UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2013. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	3,953	$75,229
EQ/BlackRock Basic Value Equity Portfolio‡	4,253	69,331
EQ/Boston Advisors Equity Income Portfolio‡	6,653	43,287
EQ/Core Bond Index Portfolio‡	428	4,348
EQ/Davis New York Venture Portfolio‡	4,592	52,262
EQ/Emerging Markets Equity PLUS*‡	2,032	19,750
EQ/Equity 500 Index Portfolio‡	1,589	43,581
EQ/GAMCO Mergers & Acquisitions Portfolio‡	2,941	38,099
EQ/GAMCO Small Company Value Portfolio‡	1,312	61,770
EQ/Global Bond PLUS Portfolio‡	17,248	168,961
EQ/High Yield Bond Fund Portfolio*‡	5,588	56,726
EQ/Intermediate Government Bond Portfolio‡	4,167	43,337
EQ/International Core PLUS Portfolio‡	4,795	43,982
EQ/International Equity Index Portfolio‡	287	2,418
EQ/MFS International Growth Portfolio‡	11,240	77,553
EQ/Mid Cap Index Portfolio‡	144	1,549
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	679	11,625
EQ/Natural Resources PLUS Portfolio*‡	3,440	33,352
EQ/PIMCO Global Real Return Portfolio*‡	7,271	74,461
EQ/PIMCO Ultra Short Bond Portfolio‡	3,308	33,029
EQ/Real Estate PLUS Portfolio*‡	3,502	36,459
EQ/Small Company Index Portfolio‡	379	4,128
EQ/T.Rowe Price Growth Stock Portfolio*‡	3,252	85,054
iShares COMEX Gold Trust*	3,610	56,027
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	190	13,933
iShares FTSE China 25 Index Fund	70	2,583
iShares JP Morgan USD Emerging Markets Bond Fund	345	40,527
iShares MSCI EAFE Small Cap Index Fund	425	18,683
iShares S&P Developed ex-U.S. Property Index Fund	340	12,925
iShares Silver Trust*	450	12,339
Multimanager Core Bond Portfolio‡	5,779	59,336
SPDR S&P Emerging Asia Pacific ETF	30	2,289
SPDR S&P Emerging Markets SmallCap ETF	150	7,194

Total Investments (100.5%) (Cost $1,265,541)		1,306,127
Other Assets Less Liabilities (-0.5%)		(6,796)

Net Assets (100%)		$1,299,331

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The	holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$46,750	$26,463	$3,827	$75,229	$—	$26
EQ/BlackRock Basic Value Equity Portfolio	43,709	21,245	1,252	69,331	—	4
EQ/Boston Advisors Equity Income Portfolio	19,727	21,602	565	43,287	—	1
EQ/Core Bond Index Portfolio	2,922	1,508	88	4,348	—	—	#
EQ/Davis New York Venture Portfolio	32,962	16,278	955	52,262	—	5
EQ/Emerging Markets Equity PLUS	—	20,394	190	19,750	—	(4)
EQ/Equity 500 Index Portfolio	56,360	28,423	45,428	43,581	—	2,244
EQ/GAMCO Mergers & Acquisitions Portfolio	23,817	14,168	712	38,099	—	—	#
EQ/GAMCO Small Company Value Portfolio	40,656	19,709	3,590	61,770	—	66
EQ/Global Bond PLUS Portfolio	111,430	61,892	3,344	168,961	—	—	#
EQ/High Yield Bond Fund Portfolio	—	56,505	513	56,726	—	—	#
EQ/Intermediate Government Bond Portfolio	29,096	15,081	885	43,337	—	—	#
EQ/International Core PLUS Portfolio	29,611	14,223	832	43,982	—	3
EQ/International Equity Index Portfolio	1,581	857	49	2,418	—	—	#
EQ/MFS International Growth Portfolio	51,525	25,195	1,473	77,553	—	2
EQ/Mid Cap Index Portfolio	1,522	857	980	1,549	—	69
EQ/Morgan Stanley Mid Cap Growth Portfolio	7,564	3,460	206	11,625	—	1
EQ/Natural Resources PLUS Portfolio	—	34,509	289	33,352	—	(9)
EQ/PIMCO Global Real Return Portfolio	—	73,552	651	74,461	—	3
EQ/PIMCO Ultra Short Bond Portfolio	18,952	14,595	565	33,029	—	—	#
EQ/Real Estate PLUS Portfolio	—	35,505	329	36,459	—	(2)
EQ/Small Company Index Portfolio	4,581	2,571	3,505	4,128	—	142
EQ/T.Rowe Price Growth Stock Portfolio	35,446	47,564	1,122	85,054	—	6
Multimanager Core Bond Portfolio	40,995	19,547	1,160	59,336	196	—	#

	$599,206	$575,703	$72,510	$1,139,627	$196	$2,557

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$166,500	$—	$—	$166,500
Investment Companies	—	1,139,627	—	1,139,627

Total Assets	$166,500	$1,139,627	$—	$1,306,127

Total Liabilities	$—	$—	$—	$—

Total	$166,500	$1,139,627	$—	$1,306,127

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$656,378
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$251,993

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,766
Aggregate gross unrealized depreciation	(11,263)

Net unrealized appreciation	$40,503

Federal income tax cost of investments	$1,265,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	912,524	$17,368,036
EQ/BlackRock Basic Value Equity Portfolio‡	1,079,211	17,593,863
EQ/Boston Advisors Equity Income Portfolio‡	1,672,073	10,879,286
EQ/Core Bond Index Portfolio‡	87,599	889,885
EQ/Davis New York Venture Portfolio‡	1,089,991	12,405,373
EQ/Emerging Markets Equity PLUS*‡	751,268	7,301,930
EQ/Equity 500 Index Portfolio‡	393,822	10,802,846
EQ/GAMCO Mergers & Acquisitions Portfolio‡	891,826	11,554,439
EQ/GAMCO Small Company Value Portfolio‡	390,195	18,369,432
EQ/Global Bond PLUS Portfolio‡	1,619,703	15,866,807
EQ/High Yield Bond Fund Portfolio*‡	879,284	8,925,581
EQ/Intermediate Government Bond Portfolio‡	580,320	6,035,709
EQ/International Core PLUS Portfolio‡	1,225,519	11,240,302
EQ/International Equity Index Portfolio‡	38,941	328,425
EQ/MFS International Growth Portfolio‡	3,255,543	22,461,921
EQ/Mid Cap Index Portfolio‡	34,646	371,645
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	179,696	3,078,467
EQ/Natural Resources PLUS Portfolio*‡	955,023	9,259,596
EQ/PIMCO Global Real Return Portfolio*‡	1,138,607	11,660,857
EQ/PIMCO Ultra Short Bond Portfolio‡	242,514	2,421,347
EQ/Real Estate PLUS Portfolio*‡	1,274,611	13,271,840
EQ/Small Company Index Portfolio‡	110,414	1,201,721
EQ/T.Rowe Price Growth Stock Portfolio*‡	809,297	21,166,212
iShares COMEX Gold Trust*	1,069,600	16,600,192
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	53,120	3,895,290
iShares FTSE China 25 Index Fund	14,200	523,980
iShares JP Morgan USD Emerging Markets Bond Fund	48,560	5,704,343
iShares MSCI EAFE Small Cap Index Fund	125,000	5,495,000
iShares S&P Developed ex-U.S. Property Index Fund	87,300	3,318,753
iShares Silver Trust*	95,350	2,614,497
Multimanager Core Bond Portfolio‡	791,931	8,130,555
SPDR S&P Emerging Asia Pacific ETF	4,100	312,789
SPDR S&P Emerging Markets SmallCap ETF	31,900	1,529,924

Total Investments (99.4%) (Cost $253,552,316)		282,580,843
Other Assets Less Liabilities (0.6%)		1,695,187

Net Assets (100%)		$284,276,030

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$14,846,182	$1,165,787	$347,650	$17,368,036	$—	$4,796
EQ/BlackRock Basic Value Equity Portfolio	15,982,386	53,033	294,095	17,593,863	—	(1,785)
EQ/Boston Advisors Equity Income Portfolio	7,069,776	3,177,299	150,863	10,879,286	—	5,486
EQ/Core Bond Index Portfolio	898,730	2,356	12,162	889,885	—	— #
EQ/Davis New York Venture Portfolio	11,360,873	42,225	212,258	12,405,373	—	14,978
EQ/Emerging Markets Equity PLUS	—	7,576,025	63,347	7,301,930	—	(607)
EQ/Equity 500 Index Portfolio	20,877,166	74,041	10,547,417	10,802,846	—	1,720,061
EQ/GAMCO Mergers & Acquisitions Portfolio	10,907,983	539,671	211,531	11,554,439	—	663
EQ/GAMCO Small Company Value Portfolio	16,683,493	51,261	263,825	18,369,432	—	13,764
EQ/Global Bond PLUS Portfolio	13,585,100	2,768,151	369,656	15,866,807	—	(1,172)
EQ/High Yield Bond Fund Portfolio	—	8,865,633	72,798	8,925,581	—	399
EQ/Intermediate Government Bond Portfolio	4,626,800	1,521,957	118,202	6,035,709	—	(39)
EQ/International Core PLUS Portfolio	13,952,004	44,189	4,213,316	11,240,302	—	(975,945)
EQ/International Equity Index Portfolio	330,246	2,474	11,846	328,425	—	220
EQ/MFS International Growth Portfolio	21,861,441	76,005	395,323	22,461,921	—	14,778
EQ/Mid Cap Index Portfolio	605,457	2,474	253,844	371,645	—	58,222
EQ/Morgan Stanley Mid Cap Growth Portfolio	2,851,299	9,036	50,864	3,078,467	—	567
EQ/Natural Resources PLUS Portfolio	—	9,646,264	96,034	9,259,596	—	(1,924)
EQ/PIMCO Global Real Return Portfolio	—	11,484,548	98,514	11,660,857	—	824
EQ/PIMCO Ultra Short Bond Portfolio	2,458,289	9,036	50,275	2,421,347	—	79
EQ/Real Estate PLUS Portfolio	—	12,844,002	97,895	13,271,840	—	1,443
EQ/Small Company Index Portfolio	2,082,075	7,854	1,002,195	1,201,721	—	134,755
EQ/T.Rowe Price Growth Stock Portfolio	13,040,131	7,402,825	285,793	21,166,212	—	13,979
Multimanager Core Bond Portfolio	8,223,704	54,816	130,872	8,130,555	31,635	(81)

	$182,243,135	$67,420,962	$19,350,575	$242,586,075	$31,635	$1,003,461

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$39,994,768	$—	$—	$39,994,768
Investment Companies	—	242,586,075	—	242,586,075

Total Assets	$39,994,768	$242,586,075	$—	$282,580,843

Total Liabilities	$—	$—	$—	$—

Total	$39,994,768	$242,586,075	$—	$282,580,843

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$68,412,401
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$70,800,468

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,927,701
Aggregate gross unrealized depreciation	(7,070,638)

Net unrealized appreciation	$28,857,063

Federal income tax cost of investments	$253,723,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	2,865	$54,522
EQ/BlackRock Basic Value Equity Portfolio‡	2,848	46,433
EQ/Boston Advisors Equity Income Portfolio‡	4,782	31,116
EQ/Davis New York Venture Portfolio‡	2,850	32,436
EQ/Emerging Markets Equity PLUS*‡	1,745	16,960
EQ/Equity 500 Index Portfolio‡	869	23,843
EQ/GAMCO Mergers & Acquisitions Portfolio‡	2,654	34,381
EQ/GAMCO Small Company Value Portfolio‡	791	37,259
EQ/Global Bond PLUS Portfolio‡	1,109	10,862
EQ/High Yield Bond Fund Portfolio*‡	728	7,395
EQ/Intermediate Government Bond Portfolio‡	531	5,525
EQ/International Core PLUS Portfolio‡	3,471	31,839
EQ/International Equity Index Portfolio‡	138	1,162
EQ/MFS International Growth Portfolio‡	8,052	55,553
EQ/Mid Cap Index Portfolio‡	117	1,259
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	518	8,879
EQ/Natural Resources PLUS Portfolio*‡	2,946	28,566
EQ/PIMCO Global Real Return Portfolio*‡	1,079	11,046
EQ/Real Estate PLUS Portfolio*‡	2,949	30,707
EQ/Small Company Index Portfolio‡	295	3,208
EQ/T.Rowe Price Growth Stock Portfolio*‡	2,360	61,728
iShares COMEX Gold Trust*	2,860	44,387
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	135	9,900
iShares FTSE China 25 Index Fund	35	1,291
iShares JP Morgan USD Emerging Markets Bond Fund	40	4,699
iShares MSCI EAFE Small Cap Index Fund	295	12,968
iShares S&P Developed ex-U.S. Property Index Fund	215	8,173
iShares Silver Trust*	270	7,403
Multimanager Core Bond Portfolio‡	290	2,978
SPDR S&P Emerging Asia Pacific ETF	10	763
SPDR S&P Emerging Markets SmallCap ETF	85	4,077

Total Investments (101.9%) (Cost $593,611)		631,318
Other Assets Less Liabilities (-1.9%)		(11,715)

Net Assets (100%)		$619,603

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$40,669	$11,980	$2,971	$54,522	$—	$14
EQ/BlackRock Basic Value Equity Portfolio	37,415	7,012	2,466	46,433	—	25
EQ/Boston Advisors Equity Income Portfolio	17,487	12,822	1,221	31,116	—	9
EQ/Davis New York Venture Portfolio	26,158	5,200	1,836	32,436	—	23
EQ/Emerging Markets Equity PLUS	—	18,102	669	16,960	—	(13)
EQ/Equity 500 Index Portfolio	45,502	7,782	31,794	23,843	—	2,464
EQ/GAMCO Mergers & Acquisitions Portfolio	28,838	6,682	2,019	34,381	—	9
EQ/GAMCO Small Company Value Portfolio	32,268	5,965	4,533	37,259	—	92
EQ/Global Bond PLUS Portfolio	7,987	3,446	510	10,862	—	(1)
EQ/High Yield Bond Fund Portfolio	—	7,573	280	7,395	—	—	#
EQ/Intermediate Government Bond Portfolio	2,635	3,098	216	5,525	—	—	#
EQ/International Core PLUS Portfolio	27,498	5,200	1,846	31,839	—	12
EQ/International Equity Index Portfolio	1,933	301	1,053	1,162	—	73
EQ/MFS International Growth Portfolio	47,768	8,788	3,094	55,553	—	17
EQ/Mid Cap Index Portfolio	1,843	301	1,007	1,259	—	119
EQ/Morgan Stanley Mid Cap Growth Portfolio	7,299	1,298	433	8,879	—	3
EQ/Natural Resources PLUS Portfolio	—	30,515	1,114	28,566	—	(37)
EQ/PIMCO Global Real Return Portfolio	—	11,170	374	11,046	—	—	#
EQ/Real Estate PLUS Portfolio	—	30,688	1,127	30,707	—	(4)
EQ/Small Company Index Portfolio	5,492	921	3,648	3,208	—	238
EQ/T.Rowe Price Growth Stock Portfolio	32,758	28,752	2,417	61,728	—	18
Multimanager Core Bond Portfolio	2,660	493	170	2,978	11	—	#

	$366,210	$208,089	$64,797	$537,657	$11	$3,061

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$93,661	$—	$—	$93,661
Investment Companies	—	537,657	—	537,657

Total Assets	$93,661	$537,657	$—	$631,318

Total Liabilities	$—	$—	$—	$—

Total	$93,661	$537,657	$—	$631,318

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long term investments other than U.S. government debt securities	$222,303
Net Proceeds of Sales and Redemptions:
Long term investments other than U.S. government debt securities	$158,053

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,757
Aggregate gross unrealized depreciation	(4,148)

Net unrealized appreciation	$37,609

Federal income tax cost of investments	$593,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	5,503	$93,797
AXA Tactical Manager 400 Portfolio‡	1,501	27,065
AXA Tactical Manager 500 Portfolio‡	20,481	331,101
AXA Tactical Manager International Portfolio‡	6,176	77,263
EQ/Intermediate Government Bond Portfolio‡	443,772	4,615,521

Total Investments (99.9%) (Cost $5,114,482)		5,144,747
Other Assets Less Liabilities (0.1%)		3,704

Net Assets (100%)		$5,148,451

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$7,041	$87,440	$4,408	$93,797	$—	$501
AXA Tactical Manager 400 Portfolio	1,900	24,983	940	27,065	—	77
AXA Tactical Manager 500 Portfolio	19,835	312,284	12,710	331,101	—	600
AXA Tactical Manager International Portfolio	5,584	74,948	3,353	77,263	—	297
EQ/Intermediate Government Bond Portfolio	286,934	4,499,446	183,799	4,615,521	—	(780)

	$321,294	$4,999,101	$205,210	$5,144,747	$—	$695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,144,747	$—	$5,144,747

Total Assets	$—	$5,144,747	$—	$5,144,747

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,144,747	$—	$5,144,747

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,999,101
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$205,905

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,134
Aggregate gross unrealized depreciation	(95)

Net unrealized appreciation	$30,039

Federal income tax cost of investments	$5,114,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	1,395,012	$23,778,807
AXA Tactical Manager 400 Portfolio‡	285,752	5,152,578
AXA Tactical Manager 500 Portfolio‡	4,199,909	67,896,608
AXA Tactical Manager International Portfolio‡	1,421,934	17,787,258
EQ/AllianceBernstein Short-Term Bond Portfolio‡	7,683,063	72,108,066
EQ/Core Bond Index Portfolio‡	16,577,167	168,401,987
EQ/Intermediate Government Bond Portfolio‡	19,036,659	197,993,708

Total Investments (99.8%) (Cost $533,597,733)		553,119,012
Other Assets Less Liabilities (0.2%)		1,150,286

Net Assets (100%)		$554,269,298

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$20,735,102	$1,457,181	$949,027	$23,778,807	$—	$2,357
AXA Tactical Manager 400 Portfolio	4,581,411	291,436	316,519	5,152,578	—	3,758
AXA Tactical Manager 500 Portfolio	63,501,069	4,857,270	6,830,318	67,896,608	—	90,964
AXA Tactical Manager International Portfolio	16,320,182	1,165,745	281,087	17,787,258	—	21
EQ/AllianceBernstein Short-Term Bond Portfolio	66,798,009	6,565,851	1,264,967	72,108,066	—	17
EQ/Core Bond Index Portfolio	156,567,813	14,491,739	2,857,861	168,401,987	—	66
EQ/Intermediate Government Bond Portfolio	184,635,949	16,628,938	3,373,194	197,993,708	—	98

	$513,139,535	$45,458,160	$15,872,973	$553,119,012	$—	$97,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$553,119,012	$—	$553,119,012

Total Assets	$—	$553,119,012	$—	$553,119,012

Total Liabilities	$—	$—	$—	$—

Total	$—	$553,119,012	$—	$553,119,012

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,458,160
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,970,254

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,113,642
Aggregate gross unrealized depreciation	(2,671,230)

Net unrealized appreciation	$19,442,412

Federal income tax cost of investments	$533,676,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	4,335,822	$73,906,665
AXA Tactical Manager 400 Portfolio‡	564,234	10,174,060
AXA Tactical Manager 500 Portfolio‡	12,914,625	208,780,535
AXA Tactical Manager International Portfolio‡	4,308,911	53,901,029
EQ/AllianceBernstein Short-Term Bond Portfolio‡	8,735,009	81,980,921
EQ/Core Bond Index Portfolio‡	18,983,922	192,851,414
EQ/Intermediate Government Bond Portfolio‡	21,480,027	223,406,342

Total Investments (100.0%) (Cost $788,679,173)		845,000,966
Other Assets Less Liabilities (0.0%)		256,384

Net Assets (100%)		$845,257,350

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$62,472,362	$5,218,737	$1,572,423	$73,906,665	$—	$542
AXA Tactical Manager 400 Portfolio	8,838,781	673,385	506,647	10,174,060	—	2,767
AXA Tactical Manager 500 Portfolio	186,270,368	17,002,981	13,791,014	208,780,535	—	46,710
AXA Tactical Manager International Portfolio	49,009,824	4,208,659	1,059,307	53,901,029	—	(464)
EQ/AllianceBernstein Short-Term Bond Portfolio	71,845,115	10,222,200	96,502	81,980,921	—	— #
EQ/Core Bond Index Portfolio	170,850,378	21,959,517	214,192	192,851,414	—	(4)
EQ/Intermediate Government Bond Portfolio	198,864,559	24,653,059	251,851	223,406,342	—	(4)

	$748,151,387	$83,938,538	$17,491,936	$845,000,966	$—	$49,547

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$845,000,966	$—	$845,000,966

Total Assets	$—	$845,000,966	$—	$845,000,966

Total Liabilities	$—	$—	$—	$—

Total	$—	$845,000,966	$—	$845,000,966

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,938,538
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,541,483

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,148,825
Aggregate gross unrealized depreciation	(2,923,292)

Net unrealized appreciation	$56,225,533

Federal income tax cost of investments	$788,775,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	10,761,086	$183,429,139
AXA Tactical Manager 400 Portfolio‡	1,308,770	23,599,244
AXA Tactical Manager 500 Portfolio‡	32,685,400	528,399,021
AXA Tactical Manager International Portfolio‡	10,617,943	132,821,959
EQ/AllianceBernstein Short-Term Bond Portfolio‡	14,409,940	135,242,010
EQ/Core Bond Index Portfolio‡	31,682,442	321,851,504
EQ/Intermediate Government Bond Portfolio‡	35,714,128	371,450,309

Total Investments (100.0%) (Cost $1,561,710,147)		1,696,793,186
Other Assets Less Liabilities (0.0%)		548,978

Net Assets (100%)		$1,697,342,164

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$152,427,375	$14,525,336	$2,662,707	$183,429,139	$—	$(1,274)
AXA Tactical Manager 400 Portfolio	21,506,377	1,862,223	2,515,039	23,599,244	—	5,658
AXA Tactical Manager 500 Portfolio	456,852,503	46,928,010	23,501,965	528,399,021	—	19,587
AXA Tactical Manager International Portfolio	121,734,278	11,918,225	5,129,883	132,821,959	—	2,574
EQ/AllianceBernstein Short-Term Bond Portfolio	116,103,432	19,263,114	140,739	135,242,010	—	(2)
EQ/Core Bond Index Portfolio	280,591,601	41,133,339	310,450	321,851,504	—	(3)
EQ/Intermediate Government Bond Portfolio	325,226,033	46,347,563	368,397	371,450,309	—	— #

	$1,474,441,599	$181,977,810	$34,629,180	$1,696,793,186	$—	$26,540

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,696,793,186	$—	$1,696,793,186

Total Assets	$—	$1,696,793,186	$—	$1,696,793,186

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,696,793,186	$—	$1,696,793,186

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$181,977,810
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$34,655,720

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,699,108
Aggregate gross unrealized depreciation	(4,745,888)

Net unrealized appreciation	$134,953,220

Federal income tax cost of investments	$1,561,839,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	28,695,472	$489,131,434
AXA Tactical Manager 400 Portfolio‡	3,320,954	59,882,189
AXA Tactical Manager 500 Portfolio‡	87,299,015	1,411,294,154
AXA Tactical Manager International Portfolio‡	28,375,887	354,959,612
EQ/AllianceBernstein Short-Term Bond Portfolio‡	25,560,850	239,896,949
EQ/Core Bond Index Portfolio‡	56,449,027	573,447,092
EQ/Intermediate Government Bond Portfolio‡	63,000,274	655,244,085

Total Investments (100.0%) (Cost $3,420,188,421)		3,783,855,515
Other Assets Less Liabilities (0.0%)		(1,317,263)

Net Assets (100%)		$3,782,538,252

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$414,318,092	$27,109,440	$4,034,939	$489,131,434	$—	$1,375
AXA Tactical Manager 400 Portfolio	54,427,186	3,460,780	4,998,070	59,882,189	—	6,566
AXA Tactical Manager 500 Portfolio	1,242,222,678	87,096,287	48,013,596	1,411,294,154	—	103,070
AXA Tactical Manager International Portfolio	335,239,180	21,918,271	14,026,233	354,959,612	—	3,127
EQ/AllianceBernstein Short-Term Bond Portfolio	210,114,860	29,773,508	20,860	239,896,949	—	—	#
EQ/Core Bond Index Portfolio	509,721,389	63,007,796	46,356	573,447,092	—	2
EQ/Intermediate Government Bond Portfolio	585,531,486	69,352,559	54,857	655,244,085	—	(1)

	$3,351,574,871	$301,718,641	$71,194,911	$3,783,855,515	$—	$114,139

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,783,855,515	$—	$3,783,855,515

Total Assets	$—	$3,783,855,515	$—	$3,783,855,515

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,783,855,515	$—	$3,783,855,515

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$301,718,641
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$71,309,050

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,995,073
Aggregate gross unrealized depreciation	(9,486,232)

Net unrealized appreciation	$363,508,841

Federal income tax cost of investments	$3,420,346,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	12,471,504	$212,584,231
AXA Tactical Manager 400 Portfolio‡	1,684,512	30,374,476
AXA Tactical Manager 500 Portfolio‡	38,961,529	629,860,233
AXA Tactical Manager International Portfolio‡	12,552,633	157,023,383
EQ/AllianceBernstein Short-Term Bond Portfolio‡	7,258,263	68,121,177
EQ/Core Bond Index Portfolio‡	16,055,829	163,105,888
EQ/Intermediate Government Bond Portfolio‡	17,779,717	184,920,693

Total Investments (99.8%) (Cost $1,284,339,690)		1,445,990,081
Other Assets Less Liabilities (0.2%)		2,959,133

Net Assets (100%)		$1,448,949,214

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$170,574,979	$20,238,604	$—	$212,584,231	$—	$—
AXA Tactical Manager 400 Portfolio	25,400,239	2,575,822	999,436	30,374,476	—	564
AXA Tactical Manager 500 Portfolio	523,063,471	64,763,533	13,997,685	629,860,233	—	2,316
AXA Tactical Manager International Portfolio	140,837,142	16,190,884	5,000,456	157,023,383	—	(457)
EQ/AllianceBernstein Short-Term Bond Portfolio	56,754,105	11,359,493	—	68,121,177	—	—
EQ/Core Bond Index Portfolio	138,321,143	24,558,858	—	163,105,888	—	—
EQ/Intermediate Government Bond Portfolio	157,289,389	27,502,655	—	184,920,693	—	—

	$1,212,240,468	$167,189,849	$19,997,577	$1,445,990,081	$—	$2,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,445,990,081	$—	$1,445,990,081

Total Assets	$—	$1,445,990,081	$—	$1,445,990,081

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,445,990,081	$—	$1,445,990,081

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$167,189,849
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,000,000

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,000,093
Aggregate gross unrealized depreciation	(2,405,863)

Net unrealized appreciation	$161,594,230

Federal income tax cost of investments	$1,284,395,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	2,062,555	$35,157,486
AXA Tactical Manager 400 Portfolio‡	249,529	4,499,416
AXA Tactical Manager 500 Portfolio‡	6,677,996	107,957,877
AXA Tactical Manager International Portfolio‡	2,111,547	26,413,760
EQ/AllianceBernstein Short-Term Bond Portfolio‡	722,898	6,784,636
EQ/Core Bond Index Portfolio‡	1,564,065	15,888,824
EQ/Intermediate Government Bond Portfolio‡	1,700,291	17,684,136

Total Investments (99.1%) (Cost $201,115,614)		214,386,135
Other Assets Less Liabilities (0.9%)		1,933,073

Net Assets (100%)		$216,319,208

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio	$19,681,021	$12,598,702	$—	$35,157,486	$—	$—
AXA Tactical Manager 400 Portfolio	2,501,632	1,599,835	—	4,499,416	—	—
AXA Tactical Manager 500 Portfolio	61,192,291	40,395,838	1,249,987	107,957,877	—	13
AXA Tactical Manager International Portfolio	16,131,721	9,998,970	297,877	26,413,760	—	2,123
EQ/AllianceBernstein Short-Term Bond Portfolio	3,914,670	2,869,732	—	6,784,636	—	—
EQ/Core Bond Index Portfolio	9,221,765	6,639,382	—	15,888,824	—	—
EQ/Intermediate Government Bond Portfolio	10,225,436	7,439,299	—	17,684,136	—	—

	$122,868,536	$81,541,758	$1,547,864	$214,386,135	$—	$2,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$214,386,135	$—	$214,386,135

Total Assets	$—	$214,386,135	$—	$214,386,135

Total Liabilities	$—	$—	$—	$—

Total	$—	$214,386,135	$—	$214,386,135

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$81,541,758
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,550,000

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,425,342
Aggregate gross unrealized depreciation	(155,009)

Net unrealized appreciation	$13,270,333

Federal income tax cost of investments	$201,115,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	49,191,647	$462,281,902
EQ/Mutual Large Cap Equity Portfolio‡	45,664,770	472,808,511
EQ/Templeton Global Equity Portfolio‡	47,237,761	458,113,190

Total Investments (99.9%) (Cost $1,291,183,862)		1,393,203,603
Other Assets Less Liabilities (0.1%)		1,656,157

Net Assets (100%)		$1,394,859,760

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$437,073,088	$11,313,649	$9,656,616	$462,281,902	$—	$82,236
EQ/Mutual Large Cap Equity Portfolio	435,131,196	3,313,649	9,756,764	472,808,511	—	(17,913)
EQ/Templeton Global Equity Portfolio	451,458,172	1,313,688	21,740,490	458,113,190	—	(1,347)

	$1,323,662,456	$15,940,986	$41,153,870	$1,393,203,603	$—	$62,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,393,203,603	$—	$1,393,203,603

Total Assets	$—	$1,393,203,603	$—	$1,393,203,603

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,393,203,603	$—	$1,393,203,603

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,940,986
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$41,216,846

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,766,333
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$102,766,333

Federal income tax cost of investments	$1,290,437,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	162,318	$4,389,079
iShares MSCI Austria Capped Investable Market Index Fund	7,741	133,145
iShares MSCI Belgium Capped Investable Market Index Fund	29,239	414,609
iShares MSCI EAFE Growth Index Fund	200,009	12,662,570
iShares MSCI EAFE Index Fund	984,641	58,074,126
iShares MSCI EAFE Value Index Fund	243,510	12,111,700
iShares MSCI France Index Fund	287,506	6,673,014
iShares MSCI Germany Index Fund	241,823	5,917,409
iShares MSCI Hong Kong Index Fund	94,164	1,868,214
iShares MSCI Israel Capped Investable Market Index Fund	21,700	980,623
iShares MSCI Italy Capped Index Fund	75,680	893,024
iShares MSCI Japan Index Fund	2,585,532	27,923,746
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,374,671
iShares MSCI Pacific ex-Japan Index Fund	251,556	12,502,333
iShares MSCI Singapore Index Fund	95,814	1,337,563
iShares MSCI Spain Capped Index Fund	52,132	1,475,336
iShares MSCI Sweden Index Fund	88,184	2,866,862
iShares MSCI Switzerland Capped Index Fund	211,733	6,216,481
iShares MSCI United Kingdom Index Fund	822,900	15,034,383
iShares S&P Europe 350 Index Fund	1,019,534	40,485,695
SPDR DJ EURO Stoxx 50 Fund	10,560	348,902
Vanguard MSCI EAFE ETF	1,196,600	43,592,138

Total Investments (99.7%) (Cost $190,749,020)		257,275,623
Other Assets Less Liabilities (0.3%)		758,331

Net Assets (100%)		$258,033,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$257,275,623	$—	$—	$257,275,623

Total Assets	$257,275,623	$—	$—	$257,275,623

Total Liabilities	$—	$—	$—	$—

Total	$257,275,623	$—	$—	$257,275,623

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$—
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,535,998

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,390,413
Aggregate gross unrealized depreciation	(862,904)

Net unrealized appreciation	$66,527,509

Federal income tax cost of investments	$190,748,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.5%)
Auto Components (0.2%)
BorgWarner, Inc.*	14,447	$1,117,331
Delphi Automotive plc	36,627	1,626,239
Goodyear Tire & Rubber Co.*	30,764	387,934
Johnson Controls, Inc.	85,424	2,995,819

		6,127,323

Automobiles (0.3%)
Ford Motor Co.	489,658	6,439,002
Harley-Davidson, Inc.	28,249	1,505,672

		7,944,674

Distributors (0.0%)
Genuine Parts Co.	19,331	1,507,818

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	12,526	217,827
H&R Block, Inc.	33,855	996,014

		1,213,841

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	55,459	1,902,244
Chipotle Mexican Grill, Inc.*	3,877	1,263,398
Darden Restaurants, Inc.	16,141	834,167
International Game Technology	33,156	547,074
Marriott International, Inc., Class A	30,435	1,285,270
McDonald’s Corp.	125,194	12,480,590
Starbucks Corp.	93,542	5,328,152
Starwood Hotels & Resorts Worldwide, Inc.	24,197	1,542,075
Wyndham Worldwide Corp.	17,071	1,100,738
Wynn Resorts Ltd.	9,956	1,246,093
Yum! Brands, Inc.	56,300	4,050,222

		31,580,023

Household Durables (0.2%)
D.R. Horton, Inc.	34,968	849,722
Garmin Ltd.	13,683	452,086
Harman International Industries, Inc.	8,452	377,213
Leggett & Platt, Inc.	17,811	601,656
Lennar Corp., Class A	20,602	854,571
Newell Rubbermaid, Inc.	35,848	935,633
PulteGroup, Inc.*	42,567	861,556
Whirlpool Corp.	9,803	1,161,263

		6,093,700

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	45,399	12,098,380
Expedia, Inc.	11,656	699,477
Netflix, Inc.*	6,989	1,323,786
priceline.com, Inc.*	6,226	4,283,052
TripAdvisor, Inc.*	13,729	721,047

		19,125,742

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	14,268	626,936
Mattel, Inc.	43,002	1,883,058

		2,509,994

Media (2.0%)
Cablevision Systems Corp. - New
York Group, Class A	26,798	400,898
CBS Corp., Class B	73,068	3,411,545
Comcast Corp., Class A	329,558	13,844,732
DIRECTV*	71,545	4,050,163
Discovery Communications, Inc., Class A*	30,614	2,410,546
Gannett Co., Inc.	28,698	627,625
Interpublic Group of Cos., Inc.	51,733	674,081
News Corp., Class A	249,689	7,620,508
Omnicom Group, Inc.	32,649	1,923,026
Scripps Networks Interactive, Inc., Class A	10,740	691,012
Time Warner Cable, Inc.	36,903	3,544,902
Time Warner, Inc.	116,721	6,725,464
Viacom, Inc., Class B	56,865	3,501,178
Walt Disney Co.	225,400	12,802,720
Washington Post Co., Class B	564	252,108

		62,480,508

Multiline Retail (0.5%)
Dollar General Corp.*	37,751	1,909,446
Dollar Tree, Inc.*	28,388	1,374,831
Family Dollar Stores, Inc.	12,006	708,954
J.C. Penney Co., Inc.	17,677	267,100
Kohl’s Corp.	26,440	1,219,677
Macy’s, Inc.	49,339	2,064,344
Nordstrom, Inc.	18,706	1,033,132
Target Corp.	81,245	5,561,220

		14,138,704

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	9,901	457,426
AutoNation, Inc.*	4,795	209,781
AutoZone, Inc.*	4,538	1,800,542
Bed Bath & Beyond, Inc.*	28,245	1,819,543
Best Buy Co., Inc.	33,189	735,136
CarMax, Inc.*	28,488	1,187,950
GameStop Corp., Class A	15,080	421,788
Gap, Inc.	37,149	1,315,075
Home Depot, Inc.	186,666	13,025,553
L Brands, Inc.	29,901	1,335,379
Lowe’s Cos., Inc.	138,602	5,255,788
O’Reilly Automotive, Inc.*	13,903	1,425,753
PetSmart, Inc.	13,431	834,065
Ross Stores, Inc.	27,765	1,683,114
Staples, Inc.	84,247	1,131,437
Tiffany & Co.	14,861	1,033,434
TJX Cos., Inc.	91,037	4,255,980
Urban Outfitters, Inc.*	13,604	527,019

		38,454,763

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	35,071	1,753,199
Fossil, Inc.*	6,674	644,708
NIKE, Inc., Class B	90,596	5,346,070
PVH Corp.	9,759	1,042,359
Ralph Lauren Corp.	7,593	1,285,571
VF Corp.	11,008	1,846,592

		11,918,499

Total Consumer Discretionary		203,095,589

Consumer Staples (6.1%)
Beverages (1.3%)
Beam, Inc.	20,010	1,271,435
Brown-Forman Corp., Class B	18,952	1,353,173
Coca-Cola Co.	478,540	19,352,158
Coca-Cola Enterprises, Inc.	32,784	1,210,385
Constellation Brands, Inc., Class A*	19,020	906,113
Dr. Pepper Snapple Group, Inc.	25,440	1,194,408
Molson Coors Brewing Co., Class B	19,440	951,199
Monster Beverage Corp.*	17,997	859,177
PepsiCo, Inc.	192,610	15,237,377

		42,335,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	54,385	$5,770,792
CVS Caremark Corp.	153,728	8,453,503
Kroger Co.	64,712	2,144,556
Safeway, Inc.	29,956	789,340
Sysco Corp.	73,155	2,572,861
Walgreen Co.	107,366	5,119,211
Wal-Mart Stores, Inc.	208,820	15,626,001
Whole Foods Market, Inc.	21,532	1,867,901

		42,344,165

Food Products (1.1%)
Archer-Daniels-Midland Co.	82,211	2,772,977
Campbell Soup Co.	22,358	1,014,159
ConAgra Foods, Inc.	51,657	1,849,837
Dean Foods Co.*	23,225	421,069
General Mills, Inc.	80,718	3,980,205
H.J. Heinz Co.	40,027	2,892,751
Hershey Co.	18,740	1,640,312
Hormel Foods Corp.	16,774	693,102
J.M. Smucker Co.	13,399	1,328,645
Kellogg Co.	31,168	2,008,154
Kraft Foods Group, Inc.	73,970	3,811,674
McCormick & Co., Inc. (Non-Voting)	16,559	1,217,915
Mead Johnson Nutrition Co.	25,292	1,958,865
Mondelez International, Inc., Class A	222,003	6,795,512
Tyson Foods, Inc., Class A	35,442	879,671

		33,264,848

Household Products (1.2%)
Clorox Co.	16,345	1,447,023
Colgate-Palmolive Co.	54,895	6,479,257
Kimberly-Clark Corp.	48,402	4,742,428
Procter & Gamble Co.	341,040	26,280,542

		38,949,250

Personal Products (0.1%)
Avon Products, Inc.	53,948	1,118,342
Estee Lauder Cos., Inc., Class A	29,957	1,918,147

		3,036,489

Tobacco (1.0%)
Altria Group, Inc.	250,952	8,630,239
Lorillard, Inc.	47,382	1,911,864
Philip Morris International, Inc.	205,734	19,073,599
Reynolds American, Inc.	40,188	1,787,964

		31,403,666

Total Consumer Staples		191,333,843

Energy (6.1%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	55,150	2,559,511
Cameron International Corp.*	30,938	2,017,158
Diamond Offshore Drilling, Inc.	8,702	605,311
Ensco plc, Class A	29,014	1,740,840
FMC Technologies, Inc.*	29,686	1,614,621
Halliburton Co.	116,326	4,700,734
Helmerich & Payne, Inc.	13,261	804,943
Nabors Industries Ltd.	36,339	589,419
National Oilwell Varco, Inc.	53,259	3,768,074
Noble Corp.	31,494	1,201,496
Rowan Cos., plc, Class A*	15,559	550,166
Schlumberger Ltd.	165,827	12,418,784

		32,571,057

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	62,490	5,464,750
Apache Corp.	48,905	3,773,510
Cabot Oil & Gas Corp.	26,265	1,775,777
Chesapeake Energy Corp.	64,989	1,326,425
Chevron Corp.	242,551	28,819,910
ConocoPhillips Co.	152,433	9,161,223
CONSOL Energy, Inc.	28,402	955,727
Denbury Resources, Inc.*	46,667	870,339
Devon Energy Corp.	47,133	2,659,244
EOG Resources, Inc.	33,925	4,344,775
EQT Corp.	18,789	1,272,955
Exxon Mobil Corp.	559,391	50,406,723
Hess Corp.	37,090	2,656,015
Kinder Morgan, Inc.	78,863	3,050,421
Marathon Oil Corp.	88,344	2,978,960
Marathon Petroleum Corp.	41,388	3,708,365
Murphy Oil Corp.	22,626	1,441,955
Newfield Exploration Co.*	16,968	380,423
Noble Energy, Inc.	22,416	2,592,635
Occidental Petroleum Corp.	100,577	7,882,219
Peabody Energy Corp.	33,717	713,115
Phillips 66	77,606	5,430,092
Pioneer Natural Resources Co.	16,522	2,052,858
QEP Resources, Inc.	22,231	707,835
Range Resources Corp.	20,325	1,647,138
Southwestern Energy Co.*	43,815	1,632,547
Spectra Energy Corp.	83,401	2,564,581
Tesoro Corp.	17,170	1,005,303
Valero Energy Corp.	69,024	3,139,902
Williams Cos., Inc.	85,076	3,186,947
WPX Energy, Inc.*	25,017	400,772

		158,003,441

Total Energy		190,574,498

Financials (8.9%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	25,414	1,871,741
Bank of New York Mellon Corp.	145,257	4,065,743
BlackRock, Inc.	15,702	4,033,530
Charles Schwab Corp.	137,193	2,426,944
E*TRADE Financial Corp.*	31,874	341,371
Franklin Resources, Inc.	17,245	2,600,719
Goldman Sachs Group, Inc.	54,636	8,039,687
Invesco Ltd.	55,077	1,595,030
Legg Mason, Inc.	14,353	461,449
Morgan Stanley	171,436	3,768,163
Northern Trust Corp.	27,168	1,482,286
State Street Corp.	57,054	3,371,321
T. Rowe Price Group, Inc.	32,332	2,420,697

		36,478,681

Commercial Banks (1.6%)
BB&T Corp.	87,359	2,742,199
Comerica, Inc.	23,451	843,063
Fifth Third Bancorp	109,324	1,783,074
First Horizon National Corp.	30,407	324,747
Huntington Bancshares, Inc./Ohio	105,224	777,605
KeyCorp	115,418	1,149,563
M&T Bank Corp.	15,264	1,574,634
PNC Financial Services Group, Inc.	65,975	4,387,338
Regions Financial Corp.	176,141	1,442,595
SunTrust Banks, Inc.	67,271	1,938,078
U.S. Bancorp	232,664	7,894,290
Wells Fargo & Co.	611,991	22,637,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp	23,055	$576,144

		48,070,877

Consumer Finance (0.5%)
American Express Co.	119,998	8,095,065
Capital One Financial Corp.	72,685	3,994,041
Discover Financial Services	61,867	2,774,116
SLM Corp.	56,637	1,159,926

		16,023,148

Diversified Financial Services (2.1%)
Bank of America Corp.	1,350,870	16,453,597
Citigroup, Inc.	379,379	16,783,727
CME Group, Inc./Illinois	38,309	2,351,789
IntercontinentalExchange, Inc.*	9,068	1,478,719
JPMorgan Chase & Co.	477,849	22,678,713
Leucadia National Corp.	36,682	1,006,187
McGraw-Hill Cos., Inc.	35,049	1,825,352
Moody’s Corp.	24,136	1,286,931
NASDAQ OMX Group, Inc.	14,672	473,906
NYSE Euronext	30,373	1,173,613

		65,512,534

Insurance (2.3%)
ACE Ltd.	42,359	3,768,680
Aflac, Inc.	58,357	3,035,731
Allstate Corp.	59,624	2,925,750
American International Group, Inc.*	184,307	7,154,798
Aon plc	38,912	2,393,088
Assurant, Inc.	9,794	440,828
Berkshire Hathaway, Inc., Class B*	227,714	23,727,799
Chubb Corp.	32,599	2,853,390
Cincinnati Financial Corp.	18,282	862,728
Genworth Financial, Inc., Class A*	61,506	615,060
Hartford Financial Services Group, Inc.	54,585	1,408,293
Lincoln National Corp.	33,914	1,105,936
Loews Corp.	38,669	1,704,143
Marsh & McLennan Cos., Inc.	68,452	2,599,122
MetLife, Inc.	136,523	5,190,604
Principal Financial Group, Inc.	34,420	1,171,313
Progressive Corp.	69,440	1,754,749
Prudential Financial, Inc.	58,048	3,424,251
Torchmark Corp.	11,705	699,959
Travelers Cos., Inc.	47,197	3,973,515
Unum Group	33,711	952,336
XL Group plc	36,850	1,116,555

		72,878,628

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	49,323	3,793,925
Apartment Investment & Management Co. (REIT), Class A	18,233	559,024
AvalonBay Communities, Inc. (REIT)	14,196	1,798,207
Boston Properties, Inc. (REIT)	18,928	1,912,864
Equity Residential (REIT)	40,042	2,204,712
HCP, Inc. (REIT)	56,595	2,821,827
Health Care REIT, Inc. (REIT)	32,559	2,211,082
Host Hotels & Resorts, Inc. (REIT)	90,702	1,586,378
Kimco Realty Corp. (REIT)	51,000	1,142,400
Plum Creek Timber Co., Inc. (REIT)	20,264	1,057,781
Prologis, Inc. (REIT)	57,770	2,309,644
Public Storage (REIT)	18,007	2,742,826
Simon Property Group, Inc. (REIT)	39,160	6,209,210
Ventas, Inc. (REIT)	36,460	2,668,872
Vornado Realty Trust (REIT)	21,143	1,768,400
Weyerhaeuser Co. (REIT)	68,065	2,135,880

		36,923,032

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	37,962	958,541

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	59,578	514,754
People’s United Financial, Inc.	42,338	569,023

		1,083,777

Total Financials		277,929,218

Health Care (7.0%)
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	24,367	2,245,175
Amgen, Inc.	93,449	9,579,457
Biogen Idec, Inc.*	29,501	5,691,038
Celgene Corp.*	52,287	6,060,586
Gilead Sciences, Inc.*	190,061	9,299,685

		32,875,941

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	196,120	6,926,958
Baxter International, Inc.	68,170	4,951,869
Becton, Dickinson and Co.	24,224	2,316,057
Boston Scientific Corp.*	169,571	1,324,349
C.R. Bard, Inc.	9,527	960,131
CareFusion Corp.*	27,807	972,967
Covidien plc	58,913	3,996,658
DENTSPLY International, Inc.	17,840	756,773
Edwards Lifesciences Corp.*	14,254	1,171,109
Intuitive Surgical, Inc.*	5,009	2,460,371
Medtronic, Inc.	126,258	5,929,076
St. Jude Medical, Inc.	35,326	1,428,583
Stryker Corp.	36,098	2,355,033
Varian Medical Systems, Inc.*	13,615	980,280
Zimmer Holdings, Inc.	21,153	1,591,129

		38,121,343

Health Care Providers & Services (1.1%)
Aetna, Inc.	40,965	2,094,131
AmerisourceBergen Corp.	28,752	1,479,290
Cardinal Health, Inc.	42,547	1,770,806
Cigna Corp.	35,694	2,226,235
Coventry Health Care, Inc.	16,848	792,362
DaVita HealthCare Partners, Inc.*	10,534	1,249,227
Express Scripts Holding Co.*	102,182	5,890,792
Humana, Inc.	19,764	1,365,890
Laboratory Corp. of America Holdings*	11,632	1,049,206
McKesson Corp.	29,083	3,139,801
Patterson Cos., Inc.	10,399	395,578
Quest Diagnostics, Inc.	19,789	1,117,089
Tenet Healthcare Corp.*	13,037	620,301
UnitedHealth Group, Inc.	127,953	7,320,191
WellPoint, Inc.	37,952	2,513,561

		33,024,460

Health Care Technology (0.1%)
Cerner Corp.*	18,270	1,731,083

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	43,374	1,820,407
Life Technologies Corp.*	21,492	1,389,028
PerkinElmer, Inc.	14,176	476,880
Thermo Fisher Scientific, Inc.	44,659	3,415,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	10,731	$1,007,748

		8,110,030

Pharmaceuticals (3.3%)
AbbVie, Inc.	197,334	8,047,280
Actavis, Inc.*	15,957	1,469,799
Allergan, Inc.	38,393	4,285,811
Bristol-Myers Squibb Co.	204,442	8,420,966
Eli Lilly and Co.	124,649	7,078,817
Forest Laboratories, Inc.*	29,295	1,114,382
Hospira, Inc.*	20,657	678,169
Johnson & Johnson	348,989	28,453,073
Merck & Co., Inc.	377,358	16,690,544
Mylan, Inc.*	49,408	1,429,868
Perrigo Co.	11,027	1,309,236
Pfizer, Inc.	897,578	25,904,101

		104,882,046

Total Health Care		218,744,903

Industrials (5.6%)
Aerospace & Defense (1.3%)
Boeing Co.	84,961	7,293,902
General Dynamics Corp.	41,473	2,924,261
Honeywell International, Inc.	97,850	7,372,998
L-3 Communications Holdings, Inc.	11,233	908,974
Lockheed Martin Corp.	33,422	3,225,891
Northrop Grumman Corp.	29,616	2,077,562
Precision Castparts Corp.	18,283	3,466,823
Raytheon Co.	40,634	2,388,873
Rockwell Collins, Inc.	17,063	1,077,017
Textron, Inc.	33,926	1,011,334
United Technologies Corp.	105,282	9,836,497

		41,584,132

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	20,062	1,192,886
Expeditors International of Washington, Inc.	25,800	921,318
FedEx Corp.	36,508	3,585,086
United Parcel Service, Inc., Class B	89,273	7,668,551

		13,367,841

Airlines (0.0%)
Southwest Airlines Co.	90,962	1,226,168

Building Products (0.0%)
Masco Corp.	44,582	902,785

Commercial Services & Supplies (0.3%)
ADT Corp.	29,036	1,421,022
Avery Dennison Corp.	12,511	538,849
Cintas Corp.	13,098	578,015
Iron Mountain, Inc.	20,900	758,879
Pitney Bowes, Inc.	25,248	375,185
Republic Services, Inc.	37,179	1,226,907
Stericycle, Inc.*	10,744	1,140,798
Tyco International Ltd.	58,168	1,861,376
Waste Management, Inc.	54,583	2,140,199

		10,041,230

Construction & Engineering (0.1%)
Fluor Corp.	20,301	1,346,566
Jacobs Engineering Group, Inc.*	16,222	912,325
Quanta Services, Inc.*	26,624	760,914

		3,019,805

Electrical Equipment (0.4%)
Eaton Corp. plc	58,810	3,602,112
Emerson Electric Co.	90,119	5,034,949
Rockwell Automation, Inc.	17,449	1,506,721
Roper Industries, Inc.	12,343	1,571,387

		11,715,169

Industrial Conglomerates (1.4%)
3M Co.	79,271	8,427,300
Danaher Corp.	72,410	4,500,282
General Electric Co.	1,298,252	30,015,586

		42,943,168

Machinery (1.0%)
Caterpillar, Inc.	81,778	7,112,233
Cummins, Inc.	22,039	2,552,337
Deere & Co.	48,644	4,182,411
Dover Corp.	21,819	1,590,169
Flowserve Corp.	6,013	1,008,440
Illinois Tool Works, Inc.	51,865	3,160,653
Ingersoll-Rand plc	34,423	1,893,609
Joy Global, Inc.	13,253	788,818
PACCAR, Inc.	44,121	2,230,758
Pall Corp.	13,899	950,275
Parker Hannifin Corp.	18,618	1,705,036
Pentair Ltd. (Registered)	25,751	1,358,365
Snap-on, Inc.	7,281	602,139
Stanley Black & Decker, Inc.	20,010	1,620,210
Xylem, Inc.	23,226	640,108

		31,395,561

Professional Services (0.1%)
Dun & Bradstreet Corp.	5,112	427,619
Equifax, Inc.	15,031	865,635
Robert Half International, Inc.	17,486	656,250

		1,949,504

Road & Rail (0.5%)
CSX Corp.	127,478	3,139,783
Norfolk Southern Corp.	39,263	3,026,392
Ryder System, Inc.	6,377	381,026
Union Pacific Corp.	58,589	8,343,659

		14,890,860

Trading Companies & Distributors (0.1%)
Fastenal Co.	33,693	1,730,135
W.W. Grainger, Inc.	7,463	1,679,026

		3,409,161

Total Industrials		176,445,384

Information Technology (10.0%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	665,675	13,919,264
F5 Networks, Inc.*	9,807	873,607
Harris Corp.	14,156	655,989
JDS Uniphase Corp.*	29,167	389,963
Juniper Networks, Inc.*	64,403	1,194,032
Motorola Solutions, Inc.	34,468	2,206,986
QUALCOMM, Inc.	214,501	14,360,842

		33,600,683

Computers & Peripherals (2.3%)
Apple, Inc.	117,241	51,894,384
Dell, Inc.	182,302	2,612,388
EMC Corp.*	262,719	6,276,357
Hewlett-Packard Co.	243,831	5,812,931
NetApp, Inc.*	44,984	1,536,653
SanDisk Corp.*	30,191	1,660,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Seagate Technology plc	39,896	$1,458,598
Western Digital Corp.	27,057	1,360,426

		72,612,242

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	19,972	1,490,910
Corning, Inc.	183,915	2,451,587
FLIR Systems, Inc.	18,127	471,483
Jabil Circuit, Inc.	22,948	424,079
Molex, Inc.	17,276	505,841
TE Connectivity Ltd.	52,470	2,200,067

		7,543,967

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	22,196	783,297
eBay, Inc.*	145,674	7,898,444
Google, Inc., Class A*	33,338	26,471,372
VeriSign, Inc.*	19,063	901,299
Yahoo!, Inc.*	121,030	2,847,836

		38,902,248

IT Services (2.2%)
Accenture plc, Class A	80,439	6,110,951
Automatic Data Processing, Inc.	60,547	3,936,766
Cognizant Technology Solutions Corp., Class A*	37,672	2,886,052
Computer Sciences Corp.	19,177	944,084
Fidelity National Information Services, Inc.	36,594	1,449,854
Fiserv, Inc.*	16,670	1,464,126
International Business Machines Corp.	130,801	27,899,853
Mastercard, Inc., Class A	13,184	7,134,258
Paychex, Inc.	40,408	1,417,109
SAIC, Inc.	35,218	477,204
Teradata Corp.*	20,713	1,211,918
Total System Services, Inc.	20,077	497,508
Visa, Inc., Class A	64,391	10,936,167
Western Union Co.	71,062	1,068,772

		67,434,622

Office Electronics (0.0%)
Xerox Corp.	152,881	1,314,777

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	76,573	195,261
Altera Corp.	39,898	1,415,182
Analog Devices, Inc.	38,193	1,775,593
Applied Materials, Inc.	149,792	2,019,196
Broadcom Corp., Class A	65,343	2,265,442
First Solar, Inc.*	7,450	200,852
Intel Corp.	617,540	13,493,249
KLA-Tencor Corp.	20,774	1,095,621
Lam Research Corp.*	20,286	841,058
Linear Technology Corp.	29,024	1,113,651
LSI Corp.*	68,734	466,016
Microchip Technology, Inc.	24,379	896,172
Micron Technology, Inc.*	127,521	1,272,660
NVIDIA Corp.	78,163	1,002,050
Teradyne, Inc.*	23,734	384,965
Texas Instruments, Inc.	137,953	4,894,572
Xilinx, Inc.	32,644	1,246,021

		34,577,561

Software (1.9%)
Adobe Systems, Inc.*	62,263	2,709,063
Autodesk, Inc.*	28,087	1,158,308
BMC Software, Inc.*	16,429	761,156
CA, Inc.	41,525	1,045,184
Citrix Systems, Inc.*	23,275	1,679,524
Electronic Arts, Inc.*	37,503	663,803
Intuit, Inc.	34,777	2,283,110
Microsoft Corp.	941,220	26,928,304
Oracle Corp.	461,060	14,910,680
Red Hat, Inc.*	24,160	1,221,530
Salesforce.com, Inc.*	16,819	3,007,742
Symantec Corp.*	86,075	2,124,331

		58,492,735

Total Information Technology		314,478,835

Materials (1.9%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	25,930	2,259,021
Airgas, Inc.	8,538	846,628
CF Industries Holdings, Inc.	7,864	1,497,070
Dow Chemical Co.	150,351	4,787,176
E.I. du Pont de Nemours & Co.	116,637	5,733,875
Eastman Chemical Co.	19,215	1,342,552
Ecolab, Inc.	33,137	2,656,925
FMC Corp.	17,214	981,714
International Flavors & Fragrances, Inc.	10,188	781,114
LyondellBasell Industries N.V., Class A	47,399	2,999,883
Monsanto Co.	66,892	7,065,802
Mosaic Co.	34,539	2,058,870
PPG Industries, Inc.	17,832	2,388,418
Praxair, Inc.	36,963	4,122,853
Sherwin-Williams Co.	10,713	1,809,318
Sigma-Aldrich Corp.	15,053	1,169,317

		42,500,536

Construction Materials (0.0%)
Vulcan Materials Co.	16,249	840,073

Containers & Packaging (0.1%)
Ball Corp.	18,674	888,509
Bemis Co., Inc.	12,820	517,415
MeadWestvaco Corp.	21,920	795,696
Owens-Illinois, Inc.*	20,490	546,059
Sealed Air Corp.	24,213	583,775

		3,331,454

Metals & Mining (0.3%)
Alcoa, Inc.	133,588	1,138,170
Allegheny Technologies, Inc.	13,458	426,753
Cliffs Natural Resources, Inc.	18,897	359,232
Freeport-McMoRan Copper & Gold, Inc.	118,535	3,923,508
Newmont Mining Corp.	62,006	2,597,431
Nucor Corp.	39,653	1,829,986
United States Steel Corp.	17,909	349,226

		10,624,306

Paper & Forest Products (0.1%)
International Paper Co.	55,075	2,565,394

Total Materials		59,861,763

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	685,645	25,156,315
CenturyLink, Inc.	78,121	2,744,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Frontier Communications Corp.	123,945	$493,301
Verizon Communications, Inc.	356,845	17,538,932
Windstream Corp.	73,671	585,684

		46,518,623

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	36,595	2,548,476
MetroPCS Communications, Inc.*	39,916	435,084
Sprint Nextel Corp.*	375,818	2,333,830

		5,317,390

Total Telecommunication Services		51,836,013

Utilities (1.9%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	60,626	2,948,242
Duke Energy Corp.	87,969	6,385,670
Edison International	40,669	2,046,464
Entergy Corp.	22,228	1,405,699
Exelon Corp.	106,735	3,680,223
FirstEnergy Corp.	52,203	2,202,966
NextEra Energy, Inc.	52,914	4,110,359
Northeast Utilities	39,234	1,705,110
Pepco Holdings, Inc.	28,665	613,431
Pinnacle West Capital Corp.	13,694	792,746
PPL Corp.	72,754	2,277,928
Southern Co.	108,507	5,091,148
Xcel Energy, Inc.	60,947	1,810,126

		35,070,112

Gas Utilities (0.0%)
AGL Resources, Inc.	14,712	617,168
ONEOK, Inc.	25,576	1,219,208

		1,836,376

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	77,063	968,682
NRG Energy, Inc.	40,330	1,068,342

		2,037,024

Multi-Utilities (0.7%)
Ameren Corp.	30,280	1,060,406
CenterPoint Energy, Inc.	53,303	1,277,140
CMS Energy Corp.	33,078	924,199
Consolidated Edison, Inc.	36,558	2,231,135
Dominion Resources, Inc.	71,944	4,185,702
DTE Energy Co.	21,536	1,471,770
Integrys Energy Group, Inc.	9,780	568,805
NiSource, Inc.	38,836	1,139,448
PG&E Corp.	54,753	2,438,151
Public Service Enterprise Group, Inc.	63,155	2,168,743
SCANA Corp.	16,523	845,317
Sempra Energy	28,243	2,257,745
TECO Energy, Inc.	25,561	455,497
Wisconsin Energy Corp.	28,604	1,226,825

		22,250,883

Total Utilities		61,194,395

Total Investments (55.7%) (Cost $1,350,673,574)		1,745,494,441
Other Assets Less Liabilities (44.3%)		1,386,968,265

Net Assets (100%)		$3,132,462,706

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	17,710	June-13	$1,357,336,530	$1,383,770,850	$26,434,320

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$203,095,589	$—	$—	$203,095,589
Consumer Staples	191,333,843	—	—	191,333,843
Energy	190,574,498	—	—	190,574,498
Financials	277,929,218	—	—	277,929,218
Health Care	218,744,903	—	—	218,744,903
Industrials	176,445,384	—	—	176,445,384
Information Technology	314,478,835	—	—	314,478,835
Materials	59,861,763	—	—	59,861,763
Telecommunication Services	51,836,013	—	—	51,836,013
Utilities	61,194,395	—	—	61,194,395
Futures	26,434,320	—	—	26,434,320

Total Assets	$1,771,928,761	$—	$—	$1,771,928,761

Total Liabilities	$—	$—	$—	$—

Total	$1,771,928,761	$—	$—	$1,771,928,761

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,697,542
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,784,921

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$419,927,791
Aggregate gross unrealized depreciation	(25,076,345)

Net unrealized appreciation	$394,851,446

Federal income tax cost of investments	$1,350,642,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Auto Components (0.1%)
Gentex Corp.	13,677	$273,677

Automobiles (0.1%)
Thor Industries, Inc.	4,202	154,591

Distributors (0.3%)
LKQ Corp.*	28,551	621,270

Diversified Consumer Services (0.5%)
DeVry, Inc.	5,432	172,466
Matthews International Corp., Class A	2,634	91,900
Regis Corp.	5,447	99,081
Service Corp. International	20,215	338,197
Sotheby’s, Inc.	6,512	243,614
Strayer Education, Inc.	1,089	52,686

		997,944

Hotels, Restaurants & Leisure (0.8%)
Bally Technologies, Inc.*	3,950	205,282
Bob Evans Farms, Inc.	2,662	113,454
Brinker International, Inc.	6,777	255,154
Cheesecake Factory, Inc.	4,683	180,811
International Speedway Corp., Class A	2,460	80,393
Life Time Fitness, Inc.*	3,803	162,692
Panera Bread Co., Class A*	2,687	444,000
Scientific Games Corp., Class A*	5,046	44,153
Wendy’s Co.	27,026	153,237
WMS Industries, Inc.*	5,269	132,831

		1,772,007

Household Durables (1.4%)
Jarden Corp.*	10,607	454,488
KB Home	7,319	159,335
M.D.C. Holdings, Inc.	3,764	137,951
Mohawk Industries, Inc.*	5,578	630,983
NVR, Inc.*	450	486,049
Tempur-Pedic International, Inc.*	5,728	284,281
Toll Brothers, Inc.*	14,429	494,049
Tupperware Brands Corp.	5,166	422,269

		3,069,405

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,537	194,040

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.	6,089	563,171

Media (0.8%)
AMC Networks, Inc., Class A*	5,546	350,396
Cinemark Holdings, Inc.	9,782	287,982
DreamWorks Animation SKG, Inc., Class A*	6,858	130,028
John Wiley & Sons, Inc., Class A	4,481	174,580
Lamar Advertising Co., Class A*	5,310	258,119
Meredith Corp.	3,433	131,347
New York Times Co., Class A*	11,744	115,091
Scholastic Corp.	2,539	67,664
Valassis Communications, Inc.	3,757	112,222

		1,627,429

Multiline Retail (0.1%)
Big Lots, Inc.*	5,538	195,325
Saks, Inc.*	9,712	111,397

		306,722

Specialty Retail (2.5%)
Aaron’s, Inc.	6,726	192,902
Advance Auto Parts, Inc.	7,046	582,352
Aeropostale, Inc.*	7,497	101,959
American Eagle Outfitters, Inc.	17,229	322,182
ANN, Inc.*	4,642	134,711
Ascena Retail Group, Inc.*	12,139	225,178
Barnes & Noble, Inc.*	3,650	60,043
Cabela’s, Inc.*	4,417	268,465
Chico’s FAS, Inc.	15,850	266,280
Dick’s Sporting Goods, Inc.	9,385	443,911
Foot Locker, Inc.	14,414	493,535
Guess?, Inc.	5,883	146,075
Office Depot, Inc.*	27,524	108,169
Rent-A-Center, Inc.	5,564	205,534
Signet Jewelers Ltd.	7,741	518,647
Tractor Supply Co.	6,623	689,653
Williams-Sonoma, Inc.	8,267	425,916

		5,185,512

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.*	4,886	279,821
Deckers Outdoor Corp.*	3,291	183,276
Hanesbrands, Inc.*	9,409	428,674
Under Armour, Inc., Class A*	7,426	380,211

		1,271,982

Total Consumer Discretionary		16,037,750

Consumer Staples (2.3%)
Food & Staples Retailing (0.3%)
Harris Teeter Supermarkets, Inc.	4,741	202,488
SUPERVALU, Inc.	20,602	103,834
United Natural Foods, Inc.*	4,706	231,535

		537,857

Food Products (1.2%)
Flowers Foods, Inc.	10,970	361,352
Green Mountain Coffee Roasters, Inc.*	11,825	671,187
Hillshire Brands Co.	11,766	413,575
Ingredion, Inc.	7,386	534,156
Lancaster Colony Corp.	1,844	141,988
Post Holdings, Inc.*	3,140	134,800
Smithfield Foods, Inc.*	11,959	316,674
Tootsie Roll Industries, Inc.	2,010	60,105

		2,633,837

Household Products (0.7%)
Church & Dwight Co., Inc.	13,201	853,181
Energizer Holdings, Inc.	5,919	590,302

		1,443,483

Tobacco (0.1%)
Universal Corp.	2,227	124,801

Total Consumer Staples		4,739,978

Energy (3.7%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	5,463	287,026
CARBO Ceramics, Inc.	1,877	170,938
Dresser-Rand Group, Inc.*	7,257	447,467
Dril-Quip, Inc.*	3,494	304,572
Helix Energy Solutions Group, Inc.*	9,441	216,010
Oceaneering International, Inc.	10,344	686,945
Oil States International, Inc.*	5,250	428,242
Patterson-UTI Energy, Inc.	13,971	333,069
Superior Energy Services, Inc.*	15,255	396,172
Tidewater, Inc.	4,729	238,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Unit Corp.*	4,184	$190,581

		3,699,837

Oil, Gas & Consumable Fuels (1.9%)
Alpha Natural Resources, Inc.*	21,154	173,674
Arch Coal, Inc.	20,437	110,973
Bill Barrett Corp.*	4,609	93,425
Cimarex Energy Co.	8,271	623,964
Energen Corp.	6,901	358,921
Forest Oil Corp.*	11,479	60,380
HollyFrontier Corp.	19,469	1,001,680
Northern Oil and Gas, Inc.*	5,627	80,916
Plains Exploration & Production Co.*	12,344	585,970
Quicksilver Resources, Inc.*	11,421	25,697
Rosetta Resources, Inc.*	5,033	239,470
SM Energy Co.	6,336	375,218
World Fuel Services Corp.	6,918	274,783

		4,005,071

Total Energy		7,704,908

Financials (14.2%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	5,032	772,764
Apollo Investment Corp.	19,410	162,268
Eaton Vance Corp.	11,133	465,693
Federated Investors, Inc., Class B	8,997	212,959
Greenhill & Co., Inc.	2,464	131,528
Janus Capital Group, Inc.	18,242	171,475
Raymond James Financial, Inc.	10,811	498,387
SEI Investments Co.	12,886	371,761
Waddell & Reed Financial, Inc., Class A	8,189	358,515

		3,145,350

Commercial Banks (2.4%)
Associated Banc-Corp.	16,193	245,972
BancorpSouth, Inc.	8,014	130,628
Bank of Hawaii Corp.	4,298	218,381
Cathay General Bancorp	7,032	141,484
City National Corp./California	4,559	268,571
Commerce Bancshares, Inc./Missouri	7,396	301,979
Cullen/Frost Bankers, Inc.	5,893	368,489
East West Bancorp, Inc.	13,444	345,107
First Niagara Financial Group, Inc.	33,738	298,919
FirstMerit Corp.	10,559	174,540
Fulton Financial Corp.	19,065	223,061
Hancock Holding Co.	8,142	251,751
International Bancshares Corp.	5,209	108,347
Prosperity Bancshares, Inc.	4,265	202,118
Signature Bank/New York*	4,423	348,355
SVB Financial Group*	4,287	304,120
Synovus Financial Corp.	70,025	193,969
TCF Financial Corp.	15,671	234,438
Trustmark Corp.	6,428	160,764
Valley National Bancorp	19,136	195,953
Webster Financial Corp.	7,693	186,632
Westamerica Bancorp	2,621	118,810

		5,022,388

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	8,354	308,597
MSCI, Inc.*	11,502	390,263

		698,860

Insurance (2.9%)
Alleghany Corp.*	1,616	639,807
American Financial Group, Inc./Ohio	7,178	340,094
Arthur J. Gallagher & Co.	12,043	497,496
Aspen Insurance Holdings Ltd.	6,704	258,640
Brown & Brown, Inc.	11,310	362,372
Everest Reinsurance Group Ltd.	4,891	635,145
Fidelity National Financial, Inc., Class A	20,591	519,511
First American Financial Corp.	10,302	263,422
Hanover Insurance Group, Inc.	4,268	212,034
HCC Insurance Holdings, Inc.	9,644	405,337
Kemper Corp.	5,228	170,485
Mercury General Corp.	3,235	122,704
Old Republic International Corp.	23,135	294,046
Primerica, Inc.	4,392	143,970
Protective Life Corp.	7,490	268,142
Reinsurance Group of America, Inc.	7,064	421,509
StanCorp Financial Group, Inc.	4,235	181,089
W. R. Berkley Corp.	10,571	469,035

		6,204,838

Real Estate Investment Trusts (REITs) (6.4%)
Alexandria Real Estate Equities, Inc. (REIT)	6,106	433,404
American Campus Communities, Inc. (REIT)	10,031	454,806
BioMed Realty Trust, Inc. (REIT)	17,617	380,527
BRE Properties, Inc. (REIT)	7,369	358,723
Camden Property Trust (REIT)	8,099	556,239
Corporate Office Properties Trust/Maryland (REIT)	7,742	206,557
Corrections Corp. of America (REIT)	9,599	375,033
Duke Realty Corp. (REIT)	30,848	523,799
Equity One, Inc. (REIT)	5,935	142,262
Essex Property Trust, Inc. (REIT)	3,633	547,057
Extra Space Storage, Inc. (REIT)	9,872	387,673
Federal Realty Investment Trust (REIT)	6,222	672,225
Highwoods Properties, Inc. (REIT)	7,745	306,470
Home Properties, Inc. (REIT)	4,950	313,929
Hospitality Properties Trust (REIT)	13,165	361,248
Kilroy Realty Corp. (REIT)	7,194	376,966
Liberty Property Trust (REIT)	11,472	456,012
Macerich Co. (REIT)	13,159	847,176
Mack-Cali Realty Corp. (REIT)	8,041	230,053
National Retail Properties, Inc. (REIT)	11,101	401,523
Omega Healthcare Investors, Inc. (REIT)	10,822	328,556
Potlatch Corp. (REIT)	3,885	178,166
Rayonier, Inc. (REIT)	11,936	712,221
Realty Income Corp. (REIT)	18,582	842,694
Regency Centers Corp. (REIT)	8,666	458,518
Senior Housing Properties Trust (REIT)	17,998	482,886
SL Green Realty Corp. (REIT)	8,659	745,627
Taubman Centers, Inc. (REIT)	5,878	456,485
UDR, Inc. (REIT)	23,934	578,963
Weingarten Realty Investors (REIT)	10,725	338,374

		13,454,172

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	4,116	147,147
Jones Lang LaSalle, Inc.	4,214	418,914

		566,061

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	7,862	77,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc.	42,095	$604,063
Washington Federal, Inc.	10,086	176,505

		858,087

Total Financials		29,949,756

Health Care (5.9%)
Biotechnology (1.3%)
Regeneron Pharmaceuticals, Inc.*	7,310	1,289,484
United Therapeutics Corp.*	4,462	271,602
Vertex Pharmaceuticals, Inc.*	20,877	1,147,817

		2,708,903

Health Care Equipment & Supplies (1.5%)
Cooper Cos., Inc.	4,622	498,621
Hill-Rom Holdings, Inc.	5,776	203,431
Hologic, Inc.*	25,629	579,215
IDEXX Laboratories, Inc.*	5,222	482,461
Masimo Corp.	4,997	98,041
ResMed, Inc.	13,738	636,894
STERIS Corp.	5,584	232,350
Teleflex, Inc.	3,926	331,786
Thoratec Corp.*	5,516	206,850

		3,269,649

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.	8,825	418,217
Health Management Associates, Inc., Class A*	24,633	317,027
Health Net, Inc.*	7,587	217,140
Henry Schein, Inc.*	8,376	775,199
LifePoint Hospitals, Inc.*	4,493	217,731
MEDNAX, Inc.*	4,777	428,162
Omnicare, Inc.	10,006	407,444
Owens & Minor, Inc.	6,042	196,727
Universal Health Services, Inc., Class B	8,508	543,406
VCA Antech, Inc.*	8,444	198,350
WellCare Health Plans, Inc.*	4,127	239,201

		3,958,604

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	16,479	223,949
HMS Holdings Corp.*	8,338	226,377

		450,326

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	1,923	242,298
Charles River Laboratories
International, Inc.*	4,616	204,350
Covance, Inc.*	5,271	391,741
Mettler-Toledo International, Inc.*	2,898	617,912
Techne Corp.	3,304	224,176

		1,680,477

Pharmaceuticals (0.2%)
Endo Health Solutions, Inc.*	10,931	336,238

Total Health Care		12,404,197

Industrials (10.6%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.	3,134	226,996
B/E Aerospace, Inc.*	10,013	603,684
Esterline Technologies Corp.*	2,968	224,678
Exelis, Inc.	17,997	195,987
Huntington Ingalls Industries, Inc.	4,760	253,851
Triumph Group, Inc.	4,795	376,407

		1,881,603

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	9,924	143,700

Airlines (0.3%)
Alaska Air Group, Inc.*	6,731	430,515
JetBlue Airways Corp.*	21,531	148,564

		579,079

Building Products (0.4%)
Fortune Brands Home & Security, Inc.*	15,718	588,325
Lennox International, Inc.	4,385	278,403

		866,728

Commercial Services & Supplies (1.1%)
Brink’s Co.	4,564	128,979
Clean Harbors, Inc.*	5,053	293,529
Copart, Inc.*	10,161	348,319
Deluxe Corp.	4,860	201,204
Herman Miller, Inc.	5,589	154,648
HNI Corp.	4,311	152,997
Mine Safety Appliances Co.	2,970	147,371
R.R. Donnelley & Sons Co.	17,328	208,803
Rollins, Inc.	6,287	154,346
Waste Connections, Inc.	11,784	423,988

		2,214,184

Construction & Engineering (0.6%)
AECOM Technology Corp.*	10,048	329,574
Granite Construction, Inc.	3,439	109,498
KBR, Inc.	14,147	453,836
URS Corp.	7,355	348,700

		1,241,608

Electrical Equipment (1.1%)
Acuity Brands, Inc.	4,108	284,890
AMETEK, Inc.	23,265	1,008,770
General Cable Corp.*	4,761	174,396
Hubbell, Inc., Class B	5,101	495,358
Regal-Beloit Corp.	4,302	350,871

		2,314,285

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	6,069	411,418

Machinery (3.3%)
AGCO Corp.	9,281	483,726
CLARCOR, Inc.	4,745	248,543
Crane Co.	4,607	257,347
Donaldson Co., Inc.	12,899	466,815
Gardner Denver, Inc.	4,708	353,618
Graco, Inc.	5,818	337,619
Harsco Corp.	7,724	191,323
IDEX Corp.	7,895	421,751
ITT Corp.	8,843	251,406
Kennametal, Inc.	7,582	296,001
Lincoln Electric Holdings, Inc.	7,935	429,918
Nordson Corp.	5,429	358,043
Oshkosh Corp.*	8,365	355,429
SPX Corp.	4,504	355,636
Terex Corp.*	10,608	365,127
Timken Co.	7,622	431,253
Trinity Industries, Inc.	7,573	343,284
Valmont Industries, Inc.	2,241	352,442
Wabtec Corp.	4,567	466,336
Woodward, Inc.	5,784	229,972

		6,995,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.2%)
Kirby Corp.*	5,424	$416,563
Matson, Inc.	4,097	100,786

		517,349

Professional Services (0.5%)
Corporate Executive Board Co.	3,194	185,763
FTI Consulting, Inc.*	3,910	147,250
Manpower, Inc.	7,357	417,289
Towers Watson & Co., Class A	5,396	374,051

		1,124,353

Road & Rail (1.3%)
Con-way, Inc.	5,359	188,691
Genesee & Wyoming, Inc., Class A*	4,729	440,317
J.B. Hunt Transport Services, Inc.	8,662	645,146
Kansas City Southern	10,537	1,168,553
Landstar System, Inc.	4,442	253,594
Werner Enterprises, Inc.	4,273	103,150

		2,799,451

Trading Companies & Distributors (0.6%)
GATX Corp.	4,490	233,345
MSC Industrial Direct Co., Inc., Class A	4,470	383,436
United Rentals, Inc.*	8,907	489,618
Watsco, Inc.	2,837	238,819

		1,345,218

Total Industrials		22,434,565

Information Technology (9.2%)
Communications Equipment (0.5%)
ADTRAN, Inc.	5,942	116,760
Ciena Corp.*	9,737	155,889
InterDigital, Inc.	3,945	188,689
Plantronics, Inc.	4,070	179,853
Polycom, Inc.*	16,930	187,585
Riverbed Technology, Inc.*	15,629	233,029
Tellabs, Inc.	32,187	67,271

		1,129,076

Computers & Peripherals (0.4%)
Diebold, Inc.	6,044	183,254
Lexmark International, Inc., Class A	6,040	159,456
NCR Corp.*	15,653	431,397
QLogic Corp.*	8,702	100,943

		875,050

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	10,126	411,318
Avnet, Inc.*	13,092	473,931
Ingram Micro, Inc., Class A*	14,388	283,156
Itron, Inc.*	3,756	174,278
National Instruments Corp.	9,104	298,156
Tech Data Corp.*	3,600	164,196
Trimble Navigation Ltd.*	24,424	731,743
Vishay Intertechnology, Inc.*	12,657	172,262

		2,709,040

Internet Software & Services (1.0%)
AOL, Inc.*	7,344	282,670
Equinix, Inc.*	4,671	1,010,384
Monster Worldwide, Inc.*	11,209	56,830
Rackspace Hosting, Inc.*	10,564	533,271
ValueClick, Inc.*	6,818	201,472

		2,084,627

IT Services (2.0%)
Acxiom Corp.*	7,069	144,208
Alliance Data Systems Corp.*	4,772	772,539
Broadridge Financial Solutions, Inc.	11,659	289,610
Convergys Corp.	10,177	173,314
CoreLogic, Inc.*	9,362	242,101
DST Systems, Inc.	2,877	205,044
Gartner, Inc.*	8,933	486,045
Global Payments, Inc.	7,529	373,890
Jack Henry & Associates, Inc.	8,232	380,401
Lender Processing Services, Inc.	8,142	207,295
ManTech International Corp., Class A	2,261	60,753
NeuStar, Inc., Class A*	6,326	294,349
VeriFone Systems, Inc.*	10,347	213,976
WEX, Inc.*	3,699	290,371

		4,133,896

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,872	229,617

Semiconductors & Semiconductor Equipment (1.2%)
Atmel Corp.*	42,120	293,155
Cree, Inc.*	11,169	611,056
Cypress Semiconductor Corp.*	12,836	141,581
Fairchild Semiconductor International, Inc.*	12,182	172,253
Integrated Device Technology, Inc.*	13,864	103,564
International Rectifier Corp.*	6,631	140,246
Intersil Corp., Class A	12,108	105,461
MEMC Electronic Materials, Inc.*	22,233	97,825
RF Micro Devices, Inc.*	26,836	142,768
Semtech Corp.*	6,313	223,417
Silicon Laboratories, Inc.*	3,689	152,577
Skyworks Solutions, Inc.*	18,365	404,581

		2,588,484

Software (2.7%)
ACI Worldwide, Inc.*	3,771	184,251
Advent Software, Inc.*	3,046	85,197
ANSYS, Inc.*	8,893	724,068
Cadence Design Systems, Inc.*	26,951	375,427
CommVault Systems, Inc.*	4,106	336,610
Compuware Corp.*	20,321	254,012
Concur Technologies, Inc.*	4,363	299,564
FactSet Research Systems, Inc.	3,890	360,214
Fair Isaac Corp.	3,397	155,209
Informatica Corp.*	10,311	355,420
Mentor Graphics Corp.	9,010	162,630
MICROS Systems, Inc.*	7,588	345,330
PTC, Inc.*	11,459	292,090
Rovi Corp.*	9,947	212,965
SolarWinds, Inc.*	5,878	347,390
Solera Holdings, Inc.	6,593	384,570
Synopsys, Inc.*	14,698	527,364
TIBCO Software, Inc.*	14,895	301,177

		5,703,488

Total Information Technology		19,453,278

Materials (4.1%)
Chemicals (1.7%)
Albemarle Corp.	8,501	531,482
Ashland, Inc.	7,027	522,106
Cabot Corp.	5,731	196,000
Cytec Industries, Inc.	4,291	317,877
Intrepid Potash, Inc.	5,156	96,726
Minerals Technologies, Inc.	3,356	139,308
NewMarket Corp.	1,026	267,129
Olin Corp.	7,671	193,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	12,653	$399,582
Scotts Miracle-Gro Co., Class A	3,720	160,853
Sensient Technologies Corp.	4,763	186,186
Valspar Corp.	8,007	498,436

		3,509,148

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	4,401	448,990

Containers & Packaging (1.0%)
AptarGroup, Inc.	6,337	363,427
Greif, Inc., Class A	2,903	155,659
Packaging Corp. of America	9,392	421,419
Rock-Tenn Co., Class A	6,870	637,467
Silgan Holdings, Inc.	4,312	203,742
Sonoco Products Co.	9,661	338,039

		2,119,753

Metals & Mining (1.0%)
Carpenter Technology Corp.	4,225	208,250
Commercial Metals Co.	11,185	177,282
Compass Minerals International, Inc.	3,181	250,981
Reliance Steel & Aluminum Co.	7,294	519,114
Royal Gold, Inc.	6,219	441,736
Steel Dynamics, Inc.	21,038	333,873
Worthington Industries, Inc.	5,074	157,192

		2,088,428

Paper & Forest Products (0.2%)
Domtar Corp.	3,330	258,475
Louisiana-Pacific Corp.*	13,345	288,252

		546,727

Total Materials		8,713,046

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	14,555	366,640

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,623	202,757

Total Telecommunication Services		569,397

Utilities (3.1%)
Electric Utilities (1.3%)
Cleco Corp.	5,810	273,244
Great Plains Energy, Inc.	14,696	340,800
Hawaiian Electric Industries, Inc.	9,352	259,144
IDACORP, Inc.	4,799	231,648
NV Energy, Inc.	22,575	452,177
OGE Energy Corp.	9,449	661,241
PNM Resources, Inc.	7,627	177,633
Westar Energy, Inc.	12,126	402,341

		2,798,228

Gas Utilities (0.9%)
Atmos Energy Corp.	8,654	369,439
National Fuel Gas Co.	7,994	490,432
Questar Corp.	16,775	408,136
UGI Corp.	10,807	414,881
WGL Holdings, Inc.	4,935	217,633

		1,900,521

Multi-Utilities (0.7%)
Alliant Energy Corp.	10,619	532,862
Black Hills Corp.	4,227	186,157
MDU Resources Group, Inc.	18,069	451,544
Vectren Corp.	7,853	278,153

		1,448,716

Water Utilities (0.2%)
Aqua America, Inc.	13,419	421,894

Total Utilities		6,569,359

Total Investments (61.0%) (Cost $96,946,250)		128,576,234
Other Assets Less Liabilities (39.0%)		82,271,558

Net Assets (100%)		$210,847,792

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	715	June-13	$79,645,874	$82,296,500	$2,650,626

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,037,750	$—	$—	$16,037,750
Consumer Staples	4,739,978	—	—	4,739,978
Energy	7,704,908	—	—	7,704,908
Financials	29,949,756	—	—	29,949,756
Health Care	12,404,197	—	—	12,404,197
Industrials	22,434,565	—	—	22,434,565
Information Technology	19,453,278	—	—	19,453,278
Materials	8,557,387	155,659	—	8,713,046
Telecommunication Services	569,397	—	—	569,397
Utilities	6,569,359	—	—	6,569,359
Futures	2,650,626	—	—	2,650,626

Total Assets	$131,071,201	$155,659	$—	$131,226,860

Total Liabilities	$—	$—	$—	$—

Total	$131,071,201	$155,659	$—	$131,226,860

(a)	A security with a market value of $155,659 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,273,196
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,626,046

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,718,949
Aggregate gross unrealized depreciation	(4,101,332)

Net unrealized appreciation	$31,617,617

Federal income tax cost of investments	$96,958,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	28,427	$388,028
Cooper Tire & Rubber Co.	26,510	680,247
Dana Holding Corp.	62,680	1,117,584
Dorman Products, Inc.	10,365	385,682
Drew Industries, Inc.	8,196	297,597
Exide Technologies, Inc.*	33,536	90,547
Federal-Mogul Corp.*	6,942	41,860
Fuel Systems Solutions, Inc.*	6,197	102,065
Gentherm, Inc.*	12,377	202,735
Modine Manufacturing Co.*	19,651	178,824
Shiloh Industries, Inc.	2,369	25,514
Spartan Motors, Inc.	13,312	70,687
Standard Motor Products, Inc.	8,462	234,567
Stoneridge, Inc.*	11,817	90,164
Superior Industries International, Inc.	9,660	180,449
Tenneco, Inc.*	25,727	1,011,328
Tower International, Inc.*	2,262	31,668

		5,129,546

Automobiles (0.0%)
Winnebago Industries, Inc.*	12,442	256,803

Distributors (0.1%)
Core-Mark Holding Co., Inc.	4,809	246,750
Pool Corp.	20,102	964,896
VOXX International Corp.*	7,841	83,977
Weyco Group, Inc.	2,457	60,221

		1,355,844

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	7,589	264,780
Ascent Capital Group, Inc., Class A*	5,952	443,067
Bridgepoint Education, Inc.*	7,666	78,423
Bright Horizons Family Solutions, Inc.*	4,973	168,038
Capella Education Co.*	5,352	166,661
Career Education Corp.*	23,520	55,742
Carriage Services, Inc.	6,799	144,479
Coinstar, Inc.*	11,873	693,621
Collectors Universe	2,775	32,662
Corinthian Colleges, Inc.*	33,985	71,368
Education Management Corp.*	9,992	36,671
Grand Canyon Education, Inc.*	16,903	429,167
Hillenbrand, Inc.	23,462	593,119
K12, Inc.*	11,317	272,853
LifeLock, Inc.*	7,702	74,170
Lincoln Educational Services Corp .	9,768	57,240
Mac-Gray Corp.	4,712	60,314
Matthews International Corp., Class A	11,802	411,772
National American University Holdings, Inc.	3,203	12,492
Regis Corp.	24,372	443,327
Sotheby’s, Inc.	28,750	1,075,537
Steiner Leisure Ltd.*	6,370	308,053
Stewart Enterprises, Inc., Class A	31,709	294,577
Strayer Education, Inc.	5,109	247,173
Universal Technical Institute, Inc.	9,333	117,876

		6,553,182

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc.*	10,293	373,945
Ameristar Casinos, Inc.	13,924	365,227
Biglari Holdings, Inc.*	501	186,968
BJ’s Restaurants, Inc.*	10,395	345,946
Bloomin’ Brands, Inc.*	7,767	138,796
Bluegreen Corp.*	6,380	62,779
Bob Evans Farms, Inc.	12,353	526,485
Boyd Gaming Corp.*	23,772	196,594
Bravo Brio Restaurant Group, Inc.*	8,125	128,619
Buffalo Wild Wings, Inc.*	7,911	692,450
Caesars Entertainment Corp.*	15,658	248,336
Carrols Restaurant Group, Inc.*	6,529	33,886
CEC Entertainment, Inc.	7,755	253,976
Cheesecake Factory, Inc.	22,945	885,906
Churchill Downs, Inc.	5,469	383,049
Chuy’s Holdings, Inc.*	2,825	92,039
Cracker Barrel Old Country Store, Inc.	8,175	660,949
Del Frisco’s Restaurant Group, Inc.*	2,431	40,355
Denny’s Corp.*	40,429	233,275
DineEquity, Inc.	6,483	445,966
Domino’s Pizza, Inc.	24,552	1,262,955
Einstein Noah Restaurant Group, Inc.	2,577	38,217
Fiesta Restaurant Group, Inc.*	6,812	180,995
Frisch’s Restaurants, Inc.	1,036	18,586
Ignite Restaurant Group, Inc.*	2,513	36,891
International Speedway Corp., Class A	11,677	381,604
Interval Leisure Group, Inc.	16,473	358,123
Isle of Capri Casinos, Inc.*	8,810	55,415
Jack in the Box, Inc.*	18,694	646,625
Jamba, Inc.*	35,218	100,371
Krispy Kreme Doughnuts, Inc.*	25,405	366,848
Life Time Fitness, Inc.*	18,238	780,222
Luby’s, Inc.*	7,961	59,548
Marcus Corp.	7,843	97,959
Marriott Vacations Worldwide Corp.*	11,362	487,543
Monarch Casino & Resort, Inc.*	3,972	38,648
Morgans Hotel Group Co.*	9,402	55,660
MTR Gaming Group, Inc.*	8,421	27,789
Multimedia Games Holding Co., Inc.*	11,693	244,033
Nathan’s Famous, Inc.*	1,173	49,559
Orient-Express Hotels Ltd., Class A*	40,971	403,974
Papa John’s International, Inc.*	7,150	442,013
Pinnacle Entertainment, Inc.*	25,053	366,275
Premier Exhibitions, Inc.*	9,692	25,781
Red Lion Hotels Corp.*	4,995	35,514
Red Robin Gourmet Burgers, Inc.*	6,242	284,635
Ruby Tuesday, Inc.*	27,165	200,206
Ruth’s Hospitality Group, Inc.*	14,994	143,043
Scientific Games Corp., Class A*	21,831	191,021
SHFL Entertainment, Inc.*	23,299	386,064
Six Flags Entertainment Corp.	15,776	1,143,444
Sonic Corp.*	23,838	307,033
Speedway Motorsports, Inc.	4,831	86,910
Texas Roadhouse, Inc.	26,622	537,498
Town Sports International Holdings, Inc.	9,874	93,408
Vail Resorts, Inc.	15,302	953,621
WMS Industries, Inc.*	23,575	594,326

		17,777,903

Household Durables (0.6%)
American Greetings Corp., Class A	13,557	218,268
Bassett Furniture Industries, Inc.	4,799	76,592
Beazer Homes USA, Inc.*	10,676	169,108
Blyth, Inc.	4,571	79,352
Cavco Industries, Inc.*	2,956	140,617
CSS Industries, Inc.	4,037	104,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ethan Allen Interiors, Inc.	10,312	$339,471
Flexsteel Industries, Inc.	2,026	50,123
Helen of Troy Ltd.*	13,335	511,530
Hooker Furniture Corp.	4,590	73,165
Hovnanian Enterprises, Inc., Class A*	38,135	220,039
iRobot Corp.*	11,651	298,965
KB Home	28,894	629,022
La-Z-Boy, Inc.	22,010	415,329
Libbey, Inc.*	8,615	166,528
Lifetime Brands, Inc.	3,960	45,184
M.D.C. Holdings, Inc.	16,547	606,447
M/I Homes, Inc.*	10,418	254,720
Meritage Homes Corp.*	13,131	615,319
NACCO Industries, Inc., Class A	2,386	127,317
Ryland Group, Inc.	17,032	708,872
Skullcandy, Inc.*	6,183	32,646
Standard Pacific Corp.*	49,930	431,395
TRI Pointe Homes, Inc.*	6,972	140,486
Universal Electronics, Inc.*	6,213	144,452
Zagg, Inc.*	11,076	80,633

		6,680,421

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc.,
Class A*	10,764	53,497
Blue Nile, Inc.*	5,265	181,379
CafePress, Inc.*	1,800	10,818
Geeknet, Inc.*	1,614	23,839
HSN, Inc.	15,122	829,593
Kayak Software Corp.*	1,537	61,419
Nutrisystem, Inc.	12,389	105,059
Orbitz Worldwide, Inc.*	9,879	56,409
Overstock.com, Inc.*	4,989	61,464
PetMed Express, Inc.	8,745	117,314
Shutterfly, Inc.*	15,246	673,416
U.S. Auto Parts Network, Inc.*	5,391	6,469
Vitacost.com, Inc.*	9,174	66,328

		2,247,004

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	5,396	235,805
Black Diamond, Inc.*	8,288	75,504
Brunswick Corp.	37,918	1,297,554
Callaway Golf Co.	27,641	182,983
JAKKS Pacific, Inc.	9,241	96,938
Johnson Outdoors, Inc., Class A*	2,212	52,734
LeapFrog Enterprises, Inc.*	21,987	188,209
Marine Products Corp.	3,586	26,393
Smith & Wesson Holding Corp.*	27,772	249,948
Steinway Musical Instruments, Inc.*	2,553	61,323
Sturm Ruger & Co., Inc.	8,260	419,030

		2,886,421

Media (0.7%)
Arbitron, Inc.	11,332	531,131
Beasley Broadcasting Group, Inc., Class A	1,710	10,089
Belo Corp., Class A	40,018	393,377
Carmike Cinemas, Inc.*	7,509	136,063
Central European Media Enterprises Ltd., Class A*	16,254	68,592
Crown Media Holdings, Inc., Class A*	15,083	30,920
Cumulus Media, Inc., Class A*	25,963	87,495
Daily Journal Corp.*	357	39,627
Digital Generation, Inc.*	11,961	76,909
Entercom Communications Corp., Class A*	9,665	71,908
Entravision Communications Corp., Class A	21,477	68,512
EW Scripps Co., Class A*	12,672	152,444
Fisher Communications, Inc.	3,776	148,170
Global Sources Ltd.*	8,505	64,298
Harte-Hanks, Inc.	19,063	148,501
Journal Communications, Inc., Class A*	17,162	115,329
LIN TV Corp., Class A*	13,128	144,277
Lions Gate Entertainment Corp.*	33,742	802,047
Live Nation Entertainment, Inc.*	59,173	731,970
Martha Stewart Living Omnimedia, Inc., Class A*	12,961	34,217
McClatchy Co., Class A*	23,381	67,805
MDC Partners, Inc., Class A	10,874	175,833
Meredith Corp.	15,577	595,976
National CineMedia, Inc.	23,728	374,428
New York Times Co., Class A*	57,867	567,097
Nexstar Broadcasting Group, Inc., Class A	4,871	87,678
Outdoor Channel Holdings, Inc.	6,123	54,617
ReachLocal, Inc.*	4,246	63,520
Reading International, Inc., Class A*	6,249	34,994
Rentrak Corp.*	3,822	84,007
Saga Communications, Inc., Class A	1,924	89,004
Salem Communications Corp., Class A	3,850	30,530
Scholastic Corp.	10,932	291,338
Shutterstock, Inc.*	2,216	99,676
Sinclair Broadcast Group, Inc., Class A	21,488	434,917
Valassis Communications, Inc.	16,960	506,595
Value Line, Inc.	392	3,693
World Wrestling Entertainment, Inc., Class A	11,794	104,023

		7,521,607

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	5,504	71,552
Fred’s, Inc., Class A	15,377	210,357
Gordmans Stores, Inc.*	3,268	38,268
Saks, Inc.*	44,247	507,513
Tuesday Morning Corp.*	17,802	138,144

		965,834

Specialty Retail (1.8%)
Aeropostale, Inc.*	34,720	472,192
America’s Car-Mart, Inc.*	3,348	156,486
ANN, Inc.*	20,811	603,935
Asbury Automotive Group, Inc.*	11,806	433,162
Barnes & Noble, Inc.*	12,186	200,460
bebe stores, Inc.	14,292	59,598
Big 5 Sporting Goods Corp.	7,101	110,847
Body Central Corp.*	6,133	57,650
Brown Shoe Co., Inc.	18,237	291,792
Buckle, Inc.	11,803	550,610
Cabela’s, Inc.*	19,779	1,202,168
Cato Corp., Class A	11,638	280,941
Children’s Place Retail Stores, Inc.*	10,284	460,929
Citi Trends, Inc.*	5,761	58,935
Conn’s, Inc.*	7,170	257,403
Destination Maternity Corp.	5,643	132,046
Destination XL Group, Inc.*	17,641	89,793
Express, Inc.*	37,990	676,602
Finish Line, Inc., Class A	21,584	422,831
Five Below, Inc.*	4,718	178,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Francesca’s Holdings Corp.*	14,758	$422,964
Genesco, Inc.*	10,392	624,455
Group 1 Automotive, Inc.	9,740	585,082
Haverty Furniture Cos., Inc.	8,095	166,433
hhgregg, Inc.*	5,865	64,808
Hibbett Sports, Inc.*	11,153	627,579
Hot Topic, Inc.	17,997	249,798
Jos. A. Bank Clothiers, Inc.*	11,779	469,982
Kirkland’s, Inc.*	5,701	65,333
Lithia Motors, Inc., Class A	9,234	438,430
Lumber Liquidators Holdings, Inc.*	11,754	825,366
MarineMax, Inc.*	8,747	118,872
Mattress Firm Holding Corp.*	4,658	160,887
Men’s Wearhouse, Inc.	21,677	724,445
Monro Muffler Brake, Inc.	13,072	519,089
New York & Co., Inc.*	10,766	44,033
Office Depot, Inc.*	120,917	475,204
OfficeMax, Inc.	36,937	428,839
Orchard Supply Hardware Stores Corp., Class A*	661	2,618
Penske Automotive Group, Inc.	17,950	598,812
PEP Boys-Manny, Moe & Jack*	22,391	263,990
Perfumania Holdings, Inc.*	1,813	10,443
Pier 1 Imports, Inc.	41,278	949,394
RadioShack Corp.	43,304	145,501
Rent-A-Center, Inc.	25,105	927,379
Restoration Hardware Holdings, Inc.*	2,348	82,180
rue21, Inc.*	6,486	190,624
Select Comfort Corp.*	24,133	477,109
Shoe Carnival, Inc.	5,962	121,863
Sonic Automotive, Inc., Class A	18,132	401,805
Stage Stores, Inc.	13,079	338,485
Stein Mart, Inc.	11,374	95,314
Systemax, Inc.	4,149	41,075
Tilly’s, Inc., Class A*	3,461	44,024
Vitamin Shoppe, Inc.*	12,527	611,944
West Marine, Inc.*	6,022	68,831
Wet Seal, Inc., Class A*	37,663	113,742
Winmark Corp.	906	57,069
Zumiez, Inc.*	9,292	212,787

		19,463,733

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.	3,684	50,471
Columbia Sportswear Co.	5,162	298,776
Crocs, Inc.*	38,159	565,516
Culp, Inc.	3,915	62,288
Delta Apparel, Inc.*	3,001	49,426
Fifth & Pacific Cos., Inc.*	50,885	960,709
G-III Apparel Group Ltd.*	7,022	281,652
Iconix Brand Group, Inc.*	27,420	709,355
Jones Group, Inc.	34,923	444,221
K-Swiss, Inc., Class A*	11,167	52,932
Maidenform Brands, Inc.*	9,839	172,478
Movado Group, Inc.	7,552	253,143
Oxford Industries, Inc.	5,953	316,104
Perry Ellis International, Inc.	5,235	95,225
Quiksilver, Inc.*	55,565	337,279
R.G. Barry Corp.	3,638	48,713
Skechers U.S.A., Inc., Class A*	16,145	341,467
Steven Madden Ltd.*	16,610	716,555
True Religion Apparel, Inc.	11,007	287,393
Tumi Holdings, Inc.*	9,116	190,889
Unifi, Inc.*	5,928	113,225
Vera Bradley, Inc.*	8,506	200,997
Wolverine World Wide, Inc.	20,670	917,128

		7,465,942

Total Consumer Discretionary		78,304,240

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,327	531,122
Central European Distribution Corp.*	24,106	8,076
Coca-Cola Bottling Co. Consolidated	1,882	113,522
Craft Brew Alliance, Inc.*	3,708	27,588
National Beverage Corp.	4,865	68,353

		748,661

Food & Staples Retailing (0.5%)
Andersons, Inc.	7,857	420,507
Arden Group, Inc., Class A	400	40,436
Casey’s General Stores, Inc.	16,103	938,805
Chefs’ Warehouse, Inc.*	4,809	88,822
Harris Teeter Supermarkets, Inc.	18,687	798,122
Ingles Markets, Inc., Class A	4,884	104,908
Nash Finch Co.	5,098	99,819
Natural Grocers by Vitamin Cottage, Inc.*	3,047	68,710
Pantry, Inc.*	9,572	119,363
Pricesmart, Inc.	7,733	601,859
Rite Aid Corp.*	279,615	531,268
Roundy’s, Inc.	8,932	58,683
Spartan Stores, Inc.	9,034	158,547
SUPERVALU, Inc.	90,615	456,700
Susser Holdings Corp.*	4,771	243,846
United Natural Foods, Inc.*	20,698	1,018,342
Village Super Market, Inc., Class A	3,521	118,622
Weis Markets, Inc.	4,739	192,877

		6,060,236

Food Products (0.8%)
Alico, Inc.	1,463	67,664
Annie’s, Inc.*	2,202	84,248
B&G Foods, Inc.	22,440	684,196
Boulder Brands, Inc.*	25,171	226,036
Calavo Growers, Inc.	5,024	144,591
Cal-Maine Foods, Inc.	6,157	262,042
Chiquita Brands International, Inc.*	19,497	151,297
Darling International, Inc.*	49,897	896,150
Diamond Foods, Inc.*	9,383	158,197
Dole Food Co., Inc.*	15,313	166,912
Farmer Bros Co.*	2,467	36,265
Fresh Del Monte Produce, Inc.	16,132	435,241
Griffin Land & Nurseries, Inc.	860	25,843
Hain Celestial Group, Inc.*	15,665	956,818
Inventure Foods, Inc.*	4,917	38,254
J&J Snack Foods Corp.	6,252	480,716
John B. Sanfilippo & Son, Inc.	3,473	69,391
Lancaster Colony Corp.	7,829	602,833
Lifeway Foods, Inc.	1,552	21,573
Limoneira Co.	4,003	77,338
Omega Protein Corp.*	8,375	90,031
Pilgrim’s Pride Corp.*	25,576	235,043
Post Holdings, Inc.*	11,121	477,424
Sanderson Farms, Inc.	9,752	532,654
Seaboard Corp.	127	355,599
Seneca Foods Corp., Class A*	3,410	112,598
Snyders-Lance, Inc.	18,733	473,196
Tootsie Roll Industries, Inc.	10,341	309,292
TreeHouse Foods, Inc.*	15,244	993,147

		9,164,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co., Class A*	16,217	$133,304
Harbinger Group, Inc.*	17,218	142,221
Oil-Dri Corp. of America	2,042	55,603
Orchids Paper Products Co.	2,502	58,372
Spectrum Brands Holdings, Inc.	9,759	552,262
WD-40 Co.	6,703	367,123

		1,308,885

Personal Products (0.2%)
Elizabeth Arden, Inc.*	10,664	429,226
Female Health Co.	8,241	59,665
Inter Parfums, Inc.	6,955	169,911
Medifast, Inc.*	5,289	121,224
Nature’s Sunshine Products, Inc.	4,909	74,813
Nutraceutical International Corp.	3,769	65,392
Prestige Brands Holdings, Inc.*	21,313	547,531
Revlon, Inc., Class A*	4,811	107,574
Star Scientific, Inc.*	62,048	103,000
Synutra International, Inc.*	5,896	27,711
USANA Health Sciences, Inc.*	2,458	118,795

		1,824,842

Tobacco (0.1%)
Alliance One International, Inc.*	35,806	139,285
Universal Corp.	9,857	552,386
Vector Group Ltd.	23,805	383,737

		1,075,408

Total Consumer Staples		20,182,621

Energy (3.2%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	13,299	181,797
Bolt Technology Corp.	3,182	55,558
Bristow Group, Inc.	15,139	998,266
C&J Energy Services, Inc.*	18,969	434,390
Cal Dive International, Inc.*	41,750	75,150
Dawson Geophysical Co.*	3,288	98,640
Dril-Quip, Inc.*	17,017	1,483,372
Exterran Holdings, Inc.*	27,473	741,771
Forbes Energy Services Ltd.*	5,356	19,710
Forum Energy Technologies, Inc.*	10,143	291,713
Geospace Technologies Corp.*	5,415	584,387
Global Geophysical Services, Inc.*	7,824	19,169
Gulf Island Fabrication, Inc.	5,945	125,202
Gulfmark Offshore, Inc., Class A	11,354	442,352
Heckmann Corp.*	60,108	257,863
Helix Energy Solutions Group, Inc.*	44,820	1,025,481
Hercules Offshore, Inc.*	67,268	499,128
Hornbeck Offshore Services, Inc.*	15,047	699,084
ION Geophysical Corp.*	56,043	381,653
Key Energy Services, Inc.*	64,288	519,447
Lufkin Industries, Inc.	14,229	944,663
Matrix Service Co.*	11,159	166,269
Mitcham Industries, Inc.*	5,357	90,640
Natural Gas Services Group, Inc.*	4,954	95,414
Newpark Resources, Inc.*	38,104	353,605
Parker Drilling Co.*	49,653	212,515
PHI, Inc. (Non-Voting)*	5,451	186,479
Pioneer Energy Services Corp.*	26,285	216,851
RigNet, Inc.*	5,021	125,224
Tesco Corp.*	12,703	170,093
TETRA Technologies, Inc.*	32,865	337,195
TGC Industries, Inc.	6,503	64,380
Vantage Drilling Co.*	79,811	139,669
Willbros Group, Inc.*	16,544	162,462

		12,199,592

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	35,827	82,760
Adams Resources & Energy, Inc.	994	50,694
Alon USA Energy, Inc.	4,793	91,307
Amyris, Inc.*	11,404	35,124
Apco Oil and Gas International, Inc.	3,380	41,912
Approach Resources, Inc.*	14,079	346,484
Arch Coal, Inc.	90,611	492,018
Berry Petroleum Co., Class A	22,238	1,029,397
Bill Barrett Corp.*	20,516	415,859
Bonanza Creek Energy, Inc.*	4,305	166,474
BPZ Resources, Inc.*	44,304	100,570
Callon Petroleum Co.*	17,950	66,415
Carrizo Oil & Gas, Inc.*	16,753	431,725
Ceres, Inc.*	2,147	7,472
Clayton Williams Energy, Inc.*	2,429	106,220
Clean Energy Fuels Corp.*	28,201	366,613
Cloud Peak Energy, Inc.*	26,002	488,318
Comstock Resources, Inc.*	20,508	333,255
Contango Oil & Gas Co.	5,345	214,281
Crimson Exploration, Inc.*	7,736	22,125
Crosstex Energy, Inc.	17,431	335,721
CVR Energy, Inc.	7,143	368,722
Delek U.S. Holdings, Inc.	7,427	293,069
Diamondback Energy, Inc.*	6,040	162,114
Emerald Oil, Inc.*	6,608	46,520
Endeavour International Corp.*	20,478	60,410
Energy XXI Bermuda Ltd.	33,382	908,658
EPL Oil & Gas, Inc.*	11,750	315,018
Evolution Petroleum Corp.*	6,427	65,234
Forest Oil Corp.*	50,185	263,973
Frontline Ltd.*	19,576	45,808
FX Energy, Inc.*	22,539	75,731
GasLog Ltd.	10,325	132,780
Gastar Exploration Ltd.*	26,118	45,968
Gevo, Inc.*	15,018	33,640
Goodrich Petroleum Corp.*	11,159	174,638
Green Plains Renewable Energy, Inc.*	10,551	120,703
Gulfport Energy Corp.*	32,315	1,480,997
Halcon Resources Corp.*	47,224	367,875
Hallador Energy Co.	2,656	18,326
Harvest Natural Resources, Inc.*	16,909	59,351
Isramco, Inc.*	348	34,501
KiOR, Inc., Class A*	9,987	46,440
Knightsbridge Tankers Ltd.	11,015	90,323
Kodiak Oil & Gas Corp.*	112,025	1,018,307
Magnum Hunter Resources Corp.*	62,909	252,265
Matador Resources Co.*	5,596	49,581
McMoRan Exploration Co.*	43,153	705,552
Midstates Petroleum Co., Inc.*	10,434	89,211
Miller Energy Resources, Inc.*	13,285	49,287
Nordic American Tankers Ltd.	22,786	263,178
Northern Oil and Gas, Inc.*	26,945	387,469
Oasis Petroleum, Inc.*	33,882	1,289,888
Panhandle Oil and Gas, Inc., Class A	2,757	78,988
PDC Energy, Inc.*	12,702	629,638
Penn Virginia Corp.	23,940	96,718
PetroQuest Energy, Inc.*	23,930	106,249
Quicksilver Resources, Inc.*	49,706	111,839
Renewable Energy Group, Inc.*	2,458	18,902
Rentech, Inc.	65,701	154,397
Resolute Energy Corp.*	20,243	232,997
REX American Resources Corp.*	2,295	50,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rex Energy Corp.*	18,244	$300,661
Rosetta Resources, Inc.*	22,382	1,064,936
Sanchez Energy Corp.*	4,972	99,042
Saratoga Resources, Inc.*	6,858	18,242
Scorpio Tankers, Inc.*	46,138	411,551
SemGroup Corp., Class A*	17,881	924,805
Ship Finance International Ltd.	21,081	371,869
Solazyme, Inc.*	14,071	109,895
Stone Energy Corp.*	21,013	457,033
Swift Energy Co.*	18,227	269,942
Synergy Resources Corp.*	16,690	114,493
Targa Resources Corp.	12,289	835,160
Teekay Tankers Ltd., Class A	27,753	79,096
Triangle Petroleum Corp.*	18,847	124,390
Uranerz Energy Corp.*	30,765	39,072
Uranium Energy Corp.*	38,296	84,251
VAALCO Energy, Inc.*	24,492	185,894
W&T Offshore, Inc.	14,722	209,052
Warren Resources, Inc.*	30,806	98,887
Western Refining, Inc.	24,533	868,714
Westmoreland Coal Co.*	4,379	49,745
ZaZa Energy Corp.*	9,312	16,855

		22,754,359

Total Energy		34,953,951

Financials (12.3%)
Capital Markets (1.3%)
Apollo Investment Corp.	86,714	724,929
Arlington Asset Investment Corp., Class A	6,070	156,667
Artio Global Investors, Inc.	14,831	40,340
BGC Partners, Inc., Class A	42,647	177,412
BlackRock Kelso Capital Corp.	21,649	216,490
Calamos Asset Management, Inc., Class A	8,208	96,608
Capital Southwest Corp.	1,205	138,575
CIFC Corp.*	2,523	20,764
Cohen & Steers, Inc.	7,830	282,428
Cowen Group, Inc., Class A*	36,842	103,894
Diamond Hill Investment Group, Inc.	1,119	87,069
Duff & Phelps Corp., Class A	13,533	209,897
Evercore Partners, Inc., Class A	12,218	508,269
FBR & Co.*	3,788	71,707
Fidus Investment Corp.	5,709	109,327
Fifth Street Finance Corp.	45,476	501,146
Financial Engines, Inc.	19,602	709,984
FXCM, Inc., Class A	10,027	137,169
GAMCO Investors, Inc., Class A	2,725	144,725
GFI Group, Inc.	30,402	101,543
Gladstone Capital Corp.	9,221	84,833
Gladstone Investment Corp.	11,254	82,267
Golub Capital BDC, Inc.	8,064	133,137
Greenhill & Co., Inc.	12,399	661,859
GSV Capital Corp.*	8,634	71,317
Harris & Harris Group, Inc.*	13,461	48,460
Hercules Technology Growth Capital, Inc.	26,320	322,420
HFF, Inc., Class A	13,959	278,203
Horizon Technology Finance Corp.	3,046	44,502
ICG Group, Inc.*	15,669	195,549
INTL FCStone, Inc.*	5,663	98,593
Investment Technology Group, Inc.*	16,459	181,707
JMP Group, Inc.	6,782	46,864
KCAP Financial, Inc.	11,290	121,593
Knight Capital Group, Inc., Class A*	76,961	286,295
Ladenburg Thalmann Financial Services, Inc.*	42,786	71,025
Main Street Capital Corp.	13,108	420,636
Manning & Napier, Inc.	5,857	96,875
MCG Capital Corp.	31,447	150,317
Medallion Financial Corp.	8,019	106,011
Medley Capital Corp.	12,767	202,357
MVC Capital, Inc.	9,950	127,658
New Mountain Finance Corp.	10,582	154,709
NGP Capital Resources Co.	9,418	66,962
OFS Capital Corp.	2,487	34,818
Oppenheimer Holdings, Inc., Class A	4,250	82,747
PennantPark Investment Corp.	28,327	319,812
Piper Jaffray Cos., Inc.*	6,474	222,058
Prospect Capital Corp.	85,796	936,034
Pzena Investment Management, Inc., Class A	4,392	28,548
Safeguard Scientifics, Inc.*	8,575	135,485
Solar Capital Ltd.	19,312	453,639
Solar Senior Capital Ltd.	4,951	95,059
Stellus Capital Investment Corp.	3,620	53,648
Stifel Financial Corp.*	25,918	898,577
SWS Group, Inc.*	11,553	69,896
TCP Capital Corp.	2,251	35,926
THL Credit, Inc.	6,804	101,924
TICC Capital Corp.	22,701	225,648
Triangle Capital Corp.	11,838	331,346
Virtus Investment Partners, Inc.*	2,566	477,994
Walter Investment Management Corp.*	15,205	566,386
Westwood Holdings Group, Inc.	2,897	128,714
WhiteHorse Finance, Inc.	2,704	42,804
WisdomTree Investments, Inc.*	24,906	259,022

		14,093,177

Commercial Banks (3.3%)
1st Source Corp.	6,333	150,092
1st United Bancorp, Inc./Florida	12,573	81,222
Access National Corp.	3,315	54,366
American National Bankshares, Inc.	3,427	73,886
Ameris Bancorp*	9,999	143,486
Ames National Corp.	3,325	69,359
Arrow Financial Corp.	4,525	111,496
BancFirst Corp.	2,729	113,799
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,268	303,510
Bancorp, Inc./Delaware*	13,806	191,213
BancorpSouth, Inc.	40,284	656,629
Bank of Kentucky Financial Corp.	2,441	66,957
Bank of Marin Bancorp/California	2,146	86,033
Bank of the Ozarks, Inc.	12,491	553,976
Banner Corp.	8,204	261,133
Bar Harbor Bankshares	1,739	63,560
BBCN Bancorp, Inc.	33,123	432,586
Berkshire Bancorp, Inc./New York	1,561	13,034
Boston Private Financial Holdings, Inc.	33,075	326,781
Bridge Bancorp, Inc.	3,755	80,770
Bridge Capital Holdings*	3,791	57,775
Bryn Mawr Bank Corp.	4,903	114,142
BSB Bancorp, Inc./Massachusetts*	3,137	43,322
C&F Financial Corp.	1,448	59,296
Camden National Corp.	3,328	110,090
Capital Bank Financial Corp., Class A*	4,068	69,807
Capital City Bank Group, Inc.*	4,871	60,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Financial Corp.	12,444	$226,232
Cascade Bancorp*	2,039	13,784
Cathay General Bancorp	33,407	672,149
Center Bancorp, Inc.	4,991	62,038
Centerstate Banks, Inc.	12,608	108,177
Central Pacific Financial Corp.*	9,080	142,556
Century Bancorp, Inc./Massachusetts, Class A	1,257	42,625
Chemical Financial Corp.	11,762	310,282
Citizens & Northern Corp.	5,327	103,876
Citizens Republic Bancorp, Inc.*	17,022	383,846
City Holding Co.	6,741	268,224
CNB Financial Corp./Pennsylvania	5,421	92,428
CoBiz Financial, Inc.	14,828	119,810
Columbia Banking System, Inc.	17,166	377,309
Community Bank System, Inc.	17,040	504,895
Community Trust Bancorp, Inc.	6,055	206,052
ConnectOne Bancorp, Inc.*	686	21,437
Crescent Financial Bancshares, Inc.*	1,670	6,580
CVB Financial Corp.	37,820	426,231
Eagle Bancorp, Inc.*	8,215	179,826
Enterprise Bancorp, Inc./Massachusetts	2,727	46,223
Enterprise Financial Services Corp.	7,526	107,923
F.N.B. Corp./Pennsylvania	60,002	726,024
Farmers National Banc Corp.	8,395	52,972
Fidelity Southern Corp.*	3,650	41,975
Financial Institutions, Inc.	5,977	119,301
First Bancorp, Inc./Maine	3,853	69,393
First Bancorp/North Carolina	7,525	101,512
First BanCorp/Puerto Rico*	29,977	186,757
First Busey Corp.	31,791	145,285
First California Financial Group, Inc.*	9,745	83,027
First Commonwealth Financial Corp.	42,781	319,146
First Community Bancshares, Inc./Virginia	7,500	118,875
First Connecticut Bancorp, Inc./Connecticut	7,668	112,950
First Financial Bancorp	25,607	410,992
First Financial Bankshares, Inc.	13,464	654,350
First Financial Corp./Indiana	4,778	150,459
First Interstate Bancsystem, Inc.	6,976	131,219
First Merchants Corp.	12,006	185,733
First Midwest Bancorp, Inc./Illinois	31,700	420,976
First of Long Island Corp.	3,298	97,786
FirstMerit Corp.	47,058	777,869
FNB United Corp.*	3,699	36,102
German American Bancorp, Inc.	5,389	124,001
Glacier Bancorp, Inc.	30,744	583,521
Great Southern Bancorp, Inc.	4,388	107,023
Guaranty Bancorp*	32,738	68,750
Hancock Holding Co.	32,506	1,005,086
Hanmi Financial Corp.*	13,481	215,696
Heartland Financial USA, Inc.	6,222	157,230
Heritage Commerce Corp.*	8,673	58,369
Heritage Financial Corp./Washington	6,845	99,253
Heritage Oaks Bancorp*	7,444	42,431
Home BancShares, Inc./Arkansas	9,394	353,872
HomeTrust Bancshares, Inc.*	8,898	140,588
Horizon Bancorp/Indiana	2,793	56,447
Hudson Valley Holding Corp.	6,816	101,627
IBERIABANK Corp.	12,577	629,102
Independent Bank Corp./Massachusetts	9,498	309,540
International Bancshares Corp.	22,792	474,074
Investors Bancorp, Inc.	18,560	348,557
Lakeland Bancorp, Inc.	12,568	123,795
Lakeland Financial Corp.	6,962	185,816
MainSource Financial Group, Inc.	8,407	118,034
MB Financial, Inc.	23,221	561,252
Mercantile Bank Corp.	3,810	63,665
Merchants Bancshares, Inc.	2,065	62,229
Metro Bancorp, Inc.*	5,695	94,195
MetroCorp Bancshares, Inc.*	6,922	69,843
Middleburg Financial Corp.	1,974	38,315
MidSouth Bancorp, Inc.	3,327	54,097
MidWestOne Financial Group, Inc.	2,941	70,025
National Bank Holdings Corp., Class A	3,231	59,127
National Bankshares, Inc./Virginia	3,086	107,794
National Penn Bancshares, Inc.	52,606	562,358
NBT Bancorp, Inc.	18,660	413,319
Northrim BanCorp, Inc.	2,851	64,062
Old National Bancorp/Indiana	43,414	596,943
OmniAmerican Bancorp, Inc.*	4,688	118,513
Oriental Financial Group, Inc.	19,608	304,120
Pacific Continental Corp.	7,343	82,021
Pacific Mercantile Bancorp*	3,905	22,844
PacWest Bancorp	12,992	378,197
Park National Corp.	4,947	345,251
Park Sterling Corp.*	18,660	105,242
Peapack-Gladstone Financial Corp.	3,493	52,081
Penns Woods Bancorp, Inc.	1,601	65,593
Peoples Bancorp, Inc./Ohio	4,653	104,181
Pinnacle Financial Partners, Inc.*	14,618	341,476
Preferred Bank/California*	5,040	79,531
PrivateBancorp, Inc.	27,376	517,680
Prosperity Bancshares, Inc.	20,320	962,965
Renasant Corp.	10,847	242,756
Republic Bancorp, Inc./Kentucky, Class A	4,322	97,850
S&T Bancorp, Inc.	12,366	229,266
Sandy Spring Bancorp, Inc.	10,229	205,603
SCBT Financial Corp.	7,094	357,538
Seacoast Banking Corp. of Florida*	31,031	64,855
Sierra Bancorp	5,153	67,762
Simmons First National Corp., Class A	7,290	184,583
Southside Bancshares, Inc.	7,406	155,600
Southwest Bancorp, Inc./Oklahoma*	8,554	107,438
State Bank Financial Corp.	13,308	217,852
StellarOne Corp.	9,787	158,060
Sterling Bancorp/New York	13,515	137,312
Sterling Financial Corp./Washington	11,400	247,266
Suffolk Bancorp*	3,781	53,841
Sun Bancorp, Inc./New Jersey*	16,741	57,087
Susquehanna Bancshares, Inc.	79,865	992,722
SY Bancorp, Inc.	5,218	117,405
Taylor Capital Group, Inc.*	6,817	109,004
Texas Capital Bancshares, Inc.*	17,097	691,574
Tompkins Financial Corp.	4,795	202,733
TowneBank/Virginia	11,180	167,365
Trico Bancshares	6,779	115,921
Trustmark Corp.	28,818	720,738
UMB Financial Corp.	13,776	675,988
Umpqua Holdings Corp.	47,613	631,348
Union First Market Bankshares Corp.	8,649	169,174
United Bankshares, Inc./West Virginia	10,445	277,941
United Community Banks, Inc./Georgia*	17,684	200,537
Univest Corp. of Pennsylvania	7,343	127,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Virginia Commerce Bancorp, Inc.*	11,430	$160,592
Washington Banking Co.	6,777	94,471
Washington Trust Bancorp, Inc.	6,116	167,456
Webster Financial Corp.	30,709	745,000
WesBanco, Inc.	10,915	261,414
West Bancorp, Inc.	6,350	70,485
West Coast Bancorp/Oregon	8,162	198,173
Westamerica Bancorp	11,955	541,920
Western Alliance Bancorp*	31,086	430,230
Wilshire Bancorp, Inc.*	26,168	177,419
Wintrust Financial Corp.	15,420	571,157

		36,516,765

Consumer Finance (0.4%)
Asset Acceptance Capital Corp.*	7,388	49,795
Asta Funding, Inc.	4,019	38,582
Cash America International, Inc.	12,547	658,341
Credit Acceptance Corp.*	3,114	380,344
DFC Global Corp.*	18,606	309,604
Encore Capital Group, Inc.*	8,785	264,429
EZCORP, Inc., Class A*	20,387	434,243
First Cash Financial Services, Inc.*	12,196	711,515
First Marblehead Corp.*	21,334	21,547
Green Dot Corp., Class A*	10,303	172,163
Nelnet, Inc., Class A	10,219	345,402
Netspend Holdings, Inc.*	12,323	195,812
Nicholas Financial, Inc.	4,315	63,431
Portfolio Recovery Associates, Inc.*	7,275	923,343
Regional Management Corp.*	1,908	38,542
World Acceptance Corp.*	4,155	356,790

		4,963,883

Diversified Financial Services (0.2%)
California First National Bancorp	1,285	22,218
Gain Capital Holdings, Inc.	5,582	24,896
MarketAxess Holdings, Inc.	15,484	577,553
Marlin Business Services Corp.	3,439	79,751
MicroFinancial, Inc.	4,207	35,465
NewStar Financial, Inc.*	11,088	146,694
PHH Corp.*	24,121	529,697
PICO Holdings, Inc.*	9,656	214,363
Resource America, Inc., Class A	5,372	53,505

		1,684,142

Insurance (1.3%)
Alterra Capital Holdings Ltd.	36,538	1,150,947
American Equity Investment Life Holding Co.	27,038	402,596
American Safety Insurance Holdings Ltd.*	3,952	98,642
AMERISAFE, Inc.	7,848	278,918
Amtrust Financial Services, Inc.	11,580	401,247
Argo Group International Holdings Ltd.	11,062	457,746
Baldwin & Lyons, Inc., Class B	4,154	98,824
Citizens, Inc./Texas*	16,432	137,864
CNO Financial Group, Inc.	85,511	979,101
Crawford & Co., Class B	11,930	90,549
Donegal Group, Inc., Class A	3,769	57,553
Eastern Insurance Holdings, Inc.	3,091	57,987
eHealth, Inc.*	8,978	160,527
EMC Insurance Group, Inc.	2,305	60,691
Employers Holdings, Inc.	1,423	33,369
Enstar Group Ltd.*	3,568	443,467
FBL Financial Group, Inc., Class A	4,106	159,559
First American Financial Corp.	45,506	1,163,588
Fortegra Financial Corp.*	3,116	27,296
Global Indemnity plc*	4,360	101,152
Greenlight Capital Reinsurance Ltd., Class A*	12,020	293,889
Hallmark Financial Services*	5,851	52,659
Health Insurance Innovations, Inc., Class A*	1,776	26,800
Hilltop Holdings, Inc.*	17,119	230,935
Homeowners Choice, Inc.	3,559	96,983
Horace Mann Educators Corp.	17,098	356,493
Independence Holding Co.	2,803	28,535
Infinity Property & Casualty Corp.	5,073	285,103
Investors Title Co.	475	32,808
Kansas City Life Insurance Co.	1,738	68,008
Maiden Holdings Ltd.	21,875	231,656
Meadowbrook Insurance Group, Inc.	22,210	156,580
Montpelier Reinsurance Holdings Ltd.	20,626	537,307
National Financial Partners Corp.*	17,264	387,231
National Interstate Corp.	2,884	86,462
National Western Life Insurance Co., Class A	882	155,232
Navigators Group, Inc.*	4,277	251,274
OneBeacon Insurance Group Ltd., Class A	10,499	141,946
Phoenix Cos., Inc.*	2,262	69,602
Platinum Underwriters Holdings Ltd.	14,140	789,153
Primerica, Inc.	18,927	620,427
RLI Corp.	9,201	661,092
Safety Insurance Group, Inc.	5,667	278,533
Selective Insurance Group, Inc.	23,195	556,912
State Auto Financial Corp.	6,557	114,223
Stewart Information Services Corp.	8,623	219,628
Symetra Financial Corp.	33,033	442,973
Tower Group International Ltd.	17,114	315,753
United Fire Group, Inc.	8,658	220,519
Universal Insurance Holdings, Inc.	10,069	48,835

		14,119,174

Real Estate Investment Trusts (REITs) (4.7%)
Acadia Realty Trust (REIT)	23,493	652,401
AG Mortgage Investment Trust, Inc. (REIT)	12,537	319,317
Agree Realty Corp. (REIT)	6,451	194,175
Alexander’s, Inc. (REIT)	931	306,941
American Assets Trust, Inc. (REIT)	14,746	472,019
American Capital Mortgage Investment Corp. (REIT)	27,728	716,769
AmREIT, Inc. (REIT), Class B	1,940	37,752
Anworth Mortgage Asset Corp. (REIT)	65,591	415,191
Apollo Commercial Real Estate Finance, Inc. (REIT)	15,758	277,183
Apollo Residential Mortgage, Inc. (REIT)	14,053	313,241
Ares Commercial Real Estate Corp. (REIT)	2,994	50,659
ARMOUR Residential REIT, Inc. (REIT)	162,439	1,060,727
Ashford Hospitality Trust, Inc. (REIT)	23,444	289,768
Associated Estates Realty Corp. (REIT)	21,962	409,372
Campus Crest Communities, Inc. (REIT)	27,977	388,880
CapLease, Inc. (REIT)	32,138	204,719
Capstead Mortgage Corp. (REIT)	45,385	581,836
Cedar Realty Trust, Inc. (REIT)	26,792	163,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Chatham Lodging Trust (REIT)	8,124	$143,064
Chesapeake Lodging Trust (REIT)	21,402	490,962
Colonial Properties Trust (REIT)	38,008	859,361
Colony Financial, Inc. (REIT)	28,656	636,163
Coresite Realty Corp. (REIT)	8,775	306,950
Cousins Properties, Inc. (REIT)	39,862	426,125
CreXus Investment Corp. (REIT)	31,634	411,875
CubeSmart (REIT)	57,741	912,308
CyrusOne, Inc. (REIT)	7,990	182,492
CYS Investments, Inc. (REIT)	78,540	922,060
DCT Industrial Trust, Inc. (REIT)	119,929	887,475
DiamondRock Hospitality Co. (REIT)	81,507	758,830
DuPont Fabros Technology, Inc. (REIT)	26,510	643,398
Dynex Capital, Inc. (REIT)	25,401	271,283
EastGroup Properties, Inc. (REIT)	13,187	767,483
Education Realty Trust, Inc. (REIT)	49,562	521,888
EPR Properties (REIT)	20,617	1,073,115
Equity One, Inc. (REIT)	24,601	589,686
Excel Trust, Inc. (REIT)	19,968	272,563
FelCor Lodging Trust, Inc. (REIT)*	53,224	316,683
First Industrial Realty Trust, Inc. (REIT)	46,162	790,755
First Potomac Realty Trust (REIT)	22,944	340,260
Franklin Street Properties Corp. (REIT)	32,715	478,293
GEO Group, Inc. (REIT)	30,249	1,137,967
Getty Realty Corp. (REIT)	11,369	229,768
Gladstone Commercial Corp. (REIT)	5,998	116,781
Glimcher Realty Trust (REIT)	60,506	701,870
Government Properties Income Trust (REIT)	19,844	510,586
Gramercy Capital Corp./New York (REIT)*	20,921	108,998
Gyrodyne Co. of America, Inc. (REIT)	496	36,461
Healthcare Realty Trust, Inc. (REIT)	38,137	1,082,709
Hersha Hospitality Trust (REIT)	75,429	440,505
Highwoods Properties, Inc. (REIT)	34,361	1,359,665
Hudson Pacific Properties, Inc. (REIT)	19,002	413,294
Inland Real Estate Corp. (REIT)	34,872	351,858
Invesco Mortgage Capital, Inc. (REIT)	59,097	1,264,085
Investors Real Estate Trust (REIT)	41,037	405,035
iStar Financial, Inc. (REIT)*	36,189	394,098
JAVELIN Mortgage Investment Corp. (REIT)	3,619	71,113
Kite Realty Group Trust (REIT)	29,127	196,316
LaSalle Hotel Properties (REIT)	41,095	1,042,991
Lexington Realty Trust (REIT)	66,582	785,668
LTC Properties, Inc. (REIT)	13,729	559,182
Medical Properties Trust, Inc. (REIT)	65,355	1,048,294
Monmouth Real Estate Investment Corp. (REIT), Class A	18,697	208,472
National Health Investors, Inc. (REIT)	10,900	713,405
New York Mortgage Trust, Inc. (REIT)	24,083	181,586
NorthStar Realty Finance Corp. (REIT)	83,782	794,253
Omega Healthcare Investors, Inc. (REIT)	48,904	1,484,725
One Liberty Properties, Inc. (REIT)	5,591	121,437
Parkway Properties, Inc./Maryland (REIT)	11,845	219,725
Pebblebrook Hotel Trust (REIT)	26,255	677,116
Pennsylvania Real Estate Investment Trust (REIT)	24,218	469,587
PennyMac Mortgage Investment Trust (REIT)	8,208	212,505
Potlatch Corp. (REIT)	17,668	810,254
PS Business Parks, Inc. (REIT)	8,062	636,253
RAIT Financial Trust (REIT)	26,285	209,491
Ramco-Gershenson Properties Trust (REIT)	26,127	438,934
Redwood Trust, Inc. (REIT)	34,302	795,120
Resource Capital Corp. (REIT)	48,990	323,824
Retail Opportunity Investments Corp. (REIT)	25,225	353,402
RLJ Lodging Trust (REIT)	53,193	1,210,673
Rouse Properties, Inc. (REIT)	9,649	174,647
Ryman Hospitality Properties (REIT)	14,034	642,056
Sabra Health Care REIT, Inc. (REIT)	16,234	470,948
Saul Centers, Inc. (REIT)	3,321	145,261
Select Income REIT (REIT)	5,466	144,576
Silver Bay Realty Trust Corp. (REIT)	20,339	421,012
Sovran Self Storage, Inc. (REIT)	13,338	860,168
Spirit Realty Capital, Inc. (REIT)	14,606	277,514
STAG Industrial, Inc. (REIT)	16,599	353,061
Strategic Hotels & Resorts, Inc. (REIT)*	77,473	646,900
Summit Hotel Properties, Inc. (REIT)	24,224	253,625
Sun Communities, Inc. (REIT)	15,668	772,902
Sunstone Hotel Investors, Inc. (REIT)*	69,496	855,496
Terreno Realty Corp. (REIT)	8,737	157,091
Two Harbors Investment Corp. (REIT)	155,399	1,959,581
UMH Properties, Inc. (REIT)	7,664	78,709
Universal Health Realty Income Trust (REIT)	4,493	259,291
Urstadt Biddle Properties, Inc. (REIT), Class A	9,209	200,388
Washington Real Estate Investment Trust (REIT)	29,523	821,920
Western Asset Mortgage Capital Corp. (REIT)	8,752	203,396
Whitestone REIT (REIT)	7,482	113,277
Winthrop Realty Trust (REIT)	13,440	169,075
ZAIS Financial Corp. (REIT)*	2,661	54,896

		52,011,517

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	4,598	61,292
Consolidated-Tomoka Land Co.	1,921	75,399
Forestar Group, Inc.*	14,798	323,484
Kennedy-Wilson Holdings, Inc.	21,101	327,277
Tejon Ranch Co.*	5,708	169,984
Thomas Properties Group, Inc.	13,917	71,394
Zillow, Inc., Class A*	1,542	84,301

		1,113,131

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	37,639	371,121
Bank Mutual Corp.	20,206	111,739
BankFinancial Corp.	8,770	70,949
Beneficial Mutual Bancorp, Inc.*	13,457	138,607
Berkshire Hills Bancorp, Inc.	10,518	268,630
BofI Holding, Inc.*	4,785	171,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Brookline Bancorp, Inc.	30,163	$275,690
Cape Bancorp, Inc.	3,864	35,394
Charter Financial Corp./Georgia	2,834	36,247
Clifton Savings Bancorp, Inc.	3,941	49,105
Dime Community Bancshares, Inc.	13,455	193,214
Doral Financial Corp.*	48,282	34,024
ESB Financial Corp.	4,082	55,883
ESSA Bancorp, Inc.	3,531	38,276
EverBank Financial Corp.	9,769	150,443
Farmer Mac, Class C	4,249	130,827
First Defiance Financial Corp.	4,317	100,673
First Federal Bancshares of Arkansas, Inc.*	1,292	12,920
First Financial Holdings, Inc.	7,119	149,214
First Financial Northwest, Inc.*	5,790	45,220
First PacTrust Bancorp, Inc.	4,207	47,960
Flushing Financial Corp.	13,314	225,539
Fox Chase Bancorp, Inc.	4,961	83,791
Franklin Financial Corp./Virginia	5,450	99,463
Heritage Financial Group, Inc.	3,165	45,829
Hingham Institution for Savings	459	31,992
Home Bancorp, Inc.*	2,642	49,168
Home Federal Bancorp, Inc./Idaho	6,229	79,731
Home Loan Servicing Solutions Ltd.	22,733	530,361
HomeStreet, Inc.*	3,851	86,031
Kearny Financial Corp.*	6,545	66,759
Meridian Interstate Bancorp, Inc.*	3,625	67,969
MGIC Investment Corp.*	134,442	665,488
NASB Financial, Inc.*	1,528	32,164
Nationstar Mortgage Holdings, Inc.*	8,301	306,307
Northfield Bancorp, Inc./New Jersey	9,278	105,398
Northwest Bancshares, Inc.	42,035	533,424
OceanFirst Financial Corp.	6,409	92,418
Ocwen Financial Corp.*	45,736	1,734,309
Oritani Financial Corp.	19,568	303,108
Peoples Federal Bancshares, Inc.	2,269	43,338
Provident Financial Holdings, Inc.	4,201	71,459
Provident Financial Services, Inc.	25,831	394,439
Provident New York Bancorp	16,805	152,421
Radian Group, Inc.	73,796	790,355
Rockville Financial, Inc.	12,253	158,799
Roma Financial Corp.	3,460	55,568
SI Financial Group, Inc.	3,959	47,864
Simplicity Bancorp, Inc.	3,286	49,389
Territorial Bancorp, Inc.	4,744	112,812
Tree.com, Inc.	2,690	49,738
TrustCo Bank Corp./New York	40,949	228,496
United Financial Bancorp, Inc.	8,532	129,686
ViewPoint Financial Group, Inc.	14,396	289,504
Walker & Dunlop, Inc.*	5,103	91,701
Waterstone Financial, Inc.*	2,657	21,973
Westfield Financial, Inc.	9,985	77,683
WSFS Financial Corp.	3,169	154,140

		10,546,436

Total Financials		135,048,225

Health Care (6.4%)
Biotechnology (2.1%)
Achillion Pharmaceuticals, Inc.*	30,864	269,751
Acorda Therapeutics, Inc.*	16,964	543,357
Aegerion Pharmaceuticals, Inc.*	11,986	483,515
Affymax, Inc.*	13,277	18,455
Agenus, Inc.*	10,976	42,697
Alkermes plc*	51,827	1,228,818
Alnylam Pharmaceuticals, Inc.*	23,348	568,991
AMAG Pharmaceuticals, Inc.*	8,936	213,124
Amicus Therapeutics, Inc.*	14,497	45,956
Anacor Pharmaceuticals, Inc.*	6,148	39,716
Arena Pharmaceuticals, Inc.*	92,286	757,668
ArQule, Inc.*	25,430	65,864
Array BioPharma, Inc.*	49,060	241,375
Astex Pharmaceuticals*	39,492	176,134
AVEO Pharmaceuticals, Inc.*	19,404	142,619
BioCryst Pharmaceuticals, Inc.*	18,421	21,921
Biospecifics Technologies Corp.*	2,025	34,526
Biotime, Inc.*	14,432	55,130
Celldex Therapeutics, Inc.*	34,373	398,039
Cepheid, Inc.*	27,775	1,065,727
ChemoCentryx, Inc.*	2,494	34,467
Clovis Oncology, Inc.*	5,768	165,369
Codexis, Inc.*	11,005	26,302
Coronado Biosciences, Inc.*	8,013	77,886
Cubist Pharmaceuticals, Inc.*	26,810	1,255,244
Curis, Inc.*	33,611	110,244
Cytori Therapeutics, Inc.*	25,907	65,027
Dendreon Corp.*	65,674	310,638
Discovery Laboratories, Inc.*	16,454	37,680
Durata Therapeutics, Inc.*	3,550	31,950
Dyax Corp.*	41,740	181,986
Dynavax Technologies Corp.*	78,047	173,264
Emergent Biosolutions, Inc.*	10,899	152,368
Enzon Pharmaceuticals, Inc.	15,996	60,785
Exact Sciences Corp.*	27,055	265,139
Exelixis, Inc.*	77,529	358,184
Genomic Health, Inc.*	6,693	189,278
Geron Corp.*	59,406	63,564
GTx, Inc.*	10,683	44,335
Halozyme Therapeutics, Inc.*	38,117	219,935
Hyperion Therapeutics, Inc.*	1,771	45,727
Idenix Pharmaceuticals, Inc.*	38,017	135,341
ImmunoCellular Therapeutics Ltd.*	22,164	60,729
ImmunoGen, Inc.*	35,746	574,081
Immunomedics, Inc.*	30,389	73,238
Infinity Pharmaceuticals, Inc.*	12,688	614,987
Intercept Pharmaceuticals, Inc.*	1,980	74,052
InterMune, Inc.*	34,609	313,211
Ironwood Pharmaceuticals, Inc.*	31,793	581,494
Isis Pharmaceuticals, Inc.*	42,454	719,171
KaloBios Pharmaceuticals, Inc.*	3,581	21,486
Keryx Biopharmaceuticals, Inc.*	34,967	246,168
KYTHERA Biopharmaceuticals, Inc.*	2,103	51,229
Lexicon Pharmaceuticals, Inc.*	89,445	194,990
Ligand Pharmaceuticals, Inc., Class B*	7,333	195,424
LipoScience, Inc.*	2,416	25,392
MannKind Corp.*	56,760	192,416
Maxygen, Inc.	10,626	25,609
Merrimack Pharmaceuticals, Inc.*	5,634	34,367
Momenta Pharmaceuticals, Inc.*	19,747	263,425
Neurocrine Biosciences, Inc.*	28,119	341,365
NewLink Genetics Corp.*	6,560	80,491
Novavax, Inc.*	55,055	125,525
NPS Pharmaceuticals, Inc.*	36,442	371,344
OncoGenex Pharmaceutical, Inc.*	6,387	72,365
Oncothyreon, Inc.*	26,264	54,629
Opko Health, Inc.*	45,431	346,639
Orexigen Therapeutics, Inc.*	35,274	220,463
Osiris Therapeutics, Inc.*	6,931	72,082
PDL BioPharma, Inc.	60,278	440,632
Pharmacyclics, Inc.*	23,075	1,855,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Progenics Pharmaceuticals, Inc.*	19,048	$102,669
Raptor Pharmaceutical Corp.*	21,772	127,366
Regulus Therapeutics, Inc.*	5,377	41,672
Repligen Corp.*	12,940	89,415
Rigel Pharmaceuticals, Inc.*	36,032	244,657
Sangamo BioSciences, Inc.*	22,437	214,498
Seattle Genetics, Inc.*	40,268	1,429,917
SIGA Technologies, Inc.*	15,217	54,477
Spectrum Pharmaceuticals, Inc.	25,431	189,715
Sunesis Pharmaceuticals, Inc.*	12,850	70,290
Synageva BioPharma Corp.*	4,757	261,254
Synergy Pharmaceuticals, Inc.*	17,425	105,770
Synta Pharmaceuticals Corp.*	16,941	145,693
Targacept, Inc.*	11,920	51,018
Tesaro, Inc.*	2,288	50,245
Theravance, Inc.*	25,646	605,759
Threshold Pharmaceuticals, Inc.*	19,380	89,342
Trius Therapeutics, Inc.*	12,824	87,716
Vanda Pharmaceuticals, Inc.*	11,711	45,907
Verastem, Inc.*	2,452	23,588
Vical, Inc.*	32,132	127,885
XOMA Corp.*	34,380	119,986
ZIOPHARM Oncology, Inc.*	28,270	51,734

		22,991,134

Health Care Equipment & Supplies (1.6%)
Abaxis, Inc.	9,201	435,391
ABIOMED, Inc.*	14,224	265,562
Accuray, Inc.*	30,250	140,360
Align Technology, Inc.*	30,488	1,021,653
Alphatec Holdings, Inc.*	23,241	49,039
Analogic Corp.	5,169	408,454
AngioDynamics, Inc.*	10,350	118,300
Anika Therapeutics, Inc.*	5,106	74,139
Antares Pharma, Inc.*	45,511	162,929
ArthroCare Corp.*	11,670	405,649
AtriCure, Inc.*	7,469	59,154
Atrion Corp.	637	122,298
Cantel Medical Corp.	9,002	270,600
Cardiovascular Systems, Inc.*	7,781	159,355
Cerus Corp.*	27,085	119,716
Conceptus, Inc.*	13,255	320,108
CONMED Corp.	11,902	405,382
CryoLife, Inc.	11,620	69,836
Cyberonics, Inc.*	11,704	547,864
Cynosure, Inc., Class A*	5,240	137,131
Derma Sciences, Inc.*	4,803	58,020
DexCom, Inc.*	29,066	485,984
Endologix, Inc.*	23,431	378,411
EnteroMedics, Inc.*	19,182	19,182
Exactech, Inc.*	3,473	71,856
Globus Medical, Inc., Class A*	4,168	61,186
Greatbatch, Inc.*	9,949	297,177
Haemonetics Corp.*	21,458	893,940
Hansen Medical, Inc.*	25,482	51,219
HeartWare International, Inc.*	6,897	609,902
ICU Medical, Inc.*	5,272	310,784
Insulet Corp.*	22,070	570,730
Integra LifeSciences Holdings Corp.*	8,193	319,609
Invacare Corp.	13,355	174,283
MAKO Surgical Corp.*	16,731	186,551
Masimo Corp.	21,087	413,727
Meridian Bioscience, Inc.	17,520	399,806
Merit Medical Systems, Inc.*	17,734	217,419
Natus Medical, Inc.*	12,374	166,307
Navidea Biopharmaceuticals, Inc.*	45,617	123,622
Neogen Corp.*	9,949	493,172
NuVasive, Inc.*	18,275	389,440
NxStage Medical, Inc.*	21,848	246,445
OraSure Technologies, Inc.*	22,926	123,800
Orthofix International N.V.*	7,849	281,544
Palomar Medical Technologies, Inc.*	7,820	105,492
PhotoMedex, Inc.*	5,596	90,040
Quidel Corp.*	11,930	283,338
Rochester Medical Corp.*	4,681	68,436
Rockwell Medical Technologies, Inc.*	10,966	43,425
RTI Biologics, Inc.*	24,230	95,466
Solta Medical, Inc.*	28,985	63,767
Spectranetics Corp.*	14,559	269,778
STAAR Surgical Co.*	15,357	86,460
STERIS Corp.	24,555	1,021,734
SurModics, Inc.*	5,401	147,177
Symmetry Medical, Inc.*	15,486	177,315
Tornier N.V.*	6,615	124,693
Unilife Corp.*	37,682	82,147
Utah Medical Products, Inc.	1,412	68,863
Vascular Solutions, Inc.*	7,135	115,730
Volcano Corp.*	22,556	502,097
West Pharmaceutical Services, Inc.	14,348	931,759
Wright Medical Group, Inc.*	18,641	443,842
Zeltiq Aesthetics, Inc.*	6,413	24,498

		17,383,093

Health Care Providers & Services (1.3%)
Acadia Healthcare Co., Inc.*	11,444	336,339
Accretive Health, Inc.*	23,969	243,525
Air Methods Corp.	16,306	786,601
Almost Family, Inc.	3,655	74,672
Amedisys, Inc.*	12,655	140,724
AMN Healthcare Services, Inc.*	18,890	299,029
Amsurg Corp.*	13,293	447,176
Assisted Living Concepts, Inc., Class A	8,395	99,816
Bio-Reference Labs, Inc.*	10,421	270,738
BioScrip, Inc.*	18,598	236,381
Capital Senior Living Corp.*	11,987	316,816
Centene Corp.*	21,881	963,639
Chemed Corp.	8,163	652,877
Chindex International, Inc.*	4,678	64,276
Corvel Corp.*	2,602	128,773
Cross Country Healthcare, Inc.*	11,213	59,541
Emeritus Corp.*	12,966	360,325
Ensign Group, Inc.	7,308	244,087
ExamWorks Group, Inc.*	12,312	213,244
Five Star Quality Care, Inc.*	18,271	122,233
Gentiva Health Services, Inc.*	12,808	138,582
Hanger, Inc.*	14,441	455,325
HealthSouth Corp.*	40,418	1,065,823
Healthways, Inc.*	14,065	172,296
IPC The Hospitalist Co., Inc.*	6,979	310,426
Kindred Healthcare, Inc.*	22,286	234,672
Landauer, Inc.	4,017	226,478
LHC Group, Inc.*	6,175	132,701
Magellan Health Services, Inc.*	11,490	546,579
Molina Healthcare, Inc.*	12,811	395,475
MWI Veterinary Supply, Inc.*	5,381	711,691
National Healthcare Corp.	4,385	200,482
National Research Corp.	1,092	63,380
Owens & Minor, Inc.	27,033	880,194
PDI, Inc.*	3,572	21,075
PharMerica Corp.*	12,448	174,272
Providence Service Corp.*	5,624	103,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Select Medical Holdings Corp.	14,713	$132,417
Skilled Healthcare Group, Inc., Class A*	8,063	52,974
Team Health Holdings, Inc.*	12,061	438,779
Triple-S Management Corp., Class B*	7,997	139,308
U.S. Physical Therapy, Inc.	4,949	132,881
Universal American Corp.	15,712	130,881
Vanguard Health Systems, Inc.*	13,331	198,232
WellCare Health Plans, Inc.*	18,322	1,061,943

		14,181,666

Health Care Technology (0.4%)
athenahealth, Inc.*	15,192	1,474,231
Computer Programs & Systems, Inc.	4,717	255,237
Greenway Medical Technologies*	3,238	51,484
HealthStream, Inc.*	8,253	189,324
HMS Holdings Corp.*	36,395	988,124
MedAssets, Inc.*	24,636	474,243
Medidata Solutions, Inc.*	9,911	574,640
Merge Healthcare, Inc.*	24,720	71,441
Omnicell, Inc.*	14,111	266,416
Quality Systems, Inc.	16,869	308,365
Vocera Communications, Inc.*	3,051	70,173

		4,723,678

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	29,844	140,864
BG Medicine, Inc.*	4,175	7,766
Cambrex Corp.*	12,660	161,921
Fluidigm Corp.*	10,194	188,691
Furiex Pharmaceuticals, Inc.*	3,174	118,962
Harvard Bioscience, Inc.*	10,453	59,059
Luminex Corp.*	17,545	289,843
Pacific Biosciences of California, Inc.*	15,818	39,387
PAREXEL International Corp.*	25,359	1,001,934
Sequenom, Inc.*	48,955	203,163

		2,211,590

Pharmaceuticals (0.8%)
Acura Pharmaceuticals, Inc.*	3,634	7,740
Akorn, Inc.*	24,103	333,345
Ampio Pharmaceuticals, Inc.*	11,077	50,622
Auxilium Pharmaceuticals, Inc.*	20,509	354,396
AVANIR Pharmaceuticals, Inc., Class A*	57,632	157,912
BioDelivery Sciences International, Inc.*	11,517	48,487
Cadence Pharmaceuticals, Inc.*	25,415	170,026
Cempra, Inc.*	1,445	9,754
Corcept Therapeutics, Inc.*	18,840	37,680
Cornerstone Therapeutics, Inc.*	3,083	21,797
Cumberland Pharmaceuticals, Inc.*	4,425	22,037
Depomed, Inc.*	23,644	138,790
Endocyte, Inc.*	12,670	157,742
Hi-Tech Pharmacal Co., Inc.	4,551	150,684
Horizon Pharma, Inc.*	16,137	43,731
Impax Laboratories, Inc.*	28,360	437,878
Jazz Pharmaceuticals plc*	17,636	986,029
Lannett Co., Inc.*	6,898	69,739
Medicines Co.*	23,394	781,828
Nektar Therapeutics*	48,544	533,984
Obagi Medical Products, Inc.*	7,265	143,484
Omeros Corp.*	9,462	38,983
Optimer Pharmaceuticals, Inc.*	19,987	237,845
Pacira Pharmaceuticals, Inc.*	7,900	227,994
Pain Therapeutics, Inc.*	15,998	54,873
Pernix Therapeutics Holdings*	3,430	17,013
Pozen, Inc.*	10,394	54,776
Questcor Pharmaceuticals, Inc.	22,913	745,589
Repros Therapeutics, Inc.*	8,234	132,567
Sagent Pharmaceuticals, Inc.*	3,603	63,233
Santarus, Inc.*	23,291	403,633
Sciclone Pharmaceuticals, Inc.*	24,174	111,200
Sucampo Pharmaceuticals, Inc., Class A*	4,512	29,508
Supernus Pharmaceuticals, Inc.*	931	5,232
Transcept Pharmaceuticals, Inc.*	4,684	22,436
Ventrus Biosciences, Inc.*	8,107	24,240
ViroPharma, Inc.*	27,952	703,272
Vivus, Inc.*	42,425	466,675
XenoPort, Inc.*	18,200	130,130
Zogenix, Inc.*	23,481	42,266

		8,169,150

Total Health Care		69,660,311

Industrials (8.0%)
Aerospace & Defense (0.8%)
AAR Corp.	17,128	314,984
Aerovironment, Inc.*	7,338	133,038
American Science & Engineering, Inc.	3,574	217,978
API Technologies Corp.*	12,037	29,852
Astronics Corp.*	5,104	152,201
CPI Aerostructures, Inc.*	3,270	28,024
Cubic Corp.	6,726	287,335
Curtiss-Wright Corp.	19,829	688,066
DigitalGlobe, Inc.*	22,757	657,905
Esterline Technologies Corp.*	12,984	982,889
GenCorp, Inc.*	25,513	339,323
HEICO Corp.	22,328	969,259
Hexcel Corp.*	42,236	1,225,266
KEYW Holding Corp.*	10,586	170,752
Kratos Defense & Security Solutions, Inc.*	15,662	78,780
LMI Aerospace, Inc.*	3,718	77,297
Moog, Inc., Class A*	19,083	874,574
National Presto Industries, Inc.	1,998	160,839
Orbital Sciences Corp.*	24,942	416,282
SIFCO Industries, Inc.	842	15,501
Sypris Solutions, Inc.	3,735	15,612
Taser International, Inc.*	22,026	175,107
Teledyne Technologies, Inc.*	15,557	1,220,291

		9,231,155

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	22,633	131,950
Atlas Air Worldwide Holdings, Inc.*	11,183	455,819
Echo Global Logistics, Inc.*	6,147	135,972
Forward Air Corp.	12,248	456,728
Hub Group, Inc., Class A*	15,621	600,784
Pacer International, Inc.*	15,474	77,834
Park-Ohio Holdings Corp.*	3,594	119,069
XPO Logistics, Inc.*	7,563	127,361

		2,105,517

Airlines (0.5%)
Alaska Air Group, Inc.*	30,563	1,954,809
Allegiant Travel Co.	6,645	589,943
Hawaiian Holdings, Inc.*	23,467	135,170
JetBlue Airways Corp.*	101,315	699,074
Republic Airways Holdings, Inc.*	21,149	244,059
SkyWest, Inc.	22,494	361,029
Spirit Airlines, Inc.*	18,342	465,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Airways Group, Inc.*	60,281	$1,022,969

		5,472,206

Building Products (0.5%)
A.O. Smith Corp.	16,572	1,219,202
AAON, Inc.	7,837	216,223
American Woodmark Corp.*	4,226	143,811
Apogee Enterprises, Inc.	12,199	353,161
Builders FirstSource, Inc.	19,621	114,979
Gibraltar Industries, Inc.*	12,883	235,115
Griffon Corp.	19,227	229,186
Insteel Industries, Inc.	7,594	123,934
NCI Building Systems, Inc.*	7,808	135,625
Nortek, Inc.*	3,215	229,422
Patrick Industries, Inc.*	2,135	33,647
PGT, Inc.*	8,869	60,930
Quanex Building Products Corp.	16,049	258,389
Simpson Manufacturing Co., Inc.	17,005	520,523
Trex Co., Inc.*	6,455	317,457
Universal Forest Products, Inc.	8,305	330,622
USG Corp.*	27,666	731,489

		5,253,715

Commercial Services & Supplies (1.1%)
A.T. Cross Co., Class A*	3,975	54,736
ABM Industries, Inc.	22,877	508,784
ACCO Brands Corp.*	47,927	320,152
Acorn Energy, Inc.	8,000	58,800
ARC Document Solutions, Inc.*	14,245	42,450
Brink’s Co.	20,022	565,822
Casella Waste Systems, Inc., Class A*	15,431	67,433
CECO Environmental Corp.	2,662	34,420
Cenveo, Inc.*	22,470	48,310
Consolidated Graphics, Inc.*	3,172	124,025
Courier Corp.	4,577	65,955
Deluxe Corp.	21,724	899,374
EnergySolutions, Inc.*	33,964	127,365
EnerNOC, Inc.*	11,056	192,043
Ennis, Inc.	10,973	165,363
G&K Services, Inc., Class A	8,102	368,722
Healthcare Services Group, Inc.	28,480	729,942
Heritage-Crystal Clean, Inc.*	2,935	44,319
Herman Miller, Inc.	24,609	680,931
HNI Corp.	19,383	687,903
InnerWorkings, Inc.*	13,455	203,709
Interface, Inc.	24,778	476,233
Intersections, Inc.	4,456	41,931
Kimball International, Inc., Class B	13,885	125,798
Knoll, Inc.	20,339	368,746
McGrath RentCorp.	10,424	324,186
Metalico, Inc.*	14,056	22,771
Mine Safety Appliances Co.	11,731	582,092
Mobile Mini, Inc.*	16,154	475,412
Multi-Color Corp.	5,547	143,057
NL Industries, Inc.	2,373	29,496
Performant Financial Corp.*	3,702	45,461
Quad/Graphics, Inc.	10,733	256,948
Schawk, Inc.	4,702	51,675
Standard Parking Corp.*	6,405	132,584
Steelcase, Inc., Class A	32,458	478,106
Swisher Hygiene, Inc.*	42,835	55,257
Team, Inc.*	8,423	345,933
Tetra Tech, Inc.*	26,931	821,126
TMS International Corp., Class A*	5,234	69,089
TRC Cos., Inc.*	6,051	39,029
U.S. Ecology, Inc.	7,873	209,028
UniFirst Corp.	6,114	553,317
United Stationers, Inc.	17,194	664,548
Viad Corp.	8,617	238,346

		12,540,727

Construction & Engineering (0.5%)
Aegion Corp.*	16,826	389,522
Ameresco, Inc., Class A*	9,189	67,999
Argan, Inc.	4,473	66,692
Comfort Systems USA, Inc.	16,264	229,160
Dycom Industries, Inc.*	14,543	286,352
EMCOR Group, Inc.	28,524	1,209,132
Furmanite Corp.*	16,086	107,615
Granite Construction, Inc.	16,647	530,040
Great Lakes Dredge & Dock Corp.	25,937	174,556
Layne Christensen Co.*	8,434	180,319
MasTec, Inc.*	23,513	685,404
Michael Baker Corp.	3,746	91,777
MYR Group, Inc.*	8,901	218,609
Northwest Pipe Co.*	3,975	111,221
Orion Marine Group, Inc.*	11,899	118,276
Pike Electric Corp.	7,676	109,229
Primoris Services Corp.	12,953	286,391
Sterling Construction Co., Inc.*	7,116	77,493
Tutor Perini Corp.*	15,331	295,888

		5,235,675

Electrical Equipment (0.7%)
Acuity Brands, Inc.	18,119	1,256,553
American Superconductor Corp.*	15,663	41,664
AZZ, Inc.	10,763	518,777
Belden, Inc.	19,282	995,915
Brady Corp., Class A	20,801	697,457
Capstone Turbine Corp.*	126,724	114,052
Coleman Cable, Inc.	3,532	52,980
Encore Wire Corp.	6,942	243,109
EnerSys, Inc.*	20,353	927,690
Enphase Energy, Inc.*	3,222	19,976
Franklin Electric Co., Inc.	19,782	664,082
FuelCell Energy, Inc.*	61,207	57,767
Generac Holdings, Inc.	10,590	374,251
Global Power Equipment Group, Inc.	7,218	127,181
II-VI, Inc.*	22,174	377,845
LSI Industries, Inc.	8,166	56,999
Powell Industries, Inc.*	3,799	199,713
Preformed Line Products Co.	967	67,661
Solarcity Corp.*	5,630	106,294
Thermon Group Holdings, Inc.*	6,264	139,123
Vicor Corp.*	6,942	34,502

		7,073,591

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	15,313	514,670

Machinery (1.7%)
Accuride Corp.*	19,786	106,646
Actuant Corp., Class A	30,903	946,250
Alamo Group, Inc.	2,934	112,225
Albany International Corp., Class A	11,682	337,610
Altra Holdings, Inc.	11,397	310,226
American Railcar Industries, Inc.	4,021	187,942
Ampco-Pittsburgh Corp.	3,617	68,397
Astec Industries, Inc.	8,455	295,333
Barnes Group, Inc.	23,063	667,213
Blount International, Inc.*	20,734	277,421
Briggs & Stratton Corp.	20,823	516,410
Cascade Corp.	3,402	221,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Chart Industries, Inc.*	12,680	$1,014,527
CIRCOR International, Inc.	7,335	311,737
CLARCOR, Inc.	21,280	1,114,646
Columbus McKinnon Corp.*	8,118	156,271
Commercial Vehicle Group, Inc.*	10,572	82,462
Douglas Dynamics, Inc.	9,694	133,971
Dynamic Materials Corp.	5,693	99,058
Eastern Co.	2,227	39,062
Energy Recovery, Inc.*	18,717	69,253
EnPro Industries, Inc.*	8,675	443,900
ESCO Technologies, Inc.	11,306	461,963
ExOne Co.*	2,561	85,793
Federal Signal Corp.*	26,297	214,058
Flow International Corp.*	18,419	72,018
FreightCar America, Inc.	5,026	109,667
Gorman-Rupp Co.	6,366	191,298
Graham Corp.	4,300	106,382
Greenbrier Cos., Inc.*	9,832	223,285
Hardinge, Inc.	4,953	67,509
Hurco Cos., Inc.*	2,494	67,912
Hyster-Yale Materials Handling, Inc.	4,652	265,583
John Bean Technologies Corp.	12,248	254,146
Kadant, Inc.*	4,897	122,425
Kaydon Corp.	13,746	351,623
L.B. Foster Co., Class A	3,882	171,934
Lindsay Corp.	5,435	479,258
Lydall, Inc.*	7,155	109,829
Meritor, Inc.*	40,981	193,840
Met-Pro Corp.	6,329	65,379
Middleby Corp.*	7,924	1,205,637
Miller Industries, Inc.	4,400	70,620
Mueller Industries, Inc.	8,395	447,370
Mueller Water Products, Inc., Class A	66,757	395,869
NN, Inc.*	6,800	64,328
Omega Flex, Inc.	853	14,663
PMFG, Inc.*	9,409	58,053
Proto Labs, Inc.*	2,338	114,796
RBC Bearings, Inc.*	9,347	472,584
Rexnord Corp.*	12,159	258,136
Sauer-Danfoss, Inc.	4,992	291,683
Standex International Corp.	5,339	294,820
Sun Hydraulics Corp.	8,760	284,788
Tennant Co.	8,020	389,451
Titan International, Inc.	22,840	481,467
Trimas Corp.*	13,615	442,079
Twin Disc, Inc.	3,752	94,100
Wabash National Corp.*	29,118	295,839
Watts Water Technologies, Inc., Class A	11,936	572,809
Woodward, Inc.	29,255	1,163,179

		18,537,795

Marine (0.0%)
Genco Shipping & Trading Ltd.*	11,820	34,041
International Shipholding Corp.	2,470	44,954
Rand Logistics, Inc.*	6,557	40,162

		119,157

Professional Services (0.7%)
Acacia Research Corp.*	21,073	635,772
Advisory Board Co.*	14,511	762,118
Barrett Business Services, Inc.	2,975	156,664
CBIZ, Inc.*	15,560	99,273
CDI Corp.	5,701	98,057
Corporate Executive Board Co.	14,221	827,093
CRA International, Inc.*	4,295	96,079
Dolan Co.*	11,643	27,827
Exponent, Inc.	5,618	303,035
Franklin Covey Co.*	5,480	79,624
FTI Consulting, Inc.*	17,790	669,971
GP Strategies Corp.*	6,193	147,765
Heidrick & Struggles International, Inc.	7,631	114,083
Hill International, Inc.*	8,546	25,553
Hudson Global, Inc.*	13,100	51,614
Huron Consulting Group, Inc.*	9,664	389,653
ICF International, Inc.*	8,335	226,712
Insperity, Inc.	9,654	273,884
Kelly Services, Inc., Class A	11,240	209,963
Kforce, Inc.	11,478	187,895
Korn/Ferry International*	20,265	361,933
Mistras Group, Inc.*	6,762	163,708
Navigant Consulting, Inc.*	21,866	287,319
Odyssey Marine Exploration, Inc.*	32,338	105,422
On Assignment, Inc.*	18,249	461,882
Pendrell Corp.*	65,468	108,677
Resources Connection, Inc.	17,938	227,813
RPX Corp.*	8,935	126,073
TrueBlue, Inc.*	17,147	362,488
VSE Corp.	1,400	34,986
WageWorks, Inc.*	3,113	77,918

		7,700,854

Road & Rail (0.7%)
Amerco, Inc.	3,656	634,462
Arkansas Best Corp.	10,811	126,272
Avis Budget Group, Inc.*	45,012	1,252,684
Celadon Group, Inc.	8,520	177,727
Genesee & Wyoming, Inc., Class A* .	18,811	1,751,492
Heartland Express, Inc.	20,124	268,454
Knight Transportation, Inc.	24,677	397,300
Marten Transport Ltd.	6,411	129,053
Old Dominion Freight Line, Inc.*	30,175	1,152,685
Patriot Transportation Holding, Inc.*	2,471	68,743
Quality Distribution, Inc.*	9,272	77,978
Roadrunner Transportation Systems, Inc.*	6,059	139,357
Saia, Inc.*	6,793	245,703
Swift Transportation Co.*	33,611	476,604
Universal Truckload Services, Inc.*	2,341	54,616
Werner Enterprises, Inc.	18,734	452,239

		7,405,369

Trading Companies & Distributors (0.5%)
Aceto Corp.	11,303	125,124
Aircastle Ltd.	23,485	321,275
Applied Industrial Technologies, Inc.	17,924	806,580
Beacon Roofing Supply, Inc.*	20,093	776,795
BlueLinx Holdings, Inc.*	15,407	43,910
CAI International, Inc.*	6,152	177,301
DXP Enterprises, Inc.*	3,725	278,257
Edgen Group, Inc.*	5,657	40,900
H&E Equipment Services, Inc.	12,408	253,123
Houston Wire & Cable Co.	7,646	99,016
Kaman Corp.	11,165	396,023
Rush Enterprises, Inc., Class A*	13,932	336,040
SeaCube Container Leasing Ltd.	4,732	108,647
TAL International Group, Inc.	12,498	566,284
Textainer Group Holdings Ltd.	5,922	234,215
Titan Machinery, Inc.*	7,222	200,411
Watsco, Inc.	12,545	1,056,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Lease Finance Corp.*	1,341	$20,276

		5,840,215

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	7,403	108,972

Total Industrials		87,139,618

Information Technology (8.5%)
Communications Equipment (1.0%)
ADTRAN, Inc.	27,134	533,183
Ambient Corp.*	1,254	3,072
Anaren, Inc.*	5,419	105,074
Arris Group, Inc.*	47,960	823,473
Aruba Networks, Inc.*	47,459	1,174,136
Aviat Networks, Inc.*	26,128	88,051
Aware, Inc.	4,160	19,261
Bel Fuse, Inc., Class B	4,367	68,169
Black Box Corp.	6,833	149,028
CalAmp Corp.*	15,009	164,649
Calix, Inc.*	16,798	136,904
Ciena Corp.*	42,144	674,725
Comtech Telecommunications Corp.	7,139	173,335
Digi International, Inc.*	10,583	94,506
Emulex Corp.*	36,848	240,617
Extreme Networks, Inc.*	39,155	131,952
Finisar Corp.*	38,801	511,785
Globecomm Systems, Inc.*	9,601	115,308
Harmonic, Inc.*	49,610	287,242
Infinera Corp.*	48,871	342,097
InterDigital, Inc.	17,401	832,290
Ixia*	17,902	387,399
KVH Industries, Inc.*	5,890	79,927
Loral Space & Communications, Inc.	4,653	287,928
NETGEAR, Inc.*	16,069	538,472
Numerex Corp., Class A*	4,772	61,034
Oclaro, Inc.*	32,383	40,803
Oplink Communications, Inc.*	7,993	131,085
Parkervision, Inc.*	34,443	126,406
PC-Tel, Inc.	6,747	47,904
Plantronics, Inc.	18,055	797,850
Procera Networks, Inc.*	8,784	104,442
Ruckus Wireless, Inc.*	3,625	76,125
ShoreTel, Inc.*	20,942	76,019
Sonus Networks, Inc.*	90,683	234,869
Symmetricom, Inc.*	16,527	75,033
Tellabs, Inc.	155,696	325,405
Telular Corp.	7,182	72,251
Tessco Technologies, Inc.	2,450	53,018
Ubiquiti Networks, Inc.	4,042	55,456
ViaSat, Inc.*	15,893	769,857
Westell Technologies, Inc., Class A*	17,757	35,692

		11,045,832

Computers & Peripherals (0.4%)
3D Systems Corp.*	33,130	1,068,111
Avid Technology, Inc.*	12,836	80,482
Cray, Inc.*	16,717	388,002
Datalink Corp.*	6,587	79,571
Electronics for Imaging, Inc.*	19,586	496,701
Imation Corp.*	14,815	56,593
Immersion Corp.*	11,776	138,250
Intermec, Inc.*	25,515	250,813
Intevac, Inc.*	9,220	43,518
OCZ Technology Group, Inc.*	26,154	47,077
QLogic Corp.*	38,519	446,820
Quantum Corp.*	99,577	127,459
Silicon Graphics International Corp.*	13,599	186,986
STEC, Inc.*	16,088	71,109
Super Micro Computer, Inc.*	12,281	138,653
Synaptics, Inc.*	14,284	581,216

		4,201,361

Electronic Equipment, Instruments & Components (1.1%)
Aeroflex Holding Corp.*	7,773	61,096
Agilysys, Inc.*	6,006	59,700
Anixter International, Inc.	12,098	845,892
Audience, Inc.*	2,334	35,594
Badger Meter, Inc.	6,199	331,770
Benchmark Electronics, Inc.*	24,336	438,535
Checkpoint Systems, Inc.*	16,954	221,419
Cognex Corp.	18,128	764,095
Coherent, Inc.	9,994	567,060
CTS Corp.	14,335	149,657
Daktronics, Inc.	15,570	163,485
DTS, Inc.*	7,715	128,300
Echelon Corp.*	15,174	37,025
Electro Rent Corp.	7,966	147,690
Electro Scientific Industries, Inc.	9,611	106,202
Fabrinet*	9,374	136,954
FARO Technologies, Inc.*	7,178	311,453
FEI Co.	16,077	1,037,770
Gerber Scientific, Inc. (Escrow Shares)(b)*†	7,434	75
GSI Group, Inc.*	12,216	104,202
Insight Enterprises, Inc.*	18,674	385,058
InvenSense, Inc.*	15,669	167,345
Kemet Corp.*	19,112	119,450
Key Tronic Corp.*	4,797	54,974
Littelfuse, Inc.	9,171	622,252
Maxwell Technologies, Inc.*	12,295	66,270
Measurement Specialties, Inc.*	6,343	252,261
Mercury Systems, Inc.*	12,957	95,493
Mesa Laboratories, Inc.	947	50,182
Methode Electronics, Inc.	15,821	203,774
MTS Systems Corp.	6,800	395,420
Multi-Fineline Electronix, Inc.*	3,506	54,098
Neonode, Inc.*	10,174	58,704
Newport Corp.*	16,094	272,310
OSI Systems, Inc.*	8,415	524,170
Park Electrochemical Corp.	8,772	222,282
PC Connection, Inc.	3,647	59,628
Plexus Corp.*	14,762	358,864
Power-One, Inc.*	28,837	119,674
RadiSys Corp.*	8,577	42,199
RealD, Inc.*	17,494	227,422
Richardson Electronics Ltd.	5,606	66,487
Rofin-Sinar Technologies, Inc.*	12,058	326,651
Rogers Corp.*	6,876	327,435
Sanmina Corp.*	34,517	392,113
ScanSource, Inc.*	11,545	325,800
SYNNEX Corp.*	11,095	410,515
TTM Technologies, Inc.*	22,343	169,807
Universal Display Corp.*	16,904	496,809
Viasystems Group, Inc.*	1,642	21,412
Vishay Precision Group, Inc.*	4,908	72,099
Zygo Corp.*	6,754	100,027

		12,708,959

Internet Software & Services (1.2%)
Active Network, Inc.*	17,203	72,081
Angie’s List, Inc.*	15,154	299,443
Bankrate, Inc.*	19,591	233,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bazaarvoice, Inc.*	5,064	$37,068
Blucora, Inc.*	16,945	262,309
Brightcove, Inc.*	1,963	12,190
Carbonite, Inc.*	4,342	47,545
comScore, Inc.*	14,862	249,384
Constant Contact, Inc.*	12,877	167,143
Cornerstone OnDemand, Inc.*	14,283	487,050
CoStar Group, Inc.*	11,938	1,306,733
Dealertrack Technologies, Inc.*	17,934	526,901
Demand Media, Inc.*	12,647	109,144
Demandware, Inc.*	2,928	74,225
Dice Holdings, Inc.*	17,901	181,337
Digital River, Inc.*	15,507	219,269
E2open, Inc.*	1,924	38,365
EarthLink, Inc.	44,979	243,786
Envestnet, Inc.*	8,903	155,891
ExactTarget, Inc.*	4,204	97,827
Internap Network Services Corp.*	22,344	208,916
IntraLinks Holdings, Inc.*	15,587	99,133
Ipass, Inc.*	23,913	47,348
j2 Global, Inc.	19,684	771,810
Keynote Systems, Inc.	6,547	91,396
Limelight Networks, Inc.*	24,162	49,774
Liquidity Services, Inc.*	10,003	298,189
LivePerson, Inc.*	23,288	316,251
LogMeIn, Inc.*	9,391	180,495
Marchex, Inc., Class B	9,386	39,515
Market Leader, Inc.*	9,330	83,597
MeetMe, Inc.*	7,330	16,712
Millennial Media, Inc.*	4,417	28,048
Monster Worldwide, Inc.*	51,926	263,265
Move, Inc.*	16,524	197,462
NIC, Inc.	27,311	523,279
OpenTable, Inc.*	9,609	605,175
Perficient, Inc.*	13,391	156,139
QuinStreet, Inc.*	14,171	84,601
RealNetworks, Inc.*	9,261	71,402
Responsys, Inc.*	15,172	134,272
Saba Software, Inc.*	12,468	99,121
SciQuest, Inc.*	7,521	180,805
Spark Networks, Inc.*	4,546	32,004
SPS Commerce, Inc.*	5,233	223,292
Stamps.com, Inc.*	5,701	142,354
support.com, Inc.*	20,487	85,636
Synacor, Inc.*	2,637	7,885
TechTarget, Inc.*	5,998	29,330
Travelzoo, Inc.*	3,242	69,281
Trulia, Inc.*	3,391	106,410
United Online, Inc.	38,886	234,483
Unwired Planet, Inc.*	28,558	63,399
ValueClick, Inc.*	31,860	941,463
VistaPrint N.V.*	14,463	559,140
Vocus, Inc.*	8,752	123,841
Web.com Group, Inc.*	14,829	253,279
WebMD Health Corp.*	21,478	522,345
XO Group, Inc.*	11,213	112,130
Xoom Corp.*	3,080	70,347
Yelp, Inc.*	3,685	87,371
Zix Corp.*	26,543	95,024

		13,127,326

IT Services (1.0%)
Acxiom Corp.*	32,468	662,347
CACI International, Inc., Class A*	9,632	557,404
Cardtronics, Inc.*	18,645	511,992
Cass Information Systems, Inc.	4,281	179,973
CIBER, Inc.*	30,862	145,051
Computer Task Group, Inc.	6,446	137,880
Convergys Corp.	46,292	788,353
CSG Systems International, Inc.*	14,324	303,526
EPAM Systems, Inc.*	2,307	53,592
Euronet Worldwide, Inc.*	21,409	563,913
ExlService Holdings, Inc.*	9,837	323,441
Forrester Research, Inc.	5,907	186,956
Global Cash Access Holdings, Inc.*	14,012	98,785
Hackett Group, Inc.	9,172	41,916
Heartland Payment Systems, Inc.	16,487	543,576
Higher One Holdings, Inc.*	11,609	103,204
iGATE Corp.*	13,513	254,179
Innodata, Inc.*	8,244	28,442
Lionbridge Technologies, Inc.*	23,762	91,959
ManTech International Corp., Class A	9,741	261,741
Mattersight Corp.*	3,705	15,894
MAXIMUS, Inc.	14,408	1,152,208
ModusLink Global Solutions, Inc.*	15,345	50,638
MoneyGram International, Inc.*	9,117	165,018
PRGX Global, Inc.*	9,694	67,373
Sapient Corp.*	52,083	634,892
ServiceSource International, Inc.*	20,904	147,791
Sykes Enterprises, Inc.*	16,341	260,802
Syntel, Inc.	6,517	440,028
TeleTech Holdings, Inc.*	9,236	195,896
Unisys Corp.*	18,661	424,538
Virtusa Corp.*	7,884	187,324
WEX, Inc.*	16,479	1,293,601

		10,874,233

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	16,838	308,135
Alpha & Omega Semiconductor Ltd.*	7,003	62,187
Ambarella, Inc.*	2,251	35,251
Amkor Technology, Inc.*	30,896	123,584
ANADIGICS, Inc.*	34,919	69,838
Applied Micro Circuits Corp.*	27,692	205,475
ATMI, Inc.*	13,421	301,033
Axcelis Technologies, Inc.*	42,608	53,260
AXT, Inc.*	14,613	42,962
Brooks Automation, Inc.	28,182	286,893
Cabot Microelectronics Corp.*	9,909	344,338
Cavium, Inc.*	21,117	819,551
CEVA, Inc.*	9,784	152,630
Cirrus Logic, Inc.*	27,508	625,807
Cohu, Inc.	10,193	95,406
Cymer, Inc.*	13,127	1,261,505
Diodes, Inc.*	15,028	315,287
DSP Group, Inc.*	8,990	72,549
Entegris, Inc.*	58,157	573,428
Entropic Communications, Inc.*	37,423	152,312
Exar Corp.*	15,626	164,073
First Solar, Inc.*	25,648	691,470
FormFactor, Inc.*	21,429	100,716
GSI Technology, Inc.*	8,767	57,774
GT Advanced Technologies, Inc.*	50,476	166,066
Hittite Microwave Corp.*	13,317	806,477
Inphi Corp.*	9,968	104,166
Integrated Device Technology, Inc.* .	60,250	450,067
Integrated Silicon Solution, Inc.*	11,444	104,941
Intermolecular, Inc.*	6,313	64,393
International Rectifier Corp.*	29,334	620,414
Intersil Corp., Class A	54,318	473,110
IXYS Corp.	10,243	98,230
Kopin Corp.*	28,685	106,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lattice Semiconductor Corp.*	50,077	$272,920
LTX-Credence Corp.*	20,661	124,792
MA-COM Technology Solutions Holdings, Inc.*	2,327	37,395
Mattson Technology, Inc.*	22,336	30,824
MaxLinear, Inc., Class A*	8,576	53,171
MEMC Electronic Materials, Inc.*	98,470	433,268
Micrel, Inc.	20,509	215,550
Microsemi Corp.*	37,508	869,060
Mindspeed Technologies, Inc.*	14,481	48,222
MKS Instruments, Inc.	22,255	605,336
Monolithic Power Systems, Inc.	13,686	333,528
MoSys, Inc.*	13,921	65,568
Nanometrics, Inc.*	9,896	142,799
NeoPhotonics Corp.*	7,209	36,838
NVE Corp.*	2,018	113,856
OmniVision Technologies, Inc.*	22,338	307,818
PDF Solutions, Inc.*	10,221	163,740
Peregrine Semiconductor Corp.*	2,984	29,154
Pericom Semiconductor Corp.*	10,142	69,067
Photronics, Inc.*	25,689	171,602
PLX Technology, Inc.*	19,273	87,885
Power Integrations, Inc.	12,046	522,917
QuickLogic Corp.*	18,440	45,362
Rambus, Inc.*	46,662	261,774
RF Micro Devices, Inc.*	118,234	629,005
Rubicon Technology, Inc.*	7,789	51,407
Rudolph Technologies, Inc.*	13,617	160,408
Semtech Corp.*	27,735	981,542
Sigma Designs, Inc.*	14,601	71,107
Silicon Image, Inc.*	32,351	157,226
Spansion, Inc., Class A*	20,288	261,107
STR Holdings, Inc.*	10,429	22,631
SunPower Corp.*	17,113	197,484
Supertex, Inc.	4,446	98,746
Tessera Technologies, Inc.	22,006	412,612
TriQuint Semiconductor, Inc.*	71,734	362,257
Ultra Clean Holdings, Inc.*	11,574	75,231
Ultratech, Inc.*	11,120	439,574
Veeco Instruments, Inc.*	16,526	633,442
Volterra Semiconductor Corp.*	10,781	153,090

		19,658,777

Software (2.0%)
Accelrys, Inc.*	23,231	226,735
ACI Worldwide, Inc.*	16,792	820,457
Actuate Corp.*	20,686	124,116
Advent Software, Inc.*	13,292	371,777
American Software, Inc., Class A	10,244	85,230
Aspen Technology, Inc.*	39,559	1,277,360
AVG Technologies N.V.*	3,653	50,850
Blackbaud, Inc.	19,089	565,607
Bottomline Technologies (de), Inc.*	15,892	453,081
BroadSoft, Inc.*	11,690	309,434
Callidus Software, Inc.*	16,024	73,230
CommVault Systems, Inc.*	18,931	1,551,963
Comverse, Inc.*	9,206	258,136
Digimarc Corp.	3,145	69,096
Ebix, Inc.	12,082	195,970
Ellie Mae, Inc.*	10,869	261,399
Envivio, Inc.*	3,094	5,260
EPIQ Systems, Inc.	13,106	183,877
ePlus, Inc.	1,701	78,603
Exa Corp.*	2,840	27,037
Fair Isaac Corp.	14,517	663,282
FalconStor Software, Inc.*	10,827	29,016
FleetMatics Group plc*	3,789	91,883
Glu Mobile, Inc.*	24,081	71,761
Guidance Software, Inc.*	5,575	60,489
Guidewire Software, Inc.*	8,739	335,927
Imperva, Inc.*	4,385	168,822
Infoblox, Inc.*	3,573	77,534
Interactive Intelligence Group, Inc.*	6,207	275,280
Jive Software, Inc.*	7,363	111,918
Manhattan Associates, Inc.*	8,595	638,523
Mentor Graphics Corp.	39,372	710,665
MicroStrategy, Inc., Class A*	3,600	363,888
Monotype Imaging Holdings, Inc.	15,486	367,792
NetScout Systems, Inc.*	15,530	381,572
Pegasystems, Inc.	7,294	204,816
Pervasive Software, Inc.*	5,910	54,195
Progress Software Corp.*	24,410	556,060
Proofpoint, Inc.*	2,427	40,919
PROS Holdings, Inc.*	9,291	252,436
PTC, Inc.*	50,569	1,289,004
QAD, Inc., Class A	1,928	24,756
QAD, Inc., Class B	249	2,883
QLIK Technologies, Inc.*	36,209	935,278
Qualys, Inc.*	3,249	40,093
RealPage, Inc.*	15,135	313,446
Rosetta Stone, Inc.*	4,550	69,979
Sapiens International Corp. N.V.	4,908	26,700
SeaChange International, Inc.*	12,066	143,465
Sourcefire, Inc.*	12,568	744,403
SS&C Technologies Holdings, Inc.*	14,305	428,864
Synchronoss Technologies, Inc.*	11,741	364,323
Take-Two Interactive Software, Inc.*	33,202	536,212
Tangoe, Inc.*	12,612	156,263
Telenav, Inc.*	6,836	44,092
TiVo, Inc.*	53,023	656,955
Tyler Technologies, Inc.*	12,747	780,881
Ultimate Software Group, Inc.*	11,272	1,174,092
VASCO Data Security International, Inc.*	11,847	99,989
Verint Systems, Inc.*	21,199	774,823
VirnetX Holding Corp.*	17,951	344,121
Websense, Inc.*	15,648	234,720

		21,631,338

Total Information Technology		93,247,826

Materials (2.8%)
Chemicals (1.3%)
A. Schulman, Inc.	12,511	394,847
ADA-ES, Inc.*	3,816	101,391
American Vanguard Corp.	11,851	361,930
Arabian American Development Co.*	8,781	74,024
Axiall Corp.	29,505	1,834,031
Balchem Corp.	12,370	543,538
Calgon Carbon Corp.*	22,908	414,635
Chase Corp.	2,737	52,879
Chemtura Corp.*	41,852	904,422
Ferro Corp.*	36,976	249,588
Flotek Industries, Inc.*	21,098	344,952
FutureFuel Corp.	8,278	100,578
GSE Holding, Inc.*	2,748	22,698
H.B. Fuller Co.	21,165	827,128
Hawkins, Inc.	3,799	151,770
Innophos Holdings, Inc.	9,250	504,680
Innospec, Inc.	9,769	432,571
KMG Chemicals, Inc.	2,976	57,853
Koppers Holdings, Inc.	8,767	385,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kraton Performance Polymers, Inc.*	13,657	$319,574
Landec Corp.*	10,798	156,247
LSB Industries, Inc.*	7,965	277,023
Minerals Technologies, Inc.	15,026	623,729
Olin Corp.	34,187	862,196
OM Group, Inc.*	13,734	322,474
OMNOVA Solutions, Inc.*	19,513	149,665
PolyOne Corp.	42,174	1,029,467
Quaker Chemical Corp.	5,505	324,905
Sensient Technologies Corp.	21,203	828,825
Stepan Co.	7,556	476,784
Tredegar Corp.	10,228	301,112
Zep, Inc.	9,242	138,722
Zoltek Cos., Inc.*	11,688	139,672

		13,709,483

Construction Materials (0.2%)
Eagle Materials, Inc.	20,865	1,390,235
Headwaters, Inc.*	31,384	342,086
Texas Industries, Inc.*	9,695	611,851
United States Lime & Minerals, Inc.*	656	34,893

		2,379,065

Containers & Packaging (0.1%)
AEP Industries, Inc.*	1,736	124,662
Berry Plastics Group, Inc.*	12,390	236,030
Boise, Inc.	42,743	370,154
Graphic Packaging Holding Co.*	62,137	465,406
Myers Industries, Inc.	14,209	198,358
UFP Technologies, Inc.*	2,027	39,912

		1,434,522

Metals & Mining (0.7%)
A.M. Castle & Co.*	7,138	124,915
AK Steel Holding Corp.	58,507	193,658
AMCOL International Corp.	10,661	321,856
Century Aluminum Co.*	21,871	169,281
Coeur d’Alene Mines Corp.*	38,127	719,075
General Moly, Inc.*	26,210	57,924
Globe Specialty Metals, Inc.	25,966	361,447
Gold Resource Corp.	12,525	163,201
Golden Minerals Co.*	15,118	35,981
Golden Star Resources Ltd.*	109,108	174,573
Handy & Harman Ltd.*	2,025	31,165
Haynes International, Inc.	5,183	286,620
Hecla Mining Co.	121,343	479,305
Horsehead Holding Corp.*	18,441	200,638
Kaiser Aluminum Corp.	8,163	527,738
Materion Corp.	8,653	246,610
McEwen Mining, Inc.*	92,051	263,266
Metals USA Holdings Corp.	5,074	104,778
Midway Gold Corp.*	49,385	60,250
Noranda Aluminum Holding Corp.	14,973	67,229
Olympic Steel, Inc.	3,658	87,426
Paramount Gold and Silver Corp.*	56,007	124,896
Revett Minerals, Inc.*	8,328	18,988
RTI International Metals, Inc.*	12,886	408,357
Schnitzer Steel Industries, Inc., Class A	10,715	285,662
Stillwater Mining Co.*	49,340	637,966
SunCoke Energy, Inc.*	29,679	484,658
U.S. Antimony Corp.*	20,162	34,880
U.S. Silica Holdings, Inc.	5,103	120,329
Universal Stainless & Alloy Products, Inc.*	2,935	106,687
Vista Gold Corp.*	26,672	57,611
Worthington Industries, Inc.	22,285	690,389

		7,647,359

Paper & Forest Products (0.5%)
Boise Cascade Co.*	5,744	194,951
Buckeye Technologies, Inc.	16,756	501,842
Clearwater Paper Corp.*	9,927	523,054
Deltic Timber Corp.	4,575	314,394
KapStone Paper and Packaging Corp.	17,179	477,576
Louisiana-Pacific Corp.*	58,454	1,262,606
Neenah Paper, Inc.	6,701	206,123
P.H. Glatfelter Co.	18,160	424,581
Resolute Forest Products*	34,149	552,531
Schweitzer-Mauduit International, Inc.	13,281	514,373
Wausau Paper Corp.	18,602	200,530

		5,172,561

Total Materials		30,342,990

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	30,124	206,349
Atlantic Tele-Network, Inc.	3,818	185,211
Cbeyond, Inc.*	11,548	85,802
Cincinnati Bell, Inc.*	84,247	274,645
Cogent Communications Group, Inc.	19,798	522,667
Consolidated Communications Holdings, Inc.	17,359	304,650
Fairpoint Communications, Inc.*	8,900	66,483
General Communication, Inc., Class A*	15,428	141,475
Hawaiian Telcom Holdco, Inc.*	4,202	96,940
HickoryTech Corp.	5,804	58,911
IDT Corp., Class B	7,042	84,927
inContact, Inc.*	16,012	129,537
Iridium Communications, Inc.*	20,455	123,139
Lumos Networks Corp.	6,551	88,307
magicJack VocalTec Ltd.*	6,437	90,118
Neutral Tandem, Inc.	10,763	35,195
ORBCOMM, Inc.*	14,560	75,858
Premiere Global Services, Inc.*	21,126	232,175
Primus Telecommunications Group, Inc.	4,560	50,388
Towerstream Corp.*	24,043	53,616
Vonage Holdings Corp.*	52,249	151,000

		3,057,393

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	6,038	33,330
Leap Wireless International, Inc.*	22,705	133,732
NTELOS Holdings Corp.	6,564	84,085
Shenandoah Telecommunications Co.	10,028	152,726
USA Mobility, Inc.	9,541	126,609

		530,482

Total Telecommunication Services		3,587,875

Utilities (1.7%)
Electric Utilities (0.8%)
ALLETE, Inc.	16,249	796,526
Cleco Corp.	25,851	1,215,772
El Paso Electric Co.	16,925	569,526
Empire District Electric Co.	17,770	398,048
IDACORP, Inc.	21,199	1,023,276
MGE Energy, Inc.	9,703	537,934
Otter Tail Corp.	15,371	478,653
PNM Resources, Inc.	33,858	788,553
Portland General Electric Co.	32,173	975,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
UIL Holdings Corp.	21,630	$856,332
Unitil Corp.	5,767	162,226
UNS Energy Corp.	17,183	840,936

		8,643,589

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,061	199,192
Delta Natural Gas Co., Inc.	2,857	62,454
Laclede Group, Inc.	9,640	411,628
New Jersey Resources Corp.	17,766	796,805
Northwest Natural Gas Co.	11,443	501,432
Piedmont Natural Gas Co., Inc.	32,200	1,058,736
South Jersey Industries, Inc.	12,910	717,667
Southwest Gas Corp.	19,574	928,982
WGL Holdings, Inc.	22,049	972,361

		5,649,257

Independent Power Producers & Energy Traders (0.1%)
American DG Energy, Inc.*	8,994	18,887
Atlantic Power Corp.	51,791	255,330
Genie Energy Ltd., Class B	5,573	51,606
Ormat Technologies, Inc.	7,271	150,146

		475,969

Multi-Utilities (0.2%)
Avista Corp.	25,021	685,576
Black Hills Corp.	18,766	826,455
CH Energy Group, Inc.	6,198	405,287
NorthWestern Corp.	15,549	619,783

		2,537,101

Water Utilities (0.1%)
American States Water Co.	8,065	464,302
Artesian Resources Corp., Class A	2,953	66,354
Cadiz, Inc.*	4,223	28,547
California Water Service Group	19,996	397,920
Connecticut Water Service, Inc.	4,448	130,015
Consolidated Water Co., Ltd.	6,151	60,895
Middlesex Water Co.	6,504	126,958
SJW Corp.	5,911	156,642
York Water Co.	5,196	97,685

		1,529,318

Total Utilities		18,835,234

Total Common Stocks (52.1%) (Cost $474,675,268)		571,302,891

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $71,568)	3,758	72,492

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/14/13(b)* (Cost $—)	3,314	431

Total Investments (52.1%) (Cost $474,746,836)		571,375,814
Other Assets Less Liabilities (47.9%)		526,045,327

Net Assets (100%)		$1,097,421,141

*	Non-income producing.

†	Securities (totaling $75 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,537	June-13	$511,037,734	$525,405,930	$14,368,196

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,294,151	$10,089	$—	$78,304,240
Consumer Staples	20,156,778	25,843	—	20,182,621
Energy	34,953,951	—	—	34,953,951
Financials	135,011,764	36,461	—	135,048,225
Health Care	69,660,311	—	—	69,660,311
Industrials	87,139,618	—	—	87,139,618
Information Technology	93,247,751	—	75	93,247,826
Materials	30,342,990	—	—	30,342,990
Telecommunication Services	3,587,875	—	—	3,587,875
Utilities	18,835,234	—	—	18,835,234
Futures	14,368,196	—	—	14,368,196
Investment Companies
Investment Companies	72,492	—	—	72,492
Warrants
Energy	—	431	—	431

Total Assets	$585,671,111	$72,824	$75	$585,744,010

Total Liabilities	$—	$—	$—	$—

Total	$585,671,111	$72,824	$75	$585,744,010

(a)	Securities with a market value of $72,393 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Information Technology
Balance as of 12/31/12	$75
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13.	$75

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,703,039
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,880,121

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,031,737
Aggregate gross unrealized depreciation	(32,574,897)

Net unrealized appreciation	$96,456,840

Federal income tax cost of investments	$474,918,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
AGL Energy Ltd.	20,538	$339,137
ALS Ltd.	12,865	140,239
Alumina Ltd.*	92,956	107,427
Amcor Ltd.	44,762	432,485
AMP Ltd.	110,557	599,704
APA Group	30,233	187,603
Asciano Ltd.	37,198	216,493
ASX Ltd.	6,681	251,735
Aurizon Holdings Ltd.	65,169	273,438
Australia & New Zealand Banking Group Ltd.	102,593	3,047,423
Bendigo and Adelaide Bank Ltd.	15,848	169,456
BHP Billiton Ltd.	121,273	4,136,388
Boral Ltd.	27,802	142,125
Brambles Ltd.	59,334	523,239
Caltex Australia Ltd.	5,143	114,321
CFS Retail Property Trust Group (REIT)	77,798	162,809
Coca-Cola Amatil Ltd.	21,702	329,436
Cochlear Ltd.	2,165	153,391
Commonwealth Bank of Australia	60,494	4,283,496
Computershare Ltd.	16,945	179,951
Crown Ltd.	15,755	201,761
CSL Ltd.	18,993	1,171,247
Dexus Property Group (REIT)	166,685	180,486
Echo Entertainment Group Ltd.	28,873	104,613
Federation Centres Ltd. (REIT)	50,501	124,087
Flight Centre Ltd.	1,862	65,138
Fortescue Metals Group Ltd.	51,361	210,690
Goodman Group (REIT)	63,126	314,159
GPT Group (REIT)	52,204	201,647
Harvey Norman Holdings Ltd.	16,607	47,203
Iluka Resources Ltd.	15,978	155,542
Incitec Pivot Ltd.	62,129	199,879
Insurance Australia Group Ltd.	79,331	471,620
Leighton Holdings Ltd.	5,770	123,393
Lend Lease Group	20,679	219,605
Macquarie Group Ltd.	11,991	463,797
Metcash Ltd.	33,266	143,388
Mirvac Group (REIT)	130,285	219,747
National Australia Bank Ltd.	87,133	2,797,759
Newcrest Mining Ltd.	29,219	609,948
Orica Ltd.	13,893	353,662
Origin Energy Ltd.	41,890	579,191
OZ Minerals Ltd.	12,344	68,501
Qantas Airways Ltd.*	42,194	78,416
QBE Insurance Group Ltd.	44,384	624,302
Ramsay Health Care Ltd.	5,002	168,213
Rio Tinto Ltd.	16,370	974,895
Santos Ltd.	35,998	465,868
Sonic Healthcare Ltd.	14,127	204,887
SP AusNet	66,214	82,382
Stockland Corp., Ltd. (REIT)	82,992	315,386
Suncorp Group Ltd.	49,121	604,502
Sydney Airport	4,831	16,498
Tabcorp Holdings Ltd.	26,054	87,617
Tatts Group Ltd.	50,255	165,864
Telstra Corp., Ltd.	166,303	780,890
Toll Holdings Ltd.	25,703	158,691
Transurban Group	49,834	331,024
Treasury Wine Estates Ltd.	23,324	138,175
Wesfarmers Ltd.	37,949	1,588,326
Westfield Group (REIT)	81,066	915,760
Westfield Retail Trust (REIT)	110,733	348,175
Westpac Banking Corp.	116,390	3,727,480
Whitehaven Coal Ltd.	17,016	37,558
Woodside Petroleum Ltd.	24,753	923,138
Woolworths Ltd.	46,470	1,634,836
WorleyParsons Ltd.	7,955	204,491

		39,394,733

Austria (0.1%)
Andritz AG	2,875	192,889
Erste Group Bank AG*	8,024	223,505
Immofinanz AG*	35,802	135,613
OMV AG	5,681	241,587
Raiffeisen Bank International AG	1,934	65,733
Telekom Austria AG	8,403	55,139
Verbund AG	2,590	56,141
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,459	70,657
Voestalpine AG	4,188	128,600

		1,169,864

Belgium (0.6%)
Ageas	8,447	285,691
Anheuser-Busch InBev N.V.	30,357	3,006,039
Belgacom S.A.	5,802	144,246
Colruyt S.A.	2,885	139,512
Delhaize Group S.A.	3,886	211,978
Groupe Bruxelles Lambert S.A.	3,078	235,351
KBC Groep N.V.	8,991	309,680
Solvay S.A.	2,262	306,337
Telenet Group Holding N.V.	2,005	99,155
UCB S.A.	4,153	265,111
Umicore S.A.	4,348	204,240

		5,207,340

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	76,327	59,691

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	21	156,984
A. P. Moller - Maersk A/S, Class B	50	390,276
Carlsberg A/S, Class B	4,083	397,321
Coloplast A/S, Class B	4,340	233,475
Danske Bank A/S*	24,896	445,152
DSV A/S	7,418	179,188
Novo Nordisk A/S, Class B	15,393	2,500,926
Novozymes A/S, Class B	9,342	316,732
TDC A/S	22,969	176,481
Tryg A/S	984	79,412
William Demant Holding A/S*	1,065	89,226

		4,965,173

Finland (0.4%)
Elisa Oyj	5,387	100,058
Fortum Oyj	16,956	341,675
Kesko Oyj, Class B	2,547	79,565
Kone Oyj, Class B	5,943	467,367
Metso Oyj*	4,874	207,362
Neste Oil Oyj*	5,135	72,405
Nokia Oyj	143,023	462,735
Nokian Renkaat Oyj	4,198	186,728
Orion Oyj, Class B	3,622	95,132
Pohjola Bank plc, Class A	5,302	77,071
Sampo Oyj, Class A	16,037	616,711
Stora Enso Oyj, Class R	19,647	126,804
UPM-Kymmene Oyj	20,030	223,505
Wartsila Oyj	6,395	287,320

		3,344,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
France (4.4%)
Accor S.A.	5,623	$195,333
Aeroports de Paris S.A.	1,172	99,409
Air Liquide S.A.	11,777	1,430,832
Alstom S.A.	7,866	320,136
Arkema S.A.	2,324	211,421
AtoS	2,139	147,211
AXA S.A.‡	66,470	1,142,593
BNP Paribas S.A.	37,863	1,943,329
Bouygues S.A.	7,208	195,509
Bureau Veritas S.A.	2,083	259,266
Cap Gemini S.A.	5,644	256,834
Carrefour S.A.	22,049	603,567
Casino Guichard Perrachon S.A.	2,101	220,786
Christian Dior S.A.	2,080	345,012
Cie de Saint-Gobain S.A.	14,735	546,243
Cie Generale de Geophysique-Veritas*	5,701	128,399
Cie Generale des Etablissements Michelin	6,872	574,779
Cie Generale d’Optique Essilor International S.A.	7,678	853,797
CNP Assurances S.A.	5,650	77,530
Credit Agricole S.A.*	38,120	314,001
Danone S.A.	21,793	1,516,331
Dassault Systemes S.A.	2,305	266,452
Edenred	6,581	215,367
EDF S.A.	9,230	176,999
Eurazeo S.A.	1,298	65,805
European Aeronautic Defence and Space Co. N.V.	16,847	857,334
Eutelsat Communications S.A.	5,216	183,902
Fonciere des Regions (REIT)	1,045	81,819
France Telecom S.A.	70,824	716,299
GDF Suez S.A.	49,291	949,019
Gecina S.A. (REIT)	834	96,772
Groupe Eurotunnel S.A. (Registered)	20,541	163,618
ICADE (REIT)	887	77,566
Iliad S.A.	842	179,113
Imerys S.A.	1,291	84,051
J.C. Decaux S.A.	2,541	69,639
Klepierre S.A. (REIT)	3,724	146,287
Lafarge S.A.	7,139	474,303
Lagardere S.C.A.	4,498	165,621
Legrand S.A.	9,025	393,567
L’Oreal S.A.	9,182	1,455,942
LVMH Moet Hennessy Louis Vuitton S.A.	9,586	1,645,338
Natixis S.A.	35,207	133,675
Pernod-Ricard S.A.	7,981	994,502
Peugeot S.A.*	8,770	63,516
PPR S.A.	2,838	623,534
Publicis Groupe S.A.	6,573	440,743
Remy Cointreau S.A.	887	102,512
Renault S.A.	7,335	459,541
Rexel S.A.	5,010	109,336
Safran S.A.	8,884	396,244
Sanofi S.A.	44,918	4,564,219
Schneider Electric S.A.	19,659	1,436,394
SCOR SE	5,881	168,864
Societe BIC S.A.	1,096	127,271
Societe Generale S.A.*	26,673	876,310
Sodexo S.A.	3,598	335,299
Suez Environnement Co. S.A.	10,662	135,974
Technip S.A.	3,788	388,355
Thales S.A.	3,565	150,780
Total S.A.	80,443	3,851,893
Unibail-Rodamco SE (REIT)	3,510	817,522
Vallourec S.A.	3,998	192,181
Veolia Environnement S.A.	13,365	168,544
Vinci S.A.	17,585	792,215
Vivendi S.A.	49,218	1,016,697
Wendel S.A.	1,251	132,393
Zodiac Aerospace	1,359	158,351

		38,483,996

Germany (4.2%)
Adidas AG	7,989	828,882
Allianz SE (Registered)	17,193	2,335,016
Axel Springer AG	1,505	65,216
BASF SE	34,625	3,032,319
Bayer AG (Registered)	31,256	3,224,071
Bayerische Motoren Werke (BMW) AG	12,446	1,073,857
Bayerische Motoren Werke (BMW) AG (Preference)	1,988	126,995
Beiersdorf AG	3,846	355,157
Brenntag AG	1,921	299,925
Celesio AG	3,330	62,534
Commerzbank AG*	136,574	200,452
Continental AG	4,105	490,786
Daimler AG (Registered)	34,221	1,861,900
Deutsche Bank AG (Registered)	35,021	1,365,380
Deutsche Boerse AG	7,214	436,887
Deutsche Lufthansa AG (Registered)	8,722	170,332
Deutsche Post AG (Registered)	34,030	784,094
Deutsche Telekom AG (Registered)	105,860	1,118,955
E.ON SE	67,947	1,186,273
Fraport AG	1,398	78,356
Fresenius Medical Care AG & Co. KGaA	7,975	538,228
Fresenius SE & Co. KGaA	4,760	587,524
GEA Group AG	6,661	219,522
Hannover Rueckversicherung SE (Registered)	2,297	180,168
HeidelbergCement AG	5,366	385,604
Henkel AG & Co. KGaA	4,957	391,414
Henkel AG & Co. KGaA (Preference)	6,802	654,721
Hochtief AG*	1,265	82,277
Hugo Boss AG	853	95,587
Infineon Technologies AG	41,481	327,542
K+S AG (Registered)	6,575	305,816
Kabel Deutschland Holding AG	3,432	316,662
Lanxess AG	3,173	225,004
Linde AG	7,031	1,307,290
MAN SE	1,521	163,521
Merck KGaA	2,466	372,055
Metro AG	4,945	140,593
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,745	1,261,463
Porsche Automobil Holding SE (Preference)	5,845	427,217
ProSiebenSat. 1 Media AG (Preference)	3,483	124,342
RWE AG	18,690	696,572
RWE AG (Preference)	1,566	56,166
Salzgitter AG	1,486	59,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SAP AG	34,806	$2,788,504
Siemens AG (Registered)	31,436	3,386,093
Suedzucker AG	2,522	106,522
ThyssenKrupp AG*	14,730	299,557
United Internet AG (Registered)	3,298	80,197
Volkswagen AG	1,125	211,625
Volkswagen AG (Preference)	5,439	1,080,657

		35,969,480

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	7,893	211,459
OPAP S.A.	8,494	67,070

		278,529

Hong Kong (1.5%)
AIA Group Ltd.	451,012	1,975,434
ASM Pacific Technology Ltd.	7,500	82,415
Bank of East Asia Ltd.	46,000	181,332
BOC Hong Kong Holdings Ltd.	141,500	472,119
Cathay Pacific Airways Ltd.	45,000	76,985
Cheung Kong Holdings Ltd.	53,000	782,449
Cheung Kong Infrastructure Holdings Ltd.	18,000	123,477
CLP Holdings Ltd.	67,500	591,301
First Pacific Co., Ltd.	80,000	108,418
Galaxy Entertainment Group Ltd.*	78,000	325,563
Hang Lung Properties Ltd.	83,000	310,079
Hang Seng Bank Ltd.	29,200	468,326
Henderson Land Development Co., Ltd.	36,000	246,259
HKT Trust/HKT Ltd.	78,000	78,075
Hong Kong & China Gas Co., Ltd.	198,792	580,046
Hong Kong Exchanges and Clearing Ltd.	39,100	665,892
Hopewell Holdings Ltd.	22,500	91,159
Hutchison Whampoa Ltd.	81,000	844,168
Hysan Development Co., Ltd.	25,000	126,247
Kerry Properties Ltd.	27,500	122,044
Li & Fung Ltd.	226,000	311,521
Link REIT (REIT)	86,000	468,635
MTR Corp., Ltd.	55,000	218,582
New World Development Co., Ltd.	137,000	231,906
Noble Group Ltd.	146,454	143,461
NWS Holdings Ltd.	52,000	92,578
Orient Overseas International Ltd.	9,500	64,190
PCCW Ltd.	166,000	76,985
Power Assets Holdings Ltd.	53,000	500,126
Shangri-La Asia Ltd.	62,000	121,403
Sino Land Co., Ltd.	110,600	187,502
SJM Holdings Ltd.	72,000	179,755
Sun Hung Kai Properties Ltd.	59,000	795,022
Swire Pacific Ltd., Class A	25,000	318,678
Swire Properties Ltd.	42,400	150,481
Wharf Holdings Ltd.	57,900	516,155
Wheelock & Co., Ltd.	35,000	186,440
Wing Hang Bank Ltd.	7,000	74,396
Yue Yuen Industrial Holdings Ltd.	28,000	91,259

		12,980,863

Ireland (0.3%)
CRH plc	27,358	603,886
Elan Corp. plc*	19,089	219,465
Experian plc	38,322	663,803
James Hardie Industries plc (CDI)	16,663	173,660
Kerry Group plc, Class A	5,706	340,002
Ryanair Holdings plc (ADR)	1,300	54,314
Shire plc	21,014	639,872

		2,695,002

Israel (0.3%)
Bank Hapoalim B.M.*	40,340	182,766
Bank Leumi Le-Israel B.M.*	44,932	158,360
Bezeq Israeli Telecommunication Corp., Ltd.	67,081	92,946
Delek Group Ltd.	137	38,455
Israel Chemicals Ltd.	16,955	219,078
Israel Corp., Ltd.	92	69,807
Mellanox Technologies Ltd.*	1,356	74,931
Mizrahi Tefahot Bank Ltd.*	3,859	41,163
NICE Systems Ltd.*	2,279	83,768
Teva Pharmaceutical Industries Ltd.	33,917	1,335,253

		2,296,527

Italy (0.9%)
Assicurazioni Generali S.p.A.	44,593	693,941
Atlantia S.p.A.	12,623	199,347
Banca Monte dei Paschi di Siena S.p.A.*	244,758	58,042
Banco Popolare S.c.a.r.l.*	67,137	84,640
Enel Green Power S.p.A.	66,712	125,108
Enel S.p.A.	247,126	806,518
Eni S.p.A.	96,106	2,159,582
Exor S.p.A.	2,528	70,611
Fiat Industrial S.p.A.	33,092	372,014
Fiat S.p.A.*	32,051	170,501
Finmeccanica S.p.A.*	15,463	74,330
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	37,602	47,405
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	384,786	563,278
Luxottica Group S.p.A.	6,077	304,659
Mediobanca S.p.A.	19,686	100,181
Pirelli & C. S.p.A.	9,052	94,973
Prysmian S.p.A.	7,757	159,590
Saipem S.p.A.	10,109	310,868
Snam S.p.A.	64,940	296,013
Telecom Italia S.p.A.	358,545	253,240
Telecom Italia S.p.A. (RNC)	229,889	141,448
Terna Rete Elettrica Nazionale S.p.A.	50,389	208,629
UniCredit S.p.A.*	154,530	659,621
Unione di Banche Italiane S.c.p.A.	30,932	113,955

		8,068,494

Japan (10.7%)
ABC-Mart, Inc.	1,200	45,700
Acom Co., Ltd.*	1,280	36,482
Advantest Corp.	5,900	82,732
Aeon Co., Ltd.	22,900	295,813
Aeon Credit Service Co., Ltd.	2,100	59,385
Aeon Mall Co., Ltd.	2,800	85,188
Air Water, Inc.	6,000	83,370
Aisin Seiki Co., Ltd.	7,300	267,154
Ajinomoto Co., Inc.	24,000	352,090
Alfresa Holdings Corp.	1,500	81,426
All Nippon Airways Co., Ltd.	40,000	82,435
Amada Co., Ltd.	14,000	92,357
Aozora Bank Ltd.	36,000	101,344
Asahi Glass Co., Ltd.	39,000	269,708
Asahi Group Holdings Ltd.	14,800	353,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Kasei Corp.	48,000	$322,770
Asics Corp.	5,800	95,378
Astellas Pharma, Inc.	16,700	897,668
Bank of Kyoto Ltd.	12,000	117,151
Bank of Yokohama Ltd.	47,000	271,610
Benesse Holdings, Inc.	2,600	110,480
Bridgestone Corp.	24,800	829,872
Brother Industries Ltd.	9,000	92,452
Calbee, Inc.	600	47,230
Canon, Inc.	42,800	1,568,598
Casio Computer Co., Ltd.	9,000	70,080
Central Japan Railway Co.	5,400	569,055
Chiba Bank Ltd.	29,000	208,254
Chiyoda Corp.	6,000	66,925
Chubu Electric Power Co., Inc.	23,800	289,236
Chugai Pharmaceutical Co., Ltd.	8,500	188,899
Chugoku Bank Ltd.	7,000	112,880
Chugoku Electric Power Co., Inc.	11,300	147,290
Citizen Holdings Co., Ltd.	10,500	53,429
Coca-Cola West Co., Ltd.	2,700	46,981
Cosmo Oil Co., Ltd.*	24,000	50,481
Credit Saison Co., Ltd.	5,700	141,932
Dai Nippon Printing Co., Ltd.	21,000	199,660
Daicel Corp.	11,000	85,654
Daido Steel Co., Ltd.	11,000	58,310
Daihatsu Motor Co., Ltd.	7,000	144,856
Dai-ichi Life Insurance Co., Ltd.	328	436,938
Daiichi Sankyo Co., Ltd.	25,700	494,152
Daikin Industries Ltd.	8,900	348,399
Dainippon Sumitomo Pharma Co., Ltd.	6,100	107,699
Daito Trust Construction Co., Ltd.	2,800	239,741
Daiwa House Industry Co., Ltd.	19,000	370,372
Daiwa Securities Group, Inc.	63,000	443,045
DeNA Co., Ltd.	4,200	114,219
Denki Kagaku Kogyo KK	19,000	68,221
Denso Corp.	18,600	785,415
Dentsu, Inc.	6,881	204,526
Don Quijote Co., Ltd.	1,900	84,065
East Japan Railway Co.	12,809	1,051,825
Eisai Co., Ltd.	9,600	428,831
Electric Power Development Co., Ltd.	4,400	111,852
FamilyMart Co., Ltd.	2,100	95,815
FANUC Corp.	7,300	1,115,919
Fast Retailing Co., Ltd.	2,000	635,895
Fuji Electric Co., Ltd.	23,000	67,191
Fuji Heavy Industries Ltd.	22,000	346,821
Fujifilm Holdings Corp.	17,700	348,604
Fujitsu Ltd.	71,000	294,906
Fukuoka Financial Group, Inc.	29,000	144,792
Furukawa Electric Co., Ltd.	27,000	59,372
Gree, Inc.	3,500	43,947
GS Yuasa Corp.	13,000	54,135
Gunma Bank Ltd.	15,000	89,234
Hachijuni Bank Ltd.	16,000	95,352
Hakuhodo DY Holdings, Inc.	890	68,262
Hamamatsu Photonics KK	2,700	106,554
Hankyu Hanshin Holdings, Inc.	42,000	252,977
Hino Motors Ltd.	9,000	97,137
Hirose Electric Co., Ltd.	1,200	157,688
Hiroshima Bank Ltd.	18,000	86,811
Hisamitsu Pharmaceutical Co., Inc.	2,400	129,516
Hitachi Chemical Co., Ltd.	4,000	60,934
Hitachi Construction Machinery Co., Ltd.	4,100	87,544
Hitachi High-Technologies Corp.	2,500	52,106
Hitachi Ltd.	176,000	1,020,832
Hitachi Metals Ltd.	6,000	57,173
Hokkaido Electric Power Co., Inc.*	7,000	71,387
Hokuriku Electric Power Co.	6,400	78,797
Honda Motor Co., Ltd.	61,600	2,355,766
Hoya Corp.	16,600	311,421
Hulic Co., Ltd.	7,700	63,148
Ibiden Co., Ltd.	4,600	71,638
Idemitsu Kosan Co., Ltd.	800	69,432
IHI Corp.	50,000	151,378
INPEX Corp.	84	449,737
Isetan Mitsukoshi Holdings Ltd.	12,800	184,246
Isuzu Motors Ltd.	45,000	271,047
ITOCHU Corp.	57,500	701,838
ITOCHU Techno-Solutions Corp.	1,100	54,337
Iyo Bank Ltd.	9,000	83,274
J. Front Retailing Co., Ltd.	18,000	139,969
Japan Airlines Co., Ltd.	2,269	105,695
Japan Exchange Group, Inc.	1,700	157,476
Japan Petroleum Exploration Co.	900	35,327
Japan Prime Realty Investment Corp. (REIT)	32	123,567
Japan Real Estate Investment Corp. (REIT)	22	304,053
Japan Retail Fund Investment Corp. (REIT)	80	198,013
Japan Steel Works Ltd.	12,000	63,228
Japan Tobacco, Inc.	41,400	1,321,581
JFE Holdings, Inc.	17,600	337,473
JGC Corp.	8,000	204,472
Joyo Bank Ltd.	25,000	138,896
JSR Corp.	6,800	138,694
JTEKT Corp.	8,500	79,912
Jupiter Telecommunications Co., Ltd.	81	106,095
JX Holdings, Inc.	85,790	480,282
Kajima Corp.	32,000	86,684
Kamigumi Co., Ltd.	9,000	82,509
Kaneka Corp.	11,000	63,335
Kansai Electric Power Co., Inc.*	28,700	271,649
Kansai Paint Co., Ltd.	9,000	99,623
Kao Corp.	20,100	649,110
Kawasaki Heavy Industries Ltd.	54,000	169,799
KDDI Corp.	20,200	842,248
Keikyu Corp.	18,000	187,582
Keio Corp.	22,000	188,601
Keisei Electric Railway Co., Ltd.	11,000	115,919
Keyence Corp.	1,660	507,866
Kikkoman Corp.	6,000	104,531
Kinden Corp.	4,000	26,175
Kintetsu Corp.	62,000	288,479
Kirin Holdings Co., Ltd.	33,000	529,697
Kobe Steel Ltd.*	95,000	111,011
Koito Manufacturing Co., Ltd.	4,000	68,625
Komatsu Ltd.	35,100	832,616
Konami Corp.	3,600	71,706
Konica Minolta Holdings, Inc.	18,000	130,982
Kubota Corp.	41,000	591,470
Kuraray Co., Ltd.	13,100	183,833
Kurita Water Industries Ltd.	4,300	95,150
Kyocera Corp.	5,800	529,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kyowa Hakko Kirin Co., Ltd.	10,000	$113,029
Kyushu Electric Power Co., Inc.*	15,400	156,724
Lawson, Inc.	2,300	176,406
LIXIL Group Corp.	10,100	200,852
M3, Inc.	20	38,944
Mabuchi Motor Co., Ltd.	1,100	59,128
Makita Corp.	4,300	190,482
Marubeni Corp.	63,000	479,184
Marui Group Co., Ltd.	8,500	87,858
Maruichi Steel Tube Ltd.	1,400	32,555
Mazda Motor Corp.*	97,500	284,830
McDonald’s Holdings Co. Japan Ltd.	2,576	69,343
Medipal Holdings Corp.	5,600	78,347
MEIJI Holdings Co., Ltd.	2,411	110,260
Miraca Holdings, Inc.	2,100	100,611
Mitsubishi Chemical Holdings Corp.	51,500	244,001
Mitsubishi Corp.	52,900	989,048
Mitsubishi Electric Corp.	74,000	598,226
Mitsubishi Estate Co., Ltd.	47,000	1,323,599
Mitsubishi Gas Chemical Co., Inc.	15,000	98,794
Mitsubishi Heavy Industries Ltd.	116,000	667,892
Mitsubishi Logistics Corp.	5,000	92,208
Mitsubishi Materials Corp.	43,000	121,050
Mitsubishi Motors Corp.*	148,000	154,077
Mitsubishi Tanabe Pharma Corp.	8,600	131,556
Mitsubishi UFJ Financial Group, Inc.	481,400	2,884,258
Mitsubishi UFJ Lease & Finance Co., Ltd.	22,200	115,793
Mitsui & Co., Ltd.	65,300	914,276
Mitsui Chemicals, Inc.	31,000	67,180
Mitsui Fudosan Co., Ltd.	32,000	908,313
Mitsui O.S.K. Lines Ltd.	44,000	144,431
Mizuho Financial Group, Inc.	861,635	1,839,790
MS&AD Insurance Group Holdings, Inc.	18,780	415,560
Murata Manufacturing Co., Ltd.	7,700	579,126
Nabtesco Corp.	3,600	73,503
Namco Bandai Holdings, Inc.	6,300	111,096
NEC Corp.	99,000	262,920
Nexon Co., Ltd.	4,600	44,615
NGK Insulators Ltd.	10,000	106,124
NGK Spark Plug Co., Ltd.	7,000	106,857
NHK Spring Co., Ltd.	6,300	65,520
Nidec Corp.	4,200	250,746
Nikon Corp.	13,000	304,509
Nintendo Co., Ltd.	4,000	431,295
Nippon Building Fund, Inc. (REIT)	25	349,498
Nippon Electric Glass Co., Ltd.	15,000	74,414
Nippon Express Co., Ltd.	32,000	152,972
Nippon Meat Packers, Inc.	7,000	112,806
Nippon Paper Group, Inc.†	3,730	56,900
Nippon Steel & Sumitomo Metal Corp.	289,080	730,876
Nippon Telegraph & Telephone Corp.	16,424	715,339
Nippon Yusen KK	58,000	148,489
Nishi-Nippon City Bank Ltd.	22,000	67,775
Nissan Motor Co., Ltd.	93,500	900,882
Nisshin Seifun Group, Inc.	7,000	92,208
Nissin Foods Holdings Co., Ltd.	2,200	100,845
Nitori Holdings Co., Ltd.	1,200	92,420
Nitto Denko Corp.	6,300	376,789
NKSJ Holdings, Inc.	14,225	297,541
NOK Corp.	4,000	57,492
Nomura Holdings, Inc.	138,600	853,965
Nomura Real Estate Holdings, Inc.	3,800	84,772
Nomura Real Estate Office Fund, Inc. (REIT)	11	80,863
Nomura Research Institute Ltd.	3,900	100,592
NSK Ltd.	17,000	128,762
NTT Data Corp.	48	157,816
NTT DOCOMO, Inc.	575	852,712
NTT Urban Development Corp.	34	40,741
Obayashi Corp.	25,000	119,244
Odakyu Electric Railway Co., Ltd.	24,000	298,295
Oji Holdings Corp.	32,000	119,658
Olympus Corp.*	7,600	179,555
Omron Corp.	7,700	193,860
Ono Pharmaceutical Co., Ltd.	3,100	191,332
Oracle Corp. Japan	1,600	71,982
Oriental Land Co., Ltd.	1,900	310,830
ORIX Corp.	40,000	508,206
Osaka Gas Co., Ltd.	72,000	314,357
Otsuka Corp.	500	54,337
Otsuka Holdings Co., Ltd.	13,500	468,237
Panasonic Corp.	84,300	630,448
Park24 Co., Ltd.	3,300	64,503
Rakuten, Inc.	27,700	282,782
Resona Holdings, Inc.	72,005	378,631
Ricoh Co., Ltd.	23,000	248,728
Rinnai Corp.	1,200	85,282
Rohm Co., Ltd.	3,700	127,939
Sankyo Co., Ltd.	2,000	93,483
Sanrio Co., Ltd.	1,700	75,216
Santen Pharmaceutical Co., Ltd.	2,800	129,537
SBI Holdings, Inc.	8,520	75,122
Secom Co., Ltd.	8,000	411,749
Sega Sammy Holdings, Inc.	7,300	146,178
Sekisui Chemical Co., Ltd.	16,000	176,088
Sekisui House Ltd.	20,000	270,888
Seven & I Holdings Co., Ltd.	28,200	933,160
Seven Bank Ltd.	17,600	56,464
Sharp Corp.*	38,000	108,185
Shikoku Electric Power Co., Inc.*	6,100	86,703
Shimadzu Corp.	9,000	63,770
Shimamura Co., Ltd.	800	93,313
Shimano, Inc.	2,900	236,596
Shimizu Corp.	23,000	75,254
Shin-Etsu Chemical Co., Ltd.	15,400	1,015,924
Shinsei Bank Ltd.	57,000	130,185
Shionogi & Co., Ltd.	11,400	230,216
Shiseido Co., Ltd.	13,700	191,670
Shizuoka Bank Ltd.	20,000	224,996
Showa Denko KK	57,000	85,377
Showa Shell Sekiyu KK	7,500	52,982
SMC Corp.	2,000	386,254
Softbank Corp.	35,400	1,624,560
Sojitz Corp.	47,600	74,332
Sony Corp.	38,400	662,878
Sony Financial Holdings, Inc.	6,600	98,157
Stanley Electric Co., Ltd.	5,500	94,827
Sumco Corp.	5,200	58,554
Sumitomo Chemical Co., Ltd.	54,000	168,651
Sumitomo Corp.	43,000	540,383
Sumitomo Electric Industries Ltd.	28,800	351,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Heavy Industries Ltd.	21,000	$82,764
Sumitomo Metal Mining Co., Ltd.	20,000	282,148
Sumitomo Mitsui Financial Group, Inc.	50,697	2,068,056
Sumitomo Mitsui Trust Holdings, Inc.	118,680	561,030
Sumitomo Realty & Development Co., Ltd.	14,000	542,094
Sumitomo Rubber Industries Ltd.	6,500	108,408
Suruga Bank Ltd.	6,000	96,054
Suzuken Co., Ltd.	2,700	97,663
Suzuki Motor Corp.	13,600	303,250
Sysmex Corp.	2,700	164,062
T&D Holdings, Inc.	22,100	262,707
Taiheiyo Cement Corp.	45,000	107,558
Taisei Corp.	39,000	108,132
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	98,900
Taiyo Nippon Sanso Corp.	10,000	69,262
Takashimaya Co., Ltd.	10,000	98,794
Takeda Pharmaceutical Co., Ltd.	29,800	1,627,152
TDK Corp.	4,700	164,014
Teijin Ltd.	36,000	82,987
Terumo Corp.	5,900	252,271
THK Co., Ltd.	4,600	90,695
Tobu Railway Co., Ltd.	39,000	223,307
Toho Co., Ltd.	4,300	89,714
Toho Gas Co., Ltd.	16,000	101,641
Tohoku Electric Power Co., Inc.*	17,300	137,466
Tokio Marine Holdings, Inc.	26,200	752,587
Tokyo Electric Power Co., Inc.*	55,100	135,796
Tokyo Electron Ltd.	6,500	275,509
Tokyo Gas Co., Ltd.	94,000	507,271
Tokyu Corp.	43,000	317,470
Tokyu Land Corp.	15,000	140,543
TonenGeneral Sekiyu KK	11,000	108,791
Toppan Printing Co., Ltd.	21,000	150,805
Toray Industries, Inc.	56,000	378,350
Toshiba Corp.	154,000	778,711
TOTO Ltd.	11,000	98,391
Toyo Seikan Kaisha Ltd.	5,800	79,728
Toyo Suisan Kaisha Ltd.	3,000	92,420
Toyoda Gosei Co., Ltd.	2,800	66,955
Toyota Boshoku Corp.	3,000	42,195
Toyota Industries Corp.	6,400	234,217
Toyota Motor Corp.	104,000	5,330,642
Toyota Tsusho Corp.	8,100	206,340
Trend Micro, Inc.	4,000	111,797
Tsumura & Co.	2,300	83,927
Ube Industries Ltd.	38,000	74,680
Unicharm Corp.	4,300	245,297
Ushio, Inc.	4,000	40,750
USS Co., Ltd.	830	95,225
West Japan Railway Co.	6,500	312,105
Yahoo! Japan Corp.	555	254,993
Yakult Honsha Co., Ltd.	3,700	148,967
Yamada Denki Co., Ltd.	3,430	156,679
Yamaguchi Financial Group, Inc.	8,000	79,630
Yamaha Corp.	6,400	62,005
Yamaha Motor Co., Ltd.	10,700	143,902
Yamato Holdings Co., Ltd.	14,500	262,166
Yamato Kogyo Co., Ltd.	1,800	49,085
Yamazaki Baking Co., Ltd.	4,000	52,690
Yaskawa Electric Corp.	9,000	89,967
Yokogawa Electric Corp.	8,200	81,882

		92,001,731

Luxembourg (0.2%)
ArcelorMittal S.A	36,976	476,347
Millicom International Cellular S.A. (SDR)	2,311	184,588
SES S.A. (FDR)	11,229	351,930
Tenaris S.A	18,026	366,240

		1,379,105

Macau (0.1%)
MGM China Holdings Ltd.	39,600	84,683
Sands China Ltd.	92,000	477,034
Wynn Macau Ltd.*	59,200	157,103

		718,820

Mexico (0.0%)
Fresnillo plc	6,837	140,868

Netherlands (2.2%)
Aegon N.V.	65,589	394,397
Akzo Nobel N.V.	8,845	561,456
ASML Holding N.V.	11,930	802,396
Corio N.V. (REIT)	2,317	108,095
D.E Master Blenders 1753 N.V.*	19,387	299,457
Delta Lloyd N.V.	5,864	100,574
Fugro N.V. (CVA)	2,638	146,014
Gemalto N.V.	3,067	267,534
Heineken Holding N.V.	3,901	249,975
Heineken N.V.	8,601	648,281
ING Groep N.V. (CVA)*	144,169	1,023,254
Koninklijke (Royal) KPN N.V.	38,117	128,209
Koninklijke Ahold N.V.	37,537	575,236
Koninklijke Boskalis Westminster N.V.	2,692	106,939
Koninklijke DSM N.V.	5,886	342,617
Koninklijke Philips Electronics N.V.	36,241	1,072,426
Koninklijke Vopak N.V.	2,680	161,565
QIAGEN N.V.*	8,884	185,168
Randstad Holding N.V.	4,562	186,779
Reed Elsevier N.V.	26,253	449,764
Royal Dutch Shell plc, Class A	140,515	4,545,532
Royal Dutch Shell plc, Class B	98,934	3,284,607
TNT Express N.V.	12,799	93,812
Unilever N.V. (CVA)	61,545	2,520,977
Wolters Kluwer N.V.	11,507	251,271
Ziggo N.V.	4,348	152,909

		18,659,244

New Zealand (0.1%)
Auckland International Airport Ltd.	35,208	86,755
Contact Energy Ltd.	13,498	64,375
Fletcher Building Ltd.	25,859	185,422
SKYCITY Entertainment Group Ltd.	22,355	82,487
Telecom Corp. of New Zealand Ltd.	73,338	143,587

		562,626

Norway (0.4%)
Aker Solutions ASA	6,252	116,246
DNB ASA	37,306	547,063
Gjensidige Forsikring ASA	7,613	125,585
Norsk Hydro ASA	35,507	153,439
Orkla ASA	29,442	235,405
Seadrill Ltd.	13,487	488,841
Statoil ASA	42,015	1,015,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Telenor ASA	26,189	$572,587
Yara International ASA	7,165	324,592

		3,579,470

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	76,252	78,097
EDP - Energias de Portugal S.A.	72,819	224,210
Galp Energia SGPS S.A., Class B	8,819	138,142
Jeronimo Martins SGPS S.A.	8,396	163,535
Portugal Telecom SGPS S.A. (Registered)	22,208	109,998

		713,982

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	75,000	157,214
CapitaCommercial Trust (REIT)	70,000	89,451
CapitaLand Ltd.	98,000	278,905
CapitaMall Trust (REIT)	92,000	155,021
CapitaMalls Asia Ltd.	55,032	90,955
City Developments Ltd.	19,000	173,556
ComfortDelGro Corp., Ltd.	72,000	110,872
DBS Group Holdings Ltd.	69,000	890,071
Genting Singapore plc	232,941	280,765
Global Logistic Properties Ltd.	79,000	166,872
Golden Agri-Resources Ltd.	254,609	119,058
Hutchison Port Holdings Trust, Class U	199,000	169,150
Jardine Cycle & Carriage Ltd.	4,000	164,889
Keppel Corp., Ltd.	54,900	495,731
Keppel Land Ltd.	31,000	98,472
Olam International Ltd.	56,000	77,655
Oversea-Chinese Banking Corp., Ltd.	97,000	832,870
SembCorp Industries Ltd.	37,000	154,819
SembCorp Marine Ltd.	32,000	114,290
Singapore Airlines Ltd.	21,000	184,037
Singapore Exchange Ltd.	33,000	204,861
Singapore Press Holdings Ltd.	39,000	140,863
Singapore Technologies Engineering Ltd.	58,000	201,540
Singapore Telecommunications Ltd.	304,000	879,881
StarHub Ltd.	22,890	80,277
United Overseas Bank Ltd.	48,000	788,681
UOL Group Ltd.	16,000	90,039
Wilmar International Ltd.	73,000	203,047

		7,393,842

Spain (1.3%)
Abertis Infraestructuras S.A.	14,252	239,506
Acciona S.A.	967	52,718
ACS Actividades de Construcciony Servicios S.A.	5,400	126,015
Amadeus IT Holding S.A., Class A	11,951	322,856
Banco Bilbao Vizcaya Argentaria S.A.	205,570	1,782,117
Banco de Sabadell S.A.*	104,946	192,640
Banco Popular Espanol S.A.	188,260	139,484
Banco Santander S.A.	395,710	2,658,957
Bankia S.A.*	41,839	8,849
CaixaBank	38,723	131,042
Distribuidora Internacional de Alimentacion S.A.	21,992	152,116
Enagas S.A.	6,824	158,895
Ferrovial S.A.	15,508	246,101
Gas Natural SDG S.A.	13,243	234,432
Grifols S.A.*	5,808	215,346
Iberdrola S.A.	174,754	813,823
Inditex S.A.	8,202	1,087,120
Mapfre S.A.	29,316	90,602
Red Electrica Corporacion S.A.	4,127	207,640
Repsol S.A.	31,142	632,722
Telefonica S.A.	154,617	2,079,074
Zardoya Otis S.A.. (Continuous Exchange)	5,863	78,386

		11,650,441

Sweden (1.6%)
Alfa Laval AB	12,883	296,743
Assa Abloy AB, Class B	12,549	512,432
Atlas Copco AB, Class A	25,643	727,986
Atlas Copco AB, Class B	14,893	376,179
Boliden AB	10,430	167,897
Electrolux AB	9,169	233,286
Elekta AB, Class B	14,372	218,230
Getinge AB, Class B	7,634	233,124
Hennes & Mauritz AB, Class B	35,788	1,279,604
Hexagon AB, Class B	9,204	250,702
Husqvarna AB, Class B*	13,730	81,033
Industrivarden AB, Class C	4,618	84,047
Investment AB Kinnevik, Class B	7,841	189,992
Investor AB, Class B	17,386	502,113
Lundin Petroleum AB*	8,490	183,700
Nordea Bank AB	99,177	1,123,180
Ratos AB, Class B	7,295	77,075
Sandvik AB	38,501	592,000
Scania AB, Class B	12,206	255,300
Securitas AB, Class B	11,928	112,296
Skandinaviska Enskilda Banken AB, Class A	53,840	540,750
Skanska AB, Class B	14,662	265,046
SKF AB, Class B	14,941	364,322
Svenska Cellulosa AB, Class B*	22,053	568,538
Svenska Handelsbanken AB, Class A	18,704	799,359
Swedbank AB, Class A	29,905	680,102
Swedish Match AB	7,624	236,680
Tele2 AB, Class B	12,096	210,493
Telefonaktiebolaget LM Ericsson, Class B	113,387	1,412,868
TeliaSonera AB	82,674	590,316
Volvo AB, Class B	55,768	810,861

		13,976,254

Switzerland (4.9%)
ABB Ltd. (Registered)*	82,849	1,868,532
Actelion Ltd. (Registered)*	4,219	229,105
Adecco S.A. (Registered)*	5,055	276,899
Aryzta AG*	3,222	190,238
Baloise Holding AG (Registered)	1,810	169,503
Banque Cantonale Vaudoise (Registered)	125	69,788
Barry Callebaut AG (Registered)*	69	66,543
Cie Financiere Richemont S.A., Class A	19,669	1,543,601
Credit Suisse Group AG (Registered)*	47,215	1,238,940
EMS-Chemie Holding AG (Registered)	283	85,112
Geberit AG (Registered)*	1,359	334,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan S.A. (Registered)*	317	$389,363
Glencore International plc	145,656	788,110
Holcim Ltd. (Registered)*	8,557	681,910
Julius Baer Group Ltd.*	7,971	309,923
Kuehne + Nagel International AG (Registered)	2,060	224,597
Lindt & Spruengli AG*	34	130,835
Lindt & Spruengli AG (Registered)*	4	180,512
Lonza Group AG (Registered)*	1,916	124,329
Nestle S.A. (Registered)	121,723	8,802,574
Novartis AG (Registered)	86,841	6,170,258
Pargesa Holding S.A	1,028	69,793
Partners Group Holding AG	627	154,752
Roche Holding AG	26,523	6,174,637
Schindler Holding AG	1,855	271,811
Schindler Holding AG (Registered)	820	116,958
SGS S.A. (Registered)	209	512,538
Sika AG	78	189,474
Sonova Holding AG (Registered)*	1,874	224,848
STMicroelectronics N.V	24,302	186,909
Sulzer AG (Registered)	913	155,998
Swatch Group AG	1,178	684,985
Swatch Group AG (Registered)	1,654	167,874
Swiss Life Holding AG (Registered)*	1,161	172,077
Swiss Prime Site AG (Registered)*	2,120	171,623
Swiss Reinsurance AG*	13,256	1,078,019
Swisscom AG (Registered)	890	411,764
Syngenta AG (Registered)	3,507	1,462,943
Transocean Ltd.*	13,208	684,957
UBS AG (Registered)	137,384	2,105,696
Wolseley plc	10,403	517,358
Xstrata plc	79,272	1,286,404
Zurich Insurance Group AG*	5,563	1,548,240

		42,224,891

United Kingdom (9.6%)
3i Group plc	36,981	177,563
Aberdeen Asset Management plc	33,579	218,985
Admiral Group plc	7,723	156,306
Aggreko plc	10,153	274,909
AMEC plc	11,774	188,918
Anglo American plc	52,441	1,348,211
Antofagasta plc	15,051	225,033
ARM Holdings plc	51,497	720,656
Associated British Foods plc	13,593	392,630
AstraZeneca plc	46,894	2,350,996
Aviva plc	109,322	492,016
Babcock International Group plc	13,692	226,351
BAE Systems plc	124,317	744,807
Balfour Beatty plc	26,182	93,409
Barclays plc	438,208	1,938,579
BG Group plc	128,421	2,203,010
BHP Billiton plc	79,919	2,325,440
BP plc	719,825	5,030,101
British American Tobacco plc	72,975	3,910,803
British Land Co. plc (REIT)	32,219	266,071
British Sky Broadcasting Group plc	40,344	541,285
BT Group plc	296,904	1,254,144
Bunzl plc	12,600	247,929
Burberry Group plc	16,732	337,877
Capita plc	24,920	340,404
Carnival plc	6,990	244,707
Centrica plc	197,523	1,103,564
Cobham plc	42,080	155,370
Compass Group plc	69,292	884,927
Croda International plc	5,270	219,646
Diageo plc	94,719	2,986,356
Eurasian Natural Resources Corp.	9,809	36,679
Evraz plc	10,803	36,440
G4S plc	53,821	238,302
GKN plc	59,232	238,050
GlaxoSmithKline plc	185,400	4,334,047
Hammerson plc (REIT)	27,169	203,066
Hargreaves Lansdown plc	8,466	111,657
HSBC Holdings plc	692,744	7,394,444
ICAP plc	21,182	93,465
IMI plc	12,668	249,267
Imperial Tobacco Group plc	37,356	1,304,926
Inmarsat plc	17,295	184,609
InterContinental Hotels Group plc	10,335	315,170
International Consolidated Airlines Group S.A.*	35,305	135,767
Intertek Group plc	6,109	314,949
Intu Properties plc (REIT)	21,274	108,062
Invensys plc	30,928	164,853
Investec plc	20,442	142,568
ITV plc	140,867	276,968
J Sainsbury plc	46,548	267,703
Johnson Matthey plc	7,818	273,218
Kazakhmys plc	8,159	48,647
Kingfisher plc	90,246	394,644
Land Securities Group plc (REIT)	29,599	372,836
Legal & General Group plc	224,139	588,161
Lloyds Banking Group plc*	1,603,054	1,185,972
London Stock Exchange Group plc	6,646	131,883
Marks & Spencer Group plc	60,506	358,550
Meggitt plc	29,638	221,114
Melrose Industries plc	45,730	184,481
National Grid plc	135,955	1,580,313
Next plc	6,146	407,721
Old Mutual plc	184,677	568,791
Pearson plc	31,106	559,606
Petrofac Ltd.	9,895	215,451
Prudential plc	96,283	1,558,065
Randgold Resources Ltd.	3,338	288,085
Reckitt Benckiser Group plc	24,536	1,758,928
Reed Elsevier plc	45,009	534,118
Resolution Ltd.	54,390	225,202
Rexam plc	30,104	241,287
Rio Tinto plc	50,540	2,369,064
Rolls-Royce Holdings plc*	70,333	1,207,602
Royal Bank of Scotland Group plc*	80,295	336,122
RSA Insurance Group plc	134,480	237,847
SABMiller plc	36,057	1,897,815
Sage Group plc	46,438	241,810
Schroders plc	4,302	137,793
Segro plc (REIT)	28,238	109,111
Serco Group plc	18,811	179,211
Severn Trent plc	9,063	235,756
Smith & Nephew plc	34,077	393,515
Smiths Group plc	14,973	285,977
SSE plc	35,783	806,858
Standard Chartered plc	90,888	2,352,530
Standard Life plc	88,853	493,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Subsea 7 S.A.	10,736	$250,903
Tate & Lyle plc	17,829	230,267
Tesco plc	302,951	1,756,347
TUI Travel plc	14,670	72,577
Tullow Oil plc	34,522	645,714
Unilever plc	48,451	2,049,549
United Utilities Group plc	26,015	280,059
Vedanta Resources plc	3,562	54,393
Vodafone Group plc	1,858,889	5,270,496
Weir Group plc	8,064	277,282
Whitbread plc	6,760	263,772
WM Morrison Supermarkets plc	84,597	355,030
WPP plc	48,158	767,592

		83,007,243

United States (0.0%)
Sims Metal Management Ltd	6,254	65,309

Total Investments (49.9%) (Cost $390,719,707)		430,987,956
Other Assets Less Liabilities (50.1%)		432,117,359

Net Assets (100%)		$863,105,315

*	Non-income producing.

†	Securities (totaling $56,900 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.5%
Consumer Staples	6.1
Energy	3.6
Financials	12.4
Health Care	5.1
Industrials	6.3
Information Technology	2.2
Materials	4.4
Telecommunication Services	2.5
Utilities	1.8
Cash and Other	50.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,202,306	$—	$—	$1,142,593	$—	$—

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	5,152	June-13	$174,705,446	$168,668,487	$(6,036,959)
E-Mini MSCI EAFE Index	27	June-13	2,256,050	2,239,920	(16,130)
FTSE 100 Index	1,113	June-13	108,849,141	107,404,798	(1,444,343)
SPI 200 Index	327	June-13	43,078,815	42,276,128	(802,687)
TOPIX Index	984	June-13	103,411,501	108,764,221	5,352,720

					$(2,947,399)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	1,800	$2,735,010	$2,685,114	$49,896
European Union Euro vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	13,985	17,926,672	18,121,064	(194,392)
Japanese Yen vs. U.S. Dollar, expiring 6/14/13	Credit Suisse First Boston	238,072	2,529,049	2,481,183	47,866

					$(96,630)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$47,194,738	$—	$47,194,738
Consumer Staples	—	53,146,267	—	53,146,267
Energy	—	30,899,953	—	30,899,953
Financials	—	107,032,162	—	107,032,162
Health Care	—	44,445,759	—	44,445,759
Industrials	54,314	54,160,117	—	54,214,431
Information Technology	—	18,796,370	—	18,796,370
Materials	—	38,202,498	56,900	38,259,398
Telecommunication Services	—	21,218,363	—	21,218,363
Utilities	—	15,780,515	—	15,780,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$97,762	$—	$97,762
Futures	5,352,720	—	—	5,352,720

Total Assets	$5,407,034	$430,974,504	$56,900	$436,438,438

Liabilities:
Forward Currency Contracts	$—	$(194,392)	$—	$(194,392)
Futures	(8,300,119)	—	—	(8,300,119)

Total Liabilities	$(8,300,119)	$(194,392)	$—	$(8,494,511)

Total	$(2,893,085)	$430,780,112	$56,900	$427,943,927

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Industrials	Investments in Common Stocks-Materials
Balance as of 12/31/12	$8,828	$—
Total gains or losses (realized/unrealized) included in earnings	(70)	5,048
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	(8,758)	—
Transfers into Level 3	—	51,852
Transfers out of Level 3	—	—

Balance as of 3/31/13	$—	$56,900

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$5,048

Investments in Rights-Consumer Staples
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	1,321
Purchases	—
Sales	(1,321)
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,213,184
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,288,533

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,573,283
Aggregate gross unrealized depreciation	(32,526,040)

Net unrealized appreciation	$39,047,243

Federal income tax cost of investments	$391,940,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (5.3%)
AGL Energy Ltd.	64,490	$1,064,900
ALS Ltd.	39,628	431,978
Alumina Ltd.*	302,400	349,477
Amcor Ltd.	141,438	1,366,556
AMP Ltd.	335,550	1,820,154
APA Group	95,654	593,557
Asciano Ltd.	110,145	641,047
ASX Ltd.	19,966	752,303
Aurizon Holdings Ltd.	199,721	837,996
Australia & New Zealand Banking Group Ltd.	315,019	9,357,327
Bendigo and Adelaide Bank Ltd.	47,996	513,203
BGP Holdings plc(b)*†	810,676	—
BHP Billiton Ltd.	372,157	12,693,558
Boral Ltd.	86,481	442,095
Brambles Ltd.	181,237	1,598,246
Caltex Australia Ltd.	15,978	355,168
CFS Retail Property Trust Group (REIT)	230,273	481,895
Coca-Cola Amatil Ltd.	67,460	1,024,041
Cochlear Ltd.	6,823	483,411
Commonwealth Bank of Australia	186,465	13,203,327
Computershare Ltd.	49,937	530,317
Crown Ltd.	47,744	611,417
CSL Ltd.	59,023	3,639,790
Dexus Property Group (REIT)	537,556	582,063
Echo Entertainment Group Ltd.	89,349	323,729
Federation Centres Ltd. (REIT)	146,095	358,972
Flight Centre Ltd.	6,441	225,323
Fortescue Metals Group Ltd.	160,929	660,152
Goodman Group (REIT)	196,995	980,384
GPT Group (REIT)	166,537	643,277
Harvey Norman Holdings Ltd.	64,694	183,882
Iluka Resources Ltd.	48,069	467,940
Incitec Pivot Ltd.	185,759	597,615
Insurance Australia Group Ltd.	242,139	1,439,508
Leighton Holdings Ltd.	17,748	379,545
Lend Lease Group	61,187	649,789
Macquarie Group Ltd.	38,554	1,491,219
Metcash Ltd.	98,654	425,234
Mirvac Group (REIT)	386,339	651,624
National Australia Bank Ltd.	269,073	8,639,682
Newcrest Mining Ltd.	89,043	1,858,778
Orica Ltd.	42,969	1,093,824
Origin Energy Ltd.	127,252	1,759,446
OZ Minerals Ltd.	36,992	205,281
Qantas Airways Ltd.*	121,498	225,798
QBE Insurance Group Ltd.	137,168	1,929,396
Ramsay Health Care Ltd.	15,018	505,042
Rio Tinto Ltd.	50,698	3,019,257
Santos Ltd.	110,795	1,433,853
Sonic Healthcare Ltd.	43,530	631,325
SP AusNet	182,951	227,623
Stockland Corp., Ltd. (REIT)	259,979	987,972
Suncorp Group Ltd.	148,046	1,821,912
Sydney Airport	32,871	112,254
Tabcorp Holdings Ltd.	85,862	288,747
Tatts Group Ltd.	161,790	533,979
Telstra Corp., Ltd.	503,930	2,366,247
Toll Holdings Ltd.	78,475	484,506
Transurban Group	151,600	1,007,009
Treasury Wine Estates Ltd.	74,789	443,061
Wesfarmers Ltd.	117,198	4,905,232
Westfield Group (REIT)	250,428	2,828,954
Westfield Retail Trust (REIT)	339,121	1,066,289
Westpac Banking Corp.	356,542	11,418,533
Whitehaven Coal Ltd.	51,913	114,584
Woodside Petroleum Ltd.	76,259	2,844,002
Woolworths Ltd.	143,173	5,036,892
WorleyParsons Ltd.	23,647	607,870

		121,249,367

Austria (0.2%)
Andritz AG	8,301	556,931
Erste Group Bank AG*	24,525	683,134
Immofinanz AG*	108,164	409,711
OMV AG	17,526	745,300
Raiffeisen Bank International AG	5,511	187,309
Telekom Austria AG	26,523	174,039
Verbund AG	8,471	183,618
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,245	205,578
Voestalpine AG	13,004	399,310

		3,544,930

Belgium (0.7%)
Ageas	26,339	890,827
Anheuser-Busch InBev N.V.	93,421	9,250,819
Belgacom S.A.	17,784	442,137
Colruyt S.A.	8,576	414,716
Delhaize Group S.A.	11,745	640,680
Groupe Bruxelles Lambert S.A.	9,559	730,904
KBC Groep N.V.	28,145	969,407
Solvay S.A.	6,817	923,209
Telenet Group Holding N.V.	6,083	300,827
UCB S.A.	12,583	803,250
Umicore S.A.	13,442	631,416

		15,998,192

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	222,199	173,768

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	64	478,427
A. P. Moller - Maersk A/S, Class B	154	1,202,049
Carlsberg A/S, Class B	12,330	1,199,845
Coloplast A/S, Class B	13,345	717,910
Danske Bank A/S*	75,811	1,355,537
DSV A/S	22,697	548,265
Novo Nordisk A/S, Class B	47,374	7,696,931
Novozymes A/S, Class B	27,952	947,688
TDC A/S	76,001	583,950
Tryg A/S	3,075	248,161
William Demant Holding A/S*	3,049	255,446

		15,234,209

Finland (0.4%)
Elisa Oyj	15,777	293,042
Fortum Oyj	52,238	1,052,631
Kesko Oyj, Class B	7,883	246,254
Kone Oyj, Class B	18,316	1,440,398
Metso Oyj*	14,728	626,597
Neste Oil Oyj*	13,961	196,855
Nokia Oyj	433,391	1,402,189
Nokian Renkaat Oyj	13,007	578,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Orion Oyj, Class B	10,408	$273,367
Pohjola Bank plc, Class A	16,604	241,359
Sampo Oyj, Class A	49,005	1,884,512
Stora Enso Oyj, Class R	64,647	417,239
UPM-Kymmene Oyj	60,103	670,660
Wartsila Oyj	19,119	858,994

		10,182,651

France (5.2%)
Accor S.A.	17,076	593,188
Aeroports de Paris S.A.	3,642	308,915
Air Liquide S.A.	36,339	4,414,961
Alstom S.A.	24,314	989,549
Arkema S.A.	7,119	647,636
AtoS	6,168	424,497
AXA S.A.‡	205,997	3,541,008
BNP Paribas S.A.	116,400	5,974,262
Bouygues S.A.	21,901	594,042
Bureau Veritas S.A.	6,564	817,006
Cap Gemini S.A.	17,349	789,478
Carrefour S.A.	69,055	1,890,305
Casino Guichard Perrachon S.A.	6,662	700,083
Christian Dior S.A.	6,440	1,068,212
Cie de Saint-Gobain S.A.	46,404	1,720,247
Cie Generale de Geophysique- Veritas*	19,041	428,843
Cie Generale des Etablissements Michelin	20,997	1,756,204
Cie Generale d’Optique Essilor International S.A.	23,499	2,613,100
CNP Assurances S.A.	17,213	236,200
Credit Agricole S.A.*	112,441	926,195
Danone S.A.	67,322	4,684,185
Dassault Systemes S.A.	7,071	817,388
Edenred	19,424	635,663
EDF S.A.	27,354	524,553
Eurazeo S.A.	3,344	169,531
European Aeronautic Defence and Space Co. N.V.	52,713	2,682,535
Eutelsat Communications S.A.	15,045	530,446
Fonciere des Regions (REIT)	3,098	242,559
France Telecom S.A.	215,773	2,182,284
GDF Suez S.A.	153,713	2,959,496
Gecina S.A. (REIT)	2,666	309,344
Groupe Eurotunnel S.A. (Registered)	63,565	506,322
ICADE (REIT)	2,915	254,910
Iliad S.A.	2,548	542,018
Imerys S.A.	4,187	272,595
J.C. Decaux S.A.	7,835	214,726
Klepierre S.A. (REIT)	11,681	458,857
Lafarge S.A.	21,773	1,446,561
Lagardere S.C.A.	13,289	489,316
Legrand S.A.	27,292	1,190,164
L’Oreal S.A.	28,235	4,477,078
LVMH Moet Hennessy Louis Vuitton S.A.	29,540	5,070,237
Natixis S.A.	104,733	397,654
Pernod-Ricard S.A.	24,574	3,062,133
Peugeot S.A.*	25,925	187,761
PPR S.A.	8,846	1,943,547
Publicis Groupe S.A.	20,441	1,370,642
Remy Cointreau S.A.	2,523	291,587
Renault S.A.	22,630	1,417,779
Rexel S.A.	17,364	378,943
Safran S.A.	26,386	1,176,868
Sanofi S.A.	138,358	14,058,868
Schneider Electric S.A.	60,770	4,440,187
SCOR SE	19,576	562,094
Societe BIC S.A.	3,378	392,263
Societe Generale S.A.*	80,980	2,660,502
Sodexo S.A.	11,141	1,038,235
Suez Environnement Co. S.A.	31,338	399,658
Technip S.A.	11,792	1,208,944
Thales S.A.	10,979	464,353
Total S.A.	247,446	11,848,582
Unibail-Rodamco SE (REIT)	10,701	2,492,393
Vallourec S.A.	12,359	594,089
Veolia Environnement S.A.	39,992	504,333
Vinci S.A.	53,236	2,398,315
Vivendi S.A.	152,242	3,144,865
Wendel S.A.	3,700	391,569
Zodiac Aerospace	3,868	450,700

		118,371,563

Germany (4.8%)
Adidas AG	24,297	2,520,885
Allianz SE (Registered)	53,017	7,200,345
Axel Springer AG	4,707	203,968
BASF SE	106,825	9,355,305
Bayer AG (Registered)	96,192	9,922,250
Bayerische Motoren Werke (BMW) AG	38,520	3,323,557
Bayerische Motoren Werke (BMW) AG (Preference)	6,276	400,917
Beiersdorf AG	11,751	1,085,140
Brenntag AG	5,888	919,289
Celesio AG	9,327	175,153
Commerzbank AG*	429,749	630,750
Continental AG	12,766	1,526,279
Daimler AG (Registered)	105,534	5,741,907
Deutsche Bank AG (Registered)	108,392	4,225,930
Deutsche Boerse AG	22,668	1,372,797
Deutsche Lufthansa AG (Registered)	26,084	509,394
Deutsche Post AG (Registered)	105,220	2,424,401
Deutsche Telekom AG (Registered)	327,103	3,457,523
E.ON SE	209,631	3,659,905
Fraport AG	4,494	251,884
Fresenius Medical Care AG & Co. KGaA	24,314	1,640,937
Fresenius SE & Co. KGaA	14,358	1,772,198
GEA Group AG	20,934	689,908
Hannover Rueckversicherung SE (Registered)	7,250	568,664
HeidelbergCement AG	16,621	1,194,394
Henkel AG & Co. KGaA	15,321	1,209,776
Henkel AG & Co. KGaA (Preference)	20,791	2,001,219
Hochtief AG*	3,870	251,709
Hugo Boss AG	2,780	311,525
Infineon Technologies AG	127,166	1,004,128
K+S AG (Registered)	19,926	926,797
Kabel Deutschland Holding AG	10,441	963,366
Lanxess AG	9,611	681,535
Linde AG	21,531	4,003,309
MAN SE	5,055	543,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Merck KGaA	7,397	$1,116,013
Metro AG	15,016	426,926
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	20,904	3,909,506
Porsche Automobil Holding SE (Preference)	17,655	1,290,423
ProSiebenSat.1 Media AG (Preference)	10,607	378,665
RWE AG	56,663	2,111,818
RWE AG (Preference)	4,281	153,543
Salzgitter AG	4,463	179,150
SAP AG	107,160	8,585,190
Siemens AG (Registered)	96,982	10,446,305
Suedzucker AG	9,465	399,773
ThyssenKrupp AG*	45,045	916,060
United Internet AG (Registered)	11,883	288,955
Volkswagen AG	3,482	655,004
Volkswagen AG (Preference)	16,838	3,345,487

		110,873,319

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	23,845	638,823
OPAP S.A.	27,390	216,277

		855,100

Hong Kong (1.7%)
AIA Group Ltd.	1,395,500	6,112,296
ASM Pacific Technology Ltd.	21,977	241,498
Bank of East Asia Ltd.	153,321	604,392
BOC Hong Kong Holdings Ltd.	427,223	1,425,443
Cathay Pacific Airways Ltd.	133,368	228,163
Cheung Kong Holdings Ltd.	167,708	2,475,905
Cheung Kong Infrastructure Holdings Ltd.	56,013	384,241
CLP Holdings Ltd.	209,028	1,831,087
First Pacific Co., Ltd.	244,900	331,895
Galaxy Entertainment Group Ltd.*	243,300	1,015,506
Hang Lung Properties Ltd.	263,711	985,194
Hang Seng Bank Ltd.	89,832	1,440,774
Henderson Land Development Co., Ltd.	112,496	769,533
HKT Trust/HKT Ltd.	259,600	259,849
Hong Kong & China Gas Co., Ltd.	607,428	1,772,387
Hong Kong Exchanges and Clearing Ltd.	123,822	2,108,749
Hopewell Holdings Ltd.	60,462	244,962
Hutchison Whampoa Ltd.	248,533	2,590,169
Hysan Development Co., Ltd.	73,907	373,222
Kerry Properties Ltd.	85,324	378,666
Li & Fung Ltd.	673,650	928,568
Link REIT (REIT)	261,119	1,422,900
MTR Corp., Ltd.	171,516	681,641
New World Development Co., Ltd.	420,429	711,678
Noble Group Ltd.	436,330	427,412
NWS Holdings Ltd.	165,371	294,417
Orient Overseas International Ltd.	23,205	156,792
PCCW Ltd.	468,265	217,165
Power Assets Holdings Ltd.	159,565	1,505,708
Shangri-La Asia Ltd.	186,635	365,454
Sino Land Co., Ltd.	339,007	574,725
SJM Holdings Ltd.	218,300	545,008
Sun Hung Kai Properties Ltd.	181,308	2,443,117
Swire Pacific Ltd., Class A	79,812	1,017,372
Swire Properties Ltd.	134,500	477,353
Wharf Holdings Ltd.	177,113	1,578,891
Wheelock & Co., Ltd.	109,674	584,218
Wing Hang Bank Ltd.	21,351	226,917
Yue Yuen Industrial Holdings Ltd.	82,837	269,986

		40,003,253

Ireland (0.4%)
CRH plc (BATS Europe Exchange)	54,104	1,194,262
CRH plc (London Stock Exchange)	30,276	667,962
Elan Corp. plc*	58,456	672,064
Experian plc	118,168	2,046,874
Irish Bank Resolution Corp., Ltd.(b)*†	52,563	—
James Hardie Industries plc (CDI)	52,469	546,827
Kerry Group plc (Euro Comp Exchange), Class A	6,017	358,611
Kerry Group plc (Sigma X MTF Exchange), Class A	11,116	662,367
Ryanair Holdings plc (ADR)	2,587	108,085
Shire plc	65,824	2,004,326

		8,261,378

Israel (0.3%)
Bank Hapoalim B.M.*	119,431	541,100
Bank Leumi Le-Israel B.M.*	138,156	486,923
Bezeq Israeli Telecommunication Corp., Ltd.	204,631	283,534
Delek Group Ltd.	448	125,750
Israel Chemicals Ltd.	50,994	658,901
Israel Corp., Ltd.	258	195,763
Mellanox Technologies Ltd.*	4,213	232,804
Mizrahi Tefahot Bank Ltd.*	14,560	155,309
NICE Systems Ltd.*	6,645	244,247
Teva Pharmaceutical Industries Ltd.	103,870	4,089,179

		7,013,510

Italy (1.1%)
Assicurazioni Generali S.p.A.	136,285	2,120,821
Atlantia S.p.A.	38,725	611,560
Banca Monte dei Paschi di Siena S.p.A.*	686,398	162,774
Banco Popolare S.c.a.r.l.*	196,428	247,637
Enel Green Power S.p.A.	195,827	367,243
Enel S.p.A.	767,563	2,505,011
Eni S.p.A.	295,025	6,629,457
Exor S.p.A.	7,820	218,424
Fiat Industrial S.p.A.	98,591	1,108,343
Fiat S.p.A.*	99,408	528,818
Finmeccanica S.p.A.*	46,393	223,008
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	112,550	141,892
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	1,163,054	1,702,563
Luxottica Group S.p.A.	19,111	958,095
Mediobanca S.p.A.	58,101	295,673
Pirelli & C. S.p.A.	26,991	283,188
Prysmian S.p.A.	23,980	493,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Saipem S.p.A.	30,698	$944,012
Snam S.p.A.	193,184	880,582
Telecom Italia S.p.A.	1,082,643	764,670
Telecom Italia S.p.A. (RNC)	712,671	438,498
Terna Rete Elettrica Nazionale S.p.A.	148,464	614,697
UniCredit S.p.A.*	472,846	2,018,372
Unione di Banche Italiane S.c.p.A.	101,335	373,322

		24,632,017

Japan (12.3%)
ABC-Mart, Inc.	2,960	112,727
Acom Co., Ltd.*	4,640	132,248
Advantest Corp.	17,802	249,627
Aeon Co., Ltd.	69,248	894,519
Aeon Credit Service Co., Ltd.	7,862	222,326
Aeon Mall Co., Ltd.	9,038	274,976
Air Water, Inc.	16,000	222,319
Aisin Seiki Co., Ltd.	22,762	833,007
Ajinomoto Co., Inc.	76,249	1,118,605
Alfresa Holdings Corp.	4,634	251,551
All Nippon Airways Co., Ltd.	127,698	263,169
Amada Co., Ltd.	43,852	289,288
Aozora Bank Ltd.	124,345	350,044
Asahi Glass Co., Ltd.	117,843	814,955
Asahi Group Holdings Ltd.	44,413	1,061,081
Asahi Kasei Corp.	147,922	994,684
Asics Corp.	17,605	289,505
Astellas Pharma, Inc.	51,980	2,794,060
Bank of Kyoto Ltd.	38,490	375,762
Bank of Yokohama Ltd.	138,300	799,227
Benesse Holdings, Inc.	8,026	341,042
Bridgestone Corp.	75,399	2,523,045
Brother Industries Ltd.	28,185	289,530
Calbee, Inc.	1,901	149,641
Canon, Inc.	131,936	4,835,387
Casio Computer Co., Ltd.	27,873	217,038
Central Japan Railway Co.	16,790	1,769,340
Chiba Bank Ltd.	85,328	612,755
Chiyoda Corp.	17,333	193,336
Chubu Electric Power Co., Inc.	75,846	921,738
Chugai Pharmaceutical Co., Ltd.	25,153	558,985
Chugoku Bank Ltd.	20,128	324,580
Chugoku Electric Power Co., Inc.	35,338	460,612
Citizen Holdings Co., Ltd.	32,492	165,333
Coca-Cola West Co., Ltd.	6,289	109,432
Cosmo Oil Co., Ltd.*	60,778	127,838
Credit Saison Co., Ltd.	17,884	445,319
Dai Nippon Printing Co., Ltd.	64,838	616,455
Daicel Corp.	32,045	249,524
Daido Steel Co., Ltd.	32,481	172,178
Daihatsu Motor Co., Ltd.	23,211	480,321
Dai-ichi Life Insurance Co., Ltd.	1,002	1,334,794
Daiichi Sankyo Co., Ltd.	77,983	1,499,434
Daikin Industries Ltd.	26,877	1,052,125
Dainippon Sumitomo Pharma Co., Ltd.	18,012	318,011
Daito Trust Construction Co., Ltd.	8,560	732,922
Daiwa House Industry Co., Ltd.	58,342	1,137,277
Daiwa Securities Group, Inc.	190,579	1,340,238
DeNA Co., Ltd.	11,876	322,968
Denki Kagaku Kogyo KK	50,282	180,542
Denso Corp.	56,655	2,392,347
Dentsu, Inc.	21,422	636,732
Don Quijote Co., Ltd.	6,300	278,743
East Japan Railway Co.	39,462	3,240,466
Eisai Co., Ltd.	29,431	1,314,680
Electric Power Development Co., Ltd.	13,897	353,275
FamilyMart Co., Ltd.	6,896	314,637
FANUC Corp.	22,442	3,430,609
Fast Retailing Co., Ltd.	6,198	1,970,639
Fuji Electric Co., Ltd.	70,152	204,938
Fuji Heavy Industries Ltd.	69,032	1,088,261
Fujifilm Holdings Corp.	54,032	1,064,167
Fujitsu Ltd.	215,258	894,098
Fukuoka Financial Group, Inc.	86,017	429,468
Furukawa Electric Co., Ltd.	79,712	175,284
Gree, Inc.	10,190	127,950
GS Yuasa Corp.	39,037	162,559
Gunma Bank Ltd.	46,677	277,677
Hachijuni Bank Ltd.	49,684	296,093
Hakuhodo DY Holdings, Inc.	2,564	196,655
Hamamatsu Photonics KK	8,100	319,663
Hankyu Hanshin Holdings, Inc.	130,000	783,024
Hino Motors Ltd.	28,170	304,039
Hirose Electric Co., Ltd.	3,651	479,767
Hiroshima Bank Ltd.	58,000	279,726
Hisamitsu Pharmaceutical Co., Inc.	7,033	379,536
Hitachi Chemical Co., Ltd.	12,312	187,554
Hitachi Construction Machinery Co., Ltd.	12,187	260,221
Hitachi High-Technologies Corp.	7,582	158,027
Hitachi Ltd.	541,259	3,139,400
Hitachi Metals Ltd.	20,186	192,350
Hokkaido Electric Power Co., Inc.*	21,132	215,507
Hokuriku Electric Power Co.	19,662	242,081
Honda Motor Co., Ltd.	189,756	7,256,829
Hoya Corp.	51,198	960,489
Hulic Co., Ltd.	26,546	217,703
Ibiden Co., Ltd.	14,566	226,842
Idemitsu Kosan Co., Ltd.	2,387	207,168
IHI Corp.	146,166	442,527
INPEX Corp.	256	1,370,627
Isetan Mitsukoshi Holdings Ltd.	42,432	610,776
Isuzu Motors Ltd.	139,928	842,823
ITOCHU Corp.	174,467	2,129,522
ITOCHU Techno-Solutions Corp.	2,675	132,137
Iyo Bank Ltd.	31,126	287,999
J. Front Retailing Co., Ltd.	57,331	445,810
Japan Airlines Co., Ltd.	6,941	323,326
Japan Exchange Group, Inc.	5,893	545,886
Japan Petroleum Exploration Co.	3,390	133,065
Japan Prime Realty Investment Corp. (REIT)	87	335,948
Japan Real Estate Investment Corp. (REIT)	65	898,338
Japan Retail Fund Investment Corp. (REIT)	230	569,289
Japan Steel Works Ltd.	33,978	179,031
Japan Tobacco, Inc.	128,183	4,091,888
JFE Holdings, Inc.	56,124	1,076,155
JGC Corp.	24,824	634,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Joyo Bank Ltd.	71,480	$397,132
JSR Corp.	20,082	409,597
JTEKT Corp.	26,418	248,366
Jupiter Telecommunications Co., Ltd.	238	311,737
JX Holdings, Inc.	261,726	1,465,232
Kajima Corp.	102,261	277,012
Kamigumi Co., Ltd.	26,296	241,073
Kaneka Corp.	33,324	191,869
Kansai Electric Power Co., Inc.*	88,277	835,553
Kansai Paint Co., Ltd.	25,052	277,306
Kao Corp.	61,302	1,979,690
Kawasaki Heavy Industries Ltd.	160,851	505,783
KDDI Corp.	62,766	2,617,056
Keikyu Corp.	54,534	568,310
Keio Corp.	67,997	582,924
Keisei Electric Railway Co., Ltd.	31,784	334,942
Keyence Corp.	5,356	1,638,634
Kikkoman Corp.	19,883	346,397
Kinden Corp.	13,161	86,123
Kintetsu Corp.	184,020	856,225
Kirin Holdings Co., Ltd.	100,220	1,608,673
Kobe Steel Ltd.*	284,905	332,921
Koito Manufacturing Co., Ltd.	10,607	181,976
Komatsu Ltd.	109,224	2,590,930
Konami Corp.	11,212	223,323
Konica Minolta Holdings, Inc.	53,564	389,774
Kubota Corp.	127,492	1,839,211
Kuraray Co., Ltd.	38,984	547,064
Kurita Water Industries Ltd.	13,286	293,990
Kyocera Corp.	18,018	1,644,177
Kyowa Hakko Kirin Co., Ltd.	29,201	330,056
Kyushu Electric Power Co., Inc.*	48,712	495,736
Lawson, Inc.	7,020	538,422
LIXIL Group Corp.	30,377	604,087
M3, Inc.	74	144,093
Mabuchi Motor Co., Ltd.	2,511	134,973
Makita Corp.	12,748	564,712
Marubeni Corp.	189,598	1,442,101
Marui Group Co., Ltd.	24,314	251,315
Maruichi Steel Tube Ltd.	4,838	112,502
Mazda Motor Corp.*	304,888	890,680
McDonald’s Holdings Co. Japan Ltd.	7,560	203,506
Medipal Holdings Corp.	17,378	243,128
MEIJI Holdings Co., Ltd.	7,182	328,449
Miraca Holdings, Inc.	6,200	297,041
Mitsubishi Chemical Holdings Corp.	157,923	748,220
Mitsubishi Corp.	163,508	3,057,036
Mitsubishi Electric Corp.	224,691	1,816,432
Mitsubishi Estate Co., Ltd.	145,704	4,103,270
Mitsubishi Gas Chemical Co., Inc.	46,717	307,692
Mitsubishi Heavy Industries Ltd.	353,548	2,035,619
Mitsubishi Logistics Corp.	14,523	267,827
Mitsubishi Materials Corp.	134,181	377,734
Mitsubishi Motors Corp.*	470,076	489,376
Mitsubishi Tanabe Pharma Corp.	27,010	413,177
Mitsubishi UFJ Financial Group, Inc.	1,482,279	8,880,919
Mitsubishi UFJ Lease & Finance Co., Ltd.	71,000	370,330
Mitsui & Co., Ltd.	202,192	2,830,924
Mitsui Chemicals, Inc.	95,712	207,418
Mitsui Fudosan Co., Ltd.	98,172	2,786,589
Mitsui O.S.K. Lines Ltd.	128,334	421,259
Mizuho Financial Group, Inc.	2,660,505	5,680,794
MS&AD Insurance Group Holdings, Inc.	59,704	1,321,118
Murata Manufacturing Co., Ltd.	23,780	1,788,521
Nabtesco Corp.	11,800	240,926
Namco Bandai Holdings, Inc.	20,581	362,930
NEC Corp.	298,647	793,135
Nexon Co., Ltd.	11,949	115,891
NGK Insulators Ltd.	30,733	326,151
NGK Spark Plug Co., Ltd.	21,099	322,083
NHK Spring Co., Ltd.	17,570	182,727
Nidec Corp.	12,747	761,015
Nikon Corp.	39,041	914,489
Nintendo Co., Ltd.	12,301	1,326,341
Nippon Building Fund, Inc. (REIT)	80	1,118,394
Nippon Electric Glass Co., Ltd.	43,978	218,173
Nippon Express Co., Ltd.	95,573	456,874
Nippon Meat Packers, Inc.	19,321	311,361
Nippon Paper Group, Inc.†	11,693	178,373
Nippon Steel & Sumitomo Metal Corp.	884,261	2,235,663
Nippon Telegraph & Telephone Corp.	50,837	2,214,179
Nippon Yusen KK	183,558	469,937
Nishi-Nippon City Bank Ltd.	79,520	244,976
Nissan Motor Co., Ltd.	289,573	2,790,064
Nisshin Seifun Group, Inc.	20,862	274,806
Nissin Foods Holdings Co., Ltd.	6,894	316,010
Nitori Holdings Co., Ltd.	4,025	309,994
Nitto Denko Corp.	18,889	1,129,708
NKSJ Holdings, Inc.	43,923	918,727
NOK Corp.	12,636	181,617
Nomura Holdings, Inc.	423,233	2,607,693
Nomura Real Estate Holdings, Inc.	13,025	290,567
Nomura Real Estate Office Fund, Inc. (REIT)	34	249,939
Nomura Research Institute Ltd.	12,212	314,981
NSK Ltd.	50,549	382,870
NTT Data Corp.	144	473,448
NTT DOCOMO, Inc.	1,780	2,639,698
NTT Urban Development Corp.	121	144,992
Obayashi Corp.	77,334	368,864
Odakyu Electric Railway Co., Ltd.	73,385	912,099
Oji Holdings Corp.	95,744	358,017
Olympus Corp.*	24,048	568,149
Omron Corp.	23,156	582,990
Ono Pharmaceutical Co., Ltd.	9,625	594,054
Oracle Corp. Japan	4,360	196,150
Oriental Land Co., Ltd.	5,817	951,631
ORIX Corp.	121,290	1,541,009
Osaka Gas Co., Ltd.	217,932	951,506
Otsuka Corp.	1,961	213,109
Otsuka Holdings Co., Ltd.	41,886	1,452,784
Panasonic Corp.	256,908	1,921,318
Park24 Co., Ltd.	11,400	222,829
Rakuten, Inc.	83,032	847,652
Resona Holdings, Inc.	218,160	1,147,174
Ricoh Co., Ltd.	73,420	793,983
Rinnai Corp.	3,716	264,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rohm Co., Ltd.	11,074	$382,917
Sankyo Co., Ltd.	5,902	275,868
Sanrio Co., Ltd.	5,300	234,498
Santen Pharmaceutical Co., Ltd.	8,269	382,552
SBI Holdings, Inc.	24,654	217,377
Secom Co., Ltd.	24,140	1,242,453
Sega Sammy Holdings, Inc.	23,225	465,067
Sekisui Chemical Co., Ltd.	47,164	519,062
Sekisui House Ltd.	64,030	867,247
Seven & I Holdings Co., Ltd.	87,676	2,901,267
Seven Bank Ltd.	56,321	180,687
Sharp Corp.*	116,062	330,426
Shikoku Electric Power Co., Inc.*	20,157	286,504
Shimadzu Corp.	25,860	183,233
Shimamura Co., Ltd.	2,654	309,565
Shimano, Inc.	8,864	723,169
Shimizu Corp.	64,090	209,696
Shin-Etsu Chemical Co., Ltd.	47,940	3,162,558
Shinsei Bank Ltd.	166,420	380,096
Shionogi & Co., Ltd.	34,793	702,624
Shiseido Co., Ltd.	41,178	576,103
Shizuoka Bank Ltd.	61,770	694,900
Showa Denko KK	162,083	242,776
Showa Shell Sekiyu KK	20,125	142,169
SMC Corp.	6,275	1,211,871
Softbank Corp.	109,849	5,041,140
Sojitz Corp.	152,824	238,648
Sony Corp.	117,499	2,028,320
Sony Financial Holdings, Inc.	21,020	312,615
Stanley Electric Co., Ltd.	17,516	301,997
Sumco Corp.	15,148	170,573
Sumitomo Chemical Co., Ltd.	174,842	546,062
Sumitomo Corp.	130,391	1,638,631
Sumitomo Electric Industries Ltd.	88,760	1,083,393
Sumitomo Heavy Industries Ltd.	66,216	260,967
Sumitomo Metal Mining Co., Ltd.	60,849	858,421
Sumitomo Mitsui Financial Group, Inc.	156,373	6,378,842
Sumitomo Mitsui Trust Holdings, Inc.	364,115	1,721,264
Sumitomo Realty & Development Co., Ltd.	42,474	1,644,635
Sumitomo Rubber Industries Ltd.	19,464	324,624
Suruga Bank Ltd.	19,526	312,590
Suzuken Co., Ltd.	7,894	285,537
Suzuki Motor Corp.	41,964	935,703
Sysmex Corp.	8,300	504,340
T&D Holdings, Inc.	66,646	792,233
Taiheiyo Cement Corp.	123,704	295,675
Taisei Corp.	123,613	342,731
Taisho Pharmaceutical Holdings Co., Ltd.	4,400	310,830
Taiyo Nippon Sanso Corp.	27,608	191,219
Takashimaya Co., Ltd.	29,045	286,948
Takeda Pharmaceutical Co., Ltd.	92,082	5,027,901
TDK Corp.	14,429	503,524
Teijin Ltd.	111,750	257,606
Terumo Corp.	18,033	771,050
THK Co., Ltd.	13,392	264,042
Tobu Railway Co., Ltd.	118,009	675,698
Toho Co., Ltd.	13,954	291,131
Toho Gas Co., Ltd.	47,306	300,515
Tohoku Electric Power Co., Inc.*	51,641	410,341
Tokio Marine Holdings, Inc.	80,361	2,308,346
Tokyo Electric Power Co., Inc.*	168,597	415,515
Tokyo Electron Ltd.	20,140	853,653
Tokyo Gas Co., Ltd.	285,338	1,539,828
Tokyu Corp.	133,019	982,081
Tokyu Land Corp.	48,306	452,604
TonenGeneral Sekiyu KK	31,616	312,684
Toppan Printing Co., Ltd.	65,090	467,423
Toray Industries, Inc.	171,226	1,156,846
Toshiba Corp.	470,935	2,381,315
TOTO Ltd.	30,800	275,494
Toyo Seikan Kaisha Ltd.	16,796	230,881
Toyo Suisan Kaisha Ltd.	10,244	315,585
Toyoda Gosei Co., Ltd.	8,058	192,687
Toyota Boshoku Corp.	6,808	95,754
Toyota Industries Corp.	19,382	709,311
Toyota Motor Corp.	320,784	16,442,161
Toyota Tsusho Corp.	24,386	621,210
Trend Micro, Inc.	12,718	355,458
Tsumura & Co.	6,496	237,040
Ube Industries Ltd.	111,877	219,868
Unicharm Corp.	13,106	747,641
Ushio, Inc.	11,336	115,485
USS Co., Ltd.	2,479	284,413
West Japan Railway Co.	19,320	927,672
Yahoo! Japan Corp.	1,648	757,168
Yakult Honsha Co., Ltd.	11,593	466,750
Yamada Denki Co., Ltd.	9,908	452,588
Yamaguchi Financial Group, Inc.	24,834	247,192
Yamaha Corp.	19,721	191,061
Yamaha Motor Co., Ltd.	31,668	425,896
Yamato Holdings Co., Ltd.	44,064	796,695
Yamato Kogyo Co., Ltd.	4,546	123,966
Yamazaki Baking Co., Ltd.	13,005	171,309
Yaskawa Electric Corp.	24,822	248,128
Yokogawa Electric Corp.	23,597	235,632

		282,440,215

Luxembourg (0.2%)
ArcelorMittal S.A	115,842	1,492,345
Millicom International Cellular S.A. (SDR)	7,490	598,253
SES S.A. (FDR)	35,008	1,097,194
Tenaris S.A.	54,512	1,107,538

		4,295,330

Macau (0.1%)
MGM China Holdings Ltd.	102,700	219,621
Sands China Ltd.	277,896	1,440,933
Wynn Macau Ltd.*	176,900	469,451

		2,130,005

Mexico (0.0%)
Fresnillo plc	21,045	433,606

Netherlands (2.5%)
Aegon N.V.	201,149	1,209,541
Akzo Nobel N.V.	27,708	1,758,827
ASML Holding N.V.	37,183	2,500,879
Corio N.V. (REIT)	7,702	359,321
D.E Master Blenders 1753 N.V.*	58,703	906,744
Delta Lloyd N.V.	17,416	298,704
Fugro N.V. (CVA)	7,966	440,920
Gemalto N.V.	9,047	789,169
Heineken Holding N.V.	11,992	768,443
Heineken N.V.	26,887	2,026,548
ING Groep N.V. (CVA)*	445,840	3,164,395
Koninklijke (Royal) KPN N.V.	116,015	390,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Ahold N.V.	120,514	$1,846,819
Koninklijke Boskalis Westminster N.V.	8,272	328,601
Koninklijke DSM N.V.	17,842	1,038,561
Koninklijke Philips Electronics N.V.	110,908	3,281,935
Koninklijke Vopak N.V.	8,086	487,468
QIAGEN N.V.*	28,137	586,456
Randstad Holding N.V.	13,875	568,074
Reed Elsevier N.V.	80,787	1,384,037
Royal Dutch Shell plc, Class A	433,160	14,012,332
Royal Dutch Shell plc, Class B	304,707	10,116,267
TNT Express N.V.	38,748	284,008
Unilever N.V. (CVA)	189,517	7,762,904
Wolters Kluwer N.V.	35,404	773,093
Ziggo N.V.	13,966	491,150

		57,575,421

New Zealand (0.1%)
Auckland International Airport Ltd.	102,924	253,613
Contact Energy Ltd.	37,857	180,547
Fletcher Building Ltd.	80,323	575,958
SKYCITY Entertainment Group Ltd.	60,989	225,040
Telecom Corp. of New Zealand Ltd.	218,997	428,769

		1,663,927

Norway (0.5%)
Aker Solutions ASA	18,226	338,885
DNB ASA	113,041	1,657,657
Gjensidige Forsikring ASA	21,942	361,959
Norsk Hydro ASA	105,929	457,758
Orkla ASA	90,743	725,540
Seadrill Ltd	40,722	1,475,983
Statoil ASA	129,877	3,139,774
Telenor ASA	83,097	1,816,802
Yara International ASA	21,719	983,923

		10,958,281

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	212,685	217,832
EDP - Energias de Portugal S.A.	224,840	692,283
Galp Energia SGPS S.A., Class B	28,504	446,492
Jeronimo Martins SGPS S.A.	25,929	505,038
Portugal Telecom SGPS S.A. (Registered)	73,980	366,428

		2,228,073

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	226,656	475,112
CapitaCommercial Trust (REIT)	230,000	293,909
CapitaLand Ltd.	292,707	833,036
CapitaMall Trust (REIT)	265,182	446,834
CapitaMalls Asia Ltd.	165,701	273,864
City Developments Ltd.	57,569	525,865
ComfortDelGro Corp., Ltd.	221,450	341,008
DBS Group Holdings Ltd.	210,970	2,721,425
Fraser and Neave Ltd.†	51,328	390,645
Genting Singapore plc	716,972	864,170
Global Logistic Properties Ltd.	236,100	498,716
Golden Agri-Resources Ltd.	787,295	368,147
Hutchison Port Holdings Trust, Class U	607,000	515,950
Jardine Cycle & Carriage Ltd.	13,042	537,620
Keppel Corp., Ltd.	166,825	1,506,381
Keppel Land Ltd.	83,000	263,651
Olam International Ltd.	176,304	244,482
Oversea-Chinese Banking Corp., Ltd.	297,931	2,558,121
SembCorp Industries Ltd.	109,809	459,474
SembCorp Marine Ltd.	99,768	356,329
Singapore Airlines Ltd.	62,548	548,149
Singapore Exchange Ltd.	96,062	596,346
Singapore Press Holdings Ltd.	183,397	662,409
Singapore Technologies Engineering Ltd.	183,479	637,557
Singapore Telecommunications Ltd.	927,545	2,684,635
StarHub Ltd.	67,152	235,507
United Overseas Bank Ltd.	146,586	2,408,532
UOL Group Ltd.	49,059	276,077
Wilmar International Ltd.	224,874	625,481

		23,149,432

Spain (1.6%)
Abertis Infraestructuras S.A.	43,534	731,591
Acciona S.A.	3,017	164,478
ACS Actividades de Construcciony Servicios S.A.	16,743	390,716
Amadeus IT Holding S.A., Class A	35,965	971,594
Banco Bilbao Vizcaya Argentaria S.A.	627,370	5,438,765
Banco de Sabadell S.A.*	326,539	599,398
Banco Popular Espanol S.A.	601,086	445,350
Banco Santander S.A.*†	5	34
Banco Santander S.A. (BATS Europe Exchange)	1,221,176	8,205,640
Banco Santander S.A. (PLUS Market Group)	287	1,945
Bankia S.A.*	90,469	19,135
CaixaBank	128,911	436,246
Distribuidora Internacional de Alimentacion S.A.	69,791	482,735
Enagas S.A.	20,926	487,258
Ferrovial S.A.	46,636	740,081
Gas Natural SDG S.A.	40,669	719,937
Grifols S.A.*	16,980	629,576
Iberdrola S.A.	545,876	2,542,123
Inditex S.A.	25,419	3,369,118
Mapfre S.A.	91,971	284,240
Red Electrica Corporacion S.A.	12,442	625,989
Repsol S.A.	95,123	1,932,645
Telefonica S.A.	472,642	6,355,431
Zardoya Otis S.A.	18,911	252,834

		35,826,859

Sweden (1.9%)
Alfa Laval AB	38,647	890,182
Assa Abloy AB, Class B	38,394	1,567,799
Atlas Copco AB, Class A	78,237	2,221,090
Atlas Copco AB, Class B	46,027	1,162,585
Boliden AB	31,335	504,414
Electrolux AB	27,427	697,823
Elekta AB, Class B	41,756	634,040
Getinge AB, Class B	23,348	712,993
Hennes & Mauritz AB, Class B	110,559	3,953,050
Hexagon AB, Class B	28,148	766,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Husqvarna AB, Class B*	48,529	$286,413
Industrivarden AB, Class C	12,686	230,883
Investment AB Kinnevik, Class B	24,654	597,382
Investor AB, Class B	53,743	1,552,115
Lundin Petroleum AB*	26,076	564,212
Nordea Bank AB	306,840	3,474,966
Ratos AB, Class B	22,715	239,993
Sandvik AB	117,001	1,799,035
Scania AB, Class B	37,704	788,616
Securitas AB, Class B	34,747	327,125
Skandinaviska Enskilda Banken AB, Class A	164,224	1,649,410
Skanska AB, Class B	45,047	814,317
SKF AB, Class B	45,135	1,100,575
Svenska Cellulosa AB, Class B*	67,158	1,731,368
Svenska Handelsbanken AB, Class A	57,781	2,469,406
Swedbank AB, Class A	94,486	2,148,810
Swedish Match AB	24,155	749,869
Tele2 AB, Class B	37,100	645,608
Telefonaktiebolaget LM Ericsson, Class B	352,338	4,390,336
TeliaSonera AB	251,897	1,798,615
Volvo AB, Class B	174,249	2,533,563

		43,003,298

Switzerland (5.7%)
ABB Ltd. (Registered)*	255,949	5,772,536
Actelion Ltd. (Registered)*	12,469	677,106
Adecco S.A. (Registered)*	15,235	834,531
Aryzta AG*	10,045	593,092
Baloise Holding AG (Registered)	5,711	534,823
Banque Cantonale Vaudoise (Registered)	335	187,033
Barry Callebaut AG (Registered)*	214	206,381
Cie Financiere Richemont S.A., Class A	60,801	4,771,594
Credit Suisse Group AG (Registered)*	145,536	3,818,921
EMS-Chemie Holding AG (Registered)	962	289,320
Geberit AG (Registered)*	4,372	1,076,305
Givaudan S.A. (Registered)*	985	1,209,849
Glencore International plc	445,678	2,411,457
Holcim Ltd. (Registered)*	26,708	2,128,368
Julius Baer Group Ltd.*	26,082	1,014,102
Kuehne + Nagel International AG (Registered)	6,426	700,612
Lindt & Spruengli AG*	104	400,202
Lindt & Spruengli AG (Registered)*	12	541,536
Lonza Group AG (Registered)*	5,824	377,919
Nestle S.A. (Registered)	374,237	27,063,489
Novartis AG (Registered)	267,392	18,998,831
Pargesa Holding S.A.	3,249	220,582
Partners Group Holding AG	1,780	439,328
Roche Holding AG	81,673	19,013,729
Schindler Holding AG	5,724	838,732
Schindler Holding AG (Registered)	2,419	345,025
SGS S.A. (Registered)	636	1,559,684
Sika AG	246	597,573
Sonova Holding AG (Registered)*	5,651	678,025
STMicroelectronics N.V.	74,410	572,295
Sulzer AG (Registered)	2,714	463,721
Swatch Group AG	3,580	2,081,702
Swatch Group AG (Registered)	5,111	518,745
Swiss Life Holding AG (Registered)*	3,581	530,756
Swiss Prime Site AG (Registered)*	6,135	496,655
Swiss Reinsurance AG*	41,026	3,336,361
Swisscom AG (Registered)	2,742	1,268,605
Syngenta AG (Registered)	10,934	4,561,112
Transocean Ltd.*	41,122	2,132,557
UBS AG (Registered)	423,718	6,494,361
Wolseley plc	32,085	1,595,638
Xstrata plc	243,564	3,952,490
Zurich Insurance Group AG*	17,161	4,776,084

		130,081,767

United Kingdom (11.2%)
3i Group plc	116,312	558,468
Aberdeen Asset Management plc	98,111	639,829
Admiral Group plc	24,335	492,518
Aggreko plc	31,051	840,755
AMEC plc	36,681	588,561
Anglo American plc	161,142	4,142,815
Antofagasta plc	45,317	677,552
ARM Holdings plc	158,248	2,214,544
Associated British Foods plc	42,064	1,215,008
AstraZeneca plc	144,614	7,250,115
Aviva plc	337,474	1,518,839
Babcock International Group plc	42,383	700,659
BAE Systems plc	379,583	2,274,154
Balfour Beatty plc	77,053	274,900
Barclays plc	1,355,543	5,996,758
BG Group plc	395,345	6,781,981
BHP Billiton plc	245,681	7,148,695
BP plc	2,213,820	15,470,064
British American Tobacco plc	224,921	12,053,741
British Land Co. plc (REIT)	103,651	855,972
British Sky Broadcasting Group plc	126,002	1,690,536
BT Group plc	913,330	3,857,971
Bunzl plc	39,005	767,497
Burberry Group plc	51,547	1,040,914
Capita plc	75,563	1,032,180
Carnival plc	20,842	729,639
Centrica plc	603,672	3,372,726
Cobham plc	121,172	447,399
Compass Group plc	216,554	2,765,606
Croda International plc	15,503	646,142
Diageo plc	291,317	9,184,813
Eurasian Natural Resources Corp.	29,408	109,967
Evraz plc	33,064	111,531
G4S plc	164,965	730,412
GKN plc	185,689	746,274
GlaxoSmithKline plc	568,895	13,298,909
Hammerson plc (REIT)	80,552	602,060
Hargreaves Lansdown plc	27,499	362,679
HSBC Holdings plc	2,132,784	22,765,627
ICAP plc	65,603	289,472
IMI plc	36,572	719,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Imperial Tobacco Group plc	115,412	$4,031,590
Inmarsat plc	51,164	546,131
InterContinental Hotels Group plc	31,344	955,847
International Consolidated Airlines Group S.A.*	107,390	412,974
Intertek Group plc	18,846	971,604
Intu Properties plc (REIT)	67,583	343,289
Invensys plc	90,842	484,209
Investec plc	60,663	423,080
ITV plc	420,416	826,609
J Sainsbury plc	144,857	833,090
Johnson Matthey plc	24,159	844,293
Kazakhmys plc	25,215	150,340
Kingfisher plc	272,348	1,190,972
Land Securities Group plc (REIT)	89,341	1,125,361
Legal & General Group plc	678,281	1,779,870
Lloyds Banking Group plc*	4,883,828	3,613,155
London Stock Exchange Group plc	20,475	406,306
Marks & Spencer Group plc	184,515	1,093,409
Meggitt plc	90,623	676,093
Melrose Industries plc	139,343	562,129
National Grid plc	419,185	4,872,519
Next plc	19,202	1,273,845
Old Mutual plc	565,315	1,741,128
Pearson plc	94,943	1,708,052
Petrofac Ltd.	30,374	661,355
Prudential plc	297,201	4,809,349
Randgold Resources Ltd.	10,291	888,162
Reckitt Benckiser Group plc	75,562	5,416,862
Reed Elsevier plc	139,308	1,653,155
Resolution Ltd.	164,257	680,106
Rexam plc	89,762	719,451
Rio Tinto plc	155,947	7,310,021
Rolls-Royce Holdings plc*	217,352	3,731,887
Royal Bank of Scotland Group plc*	240,435	1,006,481
RSA Insurance Group plc	404,965	716,237
SABMiller plc	111,297	5,857,978
Sage Group plc	145,520	757,745
Schroders plc	12,585	403,098
Segro plc (REIT)	89,082	344,209
Serco Group plc	55,768	531,299
Severn Trent plc	28,171	732,812
Smith & Nephew plc	104,995	1,212,463
Smiths Group plc	46,343	885,127
SSE plc	110,869	2,499,945
Standard Chartered plc	278,418	7,206,524
Standard Life plc	270,816	1,503,178
Subsea 7 S.A.	32,274	754,253
Tate & Lyle plc	54,351	701,961
Tesco plc	935,880	5,425,728
TUI Travel plc	56,090	277,496
Tullow Oil plc	105,666	1,976,422
Unilever plc	149,323	6,316,585
United Utilities Group plc	77,772	837,239
Vedanta Resources plc	13,243	202,227
Vodafone Group plc	5,707,122	16,181,367
Weir Group plc	24,258	834,115
Whitbread plc	21,118	824,013
WM Morrison Supermarkets plc	266,296	1,117,570
WPP plc	146,349	2,332,661

		255,142,881

United States (0.0%)
Sims Metal Management Ltd.	19,516	203,800

Total Common Stocks (58.0%) (Cost $1,213,887,354)		1,325,526,152

Total Investments (58.0%) (Cost $1,213,887,354)		1,325,526,152
Other Assets Less Liabilities (42.0%)		961,287,933

Net Assets (100%)		$2,286,814,085

*	Non-income producing.

†	Securities (totaling $569,052 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.4%
Consumer Staples	7.2
Energy	4.1
Financials	14.4
Health Care	6.0
Industrials	7.3
Information Technology	2.5
Materials	5.1
Telecommunication Services	2.9
Utilities	2.1
Cash and Other	42.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,848,229	$—	$105,582	$3,541,008	$—	$15,151

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	11,089	June-13	$376,402,866	$363,036,656	$(13,366,210)
E-Mini MSCI EAFE Index	54	June-13	4,486,085	4,479,840	(6,245)
FTSE 100 Index	2,486	June-13	243,199,435	239,899,665	(3,299,770)
SPI 200 Index	736	June-13	96,948,209	95,153,608	(1,794,601)
TOPIX Index	2,300	June-13	241,560,199	254,225,315	12,665,116

					$(5,801,710)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	17,000	$25,830,650	$25,359,410	$471,240
European Union Euro vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	33,900	43,454,714	43,925,925	(471,211)

					$29

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$145,541,655	$—	$145,541,655
Consumer Staples	—	163,800,790	—	163,800,790
Energy	—	94,941,690	—	94,941,690
Financials	—	329,392,121	34	329,392,155
Health Care	—	136,521,335	—	136,521,335
Industrials	108,085	165,803,776	390,645	166,302,506
Information Technology	—	57,673,574	—	57,673,574
Materials	—	117,393,525	178,373	117,571,898
Telecommunication Services	—	65,327,391	—	65,327,391
Utilities	—	48,453,158	—	48,453,158
Forward Currency Contracts	—	471,240	—	471,240
Futures	12,665,116	—	—	12,665,116

Total Assets	$12,773,201	$1,325,320,255	$569,052	$1,338,662,508

Liabilities:
Forward Currency Contracts	$—	$(471,211)	$—	$(471,211)
Futures	(18,466,826)	—	—	(18,466,826)

Total Liabilities	$(18,466,826)	$(471,211)	$—	$(18,938,037)

Total	$(5,693,625)	$1,324,849,044	$569,052	$1,319,724,471

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Financials	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials	Investments in Rights-Consumer Staples†
Balance as of 12/31/12	$41	$27,958	$—	$—
Total gains or losses (realized/unrealized) included in Earnings	(7)	(18,358)	15,950	7,063
Purchases	—	—	—	—
Sales	—	(23,627)	(5,685)	(7,063)
Issuances	—	—	—	—
Settlements	—	(27,737)	—	—
Transfers into Level 3	—	432,409	168,108	—
Transfers out of Level 3	—	—	—	—

Balance as of 3/31/13	$34	$390,645	$178,373	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$(7)	$(11,564)	$15,756	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

†	Security held at $0 cost

Investment security transactions for three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,519,924
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,263,804

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$274,918,125
Aggregate gross unrealized depreciation	(171,350,770)

Net unrealized appreciation	$103,567,355

Federal income tax cost of investments	$1,221,958,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (0.2%)
BorgWarner, Inc.*	21,216	$1,640,845
Delphi Automotive plc	54,075	2,400,930
Goodyear Tire & Rubber Co.*	45,242	570,502
Johnson Controls, Inc.	125,872	4,414,331

		9,026,608

Automobiles (0.3%)
Ford Motor Co.	721,811	9,491,814
Harley-Davidson, Inc.	41,546	2,214,402

		11,706,216

Distributors (0.0%)
Genuine Parts Co.	28,465	2,220,270

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	18,336	318,863
H&R Block, Inc.	49,755	1,463,792

		1,782,655

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	81,690	2,801,967
Chipotle Mexican Grill, Inc.*	5,775	1,881,899
Darden Restaurants, Inc.	23,914	1,235,876
International Game Technology	48,711	803,732
Marriott International, Inc., Class A	44,717	1,888,399
McDonald’s Corp.	184,571	18,399,883
Starbucks Corp.	137,900	7,854,784
Starwood Hotels & Resorts Worldwide, Inc.	35,690	2,274,524
Wyndham Worldwide Corp.	25,175	1,623,284
Wynn Resorts Ltd.	14,709	1,840,978
Yum! Brands, Inc.	82,961	5,968,214

		46,573,540

Household Durables (0.2%)
D.R. Horton, Inc.	51,266	1,245,764
Garmin Ltd.	19,989	660,437
Harman International Industries, Inc.	12,559	560,508
Leggett & Platt, Inc.	26,310	888,752
Lennar Corp., Class A	30,410	1,261,407
Newell Rubbermaid, Inc.	52,714	1,375,835
PulteGroup, Inc.*	62,431	1,263,603
Whirlpool Corp.	14,499	1,717,552

		8,973,858

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	66,990	17,852,165
Expedia, Inc.	17,184	1,031,212
Netflix, Inc.*	10,312	1,953,196
priceline.com, Inc.*	9,200	6,328,956
TripAdvisor, Inc.*	20,087	1,054,969

		28,220,498

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	20,996	922,564
Mattel, Inc.	63,374	2,775,148

		3,697,712

Media (2.0%)
Cablevision Systems Corp. - New
York Group, Class A	39,241	587,045
CBS Corp., Class B	107,666	5,026,926
Comcast Corp., Class A	485,725	20,405,307
DIRECTV*	105,534	5,974,280
Discovery Communications, Inc., Class A*	45,098	3,551,017
Gannett Co., Inc.	42,180	922,477
Interpublic Group of Cos., Inc.	76,175	992,560
News Corp., Class A	367,993	11,231,146
Omnicom Group, Inc.	48,123	2,834,445
Scripps Networks Interactive, Inc., Class A	15,771	1,014,706
Time Warner Cable, Inc.	54,361	5,221,918
Time Warner, Inc.	172,007	9,911,043
Viacom, Inc., Class B	83,813	5,160,366
Walt Disney Co.	332,216	18,869,869
Washington Post Co., Class B	826	369,222

		92,072,327

Multiline Retail (0.5%)
Dollar General Corp.*	52,055	2,632,942
Dollar Tree, Inc.*	41,686	2,018,853
Family Dollar Stores, Inc.	17,608	1,039,752
J.C. Penney Co., Inc.	26,148	395,096
Kohl’s Corp.	38,810	1,790,305
Macy’s, Inc.	72,553	3,035,618
Nordstrom, Inc.	27,524	1,520,151
Target Corp.	119,801	8,200,378

		20,633,095

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	14,574	673,319
AutoNation, Inc.*	7,135	312,156
AutoZone, Inc.*	6,748	2,677,404
Bed Bath & Beyond, Inc.*	41,619	2,681,096
Best Buy Co., Inc.	48,901	1,083,157
CarMax, Inc.*	42,051	1,753,527
GameStop Corp., Class A	22,209	621,186
Gap, Inc.	54,590	1,932,486
Home Depot, Inc.	275,151	19,200,037
L Brands, Inc.	44,008	1,965,397
Lowe’s Cos., Inc.	204,286	7,746,525
O’Reilly Automotive, Inc.*	20,517	2,104,018
PetSmart, Inc.	19,788	1,228,835
Ross Stores, Inc.	40,802	2,473,417
Staples, Inc.	123,719	1,661,546
Tiffany & Co.	21,869	1,520,770
TJX Cos., Inc.	134,133	6,270,718
Urban Outfitters, Inc.*	20,034	776,117

		56,681,711

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	51,760	2,587,482
Fossil, Inc.*	9,881	954,505
NIKE, Inc., Class B	133,527	7,879,428
PVH Corp.	14,408	1,538,919
Ralph Lauren Corp.	11,201	1,896,441
VF Corp.	16,295	2,733,486

		17,590,261

Total Consumer Discretionary		299,178,751

Consumer Staples (6.2%)
Beverages (1.4%)
Beam, Inc.	29,505	1,874,748
Brown-Forman Corp., Class B	27,931	1,994,273
Coca-Cola Co.	705,366	28,525,001
Coca-Cola Enterprises, Inc.	48,279	1,782,461
Constellation Brands, Inc., Class A*	28,001	1,333,968
Dr. Pepper Snapple Group, Inc.	37,461	1,758,794
Molson Coors Brewing Co., Class B	28,718	1,405,172
Monster Beverage Corp.*	26,460	1,263,200
PepsiCo, Inc.	283,986	22,466,132

		62,403,749

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	80,207	8,510,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Caremark Corp.	226,535	$12,457,160
Kroger Co.	95,397	3,161,456
Safeway, Inc.	44,151	1,163,379
Sysco Corp.	107,816	3,791,889
Walgreen Co.	158,249	7,545,312
Wal-Mart Stores, Inc.	307,845	23,036,041
Whole Foods Market, Inc.	31,663	2,746,765

		62,412,767

Food Products (1.1%)
Archer-Daniels-Midland Co.	121,177	4,087,300
Campbell Soup Co.	32,881	1,491,482
ConAgra Foods, Inc.	76,061	2,723,744
Dean Foods Co.*	33,913	614,843
General Mills, Inc.	118,931	5,864,488
H.J. Heinz Co.	58,976	4,262,195
Hershey Co.	27,684	2,423,181
Hormel Foods Corp.	24,660	1,018,951
J.M. Smucker Co.	19,754	1,958,807
Kellogg Co.	45,934	2,959,528
Kraft Foods Group, Inc.	109,016	5,617,594
McCormick & Co., Inc. (Non-Voting)	24,377	1,792,928
Mead Johnson Nutrition Co.	37,268	2,886,407
Mondelez International, Inc., Class A	327,203	10,015,684
Tyson Foods, Inc., Class A	52,338	1,299,029

		49,016,161

Household Products (1.2%)
Clorox Co.	24,109	2,134,370
Colgate-Palmolive Co.	80,976	9,557,597
Kimberly-Clark Corp.	71,336	6,989,501
Procter & Gamble Co.	502,713	38,739,064

		57,420,532

Personal Products (0.1%)
Avon Products, Inc.	79,379	1,645,527
Estee Lauder Cos., Inc., Class A	44,194	2,829,742

		4,475,269

Tobacco (1.0%)
Altria Group, Inc.	369,821	12,718,144
Lorillard, Inc.	69,778	2,815,542
Philip Morris International, Inc.	303,247	28,114,030
Reynolds American, Inc.	59,090	2,628,914

		46,276,630

Total Consumer Staples		282,005,108

Energy (6.2%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	81,273	3,771,880
Cameron International Corp.*	45,606	2,973,511
Diamond Offshore Drilling, Inc.	12,784	889,255
Ensco plc, Class A	42,819	2,569,140
FMC Technologies, Inc.*	43,636	2,373,362
Halliburton Co.	171,467	6,928,981
Helmerich & Payne, Inc.	19,554	1,186,928
Nabors Industries Ltd.	53,457	867,073
National Oilwell Varco, Inc.	78,581	5,559,606
Noble Corp.	46,336	1,767,718
Rowan Cos., plc, Class A*	22,844	807,764
Schlumberger Ltd.	244,495	18,310,231

		48,005,449

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	92,166	8,059,917
Apache Corp.	72,117	5,564,548
Cabot Oil & Gas Corp.	38,759	2,620,496
Chesapeake Energy Corp.	95,859	1,956,482
Chevron Corp.#	357,582	42,487,893
ConocoPhillips Co.	224,644	13,501,104
CONSOL Energy, Inc.	41,860	1,408,589
Denbury Resources, Inc.*	68,681	1,280,901
Devon Energy Corp.	69,475	3,919,780
EOG Resources, Inc.	50,014	6,405,293
EQT Corp.	27,746	1,879,792
Exxon Mobil Corp.#	824,555	74,300,651
Hess Corp.	54,638	3,912,627
Kinder Morgan, Inc.	116,209	4,494,964
Marathon Oil Corp.	130,167	4,389,231
Marathon Petroleum Corp.	60,969	5,462,822
Murphy Oil Corp.	33,291	2,121,635
Newfield Exploration Co.*	24,686	553,460
Noble Energy, Inc.	33,054	3,823,026
Occidental Petroleum Corp.	148,275	11,620,312
Peabody Energy Corp.	49,727	1,051,726
Phillips 66	114,431	8,006,737
Pioneer Natural Resources Co.	24,405	3,032,321
QEP Resources, Inc.	32,672	1,040,277
Range Resources Corp.	30,025	2,433,226
Southwestern Energy Co.*	64,650	2,408,859
Spectra Energy Corp.	122,864	3,778,068
Tesoro Corp.	25,251	1,478,446
Valero Energy Corp.	101,815	4,631,564
Williams Cos., Inc.	125,388	4,697,034
WPX Energy, Inc.*	36,885	590,898

		232,912,679

Total Energy		280,918,128

Financials (9.1%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	37,415	2,755,615
Bank of New York Mellon Corp.	214,215	5,995,878
BlackRock, Inc.	23,197	5,958,845
Charles Schwab Corp.	202,186	3,576,670
E*TRADE Financial Corp.*	47,209	505,608
Franklin Resources, Inc.	25,509	3,847,012
Goldman Sachs Group, Inc.	80,518	11,848,224
Invesco Ltd.	81,156	2,350,278
Legg Mason, Inc.	20,958	673,800
Morgan Stanley	252,619	5,552,566
Northern Trust Corp.	40,049	2,185,073
State Street Corp.	84,034	4,965,569
T. Rowe Price Group, Inc.	47,670	3,569,053

		53,784,191

Commercial Banks (1.6%)
BB&T Corp.	128,658	4,038,575
Comerica, Inc.	34,373	1,235,709
Fifth Third Bancorp	161,101	2,627,557
First Horizon National Corp.	44,997	480,568
Huntington Bancshares, Inc./Ohio	155,329	1,147,881
KeyCorp	169,845	1,691,656
M&T Bank Corp.	22,522	2,323,370
PNC Financial Services Group, Inc.	97,228	6,465,662
Regions Financial Corp.	260,482	2,133,348
SunTrust Banks, Inc.	99,132	2,855,993
U.S. Bancorp	342,889	11,634,224
Wells Fargo & Co.	902,105	33,368,864
Zions Bancorp	33,979	849,135

		70,852,542

Consumer Finance (0.5%)
American Express Co.	176,828	11,928,817
Capital One Financial Corp.	107,136	5,887,123
Discover Financial Services	91,129	4,086,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	83,396	$1,707,950

		23,610,115

Diversified Financial Services (2.2%)
Bank of America Corp.	1,991,242	24,253,328
Citigroup, Inc.	559,207	24,739,318
CME Group, Inc./Illinois	56,515	3,469,456
IntercontinentalExchange, Inc.*	13,407	2,186,279
JPMorgan Chase & Co.	704,323	33,427,170
Leucadia National Corp.	53,882	1,477,983
McGraw-Hill Cos., Inc.	51,602	2,687,432
Moody’s Corp.	35,588	1,897,552
NASDAQ OMX Group, Inc.	21,474	693,610
NYSE Euronext	44,636	1,724,735

		96,556,863

Insurance (2.4%)
ACE Ltd.	62,354	5,547,635
Aflac, Inc.	86,049	4,476,269
Allstate Corp.	87,869	4,311,732
American International Group, Inc.*	271,672	10,546,307
Aon plc	57,295	3,523,643
Assurant, Inc.	14,393	647,829
Berkshire Hathaway, Inc., Class B*	335,700	34,979,940
Chubb Corp.	48,062	4,206,867
Cincinnati Financial Corp.	26,896	1,269,222
Genworth Financial, Inc., Class A*	90,884	908,840
Hartford Financial Services Group, Inc.	80,278	2,071,172
Lincoln National Corp.	49,891	1,626,946
Loews Corp.	57,021	2,512,915
Marsh & McLennan Cos., Inc.	100,895	3,830,983
MetLife, Inc.	201,172	7,648,559
Principal Financial Group, Inc.	50,656	1,723,824
Progressive Corp.	102,089	2,579,789
Prudential Financial, Inc.	85,588	5,048,836
Torchmark Corp.	17,302	1,034,660
Travelers Cos., Inc.	69,585	5,858,361
Unum Group	49,638	1,402,274
XL Group plc	54,258	1,644,017

		107,400,620

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	72,803	5,600,007
Apartment Investment & Management Co. (REIT), Class A	26,727	819,450
AvalonBay Communities, Inc. (REIT)	21,015	2,661,970
Boston Properties, Inc. (REIT)	27,886	2,818,159
Equity Residential (REIT)	58,968	3,246,778
HCP, Inc. (REIT)	83,358	4,156,230
Health Care REIT, Inc. (REIT)	47,991	3,259,069
Host Hotels & Resorts, Inc. (REIT)	133,592	2,336,524
Kimco Realty Corp. (REIT)	74,881	1,677,335
Plum Creek Timber Co., Inc. (REIT)	29,875	1,559,475
Prologis, Inc. (REIT)	85,149	3,404,257
Public Storage (REIT)	26,541	4,042,725
Simon Property Group, Inc. (REIT)	57,702	9,149,229
Ventas, Inc. (REIT)	53,712	3,931,718
Vornado Realty Trust (REIT)	31,158	2,606,055
Weyerhaeuser Co. (REIT)	100,255	3,146,002

		54,414,983

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	56,026	1,414,656

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	87,338	754,600
People’s United Financial, Inc.	62,270	836,909

		1,591,509

Total Financials		409,625,479

Health Care (7.1%)
Biotechnology (1.1%)
Alexion Pharmaceuticals, Inc.*	35,886	3,306,536
Amgen, Inc.	137,759	14,121,675
Biogen Idec, Inc.*	43,570	8,405,089
Celgene Corp.*	77,071	8,933,300
Gilead Sciences, Inc.*	280,149	13,707,690

		48,474,290

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	288,996	10,207,339
Baxter International, Inc.	100,463	7,297,632
Becton, Dickinson and Co.	35,668	3,410,218
Boston Scientific Corp.*	249,520	1,948,751
C.R. Bard, Inc.	14,027	1,413,641
CareFusion Corp.*	40,775	1,426,717
Covidien plc	86,875	5,893,600
DENTSPLY International, Inc.	26,148	1,109,198
Edwards Lifesciences Corp.*	20,999	1,725,278
Intuitive Surgical, Inc.*	7,476	3,672,137
Medtronic, Inc.	186,045	8,736,673
St. Jude Medical, Inc.	51,902	2,098,917
Stryker Corp.	53,296	3,477,031
Varian Medical Systems, Inc.*	20,080	1,445,760
Zimmer Holdings, Inc.	31,195	2,346,488

		56,209,380

Health Care Providers & Services (1.1%)
Aetna, Inc.	60,365	3,085,859
AmerisourceBergen Corp.	42,352	2,179,010
Cardinal Health, Inc.	62,729	2,610,781
Cigna Corp.	52,660	3,284,404
Coventry Health Care, Inc.	24,759	1,164,416
DaVita HealthCare Partners, Inc.*	15,513	1,839,687
Express Scripts Holding Co.*	150,571	8,680,418
Humana, Inc.	29,058	2,008,198
Laboratory Corp. of America Holdings*	17,112	1,543,502
McKesson Corp.	42,927	4,634,399
Patterson Cos., Inc.	15,360	584,294
Quest Diagnostics, Inc.	29,028	1,638,631
Tenet Healthcare Corp.*	19,067	907,208
UnitedHealth Group, Inc.	188,589	10,789,177
WellPoint, Inc.	55,946	3,705,304

		48,655,288

Health Care Technology (0.0%)
Cerner Corp.*	26,967	2,555,123

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	63,803	2,677,812
Life Technologies Corp.*	31,595	2,041,985
PerkinElmer, Inc.	20,945	704,590
Thermo Fisher Scientific, Inc.	65,845	5,036,484
Waters Corp.*	15,816	1,485,280

		11,946,151

Pharmaceuticals (3.4%)
AbbVie, Inc.	290,814	11,859,395
Actavis, Inc.*	23,550	2,169,190
Allergan, Inc.	56,647	6,323,505
Bristol-Myers Squibb Co.	301,286	12,409,970
Eli Lilly and Co.	183,736	10,434,367
Forest Laboratories, Inc.*	43,002	1,635,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hospira, Inc.*	30,320	$995,406
Johnson & Johnson	514,462	41,944,087
Merck & Co., Inc.	556,168	24,599,311
Mylan, Inc.*	72,800	2,106,832
Perrigo Co.	16,247	1,929,006
Pfizer, Inc.	1,323,072	38,183,858

		154,590,723

Total Health Care		322,430,955

Industrials (5.8%)
Aerospace & Defense (1.4%)
Boeing Co.	125,262	10,753,743
General Dynamics Corp.	61,191	4,314,577
Honeywell International, Inc.	144,221	10,867,052
L-3 Communications Holdings, Inc.	16,598	1,343,110
Lockheed Martin Corp.	49,308	4,759,208
Northrop Grumman Corp.	43,644	3,061,627
Precision Castparts Corp.	26,990	5,117,844
Raytheon Co.	59,869	3,519,699
Rockwell Collins, Inc.	25,105	1,584,628
Textron, Inc.	49,936	1,488,592
United Technologies Corp.	155,210	14,501,270

		61,311,350

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	29,724	1,767,389
Expeditors International of Washington, Inc.	38,059	1,359,087
FedEx Corp.	53,834	5,286,499
United Parcel Service, Inc., Class B	131,620	11,306,158

		19,719,133

Airlines (0.1%)
Southwest Airlines Co.	133,823	1,803,934

Building Products (0.0%)
Masco Corp.	65,567	1,327,732

Commercial Services & Supplies (0.3%)
ADT Corp.	42,656	2,087,585
Avery Dennison Corp.	18,318	788,956
Cintas Corp.	19,340	853,474
Iron Mountain, Inc.	30,660	1,113,265
Pitney Bowes, Inc.	37,151	552,064
Republic Services, Inc.	54,701	1,805,133
Stericycle, Inc.*	15,880	1,686,138
Tyco International Ltd.	85,806	2,745,792
Waste Management, Inc.	80,553	3,158,483

		14,790,890

Construction & Engineering (0.1%)
Fluor Corp.	29,932	1,985,389
Jacobs Engineering Group, Inc.*	23,944	1,346,611
Quanta Services, Inc.*	39,096	1,117,364

		4,449,364

Electrical Equipment (0.4%)
Eaton Corp. plc	86,645	5,307,006
Emerson Electric Co.	132,828	7,421,100
Rockwell Automation, Inc.	25,787	2,226,708
Roper Industries, Inc.	18,219	2,319,461

		17,274,275

Industrial Conglomerates (1.4%)
3M Co.	116,854	12,422,749
Danaher Corp.	106,772	6,635,880
General Electric Co.#	1,913,672	44,244,096

		63,302,725

Machinery (1.0%)
Caterpillar, Inc.	120,540	10,483,364
Cummins, Inc.	32,501	3,763,941
Deere & Co.	71,634	6,159,091
Dover Corp.	32,130	2,341,635
Flowserve Corp.	8,920	1,495,973
Illinois Tool Works, Inc.	76,423	4,657,218
Ingersoll-Rand plc	50,719	2,790,052
Joy Global, Inc.	19,475	1,159,152
PACCAR, Inc.	65,098	3,291,355
Pall Corp.	20,355	1,391,671
Parker Hannifin Corp.	27,463	2,515,062
Pentair Ltd. (Registered)	37,943	2,001,493
Snap-on, Inc.	10,753	889,273
Stanley Black & Decker, Inc.	29,454	2,384,890
Xylem, Inc.	34,063	938,776

		46,262,946

Professional Services (0.1%)
Dun & Bradstreet Corp.	7,537	630,470
Equifax, Inc.	22,200	1,278,498
Robert Half International, Inc.	25,610	961,143

		2,870,111

Road & Rail (0.5%)
CSX Corp.	187,869	4,627,213
Norfolk Southern Corp.	57,959	4,467,480
Ryder System, Inc.	9,518	568,700
Union Pacific Corp.	86,397	12,303,797

		21,967,190

Trading Companies & Distributors (0.1%)
Fastenal Co.	49,697	2,551,941
W.W. Grainger, Inc.	11,053	2,486,704

		5,038,645

Total Industrials		260,118,295

Information Technology (10.3%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	981,260	20,518,147
F5 Networks, Inc.*	14,523	1,293,709
Harris Corp.	20,783	963,084
JDS Uniphase Corp.*	42,984	574,696
Juniper Networks, Inc.*	94,676	1,755,293
Motorola Solutions, Inc.	50,805	3,253,044
QUALCOMM, Inc.	316,168	21,167,448

		49,525,421

Computers & Peripherals (2.4%)
Apple, Inc.#	172,854	76,510,366
Dell, Inc.	268,892	3,853,222
EMC Corp.*	387,251	9,251,427
Hewlett-Packard Co.	359,399	8,568,072
NetApp, Inc.*	66,294	2,264,603
SanDisk Corp.*	44,539	2,449,645
Seagate Technology plc	58,731	2,147,205
Western Digital Corp.	39,773	1,999,787

		107,044,327

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	29,449	2,198,368
Corning, Inc.	270,947	3,611,723
FLIR Systems, Inc.	26,682	693,999
Jabil Circuit, Inc.	34,024	628,764
Molex, Inc.	25,430	744,590
TE Connectivity Ltd.	77,391	3,245,005

		11,122,449

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	32,625	1,151,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	214,718	$11,642,010
Google, Inc., Class A*	49,216	39,078,981
VeriSign, Inc.*	28,066	1,326,960
Yahoo!, Inc.*	178,294	4,195,258

		57,394,545

IT Services (2.2%)
Accenture plc, Class A	118,561	9,007,079
Automatic Data Processing, Inc.	89,320	5,807,586
Cognizant Technology Solutions Corp., Class A*	55,579	4,257,907
Computer Sciences Corp.	28,096	1,383,166
Fidelity National Information Services, Inc.	53,931	2,136,746
Fiserv, Inc.*	24,513	2,152,977
International Business Machines Corp.#	192,864	41,137,891
Mastercard, Inc., Class A	19,486	10,544,459
Paychex, Inc.	59,536	2,087,928
SAIC, Inc.	52,060	705,413
Teradata Corp.*	30,492	1,784,087
Total System Services, Inc.	29,627	734,157
Visa, Inc., Class A	94,972	16,130,045
Western Union Co.	104,657	1,574,041

		99,443,482

Office Electronics (0.0%)
Xerox Corp.	225,304	1,937,614

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	112,597	287,122
Altera Corp.	58,756	2,084,075
Analog Devices, Inc.	56,259	2,615,481
Applied Materials, Inc.	220,990	2,978,945
Broadcom Corp., Class A	96,311	3,339,103
First Solar, Inc.*	11,019	297,072
Intel Corp.	910,217	19,888,242
KLA-Tencor Corp.	30,540	1,610,680
Lam Research Corp.*	29,829	1,236,710
Linear Technology Corp.	42,711	1,638,821
LSI Corp.*	101,672	689,336
Microchip Technology, Inc.	35,871	1,318,618
Micron Technology, Inc.*	188,094	1,877,178
NVIDIA Corp.	114,710	1,470,582
Teradyne, Inc.*	34,756	563,742
Texas Instruments, Inc.	203,243	7,211,062
Xilinx, Inc.	48,151	1,837,924

		50,944,693

Software (1.9%)
Adobe Systems, Inc.*	91,764	3,992,652
Autodesk, Inc.*	41,249	1,701,109
BMC Software, Inc.*	24,173	1,119,935
CA, Inc.	61,362	1,544,482
Citrix Systems, Inc.*	34,254	2,471,769
Electronic Arts, Inc.*	55,035	974,119
Intuit, Inc.	51,319	3,369,092
Microsoft Corp.	1,387,313	39,691,025
Oracle Corp.	679,559	21,976,938
Red Hat, Inc.*	35,604	1,800,138
Salesforce.com, Inc.*	24,850	4,443,925
Symantec Corp.*	126,648	3,125,673

		86,210,857

Total Information Technology		463,623,388

Materials (1.9%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	38,185	3,326,677
Airgas, Inc.	12,590	1,248,424
CF Industries Holdings, Inc.	11,647	2,217,239
Dow Chemical Co.	221,599	7,055,712
E.I. du Pont de Nemours & Co.	171,867	8,448,982
Eastman Chemical Co.	28,301	1,977,391
Ecolab, Inc.	48,853	3,917,034
FMC Corp.	25,288	1,442,175
International Flavors & Fragrances, Inc.	15,009	1,150,740
LyondellBasell Industries N.V., Class A	69,794	4,417,262
Monsanto Co.	98,652	10,420,611
Mosaic Co.	50,914	3,034,984
PPG Industries, Inc.	26,360	3,530,658
Praxair, Inc.	54,535	6,082,834
Sherwin-Williams Co.	15,801	2,668,631
Sigma-Aldrich Corp.	22,075	1,714,786

		62,654,140

Construction Materials (0.0%)
Vulcan Materials Co.	23,836	1,232,321

Containers & Packaging (0.1%)
Ball Corp.	27,494	1,308,164
Bemis Co., Inc.	18,982	766,114
MeadWestvaco Corp.	32,257	1,170,929
Owens-Illinois, Inc.*	30,357	809,014
Sealed Air Corp.	35,676	860,148

		4,914,369

Metals & Mining (0.3%)
Alcoa, Inc.	197,094	1,679,241
Allegheny Technologies, Inc.	19,804	627,985
Cliffs Natural Resources, Inc.	27,810	528,668
Freeport-McMoRan Copper & Gold, Inc.	174,719	5,783,199
Newmont Mining Corp.	91,265	3,823,091
Nucor Corp.	58,417	2,695,945
United States Steel Corp.	26,559	517,900

		15,656,029

Paper & Forest Products (0.1%)
International Paper Co.	81,117	3,778,430

Total Materials		88,235,289

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	1,010,626	37,079,868
CenturyLink, Inc.	115,159	4,045,536
Frontier Communications Corp.	183,681	731,050
Verizon Communications, Inc.	526,037	25,854,718
Windstream Corp.	108,275	860,786

		68,571,958

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	53,950	3,757,078
MetroPCS Communications, Inc.*	59,246	645,781
Sprint Nextel Corp.*	553,283	3,435,888

		7,838,747

Total Telecommunication Services		76,410,705

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	89,289	4,342,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	129,631	$9,409,914
Edison International	59,929	3,015,627
Entergy Corp.	32,797	2,074,082
Exelon Corp.	157,367	5,426,014
FirstEnergy Corp.	76,890	3,244,758
NextEra Energy, Inc.	78,009	6,059,739
Northeast Utilities	57,908	2,516,682
Pepco Holdings, Inc.	42,184	902,738
Pinnacle West Capital Corp.	20,168	1,167,525
PPL Corp.	107,338	3,360,753
Southern Co.	159,953	7,504,995
Xcel Energy, Inc.	89,858	2,668,783

		51,693,734

Gas Utilities (0.1%)
AGL Resources, Inc.	21,637	907,672
ONEOK, Inc.	37,746	1,799,352

		2,707,024

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	113,491	1,426,582
NRG Energy, Inc.	59,188	1,567,890

		2,994,472

Multi-Utilities (0.7%)
Ameren Corp.	44,485	1,557,865
CenterPoint Energy, Inc.	78,870	1,889,725
CMS Energy Corp.	48,543	1,356,291
Consolidated Edison, Inc.	53,908	3,290,005
Dominion Resources, Inc.	106,008	6,167,546
DTE Energy Co.	31,765	2,170,820
Integrys Energy Group, Inc.	14,455	840,703
NiSource, Inc.	57,333	1,682,150
PG&E Corp.	80,663	3,591,923
Public Service Enterprise Group, Inc.	93,090	3,196,711
SCANA Corp.	24,338	1,245,132
Sempra Energy	41,658	3,330,141
TECO Energy, Inc.	37,631	670,584
Wisconsin Energy Corp.	42,149	1,807,771

		32,797,367

Total Utilities		90,192,597

Total Investments (56.9%) (Cost $1,769,741,128)		2,572,738,695
Other Assets Less Liabilities (43.1%)		1,946,367,632

Net Assets (100%)		$4,519,106,327

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $37,614,710.

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	24,922	June-13	$1,909,351,238	$1,947,280,470	$37,929,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$299,178,751	$—	$—	$299,178,751
Consumer Staples	282,005,108	—	—	282,005,108
Energy	280,918,128	—	—	280,918,128
Financials	409,625,479	—	—	409,625,479
Health Care	322,430,955	—	—	322,430,955
Industrials	260,118,295	—	—	260,118,295
Information Technology	463,623,388	—	—	463,623,388
Materials	88,235,289	—	—	88,235,289
Telecommunication Services	76,410,705	—	—	76,410,705
Utilities	90,192,597	—	—	90,192,597
Futures	37,929,232	—	—	37,929,232

Total Assets	$2,610,667,927	$—	$—	$2,610,667,927

Total Liabilities	$—	$—	$—	$—

Total	$2,610,667,927	$—	$—	$2,610,667,927

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,678,828
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,329,045

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$857,908,002
Aggregate gross unrealized depreciation	(57,175,473)

Net unrealized appreciation	$800,732,529

Federal income tax cost of investments	$1,772,006,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (0.1%)
Gentex Corp.	25,339	$507,033

Automobiles (0.1%)
Thor Industries, Inc.	7,796	286,815

Distributors (0.3%)
LKQ Corp.*	52,777	1,148,428

Diversified Consumer Services (0.4%)
DeVry, Inc.	10,032	318,516
Matthews International Corp., Class A	4,893	170,717
Regis Corp.	10,035	182,537
Service Corp. International	37,387	625,484
Sotheby’s, Inc.	12,034	450,192
Strayer Education, Inc.	1,997	96,615

		1,844,061

Hotels, Restaurants & Leisure (0.7%)
Bally Technologies, Inc.*	7,278	378,238
Bob Evans Farms, Inc.	4,891	208,454
Brinker International, Inc.	12,565	473,072
Cheesecake Factory, Inc.	8,653	334,092
International Speedway Corp., Class A	4,517	147,616
Life Time Fitness, Inc.*	7,070	302,455
Panera Bread Co., Class A*	5,020	829,505
Scientific Games Corp., Class A*	9,268	81,095
Wendy’s Co.	49,862	282,717
WMS Industries, Inc.*	9,705	244,663

		3,281,907

Household Durables (1.3%)
Jarden Corp.*	19,892	852,351
KB Home	14,001	304,802
M.D.C. Holdings, Inc.	6,855	251,236
Mohawk Industries, Inc.*	10,373	1,173,394
NVR, Inc.*	869	938,615
Tempur-Pedic International, Inc.*	10,559	524,043
Toll Brothers, Inc.*	26,650	912,496
Tupperware Brands Corp.	9,622	786,502

		5,743,439

Internet & Catalog Retail (0.1%)
HSN, Inc.	6,573	360,595

Leisure Equipment & Products (0.2%)
Polaris Industries, Inc.	11,331	1,048,004

Media (0.7%)
AMC Networks, Inc., Class A*	10,260	648,227
Cinemark Holdings, Inc.	18,033	530,892
DreamWorks Animation SKG, Inc., Class A*	12,605	238,991
John Wiley & Sons, Inc., Class A	8,292	323,056
Lamar Advertising Co., Class A*	9,772	475,017
Meredith Corp.	6,336	242,415
New York Times Co., Class A*	21,553	211,220
Scholastic Corp.	4,668	124,402
Valassis Communications, Inc.	6,929	206,969

		3,001,189

Multiline Retail (0.1%)
Big Lots, Inc.*	10,238	361,094
Saks, Inc.*	17,892	205,221

		566,315

Specialty Retail (2.1%)
Aaron’s, Inc.	12,495	358,357
Advance Auto Parts, Inc.	13,062	1,079,574
Aeropostale, Inc.*	13,824	188,006
American Eagle Outfitters, Inc.	31,952	597,502
ANN, Inc.*	8,594	249,398
Ascena Retail Group, Inc.*	22,449	416,429
Barnes & Noble, Inc.*	6,677	109,837
Cabela’s, Inc.*	8,221	499,672
Chico’s FAS, Inc.	29,361	493,265
Dick’s Sporting Goods, Inc.	17,326	819,520
Foot Locker, Inc.	26,659	912,804
Guess?, Inc.	10,815	268,536
Office Depot, Inc.*	50,476	198,371
Rent-A-Center, Inc	10,324	381,369
Signet Jewelers Ltd.	14,393	964,331
Tractor Supply Co.	12,269	1,277,571
Williams-Sonoma, Inc.	15,248	785,577

		9,600,119

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	9,070	519,439
Deckers Outdoor Corp.*	6,116	340,600
Hanesbrands, Inc.*	17,402	792,835
Under Armour, Inc., Class A*	13,772	705,126
		2,358,000

Total Consumer Discretionary		29,745,905

Consumer Staples (2.0%)
Food & Staples Retailing (0.2%)
Harris Teeter Supermarkets, Inc.	8,789	375,378
SUPERVALU, Inc.	37,840	190,714
United Natural Foods, Inc.*	8,750	430,500

		996,592

Food Products (1.1%)
Flowers Foods, Inc.	20,287	668,254
Green Mountain Coffee Roasters, Inc.*	21,880	1,241,909
Hillshire Brands Co.	21,764	765,004
Ingredion, Inc.	13,659	987,819
Lancaster Colony Corp.	3,444	265,188
Post Holdings, Inc.*	5,812	249,509
Smithfield Foods, Inc.*	22,014	582,931
Tootsie Roll Industries, Inc.	3,780	113,063

		4,873,677

Household Products (0.6%)
Church & Dwight Co., Inc.	24,430	1,578,911
Energizer Holdings, Inc.	10,945	1,091,545

		2,670,456

Tobacco (0.1%)
Universal Corp.	4,136	231,781

Total Consumer Staples		8,772,506

Energy (3.2%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	10,162	533,911
CARBO Ceramics, Inc.	3,478	316,741
Dresser-Rand Group, Inc.*	13,464	830,190
Dril-Quip, Inc.*	6,515	567,913
Helix Energy Solutions Group, Inc.*	17,423	398,638
Oceaneering International, Inc.	19,136	1,270,822
Oil States International, Inc.*	9,771	797,020
Patterson-UTI Energy, Inc.	25,795	614,953
Superior Energy Services, Inc.*	28,198	732,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tidewater, Inc.	8,705	$439,603
Unit Corp.*	7,796	355,108

		6,857,201

Oil, Gas & Consumable Fuels (1.7%)
Alpha Natural Resources, Inc.*	39,051	320,609
Arch Coal, Inc.	37,632	204,342
Bill Barrett Corp.*	8,446	171,201
Cimarex Energy Co.	15,319	1,155,665
Energen Corp.	12,838	667,704
Forest Oil Corp.*	21,023	110,581
HollyFrontier Corp.	36,065	1,855,544
Northern Oil and Gas, Inc.*	10,434	150,041
Plains Exploration & Production Co.*	22,803	1,082,458
Quicksilver Resources, Inc.*	21,124	47,529
Rosetta Resources, Inc.*	9,350	444,873
SM Energy Co.	11,701	692,933
World Fuel Services Corp.	12,815	509,012

		7,412,492

Total Energy		14,269,693

Financials (12.4%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	9,390	1,442,022
Apollo Investment Corp.	35,919	300,283
Eaton Vance Corp.	20,620	862,535
Federated Investors, Inc., Class B	16,627	393,561
Greenhill & Co., Inc.	4,514	240,957
Janus Capital Group, Inc.	33,684	316,630
Raymond James Financial, Inc.	19,983	921,216
SEI Investments Co.	23,830	687,496
Waddell & Reed Financial, Inc., Class A	15,116	661,778

		5,826,478

Commercial Banks (2.1%)
Associated Banc-Corp	29,709	451,280
BancorpSouth, Inc.	14,726	240,034
Bank of Hawaii Corp.	7,926	402,720
Cathay General Bancorp	12,913	259,810
City National Corp./California	8,384	493,901
Commerce Bancshares, Inc./Missouri	13,679	558,514
Cullen/Frost Bankers, Inc.	10,899	681,514
East West Bancorp, Inc.	24,772	635,897
First Niagara Financial Group, Inc.	62,412	552,970
FirstMerit Corp.	19,412	320,880
Fulton Financial Corp.	35,108	410,764
Hancock Holding Co.	14,994	463,615
International Bancshares Corp.	9,553	198,702
Prosperity Bancshares, Inc.	7,854	372,201
Signature Bank/New York*	8,211	646,698
SVB Financial Group*	7,895	560,071
Synovus Financial Corp.	137,582	381,102
TCF Financial Corp.	28,826	431,237
Trustmark Corp.	11,859	296,594
Valley National Bancorp	35,262	361,083
Webster Financial Corp.	14,126	342,697
Westamerica Bancorp	4,855	220,077

		9,282,361

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	15,414	569,393
MSCI, Inc.*	21,269	721,657

		1,291,050

Insurance (2.6%)
Alleghany Corp.*	3,003	1,188,948
American Financial Group, Inc./Ohio	13,253	627,927
Arthur J. Gallagher & Co.	22,304	921,378
Aspen Insurance Holdings Ltd.	12,398	478,315
Brown & Brown, Inc.	20,904	669,764
Everest Reinsurance Group Ltd.	9,038	1,173,675
Fidelity National Financial, Inc., Class A	38,043	959,825
First American Financial Corp.	19,043	486,929
Hanover Insurance Group, Inc.	7,882	391,578
HCC Insurance Holdings, Inc.	17,819	748,933
Kemper Corp.	9,669	315,306
Mercury General Corp.	6,285	238,390
Old Republic International Corp.	42,740	543,225
Primerica, Inc.	8,048	263,813
Protective Life Corp.	13,775	493,145
Reinsurance Group of America, Inc.	13,116	782,632
StanCorp Financial Group, Inc.	7,816	334,212
W. R. Berkley Corp.	19,480	864,328

		11,482,323

Real Estate Investment Trusts (REITs) (5.5%)
Alexandria Real Estate Equities, Inc. (REIT)	11,296	801,790
American Campus Communities, Inc. (REIT)	18,506	839,062
BioMed Realty Trust, Inc. (REIT)	31,338	676,901
BRE Properties, Inc. (REIT)	13,647	664,336
Camden Property Trust (REIT)	14,936	1,025,805
Corporate Office Properties Trust/Maryland (REIT)	14,268	380,670
Corrections Corp. of America (REIT)	17,792	695,133
Duke Realty Corp. (REIT)	56,970	967,351
Equity One, Inc. (REIT)	10,944	262,328
Essex Property Trust, Inc. (REIT)	6,760	1,017,921
Extra Space Storage, Inc. (REIT)	18,243	716,403
Federal Realty Investment Trust (REIT)	11,484	1,240,731
Highwoods Properties, Inc. (REIT)	14,260	564,268
Home Properties, Inc. (REIT)	9,121	578,454
Hospitality Properties Trust (REIT)	23,121	634,440
Kilroy Realty Corp. (REIT)	13,295	696,658
Liberty Property Trust (REIT)	21,200	842,700
Macerich Co. (REIT)	24,376	1,569,327
Mack-Cali Realty Corp. (REIT)	14,722	421,196
National Retail Properties, Inc. (REIT)	20,495	741,304
Omega Healthcare Investors, Inc. (REIT)	19,933	605,166
Potlatch Corp. (REIT)	7,140	327,440
Rayonier, Inc. (REIT)	22,135	1,320,796
Realty Income Corp. (REIT)	34,327	1,556,729
Regency Centers Corp. (REIT)	16,006	846,878
Senior Housing Properties Trust (REIT)	33,286	893,063
SL Green Realty Corp. (REIT)	16,107	1,386,974
Taubman Centers, Inc. (REIT)	11,106	862,492
UDR, Inc. (REIT)	44,321	1,072,125
Weingarten Realty Investors (REIT)	19,780	624,059

		24,832,500

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	7,552	269,984
Jones Lang LaSalle, Inc.	7,831	778,480

		1,048,464

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	14,576	143,719
New York Community Bancorp, Inc.	77,970	1,118,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	18,592	$325,360

		1,587,949

Total Financials		55,351,125

Health Care (5.1%)
Biotechnology (1.1%)
Regeneron Pharmaceuticals, Inc.*	13,592	2,397,629
United Therapeutics Corp.*	8,238	501,447
Vertex Pharmaceuticals, Inc.*	38,709	2,128,221

		5,027,297

Health Care Equipment & Supplies (1.4%)
Cooper Cos., Inc.	8,538	921,079
Hill-Rom Holdings, Inc.	10,682	376,220
Hologic, Inc.*	47,392	1,071,059
IDEXX Laboratories, Inc.*	9,724	898,400
Masimo Corp.	9,165	179,817
ResMed, Inc.	25,443	1,179,538
STERIS Corp.	10,395	432,536
Teleflex, Inc.	7,243	612,106
Thoratec Corp.*	10,235	383,813

		6,054,568

Health Care Providers & Services (1.6%)
Community Health Systems, Inc.	16,340	774,353
Health Management Associates, Inc., Class A*	45,496	585,533
Health Net, Inc.*	13,959	399,507
Henry Schein, Inc.*	15,562	1,440,263
LifePoint Hospitals, Inc.*	8,337	404,011
MEDNAX, Inc.*	8,890	796,811
Omnicare, Inc.	18,532	754,623
Owens & Minor, Inc.	11,176	363,890
Universal Health Services, Inc., Class B	15,732	1,004,803
VCA Antech, Inc.*	15,647	367,548
WellCare Health Plans, Inc.*	7,640	442,814

		7,334,156

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	30,510	414,631
HMS Holdings Corp.*	15,376	417,458

		832,089

Life Sciences Tools & Services (0.7%)
Bio-Rad Laboratories, Inc., Class A*	3,590	452,340
Charles River Laboratories International, Inc.*	8,571	379,438
Covance, Inc.*	9,767	725,884
Mettler-Toledo International, Inc.*	5,377	1,146,484
Techne Corp.	6,185	419,652

		3,123,798

Pharmaceuticals (0.1%)
Endo Health Solutions, Inc.*	20,202	621,414

Total Health Care		22,993,322

Industrials (9.3%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.	5,863	424,657
B/E Aerospace, Inc.*	18,557	1,118,801
Esterline Technologies Corp.*	5,507	416,880
Exelis, Inc.	33,283	362,452
Huntington Ingalls Industries, Inc.	8,817	470,211
Triumph Group, Inc.	8,904	698,964

		3,491,965

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	18,308	265,100

Airlines (0.2%)
Alaska Air Group, Inc.*	12,458	796,814
JetBlue Airways Corp.*	39,762	274,358

		1,071,172

Building Products (0.3%)
Fortune Brands Home & Security, Inc.*	29,069	1,088,053
Lennox International, Inc.	8,082	513,126

		1,601,179

Commercial Services & Supplies (0.9%)
Brink’s Co.	8,461	239,108
Clean Harbors, Inc.*	9,389	545,407
Copart, Inc.*	18,757	642,990
Deluxe Corp.	9,008	372,931
Herman Miller, Inc.	10,298	284,946
HNI Corp.	7,996	283,778
Mine Safety Appliances Co.	5,525	274,150
R.R. Donnelley & Sons Co.	31,914	384,564
Rollins, Inc.	11,611	285,050
Waste Connections, Inc.	21,848	786,091

		4,099,015

Construction & Engineering (0.5%)
AECOM Technology Corp.*	18,534	607,915
Granite Construction, Inc.	6,257	199,223
KBR, Inc.	26,123	838,026
URS Corp.	13,557	642,737

		2,287,901

Electrical Equipment (1.0%)
Acuity Brands, Inc.	7,559	524,217
AMETEK, Inc.	43,142	1,870,637
General Cable Corp.*	8,813	322,820
Hubbell, Inc., Class B	9,518	924,293
Regal-Beloit Corp.	8,035	655,335

		4,297,302

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	11,285	765,010

Machinery (2.9%)
AGCO Corp.	17,194	896,151
CLARCOR, Inc.	8,826	462,306
Crane Co.	8,505	475,089
Donaldson Co., Inc.	23,874	864,000
Gardner Denver, Inc.	8,738	656,311
Graco, Inc.	10,826	628,233
Harsco Corp.	14,202	351,783
IDEX Corp.	14,586	779,184
ITT Corp.	16,293	463,210
Kennametal, Inc.	14,015	547,146
Lincoln Electric Holdings, Inc.	14,672	794,929
Nordson Corp.	10,083	664,974
Oshkosh Corp.*	15,433	655,748
SPX Corp.	8,308	656,000
Terex Corp.*	19,569	673,565
Timken Co.	14,151	800,664
Trinity Industries, Inc.	14,039	636,388
Valmont Industries, Inc.	4,184	658,018
Wabtec Corp.	8,505	868,445
Woodward, Inc.	10,649	423,404

		12,955,548

Marine (0.2%)
Kirby Corp.*	10,058	772,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Matson, Inc.	7,540	$185,484

		957,938

Professional Services (0.5%)
Corporate Executive Board Co.	5,890	342,562
FTI Consulting, Inc.*	7,178	270,324
Manpower, Inc.	13,589	770,768
Towers Watson & Co., Class A	10,022	694,725

		2,078,379

Road & Rail (1.2%)
Con-way, Inc.	9,964	350,832
Genesee & Wyoming, Inc., Class A*	8,747	814,433
J.B. Hunt Transport Services, Inc.	16,014	1,192,723
Kansas City Southern	19,522	2,164,990
Landstar System, Inc.	8,227	469,679
Werner Enterprises, Inc.	7,899	190,682

		5,183,339

Trading Companies & Distributors (0.5%)
GATX Corp.	8,309	431,819
MSC Industrial Direct Co., Inc., Class A	8,349	716,177
United Rentals, Inc.*	16,438	903,597
Watsco, Inc.	5,306	446,659

		2,498,252

Total Industrials		41,552,100

Information Technology (8.1%)
Communications Equipment (0.5%)
ADTRAN, Inc.	10,909	214,362
Ciena Corp.*	17,911	286,755
InterDigital, Inc.	7,325	350,355
Plantronics, Inc.	7,531	332,795
Polycom, Inc.*	31,307	346,882
Riverbed Technology, Inc.*	28,896	430,839
Tellabs, Inc.	59,304	123,945

		2,085,933

Computers & Peripherals (0.4%)
Diebold, Inc.	11,156	338,250
Lexmark International, Inc., Class A	11,167	294,809
NCR Corp.*	28,962	798,193
QLogic Corp.*	16,084	186,574

		1,617,826

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	18,775	762,640
Avnet, Inc.*	24,301	879,696
Ingram Micro, Inc., Class A*	26,563	522,760
Itron, Inc.*	6,908	320,531
National Instruments Corp.	16,812	550,593
Tech Data Corp.*	6,684	304,857
Trimble Navigation Ltd.*	45,558	1,364,918
Vishay Intertechnology, Inc.*	23,365	317,998

		5,023,993

Internet Software & Services (0.9%)
AOL, Inc.*	13,626	524,465
Equinix, Inc.*	8,673	1,876,057
Monster Worldwide, Inc.*	20,734	105,121
Rackspace Hosting, Inc.*	19,576	988,197
ValueClick, Inc.*	12,588	371,975

		3,865,815

IT Services (1.7%)
Acxiom Corp.*	13,045	266,118
Alliance Data Systems Corp.*	8,887	1,438,716
Broadridge Financial Solutions, Inc.	21,531	534,830
Convergys Corp.	18,753	319,364
CoreLogic, Inc.*	17,299	447,352
DST Systems, Inc.	5,343	380,796
Gartner, Inc.*	16,503	897,928
Global Payments, Inc.	13,992	694,843
Jack Henry & Associates, Inc.	15,236	704,056
Lender Processing Services, Inc.	14,972	381,187
ManTech International Corp., Class A	4,193	112,666
NeuStar, Inc., Class A*	11,727	545,657
VeriFone Systems, Inc.*	19,103	395,050
WEX, Inc.*	6,843	537,175

		7,655,738

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	9,021	425,160

Semiconductors & Semiconductor Equipment (1.1%)
Atmel Corp.*	77,832	541,711
Cree, Inc.*	20,635	1,128,941
Cypress Semiconductor Corp.*	23,801	262,525
Fairchild Semiconductor International, Inc.*	22,459	317,570
Integrated Device Technology, Inc.*	25,711	192,061
International Rectifier Corp.*	12,224	258,538
Intersil Corp., Class A	22,365	194,799
MEMC Electronic Materials, Inc.*	40,929	180,088
RF Micro Devices, Inc.*	49,510	263,393
Semtech Corp.*	11,705	414,240
Silicon Laboratories, Inc.*	6,780	280,421
Skyworks Solutions, Inc.*	33,945	747,808

		4,782,095

Software (2.3%)
ACI Worldwide, Inc.*	6,957	339,919
Advent Software, Inc.*	5,555	155,373
ANSYS, Inc.*	16,475	1,341,395
Cadence Design Systems, Inc.*	49,867	694,647
CommVault Systems, Inc.*	7,674	629,115
Compuware Corp.*	37,524	469,050
Concur Technologies, Inc.*	8,055	553,056
FactSet Research Systems, Inc.	7,184	665,238
Fair Isaac Corp.	6,302	287,938
Informatica Corp.*	19,063	657,102
Mentor Graphics Corp.	16,664	300,785
MICROS Systems, Inc.*	14,063	640,007
PTC, Inc.*	21,115	538,221
Rovi Corp.*	18,413	394,222
SolarWinds, Inc.*	10,927	645,786
Solera Holdings, Inc.	12,209	712,151
Synopsys, Inc.*	27,212	976,367
TIBCO Software, Inc.*	27,527	556,596

		10,556,968

Total Information Technology		36,013,528

Materials (3.6%)
Chemicals (1.4%)
Albemarle Corp.	15,788	987,066
Ashland, Inc.	13,017	967,163
Cabot Corp.	10,546	360,673
Cytec Industries, Inc.	7,923	586,936
Intrepid Potash, Inc.	9,465	177,563
Minerals Technologies, Inc.	6,209	257,735
NewMarket Corp.	1,989	517,856
Olin Corp.	14,153	356,939
RPM International, Inc.	23,403	739,067
Scotts Miracle-Gro Co., Class A	6,829	295,286
Sensient Technologies Corp.	8,822	344,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	14,867	$925,471

		6,516,607

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	8,138	830,239

Containers & Packaging (0.9%)
AptarGroup, Inc.	11,745	673,576
Greif, Inc., Class A	5,404	289,762
Packaging Corp. of America	17,418	781,546
Rock-Tenn Co., Class A	12,785	1,186,320
Silgan Holdings, Inc.	8,045	380,126
Sonoco Products Co.	17,911	626,706

		3,938,036

Metals & Mining (0.9%)
Carpenter Technology Corp.	7,837	386,286
Commercial Metals Co.	20,599	326,494
Compass Minerals International, Inc.	5,919	467,009
Reliance Steel & Aluminum Co.	13,491	960,155
Royal Gold, Inc.	11,536	819,402
Steel Dynamics, Inc.	38,946	618,073
Worthington Industries, Inc.	9,329	289,012

		3,866,431

Paper & Forest Products (0.2%)
Domtar Corp.	6,187	480,235
Louisiana-Pacific Corp.*	24,669	532,850

		1,013,085

Total Materials		16,164,398

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
tw telecom, Inc.*	26,852	676,402

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	17,785	374,730

Total Telecommunication Services		1,051,132

Utilities (2.7%)
Electric Utilities (1.1%)
Cleco Corp.	10,812	508,488
Great Plains Energy, Inc.	27,145	629,493
Hawaiian Electric Industries, Inc.	17,359	481,018
IDACORP, Inc.	8,882	428,734
NV Energy, Inc.	41,627	833,789
OGE Energy Corp.	17,553	1,228,359
PNM Resources, Inc.	14,020	326,526
Westar Energy, Inc.	22,445	744,725

		5,181,132

Gas Utilities (0.8%)
Atmos Energy Corp.	15,988	682,528
National Fuel Gas Co.	14,778	906,630
Questar Corp.	30,986	753,889
UGI Corp.	20,075	770,679
WGL Holdings, Inc.	9,157	403,824

		3,517,550

Multi-Utilities (0.6%)
Alliant Energy Corp.	19,651	986,087
Black Hills Corp.	7,834	345,010
MDU Resources Group, Inc.	33,373	833,991
Vectren Corp.	14,526	514,511

		2,679,599

Water Utilities (0.2%)
Aqua America, Inc.	24,843	781,064

Total Utilities		12,159,345

Total Investments (53.2%) (Cost $161,347,335)		238,073,054
Other Assets Less Liabilities (46.8%)		209,283,011

Net Assets (100%)		$447,356,065

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	171	June-13	$15,783,056	$16,226,190	$443,134
S&P 500 E-Mini Index	203	June-13	15,552,737	15,861,405	308,668
S&P MidCap 400 E-Mini Index	1,540	June-13	171,439,202	177,254,000	5,814,798

					$6,566,600

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,745,905	$—	$—	$29,745,905
Consumer Staples	8,772,506	—	—	8,772,506
Energy	14,269,693	—	—	14,269,693
Financials	55,351,125	—	—	55,351,125
Health Care	22,993,322	—	—	22,993,322
Industrials	41,552,100	—	—	41,552,100
Information Technology	36,013,528	—	—	36,013,528
Materials	15,874,636	289,762	—	16,164,398
Telecommunication Services	1,051,132	—	—	1,051,132
Utilities	12,159,345	—	—	12,159,345
Futures	6,566,600	—	—	6,566,600

Total Assets	$244,349,892	$289,762	$—	$244,639,654

Total Liabilities	$—	$—	$—	$—

Total	$244,349,892	$289,762	$—	$244,639,654

(a)	A security with a market value of $289,762 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,893,199
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,979,966

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,016,951
Aggregate gross unrealized depreciation	(7,789,541)

Net unrealized appreciation	$76,227,410

Federal income tax cost of investments	$161,845,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	32,945	$449,699
Cooper Tire & Rubber Co.	28,708	736,647
Dana Holding Corp.	65,815	1,173,481
Dorman Products, Inc.	11,331	421,627
Drew Industries, Inc.	8,888	322,723
Exide Technologies, Inc.*	34,199	92,337
Federal-Mogul Corp.*	11,752	70,865
Fuel Systems Solutions, Inc.*	9,312	153,369
Gentherm, Inc.*	13,093	214,463
Modine Manufacturing Co.*	21,488	195,541
Shiloh Industries, Inc.	1,076	11,589
Spartan Motors, Inc.	7,178	38,115
Standard Motor Products, Inc.	8,561	237,311
Stoneridge, Inc.*	8,274	63,131
Superior Industries International, Inc.	9,197	171,800
Tenneco, Inc.*	29,081	1,143,174
Tower International, Inc.*	1,156	16,184

		5,512,056

Automobiles (0.0%)
Winnebago Industries, Inc.*	13,541	279,486

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,094	261,373
Pool Corp.	21,224	1,018,752
VOXX International Corp.*	3,877	41,523
Weyco Group, Inc.	1,378	33,775

		1,355,423

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	8,035	280,341
Ascent Capital Group, Inc., Class A*	6,468	481,478
Bridgepoint Education, Inc.*	10,299	105,359
Bright Horizons Family Solutions, Inc.*	5,366	181,317
Capella Education Co.*	6,807	211,970
Career Education Corp.*	25,060	59,392
Carriage Services, Inc.	3,259	69,254
Coinstar, Inc.*	14,257	832,894
Collectors Universe	1,230	14,477
Corinthian Colleges, Inc.*	16,268	34,163
Education Management Corp.*	21,652	79,463
Grand Canyon Education, Inc.*	18,394	467,024
Hillenbrand, Inc.	25,403	642,188
K12, Inc.*	12,053	290,598
LifeLock, Inc.*	8,423	81,113
Lincoln Educational Services Corp.	6,449	37,791
Mac-Gray Corp.	2,455	31,424
Matthews International Corp., Class A	14,651	511,173
National American University Holdings, Inc.	1,808	7,051
Regis Corp.	26,243	477,360
Sotheby’s, Inc.	30,763	1,150,844
Steiner Leisure Ltd.*	6,676	322,851
Stewart Enterprises, Inc., Class A	37,523	348,589
Strayer Education, Inc.	5,975	289,071
Universal Technical Institute, Inc.	9,480	119,732

		7,126,917

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc.*	9,659	350,911
Ameristar Casinos, Inc.	14,061	368,820
Biglari Holdings, Inc.*	582	217,197
BJ’s Restaurants, Inc.*	12,017	399,926
Bloomin’ Brands, Inc.*	7,881	140,833
Bluegreen Corp.*	3,125	30,750
Bob Evans Farms, Inc.	13,738	585,514
Boyd Gaming Corp.*	24,954	206,370
Bravo Brio Restaurant Group, Inc.*	8,859	140,238
Buffalo Wild Wings, Inc.*	8,133	711,881
Caesars Entertainment Corp.*	16,178	256,583
Carrols Restaurant Group, Inc.*	3,259	16,914
CEC Entertainment, Inc.	9,837	322,162
Cheesecake Factory, Inc.	25,506	984,787
Churchill Downs, Inc.	5,656	396,146
Chuy’s Holdings, Inc.*	1,385	45,123
Cracker Barrel Old Country Store, Inc.	8,798	711,318
Del Frisco’s Restaurant Group, Inc.*	1,140	18,924
Denny’s Corp.*	48,264	278,483
DineEquity, Inc.	8,127	559,056
Domino’s Pizza, Inc.	27,034	1,390,629
Einstein Noah Restaurant Group, Inc.	1,283	19,027
Fiesta Restaurant Group, Inc.*	3,352	89,063
Frisch’s Restaurants, Inc.	576	10,333
Ignite Restaurant Group, Inc.*	5,981	87,801
International Speedway Corp., Class A	14,139	462,062
Interval Leisure Group, Inc.	19,483	423,560
Isle of Capri Casinos, Inc.*	13,830	86,991
Jack in the Box, Inc.*	20,039	693,149
Jamba, Inc.*	16,804	47,891
Krispy Kreme Doughnuts, Inc.*	28,643	413,605
Life Time Fitness, Inc.*	20,384	872,027
Luby’s, Inc.*	4,316	32,284
Marcus Corp.	12,091	151,017
Marriott Vacations Worldwide Corp.*	12,289	527,321
Monarch Casino & Resort, Inc.*	1,948	18,954
Morgans Hotel Group Co.*	4,440	26,285
MTR Gaming Group, Inc.*	4,617	15,236
Multimedia Games Holding Co., Inc.*	12,042	251,317
Nathan’s Famous, Inc.*	526	22,223
Orient-Express Hotels Ltd., Class A*	45,141	445,090
Papa John’s International, Inc.*	8,691	537,278
Pinnacle Entertainment, Inc.*	27,292	399,009
Premier Exhibitions, Inc.*	4,893	13,015
Red Lion Hotels Corp.*	2,697	19,176
Red Robin Gourmet Burgers, Inc.*	6,570	299,592
Ruby Tuesday, Inc.*	28,196	207,805
Ruth’s Hospitality Group, Inc.*	7,379	70,396
Scientific Games Corp., Class A*	26,997	236,224
SHFL Entertainment, Inc.*	25,662	425,219
Six Flags Entertainment Corp.	17,789	1,289,347
Sonic Corp.*	25,569	329,329
Speedway Motorsports, Inc.	8,267	148,723
Texas Roadhouse, Inc.	31,036	626,617
Town Sports International Holdings, Inc.	5,433	51,396
Vail Resorts, Inc.	17,537	1,092,906
WMS Industries, Inc.*	25,294	637,662

		19,211,495

Household Durables (0.6%)
American Greetings Corp., Class A	16,442	264,716
Bassett Furniture Industries, Inc.	2,283	36,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Beazer Homes USA, Inc.*	10,140	$160,618
Blyth, Inc.	4,764	82,703
Cavco Industries, Inc.*	2,544	121,018
CSS Industries, Inc.	2,003	52,018
Ethan Allen Interiors, Inc.	10,260	337,759
Flexsteel Industries, Inc.	873	21,598
Helen of Troy Ltd.*	14,081	540,147
Hooker Furniture Corp.	2,125	33,872
Hovnanian Enterprises, Inc., Class A*	47,110	271,825
iRobot Corp.*	11,256	288,829
KB Home	38,246	832,615
La-Z-Boy, Inc.	22,568	425,858
Libbey, Inc.*	10,008	193,455
Lifetime Brands, Inc.	1,886	21,519
M.D.C. Holdings, Inc.	18,707	685,612
M/I Homes, Inc.*	11,704	286,163
Meritage Homes Corp.*	14,590	683,687
NACCO Industries, Inc., Class A	2,376	126,783
Ryland Group, Inc.	20,582	856,623
Skullcandy, Inc.*	11,763	62,109
Standard Pacific Corp.*	53,390	461,290
TRI Pointe Homes, Inc.*	3,179	64,057
Universal Electronics, Inc.*	6,559	152,497
Zagg, Inc.*	14,726	107,205

		7,171,013

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	26,519	131,799
Blue Nile, Inc.*	5,340	183,963
CafePress, Inc.*	923	5,547
Geeknet, Inc.*	879	12,983
HSN, Inc.	16,424	901,021
Kayak Software Corp.*	2,907	116,164
Nutrisystem, Inc.	13,620	115,498
Orbitz Worldwide, Inc.*	4,839	27,631
Overstock.com, Inc.*	3,656	45,042
PetMed Express, Inc.	8,383	112,458
Shutterfly, Inc.*	15,330	677,126
U.S. Auto Parts Network, Inc.*	12,247	14,696
Vitacost.com, Inc.*	4,453	32,195

		2,376,123

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	5,554	242,710
Black Diamond, Inc.*	5,843	53,230
Brunswick Corp.	42,143	1,442,133
Callaway Golf Co.	28,417	188,121
JAKKS Pacific, Inc.	12,147	127,422
Johnson Outdoors, Inc., Class A*	1,162	27,702
LeapFrog Enterprises, Inc.*	20,212	173,015
Marine Products Corp.	9,940	73,158
Smith & Wesson Holding Corp.*	27,778	250,002
Steinway Musical Instruments, Inc.*	1,755	42,155
Sturm Ruger & Co., Inc.	8,040	407,869

		3,027,517

Media (0.7%)
Arbitron, Inc.	13,175	617,512
Beasley Broadcasting Group, Inc., Class A	632	3,729
Belo Corp., Class A	42,207	414,895
Carmike Cinemas, Inc.*	3,831	69,418
Central European Media Enterprises Ltd., Class A*	17,727	74,808
Crown Media Holdings, Inc., Class A*	47,285	96,934
Cumulus Media, Inc., Class A*	50,007	168,524
Daily Journal Corp.*	180	19,980
Digital Generation, Inc.*	14,363	92,354
Entercom Communications Corp., Class A*	12,390	92,182
Entravision Communications Corp., Class A	35,923	114,594
EW Scripps Co., Class A*	11,114	133,701
Fisher Communications, Inc.	2,259	88,643
Global Sources Ltd.*	12,078	91,310
Harte-Hanks, Inc.	18,749	146,055
Journal Communications, Inc., Class A*	20,627	138,614
LIN TV Corp., Class A*	11,400	125,286
Lions Gate Entertainment Corp.*	37,857	899,861
Live Nation Entertainment, Inc.*	66,560	823,347
Martha Stewart Living Omnimedia, Inc., Class A*	5,744	15,164
McClatchy Co., Class A*	18,193	52,760
MDC Partners, Inc., Class A	13,450	217,487
Meredith Corp.	17,986	688,144
National CineMedia, Inc.	25,948	409,459
New York Times Co., Class A*	67,599	662,470
Nexstar Broadcasting Group, Inc., Class A	5,181	93,258
Outdoor Channel Holdings, Inc.	2,786	24,851
ReachLocal, Inc.*	8,519	127,444
Reading International, Inc., Class A*	3,217	18,015
Rentrak Corp.*	1,938	42,597
Saga Communications, Inc., Class A	974	45,057
Salem Communications Corp., Class A	1,990	15,781
Scholastic Corp.	12,912	344,105
Shutterstock, Inc.*	2,545	114,474
Sinclair Broadcast Group, Inc., Class A	22,222	449,773
Valassis Communications, Inc.	21,591	644,923
Value Line, Inc.	5,123	48,259
World Wrestling Entertainment, Inc., Class A	7,520	66,326

		8,292,094

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	10,317	134,121
Fred’s, Inc., Class A	15,378	210,371
Gordmans Stores, Inc.*	6,485	75,940
Saks, Inc.*	49,528	568,086
Tuesday Morning Corp.*	18,878	146,493

		1,135,011

Specialty Retail (1.7%)
Aeropostale, Inc.*	36,037	490,103
America’s Car-Mart, Inc.*	3,779	176,630
ANN, Inc.*	21,662	628,631
Asbury Automotive Group, Inc.*	13,486	494,801
Barnes & Noble, Inc.*	12,896	212,139
bebe stores, Inc.	23,146	96,519
Big 5 Sporting Goods Corp.	8,176	127,627
Body Central Corp.*	3,222	30,287
Brown Shoe Co., Inc.	19,871	317,936
Buckle, Inc.	13,307	620,772
Cabela’s, Inc.*	21,408	1,301,178
Cato Corp., Class A	12,040	290,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Children’s Place Retail Stores, Inc.*	11,908	$533,717
Citi Trends, Inc.*	6,360	65,063
Conn’s, Inc.*	8,635	309,997
Destination Maternity Corp.	3,758	87,937
Destination XL Group, Inc.*	8,654	44,049
Express, Inc.*	41,030	730,744
Finish Line, Inc., Class A	23,147	453,450
Five Below, Inc.*	4,964	188,086
Francesca’s Holdings Corp.*	15,933	456,640
Genesco, Inc.*	10,779	647,710
Group 1 Automotive, Inc.	10,015	601,601
Haverty Furniture Cos., Inc.	6,929	142,460
hhgregg, Inc.*	9,912	109,528
Hibbett Sports, Inc.*	11,971	673,608
Hot Topic, Inc.	18,955	263,095
Jos. A. Bank Clothiers, Inc.*	12,858	513,034
Kirkland’s, Inc.*	4,536	51,983
Lithia Motors, Inc., Class A	11,028	523,609
Lumber Liquidators Holdings, Inc.*	12,642	887,721
MarineMax, Inc.*	4,334	58,899
Mattress Firm Holding Corp.*	5,279	182,337
Men’s Wearhouse, Inc.	24,640	823,469
Monro Muffler Brake, Inc.	15,098	599,542
New York & Co., Inc.*	6,145	25,133
Office Depot, Inc.*	138,460	544,148
OfficeMax, Inc.	39,089	453,823
Orchard Supply Hardware Stores Corp., Class A*	339	1,342
Penske Automotive Group, Inc.	19,710	657,526
PEP Boys-Manny, Moe & Jack*	24,944	294,090
Perfumania Holdings, Inc.*	971	5,593
Pier 1 Imports, Inc.	43,782	1,006,986
RadioShack Corp.	46,019	154,624
Rent-A-Center, Inc.	27,777	1,026,082
Restoration Hardware Holdings, Inc.*	3,725	130,375
rue21, Inc.*	6,781	199,294
Select Comfort Corp.*	25,336	500,893
Shoe Carnival, Inc.	5,348	109,313
Sonic Automotive, Inc., Class A	19,514	432,430
Stage Stores, Inc.	14,144	366,047
Stein Mart, Inc.	18,041	151,184
Systemax, Inc.	8,257	81,744
Tilly’s, Inc., Class A*	7,449	94,751
Vitamin Shoppe, Inc.*	13,231	646,334
West Marine, Inc.*	3,160	36,119
Wet Seal, Inc., Class A*	42,089	127,109
Winmark Corp.	572	36,030
Zumiez, Inc.*	10,166	232,801

		21,049,319

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.	5,151	70,569
Columbia Sportswear Co.	5,625	325,575
Crocs, Inc.*	42,249	626,130
Culp, Inc.	1,776	28,256
Delta Apparel, Inc.*	1,427	23,503
Fifth & Pacific Cos., Inc.*	54,731	1,033,321
G-III Apparel Group Ltd.*	7,405	297,015
Iconix Brand Group, Inc.*	33,459	865,584
Jones Group, Inc.	40,242	511,878
K-Swiss, Inc., Class A*	8,560	40,574
Maidenform Brands, Inc.*	11,521	201,963
Movado Group, Inc.	7,781	260,819
Oxford Industries, Inc.	6,609	350,938
Perry Ellis International, Inc.	6,624	120,491
Quiksilver, Inc.*	70,657	428,888
R.G. Barry Corp.	1,829	24,490
Skechers U.S.A., Inc., Class A*	16,392	346,691
Steven Madden Ltd.*	18,453	796,062
True Religion Apparel, Inc.	11,754	306,897
Tumi Holdings, Inc.*	9,846	206,175
Unifi, Inc.*	2,929	55,944
Vera Bradley, Inc.*	9,917	234,339
Wolverine World Wide, Inc.	21,773	966,068

		8,122,170

Total Consumer Discretionary		84,658,624

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,519	561,773
Central European Distribution Corp.*	30,709	10,288
Coca-Cola Bottling Co. Consolidated	2,136	128,844
Craft Brew Alliance, Inc.*	2,092	15,564
National Beverage Corp.	7,082	99,502

		815,971

Food & Staples Retailing (0.5%)
Andersons, Inc.	9,146	489,494
Arden Group, Inc., Class A	819	82,793
Casey’s General Stores, Inc.	18,174	1,059,544
Chefs’ Warehouse, Inc.*	4,153	76,706
Harris Teeter Supermarkets, Inc.	21,092	900,839
Ingles Markets, Inc., Class A	4,225	90,753
Nash Finch Co.	2,486	48,676
Natural Grocers by Vitamin Cottage, Inc.*	3,552	80,098
Pantry, Inc.*	9,940	123,952
Pricesmart, Inc.	8,176	636,338
Rite Aid Corp.*	275,067	522,627
Roundy’s, Inc.	12,929	84,943
Spartan Stores, Inc.	8,120	142,506
SUPERVALU, Inc.	97,745	492,635
Susser Holdings Corp.*	6,259	319,897
United Natural Foods, Inc.*	23,104	1,136,717
Village Super Market, Inc., Class A	2,733	92,075
Weis Markets, Inc.	5,320	216,524

		6,597,117

Food Products (0.8%)
Alico, Inc.	724	33,485
Annie’s, Inc.*	3,420	130,849
B&G Foods, Inc.	23,901	728,742
Boulder Brands, Inc.*	26,172	235,025
Calavo Growers, Inc.	3,931	113,134
Cal-Maine Foods, Inc.	7,024	298,942
Chiquita Brands International, Inc.*	21,133	163,992
Darling International, Inc.*	52,496	942,828
Diamond Foods, Inc.*	10,905	183,858
Dole Food Co., Inc.*	16,428	179,065
Farmer Bros Co.*	5,529	81,276
Fresh Del Monte Produce, Inc.	18,194	490,874
Griffin Land & Nurseries, Inc.	568	17,068
Hain Celestial Group, Inc.*	16,558	1,011,363
Inventure Foods, Inc.*	2,590	20,150
J&J Snack Foods Corp.	6,275	482,485
John B. Sanfilippo & Son, Inc.	1,616	32,288
Lancaster Colony Corp.	9,475	729,575
Lifeway Foods, Inc.	1,318	18,320
Limoneira Co.	4,867	94,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Protein Corp.*	4,121	$44,301
Pilgrim’s Pride Corp.*	27,165	249,646
Post Holdings, Inc.*	12,364	530,787
Sanderson Farms, Inc.	10,607	579,354
Seaboard Corp.	101	282,799
Seneca Foods Corp., Class A*	1,952	64,455
Snyders-Lance, Inc.	22,690	573,149
Tootsie Roll Industries, Inc.	11,271	337,124
TreeHouse Foods, Inc.*	17,033	1,109,700

		9,758,665

Household Products (0.1%)
Central Garden & Pet Co., Class A*	20,768	170,713
Harbinger Group, Inc.*	21,943	181,249
Oil-Dri Corp. of America	3,553	96,748
Orchids Paper Products Co.	1,216	28,369
Spectrum Brands Holdings, Inc.	10,604	600,081
WD-40 Co.	7,765	425,289

		1,502,449

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,249	493,022
Female Health Co.	4,073	29,489
Inter Parfums, Inc.	7,696	188,013
Medifast, Inc.*	5,757	131,950
Nature’s Sunshine Products, Inc.	6,498	99,030
Nutraceutical International Corp.	1,814	31,473
Prestige Brands Holdings, Inc.*	21,786	559,682
Revlon, Inc., Class A*	2,321	51,898
Star Scientific, Inc.*	66,996	111,213
Synutra International, Inc.*	4,193	19,707
USANA Health Sciences, Inc.*	3,843	185,732

		1,901,209

Tobacco (0.1%)
Alliance One International, Inc.*	36,301	141,211
Universal Corp.	10,529	590,045
Vector Group Ltd.	24,597	396,504

		1,127,760

Total Consumer Staples		21,703,171

Energy (3.1%)
Energy Equipment & Services (1.1%)
Basic Energy Services, Inc.*	14,824	202,644
Bolt Technology Corp.	1,698	29,647
Bristow Group, Inc.	17,329	1,142,674
C&J Energy Services, Inc.*	20,491	469,244
Cal Dive International, Inc.*	50,898	91,616
Dawson Geophysical Co.*	1,646	49,380
Dril-Quip, Inc.*	18,443	1,607,676
Exterran Holdings, Inc.*	31,820	859,140
Forbes Energy Services Ltd.*	2,684	9,877
Forum Energy Technologies, Inc.*	10,496	301,865
Geospace Technologies Corp.*	5,774	623,130
Global Geophysical Services, Inc.*	4,774	11,696
Gulf Island Fabrication, Inc.	5,676	119,537
Gulfmark Offshore, Inc., Class A	11,939	465,143
Heckmann Corp.*	56,468	242,248
Helix Energy Solutions Group, Inc.*	47,631	1,089,797
Hercules Offshore, Inc.*	72,933	541,163
Hornbeck Offshore Services, Inc.*	15,532	721,617
ION Geophysical Corp.*	61,696	420,150
Key Energy Services, Inc.*	69,434	561,027
Lufkin Industries, Inc.	14,968	993,726
Matrix Service Co.*	13,197	196,635
Mitcham Industries, Inc.*	4,850	82,062
Natural Gas Services Group, Inc.*	2,553	49,171
Newpark Resources, Inc.*	42,323	392,757
Parker Drilling Co.*	56,273	240,848
PHI, Inc. (Non-Voting)*	6,003	205,363
Pioneer Energy Services Corp.*	30,524	251,823
RigNet, Inc.*	7,713	192,362
Tesco Corp.*	13,848	185,425
TETRA Technologies, Inc.*	34,877	357,838
TGC Industries, Inc.	3,574	35,383
Vantage Drilling Co.*	91,473	160,078
Willbros Group, Inc.*	21,120	207,398

		13,110,140

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	43,817	101,217
Adams Resources & Energy, Inc.	410	20,910
Alon USA Energy, Inc.	3,716	70,790
Amyris, Inc.*	16,477	50,749
Apco Oil and Gas International, Inc.	13,354	165,590
Approach Resources, Inc.*	13,848	340,799
Arch Coal, Inc.	97,505	529,452
Berry Petroleum Co., Class A	23,700	1,097,073
Bill Barrett Corp.*	22,716	460,453
Bonanza Creek Energy, Inc.*	4,678	180,898
BPZ Resources, Inc.*	46,127	104,708
Callon Petroleum Co.*	14,217	52,603
Carrizo Oil & Gas, Inc.*	19,358	498,856
Ceres, Inc.*	1,363	4,743
Clayton Williams Energy, Inc.*	2,500	109,325
Clean Energy Fuels Corp.*	27,935	363,155
Cloud Peak Energy, Inc.*	30,131	565,860
Comstock Resources, Inc.*	23,614	383,727
Contango Oil & Gas Co.	5,857	234,807
Crimson Exploration, Inc.*	5,785	16,545
Crosstex Energy, Inc.	20,212	389,283
CVR Energy, Inc.	7,693	397,113
Delek U.S. Holdings, Inc.	8,806	347,485
Diamondback Energy, Inc.*	6,653	178,566
Emerald Oil, Inc.*	3,096	21,796
Endeavour International Corp.*	18,441	54,401
Energy XXI Bermuda Ltd.	36,201	985,391
EPL Oil & Gas, Inc.*	13,033	349,415
Evolution Petroleum Corp.*	4,864	49,370
Forest Oil Corp.*	54,047	284,287
Frontline Ltd.*	29,129	68,162
FX Energy, Inc.*	21,894	73,564
GasLog Ltd.	13,060	167,952
Gastar Exploration Ltd.*	24,275	42,724
Gevo, Inc.*	7,268	16,280
Goodrich Petroleum Corp.*	12,106	189,459
Green Plains Renewable Energy, Inc.*	10,465	119,720
Gulfport Energy Corp.*	34,736	1,591,951
Halcon Resources Corp.*	49,966	389,235
Hallador Energy Co.	7,639	52,709
Harvest Natural Resources, Inc.*	18,003	63,190
Isramco, Inc.*	393	38,962
KiOR, Inc., Class A*	16,777	78,013
Knightsbridge Tankers Ltd.	10,560	86,592
Kodiak Oil & Gas Corp.*	124,618	1,132,778
Magnum Hunter Resources Corp.*	59,166	237,256
Matador Resources Co.*	12,578	111,441
McMoRan Exploration Co.*	46,483	759,997
Midstates Petroleum Co., Inc.*	12,689	108,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Miller Energy Resources, Inc.*	17,009	$63,103
Nordic American Tankers Ltd.	23,132	267,175
Northern Oil and Gas, Inc.*	31,267	449,619
Oasis Petroleum, Inc.*	36,753	1,399,187
Panhandle Oil and Gas, Inc., Class A	3,525	100,991
PDC Energy, Inc.*	13,644	676,333
Penn Virginia Corp.	21,424	86,553
PetroQuest Energy, Inc.*	29,641	131,606
Quicksilver Resources, Inc.*	53,591	120,580
Renewable Energy Group, Inc.*	1,764	13,565
Rentech, Inc.	102,123	239,989
Resolute Energy Corp.*	23,335	268,586
REX American Resources Corp.*	1,101	24,354
Rex Energy Corp.*	17,289	284,923
Rosetta Resources, Inc.*	23,771	1,131,024
Sanchez Energy Corp.*	6,889	137,229
Saratoga Resources, Inc.*	4,171	11,095
Scorpio Tankers, Inc.*	43,192	385,273
SemGroup Corp., Class A*	20,626	1,066,777
Ship Finance International Ltd.	22,173	391,132
Solazyme, Inc.*	19,025	148,585
Stone Energy Corp.*	24,308	528,699
Swift Energy Co.*	20,210	299,310
Synergy Resources Corp.*	22,244	152,594
Targa Resources Corp.	13,307	904,344
Teekay Tankers Ltd., Class A	29,755	84,802
Triangle Petroleum Corp.*	18,959	125,129
Uranerz Energy Corp.*	13,819	17,550
Uranium Energy Corp.*	19,241	42,330
VAALCO Energy, Inc.*	24,325	184,627
W&T Offshore, Inc.	15,755	223,721
Warren Resources, Inc.*	16,260	52,195
Western Refining, Inc.	27,076	958,761
Westmoreland Coal Co.*	7,665	87,074
ZaZa Energy Corp.*	24,297	43,978

		24,840,636

Total Energy		37,950,776

Financials (11.9%)
Capital Markets (1.3%)
Apollo Investment Corp.	95,950	802,142
Arlington Asset Investment Corp., Class A	6,147	158,654
Artio Global Investors, Inc.	24,548	66,771
BGC Partners, Inc., Class A	39,170	162,947
BlackRock Kelso Capital Corp.	33,170	331,700
Calamos Asset Management, Inc., Class A	11,414	134,343
Capital Southwest Corp.	1,514	174,110
CIFC Corp.*	1,936	15,933
Cohen & Steers, Inc.	7,762	279,975
Cowen Group, Inc., Class A*	60,717	171,222
Diamond Hill Investment Group, Inc.	1,241	96,562
Duff & Phelps Corp., Class A	13,368	207,338
Evercore Partners, Inc., Class A	13,200	549,120
FBR & Co.*	5,827	110,305
Fidus Investment Corp.	5,081	97,301
Fifth Street Finance Corp.	48,753	537,258
Financial Engines, Inc.	20,572	745,118
FXCM, Inc., Class A	12,249	167,566
GAMCO Investors, Inc., Class A	3,161	167,881
GFI Group, Inc.	35,942	120,046
Gladstone Capital Corp.	8,727	80,288
Gladstone Investment Corp.	14,731	107,684
Golub Capital BDC, Inc.	8,651	142,828
Greenhill & Co., Inc.	13,382	714,331
GSV Capital Corp.*	9,106	75,216
Harris & Harris Group, Inc.*	12,485	44,946
Hercules Technology Growth Capital, Inc.	25,077	307,193
HFF, Inc., Class A	16,922	337,256
Horizon Technology Finance Corp.	4,183	61,114
ICG Group, Inc.*	17,359	216,640
INTL FCStone, Inc.*	7,488	130,366
Investment Technology Group, Inc.*	18,916	208,833
JMP Group, Inc.	4,690	32,408
KCAP Financial, Inc.	14,331	154,345
Knight Capital Group, Inc., Class A*	83,574	310,895
Ladenburg Thalmann Financial Services, Inc.*	81,347	135,036
Main Street Capital Corp.	14,112	452,854
Manning & Napier, Inc.	5,559	91,946
MCG Capital Corp.	33,978	162,415
Medallion Financial Corp.	3,843	50,804
Medley Capital Corp.	10,381	164,539
MVC Capital, Inc.	13,105	168,137
New Mountain Finance Corp.	9,922	145,060
NGP Capital Resources Co.	15,085	107,254
OFS Capital Corp.	1,289	18,046
Oppenheimer Holdings, Inc., Class A	4,040	78,659
PennantPark Investment Corp.	28,061	316,809
Piper Jaffray Cos., Inc.*	6,964	238,865
Prospect Capital Corp.	89,587	977,394
Pzena Investment Management, Inc., Class A	10,115	65,748
Safeguard Scientifics, Inc.*	9,257	146,261
Solar Capital Ltd.	19,791	464,891
Solar Senior Capital Ltd.	3,569	68,525
Stellus Capital Investment Corp.	1,667	24,705
Stifel Financial Corp.*	28,726	995,930
SWS Group, Inc.*	12,066	72,999
TCP Capital Corp.	6,386	101,921
THL Credit, Inc.	9,683	145,051
TICC Capital Corp.	19,644	195,261
Triangle Capital Corp.	11,420	319,646
Virtus Investment Partners, Inc.*	2,612	486,563
Walter Investment Management Corp.*	16,457	613,023
Westwood Holdings Group, Inc.	4,091	181,763
WhiteHorse Finance, Inc.	1,204	19,059
WisdomTree Investments, Inc.*	26,948	280,259

		15,310,058

Commercial Banks (3.2%)
1st Source Corp.	6,714	159,122
1st United Bancorp, Inc./Florida	17,749	114,659
Access National Corp.	2,029	33,276
American National Bankshares, Inc.	2,009	43,314
Ameris Bancorp*	4,921	70,616
Ames National Corp.	2,491	51,962
Arrow Financial Corp.	6,761	166,591
BancFirst Corp.	3,256	135,775
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,897	294,332
Bancorp, Inc./Delaware*	13,605	188,429
BancorpSouth, Inc.	43,601	710,696
Bank of Kentucky Financial Corp.	1,855	50,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Marin Bancorp/California	1,918	$76,893
Bank of the Ozarks, Inc.	14,169	628,395
Banner Corp.	8,210	261,324
Bar Harbor Bankshares	930	33,991
BBCN Bancorp, Inc.	35,421	462,598
Berkshire Bancorp, Inc./New York	546	4,559
Boston Private Financial Holdings, Inc.	36,650	362,102
Bridge Bancorp, Inc.	2,649	56,980
Bridge Capital Holdings*	3,407	51,923
Bryn Mawr Bank Corp.	7,421	172,761
BSB Bancorp, Inc./Massachusetts*	1,884	26,018
C&F Financial Corp.	1,022	41,851
Camden National Corp.	3,731	123,421
Capital Bank Financial Corp., Class A*	6,008	103,097
Capital City Bank Group, Inc.*	11,203	138,357
Cardinal Financial Corp.	12,913	234,758
Cascade Bancorp*	13,373	90,401
Cathay General Bancorp	37,328	751,039
Center Bancorp, Inc.	3,528	43,853
Centerstate Banks, Inc.	9,604	82,402
Central Pacific Financial Corp.*	11,306	177,504
Century Bancorp, Inc./Massachusetts, Class A	907	30,756
Chemical Financial Corp.	12,012	316,877
Citizens & Northern Corp.	3,739	72,911
Citizens Republic Bancorp, Inc.*	18,341	413,590
City Holding Co.	6,502	258,715
CNB Financial Corp./Pennsylvania	3,532	60,221
CoBiz Financial, Inc.	11,966	96,685
Columbia Banking System, Inc.	18,885	415,092
Community Bank System, Inc.	17,072	505,843
Community Trust Bancorp, Inc.	7,147	243,212
ConnectOne Bancorp, Inc.*	238	7,438
Crescent Financial Bancshares, Inc.*	334	1,316
CVB Financial Corp.	40,648	458,103
Eagle Bancorp, Inc.*	8,620	188,692
Enterprise Bancorp, Inc./Massachusetts	1,469	24,900
Enterprise Financial Services Corp.	5,968	85,581
F.N.B. Corp./Pennsylvania	64,050	775,005
Farmers National Banc Corp.	3,548	22,388
Fidelity Southern Corp.*	2,191	25,197
Financial Institutions, Inc.	4,776	95,329
First Bancorp, Inc./Maine	4,857	87,475
First Bancorp/North Carolina	5,177	69,838
First BanCorp/Puerto Rico*	36,762	229,027
First Busey Corp.	16,699	76,314
First California Financial Group, Inc.*	11,942	101,746
First Commonwealth Financial Corp.	49,659	370,456
First Community Bancshares, Inc./Virginia	6,290	99,697
First Connecticut Bancorp, Inc./Connecticut	6,192	91,208
First Financial Bancorp	27,348	438,935
First Financial Bankshares, Inc.	14,418	700,715
First Financial Corp./Indiana	4,868	153,293
First Interstate Bancsystem, Inc.	8,702	163,685
First Merchants Corp.	13,212	204,390
First Midwest Bancorp, Inc./Illinois	34,606	459,568
First of Long Island Corp.	2,837	84,117
FirstMerit Corp.	52,651	870,321
FNB United Corp.*	6,044	58,989
German American Bancorp, Inc.	4,152	95,538
Glacier Bancorp, Inc.	33,062	627,517
Great Southern Bancorp, Inc.	6,027	146,999
Guaranty Bancorp*	17,340	36,414
Hancock Holding Co.	34,847	1,077,469
Hanmi Financial Corp.*	15,611	249,776
Heartland Financial USA, Inc.	7,671	193,846
Heritage Commerce Corp.*	5,224	35,158
Heritage Financial Corp./Washington	5,136	74,472
Heritage Oaks Bancorp*	4,373	24,926
Home BancShares, Inc./Arkansas	10,636	400,658
HomeTrust Bancshares, Inc.*	4,904	77,483
Horizon Bancorp/Indiana	1,964	39,692
Hudson Valley Holding Corp.	7,006	104,459
IBERIABANK Corp.	14,480	724,290
Independent Bank Corp./Massachusetts	9,719	316,742
International Bancshares Corp.	24,748	514,758
Investors Bancorp, Inc.	22,403	420,728
Lakeland Bancorp, Inc.	13,585	133,812
Lakeland Financial Corp.	6,806	181,652
MainSource Financial Group, Inc.	10,456	146,802
MB Financial, Inc.	26,990	652,348
Mercantile Bank Corp	2,170	36,261
Merchants Bancshares, Inc.	1,622	48,879
Metro Bancorp, Inc.*	3,848	63,646
MetroCorp Bancshares, Inc.*	4,472	45,122
Middleburg Financial Corp.	1,102	21,390
MidSouth Bancorp, Inc.	7,594	123,478
MidWestOne Financial Group, Inc.	1,488	35,429
National Bank Holdings Corp., Class A	1,333	24,394
National Bankshares, Inc./Virginia	2,414	84,321
National Penn Bancshares, Inc.	59,273	633,628
NBT Bancorp, Inc.	19,944	441,760
Northrim BanCorp, Inc.	1,670	37,525
Old National Bancorp/Indiana	48,242	663,328
OmniAmerican Bancorp, Inc.*	4,633	117,122
Oriental Financial Group, Inc.	22,941	355,815
Pacific Continental Corp.	5,600	62,552
Pacific Mercantile Bancorp*	2,148	12,566
PacWest Bancorp	13,904	404,745
Park National Corp.	5,501	383,915
Park Sterling Corp.*	13,514	76,219
Peapack-Gladstone Financial Corp.	2,161	32,221
Penns Woods Bancorp, Inc.	1,964	80,465
Peoples Bancorp, Inc./Ohio	4,151	92,941
Pinnacle Financial Partners, Inc.*	14,312	334,328
Preferred Bank/California*	2,719	42,906
PrivateBancorp, Inc.	27,599	521,897
Prosperity Bancshares, Inc.	22,331	1,058,266
Renasant Corp.	12,062	269,948
Republic Bancorp, Inc./Kentucky, Class A	6,952	157,393
S&T Bancorp, Inc.	12,860	238,424
Sandy Spring Bancorp, Inc.	10,168	204,377
SCBT Financial Corp.	9,062	456,725
Seacoast Banking Corp. of Florida*	19,694	41,160
Sierra Bancorp	9,454	124,320
Simmons First National Corp., Class A	8,202	207,675
Southside Bancshares, Inc.	7,163	150,495
Southwest Bancorp, Inc./Oklahoma*	10,775	135,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
State Bank Financial Corp.	15,596	$255,307
StellarOne Corp.	10,854	175,292
Sterling Bancorp/New York	17,411	176,896
Sterling Financial Corp./Washington	13,262	287,653
Suffolk Bancorp*	4,978	70,887
Sun Bancorp, Inc./New Jersey*	15,403	52,524
Susquehanna Bancshares, Inc.	83,441	1,037,172
SY Bancorp, Inc.	5,792	130,320
Taylor Capital Group, Inc.*	8,903	142,359
Texas Capital Bancshares, Inc.*	18,067	730,810
Tompkins Financial Corp.	4,240	179,267
TowneBank/Virginia	10,938	163,742
Trico Bancshares	5,563	95,127
Trustmark Corp.	28,819	720,763
UMB Financial Corp.	14,817	727,070
Umpqua Holdings Corp.	54,851	727,324
Union First Market Bankshares Corp.	9,776	191,219
United Bankshares, Inc./West Virginia	23,054	613,467
United Community Banks, Inc./Georgia*	18,928	214,644
Univest Corp. of Pennsylvania	8,146	141,903
Virginia Commerce Bancorp, Inc.*	5,593	78,582
Washington Banking Co.	4,695	65,448
Washington Trust Bancorp, Inc.	6,312	172,823
Webster Financial Corp.	34,615	839,760
WesBanco, Inc.	10,185	243,931
West Bancorp, Inc.	3,943	43,767
West Coast Bancorp/Oregon	8,653	210,095
Westamerica Bancorp	13,907	630,404
Western Alliance Bancorp*	33,380	461,979
Wilshire Bancorp, Inc.*	28,745	194,891
Wintrust Financial Corp.	16,699	618,531

		38,791,973

Consumer Finance (0.5%)
Asset Acceptance Capital Corp.*	4,223	28,463
Asta Funding, Inc.	1,952	18,739
Cash America International, Inc.	14,601	766,114
Credit Acceptance Corp.*	3,438	419,917
DFC Global Corp.*	21,563	358,808
Encore Capital Group, Inc.*	9,829	295,853
EZCORP, Inc., Class A*	23,395	498,314
First Cash Financial Services, Inc.*	13,070	762,504
First Marblehead Corp.*	17,832	18,010
Green Dot Corp., Class A*	10,930	182,640
Nelnet, Inc., Class A	11,507	388,937
Netspend Holdings, Inc.*	10,312	163,858
Nicholas Financial, Inc.	2,878	42,307
Portfolio Recovery Associates, Inc.* .	8,492	1,077,805
Regional Management Corp.*	1,845	37,269
World Acceptance Corp.*	4,768	409,428

		5,468,966

Diversified Financial Services (0.2%)
California First National Bancorp	2,244	38,799
Gain Capital Holdings, Inc.	5,021	22,393
MarketAxess Holdings, Inc.	16,798	626,565
Marlin Business Services Corp.	3,415	79,194
MicroFinancial, Inc.	2,183	18,403
NewStar Financial, Inc.*	12,703	168,061
PHH Corp.*	25,352	556,730
PICO Holdings, Inc.*	10,984	243,845
Resource America, Inc., Class A	2,590	25,796

		1,779,786

Insurance (1.3%)
Alterra Capital Holdings Ltd.	40,301	1,269,481
American Equity Investment Life Holding Co.	28,731	427,805
American Safety Insurance Holdings Ltd.*	3,713	92,676
AMERISAFE, Inc.	8,838	314,102
Amtrust Financial Services, Inc.	13,160	455,994
Argo Group International Holdings Ltd.	13,323	551,306
Baldwin & Lyons, Inc., Class B	5,349	127,253
Citizens, Inc./Texas*	18,312	153,638
CNO Financial Group, Inc.	95,132	1,089,261
Crawford & Co., Class B	8,069	61,244
Donegal Group, Inc., Class A	8,060	123,076
Eastern Insurance Holdings, Inc.	1,603	30,072
eHealth, Inc.*	8,979	160,545
EMC Insurance Group, Inc.	5,505	144,947
Employers Holdings, Inc.	18,104	424,539
Enstar Group Ltd.*	3,625	450,551
FBL Financial Group, Inc., Class A	4,784	185,906
First American Financial Corp.	50,772	1,298,240
Fortegra Financial Corp.*	1,787	15,654
Global Indemnity plc*	5,872	136,230
Greenlight Capital Reinsurance Ltd., Class A*	13,316	325,576
Hallmark Financial Services*	9,729	87,561
Health Insurance Innovations, Inc., Class A*	756	11,408
Hilltop Holdings, Inc.*	16,785	226,430
Homeowners Choice, Inc.	4,459	121,508
Horace Mann Educators Corp.	19,016	396,484
Independence Holding Co.	2,095	21,327
Infinity Property & Casualty Corp.	6,041	339,504
Investors Title Co.	409	28,250
Kansas City Life Insurance Co.	3,681	144,038
Maiden Holdings Ltd.	20,620	218,366
Meadowbrook Insurance Group, Inc.	25,365	178,823
Montpelier Reinsurance Holdings Ltd.	22,450	584,822
National Financial Partners Corp.*	19,974	448,017
National Interstate Corp.	1,304	39,094
National Western Life Insurance Co., Class A	938	165,088
Navigators Group, Inc.*	5,458	320,657
OneBeacon Insurance Group Ltd., Class A	10,603	143,353
Phoenix Cos., Inc.*	3,515	108,157
Platinum Underwriters Holdings Ltd.	16,047	895,583
Primerica, Inc.	21,062	690,412
RLI Corp.	9,376	673,666
Safety Insurance Group, Inc.	5,573	273,913
Selective Insurance Group, Inc.	25,585	614,296
State Auto Financial Corp.	10,123	176,343
Stewart Information Services Corp.	10,411	265,168
Symetra Financial Corp.	35,492	475,948
Tower Group International Ltd.	20,574	379,590
United Fire Group, Inc.	10,333	263,181
Universal Insurance Holdings, Inc.	21,213	102,883

		16,231,966

Real Estate Investment Trusts (REITs) (4.4%)
Acadia Realty Trust (REIT)	22,314	619,660
AG Mortgage Investment Trust, Inc. (REIT)	12,508	318,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Agree Realty Corp. (REIT)	3,482	$104,808
Alexander’s, Inc. (REIT)	1,006	331,668
American Assets Trust, Inc. (REIT)	16,319	522,371
American Capital Mortgage Investment Corp. (REIT)	28,060	725,351
AmREIT, Inc. (REIT), Class B	900	17,514
Anworth Mortgage Asset Corp. (REIT)	63,021	398,923
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,524	185,117
Apollo Residential Mortgage, Inc. (REIT)	11,938	266,098
Ares Commercial Real Estate Corp. (REIT)	3,240	54,821
ARMOUR Residential REIT, Inc. (REIT)	172,913	1,129,122
Ashford Hospitality Trust, Inc. (REIT)	24,195	299,050
Associated Estates Realty Corp. (REIT)	21,857	407,414
Campus Crest Communities, Inc. (REIT)	22,921	318,602
CapLease, Inc. (REIT)	35,877	228,536
Capstead Mortgage Corp. (REIT)	44,426	569,541
Cedar Realty Trust, Inc. (REIT)	27,845	170,133
Chatham Lodging Trust (REIT)	9,003	158,543
Chesapeake Lodging Trust (REIT)	20,230	464,076
Colonial Properties Trust (REIT)	42,805	967,821
Colony Financial, Inc. (REIT)	29,766	660,805
Coresite Realty Corp. (REIT)	10,678	373,516
Cousins Properties, Inc. (REIT)	42,195	451,065
CreXus Investment Corp. (REIT)	29,095	378,817
CubeSmart (REIT)	58,756	928,345
CyrusOne, Inc. (REIT)	8,573	195,807
CYS Investments, Inc. (REIT)	80,008	939,294
DCT Industrial Trust, Inc. (REIT)	123,955	917,267
DiamondRock Hospitality Co. (REIT)	87,576	815,333
DuPont Fabros Technology, Inc. (REIT)	29,833	724,047
Dynex Capital, Inc. (REIT)	22,157	236,637
EastGroup Properties, Inc. (REIT)	13,299	774,002
Education Realty Trust, Inc. (REIT)	52,357	551,319
EPR Properties (REIT)	21,220	1,104,501
Equity One, Inc. (REIT)	27,398	656,730
Excel Trust, Inc. (REIT)	21,156	288,779
FelCor Lodging Trust, Inc. (REIT)*	54,943	326,911
First Industrial Realty Trust, Inc. (REIT)	47,100	806,823
First Potomac Realty Trust (REIT)	24,471	362,905
Franklin Street Properties Corp. (REIT)	33,843	494,785
GEO Group, Inc. (REIT)	34,005	1,279,268
Getty Realty Corp. (REIT)	13,062	263,983
Gladstone Commercial Corp. (REIT)	4,582	89,212
Glimcher Realty Trust (REIT)	62,570	725,812
Government Properties Income Trust (REIT)	19,821	509,994
Gramercy Capital Corp./New York (REIT)*	16,137	84,074
Gyrodyne Co. of America, Inc. (REIT)	499	36,681
Healthcare Realty Trust, Inc. (REIT)	39,660	1,125,947
Hersha Hospitality Trust (REIT)	73,381	428,545
Highwoods Properties, Inc. (REIT)#	35,114	1,389,461
Hudson Pacific Properties, Inc. (REIT)	18,674	406,159
Inland Real Estate Corp. (REIT)	36,162	364,875
Invesco Mortgage Capital, Inc. (REIT)	62,051	1,327,271
Investors Real Estate Trust (REIT)	40,773	402,430
iStar Financial, Inc. (REIT)*	43,585	474,641
Kite Realty Group Trust (REIT)	33,951	228,830
LaSalle Hotel Properties (REIT)	43,821	1,112,177
Lexington Realty Trust (REIT)	65,309	770,646
LTC Properties, Inc. (REIT)	15,260	621,540
Medical Properties Trust, Inc. (REIT)	65,843	1,056,122
Monmouth Real Estate Investment Corp. (REIT), Class A	16,373	182,559
National Health Investors, Inc. (REIT)	11,970	783,436
New York Mortgage Trust, Inc. (REIT)	20,892	157,526
NorthStar Realty Finance Corp. (REIT)	89,125	844,905
Omega Healthcare Investors, Inc. (REIT)	50,724	1,539,981
One Liberty Properties, Inc. (REIT)	8,002	173,803
Parkway Properties, Inc./Maryland (REIT)	5,600	103,880
Pebblebrook Hotel Trust (REIT)	28,229	728,026
Pennsylvania Real Estate Investment Trust (REIT)	25,706	498,439
PennyMac Mortgage Investment Trust (REIT)	27,105	701,748
Potlatch Corp. (REIT)	19,433	891,197
PS Business Parks, Inc. (REIT)	8,504	671,136
RAIT Financial Trust (REIT)	26,747	213,174
Ramco-Gershenson Properties Trust (REIT)	23,049	387,223
Redwood Trust, Inc. (REIT)	36,276	840,878
Resource Capital Corp. (REIT)	43,493	287,489
Retail Opportunity Investments Corp. (REIT)	23,009	322,356
RLJ Lodging Trust (REIT)	52,585	1,196,835
Rouse Properties, Inc. (REIT)	11,212	202,937
Ryman Hospitality Properties (REIT)	17,021	778,711
Sabra Health Care REIT, Inc. (REIT)	16,992	492,938
Saul Centers, Inc. (REIT)	3,529	154,358
Select Income REIT (REIT)	5,176	136,905
Silver Bay Realty Trust Corp. (REIT)	13,559	280,667
Sovran Self Storage, Inc. (REIT)	13,865	894,154
Spirit Realty Capital, Inc. (REIT)	15,407	292,733
STAG Industrial, Inc. (REIT)	15,975	339,788
Strategic Hotels & Resorts, Inc. (REIT)*	88,072	735,401
Summit Hotel Properties, Inc. (REIT)	24,976	261,499
Sun Communities, Inc. (REIT)	15,080	743,896
Sunstone Hotel Investors, Inc. (REIT)*	74,061	911,691
Terreno Realty Corp. (REIT)	5,959	107,143
Two Harbors Investment Corp. (REIT)	145,939	1,840,291
UMH Properties, Inc. (REIT)	10,644	109,314
Universal Health Realty Income Trust (REIT)	5,040	290,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	11,422	$248,543
Washington Real Estate Investment Trust (REIT)	31,862	887,038
Western Asset Mortgage Capital Corp. (REIT)	7,540	175,230
Whitestone REIT (REIT)	7,965	120,590
Winthrop Realty Trust (REIT)	13,862	174,384
ZAIS Financial Corp. (REIT)*	1,200	24,756

		53,671,520

Real Estate Management & Development (0.1%)
AV Homes, Inc.*	8,040	107,173
Consolidated-Tomoka Land Co.	2,747	107,820
Forestar Group, Inc.*	17,251	377,107
Kennedy-Wilson Holdings, Inc.	20,934	324,686
Tejon Ranch Co.*	6,280	187,018
Thomas Properties Group, Inc.	8,375	42,964
Zillow, Inc., Class A*	728	39,800

		1,186,568

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	39,628	390,732
Bank Mutual Corp.	21,626	119,592
BankFinancial Corp.	5,742	46,453
Beneficial Mutual Bancorp, Inc.*	15,770	162,431
Berkshire Hills Bancorp, Inc.	10,993	280,761
BofI Holding, Inc.*	4,244	152,275
Brookline Bancorp, Inc.	37,634	343,975
Cape Bancorp, Inc.	2,651	24,283
Charter Financial Corp./Georgia	1,597	20,426
Clifton Savings Bancorp, Inc.	8,479	105,648
Dime Community Bancshares, Inc.	14,790	212,384
Doral Financial Corp.*	60,091	42,346
ESB Financial Corp.	3,320	45,451
ESSA Bancorp, Inc.	7,280	78,915
EverBank Financial Corp.	10,439	160,761
Farmer Mac, Class C	3,865	119,003
First Defiance Financial Corp.	2,997	69,890
First Federal Bancshares of Arkansas, Inc.*	937	9,370
First Financial Holdings, Inc.	5,704	119,556
First Financial Northwest, Inc.*	3,317	25,906
First PacTrust Bancorp, Inc.	2,825	32,205
Flushing Financial Corp.	13,901	235,483
Fox Chase Bancorp, Inc.	9,171	154,898
Franklin Financial Corp./Virginia	5,544	101,178
Heritage Financial Group, Inc.	1,843	26,687
Hingham Institution for Savings	371	25,859
Home Bancorp, Inc.*	1,625	30,241
Home Federal Bancorp, Inc./Idaho	8,628	110,438
Home Loan Servicing Solutions Ltd.	24,326	567,525
HomeStreet, Inc.*	4,119	92,018
Kearny Financial Corp.*	11,743	119,779
Meridian Interstate Bancorp, Inc.*	4,562	85,537
MGIC Investment Corp.*	143,725	711,439
NASB Financial, Inc.*	917	19,303
Nationstar Mortgage Holdings, Inc.*	8,834	325,975
Northfield Bancorp, Inc./New Jersey	11,558	131,299
Northwest Bancshares, Inc.	45,540	577,903
OceanFirst Financial Corp.	6,613	95,359
Ocwen Financial Corp.*	49,593	1,880,566
Oritani Financial Corp.	23,867	369,700
Peoples Federal Bancshares, Inc.	1,376	26,282
Provident Financial Holdings, Inc.	2,524	42,933
Provident Financial Services, Inc.	28,554	436,020
Provident New York Bancorp	8,113	73,585
Radian Group, Inc.	72,673	778,328
Rockville Financial, Inc.	15,443	200,141
Roma Financial Corp.	8,971	144,074
SI Financial Group, Inc.	2,280	27,565
Simplicity Bancorp, Inc.	2,305	34,644
Territorial Bancorp, Inc.	4,540	107,961
Tree.com, Inc.	2,136	39,495
TrustCo Bank Corp./New York	46,378	258,789
United Financial Bancorp, Inc.	7,649	116,265
ViewPoint Financial Group, Inc.	14,678	295,175
Walker & Dunlop, Inc.*	2,388	42,912
Waterstone Financial, Inc.*	1,767	14,613
Westfield Financial, Inc.	14,441	112,351
WSFS Financial Corp.	3,465	168,538

		11,143,221

Total Financials		143,584,058

Health Care (6.2%)
Biotechnology (2.0%)
Achillion Pharmaceuticals, Inc.*	28,233	246,756
Acorda Therapeutics, Inc.*	18,648	597,295
Aegerion Pharmaceuticals, Inc.*	13,365	539,144
Affymax, Inc.*	16,256	22,596
Agenus, Inc.*	5,082	19,769
Alkermes plc*	56,290	1,334,636
Alnylam Pharmaceuticals, Inc.*	25,180	613,637
AMAG Pharmaceuticals, Inc.*	8,973	214,006
Amicus Therapeutics, Inc.*	6,205	19,670
Anacor Pharmaceuticals, Inc.*	3,419	22,087
Arena Pharmaceuticals, Inc.*	99,858	819,834
ArQule, Inc.*	26,820	69,464
Array BioPharma, Inc.*	46,308	227,835
Astex Pharmaceuticals*	38,359	171,081
AVEO Pharmaceuticals, Inc.*	19,791	145,464
BioCryst Pharmaceuticals, Inc.*	10,377	12,349
Biospecifics Technologies Corp.*	1,671	28,491
Biotime, Inc.*	18,393	70,261
Celldex Therapeutics, Inc.*	36,826	426,445
Cepheid, Inc.*	30,107	1,155,206
ChemoCentryx, Inc.*	5,869	81,110
Clovis Oncology, Inc.*	6,442	184,692
Codexis, Inc.*	13,031	31,144
Coronado Biosciences, Inc.*	3,798	36,917
Cubist Pharmaceuticals, Inc.*	29,100	1,362,462
Curis, Inc.*	35,236	115,574
Cytori Therapeutics, Inc.*	32,661	81,979
Dendreon Corp.*	70,951	335,598
Discovery Laboratories, Inc.*	9,065	20,759
Durata Therapeutics, Inc.*	1,760	15,840
Dyax Corp.*	54,052	235,667
Dynavax Technologies Corp.*	81,496	180,921
Emergent Biosolutions, Inc.*	10,873	152,005
Enzon Pharmaceuticals, Inc.	11,985	45,543
Exact Sciences Corp.*	30,590	299,782
Exelixis, Inc.*	84,105	388,565
Genomic Health, Inc.*	9,657	273,100
Geron Corp.*	57,584	61,615
GTx, Inc.*	7,096	29,448
Halozyme Therapeutics, Inc.*	37,241	214,881
Hyperion Therapeutics, Inc.*	828	21,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Idenix Pharmaceuticals, Inc.*	34,132	$121,510
ImmunoCellular Therapeutics Ltd.*	10,964	30,041
ImmunoGen, Inc.*	39,247	630,307
Immunomedics, Inc.*	38,388	92,515
Infinity Pharmaceuticals, Inc.*	12,318	597,053
Intercept Pharmaceuticals, Inc.*	2,152	80,485
InterMune, Inc.*	32,357	292,831
Ironwood Pharmaceuticals, Inc.*	34,568	632,249
Isis Pharmaceuticals, Inc.*	49,355	836,074
KaloBios Pharmaceuticals, Inc.*	1,634	9,804
Keryx Biopharmaceuticals, Inc.*	37,257	262,289
KYTHERA Biopharmaceuticals, Inc.*	2,311	56,296
Lexicon Pharmaceuticals, Inc.*	93,594	204,035
Ligand Pharmaceuticals, Inc., Class B*	9,531	254,001
LipoScience, Inc.*	1,083	11,382
MannKind Corp.*	79,031	267,915
Maxygen, Inc.	5,962	14,368
Merrimack Pharmaceuticals, Inc.*	15,167	92,519
Momenta Pharmaceuticals, Inc.*	20,381	271,883
Neurocrine Biosciences, Inc.*	27,188	330,062
NewLink Genetics Corp.*	8,568	105,129
Novavax, Inc.*	62,245	141,919
NPS Pharmaceuticals, Inc.*	42,803	436,163
OncoGenex Pharmaceutical, Inc.*	3,080	34,896
Oncothyreon, Inc.*	11,935	24,825
Opko Health, Inc.*	53,196	405,885
Orexigen Therapeutics, Inc.*	35,362	221,012
Osiris Therapeutics, Inc.*	13,795	143,468
PDL BioPharma, Inc.	62,325	455,596
Pharmacyclics, Inc.*	25,061	2,015,155
Progenics Pharmaceuticals, Inc.*	14,757	79,540
Raptor Pharmaceutical Corp.*	21,948	128,396
Regulus Therapeutics, Inc.*	2,543	19,708
Repligen Corp.*	6,439	44,493
Rigel Pharmaceuticals, Inc.*	37,471	254,428
Sangamo BioSciences, Inc.*	22,947	219,373
Seattle Genetics, Inc.*	45,132	1,602,637
SIGA Technologies, Inc.*	10,737	38,438
Spectrum Pharmaceuticals, Inc.	29,407	219,376
Sunesis Pharmaceuticals, Inc.*	6,355	34,762
Synageva BioPharma Corp.*	4,617	253,566
Synergy Pharmaceuticals, Inc.*	25,603	155,410
Synta Pharmaceuticals Corp.*	23,255	199,993
Targacept, Inc.*	6,756	28,916
Tesaro, Inc.*	1,975	43,371
Theravance, Inc.*	27,828	657,297
Threshold Pharmaceuticals, Inc.*	22,129	102,015
Trius Therapeutics, Inc.*	6,141	42,004
Vanda Pharmaceuticals, Inc.*	18,641	73,073
Verastem, Inc.*	1,362	13,102
Vical, Inc.*	41,713	166,018
XOMA Corp.*	16,587	57,889
ZIOPHARM Oncology, Inc.*	28,550	52,247

		24,482,726

Health Care Equipment & Supplies (1.5%)
Abaxis, Inc.	9,971	471,828
ABIOMED, Inc.*	14,934	278,818
Accuray, Inc.*	31,112	144,360
Align Technology, Inc.*	32,999	1,105,796
Alphatec Holdings, Inc.*	36,978	78,024
Analogic Corp.	6,008	474,752
AngioDynamics, Inc.*	10,455	119,501
Anika Therapeutics, Inc.*	2,408	34,964
Antares Pharma, Inc.*	50,851	182,047
ArthroCare Corp.*	12,467	433,353
AtriCure, Inc.*	3,487	27,617
Atrion Corp.	731	140,345
Cantel Medical Corp.	8,657	260,229
Cardiovascular Systems, Inc.*	3,777	77,353
Cerus Corp.*	12,935	57,173
Conceptus, Inc.*	12,607	304,459
CONMED Corp.	13,987	476,397
CryoLife, Inc.	5,907	35,501
Cyberonics, Inc.*	12,871	602,491
Cynosure, Inc., Class A*	7,348	192,297
Derma Sciences, Inc.*	2,304	27,832
DexCom, Inc.*	30,611	511,816
Endologix, Inc.*	25,411	410,388
EnteroMedics, Inc.*	7,233	7,233
Exactech, Inc.*	4,811	99,540
Globus Medical, Inc., Class A*	6,242	91,633
Greatbatch, Inc.*	9,983	298,192
Haemonetics Corp.*	22,574	940,433
Hansen Medical, Inc.*	11,726	23,569
HeartWare International, Inc.*	6,782	599,732
ICU Medical, Inc.*	5,749	338,904
Insulet Corp.*	24,048	621,881
Integra LifeSciences Holdings Corp.*	9,256	361,077
Invacare Corp.	13,872	181,030
MAKO Surgical Corp.*	16,589	184,967
Masimo Corp.	24,699	484,594
Meridian Bioscience, Inc.	19,061	434,972
Merit Medical Systems, Inc.*	17,787	218,069
Natus Medical, Inc.*	13,149	176,723
Navidea Biopharmaceuticals, Inc.*	46,700	126,557
Neogen Corp.*	10,455	518,254
NuVasive, Inc.*	19,393	413,265
NxStage Medical, Inc.*	23,587	266,061
OraSure Technologies, Inc.*	25,304	136,642
Orthofix International N.V.*	8,418	301,954
Palomar Medical Technologies, Inc.*	4,112	55,471
PhotoMedex, Inc.*	9,226	148,446
Quidel Corp.*	12,634	300,057
Rochester Medical Corp.*	2,158	31,550
Rockwell Medical Technologies, Inc.*	12,032	47,647
RTI Biologics, Inc.*	14,826	58,414
Solta Medical, Inc.*	13,913	30,609
Spectranetics Corp.*	14,976	277,505
STAAR Surgical Co.*	17,268	97,219
STERIS Corp.	26,283	1,093,636
SurModics, Inc.*	7,676	209,171
Symmetry Medical, Inc.*	15,954	182,673
Tornier N.V.*	7,504	141,450
Unilife Corp.*	36,396	79,343
Utah Medical Products, Inc.	641	31,262
Vascular Solutions, Inc.*	7,110	115,324
Volcano Corp.*	24,451	544,279
West Pharmaceutical Services, Inc.	16,712	1,085,277
Wright Medical Group, Inc.*	19,773	470,795
Zeltiq Aesthetics, Inc.*	3,488	13,324

		18,286,075

Health Care Providers & Services (1.3%)
Acadia Healthcare Co., Inc.*	11,436	336,104
Accretive Health, Inc.*	23,233	236,047
Air Methods Corp.	17,756	856,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Almost Family, Inc.	1,693	$34,588
Amedisys, Inc.*	16,500	183,480
AMN Healthcare Services, Inc.*	24,322	385,017
Amsurg Corp.*	15,471	520,444
Assisted Living Concepts, Inc., Class A	9,181	109,162
Bio-Reference Labs, Inc.*	10,238	265,983
BioScrip, Inc.*	17,775	225,920
Capital Senior Living Corp.*	14,096	372,557
Centene Corp.*	24,353	1,072,506
Chemed Corp.	9,901	791,882
Chindex International, Inc.*	8,168	112,228
Corvel Corp.*	3,994	197,663
Cross Country Healthcare, Inc.*	5,525	29,338
Emeritus Corp.*	15,189	422,102
Ensign Group, Inc.	8,229	274,849
ExamWorks Group, Inc.*	13,414	232,331
Five Star Quality Care, Inc.*	21,644	144,798
Gentiva Health Services, Inc.*	12,933	139,935
Hanger, Inc.*	16,673	525,700
HealthSouth Corp.*	45,585	1,202,077
Healthways, Inc.*	16,032	196,392
IPC The Hospitalist Co., Inc.*	7,777	345,921
Kindred Healthcare, Inc.*	24,817	261,323
Landauer, Inc.	4,510	254,274
LHC Group, Inc.*	7,713	165,752
Magellan Health Services, Inc.*	12,700	604,139
Molina Healthcare, Inc.*	12,597	388,869
MWI Veterinary Supply, Inc.*	5,735	758,511
National Healthcare Corp.	4,609	210,724
National Research Corp.	2,144	124,438
Owens & Minor, Inc.	28,578	930,500
PDI, Inc.*	1,949	11,499
PharMerica Corp.*	11,904	166,656
Providence Service Corp.*	6,513	120,425
Select Medical Holdings Corp.	19,587	176,283
Skilled Healthcare Group, Inc., Class A*	14,022	92,125
Team Health Holdings, Inc.*	13,522	491,930
Triple-S Management Corp., Class B*	9,653	168,155
U.S. Physical Therapy, Inc.	6,974	187,252
Universal American Corp.	15,518	129,265
Vanguard Health Systems, Inc.*	14,519	215,898
WellCare Health Plans, Inc.*	19,216	1,113,759

		15,785,351

Health Care Technology (0.4%)
athenahealth, Inc.*	16,468	1,598,055
Computer Programs & Systems, Inc.	5,066	274,121
Greenway Medical Technologies*	7,850	124,815
HealthStream, Inc.*	8,386	192,375
HMS Holdings Corp.*	40,434	1,097,783
MedAssets, Inc.*	26,778	515,477
Medidata Solutions, Inc.*	10,554	611,921
Merge Healthcare, Inc.*	33,635	97,205
Omnicell, Inc.*	13,881	262,073
Quality Systems, Inc.	17,738	324,251
Vocera Communications, Inc.*	4,881	112,263

		5,210,339

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	31,187	147,202
BG Medicine, Inc.*	2,174	4,044
Cambrex Corp.*	12,269	156,920
Fluidigm Corp.*	12,227	226,322
Furiex Pharmaceuticals, Inc.*	1,562	58,544
Harvard Bioscience, Inc.*	5,155	29,126
Luminex Corp.*	19,017	314,161
Pacific Biosciences of California, Inc.*	10,932	27,221
PAREXEL International Corp.*	27,440	1,084,154
Sequenom, Inc.*	51,448	213,509

		2,261,203

Pharmaceuticals (0.8%)
Acura Pharmaceuticals, Inc.*	19,166	40,824
Akorn, Inc.*	27,812	384,640
Ampio Pharmaceuticals, Inc.*	5,415	24,746
Auxilium Pharmaceuticals, Inc.*	21,676	374,561
AVANIR Pharmaceuticals, Inc., Class A*	58,478	160,230
BioDelivery Sciences International, Inc.*	5,495	23,134
Cadence Pharmaceuticals, Inc.*	30,420	203,510
Cempra, Inc.*	614	4,144
Corcept Therapeutics, Inc.*	13,269	26,538
Cornerstone Therapeutics, Inc.*	7,156	50,593
Cumberland Pharmaceuticals, Inc.*	2,118	10,548
Depomed, Inc.*	26,608	156,189
Endocyte, Inc.*	14,440	179,778
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	3,800	3,610
Hi-Tech Pharmacal Co., Inc.	4,554	150,783
Horizon Pharma, Inc.*	7,938	21,512
Impax Laboratories, Inc.*	32,637	503,915
Jazz Pharmaceuticals plc*	19,073	1,066,371
Lannett Co., Inc.*	6,947	70,234
Medicines Co.*	26,034	870,056
Nektar Therapeutics*	55,508	610,588
Obagi Medical Products, Inc.*	7,175	141,706
Omeros Corp.*	11,913	49,082
Optimer Pharmaceuticals, Inc.*	20,682	246,116
Pacira Pharmaceuticals, Inc.*	11,257	324,877
Pain Therapeutics, Inc.*	8,138	27,913
Pernix Therapeutics Holdings*	2,033	10,084
Pozen, Inc.*	7,610	40,105
Questcor Pharmaceuticals, Inc.	24,773	806,113
Repros Therapeutics, Inc.*	7,060	113,666
Sagent Pharmaceuticals, Inc.*	8,473	148,701
Santarus, Inc.*	25,063	434,342
Sciclone Pharmaceuticals, Inc.*	27,136	124,826
Sucampo Pharmaceuticals, Inc., Class A*	16,307	106,648
Supernus Pharmaceuticals, Inc.*	901	5,064
Transcept Pharmaceuticals, Inc.*	2,638	12,636
Ventrus Biosciences, Inc.*	3,999	11,957
ViroPharma, Inc.*	31,234	785,847
Vivus, Inc.*	44,719	491,909
XenoPort, Inc.*	24,759	177,027
Zogenix, Inc.*	11,004	19,807

		9,014,930

Total Health Care		75,040,624

Industrials (7.8%)
Aerospace & Defense (0.8%)
AAR Corp.	18,820	346,100
Aerovironment, Inc.*	7,745	140,417
American Science & Engineering, Inc.	3,766	229,688
API Technologies Corp.*	7,054	17,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Astronics Corp.*	4,923	$146,804
CPI Aerostructures, Inc.*	1,349	11,561
Cubic Corp.	7,341	313,608
Curtiss-Wright Corp.	20,516	711,905
DigitalGlobe, Inc.*	27,702	800,865
Esterline Technologies Corp.*	13,567	1,027,022
GenCorp, Inc.*	26,331	350,202
HEICO Corp.	23,885	1,036,848
Hexcel Corp.*	44,926	1,303,303
KEYW Holding Corp.*	12,862	207,464
Kratos Defense & Security Solutions, Inc.*	19,145	96,299
LMI Aerospace, Inc.*	2,484	51,642
Moog, Inc., Class A*	21,943	1,005,648
National Presto Industries, Inc.	2,095	168,647
Orbital Sciences Corp.*	28,104	469,056
SIFCO Industries, Inc.	409	7,530
Sypris Solutions, Inc.	2,004	8,377
Taser International, Inc.*	25,053	199,171
Teledyne Technologies, Inc.*	16,952	1,329,715

		9,979,366

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	11,242	65,541
Atlas Air Worldwide Holdings, Inc.*	13,017	530,573
Echo Global Logistics, Inc.*	6,152	136,082
Forward Air Corp.	12,988	484,323
Hub Group, Inc., Class A*	17,619	677,627
Pacer International, Inc.*	14,906	74,977
Park-Ohio Holdings Corp.*	3,077	101,941
XPO Logistics, Inc.*	6,222	104,778

		2,175,842

Airlines (0.5%)
Alaska Air Group, Inc.*	32,554	2,082,154
Allegiant Travel Co.	6,483	575,560
Hawaiian Holdings, Inc.*	15,100	86,976
JetBlue Airways Corp.*	115,800	799,020
Republic Airways Holdings, Inc.*	22,044	254,388
SkyWest, Inc.	24,518	393,514
Spirit Airlines, Inc.*	19,081	483,894
U.S. Airways Group, Inc.*	76,699	1,301,582

		5,977,088

Building Products (0.5%)
A.O. Smith Corp.	17,989	1,323,451
AAON, Inc.	7,906	218,127
American Woodmark Corp.*	2,017	68,638
Apogee Enterprises, Inc.	11,250	325,687
Builders FirstSource, Inc.	17,276	101,237
Gibraltar Industries, Inc.*	13,683	249,715
Griffon Corp.	20,596	245,504
Insteel Industries, Inc.	7,878	128,569
NCI Building Systems, Inc.*	7,863	136,580
Nortek, Inc.*	3,522	251,330
Patrick Industries, Inc.*	1,716	27,044
PGT, Inc.*	5,119	35,168
Quanex Building Products Corp.	16,611	267,437
Simpson Manufacturing Co., Inc.	19,183	587,192
Trex Co., Inc.*	7,301	359,063
Universal Forest Products, Inc.	8,265	329,030
USG Corp.*	35,871	948,429

		5,602,201

Commercial Services & Supplies (1.1%)
A.T. Cross Co., Class A*	2,027	27,912
ABM Industries, Inc.	24,477	544,368
ACCO Brands Corp.*	49,953	333,686
Acorn Energy, Inc.	3,735	27,452
ARC Document Solutions, Inc.*	8,046	23,977
Brink’s Co.	23,676	669,084
Casella Waste Systems, Inc., Class A*	8,043	35,148
CECO Environmental Corp.	1,349	17,443
Cenveo, Inc.*	15,875	34,131
CompX International, Inc.	305	3,864
Consolidated Graphics, Inc.*	4,137	161,757
Courier Corp.	6,252	90,091
Deluxe Corp.	23,812	985,817
EnergySolutions, Inc.*	38,660	144,975
EnerNOC, Inc.*	14,207	246,776
Ennis, Inc.	10,626	160,134
G&K Services, Inc., Class A	9,369	426,383
Healthcare Services Group, Inc.	30,202	774,077
Heritage-Crystal Clean, Inc.*	7,506	113,341
Herman Miller, Inc.	28,535	789,563
HNI Corp.	21,081	748,165
InnerWorkings, Inc.*	14,031	212,429
Interface, Inc.	25,986	499,451
Intersections, Inc.	2,948	27,741
Kimball International, Inc., Class B	16,375	148,357
Knoll, Inc.	23,738	430,370
McGrath RentCorp	11,542	358,956
Metalico, Inc.*	17,649	28,591
Mine Safety Appliances Co.	12,779	634,094
Mobile Mini, Inc.*	20,439	601,520
Multi-Color Corp.	3,358	86,603
NL Industries, Inc.	5,919	73,573
Performant Financial Corp.*	4,042	49,636
Quad/Graphics, Inc.	10,757	257,523
Schawk, Inc.	6,683	73,446
Standard Parking Corp.*	8,814	182,450
Steelcase, Inc., Class A	36,483	537,395
Swisher Hygiene, Inc.*	72,265	93,222
Team, Inc.*	9,250	379,897
Tetra Tech, Inc.*	27,898	850,610
TMS International Corp., Class A*	2,627	34,676
TRC Cos., Inc.*	3,338	21,530
U.S. Ecology, Inc.	8,047	213,648
UniFirst Corp.	6,591	596,486
United Stationers, Inc.	18,982	733,654
Viad Corp.	8,745	241,887

		13,725,889

Construction & Engineering (0.5%)
Aegion Corp.*	17,927	415,010
Ameresco, Inc., Class A*	9,424	69,738
Argan, Inc.	3,782	56,390
Comfort Systems USA, Inc.	16,535	232,978
Dycom Industries, Inc.*	17,628	347,095
EMCOR Group, Inc.	31,578	1,338,591
Furmanite Corp.*	9,217	61,662
Granite Construction, Inc.	19,128	609,035
Great Lakes Dredge & Dock Corp.	26,645	179,321
Layne Christensen Co.*	9,523	203,602
MasTec, Inc.*	27,714	807,863
Michael Baker Corp.	2,293	56,178
MYR Group, Inc.*	9,779	240,172
Northwest Pipe Co.*	2,824	79,016
Orion Marine Group, Inc.*	8,258	82,085
Pike Electric Corp.	8,903	126,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Primoris Services Corp.	16,562	$366,186
Sterling Construction Co., Inc.*	3,390	36,917
Tutor Perini Corp.*	14,765	284,964

		5,593,493

Electrical Equipment (0.6%)
Acuity Brands, Inc.	19,521	1,353,781
American Superconductor Corp.*	20,342	54,110
AZZ, Inc.	11,820	569,724
Belden, Inc.	21,930	1,132,684
Brady Corp., Class A	23,701	794,695
Capstone Turbine Corp.*	170,842	153,758
Coleman Cable, Inc.	1,682	25,230
Encore Wire Corp.	7,992	279,880
EnerSys, Inc.*	21,273	969,623
Enphase Energy, Inc.*	2,970	18,414
Franklin Electric Co., Inc.	21,318	715,645
FuelCell Energy, Inc.*	31,488	29,718
Generac Holdings, Inc.	12,252	432,986
Global Power Equipment Group, Inc.	7,961	140,273
II-VI, Inc.*	24,289	413,885
LSI Industries, Inc.	3,925	27,397
Powell Industries, Inc.*	3,374	177,371
Preformed Line Products Co.	2,085	145,887
Solarcity Corp.*	2,701	50,995
Thermon Group Holdings, Inc.*	6,958	154,537
Vicor Corp.*	11,574	57,523

		7,698,116

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	16,575	557,086

Machinery (1.7%)
Accuride Corp.*	26,908	145,034
Actuant Corp., Class A	33,598	1,028,771
Alamo Group, Inc.	2,930	112,072
Albany International Corp., Class A	13,684	395,468
Altra Holdings, Inc.	11,570	314,935
American Railcar Industries, Inc.	4,879	228,044
Ampco-Pittsburgh Corp.	2,079	39,314
Astec Industries, Inc.	9,086	317,374
Barnes Group, Inc.	24,839	718,592
Blount International, Inc.*	21,978	294,066
Briggs & Stratton Corp.	22,091	547,857
Cascade Corp.	4,164	270,577
Chart Industries, Inc.*	14,081	1,126,621
CIRCOR International, Inc.	8,367	355,597
CLARCOR, Inc.	23,882	1,250,939
Columbus McKinnon Corp.*	9,898	190,537
Commercial Vehicle Group, Inc.*	10,920	85,176
Douglas Dynamics, Inc.	6,664	92,096
Dynamic Materials Corp.	3,960	68,904
Eastern Co.	1,262	22,135
Energy Recovery, Inc.*	19,895	73,612
EnPro Industries, Inc.*	9,995	511,444
ESCO Technologies, Inc.	12,318	503,313
ExOne Co.*	1,210	40,535
Federal Signal Corp.*	36,086	293,740
Flow International Corp.*	12,662	49,508
FreightCar America, Inc.	4,485	97,863
Gorman-Rupp Co.	7,219	216,931
Graham Corp.	2,471	61,133
Greenbrier Cos., Inc.*	12,259	278,402
Hardinge, Inc.	2,319	31,608
Hurco Cos., Inc.*	1,307	35,590
Hyster-Yale Materials Handling, Inc.	6,209	354,472
John Bean Technologies Corp.	11,452	237,629
Kadant, Inc.*	4,142	103,550
Kaydon Corp.	15,563	398,102
L.B. Foster Co., Class A	4,198	185,929
Lindsay Corp.	6,017	530,579
Lydall, Inc.*	5,057	77,625
Meritor, Inc.*	46,113	218,114
Met-Pro Corp.	8,246	85,181
Middleby Corp.*	8,400	1,278,060
Miller Industries, Inc.	2,335	37,477
Mueller Industries, Inc.	9,167	488,509
Mueller Water Products, Inc., Class A	71,221	422,341
NN, Inc.*	3,617	34,217
Omega Flex, Inc.	3,587	61,661
PMFG, Inc.*	7,526	46,435
Proto Labs, Inc.*	3,567	175,140
RBC Bearings, Inc.*	10,890	550,598
Rexnord Corp.*	13,172	279,642
Sauer-Danfoss, Inc.	5,559	324,812
Standex International Corp.	6,037	333,363
Sun Hydraulics Corp.	10,025	325,913
Tennant Co.	8,571	416,208
Titan International, Inc.	22,531	474,953
Trimas Corp.*	14,799	480,524
Twin Disc, Inc.	3,111	78,024
Wabash National Corp.*	28,964	294,274
Watts Water Technologies, Inc., Class A	13,919	667,973
Woodward, Inc.	31,734	1,261,744

		20,020,837

Marine (0.0%)
Genco Shipping & Trading Ltd.*	6,319	18,199
International Shipholding Corp.	3,941	71,726
Rand Logistics, Inc.*	3,663	22,436

		112,361

Professional Services (0.7%)
Acacia Research Corp.*	21,942	661,990
Advisory Board Co.*	15,599	819,260
Barrett Business Services, Inc.	1,452	76,462
CBIZ, Inc.*	16,433	104,843
CDI Corp.	3,862	66,426
Corporate Executive Board Co.	15,763	916,776
CRA International, Inc.*	2,508	56,104
Dolan Co.*	12,239	29,251
Exponent, Inc.	6,767	365,012
Franklin Covey Co.*	3,360	48,821
FTI Consulting, Inc.*	20,761	781,859
GP Strategies Corp.*	4,407	105,151
Heidrick & Struggles International, Inc.	6,745	100,838
Hill International, Inc.*	4,595	13,739
Hudson Global, Inc.*	6,991	27,545
Huron Consulting Group, Inc.*	10,738	432,956
ICF International, Inc.*	8,402	228,534
Insperity, Inc.	10,332	293,119
Kelly Services, Inc., Class A	13,209	246,744
Kforce, Inc.	13,242	216,772
Korn/Ferry International*	22,654	404,600
Mistras Group, Inc.*	6,771	163,926
Navigant Consulting, Inc.*	21,549	283,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Odyssey Marine Exploration, Inc.*	33,348	$108,715
On Assignment, Inc.*	19,759	500,100
Pendrell Corp.*	75,367	125,109
Resources Connection, Inc.	21,089	267,830
RPX Corp.*	9,848	138,955
TrueBlue, Inc.*	18,898	399,504
VSE Corp.	3,009	75,195
WageWorks, Inc.*	4,355	109,006

		8,168,296

Road & Rail (0.7%)
Amerco, Inc.	4,166	722,967
Arkansas Best Corp.	8,948	104,512
Avis Budget Group, Inc.*	50,400	1,402,632
Celadon Group, Inc.	8,722	181,941
Genesee & Wyoming, Inc., Class A*	20,410	1,900,375
Heartland Express, Inc.	21,985	293,280
Knight Transportation, Inc.	27,290	439,369
Marten Transport Ltd.	5,859	117,942
Old Dominion Freight Line, Inc.*	32,090	1,225,838
Patriot Transportation Holding, Inc.*	4,218	117,345
Quality Distribution, Inc.*	9,223	77,565
Roadrunner Transportation Systems, Inc.*	5,592	128,616
Saia, Inc.*	7,441	269,141
Swift Transportation Co.*	39,048	553,701
Universal Truckload Services, Inc.*	1,908	44,514
Werner Enterprises, Inc.	19,878	479,855

		8,059,593

Trading Companies & Distributors (0.5%)
Aceto Corp.	15,092	167,068
Aircastle Ltd.	24,074	329,332
Applied Industrial Technologies, Inc.	20,481	921,645
Beacon Roofing Supply, Inc.*	22,991	888,832
BlueLinx Holdings, Inc.*	7,837	22,335
CAI International, Inc.*	6,571	189,376
DXP Enterprises, Inc.*	3,949	294,990
Edgen Group, Inc.*	13,211	95,516
H&E Equipment Services, Inc.	13,847	282,479
Houston Wire & Cable Co.	7,899	102,292
Kaman Corp.	12,109	429,506
Rush Enterprises, Inc., Class A*	14,169	341,756
SeaCube Container Leasing Ltd.	6,220	142,811
TAL International Group, Inc.	12,302	557,404
Textainer Group Holdings Ltd.	5,621	222,311
Titan Machinery, Inc.*	7,576	210,234
Watsco, Inc.	13,570	1,142,323
Willis Lease Finance Corp.*	929	14,047

		6,354,257

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	5,855	86,185

Total Industrials		94,110,610

Information Technology (8.3%)
Communications Equipment (0.9%)
ADTRAN, Inc.	30,394	597,242
Ambient Corp.*	436	1,068
Anaren, Inc.*	7,111	137,882
Arris Group, Inc.*	50,852	873,129
Aruba Networks, Inc.*	51,395	1,271,512
Aviat Networks, Inc.*	31,284	105,427
Aware, Inc.	2,377	11,005
Bel Fuse, Inc., Class B	2,552	39,837
Black Box Corp.	8,281	180,609
CalAmp Corp.*	8,665	95,055
Calix, Inc.*	8,141	66,349
Ciena Corp.*	45,548	729,223
Comtech Telecommunications Corp.	7,971	193,536
Digi International, Inc.*	5,749	51,339
Emulex Corp.*	37,804	246,860
Extreme Networks, Inc.*	40,680	137,092
Finisar Corp.*	43,530	574,161
Globecomm Systems, Inc.*	7,943	95,395
Harmonic, Inc.*	55,330	320,361
Infinera Corp.*	53,639	375,473
InterDigital, Inc.	18,819	900,113
Ixia*	19,790	428,256
KVH Industries, Inc.*	6,977	94,678
Loral Space & Communications, Inc.	4,752	294,054
NETGEAR, Inc.*	18,133	607,637
Numerex Corp., Class A*	2,262	28,931
Oclaro, Inc.*	22,889	28,840
Oplink Communications, Inc.*	4,862	79,737
Parkervision, Inc.*	16,644	61,083
PC-Tel, Inc.	3,676	26,100
Plantronics, Inc.	19,994	883,535
Procera Networks, Inc.*	8,733	103,835
Ruckus Wireless, Inc.*	5,674	119,154
ShoreTel, Inc.*	13,431	48,754
Sonus Networks, Inc.*	91,884	237,980
Symmetricom, Inc.*	9,260	42,040
Tellabs, Inc.	168,214	351,567
Telular Corp.	3,506	35,270
Tessco Technologies, Inc.	1,094	23,674
Ubiquiti Networks, Inc.	7,676	105,315
ViaSat, Inc.*	16,413	795,046
Westell Technologies, Inc., Class A*	38,834	78,056

		11,476,210

Computers & Peripherals (0.4%)
3D Systems Corp.*	34,203	1,102,705
Avid Technology, Inc.*	11,701	73,365
Cray, Inc.*	16,666	386,818
Datalink Corp.*	3,055	36,905
Electronics for Imaging, Inc.*	22,677	575,089
Imation Corp.*	15,393	58,801
Immersion Corp.*	5,819	68,315
Intermec, Inc.*	27,736	272,645
Intevac, Inc.*	4,945	23,340
OCZ Technology Group, Inc.*	14,464	26,035
QLogic Corp.*	43,474	504,298
Quantum Corp.*	106,335	136,109
Silicon Graphics International Corp.*	14,576	200,420
STEC, Inc.*	15,157	66,994
Super Micro Computer, Inc.*	11,308	127,667
Synaptics, Inc.*	15,276	621,581

		4,281,087

Electronic Equipment, Instruments & Components (1.1%)
Aeroflex Holding Corp.*	4,719	37,091
Agilysys, Inc.*	2,981	29,631
Anixter International, Inc.	12,896	901,688
Audience, Inc.*	2,714	41,388
Badger Meter, Inc.	6,869	367,629
Benchmark Electronics, Inc.*	28,289	509,768
Checkpoint Systems, Inc.*	17,310	226,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cognex Corp.	20,412	$860,366
Coherent, Inc.	11,424	648,198
CTS Corp.	15,206	158,751
Daktronics, Inc.	13,122	137,781
DTS, Inc.*	9,018	149,969
Echelon Corp.*	17,531	42,776
Electro Rent Corp.	9,318	172,756
Electro Scientific Industries, Inc.	11,851	130,954
Fabrinet*	10,866	158,752
FARO Technologies, Inc.*	7,905	342,998
FEI Co.	17,697	1,142,341
Gerber Scientific, Inc. (Escrow Shares)(b)*†	21,501	215
GSI Group, Inc.*	13,312	113,551
Insight Enterprises, Inc.*	21,707	447,598
InvenSense, Inc.*	18,723	199,962
Kemet Corp.*	18,739	117,119
Key Tronic Corp.*	2,126	24,364
Littelfuse, Inc.	10,631	721,313
Maxwell Technologies, Inc.*	12,084	65,133
Measurement Specialties, Inc.*	6,186	246,017
Mercury Systems, Inc.*	14,122	104,079
Mesa Laboratories, Inc.	508	26,919
Methode Electronics, Inc.	14,657	188,782
MTS Systems Corp.	6,991	406,527
Multi-Fineline Electronix, Inc.*	6,580	101,529
Neonode, Inc.*	4,702	27,131
Newport Corp.*	15,794	267,234
OSI Systems, Inc.*	9,606	598,358
Park Electrochemical Corp.	9,490	240,477
PC Connection, Inc.	3,463	56,620
Plexus Corp.*	17,620	428,342
Power-One, Inc.*	37,967	157,563
RadiSys Corp.*	10,206	50,214
RealD, Inc.*	19,793	257,309
Richardson Electronics Ltd.	2,576	30,551
Rofin-Sinar Technologies, Inc.*	14,458	391,667
Rogers Corp.*	7,686	366,007
Sanmina Corp.*	36,670	416,571
ScanSource, Inc.*	13,137	370,726
SYNNEX Corp.*	11,705	433,085
TTM Technologies, Inc.*	24,001	182,408
Universal Display Corp.*	19,133	562,319
Viasystems Group, Inc.*	4,425	57,702
Vishay Precision Group, Inc.*	2,550	37,460
Zygo Corp.*	8,364	123,871

		13,877,629

Internet Software & Services (1.2%)
Active Network, Inc.*	26,661	111,710
Angie’s List, Inc.*	16,638	328,767
Bankrate, Inc.*	21,167	252,734
Bazaarvoice, Inc.*	6,882	50,376
Blucora, Inc.*	18,208	281,860
Brightcove, Inc.*	8,138	50,537
Carbonite, Inc.*	2,358	25,820
comScore, Inc.*	16,447	275,981
Constant Contact, Inc.*	13,284	172,426
Cornerstone OnDemand, Inc.*	15,432	526,231
CoStar Group, Inc.*	12,515	1,369,892
Dealertrack Technologies, Inc.*	20,691	607,902
Demand Media, Inc.*	16,081	138,779
Demandware, Inc.*	4,391	111,312
Dice Holdings, Inc.*	22,748	230,437
Digital River, Inc.*	18,482	261,335
E2open, Inc.*	1,473	29,372
EarthLink, Inc.	53,458	289,742
Envestnet, Inc.*	4,405	77,131
ExactTarget, Inc.*	5,906	137,433
Internap Network Services Corp.*	22,496	210,338
IntraLinks Holdings, Inc.*	18,948	120,509
Ipass, Inc.*	10,576	20,940
j2 Global, Inc.	22,124	867,482
Keynote Systems, Inc.	3,717	51,889
Limelight Networks, Inc.*	55,257	113,829
Liquidity Services, Inc.*	10,284	306,566
LivePerson, Inc.*	23,496	319,076
LogMeIn, Inc.*	10,444	200,734
Marchex, Inc., Class B	4,550	19,155
Market Leader, Inc.*	4,458	39,944
MeetMe, Inc.*	3,935	8,972
Millennial Media, Inc.*	8,926	56,680
Monster Worldwide, Inc.*	55,838	283,099
Move, Inc.*	18,073	215,972
NIC, Inc.	28,354	543,263
OpenTable, Inc.*	11,413	718,791
Perficient, Inc.*	14,742	171,892
QuinStreet, Inc.*	18,843	112,493
RealNetworks, Inc.*	18,646	143,761
Responsys, Inc.*	15,939	141,060
Saba Software, Inc.*	7,708	61,279
SciQuest, Inc.*	3,706	89,092
Spark Networks, Inc.*	2,169	15,270
SPS Commerce, Inc.*	5,678	242,280
Stamps.com, Inc.*	6,548	163,504
support.com, Inc.*	20,914	87,420
Synacor, Inc.*	2,856	8,539
TechTarget, Inc.*	3,673	17,961
Travelzoo, Inc.*	5,733	122,514
Trulia, Inc.*	1,621	50,867
United Online, Inc.	39,049	235,465
Unwired Planet, Inc.*	18,451	40,961
ValueClick, Inc.*	37,301	1,102,245
VistaPrint N.V.*	16,408	634,333
Vocus, Inc.*	8,305	117,516
Web.com Group, Inc.*	14,797	252,733
WebMD Health Corp.*	23,254	565,537
XO Group, Inc.*	5,428	54,280
Xoom Corp.*	1,446	33,027
Yelp, Inc.*	5,748	136,285
Zix Corp.*	12,609	45,140

		14,072,470

IT Services (1.0%)
Acxiom Corp.*	39,220	800,088
CACI International, Inc., Class A*	11,543	667,993
Cardtronics, Inc.*	21,524	591,049
Cass Information Systems, Inc.	4,535	190,651
CIBER, Inc.*	35,833	168,415
Computer Task Group, Inc.	5,792	123,891
Convergys Corp.	52,063	886,633
CSG Systems International, Inc.*	15,898	336,879
EPAM Systems, Inc.*	5,835	135,547
Euronet Worldwide, Inc.*	23,162	610,087
ExlService Holdings, Inc.*	10,707	352,046
Forrester Research, Inc.	6,853	216,897
Global Cash Access Holdings, Inc.*	29,109	205,218
Hackett Group, Inc.	5,192	23,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Heartland Payment Systems, Inc.	18,138	$598,010
Higher One Holdings, Inc.*	14,358	127,643
iGATE Corp.*	15,537	292,251
Innodata, Inc.*	4,333	14,949
Lionbridge Technologies, Inc.*	27,505	106,444
ManTech International Corp., Class A	11,480	308,468
Mattersight Corp.*	1,858	7,971
MAXIMUS, Inc.	16,372	1,309,269
ModusLink Global Solutions, Inc.*	16,673	55,021
MoneyGram International, Inc.*	8,203	148,474
PRGX Global, Inc.*	4,760	33,082
Sapient Corp.*	55,433	675,728
ServiceSource International, Inc.*	22,707	160,539
Sykes Enterprises, Inc.*	19,524	311,603
Syntel, Inc.	6,819	460,419
TeleTech Holdings, Inc.*	11,576	245,527
Unisys Corp.*	20,468	465,647
Virtusa Corp.*	8,920	211,939
WEX, Inc.*	17,617	1,382,935

		12,225,040

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	17,274	316,114
Alpha & Omega Semiconductor Ltd.*	6,742	59,869
Ambarella, Inc.*	1,188	18,604
Amkor Technology, Inc.*	21,085	84,340
ANADIGICS, Inc.*	16,624	33,248
Applied Micro Circuits Corp.*	30,144	223,669
ATMI, Inc.*	13,056	292,846
Axcelis Technologies, Inc.*	48,297	60,371
AXT, Inc.*	6,871	20,201
Brooks Automation, Inc.	31,055	316,140
Cabot Microelectronics Corp.*	11,688	406,158
Cavium, Inc.*	23,237	901,828
CEVA, Inc.*	10,565	164,814
Cirrus Logic, Inc.*	29,018	660,160
Cohu, Inc.	5,214	48,803
Cymer, Inc.*	14,641	1,407,000
Diodes, Inc.*	17,544	368,073
DSP Group, Inc.*	4,666	37,655
Entegris, Inc.*	67,014	660,758
Entropic Communications, Inc.*	42,085	171,286
Exar Corp.*	16,992	178,416
First Solar, Inc.*	27,639	745,147
FormFactor, Inc.*	19,720	92,684
GSI Technology, Inc.*	15,513	102,231
GT Advanced Technologies, Inc.*	60,879	200,292
Hittite Microwave Corp.*	13,884	840,815
Inphi Corp.*	10,418	108,868
Integrated Device Technology, Inc.*	69,841	521,712
Integrated Silicon Solution, Inc.*	6,332	58,064
Intermolecular, Inc.*	2,888	29,458
International Rectifier Corp.*	31,826	673,120
Intersil Corp., Class A	58,622	510,598
IXYS Corp.	12,953	124,219
Kopin Corp.*	15,156	56,077
Lattice Semiconductor Corp.*	52,044	283,640
LTX-Credence Corp.*	22,385	135,205
MA-COM Technology Solutions Holdings, Inc.*	6,054	97,288
Mattson Technology, Inc.*	11,878	16,392
MaxLinear, Inc., Class A*	4,601	28,526
MEMC Electronic Materials, Inc.*	105,956	466,206
Micrel, Inc.	23,517	247,164
Microsemi Corp.*	41,356	958,219
Mindspeed Technologies, Inc.*	8,721	29,041
MKS Instruments, Inc.	22,843	621,330
Monolithic Power Systems, Inc.	15,185	370,058
MoSys, Inc.*	7,047	33,191
Nanometrics, Inc.*	11,608	167,503
NeoPhotonics Corp.*	15,988	81,699
NVE Corp.*	1,712	96,591
OmniVision Technologies, Inc.*	27,436	378,068
PDF Solutions, Inc.*	9,135	146,343
Peregrine Semiconductor Corp.*	1,830	17,879
Pericom Semiconductor Corp.*	4,748	32,334
Photronics, Inc.*	25,579	170,868
PLX Technology, Inc.*	20,609	93,977
Power Integrations, Inc	14,134	613,557
QuickLogic Corp.*	9,129	22,457
Rambus, Inc.*	50,982	286,009
RF Micro Devices, Inc.*	135,866	722,807
Rubicon Technology, Inc.*	10,032	66,211
Rudolph Technologies, Inc.*	11,942	140,677
Semtech Corp.*	30,732	1,087,606
Sigma Designs, Inc.*	8,076	39,330
Silicon Image, Inc.*	36,747	178,590
Spansion, Inc., Class A*	24,493	315,225
STR Holdings, Inc.*	6,570	14,257
SunPower Corp.*	25,517	294,466
Supertex, Inc.	2,216	49,217
Tessera Technologies, Inc.	22,481	421,519
TriQuint Semiconductor, Inc.*	80,443	406,237
Ultra Clean Holdings, Inc.*	14,234	92,521
Ultratech, Inc.*	11,804	466,612
Veeco Instruments, Inc.*	18,880	723,670
Volterra Semiconductor Corp.*	11,944	169,605

		21,075,733

Software (2.0%)
Accelrys, Inc.*	24,954	243,551
ACI Worldwide, Inc.*	18,267	892,526
Actuate Corp.*	23,498	140,988
Advent Software, Inc.*	14,315	400,390
American Software, Inc., Class A	5,595	46,550
Aspen Technology, Inc.*	42,999	1,388,438
AVG Technologies N.V.*	8,823	122,816
Blackbaud, Inc.	21,705	643,119
Bottomline Technologies (de), Inc.*	16,378	466,937
BroadSoft, Inc.*	12,110	320,552
Callidus Software, Inc.*	7,442	34,010
CommVault Systems, Inc.*	19,952	1,635,665
Comverse, Inc.*	10,035	281,381
Digimarc Corp.	1,524	33,482
Ebix, Inc.	13,261	215,093
Ellie Mae, Inc.*	11,691	281,168
Envivio, Inc.*	1,571	2,671
EPIQ Systems, Inc.	14,006	196,504
ePlus, Inc.	1,356	62,661
Exa Corp.*	1,294	12,319
Fair Isaac Corp.	15,990	730,583
FalconStor Software, Inc.*	30,679	82,220
FleetMatics Group plc*	1,830	44,377
Glu Mobile, Inc.*	28,868	86,027
Guidance Software, Inc.*	4,250	46,112
Guidewire Software, Inc.*	10,563	406,042
Imperva, Inc.*	4,402	169,477
Infoblox, Inc.*	5,762	125,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Interactive Intelligence Group, Inc.*	6,596	$292,533
Jive Software, Inc.*	7,582	115,246
Manhattan Associates, Inc.*	10,038	745,723
Mentor Graphics Corp.	42,505	767,215
MicroStrategy, Inc., Class A*	4,078	412,204
Monotype Imaging Holdings, Inc.	17,863	424,246
NetScout Systems, Inc.*	18,259	448,624
Pegasystems, Inc.	8,358	234,693
Pervasive Software, Inc.*	2,555	23,429
Progress Software Corp.*	29,374	669,140
Proofpoint, Inc.*	6,934	116,907
PROS Holdings, Inc.*	9,874	268,277
PTC, Inc.*	54,324	1,384,719
QAD, Inc., Class A	1,258	16,153
QLIK Technologies, Inc.*	39,231	1,013,337
Qualys, Inc.*	1,734	21,398
RealPage, Inc.*	16,180	335,088
Rosetta Stone, Inc.*	8,376	128,823
Sapiens International Corp. N.V.	2,761	15,020
SeaChange International, Inc.*	13,744	163,416
Sourcefire, Inc.*	12,943	766,614
SS&C Technologies Holdings, Inc.*	14,256	427,395
Synchronoss Technologies, Inc.*	11,869	368,295
Take-Two Interactive Software, Inc.*	36,420	588,183
Tangoe, Inc.*	13,710	169,867
Telenav, Inc.*	12,221	78,825
TiVo, Inc.*	60,076	744,342
Tyler Technologies, Inc.*	14,805	906,954
Ultimate Software Group, Inc.*	12,463	1,298,146
VASCO Data Security International, Inc.*	17,088	144,223
Verint Systems, Inc.*	23,689	865,833
VirnetX Holding Corp.*	18,148	347,897
Websense, Inc.*	18,249	273,735

		23,687,194

Total Information Technology		100,695,363

Materials (2.7%)
Chemicals (1.2%)
A. Schulman, Inc.	15,096	476,430
ADA-ES, Inc.*	1,856	49,314
American Vanguard Corp.	12,815	391,370
Arabian American Development Co.*	4,215	35,532
Axiall Corp.	32,288	2,007,022
Balchem Corp.	14,255	626,365
Calgon Carbon Corp.*	28,469	515,289
Chase Corp.	1,330	25,696
Chemtura Corp.*	45,458	982,347
Ferro Corp.*	39,405	265,984
Flotek Industries, Inc.*	24,619	402,521
FutureFuel Corp.	4,080	49,572
GSE Holding, Inc.*	1,466	12,109
H.B. Fuller Co.	22,942	896,573
Hawkins, Inc.	1,928	77,024
Innophos Holdings, Inc.	9,871	538,562
Innospec, Inc.	11,614	514,268
KMG Chemicals, Inc.	1,648	32,037
Koppers Holdings, Inc.	9,137	401,845
Kraton Performance Polymers, Inc.*	15,829	370,399
Landec Corp.*	5,385	77,921
LSB Industries, Inc.*	8,611	299,490
Minerals Technologies, Inc.	17,665	733,274
Olin Corp.	38,476	970,365
OM Group, Inc.*	14,392	337,924
OMNOVA Solutions, Inc.*	23,315	178,826
PolyOne Corp.	45,430	1,108,946
Quaker Chemical Corp.	6,515	384,515
Sensient Technologies Corp.	22,967	897,780
Stepan Co.	7,704	486,122
Tredegar Corp.	11,188	329,375
Zep, Inc.	12,582	188,856
Zoltek Cos., Inc.*	15,413	184,185

		14,847,838

Construction Materials (0.2%)
Eagle Materials, Inc.	22,514	1,500,108
Headwaters, Inc.*	34,114	371,843
Texas Industries, Inc.*	11,264	710,871
United States Lime & Minerals, Inc.*	354	18,829

		2,601,651

Containers & Packaging (0.1%)
AEP Industries, Inc.*	872	62,618
Berry Plastics Group, Inc.*	13,467	256,546
Boise, Inc.	46,940	406,501
Graphic Packaging Holding Co.*	76,217	570,865
Myers Industries, Inc.	13,990	195,301
UFP Technologies, Inc.*	1,013	19,946

		1,511,777

Metals & Mining (0.7%)
A.M. Castle & Co.*	3,468	60,690
AK Steel Holding Corp.	56,210	186,055
AMCOL International Corp.	12,598	380,334
Century Aluminum Co.*	26,494	205,064
Coeur d’Alene Mines Corp.*	40,048	755,305
General Moly, Inc.*	41,443	91,589
Globe Specialty Metals, Inc.	30,484	424,337
Gold Resource Corp.	14,408	187,736
Golden Minerals Co.*	6,691	15,925
Golden Star Resources Ltd.*	116,650	186,640
Handy & Harman Ltd.*	1,095	16,852
Haynes International, Inc.	6,096	337,109
Hecla Mining Co.	136,159	537,828
Horsehead Holding Corp.*	25,167	273,817
Kaiser Aluminum Corp.	8,951	578,682
Materion Corp.	9,877	281,494
McEwen Mining, Inc.*	93,262	266,729
Metals USA Holdings Corp.	7,901	163,156
Midway Gold Corp.*	26,481	32,307
Noranda Aluminum Holding Corp.	24,030	107,895
Olympic Steel, Inc.	1,864	44,550
Paramount Gold and Silver Corp.*	39,743	88,627
Revett Minerals, Inc.*	5,226	11,915
RTI International Metals, Inc.*	15,031	476,332
Schnitzer Steel Industries, Inc., Class A	11,591	309,016
Stillwater Mining Co.*	53,541	692,285
SunCoke Energy, Inc.*	32,768	535,101
U.S. Antimony Corp.*	10,864	18,795
U.S. Silica Holdings, Inc.	2,446	57,677
Universal Stainless & Alloy Products, Inc.*	1,539	55,943
Vista Gold Corp.*	12,319	26,609
Worthington Industries, Inc.	25,325	784,568

		8,190,962

Paper & Forest Products (0.5%)
Boise Cascade Co.*	2,749	93,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Buckeye Technologies, Inc.	18,849	$564,528
Clearwater Paper Corp.*	10,349	545,289
Deltic Timber Corp.	4,781	328,550
KapStone Paper and Packaging Corp.	18,477	513,661
Louisiana-Pacific Corp.*	63,730	1,376,568
Neenah Paper, Inc.	7,017	215,843
P.H. Glatfelter Co.	22,081	516,254
Resolute Forest Products*	37,185	601,653
Schweitzer-Mauduit International, Inc.	14,118	546,790
Wausau Paper Corp.	22,558	243,175

		5,545,612

Total Materials		32,697,840

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	25,395	173,956
Atlantic Tele-Network, Inc.	3,870	187,734
Cbeyond, Inc.*	17,698	131,496
Cincinnati Bell, Inc.*	90,352	294,548
Cogent Communications Group, Inc.	21,886	577,790
Consolidated Communications Holdings, Inc.	16,964	297,718
Fairpoint Communications, Inc.*	11,437	85,434
General Communication, Inc., Class A*	17,444	159,961
Hawaiian Telcom Holdco, Inc.*	6,466	149,171
HickoryTech Corp.	2,920	29,638
IDT Corp., Class B	8,221	99,145
inContact, Inc.*	22,840	184,776
Iridium Communications, Inc.*	26,088	157,050
Lumos Networks Corp.	12,554	169,228
magicJack VocalTec Ltd.*	2,991	41,874
Neutral Tandem, Inc.	6,065	19,833
ORBCOMM, Inc.*	7,483	38,986
Premiere Global Services, Inc.*	23,481	258,056
Primus Telecommunications Group, Inc.	7,920	87,516
Towerstream Corp.*	31,435	70,100
Vonage Holdings Corp.*	66,070	190,942

		3,404,952

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	12,095	66,765
Leap Wireless International, Inc.*	24,518	144,411
NTELOS Holdings Corp.	11,943	152,990
Shenandoah Telecommunications Co.	9,775	148,873
USA Mobility, Inc.	8,985	119,231

		632,270

Total Telecommunication Services		4,037,222

Utilities (1.7%)
Electric Utilities (0.8%)
ALLETE, Inc.	17,543	859,958
Cleco Corp.	28,065	1,319,897
El Paso Electric Co.	18,492	622,256
Empire District Electric Co.	18,702	418,925
IDACORP, Inc.	24,394	1,177,498
MGE Energy, Inc.	10,611	588,274
Otter Tail Corp.	16,749	521,564
PNM Resources, Inc.	37,636	876,542
Portland General Electric Co.	34,713	1,052,845
UIL Holdings Corp.	25,177	996,757
Unitil Corp.	5,898	165,911
UNS Energy Corp.	18,424	901,671

		9,502,098

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,224	207,187
Delta Natural Gas Co., Inc.	1,742	38,080
Laclede Group, Inc.	10,467	446,941
New Jersey Resources Corp.	18,849	845,378
Northwest Natural Gas Co.	12,684	555,813
Piedmont Natural Gas Co., Inc.	34,945	1,148,992
South Jersey Industries, Inc.	14,975	832,460
Southwest Gas Corp.	21,283	1,010,091
WGL Holdings, Inc.	24,320	1,072,512

		6,157,454

Independent Power Producers & Energy Traders (0.1%)
American DG Energy, Inc.*	6,100	12,810
Atlantic Power Corp.	55,046	271,377
Genie Energy Ltd., Class B	5,188	48,041
Ormat Technologies, Inc.	8,147	168,235

		500,463

Multi-Utilities (0.2%)
Avista Corp.	27,437	751,774
Black Hills Corp.	19,661	865,871
CH Energy Group, Inc.	7,167	468,650
NorthWestern Corp.	17,249	687,545

		2,773,840

Water Utilities (0.1%)
American States Water Co.	8,729	502,528
Artesian Resources Corp., Class A	2,212	49,704
Cadiz, Inc.*	4,842	32,732
California Water Service Group	19,475	387,552
Connecticut Water Service, Inc.	2,673	78,132
Consolidated Water Co., Ltd.	5,218	51,658
Middlesex Water Co.	4,357	85,049
SJW Corp.	6,038	160,007
York Water Co.	3,404	63,995

		1,411,357

Total Utilities		20,345,212

Total Common Stocks (50.8%)
(Cost $ 445,906,132)		614,823,500

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*
(Cost $ 51,688)	2,834	54,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	$4,416

Total Financials		4,416

Total Corporate Bonds		4,416

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,416

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	6,286	817

Total Investments (50.8%) (Cost $445,962,620)		614,883,401
Other Assets Less Liabilities (49.2%)		594,816,061

Net Assets (100%)		$1,209,699,462

*	Non-income producing.

†	Securities (totaling $3,825 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $388,182.

(b)	Illiquid Security.

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	6,263	June-13	$578,087,467	$594,296,070	$16,208,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$84,654,895	$3,729	$—	$84,658,624
Consumer Staples	21,686,103	17,068	—	21,703,171
Energy	37,950,776	—	—	37,950,776
Financials	143,547,377	36,681	—	143,584,058
Health Care	75,037,014	—	3,610	75,040,624
Industrials	94,110,610	—	—	94,110,610
Information Technology	100,695,148	—	215	100,695,363
Materials	32,697,840	—	—	32,697,840
Telecommunication Services	4,037,222	—	—	4,037,222
Utilities	20,345,212	—	—	20,345,212
Corporate Bonds
Financials	—	4,416	—	4,416
Futures	16,208,603	—	—	16,208,603
Investment Companies
Investment Companies	54,668	—	—	54,668
Warrants
Energy	—	817	—	817

Total Assets	$631,025,468	$62,711	$3,825	$631,092,004

Total Liabilities	$—	$—	$—	$—

Total	$631,025,468	$62,711	$3,825	$631,092,004

(a)	Securities with a market value of $57,479 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Health Care	Investments in Common Stocks - Information Technology
Balance as of 12/31/12	$3,610	$215
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/13	$3,610	$215

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,259,855
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,137,535

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,968,424
Aggregate gross unrealized depreciation	(38,573,197)

Net unrealized appreciation	$165,395,227

Federal income tax cost of investments	$449,488,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.5%)
Auto Components (0.2%)
Aisin Seiki Co., Ltd.	1,700	$62,214
BorgWarner, Inc.*	960	74,246
Bridgestone Corp.	5,900	197,429
Cie Generale des Etablissements Michelin	1,175	98,278
Continental AG	992	118,602
Delphi Automotive plc	2,413	107,137
Denso Corp.	4,400	185,797
GKN plc	14,677	58,986
Goodyear Tire & Rubber Co.*	2,060	25,977
Johnson Controls, Inc.	5,755	201,828
Koito Manufacturing Co., Ltd.	1,000	17,156
NGK Spark Plug Co., Ltd.	1,000	15,265
NHK Spring Co., Ltd.	1,000	10,400
NOK Corp.	900	12,936
Nokian Renkaat Oyj	1,010	44,925
Pirelli & C. S.p.A.	2,143	22,484
Stanley Electric Co., Ltd.	1,200	20,689
Sumitomo Rubber Industries Ltd.	1,500	25,017
Toyoda Gosei Co., Ltd.	600	14,348
Toyota Boshoku Corp.	500	7,032
Toyota Industries Corp.	1,500	54,895

		1,375,641

Automobiles (0.6%)
Bayerische Motoren Werke (BMW) AG	2,984	257,463
Bayerische Motoren Werke (BMW) AG (Preference)	471	30,088
Daihatsu Motor Co., Ltd.	2,000	41,387
Daimler AG (Registered)	8,174	444,732
Fiat S.p.A.*	7,887	41,956
Ford Motor Co.	32,480	427,112
Fuji Heavy Industries Ltd.	5,000	78,823
Harley-Davidson, Inc.	1,890	100,737
Honda Motor Co., Ltd.	14,706	562,401
Isuzu Motors Ltd.	10,000	60,233
Mazda Motor Corp.*	24,000	70,112
Mitsubishi Motors Corp.*	35,000	36,437
Nissan Motor Co., Ltd.	22,400	215,826
Peugeot S.A.*	2,078	15,050
Porsche Automobil Holding SE (Preference)	1,380	100,866
Renault S.A.	1,732	108,510
Suzuki Motor Corp.	3,300	73,583
Toyota Motor Corp.	24,871	1,274,792
Volkswagen AG	266	50,038
Volkswagen AG (Preference)	1,304	259,088
Yamaha Motor Co., Ltd.	2,500	33,622

		4,282,856

Distributors (0.0%)
Genuine Parts Co.	1,335	104,130
Jardine Cycle & Carriage Ltd.	1,467	60,473
Li & Fung Ltd.	52,000	71,678

		236,281

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	770	13,390
Benesse Holdings, Inc.	600	25,495
H&R Block, Inc.	2,230	65,607

		104,492

Hotels, Restaurants & Leisure (0.5%)
Accor S.A.	1,331	46,236
Carnival Corp.	3,765	129,140
Carnival plc	1,643	57,518
Chipotle Mexican Grill, Inc.*	331	107,863
Compass Group plc	16,772	214,195
Crown Ltd.	3,609	46,217
Darden Restaurants, Inc.	1,045	54,006
Echo Entertainment Group Ltd.	6,696	24,261
Flight Centre Ltd.	496	17,351
Galaxy Entertainment Group Ltd.*	18,912	78,937
Genting Singapore plc	54,000	65,086
InterContinental Hotels Group plc	2,453	74,805
International Game Technology	2,240	36,960
Marriott International, Inc., Class A	2,140	90,372
McDonald’s Corp.	8,615	858,829
McDonald’s Holdings Co. Japan Ltd.	608	16,367
MGM China Holdings Ltd.	8,560	18,305
OPAP S.A.	2,012	15,887
Oriental Land Co., Ltd.	500	81,797
Sands China Ltd.	21,764	112,850
Shangri-La Asia Ltd.	14,000	27,414
SJM Holdings Ltd.	17,492	43,671
SKYCITY Entertainment Group Ltd.	5,198	19,180
Sodexo S.A.	850	79,212
Starbucks Corp.	6,505	370,525
Starwood Hotels & Resorts Worldwide, Inc.	1,680	107,066
Tabcorp Holdings Ltd.	6,579	22,125
Tatts Group Ltd.	12,281	40,533
TUI Travel plc	4,029	19,933
Whitbread plc	1,609	62,782
Wyndham Worldwide Corp.	1,170	75,442
Wynn Macau Ltd.*	14,023	37,214
Wynn Resorts Ltd.	715	89,489
Yum! Brands, Inc.	3,930	282,724

		3,424,292

Household Durables (0.1%)
Casio Computer Co., Ltd.	2,000	15,573
D.R. Horton, Inc.	2,305	56,011
Electrolux AB	2,168	55,160
Garmin Ltd.	930	30,727
Harman International Industries, Inc.	550	24,547
Husqvarna AB, Class B*	3,637	21,465
Leggett & Platt, Inc.	1,105	37,327
Lennar Corp., Class A	1,335	55,376
Newell Rubbermaid, Inc.	2,370	61,857
Panasonic Corp.	19,800	148,077
PulteGroup, Inc.*	2,795	56,571
Rinnai Corp.	300	21,320
Sekisui Chemical Co., Ltd.	3,000	33,016
Sekisui House Ltd.	4,000	54,178
Sharp Corp.*	9,000	25,623
Sony Corp.	9,000	155,362
Whirlpool Corp.	715	84,699

		936,889

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,086	822,388
Expedia, Inc.	787	47,228
Netflix, Inc.*	478	90,538
priceline.com, Inc.*	439	302,001
Rakuten, Inc.	6,542	66,786
TripAdvisor, Inc.*	837	43,959

		1,372,900

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	965	42,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mattel, Inc.	2,900	$126,991
Namco Bandai Holdings, Inc.	1,600	28,215
Nikon Corp.	3,100	72,614
Sankyo Co., Ltd.	500	23,371
Sega Sammy Holdings, Inc.	1,800	36,044
Shimano, Inc.	700	57,109
Yamaha Corp.	1,400	13,563

		400,309

Media (0.8%)
Axel Springer AG	357	15,470
British Sky Broadcasting Group plc	9,742	130,706
Cablevision Systems Corp. - New York Group, Class A	1,770	26,479
CBS Corp., Class B	5,015	234,150
Comcast Corp., Class A	22,730	954,887
Dentsu, Inc.	1,637	48,657
DIRECTV*	5,295	299,750
Discovery Communications, Inc., Class A*	2,085	164,173
Eutelsat Communications S.A.	1,190	41,956
Gannett Co., Inc.	1,900	41,553
Hakuhodo DY Holdings, Inc.	210	16,107
Interpublic Group of Cos., Inc.	3,675	47,885
ITV plc	33,424	65,717
J.C. Decaux S.A.	600	16,444
Jupiter Telecommunications Co., Ltd.	19	24,887
Kabel Deutschland Holding AG	798	73,629
Lagardere S.C.A	1,064	39,178
News Corp., Class A	17,245	526,317
Omnicom Group, Inc.	2,260	133,114
Pearson plc	7,356	132,337
ProSiebenSat.1 Media AG (Preference)	789	28,167
Publicis Groupe S.A.	1,597	107,085
Reed Elsevier N.V.	6,199	106,201
Reed Elsevier plc	10,990	130,417
Scripps Networks Interactive, Inc., Class A	695	44,716
SES S.A. (FDR)	2,738	85,812
Singapore Press Holdings Ltd	14,000	50,566
Telenet Group Holding N.V.	512	25,320
Time Warner Cable, Inc.	2,670	256,480
Time Warner, Inc.	8,085	465,858
Toho Co., Ltd.	1,000	20,864
Viacom, Inc., Class B	4,070	250,590
Walt Disney Co.	15,260	866,768
Washington Post Co., Class B	61	27,267
Wolters Kluwer N.V.	2,720	59,395
WPP plc	11,381	181,402

		5,740,304

Multiline Retail (0.2%)
Dollar General Corp.*	2,270	114,817
Dollar Tree, Inc.*	1,960	94,923
Don Quijote Co., Ltd.	500	22,122
Family Dollar Stores, Inc.	870	51,374
Harvey Norman Holdings Ltd.	4,786	13,603
Isetan Mitsukoshi Holdings Ltd.	3,200	46,062
J. Front Retailing Co., Ltd.	4,000	31,104
J.C. Penney Co., Inc.	1,160	17,528
Kohl’s Corp.	1,870	86,263
Macy’s, Inc.	3,420	143,093
Marks & Spencer Group plc	14,485	85,836
Marui Group Co., Ltd.	2,000	20,672
Next plc	1,486	98,580
Nordstrom, Inc.	1,340	74,008
PPR S.A.	681	149,622
Takashimaya Co., Ltd.	2,000	19,759
Target Corp.	5,540	379,213

		1,448,579

Specialty Retail (0.5%)
ABC-Mart, Inc.	300	11,425
Abercrombie & Fitch Co., Class A	625	28,875
AutoNation, Inc.*	270	11,813
AutoZone, Inc.*	375	148,789
Bed Bath & Beyond, Inc.*	2,005	129,162
Best Buy Co., Inc.	2,175	48,176
CarMax, Inc.*	1,880	78,396
Fast Retailing Co., Ltd.	500	158,974
GameStop Corp., Class A	955	26,711
Gap, Inc.	2,455	86,907
Hennes & Mauritz AB, Class B	8,555	305,885
Home Depot, Inc.	12,885	899,115
Inditex S.A.	1,966	260,580
Kingfisher plc	21,351	93,367
L Brands, Inc.	2,065	92,223
Lowe’s Cos., Inc.	9,705	368,014
Nitori Holdings Co., Ltd.	350	26,956
O’Reilly Automotive, Inc.*	1,045	107,165
PetSmart, Inc.	920	57,132
Ross Stores, Inc.	1,890	114,572
Sanrio Co., Ltd.	400	17,698
Shimamura Co., Ltd.	200	23,328
Staples, Inc.	5,730	76,954
Tiffany & Co.	1,040	72,322
TJX Cos., Inc.	6,260	292,655
Urban Outfitters, Inc.*	910	35,253
USS Co., Ltd.	200	22,946
Yamada Denki Co., Ltd.	790	36,086

		3,631,479

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,886	195,678
Asics Corp.	1,000	16,445
Burberry Group plc	3,979	80,350
Christian Dior S.A.	492	81,609
Cie Financiere Richemont S.A., Class A	4,704	369,165
Coach, Inc.	2,380	118,976
Fossil, Inc.*	526	50,812
Hugo Boss AG	222	24,877
Luxottica Group S.p.A.	1,484	74,398
LVMH Moet Hennessy Louis Vuitton S.A.	2,290	393,055
NIKE, Inc., Class B	6,210	366,452
PVH Corp.	682	72,844
Ralph Lauren Corp.	549	92,951
Swatch Group AG	192	111,644
Swatch Group AG (Registered)	392	39,786
VF Corp.	785	131,684
Yue Yuen Industrial Holdings Ltd.	6,500	21,185

		2,241,911

Total Consumer Discretionary		25,195,933

Consumer Staples (3.6%)
Beverages (0.8%)
Anheuser-Busch InBev N.V.	7,238	716,728
Asahi Group Holdings Ltd.	3,500	83,619
Beam, Inc.	1,325	84,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Brown-Forman Corp., Class B	1,282	$91,535
Carlsberg A/S, Class B	964	93,808
Coca Cola Hellenic Bottling Co. S.A.*	1,817	48,679
Coca-Cola Amatil Ltd.	5,145	78,101
Coca-Cola Co.	32,930	1,331,689
Coca-Cola Enterprises, Inc.	2,355	86,947
Coca-Cola West Co., Ltd.	500	8,700
Constellation Brands, Inc., Class A*	1,250	59,550
Diageo plc	22,585	712,073
Dr. Pepper Snapple Group, Inc.	1,770	83,101
Heineken Holding N.V.	909	58,248
Heineken N.V.	2,076	156,474
Kirin Holdings Co., Ltd.	7,000	112,360
Molson Coors Brewing Co., Class B	1,335	65,322
Monster Beverage Corp.*	1,300	62,062
PepsiCo, Inc.	13,270	1,049,790
Pernod-Ricard S.A.	1,913	238,376
Remy Cointreau S.A.	202	23,345
SABMiller plc	8,621	453,756
Treasury Wine Estates Ltd.	5,832	34,550

		5,733,003

Food & Staples Retailing (0.7%)
Aeon Co., Ltd.	5,400	69,755
Carrefour S.A.	5,432	148,695
Casino Guichard Perrachon S.A.	508	53,384
Colruyt S.A.	684	33,077
Costco Wholesale Corp.	3,745	397,382
CVS Caremark Corp.	10,830	595,542
Delhaize Group S.A.	918	50,076
Distribuidora Internacional de Alimentacion S.A.	5,509	38,105
FamilyMart Co., Ltd.	600	27,376
J Sainsbury plc	11,058	63,596
Jeronimo Martins SGPS S.A.	1,985	38,663
Kesko Oyj, Class B	573	17,900
Koninklijke Ahold N.V.	9,082	139,177
Kroger Co.	4,575	151,615
Lawson, Inc.	600	46,019
Metcash Ltd.	7,935	34,203
Metro AG	1,168	33,208
Olam International Ltd.	9,000	12,480
Safeway, Inc.	1,950	51,383
Seven & I Holdings Co., Ltd.	6,800	225,017
Sysco Corp.	4,920	173,036
Tesco plc	72,458	420,072
Walgreen Co.	7,265	346,395
Wal-Mart Stores, Inc.	14,341	1,073,137
Wesfarmers Ltd.	9,071	379,660
Whole Foods Market, Inc.	1,485	128,824
WM Morrison Supermarkets plc	20,715	86,935
Woolworths Ltd.	11,105	390,679

		5,225,391

Food Products (0.9%)
Ajinomoto Co., Inc.	5,466	80,189
Archer-Daniels-Midland Co.	5,585	188,382
Aryzta AG*	786	46,408
Associated British Foods plc	3,210	92,720
Barry Callebaut AG (Registered)*	17	16,395
Calbee, Inc.	148	11,650
Campbell Soup Co.	1,460	66,226
ConAgra Foods, Inc.	3,405	121,933
D.E Master Blenders 1753 N.V.*	5,360	82,792
Danone S.A.	5,216	362,923
Dean Foods Co.*	1,570	28,464
General Mills, Inc.	5,455	268,986
Golden Agri-Resources Ltd.	63,000	29,459
H.J. Heinz Co.	2,675	193,322
Hershey Co.	1,325	115,977
Hormel Foods Corp.	1,095	45,245
J.M. Smucker Co.	970	96,185
Kellogg Co.	2,120	136,592
Kerry Group plc, Class A	1,345	80,155
Kikkoman Corp.	1,000	17,422
Kraft Foods Group, Inc.	3,955	203,801
Lindt & Spruengli AG*	8	30,785
Lindt & Spruengli AG (Registered)*	1	45,128
McCormick & Co., Inc. (Non-Voting)	1,150	84,583
Mead Johnson Nutrition Co.	1,755	135,925
MEIJI Holdings Co., Ltd.	600	27,439
Mondelez International, Inc., Class A	11,865	363,188
Nestle S.A. (Registered)	29,059	2,101,444
Nippon Meat Packers, Inc.	1,000	16,115
Nisshin Seifun Group, Inc.	1,500	19,759
Nissin Foods Holdings Co., Ltd.	600	27,503
Orkla ASA	6,954	55,601
Suedzucker AG	735	31,044
Tate & Lyle plc	4,200	54,244
Toyo Suisan Kaisha Ltd.	1,000	30,807
Tyson Foods, Inc., Class A	2,380	59,072
Unilever N.V. (CVA)	14,679	601,274
Unilever plc	11,565	489,217
Wilmar International Ltd.	17,000	47,285
Yakult Honsha Co., Ltd.	900	36,235
Yamazaki Baking Co., Ltd.	842	11,091

		6,552,965

Household Products (0.5%)
Clorox Co.	1,145	101,367
Colgate-Palmolive Co.	3,865	456,186
Henkel AG & Co. KGaA	1,171	92,465
Henkel AG & Co. KGaA (Preference)	1,606	154,584
Kimberly-Clark Corp.	3,390	332,152
Procter & Gamble Co.	23,430	1,805,516
Reckitt Benckiser Group plc	5,865	420,448
Svenska Cellulosa AB, Class B*	5,217	134,497
Unicharm Corp.	1,100	62,750

		3,559,965

Personal Products (0.1%)
Avon Products, Inc.	3,630	75,250
Beiersdorf AG	909	83,941
Estee Lauder Cos., Inc., Class A	2,090	133,823
Kao Corp.	4,800	155,011
L’Oreal S.A.	2,174	344,720
Shiseido Co., Ltd.	3,200	44,770

		837,515

Tobacco (0.6%)
Altria Group, Inc.	17,245	593,055
British American Tobacco plc	17,512	938,485
Imperial Tobacco Group plc	8,936	312,154
Japan Tobacco, Inc.	9,910	316,349
Lorillard, Inc.	3,465	139,813
Philip Morris International, Inc.	14,325	1,328,071
Reynolds American, Inc.	2,745	122,125
Swedish Match AB	1,856	57,618

		3,807,670

Total Consumer Staples		25,716,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.8%)
Energy Equipment & Services (0.4%)
Aker Solutions ASA	1,482	$27,556
AMEC plc	2,817	45,200
Baker Hughes, Inc.	3,745	173,805
Cameron International Corp.*	2,110	137,572
Cie Generale de Geophysique-Veritas*	1,430	32,207
Diamond Offshore Drilling, Inc.	550	38,258
Ensco plc, Class A	1,920	115,200
FMC Technologies, Inc.*	2,050	111,499
Fugro N.V. (CVA)	624	34,539
Halliburton Co.	7,855	317,421
Helmerich & Payne, Inc.	910	55,237
Nabors Industries Ltd.	2,470	40,063
National Oilwell Varco, Inc.	3,680	260,360
Noble Corp.	2,115	80,687
Petrofac Ltd.	2,338	50,907
Rowan Cos., plc, Class A*	980	34,653
Saipem S.p.A.	2,386	73,373
Schlumberger Ltd.	11,290	845,508
Seadrill Ltd.	3,172	114,970
Subsea 7 S.A.	2,536	59,267
Technip S.A.	916	93,910
Tenaris S.A.	4,255	86,450
Transocean Ltd.*	2,290	118,758
WorleyParsons Ltd.	1,855	47,685

		2,995,085

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.	4,285	374,723
Apache Corp.	3,375	260,415
BG Group plc	30,615	525,188
BP plc	171,580	1,198,993
Cabot Oil & Gas Corp.	1,770	119,670
Caltex Australia Ltd.	1,217	27,052
Chesapeake Energy Corp.	4,420	90,212
Chevron Corp.	16,700	1,984,294
ConocoPhillips Co.	10,320	620,232
CONSOL Energy, Inc.	1,880	63,262
Cosmo Oil Co., Ltd.*	4,000	8,413
Delek Group Ltd.	41	11,508
Denbury Resources, Inc.*	3,330	62,105
Devon Energy Corp.	3,250	183,365
Eni S.p.A.	22,924	515,121
EOG Resources, Inc.	2,355	301,605
EQT Corp.	1,275	86,381
Exxon Mobil Corp.	38,563	3,474,912
Galp Energia SGPS S.A., Class B	2,432	38,095
Hess Corp.	2,490	178,309
Idemitsu Kosan Co., Ltd.	200	17,358
INPEX Corp.	20	107,080
Japan Petroleum Exploration Co.	300	11,776
JX Holdings, Inc.	20,000	111,967
Kinder Morgan, Inc.	4,790	185,277
Lundin Petroleum AB*	2,006	43,404
Marathon Oil Corp.	5,940	200,297
Marathon Petroleum Corp.	2,920	261,632
Murphy Oil Corp.	1,585	101,012
Neste Oil Oyj*	1,155	16,286
Newfield Exploration Co.*	1,145	25,671
Noble Energy, Inc.	1,560	180,430
Occidental Petroleum Corp.	6,955	545,063
OMV AG	1,327	56,431
Origin Energy Ltd.	9,823	135,817
Peabody Energy Corp.	2,245	47,482
Phillips 66	5,310	371,541
Pioneer Natural Resources Co.	1,030	127,978
QEP Resources, Inc.	1,460	46,486
Range Resources Corp.	1,385	112,240
Repsol S.A.	7,358	149,495
Royal Dutch Shell plc, Class A	33,483	1,083,145
Royal Dutch Shell plc, Class B	23,705	787,006
Santos Ltd.	8,611	111,439
Showa Shell Sekiyu KK	1,700	12,009
Southwestern Energy Co.*	2,960	110,290
Spectra Energy Corp.	5,560	170,970
Statoil ASA	10,057	243,128
Tesoro Corp.	1,205	70,553
TonenGeneral Sekiyu KK	2,000	19,780
Total S.A.	19,181	918,454
Tullow Oil plc	8,175	152,909
Valero Energy Corp.	4,625	210,391
Whitehaven Coal Ltd.	4,108	9,067
Williams Cos., Inc.	5,270	197,414
Woodside Petroleum Ltd.	5,940	221,526
WPX Energy, Inc.*	1,690	27,074

		17,323,733

Total Energy		20,318,818

Financials (6.2%)
Capital Markets (0.6%)
3i Group plc	8,751	42,018
Aberdeen Asset Management plc	7,767	50,652
Ameriprise Financial, Inc.	1,830	134,779
Bank of New York Mellon Corp.	10,040	281,020
BlackRock, Inc.	1,145	294,128
Charles Schwab Corp.	9,290	164,340
Credit Suisse Group AG (Registered)*	11,301	296,543
Daiwa Securities Group, Inc.	14,000	98,454
Deutsche Bank AG (Registered)	8,376	326,559
E*TRADE Financial Corp.*	2,125	22,759
Franklin Resources, Inc.	1,165	175,694
Goldman Sachs Group, Inc.	3,830	563,584
Hargreaves Lansdown plc	2,137	28,184
ICAP plc	4,947	21,828
Invesco Ltd.	3,710	107,442
Investec plc	4,908	34,230
Julius Baer Group Ltd.*	1,953	75,935
Legg Mason, Inc.	925	29,739
Macquarie Group Ltd.	2,911	112,594
Morgan Stanley	11,690	256,946
Nomura Holdings, Inc.	32,700	201,477
Northern Trust Corp.	1,850	100,936
Partners Group Holding AG	157	38,750
Ratos AB, Class B	1,726	18,236
SBI Holdings, Inc.	2,023	17,837
Schroders plc	1,019	32,639
State Street Corp.	4,025	237,837
T. Rowe Price Group, Inc.	2,175	162,842
UBS AG (Registered)	32,813	502,927

		4,430,909

Commercial Banks (2.3%)
Aozora Bank Ltd.	5,000	14,076
Australia & New Zealand Banking Group Ltd.	24,474	726,976
Banco Bilbao Vizcaya Argentaria S.A.	49,099	425,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Banco de Sabadell S.A.*	25,621	$47,030
Banco Espirito Santo S.A. (Registered)*	18,102	18,540
Banco Popolare S.c.a.r.l.*	17,200	21,684
Banco Popular Espanol S.A.	47,966	35,538
Banco Santander S.A.	93,003	624,930
Bank Leumi Le-Israel B.M.*	11,286	39,777
Bank of East Asia Ltd.	11,000	43,362
Bank of Kyoto Ltd.	2,415	23,577
Bank of Yokohama Ltd.	10,000	57,789
Bankia S.A.*	8,983	1,900
Banque Cantonale Vaudoise (Registered)	28	15,633
Barclays plc	104,761	463,450
BB&T Corp.	5,875	184,416
Bendigo and Adelaide Bank Ltd.	3,574	38,215
BNP Paribas S.A.	9,403	482,612
BOC Hong Kong Holdings Ltd.	33,000	110,106
CaixaBank	7,367	24,931
Chiba Bank Ltd.	6,000	43,087
Chugoku Bank Ltd.	1,475	23,786
Comerica, Inc.	1,590	57,161
Commerzbank AG*	34,144	50,114
Commonwealth Bank of Australia	14,347	1,015,891
Credit Agricole S.A.*	11,651	95,971
Danske Bank A/S*	5,908	105,638
DBS Group Holdings Ltd.	16,000	206,393
DNB ASA	8,806	129,133
Erste Group Bank AG*	1,956	54,484
Fifth Third Bancorp	7,805	127,300
First Horizon National Corp.	2,035	21,734
Fukuoka Financial Group, Inc.	6,000	29,957
Gunma Bank Ltd.	3,000	17,847
Hachijuni Bank Ltd.	3,000	17,879
Hang Seng Bank Ltd.	6,900	110,666
Hiroshima Bank Ltd.	4,000	19,291
HSBC Holdings plc	165,000	1,761,232
Huntington Bancshares, Inc./Ohio	7,275	53,762
Intesa Sanpaolo S.p.A.	101,932	147,202
Iyo Bank Ltd.	2,000	18,505
Joyo Bank Ltd.	5,000	27,779
KBC Groep N.V.	2,129	73,330
KeyCorp	7,960	79,282
Lloyds Banking Group plc*	380,313	281,363
M&T Bank Corp.	1,040	107,286
Mitsubishi UFJ Financial Group, Inc.	114,762	687,585
Mizrahi Tefahot Bank Ltd.*	1,117	11,915
Mizuho Financial Group, Inc.	205,900	439,644
National Australia Bank Ltd.	20,484	657,722
Natixis S.A.	14,534	55,183
Nishi-Nippon City Bank Ltd.	6,000	18,484
Nordea Bank AB	23,721	268,641
Oversea-Chinese Banking Corp., Ltd.	23,000	197,485
PNC Financial Services Group, Inc.	4,480	297,920
Raiffeisen Bank International AG	441	14,989
Regions Financial Corp.	11,960	97,952
Resona Holdings, Inc.	16,900	88,867
Royal Bank of Scotland Group plc*	18,977	79,439
Seven Bank Ltd.	4,829	15,492
Shinsei Bank Ltd.	13,000	29,691
Shizuoka Bank Ltd.	5,000	56,249
Skandinaviska Enskilda Banken AB, Class A	12,710	127,655
Societe Generale S.A.*	6,866	225,574
Standard Chartered plc	21,559	558,029
Sumitomo Mitsui Financial Group, Inc.	12,100	493,589
Sumitomo Mitsui Trust Holdings, Inc.	28,000	132,363
SunTrust Banks, Inc.	4,540	130,797
Suruga Bank Ltd.	2,000	32,018
Svenska Handelsbanken AB, Class A	4,468	190,950
Swedbank AB, Class A	7,220	164,198
U.S. Bancorp	16,125	547,121
UniCredit S.p.A.*	36,940	157,681
Unione di Banche Italiane S.c.p.A.	8,195	30,191
United Overseas Bank Ltd.	12,000	197,170
Wells Fargo & Co.	41,760	1,544,702
Westpac Banking Corp.	27,755	888,875
Wing Hang Bank Ltd.	1,500	15,942
Yamaguchi Financial Group, Inc.	2,000	19,908
Zions Bancorp	1,470	36,735

		16,587,018

Consumer Finance (0.2%)
Acom Co., Ltd.*	360	10,261
Aeon Credit Service Co., Ltd.	600	16,967
American Express Co.	8,395	566,327
Capital One Financial Corp.	4,922	270,464
Credit Saison Co., Ltd.	1,400	34,860
Discover Financial Services	4,360	195,502
SLM Corp.	3,900	79,872

		1,174,253

Diversified Financial Services (0.8%)
ASX Ltd.	1,578	59,458
Bank of America Corp.	91,774	1,117,807
Citigroup, Inc.	26,130	1,155,991
CME Group, Inc./Illinois	2,560	157,158
Deutsche Boerse AG	1,740	105,376
Eurazeo S.A.	713	36,147
Exor S.p.A.	662	18,491
First Pacific Co., Ltd.	18,970	25,709
Groupe Bruxelles Lambert S.A.	727	55,588
Hong Kong Exchanges and Clearing Ltd.	9,900	168,602
Industrivarden AB, Class C	1,061	19,310
ING Groep N.V. (CVA)*	34,514	244,967
IntercontinentalExchange, Inc.*	613	99,962
Investment AB Kinnevik, Class B	1,855	44,948
Investor AB, Class B	4,105	118,554
JPMorgan Chase & Co.	32,330	1,534,382
Leucadia National Corp.	1,685	46,220
London Stock Exchange Group plc	1,588	31,512
McGraw-Hill Cos., Inc.	2,330	121,346
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,300	27,644
Moody’s Corp.	1,585	84,512
NASDAQ OMX Group, Inc.	985	31,815
NYSE Euronext	2,035	78,632
ORIX Corp.	9,500	120,699
Pargesa Holding S.A.	244	16,566
Pohjola Bank plc, Class A	1,249	18,156
Singapore Exchange Ltd.	7,076	43,927
Wendel S.A.	510	53,973

		5,637,452

Insurance (1.4%)
ACE Ltd.	2,945	262,017
Admiral Group plc	1,834	37,118
Aegon N.V.	15,756	94,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Aflac, Inc.	3,940	$204,959
Ageas	2,081	70,383
AIA Group Ltd.	97,675	427,817
Allianz SE (Registered)	4,103	557,237
Allstate Corp.	4,090	200,696
American International Group, Inc.*	12,604	489,287
AMP Ltd.	26,086	141,501
Aon plc	2,725	167,588
Assicurazioni Generali S.p.A.	10,641	165,592
Assurant, Inc.	635	28,581
Aviva plc	26,297	118,353
Baloise Holding AG (Registered)	428	40,081
Berkshire Hathaway, Inc., Class B*	15,660	1,631,772
Chubb Corp.	2,260	197,818
Cincinnati Financial Corp.	1,235	58,280
CNP Assurances S.A.	2,819	38,683
Dai-ichi Life Insurance Co., Ltd.	77	102,574
Delta Lloyd N.V.	1,249	21,422
Genworth Financial, Inc., Class A*	4,125	41,250
Gjensidige Forsikring ASA	1,802	29,726
Hannover Rueckversicherung SE (Registered)	544	42,669
Hartford Financial Services Group, Inc.	3,655	94,299
Insurance Australia Group Ltd.	18,734	111,373
Legal & General Group plc	53,241	139,709
Lincoln National Corp.	2,345	76,470
Loews Corp.	2,595	114,362
Mapfre S.A.	6,937	21,439
Marsh & McLennan Cos., Inc.	4,540	172,384
MetLife, Inc.	8,960	340,659
MS&AD Insurance Group Holdings, Inc.	4,600	101,788
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,616	302,227
NKSJ Holdings, Inc.	4,000	83,667
Old Mutual plc	44,038	135,634
Principal Financial Group, Inc.	2,345	79,800
Progressive Corp.	4,710	119,022
Prudential Financial, Inc.	3,950	233,011
Prudential plc	23,037	372,788
QBE Insurance Group Ltd.	10,648	149,774
Resolution Ltd.	12,540	51,922
RSA Insurance Group plc	32,006	56,607
Sampo Oyj, Class A	3,777	145,246
SCOR SE	2,251	64,634
Sony Financial Holdings, Inc.	1,568	23,320
Standard Life plc	21,246	117,927
Suncorp Group Ltd.	11,593	142,668
Swiss Life Holding AG (Registered)*	275	40,759
Swiss Reinsurance AG*	3,174	258,119
T&D Holdings, Inc.	5,200	61,813
Tokio Marine Holdings, Inc.	6,300	180,966
Torchmark Corp.	752	44,970
Travelers Cos., Inc.	3,265	274,880
Tryg A/S	221	17,835
Unum Group	2,380	67,235
Vienna Insurance Group AG Wiener Versicherung Gruppe	346	16,756
XL Group plc	2,520	76,356
Zurich Insurance Group AG*	1,329	369,874

		9,830,440

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	3,385	260,374
Apartment Investment & Management Co. (REIT), Class A	1,220	37,405
Ascendas Real Estate Investment Trust (REIT)	17,000	35,635
AvalonBay Communities, Inc. (REIT)	845	107,036
Boston Properties, Inc. (REIT)	1,275	128,852
British Land Co. plc (REIT)	7,612	62,862
CapitaCommercial Trust (REIT)	17,000	21,724
CapitaMall Trust (REIT)	20,000	33,700
CFS Retail Property Trust Group (REIT)	17,841	37,336
Corio N.V. (REIT)	607	28,318
Dexus Property Group (REIT)	41,423	44,853
Equity Residential (REIT)	2,590	142,605
Federation Centres Ltd. (REIT)	12,219	30,023
Fonciere des Regions (REIT)	489	38,286
Gecina S.A. (REIT)	383	44,441
Goodman Group (REIT)	15,333	76,308
GPT Group (REIT)	12,736	49,195
Hammerson plc (REIT)	6,423	48,007
HCP, Inc. (REIT)	3,650	181,989
Health Care REIT, Inc. (REIT)	2,180	148,044
Host Hotels & Resorts, Inc. (REIT)	6,095	106,602
ICADE (REIT)	443	38,739
Intu Properties plc (REIT)	5,067	25,738
Japan Prime Realty Investment Corp. (REIT)	8	30,892
Japan Real Estate Investment Corp. (REIT)	6	82,923
Japan Retail Fund Investment Corp. (REIT)	19	47,028
Kimco Realty Corp. (REIT)	3,450	77,280
Klepierre S.A. (REIT)	1,437	56,449
Land Securities Group plc (REIT)	7,032	88,577
Link REIT (REIT)	20,500	111,709
Mirvac Group (REIT)	30,867	52,062
Nippon Building Fund, Inc. (REIT)	6	83,880
Nomura Real Estate Office Fund, Inc. (REIT)	3	22,053
Plum Creek Timber Co., Inc. (REIT)	1,335	69,687
Prologis, Inc. (REIT)	3,922	156,802
Public Storage (REIT)	1,265	192,685
Segro plc (REIT)	6,686	25,834
Simon Property Group, Inc. (REIT)	2,590	410,670
Stockland Corp., Ltd. (REIT)	19,852	75,442
Unibail-Rodamco SE (REIT)	918	213,813
Ventas, Inc. (REIT)	2,479	181,463
Vornado Realty Trust (REIT)	1,420	118,769
Westfield Group (REIT)	19,351	218,598
Westfield Retail Trust (REIT)	26,144	82,204
Weyerhaeuser Co. (REIT)	4,490	140,896

		4,267,788

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	700	21,297
CapitaLand Ltd.	23,000	65,457
CapitaMalls Asia Ltd.	12,262	20,266
CBRE Group, Inc., Class A*	2,530	63,883
Cheung Kong Holdings Ltd.	13,000	191,921
City Developments Ltd.	4,000	36,538
Daito Trust Construction Co., Ltd.	700	59,935
Daiwa House Industry Co., Ltd.	5,000	97,466
Global Logistic Properties Ltd.	18,639	39,371
Hang Lung Properties Ltd.	20,000	74,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Henderson Land Development Co., Ltd.	8,000	$54,724
Hulic Co., Ltd.	2,384	19,551
Hysan Development Co., Ltd.	5,000	25,249
Immofinanz AG*	8,384	31,758
Keppel Land Ltd.	6,000	19,059
Kerry Properties Ltd.	6,000	26,628
Lend Lease Group	4,903	52,069
Mitsubishi Estate Co., Ltd.	11,000	309,779
Mitsui Fudosan Co., Ltd.	8,000	227,078
New World Development Co., Ltd.	32,854	55,613
Nomura Real Estate Holdings, Inc.	836	18,650
NTT Urban Development Corp.	11	13,181
Sino Land Co., Ltd.	26,000	44,078
Sumitomo Realty & Development Co., Ltd.	4,000	154,884
Sun Hung Kai Properties Ltd.	14,000	188,649
Swire Pacific Ltd., Class A	6,000	76,483
Swire Properties Ltd.	10,542	37,415
Swiss Prime Site AG (Registered)*	485	39,263
Tokyu Land Corp.	3,000	28,109
UOL Group Ltd.	4,000	22,510
Wharf Holdings Ltd.	13,000	115,890
Wheelock & Co., Ltd.	8,000	42,615

		2,274,087

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,030	34,819
People’s United Financial, Inc.	2,930	39,379

		74,198

Total Financials		44,276,145

Health Care (3.6%)
Biotechnology (0.4%)
Actelion Ltd. (Registered)*	970	52,674
Alexion Pharmaceuticals, Inc.*	1,670	153,874
Amgen, Inc.	6,621	678,719
Biogen Idec, Inc.*	2,010	387,749
Celgene Corp.*	3,710	430,026
CSL Ltd.	4,556	280,956
Elan Corp. plc*	4,542	52,219
Gilead Sciences, Inc.*	12,930	632,665
Grifols S.A.*	1,344	49,832

		2,718,714

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	13,360	471,875
Baxter International, Inc.	4,630	336,323
Becton, Dickinson and Co.	1,715	163,971
Boston Scientific Corp.*	11,995	93,681
C.R. Bard, Inc.	675	68,027
CareFusion Corp.*	1,830	64,032
Cie Generale d’Optique Essilor International S.A.	1,824	202,830
Cochlear Ltd.	514	36,417
Coloplast A/S, Class B	710	38,195
Covidien plc	4,065	275,770
DENTSPLY International, Inc.	1,205	51,116
Edwards Lifesciences Corp.*	969	79,613
Elekta AB, Class B	3,321	50,427
Getinge AB, Class B	1,803	55,059
Intuitive Surgical, Inc.*	407	199,914
Medtronic, Inc.	8,710	409,022
Olympus Corp.*	1,900	44,889
Smith & Nephew plc	8,102	93,560
Sonova Holding AG (Registered)*	443	53,153
St. Jude Medical, Inc.	2,665	107,773
Stryker Corp.	2,435	158,859
Sysmex Corp.	600	36,458
Terumo Corp.	1,400	59,861
Varian Medical Systems, Inc.*	920	66,240
William Demant Holding A/S*	237	19,856
Zimmer Holdings, Inc.	1,470	110,573

		3,347,494

Health Care Providers & Services (0.4%)
Aetna, Inc.	2,785	142,369
Alfresa Holdings Corp.	400	21,713
AmerisourceBergen Corp.	2,135	109,846
Cardinal Health, Inc.	2,860	119,033
Celesio AG	766	14,385
Cigna Corp.	2,475	154,366
Coventry Health Care, Inc.	1,105	51,968
DaVita HealthCare Partners, Inc.*	735	87,163
Express Scripts Holding Co.*	6,889	397,151
Fresenius Medical Care AG & Co. KGaA	1,905	128,567
Fresenius SE & Co. KGaA	1,122	138,488
Humana, Inc.	1,390	96,063
Laboratory Corp. of America Holdings*	845	76,219
McKesson Corp.	2,065	222,937
Medipal Holdings Corp.	1,300	18,188
Miraca Holdings, Inc.	500	23,955
Patterson Cos., Inc.	675	25,677
Quest Diagnostics, Inc.	1,335	75,361
Ramsay Health Care Ltd.	1,183	39,783
Sonic Healthcare Ltd.	3,360	48,731
Suzuken Co., Ltd.	600	21,703
Tenet Healthcare Corp.*	872	41,490
UnitedHealth Group, Inc.	8,825	504,878
WellPoint, Inc.	2,765	183,126

		2,743,160

Health Care Technology (0.0%)
Cerner Corp.*	1,270	120,333
M3, Inc.	6	11,683

		132,016

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,960	124,231
Life Technologies Corp.*	1,460	94,360
Lonza Group AG (Registered)*	477	30,953
PerkinElmer, Inc.	910	30,612
QIAGEN N.V.*	2,125	44,291
Thermo Fisher Scientific, Inc.	3,105	237,502
Waters Corp.*	785	73,719

		635,668

Pharmaceuticals (2.2%)
AbbVie, Inc.	13,360	544,821
Actavis, Inc.*	1,140	105,005
Allergan, Inc.	2,650	295,819
Astellas Pharma, Inc.	4,000	215,010
AstraZeneca plc	11,237	563,359
Bayer AG (Registered)	7,452	768,677
Bristol-Myers Squibb Co.	14,205	585,104
Chugai Pharmaceutical Co., Ltd.	2,000	44,447
Daiichi Sankyo Co., Ltd.	6,000	115,366
Dainippon Sumitomo Pharma Co., Ltd.	1,400	24,718
Eisai Co., Ltd.	2,300	102,741
Eli Lilly and Co.	8,710	494,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Laboratories, Inc.*	1,940	$73,798
GlaxoSmithKline plc	44,818	1,047,699
Hisamitsu Pharmaceutical Co., Inc.	600	32,379
Hospira, Inc.*	1,340	43,992
Johnson & Johnson	23,450	1,911,879
Kyowa Hakko Kirin Co., Ltd.	2,000	22,606
Merck & Co., Inc.	25,910	1,145,999
Merck KGaA	583	87,959
Mitsubishi Tanabe Pharma Corp.	2,000	30,594
Mylan, Inc.*	3,375	97,673
Novartis AG (Registered)	20,728	1,472,773
Novo Nordisk A/S, Class B	3,670	596,271
Ono Pharmaceutical Co., Ltd.	800	49,376
Orion Oyj, Class B	872	22,903
Otsuka Holdings Co., Ltd.	3,267	113,313
Perrigo Co.	740	87,860
Pfizer, Inc.	62,046	1,790,648
Roche Holding AG	6,331	1,473,877
Sanofi S.A.	10,746	1,091,925
Santen Pharmaceutical Co., Ltd.	700	32,384
Shionogi & Co., Ltd.	2,600	52,505
Shire plc	5,069	154,350
Taisho Pharmaceutical Holdings Co., Ltd.	325	22,959
Takeda Pharmaceutical Co., Ltd.	7,100	387,677
Teva Pharmaceutical Industries Ltd.	8,499	334,591
Tsumura & Co.	500	18,245
UCB S.A.	991	63,262

		16,119,205

Total Health Care		25,696,257

Industrials (3.5%)
Aerospace & Defense (0.6%)
BAE Systems plc	29,279	175,416
Boeing Co.	5,805	498,359
Cobham plc	9,718	35,881
European Aeronautic Defence and Space Co. N.V.	4,275	217,552
Finmeccanica S.p.A.*	3,646	17,526
General Dynamics Corp.	2,875	202,716
Honeywell International, Inc.	6,600	497,310
L-3 Communications Holdings, Inc.	850	68,782
Lockheed Martin Corp.	2,340	225,857
Meggitt plc	7,049	52,589
Northrop Grumman Corp.	2,140	150,121
Precision Castparts Corp.	1,265	239,869
Raytheon Co.	2,810	165,200
Rockwell Collins, Inc.	1,225	77,322
Rolls-Royce Holdings plc*	16,871	289,672
Safran S.A.	2,573	114,761
Singapore Technologies Engineering Ltd.	13,000	45,173
Textron, Inc.	2,305	68,712
Thales S.A.	1,407	59,509
United Technologies Corp.	7,195	672,229
Zodiac Aerospace	496	57,794

		3,932,350

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	1,390	82,649
Deutsche Post AG (Registered)	8,171	188,270
Expeditors International of Washington, Inc.	1,765	63,028
FedEx Corp.	2,475	243,045
TNT Express N.V.	2,937	21,527
Toll Holdings Ltd.	6,138	37,896
United Parcel Service, Inc., Class B	6,135	526,997
Yamato Holdings Co., Ltd.	3,400	61,474

		1,224,886

Airlines (0.0%)
All Nippon Airways Co., Ltd.	10,000	20,609
Cathay Pacific Airways Ltd.	10,060	17,211
Deutsche Lufthansa AG (Registered)	2,063	40,288
International Consolidated Airlines Group S.A.*	8,359	32,145
Japan Airlines Co., Ltd.	540	25,154
Qantas Airways Ltd.*	10,001	18,586
Singapore Airlines Ltd.	5,000	43,818
Southwest Airlines Co.	6,245	84,183

		281,994

Building Products (0.1%)
Asahi Glass Co., Ltd.	9,000	62,240
Assa Abloy AB, Class B	3,011	122,953
Cie de Saint-Gobain S.A.	4,100	151,992
Daikin Industries Ltd.	2,100	82,206
Geberit AG (Registered)*	333	81,978
LIXIL Group Corp.	2,400	47,727
Masco Corp.	3,030	61,358
TOTO Ltd.	2,000	17,889

		628,343

Commercial Services & Supplies (0.2%)
ADT Corp.	1,915	93,720
Aggreko plc	2,418	65,471
Avery Dennison Corp.	850	36,610
Babcock International Group plc	3,247	53,678
Brambles Ltd.	14,014	123,583
Cintas Corp.	910	40,158
Dai Nippon Printing Co., Ltd.	5,000	47,538
Edenred	2,231	73,011
G4S plc	12,711	56,280
Iron Mountain, Inc.	1,333	48,401
Park24 Co., Ltd.	900	17,592
Pitney Bowes, Inc.	1,695	25,188
Republic Services, Inc.	2,460	81,180
Secom Co., Ltd.	1,900	97,790
Securitas AB, Class B	2,821	26,558
Serco Group plc	4,491	42,786
Societe BIC S.A.	435	50,514
Stericycle, Inc.*	775	82,290
Toppan Printing Co., Ltd.	5,000	35,906
Tyco International Ltd.	3,030	96,960
Waste Management, Inc.	3,630	142,332

		1,337,546

Construction & Engineering (0.1%)
ACS Actividades de Construcciony Servicios S.A.	1,276	29,777
Balfour Beatty plc	6,202	22,127
Bouygues S.A.	2,451	66,481
Chiyoda Corp.	2,000	22,308
Ferrovial S.A.	3,635	57,685
Fluor Corp.	1,400	92,862
Hochtief AG*	278	18,081
Jacobs Engineering Group, Inc.*	1,040	58,490
JGC Corp.	2,471	63,156
Kajima Corp.	7,000	18,962
Kinden Corp.	1,000	6,544
Koninklijke Boskalis Westminster N.V.	677	26,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Leighton Holdings Ltd.	1,367	$29,234
Obayashi Corp.	5,000	23,849
Quanta Services, Inc.*	1,755	50,158
Shimizu Corp.	5,000	16,359
Skanska AB, Class B	3,424	61,896
Taisei Corp.	8,595	23,831
Vinci S.A.	4,603	207,368

		896,061

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	19,815	446,897
Alstom S.A.	2,398	97,596
Eaton Corp. plc	3,925	240,406
Emerson Electric Co.	6,135	342,762
Fuji Electric Co., Ltd.	5,000	14,607
Furukawa Electric Co., Ltd.	5,000	10,995
GS Yuasa Corp.	3,000	12,493
Legrand S.A.	2,651	115,606
Mabuchi Motor Co., Ltd.	300	16,126
Mitsubishi Electric Corp.	12,000	97,010
Nidec Corp.	1,000	59,701
Prysmian S.p.A.	1,836	37,773
Rockwell Automation, Inc.	1,215	104,915
Roper Industries, Inc.	845	107,577
Schneider Electric S.A.	3,316	242,285
Sumitomo Electric Industries Ltd.	6,800	83,000
Ushio, Inc.	1,000	10,187

		2,039,936

Industrial Conglomerates (0.6%)
3M Co.	5,390	573,011
Danaher Corp.	4,990	310,129
Fraser and Neave Ltd.†	8,000	60,886
General Electric Co.	89,890	2,078,257
Hopewell Holdings Ltd.	5,000	20,258
Hutchison Whampoa Ltd.	19,000	198,015
Keppel Corp., Ltd.	13,000	117,386
Koninklijke Philips Electronics N.V.	9,367	277,184
NWS Holdings Ltd.	12,000	21,364
SembCorp Industries Ltd.	8,000	33,474
Siemens AG (Registered)	7,415	798,698
Smiths Group plc	3,542	67,650

		4,556,312

Machinery (0.7%)
Alfa Laval AB	3,024	69,654
Amada Co., Ltd.	3,000	19,791
Andritz AG	656	44,012
Atlas Copco AB, Class A	6,051	171,783
Atlas Copco AB, Class B	3,517	88,835
Caterpillar, Inc.	5,610	487,902
Cummins, Inc.	1,485	171,978
Deere & Co.	3,310	284,594
Dover Corp.	1,520	110,778
FANUC Corp.	1,736	265,375
Fiat Industrial S.p.A.	7,712	86,697
Flowserve Corp.	480	80,501
GEA Group AG	1,574	51,873
Hino Motors Ltd.	1,816	19,600
Hitachi Construction Machinery Co., Ltd.	1,000	21,352
IHI Corp.	11,000	33,303
Illinois Tool Works, Inc.	3,715	226,392
IMI plc	2,897	57,004
Ingersoll-Rand plc	2,455	135,050
Invensys plc	7,332	39,081
Japan Steel Works Ltd.	3,000	15,807
Joy Global, Inc.	910	54,163
JTEKT Corp.	2,000	18,803
Kawasaki Heavy Industries Ltd.	12,000	37,733
Komatsu Ltd.	8,400	199,259
Kone Oyj, Class B	1,403	110,334
Kubota Corp.	10,000	144,261
Kurita Water Industries Ltd.	1,000	22,128
Makita Corp.	1,000	44,298
MAN SE	382	41,068
Melrose Industries plc	10,842	43,738
Metso Oyj*	1,152	49,011
Mitsubishi Heavy Industries Ltd.	27,000	155,458
Nabtesco Corp.	1,523	31,096
NGK Insulators Ltd.	3,000	31,837
NSK Ltd.	4,000	30,297
PACCAR, Inc.	3,030	153,197
Pall Corp.	970	66,319
Parker Hannifin Corp.	1,275	116,764
Pentair Ltd. (Registered)	1,403	74,008
Sandvik AB	6,244	96,009
Scania AB, Class B	2,884	60,322
Schindler Holding AG	438	64,180
Schindler Holding AG (Registered)	195	27,813
SembCorp Marine Ltd.	7,000	25,001
SKF AB, Class B	3,533	86,149
SMC Corp.	500	96,563
Snap-on, Inc.	490	40,523
Stanley Black & Decker, Inc.	1,400	113,358
Sulzer AG (Registered)	217	37,077
Sumitomo Heavy Industries Ltd.	4,000	15,765
THK Co., Ltd.	1,100	21,688
Vallourec S.A.	1,337	64,269
Volvo AB, Class B	12,571	182,781
Wartsila Oyj	1,511	67,887
Weir Group plc	1,915	65,848
Xylem, Inc.	1,570	43,269
Yangzijiang Shipbuilding Holdings Ltd.	17,287	13,519
Zardoya Otis S.A.	1,389	18,570

		5,045,725

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	37,377
A. P. Moller - Maersk A/S, Class B	12	93,666
Kuehne + Nagel International AG (Registered)	487	53,096
Mitsui O.S.K. Lines Ltd.	9,000	29,543
Nippon Yusen KK	14,000	35,842
Orient Overseas International Ltd.	2,000	13,514

		263,038

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,194	65,404
ALS Ltd.	3,068	33,444
Bureau Veritas S.A.	691	86,007
Capita plc	5,893	80,497
Dun & Bradstreet Corp.	420	35,133
Equifax, Inc.	980	56,438
Experian plc	9,098	157,593
Intertek Group plc	1,449	74,703
Randstad Holding N.V.	1,086	44,463
Robert Half International, Inc.	1,205	45,224
SGS S.A. (Registered)	50	122,617

		801,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.3%)
Asciano Ltd.	8,789	$51,152
Aurizon Holdings Ltd.	16,370	68,686
Central Japan Railway Co.	1,300	136,995
ComfortDelGro Corp., Ltd.	16,000	24,638
CSX Corp.	8,800	216,744
DSV A/S	1,694	40,920
East Japan Railway Co.	3,100	254,560
Hankyu Hanshin Holdings, Inc.	10,000	60,233
Keikyu Corp.	4,000	41,685
Keio Corp.	5,000	42,864
Keisei Electric Railway Co., Ltd.	2,467	25,997
Kintetsu Corp.	14,000	65,140
MTR Corp., Ltd.	13,000	51,665
Nippon Express Co., Ltd.	7,000	33,463
Norfolk Southern Corp.	2,750	211,970
Odakyu Electric Railway Co., Ltd.	6,000	74,574
Ryder System, Inc.	430	25,692
Tobu Railway Co., Ltd.	9,000	51,532
Tokyu Corp.	10,000	73,830
Union Pacific Corp.	4,065	578,897
West Japan Railway Co.	1,532	73,561

		2,204,798

Trading Companies & Distributors (0.2%)
Brenntag AG	465	72,600
Bunzl plc	2,987	58,775
Fastenal Co.	2,240	115,024
ITOCHU Corp.	14,000	170,882
Marubeni Corp.	15,000	114,092
Mitsubishi Corp.	12,700	237,446
Mitsui & Co., Ltd.	15,700	219,818
Noble Group Ltd.	34,000	33,305
Rexel S.A.	2,044	44,607
Sojitz Corp.	11,200	17,490
Sumitomo Corp.	10,200	128,184
Toyota Tsusho Corp.	1,900	48,401
W.W. Grainger, Inc.	496	111,590
Wolseley plc	2,468	122,738

		1,494,952

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,304	55,524
Aeroports de Paris S.A.	532	45,124
Atlantia S.p.A.	2,982	47,093
Auckland International Airport Ltd.	8,342	20,555
Fraport AG	333	18,664
Groupe Eurotunnel S.A. (Registered)	7,908	62,991
Hutchison Port Holdings Trust, Class U	47,085	40,022
Kamigumi Co., Ltd.	2,000	18,335
Koninklijke Vopak N.V.	634	38,221
Mitsubishi Logistics Corp.	1,000	18,442
Sydney Airport	945	3,227
Transurban Group	11,854	78,741

		446,939

Total Industrials		25,154,403

Information Technology (3.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	45,010	941,159
F5 Networks, Inc.*	725	64,583
Harris Corp.	920	42,633
JDS Uniphase Corp.*	1,880	25,136
Juniper Networks, Inc.*	4,470	82,874
Motorola Solutions, Inc.	2,425	155,273
Nokia Oyj	33,745	109,178
QUALCOMM, Inc.	14,495	970,440
Telefonaktiebolaget LM Ericsson, Class B	27,422	341,694

		2,732,970

Computers & Peripherals (0.8%)
Apple, Inc.	7,986	3,534,843
Dell, Inc.	12,355	177,047
EMC Corp.*	17,870	426,914
Fujitsu Ltd.	16,000	66,458
Gemalto N.V.	714	62,282
Hewlett-Packard Co.	16,685	397,770
NEC Corp.	23,000	61,083
NetApp, Inc.*	3,080	105,213
SanDisk Corp.*	2,060	113,300
Seagate Technology plc	3,000	109,680
Toshiba Corp.	36,000	182,037
Western Digital Corp.	1,890	95,029

		5,331,656

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,340	100,031
Citizen Holdings Co., Ltd.	2,300	11,703
Corning, Inc.	12,675	168,958
FLIR Systems, Inc.	1,275	33,163
Fujifilm Holdings Corp.	4,100	80,750
Hamamatsu Photonics KK	600	23,679
Hexagon AB, Class B	2,134	58,127
Hirose Electric Co., Ltd.	300	39,422
Hitachi High-Technologies Corp.	541	11,276
Hitachi Ltd.	41,000	237,807
Hoya Corp.	3,900	73,165
Ibiden Co., Ltd.	1,000	15,573
Jabil Circuit, Inc.	1,565	28,921
Keyence Corp.	500	152,972
Kyocera Corp.	1,400	127,753
Molex, Inc.	1,095	32,062
Murata Manufacturing Co., Ltd.	1,800	135,380
Nippon Electric Glass Co., Ltd.	3,000	14,883
Omron Corp.	1,800	45,318
Shimadzu Corp.	2,000	14,171
TDK Corp.	1,100	38,386
TE Connectivity Ltd.	3,570	149,690
Yaskawa Electric Corp.	1,000	9,996
Yokogawa Electric Corp.	1,800	17,974

		1,621,160

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,470	51,876
DeNA Co., Ltd.	951	25,862
eBay, Inc.*	9,865	534,880
Google, Inc., Class A*	2,286	1,815,153
Gree, Inc.	844	10,598
United Internet AG (Registered)	871	21,180
VeriSign, Inc.*	1,340	63,355
Yahoo! Japan Corp.	132	60,647
Yahoo!, Inc.*	8,800	207,064

		2,790,615

IT Services (0.7%)
Accenture plc, Class A	5,460	414,796
Amadeus IT Holding S.A., Class A	2,823	76,263
AtoS	496	34,136
Automatic Data Processing, Inc.	4,135	268,858
Cap Gemini S.A.	1,334	60,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions
Corp., Class A*	2,500	$191,525
Computer Sciences Corp.	1,285	63,261
Computershare Ltd.	4,005	42,532
Fidelity National Information Services, Inc.	2,065	81,815
Fiserv, Inc.*	1,115	97,930
International Business Machines Corp.	9,205	1,963,427
ITOCHU Techno-Solutions Corp.	200	9,879
Mastercard, Inc., Class A	941	509,203
Nomura Research Institute Ltd.	900	23,213
NTT Data Corp.	12	39,454
Otsuka Corp.	200	21,735
Paychex, Inc.	2,685	94,163
SAIC, Inc.	2,410	32,656
Teradata Corp.*	1,400	81,914
Total System Services, Inc.	1,335	33,081
Visa, Inc., Class A	4,510	765,978
Western Union Co.	5,120	77,005

		4,983,529

Office Electronics (0.1%)
Brother Industries Ltd.	2,100	21,572
Canon, Inc.	10,177	372,982
Konica Minolta Holdings, Inc.	4,000	29,107
Ricoh Co., Ltd.	5,000	54,072
Xerox Corp.	11,055	95,073

		572,806

Semiconductors & Semiconductor Equipment (0.4%)
Advanced Micro Devices, Inc.*	5,065	12,916
Advantest Corp.	1,306	18,313
Altera Corp.	2,675	94,882
Analog Devices, Inc.	2,540	118,085
Applied Materials, Inc.	10,525	141,877
ARM Holdings plc	12,425	173,877
ASM Pacific Technology Ltd.	1,700	18,681
ASML Holding N.V.	2,838	190,880
Broadcom Corp., Class A	4,360	151,161
First Solar, Inc.*	480	12,941
Infineon Technologies AG	9,796	77,351
Intel Corp.	42,585	930,482
KLA-Tencor Corp.	1,400	73,836
Lam Research Corp.*	1,519	62,978
Linear Technology Corp.	1,880	72,136
LSI Corp.*	4,725	32,036
Mellanox Technologies Ltd.*	322	17,793
Microchip Technology, Inc.	1,630	59,919
Micron Technology, Inc.*	8,605	85,878
NVIDIA Corp.	5,250	67,305
Rohm Co., Ltd.	900	31,120
STMicroelectronics N.V.	5,743	44,170
Sumco Corp.	1,000	11,260
Teradyne, Inc.*	1,520	24,654
Texas Instruments, Inc.	9,690	343,801
Tokyo Electron Ltd.	1,600	67,818
Xilinx, Inc.	2,235	85,310

		3,021,460

Software (0.7%)
Adobe Systems, Inc.*	4,135	179,914
Autodesk, Inc.*	1,890	77,944
BMC Software, Inc.*	1,250	57,912
CA, Inc.	2,905	73,119
Citrix Systems, Inc.*	1,630	117,621
Dassault Systemes S.A.	564	65,197
Electronic Arts, Inc.*	2,645	46,817
Intuit, Inc.	2,345	153,949
Konami Corp.	900	17,926
Microsoft Corp.	64,245	1,838,049
Nexon Co., Ltd.	976	9,466
NICE Systems Ltd.*	539	19,812
Nintendo Co., Ltd.	1,000	107,824
Oracle Corp.	32,385	1,047,331
Oracle Corp. Japan	400	17,995
Red Hat, Inc.*	1,585	80,138
Sage Group plc	11,147	58,044
Salesforce.com, Inc.*	1,109	198,322
SAP AG	8,302	665,120
Symantec Corp.*	5,900	145,612
Trend Micro, Inc.	900	25,154

		5,003,266

Total Information Technology		26,057,462

Materials (1.8%)
Chemicals (0.9%)
Air Liquide S.A.	2,811	341,519
Air Products and Chemicals, Inc.	1,815	158,123
Air Water, Inc.	2,000	27,790
Airgas, Inc.	555	55,034
Akzo Nobel N.V.	1,533	97,311
Arkema S.A.	563	51,218
Asahi Kasei Corp.	11,000	73,968
BASF SE	8,277	724,866
CF Industries Holdings, Inc.	546	103,942
Croda International plc	1,220	50,848
Daicel Corp.	2,000	15,573
Denki Kagaku Kogyo KK	4,000	14,362
Dow Chemical Co.	10,145	323,017
E.I. du Pont de Nemours & Co.	7,865	386,643
Eastman Chemical Co.	1,300	90,831
Ecolab, Inc.	2,240	179,603
EMS-Chemie Holding AG (Registered)	74	22,255
FMC Corp.	1,170	66,725
Givaudan S.A. (Registered)*	75	92,120
Hitachi Chemical Co., Ltd.	1,000	15,233
Incitec Pivot Ltd.	14,676	47,215
International Flavors & Fragrances, Inc.	715	54,819
Israel Chemicals Ltd.	4,013	51,853
Israel Corp., Ltd.	21	15,934
Johnson Matthey plc	1,847	64,548
JSR Corp.	1,600	32,634
K+S AG (Registered)	1,553	72,233
Kaneka Corp.	2,000	11,515
Kansai Paint Co., Ltd.	2,148	23,777
Koninklijke DSM N.V.	1,390	80,910
Kuraray Co., Ltd.	3,000	42,099
Lanxess AG	750	53,184
Linde AG	1,668	310,135
LyondellBasell Industries N.V., Class A	2,860	181,009
Mitsubishi Chemical Holdings Corp.	12,000	56,855
Mitsubishi Gas Chemical Co., Inc.	3,000	19,759
Mitsui Chemicals, Inc.	7,000	15,170
Monsanto Co.	4,590	484,842
Mosaic Co.	2,345	139,785
Nitto Denko Corp.	1,500	89,712
Novozymes A/S, Class B	2,200	74,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Orica Ltd.	3,295	$83,878
PPG Industries, Inc.	1,335	178,810
Praxair, Inc.	2,550	284,427
Sherwin-Williams Co.	775	130,890
Shin-Etsu Chemical Co., Ltd.	3,700	244,086
Showa Denko KK	12,000	17,974
Sigma-Aldrich Corp.	1,080	83,894
Sika AG	20	48,583
Solvay S.A.	535	72,454
Sumitomo Chemical Co., Ltd.	13,000	40,601
Syngenta AG (Registered)	840	350,406
Taiyo Nippon Sanso Corp.	2,000	13,852
Teijin Ltd.	8,000	18,442
Toray Industries, Inc.	13,000	87,831
Ube Industries Ltd.	9,000	17,687
Umicore S.A.	1,028	48,289
Yara International ASA	1,685	76,335

		6,611,997

Construction Materials (0.1%)
Boral Ltd.	6,835	34,941
CRH plc	6,508	143,654
Fletcher Building Ltd.	6,153	44,120
HeidelbergCement AG	1,268	91,119
Holcim Ltd. (Registered)*	2,064	164,481
Imerys S.A.	304	19,792
James Hardie Industries plc (CDI)	3,951	41,177
Lafarge S.A.	1,683	111,815
Taiheiyo Cement Corp.	10,000	23,902
Vulcan Materials Co.	1,040	53,768

		728,769

Containers & Packaging (0.1%)
Amcor Ltd.	10,873	105,054
Ball Corp.	1,290	61,378
Bemis Co., Inc.	850	34,306
MeadWestvaco Corp.	1,400	50,820
Owens-Illinois, Inc.*	1,340	35,711
Rexam plc	7,114	57,019
Sealed Air Corp.	1,475	35,562
Toyo Seikan Kaisha Ltd.	1,365	18,764

		398,614

Metals & Mining (0.7%)
Alcoa, Inc.	9,070	77,276
Allegheny Technologies, Inc.	855	27,112
Alumina Ltd.*	21,988	25,411
Anglo American plc	12,529	322,109
Antofagasta plc	3,554	53,137
ArcelorMittal S.A.	8,439	108,716
BHP Billiton Ltd.	29,056	991,044
BHP Billiton plc	19,032	553,783
Boliden AB	2,465	39,680
Cliffs Natural Resources, Inc.	1,215	23,097
Daido Steel Co., Ltd.	2,000	10,602
Eurasian Natural Resources Corp.	2,320	8,675
Evraz plc	3,018	10,180
Fortescue Metals Group Ltd.	12,626	51,793
Freeport-McMoRan Copper & Gold, Inc.	8,100	268,110
Fresnillo plc	1,616	33,296
Glencore International plc	34,309	185,638
Hitachi Metals Ltd.	2,000	19,058
Iluka Resources Ltd.	3,773	36,729
JFE Holdings, Inc.	4,500	86,286
Kazakhmys plc	1,888	11,257
Kobe Steel Ltd.*	22,000	25,708
Maruichi Steel Tube Ltd.	500	11,627
Mitsubishi Materials Corp.	10,000	28,151
Newcrest Mining Ltd.	6,894	143,913
Newmont Mining Corp.	4,235	177,404
Nippon Steel & Sumitomo Metal Corp.	68,145	172,290
Norsk Hydro ASA	8,389	36,252
Nucor Corp.	2,665	122,990
OZ Minerals Ltd.	2,735	15,177
Randgold Resources Ltd.	787	67,922
Rio Tinto Ltd.	3,927	233,868
Rio Tinto plc	12,079	566,204
Salzgitter AG	352	14,130
Sims Metal Management Ltd.	1,477	15,424
Sumitomo Metal Mining Co., Ltd.	5,000	70,537
ThyssenKrupp AG*	3,477	70,710
United States Steel Corp.	1,205	23,498
Vedanta Resources plc	958	14,629
Voestalpine AG	991	30,430
Xstrata plc	18,940	307,353
Yamato Kogyo Co., Ltd.	400	10,908

		5,102,114

Paper & Forest Products (0.0%)
International Paper Co.	3,645	169,784
Nippon Paper Group, Inc.†	900	13,730
Oji Holdings Corp.	7,000	26,175
Stora Enso Oyj, Class R	4,966	32,051
UPM-Kymmene Oyj	4,738	52,869

		294,609

Total Materials		13,136,103

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	47,581	1,745,747
Belgacom S.A.	1,371	34,085
Bezeq Israeli Telecommunication Corp., Ltd.	17,165	23,784
BT Group plc	70,947	299,685
CenturyLink, Inc.	5,259	184,749
Deutsche Telekom AG (Registered)	25,311	267,541
Elisa Oyj	1,279	23,756
France Telecom S.A.	16,709	168,991
Frontier Communications Corp.	8,420	33,512
HKT Trust/HKT Ltd.	20,237	20,256
Iliad S.A.	206	43,821
Inmarsat plc	4,040	43,124
Koninklijke (Royal) KPN N.V.	9,030	30,373
Nippon Telegraph & Telephone Corp.	3,959	172,432
PCCW Ltd.	36,000	16,696
Portugal Telecom SGPS S.A. (Registered)	5,655	28,010
Singapore Telecommunications Ltd.	71,000	205,498
Swisscom AG (Registered)	211	97,621
TDC A/S	4,461	34,276
Telecom Corp. of New Zealand Ltd.	16,731	32,757
Telecom Italia S.p.A.	84,628	59,773
Telecom Italia S.p.A. (RNC)	54,301	33,411
Telefonica S.A.	36,908	496,287
Telekom Austria AG	1,996	13,097
Telenor ASA	6,326	138,309
TeliaSonera AB	19,509	139,300
Telstra Corp., Ltd.	39,243	184,269
Verizon Communications, Inc.	24,195	1,189,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi S.A.	11,725	$242,203
Windstream Corp.	4,955	39,392
Ziggo N.V.	1,082	38,051

		6,079,990

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	2,470	172,011
KDDI Corp.	4,850	202,223
MetroPCS Communications, Inc.*	2,625	28,612
Millicom International Cellular S.A. (SDR)	570	45,528
NTT DOCOMO, Inc.	138	204,651
Softbank Corp.	8,000	367,132
Sprint Nextel Corp.*	25,485	158,262
StarHub Ltd.	4,924	17,269
Tele2 AB, Class B	2,864	49,839
Vodafone Group plc	443,102	1,256,324

		2,501,851

Total Telecommunication Services		8,581,841

Utilities (1.1%)
Electric Utilities (0.6%)
Acciona S.A.	233	12,703
American Electric Power Co., Inc.	4,060	197,438
Cheung Kong Infrastructure Holdings Ltd.	4,000	27,439
Chubu Electric Power Co., Inc.	5,800	70,486
Chugoku Electric Power Co., Inc.	2,700	35,193
CLP Holdings Ltd.	16,500	144,540
Contact Energy Ltd.	3,318	15,824
Duke Energy Corp.	5,979	434,016
EDF S.A.	2,166	41,536
Edison International	2,735	137,625
EDP - Energias de Portugal S.A.	17,197	52,950
Enel S.p.A.	59,313	193,573
Entergy Corp.	1,560	98,654
Exelon Corp.	7,190	247,911
FirstEnergy Corp.	3,520	148,544
Fortum Oyj	4,003	80,663
Hokkaido Electric Power Co., Inc.*	1,700	17,337
Hokuriku Electric Power Co.	1,500	18,468
Iberdrola S.A.	35,956	167,446
Kansai Electric Power Co., Inc.*	6,800	64,363
Kyushu Electric Power Co., Inc.*	3,900	39,690
NextEra Energy, Inc.	3,630	281,978
Northeast Utilities	2,660	115,604
Pepco Holdings, Inc.	1,880	40,232
Pinnacle West Capital Corp.	910	52,680
Power Assets Holdings Ltd.	12,500	117,954
PPL Corp.	4,900	153,419
Red Electrica Corporacion S.A.	976	49,105
Shikoku Electric Power Co., Inc.*	1,500	21,320
Southern Co.	7,425	348,381
SP AusNet	15,046	18,720
SSE plc	8,513	191,957
Terna Rete Elettrica Nazionale S.p.A.	11,773	48,745
Tohoku Electric Power Co., Inc.*	4,100	32,579
Tokyo Electric Power Co., Inc.*	13,000	32,039
Verbund AG	614	13,309
Xcel Energy, Inc.	4,060	120,582

		3,885,003

Gas Utilities (0.1%)
AGL Resources, Inc.	973	40,817
APA Group	7,455	46,260
Enagas S.A.	1,721	40,073
Gas Natural SDG S.A.	3,156	55,869
Hong Kong & China Gas Co., Ltd.	46,000	134,221
ONEOK, Inc.	1,750	83,423
Osaka Gas Co., Ltd.	17,000	74,223
Snam S.p.A.	15,236	69,450
Toho Gas Co., Ltd.	3,633	23,079
Tokyo Gas Co., Ltd.	22,000	118,723

		686,138

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	5,200	65,364
Electric Power Development Co., Ltd.	1,100	27,963
Enel Green Power S.p.A.	15,769	29,572
NRG Energy, Inc.	1,890	50,066

		172,965

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,919	81,226
Ameren Corp.	2,060	72,141
CenterPoint Energy, Inc.	3,580	85,777
Centrica plc	46,827	261,623
CMS Energy Corp.	2,165	60,490
Consolidated Edison, Inc.	2,530	154,406
Dominion Resources, Inc.	4,840	281,591
DTE Energy Co.	1,500	102,510
E.ON SE	16,228	283,321
GDF Suez S.A.	11,508	221,568
Integrys Energy Group, Inc.	615	35,769
National Grid plc	32,782	381,051
NiSource, Inc.	2,365	69,389
PG&E Corp.	3,645	162,312
Public Service Enterprise Group, Inc.	4,295	147,490
RWE AG	4,410	164,360
RWE AG (Preference)	352	12,625
SCANA Corp.	1,070	54,741
Sempra Energy	1,900	151,886
Suez Environnement Co. S.A.	2,529	32,253
TECO Energy, Inc.	1,715	30,561
Veolia Environnement S.A.	3,058	38,564
Wisconsin Energy Corp.	1,890	81,062

		2,966,716

Water Utilities (0.0%)
Severn Trent plc	2,148	55,876
United Utilities Group plc	6,145	66,153

		122,029

Total Utilities		7,832,851

Total Common Stocks (31.0%) (Cost $198,210,541)		221,966,322

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (16.9%)
SPDR S&P 500 ETF (Cost $110,302,637)	771,885	120,838,597

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (31.3%)
U.S. Government Agencies (3.8%)
Federal Home Loan Bank
1.875%, 6/21/13	$240,000	240,942
0.375%, 11/27/13	510,000	510,501
0.375%, 1/29/14	2,010,000	2,012,129
4.750%, 12/16/16	100,000	115,372
5.000%, 11/17/17	3,710,000	4,419,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	$95,000	$96,860
1.375%, 2/25/14	825,000	833,284
1.000%, 8/27/14	730,000	737,222
0.750%, 11/25/14	1,430,000	1,440,217
0.500%, 4/17/15	1,060,000	1,063,200
2.000%, 8/25/16	1,135,000	1,189,375
0.750%, 1/12/18	970,000	964,266
3.750%, 3/27/19	80,000	91,877
2.375%, 1/13/22	2,418,000	2,517,536
Federal National Mortgage Association
0.500%, 8/9/13	500,000	500,621
0.750%, 12/18/13	260,000	260,975
1.250%, 2/27/14	1,035,000	1,044,335
0.875%, 8/28/14	1,900,000	1,915,539
4.625%, 10/15/14	25,000	26,676
2.625%, 11/20/14	1,015,000	1,053,380
0.500%, 5/27/15	2,800,000	2,810,004
1.250%, 1/30/17	1,070,000	1,094,525
1.125%, 4/27/17	1,045,000	1,063,400
0.875%, 12/20/17	960,000	961,300

		26,963,471

U.S. Treasuries (27.5%)
U.S. Treasury Notes
0.625%, 4/30/13	1,485,000	1,485,628
3.500%, 5/31/13	280,000	281,567
1.125%, 6/15/13	325,000	325,690
0.375%, 6/30/13	770,000	770,541
0.750%, 8/15/13	395,000	395,924
0.125%, 9/30/13	495,000	495,005
0.500%, 10/15/13	2,135,000	2,139,431
0.250%, 11/30/13	610,000	610,405
2.000%, 11/30/13	829,100	839,269
0.125%, 12/31/13	245,000	244,962
1.000%, 1/15/14	1,162,100	1,169,919
0.250%, 1/31/14	1,095,000	1,095,898
1.250%, 2/15/14	640,000	646,075
0.250%, 2/28/14	1,785,000	1,786,464
1.250%, 3/15/14	1,022,000	1,032,529
0.750%, 6/15/14	2,645,000	2,662,668
2.625%, 6/30/14	740,000	762,330
2.625%, 7/31/14	3,300,000	3,406,557
0.500%, 8/15/14	1,095,000	1,099,411
4.250%, 8/15/14	470,000	496,061
2.375%, 8/31/14	3,285,000	3,385,218
0.250%, 9/15/14	3,195,000	3,196,669
2.375%, 9/30/14	1,625,000	1,677,487
0.500%, 10/15/14	5,615,000	5,638,743
2.375%, 10/31/14	2,025,000	2,093,532
0.375%, 11/15/14	5,345,000	5,357,815
2.125%, 11/30/14	4,305,000	4,439,931
0.250%, 12/15/14	2,695,000	2,696,079
2.625%, 12/31/14	3,295,000	3,432,061
2.250%, 1/31/15	3,760,000	3,898,540
0.250%, 2/15/15	5,575,000	5,574,837
4.000%, 2/15/15	950,000	1,016,495
2.375%, 2/28/15	1,665,000	1,732,389
0.375%, 3/15/15	3,680,000	3,688,877
0.375%, 4/15/15	1,645,000	1,648,679
2.500%, 4/30/15	1,510,600	1,580,510
1.250%, 8/31/15	2,865,000	2,930,806
1.250%, 9/30/15	1,940,000	1,985,677
1.375%, 11/30/15	2,135,000	2,194,046
2.125%, 12/31/15	756,000	792,914
0.375%, 1/15/16	1,255,000	1,256,348
2.000%, 1/31/16	2,250,000	2,354,568
2.125%, 2/29/16	705,000	741,145
1.500%, 6/30/16	2,275,000	2,354,825
3.250%, 7/31/16	1,285,000	1,405,368
1.000%, 8/31/16	1,310,000	1,334,422
3.000%, 8/31/16	990,000	1,075,388
1.000%, 9/30/16	4,255,000	4,334,324
3.000%, 9/30/16	1,445,000	1,571,903
1.000%, 10/31/16	885,000	901,430
3.125%, 10/31/16	710,000	776,784
0.875%, 11/30/16	2,429,000	2,462,517
0.875%, 12/31/16	1,355,000	1,373,327
0.875%, 1/31/17	1,375,000	1,393,087
3.125%, 1/31/17	1,327,100	1,457,840
0.875%, 2/28/17	845,000	855,851
3.000%, 2/28/17	735,000	804,832
3.250%, 3/31/17	910,000	1,006,759
2.750%, 5/31/17	505,000	549,858
2.500%, 6/30/17	520,000	561,275
0.500%, 7/31/17	1,670,000	1,660,427
2.375%, 7/31/17	2,114,100	2,271,832
4.750%, 8/15/17	1,974,000	2,325,696
1.875%, 8/31/17	2,110,000	2,223,330
0.750%, 10/31/17	3,870,000	3,881,225
1.875%, 10/31/17	3,710,000	3,909,449
2.250%, 11/30/17	4,910,000	5,260,988
0.750%, 12/31/17	2,475,000	2,478,360
2.750%, 12/31/17	5,365,000	5,877,818
2.625%, 1/31/18	5,365,000	5,849,788
3.500%, 2/15/18	1,150,000	1,301,982
2.750%, 2/28/18	2,420,000	2,655,194
2.875%, 3/31/18	2,420,000	2,670,980
3.750%, 11/15/18	1,735,000	2,008,330
1.375%, 12/31/18	1,240,000	1,270,395
1.250%, 1/31/19	1,250,000	1,270,801
1.375%, 2/28/19	1,355,000	1,385,646
3.125%, 5/15/19	1,990,000	2,241,879
3.625%, 8/15/19	1,755,000	2,032,509
3.375%, 11/15/19	2,580,000	2,953,395
3.625%, 2/15/20	1,905,000	2,213,502
3.500%, 5/15/20	3,200,000	3,695,062
2.625%, 8/15/20	2,915,000	3,184,182
2.625%, 11/15/20	1,695,000	1,848,725
3.625%, 2/15/21	1,750,000	2,038,750
3.125%, 5/15/21	2,430,000	2,736,266
2.125%, 8/15/21	2,355,000	2,460,998
2.000%, 11/15/21	1,585,000	1,634,547
2.000%, 2/15/22	2,415,000	2,482,663
1.750%, 5/15/22	2,015,000	2,020,844
1.625%, 8/15/22	4,960,000	4,895,965
1.625%, 11/15/22	2,585,000	2,539,232

		196,560,250

Total Long-Term Debt Securities (31.3%) (Cost $222,448,053)		223,523,721

Total Investments (79.2%) (Cost $530,961,231)		566,328,640
Other Assets Less Liabilities (20.8%)		148,738,000

Net Assets (100%)		$715,066,640

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

†	Securities (totaling $74,616 or 0.0% of net assets) at fair value by management.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year U.S. Treasury Notes	145	June-13	$18,988,170	$19,137,735	$149,565
E-Mini MSCI EAFE Index	452	June-13	37,665,258	37,497,920	(167,338)
Russell 2000 Mini Index	310	June-13	28,301,394	29,415,900	1,114,506
S&P 500 E-Mini Index	14	June-13	1,069,340	1,093,890	24,550
S&P MidCap 400 E-Mini Index	264	June-13	29,140,221	30,386,400	1,246,179
U.S. Ultra Bond	7	June-13	1,091,351	1,103,156	11,805

					$2,379,267

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar,expiring 6/13/13	JPMorgan Chase Bank	642	$664,768	$661,376	$3,392
British Pound vs. U.S. Dollar,expiring 6/13/13	Credit Suisse First Boston	963	1,462,673	1,453,299	9,374
British Pound vs. U.S. Dollar,expiring 6/13/13	Deutsche Bank AG	504	765,511	761,265	4,246
European Union Euro vs. U.S. Dollar,expiring 6/13/13	Goldman Sachs Group, Inc.	2,722	3,491,017	3,528,801	(37,784)
European Union Euro vs. U.S. Dollar,expiring 6/13/13	Royal Bank of Scotland	802	1,028,580	1,037,972	(9,392)

					$(30,164)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar,expiring 6/13/13	Deutsche Bank AG	8,915	$9,099,157	$9,231,161	$(132,004)
Australian Dollar vs. U.S. Dollar,expiring 6/13/13	Goldman Sachs Group, Inc.	705	712,896	730,002	(17,106)
Australian Dollar vs. U.S. Dollar,expiring 6/13/13	JPMorgan Chase Bank	745	769,526	771,421	(1,895)
British Pound vs. U.S. Dollar,expiring 6/13/13	Citibank N.A.	5,053	7,646,452	7,674,855	(28,403)
British Pound vs. U.S. Dollar,expiring 6/13/13	HSBC Bank plc	181	272,289	274,916	(2,627)
European Union Euro vs. U.S. Dollar,expiring 6/13/13	BNP Paribas	8,667	11,366,051	11,115,592	250,459
European Union Euro vs. U.S. Dollar, expiring 6/13/13	Brown Brothers Harriman & Co.	560	729,736	718,211	11,525
European Union Euro vs. U.S. Dollar,expiring 6/13/13	Deutsche Bank AG	683	889,949	875,960	13,989
European Union Euro vs. U.S. Dollar,expiring 6/13/13	Deutsche Bank AG	571	763,127	732,318	30,809
Japanese Yen vs. U.S. Dollar,expiring 6/13/13	BNP Paribas	190,478	1,997,035	2,024,491	(27,456)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 6/13/13	JPMorgan Chase Bank	55,796	$605,175	$593,026	$12,149
Japanese Yen vs. U.S. Dollar, expiring 6/13/13	Royal Bank of Scotland	452,721	4,793,692	4,811,734	(18,042)
Japanese Yen vs. U.S. Dollar, expiring 6/13/13	Royal Bank of Scotland	264,718	2,758,399	2,813,549	(55,150)
Swiss Franc vs. U.S. Dollar, expiring 6/13/13	Deutsche Bank AG	2,261	2,391,834	2,383,993	7,841
Swiss Franc vs. U.S. Dollar, expiring 6/13/13	JPMorgan Chase Bank	612	674,625	645,291	29,334

					$73,423

					$43,259

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,014,361	$11,181,572	$—	$25,195,933
Consumer Staples	13,026,739	12,689,770	—	25,716,509
Energy	13,001,549	7,317,269	—	20,318,818
Financials	18,933,140	25,343,005	—	44,276,145
Health Care	15,085,465	10,610,792	—	25,696,257
Industrials	12,088,651	13,004,866	60,886	25,154,403
Information Technology	21,584,657	4,472,805	—	26,057,462
Materials	4,063,210	9,059,163	13,730	13,136,103
Telecommunication Services	3,551,469	5,030,372	—	8,581,841
Utilities	4,106,859	3,725,992	—	7,832,851
Forward Currency Contracts	—	373,118	—	373,118
Futures	2,546,605	—	—	2,546,605
Government Securities
U.S. Government Agencies	—	26,963,471	—	26,963,471
U.S. Treasuries	—	196,560,250	—	196,560,250
Investment Companies
Exchange Traded Funds (ETFs)	120,838,597	—	—	120,838,597

Total Assets	$242,841,302	$326,332,445	$74,616	$569,248,363

Liabilities:
Forward Currency Contracts	$—	$(329,859)	$—	$(329,859)
Futures	(167,338)	—	—	(167,338)

Total Liabilities	$(167,338)	$(329,859)	$—	$(497,197)

Total	$242,673,964	$326,002,586	$74,616	$568,751,166

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Materials	Investments in Common Stocks- Industrials	Investments in Rights- Consumer Staples
Balance as of 12/31/12	$—	$1,438	$—
Total gains or losses (realized/unrealized) included in earnings	1,218	(2,799)	478
Purchases	—	—	—
Sales	—	—	(478)
Issuances	—	—	—
Settlements	—	(1,427)	—
Transfers into Level 3	12,512	63,674	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$13,730	$60,886	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$1,218	$(2,788)	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$80,099,152
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,890,770

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,692,035
Aggregate gross unrealized depreciation	(4,621,469)

Net unrealized appreciation	$35,070,566

Federal income tax cost of investments	$531,258,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (31.0%)
Consumer Discretionary (2.0%)
Auto Components (0.2%)
Johnson Controls, Inc.
1.750%, 3/1/14	$900,000	$910,383
5.000%, 3/30/20	31,000	35,286

		945,669

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	254,960

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	23,000	27,452
McDonald’s Corp.
5.350%, 3/1/18	127,000	151,511
3.500%, 7/15/20	17,000	18,718
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	370,495

		568,176

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	41,928
Whirlpool Corp.
8.600%, 5/1/14	11,000	11,883

		53,811

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.500%, 11/29/22	485,000	471,291

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	54,000	72,253
Comcast Corp.
5.300%, 1/15/14	154,000	159,747
5.900%, 3/15/16	559,000	638,967
5.700%, 7/1/19	61,000	74,260
COX Communications, Inc.
5.450%, 12/15/14	20,000	21,633
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	162,681
3.550%, 3/15/15	58,000	60,822
2.400%, 3/15/17	695,000	713,582
5.200%, 3/15/20	61,000	69,607
Discovery Communications LLC
5.050%, 6/1/20	150,000	173,169
NBCUniversal Media LLC
4.375%, 4/1/21	370,000	414,065
News America, Inc.
5.300%, 12/15/14	31,000	33,398
6.900%, 3/1/19	154,000	195,358
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	92,480
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	371,295
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	150,684
4.700%, 10/15/19	31,000	35,106
Time Warner Cable, Inc.
7.500%, 4/1/14	77,000	82,183
5.850%, 5/1/17	154,000	178,717
8.250%, 4/1/19	154,000	200,502
5.000%, 2/1/20	57,000	64,859
4.125%, 2/15/21	405,000	432,104
Time Warner, Inc.
5.875%, 11/15/16	267,000	310,481
4.700%, 1/15/21	120,000	134,386
Viacom, Inc.
4.375%, 9/15/14	77,000	80,836
5.625%, 9/15/19	61,000	72,855
4.500%, 3/1/21	90,000	100,903
Walt Disney Co.
4.500%, 12/15/13	154,000	158,387
1.350%, 8/16/16	515,000	524,041
6.000%, 7/17/17	154,000	184,315
WPP Finance 2010
3.625%, 9/7/22	760,000	754,990

		6,718,666

Multiline Retail (0.3%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	106,873
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	685,000	720,963
Nordstrom, Inc.
6.750%, 6/1/14	18,000	19,280
6.250%, 1/15/18	123,000	149,312
4.750%, 5/1/20	21,000	24,389
Target Corp.
3.875%, 7/15/20	135,000	151,313
2.900%, 1/15/22	820,000	844,516

		2,016,646

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	83,449
Home Depot, Inc.
5.400%, 3/1/16	496,000	560,944
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	121,249
4.625%, 4/15/20	61,000	70,169
Staples, Inc.
9.750%, 1/15/14	154,000	164,430
TJX Cos., Inc.
6.950%, 4/15/19	45,000	57,449

		1,057,690

Total Consumer Discretionary		12,086,909

Consumer Staples (2.2%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	277,000	285,308
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	100,000	106,125
1.375%, 7/15/17	555,000	559,395
5.375%, 1/15/20	466,000	559,878
Beam, Inc.
6.375%, 6/15/14	49,000	52,315
Bottling Group LLC
6.950%, 3/15/14	154,000	163,173
5.125%, 1/15/19	154,000	182,436
Coca-Cola Co.
1.500%, 11/15/15	395,000	404,026
3.300%, 9/1/21	480,000	519,983
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	154,000	163,442
Diageo Capital plc
7.375%, 1/15/14	154,000	162,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 10/23/17	$92,000	$109,734
Diageo Finance B.V.
5.500%, 4/1/13	184,000	183,998
3.250%, 1/15/15	31,000	32,367
Diageo Investment Corp.
2.875%, 5/11/22	365,000	367,766
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	363,977
PepsiCo, Inc.
3.100%, 1/15/15	77,000	80,444
5.000%, 6/1/18	92,000	107,706
4.500%, 1/15/20	252,000	290,765

		4,695,050

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	107,856
CVS Caremark Corp.
3.250%, 5/18/15	46,000	48,383
6.125%, 8/15/16	89,000	103,790
5.750%, 6/1/17	92,000	108,745
4.750%, 5/18/20	46,000	53,176
Kroger Co.
3.900%, 10/1/15	61,000	65,235
6.150%, 1/15/20	304,000	369,268
Safeway, Inc.
6.350%, 8/15/17	92,000	107,082
5.000%, 8/15/19	154,000	172,304
Sysco Corp.
5.250%, 2/12/18	61,000	72,109
Walgreen Co.
4.875%, 8/1/13	92,000	93,308
Wal-Mart Stores, Inc.
4.550%, 5/1/13	224,000	224,785
1.500%, 10/25/15	130,000	133,128
5.800%, 2/15/18	547,000	664,891

		2,324,060

Food Products (0.6%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	75,000	75,435
Campbell Soup Co.
3.375%, 8/15/14	61,000	63,395
3.050%, 7/15/17	31,000	33,127
4.500%, 2/15/19	61,000	69,171
ConAgra Foods, Inc.
3.200%, 1/25/23	965,000	958,165
General Mills, Inc.
5.250%, 8/15/13	200,000	203,558
5.650%, 2/15/19	199,000	239,562
H.J. Heinz Co.
5.350%, 7/15/13	154,000	155,925
Ingredion, Inc.
3.200%, 11/1/15	31,000	32,527
4.625%, 11/1/20	31,000	34,484
Kellogg Co.
4.450%, 5/30/16	230,000	253,832
Kraft Foods Group, Inc.
2.250%, 6/5/17	490,000	504,819
5.375%, 2/10/20	129,000	152,714
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	32,222
4.900%, 11/1/19	46,000	52,414
Mondelez International, Inc.
4.125%, 2/9/16	176,000	191,272
6.125%, 2/1/18	$246,000	295,011
5.375%, 2/10/20	118,000	139,692

		3,487,325

Household Products (0.2%)
Clorox Co.
3.550%, 11/1/15	31,000	32,850
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	19,109
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	493,328
Procter & Gamble Co.
1.800%, 11/15/15	485,000	500,370
4.850%, 12/15/15	92,000	102,498

		1,148,155

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	154,000	213,092
9.250%, 8/6/19	307,000	426,212
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	60,788
6.875%, 5/1/20	46,000	55,801
Philip Morris International, Inc.
4.875%, 5/16/13	419,000	421,288
5.650%, 5/16/18	92,000	110,232
4.500%, 3/26/20	120,000	138,288
Reynolds American, Inc.
7.625%, 6/1/16	325,000	386,976

		1,812,677

Total Consumer Staples		13,467,267

Energy (2.9%)
Energy Equipment & Services (0.3%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	24,261
Ensco plc
4.700%, 3/15/21	485,000	536,606
Halliburton Co.
6.150%, 9/15/19	77,000	96,669
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	49,323
Transocean, Inc.
4.950%, 11/15/15	77,000	83,713
6.000%, 3/15/18	31,000	35,145
6.500%, 11/15/20	61,000	70,688
3.800%, 10/15/22	715,000	703,513
Weatherford International Ltd.
6.000%, 3/15/18	92,000	104,740

		1,704,658

Oil, Gas & Consumable Fuels (2.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	291,300
Apache Corp.
5.250%, 4/15/13	31,000	31,054
3.625%, 2/1/21	105,000	113,432
Buckeye Partners LP
5.500%, 8/15/19	46,000	51,180
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	353,760
Cenovus Energy, Inc.
4.500%, 9/15/14	154,000	161,789
5.700%, 10/15/19	92,000	110,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Chevron Corp.
4.950%, 3/3/19	$189,000	$226,346
ConocoPhillips Co.
5.750%, 2/1/19	335,000	411,355
6.000%, 1/15/20	154,000	192,446
Devon Energy Corp.
1.875%, 5/15/17	500,000	504,661
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	10,139
4.200%, 9/15/21	885,000	931,461
EnCana Corp.
5.900%, 12/1/17	31,000	36,605
6.500%, 5/15/19	192,000	234,702
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	257,959
9.700%, 3/15/19	69,000	93,099
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	165,362
5.600%, 10/15/14	240,000	257,342
6.300%, 9/15/17	154,000	184,944
EOG Resources, Inc.
6.875%, 10/1/18	31,000	39,877
5.625%, 6/1/19	38,000	46,558
4.100%, 2/1/21	155,000	174,620
EQT Corp.
8.125%, 6/1/19	38,000	46,898
Hess Corp.
8.125%, 2/15/19	230,000	297,162
Husky Energy, Inc.
5.900%, 6/15/14	32,000	34,055
3.950%, 4/15/22	515,000	552,156
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	307,000	410,732
6.850%, 2/15/20	9,000	11,247
5.300%, 9/15/20	23,000	26,933
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	47,074
4.250%, 2/1/21	31,000	34,141
Marathon Oil Corp.
5.900%, 3/15/18	71,000	84,628
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	106,924
Nabors Industries, Inc.
9.250%, 1/15/19	274,000	352,913
Nexen, Inc.
6.200%, 7/30/19	25,000	31,009
Noble Energy, Inc.
4.150%, 12/15/21	725,000	799,568
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	85,175
1.750%, 2/15/17	495,000	509,964
ONEOK Partners LP
8.625%, 3/1/19	154,000	204,185
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	99,040
5.875%, 3/1/18	92,000	103,162
7.875%, 3/15/19	92,000	111,321
5.750%, 1/20/20	307,000	336,314
5.375%, 1/27/21	1,020,000	1,099,012
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	132,266
Phillips 66
2.950%, 5/1/17	480,000	509,434
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	154,000	189,636
8.750%, 5/1/19	46,000	62,308
Shell International Finance B.V.
4.000%, 3/21/14	154,000	159,378
3.250%, 9/22/15	120,000	128,303
4.300%, 9/22/19	215,000	248,768
4.375%, 3/25/20	96,000	111,274
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	185,439
Statoil ASA
3.875%, 4/15/14	77,000	79,806
5.250%, 4/15/19	212,000	255,784
2.450%, 1/17/23	570,000	560,650
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	35,499
Total Capital International S.A.
2.875%, 2/17/22	530,000	547,455
Total Capital S.A.
2.300%, 3/15/16	330,000	344,042
TransCanada PipeLines Ltd.
7.125%, 1/15/19	192,000	244,019
3.800%, 10/1/20	275,000	306,716
Valero Energy Corp.
4.750%, 6/15/13	31,000	31,255
4.500%, 2/1/15	14,000	14,898
9.375%, 3/15/19	46,000	62,808
6.125%, 2/1/20	20,000	24,244
Williams Partners LP
3.800%, 2/15/15	31,000	32,699
5.250%, 3/15/20	179,000	204,092
3.350%, 8/15/22	920,000	907,196

		15,642,332

Total Energy		17,346,990

Financials (13.3%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	18,341
5.300%, 3/15/20	325,000	386,832
Bank of New York Mellon Corp.
5.125%, 8/27/13	270,000	275,136
4.300%, 5/15/14	45,000	46,951
5.450%, 5/15/19	660,000	796,372
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	99,135
6.400%, 10/2/17	154,000	184,153
BlackRock, Inc.
3.500%, 12/10/14	77,000	80,842
5.000%, 12/10/19	787,000	931,094
Deutsche Bank AG/London
4.875%, 5/20/13	184,000	185,087
3.450%, 3/30/15	154,000	162,171
3.250%, 1/11/16	145,000	153,349
Goldman Sachs Group, Inc.
5.250%, 10/15/13	564,000	577,240
5.150%, 1/15/14	154,000	159,454
3.625%, 2/7/16	1,860,000	1,975,357
5.950%, 1/18/18	399,000	463,606
7.500%, 2/15/19	154,000	192,559
5.375%, 3/15/20	595,000	678,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Jefferies Group LLC
8.500%, 7/15/19	$154,000	$191,772
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	1,001,000	1,207,897
Morgan Stanley
4.750%, 4/1/14	307,000	317,379
6.000%, 4/28/15	250,000	272,847
5.375%, 10/15/15	154,000	168,191
5.450%, 1/9/17	539,000	605,750
5.950%, 12/28/17	184,000	213,788
5.625%, 9/23/19	461,000	532,741
5.750%, 1/25/21	645,000	742,131
4.875%, 11/1/22	1,060,000	1,125,190
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	82,995
4.125%, 1/19/16	900,000	952,559
6.700%, 3/4/20	87,000	103,604
Northern Trust Corp.
4.625%, 5/1/14	20,000	20,905
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	78,541
State Street Corp.
4.375%, 3/7/21	455,000	515,541

		14,498,251

Commercial Banks (4.4%)
Bank of Montreal
2.500%, 1/11/17	530,000	555,026
Bank of Nova Scotia
3.400%, 1/22/15	802,000	840,757
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,360,412
BB&T Corp.
3.375%, 9/25/13	92,000	93,309
3.950%, 4/29/16	46,000	49,872
4.900%, 6/30/17	307,000	344,945
BNP Paribas S.A.
3.600%, 2/23/16	465,000	492,740
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	92,000	92,476
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	800,000	854,562
Credit Suisse AG/New York
5.000%, 5/15/13	234,000	235,321
5.500%, 5/1/14	154,000	162,028
6.000%, 2/15/18	184,000	212,641
5.300%, 8/13/19	109,000	128,322
5.400%, 1/14/20	302,000	336,564
Fifth Third Bancorp
6.250%, 5/1/13	154,000	154,716
3.625%, 1/25/16	475,000	506,507
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	191,266
KeyCorp
6.500%, 5/14/13	77,000	77,522
KfW
4.000%, 10/15/13	338,000	344,934
3.500%, 3/10/14	614,000	632,701
4.125%, 10/15/14	2,902,000	3,070,032
Landwirtschaftliche Rentenbank
4.125%, 7/15/13	2,949,000	2,981,048
5.125%, 2/1/17	154,000	179,110
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	546,282
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,293,635
PNC Bank N.A.
2.950%, 1/30/23	840,000	833,548
PNC Funding Corp.
5.625%, 2/1/17	510,000	581,958
5.125%, 2/8/20	31,000	36,358
Royal Bank of Canada
2.100%, 7/29/13	61,000	61,352
2.625%, 12/15/15	380,000	398,123
Royal Bank of Scotland Group plc
6.400%, 10/21/19	915,000	1,086,504
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	190,743
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	549,897
U.S. Bancorp
2.000%, 6/14/13	455,000	456,516
4.200%, 5/15/14	77,000	80,333
2.450%, 7/27/15	465,000	484,825
UBS AG/Connecticut
2.250%, 8/12/13	250,000	251,693
5.875%, 7/15/16	170,000	190,676
5.875%, 12/20/17	179,000	212,409
4.875%, 8/4/20	250,000	287,311
UnionBanCal Corp.
3.500%, 6/18/22	565,000	588,510
Wachovia Corp.
5.500%, 5/1/13	154,000	154,661
5.250%, 8/1/14	307,000	325,080
5.750%, 2/1/18	344,000	411,704
Wells Fargo & Co.
3.750%, 10/1/14	246,000	257,268
3.676%, 6/15/16(e)	711,000	767,474
5.625%, 12/11/17	307,000	363,821
Westpac Banking Corp.
3.000%, 8/4/15	35,000	36,680
4.875%, 11/19/19	522,000	608,291

		26,952,463

Consumer Finance (1.7%)
American Express Co.
7.250%, 5/20/14	77,000	82,664
5.500%, 9/12/16	706,000	801,936
6.150%, 8/28/17	246,000	293,027
Capital One Financial Corp.
7.375%, 5/23/14	154,000	165,376
6.150%, 9/1/16	31,000	35,784
6.750%, 9/15/17	779,000	946,033
Caterpillar Financial Services Corp.
2.000%, 4/5/13	31,000	31,004
4.900%, 8/15/13	92,000	93,518
1.250%, 11/6/17	510,000	510,572
7.150%, 2/15/19	490,000	635,538
Discover Financial Services
10.250%, 7/15/19	80,000	105,500
Ford Motor Credit Co. LLC
3.000%, 6/12/17	1,320,000	1,350,624
HSBC Finance Corp.
5.500%, 1/19/16	195,000	217,400
6.676%, 1/15/21	376,000	444,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC USA, Inc.
2.375%, 2/13/15	$950,000	$978,852
John Deere Capital Corp.
1.200%, 10/10/17	660,000	662,392
2.750%, 3/15/22	540,000	548,363
SLM Corp.
5.000%, 10/1/13	307,000	312,372
6.250%, 1/25/16	410,000	447,925
8.450%, 6/15/18	31,000	36,580
Toyota Motor Credit Corp.
1.375%, 8/12/13	232,000	232,848
2.800%, 1/11/16	230,000	242,559
1.750%, 5/22/17	610,000	623,861
4.250%, 1/11/21	230,000	260,728

		10,059,642

Diversified Financial Services (3.3%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	184,000	184,711
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	17,000	17,893
Bank of America Corp.
6.500%, 8/1/16	215,000	247,454
5.625%, 10/14/16	399,000	449,709
5.420%, 3/15/17	1,000,000	1,099,709
5.650%, 5/1/18	461,000	534,122
7.625%, 6/1/19	614,000	780,460
5.625%, 7/1/20	200,000	233,338
BP Capital Markets plc
3.625%, 5/8/14	61,000	63,086
3.875%, 3/10/15	107,000	113,480
3.125%, 10/1/15	115,000	121,377
1.375%, 11/6/17	550,000	550,248
4.500%, 10/1/20	610,000	692,149
Citigroup, Inc.
6.500%, 8/19/13	154,000	157,468
5.500%, 10/15/14	369,000	393,814
4.750%, 5/19/15	1,125,000	1,205,348
6.125%, 11/21/17	230,000	271,934
6.125%, 5/15/18	315,000	375,477
8.500%, 5/22/19	154,000	205,280
5.375%, 8/9/20	130,000	152,523
4.500%, 1/14/22	470,000	522,623
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	123,513
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	95,475
General Electric Capital Corp.
1.600%, 11/20/17	920,000	923,376
5.625%, 5/1/18	768,000	909,642
5.500%, 1/8/20	850,000	1,003,567
5.550%, 5/4/20	655,000	781,229
4.625%, 1/7/21	805,000	907,773
JPMorgan Chase & Co.
4.650%, 6/1/14	77,000	80,513
5.125%, 9/15/14	307,000	325,839
3.700%, 1/20/15	369,000	387,009
2.600%, 1/15/16	750,000	777,795
3.150%, 7/5/16	1,065,000	1,131,455
2.000%, 8/15/17	1,000,000	1,019,312
6.300%, 4/23/19	307,000	376,330
4.950%, 3/25/20	415,000	476,424
4.400%, 7/22/20	31,000	34,241
4.250%, 10/15/20	560,000	616,574
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	79,398
5.550%, 1/15/20	856,000	924,706
National Rural Utilities Cooperative Finance Corp.
5.500%, 7/1/13	90,000	91,118
3.050%, 3/1/16	90,000	95,473
5.450%, 2/1/18	31,000	36,701
ORIX Corp.
4.710%, 4/27/15	51,000	54,035
Private Export Funding Corp.
4.950%, 11/15/15	31,000	34,627
4.300%, 12/15/21	31,000	36,668
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,898
5.150%, 3/15/20	20,000	23,253
Unilever Capital Corp.
4.800%, 2/15/19	154,000	182,089

		19,928,236

Insurance (1.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	104,839
5.900%, 6/15/19	15,000	18,481
Aflac, Inc.
3.450%, 8/15/15	31,000	32,983
8.500%, 5/15/19	46,000	62,305
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	365,105
Allstate Corp.
6.200%, 5/16/14	77,000	81,807
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	42,019
American International Group, Inc.
5.050%, 10/1/15	246,000	269,000
5.850%, 1/16/18	334,000	387,716
8.250%, 8/15/18	276,000	357,081
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	131,051
5.400%, 5/15/18	508,000	606,098
Chubb Corp.
5.750%, 5/15/18	184,000	223,439
CNA Financial Corp.
7.350%, 11/15/19	14,000	17,430
5.875%, 8/15/20	92,000	108,651
Genworth Financial, Inc.
6.515%, 5/22/18	396,000	449,118
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	145,000	169,830
Lincoln National Corp.
8.750%, 7/1/19	320,000	431,973
6.250%, 2/15/20	15,000	17,996
Markel Corp.
7.125%, 9/30/19	61,000	75,220
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	194,786
MetLife, Inc.
7.717%, 2/15/19	307,000	398,687
4.750%, 2/8/21	175,000	200,798
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	52,443
Principal Life Income Funding Trusts
5.300%, 4/24/13	92,000	92,272
Prudential Financial, Inc.
5.100%, 9/20/14	92,000	97,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 1/14/15	$41,000	$43,153
6.200%, 1/15/15	9,000	9,843
6.000%, 12/1/17	128,000	152,853
7.375%, 6/15/19	170,000	219,233
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	37,478
Travelers Cos., Inc.
3.900%, 11/1/20	490,000	547,648
Willis Group Holdings plc
5.750%, 3/15/21	485,000	548,166

		6,547,263

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
4.625%, 4/1/15	23,000	24,553
4.500%, 1/15/18	95,000	103,970
5.050%, 9/1/20	61,000	67,721
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	71,180
6.100%, 3/15/20	61,000	74,842
Boston Properties LP
4.125%, 5/15/21	190,000	206,085
Digital Realty Trust LP
4.500%, 7/15/15	61,000	64,588
Duke Realty LP
5.950%, 2/15/17	28,000	32,075
EPR Properties
7.750%, 7/15/20	31,000	36,735
ERP Operating LP
5.125%, 3/15/16	384,000	427,527
HCP, Inc.
5.650%, 12/15/13	92,000	95,172
3.750%, 2/1/16	95,000	101,571
6.000%, 1/30/17	100,000	115,656
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	154,212
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	95,000	99,213
6.500%, 1/17/17	31,000	35,642
Hospitality Properties Trust
7.875%, 8/15/14	77,000	81,459
Kimco Realty Corp.
6.875%, 10/1/19	61,000	77,285
Liberty Property LP
4.750%, 10/1/20	61,000	67,008
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	76,114
Simon Property Group LP
4.200%, 2/1/15	28,000	29,539
5.250%, 12/1/16	172,000	195,612
5.650%, 2/1/20	77,000	92,536
4.375%, 3/1/21	180,000	201,777

		2,532,072

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	54,000	58,530
6.250%, 3/15/17	23,000	26,482
6.875%, 3/15/20	3,000	3,668

		88,680

Total Financials		80,606,607

Health Care (2.5%)
Biotechnology (0.3%)
Amgen, Inc.
4.850%, 11/18/14	92,000	98,265
2.125%, 5/15/17	740,000	763,146
5.700%, 2/1/19	92,000	110,384
4.500%, 3/15/20	15,000	17,017
Celgene Corp.
3.250%, 8/15/22	515,000	519,661
Gilead Sciences, Inc.
4.400%, 12/1/21	470,000	526,644

		2,035,117

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.625%, 3/15/15	92,000	99,010
4.250%, 3/15/20	31,000	35,250
Covidien International Finance S.A.
1.875%, 6/15/13	61,000	61,182
6.000%, 10/15/17	184,000	220,903
Medtronic, Inc.
3.000%, 3/15/15	615,000	643,533
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	368,627
Stryker Corp.
3.000%, 1/15/15	31,000	32,309
4.375%, 1/15/20	31,000	35,210

		1,496,024

Health Care Providers & Services (0.8%)
Aetna, Inc.
6.000%, 6/15/16	92,000	106,082
2.750%, 11/15/22	560,000	546,183
Cigna Corp.
5.125%, 6/15/20	40,000	46,210
4.000%, 2/15/22	870,000	936,694
Express Scripts Holding Co.
6.250%, 6/15/14	307,000	326,732
3.900%, 2/15/22	895,000	959,652
McKesson Corp.
6.500%, 2/15/14	154,000	161,764
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	38,475
4.125%, 9/15/20	110,000	119,983
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	30,626
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	186,205
2.875%, 3/15/22	540,000	546,809
WellPoint, Inc.
6.000%, 2/15/14	154,000	161,098
7.000%, 2/15/19	307,000	384,123

		4,550,636

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	102,125
Life Technologies Corp.
5.000%, 1/15/21	70,000	75,326
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	660,810

		838,261

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.750%, 11/6/17§	1,155,000	1,164,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Actavis, Inc.
5.000%, 8/15/14	$64,000	$67,523
6.125%, 8/15/19	52,000	63,172
AstraZeneca plc
5.900%, 9/15/17	430,000	516,003
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	110,345
Eli Lilly and Co.
5.200%, 3/15/17	331,000	382,657
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	321,000	322,723
5.650%, 5/15/18	304,000	367,608
Hospira, Inc.
6.400%, 5/15/15	14,000	15,469
Johnson & Johnson
5.150%, 7/15/18	457,000	549,839
Merck & Co., Inc.
5.300%, 12/1/13	250,000	258,229
6.000%, 9/15/17	92,000	111,744
3.875%, 1/15/21	125,000	139,467
Merck Sharp & Dohme Corp.
4.000%, 6/30/15	61,000	65,689
Novartis Capital Corp.
4.400%, 4/24/20	110,000	126,865
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	293,098
Pfizer, Inc.
4.500%, 2/15/14	154,000	159,434
5.350%, 3/15/15	154,000	168,058
6.200%, 3/15/19	136,000	170,649
Sanofi S.A.
4.000%, 3/29/21	605,000	672,285
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	362,676

		6,087,976

Total Health Care		15,008,014

Industrials (1.7%)
Aerospace & Defense (0.6%)
Boeing Co.
3.500%, 2/15/15	215,000	226,205
Embraer S.A.
5.150%, 6/15/22	495,000	535,600
General Dynamics Corp.
2.250%, 11/15/22	570,000	546,626
Goodrich Corp.
4.875%, 3/1/20	31,000	36,484
Honeywell International, Inc.
5.000%, 2/15/19	154,000	183,748
L-3 Communications Corp.
3.950%, 11/15/16	840,000	904,406
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	120,078
Northrop Grumman Corp.
3.700%, 8/1/14	46,000	47,839
5.050%, 8/1/19	26,000	30,168
Raytheon Co.
6.400%, 12/15/18	92,000	114,291
4.400%, 2/15/20	31,000	35,173
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,967
United Technologies Corp.
1.800%, 6/1/17	645,000	662,849
5.375%, 12/15/17	92,000	109,029
6.125%, 2/1/19	154,000	191,700

		3,762,163

Air Freight & Logistics (0.2%)
FedEx Corp.
8.000%, 1/15/19	154,000	202,003
United Parcel Service, Inc.
3.125%, 1/15/21	95,000	101,248
2.450%, 10/1/22	740,000	732,562

		1,035,813

Airlines (0.2%)
Continental Airlines, Inc.
9.000%, 7/8/16	63,920	73,591
Delta Air Lines, Inc.
4.950%, 5/23/19	717,199	779,953
7.750%, 12/17/19	70,559	81,235

		934,779

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	307,000	349,007
8.125%, 7/15/18	31,000	38,407

		387,414

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,475
Dartmouth College
4.750%, 6/1/19	15,000	17,785
Johns Hopkins University
5.250%, 7/1/19	34,000	41,065
Pitney Bowes, Inc.
5.750%, 9/15/17	71,000	77,390
Republic Services, Inc.
5.500%, 9/15/19	96,000	114,157
Vanderbilt University
5.250%, 4/1/19	77,000	91,429
Waste Management, Inc.
5.000%, 3/15/14	31,000	32,286
6.100%, 3/15/18	154,000	184,702
Yale University
2.900%, 10/15/14	58,000	60,174

		652,463

Electrical Equipment (0.1%)
Eaton Corp. plc
6.950%, 3/20/19	285,000	360,740
Emerson Electric Co.
4.125%, 4/15/15	31,000	33,137
4.875%, 10/15/19	230,000	273,234

		667,111

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	31,000	31,469
Danaher Corp.
5.625%, 1/15/18	154,000	184,173
General Electric Co.
5.250%, 12/6/17	665,000	781,152
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	186,224
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	32,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 1/15/19	$92,000	$119,670

		1,335,359

Machinery (0.0%)
Harsco Corp.
2.700%, 10/15/15	31,000	31,310
Snap-on, Inc.
6.125%, 9/1/21	61,000	74,780

		106,090

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,528

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	185,194
4.700%, 10/1/19	100,000	116,642
Canadian National Railway Co.
5.550%, 3/1/19	154,000	186,626
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	25,428
CSX Corp.
6.250%, 4/1/15	126,000	139,568
7.375%, 2/1/19	117,000	149,536
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	32,254
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	76,498
5.750%, 4/1/18	154,000	184,603
5.900%, 6/15/19	20,000	24,415
Ryder System, Inc.
3.600%, 3/1/16	61,000	64,145
Union Pacific Corp.
6.125%, 2/15/20	79,000	98,231
4.000%, 2/1/21	90,000	100,913

		1,384,053

Total Industrials		10,297,773

Information Technology (1.7%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	341,880
4.950%, 2/15/19	619,000	731,374
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	107,420

		1,180,674

Computers & Peripherals (0.3%)
Dell, Inc.
5.625%, 4/15/14	61,000	63,687
2.300%, 9/10/15	140,000	139,920
5.875%, 6/15/19	31,000	32,353
Hewlett-Packard Co.
6.125%, 3/1/14	286,000	299,190
4.750%, 6/2/14	92,000	95,892
3.750%, 12/1/20	345,000	341,086
4.650%, 12/9/21	525,000	544,675

		1,516,803

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	31,000	32,850
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	51,188
Corning, Inc.
6.625%, 5/15/19	6,000	7,465
4.250%, 8/15/20	20,000	22,056

		113,559

Internet Software & Services (0.2%)
Baidu, Inc.
3.500%, 11/28/22	920,000	922,576
eBay, Inc.
3.250%, 10/15/20	495,000	532,119

		1,454,695

IT Services (0.2%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	397,413
International Business Machines Corp.
5.700%, 9/14/17	621,000	742,747
Western Union Co.
5.930%, 10/1/16	310,000	342,152

		1,482,312

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	29,000	31,301
4.250%, 2/15/15	77,000	80,962
6.350%, 5/15/18	92,000	107,026
5.625%, 12/15/19	406,000	461,540

		680,829

Semiconductors & Semiconductor Equipment (0.4%)
Analog Devices, Inc.
5.000%, 7/1/14	77,000	81,051
Broadcom Corp.
2.700%, 11/1/18	835,000	885,434
Intel Corp.
2.700%, 12/15/22	800,000	790,549
Maxim Integrated Products, Inc.
3.450%, 6/14/13	31,000	31,181
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	507,994

		2,296,209

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,342
4.750%, 2/1/20	38,000	42,313
Microsoft Corp.
2.950%, 6/1/14	58,000	59,781
2.500%, 2/8/16	285,000	300,833
4.200%, 6/1/19	54,000	62,475
Oracle Corp.
5.250%, 1/15/16	343,000	385,142
1.200%, 10/15/17	560,000	557,219
5.750%, 4/15/18	91,000	109,910

		1,550,015

Total Information Technology		10,275,096

Materials (1.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	70,053
Airgas, Inc.
2.850%, 10/1/13	31,000	31,332
Cabot Corp.
5.000%, 10/1/16	61,000	67,778
Dow Chemical Co.
8.550%, 5/15/19	490,000	657,684
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	207,000	209,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 1/15/15	$77,000	$80,663
5.250%, 12/15/16	201,000	232,907
4.625%, 1/15/20	31,000	35,949
Ecolab, Inc.
3.000%, 12/8/16	480,000	510,552
Monsanto Co.
5.125%, 4/15/18	31,000	36,836
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	26,265
3.750%, 9/30/15	25,000	26,750
6.500%, 5/15/19	20,000	25,064
4.875%, 3/30/20	96,000	110,360
PPG Industries, Inc.
3.600%, 11/15/20	110,000	118,120
Praxair, Inc.
2.125%, 6/14/13	31,000	31,110
4.625%, 3/30/15	154,000	166,356
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	80,356
Valspar Corp.
7.250%, 6/15/19	61,000	74,634

		2,592,487

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	17,000	18,035
6.800%, 8/1/19	14,000	16,977

		35,012

Metals & Mining (1.0%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	350,315
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	59,290
Barrick Gold Corp.
6.950%, 4/1/19	302,000	372,764
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	212,000	212,336
5.500%, 4/1/14	154,000	161,756
5.250%, 12/15/15	205,000	229,470
5.400%, 3/29/17	61,000	70,860
3.250%, 11/21/21	190,000	200,043
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,768
Newmont Mining Corp.
5.125%, 10/1/19	92,000	106,396
3.500%, 3/15/22	940,000	945,314
Nucor Corp.
5.750%, 12/1/17	92,000	109,473
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	272,000	276,012
8.950%, 5/1/14	97,000	105,543
6.500%, 7/15/18	92,000	113,056
9.000%, 5/1/19	154,000	213,000
Rio Tinto Finance USA plc
1.625%, 8/21/17	505,000	506,582
2.875%, 8/21/22	935,000	912,138
Southern Copper Corp.
5.375%, 4/16/20	17,000	19,241
Teck Resources Ltd.
4.500%, 1/15/21	160,000	170,800
Vale Overseas Ltd.
6.250%, 1/23/17	609,000	694,014

		5,845,171

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	195,402
7.500%, 8/15/21	288,000	375,589

		570,991

Total Materials		9,043,661

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
5.100%, 9/15/14	92,000	97,779
5.625%, 6/15/16	629,000	719,160
5.800%, 2/15/19	601,000	722,885
2.625%, 12/1/22	900,000	865,619
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	154,000	156,171
4.875%, 7/8/14	77,000	81,481
France Telecom S.A.
4.375%, 7/8/14	154,000	160,578
5.375%, 7/8/19	345,000	402,497
Qwest Corp.
8.375%, 5/1/16	51,000	59,670
6.500%, 6/1/17	615,000	714,938
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	247,122
6.175%, 6/18/14	61,000	63,748
5.250%, 10/1/15	244,000	257,015
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	330,000	330,342
4.949%, 1/15/15	40,000	42,002
5.877%, 7/15/19	60,000	66,165
5.134%, 4/27/20	81,000	85,005
5.462%, 2/16/21	50,000	53,405
Verizon Communications, Inc.
5.500%, 2/15/18	107,000	125,883
6.100%, 4/15/18	92,000	110,985
8.750%, 11/1/18	365,000	491,807
6.350%, 4/1/19	654,000	800,667

		6,654,924

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	372,230
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	180,000	239,162
Rogers Communications, Inc.
6.800%, 8/15/18	229,000	287,400
Vodafone Group plc
5.000%, 12/16/13	272,000	280,332
4.150%, 6/10/14	123,000	127,996
5.750%, 3/15/16	265,000	301,089
5.625%, 2/27/17	184,000	213,652

		1,821,861

Total Telecommunication Services		8,476,785

Utilities (1.8%)
Electric Utilities (1.2%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	207,236
Baltimore Gas & Electric Co.
6.125%, 7/1/13	154,000	156,130
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	54,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Carolinas LLC
7.000%, 11/15/18	$154,000	$198,134
Duke Energy Corp.
5.650%, 6/15/13	184,000	185,908
3.350%, 4/1/15	31,000	32,529
Duke Energy Indiana, Inc.
3.750%, 7/15/20	105,000	116,282
Entergy Corp.
5.125%, 9/15/20	540,000	589,888
Exelon Corp.
4.900%, 6/15/15	857,000	927,360
FirstEnergy Solutions Corp.
4.800%, 2/15/15	91,000	96,829
Florida Power Corp.
5.650%, 6/15/18	154,000	186,420
4.550%, 4/1/20	15,000	17,401
Georgia Power Co.
4.250%, 12/1/19	257,000	292,557
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	193,921
Kansas City Power & Light Co.
7.150%, 4/1/19	455,000	577,479
Nevada Power Co.
6.500%, 8/1/18	482,000	600,902
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,186
6.000%, 3/1/19	169,000	201,570
Northern States Power Co.
1.950%, 8/15/15	31,000	31,971
5.250%, 3/1/18	92,000	109,208
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	154,000	200,086
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	410,993
PacifiCorp.
5.650%, 7/15/18	154,000	188,159
Portland General Electric Co.
6.100%, 4/15/19	77,000	95,875
Progress Energy, Inc.
5.625%, 1/15/16	240,000	269,801
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	18,079
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	26,842
Public Service Electric & Gas Co.
5.375%, 9/1/13	92,000	93,931
5.300%, 5/1/18	154,000	181,647
Southern California Edison Co.
5.750%, 3/15/14	184,000	192,762
Southern Co.
4.150%, 5/15/14	23,000	23,852
Tampa Electric Co.
6.100%, 5/15/18	31,000	38,216
Union Electric Co.
6.700%, 2/1/19	127,000	159,652
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	253,684
Series A
5.000%, 6/30/19	61,000	72,826
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	35,475
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	36,785

		7,090,379

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	70,661
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	185,282
4.500%, 1/15/21	79,000	89,650
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	179,764

		525,357

Independent Power Producers & Energy Traders (0.1%)
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	180,201
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	248,957
6.500%, 5/1/18	31,000	36,756
PSEG Power LLC
2.500%, 4/15/13	23,000	23,017
5.125%, 4/15/20	25,000	28,591
Tennessee Valley Authority
5.500%, 7/18/17	184,000	220,880

		738,402

Multi-Utilities (0.4%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	32,344
Avista Corp.
5.125%, 4/1/22	35,000	42,049
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	307,000	397,036
Consumers Energy Co.
6.700%, 9/15/19	154,000	198,543
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	97,607
DTE Energy Co.
7.625%, 5/15/14	23,000	24,741
6.350%, 6/1/16	92,000	105,856
National Grid plc
6.300%, 8/1/16	154,000	178,401
NiSource Finance Corp.
6.400%, 3/15/18	745,000	894,061
5.450%, 9/15/20	31,000	36,472
6.125%, 3/1/22	31,000	37,161
NSTAR LLC
4.500%, 11/15/19	31,000	35,410
Sempra Energy
6.500%, 6/1/16	181,000	210,714

		2,290,395

Total Utilities		10,644,533

Total Corporate Bonds		187,253,635

Government Securities (59.6%)
Foreign Governments (2.5%)
Canadian Government Bond
2.375% 9/10/14	215,000	221,375
Export Development Canada
3.500% 5/16/13	2,984,000	2,996,035
Export-Import Bank of Korea
8.125% 1/21/14	2,756,000	2,910,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Federative Republic of Brazil
10.250% 6/17/13	$307,000	$313,071
6.000% 1/17/17	2,355,000	2,740,310
8.000% 1/15/18	213,333	249,067
8.875% 10/14/19	246,000	344,134
Japan Finance Corp.
4.250% 6/18/13	184,000	185,484
Province of British Columbia
2.850% 6/15/15	46,000	48,401
Province of Nova Scotia
5.125% 1/26/17	92,000	106,264
Province of Ontario
4.100% 6/16/14	307,000	320,625
4.950% 11/28/16	184,000	211,114
4.000% 10/7/19	123,000	140,584
Province of Quebec
4.875% 5/5/14	184,000	192,974
4.625% 5/14/18	184,000	214,742
Republic of Italy
4.375% 6/15/13	307,000	308,861
5.250% 9/20/16	399,000	429,627
Republic of Korea
5.750% 4/16/14	154,000	161,854
7.125% 4/16/19	154,000	199,245
Republic of Panama
5.200% 1/30/20	462,000	537,821
Republic of Peru
8.375% 5/3/16	230,000	279,379
7.125% 3/30/19	77,000	98,560
Republic of Poland
5.000% 10/19/15	307,000	336,447
6.375% 7/15/19	43,000	52,420
Republic of South Africa
5.875% 5/30/22	215,000	252,625
State of Israel
5.125% 3/1/14	31,000	32,205
5.125% 3/26/19	138,000	160,301
Svensk Exportkredit AB
5.125% 3/1/17	92,000	106,484
United Mexican States
5.875% 2/17/14	230,000	239,775
5.625% 1/15/17	338,000	389,249
5.950% 3/19/19	307,000	371,183

		15,151,103

Municipal Bonds (0.5%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	18,000	20,776
Board of Regents of the University of Texas System , Revenue Bonds, Series 2010C
4.794% 8/15/46	55,000	63,307
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	61,000	75,943
City & County of Denver, General Obligation Bonds, Series 2010A
5.650% 8/1/30	31,000	37,469
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000% 11/1/40	123,000	153,406
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	38,000	44,075
6.395% 1/1/40	21,000	27,171
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	11,000	14,721
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	38,000	49,028
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	92,000	114,083
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	46,000	53,486
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456% 12/1/39	77,000	95,021
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	61,000	70,306
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	31,000	42,441
6.750% 8/1/49	61,000	86,049
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755% 7/1/29	31,000	37,398
5.750% 7/1/34	77,000	94,213
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010A-2
6.731% 7/1/43	46,000	57,832
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	31,000	41,148
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	38,000	44,927
7.055% 4/1/57	61,000	69,014
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192% 8/1/40	45,000	52,430
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668% 11/15/39	23,000	29,916
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548% 11/15/31	31,000	39,421
6.648% 11/15/39	31,000	39,901
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462% 10/1/46	89,000	113,073
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561% 12/15/40	31,000	41,146
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718% 1/1/49	88,000	119,531
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	61,000	69,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	$69,000	$82,599
5.561% 12/1/49	92,000	111,121
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	31,000	39,733
6.918% 4/1/40	31,000	42,282
7.043% 4/1/50	61,000	87,577
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263% 4/1/49	92,000	125,609
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350% 11/1/39	61,000	85,127
State of Georgia, General Obligation Bonds, Series 2009H
4.503% 11/1/25	31,000	36,237
State of Illinois, General Obligation Bonds, Series 2010
4.071% 1/1/14	31,000	31,671
4.421% 1/1/15	31,000	32,569
State of New Jersey Economic Development Authority, Pension Funding Bonds, Revenue Bonds, Series 1997A
7.425% 2/15/29	138,000	179,506
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500% 3/15/30	31,000	37,532
5.600% 3/15/40	31,000	38,529
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	18,000	22,081
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481% 8/1/39	61,000	75,662
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090% 8/1/33	31,000	37,066
5.140% 8/1/40	31,000	38,005

		2,899,997

Supranational (1.3%)
Asian Development Bank
4.250% 10/20/14	759,000	805,116
5.500% 6/27/16	307,000	356,004
Corp. Andina de Fomento
5.750% 1/12/17	154,000	175,889
8.125% 6/4/19	46,000	59,755
European Investment Bank
3.250% 5/15/13	307,000	308,062
4.250% 7/15/13	971,000	981,814
3.000% 4/8/14	307,000	315,072
3.125% 6/4/14	154,000	158,845
2.875% 1/15/15	307,000	319,841
4.875% 1/17/17	1,379,000	1,587,056
5.125% 5/30/17	399,000	467,338
Inter-American Development Bank
5.125% 9/13/16	107,000	123,523
3.875% 2/14/20	307,000	356,967
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,087,819
International Finance Corp.
3.000% 4/22/14	787,000	809,359
Nordic Investment Bank
3.625% 6/17/13	184,000	185,265

		8,097,725

U.S. Government Agencies (28.0%)
Federal Farm Credit Bank
1.125% 2/27/14	3,975,000	4,006,684
2.625% 4/17/14	307,000	314,552
Federal Home Loan Bank
5.375% 6/14/13	3,075,000	3,108,816
1.875% 6/21/13	5,424,000	5,445,285
5.125% 8/14/13	399,000	406,446
4.000% 9/6/13	10,936,000	11,118,307
0.375% 11/27/13	6,515,000	6,521,397
0.375% 1/29/14	15,520,000	15,536,444
5.250% 6/18/14	1,228,000	1,303,142
5.500% 8/13/14	4,379,000	4,691,599
4.750% 12/16/16	154,000	177,673
4.875% 5/17/17	461,000	540,238
5.000% 11/17/17	614,000	731,493
5.500% 7/15/36	92,000	123,496
Federal Home Loan Mortgage Corp.
1.625% 4/15/13	22,315,000	22,330,487
3.500% 5/29/13	4,210,000	4,234,074
4.500% 7/15/13	4,430,000	4,486,883
0.375% 10/30/13	8,260,000	8,267,935
4.500% 1/15/14	1,536,000	1,588,052
2.500% 4/23/14	4,952,000	5,069,600
5.000% 7/15/14	614,000	651,756
2.875% 2/9/15	230,000	241,077
0.500% 4/17/15	4,830,000	4,844,582
1.750% 9/10/15	4,700,000	4,854,630
4.750% 11/17/15	921,000	1,025,459
5.500% 7/18/16	307,000	357,013
5.000% 4/18/17	123,000	144,131
Federal National Mortgage Association
1.750% 5/7/13	5,280,000	5,289,126
0.500% 8/9/13	11,655,000	11,669,478
1.250% 8/20/13	4,550,000	4,569,179
1.125% 9/30/13	921,000	925,430
1.125% 10/8/13	61,000	61,284
1.000% 10/15/13	61,000	61,259
2.750% 2/5/14	921,000	940,603
1.350% 2/24/14	61,000	61,589
2.750% 3/13/14	5,545,000	5,676,682
3.000% 9/16/14	307,000	319,172
2.625% 11/20/14	230,000	238,697
0.500% 5/27/15	9,675,000	9,709,566
2.150% 8/4/15	31,000	32,266
1.875% 10/15/15	61,000	63,203
4.375% 10/15/15	921,000	1,013,275
2.375% 4/11/16	14,705,000	15,530,737
5.000% 2/13/17	307,000	357,848
5.000% 5/11/17	491,000	576,455

		169,217,100

U.S. Treasuries (27.3%)
U.S. Treasury Bonds
11.250% 2/15/15	522,000	629,217
U.S. Treasury Notes
0.625% 4/30/13	31,050,000	31,062,128
0.375% 6/30/13	28,950,000	28,970,355
0.250% 11/30/13	19,985,000	19,998,272
1.250% 2/15/14	2,860,000	2,887,148
4.000% 2/15/14	2,575,000	2,661,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.250% 2/28/14	$3,020,000	$3,022,477
0.375% 11/15/14	19,890,000	19,937,686
0.250% 12/15/14	20,915,000	20,923,375
0.250% 1/31/15	2,995,000	2,995,702
0.250% 2/15/15	10,595,000	10,594,689
4.000% 2/15/15	10,458,000	11,190,009
2.500% 3/31/15	9,575,000	10,003,818

		164,876,179

Total Government Securities		360,242,104

Total Long-Term Debt Securities (90.6%) (Cost $531,086,760)		547,495,739

Total Investments (90.6%) (Cost $531,086,760)		547,495,739
Other Assets Less Liabilities (9.4%)		56,691,908

Net Assets (100%)		$604,187,647

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $1,344,207 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Sales
10 Year U.S. Treasury Notes	353	June-13	$46,197,344	$46,590,484	$(393,140)
2 Year U.S. Treasury Notes	251	June-13	55,325,933	55,333,734	(7,801)
5 Year U.S. Treasury Notes	450	June-13	55,735,963	55,824,610	(88,647)

					$(489,588)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$12,086,909	$—	$12,086,909
Consumer Staples	—	13,467,267	—	13,467,267
Energy	—	17,346,990	—	17,346,990
Financials	—	80,606,607	—	80,606,607
Health Care	—	15,008,014	—	15,008,014
Industrials	—	10,297,773	—	10,297,773
Information Technology	—	10,275,096	—	10,275,096
Materials	—	9,043,661	—	9,043,661
Telecommunication Services	—	8,476,785	—	8,476,785
Utilities	—	10,644,533	—	10,644,533
Government Securities
Foreign Governments	—	15,151,103	—	15,151,103
Municipal Bonds	—	2,899,997	—	2,899,997
Supranational	—	8,097,725	—	8,097,725
U.S. Government Agencies	—	169,217,100	—	169,217,100
U.S. Treasuries	—	164,876,179	—	164,876,179

Total Assets	$—	$547,495,739	$—	$547,495,739

Liabilities:
Futures	$(489,588)	$—	$—	$(489,588)

Total Liabilities	$(489,588)	$—	$—	$(489,588)

Total	$(489,588)	$547,495,739	$—	$547,006,151

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$77,156,579
Long-term U.S. government debt securities	19,896,507

$97,053,086

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,467,906
Long-term U.S. government debt securities	28,830,000

$50,297,906

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,633,999
Aggregate gross unrealized depreciation	(225,020)

Net unrealized appreciation	$16,408,979

Federal income tax cost of investments	$531,086,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$642,915
Cooper Tire & Rubber Co.	48,500	1,244,510
Dana Holding Corp.	115,600	2,061,148
Dorman Products, Inc.	19,000	706,990
Drew Industries, Inc.	18,900	686,259
Exide Technologies, Inc.*	48,800	131,760
Federal-Mogul Corp.*	22,600	136,278
Fuel Systems Solutions, Inc.*	13,000	214,110
Gentherm, Inc.*	19,800	324,324
Modine Manufacturing Co.*	30,000	273,000
Shiloh Industries, Inc.	18,700	201,399
Spartan Motors, Inc.	1,400	7,434
Standard Motor Products, Inc.	18,800	521,136
Stoneridge, Inc.*	20,700	157,941
Superior Industries International, Inc.	16,600	310,088
Tenneco, Inc.*	46,300	1,820,053
Tower International, Inc.*	14,300	200,200

		9,639,545

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	334,368

Distributors (0.9%)
Core-Mark Holding Co., Inc.	6,900	354,039
LKQ Corp.*	712,974	15,514,314
Pool Corp.	36,300	1,742,400
VOXX International Corp.*	23,400	250,614
Weyco Group, Inc.	7,100	174,021

		18,035,388

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	12,150	423,914
Ascent Capital Group, Inc., Class A*	9,400	699,736
Bridgepoint Education, Inc.*	3,900	39,897
Bright Horizons Family Solutions, Inc.*	9,120	308,165
Capella Education Co.*	11,050	344,097
Career Education Corp.*	13,200	31,284
Coinstar, Inc.*	21,050	1,229,741
Corinthian Colleges, Inc.*	47,700	100,170
Education Management Corp.*	42,400	155,608
Grand Canyon Education, Inc.*	31,041	788,131
Hillenbrand, Inc.	45,000	1,137,600
K12, Inc.*	327,220	7,889,274
Lincoln Educational Services Corp.	25,100	147,086
Mac-Gray Corp.	11,500	147,200
Matthews International Corp., Class A	21,900	764,091
National American University Holdings, Inc.	22,300	86,970
Regis Corp.	44,310	805,999
Sotheby’s, Inc.	52,700	1,971,507
Steiner Leisure Ltd.*	10,300	498,108
Stewart Enterprises, Inc., Class A	54,300	504,447
Strayer Education, Inc.	8,800	425,744
Universal Technical Institute, Inc.	13,100	165,453

		18,664,222

Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*	19,000	690,270
Ameristar Casinos, Inc.	23,100	605,913
Biglari Holdings, Inc.*	870	324,675
BJ’s Restaurants, Inc.*	18,100	602,368
Bloomin’ Brands, Inc.*	4,000	71,480
Bluegreen Corp.*	2,200	21,648
Bob Evans Farms, Inc.	27,200	1,159,264
Boyd Gaming Corp.*	39,200	324,184
Bravo Brio Restaurant Group, Inc.*	10,500	166,215
Buffalo Wild Wings, Inc.*	14,400	1,260,432
Caesars Entertainment Corp.*	24,640	390,791
Carrols Restaurant Group, Inc.*	32,600	169,194
CEC Entertainment, Inc.	15,400	504,350
Cheesecake Factory, Inc.	40,500	1,563,705
Churchill Downs, Inc.	9,500	665,380
Chuy’s Holdings, Inc.*	700	22,806
Cracker Barrel Old Country Store, Inc.	15,500	1,253,175
Del Frisco’s Restaurant Group, Inc.*	900	14,940
Denny’s Corp.*	84,812	489,365
DineEquity, Inc.	11,300	777,327
Domino’s Pizza, Inc.	44,300	2,278,792
Einstein Noah Restaurant Group, Inc.	16,700	247,661
Fiesta Restaurant Group, Inc.*	22,900	608,453
Ignite Restaurant Group, Inc.*	11,000	161,480
International Speedway Corp., Class A	21,100	689,548
Interval Leisure Group, Inc.	26,500	576,110
Isle of Capri Casinos, Inc.*	37,900	238,391
Jack in the Box, Inc.*	38,700	1,338,633
Jamba, Inc.*	17,400	49,590
Krispy Kreme Doughnuts, Inc.*	54,300	784,092
Life Time Fitness, Inc.*	33,600	1,437,408
Luby’s, Inc.*	400	2,992
Marcus Corp.	17,400	217,326
Marriott Vacations Worldwide Corp.*	20,700	888,237
Monarch Casino & Resort, Inc.*	17,200	167,356
Morgans Hotel Group Co.*	28,000	165,760
Multimedia Games Holding Co., Inc.*	20,300	423,661
Norwegian Cruise Line Holdings Ltd.*	448,382	13,294,526
Orient-Express Hotels Ltd., Class A*	942,612	9,294,154
Panera Bread Co., Class A*	87,340	14,432,062
Papa John’s International, Inc.*	12,033	743,880
Pinnacle Entertainment, Inc.*	39,600	578,952
Red Robin Gourmet Burgers, Inc.*	9,600	437,760
Ruby Tuesday, Inc.*	43,700	322,069
Ruth’s Hospitality Group, Inc.*	6,600	62,964
Scientific Games Corp., Class A*	41,600	364,000
SHFL Entertainment, Inc.*	40,700	674,399
Six Flags Entertainment Corp.	29,883	2,165,920
Sonic Corp.*	37,500	483,000
Speedway Motorsports, Inc.	9,900	178,101
Texas Roadhouse, Inc.	58,300	1,177,077
Town Sports International Holdings, Inc.	23,500	222,310
Vail Resorts, Inc.	26,100	1,626,552
WMS Industries, Inc.*	42,800	1,078,988

		68,489,686

Household Durables (0.5%)
American Greetings Corp., Class A	26,400	425,040
Beazer Homes USA, Inc.*	19,120	302,861
Cavco Industries, Inc.*	3,000	142,710
CSS Industries, Inc.	600	15,582
Ethan Allen Interiors, Inc.	14,900	490,508
Helen of Troy Ltd.*	23,700	909,132
Hovnanian Enterprises, Inc., Class A*	116,600	672,782
iRobot Corp.*	21,319	547,045
KB Home	55,200	1,201,704
La-Z-Boy, Inc.	36,000	679,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Libbey, Inc.*	13,700	$264,821
Lifetime Brands, Inc.	12,200	139,202
M.D.C. Holdings, Inc.	26,900	985,885
M/I Homes, Inc.*	17,100	418,095
Meritage Homes Corp.*	23,900	1,119,954
NACCO Industries, Inc., Class A	3,900	208,104
Ryland Group, Inc.	31,600	1,315,192
Standard Pacific Corp.*	77,100	666,144
Universal Electronics, Inc.*	10,000	232,500

		10,736,581

Internet & Catalog Retail (0.9%)
1-800-FLOWERS.COM, Inc., Class A*	34,100	169,477
Blue Nile, Inc.*	12,100	416,845
Geeknet, Inc.*	400	5,908
HSN, Inc.	30,100	1,651,286
Kayak Software Corp.*	5,200	207,792
Netflix, Inc.*	41,520	7,864,303
Nutrisystem, Inc.	17,100	145,008
Orbitz Worldwide, Inc.*	66,101	377,437
Overstock.com, Inc.*	17,500	215,600
PetMed Express, Inc.	16,900	226,713
Shutterfly, Inc.*	135,517	5,985,786
U.S. Auto Parts Network, Inc.*	28,800	34,560
Vitacost.com, Inc.*	1,100	7,953

		17,308,668

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	8,600	375,820
Black Diamond, Inc.*	2,900	26,419
Brunswick Corp.	69,900	2,391,978
Callaway Golf Co.	47,000	311,140
JAKKS Pacific, Inc.	17,400	182,526
Johnson Outdoors, Inc., Class A*	200	4,768
LeapFrog Enterprises, Inc.*	38,800	332,128
Marine Products Corp.	29,000	213,440
Smith & Wesson Holding Corp.*	43,300	389,700
Steinway Musical Instruments, Inc.*	10,500	252,210
Sturm Ruger & Co., Inc.	12,800	649,344

		5,129,473

Media (1.6%)
Arbitron, Inc.	17,800	834,286
Belo Corp., Class A	57,600	566,208
Central European Media Enterprises Ltd., Class A*	29,900	126,178
Crown Media Holdings, Inc., Class A*	193,500	396,675
Cumulus Media, Inc., Class A*	66,700	224,779
Digital Generation, Inc.*	28,100	180,683
Entercom Communications Corp., Class A*	21,400	159,216
Entravision Communications Corp., Class A	66,300	211,497
EW Scripps Co., Class A*	25,000	300,750
Global Sources Ltd.*	25,900	195,804
Harte-Hanks, Inc.	26,600	207,214
Journal Communications, Inc., Class A*	41,500	278,880
LIN TV Corp., Class A*	3,600	39,564
Lions Gate Entertainment Corp.*	66,000	1,568,820
Live Nation Entertainment, Inc.*	101,925	1,260,812
Martha Stewart Living Omnimedia, Inc., Class A*	38,100	100,584
McClatchy Co., Class A*	54,600	158,340
MDC Partners, Inc., Class A	20,100	325,017
Meredith Corp.	26,100	998,586
National CineMedia, Inc.	721,879	11,391,251
New York Times Co., Class A*	98,400	964,320
Nexstar Broadcasting Group, Inc., Class A	27,400	493,200
Pandora Media, Inc.*	595,610	8,433,838
Rentrak Corp.*	9,300	204,414
Saga Communications, Inc., Class A	133	6,152
Scholastic Corp.	19,500	519,675
Sinclair Broadcast Group, Inc., Class A	32,800	663,872
Valassis Communications, Inc.	34,500	1,030,515
Value Line, Inc.	5,700	53,694
World Wrestling Entertainment, Inc., Class A	40,700	358,974

		32,253,798

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	29,100	378,300
Fred’s, Inc., Class A	25,800	352,944
Gordmans Stores, Inc.*	13,600	159,256
Saks, Inc.*	91,800	1,052,946
Tuesday Morning Corp.*	41,500	322,040

		2,265,486

Specialty Retail (6.1%)
Aeropostale, Inc.*	57,900	787,440
America’s Car-Mart, Inc.*	7,300	341,202
ANN, Inc.*	39,200	1,137,584
Asbury Automotive Group, Inc.*	26,300	964,947
Barnes & Noble, Inc.*	24,600	404,670
bebe stores, Inc.	33,900	141,363
Big 5 Sporting Goods Corp.	12,150	189,662
Body Central Corp.*	15,300	143,820
Brown Shoe Co., Inc.	29,100	465,600
Buckle, Inc.	20,300	946,995
Cabela’s, Inc.*	36,300	2,206,314
CarMax, Inc.*	289,856	12,086,995
Cato Corp., Class A	17,800	429,692
Children’s Place Retail Stores, Inc.*	18,345	822,223
Citi Trends, Inc.*	11,300	115,599
Conn’s, Inc.*	15,400	552,860
Destination Maternity Corp.	15,000	351,000
Destination XL Group, Inc.*	54,800	278,932
Dick’s Sporting Goods, Inc.	257,990	12,202,927
Express, Inc.*	69,600	1,239,576
Finish Line, Inc., Class A	48,500	950,115
Five Below, Inc.*	236,951	8,978,073
Francesca’s Holdings Corp.*	565,062	16,194,677
Genesco, Inc.*	19,000	1,141,710
Group 1 Automotive, Inc.	16,800	1,009,176
Haverty Furniture Cos., Inc.	11,100	228,216
hhgregg, Inc.*	16,900	186,745
Hibbett Sports, Inc.*	19,248	1,083,085
Hot Topic, Inc.	28,800	399,744
Jos. A. Bank Clothiers, Inc.*	19,800	790,020
Kirkland’s, Inc.*	3,400	38,964
Lithia Motors, Inc., Class A	17,900	849,892
Lumber Liquidators Holdings, Inc.*	245,050	17,207,411
MarineMax, Inc.*	25,600	347,904
Mattress Firm Holding Corp.*	5,900	203,786
Men’s Wearhouse, Inc.	44,300	1,480,506
Monro Muffler Brake, Inc.	24,050	955,026
New York & Co., Inc.*	8,100	33,129
Office Depot, Inc.*	199,200	782,856
OfficeMax, Inc.	58,000	673,380
Penske Automotive Group, Inc.	33,600	1,120,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PEP Boys-Manny, Moe & Jack*	31,700	$373,743
Pier 1 Imports, Inc.	69,800	1,605,400
RadioShack Corp.	77,300	259,728
Rent-A-Center, Inc.	44,000	1,625,360
rue21, Inc.*	9,400	276,266
Select Comfort Corp.*	44,400	877,788
Shoe Carnival, Inc.	12,750	260,610
Sonic Automotive, Inc., Class A	27,100	600,536
Stage Stores, Inc.	26,700	690,996
Stein Mart, Inc.	18,600	155,868
Systemax, Inc.	24,490	242,451
Tilly’s, Inc., Class A*	17,000	216,240
Tractor Supply Co.	111,725	11,633,924
Ulta Salon Cosmetics & Fragrance, Inc.*	46,710	3,791,451
Vitamin Shoppe, Inc.*	201,746	9,855,292
West Marine, Inc.*	16,600	189,738
Wet Seal, Inc., Class A*	61,100	184,522
Winmark Corp.	1,427	89,887
Zumiez, Inc.*	16,356	374,552

		123,769,064

Textiles, Apparel & Luxury Goods (0.8%)
Cherokee, Inc.	10,600	145,220
Columbia Sportswear Co.	8,000	463,040
Crocs, Inc.*	69,200	1,025,544
Fifth & Pacific Cos., Inc.*	84,600	1,597,248
G-III Apparel Group Ltd.*	9,900	397,089
Iconix Brand Group, Inc.*	52,300	1,353,001
Jones Group, Inc.	57,200	727,584
K-Swiss, Inc., Class A*	20,300	96,222
Maidenform Brands, Inc.*	16,800	294,504
Movado Group, Inc.	11,400	382,128
Oxford Industries, Inc.	10,900	578,790
Perry Ellis International, Inc.	10,100	183,719
Quiksilver, Inc.*	97,100	589,397
R.G. Barry Corp.	200	2,678
Skechers U.S.A., Inc., Class A*	29,400	621,810
Steven Madden Ltd.*	30,575	1,319,005
True Religion Apparel, Inc.	18,500	483,035
Tumi Holdings, Inc.*	150,574	3,153,020
Unifi, Inc.*	1,600	30,560
Vera Bradley, Inc.*	14,249	336,704
Wolverine World Wide, Inc.	38,000	1,686,060

		15,466,358

Total Consumer Discretionary		322,092,637

Consumer Staples (2.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	973,804
Central European Distribution Corp.*	43,600	14,606
Coca-Cola Bottling Co. Consolidated	2,700	162,864
Craft Brew Alliance, Inc.*	700	5,208
National Beverage Corp.	12,400	174,220

		1,330,702

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	631,536
Arden Group, Inc., Class A	3,222	325,712
Casey’s General Stores, Inc.	28,650	1,670,295
Chefs’ Warehouse, Inc.*	13,200	243,804
Harris Teeter Supermarkets, Inc.	35,300	1,507,663
Ingles Markets, Inc., Class A	7,900	169,692
Nash Finch Co.	8,600	168,388
Natural Grocers by Vitamin Cottage, Inc.*	700	15,785
Pantry, Inc.*	13,100	163,357
Pricesmart, Inc.	12,700	988,441
Rite Aid Corp.*	423,500	804,650
Roundy’s, Inc.	22,600	148,482
Spartan Stores, Inc.	10,000	175,500
SUPERVALU, Inc.	165,100	832,104
Susser Holdings Corp.*	9,800	500,878
United Natural Foods, Inc.*	36,500	1,795,800
Village Super Market, Inc., Class A	6,700	225,723
Weis Markets, Inc.	7,400	301,180

		10,668,990

Food Products (1.6%)
Alico, Inc.	8,900	411,625
Annie’s, Inc.*	7,500	286,950
B&G Foods, Inc.	36,100	1,100,689
Boulder Brands, Inc.*	42,200	378,956
Calavo Growers, Inc.	5,200	149,656
Cal-Maine Foods, Inc.	9,100	387,296
Chiquita Brands International, Inc.*	52,300	405,848
Darling International, Inc.*	92,100	1,654,116
Diamond Foods, Inc.*	11,700	197,262
Dole Food Co., Inc.*	28,677	312,579
Farmer Bros Co.*	8,032	118,070
Fresh Del Monte Produce, Inc.	24,600	663,708
Green Mountain Coffee Roasters, Inc.*	284,390	16,141,977
Hain Celestial Group, Inc.*	27,243	1,664,003
Inventure Foods, Inc.*	100	778
J&J Snack Foods Corp.	11,500	884,235
John B. Sanfilippo & Son, Inc.	15,600	311,688
Lancaster Colony Corp.	13,000	1,001,000
Lifeway Foods, Inc.	400	5,560
Limoneira Co.	7,100	137,172
Omega Protein Corp.*	3,600	38,700
Pilgrim’s Pride Corp.*	66,800	613,892
Post Holdings, Inc.*	21,500	922,995
Sanderson Farms, Inc.	16,000	873,920
Seaboard Corp.	200	559,998
Seneca Foods Corp., Class A*	5,400	178,308
Snyders-Lance, Inc.	33,900	856,314
Tootsie Roll Industries, Inc.	17,033	509,460
TreeHouse Foods, Inc.*	29,600	1,928,440

		32,695,195

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	286,056
Harbinger Group, Inc.*	45,200	373,352
Oil-Dri Corp. of America	200	5,446
Orchids Paper Products Co.	100	2,333
Spectrum Brands Holdings, Inc.	17,900	1,012,961
WD-40 Co.	10,700	586,039

		2,266,187

Personal Products (0.2%)
Elizabeth Arden, Inc.*	17,700	712,425
Inter Parfums, Inc.	10,500	256,515
Medifast, Inc.*	16,200	371,304
Nature’s Sunshine Products, Inc.	16,100	245,364
Nutraceutical International Corp.	14,100	244,635
Prestige Brands Holdings, Inc.*	36,100	927,409
Revlon, Inc., Class A*	16,100	359,996
Star Scientific, Inc.*	113,300	188,078
Synutra International, Inc.*	28,093	132,037

		3,437,763

Tobacco (0.1%)
Alliance One International, Inc.*	82,800	322,092
Universal Corp.	17,400	975,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd.	43,210	$696,545

		1,993,733

Total Consumer Staples		52,392,570

Energy (6.1%)
Energy Equipment & Services (2.6%)
Basic Energy Services, Inc.*	19,500	266,565
Bolt Technology Corp.	200	3,492
Bristow Group, Inc.	25,801	1,701,318
C&J Energy Services, Inc.*	34,700	794,630
Cal Dive International, Inc.*	39,700	71,460
Dawson Geophysical Co.*	6,400	192,000
Dril-Quip, Inc.*	107,125	9,338,087
Exterran Holdings, Inc.*	45,900	1,239,300
Forbes Energy Services Ltd.*	1,200	4,416
Forum Energy Technologies, Inc.*	17,300	497,548
Geospace Technologies Corp.*	9,700	1,046,824
Global Geophysical Services, Inc.*	19,800	48,510
Gulf Island Fabrication, Inc.	7,700	162,162
Gulfmark Offshore, Inc., Class A	20,900	814,264
Heckmann Corp.*	104,100	446,589
Helix Energy Solutions Group, Inc.*	75,800	1,734,304
Hercules Offshore, Inc.*	123,200	914,144
Hornbeck Offshore Services, Inc.*	27,500	1,277,650
ION Geophysical Corp.*	94,900	646,269
Key Energy Services, Inc.*	117,400	948,592
Lufkin Industries, Inc.	24,200	1,606,638
Matrix Service Co.*	14,500	216,050
Mitcham Industries, Inc.*	2,200	37,224
Natural Gas Services Group, Inc.*	10,400	200,304
Newpark Resources, Inc.*	56,300	522,464
Oceaneering International, Inc.	198,710	13,196,331
Oil States International, Inc.*	140,332	11,446,881
Parker Drilling Co.*	77,700	332,556
PHI, Inc. (Non-Voting)*	10,200	348,942
Pioneer Energy Services Corp.*	38,100	314,325
RigNet, Inc.*	16,400	409,016
Tesco Corp.*	22,900	306,631
TETRA Technologies, Inc.*	50,400	517,104
TGC Industries, Inc.	700	6,930
Vantage Drilling Co.*	101,500	177,625
Willbros Group, Inc.*	30,700	301,474

		52,088,619

Oil, Gas & Consumable Fuels (3.5%)
Abraxas Petroleum Corp.*	68,300	157,773
Adams Resources & Energy, Inc.	100	5,100
Alon USA Energy, Inc.	600	11,430
Amyris, Inc.*	31,000	95,480
Apco Oil and Gas International, Inc.	6,691	82,968
Approach Resources, Inc.*	22,500	553,725
Arch Coal, Inc.	165,100	896,493
Berry Petroleum Co., Class A	44,500	2,059,905
Bill Barrett Corp.*	33,000	668,910
Bonanza Creek Energy, Inc.*	12,700	491,109
BPZ Resources, Inc.*	91,100	206,797
Callon Petroleum Co.*	45,800	169,460
Carrizo Oil & Gas, Inc.*	30,800	793,716
Ceres, Inc.*	600	2,088
Clayton Williams Energy, Inc.*	4,900	214,277
Clean Energy Fuels Corp.*	51,400	668,200
Cloud Peak Energy, Inc.*	43,706	820,799
Comstock Resources, Inc.*	34,200	555,750
Contango Oil & Gas Co.	9,907	397,172
Crimson Exploration, Inc.*	5,300	15,158
Crosstex Energy, Inc.	42,000	808,920
CVR Energy, Inc.	12,700	655,574
Delek U.S. Holdings, Inc.	16,700	658,982
Diamondback Energy, Inc.*	12,300	330,132
Emerald Oil, Inc.*	1,900	13,376
Endeavour International Corp.*	32,700	96,465
Energy XXI Bermuda Ltd.	59,801	1,627,783
EPL Oil & Gas, Inc.*	18,500	495,985
Evolution Petroleum Corp.*	35,500	360,325
Forest Oil Corp.*	91,600	481,816
Frontline Ltd.*	15,900	37,206
FX Energy, Inc.*	49,000	164,640
GasLog Ltd.	25,200	324,072
Gastar Exploration Ltd.*	52,900	93,104
Gevo, Inc.*	14,500	32,480
Goodrich Petroleum Corp.*	30,700	480,455
Green Plains Renewable Energy, Inc.*	13,500	154,440
Gulfport Energy Corp.*	57,500	2,635,225
Halcon Resources Corp.*	86,678	675,222
Hallador Energy Co.	16,000	110,400
Harvest Natural Resources, Inc.*	35,500	124,605
Isramco, Inc.*	350	34,699
KiOR, Inc., Class A*	69,100	321,315
Knightsbridge Tankers Ltd.	14,200	116,440
Kodiak Oil & Gas Corp.*	204,700	1,860,723
Laredo Petroleum Holdings, Inc.*	479,841	8,776,292
Magnum Hunter Resources Corp.*	114,600	459,546
Matador Resources Co.*	26,700	236,562
McMoRan Exploration Co.*	78,800	1,288,380
Midstates Petroleum Co., Inc.*	50,600	432,630
Miller Energy Resources, Inc.*	45,900	170,289
Nordic American Tankers Ltd.	41,200	475,860
Northern Oil and Gas, Inc.*	45,300	651,414
Oasis Petroleum, Inc.*	362,860	13,814,080
Panhandle Oil and Gas, Inc., Class A	5,900	169,035
PDC Energy, Inc.*	23,300	1,154,981
Penn Virginia Corp.	35,800	144,632
PetroQuest Energy, Inc.*	42,200	187,368
Quicksilver Resources, Inc.*	91,300	205,425
Renewable Energy Group, Inc.*	1,100	8,459
Rentech, Inc.	190,700	448,145
Resolute Energy Corp.*	33,100	380,981
REX American Resources Corp.*	900	19,908
Rex Energy Corp.*	27,200	448,256
Rosetta Resources, Inc.*	40,600	1,931,748
Sanchez Energy Corp.*	24,500	488,040
Saratoga Resources, Inc.*	400	1,064
Scorpio Tankers, Inc.*	59,800	533,416
SemGroup Corp., Class A*	29,800	1,541,256
Ship Finance International Ltd.	37,200	656,208
SM Energy Co.	145,911	8,640,849
Solazyme, Inc.*	20,100	156,981
Stone Energy Corp.*	38,500	837,375
Swift Energy Co.*	29,100	430,971
Synergy Resources Corp.*	2,000	13,720
Targa Resources Corp.	22,594	1,535,488
Teekay Tankers Ltd., Class A	57,100	162,735
Triangle Petroleum Corp.*	42,600	281,160
Uranerz Energy Corp.*	97,100	123,317
Uranium Energy Corp.*	4,800	10,560
VAALCO Energy, Inc.*	45,000	341,550
W&T Offshore, Inc.	22,700	322,340
Warren Resources, Inc.*	63,400	203,514
Western Refining, Inc.	50,200	1,777,582
Westmoreland Coal Co.*	12,900	146,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ZaZa Energy Corp.*	67,500	$122,175

		71,291,530

Total Energy		123,380,149

Financials (16.0%)
Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	100,080	15,369,286
Apollo Investment Corp.	157,790	1,319,124
Arlington Asset Investment Corp., Class A	9,300	240,033
Artio Global Investors, Inc.	71,836	195,394
BGC Partners, Inc., Class A	76,540	318,406
BlackRock Kelso Capital Corp.	48,960	489,600
Calamos Asset Management, Inc., Class A	16,400	193,028
Capital Southwest Corp.	2,407	276,805
CIFC Corp.*	2,300	18,929
Cohen & Steers, Inc.	18,566	669,676
Cowen Group, Inc., Class A*	84,125	237,232
Diamond Hill Investment Group, Inc.	2,000	155,620
Duff & Phelps Corp., Class A	19,150	297,016
Evercore Partners, Inc., Class A	22,200	923,520
FBR & Co.*	11,850	224,320
Fidus Investment Corp.	1,400	26,810
Fifth Street Finance Corp.	79,950	881,049
Financial Engines, Inc.	36,000	1,303,920
FXCM, Inc., Class A	17,500	239,400
GAMCO Investors, Inc., Class A	5,230	277,765
GFI Group, Inc.	47,681	159,255
Gladstone Capital Corp.	29,900	275,080
Gladstone Investment Corp.	14,540	106,287
Golub Capital BDC, Inc.	13,700	226,187
Greenhill & Co., Inc.	22,600	1,206,388
GSV Capital Corp.*	23,600	194,936
Harris & Harris Group, Inc.*	25,820	92,952
Hercules Technology Growth Capital, Inc.	36,807	450,886
HFF, Inc., Class A	21,500	428,495
ICG Group, Inc.*	24,900	310,752
INTL FCStone, Inc.*	11,900	207,179
Investment Technology Group, Inc.*	33,500	369,840
JMP Group, Inc.	10,100	69,791
Knight Capital Group, Inc., Class A*	140,444	522,452
Ladenburg Thalmann Financial Services, Inc.*	128,200	212,812
Lazard Ltd., Class A	386,750	13,199,777
Main Street Capital Corp.	19,030	610,673
Manning & Napier, Inc.	21,700	358,918
MCG Capital Corp.	49,270	235,511
Medallion Financial Corp.	20,994	277,541
Medley Capital Corp.	21,200	336,020
MVC Capital, Inc.	13,800	177,054
NGP Capital Resources Co.	29,800	211,878
Oppenheimer Holdings, Inc., Class A	200	3,894
PennantPark Investment Corp.	43,805	494,558
Piper Jaffray Cos., Inc.*	14,100	483,630
Prospect Capital Corp.	145,161	1,583,707
Pzena Investment Management, Inc., Class A	47,738	310,297
Safeguard Scientifics, Inc.*	13,930	220,094
Solar Capital Ltd.	33,700	791,613
Solar Senior Capital Ltd.	1,200	23,040
Stifel Financial Corp.*	338,670	11,741,689
SWS Group, Inc.*	28,340	171,457
TCP Capital Corp.	15,654	249,838
THL Credit, Inc.	14,900	223,202
TICC Capital Corp.	22,410	222,755
Triangle Capital Corp.	19,400	543,006
Virtus Investment Partners, Inc.*	3,795	706,933
Walter Investment Management Corp.*	27,340	1,018,415
Westwood Holdings Group, Inc.	6,800	302,124
WisdomTree Investments, Inc.*	45,600	474,240

		63,462,089

Commercial Banks (5.4%)
1st Source Corp.	9,950	235,815
1st United Bancorp, Inc./Florida	24,700	159,562
Access National Corp.	100	1,640
American National Bankshares, Inc.	11,000	237,160
Ameris Bancorp*	23,600	338,660
Ames National Corp.	13,460	280,776
Arrow Financial Corp.	6,698	165,039
BancFirst Corp.	6,600	275,220
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	430,971
Bancorp, Inc./Delaware*	27,400	379,490
BancorpSouth, Inc.	71,100	1,158,930
Bank of Kentucky Financial Corp.	10,000	274,300
Bank of Marin Bancorp/California	6,790	272,211
Bank of the Ozarks, Inc.	19,960	885,226
Banner Corp.	14,900	474,267
BBCN Bancorp, Inc.	60,610	791,567
Boston Private Financial Holdings, Inc.	54,810	541,523
Bridge Bancorp, Inc.	5,700	122,607
Bridge Capital Holdings*	19,800	301,752
Bryn Mawr Bank Corp.	13,672	318,284
Camden National Corp.	4,950	163,746
Capital City Bank Group, Inc.*	14,200	175,370
Cardinal Financial Corp.	19,550	355,419
Cascade Bancorp*	28,500	192,660
Cathay General Bancorp	57,001	1,146,860
Center Bancorp, Inc.	500	6,215
Centerstate Banks, Inc.	32,300	277,134
Central Pacific Financial Corp.*	19,300	303,010
Chemical Financial Corp.	19,500	514,410
Citizens & Northern Corp.	11,900	232,050
Citizens Republic Bancorp, Inc.*	31,100	701,305
City Holding Co.	10,500	417,795
CNB Financial Corp./Pennsylvania	9,840	167,772
Columbia Banking System, Inc.	24,900	547,302
Community Bank System, Inc.	37,576	1,113,377
Community Trust Bancorp, Inc.	10,100	343,703
CVB Financial Corp.	63,600	716,772
Eagle Bancorp, Inc.*	16,300	356,807
Enterprise Bancorp, Inc./Massachusetts	100	1,695
Enterprise Financial Services Corp.	14,290	204,919
F.N.B. Corp./Pennsylvania	121,800	1,473,780
Financial Institutions, Inc.	17,200	343,312
First Bancorp, Inc./Maine	5,140	92,571
First Bancorp/North Carolina	16,400	221,236
First BanCorp/Puerto Rico*	69,800	434,854
First Busey Corp.	49,220	224,935
First California Financial Group, Inc.*	37,500	319,500
First Commonwealth Financial Corp.	101,100	754,206
First Community Bancshares, Inc./Virginia	20,800	329,680
First Connecticut Bancorp, Inc./Connecticut	19,400	285,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Bancorp	41,460	$665,433
First Financial Bankshares, Inc.	22,800	1,108,080
First Financial Corp./Indiana	8,300	261,367
First Interstate Bancsystem, Inc.	13,000	244,530
First Merchants Corp.	20,800	321,776
First Midwest Bancorp, Inc./Illinois	70,600	937,568
First of Long Island Corp.	10,300	305,395
First Republic Bank/California	178,837	6,906,685
FirstMerit Corp.	95,140	1,572,664
FNB United Corp.*	10,614	103,593
German American Bancorp, Inc.	9,900	227,799
Glacier Bancorp, Inc.	69,830	1,325,373
Great Southern Bancorp, Inc.	7,900	192,681
Guaranty Bancorp*	122,100	256,410
Hancock Holding Co.	62,890	1,944,559
Hanmi Financial Corp.*	21,138	338,208
Heartland Financial USA, Inc.	10,355	261,671
Heritage Commerce Corp.*	2,100	14,133
Heritage Financial Corp./Washington	18,540	268,830
Home BancShares, Inc./Arkansas	15,947	600,723
Hudson Valley Holding Corp.	9,980	148,802
IBERIABANK Corp.	240,882	12,048,918
Independent Bank Corp./Massachusetts	13,600	443,224
International Bancshares Corp.	38,400	798,720
Investors Bancorp, Inc.	32,200	604,716
Lakeland Bancorp, Inc.	25,324	249,441
Lakeland Financial Corp.	10,570	282,113
MainSource Financial Group, Inc.	23,700	332,748
MB Financial, Inc.	37,500	906,375
Mercantile Bank Corp.	100	1,671
Merchants Bancshares, Inc.	5,200	156,702
Metro Bancorp, Inc.*	20,050	331,627
MetroCorp Bancshares, Inc.*	26,600	268,394
MidWestOne Financial Group, Inc.	12,000	285,720
National Bankshares, Inc./Virginia	5,500	192,115
National Penn Bancshares, Inc.	94,900	1,014,481
NBT Bancorp, Inc.	37,495	830,514
Old National Bancorp/Indiana	78,880	1,084,600
OmniAmerican Bancorp, Inc.*	10,576	267,361
Oriental Financial Group, Inc.	33,400	518,034
Pacific Continental Corp.	16,200	180,954
PacWest Bancorp	29,800	867,478
Park National Corp.	8,850	617,642
Park Sterling Corp.*	6,300	35,532
Penns Woods Bancorp, Inc.	2,340	95,870
Peoples Bancorp, Inc./Ohio	14,400	322,416
Pinnacle Financial Partners, Inc.*	21,281	497,124
Preferred Bank/California*	100	1,578
PrivateBancorp, Inc.	43,518	822,925
Prosperity Bancshares, Inc.	40,250	1,907,448
Renasant Corp.	14,800	331,224
Republic Bancorp, Inc./Kentucky, Class A	10,400	235,456
S&T Bancorp, Inc.	19,961	370,077
Sandy Spring Bancorp, Inc.	15,910	319,791
SCBT Financial Corp.	12,600	635,040
Seacoast Banking Corp. of Florida*	5,000	10,450
Sierra Bancorp	6,200	81,530
Signature Bank/New York*	161,840	12,746,518
Simmons First National Corp., Class A	11,620	294,218
Southside Bancshares, Inc.	10,968	230,438
Southwest Bancorp, Inc./Oklahoma*	23,900	300,184
State Bank Financial Corp.	22,700	371,599
StellarOne Corp.	15,040	242,896
Sterling Bancorp/New York	18,900	192,024
Sterling Financial Corp./Washington	19,200	416,448
Suffolk Bancorp*	960	13,670
Sun Bancorp, Inc./New Jersey*	78,500	267,685
Susquehanna Bancshares, Inc.	146,151	1,816,657
SVB Financial Group*	162,670	11,539,810
SY Bancorp, Inc.	6,800	153,000
Taylor Capital Group, Inc.*	14,600	233,454
Texas Capital Bancshares, Inc.*	29,650	1,199,343
Tompkins Financial Corp.	6,651	281,204
TowneBank/Virginia	15,645	234,206
Trico Bancshares	16,200	277,020
Trustmark Corp.	56,520	1,413,565
UMB Financial Corp.	25,060	1,229,694
Umpqua Holdings Corp.	81,090	1,075,253
Union First Market Bankshares Corp.	16,550	323,718
United Bankshares, Inc./West Virginia	35,680	949,445
United Community Banks, Inc./Georgia*	26,500	300,510
Univest Corp. of Pennsylvania	10,547	183,729
Washington Banking Co.	13,928	194,156
Washington Trust Bancorp, Inc.	10,900	298,442
Webster Financial Corp.	56,100	1,360,986
WesBanco, Inc.	16,600	397,570
West Bancorp, Inc.	9,600	106,560
West Coast Bancorp/Oregon	14,080	341,862
Westamerica Bancorp	26,700	1,210,311
Western Alliance Bancorp*	44,400	614,496
Wilshire Bancorp, Inc.*	54,700	370,866
Wintrust Financial Corp.	28,270	1,047,121

		108,248,104

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	1,097,672
Credit Acceptance Corp.*	5,000	610,700
DFC Global Corp.*	30,350	505,024
Encore Capital Group, Inc.*	17,050	513,205
EZCORP, Inc., Class A*	33,400	711,420
First Cash Financial Services, Inc.*	22,300	1,300,982
First Marblehead Corp.*	118,770	119,958
Green Dot Corp., Class A*	13,000	217,230
Nelnet, Inc., Class A	16,850	569,530
Netspend Holdings, Inc.*	26,500	421,085
Nicholas Financial, Inc.	800	11,760
Portfolio Recovery Associates, Inc.*	13,420	1,703,267
Regional Management Corp.*	17,300	349,460
World Acceptance Corp.*	10,320	886,178

		9,017,471

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	35,200	156,992
MarketAxess Holdings, Inc.	28,400	1,059,320
Marlin Business Services Corp.	17,000	394,230
MicroFinancial, Inc.	200	1,686
NewStar Financial, Inc.*	18,400	243,432
PHH Corp.*	52,000	1,141,920
PICO Holdings, Inc.*	14,400	319,680
Resource America, Inc., Class A	100	996

		3,318,256

Insurance (1.3%)
Alterra Capital Holdings Ltd.	67,400	2,123,100
American Equity Investment Life Holding Co.	36,980	550,632
American Safety Insurance Holdings Ltd.*	8,200	204,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AMERISAFE, Inc.	11,990	$426,125
Amtrust Financial Services, Inc.	26,510	918,572
Argo Group International Holdings Ltd.	19,900	823,462
Baldwin & Lyons, Inc., Class B	6,487	154,326
Citizens, Inc./Texas*	36,500	306,235
CNO Financial Group, Inc.	161,400	1,848,030
Crawford & Co., Class B	40,681	308,769
Donegal Group, Inc., Class A	11,000	167,970
Eastern Insurance Holdings, Inc.	100	1,876
eHealth, Inc.*	17,000	303,960
EMC Insurance Group, Inc.	11,512	303,111
Employers Holdings, Inc.	30,900	724,605
Enstar Group Ltd.*	6,550	814,099
First American Financial Corp.	82,600	2,112,082
Global Indemnity plc*	11,550	267,960
Greenlight Capital Reinsurance Ltd., Class A*	20,316	496,726
Hallmark Financial Services*	19,600	176,400
Hilltop Holdings, Inc.*	34,441	464,609
Horace Mann Educators Corp.	24,910	519,373
Independence Holding Co.	9,784	99,601
Infinity Property & Casualty Corp.	9,300	522,660
Kansas City Life Insurance Co.	4,390	171,781
Maiden Holdings Ltd.	34,930	369,909
Meadowbrook Insurance Group, Inc.	33,000	232,650
Montpelier Reinsurance Holdings Ltd.	45,200	1,177,460
National Financial Partners Corp.*	31,965	716,975
National Interstate Corp.	9,900	296,802
National Western Life Insurance Co., Class A	1,530	269,280
Navigators Group, Inc.*	7,600	446,500
OneBeacon Insurance Group Ltd., Class A	20,000	270,400
Phoenix Cos., Inc.*	4,100	126,157
Platinum Underwriters Holdings Ltd.	28,380	1,583,888
Primerica, Inc.	36,600	1,199,748
RLI Corp.	16,500	1,185,525
Safety Insurance Group, Inc.	8,350	410,402
Selective Insurance Group, Inc.	39,140	939,751
State Auto Financial Corp.	13,500	235,170
Stewart Information Services Corp.	20,500	522,135
Symetra Financial Corp.	60,200	807,282
Tower Group International Ltd.	30,733	567,024
United Fire Group, Inc.	15,100	384,597
Universal Insurance Holdings, Inc.	45,100	218,735

		26,771,126

Real Estate Investment Trusts (REITs) (4.2%)
Acadia Realty Trust (REIT)	38,586	1,071,533
AG Mortgage Investment Trust, Inc. (REIT)	15,100	384,597
Agree Realty Corp. (REIT)	7,878	237,128
Alexander’s, Inc. (REIT)	1,600	527,504
American Assets Trust, Inc. (REIT)	23,296	745,705
American Capital Mortgage Investment Corp. (REIT)	45,045	1,164,413
Anworth Mortgage Asset Corp. (REIT)	130,400	825,432
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	337,024
Apollo Residential Mortgage, Inc. (REIT)	13,400	298,686
ARMOUR Residential REIT, Inc. (REIT)	285,728	1,865,804
Ashford Hospitality Trust, Inc. (REIT)	35,550	439,398
Associated Estates Realty Corp. (REIT)	38,500	717,640
Campus Crest Communities, Inc. (REIT)	24,164	335,880
CapLease, Inc. (REIT)	63,600	405,132
Capstead Mortgage Corp. (REIT)	76,810	984,704
Cedar Realty Trust, Inc. (REIT)	54,300	331,773
Chatham Lodging Trust (REIT)	16,800	295,848
Chesapeake Lodging Trust (REIT)	30,620	702,423
Colonial Properties Trust (REIT)	75,000	1,695,750
Colony Financial, Inc. (REIT)	48,734	1,081,895
Coresite Realty Corp. (REIT)	17,800	622,644
Cousins Properties, Inc. (REIT)	63,102	674,560
CreXus Investment Corp. (REIT)	52,072	677,978
CubeSmart (REIT)	88,350	1,395,930
CyrusOne, Inc. (REIT)	14,460	330,266
CYS Investments, Inc. (REIT)	129,037	1,514,894
DCT Industrial Trust, Inc. (REIT)	216,800	1,604,320
DiamondRock Hospitality Co. (REIT)	142,108	1,323,026
DuPont Fabros Technology, Inc. (REIT)	47,710	1,157,922
Dynex Capital, Inc. (REIT)	33,330	355,964
EastGroup Properties, Inc. (REIT)	22,180	1,290,876
Education Realty Trust, Inc. (REIT)	88,000	926,640
EPR Properties (REIT)	39,678	2,065,240
Equity One, Inc. (REIT)	38,700	927,639
Excel Trust, Inc. (REIT)	23,700	323,505
FelCor Lodging Trust, Inc. (REIT)*	88,640	527,408
First Industrial Realty Trust, Inc. (REIT)	77,900	1,334,427
First Potomac Realty Trust (REIT)	34,657	513,963
Franklin Street Properties Corp. (REIT)	48,980	716,088
GEO Group, Inc. (REIT)	60,681	2,282,819
Getty Realty Corp. (REIT)	19,520	394,499
Gladstone Commercial Corp. (REIT)	14,000	272,580
Glimcher Realty Trust (REIT)	100,330	1,163,828
Government Properties Income Trust (REIT)	32,850	845,231
Healthcare Realty Trust, Inc. (REIT)	66,600	1,890,774
Hersha Hospitality Trust (REIT)	133,729	780,977
Highwoods Properties, Inc. (REIT)	60,800	2,405,856
Hudson Pacific Properties, Inc. (REIT)	27,900	606,825
Inland Real Estate Corp. (REIT)	47,500	479,275
Invesco Mortgage Capital, Inc. (REIT)	100,655	2,153,011
Investors Real Estate Trust (REIT)	55,920	551,930
iStar Financial, Inc. (REIT)*	66,700	726,363
Kite Realty Group Trust (REIT)	44,430	299,458
LaSalle Hotel Properties (REIT)	69,950	1,775,331
Lexington Realty Trust (REIT)	100,945	1,191,151
LTC Properties, Inc. (REIT)	21,800	887,914
Medical Properties Trust, Inc. (REIT)	96,558	1,548,790
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	384,820
National Health Investors, Inc. (REIT)	17,400	1,138,830
NorthStar Realty Finance Corp. (REIT)	146,080	1,384,838
Omega Healthcare Investors, Inc. (REIT)	82,330	2,499,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
One Liberty Properties, Inc. (REIT)	12,200	$264,984
Parkway Properties, Inc./Maryland (REIT)	19,269	357,440
Pebblebrook Hotel Trust (REIT)	45,428	1,171,588
Pennsylvania Real Estate Investment Trust (REIT)	39,160	759,312
PennyMac Mortgage Investment Trust (REIT)	46,763	1,210,694
Potlatch Corp. (REIT)	28,600	1,311,596
PS Business Parks, Inc. (REIT)	13,120	1,035,430
RAIT Financial Trust (REIT)	54,300	432,771
Ramco-Gershenson Properties Trust (REIT)	36,560	614,208
Redwood Trust, Inc. (REIT)	61,900	1,434,842
Resource Capital Corp. (REIT)	75,850	501,369
Retail Opportunity Investments Corp. (REIT)	37,400	523,974
RLJ Lodging Trust (REIT)	83,000	1,889,080
Rouse Properties, Inc. (REIT)	17,800	322,180
Ryman Hospitality Properties (REIT)	30,216	1,382,382
Sabra Health Care REIT, Inc. (REIT)	26,200	760,062
Saul Centers, Inc. (REIT)	5,650	247,131
Select Income REIT (REIT)	10,300	272,435
Silver Bay Realty Trust Corp. (REIT)	10,660	220,661
Sovran Self Storage, Inc. (REIT)	22,520	1,452,315
Spirit Realty Capital, Inc. (REIT)	25,400	482,600
STAG Industrial, Inc. (REIT)	22,200	472,194
Strategic Hotels & Resorts, Inc. (REIT)*	166,972	1,394,216
Summit Hotel Properties, Inc. (REIT)	27,800	291,066
Sun Communities, Inc. (REIT)	22,940	1,131,630
Sunstone Hotel Investors, Inc. (REIT)*	122,263	1,505,058
Two Harbors Investment Corp. (REIT)	217,550	2,743,306
UMH Properties, Inc. (REIT)	1,100	11,297
Universal Health Realty Income Trust (REIT)	7,650	441,482
Urstadt Biddle Properties, Inc. (REIT), Class A	13,570	295,283
Washington Real Estate Investment Trust (REIT)	47,800	1,330,752
Western Asset Mortgage Capital Corp. (REIT)	14,300	332,332
Winthrop Realty Trust (REIT)	19,800	249,084

		85,240,952

Real Estate Management & Development (0.5%)
AV Homes, Inc.*	13,500	179,955
Consolidated-Tomoka Land Co.	100	3,925
Forestar Group, Inc.*	24,000	524,640
Kennedy-Wilson Holdings, Inc.	33,500	519,585
Realogy Holdings Corp.*	152,378	7,442,142
Tejon Ranch Co.*	9,200	273,976
Thomas Properties Group, Inc.	49,700	254,961

		9,199,184

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	57,300	564,978
Bank Mutual Corp.	35,000	193,550
BankFinancial Corp.	19,600	158,564
Beneficial Mutual Bancorp, Inc.*	20,970	215,991
Berkshire Hills Bancorp, Inc.	14,800	377,992
Brookline Bancorp, Inc.	51,156	467,566
Cape Bancorp, Inc.	400	3,664
Charter Financial Corp./Georgia	25,400	324,866
Clifton Savings Bancorp, Inc.	20,500	255,430
Dime Community Bancshares, Inc.	18,400	264,224
Doral Financial Corp.*	186,800	131,638
ESB Financial Corp.	11,520	157,709
ESSA Bancorp, Inc.	14,000	151,760
EverBank Financial Corp.	13,100	201,740
First Defiance Financial Corp.	700	16,324
First Financial Holdings, Inc.	2,800	58,688
First Financial Northwest, Inc.*	100	781
First PacTrust Bancorp, Inc.	400	4,560
Flushing Financial Corp.	20,350	344,729
Fox Chase Bancorp, Inc.	19,900	336,111
Franklin Financial Corp./Virginia	18,800	343,100
Heritage Financial Group, Inc.	100	1,448
Home Federal Bancorp, Inc./Idaho	24,461	313,101
Home Loan Servicing Solutions Ltd.	40,000	933,200
HomeStreet, Inc.*	1,700	37,978
Kearny Financial Corp.*	15,407	157,151
Meridian Interstate Bancorp, Inc.*	16,233	304,369
MGIC Investment Corp.*	237,551	1,175,877
Nationstar Mortgage Holdings, Inc.*	14,900	549,810
Northfield Bancorp, Inc./New Jersey	18,658	211,955
Northwest Bancshares, Inc.	78,390	994,769
OceanFirst Financial Corp.	20,487	295,423
Ocwen Financial Corp.*	83,600	3,170,112
Oritani Financial Corp.	39,194	607,115
Provident Financial Holdings, Inc.	100	1,701
Provident Financial Services, Inc.	43,000	656,610
Provident New York Bancorp	20,100	182,307
Radian Group, Inc.	100,566	1,077,062
Rockville Financial, Inc.	23,498	304,534
Roma Financial Corp.	16,700	268,202
Territorial Bancorp, Inc.	10,100	240,178
Tree.com, Inc.	100	1,849
TrustCo Bank Corp./New York	66,200	369,396
United Financial Bancorp, Inc.	10,900	165,680
ViewPoint Financial Group, Inc.	22,130	445,034
Westfield Financial, Inc.	21,240	165,247
WSFS Financial Corp.	3,700	179,968

		17,384,041

Total Financials		322,641,223

Health Care (13.4%)
Biotechnology (3.9%)
Achillion Pharmaceuticals, Inc.*	349,915	3,058,257
Acorda Therapeutics, Inc.*	28,100	900,043
Aegerion Pharmaceuticals, Inc.*	21,300	859,242
Affymax, Inc.*	25,200	35,028
Agenus, Inc.*	100	389
Alkermes plc*	95,200	2,257,192
Alnylam Pharmaceuticals, Inc.*	41,500	1,011,355
AMAG Pharmaceuticals, Inc.*	19,553	466,339
Amicus Therapeutics, Inc.*	57,300	181,641
Anacor Pharmaceuticals, Inc.*	36,800	237,728
Arena Pharmaceuticals, Inc.*	168,800	1,385,848
ARIAD Pharmaceuticals, Inc.*	269,643	4,877,842
Array BioPharma, Inc.*	92,500	455,100
Astex Pharmaceuticals*	70,300	313,538
AVEO Pharmaceuticals, Inc.*	21,800	160,230
BioCryst Pharmaceuticals, Inc.*	58,200	69,258
BioMarin Pharmaceutical, Inc.*	100,377	6,249,472
Biospecifics Technologies Corp.*	400	6,820
Biotime, Inc.*	32,400	123,768
Celldex Therapeutics, Inc.*	60,800	704,064
Cepheid, Inc.*	51,000	1,956,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ChemoCentryx, Inc.*	13,700	$189,334
Clovis Oncology, Inc.*	11,700	335,439
Codexis, Inc.*	28,166	67,317
Coronado Biosciences, Inc.*	1,600	15,552
Cubist Pharmaceuticals, Inc.*	215,056	10,068,922
Curis, Inc.*	78,400	257,152
Cytori Therapeutics, Inc.*	30,000	75,300
Dendreon Corp.*	119,800	566,654
Discovery Laboratories, Inc.*	1,600	3,664
Dyax Corp.*	126,000	549,360
Dynavax Technologies Corp.*	135,400	300,588
Emergent Biosolutions, Inc.*	18,700	261,426
Enzon Pharmaceuticals, Inc.	38,700	147,060
Exact Sciences Corp.*	40,800	399,840
Exelixis, Inc.*	142,700	659,274
Genomic Health, Inc.*	10,000	282,800
Geron Corp.*	32,000	34,240
GTx, Inc.*	58,500	242,775
Halozyme Therapeutics, Inc.*	59,200	341,584
Idenix Pharmaceuticals, Inc.*	47,200	168,032
ImmunoCellular Therapeutics Ltd.*	3,700	10,138
ImmunoGen, Inc.*	64,800	1,040,688
Immunomedics, Inc.*	59,600	143,636
Infinity Pharmaceuticals, Inc.*	18,800	911,236
InterMune, Inc.*	50,900	460,645
Ironwood Pharmaceuticals, Inc.*	58,500	1,069,965
Isis Pharmaceuticals, Inc.*	75,600	1,280,664
Keryx Biopharmaceuticals, Inc.*	61,400	432,256
Lexicon Pharmaceuticals, Inc.*	224,300	488,974
Ligand Pharmaceuticals, Inc., Class B*	12,050	321,132
MannKind Corp.*	93,055	315,456
Maxygen, Inc.	20,400	49,164
Merrimack Pharmaceuticals, Inc.*	37,200	226,920
Momenta Pharmaceuticals, Inc.*	33,100	441,554
Neurocrine Biosciences, Inc.*	43,100	523,234
NewLink Genetics Corp.*	20,100	246,627
Novavax, Inc.*	70,400	160,512
NPS Pharmaceuticals, Inc.*	61,200	623,628
OncoGenex Pharmaceutical, Inc.*	2,600	29,458
Oncothyreon, Inc.*	38,000	79,040
Onyx Pharmaceuticals, Inc.*	187,360	16,648,810
Opko Health, Inc.*	73,800	563,094
Orexigen Therapeutics, Inc.*	47,700	298,125
Osiris Therapeutics, Inc.*	34,900	362,960
PDL BioPharma, Inc.	101,200	739,772
Pharmacyclics, Inc.*	42,300	3,401,343
Progenics Pharmaceuticals, Inc.*	27,600	148,764
Raptor Pharmaceutical Corp.*	49,500	289,575
Repligen Corp.*	2,400	16,584
Rigel Pharmaceuticals, Inc.*	65,200	442,708
Sangamo BioSciences, Inc.*	32,600	311,656
Seattle Genetics, Inc.*	71,700	2,546,067
SIGA Technologies, Inc.*	28,100	100,598
Spectrum Pharmaceuticals, Inc.	46,200	344,652
Sunesis Pharmaceuticals, Inc.*	11,200	61,264
Synageva BioPharma Corp.*	7,100	389,932
Synergy Pharmaceuticals, Inc.*	51,000	309,570
Synta Pharmaceuticals Corp.*	44,500	382,700
Targacept, Inc.*	17,800	76,184
Tesaro, Inc.*	800	17,568
Theravance, Inc.*	50,000	1,181,000
Threshold Pharmaceuticals, Inc.*	34,200	157,662
Trius Therapeutics, Inc.*	9,000	61,560
Vanda Pharmaceuticals, Inc.*	17,903	70,180
Verastem, Inc.*	19,790	190,380
Vical, Inc.*	68,900	274,222
XOMA Corp.*	12,500	43,625
ZIOPHARM Oncology, Inc.*	49,700	90,951

		78,652,770

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	14,700	695,604
ABIOMED, Inc.*	22,900	427,543
Accuray, Inc.*	48,667	225,815
Align Technology, Inc.*	112,170	3,758,817
Alphatec Holdings, Inc.*	78,400	165,424
Analogic Corp.	8,700	687,474
AngioDynamics, Inc.*	11,900	136,017
Anika Therapeutics, Inc.*	2,200	31,944
Antares Pharma, Inc.*	97,600	349,408
ArthroCare Corp.*	17,200	597,872
AtriCure, Inc.*	3,300	26,136
Atrion Corp.	1,300	249,587
Cantel Medical Corp.	15,450	464,427
Cardiovascular Systems, Inc.*	2,800	57,344
Cerus Corp.*	24,500	108,290
Conceptus, Inc.*	19,600	473,340
CONMED Corp.	18,600	633,516
CryoLife, Inc.	17,400	104,574
Cyberonics, Inc.*	21,700	1,015,777
Cynosure, Inc., Class A*	16,600	434,422
Derma Sciences, Inc.*	200	2,416
DexCom, Inc.*	47,700	797,544
Endologix, Inc.*	46,600	752,590
EnteroMedics, Inc.*	1,000	1,000
Exactech, Inc.*	18,800	388,972
Globus Medical, Inc., Class A*	2,100	30,828
Greatbatch, Inc.*	15,100	451,037
Haemonetics Corp.*	37,000	1,541,420
Hansen Medical, Inc.*	3,400	6,834
HeartWare International, Inc.*	117,660	10,404,674
ICU Medical, Inc.*	7,600	448,020
Insulet Corp.*	39,400	1,018,884
Integra LifeSciences Holdings Corp.*	14,300	557,843
Invacare Corp.	20,100	262,305
MAKO Surgical Corp.*	28,100	313,315
Masimo Corp.	33,950	666,099
Meridian Bioscience, Inc.	26,900	613,858
Merit Medical Systems, Inc.*	32,675	400,595
Natus Medical, Inc.*	16,700	224,448
Navidea Biopharmaceuticals, Inc.*	70,000	189,700
Neogen Corp.*	18,300	907,131
NuVasive, Inc.*	33,600	716,016
NxStage Medical, Inc.*	32,000	360,960
OraSure Technologies, Inc.*	33,600	181,440
Orthofix International N.V.*	12,500	448,375
Palomar Medical Technologies, Inc.*	14,300	192,907
PhotoMedex, Inc.*	17,200	276,748
Quidel Corp.*	17,900	425,125
Rochester Medical Corp.*	500	7,310
Rockwell Medical Technologies, Inc.*	17,300	68,508
RTI Biologics, Inc.*	35,200	138,688
Sirona Dental Systems, Inc.*	183,632	13,539,187
Solta Medical, Inc.*	11,800	25,960
Spectranetics Corp.*	35,600	659,668
STAAR Surgical Co.*	30,600	172,278
STERIS Corp.	42,900	1,785,069
SurModics, Inc.*	20,600	561,350
Symmetry Medical, Inc.*	26,200	299,990
Tornier N.V.*	9,200	173,420
Unilife Corp.*	55,800	121,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Utah Medical Products, Inc.	200	$9,754
Vascular Solutions, Inc.*	18,600	301,692
Volcano Corp.*	210,082	4,676,425
West Pharmaceutical Services, Inc.	29,500	1,915,730
Wright Medical Group, Inc.*	30,600	728,586
Zeltiq Aesthetics, Inc.*	25,600	97,792

		58,507,466

Health Care Providers & Services (3.7%)
Acadia Healthcare Co., Inc.*	457,781	13,454,184
Accretive Health, Inc.*	43,800	445,008
Air Methods Corp.	32,100	1,548,504
Almost Family, Inc.	6,800	138,924
Amedisys, Inc.*	20,300	225,736
AMN Healthcare Services, Inc.*	32,800	519,224
Amsurg Corp.*	22,416	754,074
Assisted Living Concepts, Inc., Class A	16,860	200,465
Bio-Reference Labs, Inc.*	15,800	410,484
BioScrip, Inc.*	32,400	411,804
Capital Senior Living Corp.*	30,800	814,044
Catamaran Corp.*	294,356	15,609,699
Centene Corp.*	38,300	1,686,732
Chemed Corp.	14,500	1,159,710
Chindex International, Inc.*	13,100	179,994
Corvel Corp.*	5,700	282,093
Cross Country Healthcare, Inc.*	300	1,593
Emeritus Corp.*	21,891	608,351
Ensign Group, Inc.	11,700	390,780
ExamWorks Group, Inc.*	20,300	351,596
Five Star Quality Care, Inc.*	39,400	263,586
Gentiva Health Services, Inc.*	26,900	291,058
Hanger, Inc.*	26,500	835,545
HealthSouth Corp.*	71,600	1,888,092
Healthways, Inc.*	25,900	317,275
IPC The Hospitalist Co., Inc.*	10,800	480,384
Kindred Healthcare, Inc.*	33,541	353,187
Landauer, Inc.	6,233	351,416
LHC Group, Inc.*	9,400	202,006
Magellan Health Services, Inc.*	20,500	975,185
MEDNAX, Inc.*	149,933	13,438,495
Molina Healthcare, Inc.*	20,050	618,943
MWI Veterinary Supply, Inc.*	8,900	1,177,114
National Healthcare Corp.	6,100	278,892
National Research Corp.	3,248	188,514
Owens & Minor, Inc.#	48,850	1,590,556
PharMerica Corp.*	20,800	291,200
Providence Service Corp.*	13,800	255,162
Select Medical Holdings Corp.	36,419	327,771
Skilled Healthcare Group, Inc., Class A*	25,990	170,754
Team Health Holdings, Inc.*	19,100	694,858
Triple-S Management Corp., Class B*	12,200	212,524
U.S. Physical Therapy, Inc.	7,200	193,320
Universal American Corp.	20,000	166,600
Vanguard Health Systems, Inc.*	23,695	352,345
WellCare Health Plans, Inc.*	150,100	8,699,796

		73,807,577

Health Care Technology (0.4%)
athenahealth, Inc.*	26,750	2,595,820
Computer Programs & Systems, Inc.	6,500	351,715
Greenway Medical Technologies*	15,300	243,270
HealthStream, Inc.*	15,100	346,394
HMS Holdings Corp.*	66,900	1,816,335
MedAssets, Inc.*	45,400	873,950
Medidata Solutions, Inc.*	15,100	875,498
Merge Healthcare, Inc.*	73,200	211,548
Omnicell, Inc.*	23,800	449,344
Quality Systems, Inc.	27,800	508,184
Vocera Communications, Inc.*	10,600	243,800

		8,515,858

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*	58,100	274,232
Cambrex Corp.*	29,600	378,584
Fluidigm Corp.*	18,500	342,435
Furiex Pharmaceuticals, Inc.*	3,200	119,936
Harvard Bioscience, Inc.*	4,000	22,600
ICON plc*	354,636	11,451,197
Luminex Corp.*	28,500	470,820
Pacific Biosciences of California, Inc.*	54,900	136,701
PAREXEL International Corp.*	42,277	1,670,364
Sequenom, Inc.*	64,100	266,015

		15,132,884

Pharmaceuticals (1.8%)
Acura Pharmaceuticals, Inc.*	69,304	147,617
Akorn, Inc.*	718,672	9,939,234
Ampio Pharmaceuticals, Inc.*	35,300	161,321
Auxilium Pharmaceuticals, Inc.*	37,600	649,728
AVANIR Pharmaceuticals, Inc., Class A*	67,200	184,128
Cadence Pharmaceuticals, Inc.*	103,000	689,070
Corcept Therapeutics, Inc.*	42,500	85,000
Cornerstone Therapeutics, Inc.*	16,800	118,776
Cumberland Pharmaceuticals, Inc.*	100	498
Depomed, Inc.*	47,000	275,890
Endocyte, Inc.*	35,900	446,955
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	11,400	10,830
Hi-Tech Pharmacal Co., Inc.	9,500	314,545
Horizon Pharma, Inc.*	18,100	49,051
Impax Laboratories, Inc.*	58,100	897,064
Jazz Pharmaceuticals plc*	197,200	11,025,452
Lannett Co., Inc.*	24,000	242,640
Medicines Co.*	38,300	1,279,986
Nektar Therapeutics*	79,800	877,800
Obagi Medical Products, Inc.*	11,800	233,050
Omeros Corp.*	13,200	54,384
Optimer Pharmaceuticals, Inc.*	118,373	1,408,639
Pacira Pharmaceuticals, Inc.*	21,300	614,718
Pain Therapeutics, Inc.*	81,200	278,516
Pernix Therapeutics Holdings*	42,468	210,641
Pozen, Inc.*	50,300	265,081
Questcor Pharmaceuticals, Inc.	41,400	1,347,156
Repros Therapeutics, Inc.*	2,900	46,690
Sagent Pharmaceuticals, Inc.*	8,800	154,440
Santarus, Inc.*	51,800	897,694
Sciclone Pharmaceuticals, Inc.*	56,000	257,600
Sucampo Pharmaceuticals, Inc., Class A*	24,300	158,922
Supernus Pharmaceuticals, Inc.*	1,500	8,430
Transcept Pharmaceuticals, Inc.*	7,700	36,883
Ventrus Biosciences, Inc.*	1,300	3,887
ViroPharma, Inc.*	51,100	1,285,676
Vivus, Inc.*	77,500	852,500
XenoPort, Inc.*	33,900	242,385
Zogenix, Inc.*	10,800	19,440

		35,772,317

Total Health Care		270,388,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (20.4%)
Aerospace & Defense (2.2%)
AAR Corp.	24,500	$450,555
Aerovironment, Inc.*	12,100	219,373
American Science & Engineering, Inc.	6,082	370,941
API Technologies Corp.*	400	992
Astronics Corp.*	7,500	223,650
Cubic Corp.	12,600	538,272
Curtiss-Wright Corp.	33,000	1,145,100
DigitalGlobe, Inc.*	42,417	1,226,275
Esterline Technologies Corp.*	23,400	1,771,380
GenCorp, Inc.*	35,500	472,150
HEICO Corp.	40,997	1,779,680
Hexcel Corp.*	642,792	18,647,396
KEYW Holding Corp.*	12,500	201,625
Kratos Defense & Security Solutions, Inc.*	32,418	163,063
LMI Aerospace, Inc.*	11,400	237,006
Moog, Inc., Class A*	34,200	1,567,386
National Presto Industries, Inc.	3,378	271,929
Orbital Sciences Corp.*	39,400	657,586
Taser International, Inc.*	42,400	337,080
Teledyne Technologies, Inc.*	30,800	2,415,952
TransDigm Group, Inc.	79,370	12,137,260

		44,834,651

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	32,200	187,726
Atlas Air Worldwide Holdings, Inc.*	18,600	758,136
Echo Global Logistics, Inc.*	11,500	254,380
Forward Air Corp.	22,600	842,754
Hub Group, Inc., Class A*	28,900	1,111,494
Pacer International, Inc.*	7,900	39,737
Park-Ohio Holdings Corp.*	13,100	434,003
XPO Logistics, Inc.*	2,300	38,732

		3,666,962

Airlines (0.5%)
Alaska Air Group, Inc.*	52,800	3,377,088
Allegiant Travel Co.	10,190	904,668
Hawaiian Holdings, Inc.*	18,800	108,288
JetBlue Airways Corp.*	176,800	1,219,920
Republic Airways Holdings, Inc.*	36,500	421,210
SkyWest, Inc.	34,100	547,305
Spirit Airlines, Inc.*	32,400	821,664
U.S. Airways Group, Inc.*	122,500	2,078,825

		9,478,968

Building Products (0.6%)
A.O. Smith Corp.	30,250	2,225,492
AAON, Inc.	13,450	371,086
Apogee Enterprises, Inc.	21,300	616,635
Builders FirstSource, Inc.	42,300	247,878
Gibraltar Industries, Inc.*	20,400	372,300
Griffon Corp.	27,100	323,032
Insteel Industries, Inc.	13,800	225,216
Nortek, Inc.*	6,000	428,160
Patrick Industries, Inc.*	900	14,184
Quanex Building Products Corp.	25,200	405,720
Simpson Manufacturing Co., Inc.	143,119	4,380,873
Trex Co., Inc.*	10,900	536,062
Universal Forest Products, Inc.	14,900	593,169
USG Corp.*	57,700	1,525,588

		12,265,395

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	800,640
ACCO Brands Corp.*	80,600	538,408
Acorn Energy, Inc.	300	2,205
ARC Document Solutions, Inc.*	64,300	191,614
Brink’s Co.	36,800	1,039,968
Casella Waste Systems, Inc., Class A*	26,300	114,931
Cenveo, Inc.*	74,100	159,315
CompX International, Inc.	19,200	243,264
Consolidated Graphics, Inc.*	10,000	391,000
Courier Corp.	21,300	306,933
Deluxe Corp.	39,400	1,631,160
EnergySolutions, Inc.*	25,300	94,875
EnerNOC, Inc.*	12,500	217,125
Ennis, Inc.	14,500	218,515
G&K Services, Inc., Class A	13,400	609,834
Healthcare Services Group, Inc.	52,200	1,337,886
Heritage-Crystal Clean, Inc.*	12,300	185,730
Herman Miller, Inc.	39,300	1,087,431
HNI Corp.	35,400	1,256,346
InnerWorkings, Inc.*	22,600	342,164
Interface, Inc.	37,800	726,516
Intersections, Inc.	13,200	124,212
Kimball International, Inc., Class B	38,900	352,434
Knoll, Inc.	29,700	538,461
McGrath RentCorp	15,500	482,050
Metalico, Inc.*	41,600	67,392
Mine Safety Appliances Co.	18,800	932,856
Mobile Mini, Inc.*	32,000	941,760
Multi-Color Corp.	8,000	206,320
NL Industries, Inc.	13,400	166,562
Performant Financial Corp.*	500	6,140
Quad/Graphics, Inc.	20,500	490,770
Schawk, Inc.	32,900	361,571
Standard Parking Corp.*	13,400	277,380
Steelcase, Inc., Class A	47,800	704,094
Swisher Hygiene, Inc.*	48,500	62,565
Team, Inc.*	18,000	739,260
Tetra Tech, Inc.#*	44,700	1,362,903
TMS International Corp., Class A*	21,000	277,200
U.S. Ecology, Inc.	13,800	366,390
UniFirst Corp.	9,400	850,700
United Stationers, Inc.	34,890	1,348,498
Viad Corp.	11,600	320,856

		22,476,234

Construction & Engineering (0.5%)
Aegion Corp.*	25,200	583,380
Ameresco, Inc., Class A*	18,700	138,380
Argan, Inc.	11,200	166,992
Comfort Systems USA, Inc.	20,900	294,481
Dycom Industries, Inc.*	22,700	446,963
EMCOR Group, Inc.	56,900	2,411,991
Furmanite Corp.*	35,300	236,157
Granite Construction, Inc.	27,700	881,968
Great Lakes Dredge & Dock Corp.	34,300	230,839
Layne Christensen Co.*	13,800	295,044
MasTec, Inc.*	40,300	1,174,745
Michael Baker Corp.	14,900	365,050
MYR Group, Inc.*	19,700	483,832
Northwest Pipe Co.*	10,200	285,396
Orion Marine Group, Inc.*	16,600	165,004
Pike Electric Corp.	19,000	270,370
Primoris Services Corp.	22,900	506,319
Sterling Construction Co., Inc.*	500	5,445
Tutor Perini Corp.*	19,700	380,210

		9,322,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.3%)
Acuity Brands, Inc.	32,000	$2,219,200
American Superconductor Corp.*	32,200	85,652
AMETEK, Inc.	297,040	12,879,655
AZZ, Inc.	19,500	939,900
Belden, Inc.	36,300	1,874,895
Brady Corp., Class A	38,100	1,277,493
Capstone Turbine Corp.*	128,900	116,010
Coleman Cable, Inc.	31,100	466,500
Encore Wire Corp.	12,200	427,244
EnerSys, Inc.*	36,000	1,640,880
Enphase Energy, Inc.*	33,300	206,460
Franklin Electric Co., Inc.	33,600	1,127,952
FuelCell Energy, Inc.*	105,600	99,665
Generac Holdings, Inc.	18,000	636,120
Global Power Equipment Group, Inc.	10,400	183,248
II-VI, Inc.*	37,100	632,184
LSI Industries, Inc.	200	1,396
Powell Industries, Inc.*	7,000	367,990
Preformed Line Products Co.	4,198	293,734
Thermon Group Holdings, Inc.*	15,500	344,255
Vicor Corp.*	28,700	142,639

		25,963,072

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	194,415	13,179,393
Raven Industries, Inc.	26,000	873,860

		14,053,253

Machinery (6.7%)
Accuride Corp.*	5,000	26,950
Actuant Corp., Class A	385,120	11,792,374
Alamo Group, Inc.	7,300	279,225
Albany International Corp., Class A	16,700	482,630
Altra Holdings, Inc.	16,800	457,296
American Railcar Industries, Inc.	11,000	514,140
Ampco-Pittsburgh Corp.	7,400	139,934
Astec Industries, Inc.	11,400	398,202
Barnes Group, Inc.	39,110	1,131,452
Blount International, Inc.*	30,600	409,428
Briggs & Stratton Corp.	35,000	868,000
Cascade Corp.	5,600	363,888
Chart Industries, Inc.*	171,460	13,718,515
CIRCOR International, Inc.	10,900	463,250
CLARCOR, Inc.	39,100	2,048,058
Columbus McKinnon Corp.*	10,100	194,425
Commercial Vehicle Group, Inc.*	11,900	92,820
Douglas Dynamics, Inc.	16,300	225,266
Dynamic Materials Corp.	9,300	161,820
Energy Recovery, Inc.*	61,100	226,070
EnPro Industries, Inc.*	12,800	654,976
ESCO Technologies, Inc.	20,800	849,888
Federal Signal Corp.*	45,300	368,742
Flow International Corp.*	12,000	46,920
FreightCar America, Inc.	8,400	183,288
Gorman-Rupp Co.	8,675	260,684
Graham Corp.	11,500	284,510
Greenbrier Cos., Inc.*	17,400	395,154
Hurco Cos., Inc.*	200	5,446
Hyster-Yale Materials Handling, Inc.	13,000	742,170
IDEX Corp.	236,220	12,618,872
John Bean Technologies Corp.	18,400	381,800
Joy Global, Inc.	202,620	12,059,942
Kadant, Inc.*	11,500	287,500
Kaydon Corp.	22,300	570,434
L.B. Foster Co., Class A	4,700	208,163
Lincoln Electric Holdings, Inc.	305,960	16,576,913
Lindsay Corp.	8,200	723,076
Lydall, Inc.*	22,600	346,910
Meritor, Inc.*	65,800	311,234
Met-Pro Corp.	18,800	194,204
Middleby Corp.*	105,810	16,098,992
Miller Industries, Inc.	14,400	231,120
Mueller Industries, Inc.	15,200	810,008
Mueller Water Products, Inc., Class A	97,400	577,582
NN, Inc.*	3,700	35,002
Omega Flex, Inc.	13,700	235,503
PMFG, Inc.*	9,700	59,849
Proto Labs, Inc.*	8,300	407,530
RBC Bearings, Inc.*	191,561	9,685,324
Rexnord Corp.*	22,400	475,552
Sauer-Danfoss, Inc.	13,000	759,590
Standex International Corp.	9,600	530,112
Sun Hydraulics Corp.	12,000	390,120
Tennant Co.	13,800	670,128
Titan International, Inc.	30,200	636,616
Trimas Corp.*	25,000	811,750
Twin Disc, Inc.	10,700	268,356
Valmont Industries, Inc.	104,135	16,377,312
Wabash National Corp.*	37,700	383,032
Watts Water Technologies, Inc., Class A	23,092	1,108,185
Woodward, Inc.	53,800	2,139,088

		134,755,320

Marine (0.9%)
Genco Shipping & Trading Ltd.*	6,800	19,584
International Shipholding Corp.	14,100	256,620
Kirby Corp.*	231,964	17,814,835

		18,091,039

Professional Services (2.3%)
Acacia Research Corp.*	38,700	1,167,579
Advisory Board Co.*	274,196	14,400,774
Barrett Business Services, Inc.	6,100	321,226
CBIZ, Inc.*	19,900	126,962
CDI Corp.	13,900	239,080
Corporate Executive Board Co.	26,500	1,541,240
CRA International, Inc.*	6,900	154,353
Dolan Co.*	11,500	27,485
Exponent, Inc.	10,000	539,400
Franklin Covey Co.*	26,300	382,139
FTI Consulting, Inc.*	30,200	1,137,332
GP Strategies Corp.*	19,600	467,656
Heidrick & Struggles International, Inc.	9,100	136,045
Hill International, Inc.*	33,000	98,670
Hudson Global, Inc.*	49,600	195,424
Huron Consulting Group, Inc.*	17,800	717,696
ICF International, Inc.*	11,700	318,240
Insperity, Inc.	14,100	400,017
Kelly Services, Inc., Class A	18,100	338,108
Kforce, Inc.	21,300	348,681
Korn/Ferry International*	30,100	537,586
Mistras Group, Inc.*	16,000	387,360
Navigant Consulting, Inc.*	38,800	509,832
Odyssey Marine Exploration, Inc.*	70,100	228,526
On Assignment, Inc.*	33,400	845,354
Pendrell Corp.*	116,700	193,722
Resources Connection, Inc.	26,700	339,090
Robert Half International, Inc.	487,200	18,284,616
RPX Corp.*	2,600	36,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TrueBlue, Inc.*	28,300	$598,262
VSE Corp.	5,200	129,948
WageWorks, Inc.*	7,592	190,028

		45,339,117

Road & Rail (1.5%)
Amerco, Inc.	5,700	989,178
Arkansas Best Corp.	1,100	12,848
Avis Budget Group, Inc.*	91,500	2,546,445
Celadon Group, Inc.	12,800	267,008
Genesee & Wyoming, Inc., Class A*	219,324	20,421,258
Heartland Express, Inc.	37,900	505,586
Knight Transportation, Inc.	46,800	753,480
Marten Transport Ltd.	7,400	148,962
Old Dominion Freight Line, Inc.*	55,800	2,131,560
Patriot Transportation Holding, Inc.*	5,100	141,882
Quality Distribution, Inc.*	27,100	227,911
Roadrunner Transportation Systems, Inc.*	12,500	287,500
Saia, Inc.*	9,800	354,466
Swift Transportation Co.*	56,900	806,842
Universal Truckload Services, Inc.*	9,800	228,634
Werner Enterprises, Inc.	30,200	729,028

		30,552,588

Trading Companies & Distributors (1.9%)
Aceto Corp.	33,500	370,845
Aircastle Ltd.	41,700	570,456
Applied Industrial Technologies, Inc.	31,900	1,435,500
Beacon Roofing Supply, Inc.*	33,000	1,275,780
CAI International, Inc.*	14,700	423,654
DXP Enterprises, Inc.*	6,900	515,430
Edgen Group, Inc.*	29,400	212,562
H&E Equipment Services, Inc.	21,700	442,680
Houston Wire & Cable Co.	13,000	168,350
Kaman Corp.	20,700	734,229
MSC Industrial Direct Co., Inc., Class A	115,160	9,878,425
Rush Enterprises, Inc., Class A*	22,000	530,640
SeaCube Container Leasing Ltd.	17,700	406,392
TAL International Group, Inc.	22,700	1,028,537
Textainer Group Holdings Ltd.	10,600	419,230
Titan Machinery, Inc.*	11,000	305,250
United Rentals, Inc.*	328,290	18,046,101
Watsco, Inc.	24,100	2,028,738

		38,792,799

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	23,800	350,336

Total Industrials		409,942,300

Information Technology (18.8%)
Communications Equipment (3.0%)
ADTRAN, Inc.	55,100	1,082,715
Anaren, Inc.*	11,000	213,290
Arris Group, Inc.*	91,200	1,565,904
Aruba Networks, Inc.*	653,330	16,163,384
Aviat Networks, Inc.*	40,669	137,055
Bel Fuse, Inc., Class B	7,000	109,270
Black Box Corp.	11,800	257,358
CalAmp Corp.*	32,600	357,622
Calix, Inc.*	31,100	253,465
Ciena Corp.*	707,252	11,323,104
Comtech Telecommunications Corp.	18,500	449,180
Digi International, Inc.*	20,600	183,958
Emulex Corp.*	54,500	355,885
Extreme Networks, Inc.*	67,300	226,801
Finisar Corp.*	64,300	848,117
Globecomm Systems, Inc.*	34,100	409,541
Harmonic, Inc.*	77,700	449,883
Infinera Corp.*	75,000	525,000
InterDigital, Inc.	32,800	1,568,824
Ixia*	32,750	708,710
JDS Uniphase Corp.*	928,670	12,416,318
KVH Industries, Inc.*	15,000	203,550
Loral Space & Communications, Inc.	10,400	643,552
NETGEAR, Inc.*	26,300	881,313
Numerex Corp., Class A*	200	2,558
Oclaro, Inc.*	17,900	22,554
Oplink Communications, Inc.*	14,700	241,080
Palo Alto Networks, Inc.*	61,510	3,481,466
Plantronics, Inc.	31,600	1,396,404
Procera Networks, Inc.*	14,100	167,649
ShoreTel, Inc.*	27,680	100,478
Sonus Networks, Inc.*	100,600	260,554
Symmetricom, Inc.*	27,500	124,850
Tellabs, Inc.	284,800	595,232
Telular Corp.	600	6,036
Ubiquiti Networks, Inc.	27,600	378,672
ViaSat, Inc.*	26,000	1,259,440
Westell Technologies, Inc., Class A*	67,500	135,675

		59,506,447

Computers & Peripherals (0.3%)
3D Systems Corp.*	54,600	1,760,304
Avid Technology, Inc.*	21,500	134,805
Cray, Inc.*	24,700	573,287
Electronics for Imaging, Inc.*	29,449	746,827
Imation Corp.*	22,900	87,478
Immersion Corp.*	36,800	432,032
Intermec, Inc.*	41,500	407,945
Intevac, Inc.*	800	3,776
QLogic Corp.*	75,800	879,280
Quantum Corp.*	82,800	105,984
Silicon Graphics International Corp.*	24,100	331,375
STEC, Inc.*	31,300	138,346
Super Micro Computer, Inc.*	5,400	60,966
Synaptics, Inc.*	22,500	915,525

		6,577,930

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.*	17,000	168,980
Anixter International, Inc.	21,800	1,524,256
Audience, Inc.*	6,500	99,125
Badger Meter, Inc.	9,500	508,440
Benchmark Electronics, Inc.*	48,500	873,970
Checkpoint Systems, Inc.*	26,100	340,866
Cognex Corp.	29,900	1,260,285
Coherent, Inc.	17,800	1,009,972
CTS Corp.	21,400	223,416
Daktronics, Inc.	26,600	279,300
DTS, Inc.*	8,308	138,162
Echelon Corp.*	22,700	55,388
Electro Rent Corp.	16,100	298,494
Electro Scientific Industries, Inc.	13,600	150,280
Fabrinet*	16,500	241,065
FARO Technologies, Inc.*	13,195	572,531
FEI Co.	29,700	1,917,135
GSI Group, Inc.*	19,200	163,776
Insight Enterprises, Inc.*	33,600	692,832
InvenSense, Inc.*	28,200	301,176
Kemet Corp.*	43,400	271,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	16,500	$1,119,525
Maxwell Technologies, Inc.*	28,700	154,693
Measurement Specialties, Inc.*	11,900	473,263
Mercury Systems, Inc.*	15,800	116,446
Methode Electronics, Inc.	21,100	271,768
MTS Systems Corp.	11,300	657,095
Multi-Fineline Electronix, Inc.*	7,850	121,126
Neonode, Inc.*	40,800	235,416
Newport Corp.*	29,600	500,832
OSI Systems, Inc.*	13,800	859,602
Park Electrochemical Corp.	13,200	334,488
PC Connection, Inc.	22,200	362,970
Plexus Corp.*	25,895	629,507
Power-One, Inc.*	59,600	247,340
RadiSys Corp.*	18,000	88,560
RealD, Inc.*	27,900	362,700
Richardson Electronics Ltd.	16,000	189,760
Rofin-Sinar Technologies, Inc.*	19,200	520,128
Rogers Corp.*	11,300	538,106
Sanmina Corp.*	50,800	577,088
ScanSource, Inc.*	21,400	603,908
SYNNEX Corp.*	18,000	666,000
TTM Technologies, Inc.*	50,711	385,404
Universal Display Corp.*	30,900	908,151
Viasystems Group, Inc.*	11,300	147,352
Vishay Precision Group, Inc.*	14,000	205,660
Zygo Corp.*	18,100	268,061

		22,635,648

Internet Software & Services (2.7%)
Active Network, Inc.*	22,800	95,532
Angie’s List, Inc.*	27,700	547,352
Bankrate, Inc.*	35,933	429,040
Bazaarvoice, Inc.*	2,800	20,496
Blucora, Inc.*	28,400	439,632
Brightcove, Inc.*	23,200	144,072
Carbonite, Inc.*	22,400	245,280
comScore, Inc.*	22,900	384,262
Constant Contact, Inc.*	20,500	266,090
Cornerstone OnDemand, Inc.*	26,200	893,420
CoStar Group, Inc.*	169,214	18,522,164
Dealertrack Technologies, Inc.*	546,868	16,066,982
Demand Media, Inc.*	25,600	220,928
Demandware, Inc.*	9,300	235,755
Dice Holdings, Inc.*	34,800	352,524
Digital River, Inc.*	27,000	381,780
EarthLink, Inc.	75,000	406,500
Envestnet, Inc.*	17,500	306,425
ExactTarget, Inc.*	12,000	279,240
Internap Network Services Corp.*	37,000	345,950
IntraLinks Holdings, Inc.*	33,200	211,152
j2 Global, Inc.	32,900	1,290,009
Keynote Systems, Inc.	23,500	328,060
Limelight Networks, Inc.*	70,400	145,024
Liquidity Services, Inc.*	18,300	545,523
LivePerson, Inc.*	37,800	513,324
LogMeIn, Inc.*	14,600	280,612
Marchex, Inc., Class B	2,900	12,209
Market Leader, Inc.*	100	896
Millennial Media, Inc.*	20,200	128,270
Monster Worldwide, Inc.*	94,300	478,101
Move, Inc.*	27,375	327,131
NIC, Inc.	45,895	879,348
OpenTable, Inc.*	16,900	1,064,362
Perficient, Inc.*	19,700	229,702
QuinStreet, Inc.*	11,600	69,252
RealNetworks, Inc.*	16,950	130,685
Responsys, Inc.*	12,300	108,855
Saba Software, Inc.*	30,400	241,680
SciQuest, Inc.*	15,700	377,428
SPS Commerce, Inc.*	12,300	524,841
Stamps.com, Inc.*	8,800	219,736
support.com, Inc.*	34,200	142,956
Synacor, Inc.*	10,600	31,694
TechTarget, Inc.*	29,800	145,722
Travelzoo, Inc.*	4,600	98,302
United Online, Inc.	56,300	339,489
Unwired Planet, Inc.*	55,700	123,654
ValueClick, Inc.*	60,300	1,781,865
VistaPrint N.V.*	28,800	1,113,408
Vocus, Inc.*	13,600	192,440
Web.com Group, Inc.*	24,300	415,044
WebMD Health Corp.*	39,400	958,208
XO Group, Inc.*	22,600	226,000
Yelp, Inc.*	12,500	296,375
Zix Corp.*	57,900	207,282

		54,762,063

IT Services (1.5%)
Acxiom Corp.*	58,200	1,187,280
CACI International, Inc., Class A*	21,900	1,267,353
Cardtronics, Inc.*	30,900	848,514
Cass Information Systems, Inc.	5,401	227,058
CIBER, Inc.*	47,600	223,720
Computer Task Group, Inc.	20,900	447,051
Convergys Corp.	90,700	1,544,621
CSG Systems International, Inc.*	22,600	478,894
EPAM Systems, Inc.*	2,700	62,721
Euronet Worldwide, Inc.*	36,940	973,000
ExlService Holdings, Inc.*	18,200	598,416
Forrester Research, Inc.	10,500	332,325
Global Cash Access Holdings, Inc.*	46,100	325,005
Hackett Group, Inc.	41,200	188,284
Heartland Payment Systems, Inc.	26,700	880,299
Higher One Holdings, Inc.*	22,000	195,580
iGATE Corp.*	22,300	419,463
Lionbridge Technologies, Inc.*	112,991	437,275
ManTech International Corp., Class A	14,700	394,989
MAXIMUS, Inc.	156,950	12,551,291
MoneyGram International, Inc.*	11,100	200,910
Sapient Corp.*	95,800	1,167,802
ServiceSource International, Inc.*	38,600	272,902
Sykes Enterprises, Inc.*	24,228	386,679
Syntel, Inc.	11,050	746,096
TeleTech Holdings, Inc.*	18,400	390,264
Unisys Corp.*	41,489	943,875
Virtusa Corp.*	15,800	375,408
WEX, Inc.*	29,200	2,292,200

		30,359,275

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Energy Industries, Inc.*	24,400	446,520
Alpha & Omega Semiconductor Ltd.*	39,525	350,982
Amkor Technology, Inc.*	73,200	292,800
ANADIGICS, Inc.*	110,900	221,800
Applied Micro Circuits Corp.*	45,300	336,126
ATMI, Inc.*	20,400	457,572
Axcelis Technologies, Inc.*	115,900	144,875
AXT, Inc.*	23,500	69,090
Brooks Automation, Inc.	40,700	414,326
Cabot Microelectronics Corp.*	17,000	590,750
Cavium, Inc.*	354,870	13,772,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CEVA, Inc.*	14,300	$223,080
Cirrus Logic, Inc.*	48,500	1,103,375
Cohu, Inc.	14,300	133,848
Cree, Inc.*	222,867	12,193,053
Cymer, Inc.*	23,400	2,248,740
Diodes, Inc.*	21,300	446,874
DSP Group, Inc.*	33,200	267,924
Entegris, Inc.*	106,800	1,053,048
Entropic Communications, Inc.*	66,000	268,620
Exar Corp.*	24,000	252,000
Fairchild Semiconductor International, Inc.*	873,980	12,358,077
First Solar, Inc.*	46,800	1,261,728
FormFactor, Inc.*	30,900	145,230
GSI Technology, Inc.*	31,900	210,221
GT Advanced Technologies, Inc.*	90,378	297,344
Hittite Microwave Corp.*	22,500	1,362,600
Inphi Corp.*	14,400	150,480
Integrated Device Technology, Inc.*	103,800	775,386
Integrated Silicon Solution, Inc.*	20,800	190,736
International Rectifier Corp.*	53,800	1,137,870
Intersil Corp., Class A	99,100	863,161
IXYS Corp.	19,400	186,046
Kopin Corp.*	57,800	213,860
Lattice Semiconductor Corp.*	68,400	372,780
LTX-Credence Corp.*	32,700	197,508
MA-COM Technology Solutions Holdings, Inc.*	13,300	213,731
MaxLinear, Inc., Class A*	37,300	231,260
MEMC Electronic Materials, Inc.*	179,500	789,800
Micrel, Inc.	32,500	341,575
Microsemi Corp.*	65,300	1,513,001
Mindspeed Technologies, Inc.*	22,300	74,259
MKS Instruments, Inc.	40,100	1,090,720
Monolithic Power Systems, Inc.	22,700	553,199
MoSys, Inc.*	40,500	190,755
Nanometrics, Inc.*	16,400	236,652
NeoPhotonics Corp.*	31,000	158,410
NVE Corp.*	3,600	203,112
OmniVision Technologies, Inc.*	38,600	531,908
PDF Solutions, Inc.*	18,400	294,768
Pericom Semiconductor Corp.*	15,300	104,193
Photronics, Inc.*	44,500	297,260
PLX Technology, Inc.*	26,700	121,752
Power Integrations, Inc.	26,000	1,128,660
Rambus, Inc.*	70,500	395,505
RF Micro Devices, Inc.*	187,700	998,564
Rubicon Technology, Inc.*	13,000	85,800
Rudolph Technologies, Inc.*	20,000	235,600
Semtech Corp.*	46,400	1,642,096
Sigma Designs, Inc.*	21,900	106,653
Silicon Image, Inc.*	52,400	254,664
Spansion, Inc., Class A*	36,100	464,607
STR Holdings, Inc.*	14,100	30,597
SunPower Corp.*	38,800	447,752
Supertex, Inc.	7,392	164,176
Teradyne, Inc.*	524,310	8,504,308
Tessera Technologies, Inc.	32,600	611,250
TriQuint Semiconductor, Inc.*	116,100	586,305
Ultra Clean Holdings, Inc.*	21,100	137,150
Ultratech, Inc.*	16,700	660,151
Veeco Instruments, Inc.*	271,960	10,424,227
Volterra Semiconductor Corp.*	19,700	279,740

		89,115,095

Software (5.8%)
Accelrys, Inc.*	35,661	348,051
ACI Worldwide, Inc.*	30,900	1,509,774
Actuate Corp.*	30,400	182,400
Advent Software, Inc.*	21,000	587,370
American Software, Inc., Class A	27,400	227,968
ANSYS, Inc.*	125,350	10,205,997
Aspen Technology, Inc.*	438,113	14,146,669
AVG Technologies N.V.*	29,100	405,072
Blackbaud, Inc.	34,100	1,010,383
Bottomline Technologies (de), Inc.*	23,900	681,389
BroadSoft, Inc.*	21,400	566,458
Cadence Design Systems, Inc.*	1,196,950	16,673,513
Callidus Software, Inc.*	11,400	52,098
CommVault Systems, Inc.*	34,700	2,844,706
Comverse, Inc.*	17,040	477,802
Digimarc Corp.	7,800	171,366
Ebix, Inc.	18,009	292,106
Ellie Mae, Inc.*	16,800	404,040
Envivio, Inc.*	36,600	62,220
EPIQ Systems, Inc.	21,100	296,033
ePlus, Inc.	9,900	457,479
Fair Isaac Corp.	28,400	1,297,596
FalconStor Software, Inc.*	33,400	89,512
Fortinet, Inc.*	412,787	9,774,796
Glu Mobile, Inc.*	40,700	121,286
Guidance Software, Inc.*	32,400	351,540
Guidewire Software, Inc.*	12,500	480,500
Imperva, Inc.*	8,600	331,100
Infoblox, Inc.*	12,600	273,420
Interactive Intelligence Group, Inc.*	10,200	452,370
Jive Software, Inc.*	2,100	31,920
Manhattan Associates, Inc.*	14,900	1,106,921
Mentor Graphics Corp.	80,700	1,456,635
MicroStrategy, Inc., Class A*	5,900	596,372
Monotype Imaging Holdings, Inc.	25,800	612,750
NetScout Systems, Inc.*	26,800	658,476
Pegasystems, Inc.	12,700	356,616
Pervasive Software, Inc.*	200	1,834
Progress Software Corp.*	43,650	994,347
Proofpoint, Inc.*	15,200	256,272
PROS Holdings, Inc.*	16,700	453,739
PTC, Inc.*	91,300	2,327,237
QLIK Technologies, Inc.*	66,410	1,715,370
RealPage, Inc.*	27,800	575,738
Rosetta Stone, Inc.*	18,300	281,454
SeaChange International, Inc.*	16,200	192,618
ServiceNow, Inc.*	370,305	13,405,041
SolarWinds, Inc.*	221,406	13,085,095
Sourcefire, Inc.*	21,500	1,273,445
SS&C Technologies Holdings, Inc.*	26,300	788,474
Synchronoss Technologies, Inc.*	19,000	589,570
Take-Two Interactive Software, Inc.*	60,800	981,920
Tangoe, Inc.*	23,200	287,448
Telenav, Inc.*	61,500	396,675
TiVo, Inc.*	83,700	1,037,043
Tyler Technologies, Inc.*	24,100	1,476,366
Ultimate Software Group, Inc.*	20,700	2,156,112
VASCO Data Security International, Inc.*	24,200	204,248
Verint Systems, Inc.*	37,321	1,364,083
VirnetX Holding Corp.*	31,200	598,104
Websense, Inc.*	28,200	423,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	31,906	$1,966,367

		116,426,304

Total Information Technology		379,382,762

Materials (3.5%)
Chemicals (2.0%)
A. Schulman, Inc.	18,100	571,236
ADA-ES, Inc.*	7,700	204,589
American Vanguard Corp.	23,000	702,420
Arabian American Development Co.*	23,900	201,477
Axiall Corp.	53,100	3,300,696
Balchem Corp.	20,800	913,952
Calgon Carbon Corp.*	36,300	657,030
Chemtura Corp.*	82,600	1,784,986
Ferro Corp.*	65,854	444,515
Flotek Industries, Inc.*	35,800	585,330
FutureFuel Corp.	21,873	265,757
GSE Holding, Inc.*	19,800	163,548
H.B. Fuller Co.	41,600	1,625,728
Hawkins, Inc.	6,900	275,655
Innophos Holdings, Inc.	17,000	927,520
Innospec, Inc.	17,000	752,760
KMG Chemicals, Inc.	12,900	250,776
Koppers Holdings, Inc.	13,500	593,730
Kraton Performance Polymers, Inc.*	22,900	535,860
Landec Corp.*	29,900	432,653
LSB Industries, Inc.*	11,500	399,970
Minerals Technologies, Inc.	30,200	1,253,602
Olin Corp.	56,600	1,427,452
OM Group, Inc.*	24,600	577,608
OMNOVA Solutions, Inc.*	25,400	194,818
PolyOne Corp.	739,517	18,051,610
Quaker Chemical Corp.	10,100	596,102
Sensient Technologies Corp.	35,600	1,391,604
Stepan Co.	11,600	731,960
Tredegar Corp.	20,500	603,520
Zep, Inc.	10,300	154,603
Zoltek Cos., Inc.*	18,200	217,490

		40,790,557

Construction Materials (0.2%)
Eagle Materials, Inc.	35,400	2,358,702
Headwaters, Inc.*	46,200	503,580
Texas Industries, Inc.*	15,300	965,583
United States Lime & Minerals, Inc.*	3,400	180,846

		4,008,711

Containers & Packaging (0.1%)
AEP Industries, Inc.*	7,600	545,756
Berry Plastics Group, Inc.*	22,400	426,720
Boise, Inc.	70,100	607,066
Graphic Packaging Holding Co.*	110,778	829,727
Myers Industries, Inc.	19,600	273,616
UFP Technologies, Inc.*	100	1,969

		2,684,854

Metals & Mining (0.7%)
A.M. Castle & Co.*	14,700	257,250
AK Steel Holding Corp.	86,000	284,660
AMCOL International Corp.	18,000	543,420
Century Aluminum Co.*	40,700	315,018
Coeur d’Alene Mines Corp.*	65,370	1,232,878
General Moly, Inc.*	54,700	120,887
Globe Specialty Metals, Inc.	45,200	629,184
Gold Reserve, Inc.*	57,000	159,600
Gold Resource Corp.	20,400	265,812
Golden Minerals Co.*	35,700	84,966
Golden Star Resources Ltd.*	174,300	278,880
Handy & Harman Ltd.*	700	10,773
Haynes International, Inc.	11,800	652,540
Hecla Mining Co.	222,100	877,295
Horsehead Holding Corp.*	30,500	331,840
Kaiser Aluminum Corp.	15,000	969,750
Materion Corp.	14,300	407,550
McEwen Mining, Inc.*	153,400	438,724
Metals USA Holdings Corp.	6,300	130,095
Midway Gold Corp.*	135,700	165,554
Noranda Aluminum Holding Corp.	18,700	83,963
Olympic Steel, Inc.	6,600	157,740
Paramount Gold and Silver Corp.*	71,400	159,222
Revett Minerals, Inc.*	1,100	2,508
RTI International Metals, Inc.*	19,000	602,110
Schnitzer Steel Industries, Inc., Class A	19,600	522,536
Stillwater Mining Co.*	103,275	1,335,346
SunCoke Energy, Inc.*	50,430	823,522
U.S. Antimony Corp.*	58,500	101,205
U.S. Silica Holdings, Inc.	9,100	214,578
Universal Stainless & Alloy Products, Inc.*	5,200	189,020
Vista Gold Corp.*	66,700	144,072
Worthington Industries, Inc.	41,799	1,294,933

		13,787,431

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.	30,600	916,470
Clearwater Paper Corp.*	18,128	955,164
Deltic Timber Corp.	7,100	487,912
KapStone Paper and Packaging Corp.	31,400	872,920
Louisiana-Pacific Corp.*	107,600	2,324,160
Neenah Paper, Inc.	10,100	310,676
P.H. Glatfelter Co.	29,400	687,372
Resolute Forest Products*	63,000	1,019,340
Schweitzer-Mauduit International, Inc.	22,800	883,044
Wausau Paper Corp.	30,600	329,868

		8,786,926

Total Materials		70,058,479

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	62,900	430,865
Atlantic Tele-Network, Inc.	8,300	402,633
Cbeyond, Inc.*	30,700	228,101
Cincinnati Bell, Inc.*	152,000	495,520
Cogent Communications Group, Inc.	45,100	1,190,640
Consolidated Communications Holdings, Inc.	31,077	545,401
Fairpoint Communications, Inc.*	27,100	202,437
General Communication, Inc., Class A*	29,900	274,183
Hawaiian Telcom Holdco, Inc.*	300	6,921
HickoryTech Corp.	200	2,030
IDT Corp., Class B	13,600	164,016
inContact, Inc.*	42,200	341,398
Iridium Communications, Inc.*	38,700	232,974
Lumos Networks Corp.	7,100	95,708
magicJack VocalTec Ltd.*	13,900	194,600
Neutral Tandem, Inc.	5,150	16,841
ORBCOMM, Inc.*	2,900	15,109
Premiere Global Services, Inc.*	34,199	375,847
Primus Telecommunications Group, Inc.	14,400	159,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Towerstream Corp.*	65,200	$145,396
tw telecom, Inc.*	177,873	4,480,621
Vonage Holdings Corp.*	90,900	262,701

		10,263,062

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	29,800	164,496
Leap Wireless International, Inc.*	29,500	173,755
NTELOS Holdings Corp.	28,800	368,928
Shenandoah Telecommunications Co.	14,164	215,718
USA Mobility, Inc.	13,343	177,061

		1,099,958

Total Telecommunication Services		11,363,020

Utilities (1.7%)
Electric Utilities (0.7%)
ALLETE, Inc.	29,700	1,455,894
Cleco Corp.	43,400	2,041,102
El Paso Electric Co.	27,800	935,470
Empire District Electric Co.	27,825	623,280
IDACORP, Inc.	39,000	1,882,530
MGE Energy, Inc.	15,400	853,776
Otter Tail Corp.	25,300	787,842
PNM Resources, Inc.	58,000	1,350,820
Portland General Electric Co.	54,600	1,656,018
UIL Holdings Corp.	38,050	1,506,399
Unitil Corp.	10,900	306,617
UNS Energy Corp.	31,300	1,531,822

		14,931,570

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	5,360	262,908
Delta Natural Gas Co., Inc.	12,300	268,878
Laclede Group, Inc.	14,800	631,960
New Jersey Resources Corp.	32,900	1,475,565
Northwest Natural Gas Co.	20,100	880,782
Piedmont Natural Gas Co., Inc.#	54,000	1,775,520
South Jersey Industries, Inc.	22,600	1,256,334
Southwest Gas Corp.	36,100	1,713,306
WGL Holdings, Inc.	40,300	1,777,230

		10,042,483

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	83,090	409,634
Genie Energy Ltd., Class B	44,700	413,922
Ormat Technologies, Inc.	12,300	253,995

		1,077,551

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,134,360
Black Hills Corp.	31,700	1,396,068
CH Energy Group, Inc.	10,900	712,751
NorthWestern Corp.	31,491	1,255,231

		4,498,410

Water Utilities (0.2%)
American States Water Co.	17,300	995,961
Artesian Resources Corp., Class A	10,300	231,441
Cadiz, Inc.*	25,138	169,933
California Water Service Group	25,800	513,420
Connecticut Water Service, Inc.	8,600	251,378
Consolidated Water Co., Ltd.	32,000	316,800
Middlesex Water Co.	11,300	220,576
SJW Corp.	10,800	286,200
York Water Co.	9,300	174,840

		3,160,549

Total Utilities		33,710,563

Total Common Stocks (99.1%) (Cost $1,359,726,133)		1,995,352,575

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $3,174)	200	3,858

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	13,248

Total Financials		13,248

Total Corporate Bonds		13,248

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		13,248

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/14/13(b)* (Cost $—)	7,020	913

Total Investments (99.1%) (Cost $1,359,743,707)		1,995,370,594
Other Assets Less Liabilities (0.9%)		18,732,201

Net Assets (100%)		$2,014,102,795

*	Non-income producing.

†	Securities (totaling $10,830 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,531,561.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	22	June-13	$2,008,635	$2,087,580	$78,945

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$322,092,637	$—	$—	$322,092,637
Consumer Staples	52,392,570	—	—	52,392,570
Energy	123,380,149	—	—	123,380,149
Financials	322,641,223	—	—	322,641,223
Health Care	270,378,042	—	10,830	270,388,872
Industrials	409,942,300	—	—	409,942,300
Information Technology	379,382,762	—	—	379,382,762
Materials	70,058,479	—	—	70,058,479
Telecommunication Services	11,363,020	—	—	11,363,020
Utilities	33,710,563	—	—	33,710,563
Corporate Bonds
Financials	—	13,248	—	13,248
Futures	78,945	—	—	78,945
Investment Companies
Investment Companies	3,858	—	—	3,858
Warrants
Energy	—	913	—	913

Total Assets	$1,995,424,548	$14,161	$10,830	$1,995,449,539

Total Liabilities	$—	$—	$—	$—

Total	$1,995,424,548	$14,161	$10,830	$1,995,449,539

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Health Care†
Balance as of 12/31/12	$10,830
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$10,830

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for period ending 3/31/13.	$—

†	Security held at $0 Cost.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$206,036,076
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$244,520,902

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$685,495,918
Aggregate gross unrealized depreciation	(62,243,881)

Net unrealized appreciation	$623,252,037

Federal income tax cost of investments	$1,372,118,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (1.8%)
American Axle & Manufacturing
Holdings, Inc.*	5,502	$75,102
Autoliv, Inc.	35,000	2,419,900
Cooper Tire & Rubber Co.	5,174	132,765
Dana Holding Corp.	12,327	219,790
Dorman Products, Inc.	2,030	75,536
Drew Industries, Inc.	31,894	1,158,071
Exide Technologies, Inc.*	6,498	17,545
Federal-Mogul Corp.*	1,562	9,419
Fuel Systems Solutions, Inc.*	1,258	20,719
Gentex Corp.	109,000	2,181,090
Gentherm, Inc.*	2,368	38,788
Modine Manufacturing Co.*	3,765	34,261
Shiloh Industries, Inc.	548	5,902
Spartan Motors, Inc.	2,990	15,877
Standard Motor Products, Inc.	1,646	45,627
Stoneridge, Inc.*	2,255	17,206
Superior Industries International, Inc.	1,897	35,436
Tenneco, Inc.*	5,038	198,044
Tower International, Inc.*	528	7,392

		6,708,470

Automobiles (1.3%)
Thor Industries, Inc.	107,100	3,940,209
Winnebago Industries, Inc.*	49,276	1,017,057

		4,957,266

Distributors (0.1%)
Core-Mark Holding Co., Inc.	965	49,514
Pool Corp.	3,947	189,456
VOXX International Corp.*	1,609	17,232
Weyco Group, Inc.	544	13,334

		269,536

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	1,474	51,428
Ascent Capital Group, Inc., Class A*	1,175	87,467
Bridgepoint Education, Inc.*	1,553	15,887
Bright Horizons Family Solutions, Inc.*	917	30,985
Capella Education Co.*	1,005	31,296
Career Education Corp.*	4,398	10,423
Carriage Services, Inc.	1,317	27,986
Coinstar, Inc.*	2,304	134,600
Collectors Universe	431	5,073
Corinthian Colleges, Inc.*	6,805	14,290
Education Management Corp.*	2,248	8,250
Grand Canyon Education, Inc.*	3,341	84,828
Hillenbrand, Inc.	70,608	1,784,970
K12, Inc.*	2,169	52,295
LifeLock, Inc.*	1,295	12,471
Lincoln Educational Services Corp.	1,920	11,251
Mac-Gray Corp.	1,056	13,517
Matthews International Corp., Class A	2,317	80,840
National American University Holdings, Inc.	655	2,555
Regis Corp.	126,742	2,305,437
Sotheby’s, Inc.	5,641	211,030
Steiner Leisure Ltd.*	1,264	61,127
Stewart Enterprises, Inc., Class A	6,003	55,768
Strayer Education, Inc.	1,011	48,912
Universal Technical Institute, Inc.	1,822	23,012

		5,165,698

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	2,062	74,912
Ameristar Casinos, Inc.	2,709	71,057
Biglari Holdings, Inc.*	101	37,692
BJ’s Restaurants, Inc.*	2,028	67,492
Bloomin’ Brands, Inc.*	1,426	25,483
Bluegreen Corp.*	1,226	12,064
Bob Evans Farms, Inc.	2,445	104,206
Boyd Gaming Corp.*	4,752	39,299
Bravo Brio Restaurant Group, Inc.*	1,649	26,104
Buffalo Wild Wings, Inc.*	1,544	135,146
Caesars Entertainment Corp.*	3,114	49,388
Carrols Restaurant Group, Inc.*	1,094	5,678
CEC Entertainment, Inc.	1,499	49,092
Cheesecake Factory, Inc.	4,505	173,938
Churchill Downs, Inc.	1,047	73,332
Chuy’s Holdings, Inc.*	479	15,606
Cracker Barrel Old Country Store, Inc.	1,598	129,198
Del Frisco’s Restaurant Group, Inc.*	324	5,378
Denny’s Corp.*	8,187	47,239
DineEquity, Inc.	1,258	86,538
Domino’s Pizza, Inc.	4,826	248,249
Einstein Noah Restaurant Group, Inc.	527	7,815
Fiesta Restaurant Group, Inc.*	1,388	36,879
Frisch’s Restaurants, Inc.	243	4,359
Ignite Restaurant Group, Inc.*	571	8,382
International Speedway Corp., Class A	2,296	75,033
Interval Leisure Group, Inc.	3,236	70,351
Isle of Capri Casinos, Inc.*	1,714	10,781
Jack in the Box, Inc.*	3,684	127,430
Jamba, Inc.*	6,821	19,440
Krispy Kreme Doughnuts, Inc.*	4,944	71,391
Life Time Fitness, Inc.*	3,597	153,880
Luby’s, Inc.*	1,763	13,187
Marcus Corp.	1,437	17,948
Marriott Vacations Worldwide Corp.*	2,232	95,775
Monarch Casino & Resort, Inc.*	819	7,969
Morgans Hotel Group Co.*	1,923	11,384
MTR Gaming Group, Inc.*	1,912	6,310
Multimedia Games Holding Co., Inc.*	2,269	47,354
Nathan’s Famous, Inc.*	219	9,253
Orient-Express Hotels Ltd., Class A*	8,129	80,152
Papa John’s International, Inc.*	1,428	88,279
Pinnacle Entertainment, Inc.*	4,912	71,813
Premier Exhibitions, Inc.*	2,199	5,849
Red Lion Hotels Corp.*	1,188	8,447
Red Robin Gourmet Burgers, Inc.*	1,215	55,404
Ruby Tuesday, Inc.*	5,272	38,855
Ruth’s Hospitality Group, Inc.*	2,990	28,525
Scientific Games Corp., Class A*	4,187	36,636
SHFL Entertainment, Inc.*	4,578	75,857
Six Flags Entertainment Corp.	3,095	224,326
Sonic Corp.*	4,746	61,129
Speedway Motorsports, Inc.	946	17,019
Texas Roadhouse, Inc.	5,227	105,533
Town Sports International Holdings, Inc.	1,988	18,807
Vail Resorts, Inc.	3,010	187,583
WMS Industries, Inc.*	4,539	114,428

		3,490,654

Household Durables (2.3%)
American Greetings Corp., Class A	2,561	41,232
Bassett Furniture Industries, Inc.	928	14,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Beazer Homes USA, Inc.*	2,099	$33,248
Blyth, Inc.	866	15,034
Cavco Industries, Inc.*	548	26,068
CSS Industries, Inc.	819	21,269
Ethan Allen Interiors, Inc.	2,007	66,071
Flexsteel Industries, Inc.	363	8,981
Harman International Industries, Inc.	25,800	1,151,454
Helen of Troy Ltd.*	2,650	101,654
Hooker Furniture Corp.	58,886	938,643
Hovnanian Enterprises, Inc., Class A*	8,919	51,463
iRobot Corp.*	2,253	57,812
KB Home	6,514	141,810
La-Z-Boy, Inc.	141,925	2,678,125
Libbey, Inc.*	1,695	32,764
Lifetime Brands, Inc.	886	10,109
M.D.C. Holdings, Inc.	32,356	1,185,847
M/I Homes, Inc.*	61,625	1,506,731
Meritage Homes Corp.*	2,555	119,727
NACCO Industries, Inc., Class A	442	23,585
Ryland Group, Inc.	3,726	155,076
Skullcandy, Inc.*	1,393	7,355
Standard Pacific Corp.*	9,685	83,678
TRI Pointe Homes, Inc.*	1,163	23,435
Universal Electronics, Inc.*	1,191	27,691
Zagg, Inc.*	2,195	15,980

		8,539,653

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,060	10,238
Blue Nile, Inc.*	1,025	35,311
CafePress, Inc.*	407	2,446
Geeknet, Inc.*	367	5,421
HSN, Inc.	2,983	163,647
Kayak Software Corp.*	274	10,949
Nutrisystem, Inc.	2,435	20,649
Orbitz Worldwide, Inc.*	1,999	11,414
Overstock.com, Inc.*	1,017	12,530
PetMed Express, Inc.	1,685	22,604
Shutterfly, Inc.*	3,005	132,731
U.S. Auto Parts Network, Inc.*	1,115	1,338
Vitacost.com, Inc.*	1,775	12,833

		442,111

Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.*	1,054	46,060
Black Diamond, Inc.*	1,793	16,334
Brunswick Corp.	70,138	2,400,122
Callaway Golf Co.	5,533	36,629
JAKKS Pacific, Inc.	1,725	18,095
Johnson Outdoors, Inc., Class A*	475	11,324
LeapFrog Enterprises, Inc.*	4,314	36,928
Marine Products Corp.	965	7,102
Smith & Wesson Holding Corp.*	5,554	49,986
Steinway Musical Instruments, Inc.*	613	14,724
Sturm Ruger & Co., Inc.	1,608	81,574

		2,718,878

Media (0.4%)
Arbitron, Inc.	2,206	103,395
Beasley Broadcasting Group, Inc., Class A	355	2,095
Belo Corp., Class A	7,799	76,664
Carmike Cinemas, Inc.*	1,511	27,379
Central European Media Enterprises Ltd., Class A*	3,144	13,268
Crown Media Holdings, Inc., Class A*	2,747	5,631
Cumulus Media, Inc., Class A*	4,812	16,216
Daily Journal Corp.*	84	9,324
Digital Generation, Inc.*	2,362	15,188
Entercom Communications Corp., Class A*	2,022	15,044
Entravision Communications Corp., Class A	4,089	13,044
EW Scripps Co., Class A*	2,565	30,857
Fisher Communications, Inc.	746	29,273
Global Sources Ltd.*	1,620	12,247
Harte-Hanks, Inc.	3,777	29,423
Journal Communications, Inc., Class A*	3,391	22,788
LIN TV Corp., Class A*	2,640	29,014
Lions Gate Entertainment Corp.*	6,633	157,666
Live Nation Entertainment, Inc.*	11,697	144,692
Martha Stewart Living Omnimedia, Inc., Class A*	2,415	6,376
McClatchy Co., Class A*	4,584	13,294
MDC Partners, Inc., Class A	2,115	34,200
Meredith Corp.	3,031	115,966
National CineMedia, Inc.	4,594	72,493
New York Times Co., Class A*	11,338	111,112
Nexstar Broadcasting Group, Inc., Class A	913	16,434
Outdoor Channel Holdings, Inc.	1,303	11,623
ReachLocal, Inc.*	845	12,641
Reading International, Inc., Class A*	1,429	8,002
Rentrak Corp.*	733	16,111
Saga Communications, Inc., Class A	390	18,041
Salem Communications Corp., Class A	874	6,931
Scholastic Corp.	2,197	58,550
Shutterstock, Inc.*	426	19,162
Sinclair Broadcast Group, Inc., Class A	4,212	85,251
Valassis Communications, Inc.	3,291	98,302
Value Line, Inc.	188	1,771
World Wrestling Entertainment, Inc., Class A	2,314	20,409

		1,479,877

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	949	12,337
Fred’s, Inc., Class A	3,144	43,010
Gordmans Stores, Inc.*	738	8,642
Saks, Inc.*	8,632	99,009
Tuesday Morning Corp.*	3,600	27,936

		190,934

Specialty Retail (5.1%)
Aeropostale, Inc.*	6,846	93,106
America’s Car-Mart, Inc.*	631	29,493
ANN, Inc.*	4,104	119,098
Asbury Automotive Group, Inc.*	2,317	85,011
Barnes & Noble, Inc.*	2,451	40,319
bebe stores, Inc.	3,252	13,561
Big 5 Sporting Goods Corp.	1,409	21,995
Body Central Corp.*	1,381	12,981
Brown Shoe Co., Inc.	123,630	1,978,080
Buckle, Inc.	2,294	107,015
Cabela’s, Inc.*	3,900	237,042
Cato Corp., Class A	57,063	1,377,501
Children’s Place Retail Stores, Inc.*	2,001	89,685
Citi Trends, Inc.*	1,268	12,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Conn’s, Inc.*	1,413	$50,727
Destination Maternity Corp.	1,138	26,629
Destination XL Group, Inc.*	3,423	17,423
Express, Inc.*	7,501	133,593
Finish Line, Inc., Class A	4,191	82,102
Five Below, Inc.*	932	35,313
Francesca’s Holdings Corp.*	2,909	83,372
GameStop Corp., Class A	70,000	1,957,900
Genesco, Inc.*	2,020	121,382
Group 1 Automotive, Inc.	56,902	3,418,103
Haverty Furniture Cos., Inc.	1,652	33,965
hhgregg, Inc.*	1,058	11,691
Hibbett Sports, Inc.*	2,192	123,344
Hot Topic, Inc.	3,582	49,718
Jos. A. Bank Clothiers, Inc.*	33,800	1,348,620
Kirkland’s, Inc.*	1,069	12,251
Lithia Motors, Inc., Class A	1,802	85,559
Lumber Liquidators Holdings, Inc.*	2,304	161,787
MarineMax, Inc.*	1,734	23,565
Mattress Firm Holding Corp.*	880	30,395
Men’s Wearhouse, Inc.	82,197	2,747,024
Monro Muffler Brake, Inc.	2,547	101,141
New York & Co., Inc.*	2,296	9,391
Office Depot, Inc.*	23,780	93,455
OfficeMax, Inc.	7,261	84,300
Orchard Supply Hardware Stores Corp., Class A*	157	622
Penske Automotive Group, Inc.	3,569	119,062
PEP Boys-Manny, Moe & Jack*	61,624	726,547
Perfumania Holdings, Inc.*	419	2,413
Pier 1 Imports, Inc.	62,125	1,428,875
RadioShack Corp.	8,573	28,805
Rent-A-Center, Inc.	4,944	182,631
Restoration Hardware Holdings, Inc.*	449	15,715
rue21, Inc.*	1,302	38,266
Select Comfort Corp.*	4,767	94,244
Shoe Carnival, Inc.	1,137	23,240
Sonic Automotive, Inc., Class A	3,539	78,424
Stage Stores, Inc.	2,596	67,184
Stein Mart, Inc.	2,389	20,020
Systemax, Inc.	909	8,999
Tilly’s, Inc., Class A*	785	9,985
Vitamin Shoppe, Inc.*	2,452	119,780
West Marine, Inc.*	76,761	877,378
Wet Seal, Inc., Class A*	7,544	22,783
Winmark Corp.	179	11,275
Zumiez, Inc.*	1,774	40,625

		18,977,482

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.	651	8,919
Columbia Sportswear Co.	1,019	58,980
Crocs, Inc.*	7,440	110,261
Culp, Inc.	749	11,917
Delta Apparel, Inc.*	572	9,421
Fifth & Pacific Cos., Inc.*	9,997	188,743
G-III Apparel Group Ltd.*	1,398	56,074
Iconix Brand Group, Inc.*	5,398	139,646
Jones Group, Inc.	6,781	86,254
K-Swiss, Inc., Class A*	2,348	11,129
Maidenform Brands, Inc.*	67,102	1,176,298
Movado Group, Inc.	1,518	50,883
Oxford Industries, Inc.	1,159	61,543
Perry Ellis International, Inc.	991	18,026
Quiksilver, Inc.*	10,839	65,793
R.G. Barry Corp.	660	8,837
Skechers U.S.A., Inc., Class A*	3,137	66,348
Steven Madden Ltd.*	3,270	141,068
True Religion Apparel, Inc.	2,157	56,319
Tumi Holdings, Inc.*	1,773	37,127
Unifi, Inc.*	1,202	22,958
Vera Bradley, Inc.*	1,705	40,289
Wolverine World Wide, Inc.	4,075	180,808

		2,607,641

Total Consumer Discretionary		55,548,200

Consumer Staples (1.1%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	660	105,362
Central European Distribution Corp.*	5,561	1,863
Coca-Cola Bottling Co. Consolidated	387	23,344
Craft Brew Alliance, Inc.*	819	6,093
National Beverage Corp.	890	12,505

		149,167

Food & Staples Retailing (0.3%)
Andersons, Inc.	1,489	79,691
Arden Group, Inc., Class A	91	9,199
Casey’s General Stores, Inc.	3,168	184,695
Chefs’ Warehouse, Inc.*	945	17,454
Harris Teeter Supermarkets, Inc.	3,625	154,824
Ingles Markets, Inc., Class A	930	19,976
Nash Finch Co.	1,045	20,461
Natural Grocers by Vitamin Cottage, Inc.*	461	10,396
Pantry, Inc.*	1,986	24,766
Pricesmart, Inc.	1,538	119,703
Rite Aid Corp.*	54,151	102,887
Roundy’s, Inc.	1,823	11,977
Spartan Stores, Inc.	1,848	32,432
SUPERVALU, Inc.	17,555	88,477
Susser Holdings Corp.*	918	46,919
United Natural Foods, Inc.*	4,073	200,392
Village Super Market, Inc., Class A	709	23,886
Weis Markets, Inc.	952	38,746

		1,186,881

Food Products (0.5%)
Alico, Inc.	276	12,765
Annie’s, Inc.*	435	16,643
B&G Foods, Inc.	4,356	132,815
Boulder Brands, Inc.*	5,090	45,708
Calavo Growers, Inc.	1,000	28,780
Cal-Maine Foods, Inc.	1,236	52,604
Chiquita Brands International, Inc.*	3,950	30,652
Darling International, Inc.*	9,881	177,463
Diamond Foods, Inc.*	1,882	31,731
Dole Food Co., Inc.*	3,102	33,812
Farmer Bros Co.*	619	9,099
Fresh Del Monte Produce, Inc.	3,102	83,692
Griffin Land & Nurseries, Inc.	225	6,761
Hain Celestial Group, Inc.*	3,077	187,943
Inventure Foods, Inc.*	1,108	8,620
J&J Snack Foods Corp.	1,236	95,036
John B. Sanfilippo & Son, Inc.	678	13,546
Lancaster Colony Corp.	1,542	118,734
Lifeway Foods, Inc.	455	6,325
Limoneira Co.	642	12,403
Omega Protein Corp.*	1,652	17,759
Pilgrim’s Pride Corp.*	5,109	46,952
Post Holdings, Inc.*	2,197	94,317

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sanderson Farms, Inc.	1,930	$105,417
Seaboard Corp.	26	72,800
Seneca Foods Corp., Class A*	657	21,694
Snyders-Lance, Inc.	3,704	93,563
Tootsie Roll Industries, Inc.	2,038	60,968
TreeHouse Foods, Inc.*	2,987	194,603

		1,813,205

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,278	26,945
Harbinger Group, Inc.*	3,582	29,587
Oil-Dri Corp. of America	391	10,647
Orchids Paper Products Co.	477	11,128
Spectrum Brands Holdings, Inc.	1,940	109,785
WD-40 Co.	1,340	73,392

		261,484

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,078	83,640
Female Health Co.	1,578	11,425
Inter Parfums, Inc.	1,377	33,640
Medifast, Inc.*	1,023	23,447
Nature’s Sunshine Products, Inc.	933	14,219
Nutraceutical International Corp.	695	12,058
Prestige Brands Holdings, Inc.*	4,158	106,819
Revlon, Inc., Class A*	929	20,772
Star Scientific, Inc.*	12,442	20,654
Synutra International, Inc.*	1,519	7,139
USANA Health Sciences, Inc.*	449	21,700

		355,513

Tobacco (0.1%)
Alliance One International, Inc.*	7,238	28,156
Universal Corp.	1,908	106,924
Vector Group Ltd.	4,648	74,926

		210,006

Total Consumer Staples		3,976,256

Energy (7.7%)
Energy Equipment & Services (5.8%)
Atwood Oceanics, Inc.*	50,500	2,653,270
Basic Energy Services, Inc.*	2,662	36,390
Bolt Technology Corp.	716	12,501
Bristow Group, Inc.	57,955	3,821,553
C&J Energy Services, Inc.*	3,705	84,844
Cal Dive International, Inc.*	8,144	14,659
Dawson Geophysical Co.*	684	20,520
Dril-Quip, Inc.*	3,352	292,194
Exterran Holdings, Inc.*	5,447	147,069
Forbes Energy Services Ltd.*	1,222	4,497
Forum Energy Technologies, Inc.*	1,907	54,845
Geospace Technologies Corp.*	1,067	115,151
Global Geophysical Services, Inc.*	1,779	4,359
Gulf Island Fabrication, Inc.	1,212	25,525
Gulfmark Offshore, Inc., Class A	2,203	85,829
Heckmann Corp.*	11,524	49,438
Helix Energy Solutions Group, Inc.*	115,485	2,642,297
Hercules Offshore, Inc.*	13,123	97,373
Hornbeck Offshore Services, Inc.*	2,977	138,311
ION Geophysical Corp.*	10,860	73,957
Key Energy Services, Inc.*	12,555	101,444
Lufkin Industries, Inc.	2,805	186,224
Matrix Service Co.*	2,119	31,573
Mitcham Industries, Inc.*	1,106	18,713
Natural Gas Services Group, Inc.*	836	16,101
Newpark Resources, Inc.*	7,556	70,120
Oil States International, Inc.*	31,000	2,528,670
Parker Drilling Co.*	10,054	43,031
PHI, Inc. (Non-Voting)*	1,075	36,776
Pioneer Energy Services Corp.*	5,265	43,436
RigNet, Inc.*	1,041	25,963
Rowan Cos., plc, Class A*	79,000	2,793,440
Tesco Corp.*	2,560	34,278
TETRA Technologies, Inc.*	6,378	65,438
TGC Industries, Inc.	1,237	12,246
Tidewater, Inc.	56,000	2,828,000
Unit Corp.*	45,100	2,054,305
Vantage Drilling Co.*	16,409	28,716
Willbros Group, Inc.*	3,383	33,221

		21,326,277

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	7,016	16,207
Adams Resources & Energy, Inc.	175	8,925
Alon USA Energy, Inc.	802	15,278
Amyris, Inc.*	2,545	7,839
Apco Oil and Gas International, Inc.	776	9,622
Approach Resources, Inc.*	2,803	68,982
Arch Coal, Inc.	17,886	97,121
Berry Petroleum Co., Class A	4,390	203,213
Bill Barrett Corp.*	3,957	80,208
Bonanza Creek Energy, Inc.*	846	32,715
BPZ Resources, Inc.*	8,874	20,144
Callon Petroleum Co.*	3,355	12,413
Carrizo Oil & Gas, Inc.*	3,300	85,041
Ceres, Inc.*	487	1,695
Clayton Williams Energy, Inc.*	444	19,416
Clean Energy Fuels Corp.*	5,410	70,330
Cloud Peak Energy, Inc.*	5,059	95,008
Comstock Resources, Inc.*	3,944	64,090
Contango Oil & Gas Co.	1,025	41,092
Crimson Exploration, Inc.*	1,644	4,702
Crosstex Energy, Inc.	3,359	64,694
CVR Energy, Inc.	1,403	72,423
Delek U.S. Holdings, Inc.	1,456	57,454
Diamondback Energy, Inc.*	1,128	30,275
Emerald Oil, Inc.*	945	6,653
Endeavour International Corp.*	3,907	11,526
Energen Corp.	30,000	1,560,300
Energy XXI Bermuda Ltd.	6,547	178,209
EPL Oil & Gas, Inc.*	2,313	62,012
Evolution Petroleum Corp.*	1,394	14,149
Forest Oil Corp.*	9,806	51,580
Frontline Ltd.*	4,438	10,385
FX Energy, Inc.*	4,467	15,009
GasLog Ltd.	2,037	26,196
Gastar Exploration Ltd.*	4,906	8,635
Gevo, Inc.*	2,248	5,036
Goodrich Petroleum Corp.*	2,254	35,275
Green Plains Renewable Energy, Inc.*	2,139	24,470
Gulfport Energy Corp.*	6,348	290,929
Halcon Resources Corp.*	9,225	71,863
Hallador Energy Co.	430	2,967
Harvest Natural Resources, Inc.*	3,132	10,993
Isramco, Inc.*	79	7,832
KiOR, Inc., Class A*	2,249	10,458
Knightsbridge Tankers Ltd.	2,149	17,622
Kodiak Oil & Gas Corp.*	21,998	199,962
Magnum Hunter Resources Corp.*	12,183	48,854
Matador Resources Co.*	1,171	10,375
McMoRan Exploration Co.*	8,522	139,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Midstates Petroleum Co., Inc.*	2,092	$17,887
Miller Energy Resources, Inc.*	2,614	9,698
Nordic American Tankers Ltd.	4,602	53,153
Northern Oil and Gas, Inc.*	5,333	76,689
Oasis Petroleum, Inc.*	6,649	253,127
Panhandle Oil and Gas, Inc., Class A	599	17,161
PDC Energy, Inc.*	2,509	124,371
Penn Virginia Corp.	4,396	17,760
PetroQuest Energy, Inc.*	4,858	21,570
Quicksilver Resources, Inc.*	10,159	22,858
Renewable Energy Group, Inc.*	610	4,691
Rentech, Inc.	18,526	43,536
Resolute Energy Corp.*	3,933	45,269
REX American Resources Corp.*	497	10,994
Rex Energy Corp.*	3,577	58,949
Rosetta Resources, Inc.*	4,405	209,590
Sanchez Energy Corp.*	1,000	19,920
Saratoga Resources, Inc.*	1,878	4,995
Scorpio Tankers, Inc.*	8,881	79,218
SemGroup Corp., Class A*	3,514	181,744
Ship Finance International Ltd.	4,142	73,065
Solazyme, Inc.*	2,805	21,907
Stone Energy Corp.*	4,143	90,110
Swift Energy Co.*	3,542	52,457
Synergy Resources Corp.*	3,368	23,104
Targa Resources Corp.	2,416	164,191
Teekay Corp.	27,500	988,900
Teekay Tankers Ltd., Class A	5,383	15,342
Triangle Petroleum Corp.*	3,634	23,984
Uranerz Energy Corp.*	5,503	6,989
Uranium Energy Corp.*	7,266	15,985
VAALCO Energy, Inc.*	4,961	37,654
W&T Offshore, Inc.	2,806	39,845
Warren Resources, Inc.*	6,058	19,446
Western Refining, Inc.	4,815	170,499
Westmoreland Coal Co.*	815	9,258
ZaZa Energy Corp.*	2,087	3,777

		7,029,205

Total Energy		28,355,482

Financials (14.2%)
Capital Markets (0.7%)
Apollo Investment Corp.	17,118	143,107
Arlington Asset Investment Corp., Class A	1,142	29,475
Artio Global Investors, Inc.	2,712	7,377
BGC Partners, Inc., Class A	8,430	35,069
BlackRock Kelso Capital Corp.	5,560	55,600
Calamos Asset Management, Inc., Class A	1,660	19,538
Capital Southwest Corp.	244	28,060
CIFC Corp.*	553	4,551
Cohen & Steers, Inc.	1,577	56,882
Cowen Group, Inc., Class A*	7,463	21,046
Diamond Hill Investment Group, Inc.	224	17,429
Duff & Phelps Corp., Class A	2,613	40,528
Evercore Partners, Inc., Class A	2,394	99,590
FBR & Co.*	849	16,072
Fidus Investment Corp.	1,042	19,954
Fifth Street Finance Corp.	8,857	97,604
Financial Engines, Inc.	3,887	140,787
FXCM, Inc., Class A	1,970	26,950
GAMCO Investors, Inc., Class A	558	29,635
GFI Group, Inc.	6,034	20,154
Gladstone Capital Corp.	1,799	16,551
Gladstone Investment Corp.	2,110	15,424
Golub Capital BDC, Inc.	1,404	23,180
Greenhill & Co., Inc.	2,439	130,194
GSV Capital Corp.*	1,669	13,786
Harris & Harris Group, Inc.*	2,632	9,475
Hercules Technology Growth Capital, Inc.	4,908	60,123
HFF, Inc., Class A	2,811	56,023
Horizon Technology Finance Corp.	675	9,862
ICG Group, Inc.*	3,132	39,087
INTL FCStone, Inc.*	1,171	20,387
Investment Technology Group, Inc.*	3,275	36,156
JMP Group, Inc.	1,380	9,536
KCAP Financial, Inc.	2,040	21,971
Knight Capital Group, Inc., Class A*	14,717	54,747
Ladenburg Thalmann Financial Services, Inc.*	9,254	15,362
Main Street Capital Corp.	2,570	82,471
Manning & Napier, Inc.	1,211	20,030
MCG Capital Corp.	6,073	29,029
Medallion Financial Corp.	1,573	20,795
Medley Capital Corp.	2,386	37,818
MVC Capital, Inc.	2,124	27,251
New Mountain Finance Corp.	1,816	26,550
NGP Capital Resources Co.	1,809	12,862
OFS Capital Corp.	368	5,152
Oppenheimer Holdings, Inc., Class A	877	17,075
PennantPark Investment Corp.	5,411	61,090
Piper Jaffray Cos., Inc.*	1,256	43,081
Prospect Capital Corp.	16,552	180,582
Pzena Investment Management, Inc., Class A	874	5,681
Safeguard Scientifics, Inc.*	1,825	28,835
Solar Capital Ltd.	3,756	88,228
Solar Senior Capital Ltd.	821	15,763
Stellus Capital Investment Corp.	674	9,989
Stifel Financial Corp.*	5,142	178,273
SWS Group, Inc.*	2,489	15,058
TCP Capital Corp.	502	8,012
THL Credit, Inc.	1,179	17,661
TICC Capital Corp.	4,084	40,595
Triangle Capital Corp.	2,373	66,420
Virtus Investment Partners, Inc.*	512	95,375
Walter Investment Management Corp.*	3,002	111,825
Westwood Holdings Group, Inc.	571	25,370
WhiteHorse Finance, Inc.	324	5,129
WisdomTree Investments, Inc.*	4,994	51,938

		2,769,210

Commercial Banks (2.8%)
1st Source Corp.	1,306	30,952
1st United Bancorp, Inc./Florida	2,619	16,919
Access National Corp.	616	10,102
American National Bankshares, Inc.	668	14,402
Ameris Bancorp*	1,932	27,724
Ames National Corp.	683	14,247
Arrow Financial Corp.	887	21,856
BancFirst Corp.	506	21,100
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,434	60,217
Bancorp, Inc./Delaware*	2,535	35,110
BancorpSouth, Inc.	7,883	128,493
Bank of Kentucky Financial Corp.	466	12,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Marin Bancorp/California	466	$18,682
Bank of the Ozarks, Inc.	2,465	109,323
Banner Corp.	1,562	49,718
Bar Harbor Bankshares	340	12,427
BBCN Bancorp, Inc.	6,472	84,524
Berkshire Bancorp, Inc./New York	356	2,973
Boston Private Financial Holdings, Inc.	6,414	63,370
Bridge Bancorp, Inc.	743	15,982
Bridge Capital Holdings*	836	12,741
Bryn Mawr Bank Corp.	920	21,418
BSB Bancorp, Inc./Massachusetts*	715	9,874
C&F Financial Corp.	275	11,261
Camden National Corp.	654	21,634
Capital Bank Financial Corp., Class A*	637	10,931
Capital City Bank Group, Inc.*	1,084	13,387
Cardinal Financial Corp.	2,431	44,196
Cascade Bancorp*	478	3,231
Cathay General Bancorp	6,572	132,229
Center Bancorp, Inc.	947	11,771
Centerstate Banks, Inc.	2,528	21,690
Central Pacific Financial Corp.*	1,848	29,014
Century Bancorp, Inc./Massachusetts, Class A	304	10,309
Chemical Financial Corp.	51,717	1,364,294
Citizens & Northern Corp.	1,017	19,831
Citizens Republic Bancorp, Inc.*	3,305	74,528
City Holding Co.	1,247	49,618
CNB Financial Corp./Pennsylvania	1,114	18,994
CoBiz Financial, Inc.	3,029	24,474
Columbia Banking System, Inc.	3,325	73,084
Community Bank System, Inc.	3,321	98,401
Community Trust Bancorp, Inc.	1,208	41,108
ConnectOne Bancorp, Inc.*	65	2,031
Crescent Financial Bancshares, Inc.*	334	1,316
CVB Financial Corp.	7,381	83,184
Eagle Bancorp, Inc.*	1,507	32,988
Enterprise Bancorp, Inc./Massachusetts	462	7,831
Enterprise Financial Services Corp.	1,589	22,786
F.N.B. Corp./Pennsylvania	11,765	142,357
Farmers National Banc Corp.	1,572	9,919
Fidelity Southern Corp.*	842	9,683
Financial Institutions, Inc.	1,235	24,651
First Bancorp, Inc./Maine	761	13,706
First Bancorp/North Carolina	1,300	17,537
First BanCorp/Puerto Rico*	5,946	37,044
First Busey Corp.	5,829	26,639
First California Financial Group, Inc.*	1,935	16,486
First Commonwealth Financial Corp.	8,301	61,925
First Community Bancshares, Inc./Virginia	1,421	22,523
First Connecticut Bancorp, Inc./Connecticut	1,493	21,992
First Financial Bancorp	5,050	81,053
First Financial Bankshares, Inc.	2,623	127,478
First Financial Corp./Indiana	944	29,727
First Interstate Bancsystem, Inc.	1,280	24,077
First Merchants Corp.	2,477	38,319
First Midwest Bancorp, Inc./Illinois	6,209	82,456
First of Long Island Corp.	685	20,310
FirstMerit Corp.	9,209	152,225
FNB United Corp.*	832	8,120
German American Bancorp, Inc.	1,074	24,713
Glacier Bancorp, Inc.	6,037	114,582
Great Southern Bancorp, Inc.	857	20,902
Guaranty Bancorp*	6,360	13,356
Hancock Holding Co.	6,349	196,311
Hanmi Financial Corp.*	2,708	43,328
Heartland Financial USA, Inc.	1,245	31,461
Heritage Commerce Corp.*	1,681	11,313
Heritage Financial Corp./Washington	1,307	18,952
Heritage Oaks Bancorp*	1,698	9,679
Home BancShares, Inc./Arkansas	1,858	69,991
HomeTrust Bancshares, Inc.*	1,582	24,996
Horizon Bancorp/Indiana	480	9,701
Hudson Valley Holding Corp.	1,376	20,516
IBERIABANK Corp.	2,460	123,049
Independent Bank Corp./Massachusetts	1,859	60,585
International Bancshares Corp.	4,524	94,099
Investors Bancorp, Inc.	3,663	68,791
Lakeland Bancorp, Inc.	2,302	22,675
Lakeland Financial Corp.	1,404	37,473
MainSource Financial Group, Inc.	1,704	23,924
MB Financial, Inc.	4,523	109,321
Mercantile Bank Corp.	733	12,248
Merchants Bancshares, Inc.	432	13,018
Metro Bancorp, Inc.*	1,183	19,567
MetroCorp Bancshares, Inc.*	1,353	13,652
Middleburg Financial Corp.	453	8,793
MidSouth Bancorp, Inc.	715	11,626
MidWestOne Financial Group, Inc.	579	13,786
National Bank Holdings Corp., Class A	413	7,558
National Bankshares, Inc./Virginia	604	21,098
National Penn Bancshares, Inc.	10,330	110,428
NBT Bancorp, Inc.	3,721	82,420
Northrim BanCorp, Inc.	547	12,291
Old National Bancorp/Indiana	8,371	115,101
OmniAmerican Bancorp, Inc.*	920	23,258
Oriental Financial Group, Inc.	95,694	1,484,214
Pacific Continental Corp.	1,544	17,246
Pacific Mercantile Bancorp*	891	5,212
PacWest Bancorp	2,561	74,551
Park National Corp.	958	66,859
Park Sterling Corp.*	3,246	18,307
Peapack-Gladstone Financial Corp.	654	9,751
Penns Woods Bancorp, Inc.	342	14,012
Peoples Bancorp, Inc./Ohio	15,019	336,275
Pinnacle Financial Partners, Inc.*	2,867	66,973
Preferred Bank/California*	1,003	15,827
PrivateBancorp, Inc.	5,312	100,450
Prosperity Bancshares, Inc.	4,009	189,987
Renasant Corp.	2,201	49,258
Republic Bancorp, Inc./Kentucky, Class A	889	20,127
S&T Bancorp, Inc.	2,534	46,980
Sandy Spring Bancorp, Inc.	2,076	41,728
SCBT Financial Corp.	1,296	65,318
Seacoast Banking Corp. of Florida*	5,971	12,479
Sierra Bancorp	1,036	13,623
Simmons First National Corp., Class A	1,497	37,904
Southside Bancshares, Inc.	1,474	30,969
Southwest Bancorp, Inc./Oklahoma*	1,655	20,787
State Bank Financial Corp.	2,559	41,891
StellarOne Corp.	1,959	31,638

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp/New York	2,674	$27,168
Sterling Financial Corp./Washington	2,288	49,627
Suffolk Bancorp*	899	12,802
Sun Bancorp, Inc./New Jersey*	3,105	10,588
Susquehanna Bancshares, Inc.	15,729	195,511
SY Bancorp, Inc.	1,045	23,513
Taylor Capital Group, Inc.*	1,401	22,402
Texas Capital Bancshares, Inc.*	3,368	136,236
Tompkins Financial Corp.	887	37,502
TowneBank/Virginia	2,263	33,877
Trico Bancshares	1,366	23,359
Trustmark Corp.	5,563	139,131
UMB Financial Corp.	2,717	133,323
Umpqua Holdings Corp.	9,374	124,299
Union First Market Bankshares Corp.	1,682	32,900
United Bankshares, Inc./West Virginia	3,289	87,520
United Community Banks, Inc./Georgia*	3,442	39,032
Univest Corp. of Pennsylvania	1,447	25,207
Virginia Commerce Bancorp, Inc.*	2,322	32,624
Washington Banking Co.	1,359	18,944
Washington Trust Bancorp, Inc.	1,217	33,321
Webster Financial Corp.	6,067	147,185
WesBanco, Inc.	1,978	47,373
West Bancorp, Inc.	1,255	13,931
West Coast Bancorp/Oregon	1,651	40,086
Westamerica Bancorp	2,334	105,800
Western Alliance Bancorp*	5,949	82,334
Wilshire Bancorp, Inc.*	5,364	36,368
Wintrust Financial Corp.	3,000	111,120

		10,237,295

Consumer Finance (0.3%)
Asset Acceptance Capital Corp.*	1,356	9,140
Asta Funding, Inc.	935	8,976
Cash America International, Inc.	2,435	127,765
Credit Acceptance Corp.*	597	72,918
DFC Global Corp.*	3,746	62,333
Encore Capital Group, Inc.*	1,704	51,290
EZCORP, Inc., Class A*	4,000	85,200
First Cash Financial Services, Inc.*	2,403	140,191
First Marblehead Corp.*	4,963	5,013
Green Dot Corp., Class A*	2,078	34,723
Nelnet, Inc., Class A	2,000	67,600
Netspend Holdings, Inc.*	2,378	37,786
Nicholas Financial, Inc.	766	11,260
Portfolio Recovery Associates, Inc.*	1,430	181,496
Regional Management Corp.*	442	8,928
World Acceptance Corp.*	806	69,211

		973,830

Diversified Financial Services (0.1%)
California First National Bancorp	171	2,957
Gain Capital Holdings, Inc.	1,294	5,771
MarketAxess Holdings, Inc.	3,061	114,175
Marlin Business Services Corp.	676	15,677
MicroFinancial, Inc.	721	6,078
NewStar Financial, Inc.*	2,214	29,291
PHH Corp.*	4,737	104,025
PICO Holdings, Inc.*	1,951	43,312
Resource America, Inc., Class A	977	9,731

		331,017

Insurance (6.6%)
Alterra Capital Holdings Ltd.	7,178	226,107
American Equity Investment Life Holding Co.	5,115	76,162
American Safety Insurance Holdings Ltd.*	779	19,444
AMERISAFE, Inc.	1,516	53,878
Amtrust Financial Services, Inc.	2,273	78,759
Argo Group International Holdings Ltd.	2,139	88,512
Arthur J. Gallagher & Co.	29,000	1,197,990
Aspen Insurance Holdings Ltd.	60,000	2,314,800
Assurant, Inc.	6,625	298,191
Baldwin & Lyons, Inc., Class B	760	18,080
Citizens, Inc./Texas*	3,367	28,249
CNO Financial Group, Inc.	16,853	192,967
Crawford & Co., Class B	2,269	17,222
Donegal Group, Inc., Class A	735	11,223
Eastern Insurance Holdings, Inc.	528	9,905
eHealth, Inc.*	1,693	30,271
EMC Insurance Group, Inc.	377	9,926
Employers Holdings, Inc.	2,716	63,690
Enstar Group Ltd.*	707	87,873
FBL Financial Group, Inc., Class A	779	30,272
First American Financial Corp.	8,905	227,701
Fortegra Financial Corp.*	708	6,202
Global Indemnity plc*	719	16,681
Greenlight Capital Reinsurance Ltd., Class A*	2,349	57,433
Hallmark Financial Services*	1,208	10,872
Hanover Insurance Group, Inc.	51,300	2,548,584
HCC Insurance Holdings, Inc.	22,600	949,878
Health Insurance Innovations, Inc., Class A*	133	2,007
Hilltop Holdings, Inc.*	3,383	45,637
Homeowners Choice, Inc.	616	16,786
Horace Mann Educators Corp.	3,417	71,244
Independence Holding Co.	804	8,185
Infinity Property & Casualty Corp.	974	54,739
Investors Title Co.	97	6,700
Kansas City Life Insurance Co.	305	11,935
Maiden Holdings Ltd.	4,415	46,755
Meadowbrook Insurance Group, Inc.	4,315	30,421
Montpelier Reinsurance Holdings Ltd.	86,363	2,249,756
National Financial Partners Corp.*	3,362	75,410
National Interstate Corp.	561	16,819
National Western Life Insurance Co., Class A	163	28,688
Navigators Group, Inc.*	828	48,645
Old Republic International Corp.	191,100	2,428,881
OneBeacon Insurance Group Ltd., Class A	1,914	25,877
Phoenix Cos., Inc.*	506	15,569
Platinum Underwriters Holdings Ltd.	2,728	152,250
Primerica, Inc.	3,742	122,663
Protective Life Corp.	135,000	4,833,000
RLI Corp.	5,709	410,192
Safety Insurance Group, Inc.	1,065	52,345
Selective Insurance Group, Inc.	4,593	110,278
StanCorp Financial Group, Inc.	57,000	2,437,320
State Auto Financial Corp.	1,243	21,653
Stewart Information Services Corp.	1,610	41,007
Symetra Financial Corp.	6,612	88,667
Tower Group International Ltd.	3,175	58,579
United Fire Group, Inc.	1,717	43,732
Universal Insurance Holdings, Inc.	1,567	7,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Validus Holdings Ltd.	54,000	$2,017,980

		24,252,192

Real Estate Investment Trusts (REITs) (2.8%)
Acadia Realty Trust (REIT)	4,507	125,159
AG Mortgage Investment Trust, Inc. (REIT)	2,232	56,849
Agree Realty Corp. (REIT)	1,161	34,946
Alexander’s, Inc. (REIT)	191	62,971
American Assets Trust, Inc. (REIT)	2,968	95,006
American Capital Mortgage Investment Corp. (REIT)	5,445	140,753
AmREIT, Inc. (REIT), Class B	259	5,040
Anworth Mortgage Asset Corp. (REIT)	12,396	78,467
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,467	43,395
Apollo Residential Mortgage, Inc. (REIT)	2,555	56,951
Ares Commercial Real Estate Corp. (REIT)	664	11,235
ARMOUR Residential REIT, Inc. (REIT)	31,539	205,950
Ashford Hospitality Trust, Inc. (REIT)	4,785	59,143
Associated Estates Realty Corp. (REIT)	4,202	78,325
Campus Crest Communities, Inc. (REIT)	5,097	70,848
CapLease, Inc. (REIT)	6,375	40,609
Capstead Mortgage Corp. (REIT)	8,928	114,457
Cedar Realty Trust, Inc. (REIT)	5,275	32,230
Chatham Lodging Trust (REIT)	1,363	24,002
Chesapeake Lodging Trust (REIT)	4,075	93,480
Colonial Properties Trust (REIT)	7,467	168,829
Colony Financial, Inc. (REIT)	5,519	122,522
Coresite Realty Corp. (REIT)	1,760	61,565
Cousins Properties, Inc. (REIT)	7,933	84,804
CreXus Investment Corp. (REIT)	6,123	79,721
CubeSmart (REIT)	11,164	176,391
CyrusOne, Inc. (REIT)	1,405	32,090
CYS Investments, Inc. (REIT)	15,500	181,970
DCT Industrial Trust, Inc. (REIT)	23,045	170,533
DiamondRock Hospitality Co. (REIT)	15,892	147,954
DuPont Fabros Technology, Inc. (REIT)	5,170	125,476
Dynex Capital, Inc. (REIT)	5,414	57,821
EastGroup Properties, Inc. (REIT)	2,666	155,161
Education Realty Trust, Inc. (REIT)	9,365	98,613
EPR Properties (REIT)	4,097	213,249
Equity One, Inc. (REIT)	4,869	116,710
Excel Trust, Inc. (REIT)	3,736	50,996
FelCor Lodging Trust, Inc. (REIT)*	10,653	63,385
First Industrial Realty Trust, Inc. (REIT)	8,876	152,046
First Potomac Realty Trust (REIT)	4,525	67,106
Franklin Street Properties Corp. (REIT)	6,500	95,030
GEO Group, Inc. (REIT)	5,978	224,892
Getty Realty Corp. (REIT)	2,282	46,119
Gladstone Commercial Corp. (REIT)	1,207	23,500
Glimcher Realty Trust (REIT)	12,119	140,580
Government Properties Income Trust (REIT)	3,828	98,494
Gramercy Capital Corp./New York (REIT)*	4,157	21,658
Gyrodyne Co. of America, Inc. (REIT)	112	8,233
Healthcare Realty Trust, Inc. (REIT)	7,472	212,130
Hersha Hospitality Trust (REIT)	14,892	86,969
Highwoods Properties, Inc. (REIT)	6,719	265,871
Hudson Pacific Properties, Inc. (REIT)	3,623	78,800
Inland Real Estate Corp. (REIT)	6,775	68,360
Invesco Mortgage Capital, Inc. (REIT)	11,675	249,728
Investors Real Estate Trust (REIT)	7,831	77,292
iStar Financial, Inc. (REIT)*	7,086	77,167
JAVELIN Mortgage Investment Corp. (REIT)	517	10,159
Kite Realty Group Trust (REIT)	5,201	35,055
LaSalle Hotel Properties (REIT)	8,019	203,522
Lexington Realty Trust (REIT)	12,721	150,108
LTC Properties, Inc. (REIT)	2,730	111,193
Medical Properties Trust, Inc. (REIT)	12,690	203,548
Monmouth Real Estate Investment Corp. (REIT), Class A	3,702	41,277
National Health Investors, Inc. (REIT)	2,182	142,812
New York Mortgage Trust, Inc. (REIT)	4,381	33,033
NorthStar Realty Finance Corp. (REIT)	16,293	154,458
Omega Healthcare Investors, Inc. (REIT)	9,730	295,403
One Liberty Properties, Inc. (REIT)	1,105	24,001
Parkway Properties, Inc./Maryland (REIT)	2,182	40,476
Pebblebrook Hotel Trust (REIT)	5,094	131,374
Pennsylvania Real Estate Investment Trust (REIT)	4,848	94,003
PennyMac Mortgage Investment Trust (REIT)	4,987	129,113
Potlatch Corp. (REIT)	3,569	163,674
PS Business Parks, Inc. (REIT)	1,653	130,455
RAIT Financial Trust (REIT)	4,847	38,631
Ramco-Gershenson Properties Trust (REIT)	4,889	82,135
Redwood Trust, Inc. (REIT)	6,796	157,531
Resource Capital Corp. (REIT)	8,918	58,948
Retail Opportunity Investments Corp. (REIT)	4,496	62,989
RLJ Lodging Trust (REIT)	10,296	234,337
Rouse Properties, Inc. (REIT)	1,993	36,073
Ryman Hospitality Properties (REIT)	2,701	123,571
Sabra Health Care REIT, Inc. (REIT)	3,283	95,240
Saul Centers, Inc. (REIT)	731	31,974
Select Income REIT (REIT)	975	25,789
Silver Bay Realty Trust Corp. (REIT)	3,888	80,477
Sovran Self Storage, Inc. (REIT)	2,608	168,190
Spirit Realty Capital, Inc. (REIT)	2,738	52,022
STAG Industrial, Inc. (REIT)	3,185	67,745
Strategic Hotels & Resorts, Inc. (REIT)*	15,203	126,945
Summit Hotel Properties, Inc. (REIT)	4,710	49,314
Sun Communities, Inc. (REIT)	3,038	149,865
Sunstone Hotel Investors, Inc. (REIT)*	13,513	166,345
Terreno Realty Corp. (REIT)	1,442	25,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Two Harbors Investment Corp. (REIT)	30,347	$382,676
UMH Properties, Inc. (REIT)	1,280	13,146
Universal Health Realty Income Trust (REIT)	1,015	58,576
Urstadt Biddle Properties, Inc. (REIT), Class A	2,135	46,458
Washington Real Estate Investment Trust (REIT)	5,847	162,780
Western Asset Mortgage Capital Corp. (REIT)	1,542	35,836
Whitestone REIT (REIT)	1,387	20,999
Winthrop Realty Trust (REIT)	2,677	33,677
ZAIS Financial Corp. (REIT)*	304	6,272

		10,219,713

Real Estate Management & Development (0.0%)
AV Homes, Inc.*	852	11,357
Consolidated-Tomoka Land Co.	375	14,719
Forestar Group, Inc.*	2,936	64,181
Kennedy-Wilson Holdings, Inc.	3,906	60,582
Tejon Ranch Co.*	1,142	34,009
Thomas Properties Group, Inc.	2,716	13,933
Zillow, Inc., Class A*	298	16,292

		215,073

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	7,410	73,063
Bank Mutual Corp.	3,866	21,379
BankFinancial Corp.	1,751	14,166
Beneficial Mutual Bancorp, Inc.*	2,829	29,139
Berkshire Hills Bancorp, Inc.	1,911	48,807
BofI Holding, Inc.*	886	31,790
Brookline Bancorp, Inc.	6,070	55,480
Cape Bancorp, Inc.	895	8,198
Charter Financial Corp./Georgia	490	6,267
Clifton Savings Bancorp, Inc.	783	9,756
Dime Community Bancshares, Inc.	2,730	39,203
Doral Financial Corp.*	10,816	7,622
ESB Financial Corp.	845	11,568
ESSA Bancorp, Inc.	768	8,325
EverBank Financial Corp.	1,846	28,428
Farmer Mac, Class C	828	25,494
First Defiance Financial Corp.	783	18,260
First Federal Bancshares of Arkansas, Inc.*	269	2,690
First Financial Holdings, Inc.	1,349	28,275
First Financial Northwest, Inc.*	1,336	10,434
First PacTrust Bancorp, Inc.	853	9,724
Flushing Financial Corp.	2,705	45,823
Fox Chase Bancorp, Inc.	1,102	18,613
Franklin Financial Corp./Virginia	1,011	18,451
Heritage Financial Group, Inc.	728	10,541
Hingham Institution for Savings	115	8,015
Home Bancorp, Inc.*	617	11,482
Home Federal Bancorp, Inc./Idaho	1,224	15,667
Home Loan Servicing Solutions Ltd.	4,450	103,818
HomeStreet, Inc.*	722	16,129
Kearny Financial Corp.*	1,361	13,882
Meridian Interstate Bancorp, Inc.*	750	14,063
MGIC Investment Corp.*	25,903	128,220
NASB Financial, Inc.*	355	7,473
Nationstar Mortgage Holdings, Inc.*	1,600	59,040
Northfield Bancorp, Inc./New Jersey	1,788	20,312
Northwest Bancshares, Inc.	8,189	103,918
OceanFirst Financial Corp.	1,236	17,823
Ocwen Financial Corp.*	9,035	342,607
Oritani Financial Corp.	3,826	59,265
Peoples Federal Bancshares, Inc.	535	10,219
Provident Financial Holdings, Inc.	843	14,339
Provident Financial Services, Inc.	5,124	78,243
Provident New York Bancorp	3,148	28,552
Radian Group, Inc.	14,407	154,299
Rockville Financial, Inc.	2,293	29,717
Roma Financial Corp.	692	11,114
SI Financial Group, Inc.	920	11,123
Simplicity Bancorp, Inc.	757	11,378
Territorial Bancorp, Inc.	928	22,068
Tree.com, Inc.	497	9,190
TrustCo Bank Corp./New York	237,238	1,323,788
United Financial Bancorp, Inc.	1,505	22,876
ViewPoint Financial Group, Inc.	2,775	55,805
Walker & Dunlop, Inc.*	938	16,856
Waterstone Financial, Inc.*	596	4,929
Westfield Financial, Inc.	1,749	13,607
WSFS Financial Corp.	597	29,038

		3,350,351

Total Financials		52,348,681

Health Care (5.1%)
Biotechnology (1.2%)
Achillion Pharmaceuticals, Inc.*	5,884	51,426
Acorda Therapeutics, Inc.*	3,335	106,820
Aegerion Pharmaceuticals, Inc.*	2,313	93,306
Affymax, Inc.*	3,017	4,194
Agenus, Inc.*	1,919	7,465
Alkermes plc*	10,211	242,103
Alnylam Pharmaceuticals, Inc.*	4,622	112,638
AMAG Pharmaceuticals, Inc.*	1,818	43,359
Amicus Therapeutics, Inc.*	2,556	8,103
Anacor Pharmaceuticals, Inc.*	1,261	8,146
Arena Pharmaceuticals, Inc.*	18,155	149,053
ArQule, Inc.*	4,937	12,787
Array BioPharma, Inc.*	9,337	45,938
Astex Pharmaceuticals*	7,901	35,238
AVEO Pharmaceuticals, Inc.*	3,641	26,761
BioCryst Pharmaceuticals, Inc.*	4,164	4,955
Biospecifics Technologies Corp.*	428	7,297
Biotime, Inc.*	2,736	10,452
Celldex Therapeutics, Inc.*	6,658	77,100
Cepheid, Inc.*	5,507	211,304
ChemoCentryx, Inc.*	438	6,053
Clovis Oncology, Inc.*	1,164	33,372
Codexis, Inc.*	2,069	4,945
Coronado Biosciences, Inc.*	1,444	14,036
Cubist Pharmaceuticals, Inc.*	5,284	247,397
Curis, Inc.*	6,644	21,792
Cytori Therapeutics, Inc.*	4,894	12,284
Dendreon Corp.*	12,770	60,402
Discovery Laboratories, Inc.*	3,722	8,523
Durata Therapeutics, Inc.*	554	4,986
Dyax Corp.*	8,589	37,448
Dynavax Technologies Corp.*	14,888	33,051
Emergent Biosolutions, Inc.*	2,225	31,105
Enzon Pharmaceuticals, Inc.	2,890	10,982
Exact Sciences Corp.*	5,335	52,283
Exelixis, Inc.*	15,426	71,268
Genomic Health, Inc.*	1,383	39,111
Geron Corp.*	11,040	11,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
GTx, Inc.*	1,925	$7,989
Halozyme Therapeutics, Inc.*	7,668	44,244
Hyperion Therapeutics, Inc.*	283	7,307
Idenix Pharmaceuticals, Inc.*	7,504	26,714
ImmunoCellular Therapeutics Ltd.*	4,345	11,905
ImmunoGen, Inc.*	7,002	112,452
Immunomedics, Inc.*	5,701	13,739
Infinity Pharmaceuticals, Inc.*	2,506	121,466
Intercept Pharmaceuticals, Inc.*	347	12,978
InterMune, Inc.*	6,837	61,875
Ironwood Pharmaceuticals, Inc.*	6,237	114,075
Isis Pharmaceuticals, Inc.*	8,410	142,465
KaloBios Pharmaceuticals, Inc.*	468	2,808
Keryx Biopharmaceuticals, Inc.*	6,697	47,147
KYTHERA Biopharmaceuticals, Inc.*	359	8,745
Lexicon Pharmaceuticals, Inc.*	17,846	38,904
Ligand Pharmaceuticals, Inc., Class B*	1,482	39,495
LipoScience, Inc.*	233	2,449
MannKind Corp.*	10,997	37,280
Maxygen, Inc.	2,514	6,059
Merrimack Pharmaceuticals, Inc.*	1,285	7,838
Momenta Pharmaceuticals, Inc.*	3,971	52,973
Neurocrine Biosciences, Inc.*	5,649	68,579
NewLink Genetics Corp.*	1,242	15,239
Novavax, Inc.*	10,185	23,222
NPS Pharmaceuticals, Inc.*	7,163	72,991
OncoGenex Pharmaceutical, Inc.*	1,172	13,279
Oncothyreon, Inc.*	4,854	10,096
Opko Health, Inc.*	8,980	68,517
Orexigen Therapeutics, Inc.*	6,698	41,863
Osiris Therapeutics, Inc.*	1,487	15,465
PDL BioPharma, Inc.	11,988	87,632
Pharmacyclics, Inc.*	4,558	366,509
Progenics Pharmaceuticals, Inc.*	3,398	18,315
Raptor Pharmaceutical Corp.*	4,021	23,523
Regulus Therapeutics, Inc.*	898	6,960
Repligen Corp.*	2,586	17,869
Rigel Pharmaceuticals, Inc.*	7,197	48,868
Sangamo BioSciences, Inc.*	4,341	41,500
Seattle Genetics, Inc.*	7,956	282,518
SIGA Technologies, Inc.*	2,945	10,543
Spectrum Pharmaceuticals, Inc.	5,110	38,121
Sunesis Pharmaceuticals, Inc.*	2,389	13,068
Synageva BioPharma Corp.*	924	50,746
Synergy Pharmaceuticals, Inc.*	3,501	21,251
Synta Pharmaceuticals Corp.*	3,350	28,810
Targacept, Inc.*	2,358	10,092
Tesaro, Inc.*	431	9,465
Theravance, Inc.*	5,057	119,446
Threshold Pharmaceuticals, Inc.*	3,826	17,638
Trius Therapeutics, Inc.*	2,391	16,354
Vanda Pharmaceuticals, Inc.*	2,441	9,569
Verastem, Inc.*	535	5,147
Vical, Inc.*	5,872	23,371
XOMA Corp.*	6,481	22,619
ZIOPHARM Oncology, Inc.*	5,812	10,636

		4,510,024

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.	1,819	86,075
ABIOMED, Inc.*	2,864	53,471
Accuray, Inc.*	6,195	28,745
Align Technology, Inc.*	6,007	201,295
Alphatec Holdings, Inc.*	4,390	9,263
Analogic Corp.	1,003	79,257
AngioDynamics, Inc.*	2,184	24,963
Anika Therapeutics, Inc.*	996	14,462
Antares Pharma, Inc.*	8,517	30,491
ArthroCare Corp.*	2,304	80,087
AtriCure, Inc.*	1,164	9,219
Atrion Corp.	137	26,303
Cantel Medical Corp.	1,817	54,619
Cardiovascular Systems, Inc.*	1,476	30,228
Cerus Corp.*	4,909	21,698
Conceptus, Inc.*	2,698	65,157
CONMED Corp.	2,428	82,698
CryoLife, Inc.	2,506	15,061
Cyberonics, Inc.*	2,326	108,880
Cynosure, Inc., Class A*	974	25,490
Derma Sciences, Inc.*	784	9,471
DexCom, Inc.*	5,681	94,986
Endologix, Inc.*	4,622	74,645
EnteroMedics, Inc.*	2,090	2,090
Exactech, Inc.*	761	15,745
Globus Medical, Inc., Class A*	657	9,645
Greatbatch, Inc.*	2,021	60,367
Haemonetics Corp.*	4,262	177,555
Hansen Medical, Inc.*	4,371	8,786
HeartWare International, Inc.*	1,355	119,823
Hill-Rom Holdings, Inc.	41,000	1,444,020
ICU Medical, Inc.*	1,045	61,603
Insulet Corp.*	4,312	111,508
Integra LifeSciences Holdings Corp.*	1,622	63,274
Invacare Corp.	2,724	35,548
MAKO Surgical Corp.*	3,261	36,360
Masimo Corp.	4,124	80,913
Meridian Bioscience, Inc.	3,526	80,463
Merit Medical Systems, Inc.*	3,564	43,695
Natus Medical, Inc.*	2,530	34,003
Navidea Biopharmaceuticals, Inc.*	8,246	22,347
Neogen Corp.*	1,937	96,017
NuVasive, Inc.*	3,564	75,949
NxStage Medical, Inc.*	4,223	47,635
OraSure Technologies, Inc.*	4,428	23,911
Orthofix International N.V.*	1,530	54,881
Palomar Medical Technologies, Inc.*	1,714	23,122
PhotoMedex, Inc.*	1,126	18,117
Quidel Corp.*	2,352	55,860
Rochester Medical Corp.*	906	13,246
Rockwell Medical Technologies, Inc.*	1,782	7,057
RTI Biologics, Inc.*	4,817	18,979
Solta Medical, Inc.*	5,443	11,975
Spectranetics Corp.*	2,929	54,274
STAAR Surgical Co.*	2,974	16,744
STERIS Corp.	41,376	1,721,655
SurModics, Inc.*	1,030	28,067
Symmetry Medical, Inc.*	3,019	34,568
Teleflex, Inc.	28,000	2,366,280
Tornier N.V.*	1,293	24,373
Unilife Corp.*	6,977	15,210
Utah Medical Products, Inc.	273	13,314
Vascular Solutions, Inc.*	1,375	22,302
Volcano Corp.*	4,478	99,680
West Pharmaceutical Services, Inc.	2,836	184,170
Wright Medical Group, Inc.*	3,611	85,978
Zeltiq Aesthetics, Inc.*	1,442	5,508

		8,753,181

Health Care Providers & Services (0.8%)
Acadia Healthcare Co., Inc.*	2,249	66,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Accretive Health, Inc.*	4,829	$49,063
Air Methods Corp.	3,210	154,850
Almost Family, Inc.	724	14,791
Amedisys, Inc.*	2,535	28,189
AMN Healthcare Services, Inc.*	3,597	56,941
Amsurg Corp.*	2,610	87,800
Assisted Living Concepts, Inc., Class A	1,696	20,165
Bio-Reference Labs, Inc.*	2,104	54,662
BioScrip, Inc.*	3,782	48,069
Capital Senior Living Corp.*	2,411	63,723
Centene Corp.*	4,291	188,976
Chemed Corp.	1,622	129,728
Chindex International, Inc.*	1,018	13,987
Corvel Corp.*	481	23,805
Cross Country Healthcare, Inc.*	2,452	13,020
Emeritus Corp.*	2,550	70,865
Ensign Group, Inc.	1,484	49,566
ExamWorks Group, Inc.*	2,518	43,612
Five Star Quality Care, Inc.*	3,444	23,040
Gentiva Health Services, Inc.*	2,448	26,487
Hanger, Inc.*	2,863	90,270
HealthSouth Corp.*	7,861	207,295
Healthways, Inc.*	2,753	33,724
IPC The Hospitalist Co., Inc.*	1,376	61,204
Kindred Healthcare, Inc.*	4,293	45,205
Landauer, Inc.	803	45,273
LHC Group, Inc.*	1,200	25,788
Magellan Health Services, Inc.*	2,257	107,365
Molina Healthcare, Inc.*	2,444	75,446
MWI Veterinary Supply, Inc.*	1,061	140,328
National Healthcare Corp.	881	40,279
National Research Corp.	215	12,479
Owens & Minor, Inc.	5,292	172,308
PDI, Inc.*	817	4,820
PharMerica Corp.*	2,540	35,560
Providence Service Corp.*	1,094	20,228
Select Medical Holdings Corp.	3,021	27,189
Skilled Healthcare Group, Inc., Class A*	1,638	10,762
Team Health Holdings, Inc.*	2,378	86,512
Triple-S Management Corp., Class B*	1,491	25,973
U.S. Physical Therapy, Inc.	1,035	27,790
Universal American Corp.	3,205	26,698
Vanguard Health Systems, Inc.*	2,519	37,458
WellCare Health Plans, Inc.*	3,588	207,960

		2,795,351

Health Care Technology (0.2%)
athenahealth, Inc.*	2,996	290,732
Computer Programs & Systems, Inc.	918	49,673
Greenway Medical Technologies*	649	10,319
HealthStream, Inc.*	1,669	38,287
HMS Holdings Corp.*	7,163	194,475
MedAssets, Inc.*	4,893	94,190
Medidata Solutions, Inc.*	1,948	112,945
Merge Healthcare, Inc.*	4,839	13,985
Omnicell, Inc.*	2,866	54,110
Quality Systems, Inc.	3,204	58,569
Vocera Communications, Inc.*	585	13,455

		930,740

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	6,009	28,363
BG Medicine, Inc.*	886	1,648
Cambrex Corp.*	2,463	31,502
Fluidigm Corp.*	1,892	35,021
Furiex Pharmaceuticals, Inc.*	634	23,762
Harvard Bioscience, Inc.*	1,848	10,441
Luminex Corp.*	3,572	59,009
Pacific Biosciences of California, Inc.*	2,885	7,184
PAREXEL International Corp.*	4,997	197,431
Sequenom, Inc.*	9,737	40,409

		434,770

Pharmaceuticals (0.4%)
Acura Pharmaceuticals, Inc.*	875	1,864
Akorn, Inc.*	4,845	67,006
Ampio Pharmaceuticals, Inc.*	2,321	10,607
Auxilium Pharmaceuticals, Inc.*	4,009	69,276
AVANIR Pharmaceuticals, Inc., Class A*	11,904	32,617
BioDelivery Sciences International, Inc.*	2,334	9,826
Cadence Pharmaceuticals, Inc.*	5,139	34,380
Cempra, Inc.*	358	2,417
Corcept Therapeutics, Inc.*	4,392	8,784
Cornerstone Therapeutics, Inc.*	789	5,578
Cumberland Pharmaceuticals, Inc.*	1,014	5,050
Depomed, Inc.*	4,626	27,155
Endocyte, Inc.*	2,548	31,723
Hi-Tech Pharmacal Co., Inc.	893	29,567
Horizon Pharma, Inc.*	3,099	8,398
Impax Laboratories, Inc.*	5,640	87,082
Jazz Pharmaceuticals plc*	3,476	194,343
Lannett Co., Inc.*	1,199	12,122
Medicines Co.*	4,632	154,801
Nektar Therapeutics*	9,606	105,666
Obagi Medical Products, Inc.*	1,422	28,085
Omeros Corp.*	2,131	8,780
Optimer Pharmaceuticals, Inc.*	3,910	46,529
Pacira Pharmaceuticals, Inc.*	1,583	45,685
Pain Therapeutics, Inc.*	3,240	11,113
Pernix Therapeutics Holdings*	784	3,889
Pozen, Inc.*	2,341	12,337
Questcor Pharmaceuticals, Inc.	4,498	146,365
Repros Therapeutics, Inc.*	1,594	25,663
Sagent Pharmaceuticals, Inc.*	805	14,128
Santarus, Inc.*	4,624	80,134
Sciclone Pharmaceuticals, Inc.*	4,844	22,282
Sucampo Pharmaceuticals, Inc., Class A*	960	6,278
Supernus Pharmaceuticals, Inc.*	193	1,085
Transcept Pharmaceuticals, Inc.*	1,055	5,053
Ventrus Biosciences, Inc.*	1,069	3,196
ViroPharma, Inc.*	5,549	139,613
Vivus, Inc.*	8,357	91,927
XenoPort, Inc.*	3,574	25,554
Zogenix, Inc.*	3,960	7,128

		1,623,086

Total Health Care		19,047,152

Industrials (21.4%)
Aerospace & Defense (1.2%)
AAR Corp.	139,904	2,572,835
Aerovironment, Inc.*	1,471	26,669
American Science & Engineering, Inc.	690	42,083
API Technologies Corp.*	2,742	6,800
Astronics Corp.*	1,045	31,162
CPI Aerostructures, Inc.*	480	4,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cubic Corp.	1,289	$55,066
Curtiss-Wright Corp.	3,869	134,254
DigitalGlobe, Inc.*	4,496	129,979
Esterline Technologies Corp.*	2,545	192,657
GenCorp, Inc.*	5,013	66,673
HEICO Corp.	4,414	191,612
Hexcel Corp.*	8,313	241,160
KEYW Holding Corp.*	2,009	32,405
Kratos Defense & Security Solutions, Inc.*	3,493	17,570
LMI Aerospace, Inc.*	798	16,590
Moog, Inc., Class A*	3,783	173,375
National Presto Industries, Inc.	409	32,925
Orbital Sciences Corp.*	4,862	81,147
SIFCO Industries, Inc.	193	3,553
Sypris Solutions, Inc.	847	3,540
Taser International, Inc.*	4,254	33,819
Teledyne Technologies, Inc.*	3,055	239,634

		4,329,622

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	4,454	25,967
Atlas Air Worldwide Holdings, Inc.*	2,212	90,161
Echo Global Logistics, Inc.*	1,271	28,114
Forward Air Corp.	2,457	91,622
Hub Group, Inc., Class A*	3,078	118,380
Pacer International, Inc.*	2,878	14,476
Park-Ohio Holdings Corp.*	736	24,384
XPO Logistics, Inc.*	1,506	25,361

		418,465

Airlines (0.8%)
Alaska Air Group, Inc.*	5,939	379,858
Allegiant Travel Co.	1,251	111,064
Hawaiian Holdings, Inc.*	4,206	24,226
JetBlue Airways Corp.*	19,402	133,874
Republic Airways Holdings, Inc.*	4,077	47,049
SkyWest, Inc.	133,369	2,140,572
Spirit Airlines, Inc.*	3,471	88,025
U.S. Airways Group, Inc.*	13,524	229,502

		3,154,170

Building Products (3.0%)
A.O. Smith Corp.	6,765	497,701
AAON, Inc.	1,568	43,261
American Woodmark Corp.*	810	27,565
Apogee Enterprises, Inc.	116,336	3,367,927
Builders FirstSource, Inc.	3,777	22,133
Gibraltar Industries, Inc.*	110,985	2,025,476
Griffon Corp.	3,840	45,773
Insteel Industries, Inc.	1,478	24,121
NCI Building Systems, Inc.*	1,489	25,864
Nortek, Inc.*	636	45,385
Patrick Industries, Inc.*	328	5,170
PGT, Inc.*	1,561	10,724
Quanex Building Products Corp.	3,142	50,586
Simpson Manufacturing Co., Inc.	58,318	1,785,114
Trex Co., Inc.*	1,239	60,934
Universal Forest Products, Inc.	72,089	2,869,863
USG Corp.*	6,230	164,721

		11,072,318

Commercial Services & Supplies (1.9%)
A.T. Cross Co., Class A*	753	10,369
ABM Industries, Inc.	4,445	98,857
ACCO Brands Corp.*	9,426	62,966
Acorn Energy, Inc.	1,529	11,238
ARC Document Solutions, Inc.*	3,246	9,673
Brink’s Co.	3,875	109,507
Casella Waste Systems, Inc., Class A*	2,828	12,358
CECO Environmental Corp.	604	7,810
Cenveo, Inc.*	4,792	10,303
CompX International, Inc.	122	1,546
Consolidated Graphics, Inc.*	589	23,030
Courier Corp.	940	13,545
Deluxe Corp.	4,248	175,867
EnergySolutions, Inc.*	6,540	24,525
EnerNOC, Inc.*	2,113	36,703
Ennis, Inc.	2,177	32,807
G&K Services, Inc., Class A	1,575	71,678
Healthcare Services Group, Inc.	5,646	144,707
Heritage-Crystal Clean, Inc.*	658	9,936
Herman Miller, Inc.	4,837	133,840
HNI Corp.	3,816	135,430
InnerWorkings, Inc.*	2,727	41,287
Interface, Inc.	4,849	93,198
Intersections, Inc.	752	7,076
Kimball International, Inc., Class B	2,733	24,761
Knoll, Inc.	3,985	72,248
McGrath RentCorp	47,781	1,485,989
Metalico, Inc.*	3,548	5,748
Mine Safety Appliances Co.	47,620	2,362,904
Mobile Mini, Inc.*	3,136	92,292
Multi-Color Corp.	1,157	29,839
NL Industries, Inc.	597	7,421
Performant Financial Corp.*	643	7,896
Quad/Graphics, Inc.	2,051	49,101
Schawk, Inc.	68,448	752,243
Standard Parking Corp.*	1,339	27,717
Steelcase, Inc., Class A	6,379	93,963
Swisher Hygiene, Inc.*	9,603	12,388
Team, Inc.*	1,649	67,724
Tetra Tech, Inc.*	5,297	161,506
TMS International Corp., Class A*	1,068	14,098
TRC Cos., Inc.*	959	6,186
U.S. Ecology, Inc.	1,586	42,108
UniFirst Corp.	1,207	109,233
United Stationers, Inc.	3,392	131,101
Viad Corp.	1,651	45,667

		6,880,389

Construction & Engineering (1.5%)
Aegion Corp.*	3,311	76,650
Ameresco, Inc., Class A*	1,745	12,913
Argan, Inc.	857	12,778
Comfort Systems USA, Inc.	3,258	45,905
Dycom Industries, Inc.*	2,869	56,491
EMCOR Group, Inc.	44,577	1,889,619
Furmanite Corp.*	3,232	21,622
Granite Construction, Inc.	97,664	3,109,622
Great Lakes Dredge & Dock Corp.	4,933	33,199
Layne Christensen Co.*	1,702	36,389
MasTec, Inc.*	4,604	134,207
Michael Baker Corp.	704	17,248
MYR Group, Inc.*	1,729	42,464
Northwest Pipe Co.*	784	21,936
Orion Marine Group, Inc.*	2,408	23,935
Pike Electric Corp.	1,448	20,605
Primoris Services Corp.	2,554	56,469
Sterling Construction Co., Inc.*	1,481	16,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	2,905	$56,066

		5,684,246

Electrical Equipment (1.9%)
Acuity Brands, Inc.	3,543	245,707
American Superconductor Corp.*	3,355	8,924
AZZ, Inc.	2,096	101,027
Belden, Inc.	3,804	196,477
Brady Corp., Class A	58,074	1,947,221
Capstone Turbine Corp.*	25,465	22,918
Coleman Cable, Inc.	690	10,350
Encore Wire Corp.	1,295	45,351
EnerSys, Inc.*	7,791	355,114
Enphase Energy, Inc.*	720	4,464
Franklin Electric Co., Inc.	53,936	1,810,632
FuelCell Energy, Inc.*	13,284	12,537
Generac Holdings, Inc.	2,075	73,331
General Cable Corp.*	13,000	476,190
Global Power Equipment Group, Inc.	1,474	25,972
II-VI, Inc.*	4,209	71,721
LSI Industries, Inc.	1,616	11,280
Powell Industries, Inc.*	26,771	1,407,351
Preformed Line Products Co.	212	14,834
Solarcity Corp.*	1,025	19,352
Thermon Group Holdings, Inc.*	1,268	28,162
Vicor Corp.*	1,670	8,300

		6,897,215

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	41,000	2,779,390
Raven Industries, Inc.	2,999	100,796

		2,880,186

Machinery (8.0%)
Accuride Corp.*	4,030	21,722
Actuant Corp., Class A	6,079	186,139
Alamo Group, Inc.	596	22,797
Albany International Corp., Class A	2,289	66,152
Altra Holdings, Inc.	2,203	59,966
American Railcar Industries, Inc.	813	38,000
Ampco-Pittsburgh Corp.	749	14,164
Astec Industries, Inc.	49,153	1,716,914
Barnes Group, Inc.	4,447	128,652
Blount International, Inc.*	4,172	55,821
Briggs & Stratton Corp.	96,374	2,390,075
Cascade Corp.	742	48,215
Chart Industries, Inc.*	2,489	199,145
CIRCOR International, Inc.	18,881	802,442
CLARCOR, Inc.	4,145	217,115
Columbus McKinnon Corp.*	1,664	32,032
Commercial Vehicle Group, Inc.*	2,082	16,240
Douglas Dynamics, Inc.	1,898	26,230
Dynamic Materials Corp.	1,134	19,732
Eastern Co.	506	8,875
Energy Recovery, Inc.*	3,803	14,071
EnPro Industries, Inc.*	51,711	2,646,052
ESCO Technologies, Inc.	2,183	89,197
ExOne Co.*	428	14,338
Federal Signal Corp.*	5,151	41,929
Flow International Corp.*	3,920	15,327
FreightCar America, Inc.	1,039	22,671
Gardner Denver, Inc.	7,100	533,281
Gorman-Rupp Co.	1,290	38,764
Graham Corp.	865	21,400
Greenbrier Cos., Inc.*	1,958	44,466
Hardinge, Inc.	955	13,017
Hurco Cos., Inc.*	534	14,541
Hyster-Yale Materials Handling, Inc.	884	50,468
John Bean Technologies Corp.	2,416	50,132
Kadant, Inc.*	918	22,950
Kaydon Corp.	50,608	1,294,553
Kennametal, Inc.	47,100	1,838,784
L.B. Foster Co., Class A	744	32,952
Lincoln Electric Holdings, Inc.	51,000	2,763,180
Lindsay Corp.	1,056	93,118
Lydall, Inc.*	1,485	22,795
Meritor, Inc.*	7,913	37,428
Met-Pro Corp.	1,161	11,993
Middleby Corp.*	1,569	238,723
Miller Industries, Inc.	997	16,002
Mueller Industries, Inc.	44,993	2,397,677
Mueller Water Products, Inc., Class A	13,342	79,118
NN, Inc.*	1,421	13,443
Nordson Corp.	12,200	804,590
Omega Flex, Inc.	256	4,401
Pentair Ltd. (Registered)	26,600	1,403,150
PMFG, Inc.*	1,870	11,538
Proto Labs, Inc.*	419	20,573
RBC Bearings, Inc.*	1,854	93,738
Rexnord Corp.*	2,396	50,867
Sauer-Danfoss, Inc.	963	56,268
Standex International Corp.	1,078	59,527
Sun Hydraulics Corp.	1,757	57,120
Tennant Co.	1,573	76,385
Titan International, Inc.	4,389	92,520
Trimas Corp.*	2,665	86,533
Trinity Industries, Inc.	96,800	4,387,944
Twin Disc, Inc.	734	18,409
Wabash National Corp.*	189,845	1,928,825
Watts Water Technologies, Inc., Class A	33,869	1,625,373
Woodward, Inc.	5,788	230,131

		29,550,690

Marine (0.0%)
Genco Shipping & Trading Ltd.*	2,407	6,932
International Shipholding Corp.	489	8,900
Rand Logistics, Inc.*	1,474	9,028

		24,860

Professional Services (0.7%)
Acacia Research Corp.*	4,151	125,236
Advisory Board Co.*	2,863	150,365
Barrett Business Services, Inc.	574	30,227
CBIZ, Inc.*	2,916	18,604
CDI Corp.	1,197	20,588
Corporate Executive Board Co.	2,791	162,325
CRA International, Inc.*	771	17,247
Dolan Co.*	2,604	6,224
Exponent, Inc.	1,058	57,068
Franklin Covey Co.*	1,215	17,654
FTI Consulting, Inc.*	3,521	132,601
GP Strategies Corp.*	1,305	31,137
Heidrick & Struggles International, Inc.	1,544	23,083
Hill International, Inc.*	2,201	6,581
Hudson Global, Inc.*	2,946	11,607
Huron Consulting Group, Inc.*	1,910	77,011
ICF International, Inc.*	1,681	45,723
Insperity, Inc.	40,669	1,153,779
Kelly Services, Inc., Class A	2,257	42,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kforce, Inc.	2,233	$36,554
Korn/Ferry International*	4,038	72,119
Mistras Group, Inc.*	1,347	32,611
Navigant Consulting, Inc.*	4,426	58,158
Odyssey Marine Exploration, Inc.*	6,370	20,766
On Assignment, Inc.*	3,585	90,736
Pendrell Corp.*	12,819	21,280
Resources Connection, Inc.	3,584	45,517
RPX Corp.*	1,808	25,511
TrueBlue, Inc.*	3,281	69,360
VSE Corp.	218	5,448
WageWorks, Inc.*	561	14,042

		2,621,323

Road & Rail (1.0%)
Amerco, Inc.	724	125,643
Arkansas Best Corp.	1,940	22,659
Avis Budget Group, Inc.*	8,899	247,659
Celadon Group, Inc.	1,722	35,921
Genesee & Wyoming, Inc., Class A*	27,513	2,561,736
Heartland Express, Inc.	4,046	53,974
Knight Transportation, Inc.	4,932	79,405
Marten Transport Ltd.	1,356	27,296
Old Dominion Freight Line, Inc.*	5,942	226,984
Patriot Transportation Holding, Inc.*	542	15,079
Quality Distribution, Inc.*	1,819	15,298
Roadrunner Transportation Systems, Inc.*	1,092	25,116
Saia, Inc.*	1,277	46,189
Swift Transportation Co.*	6,586	93,390
Universal Truckload Services, Inc.*	334	7,792
Werner Enterprises, Inc.	3,516	84,876

		3,669,017

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,374	26,280
Aircastle Ltd.	4,529	61,957
Applied Industrial Technologies, Inc.	19,218	864,810
Beacon Roofing Supply, Inc.*	3,950	152,707
BlueLinx Holdings, Inc.*	2,650	7,552
CAI International, Inc.*	1,150	33,143
DXP Enterprises, Inc.*	727	54,307
Edgen Group, Inc.*	1,285	9,291
H&E Equipment Services, Inc.	2,511	51,224
Houston Wire & Cable Co.	1,512	19,580
Kaman Corp.	2,185	77,502
Rush Enterprises, Inc., Class A*	2,731	65,872
SeaCube Container Leasing Ltd.	957	21,973
TAL International Group, Inc.	2,438	110,466
Textainer Group Holdings Ltd.	1,131	44,731
Titan Machinery, Inc.*	1,454	40,348
Watsco, Inc.	2,464	207,420
Willis Lease Finance Corp.*	259	3,916

		1,853,079

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,517	22,330

Total Industrials		79,057,910

Information Technology (7.2%)
Communications Equipment (0.6%)
ADTRAN, Inc.	5,299	104,125
Ambient Corp.*	251	615
Anaren, Inc.*	1,047	20,301
Arris Group, Inc.*	9,433	161,965
Aruba Networks, Inc.*	9,306	230,230
Aviat Networks, Inc.*	5,269	17,757
Aware, Inc.	947	4,385
Bel Fuse, Inc., Class B	922	14,392
Black Box Corp.	1,319	28,767
CalAmp Corp.*	2,865	31,429
Calix, Inc.*	3,099	25,257
Ciena Corp.*	8,342	133,555
Comtech Telecommunications Corp.	1,434	34,818
Digi International, Inc.*	2,207	19,709
Emulex Corp.*	7,402	48,335
Extreme Networks, Inc.*	7,808	26,313
Finisar Corp.*	7,646	100,851
Globecomm Systems, Inc.*	1,956	23,492
Harmonic, Inc.*	9,558	55,341
Infinera Corp.*	9,402	65,814
InterDigital, Inc.	3,447	164,870
Ixia*	3,503	75,805
KVH Industries, Inc.*	1,295	17,573
Loral Space & Communications, Inc.	885	54,764
NETGEAR, Inc.*	3,193	106,997
Numerex Corp., Class A*	878	11,230
Oclaro, Inc.*	5,927	7,468
Oplink Communications, Inc.*	1,516	24,862
Parkervision, Inc.*	6,428	23,591
PC-Tel, Inc.	1,550	11,005
Plantronics, Inc.	3,536	156,256
Procera Networks, Inc.*	1,656	19,690
Ruckus Wireless, Inc.*	692	14,532
ShoreTel, Inc.*	4,096	14,868
Sonus Networks, Inc.*	18,009	46,643
Symmetricom, Inc.*	3,452	15,672
Tellabs, Inc.	31,241	65,294
Telular Corp.	1,396	14,044
Tessco Technologies, Inc.	452	9,781
Ubiquiti Networks, Inc.	910	12,485
ViaSat, Inc.*	3,136	151,908
Westell Technologies, Inc., Class A*	4,429	8,902

		2,175,691

Computers & Peripherals (0.2%)
3D Systems Corp.*	6,496	209,431
Avid Technology, Inc.*	2,529	15,857
Cray, Inc.*	3,233	75,038
Datalink Corp.*	1,305	15,765
Electronics for Imaging, Inc.*	3,865	98,016
Imation Corp.*	2,609	9,966
Immersion Corp.*	2,459	28,869
Intermec, Inc.*	5,073	49,868
Intevac, Inc.*	1,988	9,383
OCZ Technology Group, Inc.*	5,813	10,463
QLogic Corp.*	7,380	85,608
Quantum Corp.*	20,065	25,683
Silicon Graphics International Corp.*	2,684	36,905
STEC, Inc.*	3,046	13,463
Super Micro Computer, Inc.*	2,506	28,293
Synaptics, Inc.*	2,823	114,868

		827,476

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	1,688	13,268
Agilysys, Inc.*	1,221	12,137
Anixter International, Inc.	2,363	165,221
Audience, Inc.*	529	8,067
Badger Meter, Inc.	1,241	66,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Benchmark Electronics, Inc.*	158,743	$2,860,549
Checkpoint Systems, Inc.*	3,418	44,639
Cognex Corp.	3,567	150,349
Coherent, Inc.	1,956	110,983
CTS Corp.	2,809	29,326
Daktronics, Inc.	3,062	32,151
DTS, Inc.*	1,585	26,359
Echelon Corp.*	2,980	7,271
Electro Rent Corp.	1,645	30,498
Electro Scientific Industries, Inc.	1,972	21,791
Fabrinet*	1,912	27,934
FARO Technologies, Inc.*	1,383	60,008
FEI Co.	3,168	204,494
Gerber Scientific, Inc. (Escrow Shares)(b)*†	2,504	25
GSI Group, Inc.*	2,495	21,282
Ingram Micro, Inc., Class A*	85,000	1,672,800
Insight Enterprises, Inc.*	3,583	73,881
InvenSense, Inc.*	3,133	33,460
Kemet Corp.*	3,795	23,719
Key Tronic Corp.*	890	10,199
Littelfuse, Inc.	1,783	120,977
Maxwell Technologies, Inc.*	2,399	12,931
Measurement Specialties, Inc.*	1,236	49,156
Mercury Systems, Inc.*	2,581	19,022
Mesa Laboratories, Inc.	217	11,499
Methode Electronics, Inc.	3,192	41,113
MTS Systems Corp.	1,334	77,572
Multi-Fineline Electronix, Inc.*	34,891	538,368
Neonode, Inc.*	1,910	11,021
Newport Corp.*	3,105	52,537
OSI Systems, Inc.*	1,667	103,837
Park Electrochemical Corp.	1,776	45,004
PC Connection, Inc.	762	12,459
Plexus Corp.*	2,846	69,186
Power-One, Inc.*	5,926	24,593
RadiSys Corp.*	2,029	9,983
RealD, Inc.*	3,400	44,200
Richardson Electronics Ltd.	1,146	13,592
Rofin-Sinar Technologies, Inc.*	86,897	2,354,040
Rogers Corp.*	1,350	64,287
Sanmina Corp.*	6,692	76,021
ScanSource, Inc.*	2,275	64,200
SYNNEX Corp.*	2,154	79,698
TTM Technologies, Inc.*	4,575	34,770
Universal Display Corp.*	3,292	96,752
Viasystems Group, Inc.*	342	4,460
Vishay Precision Group, Inc.*	1,036	15,219
Zygo Corp.*	1,410	20,882

		9,774,208

Internet Software & Services (0.7%)
Active Network, Inc.*	3,338	13,986
Angie’s List, Inc.*	2,946	58,213
Bankrate, Inc.*	3,734	44,584
Bazaarvoice, Inc.*	946	6,925
Blucora, Inc.*	3,312	51,270
Brightcove, Inc.*	487	3,024
Carbonite, Inc.*	984	10,775
comScore, Inc.*	2,876	48,259
Constant Contact, Inc.*	2,618	33,982
Cornerstone OnDemand, Inc.*	2,828	96,435
CoStar Group, Inc.*	2,345	256,684
Dealertrack Technologies, Inc.*	3,563	104,681
Demand Media, Inc.*	2,585	22,309
Demandware, Inc.*	574	14,551
Dice Holdings, Inc.*	3,454	34,989
Digital River, Inc.*	3,116	44,060
E2open, Inc.*	358	7,138
EarthLink, Inc.	8,675	47,018
Envestnet, Inc.*	1,799	31,500
ExactTarget, Inc.*	855	19,896
Internap Network Services Corp.*	4,542	42,468
IntraLinks Holdings, Inc.*	3,235	20,575
Ipass, Inc.*	4,296	8,506
j2 Global, Inc.	3,850	150,958
Keynote Systems, Inc.	1,362	19,014
Limelight Networks, Inc.*	5,027	10,356
Liquidity Services, Inc.*	1,930	57,533
LivePerson, Inc.*	4,582	62,224
LogMeIn, Inc.*	1,901	36,537
Marchex, Inc., Class B	1,789	7,532
Market Leader, Inc.*	1,810	16,218
MeetMe, Inc.*	1,648	3,757
Millennial Media, Inc.*	998	6,337
Monster Worldwide, Inc.*	10,399	52,723
Move, Inc.*	3,175	37,941
NIC, Inc.	5,390	103,272
OpenTable, Inc.*	1,904	119,914
Perficient, Inc.*	2,755	32,123
QuinStreet, Inc.*	2,837	16,937
RealNetworks, Inc.*	1,851	14,271
Responsys, Inc.*	3,075	27,214
Saba Software, Inc.*	2,475	19,676
SciQuest, Inc.*	1,544	37,118
Spark Networks, Inc.*	1,060	7,462
SPS Commerce, Inc.*	1,015	43,310
Stamps.com, Inc.*	1,121	27,991
support.com, Inc.*	4,145	17,326
Synacor, Inc.*	593	1,773
TechTarget, Inc.*	1,324	6,474
Travelzoo, Inc.*	624	13,335
Trulia, Inc.*	612	19,205
United Online, Inc.	7,315	44,109
Unwired Planet, Inc.*	7,241	16,075
ValueClick, Inc.*	6,243	184,481
VistaPrint N.V.*	2,821	109,060
Vocus, Inc.*	1,767	25,003
Web.com Group, Inc.*	2,909	49,686
WebMD Health Corp.*	4,199	102,120
XO Group, Inc.*	2,311	23,110
Xoom Corp.*	514	11,740
Yelp, Inc.*	735	17,427
Zix Corp.*	4,962	17,764

		2,590,934

IT Services (0.6%)
Acxiom Corp.*	6,464	131,866
CACI International, Inc., Class A*	1,877	108,622
Cardtronics, Inc.*	3,687	101,245
Cass Information Systems, Inc.	872	36,659
CIBER, Inc.*	6,184	29,065
Computer Task Group, Inc.	1,329	28,427
Convergys Corp.	9,095	154,888
CSG Systems International, Inc.*	2,792	59,162
EPAM Systems, Inc.*	425	9,873
Euronet Worldwide, Inc.*	4,151	109,337
ExlService Holdings, Inc.*	1,923	63,228
Forrester Research, Inc.	1,140	36,081
Global Cash Access Holdings, Inc.*	4,341	30,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc.	2,073	$9,474
Heartland Payment Systems, Inc.	3,267	107,713
Higher One Holdings, Inc.*	2,050	18,224
iGATE Corp.*	2,640	49,658
Innodata, Inc.*	1,870	6,451
Lionbridge Technologies, Inc.*	4,788	18,530
ManTech International Corp., Class A	1,821	48,930
Mattersight Corp.*	837	3,591
MAXIMUS, Inc.	2,843	227,355
ModusLink Global Solutions, Inc.*	3,174	10,474
MoneyGram International, Inc.*	1,840	33,304
PRGX Global, Inc.*	1,861	12,934
Sapient Corp.*	10,208	124,436
ServiceSource International, Inc.*	4,250	30,048
Sykes Enterprises, Inc.*	3,342	53,338
Syntel, Inc.	1,292	87,236
TeleTech Holdings, Inc.*	1,763	37,393
Unisys Corp.*	3,653	83,106
Virtusa Corp.*	1,586	37,683
WEX, Inc.*	3,248	254,968

		2,153,903

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	3,345	61,213
Alpha & Omega Semiconductor Ltd.*	1,495	13,276
Ambarella, Inc.*	394	6,170
Amkor Technology, Inc.*	5,795	23,180
ANADIGICS, Inc.*	6,850	13,700
Applied Micro Circuits Corp.*	5,288	39,237
ATMI, Inc.*	2,700	60,561
Axcelis Technologies, Inc.*	8,717	10,896
AXT, Inc.*	2,789	8,200
Brooks Automation, Inc.	5,712	58,148
Cabot Microelectronics Corp.*	1,902	66,094
Cavium, Inc.*	4,132	160,363
CEVA, Inc.*	1,983	30,935
Cirrus Logic, Inc.*	5,434	123,623
Cohu, Inc.	97,280	910,541
Cymer, Inc.*	2,592	249,091
Diodes, Inc.*	2,901	60,863
DSP Group, Inc.*	1,632	13,170
Entegris, Inc.*	11,510	113,489
Entropic Communications, Inc.*	7,388	30,069
Exar Corp.*	3,229	33,904
First Solar, Inc.*	5,022	135,393
FormFactor, Inc.*	4,124	19,383
GSI Technology, Inc.*	1,767	11,645
GT Advanced Technologies, Inc.*	10,012	32,939
Hittite Microwave Corp.*	2,616	158,425
Inphi Corp.*	2,016	21,067
Integrated Device Technology, Inc.*	11,658	87,085
Integrated Silicon Solution, Inc.*	2,398	21,990
Intermolecular, Inc.*	1,182	12,056
International Rectifier Corp.*	5,798	122,628
Intersil Corp., Class A	10,505	91,499
IXYS Corp.	2,112	20,254
Kopin Corp.*	5,733	21,212
Lattice Semiconductor Corp.*	9,917	54,048
LTX-Credence Corp.*	4,314	26,057
MA-COM Technology Solutions Holdings, Inc.*	528	8,485
Mattson Technology, Inc.*	5,033	6,946
MaxLinear, Inc., Class A*	1,922	11,916
MEMC Electronic Materials, Inc.*	19,209	84,520
Micrel, Inc.	4,208	44,226
Microsemi Corp.*	7,382	171,041
Mindspeed Technologies, Inc.*	2,835	9,441
MKS Instruments, Inc.	4,347	118,238
Monolithic Power Systems, Inc.	2,621	63,874
MoSys, Inc.*	2,703	12,731
Nanometrics, Inc.*	2,015	29,076
NeoPhotonics Corp.*	1,643	8,396
NVE Corp.*	421	23,753
OmniVision Technologies, Inc.*	4,447	61,280
PDF Solutions, Inc.*	1,974	31,623
Peregrine Semiconductor Corp.*	405	3,957
Pericom Semiconductor Corp.*	2,023	13,777
Photronics, Inc.*	4,914	32,826
PLX Technology, Inc.*	3,712	16,927
Power Integrations, Inc.	2,358	102,361
QuickLogic Corp.*	4,050	9,963
Rambus, Inc.*	9,480	53,183
RF Micro Devices, Inc.*	23,219	123,525
Rubicon Technology, Inc.*	1,515	9,999
Rudolph Technologies, Inc.*	2,730	32,159
Semtech Corp.*	5,451	192,911
Sigma Designs, Inc.*	2,774	13,509
Silicon Image, Inc.*	6,683	32,479
Spansion, Inc., Class A*	3,876	49,884
STR Holdings, Inc.*	2,610	5,664
SunPower Corp.*	3,405	39,294
Supertex, Inc.	888	19,722
Tessera Technologies, Inc.	4,309	80,794
TriQuint Semiconductor, Inc.*	13,859	69,988
Ultra Clean Holdings, Inc.*	2,016	13,104
Ultratech, Inc.*	2,195	86,768
Veeco Instruments, Inc.*	3,219	123,384
Volterra Semiconductor Corp.*	2,181	30,970

		4,765,098

Software (1.2%)
Accelrys, Inc.*	4,587	44,769
ACI Worldwide, Inc.*	3,315	161,971
Actuate Corp.*	4,215	25,290
Advent Software, Inc.*	2,566	71,771
American Software, Inc., Class A	1,973	16,415
Aspen Technology, Inc.*	7,806	252,056
AVG Technologies N.V.*	678	9,438
Blackbaud, Inc.	3,710	109,927
Bottomline Technologies (de), Inc.*	3,066	87,412
BroadSoft, Inc.*	2,303	60,960
Callidus Software, Inc.*	2,970	13,573
CommVault Systems, Inc.*	3,735	306,195
Comverse, Inc.*	1,793	50,276
Digimarc Corp.	613	13,468
Ebix, Inc.	2,415	39,171
Ellie Mae, Inc.*	2,116	50,890
Envivio, Inc.*	703	1,195
EPIQ Systems, Inc.	2,747	38,540
ePlus, Inc.	339	15,665
Exa Corp.*	368	3,503
Fair Isaac Corp.	2,846	130,034
FalconStor Software, Inc.*	2,587	6,933
FleetMatics Group plc*	700	16,975
Glu Mobile, Inc.*	4,620	13,768
Guidance Software, Inc.*	1,108	12,022
Guidewire Software, Inc.*	1,667	64,080
Imperva, Inc.*	837	32,225
Infoblox, Inc.*	680	14,756
Interactive Intelligence Group, Inc.*	1,227	54,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Jive Software, Inc.*	1,402	$21,310
Manhattan Associates, Inc.*	1,703	126,516
Mentor Graphics Corp.	7,828	141,295
MicroStrategy, Inc., Class A*	697	70,453
Monotype Imaging Holdings, Inc.	3,069	72,889
NetScout Systems, Inc.*	3,046	74,840
Pegasystems, Inc.	1,478	41,502
Pervasive Software, Inc.*	1,103	10,115
Progress Software Corp.*	4,766	108,569
Proofpoint, Inc.*	548	9,239
PROS Holdings, Inc.*	1,846	50,156
PTC, Inc.*	9,936	253,269
QAD, Inc., Class A	358	4,597
QAD, Inc., Class B	219	2,536
QLIK Technologies, Inc.*	7,084	182,980
Qualys, Inc.*	621	7,663
RealPage, Inc.*	2,988	61,881
Rosetta Stone, Inc.*	890	13,688
Sapiens International Corp. N.V.	1,122	6,104
SeaChange International, Inc.*	2,526	30,034
Sourcefire, Inc.*	2,459	145,647
SS&C Technologies Holdings, Inc.*	2,787	83,554
Synchronoss Technologies, Inc.*	2,245	69,662
Take-Two Interactive Software, Inc.*	6,556	105,879
Tangoe, Inc.*	2,563	31,756
Telenav, Inc.*	1,402	9,043
TiVo, Inc.*	10,503	130,132
Tyler Technologies, Inc.*	2,511	153,824
Ultimate Software Group, Inc.*	2,218	231,027
VASCO Data Security International, Inc.*	2,355	19,876
Verint Systems, Inc.*	4,167	152,304
VirnetX Holding Corp.*	3,544	67,938
Websense, Inc.*	3,072	46,080

		4,254,053

Total Information Technology		26,541,363

Materials (5.5%)
Chemicals (3.0%)
A. Schulman, Inc.	58,404	1,843,230
ADA-ES, Inc.*	764	20,300
American Vanguard Corp.	2,321	70,883
Arabian American Development Co.*	1,701	14,339
Axiall Corp.	5,799	360,466
Balchem Corp.	2,378	104,489
Cabot Corp.	40,000	1,368,000
Calgon Carbon Corp.*	4,482	81,124
Chase Corp.	454	8,771
Chemtura Corp.*	8,199	177,180
Ferro Corp.*	7,109	47,986
Flotek Industries, Inc.*	4,128	67,493
FutureFuel Corp.	1,611	19,574
GSE Holding, Inc.*	682	5,633
H.B. Fuller Co.	42,474	1,659,884
Hawkins, Inc.	764	30,522
Innophos Holdings, Inc.	1,800	98,208
Innospec, Inc.	1,915	84,796
KMG Chemicals, Inc.	712	13,841
Koppers Holdings, Inc.	1,717	75,514
Kraton Performance Polymers, Inc.*	2,679	62,689
Landec Corp.*	2,121	30,691
LSB Industries, Inc.*	1,549	53,874
Minerals Technologies, Inc.	2,988	124,032
Olin Corp.	6,676	168,369
OM Group, Inc.*	2,669	62,668
OMNOVA Solutions, Inc.*	3,947	30,274
PolyOne Corp.	8,276	202,017
Quaker Chemical Corp.	1,103	65,099
RPM International, Inc.	87,550	2,764,829
Sensient Technologies Corp.	31,821	1,243,883
Stepan Co.	1,479	93,325
Tredegar Corp.	1,984	58,409
Zep, Inc.	1,858	27,889
Zoltek Cos., Inc.*	2,374	28,369

		11,168,650

Construction Materials (0.1%)
Eagle Materials, Inc.	4,089	272,450
Headwaters, Inc.*	6,030	65,727
Texas Industries, Inc.*	1,883	118,836
United States Lime & Minerals, Inc.*	152	8,085

		465,098

Containers & Packaging (0.1%)
AEP Industries, Inc.*	334	23,985
AptarGroup, Inc.	1,600	91,760
Berry Plastics Group, Inc.*	2,390	45,530
Boise, Inc.	8,346	72,276
Graphic Packaging Holding Co.*	12,329	92,344
Myers Industries, Inc.	2,841	39,660
UFP Technologies, Inc.*	456	8,979

		374,534

Metals & Mining (2.0%)
A.M. Castle & Co.*	1,421	24,867
AK Steel Holding Corp.	11,177	36,996
AMCOL International Corp.	2,156	65,090
Century Aluminum Co.*	4,470	34,598
Coeur d’Alene Mines Corp.*	7,385	139,281
General Moly, Inc.*	5,765	12,741
Globe Specialty Metals, Inc.	5,044	70,212
Gold Resource Corp.	2,557	33,318
Golden Minerals Co.*	2,399	5,710
Golden Star Resources Ltd.*	21,681	34,690
Handy & Harman Ltd.*	450	6,925
Haynes International, Inc.	1,052	58,176
Hecla Mining Co.	24,102	95,203
Horsehead Holding Corp.*	3,789	41,224
Kaiser Aluminum Corp.	1,571	101,565
Materion Corp.	1,662	47,367
McEwen Mining, Inc.*	17,894	51,177
Metals USA Holdings Corp.	1,049	21,662
Midway Gold Corp.*	11,123	13,570
Noranda Aluminum Holding Corp.	2,884	12,949
Olympic Steel, Inc.	774	18,499
Paramount Gold and Silver Corp.*	11,214	25,007
Reliance Steel & Aluminum Co.	55,800	3,971,286
Revett Minerals, Inc.*	2,041	4,653
RTI International Metals, Inc.*	2,459	77,926
Schnitzer Steel Industries, Inc., Class A	2,003	53,400
Steel Dynamics, Inc.	112,100	1,779,027
Stillwater Mining Co.*	9,768	126,300
SunCoke Energy, Inc.*	5,894	96,249
U.S. Antimony Corp.*	4,577	7,918
U.S. Silica Holdings, Inc.	996	23,486
Universal Stainless & Alloy Products, Inc.*	573	20,828
Vista Gold Corp.*	5,051	10,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Worthington Industries, Inc.	4,318	$133,772

		7,256,582

Paper & Forest Products (0.3%)
Boise Cascade Co.*	1,075	36,485
Buckeye Technologies, Inc.	3,261	97,667
Clearwater Paper Corp.*	1,968	103,694
Deltic Timber Corp.	923	63,428
KapStone Paper and Packaging Corp.	3,348	93,074
Louisiana-Pacific Corp.*	11,477	247,903
Neenah Paper, Inc.	1,363	41,926
P.H. Glatfelter Co.	3,562	83,280
Resolute Forest Products*	6,639	107,419
Schweitzer-Mauduit International, Inc.	2,608	101,008
Wausau Paper Corp.	3,770	40,641

		1,016,525

Total Materials		20,281,389

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	6,055	41,477
Atlantic Tele-Network, Inc.	758	36,770
Cbeyond, Inc.*	2,176	16,168
Cincinnati Bell, Inc.*	16,745	54,589
Cogent Communications Group, Inc.	3,943	104,095
Consolidated Communications Holdings, Inc.	3,263	57,266
Fairpoint Communications, Inc.*	1,824	13,625
General Communication, Inc., Class A*	3,028	27,767
Hawaiian Telcom Holdco, Inc.*	881	20,325
HickoryTech Corp.	1,206	12,241
IDT Corp., Class B	1,344	16,209
inContact, Inc.*	2,840	22,975
Iridium Communications, Inc.*	3,497	21,052
Lumos Networks Corp.	1,308	17,632
magicJack VocalTec Ltd.*	1,178	16,492
Neutral Tandem, Inc.	2,426	7,933
ORBCOMM, Inc.*	2,820	14,692
Premiere Global Services, Inc.*	4,119	45,268
Primus Telecommunications Group, Inc.	1,041	11,503
Towerstream Corp.*	4,080	9,098
Vonage Holdings Corp.*	11,959	34,561

		601,738

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	7,573
Leap Wireless International, Inc.*	4,654	27,412
NTELOS Holdings Corp.	1,308	16,756
Shenandoah Telecommunications Co.	2,042	31,100
USA Mobility, Inc.	1,890	25,080

		107,921

Total Telecommunication Services		709,659

Utilities (1.3%)
Electric Utilities (0.7%)
ALLETE, Inc.	3,215	157,599
Cleco Corp.	5,118	240,700
El Paso Electric Co.	3,316	111,583
Empire District Electric Co.	3,564	79,834
IDACORP, Inc.	4,184	201,962
MGE Energy, Inc.	1,958	108,551
NV Energy, Inc.	49,600	993,488
Otter Tail Corp.	3,024	94,167
PNM Resources, Inc.	6,623	154,250
Portland General Electric Co.	6,339	192,262
UIL Holdings Corp.	4,281	169,485
Unitil Corp.	1,203	33,840
UNS Energy Corp.	3,396	166,200

		2,703,921

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	807	39,583
Delta Natural Gas Co., Inc.	557	12,176
Laclede Group, Inc.	1,926	82,240
New Jersey Resources Corp.	3,435	154,060
Northwest Natural Gas Co.	2,314	101,399
Piedmont Natural Gas Co., Inc.	6,356	208,985
South Jersey Industries, Inc.	2,484	138,086
Southwest Gas Corp.	3,910	185,569
WGL Holdings, Inc.	4,288	189,101

		1,111,199

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	2,046	4,296
Atlantic Power Corp.	9,790	48,265
Genie Energy Ltd., Class B	1,382	12,797
Ormat Technologies, Inc.	1,524	31,471

		96,829

Multi-Utilities (0.2%)
Avista Corp.	4,918	134,753
Black Hills Corp.	3,676	161,891
CH Energy Group, Inc.	1,252	81,869
NorthWestern Corp.	3,020	120,377

		498,890

Water Utilities (0.1%)
American States Water Co.	1,599	92,054
Artesian Resources Corp., Class A	572	12,853
Cadiz, Inc.*	1,084	7,328
California Water Service Group	3,572	71,083
Connecticut Water Service, Inc.	828	24,203
Consolidated Water Co., Ltd.	1,207	11,949
Middlesex Water Co.	1,306	25,493
SJW Corp.	1,182	31,323
York Water Co.	1,024	19,251

		295,537

Total Utilities		4,706,376

Total Common Stocks (78.7%)
(Cost $198,364,486)		290,572,468

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*
(Cost $13,949)	734	14,159

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/14/13(b)*
(Cost $—)	1,119	146

Total Investments (78.7%) (Cost $198,378,435)		290,586,773
Other Assets Less Liabilities (21.3%)		78,818,512

Net Assets (100%)		$369,405,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

*	Non-income producing.

†	Securities (totaling $25 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	741	June-13	$68,403,409	$70,313,490	$1,910,081

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$55,546,105	$2,095	$—	$55,548,200
Consumer Staples	3,969,495	6,761	—	3,976,256
Energy	28,355,482	—	—	28,355,482
Financials	52,340,448	8,233	—	52,348,681
Health Care	19,047,152	—	—	19,047,152
Industrials	79,057,910	—	—	79,057,910
Information Technology	26,541,338	—	25	26,541,363
Materials	20,281,389	—	—	20,281,389
Telecommunication Services	709,659	—	—	709,659
Utilities	4,706,376	—	—	4,706,376
Futures	1,910,081	—	—	1,910,081
Investment Companies
Investment Companies	14,159	—	—	14,159
Warrants
Energy	—	146	—	146

Total Assets	$292,479,594	$17,235	$25	$292,496,854

Total Liabilities	$—	$—	$—	$—

Total	$292,479,594	$17,235	$25	$292,496,854

(a)	Securities with a market value of $17,089 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Information Technology
Balance as of 12/31/12	$25
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$25

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,157,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,687,970

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,149,332
Aggregate gross unrealized depreciation	(10,507,567)

Net unrealized appreciation	$91,641,765

Federal income tax cost of investments	$198,945,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (1.2%)
Lear Corp.	465,400	$25,536,498
TRW Automotive Holdings Corp.*	94,600	5,203,000

		30,739,498

Automobiles (1.5%)
Ford Motor Co.	2,205,800	29,006,270
General Motors Co.*	243,200	6,765,824

		35,772,094

Household Durables (0.6%)
Garmin Ltd.	97,400	3,218,096
Newell Rubbermaid, Inc.	434,700	11,345,670

		14,563,766

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	93,700	4,117,178

Media (7.8%)
CBS Corp., Class B	58,100	2,712,689
Comcast Corp., Class A	1,032,100	40,891,802
Interpublic Group of Cos., Inc.	788,900	10,279,367
Omnicom Group, Inc.	99,800	5,878,220
Time Warner Cable, Inc.	298,400	28,664,304
Time Warner, Inc.	569,770	32,830,147
Viacom, Inc., Class B	1,109,100	68,287,287

		189,543,816

Multiline Retail (0.9%)
Kohl’s Corp.	255,100	11,767,763
Target Corp.	145,200	9,938,940

		21,706,703

Total Consumer Discretionary		296,443,055

Consumer Staples (6.2%)
Food & Staples Retailing (2.2%)
CVS Caremark Corp.	70,700	3,887,793
Kroger Co.	1,280,100	42,422,514
Walgreen Co.	130,700	6,231,776

		52,542,083

Food Products (1.2%)
Unilever N.V. (N.Y. Shares)	727,200	29,815,200

Household Products (2.8%)
Energizer Holdings, Inc.	305,970	30,514,388
Kimberly-Clark Corp.	307,020	30,081,820
Procter & Gamble Co.	113,400	8,738,604

		69,334,812

Total Consumer Staples		151,692,095

Energy (15.4%)
Energy Equipment & Services (2.2%)
Ensco plc, Class A	189,640	11,378,400
Halliburton Co.	584,800	23,631,768
Noble Corp.	325,376	12,413,095
Transocean Ltd.*	146,900	7,632,924

		55,056,187

Oil, Gas & Consumable Fuels (13.2%)
Apache Corp.	63,100	4,868,796
Devon Energy Corp.	85,000	4,795,700
Exxon Mobil Corp.	813,090	73,267,540
Hess Corp.	564,700	40,438,167
Marathon Oil Corp.	2,205,560	74,371,483
Marathon Petroleum Corp.	184,900	16,567,040
Occidental Petroleum Corp.	217,800	17,068,986
Peabody Energy Corp.	231,121	4,888,209
Royal Dutch Shell plc (ADR), Class A	352,000	22,936,320
Total S.A. (ADR)	494,800	23,740,504
Valero Energy Corp.	821,000	37,347,290

		320,290,035

Total Energy		375,346,222

Financials (30.0%)
Capital Markets (0.4%)
State Street Corp.	190,700	11,268,463

Commercial Banks (5.2%)
KeyCorp	247,300	2,463,108
Regions Financial Corp.	2,362,700	19,350,513
U.S. Bancorp	953,618	32,356,259
Wells Fargo & Co.	1,937,000	71,649,630

		125,819,510

Consumer Finance (3.2%)
Capital One Financial Corp.	659,200	36,223,040
Discover Financial Services	909,700	40,790,948

		77,013,988

Diversified Financial Services (8.6%)
Citigroup, Inc.	2,091,540	92,529,730
JPMorgan Chase & Co.	1,991,590	94,520,861
NASDAQ OMX Group, Inc.	676,300	21,844,490

		208,895,081

Insurance (12.6%)
ACE Ltd.	518,800	46,157,636
Aflac, Inc.	532,300	27,690,246
Hartford Financial Services Group, Inc.	2,151,696	55,513,757
Lincoln National Corp.	963,548	31,421,300
MetLife, Inc.	913,964	34,748,911
PartnerReinsurance Ltd.	136,100	12,672,271
Prudential Financial, Inc.	646,665	38,146,769
Travelers Cos., Inc.	438,638	36,928,933
Willis Group Holdings plc	187,500	7,404,375
XL Group plc	510,100	15,456,030

		306,140,228

Total Financials		729,137,270

Health Care (17.8%)
Health Care Equipment & Supplies (5.9%)
Medtronic, Inc.	1,379,303	64,772,069
St. Jude Medical, Inc.	890,100	35,995,644
Stryker Corp.	203,100	13,250,244
Zimmer Holdings, Inc.	395,600	29,757,032

		143,774,989

Health Care Providers & Services (0.1%)
Aetna, Inc.	47,800	2,443,536

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	469,200	19,692,324

Pharmaceuticals (11.0%)
AstraZeneca plc (ADR)	107,700	5,382,846
Hospira, Inc.*	119,800	3,933,034
Johnson & Johnson	941,500	76,760,495
Merck & Co., Inc.	1,753,811	77,571,061
Pfizer, Inc.	3,377,241	97,467,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Warner Chilcott plc, Class A	347,700	$4,711,335

		265,825,946

Total Health Care		431,736,795

Industrials (8.7%)
Aerospace & Defense (3.2%)
Honeywell International, Inc.	485,300	36,567,355
Northrop Grumman Corp.	377,700	26,495,655
Raytheon Co.	239,500	14,080,205

		77,143,215

Airlines (0.2%)
Delta Air Lines, Inc.*	294,300	4,858,893

Commercial Services & Supplies (1.3%)
ADT Corp.	210,225	10,288,411
Tyco International Ltd.	673,150	21,540,800

		31,829,211

Construction & Engineering (0.4%)
Jacobs Engineering Group, Inc.*	173,100	9,735,144

Industrial Conglomerates (3.1%)
General Electric Co.	3,272,500	75,660,200

Machinery (0.3%)
Stanley Black & Decker, Inc.	88,900	7,198,233

Professional Services (0.2%)
Towers Watson & Co., Class A	78,900	5,469,348

Total Industrials		211,894,244

Information Technology (7.5%)
Communications Equipment (2.3%)
Cisco Systems, Inc.	2,653,200	55,478,412

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	2,143,600	28,574,188

IT Services (1.1%)
Western Union Co.	1,785,600	26,855,424

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp., Class A	111,600	3,869,172
LSI Corp.*	167,755	1,137,379

		5,006,551

Software (2.7%)
Microsoft Corp.	1,408,240	40,289,746
Oracle Corp.	656,900	21,244,146
Symantec Corp.*	147,500	3,640,300

		65,174,192

Total Information Technology		181,088,767

Materials (0.2%)
Chemicals (0.2%)
Ashland, Inc.	48,700	3,618,410

Total Materials		3,618,410

Utilities (1.6%)
Electric Utilities (0.5%)
NV Energy, Inc.	301,600	6,041,048
PPL Corp.	208,500	6,528,135

		12,569,183

Gas Utilities (0.4%)
UGI Corp.	251,300	9,647,407

Multi-Utilities (0.7%)
Dominion Resources, Inc.	148,620	8,646,711
Public Service Enterprise Group, Inc.	225,000	7,726,500

		16,373,211

Total Utilities		38,589,801

Total Investments (99.6%) (Cost $1,889,863,234)		2,419,546,659
Other Assets Less Liabilities (0.4%)		10,434,308

Net Assets (100%)		$2,429,980,967

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$296,443,055	$—	$—	$296,443,055
Consumer Staples	151,692,095	—	—	151,692,095
Energy	375,346,222	—	—	375,346,222
Financials	729,137,270	—	—	729,137,270
Health Care	431,736,795	—	—	431,736,795
Industrials	211,894,244	—	—	211,894,244
Information Technology	181,088,767	—	—	181,088,767
Materials	3,618,410	—	—	3,618,410
Utilities	38,589,801	—	—	38,589,801

Total Assets	$2,419,546,659	$—	$—	$2,419,546,659

Total Liabilities	$—	$—	$—	$—

Total	$2,419,546,659	$—	$—	$2,419,546,659

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$313,359,022
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$266,235,379

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$488,318,668
Aggregate gross unrealized depreciation	(39,726,059)

Net unrealized appreciation	$448,592,609

Federal income tax cost of investments	$1,970,954,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Automobiles (1.5%)
Ford Motor Co.	1,257,700	$16,538,755

Hotels, Restaurants & Leisure (1.9%)
Brinker International, Inc.	313,100	11,788,215
Cedar Fair LP	145,500	5,786,535
Dunkin’ Brands Group, Inc.	69,500	2,563,160

		20,137,910

Household Durables (0.9%)
M.D.C. Holdings, Inc.	274,300	10,053,095

Leisure Equipment & Products (2.6%)
Mattel, Inc.	361,600	15,834,464
Polaris Industries, Inc.	131,100	12,125,439

		27,959,903

Media (2.4%)
Gannett Co., Inc.	572,000	12,509,640
Regal Entertainment Group, Class A	343,800	5,731,146
Time Warner Cable, Inc.	76,500	7,348,590

		25,589,376

Specialty Retail (1.9%)
Chico’s FAS, Inc.	294,300	4,944,240
Foot Locker, Inc.	168,300	5,762,592
Williams-Sonoma, Inc.	185,100	9,536,352

		20,243,184

Total Consumer Discretionary		120,522,223

Consumer Staples (7.0%)
Beverages (1.1%)
Coca-Cola Enterprises, Inc.	318,630	11,763,820

Food & Staples Retailing (3.5%)
Walgreen Co.	394,800	18,824,064
Wal-Mart Stores, Inc.	250,800	18,767,364

		37,591,428

Food Products (1.3%)
Archer-Daniels-Midland Co.	200,900	6,776,357
Bunge Ltd.	96,500	7,124,595

		13,900,952

Household Products (0.7%)
Procter & Gamble Co.	96,840	7,462,490

Tobacco (0.4%)
Universal Corp.	89,100	4,993,164

Total Consumer Staples		75,711,854

Energy (15.2%)
Energy Equipment & Services (1.4%)
Patterson-UTI Energy, Inc.	336,200	8,015,008
Seadrill Ltd.	186,500	6,939,665

		14,954,673

Oil, Gas & Consumable Fuels (13.8%)
Calumet Specialty Products Partners LP	110,100	4,101,225
Chevron Corp.	186,800	22,195,576
ConocoPhillips	408,500	24,550,850
Exxon Mobil Corp.	443,770	39,988,115
Marathon Oil Corp.	504,600	17,015,112
Murphy Oil Corp.	171,200	10,910,576
Phillips 66	216,350	15,138,009
Ship Finance International Ltd.	302,900	5,343,156
Statoil ASA (ADR)	389,900	9,599,338

		148,841,957

Total Energy		163,796,630

Financials (24.5%)
Capital Markets (4.9%)
Ameriprise Financial, Inc.	154,800	11,401,020
Goldman Sachs Group, Inc.	152,400	22,425,660
Morgan Stanley	483,800	10,633,924
Waddell & Reed Financial, Inc., Class A	186,100	8,147,458

		52,608,062

Commercial Banks (4.4%)
Bank of Montreal	168,700	10,619,665
KeyCorp	1,138,200	11,336,472
PNC Financial Services Group, Inc.	112,900	7,507,850
SunTrust Banks, Inc.	238,700	6,876,947
Wells Fargo & Co.	285,000	10,542,150

		46,883,084

Consumer Finance (1.1%)
SLM Corp.	572,800	11,730,944

Diversified Financial Services (7.3%)
Bank of America Corp.	1,394,400	16,983,792
Citigroup, Inc.	449,370	19,880,129
JPMorgan Chase & Co.	868,800	41,233,248

		78,097,169

Insurance (3.8%)
Endurance Specialty Holdings Ltd.	264,000	12,621,840
Hartford Financial Services Group, Inc.	293,900	7,582,620
Prudential Financial, Inc.	236,300	13,939,337
XL Group plc	237,700	7,202,310

		41,346,107

Real Estate Investment Trusts (REITs) (3.0%)
Annaly Capital Management, Inc. (REIT)	656,300	10,428,607
CBL & Associates Properties, Inc. (REIT)	246,100	5,807,960
Extra Space Storage, Inc. (REIT)	142,400	5,592,048
Ryman Hospitality Properties (REIT)	238,100	10,893,075

		32,721,690

Total Financials		263,387,056

Health Care (10.9%)
Biotechnology (1.0%)
Amgen, Inc.	106,300	10,896,813

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	148,100	5,230,892

Health Care Providers & Services (3.6%)
AmerisourceBergen Corp.	291,200	14,982,240
UnitedHealth Group, Inc.	255,600	14,622,876
WellPoint, Inc.	134,200	8,888,066

		38,493,182

Pharmaceuticals (5.8%)
AbbVie, Inc.	215,400	8,784,012
Eli Lilly and Co.	273,600	15,537,744
Johnson & Johnson	137,100	11,177,763
Merck & Co., Inc.	145,600	6,439,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	735,700	$21,232,302

		63,171,709

Total Health Care		117,792,596

Industrials (6.5%)
Aerospace & Defense (2.2%)
Exelis, Inc.	506,500	5,515,785
Northrop Grumman Corp.	259,500	18,203,925

		23,719,710

Commercial Services & Supplies (0.7%)
Iron Mountain, Inc.	223,300	8,108,023

Industrial Conglomerates (1.9%)
General Electric Co.	871,600	20,151,392

Machinery (1.7%)
Caterpillar, Inc.	105,900	9,210,123
Harsco Corp.	372,600	9,229,302

		18,439,425

Total Industrials		70,418,550

Information Technology (8.3%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	848,340	17,738,789

Computers & Peripherals (2.8%)
Hewlett-Packard Co.	866,500	20,657,360
Seagate Technology plc	248,000	9,066,880

		29,724,240

Internet Software & Services (0.7%)
IAC/InterActiveCorp.	160,600	7,175,608

IT Services (2.5%)
Accenture plc, Class A	172,400	13,097,228
Fidelity National Information Services, Inc.	159,800	6,331,276
International Business Machines Corp.	37,200	7,934,760

		27,363,264

Office Electronics (0.7%)
Xerox Corp.	873,600	7,512,960

Total Information Technology		89,514,861

Materials (3.1%)
Chemicals (3.1%)
Eastman Chemical Co.	157,900	11,032,473
Huntsman Corp.	351,000	6,525,090
LyondellBasell Industries N.V., Class A	171,200	10,835,248
PPG Industries, Inc.	35,536	4,759,692

Total Materials		33,152,503

Telecommunication Services (4.3%)
Diversified Telecommunication Services (4.3%)
AT&T, Inc.	463,100	16,991,139
Frontier Communications Corp.	2,368,700	9,427,426
Portugal Telecom SGPS S.A. (ADR)	467,400	2,318,304
Telecom Italia S.p.A. (ADR)	506,100	3,608,493
Telstra Corp., Ltd. (ADR)	263,600	6,213,052
Verizon Communications, Inc.	160,200	7,873,830

Total Telecommunication Services		46,432,244

Utilities (4.7%)
Electric Utilities (0.9%)
Pinnacle West Capital Corp.	174,600	10,107,594

Multi-Utilities (2.8%)
CMS Energy Corp.	829,900	23,187,406
DTE Energy Co.	97,000	6,628,980

		29,816,386

Water Utilities (1.0%)
American Water Works Co., Inc.	131,800	5,461,792
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)*	112,400	5,364,852

		10,826,644

Total Utilities		50,750,624

Total Investments (95.7%) (Cost $796,571,343)		1,031,479,141
Other Assets Less Liabilities (4.3%)		46,149,660

Net Assets (100%)		$1,077,628,801

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$120,522,223	$—	$—	$120,522,223
Consumer Staples	75,711,854	—	—	75,711,854
Energy	163,796,630	—	—	163,796,630
Financials	263,387,056	—	—	263,387,056
Health Care	117,792,596	—	—	117,792,596
Industrials	70,418,550	—	—	70,418,550
Information Technology	89,514,861	—	—	89,514,861
Materials	33,152,503	—	—	33,152,503
Telecommunication Services	46,432,244	—	—	46,432,244
Utilities	50,750,624	—	—	50,750,624

Total Assets	$1,031,479,141	$—	$—	$1,031,479,141

Total Liabilities	$—	$—	$—	$—

Total	$1,031,479,141	$—	$—	$1,031,479,141

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$195,752,277
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$202,283,031

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,232,769
Aggregate gross unrealized depreciation	(7,413,848)

Net unrealized appreciation	$224,818,921

Federal income tax cost of investments	$806,660,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,122	$86,775
Gentex Corp.	1,389	27,794
Johnson Controls, Inc.	6,637	232,760
Tenneco, Inc.*	584	22,957
TRW Automotive Holdings Corp.*	1,042	57,310
Visteon Corp.*	513	29,600

		457,196

Automobiles (0.7%)
Ford Motor Co.	38,043	500,266
Harley-Davidson, Inc.	2,196	117,047
Tesla Motors, Inc.*	696	26,371

		643,684

Distributors (0.2%)
Genuine Parts Co.	1,502	117,156
Pool Corp.	451	21,648

		138,804

Diversified Consumer Services (0.1%)
Coinstar, Inc.*	271	15,832
DeVry, Inc.	552	17,526
Sotheby’s, Inc.	659	24,653

		58,011

Hotels, Restaurants & Leisure (1.8%)
Brinker International, Inc.	688	25,903
Cheesecake Factory, Inc.	476	18,379
Chipotle Mexican Grill, Inc.*	301	98,087
Darden Restaurants, Inc.	1,256	64,910
McDonald’s Corp.	9,740	970,981
Panera Bread Co., Class A*	272	44,945
Starbucks Corp.	7,278	414,555
Vail Resorts, Inc.	348	21,687
Wendy’s Co.	2,730	15,479

		1,674,926

Household Durables (0.5%)
D.R. Horton, Inc.	2,713	65,926
Garmin Ltd.	1,062	35,088
Harman International Industries, Inc.	659	29,411
Mohawk Industries, Inc.*	565	63,913
PulteGroup, Inc.*	3,305	66,893
Tempur-Pedic International, Inc.*	581	28,835
Tupperware Brands Corp.	524	42,832
Whirlpool Corp.	762	90,267

		423,165

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	3,531	940,976
Expedia, Inc.	907	54,429
Liberty Interactive Corp.*	5,025	107,434
Liberty Ventures*	271	20,482
Netflix, Inc.*	543	102,850
priceline.com, Inc.*	484	332,958
TripAdvisor, Inc.*	1,069	56,144

		1,615,273

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	1,114	48,949
Mattel, Inc.	3,348	146,609
Polaris Industries, Inc.	618	57,159

		252,717

Media (4.1%)
AMC Networks, Inc., Class A*	562	35,507
CBS Corp., Class B	5,675	264,966
Charter Communications, Inc., Class A*	442	46,048
DIRECTV*	5,566	315,091
Discovery Communications, Inc., Class A*	2,378	187,244
DISH Network Corp., Class A	1,974	74,815
DreamWorks Animation SKG, Inc., Class A*	696	13,196
Gannett Co., Inc.	2,230	48,770
John Wiley & Sons, Inc., Class A	480	18,701
Lamar Advertising Co., Class A*	537	26,104
Liberty Global, Inc., Class A*	2,347	172,270
Liberty Media Corp.*	1,083	120,895
Madison Square Garden Co., Class A*	594	34,214
Morningstar, Inc.	219	15,312
Omnicom Group, Inc.	2,538	149,488
Scripps Networks Interactive, Inc., Class A	835	53,724
Sirius XM Radio, Inc.	31,208	96,121
Starz - Liberty Capital*	1,088	24,099
Time Warner Cable, Inc.	2,870	275,692
Time Warner, Inc.	9,078	523,074
Viacom, Inc., Class B	4,421	272,201
Walt Disney Co.	17,531	995,761
Washington Post Co., Class B	43	19,221

		3,782,514

Multiline Retail (1.0%)
Big Lots, Inc.*	561	19,786
Dillard’s, Inc., Class A	297	23,329
Dollar General Corp.*	2,553	129,131
Dollar Tree, Inc.*	2,206	106,837
Family Dollar Stores, Inc.	933	55,094
Kohl’s Corp.	2,055	94,797
Nordstrom, Inc.	1,454	80,304
Target Corp.	6,318	432,467

		941,745

Specialty Retail (3.6%)
Aaron’s, Inc.	685	19,646
Advance Auto Parts, Inc.	715	59,095
American Eagle Outfitters, Inc.	1,756	32,837
ANN, Inc.*	470	13,639
Ascena Retail Group, Inc.*	1,231	22,835
Bed Bath & Beyond, Inc.*	2,196	141,466
Best Buy Co., Inc.	2,586	57,280
CarMax, Inc.*	2,218	92,491
Chico’s FAS, Inc.	1,609	27,031
GameStop Corp., Class A	1,176	32,893
Gap, Inc.	2,887	102,200
GNC Holdings, Inc., Class A	714	28,046
Home Depot, Inc.	14,519	1,013,136
L Brands, Inc.	2,327	103,924
Lowe’s Cos., Inc.	10,779	408,740
O’Reilly Automotive, Inc.*	1,082	110,959
PetSmart, Inc.	1,043	64,770
Pier 1 Imports, Inc.	1,051	24,173
Ross Stores, Inc.	2,159	130,878
Sally Beauty Holdings, Inc.*	1,507	44,276
Signet Jewelers Ltd.	787	52,729
Staples, Inc.	6,553	88,007
Tiffany & Co.	1,157	80,458
TJX Cos., Inc.	7,084	331,177
Tractor Supply Co.	672	69,975
Ulta Salon Cosmetics & Fragrance, Inc.*	576	46,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	839	$43,225

		3,242,640

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	856	12,686
Deckers Outdoor Corp.*	334	18,600
Fossil, Inc.*	518	50,039
Hanesbrands, Inc.*	955	43,510
NIKE, Inc., Class B	7,046	415,784
PVH Corp.	759	81,069
Under Armour, Inc., Class A*	753	38,554
Wolverine World Wide, Inc.	487	21,608

		681,850

Total Consumer Discretionary		13,912,525

Consumer Staples (10.3%)
Beverages (3.0%)
Coca-Cola Co.	37,203	1,504,490
Dr. Pepper Snapple Group, Inc.	1,978	92,867
PepsiCo, Inc.	14,983	1,185,305

		2,782,662

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	372	21,688
Costco Wholesale Corp.	4,231	448,951
CVS Caremark Corp.	11,953	657,296
Harris Teeter Supermarkets, Inc.	480	20,501
Safeway, Inc.	2,327	61,316
Sysco Corp.	5,689	200,082
United Natural Foods, Inc.*	479	23,567
Walgreen Co.	8,353	398,271
Whole Foods Market, Inc.	1,675	145,306

		1,976,978

Food Products (1.4%)
Campbell Soup Co.	1,739	78,881
Darling International, Inc.*	1,143	20,528
Flowers Foods, Inc.	1,115	36,728
General Mills, Inc.	6,282	309,765
Green Mountain Coffee Roasters, Inc.*	1,200	68,112
H.J. Heinz Co.	3,113	224,977
Hain Celestial Group, Inc.*	451	27,547
Hershey Co.	1,458	127,619
Ingredion, Inc.	751	54,312
J.M. Smucker Co.	1,041	103,226
Kellogg Co.	2,426	156,307
McCormick & Co., Inc. (Non-Voting)	1,289	94,806
TreeHouse Foods, Inc.*	352	22,933

		1,325,741

Household Products (3.4%)
Church & Dwight Co., Inc.	1,341	86,669
Clorox Co.	1,272	112,610
Colgate-Palmolive Co.	4,269	503,870
Kimberly-Clark Corp.	3,763	368,699
Procter & Gamble Co.	26,528	2,044,247

		3,116,095

Personal Products (0.3%)
Avon Products, Inc.	4,199	87,045
Estee Lauder Cos., Inc., Class A	2,328	149,062

		236,107

Total Consumer Staples		9,437,583

Energy (2.3%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc.	349	23,013
Cameron International Corp.*	2,407	156,936
CARBO Ceramics, Inc.	190	17,303
Dril-Quip, Inc.*	354	30,858
FMC Technologies, Inc.*	2,310	125,641
Helix Energy Solutions Group, Inc.*	959	21,942
Key Energy Services, Inc.*	1,482	11,975
Lufkin Industries, Inc.	327	21,710
Noble Corp.	2,453	93,582
SEACOR Holdings, Inc.	183	13,484
Tidewater, Inc.	480	24,240
Unit Corp.*	426	19,404

		560,088

Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc.*	2,169	60,732
Cimarex Energy Co.	840	63,370
Denbury Resources, Inc.*	3,633	67,755
Energen Corp.	701	36,459
EOG Resources, Inc.	2,640	338,105
EQT Corp.	1,461	98,983
Pioneer Natural Resources Co.	1,285	159,661
Plains Exploration & Production Co.*	1,253	59,480
QEP Resources, Inc.	1,735	55,242
Range Resources Corp.	1,580	128,043
SM Energy Co.	643	38,079
Southwestern Energy Co.*	3,411	127,094
Spectra Energy Corp.	6,487	199,475
Whiting Petroleum Corp.*	1,144	58,161
World Fuel Services Corp.	703	27,923

		1,518,562

Total Energy		2,078,650

Financials (17.5%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	510	78,321
Bank of New York Mellon Corp.	11,294	316,119
BlackRock, Inc.	1,221	313,650
Charles Schwab Corp.	10,669	188,735
E*TRADE Financial Corp.*	2,495	26,721
Eaton Vance Corp.	1,128	47,184
Federated Investors, Inc., Class B	910	21,540
Franklin Resources, Inc.	1,340	202,085
Goldman Sachs Group, Inc.	4,250	625,388
Invesco Ltd.	4,283	124,036
Janus Capital Group, Inc.	1,847	17,362
Legg Mason, Inc.	1,113	35,783
Northern Trust Corp.	2,111	115,176
SEI Investments Co.	1,308	37,736
State Street Corp.	4,436	262,123
Stifel Financial Corp.*	569	19,727
T. Rowe Price Group, Inc.	2,512	188,073
TD Ameritrade Holding Corp.	2,238	46,148
Waddell & Reed Financial, Inc., Class A	831	36,381

		2,702,288

Commercial Banks (4.9%)
Associated Banc-Corp.	1,637	24,866
Bank of Hawaii Corp.	436	22,153
BB&T Corp.	6,789	213,107
BOK Financial Corp.	258	16,073
CapitalSource, Inc.	2,032	19,548
CIT Group, Inc.*	1,953	84,916
City National Corp./California	460	27,099
Comerica, Inc.	1,822	65,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Commerce Bancshares, Inc./Missouri	748	$30,541
Cullen/Frost Bankers, Inc.	596	37,268
East West Bancorp, Inc.	1,361	34,937
F.N.B. Corp./Pennsylvania	1,358	16,432
Fifth Third Bancorp	8,487	138,423
First Horizon National Corp.	2,363	25,237
First Niagara Financial Group, Inc.	3,422	30,319
First Republic Bank/California	661	25,528
FirstMerit Corp.	1,063	17,571
Fulton Financial Corp.	1,926	22,534
Hancock Holding Co.	824	25,478
Huntington Bancshares, Inc./Ohio	8,187	60,502
IBERIABANK Corp.	286	14,306
KeyCorp.	8,961	89,251
M&T Bank Corp.	1,187	122,451
PNC Financial Services Group, Inc.	5,132	341,278
Popular, Inc.*	1,001	27,638
Prosperity Bancshares, Inc.	432	20,472
Regions Financial Corp.	13,724	112,399
Signature Bank/New York*	450	35,442
SunTrust Banks, Inc.	5,233	150,763
Susquehanna Bancshares, Inc.	1,813	22,536
SVB Financial Group*	435	30,859
Synovus Financial Corp.	7,636	21,152
TCF Financial Corp.	1,587	23,741
U.S. Bancorp	18,090	613,794
UMB Financial Corp.	314	15,408
Umpqua Holdings Corp.	1,086	14,400
Valley National Bancorp	1,935	19,814
Webster Financial Corp.	781	18,947
Wells Fargo & Co.	47,604	1,760,872
Westamerica Bancorp	263	11,922
Zions Bancorp	1,789	44,707

		4,450,185

Consumer Finance (1.4%)
American Express Co.	9,327	629,200
Capital One Financial Corp.	5,655	310,742
Discover Financial Services	4,798	215,142
SLM Corp.	4,400	90,112

		1,245,196

Diversified Financial Services (4.1%)
Bank of America Corp.	105,074	1,279,801
CBOE Holdings, Inc.	848	31,325
CME Group, Inc./Illinois	2,978	182,820
IntercontinentalExchange, Inc.*	704	114,801
JPMorgan Chase & Co.	37,132	1,762,285
McGraw-Hill Cos., Inc.	2,726	141,970
Moody’s Corp.	1,882	100,348
NASDAQ OMX Group, Inc.	1,142	36,887
NYSE Euronext	2,359	91,152

		3,741,389

Insurance (3.7%)
ACE Ltd.	3,294	293,067
Aflac, Inc.	4,533	235,807
Alleghany Corp.*	163	64,535
Allied World Assurance Co. Holdings AG	342	31,710
American Financial Group, Inc./Ohio	727	34,445
Aon plc	3,026	186,099
Arch Capital Group Ltd.*	1,299	68,289
Arthur J. Gallagher & Co.	1,222	50,481
Aspen Insurance Holdings Ltd.	679	26,196
Assured Guaranty Ltd.	1,887	38,891
Axis Capital Holdings Ltd.	1,103	45,907
Brown & Brown, Inc.	1,146	36,718
Chubb Corp.	2,534	221,801
Cincinnati Financial Corp.	1,427	67,340
CNO Financial Group, Inc.	2,149	24,606
Endurance Specialty Holdings Ltd.	421	20,128
Erie Indemnity Co., Class A	247	18,656
Everest Reinsurance Group Ltd.	497	64,540
Fidelity National Financial, Inc., Class A	2,086	52,630
First American Financial Corp.	1,042	26,644
Genworth Financial, Inc., Class A*	4,784	47,840
Hanover Insurance Group, Inc.	434	21,561
Hartford Financial Services Group, Inc.	4,238	109,340
HCC Insurance Holdings, Inc.	977	41,063
Lincoln National Corp.	2,629	85,732
Markel Corp.*	87	43,805
MBIA, Inc.*	1,377	14,142
PartnerReinsurance Ltd.	594	55,307
Platinum Underwriters Holdings Ltd.	317	17,692
Principal Financial Group, Inc.	2,670	90,860
ProAssurance Corp.	598	28,303
Progressive Corp.	5,397	136,382
Protective Life Corp.	756	27,065
Prudential Financial, Inc.	4,512	266,163
RenaissanceReinsurance Holdings Ltd.	430	39,556
StanCorp Financial Group, Inc.	431	18,430
Torchmark Corp.	908	54,298
Travelers Cos., Inc.	3,670	308,977
Unum Group	2,620	74,015
Validus Holdings Ltd.	984	36,772
W. R. Berkley Corp.	1,068	47,387
White Mountains Insurance Group Ltd.	53	30,057
Willis Group Holdings plc	1,682	66,422
XL Group plc	2,862	86,719

		3,356,378

Real Estate Investment Trusts (REITs) (0.0%)
Ryman Hospitality Properties (REIT)	441	20,176

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	419	14,979
CBRE Group, Inc., Class A*	2,954	74,589
Forest City Enterprises, Inc., Class A*	1,373	24,398
Howard Hughes Corp.*	273	22,880
Jones Lang LaSalle, Inc.	428	42,547
St. Joe Co.*	898	19,083

		198,476

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	1,359	16,403
Hudson City Bancorp, Inc.	4,619	39,908
New York Community Bancorp, Inc.	4,277	61,375
Ocwen Financial Corp.*	1,130	42,850
People’s United Financial, Inc.	3,298	44,325
Washington Federal, Inc.	1,022	17,885

		222,746

Total Financials		15,936,834

Health Care (12.3%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	1,895	174,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Alkermes plc*	1,202	$28,499
Amgen, Inc.	7,268	745,043
ARIAD Pharmaceuticals, Inc.*	1,764	31,911
Biogen Idec, Inc.*	2,295	442,729
Cepheid, Inc.*	644	24,710
Cubist Pharmaceuticals, Inc.*	631	29,543
Gilead Sciences, Inc.*	14,785	723,430
Incyte Corp.*	1,301	30,456
Medivation, Inc.*	721	33,721
Myriad Genetics, Inc.*	790	20,066
Onyx Pharmaceuticals, Inc.*	698	62,024
Pharmacyclics, Inc.*	488	39,240
Regeneron Pharmaceuticals, Inc.*	742	130,889
Seattle Genetics, Inc.*	1,005	35,688
United Therapeutics Corp.*	454	27,635
Vertex Pharmaceuticals, Inc.*	2,117	116,393

		2,696,582

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	740	18,892
Align Technology, Inc.*	697	23,356
Becton, Dickinson and Co.	1,885	180,225
CareFusion Corp.*	2,165	75,753
Cooper Cos., Inc.	469	50,596
Covidien plc	4,584	310,979
DENTSPLY International, Inc.	1,388	58,879
Edwards Lifesciences Corp.*	1,108	91,033
Haemonetics Corp.*	501	20,872
Hologic, Inc.*	2,605	58,873
IDEXX Laboratories, Inc.*	530	48,967
Intuitive Surgical, Inc.*	390	191,564
Medtronic, Inc.	9,822	461,241
ResMed, Inc.	1,395	64,672
Sirona Dental Systems, Inc.*	551	40,625
St. Jude Medical, Inc.	2,750	111,210
Stryker Corp.	2,810	183,324
Teleflex, Inc.	398	33,635
Thoratec Corp.*	559	20,963
Varian Medical Systems, Inc.*	1,060	76,320
Volcano Corp.*	524	11,664
West Pharmaceutical Services, Inc.	333	21,625

		2,155,268

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	2,237	115,094
Brookdale Senior Living, Inc.*	952	26,542
Cardinal Health, Inc.	3,309	137,721
Centene Corp.*	508	22,372
Cigna Corp.	2,776	173,139
Coventry Health Care, Inc.	1,307	61,468
DaVita HealthCare Partners, Inc.*	819	97,125
Express Scripts Holding Co.*	7,950	458,317
HCA Holdings, Inc.	2,371	96,334
Health Management Associates, Inc., Class A*	2,496	32,124
Henry Schein, Inc.*	851	78,760
Laboratory Corp. of America Holdings*	905	81,631
LifePoint Hospitals, Inc.*	456	22,098
Magellan Health Services, Inc.*	262	12,463
McKesson Corp.	2,262	244,206
MEDNAX, Inc.*	486	43,560
Owens & Minor, Inc.	614	19,992
Patterson Cos., Inc.	812	30,888
Quest Diagnostics, Inc.	1,537	86,764
VCA Antech, Inc.*	858	20,154
WellCare Health Plans, Inc.*	420	24,343

		1,885,095

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,672	22,722
athenahealth, Inc.*	353	34,255
Cerner Corp.*	1,422	134,735
HMS Holdings Corp.*	846	22,969

		214,681

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,371	141,481
Bio-Rad Laboratories, Inc., Class A*	195	24,570
Illumina, Inc.*	1,204	65,016
Life Technologies Corp.*	1,673	108,126
Mettler-Toledo International, Inc.*	294	62,687
Techne Corp.	336	22,797
Thermo Fisher Scientific, Inc.	3,475	265,803
Waters Corp.*	834	78,321

		768,801

Pharmaceuticals (3.8%)
Allergan, Inc.	2,987	333,439
Bristol-Myers Squibb Co.	15,902	655,003
Endo Health Solutions, Inc.*	1,108	34,082
Hospira, Inc.*	1,602	52,594
Johnson & Johnson	27,122	2,211,257
Perrigo Co.	858	101,870
Questcor Pharmaceuticals, Inc.	568	18,483
Salix Pharmaceuticals Ltd.*	504	25,795
ViroPharma, Inc.*	633	15,926
Vivus, Inc.*	979	10,769

		3,459,218

Total Health Care		11,179,645

Industrials (8.4%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	1,016	61,254
Exelis, Inc.	1,821	19,831
Hexcel Corp.*	973	28,227
Rockwell Collins, Inc.	1,326	83,697

		193,009

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	1,564	92,995
Expeditors International of Washington, Inc.	2,004	71,563
FedEx Corp.	2,838	278,692
United Parcel Service, Inc., Class B	6,936	595,802

		1,039,052

Airlines (0.3%)
Alaska Air Group, Inc.*	680	43,493
Delta Air Lines, Inc.*	8,259	136,356
JetBlue Airways Corp.*	2,187	15,090
Southwest Airlines Co.	7,064	95,223
U.S. Airways Group, Inc.*	1,584	26,880

		317,042

Building Products (0.2%)
A.O. Smith Corp.	377	27,736
Lennox International, Inc.	445	28,253
Masco Corp.	3,461	70,085
Owens Corning, Inc.*	1,149	45,305

		171,379

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	972	41,864
Covanta Holding Corp.	1,278	25,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Iron Mountain, Inc.	1,624	$58,967
Pitney Bowes, Inc.	1,952	29,007
R.R. Donnelley & Sons Co.	1,758	21,184

		176,774

Construction & Engineering (0.1%)
AECOM Technology Corp.*	1,016	33,325
EMCOR Group, Inc.	649	27,511
Quanta Services, Inc.*	2,071	59,189

		120,025

Electrical Equipment (1.3%)
Acuity Brands, Inc.	416	28,850
AMETEK, Inc.	2,363	102,460
Belden, Inc.	433	22,364
Brady Corp., Class A	448	15,021
Eaton Corp. plc	4,572	280,035
Emerson Electric Co.	7,009	391,593
General Cable Corp.*	483	17,692
GrafTech International Ltd.*	1,223	9,393
Hubbell, Inc., Class B	518	50,303
Polypore International, Inc.*	452	18,161
Regal-Beloit Corp.	436	35,560
Rockwell Automation, Inc.	1,357	117,177
Roper Industries, Inc.	960	122,218

		1,210,827

Industrial Conglomerates (1.2%)
3M Co.	6,165	655,401
Carlisle Cos., Inc.	616	41,759
Danaher Corp.	5,630	349,904

		1,047,064

Machinery (2.4%)
Actuant Corp., Class A	708	21,679
AGCO Corp.	942	49,097
CLARCOR, Inc.	482	25,247
Cummins, Inc.	1,711	198,151
Deere & Co.	3,783	325,262
Donaldson Co., Inc.	1,311	47,445
Dover Corp.	1,697	123,677
Gardner Denver, Inc.	477	35,827
Graco, Inc.	590	34,238
Harsco Corp.	784	19,420
IDEX Corp.	802	42,843
Illinois Tool Works, Inc.	4,033	245,771
Lincoln Electric Holdings, Inc.	806	43,669
Middleby Corp.*	181	27,539
Nordson Corp.	551	36,338
PACCAR, Inc.	3,432	173,522
Pall Corp.	1,078	73,703
Parker Hannifin Corp.	1,448	132,608
Pentair Ltd. (Registered)	2,004	105,711
Snap-on, Inc.	565	46,726
SPX Corp.	457	36,085
Stanley Black & Decker, Inc.	1,554	125,827
Terex Corp.*	1,073	36,933
Toro Co.	566	26,059
Valmont Industries, Inc.	228	35,858
WABCO Holdings, Inc.*	612	43,201
Woodward, Inc.	587	23,339
Xylem, Inc.	1,807	49,801

		2,185,576

Marine (0.0%)
Kirby Corp.*	549	42,163

Professional Services (0.4%)
Acacia Research Corp.*	484	14,602
Dun & Bradstreet Corp.	397	33,209
FTI Consulting, Inc.*	396	14,913
IHS, Inc., Class A*	486	50,894
Manpower, Inc.	746	42,313
Robert Half International, Inc.	1,356	50,891
Towers Watson & Co., Class A	547	37,918
Verisk Analytics, Inc., Class A*	1,409	86,837

		331,577

Road & Rail (0.5%)
Avis Budget Group, Inc.*	1,041	28,971
Con-way, Inc.	540	19,014
Genesee & Wyoming, Inc., Class A*	480	44,693
Hertz Global Holdings, Inc.*	2,912	64,821
J.B. Hunt Transport Services, Inc.	879	65,468
Kansas City Southern	1,069	118,552
Landstar System, Inc.	451	25,748
Old Dominion Freight Line, Inc.*	686	26,205
Ryder System, Inc.	499	29,815

		423,287

Trading Companies & Distributors (0.5%)
Air Lease Corp.	649	19,029
Fastenal Co.	2,622	134,640
MSC Industrial Direct Co., Inc., Class A	454	38,944
United Rentals, Inc.*	905	49,748
W.W. Grainger, Inc.	580	130,488
Watsco, Inc.	289	24,328
WESCO International, Inc.*	425	30,859

		428,036

Total Industrials		7,685,811

Information Technology (28.0%)
Communications Equipment (3.1%)
Acme Packet, Inc.*	556	16,246
ADTRAN, Inc.	600	11,790
Arris Group, Inc.*	1,113	19,110
Aruba Networks, Inc.*	1,037	25,656
Ciena Corp.*	987	15,802
Cisco Systems, Inc.	51,769	1,082,490
F5 Networks, Inc.*	762	67,879
Harris Corp.	1,095	50,742
InterDigital, Inc.	399	19,084
JDS Uniphase Corp.*	2,286	30,564
Juniper Networks, Inc.*	5,013	92,941
Motorola Solutions, Inc.	2,681	171,665
Plantronics, Inc.	413	18,251
Polycom, Inc.*	1,712	18,969
QUALCOMM, Inc.	16,679	1,116,659
Riverbed Technology, Inc.*	1,585	23,632
ViaSat, Inc.*	394	19,085

		2,800,565

Computers & Peripherals (6.3%)
Apple, Inc.	9,119	4,036,343
Dell, Inc.	14,176	203,142
Diebold, Inc.	613	18,586
EMC Corp.*	20,442	488,359
Hewlett-Packard Co.	18,939	451,506
Lexmark International, Inc., Class A	612	16,157
NCR Corp.*	1,588	43,765
NetApp, Inc.*	3,498	119,492
QLogic Corp.*	881	10,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SanDisk Corp.*	2,349	$129,195
Seagate Technology plc	3,103	113,446
Western Digital Corp.	2,100	105,588

		5,735,798

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	1,550	115,708
Anixter International, Inc.	260	18,179
Arrow Electronics, Inc.*	1,028	41,757
Avnet, Inc.*	1,330	48,146
Corning, Inc.	14,298	190,592
Dolby Laboratories, Inc., Class A	463	15,538
FEI Co.	374	24,142
FLIR Systems, Inc.	1,409	36,648
Ingram Micro, Inc., Class A*	1,462	28,772
Itron, Inc.*	382	17,725
Jabil Circuit, Inc.	1,787	33,024
Molex, Inc.	1,344	39,352
National Instruments Corp.	923	30,228
TE Connectivity Ltd.	4,073	170,781
Tech Data Corp.*	366	16,693
Trimble Navigation Ltd.*	2,480	74,301
Vishay Intertechnology, Inc.*	1,281	17,435

		919,021

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	1,729	61,016
AOL, Inc.*	750	28,867
CoStar Group, Inc.*	260	28,460
eBay, Inc.*	11,333	614,475
Equinix, Inc.*	474	102,531
Google, Inc., Class A*	2,592	2,058,126
LinkedIn Corp., Class A*	667	117,432
Rackspace Hosting, Inc.*	1,072	54,115
Yahoo!, Inc.*	9,406	221,323

		3,286,345

IT Services (6.2%)
Accenture plc, Class A	6,254	475,116
Alliance Data Systems Corp.*	485	78,517
Amdocs Ltd.	1,570	56,913
Automatic Data Processing, Inc.	4,710	306,244
Broadridge Financial Solutions, Inc.	1,183	29,386
Cognizant Technology Solutions
Corp., Class A*	2,931	224,544
Computer Sciences Corp.	1,489	73,303
Convergys Corp.	1,033	17,592
CoreLogic, Inc.*	953	24,645
DST Systems, Inc.	292	20,811
Fidelity National Information Services, Inc.	2,847	112,798
Fiserv, Inc.*	1,298	114,003
Gartner, Inc.*	906	49,295
Genpact Ltd.	1,313	23,884
Global Payments, Inc.	766	38,040
International Business Machines Corp.	10,168	2,168,834
Jack Henry & Associates, Inc.	837	38,678
Lender Processing Services, Inc.	824	20,979
Mastercard, Inc., Class A	1,025	554,658
NeuStar, Inc., Class A*	642	29,872
Paychex, Inc.	3,144	110,260
Teradata Corp.*	1,609	94,143
Total System Services, Inc.	1,559	38,632
VeriFone Systems, Inc.*	1,049	21,693
Visa, Inc., Class A	5,005	850,049
Western Union Co.	5,524	83,081
WEX, Inc.*	376	29,516

		5,685,486

Office Electronics (0.1%)
Xerox Corp.	11,891	102,263
Zebra Technologies Corp., Class A*	496	23,376

		125,639

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	5,871	14,971
Altera Corp.	3,105	110,134
Analog Devices, Inc.	2,972	138,168
Applied Materials, Inc.	11,662	157,204
Atmel Corp.*	4,266	29,691
Cavium, Inc.*	488	18,939
Cirrus Logic, Inc.*	624	14,196
Cymer, Inc.*	305	29,311
Cypress Semiconductor Corp.*	1,306	14,405
Fairchild Semiconductor International, Inc.*	1,233	17,435
Hittite Microwave Corp.*	262	15,867
Intel Corp.	47,999	1,048,778
Intersil Corp., Class A	1,226	10,678
KLA-Tencor Corp.	1,613	85,070
Lam Research Corp.*	1,574	65,258
Linear Technology Corp.	2,262	86,793
LSI Corp.*	5,330	36,137
Marvell Technology Group Ltd.	4,464	47,229
Microchip Technology, Inc.	1,896	69,697
Micron Technology, Inc.*	9,906	98,862
NVIDIA Corp.	6,067	77,779
ON Semiconductor Corp.*	4,353	36,043
PMC-Sierra, Inc.*	1,959	13,302
Semtech Corp.*	643	22,756
Silicon Laboratories, Inc.*	375	15,510
Skyworks Solutions, Inc.*	1,863	41,042
Teradyne, Inc.*	1,850	30,007
Texas Instruments, Inc.	10,726	380,559
Xilinx, Inc.	2,543	97,066

		2,822,887

Software (4.6%)
ACI Worldwide, Inc.*	383	18,713
Adobe Systems, Inc.*	4,843	210,719
ANSYS, Inc.*	903	73,522
Aspen Technology, Inc.*	908	29,319
Autodesk, Inc.*	2,183	90,027
BMC Software, Inc.*	1,277	59,163
CA, Inc.	3,233	81,375
Cadence Design Systems, Inc.*	2,735	38,099
Citrix Systems, Inc.*	1,809	130,537
CommVault Systems, Inc.*	417	34,186
Compuware Corp.*	2,060	25,750
Concur Technologies, Inc.*	443	30,416
Electronic Arts, Inc.*	2,911	51,525
FactSet Research Systems, Inc.	395	36,577
Fortinet, Inc.*	1,289	30,523
Informatica Corp.*	1,046	36,056
Intuit, Inc.	2,706	177,649
MICROS Systems, Inc.*	770	35,043
Microsoft Corp.	73,209	2,094,509
Nuance Communications, Inc.*	2,457	49,582
Progress Software Corp.*	560	12,757
PTC, Inc.*	1,161	29,594
QLIK Technologies, Inc.*	718	18,546
Red Hat, Inc.*	1,877	94,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rovi Corp.*	1,008	$21,581
Salesforce.com, Inc.*	1,308	233,910
SolarWinds, Inc.*	598	35,342
Solera Holdings, Inc.	669	39,023
Symantec Corp.*	6,694	165,208
Synopsys, Inc.*	1,493	53,569
TIBCO Software, Inc.*	1,507	30,472
Ultimate Software Group, Inc.*	265	27,602
VMware, Inc., Class A*	832	65,628

		4,161,423

Total Information Technology		25,537,164

Materials (1.6%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	2,016	175,634
Airgas, Inc.	664	65,842
Cabot Corp.	581	19,870
Ecolab, Inc.	2,579	206,784
H.B. Fuller Co.	485	18,954
International Flavors & Fragrances, Inc.	792	60,723
Praxair, Inc.	2,876	320,789
Sensient Technologies Corp.	485	18,959
Sigma-Aldrich Corp.	1,170	90,885

		978,440

Construction Materials (0.0%)
Eagle Materials, Inc.	456	30,383

Containers & Packaging (0.4%)
AptarGroup, Inc.	643	36,876
Ball Corp.	1,452	69,086
Bemis Co., Inc.	1,000	40,360
MeadWestvaco Corp.	1,708	62,001
Owens-Illinois, Inc.*	1,594	42,480
Sealed Air Corp.	1,889	45,544
Sonoco Products Co.	982	34,360

		330,707

Metals & Mining (0.1%)
Compass Minerals International, Inc.	323	25,485
Reliance Steel & Aluminum Co.	740	52,666

		78,151

Paper & Forest Products (0.0%)
Domtar Corp.	337	26,158

Total Materials		1,443,839

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	53,329	1,956,641
CenturyLink, Inc.	6,079	213,555
Frontier Communications Corp.	9,693	38,578
Level 3 Communications, Inc.*	1,567	31,795
tw telecom, Inc.*	1,478	37,231
Windstream Corp.	5,740	45,633

		2,323,433

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	2,848	198,335
MetroPCS Communications, Inc.*	3,104	33,834
NII Holdings, Inc.*	1,667	7,218
SBA Communications Corp., Class A*	1,227	88,368
Telephone & Data Systems, Inc.	976	20,564

		348,319

Total Telecommunication Services		2,671,752

Utilities (1.2%)
Electric Utilities (0.2%)
Cleco Corp.	592	27,842
Hawaiian Electric Industries, Inc.	953	26,408
IDACORP, Inc.	487	23,507
ITC Holdings Corp.	500	44,630
OGE Energy Corp.	957	66,971
Portland General Electric Co.	734	22,262

		211,620

Gas Utilities (0.4%)
AGL Resources, Inc.	1,144	47,991
Atmos Energy Corp.	879	37,524
New Jersey Resources Corp.	406	18,209
ONEOK, Inc.	1,989	94,816
Piedmont Natural Gas Co., Inc.	736	24,200
Questar Corp.	1,699	41,337
South Jersey Industries, Inc.	308	17,122
Southwest Gas Corp.	449	21,309
WGL Holdings, Inc.	502	22,138

		324,646

Multi-Utilities (0.5%)
Avista Corp.	580	15,892
CMS Energy Corp.	2,572	71,862
Consolidated Edison, Inc.	2,844	173,569
Integrys Energy Group, Inc.	760	44,202
MDU Resources Group, Inc.	1,836	45,882
NiSource, Inc.	3,025	88,753

		440,160

Water Utilities (0.1%)
American Water Works Co., Inc.	1,718	71,194
Aqua America, Inc.	1,363	42,852

		114,046

Total Utilities		1,090,472

Total Investments (99.8%) (Cost $71,770,604)		90,974,275
Other Assets Less Liabilities (0.2%)		150,892

Net Assets (100%)		$91,125,167

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,912,525	$—	$—	$13,912,525
Consumer Staples	9,437,583	—	—	9,437,583
Energy	2,078,650	—	—	2,078,650
Financials	15,936,834	—	—	15,936,834
Health Care	11,179,645	—	—	11,179,645
Industrials	7,685,811	—	—	7,685,811
Information Technology	25,537,164	—	—	25,537,164
Materials	1,443,839	—	—	1,443,839
Telecommunication Services	2,671,752	—	—	2,671,752
Utilities	1,090,472	—	—	1,090,472

Total Assets	$90,974,275	$—	$—	$90,974,275

Total Liabilities	$—	$—	$—	$—

Total	$90,974,275	$—	$—	$90,974,275

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,346,581
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,436,698

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,773,127
Aggregate gross unrealized depreciation	(1,655,285)

Net unrealized appreciation	$19,117,842

Federal income tax cost of investments	$71,856,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.8%)
Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	321,700	$11,034,310
Darden Restaurants, Inc.	130,500	6,744,240
Starbucks Corp.	233,200	13,283,072

		31,061,622

Household Durables (3.6%)
Newell Rubbermaid, Inc.	771,100	20,125,710
NVR, Inc.*	7,100	7,668,781
Whirlpool Corp.	154,200	18,266,532

		46,061,023

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	39,900	10,632,951

Media (7.6%)
CBS Corp., Class B	93,000	4,342,170
Charter Communications, Inc., Class A*	87,400	9,105,332
Comcast Corp., Class A	464,600	19,517,846
DreamWorks Animation SKG, Inc., Class A*	360,700	6,838,872
Gannett Co., Inc.	697,600	15,256,512
Scripps Networks Interactive, Inc., Class A	236,300	15,203,542
Sirius XM Radio, Inc.	4,977,400	15,330,392
Time Warner Cable, Inc.	70,630	6,784,718
Viacom, Inc., Class B	106,600	6,563,362

		98,942,746

Specialty Retail (2.6%)
Home Depot, Inc.	241,300	16,837,914
Signet Jewelers Ltd.	161,700	10,833,900
Tiffany & Co.	82,100	5,709,234

		33,381,048

Textiles, Apparel & Luxury Goods (2.8%)
Coach, Inc.	264,000	13,197,360
Lululemon Athletica, Inc.*	95,100	5,929,485
NIKE, Inc., Class B	293,100	17,295,831

		36,422,676

Total Consumer Discretionary		256,502,066

Consumer Staples (2.5%)
Beverages (1.1%)
Beam, Inc.	230,600	14,652,324

Household Products (1.4%)
Procter & Gamble Co.	234,500	18,070,570

Total Consumer Staples		32,722,894

Energy (14.7%)
Energy Equipment & Services (5.7%)
Dril-Quip, Inc.*	229,500	20,005,515
Ensco plc, Class A	223,600	13,416,000
Halliburton Co.	548,900	22,181,049
Schlumberger Ltd.	210,000	15,726,900
Weatherford International Ltd.*	256,200	3,110,268

		74,439,732

Oil, Gas & Consumable Fuels (9.0%)
Cenovus Energy, Inc.	497,000	15,402,030
Chevron Corp.	351,412	41,754,774
Cobalt International Energy, Inc.*	281,100	7,927,020
Noble Energy, Inc.	200,300	23,166,698
Royal Dutch Shell plc (ADR), Class A	434,800	28,331,568

		116,582,090

Total Energy		191,021,822

Financials (15.1%)
Capital Markets (2.5%)
BlackRock, Inc.	46,100	11,842,168
Goldman Sachs Group, Inc.	138,000	20,306,700

		32,148,868

Commercial Banks (1.5%)
BB&T Corp.	408,500	12,822,815
Wells Fargo & Co.	188,800	6,983,712

		19,806,527

Diversified Financial Services (2.1%)
CME Group, Inc./Illinois	177,700	10,909,003
JPMorgan Chase & Co.	174,536	8,283,479
NYSE Euronext	202,500	7,824,600

		27,017,082

Insurance (4.5%)
ACE Ltd.	157,500	14,012,775
Aflac, Inc.	158,500	8,245,170
Allstate Corp.	245,400	12,041,778
Aon plc	269,100	16,549,650
Progressive Corp.	294,500	7,442,015

		58,291,388

Real Estate Investment Trusts (REITs) (4.5%)
American Tower Corp. (REIT)	762,900	58,682,268

Total Financials		195,946,133

Health Care (14.1%)
Biotechnology (6.7%)
Gilead Sciences, Inc.*	1,328,600	65,008,398
Seattle Genetics, Inc.*	606,000	21,519,060

		86,527,458

Health Care Providers & Services (1.9%)
Centene Corp.*	155,700	6,857,028
Express Scripts Holding Co.*	163,600	9,431,540
Molina Healthcare, Inc.*	251,300	7,757,631

		24,046,199

Health Care Technology (1.7%)
Cerner Corp.*	237,300	22,484,175

Pharmaceuticals (3.8%)
Allergan, Inc.	256,112	28,589,783
Bristol-Myers Squibb Co.	501,100	20,640,309

		49,230,092

Total Health Care		182,287,924

Industrials (9.5%)
Commercial Services & Supplies (1.1%)
Iron Mountain, Inc.	376,403	13,667,193

Electrical Equipment (2.8%)
Eaton Corp. plc	394,800	24,181,500
Polypore International, Inc.*	300,100	12,058,018

		36,239,518

Industrial Conglomerates (1.3%)
Danaher Corp.	271,800	16,892,370

Machinery (2.3%)
Caterpillar, Inc.	141,500	12,306,255
IDEX Corp.	166,901	8,915,851

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Black & Decker, Inc.	106,200	$8,599,014

		29,821,120

Professional Services (0.8%)
Nielsen Holdings N.V.	278,500	9,975,870

Road & Rail (1.2%)
Norfolk Southern Corp.	204,900	15,793,692

Total Industrials		122,389,763

Information Technology (18.3%)
Communications Equipment (0.8%)
QUALCOMM, Inc.	153,100	10,250,045

Computers & Peripherals (5.7%)
Apple, Inc.	110,300	48,822,089
Hewlett-Packard Co.	649,900	15,493,616
Western Digital Corp.	176,600	8,879,448

		73,195,153

Electronic Equipment, Instruments & Components (0.7%)
Jabil Circuit, Inc.	492,300	9,097,704

Internet Software & Services (2.6%)
Google, Inc., Class A*	17,580	13,959,047
VeriSign, Inc.*	424,800	20,084,544

		34,043,591

IT Services (3.3%)
Accenture plc, Class A	163,800	12,443,886
Cognizant Technology Solutions Corp., Class A*	90,400	6,925,544
Jack Henry & Associates, Inc.	190,300	8,793,763
Visa, Inc., Class A	86,900	14,759,096

		42,922,289

Semiconductors & Semiconductor Equipment (3.0%)
ASML Holding N.V.	117,100	7,963,971
Broadcom Corp., Class A	376,800	13,063,656
Freescale Semiconductor Ltd.*	504,900	7,517,961
ON Semiconductor Corp.*	1,242,900	10,291,212

		38,836,800

Software (2.2%)
Oracle Corp.	753,300	24,361,722
Workday, Inc., Class A*	66,800	4,116,884

		28,478,606

Total Information Technology		236,824,188

Materials (4.4%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	90,700	7,901,784
LyondellBasell Industries N.V., Class A	173,800	10,999,802
Monsanto Co.	121,200	12,802,356

		31,703,942

Metals & Mining (1.9%)
Allegheny Technologies, Inc.	269,200	8,536,332
Barrick Gold Corp.	165,300	4,859,820
Cliffs Natural Resources, Inc.	110,400	2,098,704
Freeport-McMoRan Copper & Gold, Inc.	81,000	2,681,100
Nucor Corp.	150,200	6,931,730

		25,107,686

Total Materials		56,811,628

Utilities (1.0%)
Electric Utilities (0.5%)
Edison International	137,000	6,893,840

Multi-Utilities (0.5%)
PG&E Corp.	132,900	5,918,037

Total Utilities		12,811,877

Total Investments (99.4%) (Cost $886,954,400)		1,287,318,295
Other Assets Less Liabilities (0.6%)		8,174,348

Net Assets (100%)		$1,295,492,643

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$256,502,066	$—	$—	$256,502,066
Consumer Staples	32,722,894	—	—	32,722,894
Energy	191,021,822	—	—	191,021,822
Financials	195,946,133	—	—	195,946,133
Health Care	182,287,924	—	—	182,287,924
Industrials	122,389,763	—	—	122,389,763
Information Technology	236,824,188	—	—	236,824,188
Materials	56,811,628	—	—	56,811,628
Utilities	12,811,877	—	—	12,811,877

Total Assets	$1,287,318,295	$—	$—	$1,287,318,295

Total Liabilities	$—	$—	$—	$—

Total	$1,287,318,295	$—	$—	$1,287,318,295

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,101,762
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$95,825,326

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$422,225,363
Aggregate gross unrealized depreciation	(20,604,753)

Net unrealized appreciation	$401,620,610

Federal income tax cost of investments	$885,697,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	15,000	$360,150
BorgWarner, Inc.*	37,130	2,871,634
Cooper Tire & Rubber Co.	18,800	482,408
Dana Holding Corp.	52,900	943,207
Delphi Automotive plc	102,300	4,542,120
Federal-Mogul Corp.*	20,800	125,424
Gentex Corp.	47,200	944,472
Goodyear Tire & Rubber Co.*	99,100	1,249,651
Johnson Controls, Inc.	202,930	7,116,755
Lear Corp.	35,400	1,942,398
Tenneco, Inc.*	22,600	888,406
TRW Automotive Holdings Corp.*	34,500	1,897,500
Visteon Corp.*	17,300	998,210

		24,362,335

Automobiles (0.5%)
Ford Motor Co.	1,122,336	14,758,718
General Motors Co.*	228,500	6,356,870
Harley-Davidson, Inc.	69,950	3,728,335
Tesla Motors, Inc.*	18,900	716,121
Thor Industries, Inc.	14,600	537,134

		26,097,178

Distributors (0.1%)
Genuine Parts Co.	46,000	3,588,000
LKQ Corp.*	89,000	1,936,640
Pool Corp.	15,900	763,200

		6,287,840

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	8,600	300,054
Apollo Group, Inc., Class A*	40,930	711,773
Capella Education Co.*	6,300	196,182
Career Education Corp.*	23,900	56,643
Coinstar, Inc.*	10,400	607,568
DeVry, Inc.	25,800	819,150
H&R Block, Inc.	84,350	2,481,577
Hillenbrand, Inc.	16,300	412,064
Service Corp. International	67,000	1,120,910
Sotheby’s, Inc.	25,300	946,473
Strayer Education, Inc.	2,300	111,274
Weight Watchers International, Inc.	8,200	345,302

		8,108,970

Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc.*	14,300	743,171
BJ’s Restaurants, Inc.*	7,950	264,576
Bob Evans Farms, Inc.	9,500	404,890
Brinker International, Inc.	29,190	1,099,003
Buffalo Wild Wings, Inc.*	6,100	533,933
Carnival Corp.	129,460	4,440,478
Cheesecake Factory, Inc.	22,800	880,308
Chipotle Mexican Grill, Inc.*	9,800	3,193,526
Choice Hotels International, Inc.	7,000	296,170
Cracker Barrel Old Country Store, Inc.	5,800	468,930
Darden Restaurants, Inc.	41,150	2,126,632
Denny’s Corp.*	390	2,250
Domino’s Pizza, Inc.	20,900	1,075,096
Dunkin’ Brands Group, Inc.	25,300	933,064
Hyatt Hotels Corp., Class A*	16,500	713,295
International Game Technology	81,360	1,342,440
Jack in the Box, Inc.*	9,900	342,441
Las Vegas Sands Corp.	117,700	6,632,395
Life Time Fitness, Inc.*	14,000	598,920
Marriott International, Inc., Class A	75,025	3,168,306
Marriott Vacations Worldwide Corp.*	8,512	365,250
McDonald’s Corp.	297,540	29,661,762
MGM Resorts International*	123,900	1,629,285
Panera Bread Co., Class A*	9,500	1,569,780
Penn National Gaming, Inc.*	25,700	1,398,851
Royal Caribbean Cruises Ltd.	47,950	1,592,899
Scientific Games Corp., Class A*	25,900	226,625
Six Flags Entertainment Corp.	12,342	894,548
Starbucks Corp.	222,050	12,647,968
Starwood Hotels & Resorts Worldwide, Inc.	64,000	4,078,720
Texas Roadhouse, Inc.	20,700	417,933
Vail Resorts, Inc.	16,600	1,034,512
Wendy’s Co.	84,400	478,548
WMS Industries, Inc.*	16,300	410,923
Wyndham Worldwide Corp.	43,070	2,777,154
Wynn Resorts Ltd.	24,800	3,103,968
Yum! Brands, Inc.	137,740	9,909,016

		101,457,566

Household Durables (0.5%)
CSS Industries, Inc.	40	1,039
D.R. Horton, Inc.	88,100	2,140,830
Garmin Ltd.	35,500	1,172,920
Harman International Industries, Inc.	26,390	1,177,786
Jarden Corp.*	34,950	1,497,607
KB Home	23,400	509,418
Leggett & Platt, Inc.	42,200	1,425,516
Lennar Corp., Class A	49,300	2,044,964
M.D.C. Holdings, Inc.	12,800	469,120
Meritage Homes Corp.*	9,300	435,798
Mohawk Industries, Inc.*	17,000	1,923,040
Newell Rubbermaid, Inc.	96,300	2,513,430
NVR, Inc.*	1,600	1,728,176
PulteGroup, Inc.*	104,800	2,121,152
Ryland Group, Inc.	13,600	566,032
Tempur-Pedic International, Inc.*	21,900	1,086,897
Toll Brothers, Inc.*	44,200	1,513,408
Tupperware Brands Corp.	20,600	1,683,844
Whirlpool Corp.	23,520	2,786,179

		26,797,156

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	107,180	28,562,398
Expedia, Inc.	27,205	1,632,572
HomeAway, Inc.*	4,400	143,000
HSN, Inc.	13,200	724,152
Liberty Interactive Corp.*	174,030	3,720,761
Liberty Ventures*	8,701	657,622
Netflix, Inc.*	17,800	3,371,498
priceline.com, Inc.*	14,780	10,167,605
Shutterfly, Inc.*	9,870	435,958
TripAdvisor, Inc.*	25,505	1,339,523

		50,755,089

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	1,146,370
Hasbro, Inc.	33,900	1,489,566
Mattel, Inc.	104,600	4,580,434
Polaris Industries, Inc.	19,200	1,775,808

		8,992,178

Media (3.6%)
AMC Networks, Inc., Class A*	21,212	1,340,174
Cablevision Systems Corp. - New York Group, Class A	61,150	914,804
CBS Corp., Class B	192,020	8,965,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Charter Communications, Inc., Class A*	14,500	$1,510,610
Cinemark Holdings, Inc.	31,500	927,360
Clear Channel Outdoor Holdings, Inc., Class A*	31,000	232,190
Comcast Corp., Class A	792,624	33,298,134
DIRECTV*	167,846	9,501,762
Discovery Communications, Inc., Class A*	71,300	5,614,162
DISH Network Corp., Class A	63,360	2,401,344
DreamWorks Animation SKG, Inc., Class A*	20,600	390,576
Gannett Co., Inc.	69,600	1,522,152
Global Sources Ltd.*	323	2,442
Interpublic Group of Cos., Inc.	149,400	1,946,682
John Wiley & Sons, Inc., Class A	17,000	662,320
Lamar Advertising Co., Class A*	21,400	1,040,254
Liberty Global, Inc., Class A*	81,700	5,996,780
Liberty Media Corp.*	32,997	3,683,455
Lions Gate Entertainment Corp.*	16,200	385,074
Live Nation Entertainment, Inc.*	33,200	410,684
Madison Square Garden Co., Class A*	17,787	1,024,531
Meredith Corp.	11,000	420,860
Morningstar, Inc.	8,300	580,336
New York Times Co., Class A*	38,000	372,400
News Corp., Class A	620,494	18,937,477
Omnicom Group, Inc.	83,100	4,894,590
Regal Entertainment Group, Class A	24,600	410,082
Scripps Networks Interactive, Inc., Class A	27,800	1,788,652
Sirius XM Radio, Inc.	1,137,200	3,502,576
Starz - Liberty Capital*	32,997	730,884
Thomson Reuters Corp.	114,100	3,705,968
Time Warner Cable, Inc.	86,502	8,309,382
Time Warner, Inc.	282,126	16,256,100
Viacom, Inc., Class B	144,960	8,925,187
Virgin Media, Inc.	84,400	4,133,068
Walt Disney Co.	527,568	29,965,863
Washington Post Co., Class B	1,300	581,100

		185,285,429

Multiline Retail (0.7%)
Big Lots, Inc.*	21,700	765,359
Dillard’s, Inc., Class A	10,300	809,065
Dollar General Corp.*	57,600	2,913,408
Dollar Tree, Inc.*	73,050	3,537,811
Family Dollar Stores, Inc.	30,150	1,780,358
J.C. Penney Co., Inc.	56,050	846,916
Kohl’s Corp.	73,410	3,386,403
Macy’s, Inc.	129,200	5,405,728
Nordstrom, Inc.	46,790	2,584,212
Saks, Inc.*	5,000	57,350
Sears Holdings Corp.*	13,100	654,607
Target Corp.	199,660	13,666,727

		36,407,944

Specialty Retail (2.4%)
Aaron’s, Inc.	27,400	785,832
Abercrombie & Fitch Co., Class A	29,600	1,367,520
Advance Auto Parts, Inc.	25,850	2,136,503
Aeropostale, Inc.*	26,600	361,760
American Eagle Outfitters, Inc.	60,700	1,135,090
ANN, Inc.*	17,200	499,144
Ascena Retail Group, Inc.*	44,800	831,040
AutoNation, Inc.*	10,800	472,500
AutoZone, Inc.*	11,890	4,717,595
Bed Bath & Beyond, Inc.*	72,450	4,667,229
Best Buy Co., Inc.	83,910	1,858,607
Buckle, Inc.	8,500	396,525
Cabela’s, Inc.*	15,800	960,324
CarMax, Inc.*	69,350	2,891,895
Chico’s FAS, Inc.	67,550	1,134,840
Children’s Place Retail Stores, Inc.*	7,700	345,114
Dick’s Sporting Goods, Inc.	31,100	1,471,030
DSW, Inc., Class A	7,600	484,880
Express, Inc.*	27,800	495,118
Foot Locker, Inc.	51,200	1,753,088
GameStop Corp., Class A	46,700	1,306,199
Gap, Inc.	94,390	3,341,406
Genesco, Inc.*	7,800	468,702
GNC Holdings, Inc., Class A	23,100	907,368
Group 1 Automotive, Inc.	7,200	432,504
Guess?, Inc.	29,000	720,070
Hibbett Sports, Inc.*	9,000	506,430
Home Depot, Inc.	448,160	31,272,605
Jos. A. Bank Clothiers, Inc.*	8,500	339,150
L Brands, Inc.	79,590	3,554,489
Lowe’s Cos., Inc.	335,540	12,723,677
Lumber Liquidators Holdings, Inc.*	8,500	596,870
Men’s Wearhouse, Inc.	19,100	638,322
Monro Muffler Brake, Inc.	10,000	397,100
New York & Co., Inc.*	460	1,881
OfficeMax, Inc.	4,100	47,601
Orchard Supply Hardware Stores Corp., Class A*	191	756
O’Reilly Automotive, Inc.*	36,250	3,717,438
Penske Automotive Group, Inc.	8,900	296,904
PetSmart, Inc.	32,700	2,030,670
Pier 1 Imports, Inc.	32,300	742,900
Rent-A-Center, Inc.	21,010	776,109
Ross Stores, Inc.	70,560	4,277,347
Sally Beauty Holdings, Inc.*	48,300	1,419,054
Select Comfort Corp.*	18,300	361,791
Signet Jewelers Ltd.	25,480	1,707,160
Staples, Inc.	212,750	2,857,233
Systemax, Inc.	800	7,920
Tiffany & Co.	40,200	2,795,508
TJX Cos., Inc.	222,300	10,392,525
Tractor Supply Co.	23,900	2,488,707
Ulta Salon Cosmetics & Fragrance, Inc.*	19,600	1,590,932
Urban Outfitters, Inc.*	35,150	1,361,711
Vitamin Shoppe, Inc.*	7,800	381,030
Williams-Sonoma, Inc.	26,900	1,385,888

		124,611,591

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	15,680	897,993
Coach, Inc.	85,120	4,255,149
Columbia Sportswear Co.	7,000	405,160
Crocs, Inc.*	26,790	397,028
Deckers Outdoor Corp.*	12,800	712,832
Fifth & Pacific Cos., Inc.*	29,900	564,512
Fossil, Inc.*	19,100	1,845,060
Hanesbrands, Inc.*	30,100	1,371,356
Iconix Brand Group, Inc.*	17,700	457,899
Michael Kors Holdings Ltd.*	26,400	1,499,256
NIKE, Inc., Class B	217,760	12,850,017
PVH Corp.	24,581	2,625,497
Ralph Lauren Corp.	18,670	3,161,018
Steven Madden Ltd.*	12,735	549,388
Under Armour, Inc., Class A*	25,800	1,320,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Unifi, Inc.*	436	$8,328
VF Corp.	26,400	4,428,600
Wolverine World Wide, Inc.	21,100	936,207

		38,286,260

Total Consumer Discretionary		637,449,536

Consumer Staples (9.5%)
Beverages (2.0%)
Beam, Inc.	49,350	3,135,699
Brown-Forman Corp., Class B	48,300	3,448,620
Coca-Cola Co.	1,146,540	46,366,078
Coca-Cola Enterprises, Inc.	81,300	3,001,596
Constellation Brands, Inc., Class A*	48,800	2,324,832
Dr. Pepper Snapple Group, Inc.	69,410	3,258,799
Molson Coors Brewing Co., Class B	39,750	1,944,968
Monster Beverage Corp.*	44,100	2,105,334
PepsiCo, Inc.	459,590	36,358,165

		101,944,091

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	13,000	757,900
Costco Wholesale Corp.	129,250	13,714,717
CVS Caremark Corp.	375,210	20,632,798
Harris Teeter Supermarkets, Inc.	16,800	717,528
Kroger Co.	160,310	5,312,673
Pricesmart, Inc.	5,600	435,848
Safeway, Inc.	84,840	2,235,534
Sysco Corp.	179,250	6,304,223
United Natural Foods, Inc.*	20,200	993,840
Walgreen Co.	261,080	12,448,294
Wal-Mart Stores, Inc.	496,720	37,169,558
Whole Foods Market, Inc.	57,200	4,962,100

		105,685,013

Food Products (1.8%)
Archer-Daniels-Midland Co.	198,460	6,694,056
B&G Foods, Inc.	15,100	460,399
Bunge Ltd.	45,980	3,394,703
Campbell Soup Co.	58,700	2,662,632
ConAgra Foods, Inc.	126,450	4,528,174
Darling International, Inc.*	37,400	671,704
Dean Foods Co.*	65,000	1,178,450
Flowers Foods, Inc.	43,200	1,423,008
General Mills, Inc.	189,400	9,339,314
Green Mountain Coffee Roasters, Inc.*	41,766	2,370,638
H.J. Heinz Co.	95,100	6,872,877
Hain Celestial Group, Inc.*	11,800	720,744
Hershey Co.	45,150	3,951,980
Hillshire Brands Co.	36,900	1,297,035
Hormel Foods Corp.	40,000	1,652,800
Ingredion, Inc.	23,600	1,706,752
J.M. Smucker Co.	34,127	3,384,033
Kellogg Co.	73,500	4,735,605
Kraft Foods Group, Inc.	172,736	8,901,086
McCormick & Co., Inc. (Non-Voting)	41,750	3,070,713
Mead Johnson Nutrition Co.	61,600	4,770,920
Mondelez International, Inc., Class A	528,410	16,174,630
Seaboard Corp.	100	279,999
Smithfield Foods, Inc.*	52,000	1,376,960
TreeHouse Foods, Inc.*	15,900	1,035,885
Tyson Foods, Inc., Class A	95,200	2,362,864

		95,017,961

Household Products (1.9%)
Church & Dwight Co., Inc.	40,600	2,623,978
Clorox Co.	38,950	3,448,243
Colgate-Palmolive Co.	141,410	16,690,622
Energizer Holdings, Inc.	20,850	2,079,371
Kimberly-Clark Corp.	115,500	11,316,690
Procter & Gamble Co.	802,280	61,823,697

		97,982,601

Personal Products (0.2%)
Avon Products, Inc.	123,850	2,567,411
Estee Lauder Cos., Inc., Class A	68,200	4,366,846
Herbalife Ltd.	38,900	1,456,805
Nu Skin Enterprises, Inc., Class A	17,100	755,820

		9,146,882

Tobacco (1.5%)
Altria Group, Inc.	597,990	20,564,876
Lorillard, Inc.	121,950	4,920,683
Philip Morris International, Inc.	501,030	46,450,491
Reynolds American, Inc.	95,900	4,266,591

		76,202,641

Total Consumer Staples		485,979,189

Energy (9.9%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	17,200	903,688
Baker Hughes, Inc.	136,784	6,348,145
Bristow Group, Inc.	13,300	877,002
Cameron International Corp.*	73,850	4,815,020
CARBO Ceramics, Inc.	6,000	546,420
Diamond Offshore Drilling, Inc.	23,210	1,614,488
Dresser-Rand Group, Inc.*	26,400	1,627,824
Dril-Quip, Inc.*	12,800	1,115,776
Era Group, Inc.*	8,500	178,500
Exterran Holdings, Inc.*	19,800	534,600
FMC Technologies, Inc.*	71,300	3,878,007
Forum Energy Technologies, Inc.*	10,600	304,856
Geospace Technologies Corp.*	3,700	399,304
Halliburton Co.	274,630	11,097,798
Helix Energy Solutions Group, Inc.*	36,700	839,696
Helmerich & Payne, Inc.	28,600	1,736,020
Hornbeck Offshore Services, Inc.*	5,900	274,114
Lufkin Industries, Inc.	11,000	730,290
McDermott International, Inc.*	84,700	930,853
Nabors Industries Ltd.	99,790	1,618,594
National Oilwell Varco, Inc.	126,280	8,934,310
Oceaneering International, Inc.	33,600	2,231,376
Oil States International, Inc.*	18,900	1,541,673
Patterson-UTI Energy, Inc.	45,900	1,094,256
Rowan Cos., plc, Class A*	43,300	1,531,088
RPC, Inc.	13,200	200,244
Schlumberger Ltd.	395,055	29,585,669
SEACOR Holdings, Inc.	8,500	626,280
Superior Energy Services, Inc.*	56,171	1,458,761
Tidewater, Inc.	19,600	989,800
Unit Corp.*	20,200	920,110

		89,484,562

Oil, Gas & Consumable Fuels (8.1%)
Alpha Natural Resources, Inc.*	84,839	696,528
Anadarko Petroleum Corp.	149,880	13,107,006
Apache Corp.	116,880	9,018,461
Arch Coal, Inc.	68,500	371,955
Berry Petroleum Co., Class A	23,500	1,087,815
Cabot Oil & Gas Corp.	61,700	4,171,537
Cheniere Energy, Inc.*	58,100	1,626,800
Chesapeake Energy Corp.	196,210	4,004,646
Chevron Corp.	577,600	68,630,432
Cimarex Energy Co.	29,760	2,245,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cobalt International Energy, Inc.*	57,300	$1,615,860
Concho Resources, Inc.*	33,100	3,224,933
ConocoPhillips Co.	373,276	22,433,888
CONSOL Energy, Inc.	68,950	2,320,167
Continental Resources, Inc.*	11,600	1,008,388
Denbury Resources, Inc.*	117,659	2,194,340
Devon Energy Corp.	118,830	6,704,389
Energen Corp.	27,200	1,414,672
Energy XXI Bermuda Ltd.	24,700	672,334
EOG Resources, Inc.	81,400	10,424,898
EQT Corp.	39,000	2,642,250
Exxon Mobil Corp.#	1,369,265	123,384,469
Golar LNG Ltd.	13,200	487,872
Gulfport Energy Corp.*	22,300	1,022,009
Halcon Resources Corp.*	35,000	272,650
Hess Corp.	90,520	6,482,137
HollyFrontier Corp.	63,132	3,248,141
Kinder Morgan, Inc.	152,220	5,887,870
Kodiak Oil & Gas Corp.*	68,900	626,301
Kosmos Energy Ltd.*	26,100	294,930
Laredo Petroleum Holdings, Inc.*	13,300	243,257
Marathon Oil Corp.	213,790	7,208,999
Marathon Petroleum Corp.	100,595	9,013,312
McMoRan Exploration Co.*	30,600	500,310
Murphy Oil Corp.	58,620	3,735,853
Newfield Exploration Co.*	49,650	1,113,153
Noble Energy, Inc.	54,630	6,318,506
Oasis Petroleum, Inc.*	24,900	947,943
Occidental Petroleum Corp.	241,960	18,962,405
PDC Energy, Inc.*	8,800	436,216
Peabody Energy Corp.	94,000	1,988,100
Phillips 66	187,588	13,125,532
Pioneer Natural Resources Co.	38,650	4,802,262
Plains Exploration & Production Co.*	40,550	1,924,908
QEP Resources, Inc.	53,400	1,700,256
Range Resources Corp.	49,850	4,039,844
Rosetta Resources, Inc.*	19,900	946,842
SandRidge Energy, Inc.*	152,544	803,907
SemGroup Corp., Class A*	13,100	677,532
Ship Finance International Ltd.	4,700	82,908
SM Energy Co.	20,900	1,237,698
Southwestern Energy Co.*	106,950	3,984,957
Spectra Energy Corp.	198,900	6,116,175
Targa Resources Corp.	9,000	611,640
Teekay Corp.	8,000	287,680
Tesoro Corp.	43,310	2,535,801
Ultra Petroleum Corp.*	57,500	1,155,750
Valero Energy Corp.	162,530	7,393,490
Western Refining, Inc.	17,900	633,839
Whiting Petroleum Corp.*	34,800	1,769,232
Williams Cos., Inc.	201,100	7,533,206
World Fuel Services Corp.	27,400	1,088,328
WPX Energy, Inc.*	64,033	1,025,809

		415,268,422

Total Energy		504,752,984

Financials (17.1%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	15,940	2,447,906
American Capital Ltd.*	94,205	1,374,922
Ameriprise Financial, Inc.	66,260	4,880,049
Apollo Investment Corp.	65,308	545,975
Ares Capital Corp.	70,900	1,283,290
Bank of New York Mellon Corp.	355,850	9,960,241
BGC Partners, Inc., Class A	300	1,248
BlackRock, Inc.	37,910	9,738,321
Charles Schwab Corp.	318,234	5,629,559
Cohen & Steers, Inc.	11,400	411,198
Cowen Group, Inc., Class A*	4,520	12,746
E*TRADE Financial Corp.*	83,210	891,179
Eaton Vance Corp.	34,740	1,453,174
Federated Investors, Inc., Class B	36,800	871,056
Financial Engines, Inc.	13,900	503,458
Franklin Resources, Inc.	43,430	6,549,678
GFI Group, Inc.	620	2,071
Goldman Sachs Group, Inc.	144,000	21,189,600
Greenhill & Co., Inc.	7,500	400,350
Invesco Ltd.	139,700	4,045,712
Janus Capital Group, Inc.	67,400	633,560
Knight Capital Group, Inc., Class A*.	35,710	132,841
Lazard Ltd., Class A	34,700	1,184,311
Legg Mason, Inc.	42,550	1,367,983
LPL Financial Holdings, Inc.	10,900	351,416
Morgan Stanley	459,673	10,103,613
Northern Trust Corp.	65,350	3,565,496
Piper Jaffray Cos., Inc.*	9,900	339,570
Prospect Capital Corp.	56,900	620,779
Raymond James Financial, Inc.	37,500	1,728,750
SEI Investments Co.	42,150	1,216,028
State Street Corp.	144,750	8,553,278
Stifel Financial Corp.*	20,439	708,620
SWS Group, Inc.*	1,820	11,011
T. Rowe Price Group, Inc.	77,780	5,823,389
TD Ameritrade Holding Corp.	67,936	1,400,840
Virtus Investment Partners, Inc.*	91	16,951
Waddell & Reed Financial, Inc., Class A	32,120	1,406,214
Walter Investment Management Corp.*	9,008	335,548

		111,691,931

Commercial Banks (3.0%)
Associated Banc-Corp.	65,400	993,426
BancFirst Corp.	8,900	371,130
BancorpSouth, Inc.	31,550	514,265
Bank of Hawaii Corp.	20,900	1,061,929
BankUnited, Inc.	15,300	391,986
BB&T Corp.	214,050	6,719,029
BOK Financial Corp.	9,750	607,425
CapitalSource, Inc.	100,680	968,542
Cathay General Bancorp	21,630	435,196
CIT Group, Inc.*	65,000	2,826,200
City Holding Co.	11,030	438,884
City National Corp./California	17,200	1,013,252
CoBiz Financial, Inc.	190	1,535
Columbia Banking System, Inc.	360	7,913
Comerica, Inc.	66,600	2,394,270
Commerce Bancshares, Inc./Missouri	30,325	1,238,170
Community Bank System, Inc.	14,100	417,783
Cullen/Frost Bankers, Inc.	17,300	1,081,769
East West Bancorp, Inc.	55,900	1,434,953
F.N.B. Corp./Pennsylvania	48,700	589,270
Fifth Third Bancorp	272,550	4,445,290
First Busey Corp.	24,100	110,137
First Citizens BancShares, Inc./North Carolina, Class A	2,200	401,940
First Commonwealth Financial Corp.	34,300	255,878
First Financial Bankshares, Inc.	9,400	456,840
First Financial Corp./Indiana	10,700	336,943
First Horizon National Corp.	104,762	1,118,858
First Midwest Bancorp, Inc./Illinois	20,700	274,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
First Niagara Financial Group, Inc.	122,945	$1,089,293
First Republic Bank/California	31,800	1,228,116
FirstMerit Corp.	34,795	575,161
Fulton Financial Corp.	75,000	877,500
Glacier Bancorp, Inc.	24,600	466,908
Hancock Holding Co.	22,624	699,534
Huntington Bancshares, Inc./Ohio	270,900	2,001,951
IBERIABANK Corp.	8,400	420,168
KeyCorp	292,900	2,917,284
M&T Bank Corp.	38,457	3,967,224
MainSource Financial Group, Inc.	240	3,370
MB Financial, Inc.	18,100	437,477
National Penn Bancshares, Inc.	43,400	463,946
NBT Bancorp, Inc.	16,500	365,475
Old National Bancorp/Indiana	28,300	389,125
Pinnacle Financial Partners, Inc.*	15,700	366,752
PNC Financial Services Group, Inc.	159,618	10,614,597
Popular, Inc.*	38,050	1,050,560
PrivateBancorp, Inc.	12,900	243,939
Prosperity Bancshares, Inc.	15,900	753,501
Regions Financial Corp.	447,100	3,661,749
S&T Bancorp, Inc.	13,000	241,020
Sandy Spring Bancorp, Inc.	10	201
Signature Bank/New York*	14,900	1,173,524
Simmons First National Corp., Class A	30	760
Sterling Bancorp/New York	90	914
SunTrust Banks, Inc.	157,550	4,539,015
Susquehanna Bancshares, Inc.	58,700	729,641
SVB Financial Group*	13,400	950,596
Synovus Financial Corp.	296,100	820,197
TCF Financial Corp.	56,950	851,972
Texas Capital Bancshares, Inc.*	12,000	485,400
Tompkins Financial Corp.	9,239	390,625
TowneBank/Virginia	19,079	285,613
Trico Bancshares	50	855
Trustmark Corp.	23,350	583,984
U.S. Bancorp	565,190	19,176,897
UMB Financial Corp.	10,600	520,142
Umpqua Holdings Corp.	27,590	365,843
United Bankshares, Inc./West Virginia	15,700	417,777
Valley National Bancorp	71,829	735,529
Webster Financial Corp.	25,700	623,482
Wells Fargo & Co.	1,434,619	53,066,557
WesBanco, Inc.	16,900	404,755
Wintrust Financial Corp.	11,100	411,144
Zions Bancorp	64,500	1,611,855

		151,889,637

Consumer Finance (0.8%)
American Express Co.	297,856	20,093,366
Capital One Financial Corp.	174,070	9,565,147
Cash America International, Inc.	10,200	535,194
Credit Acceptance Corp.*	3,300	403,062
DFC Global Corp.*	810	13,478
Discover Financial Services	146,870	6,585,651
EZCORP, Inc., Class A*	16,400	349,320
First Cash Financial Services, Inc.*	8,800	513,392
Green Dot Corp., Class A*	12,800	213,888
Portfolio Recovery Associates, Inc.*	5,800	736,136
SLM Corp.	155,684	3,188,408

		42,197,042

Diversified Financial Services (3.1%)
Bank of America Corp.	3,155,492	38,433,893
CBOE Holdings, Inc.	27,200	1,004,768
Citigroup, Inc.	861,772	38,124,793
CME Group, Inc./Illinois	100,765	6,185,963
Interactive Brokers Group, Inc., Class A	22,340	333,089
IntercontinentalExchange, Inc.*	21,450	3,497,851
JPMorgan Chase & Co.	1,118,725	53,094,689
Leucadia National Corp.	91,388	2,506,773
MarketAxess Holdings, Inc.	10,860	405,078
McGraw-Hill Cos., Inc.	88,730	4,621,058
Moody’s Corp.	63,350	3,377,822
MSCI, Inc.*	36,334	1,232,813
NASDAQ OMX Group, Inc.	40,300	1,301,690
NYSE Euronext	78,850	3,046,764
PHH Corp.*	16,860	370,246
PICO Holdings, Inc.*	60	1,332

		157,538,622

Insurance (4.1%)
ACE Ltd.	102,000	9,074,940
Aflac, Inc.	139,950	7,280,199
Alleghany Corp.*	4,754	1,882,204
Allied World Assurance Co. Holdings AG	12,580	1,166,418
Allstate Corp.	145,940	7,161,276
Alterra Capital Holdings Ltd.	26,900	847,350
American Equity Investment Life Holding Co.	2,100	31,269
American Financial Group, Inc./Ohio	23,830	1,129,065
American International Group, Inc.*	190,236	7,384,962
American National Insurance Co.	5,000	434,350
AMERISAFE, Inc.	840	29,854
Amtrust Financial Services, Inc.	12,760	442,134
Aon plc	100,278	6,167,097
Arch Capital Group Ltd.*	43,600	2,292,052
Arthur J. Gallagher & Co.	39,500	1,631,745
Aspen Insurance Holdings Ltd.	29,270	1,129,237
Assurant, Inc.	24,600	1,107,246
Assured Guaranty Ltd.	69,700	1,436,517
Axis Capital Holdings Ltd.	34,070	1,417,993
Berkshire Hathaway, Inc., Class B*	523,385	54,536,717
Brown & Brown, Inc.	35,300	1,131,012
Chubb Corp.	81,860	7,165,206
Cincinnati Financial Corp.	48,520	2,289,659
CNA Financial Corp.	13,100	428,239
CNO Financial Group, Inc.	84,000	961,800
EMC Insurance Group, Inc.	30	790
Endurance Specialty Holdings Ltd.	11,700	559,377
Erie Indemnity Co., Class A	10,800	815,724
Everest Reinsurance Group Ltd.	15,600	2,025,816
FBL Financial Group, Inc., Class A	190	7,383
Fidelity National Financial, Inc., Class A	67,900	1,713,117
First American Financial Corp.	39,300	1,004,901
Genworth Financial, Inc., Class A*	183,700	1,837,000
Global Indemnity plc*	180	4,176
Hanover Insurance Group, Inc.	22,290	1,107,367
Hartford Financial Services Group, Inc.	134,010	3,457,458
HCC Insurance Holdings, Inc.	37,580	1,579,487
Kemper Corp.	16,500	538,065
Lincoln National Corp.	92,250	3,008,272
Loews Corp.	97,192	4,283,251
Markel Corp.*	2,900	1,460,150
Marsh & McLennan Cos., Inc.	164,450	6,244,166
MBIA, Inc.*	48,900	502,203
Mercury General Corp.	8,400	318,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
MetLife, Inc.	255,260	$9,704,985
National Interstate Corp.	10	300
National Western Life Insurance Co., Class A	2,100	369,600
Old Republic International Corp.	99,094	1,259,485
OneBeacon Insurance Group Ltd., Class A	22,800	308,256
PartnerReinsurance Ltd.	18,260	1,700,189
Phoenix Cos., Inc.*	4,240	130,465
Platinum Underwriters Holdings Ltd.	14,700	820,407
Primerica, Inc.	14,700	481,866
Principal Financial Group, Inc.	98,900	3,365,567
ProAssurance Corp.	19,000	899,270
Progressive Corp.	185,200	4,680,004
Protective Life Corp.	27,900	998,820
Prudential Financial, Inc.	138,331	8,160,146
Reinsurance Group of America, Inc.	26,010	1,552,017
RenaissanceReinsurance Holdings Ltd.	15,500	1,425,845
RLI Corp.	8,140	584,859
StanCorp Financial Group, Inc.	22,680	969,797
State Auto Financial Corp.	270	4,703
Stewart Information Services Corp.	250	6,367
Symetra Financial Corp.	30,300	406,323
Torchmark Corp.	34,770	2,079,246
Travelers Cos., Inc.	113,870	9,586,715
Unum Group	85,800	2,423,850
Validus Holdings Ltd.	38,558	1,440,912
W. R. Berkley Corp.	38,000	1,686,060
White Mountains Insurance Group Ltd.	1,700	964,104
XL Group plc	91,270	2,765,481

		207,801,495

Real Estate Investment Trusts (REITs) (3.6%)
Acadia Realty Trust (REIT)	15,100	419,327
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,311,710
American Campus Communities, Inc. (REIT)	28,300	1,283,122
American Capital Agency Corp. (REIT)	105,400	3,455,012
American Capital Mortgage Investment Corp. (REIT)	17,300	447,205
American Tower Corp. (REIT)	115,500	8,884,260
Annaly Capital Management, Inc. (REIT)	289,958	4,607,433
Apartment Investment & Management Co. (REIT), Class A	43,188	1,324,144
ARMOUR Residential REIT, Inc. (REIT)	90,700	592,271
AvalonBay Communities, Inc. (REIT)	34,149	4,325,654
BioMed Realty Trust, Inc. (REIT)	49,800	1,075,680
Boston Properties, Inc. (REIT)	45,670	4,615,410
Brandywine Realty Trust (REIT)	51,000	757,350
BRE Properties, Inc. (REIT)	24,160	1,176,109
Camden Property Trust (REIT)	24,880	1,708,758
Capstead Mortgage Corp. (REIT)	28,400	364,088
CBL & Associates Properties, Inc. (REIT)	47,891	1,130,228
Chimera Investment Corp. (REIT)	360,700	1,150,633
Colonial Properties Trust (REIT)	28,200	637,602
Colony Financial, Inc. (REIT)	19,100	424,020
CommonWealth REIT (REIT)	33,000	740,520
Corporate Office Properties Trust/Maryland (REIT)	21,109	563,188
Corrections Corp. of America (REIT)	30,900	1,207,263
Cousins Properties, Inc. (REIT)	29,413	314,425
CubeSmart (REIT)	39,700	627,260
CYS Investments, Inc. (REIT)	51,400	603,436
DCT Industrial Trust, Inc. (REIT)	91,400	676,360
DDR Corp. (REIT)	84,708	1,475,613
DiamondRock Hospitality Co. (REIT)	58,300	542,773
Digital Realty Trust, Inc. (REIT)	37,589	2,515,080
Douglas Emmett, Inc. (REIT)	53,300	1,328,769
Duke Realty Corp. (REIT)	84,800	1,439,904
DuPont Fabros Technology, Inc. (REIT)	17,600	427,152
EastGroup Properties, Inc. (REIT)	12,100	704,220
EPR Properties (REIT)	14,840	772,422
Equity Lifestyle Properties, Inc. (REIT)	10,900	837,120
Equity One, Inc. (REIT)	17,800	426,666
Equity Residential (REIT)	96,787	5,329,092
Essex Property Trust, Inc. (REIT)	11,300	1,701,554
Extra Space Storage, Inc. (REIT)	33,000	1,295,910
Federal Realty Investment Trust (REIT)	21,280	2,299,091
First Industrial Realty Trust, Inc. (REIT)	29,500	505,335
General Growth Properties, Inc. (REIT)	164,507	3,270,399
GEO Group, Inc. (REIT)	24,883	936,098
Glimcher Realty Trust (REIT)	44,100	511,560
Government Properties Income Trust (REIT)	16,900	434,837
Hatteras Financial Corp. (REIT)	30,000	822,900
HCP, Inc. (REIT)	136,497	6,805,740
Health Care REIT, Inc. (REIT)	78,717	5,345,672
Healthcare Realty Trust, Inc. (REIT)	23,600	670,004
Hersha Hospitality Trust (REIT)	68,600	400,624
Highwoods Properties, Inc. (REIT)	29,530	1,168,502
Home Properties, Inc. (REIT)	13,610	863,146
Hospitality Properties Trust (REIT)	43,400	1,190,896
Host Hotels & Resorts, Inc. (REIT)	223,313	3,905,744
Inland Real Estate Corp. (REIT)	39,600	399,564
Invesco Mortgage Capital, Inc. (REIT)	38,200	817,098
Investors Real Estate Trust (REIT)	42,400	418,488
Kilroy Realty Corp. (REIT)	21,800	1,142,320
Kimco Realty Corp. (REIT)	136,322	3,053,613
LaSalle Hotel Properties (REIT)	37,300	946,674
Lexington Realty Trust (REIT)	45,500	536,900
Liberty Property Trust (REIT)	32,252	1,282,017
LTC Properties, Inc. (REIT)	9,000	366,570
Macerich Co. (REIT)	42,184	2,715,806
Mack-Cali Realty Corp. (REIT)	31,539	902,331
Medical Properties Trust, Inc. (REIT)	42,800	686,512
MFA Financial, Inc. (REIT)	120,050	1,118,866
Mid-America Apartment Communities, Inc. (REIT)	11,400	787,284
National Health Investors, Inc. (REIT)	7,800	510,510
National Retail Properties, Inc. (REIT)	38,290	1,384,949
NorthStar Realty Finance Corp. (REIT)	48,100	455,988
Omega Healthcare Investors, Inc. (REIT)	35,140	1,066,850
Pebblebrook Hotel Trust (REIT)	16,400	422,956

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PennyMac Mortgage Investment Trust (REIT)	18,000	$466,020
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,147,974
Plum Creek Timber Co., Inc. (REIT)	51,914	2,709,911
Post Properties, Inc. (REIT)	18,200	857,220
Potlatch Corp. (REIT)	14,200	651,212
Prologis, Inc. (REIT)	137,764	5,507,805
PS Business Parks, Inc. (REIT)	5,900	465,628
Public Storage (REIT)	41,902	6,382,513
Rayonier, Inc. (REIT)	40,425	2,412,160
Realty Income Corp. (REIT)	60,028	2,722,270
Redwood Trust, Inc. (REIT)	23,900	554,002
Regency Centers Corp. (REIT)	31,486	1,665,924
Retail Properties of America, Inc. (REIT), Class A	26,900	398,120
RLJ Lodging Trust (REIT)	33,200	755,632
Rouse Properties, Inc. (REIT)	7,168	129,741
Ryman Hospitality Properties (REIT)	10,751	491,858
Sabra Health Care REIT, Inc. (REIT)	10,400	301,704
Senior Housing Properties Trust (REIT)	54,290	1,456,601
Silver Bay Realty Trust Corp. (REIT)	4,224	87,433
Simon Property Group, Inc. (REIT)	88,759	14,073,627
SL Green Realty Corp. (REIT)	27,800	2,393,858
Sovran Self Storage, Inc. (REIT)	9,200	593,308
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	442,550
Sun Communities, Inc. (REIT)	8,600	424,238
Sunstone Hotel Investors, Inc. (REIT)*	37,100	456,701
Tanger Factory Outlet Centers (REIT)	29,500	1,067,310
Taubman Centers, Inc. (REIT)	20,600	1,599,796
Two Harbors Investment Corp. (REIT)	86,200	1,086,982
UDR, Inc. (REIT)	77,036	1,863,501
Ventas, Inc. (REIT)	90,035	6,590,562
Vornado Realty Trust (REIT)	57,847	4,838,323
Washington Real Estate Investment Trust (REIT)	24,370	678,461
Weingarten Realty Investors (REIT)	36,986	1,166,908
Weyerhaeuser Co. (REIT)	161,233	5,059,492

		182,863,932

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	16,780	599,885
AV Homes, Inc.*	70	933
CBRE Group, Inc., Class A*	108,150	2,730,787
Forest City Enterprises, Inc., Class A*	50,700	900,939
Forestar Group, Inc.*	60	1,312
Howard Hughes Corp.*	8,500	712,385
Jones Lang LaSalle, Inc.	16,500	1,640,265
Realogy Holdings Corp.*	14,700	717,948
St. Joe Co.*	20,000	425,000

		7,729,454

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	37,100	365,806
Bank Mutual Corp.	38,400	212,352
Beneficial Mutual Bancorp, Inc.*	36,500	375,950
Brookline Bancorp, Inc.	37,000	338,180
Capitol Federal Financial, Inc.	56,786	685,407
Dime Community Bancshares, Inc.	27,100	389,156
Doral Financial Corp.*	57,000	40,168
EverBank Financial Corp.	23,600	363,440
Hudson City Bancorp, Inc.	178,590	1,543,018
Kearny Financial Corp.*	36,700	374,340
MGIC Investment Corp.*	75,800	375,210
Nationstar Mortgage Holdings, Inc.*	10,400	383,760
New York Community Bancorp, Inc.	134,950	1,936,532
Northwest Bancshares, Inc.	33,000	418,770
OceanFirst Financial Corp.	40	577
Ocwen Financial Corp.*	32,700	1,239,984
People’s United Financial, Inc.	101,400	1,362,816
TFS Financial Corp.*	36,000	389,880
TrustCo Bank Corp./New York	38,400	214,272
Washington Federal, Inc.	42,500	743,750

		11,753,368

Total Financials		873,465,481

Health Care (12.2%)
Biotechnology (2.1%)
Acorda Therapeutics, Inc.*	13,100	419,593
Alexion Pharmaceuticals, Inc.*	59,600	5,491,544
Alkermes plc*	32,800	777,688
Alnylam Pharmaceuticals, Inc.*	15,400	375,298
Amgen, Inc.	227,739	23,345,525
Arena Pharmaceuticals, Inc.*	61,400	504,094
ARIAD Pharmaceuticals, Inc.*	53,700	971,433
Biogen Idec, Inc.*	70,660	13,631,020
BioMarin Pharmaceutical, Inc.*	34,800	2,166,648
Celgene Corp.*	130,000	15,068,300
Cepheid, Inc.*	20,800	798,096
Cubist Pharmaceuticals, Inc.*	23,500	1,100,270
Genomic Health, Inc.*	10,800	305,424
Gilead Sciences, Inc.*	447,000	21,871,710
Halozyme Therapeutics, Inc.*	35,200	203,104
Idenix Pharmaceuticals, Inc.*	11,800	42,008
ImmunoGen, Inc.*	24,300	390,258
Incyte Corp.*	29,200	683,572
Infinity Pharmaceuticals, Inc.*	10,500	508,935
Ironwood Pharmaceuticals, Inc.*	30,400	556,016
Isis Pharmaceuticals, Inc.*	37,500	635,250
Medivation, Inc.*	20,600	963,462
Myriad Genetics, Inc.*	25,650	651,510
Onyx Pharmaceuticals, Inc.*	23,500	2,088,210
Opko Health, Inc.*	76,800	585,984
Pharmacyclics, Inc.*	14,500	1,165,945
Regeneron Pharmaceuticals, Inc.*	24,500	4,321,800
Seattle Genetics, Inc.*	33,200	1,178,932
Theravance, Inc.*	22,600	533,812
United Therapeutics Corp.*	18,700	1,138,269
Vertex Pharmaceuticals, Inc.*	68,100	3,744,138

		106,217,848

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	462,450	16,333,734
Alere, Inc.*	33,150	846,319
Align Technology, Inc.*	21,700	727,167
Baxter International, Inc.	165,780	12,042,259
Becton, Dickinson and Co.	63,140	6,036,815
Boston Scientific Corp.*	435,600	3,402,036
C.R. Bard, Inc.	26,180	2,638,420
CareFusion Corp.*	76,000	2,659,240
Cooper Cos., Inc.	16,800	1,812,384
Covidien plc	143,500	9,735,040
Cyberonics, Inc.*	8,600	402,566
DENTSPLY International, Inc.	47,700	2,023,434
Edwards Lifesciences Corp.*	35,600	2,924,896
Globus Medical, Inc., Class A*	23,300	342,044
Greatbatch, Inc.*	16,300	486,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	21,800	$908,188
HeartWare International, Inc.*	4,300	380,249
Hill-Rom Holdings, Inc.	25,930	913,255
Hologic, Inc.*	86,500	1,954,900
IDEXX Laboratories, Inc.*	18,500	1,709,215
Insulet Corp.*	17,800	460,308
Integra LifeSciences Holdings Corp.*	10,300	401,803
Intuitive Surgical, Inc.*	11,700	5,746,923
Medtronic, Inc.	303,740	14,263,630
Meridian Bioscience, Inc.	17,700	403,914
Neogen Corp.*	7,500	371,775
NuVasive, Inc.*	15,950	339,895
ResMed, Inc.	50,800	2,355,088
Sirona Dental Systems, Inc.*	18,900	1,393,497
St. Jude Medical, Inc.	97,800	3,955,032
STERIS Corp.	25,760	1,071,874
Stryker Corp.	95,170	6,208,891
Teleflex, Inc.	15,100	1,276,101
Thoratec Corp.*	23,300	873,750
Varian Medical Systems, Inc.*	33,310	2,398,320
Volcano Corp.*	15,900	353,934
West Pharmaceutical Services, Inc.	11,500	746,810
Zimmer Holdings, Inc.	51,600	3,881,352

		114,781,939

Health Care Providers & Services (2.1%)
Accretive Health, Inc.*	4,200	42,672
Aetna, Inc.	102,580	5,243,890
Air Methods Corp.	12,600	607,824
AmerisourceBergen Corp.	70,300	3,616,935
Amsurg Corp.*	12,600	423,864
Brookdale Senior Living, Inc.*	32,400	903,312
Cardinal Health, Inc.	107,200	4,461,664
Catamaran Corp.*	64,992	3,446,526
Centene Corp.*	17,200	757,488
Chemed Corp.	7,500	599,850
Cigna Corp.	85,140	5,310,182
Community Health Systems, Inc.	26,700	1,265,313
Coventry Health Care, Inc.	40,200	1,890,606
DaVita HealthCare Partners, Inc.*	30,200	3,581,418
Express Scripts Holding Co.*	235,851	13,596,810
HCA Holdings, Inc.	44,900	1,824,287
Health Management Associates, Inc., Class A*	94,600	1,217,502
Health Net, Inc.*	32,340	925,571
HealthSouth Corp.*	39,300	1,036,341
Henry Schein, Inc.*	26,650	2,466,457
Humana, Inc.	50,800	3,510,788
Kindred Healthcare, Inc.*	23,000	242,190
Laboratory Corp. of America Holdings*	29,550	2,665,410
LifePoint Hospitals, Inc.*	22,950	1,112,157
Magellan Health Services, Inc.*	9,200	437,644
McKesson Corp.	69,480	7,501,061
MEDNAX, Inc.*	14,820	1,328,317
Molina Healthcare, Inc.*	12,900	398,223
MWI Veterinary Supply, Inc.*	4,000	529,040
Omnicare, Inc.	37,620	1,531,886
Owens & Minor, Inc.	26,850	874,236
Patterson Cos., Inc.	27,600	1,049,904
PharMerica Corp.*	22,370	313,180
Quest Diagnostics, Inc.	47,030	2,654,843
Select Medical Holdings Corp.	5,800	52,200
Team Health Holdings, Inc.*	11,600	422,008
Tenet Healthcare Corp.*	31,275	1,488,064
UnitedHealth Group, Inc.	308,620	17,656,150
Universal American Corp.	34,700	289,051
Universal Health Services, Inc., Class B	27,280	1,742,374
VCA Antech, Inc.*	36,850	865,607
WellCare Health Plans, Inc.*	14,900	863,604
WellPoint, Inc.	90,580	5,999,113

		106,745,562

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	64,450	875,876
athenahealth, Inc.*	11,900	1,154,776
Cerner Corp.*	42,400	4,017,400
HMS Holdings Corp.*	28,800	781,920
Quality Systems, Inc.	13,400	244,952

		7,074,924

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	102,630	4,307,381
Bio-Rad Laboratories, Inc., Class A*	8,500	1,071,000
Bruker Corp.*	27,900	532,890
Charles River Laboratories International, Inc.*	17,550	776,938
Covance, Inc.*	16,700	1,241,144
Illumina, Inc.*	37,000	1,998,000
Life Technologies Corp.*	52,893	3,418,475
Mettler-Toledo International, Inc.*	10,600	2,260,132
PAREXEL International Corp.*	22,070	871,986
PerkinElmer, Inc.	36,100	1,214,404
QIAGEN N.V.*	79,200	1,669,536
Techne Corp.	11,450	776,882
Thermo Fisher Scientific, Inc.	108,850	8,325,937
Waters Corp.*	26,000	2,441,660

		30,906,365

Pharmaceuticals (5.1%)
AbbVie, Inc.	464,350	18,936,193
Actavis, Inc.*	38,520	3,548,077
Akorn, Inc.*	24,900	344,367
Allergan, Inc.	92,470	10,322,426
Bristol-Myers Squibb Co.	502,530	20,699,211
Eli Lilly and Co.	304,810	17,310,160
Endo Health Solutions, Inc.*	42,600	1,310,376
Forest Laboratories, Inc.*	86,330	3,283,993
Hospira, Inc.*	58,150	1,909,064
Impax Laboratories, Inc.*	23,700	365,928
Jazz Pharmaceuticals plc*	12,900	721,239
Johnson & Johnson	807,160	65,807,755
Medicines Co.*	17,200	574,824
Merck & Co., Inc.	897,690	39,704,829
Mylan, Inc.*	122,550	3,546,597
Nektar Therapeutics*	37,000	407,000
Perrigo Co.	27,500	3,265,075
Pfizer, Inc.	2,200,732	63,513,126
Questcor Pharmaceuticals, Inc.	17,700	575,958
Salix Pharmaceuticals Ltd.*	21,500	1,100,370
ViroPharma, Inc.*	25,200	634,032
Vivus, Inc.*	28,400	312,400
Warner Chilcott plc, Class A	57,500	779,125

		258,972,125

Total Health Care		624,698,763

Industrials (11.2%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc.	14,400	1,042,992
American Science & Engineering, Inc.	6,000	365,940
B/E Aerospace, Inc.*	33,160	1,999,216
Boeing Co.	221,100	18,981,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cubic Corp.	7,300	$311,856
Curtiss-Wright Corp.	20,100	697,470
DigitalGlobe, Inc.*	15,800	456,778
Engility Holdings, Inc.*	4,661	111,771
Esterline Technologies Corp.*	11,300	855,410
Exelis, Inc.	60,850	662,657
General Dynamics Corp.	93,070	6,562,366
HEICO Corp.	16,875	732,544
Hexcel Corp.*	29,600	858,696
Honeywell International, Inc.	229,000	17,255,150
Huntington Ingalls Industries, Inc.	17,400	927,942
L-3 Communications Holdings, Inc.	31,570	2,554,644
Lockheed Martin Corp.	76,660	7,399,223
Moog, Inc., Class A*	18,400	843,272
Northrop Grumman Corp.	69,450	4,871,918
Precision Castparts Corp.	43,070	8,166,933
Raytheon Co.	103,890	6,107,693
Rockwell Collins, Inc.	43,750	2,761,500
Spirit AeroSystems Holdings, Inc., Class A*	47,700	905,823
Taser International, Inc.*	1,760	13,992
Teledyne Technologies, Inc.*	13,700	1,074,628
Textron, Inc.	82,100	2,447,401
TransDigm Group, Inc.	15,150	2,316,738
Triumph Group, Inc.	12,400	973,400
United Technologies Corp.	271,140	25,332,610

		117,591,998

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	399,448
C.H. Robinson Worldwide, Inc.	49,400	2,937,324
Expeditors International of Washington, Inc.	70,200	2,506,842
FedEx Corp.	93,850	9,216,070
Hub Group, Inc., Class A*	11,000	423,060
United Parcel Service, Inc., Class B	214,550	18,429,845
UTi Worldwide, Inc.	34,000	492,320

		34,404,909

Airlines (0.3%)
Alaska Air Group, Inc.*	27,000	1,726,920
Copa Holdings S.A., Class A	11,600	1,387,476
Delta Air Lines, Inc.*	265,050	4,375,976
JetBlue Airways Corp.*	69,900	482,310
SkyWest, Inc.	22,900	367,545
Southwest Airlines Co.	238,400	3,213,632
U.S. Airways Group, Inc.*	54,300	921,471
United Continental Holdings, Inc.*	97,240	3,112,652

		15,587,982

Building Products (0.2%)
A.O. Smith Corp.	13,650	1,004,231
AAON, Inc.	765	21,106
Fortune Brands Home & Security, Inc.*	56,250	2,105,437
Insteel Industries, Inc.	1,300	21,216
Lennox International, Inc.	21,110	1,340,274
Masco Corp.	104,600	2,118,150
Owens Corning, Inc.*	43,170	1,702,193
Simpson Manufacturing Co., Inc.	13,800	422,418
USG Corp.*	22,500	594,900

		9,329,925

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	11,600	257,984
ADT Corp.	71,450	3,496,763
Avery Dennison Corp.	35,350	1,522,524
Brink’s Co.	14,300	404,118
Cintas Corp.	37,300	1,646,049
Clean Harbors, Inc.*	16,200	941,058
Copart, Inc.*	37,000	1,268,360
Covanta Holding Corp.	32,000	644,800
Deluxe Corp.	17,000	703,800
G&K Services, Inc., Class A	530	24,120
Healthcare Services Group, Inc.	21,900	561,297
Herman Miller, Inc.	17,400	481,458
HNI Corp.	16,600	589,134
Iron Mountain, Inc.	52,970	1,923,341
Pitney Bowes, Inc.	73,420	1,091,021
R.R. Donnelley & Sons Co.	71,330	859,527
Republic Services, Inc.	89,835	2,964,555
Rollins, Inc.	21,000	515,550
Schawk, Inc.	400	4,396
Stericycle, Inc.*	25,700	2,728,826
Tetra Tech, Inc.*	22,100	673,829
Tyco International Ltd.	142,900	4,572,800
United Stationers, Inc.	12,100	467,665
Viad Corp.	930	25,724
Waste Connections, Inc.	37,550	1,351,049
Waste Management, Inc.	144,250	5,656,043

		35,375,791

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	1,338,240
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	1,963,912
EMCOR Group, Inc.	25,100	1,063,989
Fluor Corp.	51,960	3,446,507
Granite Construction, Inc.	11,500	366,160
Jacobs Engineering Group, Inc.*	44,400	2,497,056
KBR, Inc.	48,800	1,565,504
MasTec, Inc.*	18,700	545,105
Quanta Services, Inc.*	64,850	1,853,413
URS Corp.	26,600	1,261,106

		15,900,992

Electrical Equipment (0.8%)
Acuity Brands, Inc.	17,600	1,220,560
AMETEK, Inc.	73,475	3,185,876
Babcock & Wilcox Co.	37,600	1,068,216
Belden, Inc.	17,100	883,215
Brady Corp., Class A	15,800	529,774
Eaton Corp. plc	139,897	8,568,691
Emerson Electric Co.	220,910	12,342,242
EnerSys, Inc.*	19,900	907,042
Franklin Electric Co., Inc.	15,000	503,550
Generac Holdings, Inc.	3,900	137,826
General Cable Corp.*	16,700	611,721
GrafTech International Ltd.*	11,000	84,480
Hubbell, Inc., Class B	19,300	1,874,223
II-VI, Inc.*	8,100	138,024
Polypore International, Inc.*	13,200	530,376
Powell Industries, Inc.*	90	4,731
Regal-Beloit Corp.	13,900	1,133,684
Rockwell Automation, Inc.	42,500	3,669,875
Roper Industries, Inc.	28,950	3,685,625

		41,079,731

Industrial Conglomerates (2.1%)
3M Co.	203,130	21,594,750
Carlisle Cos., Inc.	23,000	1,559,170
Danaher Corp.	173,660	10,792,969
General Electric Co.	3,113,892	71,993,183
Raven Industries, Inc.	7,100	238,631

		106,178,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.2%)
Actuant Corp., Class A	23,500	$719,570
AGCO Corp.	35,200	1,834,624
Barnes Group, Inc.	18,000	520,740
Cascade Corp.	270	17,544
Caterpillar, Inc.	191,010	16,612,140
Chart Industries, Inc.*	10,080	806,501
CLARCOR, Inc.	21,900	1,147,122
CNH Global N.V.	9,100	376,012
Colfax Corp.*	14,630	680,880
Crane Co.	18,600	1,038,996
Cummins, Inc.	58,560	6,781,833
Deere & Co.	119,340	10,260,853
Donaldson Co., Inc.	47,800	1,729,882
Dover Corp.	56,290	4,102,415
Flowserve Corp.	14,080	2,361,357
Gardner Denver, Inc.	17,300	1,299,403
Graco, Inc.	17,860	1,036,416
Harsco Corp.	30,400	753,008
IDEX Corp.	30,740	1,642,131
Illinois Tool Works, Inc.	117,910	7,185,435
Ingersoll-Rand plc	91,800	5,049,918
ITT Corp.	30,425	864,983
Joy Global, Inc.	33,780	2,010,585
Kadant, Inc.*	170	4,250
Kennametal, Inc.	26,190	1,022,458
L.B. Foster Co., Class A	400	17,716
Lincoln Electric Holdings, Inc.	27,760	1,504,037
Manitowoc Co., Inc.	46,900	964,264
Middleby Corp.*	6,000	912,900
Mueller Industries, Inc.	8,200	436,978
Mueller Water Products, Inc., Class A	3,270	19,391
Navistar International Corp.*	26,900	929,933
Nordson Corp.	20,060	1,322,957
Oshkosh Corp.*	33,900	1,440,411
PACCAR, Inc.	108,130	5,467,053
Pall Corp.	35,300	2,413,461
Parker Hannifin Corp.	45,110	4,131,174
Pentair Ltd. (Registered)	63,287	3,338,389
Rexnord Corp.*	17,000	360,910
Sauer-Danfoss, Inc.	5,500	321,365
Snap-on, Inc.	18,600	1,538,220
SPX Corp.	18,900	1,492,344
Standex International Corp.	380	20,984
Stanley Black & Decker, Inc.	46,935	3,800,327
Sun Hydraulics Corp.	825	26,821
Terex Corp.*	33,030	1,136,893
Timken Co.	28,140	1,592,161
Toro Co.	19,440	895,018
Trinity Industries, Inc.	24,370	1,104,692
Valmont Industries, Inc.	7,700	1,210,979
WABCO Holdings, Inc.*	22,370	1,579,098
Wabtec Corp.	15,700	1,603,127
Watts Water Technologies, Inc., Class A	9,600	460,704
Woodward, Inc.	23,030	915,673
Xylem, Inc.	60,850	1,677,026

		112,494,062

Marine (0.0%)
Kirby Corp.*	17,750	1,363,200
Matson, Inc.	15,980	393,108

		1,756,308

Professional Services (0.3%)
Acacia Research Corp.*	14,600	440,482
Advisory Board Co.*	11,680	613,433
CBIZ, Inc.*	46,920	299,349
Corporate Executive Board Co.	11,800	686,288
Dun & Bradstreet Corp.	13,700	1,146,005
Equifax, Inc.	41,720	2,402,655
Exponent, Inc.	470	25,352
FTI Consulting, Inc.*	12,600	474,516
Hill International, Inc.*	350	1,046
IHS, Inc., Class A*	16,200	1,696,464
Manpower, Inc.	26,380	1,496,274
Nielsen Holdings N.V.	37,900	1,357,578
On Assignment, Inc.*	770	19,489
Resources Connection, Inc.	25,650	325,755
Robert Half International, Inc.	48,160	1,807,445
Towers Watson & Co., Class A	17,900	1,240,828
Verisk Analytics, Inc., Class A*	45,800	2,822,654

		16,855,613

Road & Rail (1.0%)
Amerco, Inc.	2,500	433,850
Arkansas Best Corp.	7,690	89,819
Avis Budget Group, Inc.*	37,290	1,037,781
Con-way, Inc.	19,100	672,511
CSX Corp.	307,850	7,582,345
Genesee & Wyoming, Inc., Class A*	14,700	1,368,717
Heartland Express, Inc.	19,800	264,132
Hertz Global Holdings, Inc.*	73,200	1,629,432
J.B. Hunt Transport Services, Inc.	28,850	2,148,748
Kansas City Southern	32,950	3,654,155
Landstar System, Inc.	15,650	893,458
Norfolk Southern Corp.	100,070	7,713,396
Old Dominion Freight Line, Inc.*	21,750	830,850
Ryder System, Inc.	16,900	1,009,775
Union Pacific Corp.	141,660	20,173,801
Werner Enterprises, Inc.	9,000	217,260

		49,720,030

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	615,720
Applied Industrial Technologies, Inc.	15,500	697,500
Beacon Roofing Supply, Inc.*	14,500	560,570
Fastenal Co.	92,800	4,765,280
GATX Corp.	21,500	1,117,355
Houston Wire & Cable Co.	610	7,900
MRC Global, Inc.*	12,700	418,211
MSC Industrial Direct Co., Inc., Class A	16,500	1,415,370
Textainer Group Holdings Ltd.	1,100	43,505
United Rentals, Inc.*	27,722	1,523,878
W.W. Grainger, Inc.	17,450	3,925,901
Watsco, Inc.	12,210	1,027,838
WESCO International, Inc.*	15,220	1,105,124

		17,224,152

Total Industrials		573,500,196

Information Technology (17.2%)
Communications Equipment (1.7%)
Acme Packet, Inc.*	16,510	482,422
ADTRAN, Inc.	19,100	375,315
Arris Group, Inc.*	41,000	703,970
Aruba Networks, Inc.*	27,400	677,876
Brocade Communications Systems, Inc.*	144,160	831,803
Ciena Corp.*	31,400	502,714
Cisco Systems, Inc.	1,581,070	33,060,174
EchoStar Corp., Class A*	10,500	409,185
F5 Networks, Inc.*	25,800	2,298,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Finisar Corp.*	27,300	$360,087
Harris Corp.	39,040	1,809,114
Infinera Corp.*	56,500	395,500
InterDigital, Inc.	14,200	679,186
JDS Uniphase Corp.*	76,350	1,020,799
Juniper Networks, Inc.*	163,400	3,029,436
Motorola Solutions, Inc.	80,821	5,174,969
Palo Alto Networks, Inc.*	6,100	345,260
Plantronics, Inc.	17,400	768,906
Polycom, Inc.*	58,600	649,288
QUALCOMM, Inc.	505,980	33,875,361
Riverbed Technology, Inc.*	47,200	703,752
Tellabs, Inc.	117,460	245,491
ViaSat, Inc.*	12,200	590,968

		88,989,840

Computers & Peripherals (3.4%)
3D Systems Corp.*	19,830	639,319
Apple, Inc.	273,750	121,169,962
Avid Technology, Inc.*	22,200	139,194
Dell, Inc.	453,044	6,492,121
Diebold, Inc.	27,650	838,348
EMC Corp.*	626,490	14,966,846
Fusion-io, Inc.*	21,000	343,770
Hewlett-Packard Co.	581,132	13,854,187
Intermec, Inc.*	5,900	57,997
Lexmark International, Inc., Class A	29,690	783,816
NCR Corp.*	60,600	1,670,136
NetApp, Inc.*	108,950	3,721,732
SanDisk Corp.*	78,790	4,333,450
Stratasys Ltd.*	6,600	489,852
Synaptics, Inc.*	10,300	419,107
Western Digital Corp.	66,170	3,327,028

		173,246,865

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	50,520	3,771,318
Anixter International, Inc.	13,400	936,928
Arrow Electronics, Inc.*	34,800	1,413,576
Avnet, Inc.*	50,520	1,828,824
AVX Corp.	28,000	333,200
Cognex Corp.	14,900	628,035
Coherent, Inc.	7,000	397,180
Corning, Inc.	472,890	6,303,624
Dolby Laboratories, Inc., Class A	20,200	677,912
FEI Co.	13,100	845,605
FLIR Systems, Inc.	59,200	1,539,792
Ingram Micro, Inc., Class A*	53,200	1,046,976
IPG Photonics Corp.	9,100	604,331
Itron, Inc.*	15,310	710,384
Jabil Circuit, Inc.	68,100	1,258,488
Littelfuse, Inc.	6,500	441,025
Molex, Inc.	50,300	1,472,784
National Instruments Corp.	35,700	1,169,175
OSI Systems, Inc.*	3,600	224,244
Plexus Corp.*	11,400	277,134
SYNNEX Corp.*	8,700	321,900
Tech Data Corp.*	11,200	510,832
Trimble Navigation Ltd.*	77,400	2,318,904
Universal Display Corp.*	10,500	308,595
Vishay Intertechnology, Inc.*	39,600	538,956

		29,879,722

Internet Software & Services (2.1%)
Akamai Technologies, Inc.*	53,600	1,891,544
AOL, Inc.*	30,856	1,187,647
Bankrate, Inc.*	2,100	25,074
Cornerstone OnDemand, Inc.*	1,000	34,100
CoStar Group, Inc.*	8,635	945,187
Dealertrack Technologies, Inc.*	13,300	390,754
eBay, Inc.*	341,870	18,536,191
Equinix, Inc.*	14,400	3,114,864
Facebook, Inc., Class A*	131,200	3,356,096
Google, Inc., Class A*	75,825	60,207,325
IAC/InterActiveCorp	24,850	1,110,298
j2 Global, Inc.	14,600	572,466
LinkedIn Corp., Class A*	19,300	3,397,958
OpenTable, Inc.*	5,500	346,390
Rackspace Hosting, Inc.*	36,700	1,852,616
United Online, Inc.	58,100	350,343
ValueClick, Inc.*	22,700	670,785
VeriSign, Inc.*	46,650	2,205,612
VistaPrint N.V.*	9,700	375,002
Yahoo!, Inc.*	364,550	8,577,862

		109,148,114

IT Services (3.7%)
Accenture plc, Class A	188,500	14,320,345
Acxiom Corp.*	23,800	485,520
Alliance Data Systems Corp.*	16,900	2,735,941
Amdocs Ltd.	56,210	2,037,612
Automatic Data Processing, Inc.	145,450	9,457,159
Booz Allen Hamilton Holding Corp.	22,000	295,680
Broadridge Financial Solutions, Inc.	40,810	1,013,720
Cardtronics, Inc.*	14,100	387,186
Cognizant Technology Solutions Corp., Class A*	93,950	7,197,509
Computer Sciences Corp.	46,440	2,286,241
Convergys Corp.	37,300	635,219
CoreLogic, Inc.*	39,300	1,016,298
DST Systems, Inc.	11,580	825,307
Fidelity National Information Services, Inc.	84,025	3,329,070
Fiserv, Inc.*	42,550	3,737,166
FleetCor Technologies, Inc.*	15,000	1,150,050
Gartner, Inc.*	32,200	1,752,002
Genpact Ltd.	41,700	758,523
Global Payments, Inc.	30,900	1,534,494
Heartland Payment Systems, Inc.	12,100	398,937
International Business Machines Corp.	319,169	68,078,748
Jack Henry & Associates, Inc.	30,730	1,420,033
Lender Processing Services, Inc.	35,800	911,468
ManTech International Corp., Class A	11,200	300,944
Mastercard, Inc., Class A	32,400	17,532,612
MAXIMUS, Inc.	12,400	991,628
NeuStar, Inc., Class A*	21,290	990,624
Paychex, Inc.	94,910	3,328,494
SAIC, Inc.	84,150	1,140,233
Sapient Corp.*	34,200	416,898
Syntel, Inc.	5,900	398,368
TeleTech Holdings, Inc.*	20,850	442,229
Teradata Corp.*	49,760	2,911,458
Total System Services, Inc.	62,200	1,541,316
Unisys Corp.*	15,096	343,434
Vantiv, Inc., Class A*	16,000	379,840
VeriFone Systems, Inc.*	29,900	618,332
Visa, Inc., Class A	153,550	26,078,932
Western Union Co.	167,560	2,520,102
WEX, Inc.*	14,500	1,138,250

		186,837,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (0.1%)
Xerox Corp.	372,631	$3,204,627
Zebra Technologies Corp., Class A*	17,800	838,914

		4,043,541

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	188,500	480,675
Altera Corp.	99,550	3,531,038
Analog Devices, Inc.	89,870	4,178,056
Applied Materials, Inc.	357,320	4,816,674
Atmel Corp.*	163,000	1,134,480
Avago Technologies Ltd.	76,000	2,729,920
Broadcom Corp., Class A	165,270	5,729,911
Cabot Microelectronics Corp.*	1,500	52,125
Cavium, Inc.*	16,300	632,603
Cirrus Logic, Inc.*	24,500	557,375
Cree, Inc.*	38,900	2,128,219
Cymer, Inc.*	10,700	1,028,270
Cypress Semiconductor Corp.*	60,100	662,903
Entegris, Inc.*	40,240	396,766
Fairchild Semiconductor International, Inc.*	45,500	643,370
First Solar, Inc.*	18,500	498,760
Freescale Semiconductor Ltd.*	36,400	541,996
Hittite Microwave Corp.*	14,400	872,064
Intel Corp.	1,484,890	32,444,847
International Rectifier Corp.*	21,300	450,495
KLA-Tencor Corp.	54,680	2,883,823
Lam Research Corp.*	55,575	2,304,140
Linear Technology Corp.	67,650	2,595,731
LSI Corp.*	185,000	1,254,300
Marvell Technology Group Ltd.	129,930	1,374,659
Maxim Integrated Products, Inc.	95,750	3,126,238
MEMC Electronic Materials, Inc.*	54,070	237,908
Microchip Technology, Inc.	66,400	2,440,864
Micron Technology, Inc.*	308,350	3,077,333
Microsemi Corp.*	31,400	727,538
MKS Instruments, Inc.	15,800	429,760
NVIDIA Corp.	190,160	2,437,851
OmniVision Technologies, Inc.*	19,350	266,643
ON Semiconductor Corp.*	162,500	1,345,500
PMC-Sierra, Inc.*	61,500	417,585
Power Integrations, Inc.	9,100	395,031
RF Micro Devices, Inc.*	44,700	237,804
Semtech Corp.*	22,600	799,814
Silicon Laboratories, Inc.*	13,440	555,878
Skyworks Solutions, Inc.*	59,100	1,301,973
Teradyne, Inc.*	61,310	994,448
Texas Instruments, Inc.	341,390	12,112,517
Xilinx, Inc.	78,700	3,003,979

		107,831,864

Software (3.5%)
ACI Worldwide, Inc.*	12,500	610,750
Activision Blizzard, Inc.	143,500	2,090,795
Adobe Systems, Inc.*	154,620	6,727,516
Advent Software, Inc.*	14,000	391,580
ANSYS, Inc.*	28,900	2,353,038
Aspen Technology, Inc.*	32,500	1,049,425
Autodesk, Inc.*	73,050	3,012,582
BMC Software, Inc.*	49,100	2,274,803
CA, Inc.	110,550	2,782,543
Cadence Design Systems, Inc.*	82,930	1,155,215
Citrix Systems, Inc.*	57,050	4,116,728
CommVault Systems, Inc.*	15,300	1,254,294
Compuware Corp.*	85,050	1,063,125
Comverse, Inc.*	2,130	59,725
Concur Technologies, Inc.*	14,000	961,240
Electronic Arts, Inc.*	87,900	1,555,830
EPIQ Systems, Inc.	30,400	426,512
FactSet Research Systems, Inc.	17,100	1,583,460
Fair Isaac Corp.	13,100	598,539
Fortinet, Inc.*	40,400	956,672
Guidewire Software, Inc.*	8,200	315,208
Informatica Corp.*	37,700	1,299,519
Intuit, Inc.	91,550	6,010,257
Manhattan Associates, Inc.*	6,000	445,740
Mentor Graphics Corp.	37,800	682,290
MICROS Systems, Inc.*	30,400	1,383,504
Microsoft Corp.	2,204,050	63,057,871
MicroStrategy, Inc., Class A*	2,900	293,132
NetSuite, Inc.*	8,900	712,534
Nuance Communications, Inc.*	84,490	1,705,008
Oracle Corp.	1,118,790	36,181,669
Pegasystems, Inc.	5,500	154,440
Progress Software Corp.*	19,000	432,820
PTC, Inc.*	51,050	1,301,265
QLIK Technologies, Inc.*	23,900	617,337
RealPage, Inc.*	14,600	302,366
Red Hat, Inc.*	63,400	3,205,504
Rovi Corp.*	41,550	889,586
Salesforce.com, Inc.*	42,600	7,618,158
ServiceNow, Inc.*	10,900	394,580
SolarWinds, Inc.*	19,400	1,146,540
Solera Holdings, Inc.	21,110	1,231,346
Sourcefire, Inc.*	9,100	538,993
Splunk, Inc.*	10,500	420,315
SS&C Technologies Holdings, Inc.*	14,100	422,718
Symantec Corp.*	217,590	5,370,121
Synchronoss Technologies, Inc.*	10,910	338,537
Synopsys, Inc.*	48,120	1,726,546
TIBCO Software, Inc.*	60,140	1,216,031
TiVo, Inc.*	39,400	488,166
Tyler Technologies, Inc.*	9,400	575,844
Ultimate Software Group, Inc.*	8,500	885,360
Verint Systems, Inc.*	14,800	540,940
VirnetX Holding Corp.*	13,700	262,629
VMware, Inc., Class A*	27,800	2,192,864
Workday, Inc., Class A*	7,600	468,388

		179,852,498

Total Information Technology		879,830,366

Materials (3.8%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	64,980	5,661,058
Airgas, Inc.	21,400	2,122,024
Albemarle Corp.	29,800	1,863,096
Ashland, Inc.	25,564	1,899,405
Axiall Corp.	20,500	1,274,280
Balchem Corp.	6,700	294,398
Cabot Corp.	19,700	673,740
Celanese Corp.	52,600	2,317,030
CF Industries Holdings, Inc.	19,402	3,693,559
Chemtura Corp.*	31,600	682,876
Cytec Industries, Inc.	18,500	1,370,480
Dow Chemical Co.	349,980	11,143,363
E.I. du Pont de Nemours & Co.	277,540	13,643,867
Eastman Chemical Co.	45,428	3,174,054
Ecolab, Inc.	80,988	6,493,618
FMC Corp.	45,900	2,617,677
H.B. Fuller Co.	16,100	629,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	61,000	$1,133,990
International Flavors & Fragrances, Inc.	27,100	2,077,757
Intrepid Potash, Inc.	6,900	129,444
Kronos Worldwide, Inc.	4,200	65,730
LyondellBasell Industries N.V., Class A	98,400	6,227,736
Minerals Technologies, Inc.	11,400	473,214
Monsanto Co.	157,400	16,626,162
Mosaic Co.	93,430	5,569,362
NewMarket Corp.	3,300	859,188
Olin Corp.	29,800	751,556
PolyOne Corp.	31,700	773,797
PPG Industries, Inc.	41,800	5,598,692
Praxair, Inc.	88,200	9,837,828
Rockwood Holdings, Inc.	19,730	1,291,131
RPM International, Inc.	49,050	1,548,999
Scotts Miracle-Gro Co., Class A	19,400	838,856
Sensient Technologies Corp.	20,600	805,254
Sherwin-Williams Co.	26,900	4,543,141
Sigma-Aldrich Corp.	40,300	3,130,504
Valspar Corp.	31,700	1,973,325
W.R. Grace & Co.*	22,000	1,705,220
Westlake Chemical Corp.	7,200	673,200

		126,187,799

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	959,472
Martin Marietta Materials, Inc.	13,600	1,387,472
Texas Industries, Inc.*	6,600	416,526
Vulcan Materials Co.	40,100	2,073,170

		4,836,640

Containers & Packaging (0.4%)
AptarGroup, Inc.	22,000	1,261,700
Ball Corp.	47,300	2,250,534
Bemis Co., Inc.	31,100	1,255,196
Berry Plastics Group, Inc.*	3,600	68,580
Crown Holdings, Inc.*	46,350	1,928,623
Graphic Packaging Holding Co.*	16,300	122,087
Greif, Inc., Class A	14,800	793,576
MeadWestvaco Corp.	60,600	2,199,780
Owens-Illinois, Inc.*	61,850	1,648,303
Packaging Corp. of America	33,700	1,512,119
Rock-Tenn Co., Class A	23,500	2,180,565
Sealed Air Corp.	69,960	1,686,736
Silgan Holdings, Inc.	20,400	963,900
Sonoco Products Co.	32,660	1,142,773

		19,014,472

Metals & Mining (0.7%)
Alcoa, Inc.	342,450	2,917,674
Allegheny Technologies, Inc.	35,260	1,118,095
Allied Nevada Gold Corp.*	29,600	487,216
Carpenter Technology Corp.	14,900	734,421
Century Aluminum Co.*	2,200	17,028
Cliffs Natural Resources, Inc.	48,640	924,646
Coeur d’Alene Mines Corp.*	33,300	628,038
Commercial Metals Co.	49,390	782,832
Compass Minerals International, Inc.	12,400	978,360
Freeport-McMoRan Copper & Gold, Inc.	287,700	9,522,870
Globe Specialty Metals, Inc.	10,700	148,944
Hecla Mining Co.	87,500	345,625
Newmont Mining Corp.	147,600	6,182,964
Nucor Corp.	96,320	4,445,168
Reliance Steel & Aluminum Co.	22,200	1,579,974
Royal Gold, Inc.	18,000	1,278,540
Schnitzer Steel Industries, Inc., Class A	2,800	74,648
Southern Copper Corp.	50,544	1,898,938
Steel Dynamics, Inc.	71,300	1,131,531
Stillwater Mining Co.*	35,300	456,429
SunCoke Energy, Inc.*	631	10,304
United States Steel Corp.	51,590	1,006,005
Walter Energy, Inc.	22,000	627,000
Worthington Industries, Inc.	15,600	483,288

		37,780,538

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	6,150	324,043
Domtar Corp.	14,540	1,128,595
International Paper Co.	135,450	6,309,261
Louisiana-Pacific Corp.*	42,500	918,000

		8,679,899

Total Materials		196,499,348

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,628,084	59,734,402
CenturyLink, Inc.	187,079	6,572,085
Frontier Communications Corp.	374,990	1,492,460
Level 3 Communications, Inc.*	50,446	1,023,549
tw telecom, Inc.*	57,400	1,445,906
Verizon Communications, Inc.	831,840	40,884,936
Windstream Corp.	203,711	1,619,503

		112,772,841

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	126,200	408,888
Crown Castle International Corp.*	90,950	6,333,758
MetroPCS Communications, Inc.*	108,050	1,177,745
NII Holdings, Inc.*	51,200	221,696
NTELOS Holdings Corp.	8,800	112,728
SBA Communications Corp., Class A*	37,500	2,700,750
Sprint Nextel Corp.*	925,625	5,748,131
Telephone & Data Systems, Inc.	34,686	730,834

		17,434,530

Total Telecommunication Services		130,207,371

Utilities (3.5%)
Electric Utilities (1.9%)
ALLETE, Inc.	10,500	514,710
American Electric Power Co., Inc.	139,770	6,797,015
Cleco Corp.	16,100	757,183
Duke Energy Corp.	206,385	14,981,487
Edison International	100,160	5,040,051
Entergy Corp.	51,000	3,225,240
Exelon Corp.	249,056	8,587,451
FirstEnergy Corp.	128,604	5,427,089
Great Plains Energy, Inc.	33,100	767,589
Hawaiian Electric Industries, Inc.	34,200	947,682
IDACORP, Inc.	11,450	552,691
ITC Holdings Corp.	14,700	1,312,122
NextEra Energy, Inc.	121,150	9,410,932
Northeast Utilities	92,909	4,037,825
NV Energy, Inc.	67,400	1,350,022
OGE Energy Corp.	30,300	2,120,394
Pepco Holdings, Inc.	69,250	1,481,950
Pinnacle West Capital Corp.	32,500	1,881,425
PNM Resources, Inc.	28,700	668,423
Portland General Electric Co.	28,500	864,405
PPL Corp.	174,850	5,474,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co.	259,950	$12,196,854
UIL Holdings Corp.	18,500	732,415
UNS Energy Corp.	12,200	597,068
Westar Energy, Inc.	43,900	1,456,602
Xcel Energy, Inc.	150,480	4,469,256

		95,652,435

Gas Utilities (0.3%)
AGL Resources, Inc.	38,283	1,605,972
Atmos Energy Corp.	25,200	1,075,788
National Fuel Gas Co.	21,100	1,294,485
New Jersey Resources Corp.	9,800	439,530
ONEOK, Inc.	64,600	3,079,482
Piedmont Natural Gas Co., Inc.	19,900	654,312
Questar Corp.	47,000	1,143,510
South Jersey Industries, Inc.	12,100	672,639
Southwest Gas Corp.	17,200	816,312
UGI Corp.	33,850	1,299,501
WGL Holdings, Inc.	19,100	842,310

		12,923,841

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	205,495	2,583,072
Calpine Corp.*	116,500	2,399,900
NRG Energy, Inc.	97,021	2,570,087

		7,553,059

Multi-Utilities (1.1%)
Alliant Energy Corp.	34,800	1,746,264
Ameren Corp.	77,000	2,696,540
Avista Corp.	19,200	526,080
Black Hills Corp.	13,000	572,520
CenterPoint Energy, Inc.	134,050	3,211,838
CMS Energy Corp.	71,500	1,997,710
Consolidated Edison, Inc.	89,800	5,480,494
Dominion Resources, Inc.	171,450	9,974,961
DTE Energy Co.	52,800	3,608,352
Integrys Energy Group, Inc.	22,800	1,326,048
MDU Resources Group, Inc.	55,850	1,395,691
NiSource, Inc.	92,700	2,719,818
NorthWestern Corp.	10,200	406,572
PG&E Corp.	121,220	5,397,927
Public Service Enterprise Group, Inc.	153,600	5,274,624
SCANA Corp.	38,550	1,972,218
Sempra Energy	71,390	5,706,917
TECO Energy, Inc.	59,350	1,057,617
Vectren Corp.	30,700	1,087,394
Wisconsin Energy Corp.	64,400	2,762,116

		58,921,701

Water Utilities (0.1%)
American Water Works Co., Inc.	54,200	2,246,048
Aqua America, Inc.	40,050	1,259,172

		3,505,220

Total Utilities		178,556,256

Total Investments (99.3%) (Cost $3,334,283,219)		5,084,939,490
Other Assets Less Liabilities (0.7%)		34,069,357

Net Assets (100%)		$5,119,008,847

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,573,660.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	33	June-13	$3,053,312	$3,131,370	$78,058
S&P 500 E-Mini Index	286	June-13	21,883,335	22,346,610	463,275

					$541,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$637,449,536	$—	$—	$637,449,536
Consumer Staples	485,979,189	—	—	485,979,189
Energy	504,752,984	—	—	504,752,984
Financials	873,465,481	—	—	873,465,481
Health Care	624,698,763	—	—	624,698,763
Industrials	573,500,196	—	—	573,500,196
Information Technology	879,830,366	—	—	879,830,366
Materials	195,705,772	793,576	—	196,499,348
Telecommunication Services	130,207,371	—	—	130,207,371
Utilities	178,556,256	—	—	178,556,256
Futures	541,333	—	—	541,333

Total Assets	$5,084,687,247	$793,576	$—	$5,085,480,823

Total Liabilities	$—	$—	$—	$—

Total	$5,084,687,247	$793,576	$—	$5,085,480,823

(a)	A security with a market value of $793,576 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,815,079
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$120,693,430

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,057,198,461
Aggregate gross unrealized depreciation	(355,239,303)

Net unrealized appreciation	$1,701,959,158

Federal income tax cost of investments	$3,382,980,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (29.7%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$819,000	$932,235
4.250%, 3/1/21	680,000	744,999

		1,677,234

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17	500,000	500,273
Darden Restaurants, Inc.
4.500%, 10/15/21	425,000	444,312
3.350%, 11/1/22	500,000	474,042
Hyatt Hotels Corp.
3.875%, 8/15/16	250,000	266,848
5.375%, 8/15/21	250,000	277,828
International Game Technology
7.500%, 6/15/19	202,000	241,100
Marriott International, Inc.
3.250%, 9/15/22	1,500,000	1,499,780
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,203,895
5.350%, 3/1/18	743,000	886,401
5.000%, 2/1/19	750,000	891,928
3.625%, 5/20/21	400,000	441,932
Starbucks Corp.
6.250%, 8/15/17	500,000	599,665
Wyndham Worldwide Corp.
2.500%, 3/1/18	800,000	804,000
4.250%, 3/1/22	1,000,000	1,037,500
Yum! Brands, Inc.
4.250%, 9/15/15	1,000,000	1,072,192
3.875%, 11/1/20	1,000,000	1,065,164

		11,706,860

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	253,517
Mohawk Industries, Inc.
3.850%, 2/1/23	1,000,000	1,017,100
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,037,000	1,144,187
Tupperware Brands Corp.
4.750%, 6/1/21	400,000	423,030
Whirlpool Corp.
8.600%, 5/1/14	194,000	209,579
4.850%, 6/15/21	300,000	329,904
3.700%, 3/1/23	250,000	254,196

		3,631,513

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
0.650%, 11/27/15	750,000	747,400
2.500%, 11/29/22	750,000	728,801
Expedia, Inc.
7.456%, 8/15/18	500,000	597,500
5.950%, 8/15/20	1,100,000	1,223,750
QVC, Inc.
5.125%, 7/2/22	500,000	526,710
4.375%, 3/15/23§	300,000	300,252

		4,124,413

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.125%, 5/15/14	1,000,000	1,056,742
Mattel, Inc.
1.700%, 3/15/18	500,000	503,803
3.150%, 3/15/23	300,000	301,144

		1,861,689

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	250,000	334,504
5.750%, 4/15/20	1,000,000	1,180,270
3.375%, 3/1/22	2,000,000	2,027,875
CC Holdings GS V LLC
2.381%, 12/15/17§	500,000	502,349
Comcast Corp.
5.900%, 3/15/16	2,262,000	2,585,585
6.500%, 1/15/17	1,416,000	1,689,667
5.700%, 7/1/19	1,189,000	1,447,463
5.150%, 3/1/20	2,500,000	2,959,742
3.125%, 7/15/22	800,000	818,823
2.850%, 1/15/23	2,000,000	1,995,115
COX Communications, Inc.
5.450%, 12/15/14	219,000	236,885
5.500%, 10/1/15	1,000,000	1,115,301
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,319,406
3.550%, 3/15/15	2,022,000	2,120,396
1.750%, 1/15/18	1,000,000	986,022
5.875%, 10/1/19	500,000	592,342
5.200%, 3/15/20	604,000	689,226
4.600%, 2/15/21	1,000,000	1,085,157
5.000%, 3/1/21	1,500,000	1,668,924
3.800%, 3/15/22	850,000	867,314
Discovery Communications LLC
3.700%, 6/1/15	300,000	318,131
5.050%, 6/1/20	2,000,000	2,308,919
3.300%, 5/15/22	500,000	513,538
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	700,223
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	750,000	744,375
4.000%, 3/15/22	315,000	316,575
NBCUniversal Media LLC
3.650%, 4/30/15	2,000,000	2,118,586
5.150%, 4/30/20	1,845,000	2,174,382
4.375%, 4/1/21	1,500,000	1,678,641
News America, Inc.
8.000%, 10/17/16	2,000,000	2,461,613
6.900%, 3/1/19	596,000	756,060
5.650%, 8/15/20	500,000	600,510
4.500%, 2/15/21	500,000	564,041
Omnicom Group, Inc.
6.250%, 7/15/19	473,000	568,088
4.450%, 8/15/20	1,218,000	1,320,655
3.625%, 5/1/22	1,000,000	1,011,856
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,541,000	1,972,986
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	932,111
6.500%, 7/15/18	708,000	874,462
4.700%, 10/15/19	369,000	417,874
Time Warner Cable, Inc.
7.500%, 4/1/14	914,000	975,529
3.500%, 2/1/15	173,000	180,980
5.850%, 5/1/17	1,306,000	1,515,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 7/1/18	$2,500,000	$3,061,138
8.750%, 2/14/19	1,000,000	1,323,280
8.250%, 4/1/19	1,096,000	1,426,949
5.000%, 2/1/20	861,000	979,706
4.000%, 9/1/21	500,000	530,554
Time Warner, Inc.
5.875%, 11/15/16	1,280,000	1,488,447
4.875%, 3/15/20	2,200,000	2,502,615
4.700%, 1/15/21	1,500,000	1,679,824
3.400%, 6/15/22	400,000	408,949
Viacom, Inc.
4.375%, 9/15/14	573,000	601,546
1.250%, 2/27/15	300,000	301,036
6.250%, 4/30/16	1,205,000	1,394,984
5.625%, 9/15/19	1,391,000	1,661,330
3.125%, 6/15/22	500,000	503,820
3.250%, 3/15/23	250,000	251,375
Walt Disney Co.
6.000%, 7/17/17	346,000	414,109
1.100%, 12/1/17	2,000,000	1,995,931
5.500%, 3/15/19	500,000	603,881
2.750%, 8/16/21	1,000,000	1,023,479
2.550%, 2/15/22	2,000,000	2,020,909
Washington Post Co.
7.250%, 2/1/19	500,000	592,591
WPP Finance 2010
4.750%, 11/21/21	160,000	172,703
WPP Finance UK Corp.
5.875%, 6/15/14	694,000	732,652
8.000%, 9/15/14	321,000	351,975

		77,271,901

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	200,000	215,013
Kohl’s Corp.
6.250%, 12/15/17	648,000	752,760
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	799,000	846,940
5.900%, 12/1/16	1,069,000	1,237,368
3.875%, 1/15/22	400,000	421,000
Nordstrom, Inc.
6.750%, 6/1/14	242,000	259,204
6.250%, 1/15/18	277,000	336,255
4.750%, 5/1/20	584,000	678,255
4.000%, 10/15/21	600,000	667,398
Target Corp.
1.125%, 7/18/14	300,000	303,092
5.875%, 7/15/16	1,000,000	1,166,392
6.000%, 1/15/18	1,050,000	1,276,110
3.875%, 7/15/20	1,000,000	1,120,841

		9,280,628

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	164,575
AutoZone, Inc.
5.750%, 1/15/15	173,000	187,491
4.000%, 11/15/20	1,700,000	1,813,168
3.700%, 4/15/22	350,000	360,238
Gap, Inc.
5.950%, 4/12/21	1,000,000	1,137,266
Home Depot, Inc.
5.400%, 3/1/16	2,996,000	3,388,280
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	555,159
2.125%, 4/15/16	1,000,000	1,041,920
1.625%, 4/15/17	250,000	255,216
4.625%, 4/15/20	839,000	965,110
3.120%, 4/15/22	750,000	778,700
O’Reilly Automotive, Inc.
4.875%, 1/14/21	185,000	206,750
4.625%, 9/15/21	300,000	332,408
3.800%, 9/1/22	300,000	312,089
TJX Cos., Inc.
4.200%, 8/15/15	200,000	216,357
6.950%, 4/15/19	385,000	491,506

		12,206,233

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	250,000	262,901

Total Consumer Discretionary		122,023,372

Consumer Staples (2.3%)
Beverages (0.7%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,142,269
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	2,625,000	2,825,071
4.125%, 1/15/15	975,000	1,034,719
0.800%, 7/15/15	1,000,000	1,001,490
0.800%, 1/15/16	750,000	750,309
1.375%, 7/15/17	1,345,000	1,355,650
1.250%, 1/17/18	500,000	498,927
7.750%, 1/15/19	3,000,000	3,950,648
5.375%, 1/15/20	1,500,000	1,802,183
4.375%, 2/15/21	1,080,000	1,235,361
2.500%, 7/15/22	1,000,000	980,962
2.625%, 1/17/23	2,000,000	1,962,817
Beam, Inc.
6.375%, 6/15/14	396,000	422,788
3.250%, 5/15/22	250,000	256,179
Bottling Group LLC
5.125%, 1/15/19	846,000	1,002,214
Brown-Forman Corp.
2.500%, 1/15/16	250,000	261,424
1.000%, 1/15/18	500,000	496,415
Coca-Cola Co.
0.750%, 3/13/15	550,000	553,430
1.500%, 11/15/15	600,000	613,710
1.800%, 9/1/16	1,371,000	1,418,913
1.650%, 3/14/18	1,800,000	1,843,394
1.150%, 4/1/18	500,000	499,450
3.150%, 11/15/20	1,920,000	2,073,422
3.300%, 9/1/21	1,000,000	1,083,297
Coca-Cola Enterprises, Inc.
2.125%, 9/15/15	1,000,000	1,030,050
2.000%, 8/19/16	250,000	256,999
3.250%, 8/19/21	250,000	259,480
Diageo Capital plc
5.750%, 10/23/17	1,500,000	1,789,147
Diageo Finance B.V.
5.300%, 10/28/15	910,000	1,011,693
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,007,578
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,700,000	1,793,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 1/15/19	$200,000	$208,059
3.200%, 11/15/21	200,000	207,146
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	518,430
PepsiAmericas, Inc.
4.875%, 1/15/15	700,000	753,399
PepsiCo, Inc.
0.750%, 3/5/15	1,000,000	1,002,959
0.700%, 8/13/15	500,000	500,685
0.700%, 2/26/16	1,000,000	1,000,034
1.250%, 8/13/17	1,750,000	1,753,195
7.900%, 11/1/18	1,016,000	1,352,155
4.500%, 1/15/20	2,500,000	2,884,575
2.750%, 3/5/22	1,750,000	1,773,382
2.750%, 3/1/23	500,000	501,394

		48,668,911

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,568,000	1,838,250
1.125%, 12/15/17	1,000,000	1,004,223
1.700%, 12/15/19	1,000,000	1,005,108
CVS Caremark Corp.
3.250%, 5/18/15	1,754,000	1,844,855
6.125%, 8/15/16	346,000	403,498
5.750%, 6/1/17	1,208,000	1,427,870
4.750%, 5/18/20	304,000	351,425
Delhaize Group S.A.
4.125%, 4/10/19	250,000	263,857
Kroger Co.
3.900%, 10/1/15	639,000	683,357
6.150%, 1/15/20	1,346,000	1,634,983
3.400%, 4/15/22	350,000	363,478
Safeway, Inc.
6.350%, 8/15/17	208,000	242,098
5.000%, 8/15/19	346,000	387,124
3.950%, 8/15/20	1,120,000	1,147,451
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,346,437
Walgreen Co.
1.000%, 3/13/15	318,000	319,343
1.800%, 9/15/17	700,000	707,956
5.250%, 1/15/19	500,000	583,852
3.100%, 9/15/22	1,000,000	994,984
Wal-Mart Stores, Inc.
3.200%, 5/15/14	3,800,000	3,924,985
2.250%, 7/8/15	1,500,000	1,560,054
2.800%, 4/15/16	3,000,000	3,191,876
5.800%, 2/15/18	346,000	420,571
4.125%, 2/1/19	1,750,000	1,996,464
3.250%, 10/25/20	2,500,000	2,683,321

		30,327,420

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,544,085
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	300,000	313,131
5.100%, 7/15/15	488,000	528,324
8.500%, 6/15/19	565,000	731,356
Campbell Soup Co.
3.375%, 8/15/14	339,000	352,310
3.050%, 7/15/17	269,000	287,460
4.500%, 2/15/19	521,000	590,789
2.500%, 8/2/22	363,000	345,550
ConAgra Foods, Inc.
1.350%, 9/10/15	150,000	151,368
1.900%, 1/25/18	375,000	378,274
2.100%, 3/15/18	250,000	254,231
7.000%, 4/15/19	1,000,000	1,251,501
3.200%, 1/25/23	2,000,000	1,985,835
General Mills, Inc.
5.200%, 3/17/15	500,000	543,699
5.700%, 2/15/17	2,500,000	2,922,611
5.650%, 2/15/19	846,000	1,018,440
3.150%, 12/15/21	2,000,000	2,095,998
H.J. Heinz Co.
2.850%, 3/1/22	2,000,000	2,017,500
Hershey Co.
4.850%, 8/15/15	452,000	494,715
1.500%, 11/1/16	200,000	204,982
4.125%, 12/1/20	500,000	569,487
Hillshire Brands Co.
2.750%, 9/15/15	1,000,000	1,031,896
Hormel Foods Corp.
4.125%, 4/15/21	250,000	278,280
Ingredion, Inc.
3.200%, 11/1/15	269,000	282,247
1.800%, 9/25/17	250,000	250,592
4.625%, 11/1/20	269,000	299,233
J.M. Smucker Co.
3.500%, 10/15/21	600,000	630,833
Kellogg Co.
4.450%, 5/30/16	520,000	573,880
3.250%, 5/21/18	290,000	314,344
4.150%, 11/15/19	500,000	564,345
4.000%, 12/15/20	600,000	666,744
3.125%, 5/17/22	500,000	515,831
2.750%, 3/1/23	1,000,000	999,319
Kraft Foods Group, Inc.
6.125%, 8/23/18	1,000,000	1,211,499
5.375%, 2/10/20	1,000,000	1,183,827
3.500%, 6/6/22	1,500,000	1,559,599
McCormick & Co., Inc.
3.900%, 7/15/21	150,000	163,294
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	487,482
4.900%, 11/1/19	704,000	802,172
Mondelez International, Inc.
4.125%, 2/9/16	2,904,000	3,155,991
6.125%, 2/1/18	1,866,000	2,237,767
5.375%, 2/10/20	3,108,000	3,679,335
Tyson Foods, Inc.
4.500%, 6/15/22	1,000,000	1,086,000

		40,556,156

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	158,276
Clorox Co.
3.550%, 11/1/15	269,000	285,049
3.800%, 11/15/21	500,000	538,260
3.050%, 9/15/22	610,000	612,431
Colgate-Palmolive Co.
3.150%, 8/5/15	1,042,000	1,106,196
2.300%, 5/3/22	1,000,000	1,001,475
Energizer Holdings, Inc.
4.700%, 5/19/21	500,000	530,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Kimberly-Clark Corp.
6.125%, 8/1/17	$1,708,000	$2,070,283
7.500%, 11/1/18	700,000	927,722
Procter & Gamble Co.
0.700%, 8/15/14	2,000,000	2,008,143
4.950%, 8/15/14	525,000	557,589
1.800%, 11/15/15	1,000,000	1,031,691
4.850%, 12/15/15	708,000	788,790
4.700%, 2/15/19	2,046,000	2,407,738

		14,024,542

Personal Products (0.0%)
Avon Products, Inc.
2.375%, 3/15/16	75,000	76,010
6.500%, 3/1/19	1,000,000	1,131,264
4.600%, 3/15/20	235,000	243,795

		1,451,069

Tobacco (0.3%)
Altria Group, Inc.
4.125%, 9/11/15	1,500,000	1,617,030
9.700%, 11/10/18	779,000	1,077,913
9.250%, 8/6/19	2,193,000	3,044,569
4.750%, 5/5/21	750,000	842,456
2.850%, 8/9/22	1,500,000	1,462,440
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	374,067
8.125%, 6/23/19	407,000	515,433
6.875%, 5/1/20	1,104,000	1,339,226
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	631,283
1.625%, 3/20/17	250,000	254,977
1.125%, 8/21/17	1,000,000	993,839
5.650%, 5/16/18	2,164,000	2,592,853
4.500%, 3/26/20	1,000,000	1,152,397
4.125%, 5/17/21	300,000	334,269
2.500%, 8/22/22	1,000,000	984,629
Reynolds American, Inc.
1.050%, 10/30/15	100,000	99,970
7.625%, 6/1/16	523,000	622,733
6.750%, 6/15/17	900,000	1,081,273
3.250%, 11/1/22	500,000	493,920

		19,515,277

Total Consumer Staples		154,543,375

Energy (2.8%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	1,000,000	1,058,130
BJ Services Co.
6.000%, 6/1/18	200,000	242,816
Cameron International Corp.
6.375%, 7/15/18	200,000	240,948
4.500%, 6/1/21	350,000	391,434
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	544,943
5.875%, 5/1/19	750,000	909,792
Ensco plc
4.700%, 3/15/21	2,000,000	2,212,808
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	252,314
3.450%, 10/1/22	400,000	406,223
Halliburton Co.
6.150%, 9/15/19	1,623,000	2,037,578
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	501,919
Rowan Cos., Inc.
7.875%, 8/1/19	280,000	345,261
Transocean, Inc.
4.950%, 11/15/15	2,073,000	2,253,736
6.000%, 3/15/18	545,000	617,872
6.500%, 11/15/20	1,039,000	1,204,012
3.800%, 10/15/22	1,000,000	983,934
Weatherford International Ltd.
5.500%, 2/15/16	519,000	566,173
6.000%, 3/15/18	208,000	236,805
9.625%, 3/1/19	1,265,000	1,647,223
5.125%, 9/15/20	1,000,000	1,081,317
4.500%, 4/15/22	250,000	256,704

		17,991,942

Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	528,717
5.950%, 9/15/16	1,161,000	1,331,493
6.375%, 9/15/17	1,500,000	1,788,884
8.700%, 3/15/19	789,000	1,061,426
Apache Corp.
5.625%, 1/15/17	500,000	581,546
1.750%, 4/15/17	500,000	508,898
3.625%, 2/1/21	1,000,000	1,080,308
3.250%, 4/15/22	500,000	516,571
Buckeye Partners LP
5.500%, 8/15/19	404,000	449,495
4.875%, 2/1/21	1,220,000	1,305,468
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,833,000	2,133,035
Cenovus Energy, Inc.
4.500%, 9/15/14	596,000	626,143
5.700%, 10/15/19	1,308,000	1,574,710
Chevron Corp.
1.104%, 12/5/17	1,500,000	1,505,300
4.950%, 3/3/19	1,346,000	1,611,966
2.355%, 12/5/22	1,500,000	1,489,440
ConocoPhillips Co.
1.050%, 12/15/17	750,000	748,121
5.750%, 2/1/19	2,000,000	2,455,853
6.000%, 1/15/20	1,000,000	1,249,648
2.400%, 12/15/22	1,500,000	1,475,236
Devon Energy Corp.
2.400%, 7/15/16	500,000	518,334
6.300%, 1/15/19	1,000,000	1,206,353
4.000%, 7/15/21	500,000	536,381
3.250%, 5/15/22	750,000	752,951
Ecopetrol S.A.
7.625%, 7/23/19	1,500,000	1,873,587
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	580,351
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	409,485
5.200%, 3/15/20	1,081,000	1,217,794
4.200%, 9/15/21	500,000	526,249
Enbridge, Inc.
5.800%, 6/15/14	500,000	535,764
4.900%, 3/1/15	500,000	536,184
EnCana Corp.
5.900%, 12/1/17	1,569,000	1,852,697
6.500%, 5/15/19	518,000	633,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer Partners LP
6.700%, 7/1/18	$844,000	$1,012,637
9.700%, 3/15/19	346,000	466,845
9.000%, 4/15/19	700,000	921,379
5.200%, 2/1/22	1,000,000	1,119,902
3.600%, 2/1/23	650,000	645,503
Enterprise Products Operating LLC
1.250%, 8/13/15	465,000	468,018
3.200%, 2/1/16	2,000,000	2,119,532
6.650%, 4/15/18	2,000,000	2,465,743
5.200%, 9/1/20	1,500,000	1,760,401
4.050%, 2/15/22	500,000	544,392
3.350%, 3/15/23	1,000,000	1,016,997
EOG Resources, Inc.
2.950%, 6/1/15	1,750,000	1,835,861
5.625%, 6/1/19	847,000	1,037,749
4.100%, 2/1/21	1,500,000	1,689,878
EQT Corp.
6.500%, 4/1/18	500,000	579,493
8.125%, 6/1/19	927,000	1,144,071
Hess Corp.
8.125%, 2/15/19	990,000	1,279,089
Husky Energy, Inc.
5.900%, 6/15/14	1,743,000	1,854,936
7.250%, 12/15/19	145,000	188,687
3.950%, 4/15/22	2,000,000	2,144,294
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	1,135,000	1,230,585
6.000%, 2/1/17	535,000	621,191
9.000%, 2/1/19	693,000	927,157
6.850%, 2/15/20	811,000	1,013,474
5.300%, 9/15/20	52,000	60,893
5.800%, 3/1/21	1,000,000	1,184,354
4.150%, 3/1/22	500,000	535,960
3.950%, 9/1/22	750,000	794,912
3.450%, 2/15/23	500,000	507,619
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	212,626
6.550%, 7/15/19	187,000	231,651
4.250%, 2/1/21	524,000	577,095
Marathon Oil Corp.
0.900%, 11/1/15	950,000	949,161
6.000%, 10/1/17	500,000	592,862
5.900%, 3/15/18	160,000	190,712
2.800%, 11/1/22	500,000	486,444
Marathon Petroleum Corp.
3.500%, 3/1/16	1,720,000	1,839,091
5.125%, 3/1/21	135,000	157,145
Murphy Oil Corp.
3.700%, 12/1/22	1,000,000	965,370
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	912,696
9.250%, 1/15/19	1,000,000	1,288,005
5.000%, 9/15/20	700,000	744,667
Nexen, Inc.
6.200%, 7/30/19	500,000	620,179
Noble Energy, Inc.
8.250%, 3/1/19	798,000	1,046,485
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	523,435
2.500%, 3/15/17	400,000	412,683
4.900%, 8/1/20	477,000	527,582
4.625%, 3/1/21	1,000,000	1,083,077
Occidental Petroleum Corp.
2.500%, 2/1/16	300,000	315,617
4.125%, 6/1/16	473,000	523,222
1.750%, 2/15/17	400,000	412,092
1.500%, 2/15/18	500,000	507,395
4.100%, 2/1/21	1,750,000	1,970,189
2.700%, 2/15/23	1,000,000	1,006,120
ONEOK Partners LP
3.250%, 2/1/16	200,000	211,127
8.625%, 3/1/19	1,346,000	1,784,626
PC Financial Partnership
5.000%, 11/15/14	600,000	639,716
Pemex Project Funding Master Trust
5.750%, 3/1/18	693,000	800,415
Petrobras International Finance Co.
3.875%, 1/27/16	3,000,000	3,127,572
6.125%, 10/6/16	846,000	940,926
3.500%, 2/6/17	1,000,000	1,028,924
5.875%, 3/1/18	208,000	233,236
7.875%, 3/15/19	1,708,000	2,066,697
5.750%, 1/20/20	4,423,000	4,845,339
5.375%, 1/27/21	3,500,000	3,771,118
Petrohawk Energy Corp.
6.250%, 6/1/19	1,000,000	1,133,850
Petroleos Mexicanos
4.875%, 3/15/15	3,000,000	3,217,500
8.000%, 5/3/19	1,500,000	1,926,045
6.000%, 3/5/20	2,823,000	3,324,082
4.875%, 1/24/22	1,500,000	1,658,156
3.500%, 1/30/23§	2,000,000	1,990,000
Phillips 66
2.950%, 5/1/17	1,700,000	1,804,244
4.300%, 4/1/22	2,000,000	2,194,540
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,766,936
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,000,000	1,076,581
6.500%, 5/1/18	346,000	426,066
8.750%, 5/1/19	304,000	411,772
5.000%, 2/1/21	1,000,000	1,157,562
Shell International Finance B.V.
3.100%, 6/28/15	3,000,000	3,174,890
1.125%, 8/21/17	1,000,000	1,004,455
4.300%, 9/22/19	1,485,000	1,718,237
4.375%, 3/25/20	1,429,000	1,656,360
2.375%, 8/21/22	1,000,000	991,544
Southwestern Energy Co.
4.100%, 3/15/22	1,250,000	1,320,464
Spectra Energy Capital LLC
6.200%, 4/15/18	846,000	1,018,710
8.000%, 10/1/19	345,000	453,949
3.300%, 3/15/23	500,000	501,192
Statoil ASA
3.875%, 4/15/14	173,000	179,305
2.900%, 10/15/14	1,000,000	1,038,026
3.125%, 8/17/17	1,000,000	1,085,050
5.250%, 4/15/19	1,000,000	1,206,528
3.150%, 1/23/22	1,000,000	1,057,354
2.450%, 1/17/23	500,000	491,798
Suncor Energy, Inc.
6.100%, 6/1/18	1,500,000	1,815,683
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	735,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Talisman Energy, Inc.
7.750%, 6/1/19	$1,262,000	$1,599,971
Total Capital Canada Ltd.
1.450%, 1/15/18	1,000,000	1,009,679
Total Capital International S.A.
1.550%, 6/28/17	1,000,000	1,017,195
2.700%, 1/25/23	1,000,000	1,003,747
Total Capital S.A.
3.000%, 6/24/15	500,000	525,626
3.125%, 10/2/15	500,000	529,916
2.300%, 3/15/16	2,500,000	2,606,380
4.450%, 6/24/20	500,000	574,797
4.125%, 1/28/21	1,000,000	1,125,357
4.250%, 12/15/21	500,000	571,046
TransCanada PipeLines Ltd.
0.875%, 3/2/15	350,000	351,534
3.400%, 6/1/15	1,500,000	1,587,346
0.750%, 1/15/16	500,000	498,284
7.125%, 1/15/19	1,193,000	1,516,222
3.800%, 10/1/20	1,000,000	1,115,330
2.500%, 8/1/22	750,000	728,063
6.350%, 5/15/67(l)	1,171,000	1,250,043
Valero Energy Corp.
4.500%, 2/1/15	121,000	128,758
6.125%, 6/15/17	500,000	594,811
9.375%, 3/15/19	354,000	483,348
6.125%, 2/1/20	1,060,000	1,284,960
Western Gas Partners LP
4.000%, 7/1/22	500,000	516,057
Williams Cos., Inc.
3.700%, 1/15/23	500,000	497,905
Williams Partners LP
3.800%, 2/15/15	419,000	441,961
5.250%, 3/15/20	1,529,000	1,743,332
4.000%, 11/15/21	750,000	790,139
3.350%, 8/15/22	1,000,000	986,083
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	395,524
XTO Energy, Inc.
6.250%, 8/1/17	1,000,000	1,229,439

		172,157,928

Total Energy		190,149,870

Financials (12.9%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,611,000	2,110,488
Bank of New York Mellon Corp.
4.300%, 5/15/14	885,000	923,374
1.200%, 2/20/15	780,000	789,468
2.950%, 6/18/15	2,000,000	2,102,313
0.700%, 10/23/15	1,000,000	999,455
0.700%, 3/4/16	350,000	348,780
1.300%, 1/25/18	250,000	248,257
4.150%, 2/1/21	1,800,000	2,020,232
3.550%, 9/23/21	650,000	704,811
Bear Stearns Cos. LLC
5.700%, 11/15/14	208,000	224,131
5.300%, 10/30/15	586,000	644,538
5.550%, 1/22/17	2,721,000	3,104,602
6.400%, 10/2/17	1,346,000	1,609,543
7.250%, 2/1/18	2,070,000	2,558,558
BlackRock, Inc.
3.500%, 12/10/14	1,573,000	1,651,484
5.000%, 12/10/19	1,273,000	1,506,078
3.375%, 6/1/22	500,000	525,182
Charles Schwab Corp.
4.450%, 7/22/20	750,000	851,539
3.225%, 9/1/22	785,000	801,140
Deutsche Bank AG/London
3.875%, 8/18/14	1,000,000	1,044,942
3.450%, 3/30/15	1,346,000	1,417,412
3.250%, 1/11/16	2,000,000	2,115,154
6.000%, 9/1/17	1,346,000	1,597,942
Franklin Resources, Inc.
3.125%, 5/20/15	1,100,000	1,157,648
Goldman Sachs Group, Inc.
6.000%, 5/1/14	4,000,000	4,216,960
5.125%, 1/15/15	1,938,000	2,074,519
3.700%, 8/1/15	3,000,000	3,163,949
1.600%, 11/23/15	1,500,000	1,510,004
5.350%, 1/15/16	1,941,000	2,152,222
3.625%, 2/7/16	3,000,000	3,186,060
5.625%, 1/15/17	1,800,000	2,025,210
6.250%, 9/1/17	1,500,000	1,762,226
5.950%, 1/18/18	6,451,000	7,495,547
2.375%, 1/22/18	500,000	504,957
7.500%, 2/15/19	2,999,000	3,749,890
5.375%, 3/15/20	3,000,000	3,422,221
6.000%, 6/15/20	1,116,000	1,319,856
5.250%, 7/27/21	1,505,000	1,706,203
5.750%, 1/24/22	4,000,000	4,605,366
3.625%, 1/22/23	2,000,000	2,008,620
Jefferies Group LLC
3.875%, 11/9/15	1,250,000	1,306,287
8.500%, 7/15/19	1,446,000	1,800,662
5.125%, 1/20/23	117,000	123,818
Lazard Group LLC
7.125%, 5/15/15	400,000	442,000
Legg Mason, Inc.
5.500%, 5/21/19	500,000	543,092
Merrill Lynch & Co., Inc.
5.300%, 9/30/15	1,000,000	1,091,503
6.050%, 5/16/16	2,503,000	2,768,554
5.700%, 5/2/17	2,000,000	2,232,708
6.400%, 8/28/17	1,741,000	2,044,233
6.875%, 4/25/18	3,124,000	3,769,701
6.875%, 11/15/18	130,000	158,153
Morgan Stanley
4.750%, 4/1/14	2,193,000	2,267,145
6.000%, 5/13/14	1,500,000	1,583,141
2.875%, 7/28/14	945,000	966,962
4.100%, 1/26/15	4,000,000	4,192,796
6.000%, 4/28/15	2,500,000	2,728,469
4.000%, 7/24/15	1,500,000	1,583,606
5.375%, 10/15/15	2,246,000	2,452,969
1.750%, 2/25/16	170,000	171,357
5.750%, 10/18/16	1,000,000	1,124,604
4.750%, 3/22/17	500,000	551,750
5.550%, 4/27/17	6,750,000	7,642,080
6.625%, 4/1/18	2,473,000	2,960,910
7.300%, 5/13/19	1,500,000	1,862,444
5.625%, 9/23/19	2,039,000	2,356,309
5.500%, 7/24/20	1,522,000	1,742,248
5.750%, 1/25/21	3,500,000	4,027,067
5.500%, 7/28/21	2,010,000	2,304,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 11/1/22	$312,000	$331,188
3.750%, 2/25/23	3,000,000	3,011,058
Nomura Holdings, Inc.
5.000%, 3/4/15	777,000	826,756
4.125%, 1/19/16	3,000,000	3,175,198
6.700%, 3/4/20	653,000	777,624
Northern Trust Corp.
4.625%, 5/1/14	175,000	182,921
3.450%, 11/4/20	700,000	754,288
3.375%, 8/23/21	375,000	397,291
2.375%, 8/2/22	500,000	490,478
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	265,816
8.600%, 8/15/19	339,000	436,480
TD Ameritrade Holding Corp.
4.150%, 12/1/14	680,000	718,674

		144,127,841

Commercial Banks (4.2%)
American Express Bank FSB
6.000%, 9/13/17	500,000	592,910
American Express Centurion Bank
0.875%, 11/13/15	1,100,000	1,099,039
6.000%, 9/13/17	1,000,000	1,185,821
Associated Banc-Corp
5.125%, 3/28/16	500,000	550,078
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16	750,000	751,987
1.875%, 10/6/17	500,000	511,535
Banco de Credito e Inversiones
3.000%, 9/13/17§	500,000	506,027
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	1,500,000	1,446,971
Bancolombia S.A.
4.250%, 1/12/16	500,000	523,692
5.950%, 6/3/21	500,000	560,920
Bank of Montreal
2.500%, 1/11/17	1,000,000	1,047,218
1.400%, 9/11/17	1,500,000	1,499,649
2.550%, 11/6/22	1,000,000	977,314
Bank of Nova Scotia
1.850%, 1/12/15	500,000	510,227
3.400%, 1/22/15	1,193,000	1,250,652
2.050%, 10/7/15	3,000,000	3,091,826
0.950%, 3/15/16	600,000	601,507
2.900%, 3/29/16	1,000,000	1,059,796
4.375%, 1/13/21	1,000,000	1,140,784
Barclays Bank plc
5.200%, 7/10/14	1,000,000	1,055,663
3.900%, 4/7/15	2,000,000	2,116,776
5.000%, 9/22/16	2,000,000	2,254,203
5.125%, 1/8/20	1,000,000	1,149,931
5.140%, 10/14/20	1,750,000	1,877,937
BB&T Corp.
2.050%, 4/28/14	1,000,000	1,016,670
5.200%, 12/23/15	35,000	38,842
3.200%, 3/15/16	1,000,000	1,059,927
3.950%, 4/29/16	954,000	1,034,292
4.900%, 6/30/17	693,000	778,654
1.600%, 8/15/17	1,200,000	1,207,650
5.250%, 11/1/19	460,000	535,076
3.950%, 3/22/22	100,000	106,865
BBVA Banco Continental S.A.
5.000%, 8/26/22§	250,000	262,500
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	1,000,000	1,021,856
BNP Paribas S.A.
3.250%, 3/11/15	4,500,000	4,665,949
2.375%, 9/14/17	1,000,000	1,014,717
5.000%, 1/15/21	2,000,000	2,254,952
3.250%, 3/3/23	500,000	483,552
Canadian Imperial Bank of Commerce
0.900%, 10/1/15	1,000,000	1,003,258
2.350%, 12/11/15	1,000,000	1,040,494
Comerica Bank
Series AI
5.700%, 6/1/14	500,000	523,593
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,052,224
Commonwealth Bank of Australia/New York
1.950%, 3/16/15	997,000	1,021,243
1.250%, 9/18/15	1,000,000	1,009,402
1.900%, 9/18/17	1,000,000	1,023,747
Compass Bank
6.400%, 10/1/17	300,000	325,565
5.500%, 4/1/20	1,226,000	1,274,391
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	1,000,000	1,068,203
1.700%, 3/19/18	500,000	497,000
3.950%, 11/9/22	1,000,000	1,006,480
Corpbanca S.A.
3.125%, 1/15/18	500,000	490,993
Credit Suisse AG/New York
3.500%, 3/23/15	3,500,000	3,683,231
5.300%, 8/13/19	1,346,000	1,584,602
5.400%, 1/14/20	1,000,000	1,114,449
4.375%, 8/5/20	2,000,000	2,249,312
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	533,237
Discover Bank/Delaware
7.000%, 4/15/20	750,000	933,750
Fifth Third Bancorp
3.625%, 1/25/16	1,500,000	1,599,497
4.500%, 6/1/18	1,000,000	1,108,030
Fifth Third Bank/Ohio
1.450%, 2/28/18	300,000	300,036
First Horizon National Corp.
5.375%, 12/15/15	1,000,000	1,090,942
First Niagara Financial Group, Inc.
7.250%, 12/15/21	500,000	608,988
Glitnir Banki hf
0.000%, 10/15/08(b)(h)*§	4,650,000	1,278,750
HSBC Bank USA/New York
4.625%, 4/1/14	1,416,000	1,471,918
6.000%, 8/9/17	500,000	589,398
4.875%, 8/24/20	1,000,000	1,122,370
HSBC Holdings plc
5.100%, 4/5/21	2,250,000	2,602,080
4.875%, 1/14/22	500,000	569,091
4.000%, 3/30/22	1,500,000	1,612,545
Huntington BancShares, Inc.
7.000%, 12/15/20	80,000	99,586
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16	1,000,000	977,550
3.875%, 1/16/18	1,305,000	1,257,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	$2,850,000	$3,367,111
KeyBank N.A./Ohio
5.800%, 7/1/14	1,300,000	1,379,979
1.650%, 2/1/18	500,000	503,131
KeyCorp
3.750%, 8/13/15	500,000	532,678
5.100%, 3/24/21	1,000,000	1,161,682
KfW
4.125%, 10/15/14	4,708,000	4,980,603
2.750%, 10/21/14	1,000,000	1,037,581
1.000%, 1/12/15	4,000,000	4,040,268
2.625%, 3/3/15	4,000,000	4,169,738
0.625%, 4/24/15	2,000,000	2,008,770
2.625%, 2/16/16	5,000,000	5,303,216
5.125%, 3/14/16	3,000,000	3,400,050
0.500%, 4/19/16	5,000,000	4,992,596
4.875%, 1/17/17	2,965,000	3,421,072
0.875%, 9/5/17	2,000,000	1,997,562
4.375%, 3/15/18	3,000,000	3,476,809
4.500%, 7/16/18	2,109,000	2,474,271
4.875%, 6/17/19	1,500,000	1,813,713
4.000%, 1/27/20	8,039,000	9,333,867
2.750%, 9/8/20	1,000,000	1,077,398
2.375%, 8/25/21	1,500,000	1,552,028
2.625%, 1/25/22	2,500,000	2,616,498
2.000%, 10/4/22	2,000,000	1,974,064
2.125%, 1/17/23	3,000,000	2,987,411
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	108,067
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	2,000,000	2,117,622
2.500%, 2/15/16	2,000,000	2,108,394
5.125%, 2/1/17	1,635,000	1,901,592
0.875%, 9/12/17	1,000,000	1,004,978
2.375%, 9/13/17	1,000,000	1,063,052
1.375%, 10/23/19	772,000	771,077
Lloyds TSB Bank plc
4.200%, 3/28/17	1,500,000	1,646,653
6.375%, 1/21/21	1,000,000	1,235,635
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	608,274
Mellon Funding Corp.
5.000%, 12/1/14	500,000	534,299
5.500%, 11/15/18	1,000,000	1,174,871
National Australia Bank Ltd./New York
1.600%, 8/7/15	700,000	711,691
2.750%, 3/9/17	1,800,000	1,890,978
3.000%, 1/20/23	1,100,000	1,087,862
National Bank of Canada
1.500%, 6/26/15	1,000,000	1,014,904
National City Corp.
4.900%, 1/15/15	520,000	557,438
Oesterreichische Kontrollbank AG
1.125%, 7/6/15	1,000,000	1,009,922
4.875%, 2/16/16	1,943,000	2,170,461
5.000%, 4/25/17	1,346,000	1,553,340
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,144,050
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	2,000,000	1,976,831
PNC Funding Corp.
5.400%, 6/10/14	200,000	211,347
3.625%, 2/8/15	1,700,000	1,787,790
4.250%, 9/21/15	1,000,000	1,083,084
2.700%, 9/19/16	800,000	841,888
5.625%, 2/1/17	1,800,000	2,053,971
6.700%, 6/10/19	500,000	633,891
5.125%, 2/8/20	269,000	315,492
4.375%, 8/11/20	1,839,000	2,068,125
Rabobank Nederland N.V.
2.125%, 10/13/15	2,500,000	2,576,485
4.500%, 1/11/21	1,500,000	1,660,918
3.875%, 2/8/22	2,000,000	2,102,659
Regions Financial Corp.
5.750%, 6/15/15	1,000,000	1,082,200
Royal Bank of Canada
1.150%, 3/13/15	150,000	151,562
0.800%, 10/30/15	2,000,000	2,000,222
2.625%, 12/15/15	1,000,000	1,047,691
0.850%, 3/8/16	750,000	749,316
2.300%, 7/20/16	2,200,000	2,294,712
1.500%, 1/16/18	250,000	252,047
Royal Bank of Scotland Group plc
4.875%, 3/16/15	1,700,000	1,821,077
2.550%, 9/18/15	500,000	512,478
6.400%, 10/21/19	1,010,000	1,199,310
Royal Bank of Scotland plc
3.950%, 9/21/15	1,500,000	1,593,874
4.375%, 3/16/16	1,500,000	1,622,587
5.625%, 8/24/20	1,000,000	1,162,372
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	70,000	71,606
4.625%, 4/19/16	245,000	263,583
Societe Generale S.A.
2.750%, 10/12/17	750,000	766,158
SouthTrust Corp.
5.800%, 6/15/14	1,028,000	1,090,988
Sovereign Bank/Delaware
8.750%, 5/30/18	500,000	610,064
Sumitomo Mitsui Banking Corp.
1.350%, 7/18/15	750,000	757,728
0.900%, 1/18/16	350,000	349,172
1.800%, 7/18/17	750,000	762,924
1.500%, 1/18/18	500,000	500,045
3.200%, 7/18/22	750,000	754,896
3.000%, 1/18/23	1,000,000	1,004,144
SunTrust Banks, Inc.
3.600%, 4/15/16	1,000,000	1,070,773
6.000%, 9/11/17	500,000	590,820
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	33,702
7.250%, 3/15/18	846,000	1,047,846
SVB Financial Group
5.375%, 9/15/20	160,000	178,320
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,326,788
1.625%, 3/21/18	1,000,000	992,841
Toronto-Dominion Bank
1.375%, 7/14/14	500,000	506,071
2.500%, 7/14/16	1,250,000	1,309,278
2.375%, 10/19/16	1,250,000	1,307,712
U.S. Bancorp
4.200%, 5/15/14	523,000	545,636
3.150%, 3/4/15	500,000	525,428
2.450%, 7/27/15	1,000,000	1,042,634
3.442%, 2/1/16	1,000,000	1,053,488
4.125%, 5/24/21	1,000,000	1,117,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 3/15/22	$500,000	$516,507
2.950%, 7/15/22	2,000,000	1,995,407
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,603,049
3.778%, 4/29/20(l)	1,000,000	1,055,000
UBS AG/Connecticut
3.875%, 1/15/15	3,000,000	3,169,906
5.875%, 7/15/16	600,000	672,973
5.875%, 12/20/17	2,129,000	2,526,366
5.750%, 4/25/18	692,000	820,449
4.875%, 8/4/20	1,464,000	1,682,496
UnionBanCal Corp.
3.500%, 6/18/22	2,000,000	2,083,221
Wachovia Corp.
5.250%, 8/1/14	2,748,000	2,909,841
5.625%, 10/15/16	1,447,000	1,657,778
5.750%, 6/15/17	110,000	129,873
5.750%, 2/1/18	3,846,000	4,602,945
Wells Fargo & Co.
3.750%, 10/1/14	2,154,000	2,252,661
5.000%, 11/15/14	500,000	530,924
3.625%, 4/15/15	4,000,000	4,224,219
1.500%, 7/1/15	1,250,000	1,269,936
5.125%, 9/15/16	55,000	62,193
2.625%, 12/15/16	2,000,000	2,102,094
5.625%, 12/11/17	2,560,000	3,033,813
1.500%, 1/16/18	850,000	847,647
4.600%, 4/1/21	2,000,000	2,275,290
3.500%, 3/8/22	1,500,000	1,569,014
3.450%, 2/13/23	1,500,000	1,503,877
Westpac Banking Corp.
3.000%, 8/4/15	3,750,000	3,929,974
1.125%, 9/25/15	1,000,000	1,007,102
2.000%, 8/14/17	1,500,000	1,547,653
1.600%, 1/12/18	500,000	505,971
4.875%, 11/19/19	1,500,000	1,747,963
Zions Bancorp
7.750%, 9/23/14	500,000	543,609

		282,346,294

Consumer Finance (1.4%)
American Express Co.
7.250%, 5/20/14	1,334,000	1,432,117
7.000%, 3/19/18	3,500,000	4,362,414
8.125%, 5/20/19	1,062,000	1,423,422
American Express Credit Corp.
5.125%, 8/25/14	500,000	530,655
1.750%, 6/12/15	1,442,000	1,471,820
2.750%, 9/15/15	3,000,000	3,136,281
2.375%, 3/24/17	1,000,000	1,039,466
Capital One Bank USA N.A.
8.800%, 7/15/19	1,500,000	2,052,031
Capital One Financial Corp.
7.375%, 5/23/14	1,596,000	1,713,899
2.125%, 7/15/14	250,000	253,954
2.150%, 3/23/15	750,000	766,249
5.500%, 6/1/15	500,000	544,777
3.150%, 7/15/16	300,000	318,120
6.150%, 9/1/16	569,000	656,807
6.750%, 9/15/17	1,346,000	1,634,609
4.750%, 7/15/21	500,000	567,219
Caterpillar Financial Services Corp.
1.050%, 3/26/15	500,000	503,935
2.750%, 6/24/15	2,000,000	2,090,562
2.050%, 8/1/16	1,500,000	1,554,292
1.750%, 3/24/17	500,000	512,565
1.250%, 11/6/17	250,000	250,280
5.450%, 4/15/18	1,000,000	1,194,888
7.150%, 2/15/19	2,020,000	2,619,974
2.850%, 6/1/22	500,000	512,221
2.625%, 3/1/23	1,000,000	993,710
Discover Financial Services
6.450%, 6/12/17	498,000	583,905
3.850%, 11/21/22	1,144,000	1,178,274
Ford Motor Credit Co. LLC
2.750%, 5/15/15	5,000,000	5,089,000
2.500%, 1/15/16	2,500,000	2,528,125
3.000%, 6/12/17	4,500,000	4,604,400
5.875%, 8/2/21	5,000,000	5,703,700
4.250%, 9/20/22	2,500,000	2,609,500
HSBC Finance Corp.
5.000%, 6/30/15	901,000	975,116
5.500%, 1/19/16	2,000,000	2,229,743
6.676%, 1/15/21	3,387,000	4,001,216
HSBC USA, Inc.
1.625%, 1/16/18	750,000	748,786
5.000%, 9/27/20	500,000	557,546
John Deere Capital Corp.
1.250%, 12/2/14	500,000	506,141
2.950%, 3/9/15	500,000	523,137
0.875%, 4/17/15	500,000	503,196
0.700%, 9/4/15	1,000,000	1,001,915
5.500%, 4/13/17	208,000	243,380
2.800%, 9/18/17	1,000,000	1,065,897
1.200%, 10/10/17	1,000,000	1,003,625
5.750%, 9/10/18	1,108,000	1,350,311
2.250%, 4/17/19	500,000	515,630
3.900%, 7/12/21	350,000	388,953
3.150%, 10/15/21	500,000	527,268
2.750%, 3/15/22	1,000,000	1,015,486
MBNA Corp.
5.000%, 6/15/15	100,000	107,490
PACCAR Financial Corp.
0.750%, 8/14/15	500,000	499,865
0.700%, 11/16/15	250,000	249,353
0.800%, 2/8/16	250,000	249,758
1.600%, 3/15/17	750,000	763,152
SLM Corp.
5.375%, 5/15/14	1,473,000	1,536,118
3.875%, 9/10/15	150,000	155,625
6.250%, 1/25/16	2,500,000	2,731,250
8.450%, 6/15/18	1,069,000	1,261,420
8.000%, 3/25/20	2,423,000	2,810,680
5.500%, 1/25/23	1,000,000	988,000
Toyota Motor Credit Corp.
3.200%, 6/17/15	500,000	527,842
0.875%, 7/17/15	1,800,000	1,807,756
2.800%, 1/11/16	1,800,000	1,898,288
2.000%, 9/15/16	750,000	775,336
1.750%, 5/22/17	1,000,000	1,022,723
1.250%, 10/5/17	500,000	499,798
1.375%, 1/10/18	1,000,000	1,002,882
4.500%, 6/17/20	300,000	344,484
4.250%, 1/11/21	1,300,000	1,473,683
3.400%, 9/15/21	750,000	801,840
2.625%, 1/10/23	1,000,000	990,883

		94,088,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (3.2%)
Alterra Finance LLC
6.250%, 9/30/20	$500,000	$588,908
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	446,000	469,415
Bank of America Corp.
5.125%, 11/15/14	1,000,000	1,062,015
4.500%, 4/1/15	3,000,000	3,186,619
3.700%, 9/1/15	1,500,000	1,579,109
5.250%, 12/1/15	2,000,000	2,168,110
1.250%, 1/11/16	2,000,000	1,988,490
6.500%, 8/1/16	3,285,000	3,780,857
5.625%, 10/14/16	1,986,000	2,238,402
3.875%, 3/22/17	1,000,000	1,075,990
6.000%, 9/1/17	5,060,000	5,876,710
5.750%, 12/1/17	1,500,000	1,735,556
2.000%, 1/11/18	1,200,000	1,191,186
5.650%, 5/1/18	3,639,000	4,216,201
7.625%, 6/1/19	3,019,000	3,837,474
5.625%, 7/1/20	5,000,000	5,833,455
5.000%, 5/13/21	1,000,000	1,119,758
5.700%, 1/24/22	2,500,000	2,935,701
3.300%, 1/11/23	2,000,000	1,964,574
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,455,650
Boeing Capital Corp.
2.125%, 8/15/16	1,495,000	1,555,422
BP Capital Markets plc
3.625%, 5/8/14	639,000	660,853
3.875%, 3/10/15	5,793,000	6,143,801
0.700%, 11/6/15	750,000	746,243
3.200%, 3/11/16	1,000,000	1,063,554
1.375%, 11/6/17	750,000	750,338
4.750%, 3/10/19	1,121,000	1,305,365
4.500%, 10/1/20	1,125,000	1,276,505
4.742%, 3/11/21	1,000,000	1,153,884
3.245%, 5/6/22	1,250,000	1,291,763
Citigroup, Inc.
6.375%, 8/12/14	2,000,000	2,144,123
5.000%, 9/15/14	3,293,000	3,453,856
5.500%, 10/15/14	1,831,000	1,954,129
2.250%, 8/7/15	1,000,000	1,022,366
4.587%, 12/15/15	7,000,000	7,597,365
1.300%, 4/1/16	750,000	747,244
3.953%, 6/15/16	3,000,000	3,227,261
5.500%, 2/15/17	1,500,000	1,677,556
6.125%, 11/21/17	5,705,000	6,745,149
6.125%, 5/15/18	2,113,000	2,518,674
8.500%, 5/22/19	3,494,000	4,657,467
5.375%, 8/9/20	2,000,000	2,346,509
4.050%, 7/30/22	150,000	155,133
3.375%, 3/1/23	263,000	265,380
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	501,176
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	416,000	484,731
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	321,826
5.125%, 8/15/15	932,000	1,021,765
Credit Suisse USA, Inc.
5.850%, 8/16/16	1,193,000	1,380,579
General Electric Capital Corp.
5.900%, 5/13/14	3,520,000	3,730,720
3.750%, 11/14/14	5,000,000	5,249,434
2.150%, 1/9/15	1,000,000	1,025,468
1.000%, 1/8/16	250,000	250,048
2.950%, 5/9/16	3,000,000	3,169,809
2.900%, 1/9/17	3,000,000	3,169,593
5.400%, 2/15/17	4,500,000	5,177,123
1.600%, 11/20/17	1,000,000	1,003,670
1.625%, 4/2/18	1,150,000	1,141,490
5.625%, 5/1/18	4,470,000	5,294,402
6.000%, 8/7/19	3,000,000	3,647,137
5.500%, 1/8/20	1,000,000	1,180,667
4.625%, 1/7/21	1,750,000	1,973,419
5.300%, 2/11/21	2,340,000	2,687,926
4.650%, 10/17/21	2,500,000	2,780,944
3.150%, 9/7/22	1,500,000	1,496,653
3.100%, 1/9/23	1,500,000	1,478,661
6.375%, 11/15/67(l)	500,000	527,500
JPMorgan Chase & Co.
4.650%, 6/1/14	1,173,000	1,226,520
5.125%, 9/15/14	3,000,000	3,184,100
3.700%, 1/20/15	6,331,000	6,639,983
1.875%, 3/20/15	2,000,000	2,036,613
5.250%, 5/1/15	170,000	184,421
1.100%, 10/15/15	750,000	751,027
3.450%, 3/1/16	2,000,000	2,122,767
3.150%, 7/5/16	2,000,000	2,124,798
2.000%, 8/15/17	1,500,000	1,528,967
6.000%, 1/15/18	2,669,000	3,173,300
1.800%, 1/25/18	1,000,000	1,005,296
6.300%, 4/23/19	7,096,000	8,698,489
4.950%, 3/25/20	500,000	574,005
4.400%, 7/22/20	2,430,000	2,684,023
4.625%, 5/10/21	2,000,000	2,247,532
4.500%, 1/24/22	2,000,000	2,218,603
3.250%, 9/23/22	2,000,000	1,985,958
3.200%, 1/25/23	4,000,000	4,001,880
Links Finance LLC
0.000%, 12/31/12(b)(h)*†	7,100,000	—
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	565,000
Moody’s Corp.
5.500%, 9/1/20	500,000	545,391
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	373,000	384,618
5.250%, 1/16/18	120,000	131,210
5.550%, 1/15/20	769,000	830,723
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	1,000,000	1,054,660
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	1,500,000	1,591,215
10.375%, 11/1/18	1,000,000	1,458,767
ORIX Corp.
4.710%, 4/27/15	1,851,000	1,961,164
Private Export Funding Corp.
4.550%, 5/15/15	400,000	433,577
4.950%, 11/15/15	269,000	300,476
1.375%, 2/15/17	1,725,000	1,759,781
2.050%, 11/15/22	1,000,000	991,104
Sasol Financing International plc
4.500%, 11/14/22	750,000	742,500
TECO Finance, Inc.
4.000%, 3/15/16	562,000	603,026
5.150%, 3/15/20	822,000	955,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Unilever Capital Corp.
2.750%, 2/10/16	$350,000	$369,941
4.800%, 2/15/19	1,096,000	1,295,904
4.250%, 2/10/21	350,000	400,714

		214,222,632

Insurance (1.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	532,211
5.600%, 5/15/15	250,000	275,955
2.600%, 11/23/15	1,000,000	1,048,385
5.900%, 6/15/19	1,135,000	1,398,403
Aegon N.V.
4.625%, 12/1/15	600,000	653,615
Aflac, Inc.
3.450%, 8/15/15	450,000	478,784
8.500%, 5/15/19	404,000	547,203
4.000%, 2/15/22	500,000	540,397
Alleghany Corp.
5.625%, 9/15/20	200,000	229,659
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	640,000	761,131
5.500%, 11/15/20	500,000	564,260
Allstate Corp.
6.200%, 5/16/14	1,148,000	1,219,667
7.450%, 5/16/19	873,000	1,143,886
American Financial Group, Inc./Ohio
9.875%, 6/15/19	69,000	93,527
American International Group, Inc.
2.375%, 8/24/15	535,000	549,444
5.050%, 10/1/15	554,000	605,797
4.875%, 9/15/16	1,000,000	1,116,376
5.450%, 5/18/17	1,075,000	1,225,610
5.850%, 1/16/18	916,000	1,063,316
8.250%, 8/15/18	3,124,000	4,041,744
6.400%, 12/15/20	3,000,000	3,697,991
4.875%, 6/1/22	500,000	566,655
Aon Corp.
3.125%, 5/27/16	600,000	632,304
5.000%, 9/30/20	1,000,000	1,152,259
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	553,517
Assurant, Inc.
2.500%, 3/15/18	350,000	346,184
4.000%, 3/15/23	300,000	294,691
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	566,219
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	1,030,000	1,107,158
5.400%, 5/15/18	693,000	826,823
4.250%, 1/15/21	925,000	1,024,945
3.000%, 5/15/22	500,000	509,657
Berkshire Hathaway, Inc.
3.200%, 2/11/15	2,000,000	2,106,000
1.900%, 1/31/17	1,000,000	1,031,229
1.550%, 2/9/18	1,000,000	1,008,614
3.750%, 8/15/21	500,000	540,716
3.400%, 1/31/22	500,000	525,725
3.000%, 2/11/23	1,000,000	1,014,785
Chubb Corp.
5.750%, 5/15/18	1,166,000	1,415,920
6.375%, 3/29/67(l)	500,000	547,500
CNA Financial Corp.
6.500%, 8/15/16	500,000	576,530
7.350%, 11/15/19	571,000	710,917
5.875%, 8/15/20	608,000	718,040
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	92,262
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	569,565
Genworth Financial, Inc.
8.625%, 12/15/16	1,500,000	1,801,042
6.515%, 5/22/18	311,000	352,717
7.700%, 6/15/20	200,000	239,344
7.200%, 2/15/21	200,000	234,325
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,564,000	1,654,047
5.500%, 3/30/20	706,000	826,894
5.125%, 4/15/22	250,000	288,823
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	230,455
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	259,771
ING U.S., Inc.
2.900%, 2/15/18(b)§	700,000	710,337
5.500%, 7/15/22§	500,000	553,230
Kemper Corp.
6.000%, 11/30/15	500,000	535,218
Lincoln National Corp.
4.300%, 6/15/15	200,000	213,998
8.750%, 7/1/19	927,000	1,251,373
6.250%, 2/15/20	385,000	461,894
4.850%, 6/24/21	240,000	272,038
6.050%, 4/20/67(l)	1,000,000	1,007,500
Markel Corp.
7.125%, 9/30/19	221,000	272,520
5.350%, 6/1/21	350,000	394,638
3.625%, 3/30/23	300,000	300,206
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	150,000	166,863
9.250%, 4/15/19	500,000	667,211
4.800%, 7/15/21	500,000	563,003
MetLife, Inc.
5.500%, 6/15/14	500,000	529,092
6.750%, 6/1/16	2,500,000	2,933,130
7.717%, 2/15/19	342,000	444,140
4.750%, 2/8/21	1,447,000	1,660,312
3.048%, 12/15/22	1,000,000	1,004,140
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	255,820
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	200,000	206,826
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	304,000	346,577
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	252,679
8.875%, 5/15/19	600,000	810,164
Progressive Corp.
3.750%, 8/23/21	125,000	136,774
6.700%, 6/15/37(l)	1,000,000	1,102,500
Protective Life Corp.
7.375%, 10/15/19	400,000	482,690
Prudential Financial, Inc.
5.100%, 9/20/14	263,000	279,470
3.875%, 1/14/15	229,000	241,027
6.200%, 1/15/15	300,000	328,095
4.750%, 6/13/15	1,000,000	1,081,404
6.000%, 12/1/17	1,070,000	1,277,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
7.375%, 6/15/19	$531,000	$684,781
5.375%, 6/21/20	1,100,000	1,291,738
4.500%, 11/16/21	1,000,000	1,123,531
8.875%, 6/15/38(l)	303,000	371,932
Reinsurance Group of America, Inc.
6.450%, 11/15/19	269,000	325,214
5.000%, 6/1/21	60,000	67,038
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	111,435
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	369,865
Torchmark Corp.
9.250%, 6/15/19	175,000	234,770
3.800%, 9/15/22	250,000	256,598
Travelers Cos., Inc.
5.500%, 12/1/15	1,040,000	1,170,970
5.800%, 5/15/18	1,000,000	1,218,559
5.900%, 6/2/19	500,000	622,701
Unum Group
7.125%, 9/30/16	100,000	117,748
5.625%, 9/15/20	600,000	696,266
W.R. Berkley Corp.
4.625%, 3/15/22	750,000	814,450
Willis Group Holdings plc
5.750%, 3/15/21	500,000	565,120
Willis North America, Inc.
5.625%, 7/15/15	470,000	508,277
6.200%, 3/28/17	500,000	569,267
7.000%, 9/29/19	100,000	119,134
XL Group plc
5.250%, 9/15/14	866,000	912,170

		79,007,179

Real Estate Investment Trusts (REITs) (0.7%)
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	250,000	251,451
American Tower Corp.
4.625%, 4/1/15	1,852,000	1,977,063
7.000%, 10/15/17	250,000	299,483
5.050%, 9/1/20	771,000	855,948
4.700%, 3/15/22	500,000	541,953
3.500%, 1/31/23	150,000	148,849
AvalonBay Communities, Inc.
5.700%, 3/15/17	439,000	512,263
6.100%, 3/15/20	139,000	170,542
2.950%, 9/15/22	500,000	491,950
BioMed Realty LP
3.850%, 4/15/16	500,000	533,448
6.125%, 4/15/20	250,000	292,156
Boston Properties LP
3.700%, 11/15/18	400,000	439,888
5.875%, 10/15/19	200,000	242,127
5.625%, 11/15/20	1,750,000	2,079,250
3.850%, 2/1/23	500,000	530,226
Brandywine Operating Partnership LP
4.950%, 4/15/18	250,000	276,824
BRE Properties, Inc.
3.375%, 1/15/23	500,000	499,274
Camden Property Trust
4.625%, 6/15/21	275,000	309,855
CommonWealth REIT
6.650%, 1/15/18	381,000	432,428
5.875%, 9/15/20	250,000	274,230
DDR Corp.
4.625%, 7/15/22	1,000,000	1,087,790
Digital Realty Trust LP
4.500%, 7/15/15	339,000	358,940
5.875%, 2/1/20	1,000,000	1,139,789
5.250%, 3/15/21	500,000	554,631
Duke Realty LP
6.500%, 1/15/18	500,000	592,660
6.750%, 3/15/20	1,565,000	1,913,103
EPR Properties
7.750%, 7/15/20	269,000	318,765
5.750%, 8/15/22	250,000	273,125
ERP Operating LP
5.250%, 9/15/14	1,119,000	1,190,357
5.125%, 3/15/16	1,416,000	1,576,505
4.750%, 7/15/20	250,000	282,297
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	198,736
HCP, Inc.
3.750%, 2/1/16	170,000	181,758
6.000%, 1/30/17	861,000	995,797
3.750%, 2/1/19	200,000	216,237
2.625%, 2/1/20	500,000	502,963
5.375%, 2/1/21	1,690,000	1,960,662
3.150%, 8/1/22	150,000	148,834
Health Care REIT, Inc.
3.625%, 3/15/16	1,000,000	1,058,032
6.200%, 6/1/16	527,000	601,999
6.125%, 4/15/20	285,000	338,390
4.950%, 1/15/21	1,000,000	1,115,437
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	248,000	258,999
6.500%, 1/17/17	469,000	539,227
Healthcare Trust of America Holdings LP
3.700%, 4/15/23§	250,000	249,825
Hospitality Properties Trust
7.875%, 8/15/14	1,323,000	1,399,609
6.300%, 6/15/16	500,000	556,975
5.625%, 3/15/17	250,000	276,341
Host Hotels & Resorts LP
4.750%, 3/1/23	1,000,000	1,070,000
Kilroy Realty LP
5.000%, 11/3/15	200,000	217,435
4.800%, 7/15/18	350,000	391,165
3.800%, 1/15/23	300,000	307,435
Kimco Realty Corp.
6.875%, 10/1/19	339,000	429,502
Liberty Property LP
6.625%, 10/1/17	500,000	594,556
4.750%, 10/1/20	239,000	262,540
Mack-Cali Realty LP
7.750%, 8/15/19	639,000	797,327
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	256,270
Realty Income Corp.
6.750%, 8/15/19	750,000	929,648
5.750%, 1/15/21	250,000	291,202
3.250%, 10/15/22	250,000	246,171
Senior Housing Properties Trust
4.300%, 1/15/16	150,000	155,625
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,974,877
5.100%, 6/15/15	464,000	506,343
5.750%, 12/1/15	385,000	431,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 12/1/16	$208,000	$236,554
2.150%, 9/15/17	250,000	258,310
10.350%, 4/1/19	1,000,000	1,449,400
5.650%, 2/1/20	1,573,000	1,890,371
4.375%, 3/1/21	1,095,000	1,227,479
Tanger Properties LP
6.125%, 6/1/20	500,000	612,334
UDR, Inc.
5.250%, 1/15/15	300,000	320,743
4.250%, 6/1/18	250,000	275,193
4.625%, 1/10/22	200,000	220,698
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	200,000	210,836
2.000%, 2/15/18	500,000	502,803
4.000%, 4/30/19	1,000,000	1,086,980
2.700%, 4/1/20	550,000	550,790
4.250%, 3/1/22	500,000	535,743
Vornado Realty LP
4.250%, 4/1/15	500,000	526,674
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,093,607
Weingarten Realty Investors
3.375%, 10/15/22	350,000	348,198

		51,255,409

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	205,551
ProLogis LP
7.625%, 8/15/14	421,000	456,319
6.250%, 3/15/17	252,000	290,151
6.625%, 5/15/18	900,000	1,079,007
6.625%, 12/1/19	1,000,000	1,206,012
6.875%, 3/15/20	518,000	633,308
Regency Centers LP
5.250%, 8/1/15	500,000	543,387

		4,413,735

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	500,000	509,235
4.000%, 4/27/16	1,000,000	1,067,066
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	306,175

		1,882,476

Total Financials		871,344,309

Health Care (2.2%)
Biotechnology (0.3%)
Amgen, Inc.
1.875%, 11/15/14	1,500,000	1,529,897
4.850%, 11/18/14	208,000	222,165
2.300%, 6/15/16	420,000	437,274
2.500%, 11/15/16	500,000	524,099
5.850%, 6/1/17	1,480,000	1,747,286
6.150%, 6/1/18	200,000	242,142
5.700%, 2/1/19	958,000	1,149,428
4.500%, 3/15/20	135,000	153,154
3.450%, 10/1/20	1,000,000	1,063,916
4.100%, 6/15/21	800,000	886,758
3.625%, 5/15/22	1,000,000	1,070,256
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	855,740
Celgene Corp.
3.950%, 10/15/20	1,000,000	1,083,586
3.250%, 8/15/22	700,000	706,336
Genentech, Inc.
4.750%, 7/15/15	1,000,000	1,089,325
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,279,370
Gilead Sciences, Inc.
2.400%, 12/1/14	750,000	770,910
4.400%, 12/1/21	2,000,000	2,241,039

		17,052,681

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
5.125%, 4/1/19	676,000	807,203
4.125%, 5/27/20	250,000	283,732
Baxter International, Inc.
4.625%, 3/15/15	208,000	223,849
5.900%, 9/1/16	936,000	1,090,699
4.250%, 3/15/20	369,000	419,581
2.400%, 8/15/22	1,000,000	979,037
Becton Dickinson and Co.
3.250%, 11/12/20	1,300,000	1,381,229
Boston Scientific Corp.
4.500%, 1/15/15	1,000,000	1,057,229
6.400%, 6/15/16	1,000,000	1,145,398
6.000%, 1/15/20	1,000,000	1,163,719
C.R. Bard, Inc.
2.875%, 1/15/16	250,000	262,323
1.375%, 1/15/18	500,000	498,385
4.400%, 1/15/21	190,000	212,698
CareFusion Corp.
5.125%, 8/1/14	200,000	211,064
6.375%, 8/1/19	500,000	605,172
3.300%, 3/1/23§	400,000	405,196
Covidien International Finance S.A.
2.800%, 6/15/15	200,000	209,216
6.000%, 10/15/17	1,166,000	1,399,855
4.200%, 6/15/20	700,000	786,557
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	202,434
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,046,395
2.625%, 3/15/16	1,000,000	1,052,759
1.375%, 4/1/18	500,000	498,894
4.450%, 3/15/20	1,500,000	1,723,869
4.125%, 3/15/21	500,000	561,767
3.125%, 3/15/22	150,000	157,498
2.750%, 4/1/23	500,000	498,990
St. Jude Medical, Inc.
3.750%, 7/15/14	1,000,000	1,040,235
4.875%, 7/15/19	500,000	573,030
3.250%, 4/15/23	250,000	250,754
Stryker Corp.
3.000%, 1/15/15	269,000	280,358
2.000%, 9/30/16	1,220,000	1,266,955
4.375%, 1/15/20	269,000	305,536
Zimmer Holdings, Inc.
1.400%, 11/30/14	400,000	403,362
3.375%, 11/30/21	400,000	413,511

		23,418,489

Health Care Providers & Services (0.6%)
Aetna, Inc.
6.000%, 6/15/16	748,000	862,490
1.500%, 11/15/17	1,000,000	1,001,971
6.500%, 9/15/18	500,000	616,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 11/15/22	$1,000,000	$975,327
AmerisourceBergen Corp.
4.875%, 11/15/19	1,000,000	1,165,880
Cardinal Health, Inc.
1.700%, 3/15/18	143,000	142,223
4.625%, 12/15/20	1,700,000	1,910,847
Cigna Corp.
5.375%, 3/15/17	25,000	28,521
5.125%, 6/15/20	1,052,000	1,215,314
4.500%, 3/15/21	250,000	279,002
4.000%, 2/15/22	500,000	538,330
Coventry Health Care, Inc.
6.300%, 8/15/14	286,000	305,305
5.950%, 3/15/17	336,000	388,920
5.450%, 6/15/21	530,000	618,775
Express Scripts Holding Co.
6.250%, 6/15/14	968,000	1,030,216
2.750%, 11/21/14	500,000	515,026
3.125%, 5/15/16	2,000,000	2,117,423
4.750%, 11/15/21	1,250,000	1,416,816
3.900%, 2/15/22	2,000,000	2,144,474
Humana, Inc.
6.450%, 6/1/16	149,000	171,250
7.200%, 6/15/18	1,081,000	1,326,413
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	367,525
Laboratory Corp. of America Holdings
4.625%, 11/15/20	1,500,000	1,641,856
McKesson Corp.
5.700%, 3/1/17	500,000	584,059
1.400%, 3/15/18	1,000,000	998,007
4.750%, 3/1/21	1,000,000	1,155,063
2.850%, 3/15/23	1,000,000	1,001,041
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,500,000	1,559,584
7.125%, 3/15/18	500,000	620,556
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,000,000	1,049,015
6.400%, 7/1/17	500,000	586,564
UnitedHealth Group, Inc.
5.000%, 8/15/14	2,000,000	2,119,542
1.400%, 10/15/17	100,000	100,662
6.000%, 2/15/18	1,580,000	1,910,412
1.625%, 3/15/19	750,000	750,969
4.700%, 2/15/21	750,000	858,039
2.875%, 3/15/22	500,000	506,305
2.875%, 3/15/23	500,000	497,844
WellPoint, Inc.
5.000%, 12/15/14	40,000	42,807
1.250%, 9/10/15	1,000,000	1,006,718
5.250%, 1/15/16	500,000	556,390
5.875%, 6/15/17	639,000	750,236
1.875%, 1/15/18	500,000	506,192
7.000%, 2/15/19	1,022,000	1,278,743
4.350%, 8/15/20	1,000,000	1,111,071
3.125%, 5/15/22	500,000	501,838

		40,831,976

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,102,197
5.000%, 7/15/20	500,000	567,360
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,044,082
6.000%, 3/1/20	1,000,000	1,117,409
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	1,500,000	1,588,316
1.850%, 1/15/18	750,000	757,757
4.500%, 3/1/21	1,000,000	1,091,287
3.150%, 1/15/23	1,000,000	993,126

		8,261,534

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.200%, 11/6/15§	2,500,000	2,519,394
1.750%, 11/6/17§	2,500,000	2,520,439
2.900%, 11/6/22§	3,000,000	2,982,186
Actavis, Inc.
5.000%, 8/15/14	231,000	243,714
6.125%, 8/15/19	288,000	349,877
3.250%, 10/1/22	1,500,000	1,512,262
Allergan, Inc.
1.350%, 3/15/18	375,000	375,147
3.375%, 9/15/20	1,000,000	1,076,879
2.800%, 3/15/23	350,000	351,628
AstraZeneca plc
5.900%, 9/15/17	1,750,000	2,100,010
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	594,234
5.450%, 5/1/18	750,000	899,551
Eli Lilly and Co.
5.200%, 3/15/17	1,604,000	1,854,326
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,000,000	1,014,684
2.850%, 5/8/22	3,000,000	3,073,859
GlaxoSmithKline Capital, Inc.
0.700%, 3/18/16	1,500,000	1,499,928
5.650%, 5/15/18	2,500,000	3,023,090
2.800%, 3/18/23	1,000,000	1,005,398
Hospira, Inc.
5.900%, 6/15/14	205,000	216,555
6.400%, 5/15/15	1,251,000	1,382,290
Johnson & Johnson
1.200%, 5/15/14	1,000,000	1,009,987
2.150%, 5/15/16	800,000	838,425
5.550%, 8/15/17	2,000,000	2,392,472
3.550%, 5/15/21	400,000	443,127
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,080,817
6.000%, 9/15/17	1,058,000	1,285,057
1.100%, 1/31/18	1,000,000	1,000,909
5.000%, 6/30/19	950,000	1,137,286
3.875%, 1/15/21	1,000,000	1,115,737
2.400%, 9/15/22	1,000,000	989,842
Novartis Capital Corp.
2.900%, 4/24/15	2,000,000	2,095,279
2.400%, 9/21/22	1,000,000	989,471
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,254,000	3,876,994
Pfizer, Inc.
5.350%, 3/15/15	1,846,000	2,014,509
6.200%, 3/15/19	2,500,000	3,136,925
Sanofi S.A.
2.625%, 3/29/16	1,000,000	1,052,809
4.000%, 3/29/21	1,700,000	1,889,066
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	261,015
2.950%, 12/18/22	750,000	751,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	$969,000	$1,015,703
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,500,000	1,593,016
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	503,459
Wyeth LLC
5.500%, 2/15/16	1,335,000	1,515,185
5.450%, 4/1/17	500,000	586,778
Zoetis, Inc.
1.150%, 2/1/16§	110,000	110,544
1.875%, 2/1/18§	500,000	504,255
3.250%, 2/1/23§	295,000	299,487

		62,084,880

Total Health Care		151,649,560

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co.
3.500%, 2/15/15	685,000	720,700
6.000%, 3/15/19	846,000	1,045,545
4.875%, 2/15/20	886,000	1,050,206
Embraer Overseas Ltd.
6.375%, 1/15/20	1,000,000	1,151,659
General Dynamics Corp.
2.250%, 7/15/16	500,000	523,678
3.875%, 7/15/21	500,000	553,058
2.250%, 11/15/22	1,000,000	958,993
Goodrich Corp.
6.125%, 3/1/19	250,000	310,971
Honeywell International, Inc.
5.400%, 3/15/16	110,000	124,379
5.300%, 3/1/18	944,000	1,123,954
5.000%, 2/15/19	846,000	1,009,420
4.250%, 3/1/21	500,000	575,291
L-3 Communications Corp.
3.950%, 11/15/16	400,000	430,670
5.200%, 10/15/19	1,000,000	1,136,294
4.950%, 2/15/21	1,000,000	1,115,479
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	517,261
4.250%, 11/15/19	1,243,000	1,394,920
3.350%, 9/15/21	500,000	522,548
Northrop Grumman Corp.
3.700%, 8/1/14	224,000	232,953
1.850%, 11/15/15	1,000,000	1,020,529
Precision Castparts Corp.
0.700%, 12/20/15	350,000	351,131
1.250%, 1/15/18	750,000	749,151
Raytheon Co.
6.400%, 12/15/18	208,000	258,398
4.400%, 2/15/20	769,000	872,514
3.125%, 10/15/20	1,000,000	1,058,311
2.500%, 12/15/22	500,000	486,130
Rockwell Collins, Inc.
5.250%, 7/15/19	135,000	161,706
3.100%, 11/15/21	550,000	579,169
Textron, Inc.
6.200%, 3/15/15	300,000	326,790
4.625%, 9/21/16	250,000	274,034
7.250%, 10/1/19	500,000	608,726
5.950%, 9/21/21	250,000	293,379
United Technologies Corp.
4.875%, 5/1/15	1,000,000	1,091,206
1.200%, 6/1/15	300,000	304,617
1.800%, 6/1/17	167,000	171,621
5.375%, 12/15/17	1,008,000	1,194,578
6.125%, 2/1/19	1,396,000	1,737,749
4.500%, 4/15/20	1,175,000	1,360,304
3.100%, 6/1/22	1,500,000	1,568,358

		28,966,380

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	894,584
2.625%, 8/1/22	245,000	240,784
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	200,172
5.125%, 4/1/19	2,000,000	2,396,684
3.125%, 1/15/21	1,300,000	1,385,501

		5,117,725

Airlines (0.1%)
American Airlines, Inc.
10.375%, 7/2/19	817,421	852,161
Series A
8.625%, 10/15/21	470,066	490,044
Continental Airlines, Inc.
9.000%, 7/8/16	524,639	604,017
4.750%, 1/12/21	923,191	1,010,894
Delta Air Lines, Inc.
4.950%, 5/23/19	956,265	1,039,938
7.750%, 12/17/19	342,826	394,695
Southwest Airlines Co.
5.250%, 10/1/14	553,000	583,415
5.750%, 12/15/16	461,000	518,625

		5,493,789

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	2,728,000	3,101,269
8.125%, 7/15/18	269,000	333,276
Owens Corning, Inc.
6.500%, 12/1/16	106,000	119,647
9.000%, 6/15/19	85,000	108,800

		3,662,992

Commercial Services & Supplies (0.2%)
ADT Corp.
3.500%, 7/15/22§	1,000,000	982,573
Avery Dennison Corp.
5.375%, 4/15/20	169,000	182,496
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	332,604
4.750%, 5/1/19	200,000	239,281
Cornell University
5.450%, 2/1/19	200,000	244,504
Dartmouth College
4.750%, 6/1/19	135,000	160,069
Pitney Bowes, Inc.
5.750%, 9/15/17	640,000	697,600
6.250%, 3/15/19	1,000,000	1,110,000
Republic Services, Inc.
3.800%, 5/15/18	500,000	549,561
5.500%, 9/15/19	964,000	1,146,323
3.550%, 6/1/22	1,000,000	1,045,525
Vanderbilt University
5.250%, 4/1/19	273,000	324,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Management, Inc.
6.100%, 3/15/18	$346,000	$414,979
7.375%, 3/11/19	700,000	886,126
4.750%, 6/30/20	200,000	227,245
4.600%, 3/1/21	500,000	565,042
2.900%, 9/15/22	500,000	493,309
Yale University
2.900%, 10/15/14	1,705,000	1,768,915

		11,370,308

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	400,000	404,758
2.875%, 5/8/22	1,000,000	1,010,431

		1,415,189

Electrical Equipment (0.1%)
Eaton Corp. plc
6.950%, 3/20/19	1,000,000	1,265,752
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,068,941
5.125%, 12/1/16	500,000	574,610
4.875%, 10/15/19	1,000,000	1,187,974
Roper Industries, Inc.
6.250%, 9/1/19	500,000	606,478
3.125%, 11/15/22	500,000	499,461

		5,203,216

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	500,000	511,278
2.000%, 6/26/22	1,000,000	988,794
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	114,649
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	280,099
Cooper U.S., Inc.
2.375%, 1/15/16	500,000	516,769
3.875%, 12/15/20	500,000	541,590
Danaher Corp.
1.300%, 6/23/14	295,000	297,994
2.300%, 6/23/16	750,000	784,177
5.625%, 1/15/18	346,000	413,793
5.400%, 3/1/19	500,000	603,227
3.900%, 6/23/21	500,000	556,502
GE Capital Trust I
6.375%, 11/15/67(l)	900,000	949,500
General Electric Co.
5.250%, 12/6/17	3,000,000	3,523,993
2.700%, 10/9/22	3,000,000	3,002,178
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,269,000	1,378,502
6.875%, 8/15/18	846,000	1,023,022
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	1,500,000	1,783,580
3.750%, 3/15/22	250,000	269,956
Pentair Finance S.A.
5.000%, 5/15/21(b)§	450,000	500,412
3.150%, 9/15/22§	500,000	493,446
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,000,000	1,192,218
Tyco International Finance S.A.
8.500%, 1/15/19	508,000	660,788

		20,386,467

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,104,917
2.600%, 6/26/22	500,000	501,462
Deere & Co.
4.375%, 10/16/19	439,000	510,610
2.600%, 6/8/22	1,000,000	1,005,833
Dover Corp.
5.450%, 3/15/18	466,000	552,516
4.300%, 3/1/21	500,000	566,602
Eaton Corp.
0.950%, 11/2/15§	500,000	501,982
1.500%, 11/2/17§	500,000	499,357
2.750%, 11/2/22§	1,125,000	1,109,171
Harsco Corp.
2.700%, 10/15/15	719,000	726,190
IDEX Corp.
4.200%, 12/15/21	300,000	320,539
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	628,111
3.375%, 9/15/21	300,000	323,731
Joy Global, Inc.
5.125%, 10/15/21	400,000	445,964
Kennametal, Inc.
2.650%, 11/1/19	250,000	249,626
3.875%, 2/15/22	442,000	459,379
Pall Corp.
5.000%, 6/15/20	200,000	224,919
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	595,602
Snap-On, Inc.
4.250%, 1/15/18	200,000	220,995
Stanley Black & Decker, Inc.
2.900%, 11/1/22	900,000	899,297
Xylem, Inc.
3.550%, 9/20/16	500,000	533,165

		11,979,968

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	230,000	237,197
4.375%, 12/1/22	500,000	506,172
Equifax, Inc.
4.450%, 12/1/14	269,000	282,259
3.300%, 12/15/22	461,000	453,258
Verisk Analytics, Inc.
5.800%, 5/1/21	500,000	577,500

		2,056,386

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	346,000	416,084
4.700%, 10/1/19	525,000	612,372
3.600%, 9/1/20	1,500,000	1,623,835
3.050%, 3/15/22	2,000,000	2,055,602
Canadian National Railway Co.
5.550%, 3/1/19	783,000	948,883
2.250%, 11/15/22	900,000	883,458
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	192,126
7.250%, 5/15/19	600,000	762,856
Con-way, Inc.
7.250%, 1/15/18	500,000	589,182
CSX Corp.
6.250%, 4/1/15	1,069,000	1,184,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
6.250%, 3/15/18	$460,000	$557,988
7.375%, 2/1/19	693,000	885,715
3.700%, 10/30/20	200,000	216,548
4.250%, 6/1/21	500,000	558,660
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	279,882
Norfolk Southern Corp.
7.700%, 5/15/17	1,129,000	1,415,844
5.750%, 4/1/18	346,000	414,757
5.900%, 6/15/19	1,145,000	1,397,750
Ryder System, Inc.
7.200%, 9/1/15	474,000	538,075
3.600%, 3/1/16	439,000	461,631
5.850%, 11/1/16	699,000	797,806
2.500%, 3/1/18	250,000	256,601
2.350%, 2/26/19	250,000	252,609
Union Pacific Corp.
6.125%, 2/15/20	1,346,000	1,673,659
4.000%, 2/1/21	170,000	190,614

		19,166,646

Trading Companies & Distributors (0.0%)
GATX Corp.
8.750%, 5/15/14	300,000	324,756
4.750%, 5/15/15	160,000	170,913
3.500%, 7/15/16	200,000	212,000
2.375%, 7/30/18	232,000	234,087
3.900%, 3/30/23	151,000	152,721

		1,094,477

Total Industrials		115,913,543

Information Technology (1.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	2,500,000	2,839,532
3.150%, 3/14/17	500,000	540,246
4.950%, 2/15/19	2,381,000	2,813,250
4.450%, 1/15/20	1,000,000	1,148,498
Harris Corp.
5.000%, 10/1/15	200,000	218,765
6.375%, 6/15/19	165,000	197,619
4.400%, 12/15/20	1,000,000	1,087,820
Juniper Networks, Inc.
3.100%, 3/15/16	500,000	523,406
Motorola Solutions, Inc.
6.000%, 11/15/17	500,000	583,805
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,000,000	1,034,311

		10,987,252

Computers & Peripherals (0.2%)
Dell, Inc.
5.625%, 4/15/14	139,000	145,123
2.300%, 9/10/15	200,000	199,885
3.100%, 4/1/16	1,000,000	1,001,446
5.875%, 6/15/19	769,000	802,572
Hewlett-Packard Co.
1.550%, 5/30/14	1,000,000	1,003,786
4.750%, 6/2/14	1,693,000	1,764,616
2.625%, 12/9/14	750,000	767,227
2.125%, 9/13/15	1,000,000	1,013,015
2.650%, 6/1/16	2,000,000	2,042,517
5.500%, 3/1/18	2,500,000	2,802,402
4.650%, 12/9/21	3,000,000	3,112,431
4.050%, 9/15/22	1,000,000	1,009,303
Lexmark International, Inc.
5.125%, 3/15/20	500,000	510,000
NetApp, Inc.
2.000%, 12/15/17	500,000	502,625

		16,676,948

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	269,000	285,054
Arrow Electronics, Inc.
3.375%, 11/1/15	500,000	520,721
3.000%, 3/1/18	150,000	150,111
6.000%, 4/1/20	304,000	338,282
Avnet, Inc.
5.875%, 6/15/20	1,000,000	1,091,010
Corning, Inc.
1.450%, 11/15/17	500,000	502,269
4.250%, 8/15/20	180,000	198,507
Ingram Micro, Inc.
5.000%, 8/10/22	500,000	522,345
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	995,000
Tech Data Corp.
3.750%, 9/21/17	300,000	312,466

		4,915,765

Internet Software & Services (0.1%)
Baidu, Inc.
2.250%, 11/28/17	500,000	505,000
3.500%, 11/28/22	500,000	501,400
eBay, Inc.
0.700%, 7/15/15	96,000	96,252
1.625%, 10/15/15	700,000	717,863
1.350%, 7/15/17	571,000	576,881
3.250%, 10/15/20	200,000	214,998
2.600%, 7/15/22	500,000	496,172
Google, Inc.
1.250%, 5/19/14	850,000	858,654
2.125%, 5/19/16	850,000	889,127
3.625%, 5/19/21	850,000	936,609

		5,792,956

IT Services (0.3%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,153,620
4.450%, 9/15/22	200,000	211,851
Fidelity National Information Services, Inc.
5.000%, 3/15/22	1,000,000	1,060,000
Fiserv, Inc.
3.125%, 10/1/15	1,000,000	1,045,825
6.800%, 11/20/17	500,000	598,532
3.500%, 10/1/22	500,000	488,680
International Business Machines Corp.
1.250%, 5/12/14	850,000	857,853
0.550%, 2/6/15	1,000,000	1,001,352
0.750%, 5/11/15	1,000,000	1,004,904
1.950%, 7/22/16	950,000	984,585
5.700%, 9/14/17	5,539,000	6,624,918
1.250%, 2/8/18	1,000,000	1,000,662
1.875%, 8/1/22	1,500,000	1,430,134
SAIC, Inc.
4.450%, 12/1/20	200,000	213,937
Western Union Co.
2.875%, 12/10/17	250,000	251,366
5.253%, 4/1/20	1,002,000	1,074,986

		19,003,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Office Electronics (0.1%)
Xerox Corp.
4.250%, 2/15/15	$1,673,000	$1,759,093
6.750%, 2/1/17	1,224,000	1,432,259
2.950%, 3/15/17	250,000	258,229
6.350%, 5/15/18	803,000	934,149
5.625%, 12/15/19	539,000	612,734
4.500%, 5/15/21	185,000	195,684

		5,192,148

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	508,690
Analog Devices, Inc.
5.000%, 7/1/14	373,000	392,623
3.000%, 4/15/16	400,000	423,814
Applied Materials, Inc.
4.300%, 6/15/21	500,000	554,247
Broadcom Corp.
2.500%, 8/15/22§	1,000,000	991,387
Intel Corp.
1.950%, 10/1/16	1,500,000	1,550,369
1.350%, 12/15/17	1,800,000	1,804,730
3.300%, 10/1/21	847,000	891,692
2.700%, 12/15/22	1,300,000	1,284,643
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	320,511
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	402,667
National Semiconductor Corp.
3.950%, 4/15/15	1,000,000	1,071,100
Texas Instruments, Inc.
1.375%, 5/15/14	500,000	505,407
2.375%, 5/16/16	850,000	890,299
1.650%, 8/3/19	250,000	249,642

		11,841,821

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	269,000	280,642
4.750%, 2/1/20	837,000	932,000
Autodesk, Inc.
1.950%, 12/15/17	250,000	246,418
BMC Software, Inc.
4.250%, 2/15/22	120,000	119,923
4.500%, 12/1/22	450,000	458,875
CA, Inc.
6.125%, 12/1/14	200,000	215,859
5.375%, 12/1/19	800,000	914,611
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,142,338
Microsoft Corp.
2.950%, 6/1/14	1,000,000	1,030,710
2.500%, 2/8/16	3,000,000	3,166,661
4.200%, 6/1/19	386,000	446,581
3.000%, 10/1/20	500,000	533,585
4.000%, 2/8/21	1,000,000	1,133,219
Oracle Corp.
5.250%, 1/15/16	2,766,000	3,105,838
1.200%, 10/15/17	1,000,000	995,034
5.750%, 4/15/18	500,000	603,903
5.000%, 7/8/19	3,500,000	4,157,022
2.500%, 10/15/22	1,500,000	1,475,102
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,164,889
3.950%, 6/15/22	1,000,000	1,028,046

		23,151,256

Total Information Technology		97,561,351

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	614,863
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	243,365
4.375%, 8/21/19	339,000	389,314
Airgas, Inc.
3.250%, 10/1/15	700,000	736,333
1.650%, 2/15/18	500,000	499,571
Albemarle Corp.
4.500%, 12/15/20	500,000	547,310
Cabot Corp.
5.000%, 10/1/16	339,000	376,666
3.700%, 7/15/22	500,000	506,421
CF Industries, Inc.
7.125%, 5/1/20	1,000,000	1,236,216
Dow Chemical Co.
2.500%, 2/15/16	2,310,000	2,405,402
8.550%, 5/15/19	2,205,000	2,959,578
4.250%, 11/15/20	1,690,000	1,850,931
3.000%, 11/15/22	750,000	736,039
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	1,073,000	1,124,042
1.950%, 1/15/16	1,000,000	1,034,790
6.000%, 7/15/18	1,597,000	1,968,762
5.750%, 3/15/19	500,000	612,063
3.625%, 1/15/21	1,500,000	1,646,958
2.800%, 2/15/23	750,000	756,766
Eastman Chemical Co.
5.500%, 11/15/19	372,000	435,327
3.600%, 8/15/22	1,000,000	1,040,012
Ecolab, Inc.
2.375%, 12/8/14	500,000	513,200
1.000%, 8/9/15	94,000	94,149
3.000%, 12/8/16	1,500,000	1,595,477
4.350%, 12/8/21	1,000,000	1,108,412
Lubrizol Corp.
8.875%, 2/1/19	500,000	692,090
Methanex Corp.
3.250%, 12/15/19	160,000	161,600
Monsanto Co.
5.125%, 4/15/18	769,000	913,766
2.200%, 7/15/22	250,000	246,305
NewMarket Corp.
4.100%, 12/15/22§	167,000	169,289
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	1,075,000	1,129,396
3.250%, 12/1/17	500,000	538,845
6.500%, 5/15/19	760,000	952,451
4.875%, 3/30/20	194,000	223,019
PPG Industries, Inc.
1.900%, 1/15/16	650,000	667,781
6.650%, 3/15/18	300,000	369,628
3.600%, 11/15/20	350,000	375,836
2.700%, 8/15/22	500,000	492,317
Praxair, Inc.
4.625%, 3/30/15	849,000	917,119
0.750%, 2/21/16	400,000	399,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.050%, 11/7/17	$656,000	$651,999
4.500%, 8/15/19	700,000	810,043
4.050%, 3/15/21	500,000	554,485
3.000%, 9/1/21	500,000	517,383
2.200%, 8/15/22	350,000	339,613
2.700%, 2/21/23	350,000	351,408
RPM International, Inc.
6.125%, 10/15/19	600,000	705,075
Sherwin-Williams Co.
3.125%, 12/15/14	373,000	389,258
1.350%, 12/15/17	550,000	550,694
Valspar Corp.
7.250%, 6/15/19	339,000	414,771
4.200%, 1/15/22	200,000	217,788
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	309,155

		39,092,662

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	340,530

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	653,000	692,748
6.800%, 8/1/19	321,000	389,261

		1,082,009

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	789,000	900,322
5.720%, 2/23/19	300,000	325,225
6.150%, 8/15/20	1,000,000	1,086,866
5.400%, 4/15/21	1,250,000	1,298,387
Allegheny Technologies, Inc.
9.375%, 6/1/19	504,000	649,607
Barrick Gold Corp.
1.750%, 5/30/14	950,000	960,379
2.900%, 5/30/16	800,000	842,228
6.950%, 4/1/19	1,923,000	2,373,596
3.850%, 4/1/22	500,000	508,831
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	2,046,000	2,149,041
1.125%, 11/21/14	2,000,000	2,020,112
7.250%, 3/1/16	598,000	700,724
1.875%, 11/21/16	750,000	772,829
5.400%, 3/29/17	139,000	161,467
6.500%, 4/1/19	2,046,000	2,592,087
3.250%, 11/21/21	250,000	263,214
2.875%, 2/24/22	1,250,000	1,273,795
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	102,171
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	500,000	502,608
5.900%, 3/15/20	700,000	742,560
4.800%, 10/1/20	143,000	141,052
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	1,000,000	1,005,447
3.100%, 3/15/20§	1,500,000	1,517,053
3.550%, 3/1/22	1,500,000	1,486,811
3.875%, 3/15/23§	1,500,000	1,495,861
Goldcorp, Inc.
2.125%, 3/15/18	500,000	500,064
3.700%, 3/15/23	500,000	499,230
Newmont Mining Corp.
5.125%, 10/1/19	928,000	1,073,210
3.500%, 3/15/22	750,000	754,240
Nucor Corp.
5.750%, 12/1/17	708,000	842,463
5.850%, 6/1/18	700,000	844,680
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	1,000,000	1,085,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	968,000	1,053,257
1.875%, 11/2/15	2,500,000	2,559,143
6.500%, 7/15/18	920,000	1,130,563
9.000%, 5/1/19	487,000	673,576
3.500%, 11/2/20	1,000,000	1,051,921
4.125%, 5/20/21	1,250,000	1,349,991
3.750%, 9/20/21	1,000,000	1,055,060
Rio Tinto Finance USA plc
2.000%, 3/22/17	500,000	512,892
1.625%, 8/21/17	1,000,000	1,003,133
3.500%, 3/22/22	500,000	515,970
2.875%, 8/21/22	1,000,000	975,548
Southern Copper Corp.
5.375%, 4/16/20	118,000	133,554
3.500%, 11/8/22	244,000	241,903
Teck Resources Ltd.
3.850%, 8/15/17	3,000,000	3,217,500
Vale Overseas Ltd.
6.250%, 1/23/17	2,426,000	2,764,659
4.625%, 9/15/20	1,500,000	1,583,374
4.375%, 1/11/22	1,000,000	1,022,354
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	579,960

		52,895,518

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,600,000	1,688,504
Domtar Corp.
4.400%, 4/1/22	2,000,000	1,985,000
International Paper Co.
5.300%, 4/1/15	1,009,000	1,089,288
7.950%, 6/15/18	1,744,000	2,238,722
9.375%, 5/15/19	500,000	684,444

		7,685,958

Total Materials		101,096,677

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
5.100%, 9/15/14	768,000	816,237
2.500%, 8/15/15	4,000,000	4,151,223
0.900%, 2/12/16	750,000	748,829
2.950%, 5/15/16	1,100,000	1,162,786
5.625%, 6/15/16	416,000	475,629
2.400%, 8/15/16	480,000	500,197
1.600%, 2/15/17	1,000,000	1,010,698
1.700%, 6/1/17	1,000,000	1,011,218
1.400%, 12/1/17	1,000,000	990,779
5.500%, 2/1/18	3,700,000	4,354,019
5.800%, 2/15/19	1,589,000	1,911,255
4.450%, 5/15/21	1,000,000	1,122,746
3.875%, 8/15/21	310,000	334,749
3.000%, 2/15/22	1,000,000	1,007,339
2.625%, 12/1/22	1,500,000	1,442,699
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,668,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
British Telecommunications plc
5.950%, 1/15/18	$1,000,000	$1,191,645
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	1,423,000	1,505,805
6.750%, 8/20/18	1,500,000	1,851,360
France Telecom S.A.
4.375%, 7/8/14	846,000	882,137
2.125%, 9/16/15	1,000,000	1,024,880
2.750%, 9/14/16	500,000	521,989
5.375%, 7/8/19	1,000,000	1,166,658
4.125%, 9/14/21	1,000,000	1,068,363
Qwest Corp.
7.500%, 10/1/14	557,000	607,130
6.500%, 6/1/17	750,000	871,875
6.750%, 12/1/21	1,000,000	1,156,873
Telecom Italia Capital S.A.
6.175%, 6/18/14	1,960,000	2,048,292
5.250%, 10/1/15	1,416,000	1,491,529
6.999%, 6/4/18	1,000,000	1,133,712
7.175%, 6/18/19	690,000	787,126
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	320,000	336,015
3.992%, 2/16/16	2,455,000	2,543,902
6.421%, 6/20/16	346,000	383,082
6.221%, 7/3/17	473,000	528,605
5.877%, 7/15/19	425,000	468,666
5.134%, 4/27/20	629,000	660,103
5.462%, 2/16/21	2,000,000	2,136,216
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,000,000	1,158,625
Verizon Communications, Inc.
0.700%, 11/2/15	1,000,000	994,277
5.550%, 2/15/16	2,430,000	2,742,884
1.100%, 11/1/17	500,000	493,765
5.500%, 2/15/18	1,611,000	1,895,302
6.100%, 4/15/18	208,000	250,924
8.750%, 11/1/18	1,298,000	1,748,947
6.350%, 4/1/19	1,846,000	2,259,985
4.600%, 4/1/21	1,500,000	1,683,236
3.500%, 11/1/21	1,000,000	1,042,713
2.450%, 11/1/22	1,250,000	1,181,053
Virgin Media Secured Finance plc
5.250%, 1/15/21	1,500,000	1,571,250

		64,097,488

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,000,000	1,028,143
5.625%, 11/15/17	2,280,000	2,646,630
5.000%, 3/30/20	2,086,000	2,336,472
3.125%, 7/16/22	1,000,000	976,103
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	2,120,000	2,816,794
Rogers Communications, Inc.
6.800%, 8/15/18	1,116,000	1,400,604
3.000%, 3/15/23	750,000	753,525
Vodafone Group plc
4.150%, 6/10/14	777,000	808,559
5.000%, 9/15/15	3,000,000	3,292,929
0.900%, 2/19/16	1,000,000	996,107
5.625%, 2/27/17	1,916,000	2,224,768
1.625%, 3/20/17	250,000	252,263
1.500%, 2/19/18	1,000,000	993,445
5.450%, 6/10/19	1,139,000	1,349,360
2.950%, 2/19/23	900,000	893,767

		22,769,469

Total Telecommunication Services		86,866,957

Utilities (1.8%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	500,840
Arizona Public Service Co.
5.800%, 6/30/14	500,000	531,533
8.750%, 3/1/19	461,000	620,363
Baltimore Gas & Electric Co.
2.800%, 8/15/22	300,000	300,745
Carolina Power & Light Co.
5.300%, 1/15/19	1,500,000	1,797,548
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	245,061
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	797,089
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	583,824
1.950%, 9/1/16	175,000	181,173
6.150%, 9/15/17	940,000	1,138,944
4.000%, 8/1/20	271,000	303,097
Connecticut Light & Power Co.
Series 09-A
5.500%, 2/1/19	500,000	603,802
Detroit Edison Co.
5.600%, 6/15/18	250,000	300,609
3.900%, 6/1/21	500,000	559,385
Duke Energy Carolinas LLC
7.000%, 11/15/18	346,000	445,158
Duke Energy Corp.
3.350%, 4/1/15	1,469,000	1,541,443
1.625%, 8/15/17	500,000	503,080
5.050%, 9/15/19	300,000	352,632
3.050%, 8/15/22	1,000,000	1,011,304
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	568,708
3.750%, 7/15/20	1,000,000	1,107,443
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	603,429
Edison International
3.750%, 9/15/17	500,000	543,641
3.750%, 2/15/21	1,000,000	1,075,989
Entergy Corp.
3.625%, 9/15/15	500,000	525,319
4.700%, 1/15/17	250,000	272,802
5.125%, 9/15/20	500,000	546,192
Entergy Louisiana LLC
1.875%, 12/15/14	130,000	132,767
Entergy Texas, Inc.
7.125%, 2/1/19	500,000	621,386
Exelon Corp.
4.900%, 6/15/15	243,000	262,950
FirstEnergy Corp.
4.250%, 3/15/23	500,000	505,718
FirstEnergy Solutions Corp.
4.800%, 2/15/15	139,000	147,904
Florida Power & Light Co.
5.550%, 11/1/17	500,000	598,338

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Florida Power Corp.
5.650%, 6/15/18	$346,000	$418,839
4.550%, 4/1/20	135,000	156,608
Series A
5.800%, 9/15/17	1,000,000	1,199,533
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,193,522
4.250%, 12/1/19	307,000	349,474
2.850%, 5/15/22	500,000	510,562
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,355,471
2.000%, 6/30/16	1,000,000	1,039,876
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,380,110
Series J
3.200%, 3/15/23	150,000	151,340
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,736,376
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	580,854
7.150%, 4/1/19	500,000	634,592
3.150%, 3/15/23	250,000	252,141
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,021,655
LG&E and KU Energy LLC
3.750%, 11/15/20	1,000,000	1,063,451
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,028,319
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	639,949
MidAmerican Energy Co.
4.650%, 10/1/14	1,000,000	1,066,680
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	899,839
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,246,685
7.125%, 3/15/19	500,000	647,538
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	200,000	201,217
7.875%, 12/15/15	200,000	235,168
6.000%, 3/1/19	846,000	1,009,045
4.500%, 6/1/21	1,000,000	1,111,033
Northern States Power Co.
1.950%, 8/15/15	419,000	432,130
5.250%, 3/1/18	500,000	593,519
2.150%, 8/15/22	1,000,000	972,434
NSTAR Electric Co.
5.625%, 11/15/17	750,000	895,360
2.375%, 10/15/22	1,250,000	1,226,571
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	1,000,000	1,141,904
6.800%, 9/1/18	500,000	622,398
7.000%, 9/1/22	750,000	974,444
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,186,190
8.250%, 10/15/18	693,000	927,745
3.500%, 10/1/20	1,000,000	1,071,556
PacifiCorp
5.500%, 1/15/19	300,000	364,095
2.950%, 2/1/22	500,000	519,380
Peco Energy Co.
5.000%, 10/1/14	1,000,000	1,063,789
2.375%, 9/15/22	500,000	494,707
Portland General Electric Co.
6.100%, 4/15/19	373,000	464,434
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	197,826
Progress Energy, Inc.
7.050%, 3/15/19	1,000,000	1,270,233
3.150%, 4/1/22	1,000,000	1,015,396
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	42,184
2.250%, 9/15/22	500,000	491,132
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	60,686
4.400%, 2/1/21	150,000	168,282
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	702,997
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	620,564
Southern California Edison Co.
5.500%, 8/15/18	500,000	610,715
3.875%, 6/1/21	500,000	555,918
Southern Co.
4.150%, 5/15/14	302,000	313,190
2.375%, 9/15/15	500,000	519,661
1.950%, 9/1/16	310,000	319,750
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	305,524
3.550%, 2/15/22	2,000,000	2,094,886
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	670,162
Tampa Electric Co.
6.100%, 5/15/18	194,000	239,160
2.600%, 9/15/22	200,000	200,897
Toledo Edison Co.
7.250%, 5/1/20	585,000	751,155
UIL Holdings Corp.
4.625%, 10/1/20	500,000	516,850
Virginia Electric & Power Co.
5.400%, 1/15/16	930,000	1,048,559
5.400%, 4/30/18	500,000	599,849
Series A
5.000%, 6/30/19	500,000	596,935
Westar Energy, Inc.
5.100%, 7/15/20	500,000	593,010
Wisconsin Electric Power Co.
4.250%, 12/15/19	669,000	765,578
2.950%, 9/15/21	500,000	524,908
Wisconsin Power & Light Co.
5.000%, 7/15/19	269,000	319,199
Xcel Energy, Inc.
4.700%, 5/15/20	500,000	576,248

		71,602,203

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	500,000	537,955
Atmos Energy Corp.
8.500%, 3/15/19	650,000	872,014
Boardwalk Pipelines LP
5.750%, 9/15/19	539,000	624,364
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	416,284
4.500%, 1/15/21	1,135,000	1,288,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
DCP Midstream Operating LP
3.250%, 10/1/15	$200,000	$208,306
3.875%, 3/15/23	1,000,000	1,009,576
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	250,000	300,988
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	793,328
National Fuel Gas Co.
3.750%, 3/1/23	500,000	504,519
ONEOK, Inc.
5.200%, 6/15/15	500,000	543,389
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	750,000	885,365
Questar Corp.
2.750%, 2/1/16	125,000	130,646
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	987,536
Southwest Gas Corp.
3.875%, 4/1/22	500,000	549,560

		9,651,838

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	537,367
5.150%, 12/1/20	500,000	571,488
Exelon Generation Co. LLC
6.200%, 10/1/17	596,000	697,400
5.200%, 10/1/19	2,000,000	2,246,871
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	565,811
6.500%, 5/1/18	69,000	81,813
PSEG Power LLC
5.125%, 4/15/20	1,175,000	1,343,769
Southern Power Co.
Series D
4.875%, 7/15/15	1,000,000	1,094,138
Tennessee Valley Authority
5.500%, 7/18/17	2,894,000	3,474,053
3.875%, 2/15/21	1,830,000	2,132,214
1.875%, 8/15/22	1,000,000	990,924
TransAlta Corp.
4.750%, 1/15/15	1,000,000	1,058,670

		14,794,518

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	269,000	280,664
Ameren Corp.
8.875%, 5/15/14	750,000	809,739
2.700%, 9/1/22	500,000	506,333
Avista Corp.
5.125%, 4/1/22	500,000	600,706
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	608,798
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,727,466
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	943,000	1,219,561
6.650%, 4/1/19	500,000	638,124
4.450%, 6/15/20	500,000	576,022
Consumers Energy Co.
6.700%, 9/15/19	1,596,000	2,057,630
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	220,676
5.150%, 7/15/15	271,000	297,158
2.250%, 9/1/15	1,500,000	1,550,222
5.600%, 11/15/16	280,000	323,998
6.000%, 11/30/17	941,000	1,129,689
8.875%, 1/15/19	346,000	469,977
5.200%, 8/15/19	316,000	375,959
7.500%, 6/30/66(l)	200,000	222,000
DTE Energy Co.
7.625%, 5/15/14	500,000	537,840
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	210,500
National Grid plc
6.300%, 8/1/16	423,000	490,022
NiSource Finance Corp.
5.400%, 7/15/14	500,000	527,913
6.400%, 3/15/18	1,250,000	1,500,102
6.800%, 1/15/19	1,000,000	1,221,703
NSTAR LLC
4.500%, 11/15/19	269,000	307,268
PG&E Corp.
5.750%, 4/1/14	500,000	525,392
SCANA Corp.
6.250%, 4/1/20	200,000	229,873
Sempra Energy
6.500%, 6/1/16	409,000	476,143
2.300%, 4/1/17	550,000	570,520
9.800%, 2/15/19	1,000,000	1,403,004
2.875%, 10/1/22	500,000	498,156
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	576,375

		22,689,533

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	553,089

Total Utilities		119,291,181

Total Corporate Bonds		2,010,440,195

Government Securities (66.4%)
Foreign Governments (2.4%)
Canadian Government Bond
2.375% 9/10/14	2,485,000	2,558,685
0.875% 2/14/17	3,000,000	3,020,576
China Development Bank Corp.
5.000% 10/15/15	500,000	547,950
Development Bank of Japan
4.250% 6/9/15	500,000	540,443
5.125% 2/1/17	1,000,000	1,156,510
Egypt Government AID Bonds
4.450% 9/15/15	1,000,000	1,097,562
Export Development Canada
3.500% 5/16/13	1,000	1,004
2.250% 5/28/15	2,500,000	2,598,991
0.500% 9/15/15	1,000,000	1,001,423
0.750% 12/15/17	1,250,000	1,244,667
Export-Import Bank of Korea
5.875% 1/14/15	800,000	867,120
4.125% 9/9/15	2,650,000	2,835,235
4.000% 1/11/17	800,000	870,880
1.750% 2/27/18	591,000	591,240
5.125% 6/29/20	500,000	573,400
4.000% 1/29/21	1,500,000	1,614,150
5.000% 4/11/22	500,000	575,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Federative Republic of Brazil
7.875% 3/7/15	$2,000,000	$2,259,546
6.000% 1/17/17	2,000,000	2,327,227
8.000% 1/15/18	1,115,000	1,301,763
5.875% 1/15/19	1,250,000	1,503,125
8.875% 10/14/19	554,000	775,001
4.875% 1/22/21	2,500,000	2,898,069
FMS Wertmanagement AoeR
0.625% 4/18/16	1,350,000	1,351,260
1.000% 11/21/17	1,450,000	1,449,855
Japan Bank for International Cooperation
1.125% 7/19/17	3,000,000	3,020,133
Japan Finance Corp.
4.250% 6/18/13	16,000	16,129
2.875% 2/2/15	2,500,000	2,608,324
2.500% 1/21/16	2,000,000	2,105,544
2.500% 5/18/16	1,000,000	1,056,689
Japan Finance Organization for Municipalities
4.625% 4/21/15	1,500,000	1,621,336
5.000% 5/16/17	1,000,000	1,157,864
4.000% 1/13/21	600,000	688,776
Korea Development Bank
4.375% 8/10/15	615,000	657,927
1.000% 1/22/16	1,000,000	992,684
3.250% 3/9/16	100,000	105,300
4.000% 9/9/16	1,000,000	1,086,100
1.500% 1/22/18	1,000,000	987,036
3.000% 9/14/22	1,000,000	990,600
Korea Finance Corp.
3.250% 9/20/16	650,000	686,465
2.250% 8/7/17	1,000,000	1,014,400
Province of British Columbia
2.850% 6/15/15	1,724,000	1,813,972
2.100% 5/18/16	1,000,000	1,047,186
1.200% 4/25/17	1,500,000	1,525,743
2.000% 10/23/22	650,000	638,337
Province of Manitoba
1.375% 4/28/14	300,000	303,047
4.900% 12/6/16	650,000	743,508
1.750% 5/30/19	1,000,000	1,012,159
2.100% 9/6/22	1,468,000	1,454,545
Province of New Brunswick
2.750% 6/15/18	1,250,000	1,341,547
Province of Nova Scotia
2.375% 7/21/15	500,000	517,742
5.125% 1/26/17	1,233,000	1,424,174
Province of Ontario
4.100% 6/16/14	2,193,000	2,290,327
2.950% 2/5/15	2,000,000	2,090,129
0.950% 5/26/15	2,000,000	2,017,465
2.700% 6/16/15	6,000,000	6,281,266
2.300% 5/10/16	2,000,000	2,095,636
1.100% 10/25/17	1,750,000	1,749,553
1.200% 2/14/18	1,000,000	999,542
1.650% 9/27/19	1,000,000	998,709
4.400% 4/14/20	5,000,000	5,855,594
2.450% 6/29/22	1,500,000	1,512,824
Province of Quebec
4.875% 5/5/14	416,000	436,288
4.600% 5/26/15	1,270,000	1,381,148
5.125% 11/14/16	1,520,000	1,755,390
4.625% 5/14/18	1,416,000	1,652,579
3.500% 7/29/20	1,500,000	1,660,006
2.750% 8/25/21	500,000	520,883
2.625% 2/13/23	250,000	251,473
Republic of Chile
3.875% 8/5/20	400,000	439,682
3.250% 9/14/21	1,000,000	1,045,410
2.250% 10/30/22	500,000	479,831
Republic of Colombia
8.250% 12/22/14	1,000,000	1,129,766
7.375% 1/27/17	1,500,000	1,826,250
7.375% 3/18/19	2,000,000	2,573,022
4.375% 7/12/21	1,000,000	1,116,834
Republic of Italy
4.500% 1/21/15	3,002,000	3,123,217
3.125% 1/26/15	3,000,000	3,048,872
5.250% 9/20/16	1,901,000	2,046,920
5.375% 6/12/17	2,500,000	2,716,465
Republic of Korea
5.750% 4/16/14	1,000,000	1,051,000
4.875% 9/22/14	545,000	577,373
7.125% 4/16/19	1,546,000	2,000,215
Republic of Panama
7.250% 3/15/15	1,000,000	1,113,796
5.200% 1/30/20	943,000	1,097,759
Republic of Peru
8.375% 5/3/16	720,000	874,579
7.125% 3/30/19	1,209,000	1,547,520
Republic of Poland
3.875% 7/16/15	1,443,000	1,526,776
5.000% 10/19/15	1,193,000	1,307,433
6.375% 7/15/19	1,923,000	2,344,248
5.125% 4/21/21	1,500,000	1,720,968
5.000% 3/23/22	2,000,000	2,288,547
Republic of South Africa
6.500% 6/2/14	500,000	529,300
6.875% 5/27/19	1,745,000	2,122,927
5.500% 3/9/20	1,500,000	1,714,358
5.875% 5/30/22	1,000,000	1,175,000
State of Israel
5.500% 11/9/16	464,000	528,809
5.125% 3/26/19	1,387,000	1,611,138
Svensk Exportkredit AB
3.250% 9/16/14	500,000	520,326
1.750% 10/20/15	2,230,000	2,292,932
2.125% 7/13/16	1,000,000	1,042,574
5.125% 3/1/17	458,000	530,107
United Mexican States
5.950% 3/19/19	3,000,000	3,627,197
3.625% 3/15/22	8,996,000	9,562,606

		161,981,268

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A
4.839% 1/1/41	2,000	2,308
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T
5.491% 11/1/39	4,000	4,980
City & County of Denver, General Obligation Bonds,
Series 2010A
5.650% 8/1/30	4,000	4,835
City of Chicago, International Airport, Revenue Bonds,
Series 2010B
6.845% 1/1/38	2,000	2,320
6.395% 1/1/40	4,000	5,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE
6.011% 6/15/42	$4,000	$5,353
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG
5.724% 6/15/42	2,000	2,580
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A
5.508% 8/1/37	8,000	9,920
City of New York, General Obligation Bonds,
Series 2009-A1
5.206% 10/1/31	4,000	4,651
County of Clark Airport System, Revenue Bonds,
Series 2009B
6.881% 7/1/42	4,000	4,610
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E
6.750% 8/1/49	4,000	5,643
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010A-2
6.731% 7/1/43	204,000	256,473
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B
6.138% 5/1/49	4,000	5,309
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A
6.637% 4/1/57	2,000	2,365
7.055% 4/1/57	4,000	4,525
Ohio State University, Revenue Bonds,
Series 2010C
4.910% 6/1/40	4,000	4,581
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B
5.511% 12/1/45	1,000	1,197
5.561% 12/1/49	3,000	3,624
Puerto Rico Commonwealth Government Development Bank
3.670% 5/1/14	1,000,000	996,950
4.704% 5/1/16	1,000,000	1,009,490
Regents of the University of California, Revenue Bonds,
Series 2013-AH
1.796% 7/1/19	175,000	175,401
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1
6.793% 4/1/30	4,000	5,127
7.043% 4/1/50	4,000	5,743
State of California, Various Purposes, General Obligation Bonds,
Series 2009
4.850% 10/1/14	500,000	527,715
5.450% 4/1/15	250,000	273,530
3.950% 11/1/15	1,250,000	1,351,925
5.950% 4/1/16	35,000	40,087
5.750% 3/1/17	200,000	234,498
6.200% 3/1/19	200,000	243,168
6.200% 10/1/19	400,000	490,232
State of Illinois, General Obligation Bonds,
Series 2010
4.071% 1/1/14	4,000	4,086
4.421% 1/1/15	269,000	282,617
State of Illinois, General Obligation Bonds,
Series 2011
4.961% 3/1/16	3,400,000	3,715,588
5.665% 3/1/18	2,000,000	2,284,820
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E
5.770% 3/15/39	2,000	2,454

		11,973,880

Supranational (2.5%)
African Development Bank
3.000% 5/27/14	1,193,000	1,230,131
6.875% 10/15/15	200,000	224,112
2.500% 3/15/16	2,000,000	2,115,535
0.875% 3/15/18	1,000,000	996,277
Asian Development Bank
2.750% 5/21/14	3,100,000	3,186,224
0.875% 6/10/14	715,000	719,986
4.250% 10/20/14	416,000	441,276
0.500% 8/17/15	1,000,000	1,002,538
2.500% 3/15/16	2,500,000	2,649,720
0.500% 6/20/16	2,000,000	1,999,188
5.500% 6/27/16	3,000,000	3,478,863
1.125% 3/15/17	1,000,000	1,015,681
1.875% 10/23/18	1,650,000	1,721,184
1.750% 3/21/19	1,250,000	1,290,626
1.375% 3/23/20	500,000	498,048
Corp. Andina de Fomento
3.750% 1/15/16	2,000,000	2,114,743
5.750% 1/12/17	346,000	395,179
8.125% 6/4/19	979,000	1,271,734
Council of Europe Development Bank
2.750% 2/10/15	500,000	520,393
2.625% 2/16/16	1,500,000	1,584,501
1.500% 2/22/17	1,500,000	1,534,538
1.000% 3/7/18	1,500,000	1,491,674
European Bank for Reconstruction & Development
2.750% 4/20/15	700,000	733,591
2.500% 3/15/16	3,500,000	3,702,357
1.000% 2/16/17	1,500,000	1,515,149
0.750% 9/1/17	2,000,000	1,994,398
1.000% 6/15/18	1,000,000	999,950
European Investment Bank
3.000% 4/8/14	5,693,000	5,842,688
1.500% 5/15/14	2,500,000	2,529,960
4.625% 5/15/14	3,760,000	3,936,234
3.125% 6/4/14	1,346,000	1,388,346
1.125% 8/15/14	4,000,000	4,036,507
0.875% 12/15/14	2,000,000	2,012,524
2.875% 1/15/15	1,693,000	1,763,814
2.750% 3/23/15	1,500,000	1,564,667
1.000% 7/15/15	2,000,000	2,018,860
1.375% 10/20/15	6,000,000	6,115,724
4.875% 2/16/16	2,018,000	2,260,373
2.250% 3/15/16	7,000,000	7,324,299
0.625% 4/15/16	3,000,000	2,995,435
5.125% 9/13/16	2,000,000	2,296,169
4.875% 1/17/17	2,471,000	2,843,811
5.125% 5/30/17	3,401,000	3,983,499
1.625% 6/15/17	4,000,000	4,114,727
1.125% 9/15/17	2,000,000	2,011,057
1.000% 12/15/17	2,000,000	1,994,257
1.000% 3/15/18	4,000,000	3,974,685
2.875% 9/15/20	2,250,000	2,426,311
4.000% 2/16/21	2,000,000	2,314,621
Inter-American Development Bank
3.000% 4/22/14	6,500,000	6,683,271
2.250% 7/15/15	1,000,000	1,040,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.125% 9/13/16	$2,275,000	$2,626,303
1.375% 10/18/16	2,000,000	2,053,579
0.875% 3/15/18	500,000	499,770
4.250% 9/10/18	1,467,000	1,719,413
3.875% 9/17/19	1,000,000	1,161,491
3.875% 2/14/20	2,693,000	3,131,316
International Bank for Reconstruction & Development
1.125% 8/25/14	1,000,000	1,011,819
2.375% 5/26/15	3,500,000	3,649,974
2.125% 3/15/16	6,000,000	6,288,493
5.000% 4/1/16	916,000	1,039,043
0.500% 4/15/16	3,000,000	3,001,032
1.000% 9/15/16	1,000,000	1,015,275
0.875% 4/17/17	3,500,000	3,512,103
9.250% 7/15/17	599,000	796,317
7.625% 1/19/23	1,000,000	1,478,039
2.125% 2/13/23	1,000,000	1,005,926
International Finance Corp.
3.000% 4/22/14	2,428,000	2,496,981
0.500% 5/15/15	500,000	501,087
0.500% 5/16/16	1,000,000	999,513
1.125% 11/23/16	3,000,000	3,058,524
2.125% 11/17/17	4,000,000	4,228,888
Nordic Investment Bank
2.625% 10/6/14	1,300,000	1,344,100
2.250% 3/15/16	500,000	525,377
0.500% 4/14/16	1,500,000	1,498,387
5.000% 2/1/17	1,567,000	1,822,871
1.000% 3/7/17	1,000,000	1,011,889
North American Development Bank
4.375% 2/11/20	500,000	567,542
2.400% 10/26/22	1,000,000	965,147

		170,910,196

U.S. Government Agencies (7.3%)
Federal Farm Credit Bank
2.625% 4/17/14	743,000	761,278
0.370% 6/11/14	500,000	500,149
0.360% 6/25/14	500,000	500,197
0.300% 8/21/14	3,000,000	3,000,133
3.000% 9/22/14	1,000,000	1,040,113
0.320% 3/12/15	1,824,000	1,823,097
0.390% 12/17/15	2,000,000	1,995,390
0.875% 6/14/16	500,000	500,699
0.730% 7/26/16	1,000,000	1,000,022
5.125% 8/25/16	485,000	559,927
4.875% 1/17/17	4,895,000	5,674,673
1.290% 6/14/19	1,000,000	995,077
2.500% 6/20/22	1,000,000	1,003,525
Federal Home Loan Bank
1.875% 6/21/13	1,000	1,004
5.125% 8/14/13	1,000	1,019
4.000% 9/6/13	4,000	4,067
1.375% 5/28/14	5,750,000	5,824,435
5.250% 6/18/14	5,002,000	5,308,075
5.500% 8/13/14	3,901,000	4,179,476
0.400% 11/14/14	1,000,000	1,001,239
2.750% 12/12/14	5,000,000	5,201,827
0.250% 1/16/15	5,000,000	4,995,123
2.875% 6/12/15	2,500,000	2,638,155
0.500% 11/20/15	5,000,000	5,013,572
0.500% 1/8/16	3,070,000	3,071,067
1.000% 3/11/16	5,000,000	5,077,688
5.375% 5/18/16	5,100,000	5,875,252
2.125% 6/10/16	5,000,000	5,249,487
5.625% 6/13/16	1,000,000	1,148,105
0.575% 7/29/16	3,000,000	2,997,679
4.750% 12/16/16	10,371,000	11,965,238
4.875% 5/17/17	3,169,000	3,713,698
5.250% 6/5/17	950,000	1,121,655
1.050% 7/26/17	250,000	250,018
1.000% 8/9/17	500,000	500,070
1.000% 11/15/17	1,500,000	1,499,645
5.000% 11/17/17	6,426,000	7,655,661
1.300% 2/27/18	500,000	500,365
1.300% 3/26/18	3,000,000	3,002,198
1.150% 7/25/18	1,000,000	999,713
1.650% 7/18/19	250,000	250,484
4.125% 3/13/20	4,000,000	4,700,613
5.500% 7/15/36	3,000	4,027
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	5,243,000	5,367,511
5.000% 7/15/14	6,386,000	6,778,683
3.000% 7/28/14	800,000	828,770
0.375% 8/28/14	2,000,000	2,002,225
5.000% 11/13/14	1,000,000	1,075,450
0.750% 11/25/14	5,000,000	5,035,724
0.625% 12/29/14	5,000,000	5,029,843
0.800% 1/13/15	1,000,000	1,004,623
4.500% 1/15/15	1,916,000	2,060,135
0.650% 1/30/15	500,000	501,788
0.500% 2/5/15	3,000,000	3,003,493
2.875% 2/9/15	5,020,000	5,261,767
0.550% 2/13/15	1,000,000	1,002,793
0.400% 2/20/15	7,000,000	7,002,620
0.550% 2/27/15	500,000	501,422
0.600% 5/22/15	250,000	250,171
1.000% 6/30/15	1,500,000	1,508,720
0.420% 9/18/15	5,000,000	4,996,360
4.750% 11/17/15	6,915,000	7,699,293
0.750% 11/23/15	1,000,000	1,000,921
4.750% 1/19/16	3,500,000	3,919,819
0.850% 2/24/16	1,000,000	1,004,750
1.000% 2/24/16	1,000,000	1,006,313
1.000% 3/21/16	1,000,000	1,006,722
0.500% 5/13/16	2,500,000	2,501,645
1.000% 5/16/16	250,000	250,237
5.500% 7/18/16	5,693,000	6,620,436
0.700% 9/27/16	250,000	250,084
0.750% 10/5/16	2,000,000	2,000,134
5.125% 10/18/16	5,500,000	6,373,795
2.250% 1/23/17	500,000	507,724
1.000% 3/8/17	5,000,000	5,061,882
5.000% 4/18/17	5,277,000	6,183,573
1.250% 5/12/17	5,000,000	5,112,960
1.250% 5/15/17	250,000	250,308
1.300% 6/7/17	500,000	500,977
2.250% 7/3/17	500,000	502,512
2.000% 7/17/17	2,500,000	2,512,672
1.000% 7/25/17	1,000,000	1,004,643
1.000% 7/28/17	5,000,000	5,051,609
2.000% 8/8/17	250,000	251,511
1.000% 9/29/17	5,000,000	5,044,306
5.125% 11/17/17	6,732,000	8,045,138
0.750% 1/12/18	5,000,000	4,970,444
1.070% 2/14/18	4,000,000	3,998,509
4.875% 6/13/18	2,000,000	2,398,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.750% 3/27/19	$7,220,000	$8,291,873
2.000% 7/30/19	500,000	505,357
3.000% 7/31/19	500,000	504,189
1.250% 8/1/19	3,000,000	2,993,365
3.000% 8/1/19	3,000,000	3,025,344
1.250% 10/2/19	2,000,000	1,990,266
2.500% 10/17/19	1,000,000	1,027,961
2.000% 7/23/21	1,000,000	998,675
2.375% 1/13/22	13,000,000	13,535,138
2.500% 4/17/23	2,000,000	2,003,638
Federal National Mortgage Association
2.500% 5/15/14	150,000	153,755
1.125% 6/27/14	5,000,000	5,052,569
0.875% 8/28/14	7,500,000	7,561,339
3.000% 9/16/14	2,693,000	2,799,771
4.625% 10/15/14	2,000,000	2,134,090
2.625% 11/20/14	5,520,000	5,728,723
0.500% 11/21/14	2,000,000	2,001,057
0.750% 12/19/14	5,000,000	5,036,606
0.750% 1/30/15	500,000	502,250
0.560% 2/10/15	250,000	250,109
0.800% 2/13/15	1,000,000	1,005,059
5.000% 3/2/15	1,000,000	1,089,075
0.375% 3/16/15	5,000,000	5,003,831
5.000% 4/15/15	5,000,000	5,476,649
0.500% 5/27/15	5,000,000	5,017,863
0.625% 6/4/15	500,000	502,073
0.420% 6/5/15	3,000,000	3,002,060
0.500% 7/2/15	5,000,000	5,012,398
2.375% 7/28/15	10,000,000	10,466,744
0.400% 7/30/15	1,000,000	1,000,126
2.150% 8/4/15	269,000	279,986
0.500% 8/20/15	2,500,000	2,501,941
2.000% 9/21/15	400,000	415,645
0.500% 9/28/15	5,000,000	5,012,527
1.875% 10/15/15	339,000	351,243
4.375% 10/15/15	3,513,000	3,864,967
1.625% 10/26/15	5,000,000	5,154,639
0.750% 11/24/15	1,000,000	1,000,938
0.800% 11/24/15	2,000,000	2,002,031
0.480% 11/25/15	1,000,000	1,000,726
0.500% 11/27/15	5,000,000	5,001,558
0.375% 12/21/15	5,000,000	4,991,450
0.500% 1/15/16	1,000,000	1,000,299
0.500% 1/29/16	1,000,000	999,718
0.520% 2/26/16	1,500,000	1,501,197
0.550% 2/26/16	1,750,000	1,751,263
5.000% 3/15/16	4,000,000	4,529,346
2.375% 4/11/16	5,000,000	5,280,767
1.250% 6/20/16	500,000	501,183
5.250% 9/15/16	5,100,000	5,918,900
1.250% 9/28/16	6,000,000	6,137,603
4.875% 12/15/16	3,400,000	3,929,705
0.750% 3/6/17	1,000,000	999,625
1.125% 4/27/17	15,000,000	15,264,120
5.000% 5/11/17	2,609,000	3,063,079
(Zero Coupon), 6/1/17	3,000,000	2,895,354
5.375% 6/12/17	4,150,000	4,949,616
1.125% 6/28/17	500,000	501,062
1.000% 8/21/17	500,000	500,930
0.950% 8/23/17	2,000,000	2,002,725
0.875% 8/28/17	350,000	351,321
1.000% 9/20/17	2,000,000	2,004,218
0.875% 10/26/17	2,250,000	2,254,923
0.900% 11/7/17	4,000,000	3,991,857
1.050% 11/15/17	1,000,000	1,002,738
0.875% 12/20/17	5,000,000	5,006,770
1.000% 12/28/17	3,000,000	2,997,356
1.030% 1/30/18	1,000,000	1,001,521
0.875% 2/8/18	2,000,000	1,997,705
1.200% 2/28/18	1,000,000	1,002,896
1.500% 8/28/18	1,000,000	1,003,734
1.250% 12/28/18	250,000	249,497
1.750% 1/30/19	500,000	503,987
1.500% 2/26/19	250,000	251,191
1.550% 10/4/19	2,000,000	1,999,508
(Zero Coupon), 10/9/19	4,000,000	3,544,856
1.500% 10/9/19	1,500,000	1,496,953
1.550% 10/29/19	3,000,000	2,992,871
1.600% 1/30/20	2,000,000	2,000,111
1.750% 3/6/20	1,000,000	1,003,131
2.250% 10/17/22	2,500,000	2,495,127
2.200% 10/25/22	250,000	249,990
2.500% 2/22/23	1,000,000	1,004,705
Financing Corp.
10.700% 10/6/17 IO STRIPS	1,200,000	1,710,538

		490,442,142

U.S. Treasuries (54.0%)
U.S. Treasury Bonds
11.250% 2/15/15	3,098,000	3,734,315
9.875% 11/15/15	6,039,000	7,542,322
9.250% 2/15/16	6,068,000	7,611,310
7.250% 5/15/16	2,719,000	3,296,097
7.500% 11/15/16	15,712,000	19,658,259
8.750% 5/15/17	11,386,000	15,179,851
8.875% 8/15/17	2,903,000	3,937,194
9.125% 5/15/18	2,693,000	3,823,692
9.000% 11/15/18	1,386,000	2,005,030
8.875% 2/15/19	6,932,000	10,089,918
8.125% 8/15/19	12,482,000	17,957,015
U.S. Treasury Notes
0.250% 6/30/14	50,000,000	50,035,645
2.625% 6/30/14	20,100,000	20,706,534
0.625% 7/15/14	25,000,000	25,135,865
0.125% 7/31/14	50,000,000	49,948,000
2.625% 7/31/14	22,435,000	23,159,426
0.500% 8/15/14	25,000,000	25,100,707
4.250% 8/15/14	38,880,000	41,035,865
0.250% 8/31/14	58,000,000	58,029,453
2.375% 8/31/14	47,972,000	49,435,520
0.250% 9/15/14	25,000,000	25,013,063
0.250% 9/30/14	50,000,000	50,024,660
2.375% 9/30/14	23,464,000	24,221,883
0.250% 10/31/14	60,000,000	60,026,370
2.375% 10/31/14	27,197,000	28,117,423
0.375% 11/15/14	10,000,000	10,023,975
4.250% 11/15/14	18,464,000	19,665,602
0.250% 11/30/14	100,000,000	100,039,060
0.125% 12/31/14	80,000,000	79,862,496
2.625% 12/31/14	87,425,000	91,061,591
0.250% 1/15/15	30,000,000	30,005,859
0.250% 1/31/15	63,000,000	63,014,767
0.250% 2/15/15	62,500,000	62,498,169
4.000% 2/15/15	16,392,000	17,539,359
0.250% 2/28/15	50,000,000	50,004,640
0.250% 3/31/15	25,000,000	25,002,930
2.500% 3/31/15	22,870,000	23,894,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.500% 4/30/15	$41,732,000	$43,663,328
2.125% 5/31/15	24,390,000	25,360,837
0.375% 6/15/15	35,000,000	35,072,461
1.875% 6/30/15	30,000,000	31,070,802
0.250% 7/15/15	30,000,000	29,976,564
1.750% 7/31/15	25,965,000	26,846,390
0.250% 8/15/15	25,000,000	24,972,167
4.250% 8/15/15	19,365,000	21,175,552
1.250% 8/31/15	10,000,000	10,229,688
1.250% 9/30/15	42,079,000	43,069,746
1.250% 10/31/15	20,000,000	20,476,954
4.500% 11/15/15	20,579,000	22,818,775
1.375% 11/30/15	30,000,000	30,829,686
0.250% 12/15/15	15,000,000	14,968,359
2.125% 12/31/15	10,000,000	10,488,281
0.375% 1/15/16	5,000,000	5,005,371
0.375% 2/15/16	25,000,000	25,016,113
4.500% 2/15/16	5,000,000	5,593,359
2.125% 2/29/16	30,000,000	31,538,085
2.625% 2/29/16	10,157,000	10,823,553
0.375% 3/15/16	25,000,000	25,015,625
2.375% 3/31/16	7,520,000	7,968,850
2.000% 4/30/16	8,000,000	8,395,859
2.625% 4/30/16	7,000,000	7,478,516
5.125% 5/15/16	13,582,000	15,569,428
1.750% 5/31/16	10,000,000	10,425,488
1.500% 6/30/16	10,000,000	10,350,879
3.250% 6/30/16	9,000,000	9,822,656
1.500% 7/31/16	30,000,000	31,061,133
3.250% 7/31/16	10,554,000	11,542,613
4.875% 8/15/16	13,723,000	15,759,740
3.000% 8/31/16	17,972,000	19,522,085
1.000% 9/30/16	25,000,000	25,466,065
3.000% 9/30/16	28,118,000	30,587,387
1.000% 10/31/16	35,000,000	35,649,757
3.125% 10/31/16	18,464,000	20,200,770
4.625% 11/15/16	15,000,000	17,222,167
2.750% 11/30/16	49,079,000	53,085,839
0.875% 12/31/16	10,000,000	10,135,254
3.250% 12/31/16	20,000,000	22,036,132
0.875% 1/31/17	10,000,000	10,131,543
3.125% 1/31/17	3,811,000	4,186,443
4.625% 2/15/17	5,167,000	5,976,968
0.875% 2/28/17	35,000,000	35,449,463
3.000% 2/28/17	17,464,000	19,123,251
1.000% 3/31/17	20,000,000	20,348,046
3.250% 3/31/17	12,079,000	13,363,337
0.875% 4/30/17	25,000,000	25,300,050
3.125% 4/30/17	18,464,000	20,358,002
4.500% 5/15/17	16,272,000	18,865,191
2.750% 5/31/17	14,964,000	16,293,224
0.750% 6/30/17	30,000,000	30,172,560
2.500% 6/30/17	34,000,000	36,698,750
0.500% 7/31/17	15,000,000	14,914,014
2.375% 7/31/17	10,000,000	10,746,094
4.750% 8/15/17	18,010,000	21,218,735
0.625% 8/31/17	40,000,000	39,957,032
1.875% 8/31/17	15,000,000	15,805,663
0.625% 9/30/17	30,000,000	29,941,698
1.875% 9/30/17	42,000,000	44,255,039
0.750% 10/31/17	25,000,000	25,072,510
4.250% 11/15/17	12,154,000	14,126,532
0.625% 11/30/17	25,000,000	24,916,260
2.250% 11/30/17	35,000,000	37,501,954
0.750% 12/31/17	35,000,000	35,047,509
0.875% 1/31/18	27,000,000	27,174,550
3.500% 2/15/18	28,139,000	31,857,800
0.750% 2/28/18	25,000,000	24,994,872
2.750% 2/28/18	30,000,000	32,915,625
0.750% 3/31/18	15,000,000	14,981,836
2.875% 3/31/18	20,000,000	22,074,218
2.625% 4/30/18	5,000,000	5,459,277
3.875% 5/15/18	7,225,000	8,347,204
2.375% 5/31/18	15,000,000	16,195,605
2.375% 6/30/18	10,000,000	10,796,875
2.250% 7/31/18	30,000,000	32,206,641
4.000% 8/15/18	9,910,000	11,568,957
1.500% 8/31/18	15,000,000	15,507,422
1.375% 9/30/18	21,000,000	21,564,375
1.750% 10/31/18	20,000,000	20,932,618
3.750% 11/15/18	23,294,000	26,963,716
1.375% 12/31/18	14,000,000	14,343,164
1.250% 1/31/19	25,000,000	25,416,015
2.750% 2/15/19	25,007,000	27,570,705
1.375% 2/28/19	15,000,000	15,339,258
3.125% 5/15/19	32,304,000	36,392,792
3.625% 8/15/19	34,684,000	40,168,407
1.000% 9/30/19	5,000,000	4,962,598
3.375% 11/15/19	33,782,000	38,671,154
3.625% 2/15/20	35,176,000	40,872,521
1.125% 3/31/20	5,000,000	4,956,587
3.500% 5/15/20	35,925,000	41,482,849
2.625% 8/15/20	45,000,000	49,155,471
2.625% 11/15/20	35,000,000	38,174,269
3.625% 2/15/21	45,000,000	52,425,000
3.125% 5/15/21	44,500,000	50,108,566
2.125% 8/15/21	45,000,000	47,025,441
2.000% 11/15/21	30,000,000	30,937,794
2.000% 2/15/22	37,000,000	38,036,651
1.750% 5/15/22	15,000,000	15,043,506
1.625% 8/15/22	33,000,000	32,573,963
1.625% 11/15/22	27,000,000	26,521,962
2.000% 2/15/23	35,000,000	35,442,967

		3,652,663,516

Total Government Securities		4,487,971,002

Total Long-Term Debt Securities (96.1%) (Cost $6,215,606,805)		6,498,411,197

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	71,500
Freddie Mac
8.375%(l)*	17,000	56,440

Total Preferred Stocks (0.0%) (Cost $18,166)		127,940

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(2.9%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,420,000	119,947,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
iShares Barclays 7-10 Year Treasury Bond Fund	690,000	$74,064,600

Total Investment Companies (2.9%) (Cost $192,616,089)		194,012,000

Total Investments (99.0%) (Cost $6,408,241,060)		6,692,551,137
Other Assets Less Liabilities (1.0%)		64,976,248

Net Assets (100%)		$6,757,527,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $25,948,285 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

Glossary:

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$122,023,372	$—	$122,023,372
Consumer Staples	—	154,543,375	—	154,543,375
Energy	—	190,149,870	—	190,149,870
Financials	—	871,344,309	—	871,344,309
Health Care	—	151,649,560	—	151,649,560
Industrials	—	115,913,543	—	115,913,543
Information Technology	—	97,561,351	—	97,561,351
Materials	—	101,096,677	—	101,096,677
Telecommunication Services	—	86,866,957	—	86,866,957
Utilities	—	119,291,181	—	119,291,181
Government Securities
Foreign Governments	—	161,981,268	—	161,981,268
Municipal Bonds	—	11,973,880	—	11,973,880
Supranational	—	170,910,196	—	170,910,196
U.S. Government Agencies	—	490,442,142	—	490,442,142
U.S. Treasuries	—	3,652,663,516	—	3,652,663,516
Investment Companies
Exchange Traded Funds (ETFs)	194,012,000	—	—	194,012,000
Preferred Stocks
Financials	127,940	—	—	127,940

Total Assets	$194,139,940	$6,498,411,197	$—	$6,692,551,137

Total Liabilities	$—	$—	$—	$—

Total	$194,139,940	$6,498,411,197	$—	$6,692,551,137

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities – Financials††
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

††	Securities at fair value have $0 market value.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$301,581,679
Long-term U.S. government debt securities	441,589,073

$743,170,752

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$225,112,398
Long-term U.S. government debt securities	321,131,518

$546,243,916

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,887,742
Aggregate gross unrealized depreciation	(14,551,826)

Net unrealized appreciation	$283,335,916

Federal income tax cost of investments	$6,409,215,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Automobiles (0.5%)
Harley-Davidson, Inc.	35,550	$1,894,815

Household Durables (0.1%)
Hunter Douglas N.V.	13,143	523,110

Internet & Catalog Retail (1.2%)
Groupon, Inc.*	144,180	882,382
Liberty Interactive Corp.*	119,920	2,563,890
Liberty Ventures*	7,498	566,699
Netflix, Inc.*	5,650	1,070,166

		5,083,137

Media (2.2%)
Grupo Televisa S.A.B. (ADR)	25,990	691,594
Walt Disney Co.	146,080	8,297,344

		8,988,938

Specialty Retail (5.2%)
Bed Bath & Beyond, Inc.*	229,532	14,786,451
CarMax, Inc.*	118,760	4,952,292
Tiffany & Co.	21,370	1,486,070

		21,224,813

Textiles, Apparel & Luxury Goods (0.3%)
Cie Financiere Richemont S.A., Class A	13,150	1,031,997

Total Consumer Discretionary		38,746,810

Consumer Staples (13.3%)
Beverages (3.7%)
Coca-Cola Co.	160,500	6,490,620
Diageo plc (ADR)	37,195	4,680,619
Heineken Holding N.V.	57,767	3,701,691

		14,872,930

Food & Staples Retailing (8.7%)
Costco Wholesale Corp.	109,770	11,647,695
CVS Caremark Corp.	400,420	22,019,096
Sysco Corp.	42,530	1,495,780

		35,162,571

Food Products (0.2%)
Nestle S.A. (Registered)	12,720	919,865

Tobacco (0.7%)
Philip Morris International, Inc.	32,190	2,984,335

Total Consumer Staples		53,939,701

Energy (7.4%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	39,550	2,961,900
Transocean Ltd.*	49,894	2,592,492

		5,554,392

Oil, Gas & Consumable Fuels (6.0%)
Canadian Natural Resources Ltd.	360,790	11,592,183
Devon Energy Corp.	49,050	2,767,401
EOG Resources, Inc.	26,920	3,447,644
Occidental Petroleum Corp.	84,230	6,601,105

		24,408,333

Total Energy		29,962,725

Financials (38.1%)
Capital Markets (9.2%)
Ameriprise Financial, Inc.	21,030	1,548,859
Bank of New York Mellon Corp.	838,070	23,457,579
Charles Schwab Corp.	221,930	3,925,942
Goldman Sachs Group, Inc.	13,620	2,004,183
Julius Baer Group Ltd.*	171,464	6,666,740

		37,603,303

Commercial Banks (5.4%)
Wells Fargo & Co.	595,557	22,029,653

Consumer Finance (5.9%)
American Express Co.	355,295	23,968,201

Diversified Financial Services (1.1%)
CME Group, Inc./Illinois	16,250	997,588
JPMorgan Chase & Co.	76,400	3,625,944

		4,623,532

Insurance (14.9%)
ACE Ltd.	51,090	4,545,477
Alleghany Corp.*	17,238	6,824,869
Berkshire Hathaway, Inc., Class B*	193,110	20,122,062
Everest Reinsurance Group Ltd.	20,075	2,606,940
Fairfax Financial Holdings Ltd.	7,750	3,030,044
Loews Corp.	242,321	10,679,086
Markel Corp.*	1,442	726,047
Progressive Corp.	472,629	11,943,335

		60,477,860

Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc., Class A	73,716	2,689,897
Hang Lung Group Ltd.	663,700	3,727,811

		6,417,708

Total Financials		155,120,257

Health Care (4.9%)
Health Care Providers & Services (4.6%)
Express Scripts Holding Co.*	168,700	9,725,555
Laboratory Corp. of America Holdings*	44,860	4,046,372
UnitedHealth Group, Inc.	82,530	4,721,541

		18,493,468

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	31,102	1,305,351

Total Health Care		19,798,819

Industrials (5.0%)
Commercial Services & Supplies (0.9%)
Iron Mountain, Inc.	97,791	3,550,791

Electrical Equipment (0.6%)
Emerson Electric Co.	31,570	1,763,816
Schneider Electric S.A.	7,710	563,335

		2,327,151

Machinery (1.1%)
PACCAR, Inc.	92,490	4,676,294

Marine (1.1%)
Kuehne + Nagel International AG (Registered)	41,551	4,530,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (1.3%)
China Merchants Holdings International Co., Ltd.	1,619,328	$5,309,067

Total Industrials		20,393,513

Information Technology (10.5%)
Computers & Peripherals (0.5%)
Hewlett-Packard Co.	87,070	2,075,749

Internet Software & Services (4.9%)
Google, Inc., Class A*	25,035	19,878,541

IT Services (1.2%)
International Business Machines Corp.	7,540	1,608,282
Visa, Inc., Class A	18,920	3,213,373

		4,821,655

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	57,520	1,256,812
Texas Instruments, Inc.	113,400	4,023,432

		5,280,244

Software (2.6%)
Activision Blizzard, Inc.	211,300	3,078,641
Microsoft Corp.	112,191	3,209,784
Oracle Corp.	131,500	4,252,710

		10,541,135

Total Information Technology		42,597,324

Materials (8.4%)
Chemicals (6.9%)
Air Products and Chemicals, Inc.	54,340	4,734,101
Ecolab, Inc.	58,660	4,703,359
Monsanto Co.	121,253	12,807,955
Potash Corp. of Saskatchewan, Inc.	74,789	2,935,468
Praxair, Inc.	28,100	3,134,274

		28,315,157

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	15,410	1,572,128

Metals & Mining (1.1%)
BHP Billiton plc	73,550	2,140,119

Rio Tinto plc	48,138	2,256,470

		4,396,589

Paper & Forest Products (0.0%)
Emerald Plantation Holdings Ltd.*†	253,285	—

Total Materials		34,283,874

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V. (ADR)	43,320	907,987

Total Telecommunication Services		907,987

Total Common Stocks (97.3%) (Cost $282,527,431)		395,751,010

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.0%)
Materials (0.0%)
Paper & Forest Products (0.0%)
Sino-Forest Corp.
5.000%, 8/1/13(h)†	$1,664,000	—

Total Materials		—

Total Convertible Bonds		—

Corporate Bond (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Emerald Plantation Holdings Ltd.
6.000%, 1/30/20	273,822	193,044

Total Materials		193,044

Total Corporate Bonds		193,044

Total Long-Term Debt Securities (0.1%) (Cost $1,596,055)		193,044

SHORT-TERM INVESTMENTS:
Commercial Paper (2.3%)
Bank of Nova Scotia/New York
0.08%, 4/1/13(p)	7,370,000	7,369,984
Sumitomo Mitsui Banking Corp.
0.15%, 4/3/13(b)(n)(p)	2,000,000	1,999,975

Total Commercial Paper		9,369,959

Total Short-Term Investments (2.3%) (Cost $9,369,983)		9,369,959

Total Investments (99.7%) (Cost $293,493,469)		405,314,013
Other Assets Less Liabilities (0.3%)		1,397,930

Net Assets (100%)		$406,711,943

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.
(h)	Security in default.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$37,191,703	$1,555,107	$—	$38,746,810
Consumer Staples	49,318,145	4,621,556	—	53,939,701
Energy	29,962,725	—	—	29,962,725
Financials	144,725,706	10,394,551	—	155,120,257
Health Care	19,798,819	—	—	19,798,819
Industrials	9,990,901	10,402,612	—	20,393,513
Information Technology	42,597,324	—	—	42,597,324
Materials	29,887,285	4,396,589	—	34,283,874
Telecommunication Services	907,987	—	—	907,987
Convertible Bonds
Materials	—	—	—	—
Corporate Bonds
Materials	—	193,044	—	193,044
Short-Term Investments	—	9,369,959	—	9,369,959

Total Assets	$364,380,595	$40,933,418	$—	$405,314,013

Total Liabilities	$—	$—	$—	$—

Total	$364,380,595	$40,933,418	$—	$405,314,013

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Convertible Bonds- Materials†	Common Stocks– Materials
Balance as of 12/31/12	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	(2,533)
Purchases	—	2,533
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/2013	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/2013.	$—	$—

†	Security received through corporate action with $0 cost and market value.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,405,753
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,424,380

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,189,097
Aggregate gross unrealized depreciation	(10,917,714)

Net unrealized appreciation	$98,271,383

Federal income tax cost of investments	$307,042,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (4.3%)
Banco Bradesco S.A. (ADR)	9,507	$161,814
Banco do Brasil S.A.	7,200	97,556
Cielo S.A.	5,000	147,148
Embraer S.A.	14,800	131,613
Itau Unibanco Holding S.A. (Preference) (ADR)	10,416	185,405
Petroleo Brasileiro S.A. (ADR)	5,700	94,449

		817,985

China (8.8%)
Anhui Conch Cement Co., Ltd., Class H	40,000	132,688
China BlueChemical Ltd., Class H	186,000	115,253
China Merchants Bank Co., Ltd., Class H	35,000	74,125
China Oilfield Services Ltd., Class H	88,000	184,331
China Petroleum & Chemical Corp., Class H	158,000	186,037
China Shipping Container Lines Co., Ltd., Class H*	449,000	121,468
Daphne International Holdings Ltd.	100,000	125,603
Dongfeng Motor Group Co., Ltd., Class H	56,000	78,634
Industrial & Commercial Bank of China Ltd., Class H	146,000	102,317
Jiangxi Copper Co., Ltd., Class H	98,000	216,388
Mindray Medical International Ltd. (ADR)	3,800	151,772
Weichai Power Co., Ltd., Class H	59,000	196,476

		1,685,092

Colombia (0.9%)
Bancolombia S.A. (ADR)	2,641	167,043

Czech Republic (0.5%)
Komercni Banka A/S	520	99,278

Hong Kong (0.8%)
Orient Overseas International Ltd.	21,500	145,271

India (1.6%)
HDFC Bank Ltd. (ADR)	2,721	101,820
ICICI Bank Ltd. (ADR)	4,723	202,617

		304,437

Israel (0.6%)
Elbit Systems Ltd.	1,268	53,544
Ormat Industries*	11,102	66,384

		119,928

Mexico (1.4%)
Controladora Comercial Mexicana S.A.B. de C.V	74,400	273,290

South Africa (2.0%)
African Rainbow Minerals Ltd.	5,008	103,109
Anglo American Platinum Ltd.*	741	30,796
Impala Platinum Holdings Ltd.	7,388	108,948
Investec Ltd.	19,852	138,733

		381,586

South Korea (3.6%)
Hanjin Shipping Co., Ltd.*	6,830	64,457
Hyundai Mobis	482	134,731
KT Corp.	3,120	98,429
POSCO	489	143,720
Samsung Electronics Co., Ltd.	188	255,150

		696,487

Taiwan (0.7%)
Advanced Semiconductor
Engineering, Inc. (ADR)	32,900	135,219

Turkey (1.0%)
Akbank TAS	19,542	102,608
Turkiye Garanti Bankasi A/S	18,254	96,854

		199,462

Total Common Stocks (26.2%) (Cost $5,212,115)		5,025,078

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(49.5%)
iShares Core MSCI Emerging Markets ETF	61,100	3,101,436
iShares MSCI Emerging Markets Index Fund	72,300	3,092,994
iShares MSCI Indonesia Investable Market Index Fund	2,900	101,036
iShares MSCI Malaysia Index Fund	9,100	136,227
Vanguard FTSE Emerging Markets ETF	71,600	3,070,924

Total Investment Companies (49.5%) (Cost $9,739,131)		9,502,617

Total Investments (75.7%) (Cost $14,951,246)		14,527,695
Other Assets Less Liabilities (24.3%)		4,658,043

Net Assets (100%)		$19,185,738

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	1.8%
Consumer Staples	1.4
Energy	2.4
Exchange Traded Funds	49.5
Financials	8.0
Health Care	0.8
Industrials	4.1
Information Technology	2.8
Materials	4.4
Telecommunication Services	0.5
Cash and Other	24.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI Emerging Market Index	81	June-13	$4,254,055	$4,160,970	$(93,085)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$338,968	$—	$338,968
Consumer Staples	273,290	—	—	273,290
Energy	94,449	370,368	—	464,817
Financials	916,255	613,915	—	1,530,170
Health Care	151,772	—	—	151,772
Industrials	131,613	647,600	—	779,213
Information Technology	282,367	255,150	—	537,517
Materials	—	850,902	—	850,902
Telecommunication Services	—	98,429	—	98,429
Investment Companies
Exchange Traded Funds (ETFs)	9,502,617	—	—	9,502,617

Total Assets	$11,352,363	$3,175,332	$—	$14,527,695

Liabilities:
Futures	$(93,085)	$—	$—	$(93,085)

Total Liabilities	$(93,085)	$—	$—	$(93,085)

Total	$11,259,278	$3,175,332	$—	$14,434,610

There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

Investment security transactions for the period ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,389,800
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$432,200

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,739
Aggregate gross unrealized depreciation	(538,290)

Net unrealized depreciation	$(423,551)

Federal income tax cost of investments	$14,951,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.3%)
BorgWarner, Inc.*	27,910	$2,158,559
Delphi Automotive plc	70,636	3,136,238
Goodyear Tire & Rubber Co.*	59,150	745,882
Johnson Controls, Inc.	164,900	5,783,043

		11,823,722

Automobiles (0.4%)
Ford Motor Co.	945,648	12,435,271
Harley-Davidson, Inc.	54,450	2,902,185

		15,337,456

Distributors (0.1%)
Genuine Parts Co.	37,300	2,909,400

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	24,050	418,230
H&R Block, Inc.	65,350	1,922,597

		2,340,827

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	107,100	3,673,530
Chipotle Mexican Grill, Inc.*	7,551	2,460,644
Darden Restaurants, Inc.	31,150	1,609,832
International Game Technology	63,700	1,051,050
Marriott International, Inc., Class A	58,727	2,480,041
McDonald’s Corp.	241,800	24,105,042
Starbucks Corp.	180,600	10,286,976
Starwood Hotels & Resorts Worldwide, Inc.	46,700	2,976,191
Wyndham Worldwide Corp.	32,945	2,124,294
Wynn Resorts Ltd.	19,279	2,412,960
Yum! Brands, Inc.	108,680	7,818,439

		60,998,999

Household Durables (0.3%)
D.R. Horton, Inc.	67,350	1,636,605
Garmin Ltd.	26,360	870,934
Harman International Industries, Inc.	16,300	727,469
Leggett & Platt, Inc.	34,350	1,160,343
Lennar Corp., Class A	39,800	1,650,904
Newell Rubbermaid, Inc.	68,976	1,800,274
PulteGroup, Inc.*	82,007	1,659,822
Whirlpool Corp.	18,966	2,246,712

		11,753,063

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	87,750	23,384,497
Expedia, Inc.	22,559	1,353,766
Netflix, Inc.*	13,500	2,557,035
priceline.com, Inc.*	12,106	8,328,081
TripAdvisor, Inc.*	26,459	1,389,627

		37,013,006

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	27,608	1,213,096
Mattel, Inc.	83,050	3,636,759

		4,849,855

Media (3.6%)
Cablevision Systems Corp. - New York Group, Class A	51,700	773,432
CBS Corp., Class B	141,000	6,583,290
Comcast Corp., Class A	636,350	26,733,063
DIRECTV*	138,210	7,824,068
Discovery Communications, Inc., Class A*	59,116	4,654,794
Gannett Co., Inc.	55,350	1,210,504
Interpublic Group of Cos., Inc.	99,726	1,299,430
News Corp., Class A	482,100	14,713,692
Omnicom Group, Inc.	63,000	3,710,700
Scripps Networks Interactive, Inc., Class A	20,761	1,335,763
Time Warner Cable, Inc.	71,297	6,848,790
Time Warner, Inc.	225,400	12,987,548
Viacom, Inc., Class B	109,800	6,760,386
Walt Disney Co.	435,300	24,725,040
Washington Post Co., Class B	1,150	514,050

		120,674,550

Multiline Retail (0.8%)
Dollar General Corp.*	63,360	3,204,749
Dollar Tree, Inc.*	54,780	2,652,995
Family Dollar Stores, Inc.	23,150	1,367,008
J.C. Penney Co., Inc.	34,350	519,029
Kohl’s Corp.	51,000	2,352,630
Macy’s, Inc.	95,272	3,986,180
Nordstrom, Inc.	36,100	1,993,803
Sears Holdings Corp.*	1	50
Target Corp.	156,900	10,739,805

		26,816,249

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A	19,134	883,991
AutoNation, Inc.*	9,339	408,581
AutoZone, Inc.*	8,800	3,491,576
Bed Bath & Beyond, Inc.*	54,550	3,514,111
Best Buy Co., Inc.	64,075	1,419,261
CarMax, Inc.*	54,946	2,291,248
GameStop Corp., Class A	29,213	817,087
Gap, Inc.	71,575	2,533,755
Home Depot, Inc.	360,508	25,156,248
L Brands, Inc.	57,807	2,581,661
Lowe’s Cos., Inc.	267,550	10,145,496
O’Reilly Automotive, Inc.*	26,814	2,749,776
PetSmart, Inc.	25,940	1,610,874
Ross Stores, Inc.	53,600	3,249,232
Staples, Inc.	162,425	2,181,368
Tiffany & Co.	28,700	1,995,798
TJX Cos., Inc.	175,800	8,218,650
Urban Outfitters, Inc.*	26,308	1,019,172

		74,267,885

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	67,650	3,381,823
Fossil, Inc.*	12,932	1,249,231
NIKE, Inc., Class B	174,900	10,320,849
PVH Corp.	18,806	2,008,669
Ralph Lauren Corp.	14,650	2,480,392
VF Corp.	21,300	3,573,075

		23,014,039

Total Consumer Discretionary		391,799,051

Consumer Staples (10.9%)
Beverages (2.4%)
Beam, Inc.	38,650	2,455,821
Brown-Forman Corp., Class B	36,575	2,611,455
Coca-Cola Co.	924,066	37,369,229
Coca-Cola Enterprises, Inc.	63,250	2,335,190
Constellation Brands, Inc., Class A*	36,750	1,750,770
Dr. Pepper Snapple Group, Inc.	49,025	2,301,724
Molson Coors Brewing Co., Class B	37,600	1,839,768
Monster Beverage Corp.*	34,740	1,658,487
PepsiCo, Inc.	371,953	29,425,202

		81,747,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	105,050	$11,146,855
CVS Caremark Corp.	296,845	16,323,507
Kroger Co.	124,900	4,139,186
Safeway, Inc.	57,750	1,521,712
Sysco Corp.	141,200	4,966,004
Walgreen Co.	207,350	9,886,448
Wal-Mart Stores, Inc.	403,318	30,180,286
Whole Foods Market, Inc.	41,550	3,604,463

		81,768,461

Food Products (1.9%)
Archer-Daniels-Midland Co.	158,716	5,353,491
Campbell Soup Co.	43,200	1,959,552
ConAgra Foods, Inc.	99,750	3,572,047
Dean Foods Co.*	44,760	811,499
General Mills, Inc.	155,900	7,687,429
H.J. Heinz Co.	77,300	5,586,471
Hershey Co.	36,200	3,168,586
Hormel Foods Corp.	32,358	1,337,033
J.M. Smucker Co.	25,847	2,562,988
Kellogg Co.	60,200	3,878,686
Kraft Foods Group, Inc.	142,877	7,362,452
McCormick & Co., Inc. (Non-Voting)	32,000	2,353,600
Mead Johnson Nutrition Co.	48,800	3,779,560
Mondelez International, Inc., Class A	428,731	13,123,456
Tyson Foods, Inc., Class A	68,350	1,696,447

		64,233,297

Household Products (2.2%)
Clorox Co.	31,550	2,793,122
Colgate-Palmolive Co.	106,000	12,511,180
Kimberly-Clark Corp.	93,494	9,160,542
Procter & Gamble Co.	658,605	50,752,101

		75,216,945

Personal Products (0.2%)
Avon Products, Inc.	104,150	2,159,029
Estee Lauder Cos., Inc., Class A	57,800	3,700,934

		5,859,963

Tobacco (1.8%)
Altria Group, Inc.	484,500	16,661,955
Lorillard, Inc.	91,422	3,688,878
Philip Morris International, Inc.	397,300	36,833,683
Reynolds American, Inc.	77,500	3,447,975

		60,632,491

Total Consumer Staples		369,458,803

Energy (10.8%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	106,457	4,940,669
Cameron International Corp.*	59,724	3,894,005
Diamond Offshore Drilling, Inc.	16,747	1,164,921
Ensco plc, Class A	56,020	3,361,200
FMC Technologies, Inc.*	57,260	3,114,371
Halliburton Co.	224,650	9,078,107
Helmerich & Payne, Inc.	25,619	1,555,073
Nabors Industries Ltd.	70,100	1,137,022
National Oilwell Varco, Inc.	102,897	7,279,963
Noble Corp.	60,880	2,322,572
Rowan Cos., plc, Class A*	29,900	1,057,264
Schlumberger Ltd.	320,238	23,982,624

		62,887,791

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	120,694	10,554,690
Apache Corp.	94,430	7,286,219
Cabot Oil & Gas Corp.	50,768	3,432,425
Chesapeake Energy Corp.	125,500	2,561,455
Chevron Corp.	468,434	55,659,328
ConocoPhillips Co.	294,384	17,692,478
CONSOL Energy, Inc.	55,000	1,850,750
Denbury Resources, Inc.*	89,952	1,677,605
Devon Energy Corp.	91,000	5,134,220
EOG Resources, Inc.	65,500	8,388,585
EQT Corp.	36,267	2,457,089
Exxon Mobil Corp.#	1,080,230	97,339,525
Hess Corp.	71,650	5,130,857
Kinder Morgan, Inc.	152,287	5,890,461
Marathon Oil Corp.	170,614	5,753,104
Marathon Petroleum Corp.	79,957	7,164,147
Murphy Oil Corp.	43,700	2,785,001
Newfield Exploration Co.*	32,600	730,892
Noble Energy, Inc.	43,353	5,014,208
Occidental Petroleum Corp.	194,200	15,219,454
Peabody Energy Corp.	64,950	1,373,693
Phillips 66	149,892	10,487,943
Pioneer Natural Resources Co.	31,929	3,967,178
QEP Resources, Inc.	43,039	1,370,362
Range Resources Corp.	39,269	3,182,360
Southwestern Energy Co.*	84,543	3,150,072
Spectra Energy Corp.	161,056	4,952,472
Tesoro Corp.	33,154	1,941,167
Valero Energy Corp.	133,235	6,060,860
Williams Cos., Inc.	164,300	6,154,678
WPX Energy, Inc.*	48,233	772,693

		305,135,971

Total Energy		368,023,762

Financials (15.8%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	49,057	3,613,048
Bank of New York Mellon Corp.	280,519	7,851,727
BlackRock, Inc.	30,364	7,799,904
Charles Schwab Corp.	264,905	4,686,169
E*TRADE Financial Corp.*	68,790	736,741
Franklin Resources, Inc.	33,317	5,024,537
Goldman Sachs Group, Inc.	105,492	15,523,148
Invesco Ltd.	106,251	3,077,029
Legg Mason, Inc.	27,663	889,365
Morgan Stanley	330,913	7,273,468
Northern Trust Corp.	52,500	2,864,400
State Street Corp.	110,120	6,506,991
T. Rowe Price Group, Inc.	62,486	4,678,327

		70,524,854

Commercial Banks (2.7%)
BB&T Corp.	168,650	5,293,924
Comerica, Inc.	45,150	1,623,143
Fifth Third Bancorp	211,017	3,441,687
First Horizon National Corp.	58,596	625,805
Huntington Bancshares, Inc./Ohio	202,988	1,500,081
KeyCorp.	222,650	2,217,594
M&T Bank Corp.	29,450	3,038,062
PNC Financial Services Group, Inc.	127,379	8,470,704
Regions Financial Corp.	340,702	2,790,349
SunTrust Banks, Inc.	129,900	3,742,419
U.S. Bancorp	449,195	15,241,186
Wells Fargo & Co.	1,181,853	43,716,743
Zions Bancorp	44,400	1,109,556

		92,811,253

Consumer Finance (0.9%)
American Express Co.	231,710	15,631,156
Capital One Financial Corp.	140,344	7,711,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	119,371	$5,352,596
SLM Corp.	109,292	2,238,300

		30,933,955

Diversified Financial Services (3.7%)
Bank of America Corp.	2,608,771	31,774,831
Citigroup, Inc.	732,600	32,410,224
CME Group, Inc./Illinois	74,015	4,543,781
IntercontinentalExchange, Inc.*	17,547	2,861,389
JPMorgan Chase & Co.	922,841	43,798,034
Leucadia National Corp.	70,642	1,937,710
McGraw-Hill Cos., Inc.	67,700	3,525,816
Moody’s Corp.	46,676	2,488,764
NASDAQ OMX Group, Inc.	28,323	914,833
NYSE Euronext	58,521	2,261,251

		126,516,633

Insurance (4.1%)
ACE Ltd.	81,827	7,280,148
Aflac, Inc.	112,800	5,867,856
Allstate Corp.	115,076	5,646,779
American International Group, Inc.*	355,949	13,817,940
Aon plc	75,125	4,620,187
Assurant, Inc.	18,980	854,290
Berkshire Hathaway, Inc., Class B*	439,782	45,825,284
Chubb Corp.	62,900	5,505,637
Cincinnati Financial Corp.	35,363	1,668,780
Genworth Financial, Inc., Class A*	118,770	1,187,700
Hartford Financial Services Group, Inc.	105,200	2,714,160
Lincoln National Corp.	65,428	2,133,607
Loews Corp.	74,597	3,287,490
Marsh & McLennan Cos., Inc.	132,150	5,017,736
MetLife, Inc.	263,599	10,022,034
Principal Financial Group, Inc.	66,400	2,259,592
Progressive Corp.	133,950	3,384,917
Prudential Financial, Inc.	112,100	6,612,779
Torchmark Corp.	22,525	1,346,995
Travelers Cos., Inc.	91,174	7,675,939
Unum Group	64,970	1,835,403
XL Group plc	71,100	2,154,330

		140,719,583

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	95,242	7,326,015
Apartment Investment & Management Co. (REIT), Class A	35,063	1,075,032
AvalonBay Communities, Inc. (REIT)	27,444	3,476,331
Boston Properties, Inc. (REIT)	36,600	3,698,796
Equity Residential (REIT)	77,200	4,250,632
HCP, Inc. (REIT)	109,268	5,448,102
Health Care REIT, Inc. (REIT)	62,843	4,267,668
Host Hotels & Resorts, Inc. (REIT)	175,189	3,064,056
Kimco Realty Corp. (REIT)	98,270	2,201,248
Plum Creek Timber Co., Inc. (REIT)	39,150	2,043,630
Prologis, Inc. (REIT)	111,562	4,460,249
Public Storage (REIT)	34,800	5,300,736
Simon Property Group, Inc. (REIT)	75,605	11,987,929
Ventas, Inc. (REIT)	70,426	5,155,183
Vornado Realty Trust (REIT)	40,805	3,412,930
Weyerhaeuser Co. (REIT)	131,469	4,125,497

		71,294,034

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	73,250	1,849,562

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	114,614	990,265
People’s United Financial, Inc.	81,593	1,096,610

		2,086,875

Total Financials		536,736,749

Health Care (12.4%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	47,100	4,339,794
Amgen, Inc.	180,430	18,495,879
Biogen Idec, Inc.*	56,989	10,993,748
Celgene Corp.*	101,000	11,706,910
Gilead Sciences, Inc.*	367,000	17,957,310

		63,493,641

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	378,650	13,373,918
Baxter International, Inc.	131,600	9,559,424
Becton, Dickinson and Co.	46,800	4,474,548
Boston Scientific Corp.*	327,256	2,555,869
C.R. Bard, Inc.	18,350	1,849,313
CareFusion Corp.*	53,587	1,875,009
Covidien plc	113,796	7,719,921
DENTSPLY International, Inc.	34,430	1,460,520
Edwards Lifesciences Corp.*	27,529	2,261,783
Intuitive Surgical, Inc.*	9,763	4,795,488
Medtronic, Inc.	243,800	11,448,848
St. Jude Medical, Inc.	68,122	2,754,854
Stryker Corp.	69,750	4,550,490
Varian Medical Systems, Inc.*	26,338	1,896,336
Zimmer Holdings, Inc.	40,850	3,072,737

		73,649,058

Health Care Providers & Services (1.9%)
Aetna, Inc.	79,022	4,039,605
AmerisourceBergen Corp.	55,500	2,855,475
Cardinal Health, Inc.	82,175	3,420,123
Cigna Corp.	68,950	4,300,411
Coventry Health Care, Inc.	32,450	1,526,123
DaVita HealthCare Partners, Inc.*	20,394	2,418,524
Express Scripts Holding Co.*	197,355	11,377,516
Humana, Inc.	38,150	2,636,546
Laboratory Corp. of America Holdings*	22,500	2,029,500
McKesson Corp.	56,131	6,059,903
Patterson Cos., Inc.	20,100	764,604
Quest Diagnostics, Inc.	38,150	2,153,568
Tenet Healthcare Corp.*	25,075	1,193,069
UnitedHealth Group, Inc.	247,100	14,136,591
WellPoint, Inc.	73,250	4,851,348

		63,762,906

Health Care Technology (0.1%)
Cerner Corp.*	35,346	3,349,034

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	83,623	3,509,657
Life Technologies Corp.*	41,506	2,682,533
PerkinElmer, Inc.	27,400	921,736
Thermo Fisher Scientific, Inc.	86,200	6,593,438
Waters Corp.*	20,700	1,943,937

		15,651,301

Pharmaceuticals (5.9%)
AbbVie, Inc.	381,050	15,539,219
Actavis, Inc.*	30,850	2,841,594
Allergan, Inc.	74,200	8,282,946
Bristol-Myers Squibb Co.	394,773	16,260,700
Eli Lilly and Co.	240,660	13,667,081
Forest Laboratories, Inc.*	56,400	2,145,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hospira, Inc.*	39,810	$1,306,962
Johnson & Johnson	673,960	54,947,959
Merck & Co., Inc.	728,717	32,231,153
Mylan, Inc.*	95,350	2,759,429
Perrigo Co.	21,270	2,525,387
Pfizer, Inc.	1,733,286	50,022,634

		202,530,520

Total Health Care		422,436,460

Industrials (10.0%)
Aerospace & Defense (2.4%)
Boeing Co.	164,074	14,085,753
General Dynamics Corp.	80,100	5,647,851
Honeywell International, Inc.	189,012	14,242,054
L-3 Communications Holdings, Inc.	21,700	1,755,964
Lockheed Martin Corp.	64,608	6,235,964
Northrop Grumman Corp.	57,170	4,010,475
Precision Castparts Corp.	35,350	6,703,067
Raytheon Co.	78,450	4,612,076
Rockwell Collins, Inc.	32,950	2,079,804
Textron, Inc.	65,400	1,949,574
United Technologies Corp.	203,300	18,994,319

		80,316,901

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	38,852	2,310,140
Expeditors International of Washington, Inc.	49,748	1,776,501
FedEx Corp.	70,510	6,924,082
United Parcel Service, Inc., Class B	172,450	14,813,455

		25,824,178

Airlines (0.1%)
Southwest Airlines Co.	175,518	2,365,983

Building Products (0.0%)
Masco Corp.	85,950	1,740,488

Commercial Services & Supplies (0.6%)
ADT Corp.	55,918	2,736,627
Avery Dennison Corp.	24,100	1,037,987
Cintas Corp.	25,250	1,114,282
Iron Mountain, Inc.	40,338	1,464,673
Pitney Bowes, Inc.	48,500	720,710
Republic Services, Inc.	71,601	2,362,833
Stericycle, Inc.*	20,815	2,210,137
Tyco International Ltd.	112,336	3,594,752
Waste Management, Inc.	105,356	4,131,009

		19,373,010

Construction & Engineering (0.2%)
Fluor Corp.	39,200	2,600,136
Jacobs Engineering Group, Inc.*	31,414	1,766,723
Quanta Services, Inc.*	51,400	1,469,012

		5,835,871

Electrical Equipment (0.7%)
Eaton Corp. plc	113,575	6,956,469
Emerson Electric Co.	174,100	9,726,967
Rockwell Automation, Inc.	33,750	2,914,312
Roper Industries, Inc.	23,855	3,036,980

		22,634,728

Industrial Conglomerates (2.4%)
3M Co.	153,100	16,276,061
Danaher Corp.	139,800	8,688,570
General Electric Co.	2,506,983	57,961,447

		82,926,078

Machinery (1.8%)
Caterpillar, Inc.	157,900	13,732,563
Cummins, Inc.	42,600	4,933,506
Deere & Co.	93,900	8,073,522
Dover Corp.	42,100	3,068,248
Flowserve Corp.	11,597	1,944,933
Illinois Tool Works, Inc.	100,095	6,099,789
Ingersoll-Rand plc	66,415	3,653,489
Joy Global, Inc.	25,600	1,523,712
PACCAR, Inc.	85,150	4,305,184
Pall Corp.	26,750	1,828,898
Parker Hannifin Corp.	36,000	3,296,880
Pentair Ltd. (Registered)	49,658	2,619,459
Snap-on, Inc.	14,100	1,166,070
Stanley Black & Decker, Inc.	38,596	3,125,118
Xylem, Inc.	44,800	1,234,688

		60,606,059

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,856	824,454
Equifax, Inc.	29,050	1,672,990
Robert Half International, Inc.	33,600	1,261,008

		3,758,452

Road & Rail (0.8%)
CSX Corp.	246,100	6,061,443
Norfolk Southern Corp.	75,850	5,846,518
Ryder System, Inc.	12,400	740,900
Union Pacific Corp.	113,200	16,120,812

		28,769,673

Trading Companies & Distributors (0.2%)
Fastenal Co.	65,066	3,341,139
W.W. Grainger, Inc.	14,400	3,239,712

		6,580,851

Total Industrials		340,732,272

Information Technology (17.9%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	1,285,550	26,880,850
F5 Networks, Inc.*	19,000	1,692,520
Harris Corp.	27,184	1,259,707
JDS Uniphase Corp.*	56,650	757,411
Juniper Networks, Inc.*	124,300	2,304,522
Motorola Solutions, Inc.	66,514	4,258,891
QUALCOMM, Inc.	414,200	27,730,690

		64,884,591

Computers & Peripherals (4.1%)
Apple, Inc.	226,430	100,224,711
Dell, Inc.	352,102	5,045,622
EMC Corp.*	507,300	12,119,397
Hewlett-Packard Co.	470,729	11,222,179
NetApp, Inc.*	86,800	2,965,088
SanDisk Corp.*	58,250	3,203,750
Seagate Technology plc	76,960	2,813,657
Western Digital Corp.	52,220	2,625,622

		140,220,026

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	38,456	2,870,741
Corning, Inc.	354,992	4,732,043
FLIR Systems, Inc.	34,897	907,671
Jabil Circuit, Inc.	44,350	819,588
Molex, Inc.	33,300	975,024
TE Connectivity Ltd.	101,310	4,247,928

		14,552,995

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	42,858	1,512,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	281,350	$15,254,797
Google, Inc., Class A*	64,467	51,188,732
VeriSign, Inc.*	36,750	1,737,540
Yahoo!, Inc.*	233,597	5,496,537

		75,190,065

IT Services (3.9%)
Accenture plc, Class A	155,400	11,805,738
Automatic Data Processing, Inc.	116,950	7,604,089
Cognizant Technology Solutions Corp., Class A*	72,800	5,577,208
Computer Sciences Corp.	37,000	1,821,510
Fidelity National Information Services, Inc.	70,599	2,797,132
Fiserv, Inc.*	32,150	2,823,735
International Business Machines Corp.	252,601	53,879,793
Mastercard, Inc., Class A	25,450	13,771,759
Paychex, Inc.	77,975	2,734,583
SAIC, Inc.	68,400	926,820
Teradata Corp.*	39,955	2,337,767
Total System Services, Inc.	38,725	959,606
Visa, Inc., Class A	124,373	21,123,510
Western Union Co.	137,049	2,061,217

		130,224,467

Office Electronics (0.1%)
Xerox Corp.	294,996	2,536,966

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	146,300	373,065
Altera Corp.	77,000	2,731,190
Analog Devices, Inc.	73,750	3,428,637
Applied Materials, Inc.	289,300	3,899,764
Broadcom Corp., Class A	126,150	4,373,621
First Solar, Inc.*	14,400	388,224
Intel Corp.	1,192,480	26,055,688
KLA-Tencor Corp.	40,050	2,112,237
Lam Research Corp.*	39,088	1,620,588
Linear Technology Corp.	56,050	2,150,639
LSI Corp.*	132,500	898,350
Microchip Technology, Inc.	47,036	1,729,043
Micron Technology, Inc.*	246,350	2,458,573
NVIDIA Corp.	150,650	1,931,333
Teradyne, Inc.*	45,850	743,687
Texas Instruments, Inc.	266,331	9,449,424
Xilinx, Inc.	63,050	2,406,619

		66,750,682

Software (3.3%)
Adobe Systems, Inc.*	120,250	5,232,077
Autodesk, Inc.*	54,150	2,233,146
BMC Software, Inc.*	31,650	1,466,344
CA, Inc.	80,225	2,019,263
Citrix Systems, Inc.*	44,950	3,243,592
Electronic Arts, Inc.*	72,250	1,278,825
Intuit, Inc.	67,200	4,411,680
Microsoft Corp.	1,817,573	52,000,764
Oracle Corp.	890,297	28,792,205
Red Hat, Inc.*	46,510	2,351,546
Salesforce.com, Inc.*	32,518	5,815,194
Symantec Corp.*	166,090	4,099,101

		112,943,737

Total Information Technology		607,303,529

Materials (3.4%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	50,050	4,360,356
Airgas, Inc.	16,459	1,632,074
CF Industries Holdings, Inc.	15,245	2,902,191
Dow Chemical Co.	290,301	9,243,184
E.I. du Pont de Nemours & Co.	225,200	11,070,832
Eastman Chemical Co.	37,100	2,592,177
Ecolab, Inc.	64,041	5,134,807
FMC Corp.	33,160	1,891,115
International Flavors & Fragrances, Inc.	19,700	1,510,399
LyondellBasell Industries N.V., Class A	91,560	5,794,832
Monsanto Co.	129,248	13,652,466
Mosaic Co.	66,710	3,976,583
PPG Industries, Inc.	34,500	4,620,930
Praxair, Inc.	71,450	7,969,533
Sherwin-Williams Co.	20,750	3,504,468
Sigma-Aldrich Corp.	29,050	2,256,604

		82,112,551

Construction Materials (0.1%)
Vulcan Materials Co.	31,300	1,618,210

Containers & Packaging (0.2%)
Ball Corp.	36,000	1,712,880
Bemis Co., Inc.	24,750	998,910
MeadWestvaco Corp.	42,259	1,534,002
Owens-Illinois, Inc.*	39,482	1,052,195
Sealed Air Corp.	46,834	1,129,168

		6,427,155

Metals & Mining (0.6%)
Alcoa, Inc.	257,798	2,196,439
Allegheny Technologies, Inc.	25,850	819,703
Cliffs Natural Resources, Inc.	36,500	693,865
Freeport-McMoRan Copper & Gold, Inc.	228,888	7,576,193
Newmont Mining Corp.	119,700	5,014,233
Nucor Corp.	76,550	3,532,783
United States Steel Corp.	34,700	676,650

		20,509,866

Paper & Forest Products (0.1%)
International Paper Co.	106,335	4,953,084

Total Materials		115,620,866

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,324,025	48,578,477
CenturyLink, Inc.	150,830	5,298,658
Frontier Communications Corp.	240,590	957,548
Verizon Communications, Inc.	689,096	33,869,069
Windstream Corp.	142,286	1,131,174

		89,834,926

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	70,650	4,920,066
MetroPCS Communications, Inc.*	77,150	840,935
Sprint Nextel Corp.*	725,891	4,507,783

		10,268,784

Total Telecommunication Services		100,103,710

Utilities (3.5%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	117,030	5,691,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	169,900	$12,333,041
Edison International	78,500	3,950,120
Entergy Corp.	42,950	2,716,158
Exelon Corp.	206,120	7,107,018
FirstEnergy Corp.	100,832	4,255,110
NextEra Energy, Inc.	102,150	7,935,012
Northeast Utilities	75,794	3,294,007
Pepco Holdings, Inc.	55,455	1,186,737
Pinnacle West Capital Corp.	26,400	1,528,296
PPL Corp.	140,488	4,398,679
Southern Co.	209,450	9,827,394
Xcel Energy, Inc.	117,645	3,494,057

		67,716,798

Gas Utilities (0.1%)
AGL Resources, Inc.	28,360	1,189,702
ONEOK, Inc.	49,414	2,355,565

		3,545,267

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	149,200	1,875,444
NRG Energy, Inc.	77,868	2,062,723

		3,938,167

Multi-Utilities (1.3%)
Ameren Corp.	58,450	2,046,919
CenterPoint Energy, Inc.	103,050	2,469,078
CMS Energy Corp.	63,800	1,782,572
Consolidated Edison, Inc.	70,550	4,305,666
Dominion Resources, Inc.	138,946	8,083,878
DTE Energy Co.	41,550	2,839,527
Integrys Energy Group, Inc.	18,924	1,100,620
NiSource, Inc.	74,959	2,199,297
PG&E Corp.	105,700	4,706,821
Public Service Enterprise Group, Inc.	121,900	4,186,046
SCANA Corp.	31,911	1,632,567
Sempra Energy.	54,522	4,358,489
TECO Energy, Inc.	49,200	876,744
Wisconsin Energy Corp.	55,204	2,367,700

		42,955,924

Total Utilities		118,156,156

Total Investments (99.2%) (Cost $2,393,029,107)		3,370,371,358
Other Assets Less Liabilities (0.8%)		25,640,211

Net Assets (100%)		$3,396,011,569

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,949,470.

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	292	June-13	$22,402,079	$22,815,420	$413,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$391,799,051	$—	$—	$391,799,051
Consumer Staples	369,458,803	—	—	369,458,803
Energy	368,023,762	—	—	368,023,762
Financials	536,736,749	—	—	536,736,749
Health Care	422,436,460	—	—	422,436,460
Industrials	340,732,272	—	—	340,732,272
Information Technology	607,303,529	—	—	607,303,529
Materials	115,620,866	—	—	115,620,866
Telecommunication Services	100,103,710	—	—	100,103,710
Utilities	118,156,156	—	—	118,156,156
Futures	413,341	—	—	413,341

Total Assets	$3,370,784,699	$—	$—	$3,370,784,699

Total Liabilities	$—	$—	$—	$—

Total	$3,370,784,699	$—	$—	$3,370,784,699

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013. were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,834,711
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,968,008

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,262,519,830
Aggregate gross unrealized depreciation	(336,943,977)

Net unrealized appreciation	$925,575,853

Federal income tax cost of investments	$2,444,795,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	2,948	$70,781
BorgWarner, Inc.*	12,916	998,923
Delphi Automotive plc	36,989	1,642,312
Gentex Corp.	16,256	325,283
Goodyear Tire & Rubber Co.*	27,581	347,796
Visteon Corp.*	354	20,426

		3,405,521

Automobiles (0.1%)
Harley-Davidson, Inc.	26,089	1,390,544
Tesla Motors, Inc.*	7,974	302,135
Thor Industries, Inc.	335	12,324

		1,705,003

Distributors (0.1%)
Genuine Parts Co.	17,569	1,370,382
LKQ Corp.*	33,227	723,020

		2,093,402

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	10,826	188,264
H&R Block, Inc.	19,392	570,512
ITT Educational Services, Inc.*	2,842	39,163
Weight Watchers International, Inc.	2,999	126,288

		924,227

Hotels, Restaurants & Leisure (2.3%)
Bally Technologies, Inc.*	4,612	239,686
Brinker International, Inc.	8,497	319,912
Chipotle Mexican Grill, Inc.*	3,573	1,164,333
Choice Hotels International, Inc.	301	12,735
Darden Restaurants, Inc.	14,499	749,308
Dunkin’ Brands Group, Inc.	8,027	296,036
International Game Technology	16,681	275,236
Las Vegas Sands Corp.	159,296	8,976,330
Marriott International, Inc., Class A	25,588	1,080,581
McDonald’s Corp.	114,509	11,415,402
Norwegian Cruise Line Holdings Ltd.*	581	17,227
Panera Bread Co., Class A*	3,194	527,777
Penn National Gaming, Inc.*	560	30,481
Starbucks Corp.	85,468	4,868,257
Starwood Hotels & Resorts
Worldwide, Inc.	22,272	1,419,395
Wyndham Worldwide Corp.	15,820	1,020,074
Wynn Resorts Ltd.	8,982	1,124,187
Yum! Brands, Inc.	51,896	3,733,398

		37,270,355

Household Durables (0.1%)
D.R. Horton, Inc.	2,326	56,522
Garmin Ltd.	865	28,580
Jarden Corp.*	3,086	132,214
NVR, Inc.*	510	550,856
Tempur-Pedic International, Inc.*	6,713	333,166
Tupperware Brands Corp.	6,302	515,125

		1,616,463

Internet & Catalog Retail (2.6%)
Amazon.com, Inc.*	103,764	27,652,068
Expedia, Inc.	141,590	8,496,816
Groupon, Inc.*	4,537	27,767
HomeAway, Inc.*	3,252	105,690
Liberty Interactive Corp.*	9,007	192,570
Liberty Ventures*	566	42,778
Netflix, Inc.*	6,257	1,185,138
priceline.com, Inc.*	5,611	3,859,975
TripAdvisor, Inc.*	9,769	513,068

		42,075,870

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	11,746	516,119
Mattel, Inc.	29,706	1,300,826
Polaris Industries, Inc.	7,291	674,345

		2,491,290

Media (6.0%)
AMC Networks, Inc., Class A*	6,436	406,627
Cablevision Systems Corp. - New York Group, Class A	2,613	39,090
CBS Corp., Class B	186,798	8,721,599
Charter Communications, Inc., Class A*	5,497	572,677
Cinemark Holdings, Inc.	12,948	381,189
Clear Channel Outdoor Holdings, Inc., Class A*	2,713	20,320
Comcast Corp., Class A	144,032	6,050,784
DIRECTV*	64,640	3,659,270
Discovery Communications, Inc., Class A*	86,015	6,772,821
Discovery Communications, Inc., Class C*	35,600	2,475,624
DISH Network Corp., Class A	94,174	3,569,195
Interpublic Group of Cos., Inc.	3,111	40,536
John Wiley & Sons, Inc., Class A	2,279	88,790
Lamar Advertising Co., Class A*	7,492	364,186
Liberty Global, Inc., Class A*	181,772	13,342,065
Liberty Media Corp.*	845	94,327
Madison Square Garden Co., Class A*	375	21,600
Morningstar, Inc.	2,706	189,204
News Corp., Class A	81,196	2,478,102
Omnicom Group, Inc.	30,721	1,809,467
Pandora Media, Inc.*	11,502	162,868
Regal Entertainment Group, Class A	3,362	56,045
Scripps Networks Interactive, Inc., Class A	9,573	615,927
Sirius XM Radio, Inc.	3,764,628	11,595,054
Starz - Liberty Capital*	845	18,717
Time Warner Cable, Inc.	33,330	3,201,680
Viacom, Inc., Class B	298,725	18,392,498
Virgin Media, Inc.	31,301	1,532,810
Walt Disney Co.	206,095	11,706,196

		98,379,268

Multiline Retail (0.3%)
Big Lots, Inc.*	6,715	236,838
Dollar General Corp.*	20,814	1,052,772
Dollar Tree, Inc.*	26,139	1,265,912
Family Dollar Stores, Inc.	10,893	643,232
Kohl’s Corp.	1,791	82,619
Macy’s, Inc.	6,310	264,010
Nordstrom, Inc.	17,273	953,988
Target Corp.	4,174	285,710

		4,785,081

Specialty Retail (3.1%)
Aaron’s, Inc.	6,516	186,879
Advance Auto Parts, Inc.	8,285	684,755
American Eagle Outfitters, Inc.	17,141	320,537
Ascena Retail Group, Inc.*	13,851	256,936
AutoNation, Inc.*	2,069	90,519
AutoZone, Inc.*	4,133	1,639,850
Bed Bath & Beyond, Inc.*	26,197	1,687,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	136,568	$5,694,885
Chico’s FAS, Inc.	13,270	222,936
Dick’s Sporting Goods, Inc.	10,464	494,947
DSW, Inc., Class A	3,486	222,407
Foot Locker, Inc.	3,529	120,833
Gap, Inc.	34,139	1,208,521
GNC Holdings, Inc., Class A	7,766	305,048
Home Depot, Inc.	348,055	24,287,278
L Brands, Inc.	27,203	1,214,886
Lowe’s Cos., Inc.	16,604	629,624
O’Reilly Automotive, Inc.*	12,802	1,312,845
PetSmart, Inc.	12,215	758,551
Ross Stores, Inc.	25,528	1,547,507
Sally Beauty Holdings, Inc.*	16,355	480,510
Tiffany & Co.	11,996	834,202
TJX Cos., Inc.	83,491	3,903,204
Tractor Supply Co.	8,120	845,536
Ulta Salon Cosmetics & Fragrance, Inc.*	7,087	575,252
Urban Outfitters, Inc.*	11,995	464,686
Williams-Sonoma, Inc.	5,592	288,100

		50,278,845

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.*	5,454	312,351
Coach, Inc.	32,382	1,618,776
Deckers Outdoor Corp.*	2,474	137,777
Fossil, Inc.*	6,156	594,670
Hanesbrands, Inc.*	10,996	500,978
Michael Kors Holdings Ltd.*	9,554	542,572
NIKE, Inc., Class B	81,502	4,809,433
PVH Corp.	7,809	834,079
Ralph Lauren Corp.	66,647	11,284,003
Under Armour, Inc., Class A*	104,855	5,368,576
VF Corp.	9,877	1,656,867

		27,660,082

Total Consumer Discretionary		272,685,407

Consumer Staples (8.6%)
Beverages (2.5%)
Brown-Forman Corp., Class B	14,733	1,051,936
Coca-Cola Co.	595,639	24,087,641
Coca-Cola Enterprises, Inc.	2,443	90,196
Dr. Pepper Snapple Group, Inc.	23,871	1,120,743
Monster Beverage Corp.*	15,805	754,531
PepsiCo, Inc.	176,225	13,941,160

		41,046,207

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	48,818	5,180,078
CVS Caremark Corp.	29,170	1,604,058
Fresh Market, Inc.*	3,099	132,544
Kroger Co.	59,452	1,970,239
Safeway, Inc.	3,745	98,681
Sysco Corp.	34,787	1,223,459
Wal-Mart Stores, Inc.	150,259	11,243,881
Whole Foods Market, Inc.	20,685	1,794,424

		23,247,364

Food Products (1.4%)
Campbell Soup Co.	15,475	701,946
Dean Foods Co.*	17,843	323,494
Flowers Foods, Inc.	12,638	416,296
General Mills, Inc.	57,113	2,816,242
Green Mountain Coffee Roasters, Inc.*	13,123	744,861
H.J. Heinz Co.	22,458	1,623,040
Hershey Co.	16,911	1,480,220
Hillshire Brands Co.	11,398	400,640
Hormel Foods Corp.	8,654	357,583
Ingredion, Inc.	1,844	133,358
Kellogg Co.	25,732	1,657,913
Kraft Foods Group, Inc.	3,465	178,551
McCormick & Co., Inc. (Non-Voting)	14,943	1,099,058
Mead Johnson Nutrition Co.	135,658	10,506,712
Mondelez International, Inc., Class A	10,392	318,099
WhiteWave Foods Co., Class A*	1,548	26,424

		22,784,437

Household Products (0.8%)
Church & Dwight Co., Inc.	9,659	624,261
Clorox Co.	908	80,385
Colgate-Palmolive Co.	49,313	5,820,413
Kimberly-Clark Corp.	39,501	3,870,308
Procter & Gamble Co.	22,540	1,736,933

		12,132,300

Personal Products (1.0%)
Avon Products, Inc.	37,520	777,790
Estee Lauder Cos., Inc., Class A	224,614	14,382,034
Herbalife Ltd.	12,172	455,841
Nu Skin Enterprises, Inc., Class A	6,048	267,322

		15,882,987

Tobacco (1.5%)
Altria Group, Inc.	177,925	6,118,841
Lorillard, Inc.	44,121	1,780,283
Philip Morris International, Inc.	176,613	16,373,791
Reynolds American, Inc.	12,466	554,612

		24,827,527

Total Consumer Staples		139,920,822

Energy (3.9%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	2,025	106,394
Cameron International Corp.*	21,315	1,389,738
CARBO Ceramics, Inc.	2,225	202,631
Dresser-Rand Group, Inc.*	8,525	525,652
Era Group, Inc.*	1,080	22,680
FMC Technologies, Inc.*	229,097	12,460,586
Halliburton Co.	33,180	1,340,804
Helmerich & Payne, Inc.	2,499	151,689
National Oilwell Varco, Inc.	10,951	774,783
Oceaneering International, Inc.	12,205	810,534
Oil States International, Inc.*	5,325	434,360
RPC, Inc.	5,997	90,975
Schlumberger Ltd.	195,188	14,617,629
SEACOR Holdings, Inc.	1,080	79,574

		33,008,029

Oil, Gas & Consumable Fuels (1.9%)
Cabot Oil & Gas Corp.	23,646	1,598,706
Cheniere Energy, Inc.*	15,804	442,512
Cobalt International Energy, Inc.*	19,533	550,831
Concho Resources, Inc.*	31,922	3,110,161
Continental Resources, Inc.*	4,754	413,265
EOG Resources, Inc.	79,862	10,227,926
Golar LNG Ltd.	4,903	181,215
Kinder Morgan, Inc.	55,052	2,129,411
Kosmos Energy Ltd.*	7,969	90,050
Laredo Petroleum Holdings, Inc.*	2,139	39,122
Noble Energy, Inc.	39,839	4,607,779
Pioneer Natural Resources Co.	12,592	1,564,556

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Range Resources Corp.	18,276	$1,481,087
SM Energy Co.	6,024	356,741
Southwestern Energy Co.*	13,615	507,295
Whiting Petroleum Corp.*	1,870	95,071
Williams Cos., Inc.	75,955	2,845,274
World Fuel Services Corp.	2,595	103,073

		30,344,075

Total Energy		63,352,104

Financials (4.1%)
Capital Markets (0.5%)
Affiliated Managers Group, Inc.*	4,318	663,115
BlackRock, Inc.	7,678	1,972,325
Eaton Vance Corp.	13,016	544,459
Federated Investors, Inc., Class B	8,630	204,272
Franklin Resources, Inc.	3,640	548,949
Lazard Ltd., Class A	12,885	439,765
LPL Financial Holdings, Inc.	4,893	157,750
SEI Investments Co.	15,471	446,339
T. Rowe Price Group, Inc.	28,745	2,152,138
Waddell & Reed Financial, Inc., Class A	9,731	426,023

		7,555,135

Commercial Banks (0.0%)
Signature Bank/New York*	935	73,641

Consumer Finance (0.5%)
American Express Co.	72,547	4,894,021
Discover Financial Services	66,862	2,998,092

		7,892,113

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	8,527	314,987
IntercontinentalExchange, Inc.*	8,198	1,336,848
JPMorgan Chase & Co.	7,001	332,267
Leucadia National Corp.	5,253	144,090
McGraw-Hill Cos., Inc.	78,080	4,066,406
Moody’s Corp.	111,733	5,957,604
MSCI, Inc.*	13,699	464,807

		12,617,009

Insurance (0.8%)
Allied World Assurance Co. Holdings AG	2,088	193,599
American International Group, Inc.*	213,800	8,299,716
Aon plc	3,128	192,372
Arch Capital Group Ltd.*	1,712	90,000
Arthur J. Gallagher & Co.	13,359	551,860
Brown & Brown, Inc.	1,155	37,006
Endurance Specialty Holdings Ltd.	491	23,475
Erie Indemnity Co., Class A	2,912	219,943
Hanover Insurance Group, Inc.	2,330	115,754
Marsh & McLennan Cos., Inc.	48,753	1,851,152
Travelers Cos., Inc.	19,026	1,601,799
Validus Holdings Ltd.	1,685	62,969

		13,239,645

Real Estate Investment Trusts (REITs) (1.5%)
American Campus Communities, Inc. (REIT)	1,047	47,471
American Tower Corp. (REIT)	118,262	9,096,713
Apartment Investment & Management Co. (REIT), Class A	11,532	353,571
Boston Properties, Inc. (REIT)	2,854	288,425
BRE Properties, Inc. (REIT)	2,419	117,757
Camden Property Trust (REIT)	6,814	467,986
Digital Realty Trust, Inc. (REIT)	14,042	939,550
Equity Lifestyle Properties, Inc. (REIT)	3,845	295,296
Equity Residential (REIT)	2,819	155,214
Essex Property Trust, Inc. (REIT)	4,088	615,571
Extra Space Storage, Inc. (REIT)	7,728	303,479
Federal Realty Investment Trust (REIT)	5,654	610,858
HCP, Inc. (REIT)	3,543	176,654
Home Properties, Inc. (REIT)	2,999	190,197
Kilroy Realty Corp. (REIT)	666	34,898
Mid-America Apartment Communities, Inc. (REIT)	4,356	300,825
Plum Creek Timber Co., Inc. (REIT)	18,199	949,988
Post Properties, Inc. (REIT)	2,469	116,290
Public Storage (REIT)	16,077	2,448,849
Rayonier, Inc. (REIT)	10,930	652,193
Regency Centers Corp. (REIT)	6,102	322,857
Simon Property Group, Inc. (REIT)	28,732	4,555,746
Tanger Factory Outlet Centers (REIT)	10,440	377,719
Taubman Centers, Inc. (REIT)	2,061	160,057
Weyerhaeuser Co. (REIT)	19,382	608,207

		24,186,371

Real Estate Management & Development (0.0%)
Alexander & Baldwin, Inc.*	293	10,475
CBRE Group, Inc., Class A*	36,971	933,518
Realogy Holdings Corp.*	1,369	66,862
St. Joe Co.*	850	18,062

		1,028,917

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	8,223	110,517

Total Financials		66,703,348

Health Care (10.8%)
Biotechnology (3.1%)
Alexion Pharmaceuticals, Inc.*	21,645	1,994,370
Amgen, Inc.	87,631	8,983,054
ARIAD Pharmaceuticals, Inc.*	18,934	342,516
Biogen Idec, Inc.*	26,994	5,207,412
BioMarin Pharmaceutical, Inc.*	13,769	857,258
Celgene Corp.*	49,635	5,753,193
Gilead Sciences, Inc.*	346,725	16,965,254
Incyte Corp.*	10,846	253,905
Medivation, Inc.*	8,171	382,158
Myriad Genetics, Inc.*	9,567	243,002
Onyx Pharmaceuticals, Inc.*	7,764	689,909
Regeneron Pharmaceuticals, Inc.*	8,704	1,535,386
United Therapeutics Corp.*	102,065	6,212,697
Vertex Pharmaceuticals, Inc.*	23,784	1,307,644

		50,727,758

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	469,970	16,599,341
Baxter International, Inc.	56,768	4,123,628
Becton, Dickinson and Co.	21,288	2,035,346
C.R. Bard, Inc.	9,458	953,177
Cooper Cos., Inc.	1,591	171,637
Covidien plc	2,773	188,120
DENTSPLY International, Inc.	7,126	302,285
Edwards Lifesciences Corp.*	12,914	1,061,014
IDEXX Laboratories, Inc.*	6,203	573,095
Intuitive Surgical, Inc.*	14,112	6,931,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic, Inc.	7,131	$334,872
ResMed, Inc.	16,088	745,840
Sirona Dental Systems, Inc.*	1,144	84,347
St. Jude Medical, Inc.	25,214	1,019,654
Stryker Corp.	25,685	1,675,689
Thoratec Corp.*	6,614	248,025
Varian Medical Systems, Inc.*	12,565	904,680
Zimmer Holdings, Inc.	1,964	147,732

		38,100,155

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	26,535	1,365,226
Cardinal Health, Inc.	21,060	876,517
Catamaran Corp.*	23,059	1,222,819
DaVita HealthCare Partners, Inc.*	10,593	1,256,224
Express Scripts Holding Co.*	90,761	5,232,372
HCA Holdings, Inc.	12,050	489,591
Henry Schein, Inc.*	5,753	532,440
Laboratory Corp. of America Holdings*	10,908	983,902
McKesson Corp.	26,525	2,863,639
Patterson Cos., Inc.	9,751	370,928
Quest Diagnostics, Inc.	2,111	119,166
Tenet Healthcare Corp.*	641	30,499
Universal Health Services, Inc., Class B	607	38,769
WellPoint, Inc.	2,123	140,606

		15,522,698

Health Care Technology (0.1%)
Cerner Corp.*	16,327	1,546,983

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	39,172	1,644,049
Bruker Corp.*	10,506	200,664
Charles River Laboratories International, Inc.*	3,503	155,078
Covance, Inc.*	409	30,397
Illumina, Inc.*	13,912	751,248
Life Technologies Corp.*	1,905	123,120
Mettler-Toledo International, Inc.*	3,544	755,652
Techne Corp.	4,151	281,645
Waters Corp.*	10,015	940,509

		4,882,362

Pharmaceuticals (4.0%)
AbbVie, Inc.	228,392	9,313,826
Actavis, Inc.*	14,357	1,322,423
Allergan, Inc.	170,870	19,074,218
Bristol-Myers Squibb Co.	172,815	7,118,250
Eli Lilly and Co.	42,028	2,386,770
Endo Health Solutions, Inc.*	8,310	255,616
Johnson & Johnson	69,629	5,676,852
Merck & Co., Inc.	134,400	5,944,512
Mylan, Inc.*	42,034	1,216,464
Perrigo Co.	10,527	1,249,871
Salix Pharmaceuticals Ltd.*	6,544	334,922
Valeant Pharmaceuticals International, Inc.*	79,700	5,979,094
Warner Chilcott plc, Class A	18,886	255,905
Zoetis, Inc.*	121,416	4,055,294

		64,184,017

Total Health Care		174,963,973

Industrials (10.8%)
Aerospace & Defense (3.0%)
B/E Aerospace, Inc.*	11,031	665,059
Boeing Co.	76,216	6,543,144
Honeywell International, Inc.	87,798	6,615,579
Lockheed Martin Corp.	26,174	2,526,314
Precision Castparts Corp.	62,907	11,928,425
Rockwell Collins, Inc.	15,812	998,053
Spirit AeroSystems Holdings, Inc., Class A*	3,013	57,217
Textron, Inc.	1,962	58,487
TransDigm Group, Inc.	5,756	880,208
Triumph Group, Inc.	1,943	152,526
United Technologies Corp.	188,131	17,577,079

		48,002,091

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	18,325	1,089,605
Expeditors International of Washington, Inc.	21,638	772,693
FedEx Corp.	2,240	219,968
United Parcel Service, Inc., Class B	81,627	7,011,759

		9,094,025

Airlines (0.2%)
Copa Holdings S.A., Class A	3,016	360,744
Delta Air Lines, Inc.*	61,183	1,010,131
Southwest Airlines Co.	16,791	226,343
United Continental Holdings, Inc.*	37,420	1,197,814

		2,795,032

Building Products (0.1%)
Armstrong World Industries, Inc.*	2,349	131,286
Fortune Brands Home & Security, Inc.*	2,971	111,204
Lennox International, Inc.	5,745	364,750
Masco Corp.	40,243	814,921

		1,422,161

Commercial Services & Supplies (0.2%)
Cintas Corp.	5,565	245,584
Clean Harbors, Inc.*	5,515	320,366
Copart, Inc.*	11,483	393,637
Covanta Holding Corp.	918	18,498
Iron Mountain, Inc.	17,478	634,626
Pitney Bowes, Inc.	11,827	175,749
Rollins, Inc.	7,200	176,760
Stericycle, Inc.*	9,588	1,018,054
Waste Connections, Inc.	852	30,655

		3,013,929

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,734	418,182
Fluor Corp.	14,237	944,340

		1,362,522

Electrical Equipment (1.4%)
AMETEK, Inc.	27,170	1,178,091
Babcock & Wilcox Co.	13,370	379,842
Eaton Corp. plc	139,029	8,515,526
Emerson Electric Co.	69,520	3,884,082
General Cable Corp.*	355	13,004
Hubbell, Inc., Class B	5,527	536,727
Polypore International, Inc.*	5,246	210,784
Rockwell Automation, Inc.	16,083	1,388,767
Roper Industries, Inc.	51,779	6,591,985

		22,698,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.4%)
3M Co.	70,288	$7,472,317
Carlisle Cos., Inc.	598	40,539
Danaher Corp.	253,507	15,755,460

		23,268,316

Machinery (1.5%)
Caterpillar, Inc.	73,523	6,394,295
Colfax Corp.*	1,064	49,519
Cummins, Inc.	21,656	2,507,981
Deere & Co.	44,817	3,853,366
Donaldson Co., Inc.	16,781	607,304
Flowserve Corp.	5,167	866,558
Graco, Inc.	6,813	395,358
IDEX Corp.	1,824	97,438
Illinois Tool Works, Inc.	42,873	2,612,681
Ingersoll-Rand plc	27,603	1,518,441
ITT Corp.	2,459	69,909
Joy Global, Inc.	11,926	709,835
Lincoln Electric Holdings, Inc.	9,433	511,080
Manitowoc Co., Inc.	11,360	233,562
Nordson Corp.	6,719	443,118
PACCAR, Inc.	9,085	459,338
Pall Corp.	13,050	892,228
Parker Hannifin Corp.	7,660	701,503
Snap-on, Inc.	1,313	108,585
SPX Corp.	1,751	138,259
Timken Co.	900	50,922
Toro Co.	6,748	310,678
Valmont Industries, Inc.	2,630	413,620
WABCO Holdings, Inc.*	6,739	475,706
Wabtec Corp.	5,429	554,355
Xylem, Inc.	2,282	62,892

		25,038,531

Marine (0.0%)
Kirby Corp.*	4,667	358,425
Matson, Inc.	293	7,208

		365,633

Professional Services (0.5%)
Dun & Bradstreet Corp.	3,405	284,828
Equifax, Inc.	12,210	703,174
IHS, Inc., Class A*	5,675	594,286
Nielsen Holdings N.V.	3,414	122,290
Robert Half International, Inc.	16,114	604,758
Verisk Analytics, Inc., Class A*	104,393	6,433,741

		8,743,077

Road & Rail (1.2%)
Con-way, Inc.	3,511	123,623
CSX Corp.	79,275	1,952,543
Hertz Global Holdings, Inc.*	15,854	352,910
J.B. Hunt Transport Services, Inc.	10,121	753,812
Kansas City Southern	9,668	1,072,181
Landstar System, Inc.	5,292	302,120
Union Pacific Corp.	109,736	15,627,504

		20,184,693

Trading Companies & Distributors (0.6%)
Fastenal Co.	33,363	1,713,190
MRC Global, Inc.*	1,574	51,832
MSC Industrial Direct Co., Inc., Class A	5,135	440,480
United Rentals, Inc.*	102,270	5,621,782
W.W. Grainger, Inc.	6,584	1,481,268

		9,308,552

Total Industrials		175,297,370

Information Technology (23.6%)
Communications Equipment (2.1%)
Acme Packet, Inc.*	6,560	191,683
EchoStar Corp., Class A*	1,176	45,829
F5 Networks, Inc.*	35,909	3,198,774
Harris Corp.	3,810	176,555
Motorola Solutions, Inc.	31,127	1,993,062
Palo Alto Networks, Inc.*	639	36,167
QUALCOMM, Inc.	420,162	28,129,846
Riverbed Technology, Inc.*	18,335	273,375

		34,045,291

Computers & Peripherals (3.7%)
Apple, Inc.	119,366	52,834,972
Diebold, Inc.	505	15,312
EMC Corp.*	236,595	5,652,254
Fusion-io, Inc.*	7,605	124,494
NCR Corp.*	17,897	493,241
NetApp, Inc.*	27,448	937,624
Stratasys Ltd.*	1,440	106,877
Western Digital Corp.	10,143	509,990

		60,674,764

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	18,257	1,362,885
Dolby Laboratories, Inc., Class A	3,311	111,117
FLIR Systems, Inc.	14,079	366,195
IPG Photonics Corp.	3,592	238,545
Jabil Circuit, Inc.	3,765	69,577
National Instruments Corp.	10,520	344,530
Trimble Navigation Ltd.*	28,194	844,692

		3,337,541

Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	18,659	658,476
AOL, Inc.*	2,163	83,254
eBay, Inc.*	406,798	22,056,587
Equinix, Inc.*	5,418	1,171,968
Facebook, Inc., Class A*	213,458	5,460,256
Google, Inc., Class A*	60,705	48,201,591
IAC/InterActiveCorp	1,392	62,195
LinkedIn Corp., Class A*	33,502	5,898,362
Rackspace Hosting, Inc.*	12,292	620,500
VeriSign, Inc.*	16,380	774,446

		84,987,635

IT Services (6.4%)
Accenture plc, Class A	72,551	5,511,700
Alliance Data Systems Corp.*	37,216	6,024,898
Automatic Data Processing, Inc.	55,111	3,583,317
Broadridge Financial Solutions, Inc.	14,078	349,698
Cognizant Technology Solutions Corp., Class A*	34,311	2,628,566
DST Systems, Inc.	607	43,261
Fiserv, Inc.*	12,719	1,117,110
FleetCor Technologies, Inc.*	5,488	420,765
Gartner, Inc.*	121,413	6,606,081
Genpact Ltd.	11,461	208,476
Global Payments, Inc.	8,854	439,690
International Business Machines Corp.	122,824	26,198,359
Jack Henry & Associates, Inc.	9,840	454,706
Lender Processing Services, Inc.	9,527	242,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mastercard, Inc., Class A	31,239	$16,904,360
NeuStar, Inc., Class A*	7,540	350,836
Paychex, Inc.	34,041	1,193,818
SAIC, Inc.	11,337	153,616
Teradata Corp.*	155,810	9,116,443
Total System Services, Inc.	15,671	388,327
Vantiv, Inc., Class A*	4,449	105,619
VeriFone Systems, Inc.*	12,132	250,890
Visa, Inc., Class A	121,298	20,601,252
Western Union Co.	66,270	996,701

		103,891,047

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	959	45,198

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	70,849	180,665
Altera Corp.	36,357	1,289,583
Analog Devices, Inc.	2,860	132,961
Atmel Corp.*	4,415	30,728
Avago Technologies Ltd.	25,864	929,035
Broadcom Corp., Class A	38,496	1,334,656
Cypress Semiconductor Corp.*	9,483	104,598
Freescale Semiconductor Ltd.*	5,351	79,676
Intel Corp.	421,197	9,203,155
Lam Research Corp.*	6,104	253,072
Linear Technology Corp.	25,942	995,395
LSI Corp.*	64,119	434,727
Maxim Integrated Products, Inc.	16,466	537,615
Microchip Technology, Inc.	21,816	801,956
Silicon Laboratories, Inc.*	4,409	182,356
Skyworks Solutions, Inc.*	19,045	419,561
Teradyne, Inc.*	2,552	41,393
Texas Instruments, Inc.	86,653	3,074,448
Xilinx, Inc.	29,739	1,135,138

		21,160,718

Software (4.7%)
Adobe Systems, Inc.*	32,035	1,393,843
ANSYS, Inc.*	10,497	854,666
Autodesk, Inc.*	26,039	1,073,848
BMC Software, Inc.*	16,116	746,654
CA, Inc.	2,284	57,488
Cadence Design Systems, Inc.*	30,954	431,189
Citrix Systems, Inc.*	118,899	8,579,752
Compuware Corp.*	1,351	16,888
Concur Technologies, Inc.*	5,136	352,638
FactSet Research Systems, Inc.	5,062	468,741
Fortinet, Inc.*	14,719	348,546
Informatica Corp.*	12,201	420,568
Intuit, Inc.	33,092	2,172,490
MICROS Systems, Inc.*	9,055	412,093
Microsoft Corp.	848,147	24,265,486
NetSuite, Inc.*	3,537	283,172
Nuance Communications, Inc.*	27,232	549,542
Oracle Corp.	430,530	13,923,340
Red Hat, Inc.*	21,733	1,098,821
Rovi Corp.*	2,396	51,298
Salesforce.com, Inc.*	66,316	11,859,290
ServiceNow, Inc.*	1,304	47,205
SolarWinds, Inc.*	6,944	410,390
Solera Holdings, Inc.	7,832	456,841
Splunk, Inc.*	120,391	4,819,252
Symantec Corp.*	4,607	113,701
Synopsys, Inc.*	1,198	42,984
TIBCO Software, Inc.*	18,591	375,910
VMware, Inc., Class A*	9,966	786,118
Workday, Inc., Class A*	2,201	135,648
Zynga, Inc., Class A*	15,750	52,920

		76,601,322

Total Information Technology		384,743,516

Materials (2.6%)
Chemicals (2.4%)
Airgas, Inc.	7,739	767,399
Albemarle Corp.	5,670	354,488
Celanese Corp.	17,625	776,381
CF Industries Holdings, Inc.	1,642	312,588
E.I. du Pont de Nemours & Co.	105,586	5,190,608
Eastman Chemical Co.	14,110	985,866
Ecolab, Inc.	29,303	2,349,515
FMC Corp.	15,454	881,342
International Flavors & Fragrances, Inc.	9,136	700,457
Intrepid Potash, Inc.	2,825	52,997
LyondellBasell Industries N.V., Class A	2,644	167,339
Monsanto Co.	143,778	15,187,270
NewMarket Corp.	987	256,975
PPG Industries, Inc.	15,943	2,135,405
Praxair, Inc.	33,656	3,753,990
Rockwood Holdings, Inc.	2,331	152,541
RPM International, Inc.	5,768	182,153
Scotts Miracle-Gro Co., Class A	4,184	180,916
Sherwin-Williams Co.	9,787	1,652,926
Sigma-Aldrich Corp.	13,623	1,058,235
Valspar Corp.	10,493	653,189
W.R. Grace & Co.*	7,686	595,742
Westlake Chemical Corp.	520	48,620

		38,396,942

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,630	268,313

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,523	144,694
Ball Corp.	17,657	840,120
Crown Holdings, Inc.*	4,029	167,647
Owens-Illinois, Inc.*	13,757	366,624
Packaging Corp. of America	10,144	455,161
Rock-Tenn Co., Class A	896	83,140
Silgan Holdings, Inc.	5,533	261,434

		2,318,820

Metals & Mining (0.1%)
Allied Nevada Gold Corp.*	10,133	166,789
Carpenter Technology Corp.	405	19,962
Compass Minerals International, Inc.	3,728	294,139
Molycorp, Inc.*	1,949	10,135
Royal Gold, Inc.	7,219	512,766
Southern Copper Corp.	13,681	513,995
Steel Dynamics, Inc.	5,270	83,635
Tahoe Resources, Inc.*	2,035	35,796

		1,637,217

Total Materials		42,621,292

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
Level 3 Communications, Inc.*	9,417	191,071
tw telecom, Inc.*	16,963	427,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	320,123	$15,734,046
Windstream Corp.	39,391	313,158

		16,665,573

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	33,017	2,299,304
SBA Communications Corp., Class A*	13,667	984,297

		3,283,601

Total Telecommunication Services		19,949,174

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,790	516,815

Gas Utilities (0.1%)
ONEOK, Inc.	23,423	1,116,574
Questar Corp.	4,523	110,045

		1,226,619

Water Utilities (0.0%)
Aqua America, Inc.	1,775	55,806

Total Utilities		1,799,240

Total Investments (82.5%) (Cost $880,670,019)		1,342,036,246
Other Assets Less Liabilities (17.5%)		285,198,471

Net Assets (100%)		$1,627,234,717

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	984	June-13	$54,990,646	$55,320,480	$329,834
S&P 500 E-Mini Index	2,942	June-13	225,399,762	229,873,170	4,473,408

					$4,803,242

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$272,685,407	$—	$—	$272,685,407
Consumer Staples	139,920,822	—	—	139,920,822
Energy	63,352,104	—	—	63,352,104
Financials	66,703,348	—	—	66,703,348
Health Care	174,963,973	—	—	174,963,973
Industrials	175,297,370	—	—	175,297,370
Information Technology	384,743,516	—	—	384,743,516
Materials	42,621,292	—	—	42,621,292
Telecommunication Services	19,949,174	—	—	19,949,174
Utilities	1,799,240	—	—	1,799,240
Futures	4,803,242	—	—	4,803,242

Total Assets	$1,346,839,488	$—	$—	$1,346,839,488

Total Liabilities	$—	$—	$—	$—

Total	$1,346,839,488	$—	$—	$1,346,839,488

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$331,434,347
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$377,020,535

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464,011,868
Aggregate gross unrealized depreciation	(8,106,512)

Net unrealized appreciation	$455,905,356

Federal income tax cost of investments	$886,130,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16	$1,375,000	$1,820,156
3.750%, 3/15/18	765,000	1,035,619

Total Materials		2,855,775

Total Convertible Bonds		2,855,775

Corporate Bonds (26.9%)
Consumer Discretionary (4.3%)
Auto Components (0.3%)
Goodyear Tire & Rubber Co.
6.500%, 3/1/21	3,200,000	3,296,000

Automobiles (0.5%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19	5,000,000	5,494,000
Navistar, Inc.
7.000%, 8/15/17	1,097,250	1,107,243

		6,601,243

Diversified Consumer Services (0.1%)
Laureate Education, Inc.
9.250%, 9/1/19§	1,500,000	1,642,500

Hotels, Restaurants & Leisure (0.8%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,063,750
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16	800,000	860,000
ClubCorp Club Operations, Inc.
10.000%, 12/1/18	2,000,000	2,237,500
Landry’s, Inc.
9.375%, 5/1/20§	2,000,000	2,155,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	167,020
MGM Resorts International
6.625%, 7/15/15	2,500,000	2,700,000
6.750%, 10/1/20§	400,000	424,000
Virgin River Hotel & Casino
6.500%, 1/15/18†	100,000	5
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	155,625
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	159,775

		9,922,675

Household Durables (0.4%)
KB Home
7.500%, 9/15/22	4,000,000	4,520,000

Media (1.9%)
Cablevision Systems Corp. - New York Group
8.000%, 4/15/20	1,400,000	1,573,250
CBS Corp.
3.375%, 3/1/22	200,000	202,788
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,077,500
7.375%, 6/1/20	2,000,000	2,220,000
6.500%, 4/30/21	1,000,000	1,055,000
Clear Channel Communications, Inc.
9.000%, 12/15/19§	1,019,000	978,240
9.000%, 3/1/21	2,000,000	1,865,000
Term Loan B
3.854%, 11/13/15(l)	3,400,769	3,010,745
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	37,833
Comcast Corp.
5.900%, 3/15/16	50,000	57,153
6.500%, 1/15/17	94,000	112,167
5.150%, 3/1/20	150,000	177,584
CSC Holdings LLC
6.750%, 11/15/21	2,700,000	3,017,250
Cumulus Media Holdings, Inc.
7.500%, 3/1/19	2,000,000	2,070,000
Dex One Corp.
14.000%, 1/29/17 PIK(h)	1,131,999	486,760
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	211,274
3.500%, 3/1/16	300,000	318,398
3.800%, 3/15/22	100,000	102,037
Discovery Communications LLC
5.050%, 6/1/20	100,000	115,446
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	105,929
4.375%, 4/1/21	350,000	391,683
News America, Inc.
5.300%, 12/15/14	80,000	86,188
8.000%, 10/17/16	100,000	123,081
3.000%, 9/15/22	150,000	148,757
SuperMedia, Inc.
Term Loan
11.000%, 12/31/15	839,679	615,065
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	267,848
Time Warner Cable, Inc.
7.500%, 4/1/14	100,000	106,732
8.250%, 4/1/19	170,000	221,333
4.000%, 9/1/21	100,000	106,111
Time Warner, Inc.
4.700%, 1/15/21	250,000	279,971
Viacom, Inc.
1.250%, 2/27/15	250,000	250,863
3.500%, 4/1/17	68,000	73,057
Visant Corp.
10.000%, 10/1/17	1,900,000	1,738,500
Walt Disney Co.
2.550%, 2/15/22	250,000	252,614

		23,456,157

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	100,000	106,000
3.875%, 1/15/22	150,000	157,875
Nordstrom, Inc.
6.750%, 6/1/14	250,000	267,773
Target Corp.
6.000%, 1/15/18	200,000	243,068

		774,716

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,578,500
AutoZone, Inc.
4.000%, 11/15/20	100,000	106,657
Gap, Inc.
5.950%, 4/12/21	50,000	56,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Home Depot, Inc.
5.400%, 3/1/16	$105,000	$118,748
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	115,475

		1,976,243

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	100,000	105,160

Total Consumer Discretionary		52,294,694

Consumer Staples (1.4%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,476
5.375%, 11/15/14	225,000	242,149
7.750%, 1/15/19	50,000	65,844
5.375%, 1/15/20	250,000	300,364
4.375%, 2/15/21	25,000	28,596
2.500%, 7/15/22	100,000	98,096
Beam, Inc.
5.375%, 1/15/16	9,000	9,988
Coca-Cola Co.
1.800%, 9/1/16	256,000	264,946
3.150%, 11/15/20	100,000	107,991
Diageo Capital plc
5.500%, 9/30/16	213,000	245,196
Diageo Finance B.V.
5.300%, 10/28/15	95,000	105,617
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	50,000	52,750
PepsiCo, Inc.
5.000%, 6/1/18	100,000	117,072
7.900%, 11/1/18	144,000	191,644

		1,956,729

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	107,856
CVS Caremark Corp.
5.750%, 6/1/17	122,000	144,205
Kroger Co.
6.150%, 1/15/20	150,000	182,205
Safeway, Inc.
5.000%, 8/15/19	30,000	33,566
3.950%, 8/15/20	100,000	102,451
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,432,000
US Foods, Inc.
8.500%, 6/30/19§	1,000,000	1,060,000
Walgreen Co.
3.100%, 9/15/22	150,000	149,248
Wal-Mart Stores, Inc.
5.375%, 4/5/17	200,000	234,777
3.625%, 7/8/20	100,000	110,027
3.250%, 10/25/20	100,000	107,333

		5,663,668

Food Products (0.4%)
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	160,489
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	100,639
Dean Foods Co.
9.750%, 12/15/18	900,000	1,035,000
General Mills, Inc.
5.650%, 2/15/19	100,000	120,383
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 5/1/14	1,000,000	1,105,000
8.250%, 2/1/20§	800,000	880,000
Kellogg Co.
3.250%, 5/21/18	200,000	216,789
Kraft Foods Group, Inc.
5.375%, 2/10/20	104,000	123,118
Mondelez International, Inc.
4.125%, 2/9/16	500,000	543,387
5.375%, 2/10/20	96,000	113,647
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	108,600

		4,507,052

Household Products (0.3%)
Clorox Co.
3.050%, 9/15/22	150,000	150,598
Colgate-Palmolive Co.
1.250%, 5/1/14	150,000	151,543
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	60,605
3.625%, 8/1/20	50,000	55,358
Procter & Gamble Co.
4.700%, 2/15/19	350,000	411,881
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19	1,200,000	1,323,000
9.875%, 8/15/19	800,000	877,040
5.750%, 10/15/20	900,000	915,750
8.250%, 2/15/21	400,000	412,000

		4,357,775

Personal Products (0.0%)
Avon Products, Inc.
4.600%, 3/15/20	100,000	103,743

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	39,000	53,965
9.250%, 8/6/19	68,000	94,405
2.850%, 8/9/22	200,000	194,992
Lorillard Tobacco Co.
3.500%, 8/4/16	250,000	263,428
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	75,485
2.500%, 8/22/22	100,000	98,463
Reynolds American, Inc.
3.250%, 11/1/22	100,000	98,784

		879,522

Total Consumer Staples		17,468,489

Energy (4.0%)
Energy Equipment & Services (0.3%)
Ensco plc
3.250%, 3/15/16	100,000	106,130
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§	613,000	650,546
Halliburton Co.
3.250%, 11/15/21	100,000	105,984
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	148,675
Offshore Group Investment Ltd.
7.500%, 11/1/19§	2,200,000	2,332,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Rowan Cos., Inc.
4.875%, 6/1/22	$75,000	$81,492
Transocean, Inc.
4.950%, 11/15/15	150,000	163,078
6.375%, 12/15/21	150,000	175,333
Weatherford International Ltd.
5.500%, 2/15/16	75,000	81,817
9.625%, 3/1/19	100,000	130,215

		3,975,270

Oil, Gas & Consumable Fuels (3.7%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	206,433
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,085,000
7.250%, 8/1/19	1,000,000	1,085,000
Apache Corp.
5.625%, 1/15/17	150,000	174,464
Bill Barrett Corp.
7.000%, 10/15/22	500,000	521,250
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	116,369
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	108,352
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,200,000
5.750%, 12/2/17	2,000,000	2,059,642
6.875%, 8/15/18	800,000	859,600
7.250%, 12/15/18	6,000,000	6,780,000
6.775%, 3/15/19	1,200,000	1,252,500
6.875%, 11/15/20	300,000	327,000
5.750%, 3/15/23	4,200,000	4,263,000
Chevron Corp.
2.355%, 12/5/22	150,000	148,944
ConocoPhillips Co.
4.600%, 1/15/15	250,000	267,944
2.400%, 12/15/22	150,000	147,524
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,550,500
Devon Energy Corp.
4.000%, 7/15/21	100,000	107,276
Ecopetrol S.A.
7.625%, 7/23/19	50,000	62,453
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,904,000
Enbridge, Inc.
5.600%, 4/1/17	250,000	288,286
EnCana Holdings Finance Corp.
5.800%, 5/1/14	292,000	307,701
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	163,036
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,125,000
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	529,883
3.350%, 3/15/23	150,000	152,549
EOG Resources, Inc.
5.625%, 6/1/19	15,000	18,378
4.100%, 2/1/21	100,000	112,659
EQT Corp.
4.875%, 11/15/21	50,000	53,146
Halcon Resources Corp.
9.750%, 7/15/20§	2,000,000	2,205,000
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	406,140
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,870,000
Marathon Oil Corp.
2.800%, 11/1/22	100,000	97,289
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	58,202
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20§	1,000,000	1,110,000
Murphy Oil Corp.
3.700%, 12/1/22	100,000	96,537
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	330,852
Noble Energy, Inc.
4.150%, 12/15/21	150,000	165,428
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	154,756
4.625%, 3/1/21	50,000	54,154
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	110,618
2.700%, 2/15/23	200,000	201,224
ONEOK Partners LP
8.625%, 3/1/19	100,000	132,587
Peabody Energy Corp.
Series WI
6.250%, 11/15/21	500,000	516,250
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	346,500
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	242,002
5.750%, 1/20/20	265,000	290,304
5.375%, 1/27/21	150,000	161,619
Petroleos Mexicanos
4.875%, 1/24/22	250,000	276,359
Phillips 66
2.950%, 5/1/17	250,000	265,330
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	49,256
Samson Investment Co.
9.750%, 2/15/20§	2,600,000	2,762,500
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	806,250
Shell International Finance B.V.
2.375%, 8/21/22	250,000	247,886
Southwestern Energy Co.
4.100%, 3/15/22	100,000	105,637
Statoil ASA
3.125%, 8/17/17	250,000	271,263
5.250%, 4/15/19	25,000	30,163
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	199,725
Total Capital International S.A.
2.700%, 1/25/23	200,000	200,749
Total Capital S.A.
3.000%, 6/24/15	100,000	105,125
3.125%, 10/2/15	100,000	105,983
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	149,970
3.800%, 10/1/20	100,000	111,533
Valero Energy Corp.
6.125%, 2/1/20	150,000	181,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
W&T Offshore, Inc.
8.500%, 6/15/19		$1,600,000	$1,732,000
Williams Cos., Inc.
7.875%, 9/1/21		93,000	118,352
Williams Partners LP
5.250%, 3/15/20		100,000	114,018
4.125%, 11/15/20		100,000	108,352

			44,469,636

Total Energy			48,444,906

Financials (4.9%)
Capital Markets (0.7%)
Ameriprise Financial, Inc.
5.300%, 3/15/20		100,000	119,025
Bank of New York Mellon Corp.
4.300%, 5/15/14		300,000	313,008
4.150%, 2/1/21		100,000	112,235
3.550%, 9/23/21		100,000	108,433
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	185,348
Boparan Finance plc
9.875%, 4/30/18§	GBP	1,000,000	1,694,187
Charles Schwab Corp.
3.225%, 9/1/22		$100,000	102,056
Deutsche Bank AG/London
3.250%, 1/11/16		100,000	105,757
6.000%, 9/1/17		150,000	178,077
E*TRADE Financial Corp.
6.000%, 11/15/17		1,300,000	1,361,750
Goldman Sachs Group, Inc.
5.125%, 1/15/15		84,000	89,917
1.600%, 11/23/15		250,000	251,667
5.350%, 1/15/16		83,000	92,032
3.625%, 2/7/16		85,000	90,272
5.750%, 10/1/16		130,000	147,880
5.625%, 1/15/17		215,000	241,900
6.150%, 4/1/18		600,000	708,754
5.750%, 1/24/22		250,000	287,835
3.625%, 1/22/23		150,000	150,647
Jefferies Group LLC
8.500%, 7/15/19		75,000	93,395
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		150,000	176,126
Morgan Stanley
4.750%, 4/1/14		75,000	77,536
6.000%, 4/28/15		250,000	272,847
3.800%, 4/29/16		100,000	106,277
5.450%, 1/9/17		251,000	282,084
6.625%, 4/1/18		250,000	299,324
7.300%, 5/13/19		200,000	248,326
5.750%, 1/25/21		250,000	287,647
4.875%, 11/1/22		100,000	106,150
3.750%, 2/25/23		100,000	100,368
Nomura Holdings, Inc.
5.000%, 3/4/15		75,000	79,803
4.125%, 1/19/16		150,000	158,760
State Street Corp.
2.875%, 3/7/16		50,000	53,163
4.375%, 3/7/21		150,000	169,958

			8,852,544

Commercial Banks (0.9%)
Bank of Montreal
1.750%, 4/29/14		100,000	101,322
2.500%, 1/11/17		150,000	157,083
Bank of Nova Scotia
3.400%, 1/22/15		250,000	262,081
2.900%, 3/29/16		100,000	105,980
Barclays Bank plc
5.200%, 7/10/14		250,000	263,916
5.140%, 10/14/20		100,000	107,310
BB&T Corp.
2.050%, 4/28/14		100,000	101,667
3.200%, 3/15/16		200,000	211,985
BBVA Senior Finance S.A.U.
3.250%, 5/16/14		100,000	100,607
BNP Paribas S.A.
3.600%, 2/23/16		400,000	423,862
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17		250,000	267,051
Credit Suisse AG/New York
5.400%, 1/14/20		100,000	111,445
4.375%, 8/5/20		250,000	281,164
Fifth Third Bancorp
3.625%, 1/25/16		200,000	213,266
HSBC Bank USA/New York
4.625%, 4/1/14		283,000	294,176
HSBC Holdings plc
5.100%, 4/5/21		100,000	115,648
4.000%, 3/30/22		100,000	107,503
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	192,676
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		456,000	538,738
KeyCorp
5.100%, 3/24/21		50,000	58,084
KfW
4.125%, 10/15/14		94,000	99,443
1.000%, 1/12/15		500,000	505,033
4.375%, 7/21/15		478,000	520,527
0.500%, 4/19/16		500,000	499,260
4.875%, 6/17/19		250,000	302,285
2.750%, 9/8/20		150,000	161,610
2.625%, 1/25/22		300,000	313,980
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		100,000	104,697
5.125%, 2/1/17		123,000	143,055
Lloyds TSB Bank plc
6.375%, 1/21/21		100,000	123,563
National Australia Bank Ltd./New York
1.600%, 8/7/15		100,000	101,670
PNC Funding Corp.
3.625%, 2/8/15		350,000	368,075
5.250%, 11/15/15		57,000	63,031
5.125%, 2/8/20		100,000	117,283
Rabobank Nederland N.V.
4.500%, 1/11/21		75,000	83,046
3.875%, 2/8/22		75,000	78,850
Royal Bank of Canada
2.625%, 12/15/15		250,000	261,923
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	118,744
Royal Bank of Scotland plc
5.625%, 8/24/20		100,000	116,237
SunTrust Banks, Inc.
3.600%, 4/15/16		50,000	53,539
3.500%, 1/20/17		50,000	53,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Toronto-Dominion Bank
2.375%, 10/19/16		$50,000	$52,308
U.S. Bancorp
2.200%, 11/15/16		250,000	260,501
2.950%, 7/15/22		150,000	149,656
UBS AG/Connecticut
5.875%, 7/15/16		100,000	112,162
4.875%, 8/4/20		250,000	287,312
Wachovia Corp.
5.750%, 6/15/17		100,000	118,066
Wells Fargo & Co.
3.750%, 10/1/14		250,000	261,451
3.676%, 6/15/16(e)		300,000	323,829
2.625%, 12/15/16		250,000	262,762
5.625%, 12/11/17		250,000	296,271
3.500%, 3/8/22		100,000	104,601
3.450%, 2/13/23		100,000	100,258
Westpac Banking Corp.
3.000%, 8/4/15		150,000	157,199
2.000%, 8/14/17		200,000	206,354

			10,897,765

Consumer Finance (0.3%)
American Express Co.
2.650%, 12/2/22		212,000	207,872
American Express Credit Corp.
1.750%, 6/12/15		250,000	255,170
2.750%, 9/15/15		300,000	313,628
Capital One Financial Corp.
7.375%, 5/23/14		275,000	295,314
2.125%, 7/15/14		125,000	126,977
4.750%, 7/15/21		100,000	113,444
Caterpillar Financial Services Corp.
1.650%, 4/1/14		200,000	202,327
1.375%, 5/20/14		100,000	100,978
7.150%, 2/15/19		135,000	175,097
Ford Motor Credit Co. LLC
4.250%, 2/3/17		250,000	267,813
3.000%, 6/12/17		200,000	204,640
5.875%, 8/2/21		200,000	228,148
HSBC Finance Corp.
6.676%, 1/15/21		250,000	295,336
HSBC USA, Inc.
2.375%, 2/13/15		150,000	154,556
SLM Corp.
6.000%, 1/25/17		150,000	162,750
8.450%, 6/15/18		150,000	177,000
5.500%, 1/25/23		75,000	74,100
Toyota Motor Credit Corp.
2.800%, 1/11/16		200,000	210,921
2.050%, 1/12/17		250,000	258,781

			3,824,852

Diversified Financial Services (2.4%)
Bank of America Corp.
4.750%, 8/1/15		75,000	80,667
5.250%, 12/1/15		476,000	516,010
1.250%, 1/11/16		250,000	248,561
3.750%, 7/12/16		150,000	159,388
6.500%, 8/1/16		250,000	287,737
5.625%, 10/14/16		75,000	84,532
5.650%, 5/1/18		550,000	637,238
7.625%, 6/1/19		250,000	317,777
5.700%, 1/24/22		100,000	117,428
Bank of America N.A.
5.300%, 3/15/17		106,000	118,692
BP Capital Markets plc
3.125%, 10/1/15		200,000	211,090
3.200%, 3/11/16		100,000	106,356
4.500%, 10/1/20		300,000	340,401
Citigroup, Inc.
5.500%, 10/15/14		350,000	373,536
4.587%, 12/15/15		150,000	162,801
5.300%, 1/7/16		274,000	303,072
5.850%, 8/2/16		58,000	66,012
4.450%, 1/10/17		300,000	329,246
6.125%, 11/21/17		250,000	295,581
8.500%, 5/22/19		250,000	333,247
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		146,000	170,122
General Electric Capital Corp.
5.900%, 5/13/14		250,000	264,966
4.875%, 3/4/15		65,000	70,116
2.250%, 11/9/15		500,000	516,839
5.400%, 2/15/17		72,000	82,834
5.625%, 9/15/17		391,000	459,312
4.625%, 1/7/21		350,000	394,684
3.150%, 9/7/22		100,000	99,777
3.100%, 1/9/23		150,000	147,866
6.375%, 11/15/67(l)		100,000	105,500
JPMorgan Chase & Co.
4.650%, 6/1/14		250,000	261,407
5.150%, 10/1/15		393,000	430,504
6.000%, 1/15/18		250,000	297,237
4.250%, 10/15/20		200,000	220,205
4.500%, 1/24/22		250,000	277,325
3.250%, 9/23/22		100,000	99,298
3.200%, 1/25/23		150,000	150,070
7.900%, 4/29/49(l)		9,468,000	10,947,375
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.375%, 10/1/17§		700,000	728,000
Moody’s Corp.
4.500%, 9/1/22		50,000	51,529
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		100,000	106,081
5.450%, 4/10/17		82,000	95,490
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19§		3,000,000	3,427,500
Nuveen Investments, Inc.
9.500%, 10/15/20§		2,700,000	2,804,625
ORIX Corp.
5.000%, 1/12/16		25,000	27,062
3.750%, 3/9/17		150,000	159,759
Unilever Capital Corp.
2.750%, 2/10/16		100,000	105,697
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR	1,500,000	1,961,230

			29,551,782

Insurance (0.3%)
ACE INA Holdings, Inc.
5.875%, 6/15/14		$81,000	86,218
2.600%, 11/23/15		250,000	262,096
Aflac, Inc.
2.650%, 2/15/17		150,000	157,777
Allstate Corp.
7.450%, 5/16/19		250,000	327,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 5/15/37(l)	$20,000	$21,300
American International Group, Inc.
5.600%, 10/18/16	80,000	90,864
5.850%, 1/16/18	206,000	239,130
8.250%, 8/15/18	150,000	194,066
Aon Corp.
3.125%, 5/27/16	100,000	105,384
5.000%, 9/30/20	50,000	57,613
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	250,000	254,449
4.250%, 1/15/21	100,000	110,805
Chubb Corp.
6.375%, 3/29/67(l)	50,000	54,750
CNA Financial Corp.
5.875%, 8/15/20	100,000	118,099
Genworth Financial, Inc.
7.625%, 9/24/21	100,000	120,447
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	175,686
Lincoln National Corp.
8.750%, 7/1/19	100,000	134,992
4.850%, 6/24/21	50,000	56,674
Manulife Financial Corp.
3.400%, 9/17/15	150,000	158,155
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	46,705
4.800%, 7/15/21	150,000	168,901
MetLife, Inc.
6.750%, 6/1/16	225,000	263,982
4.750%, 2/8/21	100,000	114,741
Progressive Corp.
3.750%, 8/23/21	50,000	54,710
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	272,440
7.375%, 6/15/19	200,000	257,921
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	78,219

		3,983,697

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	83,263
3.500%, 1/31/23	150,000	148,849
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	98,390
Boston Properties LP
5.000%, 6/1/15	60,000	65,095
5.625%, 11/15/20	70,000	83,170
Duke Realty LP
5.950%, 2/15/17	250,000	286,384
ERP Operating LP
5.250%, 9/15/14	45,000	47,869
4.625%, 12/15/21	150,000	169,295
HCP, Inc.
6.000%, 1/30/17	45,000	52,045
5.375%, 2/1/21	150,000	174,024
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	52,902
4.700%, 9/15/17	100,000	112,060
Hospitality Properties Trust
6.300%, 6/15/16	55,000	61,267
Liberty Property LP
4.125%, 6/15/22	100,000	106,028
Realty Income Corp.
3.250%, 10/15/22	150,000	147,702
Simon Property Group LP
6.100%, 5/1/16	160,000	183,232
5.650%, 2/1/20	300,000	360,529
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	107,149

		2,339,253

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	1,070,000
ProLogis LP
6.625%, 5/15/18	100,000	119,890

		1,189,890

Total Financials		60,639,783

Health Care (2.2%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	364,395
3.450%, 10/1/20	150,000	159,587
Celgene Corp.
3.950%, 10/15/20	100,000	108,359
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	112,052
Grifols, Inc.
8.250%, 2/1/18	600,000	660,000

		1,404,393

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	97,722
Boston Scientific Corp.
4.500%, 1/15/15	150,000	158,585
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	224,505
Medtronic, Inc.
4.125%, 3/15/21	100,000	112,353

		593,165

Health Care Providers & Services (1.8%)
Aetna, Inc.
6.000%, 6/15/16	116,000	133,755
2.750%, 11/15/22	150,000	146,299
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	49,924
Cigna Corp.
4.500%, 3/15/21	150,000	167,401
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	158,807
4.750%, 11/15/21	150,000	170,018
HCA, Inc.
6.500%, 2/15/16	6,000,000	6,592,500
6.500%, 2/15/20	2,300,000	2,593,250
7.500%, 2/15/22	3,200,000	3,688,000
McKesson Corp.
3.250%, 3/1/16	250,000	267,539
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	109,076
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	157,352
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,587,500
8.000%, 8/1/20	553,000	609,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
UnitedHealth Group, Inc.
6.000%, 2/15/18	$300,000	$362,736
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19	500,000	535,000
WellPoint, Inc.
5.250%, 1/15/16	150,000	166,917
3.125%, 5/15/22	150,000	150,552

		21,646,308

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
5.000%, 1/15/21	100,000	107,609
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	105,888
3.600%, 8/15/21	50,000	51,511

		265,008

Pharmaceuticals (0.2%)
AbbVie, Inc.
2.000%, 11/6/18§	150,000	151,448
2.900%, 11/6/22§	200,000	198,812
Actavis, Inc.
3.250%, 10/1/22	150,000	151,226
AstraZeneca plc
5.900%, 9/15/17	63,000	75,600
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	94,603
Eli Lilly and Co.
5.200%, 3/15/17	283,000	327,166
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,734
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	223,708
2.800%, 3/18/23	100,000	100,540
Merck & Co., Inc.
4.750%, 3/1/15	80,000	86,466
2.400%, 9/15/22	150,000	148,476
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	297,864
Pfizer, Inc.
4.650%, 3/1/18	50,000	58,118
6.200%, 3/15/19	100,000	125,477
Sanofi S.A.
4.000%, 3/29/21	75,000	83,341
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	200,000	200,340
Zoetis, Inc.
3.250%, 2/1/23§	150,000	152,282

		2,526,201

Total Health Care		26,435,075

Industrials (1.8%)
Aerospace & Defense (0.1%)
Embraer S.A.
5.150%, 6/15/22	75,000	81,151
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,848
3.875%, 7/15/21	100,000	110,612
Honeywell International, Inc.
5.400%, 3/15/16	94,000	106,288
5.300%, 3/1/18	85,000	101,204
L-3 Communications Corp.
3.950%, 11/15/16	250,000	269,168
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	168,333
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	106,810
Precision Castparts Corp.
2.500%, 1/15/23	75,000	73,915
Raytheon Co.
6.400%, 12/15/18	50,000	62,115
United Technologies Corp.
4.875%, 5/1/15	93,000	101,482
6.125%, 2/1/19	233,000	290,040
3.100%, 6/1/22	50,000	52,279

		1,574,245

Air Freight & Logistics (0.0%)
FedEx Corp.
2.625%, 8/1/22	50,000	49,140
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	71,779
3.125%, 1/15/21	200,000	213,154

		334,073

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	56,250

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	94,357

Commercial Services & Supplies (0.0%)
ADT Corp.
3.500%, 7/15/22§	50,000	49,129
Republic Services, Inc.
5.250%, 11/15/21	100,000	116,819
Waste Management, Inc.
7.375%, 3/11/19	152,000	192,416

		358,364

Construction & Engineering (0.4%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	151,564
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,560,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	2,000,000	2,200,000
URS Corp.
4.100%, 4/1/17§	150,000	155,854

		4,067,418

Electrical Equipment (0.0%)
Emerson Electric Co.
2.625%, 2/15/23	150,000	151,118
Roper Industries, Inc.
3.125%, 11/15/22	100,000	99,892

		251,010

Industrial Conglomerates (0.3%)
Danaher Corp.
2.300%, 6/23/16	50,000	52,279
3.900%, 6/23/21	50,000	55,650
General Electric Co.
5.250%, 12/6/17	250,000	293,666
2.700%, 10/9/22	250,000	250,181
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	100,000	108,629
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22	100,000	107,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Pentair Finance S.A.
3.150%, 9/15/22§	$150,000	$148,034
RBS Global, Inc./Rexnord LLC
8.500%, 5/1/18	2,200,000	2,409,000
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	119,222

		3,544,643

Machinery (0.3%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	101,053
2.600%, 6/26/22	100,000	100,292
Deere & Co.
6.950%, 4/25/14	73,000	78,031
4.375%, 10/16/19	150,000	174,468
2.600%, 6/8/22	100,000	100,583
Eaton Corp.
2.750%, 11/2/22§	150,000	147,890
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,100,000
Navistar International Corp.
8.250%, 11/1/21	1,100,000	1,119,250
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	99,922

		3,021,489

Road & Rail (0.6%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	138,294
Canadian National Railway Co.
5.550%, 5/15/18	48,000	57,675
CEVA Group plc
8.375%, 12/1/17§	1,000,000	1,033,750
11.500%, 4/1/18§	2,900,000	2,660,750
12.750%, 3/31/20§	1,000,000	805,000
CHC Helicopter S.A.
9.250%, 10/15/20	1,500,000	1,586,250
CSX Corp.
7.375%, 2/1/19	100,000	127,809
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	48,830
Ryder System, Inc.
3.500%, 6/1/17	100,000	106,831
Union Pacific Corp.
5.700%, 8/15/18	100,000	120,801
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	553,750

		7,239,740

Trading Companies & Distributors (0.1%)
GATX Corp.
2.375%, 7/30/18	150,000	151,349
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,182,500

		1,333,849

Total Industrials		21,875,438

Information Technology (3.3%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	137,433
4.450%, 1/15/20	250,000	287,125
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,480

		478,038

Computers & Peripherals (0.1%)
Dell, Inc.
2.100%, 4/1/14	100,000	100,801
2.300%, 9/10/15	200,000	199,885
Hewlett-Packard Co.
1.550%, 5/30/14	100,000	100,379
3.300%, 12/9/16	300,000	310,993
5.500%, 3/1/18	156,000	174,870
NetApp, Inc.
2.000%, 12/15/17	150,000	150,787

		1,037,715

Electronic Equipment, Instruments & Components (0.0%)
CommScope, Inc.
8.250%, 1/15/19§	200,000	218,250

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20	50,000	53,749
2.600%, 7/15/22	100,000	99,235
Google, Inc.
1.250%, 5/19/14	100,000	101,018
2.125%, 5/19/16	100,000	104,603

		358,605

IT Services (2.0%)
Ceridian Corp.
11.250%, 11/15/15	1,000,000	1,028,750
Computer Sciences Corp.
4.450%, 9/15/22	100,000	105,926
First Data Corp.
9.875%, 9/24/15	106,000	108,788
11.250%, 3/31/16	4,500,000	4,522,500
5.204%, 3/24/17	6,266,879	6,301,153
8.250%, 1/15/21§	3,009,000	3,129,360
12.625%, 1/15/21	4,100,000	4,438,250
8.750%, 1/15/22 PIK§	2,014,000	2,119,735
Fiserv, Inc.
6.800%, 11/20/17	100,000	119,706
4.750%, 6/15/21	100,000	108,027
International Business Machines Corp.
1.250%, 5/12/14	100,000	100,924
5.700%, 9/14/17	350,000	418,617
SRA International, Inc.
6.500%, 7/20/18	1,225,714	1,221,884
11.000%, 10/1/19	500,000	525,000
Western Union Co.
5.930%, 10/1/16	150,000	165,557

		24,414,177

Office Electronics (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17	594,000	638,550
8.500%, 4/1/19	2,500,000	2,793,750
Xerox Corp.
4.250%, 2/15/15	200,000	210,292
4.500%, 5/15/21	150,000	158,663

		3,801,255

Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	110,849
Freescale Semiconductor, Inc.
10.125%, 12/15/16	598,000	617,435
9.250%, 4/15/18§	3,300,000	3,609,375
10.750%, 8/1/20	3,852,000	4,362,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Intel Corp.
3.300%, 10/1/21		$100,000	$105,277
2.700%, 12/15/22		150,000	148,228
Texas Instruments, Inc. 1.375%, 5/15/14		100,000	101,081

			9,054,635

Software (0.1%)
Autodesk, Inc. 1.950%, 12/15/17		50,000	49,283
Infor US, Inc. 9.375%, 4/1/19		400,000	454,000
Microsoft Corp. 2.950%, 6/1/14		85,000	87,610
1.625%, 9/25/15		100,000	102,836
4.000%, 2/8/21		150,000	169,983
Oracle Corp. 3.750%, 7/8/14		135,000	140,633
5.750%, 4/15/18		250,000	301,952
2.500%, 10/15/22		200,000	196,680

			1,502,977

Total Information Technology			40,865,652

Materials (1.6%)
Chemicals (0.7%)
Agrium, Inc. 3.150%, 10/1/22		50,000	48,199
Dow Chemical Co. 8.550%, 5/15/19		150,000	201,332
3.000%, 11/15/22		150,000	147,208
E.I. du Pont de Nemours & Co. 5.250%, 12/15/16		94,000	108,922
6.000%, 7/15/18		250,000	308,197
Eastman Chemical Co. 3.600%, 8/15/22		100,000	104,001
Ecolab, Inc. 3.000%, 12/8/16		250,000	265,913
INEOS Group Holdings S.A. 7.875%, 2/15/16§	EUR	4,000,000	5,153,037
Lubrizol Corp. 8.875%, 2/1/19		$55,000	76,130
Orion Engineered Carbons Bondco GmbH 10.000%, 6/15/18§	EUR	1,350,000	1,938,503
Potash Corp. of Saskatchewan, Inc. 3.250%, 12/1/17		$200,000	215,538

			8,566,980

Construction Materials (0.3%)
Cemex S.A.B. de C.V. 9.000%, 1/11/18§		3,000,000	3,307,500

Metals & Mining (0.6%)
Alcoa, Inc. 5.550%, 2/1/17		100,000	110,283
5.400%, 4/15/21		150,000	155,807
Allegheny Technologies, Inc. 5.950%, 1/15/21		100,000	110,404
Barrick Gold Corp. 1.750%, 5/30/14		100,000	101,092
2.900%, 5/30/16		100,000	105,279
3.850%, 4/1/22		100,000	101,766
Barrick Gold Finance Co. 4.875%, 11/15/14		125,000	133,003
BHP Billiton Finance USA Ltd. 5.250%, 12/15/15		50,000	55,968
6.500%, 4/1/19		160,000	202,705
Cliffs Natural Resources, Inc. 3.950%, 1/15/18		200,000	201,043
FMG Resources Pty Ltd. 7.000%, 11/1/15§		1,100,000	1,149,500
6.875%, 2/1/18§		1,000,000	1,052,500
Freeport-McMoRan Copper & Gold, Inc. 2.150%, 3/1/17		100,000	101,191
3.100%, 3/15/20§		200,000	202,274
Goldcorp, Inc. 2.125%, 3/15/18		100,000	100,013
Inmet Mining Corp. 8.750%, 6/1/20§		1,800,000	1,998,000
Newmont Mining Corp. 3.500%, 3/15/22		100,000	100,565
Rio Tinto Finance USA Ltd. 8.950%, 5/1/14		200,000	217,615
9.000%, 5/1/19		100,000	138,311
Rio Tinto Finance USA plc 3.500%, 3/22/22		100,000	103,194
Teck Resources Ltd. 3.150%, 1/15/17		50,000	52,062
4.500%, 1/15/21		100,000	106,750
Vale Overseas Ltd. 6.250%, 1/11/16		150,000	166,959
4.375%, 1/11/22		150,000	153,353

			6,919,637

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	54,756
7.500%, 8/15/21		50,000	65,206
4.750%, 2/15/22		150,000	168,458

			288,420

Total Materials			19,082,537

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc. 5.100%, 9/15/14		109,000	115,846
2.950%, 5/15/16		50,000	52,854
5.500%, 2/1/18		275,000	323,609
3.000%, 2/15/22		100,000	100,734
2.625%, 12/1/22		250,000	240,450
BellSouth Corp. 5.200%, 9/15/14		62,000	65,834
British Telecommunications plc 5.950%, 1/15/18		100,000	119,165
Deutsche Telekom International Finance B.V. 4.875%, 7/8/14		100,000	105,819
France Telecom S.A. 4.375%, 7/8/14		100,000	104,272
2.125%, 9/16/15		100,000	102,488
Frontier Communications Corp. 8.500%, 4/15/20		700,000	792,750
Qwest Corp. 6.750%, 12/1/21		100,000	115,687
Telecom Italia Capital S.A. 5.250%, 10/1/15		368,000	387,629
Telefonica Emisiones S.A.U. 4.949%, 1/15/15		100,000	105,005
6.421%, 6/20/16		299,000	331,045
Verizon Communications, Inc. 4.900%, 9/15/15		82,000	89,955
8.750%, 11/1/18		195,000	262,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 11/1/22	$200,000	$188,969
Virgin Media Secured Finance plc
6.500%, 1/15/18	100,000	106,500

		3,711,357

Wireless Telecommunication Services (1.0%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	224,014
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	100,000	132,868
Cricket Communications, Inc.
7.750%, 10/15/20	2,500,000	2,496,875
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	125,502
Sprint Nextel Corp.
9.000%, 11/15/18§	3,500,000	4,322,500
7.000%, 8/15/20	1,000,000	1,098,750
11.500%, 11/15/21	2,500,000	3,487,500
Vodafone Group plc
4.150%, 6/10/14	45,000	46,828
2.875%, 3/16/16	50,000	52,629
5.450%, 6/10/19	200,000	236,938
2.950%, 2/19/23	150,000	148,961

		12,373,365

Total Telecommunication Services		16,084,722

Utilities (2.1%)
Electric Utilities (1.0%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	142,014
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	100,000	113,870
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	174,476
3.400%, 9/1/21	100,000	107,089
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	147,982
DTE Electric Co.
3.450%, 10/1/20	100,000	108,526
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	33,451
Duke Energy Corp.
5.050%, 9/15/19	165,000	193,948
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	110,744
Edison International
3.750%, 9/15/17	100,000	108,728
Energy Future Holdings Corp.
4.702%, 10/10/17	12,593,808	8,929,010
Entergy Corp.
4.700%, 1/15/17	200,000	218,242
5.125%, 9/15/20	50,000	54,619
FirstEnergy Corp.
2.750%, 3/15/18	250,000	252,732
Georgia Power Co.
3.000%, 4/15/16	250,000	266,399
Hydro-Quebec
2.000%, 6/30/16	150,000	155,981
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	106,345
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	70,000	83,985
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	117,584
Northern States Power Co.
5.250%, 3/1/18	25,000	29,676
Ohio Power Co.
6.000%, 6/1/16	65,000	74,458
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	265,000	289,891
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	107,156
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	79,228
Progress Energy, Inc.
4.400%, 1/15/21	100,000	110,485
Southern California Edison Co.
3.875%, 6/1/21	50,000	55,592
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	122,210
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	120,735
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	52,491
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	115,249

		12,582,896

Gas Utilities (0.3%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	93,909
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	2,500,000	2,887,500
ONEOK, Inc.
4.250%, 2/1/22	150,000	158,950

		3,140,359

Independent Power Producers & Energy Traders (0.7%)
Calpine Corp.
7.875%, 7/31/20§	720,000	789,300
7.500%, 2/15/21§	900,000	985,500
7.875%, 1/15/23§	900,000	997,875
Dynegy Power Corp.
9.250%, 8/4/16	3,119,461	3,246,151
GenOn Energy, Inc.
7.875%, 6/15/17	1,800,000	2,007,000
PSEG Power LLC
5.500%, 12/1/15	325,000	362,575
Tennessee Valley Authority
5.500%, 7/18/17	500,000	600,217

		8,988,618

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	95,187
Series 08-A
5.850%, 4/1/18	175,000	211,929
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,839
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	85,936
8.875%, 1/15/19	163,000	221,405
DTE Energy Co.
6.350%, 6/1/16	60,000	69,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
NiSource Finance Corp.
6.400%, 3/15/18	$100,000	$120,008

		855,340

Total Utilities		25,567,213

Total Corporate Bonds		328,758,509

Government Securities (16.2%)
Foreign Governments (0.5%)
Canadian Government Bond
2.375% 9/10/14	285,000	293,451
Export-Import Bank of Korea
5.875% 1/14/15	300,000	325,170
4.000% 1/11/17	250,000	272,150
Federative Republic of Brazil
8.000% 1/15/18	296,667	346,358
5.875% 1/15/19	355,000	426,888
Japan Finance Corp.
2.500% 1/21/16	100,000	105,277
2.500% 5/18/16	200,000	211,338
Korea Development Bank
3.250% 3/9/16	200,000	210,600
Province of New Brunswick
2.750% 6/15/18	50,000	53,662
Province of Nova Scotia
5.125% 1/26/17	50,000	57,752
Province of Ontario
4.100% 6/16/14	590,000	616,185
4.500% 2/3/15	96,000	103,036
4.750% 1/19/16	47,000	52,299
1.100% 10/25/17	500,000	499,872
2.450% 6/29/22	150,000	151,282
Province of Quebec
4.600% 5/26/15	47,000	51,114
2.625% 2/13/23	200,000	201,178
Republic of Colombia
7.375% 3/18/19	250,000	321,628
Republic of Italy
4.500% 1/21/15	129,000	134,209
4.750% 1/25/16	49,000	51,743
5.250% 9/20/16	250,000	269,190
Republic of Peru
7.125% 3/30/19	260,000	332,800
Republic of Poland
5.000% 10/19/15	33,000	36,165
6.375% 7/15/19	150,000	182,859
5.000% 3/23/22	150,000	171,641
Republic of South Africa
6.500% 6/2/14	31,000	32,816
5.500% 3/9/20	150,000	171,436
United Mexican States
5.625% 1/15/17	250,000	287,906
5.125% 1/15/20	300,000	350,730

		6,320,735

Municipal Bonds (0.0%)
State of California Taxable Various Purpose
5.250% 4/1/14	150,000	156,982
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	150,000	167,277
5.877% 3/1/19	50,000	57,396

		381,655

Supranational (0.5%)
Asian Development Bank
0.875% 6/10/14	150,000	151,046
2.625% 2/9/15	360,000	375,202
European Bank for Reconstruction & Development
1.625% 9/3/15	100,000	102,811
European Investment Bank
3.000% 4/8/14	130,000	133,418
1.500% 5/15/14	650,000	657,790
4.625% 5/15/14	123,000	128,765
1.125% 8/15/14	200,000	201,825
4.625% 10/20/15	665,000	732,423
2.500% 5/16/16	100,000	105,595
1.750% 3/15/17	500,000	517,086
5.125% 5/30/17	250,000	292,818
4.000% 2/16/21	200,000	231,462
Inter-American Development Bank
1.375% 10/18/16	500,000	513,395
3.875% 2/14/20	150,000	174,414
International Bank for Reconstruction & Development
2.125% 3/15/16	500,000	524,041
2.125% 2/13/23	200,000	201,185
International Finance Corp.
3.000% 4/22/14	250,000	257,103
1.125% 11/23/16	250,000	254,877

		5,555,256

U.S. Government Agencies (1.9%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	208,670
Federal Home Loan Bank
0.250% 2/20/15	2,500,000	2,494,728
0.500% 11/20/15	1,500,000	1,504,071
5.250% 6/5/17	595,000	702,511
Federal Home Loan Mortgage Corp.
0.625% 12/29/14	1,800,000	1,810,744
1.750% 9/10/15	4,000,000	4,131,600
5.125% 11/17/17	1,390,000	1,661,132
4.875% 6/13/18	409,000	490,512
2.375% 1/13/22	350,000	364,408
Federal National Mortgage Association
4.625% 10/15/14	251,000	267,828
2.625% 11/20/14	1,500,000	1,556,718
0.375% 3/16/15	1,000,000	1,000,766
0.500% 5/27/15	1,000,000	1,003,573
4.375% 10/15/15	400,000	440,076
0.650% 3/28/16	1,400,000	1,401,513
(Zero Coupon), 6/1/17	650,000	627,327
5.375% 6/12/17	2,371,000	2,827,841

		22,494,018

U.S. Treasuries (13.3%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	667,935
8.125% 8/15/19	1,204,000	1,732,114
8.500% 2/15/20	592,000	880,715
U.S. Treasury Notes
1.875% 4/30/14	4,800,000	4,887,539
0.250% 5/31/14	5,000,000	5,003,589
0.125% 7/31/14	3,500,000	3,496,360
2.375% 8/31/14	49,000	50,495
0.250% 9/15/14	4,500,000	4,502,351
0.500% 10/15/14	4,000,000	4,016,914
2.375% 10/31/14	3,000,000	3,101,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.375% 11/15/14	$850,000	$852,038
4.250% 11/15/14	1,000,000	1,065,078
0.250% 11/30/14	5,000,000	5,001,953
0.250% 12/15/14	1,700,000	1,700,681
0.125% 12/31/14	3,000,000	2,994,844
0.250% 1/15/15	2,000,000	2,000,391
0.250% 2/15/15	1,000,000	999,971
4.000% 2/15/15	284,000	303,878
2.375% 2/28/15	1,130,000	1,175,735
0.375% 3/15/15	1,000,000	1,002,412
2.500% 4/30/15	4,000,000	4,185,117
0.250% 5/15/15	2,000,000	1,999,082
4.125% 5/15/15	312,000	337,362
1.875% 6/30/15	800,000	828,555
0.250% 7/15/15	3,000,000	2,997,656
1.750% 7/31/15	900,000	930,551
1.250% 8/31/15	2,400,000	2,455,125
1.250% 9/30/15	1,500,000	1,535,317
1.250% 10/31/15	2,400,000	2,457,235
0.375% 11/15/15	1,000,000	1,001,523
1.375% 11/30/15	2,000,000	2,055,312
2.125% 12/31/15	2,500,000	2,622,070
0.375% 1/15/16	2,500,000	2,502,686
2.000% 1/31/16	2,600,000	2,720,834
2.125% 2/29/16	2,800,000	2,943,555
5.125% 5/15/16	2,500,000	2,865,820
1.500% 6/30/16	3,500,000	3,622,808
3.250% 6/30/16	685,000	747,613
4.875% 8/15/16	372,000	427,212
3.250% 12/31/16	1,500,000	1,652,710
0.875% 1/31/17	4,500,000	4,559,194
3.000% 2/28/17	240,000	262,802
3.250% 3/31/17	3,050,000	3,374,301
0.875% 4/30/17	1,000,000	1,012,002
0.750% 6/30/17	1,000,000	1,005,752
2.500% 6/30/17	2,000,000	2,158,750
0.500% 7/31/17	1,700,000	1,690,255
4.750% 8/15/17	3,900,000	4,594,840
0.625% 9/30/17	700,000	698,639
1.875% 9/30/17	2,250,000	2,370,806
0.750% 10/31/17	3,000,000	3,008,701
4.250% 11/15/17	730,000	848,475
0.750% 12/31/17	4,000,000	4,005,429
2.750% 12/31/17	2,500,000	2,738,965
2.625% 1/31/18	1,000,000	1,090,361
0.750% 2/28/18	1,250,000	1,249,743
2.750% 2/28/18	2,100,000	2,304,094
2.875% 3/31/18	1,600,000	1,765,938
1.500% 8/31/18	1,750,000	1,809,199
1.375% 9/30/18	1,500,000	1,540,313
1.250% 1/31/19	3,000,000	3,049,922
1.250% 4/30/19	1,200,000	1,216,172
3.125% 5/15/19	900,000	1,013,915
3.375% 11/15/19	1,065,000	1,219,134
1.000% 11/30/19	1,100,000	1,088,753
3.625% 2/15/20	695,000	807,551
3.500% 5/15/20	5,000,000	5,773,535
2.625% 8/15/20	3,100,000	3,386,266
2.625% 11/15/20	600,000	654,416
3.625% 2/15/21	3,150,000	3,669,750
3.125% 5/15/21	3,000,000	3,378,106
2.125% 8/15/21	1,550,000	1,619,765
2.000% 11/15/21	3,750,000	3,867,224
2.000% 2/15/22	750,000	771,013
1.750% 5/15/22	1,150,000	1,153,336
2.000% 2/15/23	1,900,000	1,924,047

		163,006,128

Total Government Securities		197,757,792

Total Long-Term Debt Securities (43.3%) (Cost $497,789,049)		529,372,076

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
0.000%*†	200,000	—

Total Consumer Discretionary		—

Financials (0.6%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%*§	4,046	4,001,241

Thrifts & Mortgage Finance (0.3%)
Fannie Mae
6.750%*	200,000	560,000
7.625%*	306,800	895,856
8.250%(l)*	149,600	486,200
Freddie Mac
8.375%(l)*	288,100	956,492

		2,898,548

Total Financials		6,899,789

Total Preferred Stocks (0.6%) (Cost $24,885,979)		6,899,789

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%*	29,500	1,266,730

Total Consumer Discretionary		1,266,730

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
5.750%*§	2,000	2,043,750
SandRidge Energy, Inc.
7.000%	30,000	2,677,500

		4,721,250

Total Energy		4,721,250

Financials (2.0%)
Commercial Banks (0.7%)
Wells Fargo & Co.
7.500%*	7,000	9,021,250

Diversified Financial Services (0.8%)
Bank of America Corp.
7.250%*	8,210	10,001,094

Insurance (0.1%)
MetLife, Inc.
5.000%*	31,000	1,531,400

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%*	130,000	3,227,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%*	80	$860,000

Total Financials		24,641,644

Materials (0.0%)
Metals & Mining (0.0%)
AngloGold Ashanti Holdings Finance plc
6.000%*	20,000	569,600

Total Materials		569,600

Total Convertible Preferred Stocks (2.5%) (Cost $29,812,202)		31,199,224

COMMON STOCKS:
Consumer Discretionary (2.4%)
Auto Components (0.1%)
BorgWarner, Inc.*	1,588	122,816
Delphi Automotive plc	4,019	178,444
Goodyear Tire & Rubber Co.*	3,389	42,735
Johnson Controls, Inc.	9,402	329,728

		673,723

Automobiles (0.1%)
Ford Motor Co.	53,868	708,364
Harley-Davidson, Inc.	3,115	166,030

		874,394

Distributors (0.0%)
Genuine Parts Co.	2,121	165,438

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,378	23,964
H&R Block, Inc.	3,739	110,001

		133,965

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	6,106	209,436
Chipotle Mexican Grill, Inc.*	425	138,495
Darden Restaurants, Inc.	1,776	91,784
International Game Technology	3,647	60,176
Marriott International, Inc., Class A	3,341	141,090
McDonald’s Corp.	13,772	1,372,931
Starbucks Corp.	10,291	586,175
Starwood Hotels & Resorts Worldwide, Inc.	2,660	169,522
Wyndham Worldwide Corp.	1,876	120,964
Wynn Resorts Ltd.	1,096	137,175
Yum! Brands, Inc.	6,184	444,877

		3,472,625

Household Durables (0.0%)
D.R. Horton, Inc.	3,836	93,215
Garmin Ltd.	1,490	49,230
Harman International Industries, Inc.	940	41,952
Leggett & Platt, Inc.	1,970	66,547
Lennar Corp., Class A	2,274	94,325
Newell Rubbermaid, Inc.	3,952	103,147
PulteGroup, Inc.*	4,666	94,440
Whirlpool Corp.	1,079	127,818

		670,674

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	4,994	1,330,851
Expedia, Inc.	1,279	76,753
Netflix, Inc.*	769	145,656
priceline.com, Inc.*	685	471,232
TripAdvisor, Inc.*	1,516	79,620

		2,104,112

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,563	68,678
Mattel, Inc.	4,731	207,171

		275,849

Media (1.1%)
Cablevision Systems Corp. - New York Group, Class A	2,946	44,072
CBS Corp., Class B	8,036	375,201
Comcast Corp., Class A	185,439	7,790,292
Dex One Corp.*	115,741	197,917
DIRECTV*	7,871	445,577
Discovery Communications, Inc., Class A*	3,368	265,196
Gannett Co., Inc.	3,166	69,240
Interpublic Group of Cos., Inc.	5,684	74,063
News Corp., Class A	27,464	838,201
Omnicom Group, Inc.	3,590	211,451
Scripps Networks Interactive, Inc., Class A	1,181	75,986
Time Warner Cable, Inc.	4,058	389,811
Time Warner, Inc.	12,838	739,726
Viacom, Inc., Class B	6,254	385,059
Walt Disney Co.	24,796	1,408,413
Washington Post Co., Class B	61	27,267

		13,337,472

Multiline Retail (0.2%)
Dollar General Corp.*	4,153	210,059
Dollar Tree, Inc.*	3,131	151,635
Family Dollar Stores, Inc.	1,326	78,300
J.C. Penney Co., Inc.	1,939	29,298
Kohl’s Corp.	2,917	134,561
Macy’s, Inc.	5,433	227,317
Nordstrom, Inc.	2,056	113,553
Target Corp.	18,938	1,296,306

		2,241,029

Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	1,087	50,219
AutoNation, Inc.*	527	23,056
AutoZone, Inc.*	499	197,988
Bed Bath & Beyond, Inc.*	3,106	200,089
Best Buy Co., Inc.	3,631	80,427
CarMax, Inc.*	3,145	131,146
GameStop Corp., Class A	1,645	46,011
Gap, Inc.	4,072	144,149
Home Depot, Inc.	20,535	1,432,932
L Brands, Inc.	3,277	146,351
Lowe’s Cos., Inc.	15,244	578,052
O’Reilly Automotive, Inc.*	1,529	156,799
PetSmart, Inc.	1,476	91,660
Ross Stores, Inc.	3,057	185,315
Staples, Inc.	9,278	124,604
Tiffany & Co.	1,640	114,046
TJX Cos., Inc.	10,015	468,201
Urban Outfitters, Inc.*	1,512	58,575

		4,229,620

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,855	192,711
Fossil, Inc.*	737	71,194
NIKE, Inc., Class B	9,964	587,976
PVH Corp.	1,069	114,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	835	$141,374
VF Corp.	1,215	203,816

		1,311,251

Total Consumer Discretionary		29,490,152

Consumer Staples (2.6%)
Beverages (1.1%)
Beam, Inc.	2,202	139,915
Brown-Forman Corp., Class B	2,083	148,726
Coca-Cola Co.	52,639	2,128,721
Coca-Cola Enterprises, Inc.	3,604	133,060
Constellation Brands, Inc., Class A*	2,098	99,949
Diageo plc.	150,000	4,729,288
Dr. Pepper Snapple Group, Inc.	2,796	131,272
Molson Coors Brewing Co., Class B	2,134	104,416
Monster Beverage Corp.*	1,978	94,430
PepsiCo, Inc.	71,191	5,631,920

		13,341,697

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	5,983	634,856
CVS Caremark Corp.	16,909	929,826
Kroger Co.	7,120	235,957
Safeway, Inc.	93,595	2,466,228
Sysco Corp.	8,048	283,048
Walgreen Co.	11,812	563,196
Wal-Mart Stores, Inc.	22,972	1,718,995
Whole Foods Market, Inc.	2,363	204,990

		7,037,096

Food Products (0.3%)
Archer-Daniels-Midland Co.	9,060	305,594
Campbell Soup Co.	2,459	111,540
ConAgra Foods, Inc.	5,684	203,544
Dean Foods Co.*	2,548	46,195
General Mills, Inc.	8,880	437,873
H.J. Heinz Co.	4,404	318,277
Hershey Co.	2,062	180,487
Hormel Foods Corp.	1,858	76,773
J.M. Smucker Co.	1,472	145,964
Kellogg Co.	3,429	220,930
Kraft Foods Group, Inc.	8,138	419,351
McCormick & Co., Inc. (Non-Voting)	1,826	134,302
Mead Johnson Nutrition Co.	2,782	215,466
Mondelez International, Inc., Class A	24,423	747,588
Tyson Foods, Inc., Class A	3,902	96,848

		3,660,732

Household Products (0.3%)
Clorox Co.	1,799	159,265
Colgate-Palmolive Co.	6,038	712,665
Kimberly-Clark Corp.	5,323	521,548
Procter & Gamble Co.	37,517	2,891,060

		4,284,538

Personal Products (0.0%)
Avon Products, Inc.	5,949	123,323
Estee Lauder Cos., Inc., Class A	3,295	210,979

		334,302

Tobacco (0.3%)
Altria Group, Inc.	27,603	949,267
Lorillard, Inc.	5,210	210,224
Philip Morris International, Inc.	22,631	2,098,120
Reynolds American, Inc.	4,412	196,290

		3,453,901

Total Consumer Staples		32,112,266

Energy (5.4%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	20,868	968,484
Cameron International Corp.*	3,404	221,941
Diamond Offshore Drilling, Inc.	953	66,291
Ensco plc, Class A	3,185	191,100
FMC Technologies, Inc.*	3,275	178,127
Halliburton Co.	124,697	5,039,006
Helmerich & Payne, Inc.	1,457	88,440
Nabors Industries Ltd.	4,007	64,993
National Oilwell Varco, Inc.	5,860	414,595
Noble Corp.	3,478	132,686
Rowan Cos., plc, Class A*	1,696	59,971
Schlumberger Ltd.	48,242	3,612,843
Weatherford International Ltd.*	100,000	1,214,000

		12,252,477

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	32,375	2,831,194
Apache Corp.	5,380	415,121
BP plc (ADR)	100,000	4,235,000
Cabot Oil & Gas Corp.	2,890	195,393
Callon Petroleum Co.*	150,000	555,000
Canadian Oil Sands Ltd.	250,000	5,153,320
Chesapeake Energy Corp.	55,351	1,129,714
Chevron Corp.	72,981	8,671,602
ConocoPhillips Co.	16,770	1,007,877
CONSOL Energy, Inc.	3,139	105,627
Denbury Resources, Inc.*	5,128	95,637
Devon Energy Corp.	15,186	856,794
EOG Resources, Inc.	3,732	477,957
EQT Corp.	2,068	140,107
Exxon Mobil Corp.	127,525	11,491,278
Hess Corp.	4,076	291,882
Kinder Morgan, Inc.	8,667	335,240
Marathon Oil Corp.	9,719	327,725
Marathon Petroleum Corp.	4,552	407,859
Murphy Oil Corp.	2,487	158,497
Newfield Exploration Co.*	1,853	41,544
Noble Energy, Inc.	2,466	285,218
Occidental Petroleum Corp.	11,063	867,007
Peabody Energy Corp.	71,718	1,516,836
Phillips 66	8,536	597,264
Pioneer Natural Resources Co.	1,818	225,886
QEP Resources, Inc.	2,449	77,976
Range Resources Corp.	2,236	181,205
Royal Dutch Shell plc (ADR), Class A	101,400	6,607,224
Southwestern Energy Co.*	4,821	179,630
Spectra Energy Corp.	59,176	1,819,662
Tesoro Corp.	1,887	110,484
Total S.A. (ADR)	35,000	1,679,300
Valero Energy Corp.	7,601	345,769
Williams Cos., Inc.	9,360	350,626
WPX Energy, Inc.*	2,776	44,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
		$53,812,927

Total Energy		66,065,404

Financials (5.4%)
Capital Markets (0.6%)
Ameriprise Financial, Inc.	2,794	205,778
Bank of New York Mellon Corp.	15,996	447,728
BlackRock, Inc.	14,627	3,757,384
Charles Schwab Corp.	15,094	267,013
E*TRADE Financial Corp.*	3,552	38,042
Franklin Resources, Inc.	1,897	286,086
Goldman Sachs Group, Inc.	6,010	884,371
Invesco Ltd.	6,043	175,005
Legg Mason, Inc.	1,568	50,411
Morgan Stanley	18,855	414,433
Northern Trust Corp.	2,989	163,080
State Street Corp.	6,275	370,790
T. Rowe Price Group, Inc.	3,557	266,313

		7,326,434

Commercial Banks (1.8%)
Barclays plc	300,000	1,327,164
BB&T Corp.	9,612	301,721
Comerica, Inc.	2,575	92,571
Fifth Third Bancorp	12,020	196,046
First Horizon National Corp.	3,356	35,842
HSBC Holdings plc	500,000	5,337,068
Huntington Bancshares, Inc./Ohio	11,517	85,111
KeyCorp.	12,670	126,193
M&T Bank Corp.	16,036	1,654,274
PNC Financial Services Group, Inc.	7,258	482,657
Regions Financial Corp.	19,422	159,066
SunTrust Banks, Inc.	7,388	212,848
U.S. Bancorp	25,592	868,336
Wells Fargo & Co.	287,699	10,641,986
Zions Bancorp	2,531	63,250

		21,584,133

Consumer Finance (0.1%)
American Express Co.	13,199	890,405
Capital One Financial Corp.	7,997	439,435
Discover Financial Services	6,803	305,046
SLM Corp.	6,225	127,488

		1,762,374

Diversified Financial Services (1.6%)
Bank of America Corp.	598,606	7,291,021
Citigroup, Inc.	41,734	1,846,312
CME Group, Inc./Illinois	4,216	258,820
IntercontinentalExchange, Inc.*	1,001	163,233
JPMorgan Chase & Co.	202,567	9,613,830
Leucadia National Corp.	4,015	110,131
McGraw-Hill Cos., Inc.	3,856	200,821
Moody’s Corp.	2,660	141,831
NASDAQ OMX Group, Inc.	1,606	51,874
NYSE Euronext	3,351	129,483

		19,807,356

Insurance (0.8%)
ACE Ltd.	4,665	415,045
Aflac, Inc.	6,420	333,968
Allstate Corp.	6,557	321,752
American International Group, Inc.*	20,276	787,114
Aon plc	4,279	263,159
Assurant, Inc.	1,075	48,386
Berkshire Hathaway, Inc., Class B*	25,050	2,610,210
Chubb Corp.	3,585	313,795
Cincinnati Financial Corp.	2,019	95,277
Genworth Financial, Inc., Class A*	6,776	67,760
Hartford Financial Services Group, Inc.	6,002	154,852
Lincoln National Corp.	3,728	121,570
Loews Corp.	4,242	186,945
Marsh & McLennan Cos., Inc.	7,531	285,952
MetLife, Inc.	36,898	1,402,862
Principal Financial Group, Inc.	3,788	128,906
Progressive Corp.	7,646	193,214
Prudential Financial, Inc.	6,386	376,710
QBE Insurance Group Ltd.	80,000	1,125,275
Torchmark Corp.	1,284	76,783
Travelers Cos., Inc.	5,191	437,030
Unum Group	3,705	104,666
XL Group plc.	4,050	122,715

		9,973,946

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	5,427	417,445
Apartment Investment & Management Co. (REIT), Class A	1,987	60,921
AvalonBay Communities, Inc. (REIT)	1,566	198,365
Boston Properties, Inc. (REIT)	2,083	210,508
Equity Residential (REIT)	4,405	242,539
HCP, Inc. (REIT)	6,227	310,478
Health Care REIT, Inc. (REIT)	3,582	243,254
Host Hotels & Resorts, Inc. (REIT)	9,989	174,708
Kimco Realty Corp. (REIT)	5,603	125,507
Plum Creek Timber Co., Inc. (REIT)	2,229	116,354
Prologis, Inc. (REIT)	6,356	254,113
Public Storage (REIT)	1,982	301,898
Simon Property Group, Inc. (REIT)	4,308	683,077
Ventas, Inc. (REIT)	4,009	293,459
Vornado Realty Trust (REIT)	2,322	194,212
Westfield Retail Trust (REIT)	454,500	1,429,072
Weyerhaeuser Co. (REIT)	7,489	235,005

		5,490,915

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	4,178	105,494

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,490	56,074
People’s United Financial, Inc.	4,650	62,496

		118,570

Total Financials		66,169,222

Health Care (5.2%)
Biotechnology (0.3%)
Alexion Pharmaceuticals, Inc.*	2,681	247,027
Amgen, Inc.	10,279	1,053,700
Biogen Idec, Inc.*	3,246	626,186
Celgene Corp.*	5,751	666,599
Gilead Sciences, Inc.*	20,909	1,023,077

		3,616,589

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	21,571	761,888
Baxter International, Inc.	7,498	544,655
Becton, Dickinson and Co.	2,664	254,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Scientific Corp.*	18,641	$145,586
C.R. Bard, Inc.	1,048	105,617
CareFusion Corp.*	3,060	107,069
Covidien plc	6,480	439,603
DENTSPLY International, Inc.	1,962	83,228
Edwards Lifesciences Corp.*	1,567	128,745
Intuitive Surgical, Inc.*	551	270,646
Medtronic, Inc.	13,890	652,274
St. Jude Medical, Inc.	3,897	157,595
Stryker Corp.	3,972	259,133
Varian Medical Systems, Inc.*	1,495	107,640
Zimmer Holdings, Inc.	2,326	174,962

		4,193,346

Health Care Providers & Services (0.3%)
Aetna, Inc.	4,504	230,244
AmerisourceBergen Corp.	3,161	162,633
Cardinal Health, Inc.	4,681	194,823
Cigna Corp.	3,929	245,052
Coventry Health Care, Inc.	1,851	87,052
DaVita HealthCare Partners, Inc.* .	1,159	137,446
Express Scripts Holding Co.*	11,241	648,044
Humana, Inc.	2,180	150,660
Laboratory Corp. of America Holdings*	1,278	115,276
McKesson Corp.	3,198	345,256
Patterson Cos., Inc.	1,148	43,670
Quest Diagnostics, Inc.	2,167	122,327
Tenet Healthcare Corp.*	1,432	68,135
UnitedHealth Group, Inc.	14,076	805,288
WellPoint, Inc.	4,179	276,775

		3,632,681

Health Care Technology (0.0%)
Cerner Corp.*	2,013	190,732

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,759	199,735
Life Technologies Corp.*	2,370	153,173
PerkinElmer, Inc.	1,573	52,916
Thermo Fisher Scientific, Inc.	4,911	375,642
Waters Corp.*	1,184	111,190

		892,656

Pharmaceuticals (4.2%)
AbbVie, Inc.	21,709	885,293
Actavis, Inc.*	1,755	161,653
Allergan, Inc.	4,224	471,525
Bristol-Myers Squibb Co.	22,487	926,240
Eli Lilly and Co.	13,710	778,591
Forest Laboratories, Inc.*	3,220	122,489
Hospira, Inc.*	2,266	74,393
Johnson & Johnson	138,391	11,283,018
Merck & Co., Inc.	316,309	13,990,347
Mylan, Inc.*	5,432	157,202
Perrigo Co.	1,210	143,663
Pfizer, Inc.	373,735	10,785,992
Roche Holding AG	33,700	7,845,465
Sanofi S.A. (ADR)	75,000	3,831,000

		51,456,871

Total Health Care		63,982,875

Industrials (3.1%)
Aerospace & Defense (0.6%)
Boeing Co.	9,347	802,440
General Dynamics Corp.	4,563	321,737
Honeywell International, Inc.	10,765	811,143
L-3 Communications Holdings, Inc.	1,234	99,855
Lockheed Martin Corp.	15,281	1,474,922
Northrop Grumman Corp.	3,256	228,408
Precision Castparts Corp.	2,011	381,326
Raytheon Co.	37,568	2,208,623
Rockwell Collins, Inc.	1,875	118,350
Textron, Inc.	3,729	111,162
United Technologies Corp.	11,582	1,082,106

		7,640,072

Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	2,211	131,466
Expeditors International of Washington, Inc.	2,836	101,274
FedEx Corp.	4,016	394,371
United Parcel Service, Inc., Class B	9,821	843,624

		1,470,735

Airlines (0.0%)
Southwest Airlines Co.	9,967	134,355

Building Products (0.0%)
Masco Corp.	4,882	98,861

Commercial Services & Supplies (0.5%)
ADT Corp.	3,183	155,776
Avery Dennison Corp.	1,375	59,221
Cintas Corp.	1,441	63,591
Iron Mountain, Inc.	2,312	83,949
Pitney Bowes, Inc.	2,766	41,103
Republic Services, Inc.	46,790	1,544,070
Stericycle, Inc.*	1,180	125,292
Tyco International Ltd.	6,409	205,088
Waste Management, Inc.	98,508	3,862,499

		6,140,589

Construction & Engineering (0.0%)
Fluor Corp.	2,232	148,048
Jacobs Engineering Group, Inc.*	1,791	100,726
Quanta Services, Inc.*	2,945	84,168
		332,942
Electrical Equipment (0.2%)
Eaton Corp. plc	6,470	396,288
Emerson Electric Co.	9,912	553,783
Rockwell Automation, Inc.	10,320	891,132
Roper Industries, Inc.	1,358	172,887

		2,014,090

Industrial Conglomerates (1.1%)
3M Co.	8,716	926,598
Danaher Corp.	7,958	494,590
General Electric Co.	524,810	12,133,607

		13,554,795

Machinery (0.3%)
Caterpillar, Inc.	14,796	1,286,808
Cummins, Inc.	2,427	281,071
Deere & Co.	5,350	459,993
Dover Corp.	2,399	174,839
Flowserve Corp.	661	110,856
Illinois Tool Works, Inc.	5,704	347,602
Ingersoll-Rand plc.	3,785	208,213
Joy Global, Inc.	1,463	87,078
PACCAR, Inc.	4,854	245,418
Pall Corp.	1,519	103,854
Parker Hannifin Corp.	2,049	187,647
Pentair Ltd. (Registered)	2,831	149,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Snap-on, Inc.	801	$66,243
Stanley Black & Decker, Inc.	2,207	178,701
Xylem, Inc.	2,570	70,829

		3,958,487

Professional Services (0.0%)
Dun & Bradstreet Corp.	561	46,928
Equifax, Inc.	1,654	95,254
Robert Half International, Inc.	1,908	71,607

		213,789

Road & Rail (0.2%)
CSX Corp.	14,019	345,288
Norfolk Southern Corp.	4,326	333,448
Ryder System, Inc.	703	42,004
Union Pacific Corp.	6,448	918,260

		1,639,000

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,703	190,149
W.W. Grainger, Inc.	823	185,159

		375,308

Total Industrials		37,573,023

Information Technology (4.1%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	120,230	2,514,009
F5 Networks, Inc.*	1,079	96,117
Harris Corp.	1,552	71,920
JDS Uniphase Corp.*	3,242	43,345
Juniper Networks, Inc.*	7,103	131,690
Motorola Solutions, Inc.	3,790	242,674
QUALCOMM, Inc.	23,597	1,579,819

		4,679,574

Computers & Peripherals (0.7%)
Apple, Inc.	14,897	6,593,859
Dell, Inc.	20,060	287,460
EMC Corp.*	28,902	690,469
Hewlett-Packard Co.	26,818	639,341
NetApp, Inc.*	4,950	169,092
SanDisk Corp.*	3,325	182,875
Seagate Technology plc	4,386	160,352
Western Digital Corp.	2,974	149,533

		8,872,981

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A.	2,198	164,081
Corning, Inc.	20,226	269,612
FLIR Systems, Inc.	1,990	51,760
Jabil Circuit, Inc.	2,500	46,200
Molex, Inc.	1,907	55,837
TE Connectivity Ltd.	5,783	242,481

		829,971

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	2,431	85,790
eBay, Inc.*	16,026	868,930
Google, Inc., Class A*	3,668	2,912,502
VeriSign, Inc.*	2,095	99,052
Yahoo!, Inc.*	13,310	313,184

		4,279,458

IT Services (0.6%)
Accenture plc, Class A	8,849	672,259
Automatic Data Processing, Inc.	6,663	433,228
Cognizant Technology Solutions Corp., Class A*	4,145	317,548
Computer Sciences Corp.	2,104	103,580
Fidelity National Information Services, Inc.	4,027	159,550
Fiserv, Inc.*	1,838	161,432
International Business Machines Corp.	14,388	3,068,960
Mastercard, Inc., Class A	1,450	784,639
Paychex, Inc.	4,439	155,676
SAIC, Inc.	3,874	52,493
Teradata Corp.*	2,277	133,227
Total System Services, Inc.	2,208	54,714
Visa, Inc., Class A	7,083	1,202,977
Western Union Co.	7,810	117,462

		7,417,745

Office Electronics (0.0%)
Xerox Corp	16,807	144,540

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	8,285	21,127
Altera Corp.	4,397	155,962
Analog Devices, Inc.	4,202	195,351
Applied Materials, Inc.	16,481	222,164
Broadcom Corp., Class A	7,189	249,243
First Solar, Inc.*	833	22,458
Intel Corp.	408,528	8,926,337
KLA-Tencor Corp.	2,287	120,616
Lam Research Corp.*	2,229	92,414
Linear Technology Corp.	3,201	122,822
LSI Corp.*	7,533	51,074
Microchip Technology, Inc.	2,676	98,370
Micron Technology, Inc.*	14,032	140,039
NVIDIA Corp.	8,556	109,688
Teradyne, Inc.*	2,592	42,042
Texas Instruments, Inc.	73,173	2,596,178
Xilinx, Inc.	3,583	136,763

		13,302,648

Software (0.8%)
Adobe Systems, Inc.*	6,850	298,043
Autodesk, Inc.*	3,094	127,597
BMC Software, Inc.*	1,805	83,626
CA, Inc.	4,586	115,430
Citrix Systems, Inc.*	2,567	185,235
Electronic Arts, Inc.*	4,119	72,906
Intuit, Inc.	3,826	251,177
Microsoft Corp.	192,536	5,508,455
Oracle Corp.	79,616	2,574,781
Red Hat, Inc.*	2,656	134,287
Salesforce.com, Inc.*	1,850	330,835
Symantec Corp.*	9,454	233,325

		9,915,697

Total Information Technology		49,442,614

Materials (4.1%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	2,851	248,379
Airgas, Inc.	938	93,012
CF Industries Holdings, Inc.	866	164,861
Dow Chemical Co.	276,341	8,798,698
E.I. du Pont de Nemours & Co.	105,931	5,207,568
Eastman Chemical Co.	2,118	147,985
Ecolab, Inc.	3,646	292,336
FMC Corp.	1,892	107,901
International Flavors & Fragrances, Inc.	1,126	86,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	105,435	$6,672,981
Monsanto Co.	7,359	777,331
Mosaic Co.	3,794	226,160
PPG Industries, Inc.	1,964	263,058
Praxair, Inc.	4,071	454,079
Sherwin-Williams Co.	1,179	199,121
Sigma-Aldrich Corp.	1,649	128,094

		23,867,895

Construction Materials (0.0%)
Vulcan Materials Co.	1,787	92,388

Containers & Packaging (0.0%)
Ball Corp.	2,052	97,634
Bemis Co., Inc.	1,423	57,432
MeadWestvaco Corp.	2,402	87,193
Owens-Illinois, Inc.*	2,266	60,389
Sealed Air Corp.	2,663	64,205

		366,853

Metals & Mining (2.1%)
Alcoa, Inc.	14,685	125,116
Allegheny Technologies, Inc.	1,463	46,392
Barrick Gold Corp.	129,600	3,810,240
BHP Billiton plc	142,900	4,158,028
Cliffs Natural Resources, Inc.	2,080	39,541
Freeport-McMoRan Copper & Gold, Inc.	186,041	6,157,957
Goldcorp, Inc.	79,400	2,670,222
Newmont Mining Corp.	134,624	5,639,399
Nucor Corp.	4,358	201,122
Rio Tinto plc (ADR)	55,000	2,589,400
United States Steel Corp.	1,959	38,200

		25,475,617

Paper & Forest Products (0.0%)
International Paper Co.	6,059	282,228

Total Materials		50,084,981

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	300,422	11,022,483
CenturyLink, Inc.	58,595	2,058,442
France Telecom S.A	37,400	378,256
Frontier Communications Corp.	93,633	372,659
Telstra Corp., Ltd.	800,000	3,756,469
Verizon Communications, Inc.	39,256	1,929,433
Vivendi S.A	51,666	1,067,265
Windstream Corp.	8,142	64,729

		20,649,736

Wireless Telecommunication Services (0.6%)
Crown Castle International Corp.* .	4,030	280,649
MetroPCS Communications, Inc.*	4,415	48,124
Sprint Nextel Corp.*	41,349	256,777
Vodafone Group plc	2,200,000	6,237,646

		6,823,196

Total Telecommunication Services		27,472,932

Utilities (7.0%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	106,670	5,187,362
Duke Energy Corp.	129,939	9,432,272
Edison International	4,471	224,981
Entergy Corp.	62,453	3,949,528
Exelon Corp.	181,743	6,266,499
FirstEnergy Corp.	85,735	3,618,017
NextEra Energy, Inc.	96,251	7,476,778
Northeast Utilities	4,311	187,356
Pepco Holdings, Inc.	3,174	67,924
Pinnacle West Capital Corp.	1,514	87,645
PPL Corp.	108,605	3,400,422
Southern Co.	115,434	5,416,163
Xcel Energy, Inc.	156,694	4,653,812

		49,968,759

Gas Utilities (0.1%)
AGL Resources, Inc.	41,631	1,746,420
ONEOK, Inc.	2,824	134,620

		1,881,040

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	8,477	106,556
Dynegy, Inc.*	196,583	4,716,026
NRG Energy, Inc.	4,448	117,828

		4,940,410

Multi-Utilities (2.4%)
Ameren Corp.	3,343	117,072
CenterPoint Energy, Inc.	5,882	140,933
CMS Energy Corp.	3,656	102,149
Consolidated Edison, Inc.	4,017	245,157
Dominion Resources, Inc.	94,215	5,481,429
DTE Energy Co.	2,378	162,512
Integrys Energy Group, Inc.	1,070	62,231
NiSource, Inc.	4,277	125,487
PG&E Corp.	161,224	7,179,305
Public Service Enterprise Group, Inc.	171,941	5,904,454
SCANA Corp.	1,815	92,855
Sempra Energy	83,107	6,643,573
TECO Energy, Inc.	152,780	2,722,540
Wisconsin Energy Corp.	3,147	134,975

		29,114,672

Total Utilities		85,904,881

Total Common Stocks (41.6%) (Cost $407,052,771)		508,298,350

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co., Class A, expiring 7/10/16*	18,532	343,028
General Motors Co., Class B, expiring 7/10/19*	18,532	218,492

		561,520

Total Consumer Discretionary		561,520

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., expiring 10/2/17*	13,973	18,025

Total Utilities		18,025

Total Warrants (0.1%) (Cost $663,552)		579,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.6%)
Federal Farm Credit Bank
0.01%, 4/1/13 (o)(p)	$7,650,000	$7,650,000

Total Short-Term Investments (0.6%) (Cost $7,650,000)		7,650,000

Total Investments (88.7%) (Cost $967,853,553)		1,083,998,984
Other Assets Less Liabilities (11.3%)		138,737,140

Net Assets (100%)		$1,222,736,124

*	Non-income producing.

†	Securities (totaling $5 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $73,544,977 or 6.0% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,423	June-13	$109,028,587	$111,186,105	$2,157,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,490,152	$—	$—	$29,490,152
Consumer Staples	27,382,978	4,729,288	—	32,112,266
Energy	66,065,404	—	—	66,065,404
Financials	56,950,643	9,218,579	—	66,169,222
Health Care	56,137,410	7,845,465	—	63,982,875
Industrials	37,573,023	—	—	37,573,023
Information Technology	49,442,614	—	—	49,442,614
Materials	45,926,953	4,158,028	—	50,084,981
Telecommunication Services	16,033,296	11,439,636	—	27,472,932
Utilities	85,904,881	—	—	85,904,881
Convertible Bonds
Materials	—	2,855,775	—	2,855,775
Convertible Preferred Stocks
Consumer Discretionary	1,266,730	—	—	1,266,730
Energy	—	4,721,250	—	4,721,250
Financials	23,781,644	860,000	—	24,641,644
Materials	569,600	—	—	569,600
Corporate Bonds
Consumer Discretionary	—	52,294,689	5	52,294,694
Consumer Staples	—	17,468,489	—	17,468,489
Energy	—	48,444,906	—	48,444,906
Financials	—	60,639,783	—	60,639,783
Health Care	—	26,435,075	—	26,435,075
Industrials	—	21,875,438	—	21,875,438
Information Technology	—	40,865,652	—	40,865,652
Materials	—	19,082,537	—	19,082,537
Telecommunication Services	—	16,084,722	—	16,084,722
Utilities	—	25,567,213	—	25,567,213
Futures	2,157,518	—	—	2,157,518
Government Securities
Foreign Governments	—	6,320,735	—	6,320,735
Municipal Bonds	—	381,655	—	381,655
Supranational	—	5,555,256	—	5,555,256
U.S. Government Agencies	—	22,494,018	—	22,494,018
U.S. Treasuries	—	163,006,128	—	163,006,128
Preferred Stocks
Consumer Discretionary	—	—	—	—
Financials	2,898,548	4,001,241	—	6,899,789
Short-Term Investments	—	7,650,000	—	7,650,000
Warrants
Consumer Discretionary	561,520	—	—	561,520
Utilities	18,025	—	—	18,025

Total Assets	$502,160,939	$583,995,558	$5	$1,086,156,502

Total Liabilities	$—	$—	$—	$—

Total	$502,160,939	$583,995,558	$5	$1,086,156,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Preferred Stocks- Consumer Discretionary†	Investments in Corporate Bonds– Consumer Discretionary††
Balance as of 12/31/12	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	5
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/13	$—	$5

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$5

†	Security held at $0 Cost.

††	Security received through a corporate action with $0 cost.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,759,302
Long-term U.S. government debt securities	12,658,434

$53,417,736

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,203,264
Long-term U.S. government debt securities	14,517,822

$60,721,086

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,353,793
Aggregate gross unrealized depreciation	(69,706,341)

Net unrealized appreciation	$114,647,452

Federal income tax cost of investments	$969,351,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	3,000	$223,320
Corinthian Colleges, Inc.*	32,000	67,200

		290,520

Hotels, Restaurants & Leisure (0.5%)
7 Days Group Holdings Ltd. (ADR)*	200	2,686
Ameristar Casinos, Inc.	35,000	918,050
Dover Motorsports, Inc.	60,016	120,032
Ladbrokes plc.	20,000	68,618
Orient-Express Hotels Ltd., Class A*	7,000	69,020
WMS Industries, Inc.*	5,000	126,050

		1,304,456

Household Durables (0.1%)
Harman International Industries, Inc.	5,000	223,150
Nobility Homes, Inc.*	4,500	24,435

		247,585

Media (8.1%)
Acme Communications, Inc.	38,000	5,320
AMC Networks, Inc., Class A*	35,000	2,211,300
Arbitron, Inc.	18,000	843,660
Astral Media, Inc., Class A	10,000	482,749
Astral Media, Inc., Class B	2,200	115,322
Beasley Broadcasting Group, Inc., Class A	47,000	277,300
British Sky Broadcasting Group plc.	75,000	1,006,256
Clear Channel Outdoor Holdings, Inc., Class A*	242,000	1,812,580
Crown Media Holdings, Inc., Class A*	28,000	57,400
DISH Network Corp., Class A	15,000	568,500
Fisher Communications, Inc.	32,000	1,255,680
Jupiter Telecommunications Co., Ltd.	3,300	4,322,409
Liberty Media Corp.*	1,600	178,608
LIN TV Corp., Class A*	8,000	87,920
Media General, Inc., Class A*	92,000	546,480
Salem Communications Corp., Class A	24,500	194,285
Telenet Group Holding N.V.	100,000	4,945,377
Virgin Media, Inc.	52,000	2,546,440

		21,457,586

Multiline Retail (0.0%)
Macy's, Inc.	1,000	41,840

Specialty Retail (0.6%)
Best Buy Co., Inc.	12,000	265,800
Hot Topic, Inc.	5,000	69,400
PEP Boys-Manny, Moe & Jack*	100,000	1,179,000

		1,514,200

Textiles, Apparel & Luxury Goods (0.6%)
K-Swiss, Inc., Class A*	350,000	1,659,000

Total Consumer Discretionary		26,515,187

Consumer Staples (9.9%)
Beverages (1.8%)
Beam, Inc.	25,000	1,588,500
Grupo Modelo S.A.B. de C.V., Series C	360,000	3,262,937

		4,851,437

Food Products (7.5%)
Copeinca ASA	69,700	721,971
D.E Master Blenders 1753 N.V.*	130,000	2,008,018
GrainCorp Ltd., Class A	24,000	291,855
H.J. Heinz Co.	160,000	11,563,200
Hillshire Brands Co.	25,000	878,750
Parmalat S.p.A	940,000	2,397,828
Post Holdings, Inc.*	13,000	558,090
Rieber & Son ASA	29,700	330,523
Tootsie Roll Industries, Inc.	41,252	1,233,832

		19,984,067

Personal Products (0.6%)
Avon Products, Inc.	72,000	1,492,560

Total Consumer Staples		26,328,064

Energy (4.2%)
Energy Equipment & Services (0.0%)
Rowan Cos., plc, Class A*	3,000	106,080

Oil, Gas & Consumable Fuels (4.2%)
Anadarko Petroleum Corp.	2,000	174,900
Atlas Resource Partners LP.	1	24
Berry Petroleum Co., Class A	200	9,258
Copano Energy LLC.	3,000	121,560
Dragon Oil plc.	80,000	790,114
Kelt Exploration Ltd.*	1,500	9,819
McMoRan Exploration Co.*	500,000	8,175,000
Plains Exploration & Production Co.*	35,000	1,661,450
Uranium One, Inc.*	10,000	27,563
WesternZagros Resources Ltd.*	40,000	44,889

		11,014,577

Total Energy		11,120,657

Financials (4.4%)
Capital Markets (2.7%)
BKF Capital Group, Inc.*	12,000	12,240
Duff & Phelps Corp., Class A	400,000	6,204,000
Firstcity Financial Corp.*	20,000	196,400
Legg Mason, Inc.	15,000	482,250
SWS Group, Inc.*	55,000	332,750

		7,227,640

Commercial Banks (0.3%)
First Niagara Financial Group, Inc.	75,000	664,500

Consumer Finance (0.2%)
American Express Co.	7,000	472,220
Asset Acceptance Capital Corp.*	200	1,348
Netspend Holdings, Inc.*	1,400	22,246

		495,814

Real Estate Investment Trusts (REITs) (0.8%)
CreXus Investment Corp. (REIT)	2,000	26,040
Ryman Hospitality Properties (REIT)	44,242	2,024,072

		2,050,112

Thrifts & Mortgage Finance (0.4%)
Flushing Financial Corp.	10,000	169,400
Hudson City Bancorp, Inc.	105,000	907,200

		1,076,600

Total Financials		11,514,666

Health Care (4.8%)
Biotechnology (0.3%)
3SBio, Inc. (ADR)*	5,000	76,000
Grifols S.A. (ADR)*	23,968	695,312
Lexicon Pharmaceuticals, Inc.*	1,000	2,180

		773,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (0.4%)
American Medical Alert Corp.(b)*†	140,898	$1,409
ArthroCare Corp.*	23,000	799,480
Exactech, Inc.*	10,000	206,900
Palomar Medical Technologies, Inc.*	500	6,745

		1,014,534

Health Care Providers & Services (1.9%)
Assisted Living Concepts, Inc., Class A	10,000	118,900
Chemed Corp.	2,000	159,960
Coventry Health Care, Inc.	100,000	4,703,000
Rhoen-Klinikum AG	9,000	190,989

		5,172,849

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	17,000	918,000
WuXi PharmaTech Cayman, Inc. (ADR)*	47,000	807,460

		1,725,460

Pharmaceuticals (1.6%)
Adolor Corp.(b)*†	40,000	20,800
Allergan, Inc.	600	66,978
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	10,000	9,500
Obagi Medical Products, Inc.*	205,000	4,048,750

		4,146,028

Total Health Care		12,832,363

Industrials (9.7%)
Aerospace & Defense (0.1%)
Edac Technologies Corp.*	1,000	18,540
Exelis, Inc.	30,000	326,700

		345,240

Air Freight & Logistics (0.2%)
Park-Ohio Holdings Corp.*	6,000	198,780
TNT Express N.V.	54,000	395,799

		594,579

Building Products (0.3%)
Fortune Brands Home & Security, Inc.*	20,000	748,600
Griffon Corp.	10,000	119,200

		867,800

Electrical Equipment (1.1%)
Eaton Corp. plc	45,000	2,756,250

Machinery (6.2%)
Cascade Corp.	59,000	3,833,820
CIRCOR International, Inc.	7,000	297,500
Gardner Denver, Inc.	135,000	10,139,850
ITT Corp.	10,000	284,300
Navistar International Corp.*	20,000	691,400
Sauer-Danfoss, Inc.	100	5,843
Tennant Co.	5,000	242,800
Xylem, Inc.	29,000	799,240

		16,294,753

Trading Companies & Distributors (1.8%)
Kaman Corp.	5,000	177,350
SeaCube Container Leasing Ltd.	200,000	4,592,000

		4,769,350

Total Industrials		25,627,972

Information Technology (9.5%)
Communications Equipment (4.5%)
Acme Packet, Inc.*	400,000	11,688,000
Loral Space & Communications, Inc.	5,000	309,400

		11,997,400

Computers & Peripherals (4.5%)
Dell, Inc.	385,000	5,517,050
Diebold, Inc.	5,000	151,600
Intermec, Inc.*	630,000	6,192,900

		11,861,550

Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Escrow Shares)(b)*†	320,000	3,200
Laird plc	24,000	79,242

		82,442

Semiconductors & Semiconductor Equipment (0.3%)
Lam Research Corp.*	21,000	870,660

Software (0.2%)
Pervasive Software, Inc.*	50,000	458,500

Total Information Technology		25,270,552
Materials (2.3%)
Chemicals (0.1%)
Ferro Corp.*	20,000	135,000

Construction Materials (0.5%)
Vulcan Materials Co.	24,000	1,240,800

Containers & Packaging (0.2%)
Greif, Inc., Class A	1,000	53,620
Myers Industries, Inc.	42,000	586,320

		639,940

Metals & Mining (1.5%)
AuRico Gold, Inc.*	130,000	817,700
Aurizon Mines Ltd.*	20,000	87,612
Camino Minerals Corp.*	4,000	433
Hoganas AB, Class B	3,400	168,003
Inmet Mining Corp.	6,000	399,567
Metals USA Holdings Corp.	100,000	2,065,000
Pan American Silver Corp.	30,000	493,183

		4,031,498

Total Materials		6,047,238

Telecommunication Services (3.8%)
Diversified Telecommunication Services (0.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	238,227
Cincinnati Bell, Inc.*	60,000	195,600
Ziggo N.V.	500	17,584

		451,411

Wireless Telecommunication Services (3.6%)
MetroPCS Communications, Inc.*	300,000	3,270,000
Millicom International Cellular S.A.	22,000	1,739,760
NII Holdings, Inc.*	36,000	155,880
Sprint Nextel Corp.*	200,000	1,242,000
Telephone & Data Systems, Inc.	30,000	632,100
U.S. Cellular Corp.*	72,000	2,592,000

		9,631,740

Total Telecommunication Services		10,083,151

Utilities (1.3%)
Electric Utilities (0.4%)
Hawaiian Electric Industries, Inc.	14,000	387,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	22,000	$512,380

		900,320

Gas Utilities (0.9%)
National Fuel Gas Co.	40,000	2,454,000

Multi-Utilities (0.0%)
GDF Suez S.A.*†	3,801	5

Total Utilities		3,354,325

Total Common Stocks (59.9%) (Cost $149,265,955)		158,694,175

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc., expiring 3/1/19*	7,000	17,500

Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20*	180,000	320,400

Total Rights (0.1%) (Cost $391,370)		337,900

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	35,000	179,900

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (39.6%)
U.S. Treasury Bills
0.05%, 5/16/13(p)	$30,000,000	29,998,149
0.06%, 5/23/13(p)	45,000,000	44,995,838
0.06%, 7/11/13(p)	30,000,000	29,994,534

Total Government Securities		104,988,521

Total Short-Term Investments (39.6%) (Cost $104,983,758)		104,988,521

Total Investments (99.7%) (Cost $254,641,083)		264,200,496
Other Assets Less Liabilities (0.3%)		856,373

Net Assets (100%)		$265,056,869

*	Non-income producing.

†	Securities (totaling $34,914 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,865,472	$10,649,715	$—	$26,515,187
Consumer Staples	20,577,869	5,750,195	—	26,328,064
Energy	10,330,543	790,114	—	11,120,657
Financials	11,502,426	12,240	—	11,514,666
Health Care	12,609,665	190,989	31,709	12,832,363
Industrials	25,232,173	395,799	—	25,627,972
Information Technology	25,188,110	79,242	3,200	25,270,552
Materials	5,825,615	221,623	—	6,047,238
Telecommunication Services	9,827,340	255,811	—	10,083,151
Utilities	3,354,320	—	5	3,354,325
Rights
Health Care	337,900	—	—	337,900
Short-Term Investments	—	104,988,521	—	104,988,521
Warrants
Energy	179,900	—	—	179,900

Total Assets	$140,831,333	$123,334,249	$34,914	$264,200,496

Total Liabilities	$—	$—	$—	$—

Total	$140,831,333	$123,334,249	$34,914	$264,200,496

(a) Securities with a market value of $348,480 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Health Care	Investments in Common Stocks - Information Technology	Investments in Common Stocks - Utilities
Balance as of 12/31/12	$31,709	$3,200	$5
Total gains or losses (realized/unrealized) included in earnings	—	—	—	#
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$31,709	$3,200	$5

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$—	$—	#

# Amount is less than $0.50

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,075,179
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,326,410

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,270,404
Aggregate gross unrealized depreciation	(4,674,837)

Net unrealized appreciation	$8,595,567

Federal income tax cost of investments	$255,604,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.3%)
Auto Components (3.8%)
BorgWarner, Inc.*	154,000	$11,910,360
Brembo S.p.A	430,000	6,895,455
Dana Holding Corp.	930,000	16,581,900
Federal-Mogul Corp.*	975,000	5,879,250
Gentex Corp.	125,200	2,505,252
Modine Manufacturing Co.*	592,000	5,387,200
SORL Auto Parts, Inc.*	100,096	384,369
Spartan Motors, Inc.	290,000	1,539,900
Standard Motor Products, Inc.	340,000	9,424,800
Stoneridge, Inc.*	333,000	2,540,790
Strattec Security Corp.	140,000	3,980,200
Superior Industries International, Inc.	600,335	11,214,258
Tenneco, Inc.*	540,000	21,227,400

		99,471,134

Automobiles (0.1%)
Thor Industries, Inc.	4,000	147,160
Winnebago Industries, Inc.*	100,000	2,064,000

		2,211,160

Diversified Consumer Services (0.7%)
Ascent Capital Group, Inc., Class A*	106,000	7,890,640
Cambium Learning Group, Inc.*	210,000	216,300
Corinthian Colleges, Inc.*	510,000	1,071,000
Matthews International Corp., Class A	22,000	767,580
Stewart Enterprises, Inc., Class A	282,000	2,619,780
Universal Technical Institute, Inc.	420,000	5,304,600

		17,869,900

Hotels, Restaurants & Leisure (4.8%)
Biglari Holdings, Inc.*	36,192	13,506,492
Boyd Gaming Corp.*	1,320,000	10,916,400
Canterbury Park Holding Corp.‡	225,000	2,259,000
Cheesecake Factory, Inc.	574,228	22,170,943
Churchill Downs, Inc.	343,541	24,061,612
Cracker Barrel Old Country Store, Inc.	7,887	637,664
Denny's Corp.*	440,000	2,538,800
Dover Downs Gaming & Entertainment, Inc.	102,000	212,160
Dover Motorsports, Inc.	520,000	1,040,000
Dunkin' Brands Group, Inc.	2,500	92,200
Famous Dave's Of America, Inc.*	40,000	434,400
International Speedway Corp., Class A.	75,000	2,451,000
Krispy Kreme Doughnuts, Inc.*	225,000	3,249,000
Lakes Entertainment, Inc.*	65,000	188,500
Las Vegas Sands Corp.	235,000	13,242,250
Marcus Corp.	546,602	6,827,059
Morgans Hotel Group Co.*	220,000	1,302,400
Nathan's Famous, Inc.*	124,522	5,261,055
Orient-Express Hotels Ltd., Class A*	340,000	3,352,400
Penn National Gaming, Inc.*	82,000	4,463,260
Pinnacle Entertainment, Inc.*	300,000	4,386,000
Speedway Motorsports, Inc.	54,000	971,460
Wendy's Co.	113,000	640,710

		124,204,765

Household Durables (0.9%)
Bassett Furniture Industries, Inc.	25,000	399,000
Blyth, Inc.	63,087	1,095,190
Cavco Industries, Inc.*	151,060	7,185,924
Harman International Industries, Inc.	153,000	6,828,390
La-Z-Boy, Inc	180,000	3,396,600
Lennar Corp., Class A	10,000	414,800
Lennar Corp., Class B	30,000	967,800
Nobility Homes, Inc.*	83,100	451,233
Skyline Corp.*	248,000	1,480,560

		22,219,497

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	632,525	3,143,649
Liberty Ventures*	12,000	906,960
Nutrisystem, Inc.	72,000	610,560

		4,661,169

Leisure Equipment & Products (0.3%)
Brunswick Corp.	60,000	2,053,200
Marine Products Corp.	412,069	3,032,828
Polaris Industries, Inc.	8,000	739,920
Universal Entertainment Corp.	90,000	1,788,814

		7,614,762

Media (5.6%)
Acme Communications, Inc.	305,000	42,700
AMC Networks, Inc., Class A*	80,000	5,054,400
Arbitron, Inc.	63,000	2,952,810
Beasley Broadcasting Group, Inc., Class A‡	541,047	3,192,177
Belo Corp., Class A	200,000	1,966,000
Cablevision Systems Corp. - New York Group, Class A	310,000	4,637,600
Carmike Cinemas, Inc.*	71,000	1,286,520
Clear Channel Outdoor Holdings, Inc., Class A*	280,071	2,097,732
Crown Media Holdings, Inc., Class A*	200,000	410,000
Cumulus Media, Inc., Class A*	5	17
Discovery Communications, Inc., Class A*	12,000	944,880
Discovery Communications, Inc., Class C*	12,000	834,480
DISH Network Corp., Class A	20,000	758,000
Emmis Communications Corp., Class A*	90,000	149,400
EW Scripps Co., Class A*	365,000	4,390,950
Fisher Communications, Inc.	336,000	13,184,640
Global Sources Ltd.*	340,000	2,570,400
Gray Television, Inc.*	780,000	3,658,200
Grupo Televisa S.A.B. (ADR)	110,000	2,927,100
Il Sole 24 Ore S.p.A.*	420,000	267,843
Imax Corp.*	40,000	1,069,200
Interpublic Group of Cos., Inc.	900,000	11,727,000
Journal Communications, Inc., Class A*	1,200,000	8,064,000
LIN TV Corp., Class A*	430,000	4,725,700
Live Nation Entertainment, Inc.*	1,330,033	16,452,508
Madison Square Garden Co., Class A*	578,000	33,292,800
Media General, Inc., Class A*	1,025,000	6,088,500
Meredith Corp.	60,000	2,295,600
Pandora Media, Inc.*	4,100	58,056
Salem Communications Corp., Class A	654,000	5,186,220
Sinclair Broadcast Group, Inc., Class A	190,000	3,845,600

		144,131,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.3%)
Bon-Ton Stores, Inc.	550,000	$7,150,000

Specialty Retail (5.3%)
Aaron's, Inc.	235,050	6,741,234
AutoNation, Inc.*	445,000	19,468,750
Barnes & Noble, Inc.*	62,000	1,019,900
Bed Bath & Beyond, Inc.*	98,000	6,313,160
Big 5 Sporting Goods Corp.	280,000	4,370,800
Bowlin Travel Centers, Inc.*	76,000	101,080
Coldwater Creek, Inc.*	90,000	284,400
Monro Muffler Brake, Inc.	65,000	2,581,150
O'Reilly Automotive, Inc.*	289,000	29,636,950
Penske Automotive Group, Inc.	485,000	16,179,600
PEP Boys-Manny, Moe & Jack*	966,000	11,389,140
Pier 1 Imports, Inc.	384,820	8,850,860
Sally Beauty Holdings, Inc.*	519,000	15,248,220
Tractor Supply Co.	154,000	16,036,020

		138,221,264

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	105,000	4,783,800
Movado Group, Inc.	63,000	2,111,760
Wolverine World Wide, Inc.	25,000	1,109,250

		8,004,810

Total Consumer Discretionary		575,759,494

Consumer Staples (7.0%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	73,000	11,653,720
Brown-Forman Corp., Class A	45,000	3,312,000
Brown-Forman Corp., Class B	4,537	323,942
Crimson Wine Group Ltd.*	50,000	465,000
Davide Campari-Milano S.p.A	335,000	2,606,578

		18,361,240

Food & Staples Retailing (1.7%)
Casey's General Stores, Inc	300,000	17,490,000
Ingles Markets, Inc., Class A‡	735,000	15,787,800
United Natural Foods, Inc.*	92,000	4,526,400
Village Super Market, Inc., Class A	99,087	3,338,241
Weis Markets, Inc.	66,500	2,706,550

		43,848,991

Food Products (3.5%)
Boulder Brands, Inc.*	571,086	5,128,352
Dean Foods Co.*	70,000	1,269,100
Diamond Foods, Inc.*	270,000	4,552,200
Farmer Bros Co.*	48,131	707,526
Flowers Foods, Inc.	40,000	1,317,600
Griffin Land & Nurseries, Inc.‡	306,067	9,197,313
Hain Celestial Group, Inc.*	220,000	13,437,600
Ingredion, Inc.	110,000	7,955,200
J&J Snack Foods Corp.	50,000	3,844,500
John B. Sanfilippo & Son, Inc.	20,000	399,600
Lifeway Foods, Inc.	242,000	3,363,800
Post Holdings, Inc.*	180,000	7,727,400
Rock Field Co., Ltd.	200,000	4,227,970
Snyders-Lance, Inc.	600,033	15,156,834
Tootsie Roll Industries, Inc.	401,753	12,016,418

		90,301,413

Household Products (0.9%)
Church & Dwight Co., Inc.	78,000	5,041,140
Energizer Holdings, Inc.	31,000	3,091,630
Katy Industries, Inc.*†‡	462,000	369,600
Oil-Dri Corp. of America‡	451,000	12,280,730
WD-40 Co.	45,000	2,464,650

		23,247,750

Personal Products (0.2%)
Elizabeth Arden, Inc.*	16,000	644,000
Revlon, Inc., Class A*	22,000	491,920
United-Guardian, Inc.	148,000	2,871,200

		4,007,120

Total Consumer Staples		179,766,514

Energy (3.3%)
Energy Equipment & Services (3.3%)
Key Energy Services, Inc.*	93,000	751,440
Lufkin Industries, Inc.	366,000	24,298,740
Oceaneering International, Inc.	120,000	7,969,200
Rowan Cos., plc, Class A*	215,000	7,602,400
RPC, Inc.	2,485,000	37,697,450
Steel Excel, Inc.*	245,000	6,649,300

		84,968,530

Oil, Gas & Consumable Fuels (0.0%)
Black Ridge Oil and Gas, Inc.*	45,503	31,852
Clean Energy Fuels Corp.*	10,000	130,000

		161,852

Total Energy		85,130,382

Financials (5.2%)
Capital Markets (2.4%)
Artio Global Investors, Inc.	70,000	190,400
BKF Capital Group, Inc.*	66,000	67,320
Calamos Asset Management, Inc., Class A	125,000	1,471,250
Charles Schwab Corp.	220,000	3,891,800
Cohen & Steers, Inc.	439,068	15,837,183
Duff & Phelps Corp., Class A	90,000	1,395,900
GAM Holding AG*	265,000	4,480,406
Janus Capital Group, Inc.	1,240,000	11,656,000
KKR & Co. L.P	150,000	2,898,000
Legg Mason, Inc.	50,000	1,607,500
Medallion Financial Corp.	80,000	1,057,600
Pzena Investment Management, Inc., Class A	15,056	97,864
SWS Group, Inc.*	400,000	2,420,000
Waddell & Reed Financial, Inc., Class A	340,000	14,885,200
Wright Investors Service Holdings, Inc.*	262,000	615,700

		62,572,123

Commercial Banks (0.8%)
BBCN Bancorp, Inc.	575,000	7,509,500
Fidelity Southern Corp.*	28,946	332,879
First Niagara Financial Group, Inc.	725,000	6,423,500
FirstMerit Corp.	20,037	331,212
Hudson Valley Holding Corp.	118,000	1,759,380
Sterling Bancorp/New York	330,000	3,352,800

		19,709,271

Insurance (0.2%)
Alleghany Corp.*	3,395	1,344,148
Argo Group International Holdings Ltd.	58,000	2,400,040

		3,744,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (1.2%)
Gyrodyne Co. of America, Inc. (REIT)	2,200	$161,722
Ryman Hospitality Properties (REIT)	679,020	31,065,165

		31,226,887

Real Estate Management & Development (0.4%)
Capital Properties, Inc., Class A	17,100	118,845
Capital Properties, Inc., Class B(b)*†	7,800	54,210
St. Joe Co.*	290,000	6,162,500
Tejon Ranch Co.*	120,000	3,573,600

		9,909,155

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	12,500	150,875
Crazy Woman Creek Bancorp, Inc.*	13,900	136,915
Flushing Financial Corp.	314,751	5,331,882

		5,619,672

Total Financials		132,781,296

Health Care (5.4%)
Biotechnology (0.3%)
Cepheid, Inc.*	212,000	8,134,440
Lexicon Pharmaceuticals, Inc.*	100,000	218,000

		8,352,440

Health Care Equipment & Supplies (3.1%)
Alere, Inc.*	10,000	255,300
Align Technology, Inc.*	31,000	1,038,810
AngioDynamics, Inc.*	170,000	1,943,100
ArthroCare Corp.*	165,000	5,735,400
Biolase, Inc.*	100,501	399,994
Cantel Medical Corp.	121,091	3,639,996
CONMED Corp.	80,000	2,724,800
Cooper Cos., Inc.	42,000	4,530,960
Cutera, Inc.*	545,000	7,085,000
Cynosure, Inc., Class A*	20,000	523,400
DexCom, Inc.*	55,000	919,600
Exactech, Inc.*	260,038	5,380,186
Greatbatch, Inc.*	168,000	5,018,160
ICU Medical, Inc.*	18,833	1,110,205
MAKO Surgical Corp.*	135,000	1,505,250
Meridian Bioscience, Inc.	90,000	2,053,800
Neogen Corp.*	11,000	545,270
NuVasive, Inc.*	30,000	639,300
Orthofix International N.V.*	55,000	1,972,850
Palomar Medical Technologies, Inc.*	180,000	2,428,200
Quidel Corp.*	540,091	12,827,161
Rochester Medical Corp.*	170,000	2,485,400
STERIS Corp.	120,000	4,993,200
Syneron Medical Ltd.*	24,000	245,280
Vascular Solutions, Inc.*	225,000	3,649,500
Wright Medical Group, Inc.*	210,000	5,000,100

		78,650,222

Health Care Providers & Services (1.6%)
Bio-Reference Labs, Inc.*	28,000	727,440
Chemed Corp.	275,000	21,994,500
Gentiva Health Services, Inc.*	730,000	7,898,600
Henry Schein, Inc.*	10,000	925,500
MWI Veterinary Supply, Inc.*	30,000	3,967,800
Owens & Minor, Inc.	125,000	4,070,000
Patterson Cos., Inc.	55,000	2,092,200

		41,676,040

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,024,000
Life Technologies Corp.*	20,000	1,292,600

		4,316,600

Pharmaceuticals (0.2%)
Allergan, Inc.	33,000	3,683,790
Heska Corp.	55,035	510,175
Pain Therapeutics, Inc.*	350,000	1,200,500

		5,394,465

Total Health Care		138,389,767

Industrials (25.7%)
Aerospace & Defense (3.3%)
AAR Corp.	75,000	1,379,250
Astronics Corp.*	10,000	298,200
Astronics Corp., Class B*	5,640	165,872
Curtiss-Wright Corp.	840,000	29,148,000
Ducommun, Inc.*	71,000	1,405,090
GenCorp, Inc.*	1,460,004	19,418,053
HEICO Corp.	50,000	2,170,500
Innovative Solutions & Support, Inc.	96,000	473,280
Moog, Inc., Class A*	60,000	2,749,800
Moog, Inc., Class B*	30,900	1,411,821
Precision Castparts Corp.	100,000	18,962,000
Textron, Inc.	287,000	8,555,470

		86,137,336

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	495,200	16,405,976

Building Products (0.7%)
A.O. Smith Corp.	20,000	1,471,400
Fortune Brands Home & Security, Inc.*	20,000	748,600
Griffon Corp.	1,315,000	15,674,800
Nortek, Inc.*	7,300	520,928

		18,415,728

Commercial Services & Supplies (2.9%)
ACCO Brands Corp.*	190,000	1,269,200
ADT Corp.	66,500	3,254,510
Brink's Co.	560,000	15,825,600
Casella Waste Systems, Inc., Class A*	175,081	765,104
Covanta Holding Corp.	220,000	4,433,000
KAR Auction Services, Inc.	500,000	10,015,000
Loomis AB, Class B	340,000	6,313,156
McGrath RentCorp	25,000	777,500
Republic Services, Inc.	390,000	12,870,000
Rollins, Inc.	650,000	15,957,500
Tyco International Ltd.	133,000	4,256,000

		75,736,570

Construction & Engineering (0.7%)
Aegion Corp.*	76,000	1,759,400
Furmanite Corp.*	580,000	3,880,200
Layne Christensen Co.*	560,000	11,972,800

		17,612,400

Electrical Equipment (2.4%)
AMETEK, Inc.	395,000	17,127,200
AZZ, Inc.	10,000	482,000
Belden, Inc.	34,000	1,756,100
Franklin Electric Co., Inc.	260,000	8,728,200
Global Power Equipment Group, Inc.	30,000	528,600
GrafTech International Ltd.*	1,750,000	13,440,000
Magnetek, Inc.*	93,000	1,299,210
Rockwell Automation, Inc.	112,000	9,671,200
Roper Industries, Inc.	40,000	5,092,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SL Industries, Inc.	170,100	$3,083,913

		61,208,823

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	48,500	1,630,085

Machinery (11.1%)
Albany International Corp., Class A	71,000	2,051,900
American Railcar Industries, Inc.	9,000	420,660
Ampco-Pittsburgh Corp.	319,200	6,036,072
Astec Industries, Inc.	222,037	7,755,752
CIRCOR International, Inc.	527,000	22,397,500
CLARCOR, Inc.	197,000	10,318,860
CNH Global N.V	700,000	28,924,000
Columbus McKinnon Corp.*	8,000	154,000
Crane Co.	600,000	33,516,000
Donaldson Co., Inc.	224,000	8,106,560
Eastern Co.	33,000	578,820
Federal Signal Corp.*	400,074	3,256,602
Flowserve Corp.	33,000	5,534,430
Gorman-Rupp Co.	270,038	8,114,642
Graco, Inc.	153,000	8,878,590
Greenbrier Cos., Inc.*	390,000	8,856,900
IDEX Corp.	153,000	8,173,260
Interpump Group S.p.A.	300,000	2,345,786
Kaydon Corp.	81,000	2,071,980
Kennametal, Inc.	49,500	1,932,480
Key Technology, Inc.*	68,000	859,520
L.S. Starrett Co., Class A	216,058	2,387,441
Lincoln Electric Holdings, Inc.	115,000	6,230,700
Lindsay Corp.	75,000	6,613,500
Lydall, Inc.*	73,500	1,128,225
Met-Pro Corp.	121,000	1,249,930
Middleby Corp.*	1,600	243,440
Mueller Industries, Inc.	230,040	12,258,832
Mueller Water Products, Inc., Class A	350,000	2,075,500
Navistar International Corp.*	780,000	26,964,600
Nordson Corp.	40,000	2,638,000
Standex International Corp.	117,000	6,460,740
Tennant Co.	330,000	16,024,800
Toro Co.	26,000	1,197,040
Trinity Industries, Inc.	80,000	3,626,400
Twin Disc, Inc.	82,000	2,056,560
Valmont Industries, Inc.	10,000	1,572,700
Watts Water Technologies, Inc., Class A	370,000	17,756,300
Woodward, Inc.	104,000	4,135,040

		284,904,062

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	149,092	2,261,726

Trading Companies & Distributors (3.3%)
GATX Corp.	855,025	44,435,649
Kaman Corp.	742,000	26,318,740
Lawson Products, Inc.	28,800	506,304
Rush Enterprises, Inc., Class B*	518,000	10,670,800
United Rentals, Inc.*	58,000	3,188,260

		85,119,753

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	7,238,679
Macquarie Infrastructure Co. LLC	100,000	5,404,000

		12,642,679

Total Industrials		662,075,138

Information Technology (6.5%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	107,000	1,476,600
Communications Systems, Inc.	190,000	1,871,500
EchoStar Corp., Class A*	30,000	1,169,100
Emulex Corp.*	50,000	326,500
Ixia*	157,507	3,408,452
Loral Space & Communications, Inc.	14,000	866,320
Plantronics, Inc.	45,000	1,988,550
Riverbed Technology, Inc.*	25,000	372,750
Sycamore Networks, Inc.	330,000	122,100

		11,601,872

Computers & Peripherals (1.8%)
Diebold, Inc.	595,000	18,040,400
Intermec, Inc.*	1,270,000	12,484,100
NCR Corp.*	365,000	10,059,400
Stratasys Ltd.*	68,000	5,046,960
TransAct Technologies, Inc.	95,000	749,550

		46,380,410

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	56,000	2,997,120
CTS Corp.	950,000	9,918,000
Daktronics, Inc.	125,000	1,312,500
Gerber Scientific, Inc. (Escrow Shares)(b)*†	490,000	4,900
Itron, Inc.*	77,000	3,572,800
Littelfuse, Inc.	123,000	8,345,550
Mercury Systems, Inc.*	30,000	221,100
Methode Electronics, Inc.	215,000	2,769,200
MOCON, Inc.	8,000	113,280
Park Electrochemical Corp.	610,000	15,457,400
Rofin-Sinar Technologies, Inc.*	178,000	4,822,020
Trans-Lux Corp.*	110,000	28,050
Zygo Corp.*	295,000	4,368,950

		53,930,870

Internet Software & Services (0.5%)
EarthLink, Inc.	465,000	2,520,300
Internap Network Services Corp.*	415,000	3,880,250
Stamps.com, Inc.*	82,000	2,047,540
ValueClick, Inc.*	134,000	3,959,700

		12,407,790

IT Services (0.1%)
Edgewater Technology, Inc.*‡	590,000	2,306,900
ModusLink Global Solutions, Inc.*	200,000	660,000

		2,966,900

Office Electronics (0.3%)
Zebra Technologies Corp., Class A* .	175,000	8,247,750

Semiconductors & Semiconductor Equipment (0.3%)
Cypress Semiconductor Corp.*	485,000	5,349,550
Sevcon, Inc.*‡	532,039	1,941,942

		7,291,492

Software (1.0%)
FalconStor Software, Inc.*	400,000	1,072,000
Guidance Software, Inc.*	80,000	868,000
Mentor Graphics Corp.	110,000	1,985,500
Take-Two Interactive Software, Inc.*	400,000	6,460,000
TiVo, Inc.*	410,000	5,079,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	172,000	$10,536,720

		26,002,120

Total Information Technology		168,829,204

Materials (9.1%)
Chemicals (6.1%)
Albemarle Corp.	25,000	1,563,000
Ashland, Inc.	109,000	8,098,700
Chemtura Corp.*	635,000	13,722,350
Core Molding Technologies, Inc.*	315,000	2,797,200
Cytec Industries, Inc.	6,000	444,480
Ferro Corp.*	2,260,000	15,255,000
FMC Corp.	20,000	1,140,600
H.B. Fuller Co.	290,000	11,333,200
Huntsman Corp.	530,000	9,852,700
Material Sciences Corp.*	15,000	162,000
Minerals Technologies, Inc.	140,000	5,811,400
NewMarket Corp.	60,000	15,621,600
Olin Corp.	130,000	3,278,600
OMNOVA Solutions, Inc.*	610,000	4,678,700
Quaker Chemical Corp.	5,000	295,100
Rockwood Holdings, Inc.	100,000	6,544,000
Scotts Miracle-Gro Co., Class A	83,000	3,588,920
Sensient Technologies Corp.	320,000	12,508,800
Tredegar Corp.	958,226	28,210,174
Zep, Inc.	855,000	12,833,550

		157,740,074

Construction Materials (0.3%)
Texas Industries, Inc.*	124,500	7,857,195

Containers & Packaging (1.3%)
Greif, Inc., Class A	140,000	7,506,800
Greif, Inc., Class B	5,000	280,500
Myers Industries, Inc.	1,345,020	18,776,479
Sonoco Products Co.	155,000	5,423,450

		31,987,229

Metals & Mining (0.9%)
Barrick Gold Corp.	20,000	588,000
Century Aluminum Co.*	85,000	657,900
Dominion Diamond Corp.*	25,000	408,250
Handy & Harman Ltd.*	319,000	4,909,410
Haynes International, Inc.	28,079	1,552,769
Kinross Gold Corp.	22,000	174,460
Lynas Corp., Ltd.*	300,000	174,913
Materion Corp.	490,000	13,965,000
Molycorp, Inc.*	80,000	416,000

		22,846,702

Paper & Forest Products (0.5%)
Louisiana-Pacific Corp.*	560,000	12,096,000
Wausau Paper Corp.	163,100	1,758,218

		13,854,218

Total Materials		234,285,418

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.8%)
Cable & Wireless Communications plc	5,200,000	3,313,738
Cincinnati Bell, Inc.*	4,380,779	14,281,340
HickoryTech Corp.	56,000	568,400
New Ulm Telecom, Inc.	33,000	190,080
Verizon Communications, Inc.	80,000	3,932,000

		22,285,558

Wireless Telecommunication Services (0.8%)
NII Holdings, Inc.*	310,000	1,342,300
Rogers Communications, Inc., Class B	200,000	10,212,000
Shenandoah Telecommunications Co.	82,692	1,259,399
U.S. Cellular Corp.*	100,000	3,600,000
VimpelCom Ltd. (ADR)	300,000	3,567,000

		19,980,699

Total Telecommunication Services		42,266,257

Utilities (7.8%)
Electric Utilities (3.5%)
El Paso Electric Co.	734,000	24,699,100
Great Plains Energy, Inc.	480,000	11,131,200
Otter Tail Corp.	300,000	9,342,000
PNM Resources, Inc.	1,300,000	30,277,000
UNS Energy Corp.	125,000	6,117,500
Westar Energy, Inc.	280,000	9,290,400

		90,857,200

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	5,000	245,250
National Fuel Gas Co.	179,000	10,981,650
ONEOK, Inc.	172,000	8,199,240
Southwest Gas Corp.	580,000	27,526,800

		46,952,940

Independent Power Producers & Energy Traders (0.2%)
AES Corp.	240,000	3,016,800
Ormat Technologies, Inc.	90,000	1,858,500

		4,875,300

Multi-Utilities (2.1%)
Black Hills Corp.	466,000	20,522,640
CH Energy Group, Inc.	261,082	17,072,152
NorthWestern Corp.	400,000	15,944,000

		53,538,792

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	67,600
SJW Corp.	186,016	4,929,424
York Water Co.	54,000	1,015,200

		6,012,224

Total Utilities		202,236,456

Total Common Stocks (93.9%) (Cost $1,572,191,671)		2,421,519,926

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc. 12.750%*	1,000	5,560

Total Preferred Stock (0.0%) (Cost $6,528)		5,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc. 5.000%, 12/31/22	$44,820	$44,822

Total Financials		44,822

Total Corporate Bonds		44,822

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		44,822

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20* (Cost $1,372,209)	640,000	1,139,200

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14* (Cost $—)	4,531	50

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (3.5%)
U.S. Treasury Bills 0.06%, 5/23/13(p)	$90,000,000	89,991,677

Total Short-Term Investments (3.5%) (Cost $89,988,950)		89,991,677

Total Investments (97.5%) (Cost $1,663,604,178)		2,512,701,235
Other Assets Less Liabilities (2.5%)		65,669,863

Net Assets (100%)		$2,578,371,098

*	Non-income producing.

†	Securities (totaling $428,710 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$2,632,527	$13,851	$—	$3,192,177	$—	$—
Canterbury Park Holding Corp.	2,107,070	83,619	—	2,259,000	—	—
Edgewater Technology, Inc.	2,242,000	—	—	2,306,900	—	—
Griffin Land & Nurseries, Inc.	8,236,809	30,318	—	9,197,313	—	—
Ingles Markets, Inc., Class A	12,340,900	356,614	—	15,787,800	—	—
Katy Industries, Inc.	84,060	—	7,044	369,600	—	(5,115)
Oil-Dri Corp. of America	12,466,119	—	15,261	12,280,730	—	2,966
Sevcon, Inc.	1,892,289	—	3,476	1,941,942	—	197

	$42,001,774	$484,402	$25,781	$47,335,462	$—	$(1,952)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$560,761,192	$14,998,302	$—	$575,759,494
Consumer Staples	163,365,053	16,031,861	369,600	179,766,514
Energy	85,130,382	—	—	85,130,382
Financials	127,265,023	5,462,063	54,210	132,781,296
Health Care	138,389,767	—	—	138,389,767
Industrials	636,622,175	25,452,963	—	662,075,138
Information Technology	165,264,432	3,559,872	4,900	168,829,204
Materials	226,603,705	7,681,713	—	234,285,418
Telecommunication Services	38,762,439	3,503,818	—	42,266,257
Utilities	202,236,456	—	—	202,236,456
Corporate Bonds
Financials	—	44,822	—	44,822
Preferred Stocks
Consumer Staples	—	5,560	—	5,560
Rights
Health Care	1,139,200	—	—	1,139,200
Short-Term Investments	—	89,991,677	—	89,991,677
Warrants
Consumer Discretionary	—	50	—	50

Total Assets	$2,345,539,824	$166,732,701	$428,710	$2,512,701,235

Total Liabilities	$—	$—	$—	$—

Total	$2,345,539,824	$166,732,701	$428,710	$2,512,701,235

(a) Securities with a market value of $20,117,300 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) Securities with a market value of $27,483,501 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Staples	Investments in Common Stocks- Financials	Investments in Common Stocks- Information Technology
Balance as of 12/31/12	$—	$52,182	$4,900
Total gains or losses (realized/unrealized) included in earnings	287,469	2,028	—
Purchases	—	—	—
Sales	—	—	—
Issuances	(1,929)	—	—
Settlements	—	—	—
Transfers into Level 3	84,060	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$369,600	$54,210	$4,900

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$285,751	$2,028	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$69,539,200
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,991,569

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$953,781,392
Aggregate gross unrealized depreciation	(118,131,897)

Net unrealized appreciation	$835,649,495

Federal income tax cost of investments	$1,677,051,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (2.5%)
Australia Government Bond
5.500%, 4/21/23	AUD	9,250,000	$11,317,539
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		$500,000	525,181
6.500%, 4/1/19		250,000	316,726
2.875%, 2/24/22		250,000	254,759
National Australia Bank Ltd./New York
1.600%, 8/7/15		250,000	254,175
Queensland Treasury Corp.
5.750%, 7/22/24	AUD	2,900,000	3,301,413
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$400,000	553,245
Telstra Corp., Ltd.
3.750%, 5/16/22	EUR	1,200,000	1,743,412
Westpac Banking Corp.
3.000%, 8/4/15		$500,000	523,997
4.625%, 6/1/18		100,000	111,278

Total Australia			18,901,725

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	107,427
4.875%, 2/16/16		200,000	223,414

Total Austria			330,841

Belgium (0.1%)
Anheuser-Busch InBev N.V.
2.875%, 9/25/24	EUR	800,000	1,066,755

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$200,000	241,849
Novartis Securities Investment Ltd.
5.125%, 2/10/19		250,000	297,864
Qtel International Finance Ltd.
4.750%, 2/16/21(b)(m)		600,000	668,100
Weatherford International Ltd.
5.500%, 2/15/16		125,000	136,361
9.625%, 3/1/19		150,000	195,323

Total Bermuda			1,539,497

Brazil (1.8%)
Brazil Notas do Tesouro Nacional
10.000%, 1/1/17	BRL	10,850,000	5,615,760
Embraer S.A.
5.150%, 6/15/22		$75,000	81,152
Federative Republic of Brazil
8.000%, 1/15/18		805,556	940,486
5.875%, 1/15/19		445,000	535,112
8.500%, 1/5/24	BRL	9,300,000	4,912,904
Itau Unibanco Holding S.A.
5.125%, 5/13/23(b)§		$1,000,000	1,013,448

Total Brazil			13,098,862

Canada (3.8%)
Agrium, Inc.
3.150%, 10/1/22		50,000	48,199
Bank of Montreal
1.750%, 4/29/14		400,000	405,291
Bank of Nova Scotia
3.400%, 1/22/15		500,000	524,163
2.900%, 3/29/16		300,000	317,939
Barrick Gold Finance Co.
4.875%, 11/15/14		750,000	798,015
Canada Housing Trust No. 1
3.350%, 12/15/20(b)§	CAD	7,825,000	$8,437,381
Canadian Government Bond
2.500%, 9/1/13		2,700,000	2,673,873
2.375%, 9/10/14		$655,000	674,422
Canadian National Railway Co.
5.550%, 5/15/18		252,000	302,796
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	106,788
5.700%, 5/15/17		100,000	116,368
Cenovus Energy, Inc.
5.700%, 10/15/19		345,000	415,348
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	699,132
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	632,262
Goldcorp, Inc.
2.125%, 3/15/18		250,000	250,032
Hydro-Quebec
2.000%, 6/30/16		300,000	311,963
8.400%, 1/15/22		200,000	285,338
Manulife Financial Corp.
3.400%, 9/17/15		350,000	369,028
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		550,000	592,729
Province of New Brunswick
2.750%, 6/15/18		100,000	107,324
Province of Nova Scotia
5.125%, 1/26/17		500,000	577,524
Province of Ontario
4.100%, 6/16/14		1,445,000	1,509,130
4.500%, 2/3/15		400,000	429,316
2.700%, 6/16/15		250,000	261,719
6.250%, 6/16/15	NZD	4,800,000	4,256,503
4.750%, 1/19/16		$200,000	222,551
Province of Quebec
4.600%, 5/26/15		200,000	217,503
2.625%, 2/13/23		250,000	251,473
Rogers Communications, Inc.
6.800%, 8/15/18		200,000	251,004
Royal Bank of Canada
2.625%, 12/15/15		400,000	419,077
Suncor Energy, Inc.
6.100%, 6/1/18		200,000	242,091
Teck Resources Ltd.
3.850%, 8/15/17		50,000	53,625
4.500%, 1/15/21		200,000	213,500
Thomson Reuters Corp.
5.700%, 10/1/14		750,000	803,544
Toronto-Dominion Bank
1.375%, 7/14/14		225,000	227,732
TransCanada PipeLines Ltd.
3.800%, 10/1/20		300,000	334,599

Total Canada			28,339,282

Cayman Islands (0.6%)
Noble Holding International Ltd.
4.625%, 3/1/21		200,000	216,616
Petrobras International Finance Co.
3.875%, 1/27/16		250,000	260,631
7.875%, 3/15/19		450,000	544,505
5.750%, 1/20/20		1,280,000	1,402,223
5.375%, 1/27/21		350,000	377,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Sable International Finance Ltd.
7.750%, 2/15/17(m)		$500,000	$527,500
Transocean, Inc.
4.950%, 11/15/15		500,000	543,593
2.500%, 10/15/17		250,000	253,183
Vale Overseas Ltd.
6.250%, 1/11/16		500,000	556,529
4.375%, 1/11/22		100,000	102,235

Total Cayman Islands			4,784,127

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		175,000	218,585
Republic of Colombia
7.375%, 3/18/19		400,000	514,605

Total Colombia			733,190

Czech Republic (0.2%)
EP Energy A/S
5.875%, 11/1/19(b)(m)	EUR	1,000,000	1,361,325

France (1.0%)
BNP Paribas S.A.
5.000%, 1/15/21		$350,000	394,617
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	1,600,000	2,364,921
France Telecom S.A.
4.375%, 7/8/14		$500,000	521,358
Pernod-Ricard S.A.
5.000%, 3/15/17	EUR	1,000,000	1,457,547
Sanofi S.A.
4.000%, 3/29/21		$250,000	277,804
Total Capital International S.A.
2.700%, 1/25/23		300,000	301,124
Total Capital S.A.
3.125%, 10/2/15		150,000	158,975
4.450%, 6/24/20		200,000	229,919
Veolia Environnement S.A.
6.750%, 4/24/19	EUR	880,000	1,440,076

Total France			7,146,341

Germany (1.1%)
Deutsche Bank AG/London
6.000%, 9/1/17		$400,000	474,871
KfW
1.500%, 4/4/14		500,000	506,160
4.125%, 10/15/14		400,000	423,161
0.500%, 4/19/16		1,000,000	998,519
1.250%, 2/15/17		500,000	508,855
2.750%, 9/8/20		1,500,000	1,616,097
6.250%, 5/19/21	AUD	2,200,000	2,583,585
2.000%, 10/4/22		$500,000	493,516
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		300,000	314,090
5.125%, 2/1/17		150,000	174,458

Total Germany			8,093,312

Hungary (0.8%)
Republic of Hungary
7.000%, 6/24/22	HUF	1,370,000,000	6,018,018

Ireland (0.4%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	2,029,371
Rottapharm Ltd.
6.125%, 11/15/19(b)§	EUR	200,000	257,652
XL Group plc
5.250%, 9/15/14		$400,000	421,325

Total Ireland			2,708,348

Israel (0.0%)
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		300,000	300,510

Italy (2.3%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	192,676
Italy Buoni Poliennali Del Tesoro
4.250%, 2/1/19	EUR	965,000	1,262,962
Republic of Italy
4.750%, 1/25/16		$200,000	211,197
5.250%, 9/20/16		650,000	699,894
4.000%, 2/1/17	EUR	7,800,000	10,296,583
3.750%, 8/1/21		3,600,000	4,520,059

Total Italy			17,183,371

Japan (1.0%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	210,554
2.500%, 5/18/16		300,000	317,007
Japan Government Thirty Year Bond
2.000%, 9/20/41	JPY	543,000,000	6,320,979
Nomura Holdings, Inc.
5.000%, 3/4/15		$175,000	186,207
6.700%, 3/4/20		250,000	297,712
ORIX Corp.
5.000%, 1/12/16		125,000	135,308

Total Japan			7,467,767

Luxembourg (0.5%)
Aguila 3 S.A.
7.875%, 1/31/18		327,000	351,525
Befesa Zinc SAU Via Zinc Capital S.A.
8.875%, 5/15/18(b)(m)	EUR	600,000	826,793
Covidien International Finance S.A.
6.000%, 10/15/17		$250,000	300,140
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18	EUR	400,000	566,396
Pentair Finance S.A.
2.650%, 12/1/19§		$250,000	250,551
Sunrise Communications International S.A.
7.000%, 12/31/17	EUR	100,000	137,158
Telecom Italia Capital S.A.
5.250%, 10/1/15		$600,000	632,004
Telenet Finance V Luxembourg S.C.A.
6.250%, 8/15/22	EUR	450,000	589,090
Tyco Electronics Group S.A.
6.550%, 10/1/17		$200,000	238,444

Total Luxembourg			3,892,101

Malaysia (1.5%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	19,650,000	6,580,672
3.314%, 10/31/17		14,500,000	4,696,754

Total Malaysia			11,277,426

Mexico (1.8%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	108,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.000%, 3/30/20		$300,000	$336,022
3.000%, 7/12/21	EUR	1,400,000	1,865,476
Petroleos Mexicanos
3.500%, 1/30/23§		$250,000	248,750
United Mexican States
5.625%, 1/15/17		750,000	863,718
5.125%, 1/15/20		400,000	467,641
6.500%, 6/9/22	MXN	13,950,000	1,259,081
8.500%, 11/18/38		77,600,000	8,488,232

Total Mexico			13,637,017

Netherlands (1.2%)
British American Tobacco Holdings B.V.
4.875%, 2/24/21	EUR	1,350,000	2,091,428
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14		$200,000	211,638
4.250%, 7/13/22	EUR	1,250,000	1,857,762
Diageo Finance B.V.
5.300%, 10/28/15		$150,000	166,762
HeidelbergCement Finance B.V.
8.500%, 10/31/19	EUR	360,000	581,447
Koninklijke Philips Electronics N.V.
3.750%, 3/15/22		$250,000	269,956
MDC-GMTN B.V.
5.500%, 4/20/21(b)(m)		850,000	993,028
Rabobank Nederland N.V.
3.875%, 2/8/22		500,000	525,665
RWE Finance B.V.
6.500%, 8/10/21	EUR	800,000	1,370,068
Shell International Finance B.V.
4.300%, 9/22/19		$500,000	578,531

Total Netherlands			8,646,285

New Zealand (0.4%)
New Zealand Government Bond
5.500%, 4/15/23	NZD	3,125,000	3,050,869

Norway (0.9%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	33,600,000	6,520,267
Statoil ASA
3.125%, 8/17/17		$100,000	108,505
5.250%, 4/15/19		250,000	301,632

Total Norway			6,930,404

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		205,000	262,400

Poland (1.6%)
Republic of Poland
5.000%, 10/19/15		100,000	109,592
6.375%, 7/15/19		600,000	731,435
5.250%, 10/25/20	PLN	21,100,000	7,149,752
5.000%, 3/23/22		$100,000	114,427
4.000%, 10/25/23	PLN	12,900,000	3,998,129

Total Poland			12,103,335

Russia (0.7%)
Russian Federal Bond - OFZ
Series 5080
7.400%, 4/19/17	RUB	159,000,000	5,334,979

South Africa (1.1%)
Foodcorp Pty Ltd.
8.750%, 3/1/18(b)(m)	EUR	300,000	420,126
Republic of South Africa
6.500%, 6/2/14		$100,000	105,860
7.750%, 2/28/23	ZAR	18,000,000	2,083,195
2.000%, 1/31/25		37,205,561	4,487,111
Transnet SOC Ltd.
4.500%, 2/10/16		$800,000	841,895

Total South Africa			7,938,187

South Korea (1.7%)
Export-Import Bank of Korea
5.875%, 1/14/15		900,000	975,510
Korea Development Bank
3.250%, 3/9/16		400,000	421,200
Korea Treasury Bond
3.750%, 6/10/13	KRW	3,550,000,000	3,197,951
2.750%, 9/10/17		4,615,000,000	4,187,086
5.250%, 3/10/27		3,306,500,000	3,749,505

Total South Korea			12,531,252

Spain (2.0%)
BBVA Senior Finance S.A.U.
3.250%, 5/16/14		$400,000	402,428
Spain Government Bond
4.250%, 10/31/16	EUR	6,200,000	8,153,310
5.850%, 1/31/22		1,966,000	2,675,230
5.400%, 1/31/23(b)§		2,385,000	3,137,800
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$150,000	157,507
6.421%, 6/20/16		300,000	332,152
5.462%, 2/16/21		250,000	267,027

Total Spain			15,125,454

Supranational (3.0%)
Asian Development Bank
0.875%, 6/10/14		300,000	302,092
2.625%, 2/9/15		1,165,000	1,214,196
Eurofima
6.250%, 12/28/18	AUD	2,000,000	2,277,797
European Bank for Reconstruction & Development
1.625%, 9/3/15		$350,000	359,838
European Investment Bank
4.625%, 5/15/14		500,000	523,435
3.125%, 6/4/14		2,000,000	2,062,921
6.500%, 9/10/14	NZD	4,800,000	4,206,494
1.625%, 9/1/15		$500,000	512,294
4.625%, 10/20/15		1,400,000	1,541,943
4.875%, 2/16/16		300,000	336,032
5.125%, 9/13/16		200,000	229,617
6.125%, 1/23/17	AUD	2,360,000	2,662,072
1.000%, 12/15/17		$1,000,000	997,128
Inter-American Development Bank
3.000%, 4/22/14		500,000	514,098
2.250%, 7/15/15		500,000	520,281
5.125%, 9/13/16		525,000	606,070
3.875%, 2/14/20		250,000	290,690
International Bank for Reconstruction & Development
2.375%, 5/26/15		500,000	521,425
2.125%, 3/15/16		500,000	524,041
2.125%, 2/13/23		350,000	352,074
International Finance Corp.
0.625%, 12/21/17		1,000,000	988,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Nordic Investment Bank
0.750%, 1/17/18		$1,000,000	$992,842

Total Supranational			22,535,774

Sweden (1.5%)
Republic of Sweden
3.750%, 8/12/17	SEK	64,000,000	10,876,921
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		$150,000	155,147

Total Sweden			11,032,068

Switzerland (0.3%)
Credit Suisse AG/New York
5.500%, 5/1/14		300,000	315,639
3.500%, 3/23/15		250,000	263,088
4.375%, 8/5/20		500,000	562,328
UBS AG/Connecticut
3.875%, 1/15/15		250,000	264,159
5.875%, 7/15/16		250,000	280,405
4.875%, 8/4/20		250,000	287,311

Total Switzerland			1,972,930

Thailand (0.9%)
Thailand Government Bond
3.250%, 6/16/17	THB	205,000,000	7,060,888

United Kingdom (2.0%)
Anglian Water Osprey Financing plc
7.000%, 1/31/18	GBP	100,000	163,189
Arqiva Broadcast Finance plc
9.500%, 3/31/20(b)§		150,000	235,895
AstraZeneca plc
5.400%, 6/1/14		$100,000	105,848
5.900%, 9/15/17		200,000	240,001
Barclays Bank plc
5.200%, 7/10/14		350,000	369,482
5.140%, 10/14/20		350,000	375,587
BP Capital Markets plc
3.125%, 10/1/15		500,000	527,725
3.200%, 3/11/16		400,000	425,422
2.994%, 2/18/19	EUR	1,200,000	1,664,367
4.500%, 10/1/20		$100,000	113,467
3.245%, 5/6/22		200,000	206,682
British Sky Broadcasting Group plc
3.125%, 11/26/22(b)§		400,000	397,055
British Telecommunications plc
5.950%, 1/15/18		100,000	119,164
Diageo Capital plc
5.500%, 9/30/16		300,000	345,347
Ensco plc
3.250%, 3/15/16		50,000	53,065
GlaxoSmithKline Capital plc
1.500%, 5/8/17		200,000	202,937
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/7/20		200,000	195,376
Heathrow Funding Ltd.
4.600%, 2/15/18(b)(m)	EUR	1,501,000	2,178,228
HSBC Holdings plc
5.100%, 4/5/21		$400,000	462,592
Jaguar Land Rover Automotive plc
8.250%, 3/15/20(b)(m)	GBP	450,000	765,803
National Grid plc
5.000%, 7/2/18	EUR	650,000	984,566
Nationwide Building Society
3.125%, 4/3/17	EUR	600,000	824,188
Phones4u Finance plc
9.500%, 4/1/18(b)(m)	GBP	400,000	627,533
Rio Tinto Finance USA plc
3.500%, 3/22/22		$300,000	309,582
Royal Bank of Scotland plc
5.625%, 8/24/20		250,000	290,593
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,469,231
Virgin Media Finance plc
8.875%, 10/15/19	GBP	384,000	644,733
Virgin Media Secured Finance plc
6.500%, 1/15/18		$100,000	106,500
Vodafone Group plc
5.450%, 6/10/19		300,000	355,406
2.950%, 2/19/23		250,000	248,269

Total United Kingdom			15,007,833

United States (61.8%)
ABB Finance USA, Inc.
2.875%, 5/8/22		250,000	252,608
AbbVie, Inc.
2.000%, 11/6/18§		350,000	353,378
2.900%, 11/6/22§		350,000	347,922
ACE INA Holdings, Inc.
2.600%, 11/23/15		250,000	262,096
Actavis, Inc.
3.250%, 10/1/22		200,000	201,635
ADT Corp.
3.500%, 7/15/22§		100,000	98,257
Aetna, Inc.
6.000%, 6/15/16		400,000	461,225
Aflac, Inc.
2.650%, 2/15/17		400,000	420,739
Alcoa, Inc.
6.150%, 8/15/20		100,000	108,687
5.870%, 2/23/22		200,000	211,813
Allstate Corp.
7.450%, 5/16/19		50,000	65,515
6.125%, 5/15/37(l)		115,000	122,475
Altria Group, Inc.
9.700%, 11/10/18		51,000	70,569
9.250%, 8/6/19		169,000	234,625
American Express Co.
7.000%, 3/19/18		275,000	342,761
2.650%, 12/2/22		540,000	529,486
American Express Credit Corp.
1.750%, 6/12/15		350,000	357,238
American International Group, Inc.
5.050%, 10/1/15		100,000	109,350
5.850%, 1/16/18		250,000	290,206
8.250%, 8/15/18		550,000	711,575
American Tower Corp.
5.050%, 9/1/20		300,000	333,054
Ameriprise Financial, Inc.
5.300%, 3/15/20		250,000	297,563
Amgen, Inc.
2.300%, 6/15/16		50,000	52,056
3.450%, 10/1/20		500,000	531,958
3.625%, 5/15/22		150,000	160,539
Anadarko Petroleum Corp.
5.950%, 9/15/16		500,000	573,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	$100,000	$116,622
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	125,000	126,476
5.375%, 1/15/20	450,000	540,655
4.375%, 2/15/21	125,000	142,981
2.625%, 1/17/23	250,000	245,352
Aon Corp.
5.000%, 9/30/20	300,000	345,678
Apache Corp.
5.625%, 1/15/17	225,000	261,696
Applied Materials, Inc.
4.300%, 6/15/21	200,000	221,699
Associates Corp. of North America
6.950%, 11/1/18	100,000	121,551
AT&T, Inc.
5.625%, 6/15/16	100,000	114,334
5.500%, 2/1/18	170,000	200,049
5.800%, 2/15/19	500,000	601,402
3.875%, 8/15/21	300,000	323,951
2.625%, 12/1/22	250,000	240,450
Atmos Energy Corp.
8.500%, 3/15/19	150,000	201,234
Autodesk, Inc.
1.950%, 12/15/17	75,000	73,925
AutoZone, Inc.
4.000%, 11/15/20	250,000	266,642
Avon Products, Inc.
4.600%, 3/15/20	200,000	207,485
Baltimore Gas & Electric Co.
5.900%, 10/1/16	250,000	291,011
Bank of America Corp.
7.375%, 5/15/14	200,000	213,857
4.750%, 8/1/15	300,000	322,667
5.250%, 12/1/15	100,000	108,405
1.250%, 1/11/16	500,000	497,123
3.750%, 7/12/16	150,000	159,388
5.625%, 10/14/16	300,000	338,127
5.650%, 5/1/18	1,040,000	1,204,960
7.625%, 6/1/19	500,000	635,554
5.625%, 7/1/20	500,000	583,345
Bank of New York Mellon Corp.
4.300%, 5/15/14	100,000	104,336
4.150%, 2/1/21	300,000	336,705
Baxter International, Inc.
4.625%, 3/15/15	100,000	107,620
5.375%, 6/1/18	300,000	357,520
BB&T Corp.
3.200%, 3/15/16	500,000	529,964
Beam, Inc.
5.375%, 1/15/16	72,000	79,905
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	215,511
5.300%, 10/30/15	100,000	109,989
4.650%, 7/2/18	200,000	226,332
BellSouth Corp.
5.200%, 9/15/14	50,000	53,092
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	530,000	569,703
3.000%, 5/15/22	250,000	254,828
Boeing Capital Corp.
2.900%, 8/15/18	250,000	268,269
Boston Properties LP
5.000%, 6/1/15	340,000	368,871
5.625%, 11/15/20	265,000	314,858
Boston Scientific Corp.
4.500%, 1/15/15	200,000	211,446
Bristol-Myers Squibb Co.
2.000%, 8/1/22	250,000	236,506
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	400,000	427,971
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	200,000	240,511
3.050%, 3/15/22	250,000	256,950
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	295,245
Capital One Financial Corp.
7.375%, 5/23/14	300,000	322,161
2.125%, 7/15/14	125,000	126,977
Cardinal Health, Inc.
3.200%, 6/15/22	200,000	199,695
Caterpillar Financial Services Corp.
1.650%, 4/1/14	200,000	202,326
1.375%, 5/20/14	200,000	201,957
5.500%, 3/15/16	200,000	227,040
7.150%, 2/15/19	160,000	207,523
Caterpillar, Inc.
1.375%, 5/27/14	200,000	202,106
2.600%, 6/26/22	150,000	150,438
CBS Corp.
5.750%, 4/15/20	250,000	295,067
Celgene Corp.
3.950%, 10/15/20	50,000	54,179
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	250,000	332,169
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	172,000	195,187
CF Industries, Inc.
7.125%, 5/1/20	150,000	185,432
Charles Schwab Corp.
3.225%, 9/1/22	500,000	510,280
Chubb Corp.
6.375%, 3/29/67(l)	100,000	109,500
Cigna Corp.
4.500%, 3/15/21	250,000	279,002
Cintas Corp. No. 2
2.850%, 6/1/16	300,000	315,481
Cisco Systems, Inc.
4.450%, 1/15/20	500,000	574,249
Citigroup, Inc.
5.500%, 10/15/14	500,000	533,623
4.587%, 12/15/15	350,000	379,868
5.300%, 1/7/16	250,000	276,526
1.300%, 4/1/16	500,000	498,163
5.850%, 8/2/16	200,000	227,629
6.125%, 11/21/17	500,000	591,161
8.500%, 5/22/19	500,000	666,495
5.375%, 8/9/20	100,000	117,326
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	400,000	455,479
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	150,000	148,273
CNA Financial Corp.
5.875%, 8/15/20	150,000	177,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Co.
1.800%, 9/1/16	$200,000	$206,990
3.150%, 11/15/20	450,000	485,958
Colgate-Palmolive Co.
1.250%, 5/1/14	400,000	404,115
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	100,000	151,333
Comcast Corp.
6.500%, 1/15/17	200,000	238,654
5.150%, 3/1/20	250,000	295,974
Comerica, Inc.
4.800%, 5/1/15	100,000	107,153
Commonwealth Edison Co.
3.400%, 9/1/21	400,000	428,356
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	250,000	283,925
ConAgra Foods, Inc.
3.200%, 1/25/23	250,000	248,229
Connecticut Light & Power Co.
2.500%, 1/15/23	250,000	246,637
ConocoPhillips Co.
2.400%, 12/15/22	250,000	245,873
Consolidated Edison Co. of New York, Inc. Series 08-A
5.850%, 4/1/18	350,000	423,858
Consumers Energy Co.
6.700%, 9/15/19	250,000	322,311
Corning, Inc.
4.250%, 8/15/20	150,000	165,422
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	117,235
COX Communications, Inc.
5.450%, 12/15/14	63,000	68,145
Credit Suisse USA, Inc.
5.850%, 8/16/16	200,000	231,447
CRH America, Inc.
6.000%, 9/30/16	300,000	341,049
CSX Corp.
7.375%, 2/1/19	260,000	332,303
CVS Caremark Corp.
5.750%, 6/1/17	220,000	260,043
Danaher Corp.
2.300%, 6/23/16	250,000	261,393
3.900%, 6/23/21	100,000	111,300
Deere & Co.
4.375%, 10/16/19	350,000	407,092
2.600%, 6/8/22	100,000	100,583
Dell, Inc.
2.100%, 4/1/14	250,000	252,002
5.875%, 6/15/19	50,000	52,183
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	106,647
Devon Energy Corp.
4.000%, 7/15/21	300,000	321,828
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	105,021
4.600%, 2/15/21	500,000	542,578
Discover Bank/Delaware
7.000%, 4/15/20	250,000	311,250
Discovery Communications LLC
5.050%, 6/1/20	100,000	115,446
4.375%, 6/15/21	100,000	110,529
Dominion Resources, Inc.
8.875%, 1/15/19	387,000	525,668
Dover Corp.
4.300%, 3/1/21	250,000	283,301
Dow Chemical Co.
8.550%, 5/15/19	300,000	402,664
4.250%, 11/15/20	250,000	273,806
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	150,000	158,251
DTE Energy Co.
6.350%, 6/1/16	90,000	103,555
Duke Energy Corp.
5.050%, 9/15/19	435,000	511,317
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	110,744
Duke Realty LP
5.950%, 2/15/17	500,000	572,767
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	150,000	173,811
6.000%, 7/15/18	750,000	924,591
Eastman Chemical Co.
3.600%, 8/15/22	200,000	208,002
Eaton Corp.
2.750%, 11/2/22§	250,000	246,482
eBay, Inc.
3.250%, 10/15/20	100,000	107,499
Ecolab, Inc.
4.350%, 12/8/21	250,000	277,103
Edison International
3.750%, 9/15/17	50,000	54,364
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	200,000	240,790
Eli Lilly and Co.
5.200%, 3/15/17	100,000	115,606
Emerson Electric Co.
2.625%, 2/15/23	250,000	251,863
Energy Transfer Partners LP
4.650%, 6/1/21	400,000	434,763
Entergy Corp.
5.125%, 9/15/20	300,000	327,715
Enterprise Products Operating LLC
5.600%, 10/15/14	920,000	986,477
3.350%, 3/15/23	250,000	254,249
EOG Resources, Inc.
5.625%, 6/1/19	75,000	91,890
4.100%, 2/1/21	200,000	225,317
EQT Corp.
4.875%, 11/15/21	250,000	265,729
ERP Operating LP
5.250%, 9/15/14	255,000	271,261
Expedia, Inc.
5.950%, 8/15/20	150,000	166,875
Express Scripts Holding Co.
3.125%, 5/15/16	500,000	529,356
3.900%, 2/15/22	250,000	268,059
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,182,465
Federal Home Loan Bank
5.250%, 6/5/17	3,500,000	4,132,415
Federal Home Loan Mortgage Corp.
0.750%, 11/25/14	8,000,000	8,057,158
2.000%, 8/25/16	2,080,000	2,179,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 11/17/17		$1,530,000	$1,828,441
2.375%, 1/13/22		1,500,000	1,561,747
Federal National Mortgage Association
3.000%, 9/16/14		1,330,000	1,382,732
4.625%, 10/15/14		1,000,000	1,067,045
2.625%, 11/20/14		5,000,000	5,189,061
0.750%, 12/19/14		4,400,000	4,432,213
0.375%, 3/16/15		1,000,000	1,000,766
0.500%, 7/2/15		1,750,000	1,754,339
0.650%, 3/28/16		2,700,000	2,702,917
5.375%, 6/12/17		1,300,000	1,550,482
FedEx Corp.
2.625%, 8/1/22		50,000	49,140
Fifth Third Bancorp
3.625%, 1/25/16		400,000	426,533
Financing Corp. Fico
9.800%, 4/6/18		400,000	575,023
FirstEnergy Corp.
2.750%, 3/15/18		250,000	252,732
Fiserv, Inc.
4.750%, 6/15/21		150,000	162,040
Ford Motor Credit Co. LLC
2.750%, 5/15/15		350,000	356,230
2.500%, 1/15/16		250,000	252,813
4.250%, 2/3/17		500,000	535,625
3.000%, 6/12/17		200,000	204,640
5.875%, 8/2/21		350,000	399,259
Freeport-McMoRan Copper & Gold, Inc.
3.100%, 3/15/20§		250,000	252,842
3.550%, 3/1/22		250,000	247,802
Gap, Inc.
5.950%, 4/12/21		150,000	170,590
GATX Corp.
2.375%, 7/30/18		250,000	252,249
General Dynamics Corp.
3.875%, 7/15/21		100,000	110,612
2.250%, 11/15/22		150,000	143,849
General Electric Capital Corp.
5.900%, 5/13/14		750,000	794,898
4.875%, 3/4/15		300,000	323,615
2.250%, 11/9/15		250,000	258,419
1.000%, 1/8/16		500,000	500,097
5.000%, 1/8/16		100,000	110,662
5.400%, 2/15/17		300,000	345,142
5.625%, 9/15/17		100,000	117,471
5.300%, 2/11/21		700,000	804,080
3.100%, 1/9/23		200,000	197,155
6.375%, 11/15/67(l)		200,000	211,000
General Electric Co.
5.250%, 12/6/17		200,000	234,933
2.700%, 10/9/22		200,000	200,145
General Mills, Inc.
5.650%, 2/15/19		250,000	300,958
Genworth Financial, Inc.
7.200%, 2/15/21		250,000	292,906
Georgia Power Co.
3.000%, 4/15/16		250,000	266,399
Gilead Sciences, Inc.
4.400%, 12/1/21		300,000	336,156
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		250,000	302,309
2.800%, 3/18/23		250,000	251,349
Goldman Sachs Group, Inc.
5.125%, 1/15/15		400,000	428,177
5.750%, 10/1/16		600,000	682,523
5.625%, 1/15/17		550,000	618,814
6.150%, 4/1/18		750,000	885,942
6.000%, 6/15/20		500,000	591,334
3.625%, 1/22/23		150,000	150,647
Google, Inc.
2.125%, 5/19/16		200,000	209,206
Great Plains Energy, Inc.
4.850%, 6/1/21		100,000	109,968
GTE Corp.
6.840%, 4/15/18		100,000	123,309
Halliburton Co.
3.250%, 11/15/21		400,000	423,937
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		150,000	175,686
HCP, Inc.
3.750%, 2/1/16		100,000	106,917
6.000%, 1/30/17		255,000	294,922
2.625%, 2/1/20		250,000	251,482
Health Care REIT, Inc.
3.625%, 3/15/16		100,000	105,803
4.700%, 9/15/17		500,000	560,300
Hewlett-Packard Co.
2.350%, 3/15/15		500,000	509,970
5.500%, 3/1/18		600,000	672,577
Hillshire Brands Co.
2.750%, 9/15/15		250,000	257,974
Historic TW, Inc.
6.875%, 6/15/18		100,000	123,988
Home Depot, Inc.
5.400%, 3/1/16		500,000	565,467
Honeywell International, Inc.
5.400%, 3/15/16		400,000	452,290
5.300%, 3/1/18		170,000	202,407
Hospitality Properties Trust
6.300%, 6/15/16		257,000	286,285
HSBC Bank USA/New York
4.625%, 4/1/14		100,000	103,949
HSBC Finance Corp.
5.500%, 1/19/16		350,000	390,205
6.676%, 1/15/21		222,000	262,259
HSBC USA, Inc.
1.625%, 1/16/18		200,000	199,676
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	108,974
Intel Corp.
3.300%, 10/1/21		250,000	263,191
2.700%, 12/15/22		200,000	197,638
International Business Machines Corp.
1.250%, 5/12/14		200,000	201,848
5.700%, 9/14/17		800,000	956,839
International Paper Co.
7.500%, 8/15/21		250,000	326,032
4.750%, 2/15/22		150,000	168,458
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	503,000	659,278
Jefferies Group LLC
5.125%, 4/13/18		$200,000	218,441
Johnson & Johnson
1.200%, 5/15/14		800,000	807,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co.
4.750%, 3/1/15	$100,000	$107,285
5.150%, 10/1/15	300,000	328,629
1.125%, 2/26/16	500,000	501,009
6.000%, 1/15/18	1,000,000	1,188,947
4.250%, 10/15/20	1,000,000	1,101,025
3.250%, 9/23/22	800,000	794,383
3.200%, 1/25/23	350,000	350,165
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	300,000	354,433
Juniper Networks, Inc.
4.600%, 3/15/21	100,000	106,959
Kellogg Co.
4.000%, 12/15/20	250,000	277,810
KeyBank N.A./Ohio
5.800%, 7/1/14	100,000	106,152
KeyCorp
5.100%, 3/24/21	200,000	232,336
Kimberly-Clark Corp.
4.875%, 8/15/15	600,000	661,084
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	400,000	499,864
Kraft Foods Group, Inc.
5.375%, 2/10/20	261,000	308,979
Kroger Co.
6.150%, 1/15/20	250,000	303,674
L-3 Communications Corp.
3.950%, 11/15/16	150,000	161,501
4.950%, 2/15/21	150,000	167,322
LG&E and KU Energy LLC
3.750%, 11/15/20	200,000	212,690
Liberty Property LP
4.125%, 6/15/22	150,000	159,043
Life Technologies Corp.
5.000%, 1/15/21	200,000	215,217
Lincoln National Corp.
4.850%, 6/24/21	150,000	170,024
Lockheed Martin Corp.
4.250%, 11/15/19	300,000	336,666
Lorillard Tobacco Co.
6.875%, 5/1/20	100,000	121,307
Lowe's Cos., Inc.
5.400%, 10/15/16	150,000	173,213
Lubrizol Corp.
5.500%, 10/1/14	100,000	107,356
Macy's Retail Holdings, Inc.
5.750%, 7/15/14	300,000	318,000
Marathon Oil Corp.
2.800%, 11/1/22	200,000	194,578
Marathon Petroleum Corp.
5.125%, 3/1/21	250,000	291,009
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	205,000	273,556
McDonald's Corp.
5.350%, 3/1/18	200,000	238,601
McKesson Corp.
3.250%, 3/1/16	350,000	374,555
Medco Health Solutions, Inc.
7.125%, 3/15/18	100,000	124,111
4.125%, 9/15/20	200,000	218,151
Medtronic, Inc.
4.450%, 3/15/20	250,000	287,311
Mellon Funding Corp.
5.000%, 12/1/14	100,000	106,860
Merck & Co., Inc.
4.750%, 3/1/15	300,000	324,245
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	650,000	763,211
MetLife, Inc.
5.500%, 6/15/14	100,000	105,819
4.750%, 2/8/21	200,000	229,483
Series A
6.817%, 8/15/18	180,000	223,839
Metropolitan Edison Co.
4.875%, 4/1/14	100,000	103,840
Microsoft Corp.
2.950%, 6/1/14	335,000	345,288
3.000%, 10/1/20	150,000	160,075
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	179,968
Mondelez International, Inc.
5.375%, 2/10/20	239,000	282,935
Moody's Corp.
4.500%, 9/1/22	50,000	51,529
Morgan Stanley
4.750%, 4/1/14	400,000	413,524
3.800%, 4/29/16	150,000	159,415
4.750%, 3/22/17	250,000	275,875
6.625%, 4/1/18	600,000	718,377
7.300%, 5/13/19	750,000	931,222
5.750%, 1/25/21	500,000	575,295
3.750%, 2/25/23	150,000	150,553
Motorola Solutions, Inc.
3.750%, 5/15/22	150,000	150,487
Murphy Oil Corp.
3.700%, 12/1/22	200,000	193,074
Murray Street Investment Trust I
4.647%, 3/9/17(e)	250,000	273,575
Nabors Industries, Inc.
4.625%, 9/15/21	250,000	258,508
NASDAQ OMX Group, Inc.
5.550%, 1/15/20	200,000	216,053
National Oilwell Varco, Inc.
2.600%, 12/1/22	300,000	297,350
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	200,000	232,903
NBCUniversal Media LLC
4.375%, 4/1/21	400,000	447,638
2.875%, 1/15/23	250,000	246,417
NetApp, Inc.
2.000%, 12/15/17	100,000	100,525
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	110,336
Newmont Mining Corp.
3.500%, 3/15/22	250,000	251,413
News America, Inc.
5.650%, 8/15/20	150,000	180,153
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	150,000	176,376
Noble Energy, Inc.
4.150%, 12/15/21	250,000	275,713
Nordstrom, Inc.
6.750%, 6/1/14	250,000	267,773
Norfolk Southern Corp.
5.900%, 6/15/19	275,000	335,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
3.500%, 3/15/21	$50,000	$53,405
Occidental Petroleum Corp.
4.125%, 6/1/16	400,000	442,471
2.700%, 2/15/23	250,000	251,530
Omnicom Group, Inc.
5.900%, 4/15/16	100,000	113,278
4.450%, 8/15/20	100,000	108,428
3.625%, 5/1/22	50,000	50,593
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	300,000	328,179
ONEOK Partners LP
8.625%, 3/1/19	250,000	331,468
ONEOK, Inc.
4.250%, 2/1/22	250,000	264,916
Oracle Corp.
3.750%, 7/8/14	250,000	260,431
5.750%, 4/15/18	500,000	603,903
2.500%, 10/15/22	200,000	196,681
Pacific Gas & Electric Co.
8.250%, 10/15/18	100,000	133,874
3.500%, 10/1/20	150,000	160,733
Pemex Project Funding Master Trust
5.750%, 3/1/18	950,000	1,097,250
PepsiCo, Inc.
5.000%, 6/1/18	250,000	292,680
7.900%, 11/1/18	50,000	66,543
3.125%, 11/1/20	400,000	427,214
Pfizer, Inc.
4.650%, 3/1/18	100,000	116,236
6.200%, 3/15/19	250,000	313,693
Philip Morris International, Inc.
5.650%, 5/16/18	200,000	239,635
Phillips 66
2.950%, 5/1/17	150,000	159,198
Pitney Bowes, Inc.
4.750%, 5/15/18	100,000	103,250
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	210,000	258,595
PNC Funding Corp.
3.625%, 2/8/15	100,000	105,164
5.250%, 11/15/15	200,000	221,162
5.125%, 2/8/20	500,000	586,415
PPL Capital Funding, Inc.
4.200%, 6/15/22	125,000	132,047
Precision Castparts Corp.
2.500%, 1/15/23	100,000	98,554
Pride International, Inc.
8.500%, 6/15/19	200,000	263,862
Procter & Gamble Co.
4.850%, 12/15/15	100,000	111,411
4.700%, 2/15/19	350,000	411,881
Progress Energy, Inc.
4.400%, 1/15/21	250,000	276,212
Progressive Corp.
3.750%, 8/23/21	150,000	164,129
ProLogis LP
4.500%, 8/15/17	100,000	109,753
6.875%, 3/15/20	250,000	305,651
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	212,525
7.375%, 6/15/19	400,000	515,842
PSEG Power LLC
5.500%, 12/1/15	225,000	251,014
Quest Diagnostics, Inc.
3.200%, 4/1/16	500,000	524,508
Raytheon Co.
3.125%, 10/15/20	250,000	264,578
Realty Income Corp.
3.250%, 10/15/22	150,000	147,702
Republic Services, Inc.
5.250%, 11/15/21	250,000	292,048
Reynolds American, Inc.
3.250%, 11/1/22	150,000	148,176
Roper Industries, Inc.
3.125%, 11/15/22	200,000	199,784
Rowan Cos., Inc.
4.875%, 6/1/22	75,000	81,492
Ryder System, Inc.
3.500%, 6/1/17	200,000	213,662
Safeway, Inc.
5.000%, 8/15/19	115,000	128,669
3.950%, 8/15/20	50,000	51,225
Simon Property Group LP
6.100%, 5/1/16	120,000	137,424
5.650%, 2/1/20	500,000	600,881
SLM Corp.
8.450%, 6/15/18	500,000	590,000
5.500%, 1/25/23	50,000	49,400
Southern California Edison Co.
3.875%, 6/1/21	50,000	55,592
Southwest Airlines Co.
5.125%, 3/1/17	100,000	109,750
Southwestern Electric Power Co.
6.450%, 1/15/19	150,000	183,314
Southwestern Energy Co.
4.100%, 3/15/22	250,000	264,093
Stanley Black & Decker, Inc.
2.900%, 11/1/22	150,000	149,883
State of California, Various Purposes, General Obligation Bonds, Series 2009
3.950%, 11/1/15	250,000	270,385
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	500,000	557,590
5.877%, 3/1/19	100,000	114,791
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	112,442
State Street Corp.
4.375%, 3/7/21	200,000	226,611
SunTrust Banks, Inc.
3.600%, 4/15/16	150,000	160,616
3.500%, 1/20/17	250,000	268,103
Target Corp.
6.000%, 1/15/18	250,000	303,836
Tennessee Valley Authority
5.500%, 7/18/17	1,800,000	2,160,779
6.250%, 12/15/17	100,000	125,294
4.500%, 4/1/18	250,000	293,743
Texas Instruments, Inc.
1.375%, 5/15/14	300,000	303,244
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	425,000	437,848
Time Warner Cable, Inc.
8.250%, 4/1/19	720,000	937,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner, Inc.
4.700%, 1/15/21	$500,000	$559,941
Toyota Motor Credit Corp.
2.800%, 1/11/16	500,000	527,302
3.300%, 1/12/22	250,000	264,495
Travelers Cos., Inc.
5.750%, 12/15/17	300,000	361,009
Tyson Foods, Inc.
4.500%, 6/15/22	200,000	217,200
U.S. Bancorp
2.200%, 11/15/16	500,000	521,002
U.S. Bank N.A./Ohio
4.950%, 10/30/14	100,000	106,870
4.800%, 4/15/15	100,000	108,253
U.S. Treasury Bonds
8.500%, 2/15/20	300,000	446,309
U.S. Treasury Notes
1.875%, 4/30/14	2,345,000	2,387,766
0.250%, 5/31/14	5,000,000	5,003,589
0.625%, 7/15/14	12,000,000	12,065,215
0.250%, 8/31/14	2,000,000	2,001,016
2.375%, 8/31/14	3,788,000	3,903,563
0.250%, 9/15/14	10,500,000	10,505,486
0.250%, 10/31/14	8,000,000	8,003,516
2.375%, 10/31/14	4,725,000	4,884,907
2.125%, 11/30/14	5,000,000	5,156,714
0.125%, 12/31/14	4,000,000	3,993,125
0.250%, 2/15/15	3,700,000	3,699,892
4.000%, 2/15/15	600,000	641,997
2.500%, 4/30/15	5,590,000	5,848,701
0.250%, 5/15/15	3,000,000	2,998,623
4.125%, 5/15/15	2,200,000	2,378,836
1.875%, 6/30/15	3,000,000	3,107,080
1.750%, 7/31/15	12,910,000	13,348,234
0.250%, 8/15/15	7,000,000	6,992,207
1.250%, 9/30/15	3,500,000	3,582,407
1.250%, 10/31/15	8,000,000	8,190,782
0.375%, 11/15/15	3,000,000	3,004,570
2.125%, 12/31/15	7,000,000	7,341,797
2.625%, 4/30/16	3,095,000	3,306,572
5.125%, 5/15/16	8,620,000	9,881,348
1.750%, 5/31/16	7,720,000	8,048,477
1.500%, 6/30/16	6,000,000	6,210,527
4.875%, 8/15/16	1,400,000	1,607,785
1.000%, 8/31/16	4,500,000	4,583,892
0.875%, 12/31/16	5,500,000	5,574,390
3.250%, 3/31/17	1,080,000	1,194,834
0.875%, 4/30/17	4,000,000	4,048,008
4.500%, 5/15/17	4,300,000	4,985,270
0.625%, 5/31/17	2,700,000	2,703,428
2.750%, 5/31/17	3,000,000	3,266,484
2.500%, 6/30/17	5,290,000	5,709,894
4.750%, 8/15/17	7,390,000	8,706,633
0.625%, 8/31/17	4,500,000	4,495,166
1.875%, 8/31/17	4,320,000	4,552,031
1.875%, 9/30/17	5,700,000	6,006,041
0.750%, 10/31/17	3,000,000	3,008,701
1.875%, 10/31/17	2,900,000	3,055,904
4.250%, 11/15/17	2,830,000	3,289,295
0.750%, 12/31/17	8,500,000	8,511,538
2.750%, 12/31/17	5,720,000	6,266,751
0.750%, 2/28/18	4,000,000	3,999,179
2.750%, 2/28/18	2,500,000	2,742,969
1.375%, 2/28/19	1,300,000	1,329,402
3.625%, 8/15/19	2,245,000	2,599,991
3.375%, 11/15/19	3,910,000	4,475,881
3.625%, 2/15/20	5,890,000	6,843,847
3.500%, 5/15/20	5,670,000	6,547,189
2.625%, 8/15/20	5,400,000	5,898,656
2.625%, 11/15/20	6,320,000	6,893,182
3.625%, 2/15/21	5,030,000	5,859,950
3.125%, 5/15/21	3,850,000	4,335,236
2.125%, 8/15/21	500,000	522,505
2.000%, 11/15/21	5,250,000	5,414,114
2.000%, 2/15/22	1,300,000	1,336,423
1.750%, 5/15/22	1,500,000	1,504,351
1.625%, 8/15/22	4,000,000	3,948,359
1.625%, 11/15/22	1,000,000	982,295
2.000%, 2/15/23	4,000,000	4,050,625
Unilever Capital Corp.
2.750%, 2/10/16	400,000	422,789
Union Pacific Corp.
5.700%, 8/15/18	250,000	302,004
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	213,154
United Technologies Corp.
4.875%, 5/1/15	50,000	54,560
6.125%, 2/1/19	287,000	357,259
3.100%, 6/1/22	150,000	156,836
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	225,641
6.000%, 2/15/18	150,000	181,368
URS Corp.
4.100%, 4/1/17§	150,000	155,854
Valero Energy Corp.
6.125%, 2/1/20	150,000	181,834
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	107,149
Verizon Communications, Inc.
5.500%, 2/15/18	250,000	294,119
8.750%, 11/1/18	389,000	524,145
2.450%, 11/1/22	250,000	236,211
Viacom, Inc.
1.250%, 2/27/15	250,000	250,863
3.500%, 4/1/17	250,000	268,591
3.875%, 12/15/21	200,000	214,233
Virgin River Hotel & Casino
6.500%, 1/15/18†	100,000	5
Virginia Electric & Power Co.
5.400%, 1/15/16	100,000	112,748
Wachovia Corp.
5.750%, 6/15/17	500,000	590,332
Walgreen Co.
3.100%, 9/15/22	50,000	49,749
Wal-Mart Stores, Inc.
3.625%, 7/8/20	300,000	330,082
3.250%, 10/25/20	300,000	321,999
Walt Disney Co.
3.750%, 6/1/21	50,000	54,809
Waste Management, Inc.
7.375%, 3/11/19	83,000	105,069
WellPoint, Inc.
5.250%, 1/15/16	500,000	556,390
Wells Fargo & Co.
5.125%, 9/15/16	100,000	113,078
5.625%, 12/11/17	700,000	829,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/8/22	$150,000	$156,901
3.450%, 2/13/23	250,000	250,646
Western Union Co.
5.930%, 10/1/16	100,000	110,372
Williams Partners LP
4.125%, 11/15/20	400,000	433,410
Wisconsin Electric Power Co.
2.950%, 9/15/21	200,000	209,963
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	155,625
Xcel Energy, Inc.
4.700%, 5/15/20	250,000	288,124
Xerox Corp.
4.250%, 2/15/15	500,000	525,730
2.950%, 3/15/17	250,000	258,229
6.350%, 5/15/18	100,000	116,333
Yum! Brands, Inc.
3.875%, 11/1/20	200,000	213,033
Zoetis, Inc.
3.250%, 2/1/23§	225,000	228,422

Total United States		462,912,227

Total Investments (98.8%) (Cost $706,935,408)		740,324,700
Other Assets Less Liabilities (1.2%)		8,841,853

Net Assets (100%)		$749,166,553

†	Securities (totaling $5 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $15,661,689 or 2.1% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $8,368,436 or 1.1% of net assets.

Glossary:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	European Currency Unit
GBP	—	British Pound
HUF	—	Hungary Forint
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
THB	—	Thailand Baht
ZAR	—	South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000's)	Local Contract Sell Amount (000's)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. European Union Euro, expiring 4/22/13#	JPMorgan Chase Bank	6,820	5,088	$6,710,700	$6,523,180	$187,520
Mexican Peso vs. U.S. Dollar, expiring 4/11/13	JPMorgan Chase Bank	53,600	4,291	4,335,915	4,290,972	44,943
Japanese Yen vs. U.S. Dollar, expiring 5/7/13	JPMorgan Chase Bank	2,573,250	27,693	27,342,120	27,692,581	(350,461)
Japanese Yen vs. New Zealand Dollar, expiring 6/13/13#	JPMorgan Chase Bank	1,097,016	14,000	11,659,609	11,656,707	2,902
Japanese Yen vs. Australian Dollar, expiring 6/18/13#	JPMorgan Chase Bank	1,480,319	14,950	15,734,100	15,474,418	259,682
U.S. Dollar vs. Mexican Peso, expiring 4/11/13	JPMorgan Chase Bank	4,159	53,600	4,159,294	4,335,915	(176,621)
U.S. Dollar vs. European Union Euro, expiring 4/18/13.	JPMorgan Chase Bank	1,332	1,000	1,332,157	1,281,981	50,176
U.S. Dollar vs. European Union Euro, expiring 4/18/13.	JPMorgan Chase Bank	11,100	8,679	11,100,000	11,126,396	(26,396)
U.S. Dollar vs. European Union Euro, expiring 4/18/13.	JPMorgan Chase Bank	383	300	383,117	384,594	(1,477)
U.S. Dollar vs. South African Rand, expiring 4/30/13	JPMorgan Chase Bank	6,536	60,000	6,536,161	6,500,438	35,723
U.S. Dollar vs. Poland Zloty, expiring 5/21/13	JPMorgan Chase Bank	11,562	36,500	11,561,957	11,162,116	399,841
U.S. Dollar vs. British Pound, expiring 5/28/13	JPMorgan Chase Bank	2,425	1,600	2,425,400	2,430,380	(4,980)
U.S. Dollar vs. Norwegian Krone, expiring 6/5/13	JPMorgan Chase Bank	6,689	38,450	6,688,852	6,566,353	122,499
U.S. Dollar vs. Japanese Yen, expiring 5/7/13	JPMorgan Chase Bank	1,457	140,000	1,457,010	1,487,573	(30,563)
U.S. Dollar vs. Japanese Yen, expiring 5/7/13	JPMorgan Chase Bank	1,246	120,000	1,245,679	1,275,062	(29,383)
European Union Euro vs. U.S. Dollar, expiring 4/18/13	JPMorgan Chase Bank	3,350	4,460	4,294,638	4,459,805	(165,167)
European Union Euro vs. U.S. Dollar, expiring 4/18/13	JPMorgan Chase Bank	1,720	2,314	2,205,008	2,314,208	(109,200)
European Union Euro vs. U.S. Dollar, expiring 4/18/13	JPMorgan Chase Bank	1,000	1,303	1,281,981	1,302,500	(20,519)
European Union Euro vs. U.S. Dollar, expiring 4/18/13	JPMorgan Chase Bank	1,540	1,991	1,974,251	1,991,220	(16,969)
European Union Euro vs. Canadian Dollar, expiring 4/22/13#	JPMorgan Chase Bank	5,144	6,820	6,595,101	6,710,699	(115,598)
European Union Euro vs. Hungarian Forint, expiring 5/13/13#	JPMorgan Chase Bank	4,988	1,477,000	6,396,100	6,189,690	206,410
European Union Euro vs. Japanese Yen, expiring 5/7/13#	JPMorgan Chase Bank	8,087	980,000	10,369,198	10,413,010	(43,812)

						$218,550

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at March 31, 2013 of the currency being purchased, and the U.S. $ Settlement Value is the value at March 31, 2013 of the currency being sold.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$10,946,860	$5	$10,946,865
Consumer Staples	—	17,297,533	—	17,297,533
Energy	—	17,836,572	—	17,836,572
Financials	—	77,029,336	—	77,029,336
Health Care	—	12,275,957	—	12,275,957
Industrials	—	16,616,496	—	16,616,496
Information Technology	—	8,122,666	—	8,122,666
Materials	—	9,619,265	—	9,619,265
Telecommunication Services	—	15,350,143	—	15,350,143
Utilities	—	16,741,162	—	16,741,162
Forward Currency Contracts	—	1,309,696	—	1,309,696
Government Securities
Foreign Governments	—	178,346,334	—	178,346,334
Municipal Bonds	—	1,226,691	—	1,226,691
Supranational	—	22,535,774	—	22,535,774
U.S. Government Agencies	—	38,596,451	—	38,596,451
U.S. Treasuries	—	297,783,455	—	297,783,455

Total Assets	$—	$741,634,391	$5	$741,634,396

Liabilities:
Forward Currency Contracts	$—	$(1,091,146)	$—	$(1,091,146)

Total Liabilities	$—	$(1,091,146)	$—	$(1,091,146)

Total	$—	$740,543,245	$5	$740,543,250

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Corporate Bonds- Consumer Discretionary†
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	5
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$5

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$5

†	Security held with $0 cost.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,916,511
Long-term U.S. government debt securities	14,988,614

$72,905,125

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,591,354
Long-term U.S. government debt securities	16,012,106

$85,603,460

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,515,812
Aggregate gross unrealized depreciation	(3,144,267)

Net unrealized appreciation	$33,371,545

Federal income tax cost of investments	$706,953,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
AGL Energy Ltd.	30,417	$502,265
ALS Ltd.	18,955	206,625
Alumina Ltd.*	132,164	152,739
Amcor Ltd.	67,707	654,176
AMP Ltd.	163,049	884,442
APA Group	44,133	273,856
Asciano Ltd.	54,769	318,757
ASX Ltd.	9,832	370,462
Aurizon Holdings Ltd.	95,873	402,267
Australia & New Zealand Banking Group Ltd.	151,191	4,490,979
Bendigo and Adelaide Bank Ltd.	21,488	229,763
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	177,978	6,070,486
Boral Ltd.	43,933	224,588
Brambles Ltd.	87,212	769,082
Caltex Australia Ltd.	7,899	175,583
CFS Retail Property Trust
Group (REIT)	108,338	226,720
Coca-Cola Amatil Ltd.	31,970	485,303
Cochlear Ltd.	3,198	226,579
Commonwealth Bank of Australia	89,696	6,351,249
Computershare Ltd.	25,485	270,644
Crown Ltd.	22,992	294,439
CSL Ltd.	27,741	1,710,713
Dexus Property Group (REIT)	258,138	279,511
Echo Entertainment Group Ltd.	41,762	151,312
Federation Centres Ltd. (REIT)	72,578	178,332
Flight Centre Ltd.	2,447	85,603
Fortescue Metals Group Ltd.	76,941	315,622
Goodman Group (REIT)	91,791	456,816
GPT Group (REIT)	81,277	313,946
Harvey Norman Holdings Ltd.	32,214	91,563
Iluka Resources Ltd.	23,503	228,796
Incitec Pivot Ltd.	91,448	294,202
Insurance Australia Group Ltd.	116,677	693,641
Leighton Holdings Ltd.	8,797	188,126
Lend Lease Group	30,507	323,976
Macquarie Group Ltd.	17,580	679,972
Metcash Ltd.	49,804	214,673
Mirvac Group (REIT)	191,879	323,635
National Australia Bank Ltd.	128,266	4,118,501
Newcrest Mining Ltd.	42,877	895,060
Orica Ltd.	20,480	521,341
Origin Energy Ltd.	60,930	842,447
OZ Minerals Ltd.	16,627	92,269
Qantas Airways Ltd.*	57,491	106,844
QBE Insurance Group Ltd.	66,475	935,033
Ramsay Health Care Ltd.	7,559	254,203
Rio Tinto Ltd.	24,439	1,455,435
Santos Ltd.	52,988	685,744
Sonic Healthcare Ltd.	20,742	300,826
SP AusNet	93,733	116,620
Stockland Corp., Ltd. (REIT)	124,066	471,475
Suncorp Group Ltd.	72,185	888,337
Sydney Airport	3,854	13,161
Tabcorp Holdings Ltd.	38,958	131,012
Tatts Group Ltd.	78,106	257,785
Telstra Corp., Ltd.	244,289	1,147,080
Toll Holdings Ltd.	38,276	236,317
Transurban Group	73,655	489,256
Treasury Wine Estates Ltd.	32,786	194,229
Wesfarmers Ltd.	56,108	2,348,357
Westfield Group (REIT)	120,052	1,356,165
Westfield Retail Trust (REIT)	162,816	511,938
Westpac Banking Corp.	170,826	5,470,835
Whitehaven Coal Ltd.	23,874	52,696
Woodside Petroleum Ltd.	37,003	1,379,990
Woolworths Ltd.	68,805	2,420,591
WorleyParsons Ltd.	11,541	296,673

		58,101,663

Austria (0.2%)
Andritz AG	4,124	276,687
Erste Group Bank AG*	11,850	330,077
Immofinanz AG*	53,741	203,564
OMV AG	8,270	351,685
Raiffeisen Bank International AG	2,572	87,418
Telekom Austria AG	11,646	76,419
Verbund AG	3,524	76,386
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,201	2,624,862
Voestalpine AG	6,335	194,527

		4,221,625

Belgium (0.4%)
Ageas	13,308	450,098
Anheuser-Busch InBev N.V.	44,826	4,438,801
Belgacom S.A.	8,693	216,121
Colruyt S.A.	4,140	200,201
Delhaize Group S.A.	5,696	310,712
Groupe Bruxelles Lambert S.A.	4,529	346,298
KBC Groep N.V.	13,590	468,085
Solvay S.A.	3,328	450,703
Telenet Group Holding N.V.	2,446	120,964
UCB S.A.	6,266	399,997
Umicore S.A.	6,337	297,670

		7,699,650

Bermuda (0.0%)
Nabors Industries Ltd.	13,979	226,739

Brazil (1.7%)
Banco Bradesco S.A. (Preference)	309,210	5,216,365
BRF - Brasil Foods S.A.	368,354	8,164,580
CCR S.A .	330,800	3,378,801
Cia de Bebidas das Americas (Preference) (ADR)	156,900	6,641,577
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
PDG Realty S.A. Empreendimentos e Participacoes	819,800	1,277,926
Petroleo Brasileiro S.A	106,914	887,798
Petroleo Brasileiro S.A. (BM&FBOVESPA) (ADR)	117,200	1,942,004
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	3,200	58,080
Petroleo Brasileiro S.A. (Preference)	402,642	3,660,291
Raia Drogasil S.A.	150,300	1,602,853
Ultrapar Participacoes S.A.	109,300	2,770,971

		35,601,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Chile (0.4%)
Empresa Nacional de Electricidad S.A.	1,064,177	$1,880,671
S.A.C.I. Falabella	332,592	3,998,440
Sociedad Quimica y Minera de Chile S.A. (ADR)	59,200	3,282,640

		9,161,751

China (1.6%)
Bank of China Ltd., Class H	12,446,000	5,772,021
Baoxin Auto Group Ltd.*	634,500	490,432
China CITIC Bank Corp., Ltd., Class H	840,000	504,267
China Coal Energy Co., Ltd., Class H	703,000	626,696
China Construction Bank Corp., Class H	5,443,420	4,445,869
China Life Insurance Co., Ltd., Class H	339,000	877,791
China Oilfield Services Ltd., Class H	556,000	1,164,638
China Pacific Insurance Group Co., Ltd., Class H	1,306,600	4,300,601
China Petroleum & Chemical Corp., Class H	1,798,000	2,117,052
China Shenhua Energy Co., Ltd., Class H	260,000	944,535
CNOOC Ltd.	734,000	1,410,784
Daphne International Holdings Ltd.	364,000	457,195
Qihoo 360 Technology Co., Ltd. (ADR)*	48,667	1,442,003
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	853,000	1,876,863
Tencent Holdings Ltd.	148,300	4,715,002
Tsingtao Brewery Co., Ltd., Class H	306,000	1,951,292
Uni-President China Holdings Ltd.	1,251,000	1,434,310
Yangzijiang Shipbuilding Holdings Ltd.	100,497	78,592

		34,609,943

Colombia (0.2%)
Almacenes Exito S.A.	51,300	927,362
Grupo de Inversiones Suramericana S.A.	64,000	1,367,297
Grupo de Inversiones Suramericana S.A. (Preference)	49,300	1,058,647

		3,353,306

Cyprus (0.1%)
Eurasia Drilling Co., Ltd. (GDR)(b)(m)	50,083	1,777,946

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	30	224,262
A. P. Moller - Maersk A/S, Class B	73	569,803
Carlsberg A/S, Class B	6,002	584,061
Coloplast A/S, Class B	6,395	344,026
Danske Bank A/S*	36,595	654,336
DSV A/S	10,880	262,815
Novo Nordisk A/S, Class B	22,731	3,693,143
Novozymes A/S, Class B	13,701	464,521
TDC A/S	33,716	259,055
Tryg A/S	1,280	103,300
William Demant Holding A/S*	1,401	117,376

		7,276,698

Finland (0.2%)
Elisa Oyj	7,658	142,240
Fortum Oyj	24,924	502,235
Kesko Oyj, Class B	3,763	117,551
Kone Oyj, Class B	8,736	687,012
Metso Oyj*	7,300	310,576
Neste Oil Oyj*	6,641	93,640
Nokia Oyj	210,101	679,758
Nokian Renkaat Oyj	6,228	277,023
Orion Oyj, Class B	5,670	148,923
Pohjola Bank plc, Class A	7,244	105,300
Sampo Oyj, Class A	23,514	904,243
Stora Enso Oyj, Class R	30,965	199,852
UPM-Kymmene Oyj	29,474	328,886
Wartsila Oyj	9,411	422,825

		4,920,064

France (2.6%)
Accor S.A.	8,293	288,083
Aeroports de Paris S.A.	1,669	141,565
Air Liquide S.A.	17,411	2,115,328
Alstom S.A.	11,568	470,803
Arkema S.A.	3,423	311,400
AtoS	2,941	202,407
AXA S.A.‡	99,156	1,704,453
BNP Paribas S.A.	55,666	2,857,073
Bouygues S.A.	10,606	287,677
Bureau Veritas S.A.	3,069	381,991
Cap Gemini S.A.	8,307	378,016
Carrefour S.A.	34,039	931,780
Casino Guichard Perrachon S.A.	3,106	326,397
Christian Dior S.A.	3,059	507,401
Cie de Saint-Gobain S.A.	21,891	811,523
Cie Generale de Geophysique- Veritas*	8,906	200,582
Cie Generale des Etablissements Michelin	10,099	844,688
Cie Generale d'Optique Essilor International S.A.	11,174	1,242,554
CNP Assurances S.A.	8,494	116,556
Credit Agricole S.A.*	53,447	440,252
Danone S.A.	32,415	2,255,397
Dassault Systemes S.A.	3,427	396,152
Edenred	9,434	308,734
EDF S.A.	13,495	258,787
Eurazeo S.A.	1,542	78,175
European Aeronautic Defenceand Space Co. N.V.	24,653	1,254,577
Eutelsat Communications S.A.	7,564	266,686
Fonciere des Regions (REIT)	1,536	120,262
France Telecom S.A.	103,993	1,051,764
GDF Suez S.A.	73,409	1,413,372
Gecina S.A. (REIT)	1,202	139,472
Groupe Eurotunnel S.A. (Registered)	30,806	245,383
ICADE (REIT)	1,236	108,085
Iliad S.A.	1,238	263,351
Imerys S.A.	1,999	130,145
J.C. Decaux S.A.	3,474	95,208
Klepierre S.A. (REIT)	5,745	225,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lafarge S.A.	10,478	$696,140
Lagardere S.C.A.	6,797	250,273
Legrand S.A.	13,330	581,302
L'Oreal S.A.	13,482	2,137,771
LVMH Moet Hennessy Louis Vuitton S.A.	14,167	2,431,620
Natixis S.A.	49,600	188,323
Pernod-Ricard S.A.	11,878	1,480,101
Peugeot S.A.*	13,600	98,497
PPR S.A.	4,190	920,581
Publicis Groupe S.A.	9,898	663,696
Remy Cointreau S.A.	1,273	147,123
Renault S.A.	10,786	675,747
Rexel S.A.	7,853	171,380
Safran S.A.	12,924	576,436
Sanofi S.A.	66,392	6,746,240
Schneider Electric S.A.	29,241	2,136,507
SCOR SE	9,357	268,672
Societe BIC S.A.	1,547	179,642
Societe Generale S.A.*	39,181	1,287,245
Sodexo S.A.	5,291	493,071
Suez Environnement Co. S.A.	16,182	206,371
Technip S.A.	5,568	570,845
Thales S.A.	5,117	216,422
Total S.A.	118,238	5,661,650
Unibail-Rodamco S.A. (REIT)	5,150	1,199,498
Vallourec S.A.	5,796	278,610
Veolia Environnement S.A.	18,969	239,215
Vinci S.A.	25,849	1,164,513
Vivendi S.A.	72,286	1,493,213
Wendel S.A.	1,913	202,452
Zodiac Aerospace	1,936	225,583

		56,760,495

Germany (2.5%)
Adidas AG	11,735	1,217,541
Allianz SE (Registered)	25,401	3,449,761
Axel Springer AG	2,335	101,182
BASF SE	51,273	4,490,284
Bayer AG (Registered)	46,156	4,761,013
Bayerische Motoren Werke (BMW) AG	18,569	1,602,158
Bayerische Motoren Werke (BMW) AG (Preference)	2,823	180,336
Beiersdorf AG	5,657	522,393
Brenntag AG	2,926	456,834
Celesio AG	5,074	95,285
Commerzbank AG*	204,088	299,544
Continental AG	5,972	714,001
Daimler AG (Registered)	50,564	2,751,092
Deutsche Bank AG (Registered)	51,798	2,019,473
Deutsche Boerse AG	10,679	646,731
Deutsche Lufthansa AG (Registered)	12,345	241,085
Deutsche Post AG (Registered) .	49,758	1,146,487
Deutsche Telekom AG (Registered)	156,552	1,654,776
E.ON SE	100,428	1,753,352
Fraport AG	1,956	109,632
Fresenius Medical Care AG & Co. KGaA	11,768	794,215
Fresenius SE & Co. KGaA	6,957	858,698
GEA Group AG	9,804	323,104
Hannover Rueckversicherung SE (Registered)	3,387	265,664
HeidelbergCement AG	7,893	567,195
Henkel AG & Co. KGaA	7,290	575,633
Henkel AG & Co. KGaA (Preference)	9,995	962,060
Hochtief AG*	1,735	112,846
Hugo Boss AG	1,437	161,029
Infineon Technologies AG	60,977	481,486
K+S AG (Registered)	9,667	449,631
Kabel Deutschland Holding AG .	4,865	448,882
Lanxess AG	4,670	331,159
Linde AG	10,365	1,927,189
MAN SE	2,375	255,333
Merck KGaA	3,627	547,219
Metro AG	7,282	207,038
Muenchener Rueckversicherungs- Gesellschaft AG (Registered) .	10,058	1,881,066
Porsche Automobil Holding SE (Preference)	8,592	627,999
ProSiebenSat.1 Media AG (Preference)	5,041	179,961
RWE AG	27,449	1,023,018
RWE AG (Preference)	2,329	83,532
Salzgitter AG	2,329	93,489
SAP AG	51,403	4,118,183
Siemens AG (Registered)	46,316	4,988,875
Suedzucker AG	4,589	193,825
ThyssenKrupp AG*	21,655	440,388
United Internet AG (Registered)	5,124	124,599
Volkswagen AG	1,657	311,701
Volkswagen AG (Preference)	8,111	1,611,548

		53,159,525

Greece (0.1%)
Coca Cola Hellenic Bottling Co. S.A.*	101,924	2,730,612
OPAP S.A.	11,617	91,730

		2,822,342

Hong Kong (1.5%)
AIA Group Ltd.	663,000	2,903,943
ASM Pacific Technology Ltd.	10,800	118,677
Bank of East Asia Ltd.	65,800	259,384
Beijing Enterprises Holdings Ltd.	208,500	1,606,212
Belle International Holdings Ltd.	851,000	1,414,213
BOC Hong Kong Holdings Ltd.	207,500	692,330
Cathay Pacific Airways Ltd.	63,000	107,779
Cheung Kong Holdings Ltd.	78,000	1,151,529
Cheung Kong Infrastructure Holdings Ltd.	28,000	192,076
China Mengniu Dairy Co., Ltd.	896,000	2,574,000
China Mobile Ltd.	239,500	2,536,138
China Overseas Grand Oceans Group Ltd.	578,000	762,471
China Overseas Land & Investment Ltd.	726,000	2,001,456
Chow Tai Fook Jewellery Group Ltd.	129,800	177,246
CLP Holdings Ltd.	96,500	845,341
First Pacific Co., Ltd.	124,000	168,048
Galaxy Entertainment Group Ltd.*	113,000	471,649
Hang Lung Properties Ltd.	126,000	470,722
Hang Seng Bank Ltd.	42,900	688,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Henderson Land Development Co., Ltd.	53,000	$362,548
HKT Trust/HKT Ltd.	107,000	107,103
Hong Kong & China Gas Co., Ltd.	292,468	853,379
Hong Kong Exchanges and Clearing Ltd.	57,500	979,253
Hopewell Holdings Ltd.	30,000	121,545
Hutchison Whampoa Ltd.	119,000	1,240,198
Hysan Development Co., Ltd.	37,000	186,846
Kerry Properties Ltd.	39,000	173,081
Li & Fung Ltd.	330,000	454,876
Link REIT (REIT)	127,000	692,053
MTR Corp., Ltd.	81,000	321,911
New World Development Co., Ltd.	210,500	356,322
Noble Group Ltd.	210,181	205,885
NWS Holdings Ltd.	76,000	135,306
Orient Overseas International Ltd.	11,000	74,325
PCCW Ltd.	209,000	96,927
Power Assets Holdings Ltd.	78,000	736,034
Shangri-La Asia Ltd.	86,166	168,723
Sino Biopharmaceutical	2,052,000	1,432,756
Sino Land Co., Ltd.	163,400	277,015
SJM Holdings Ltd.	111,000	277,123
Sun Hung Kai Properties Ltd.	88,000	1,185,796
Swire Pacific Ltd., Class A	38,000	484,390
Swire Properties Ltd.	60,000	212,945
Wharf Holdings Ltd.	85,100	758,632
Wheelock & Co., Ltd.	50,000	266,343
Wing Hang Bank Ltd.	9,500	100,966
Yue Yuen Industrial Holdings Ltd.	43,500	141,777

		31,545,326

Hungary (0.2%)
Richter Gedeon Nyrt	23,588	3,299,541

India (1.7%)
ACC Ltd.	114,185	2,435,386
Asian Paints Ltd.	31,171	2,820,158
Glenmark Pharmaceuticals Ltd.	369,845	3,149,977
HCL Technologies Ltd.	152,473	2,230,286
HDFC Bank Ltd.	438,314	5,043,232
IndusInd Bank Ltd.	389,768	2,902,284
ITC Ltd.	762,118	4,339,235
Larsen & Toubro Ltd.	75,289	1,892,545
Reliance Industries Ltd.	108,996	1,550,009
Sun Pharmaceutical Industries Ltd.	189,672	2,857,992
Tata Consultancy Services Ltd.	136,763	3,965,121
Tata Steel Ltd.	288,963	1,663,332
Zee Entertainment Enterprises Ltd.	618,404	2,394,538

		37,244,095

Indonesia (1.2%)
Adaro Energy Tbk PT	13,968,500	1,883,070
Bank Tabungan Negara Persero Tbk PT	13,600,589	2,379,316
Gudang Garam Tbk PT	440,500	2,218,932
Harum Energy Tbk PT	3,009,000	1,486,308
Kalbe Farma Tbk PT	18,110,500	2,310,988
Matahari Department Store Tbk PT*	2,076,000	2,349,987
PT Indofood Sukses Makmur Tbk	2,841,500	2,178,459
PT Indosat Tbk	6,148,000	4,112,375
PT Lippo Karawaci Tbk	30,499,000	4,299,833
Semen Indonesia Persero Tbk PT	1,195,500	2,177,551

		25,396,819

Ireland (0.5%)
Accenture plc, Class A	31,196	2,369,960
Covidien plc	22,839	1,549,398
CRH plc	40,334	890,311
Eaton Corp. plc	22,815	1,397,419
Elan Corp. plc*	28,200	324,213
Experian plc	56,374	976,495
Ingersoll-Rand plc	13,325	733,008
James Hardie Industries plc (CDI)	24,479	255,118
Kerry Group plc, Class A	8,464	504,343
Seagate Technology plc	15,450	564,852
Shire plc	31,553	960,782
XL Group plc	14,171	429,381

		10,955,280

Israel (0.2%)
Bank Hapoalim B.M.*	59,521	269,669
Bank Leumi Le-Israel B.M.*	74,404	262,233
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	163,272
Delek Group Ltd.	318	89,260
Israel Chemicals Ltd.	25,003	323,067
Israel Corp., Ltd.	99	75,118
Mellanox Technologies Ltd.*	2,000	110,517
Mizrahi Tefahot Bank Ltd.*	5,142	54,849
NICE Systems Ltd.*	3,043	111,850
Teva Pharmaceutical Industries Ltd.	49,985	1,967,821

		3,427,656

Italy (0.5%)
Assicurazioni Generali S.p.A.	65,503	1,019,335
Atlantia S.p.A.	18,582	293,454
Banca Monte dei Paschi di Siena S.p.A.*	340,759	80,808
Banco Popolare S.c.a.r.l.*	102,559	129,296
Enel Green Power S.p.A.	101,237	189,855
Enel S.p.A.	369,190	1,204,885
Eni S.p.A.	142,197	3,195,285
Exor S.p.A.	3,343	93,375
Fiat Industrial S.p.A.	48,020	539,832
Fiat S.p.A.*	47,905	254,839
Finmeccanica S.p.A.*	21,382	102,782
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	47,664	60,090
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	565,229	827,423
Luxottica Group S.p.A.	8,749	438,615
Mediobanca S.p.A.	30,082	153,086
Pirelli & C. S.p.A.	12,791	134,202
Prysmian S.p.A.	11,444	235,445
Saipem S.p.A.	14,854	456,784
Snam S.p.A.	95,873	437,014
Telecom Italia S.p.A.	527,021	372,235
Telecom Italia S.p.A. (RNC)	338,405	208,217
Terna Rete Elettrica Nazionale S.p.A.	71,415	295,685
UniCredit S.p.A.*	227,249	970,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Unione di Banche Italiane S.c.p.A.	46,232	$170,320

		11,862,888

Japan (6.4%)
ABC-Mart, Inc.	1,600	60,934
Acom Co., Ltd.*	1,580	45,033
Advantest Corp.	8,000	112,179
Aeon Co., Ltd.	33,700	435,324
Aeon Credit Service Co., Ltd.	3,300	93,319
Aeon Mall Co., Ltd.	3,800	115,613
Air Water, Inc.	8,000	111,159
Aisin Seiki Co., Ltd.	10,800	395,241
Ajinomoto Co., Inc.	36,000	528,135
Alfresa Holdings Corp.	2,300	124,853
All Nippon Airways Co., Ltd.	63,000	129,835
Amada Co., Ltd.	21,000	138,535
Aozora Bank Ltd.	49,000	137,940
Asahi Glass Co., Ltd.	57,000	394,189
Asahi Group Holdings Ltd.	21,700	518,439
Asahi Kasei Corp.	71,000	477,431
Asics Corp.	7,900	129,911
Astellas Pharma, Inc.	24,900	1,338,439
Bank of Kyoto Ltd.	19,000	185,489
Bank of Yokohama Ltd.	69,000	398,746
Benesse Holdings, Inc.	3,900	165,719
Bridgestone Corp.	36,500	1,221,384
Brother Industries Ltd.	12,600	129,433
Calbee, Inc.	700	55,102
Canon, Inc.	63,200	2,316,248
Casio Computer Co., Ltd.	11,700	91,104
Central Japan Railway Co.	8,000	843,045
Chiba Bank Ltd.	42,000	301,609
Chiyoda Corp.	9,000	100,388
Chubu Electric Power Co., Inc.	36,200	439,930
Chugai Pharmaceutical Co., Ltd.	12,600	280,015
Chugoku Bank Ltd.	10,000	161,258
Chugoku Electric Power Co., Inc.	16,700	217,676
Citizen Holdings Co., Ltd.	15,700	79,888
Coca-Cola West Co., Ltd.	3,700	64,382
Cosmo Oil Co., Ltd.*	28,000	58,894
Credit Saison Co., Ltd.	8,600	214,143
Dai Nippon Printing Co., Ltd.	31,000	294,736
Daicel Corp.	17,000	132,374
Daido Steel Co., Ltd.	15,000	79,513
Daihatsu Motor Co., Ltd.	10,000	206,937
Dai-ichi Life Insurance Co., Ltd.	476	634,094
Daiichi Sankyo Co., Ltd.	37,800	726,807
Daikin Industries Ltd.	13,200	516,726
Dainippon Sumitomo Pharma Co., Ltd.	8,400	148,306
Daito Trust Construction Co., Ltd.	4,100	351,049
Daiwa House Industry Co., Ltd.	28,000	545,812
Daiwa Securities Group, Inc.	93,400	656,831
DeNA Co., Ltd.	6,100	165,889
Denki Kagaku Kogyo KK	25,000	89,765
Denso Corp.	27,300	1,152,786
Dentsu, Inc.	10,186	302,761
Don Quijote Co., Ltd.	2,600	115,037
East Japan Railway Co.	18,437	1,513,975
Eisai Co., Ltd.	14,100	629,845
Electric Power Development Co., Ltd.	6,800	172,862
FamilyMart Co., Ltd.	3,300	150,566
FANUC Corp.	10,700	1,635,662
Fast Retailing Co., Ltd.	2,900	922,048
Fuji Electric Co., Ltd.	29,000	84,719
Fuji Heavy Industries Ltd.	33,000	520,232
Fujifilm Holdings Corp.	26,000	512,073
Fujitsu Ltd.	105,000	436,129
Fukuoka Financial Group, Inc.	45,000	224,677
Furukawa Electric Co., Ltd.	38,000	83,561
Gree, Inc.	4,900	61,527
GS Yuasa Corp.	21,000	87,449
Gunma Bank Ltd.	22,000	130,876
Hachijuni Bank Ltd.	24,000	143,029
Hakuhodo DY Holdings, Inc.	1,230	94,339
Hamamatsu Photonics KK	3,800	149,965
Hankyu Hanshin Holdings, Inc.	63,000	379,466
Hino Motors Ltd.	15,000	161,895
Hirose Electric Co., Ltd.	1,600	210,251
Hiroshima Bank Ltd.	24,000	115,749
Hisamitsu Pharmaceutical Co., Inc.	3,500	188,878
Hitachi Chemical Co., Ltd.	5,400	82,261
Hitachi Construction Machinery Co., Ltd.	6,000	128,114
Hitachi High-Technologies Corp.	3,700	77,117
Hitachi Ltd.	260,200	1,509,207
Hitachi Metals Ltd.	9,000	85,760
Hokkaido Electric Power Co., Inc.*	10,900	111,159
Hokuriku Electric Power Co.	9,900	121,890
Honda Motor Co., Ltd.	91,000	3,480,108
Hoya Corp.	24,400	457,751
Hulic Co., Ltd.	13,300	109,073
Ibiden Co., Ltd.	6,400	99,670
Idemitsu Kosan Co., Ltd.	1,300	112,827
IHI Corp.	74,000	224,040
INPEX Corp.	123	658,544
Isetan Mitsukoshi Holdings Ltd.	19,400	279,248
Isuzu Motors Ltd.	67,000	403,559
ITOCHU Corp.	84,500	1,031,396
ITOCHU Techno-Solutions Corp.	1,300	64,216
Iyo Bank Ltd.	14,000	129,537
J. Front Retailing Co., Ltd.	26,000	202,178
Japan Airlines Co., Ltd.	3,344	155,770
Japan Exchange Group, Inc.	2,400	222,319
Japan Petroleum Exploration Co.	1,700	66,729
Japan Prime Realty Investment Corp. (REIT)	45	173,766
Japan Real Estate Investment Corp. (REIT)	31	428,438
Japan Retail Fund Investment Corp. (REIT)	104	257,418
Japan Steel Works Ltd.	17,000	89,573
Japan Tobacco, Inc.	61,600	1,966,410
JFE Holdings, Inc.	26,700	511,962
JGC Corp.	11,000	281,149
Joyo Bank Ltd.	37,000	205,566
JSR Corp.	9,900	201,923
JTEKT Corp.	12,300	115,637
Jupiter Telecommunications Co., Ltd.	112	146,700
JX Holdings, Inc.	126,033	705,576
Kajima Corp.	49,000	132,735
Kamigumi Co., Ltd.	14,000	128,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kaneka Corp.	15,000	$86,365
Kansai Electric Power Co., Inc.*	42,100	398,482
Kansai Paint Co., Ltd.	12,000	132,830
Kao Corp.	29,500	952,674
Kawasaki Heavy Industries Ltd.	80,000	251,554
KDDI Corp.	30,200	1,259,202
Keikyu Corp.	27,000	281,372
Keio Corp.	32,000	274,329
Keisei Electric Railway Co., Ltd.	15,000	158,071
Keyence Corp.	2,480	758,740
Kikkoman Corp.	9,000	156,796
Kinden Corp.	8,000	52,350
Kintetsu Corp.	91,000	423,413
Kirin Holdings Co., Ltd.	48,000	770,468
Kobe Steel Ltd.*	138,000	161,258
Koito Manufacturing Co., Ltd.	5,000	85,781
Komatsu Ltd.	52,400	1,242,994
Konami Corp.	5,900	117,517
Konica Minolta Holdings, Inc.	27,500	200,112
Kubota Corp.	61,000	879,991
Kuraray Co., Ltd.	19,300	270,838
Kurita Water Industries Ltd.	6,600	146,043
Kyocera Corp.	8,600	784,767
Kyowa Hakko Kirin Co., Ltd.	15,000	169,544
Kyushu Electric Power Co., Inc.*	24,600	250,351
Lawson, Inc.	3,300	253,105
LIXIL Group Corp.	14,900	296,306
M3, Inc.	25	48,680
Mabuchi Motor Co., Ltd.	1,200	64,503
Makita Corp.	6,300	279,078
Marubeni Corp.	93,000	707,367
Marui Group Co., Ltd.	11,700	120,934
Maruichi Steel Tube Ltd.	2,300	53,484
Mazda Motor Corp.*	155,300	453,684
McDonald’s Holdings Co. Japan Ltd.	3,910	105,252
Medipal Holdings Corp.	7,800	109,126
MEIJI Holdings Co., Ltd.	3,422	156,496
Miraca Holdings, Inc.	3,200	153,312
Mitsubishi Chemical Holdings Corp.	76,000	360,079
Mitsubishi Corp.	78,800	1,473,288
Mitsubishi Electric Corp.	108,000	873,086
Mitsubishi Estate Co., Ltd.	70,000	1,971,318
Mitsubishi Gas Chemical Co., Inc.	23,000	151,485
Mitsubishi Heavy Industries Ltd.	170,000	978,807
Mitsubishi Logistics Corp.	7,000	129,091
Mitsubishi Materials Corp.	64,000	180,167
Mitsubishi Motors Corp.*	218,000	226,951
Mitsubishi Tanabe Pharma Corp.	12,900	197,334
Mitsubishi UFJ Financial Group, Inc.	710,900	4,259,283
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,800	176,298
Mitsui & Co., Ltd.	97,500	1,365,114
Mitsui Chemicals, Inc.	46,000	99,687
Mitsui Fudosan Co., Ltd.	47,000	1,334,084
Mitsui O.S.K. Lines Ltd.	61,000	200,234
Mizuho Financial Group, Inc.	1,279,944	2,732,976
MS&AD Insurance Group Holdings, Inc.	28,407	628,584
Murata Manufacturing Co., Ltd.	11,400	857,407
Nabtesco Corp.	5,400	110,254
Namco Bandai Holdings, Inc.	10,300	181,633
NEC Corp.	146,000	387,741
Nexon Co., Ltd.	255,600	2,479,023
NGK Insulators Ltd.	16,000	169,799
NGK Spark Plug Co., Ltd.	11,000	167,918
NHK Spring Co., Ltd.	9,000	93,600
Nidec Corp.	6,100	364,179
Nikon Corp.	19,100	447,395
Nintendo Co., Ltd.	5,900	636,161
Nippon Building Fund, Inc. (REIT)	38	531,237
Nippon Electric Glass Co., Ltd.	21,000	104,180
Nippon Express Co., Ltd.	49,000	234,238
Nippon Meat Packers, Inc.	10,000	161,152
Nippon Paper Group, Inc.†	5,092	77,677
Nippon Steel & Sumitomo Metal Corp.	424,915	1,074,306
Nippon Telegraph & Telephone Corp.	24,459	1,065,299
Nippon Yusen KK	90,000	230,414
Nishi-Nippon City Bank Ltd.	35,000	107,824
Nissan Motor Co., Ltd.	139,400	1,343,133
Nisshin Seifun Group, Inc.	11,000	144,898
Nissin Foods Holdings Co., Ltd.	3,300	151,267
Nitori Holdings Co., Ltd.	1,950	150,183
Nitto Denko Corp.	9,300	556,212
NKSJ Holdings, Inc.	20,981	438,855
NOK Corp.	5,800	83,363
Nomura Holdings, Inc.	203,700	1,255,070
Nomura Real Estate Holdings, Inc.	5,700	127,158
Nomura Real Estate Office Fund, Inc. (REIT)	14	102,916
Nomura Research Institute Ltd.	5,400	139,281
NSK Ltd.	24,000	181,781
NTT Data Corp.	70	230,148
NTT DOCOMO, Inc.	857	1,270,911
NTT Urban Development Corp.	67	80,285
Obayashi Corp.	38,000	181,250
Odakyu Electric Railway Co., Ltd.	35,000	435,014
Oji Holdings Corp.	45,000	168,269
Olympus Corp.*	10,600	250,432
Omron Corp.	11,400	287,013
Ono Pharmaceutical Co., Ltd.	4,600	283,911
Oracle Corp. Japan.	2,200	98,975
Oriental Land Co., Ltd.	2,800	458,066
ORIX Corp.	58,800	747,063
Osaka Gas Co., Ltd.	105,000	458,437
Otsuka Corp.	800	86,939
Otsuka Holdings Co., Ltd.	20,400	707,558
Panasonic Corp.	123,800	925,853
Park24 Co., Ltd.	4,400	86,004
Rakuten, Inc.	40,700	415,496
Resona Holdings, Inc.	105,805	556,366
Ricoh Co., Ltd.	36,000	389,313
Rinnai Corp.	1,800	127,923
Rohm Co., Ltd.	5,400	186,721
Sankyo Co., Ltd.	2,700	126,202
Sanrio Co., Ltd.	2,300	101,763
Santen Pharmaceutical Co., Ltd.	4,300	198,932
SBI Holdings, Inc.	11,660	102,808
Secom Co., Ltd.	11,800	607,330
Sega Sammy Holdings, Inc.	11,100	222,271
Sekisui Chemical Co., Ltd.	24,000	264,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sekisui House Ltd.	30,000	$406,331
Seven & I Holdings Co., Ltd.	41,900	1,386,503
Seven Bank Ltd.	32,000	102,661
Sharp Corp.*	56,000	159,431
Shikoku Electric Power Co., Inc.*	9,600	136,451
Shimadzu Corp.	14,000	99,198
Shimamura Co., Ltd.	1,200	139,969
Shimano, Inc.	4,200	342,657
Shimizu Corp.	31,000	101,429
Shin-Etsu Chemical Co., Ltd.	23,000	1,517,289
Shinsei Bank Ltd.	80,000	182,716
Shionogi & Co., Ltd.	16,800	339,266
Shiseido Co., Ltd.	20,200	282,609
Shizuoka Bank Ltd.	29,000	326,244
Showa Denko KK	83,000	124,321
Showa Shell Sekiyu KK	9,500	67,111
SMC Corp.	3,000	579,381
Softbank Corp.	51,900	2,381,771
Sojitz Corp.	66,000	103,065
Sony Corp.	56,400	973,602
Sony Financial Holdings, Inc.	10,100	150,210
Stanley Electric Co., Ltd.	7,700	132,757
Sumco Corp.	7,200	81,075
Sumitomo Chemical Co., Ltd.	84,000	262,347
Sumitomo Corp.	63,100	792,981
Sumitomo Electric Industries Ltd.	42,300	516,308
Sumitomo Heavy Industries Ltd.	29,000	114,293
Sumitomo Metal Mining Co., Ltd.	29,000	409,115
Sumitomo Mitsui Financial Group, Inc.	74,907	3,055,642
Sumitomo Mitsui Trust Holdings, Inc.	175,020	827,364
Sumitomo Realty & Development Co., Ltd.	20,000	774,420
Sumitomo Rubber Industries Ltd.	9,100	151,771
Suruga Bank Ltd.	11,000	176,098
Suzuken Co., Ltd.	4,100	148,303
Suzuki Motor Corp.	20,700	461,564
Sysmex Corp.	4,100	249,132
T&D Holdings, Inc.	32,500	386,333
Taiheiyo Cement Corp.	64,000	152,972
Taisei Corp.	59,000	163,584
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	148,351
Taiyo Nippon Sanso Corp.	15,000	103,893
Takashimaya Co., Ltd.	14,000	138,312
Takeda Pharmaceutical Co., Ltd.	44,000	2,402,507
TDK Corp.	6,900	240,787
Teijin Ltd.	53,000	122,176
Terumo Corp.	8,500	363,441
THK Co., Ltd.	7,100	139,986
Tobu Railway Co., Ltd.	57,000	326,372
Toho Co., Ltd.	6,000	125,182
Toho Gas Co., Ltd.	23,000	146,109
Tohoku Electric Power Co., Inc.*	26,100	207,391
Tokio Marine Holdings, Inc.	37,800	1,085,794
Tokyo Electric Power Co., Inc.*	84,200	207,515
Tokyo Electron Ltd.	9,600	406,905
Tokyo Gas Co., Ltd.	138,000	744,718
Tokyu Corp.	64,000	472,513
Tokyu Land Corp.	25,000	234,238
TonenGeneral Sekiyu KK	16,000	158,241
Toppan Printing Co., Ltd.	31,000	222,616
Toray Industries, Inc.	82,000	554,013
Toshiba Corp.	226,000	1,142,784
TOTO Ltd.	16,000	143,114
Toyo Seikan Kaisha Ltd.	8,000	109,970
Toyo Suisan Kaisha Ltd.	5,000	154,034
Toyoda Gosei Co., Ltd.	3,500	83,694
Toyota Boshoku Corp.	3,400	47,821
Toyota Industries Corp.	9,100	333,027
Toyota Motor Corp.	153,300	7,857,572
Toyota Tsusho Corp.	11,900	303,141
Trend Micro, Inc.	6,100	170,490
Tsumura & Co.	3,200	116,768
Ube Industries Ltd.	57,000	112,020
Unicharm Corp.	6,400	365,093
Ushio, Inc.	5,400	55,012
USS Co., Ltd.	1,250	143,411
West Japan Railway Co.	9,500	456,153
Yahoo! Japan Corp.	817	375,368
Yakult Honsha Co., Ltd.	5,500	221,437
Yamada Denki Co., Ltd.	4,970	227,025
Yamaguchi Financial Group, Inc.	11,000	109,492
Yamaha Corp.	8,300	80,412
Yamaha Motor Co., Ltd.	16,300	219,215
Yamato Holdings Co., Ltd.	21,000	379,689
Yamato Kogyo Co., Ltd.	2,200	59,993
Yamazaki Baking Co., Ltd.	6,000	79,035
Yaskawa Electric Corp.	13,000	129,952
Yokogawa Electric Corp.	10,800	107,845

		138,006,706

Luxembourg (0.1%)
ArcelorMittal S.A.	55,146	710,423
Millicom International Cellular S.A. (SDR)	3,523	281,395
SES S.A. (FDR)	17,198	539,007
Tenaris S.A.	26,497	538,348

		2,069,173

Macau (0.0%)
MGM China Holdings Ltd.	54,800	117,188
Sands China Ltd.	135,587	703,039
Wynn Macau Ltd.*	87,600	232,470

		1,052,697

Malaysia (0.6%)
Astro Malaysia Holdings Bhd(b)	2,508,500	2,349,314
CIMB Group Holdings Bhd	1,458,600	3,603,517
Gamuda Berhad	1,926,100	2,568,962
IHH Healthcare Bhd*	1,682,900	2,000,023
IJM Corp. Berhad	1,571,200	2,795,838

		13,317,654

Mexico (1.3%)
Alfa S.A.B. de C.V., Class A	1,050,300	2,564,642
Cemex S.A.B. de C.V. (ADR)*	396,500	4,841,265
Fresnillo plc	10,070	207,480
Grupo Financiero Banorte S.A.B.de C.V., Class O	260,600	2,082,024
Grupo Financiero Santander Mexico SAB de CV (ADR), Class B*	278,100	4,291,083
Grupo Televisa S.A.B. (ADR)	108,000	2,873,880
Mexichem S.A.B. de C.V.	538,706	2,889,480
Wal-Mart de Mexico S.A.B. de C.V.	2,221,600	7,266,567

		27,016,421

Netherlands (1.4%)
Aegon N.V.	96,448	579,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Akzo Nobel N.V.	13,166	$835,741
ASML Holding N.V.	17,197	1,156,647
Corio N.V. (REIT)	3,478	162,259
D.E Master Blenders 1753 N.V.*	25,490	393,726
Delta Lloyd N.V.	9,895	169,711
Fugro N.V. (CVA)	3,846	212,877
Gemalto N.V.	4,476	390,441
Heineken Holding N.V.	5,661	362,755
Heineken N.V.	12,926	974,269
ING Groep N.V. (CVA)*	214,818	1,524,693
Koninklijke (Royal) KPN N.V.	56,207	189,056
Koninklijke Ahold N.V.	54,410	833,807
Koninklijke Boskalis Westminster N.V.	4,217	167,518
Koninklijke DSM N.V.	8,654	503,739
Koninklijke Philips Electronics N.V.	53,392	1,579,950
Koninklijke Vopak N.V.	3,948	238,007
LyondellBasell Industries N.V., Class A	18,316	1,159,220
QIAGEN N.V.*	13,153	274,146
Randstad Holding N.V.	6,722	275,214
Reed Elsevier N.V.	38,601	661,309
Royal Dutch Shell plc, Class A	207,996	6,728,481
Royal Dutch Shell plc, Class B	146,179	4,853,140
TNT Express N.V.	18,306	134,176
Unilever N.V. (CVA)	90,904	3,723,566
Wolters Kluwer N.V.	16,937	369,842
Yandex N.V., Class A*	96,000	2,219,520
Ziggo N.V.	6,148	216,210

		30,889,977

New Zealand (0.0%)
Auckland International Airport Ltd.	51,337	126,498
Contact Energy Ltd.	19,112	91,149
Fletcher Building Ltd.	38,243	274,222
SKYCITY Entertainment Group Ltd.	34,110	125,861
Telecom Corp. of New Zealand Ltd.	108,138	211,721

		829,451

Norway (0.2%)
Aker Solutions ASA	9,506	176,750
DNB ASA	54,834	804,097
Gjensidige Forsikring ASA	11,625	191,768
Norsk Hydro ASA	52,285	225,942
Orkla ASA	43,321	346,375
Seadrill Ltd.	19,743	715,592
Statoil ASA	62,590	1,513,112
Telenor ASA	38,031	831,496
Yara International ASA	10,493	475,358

		5,280,490

Panama (0.1%)
Copa Holdings S.A., Class A	21,100	2,523,771

Peru (0.3%)
Credicorp Ltd.	37,470	6,221,894

Philippines (1.1%)
BDO Unibank, Inc.*	2,234,050	4,913,158
Bloomberry Resorts Corp.*	6,327,600	2,207,915
DMCI Holdings, Inc.	2,290,520	3,086,954
International Container Terminal Services, Inc.	1,050,000	2,369,640
Metro Pacific Investments Corp.	30,947,000	4,231,420
Philippine Long Distance Telephone Co.	53,980	3,952,273
SM Investments Corp.	134,100	3,663,845

		24,425,205

Poland (0.6%)
Bank Pekao S.A.	42,310	2,039,506
Bank Zachodni WBK S.A.	44,127	3,414,186
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	1,702,984	2,891,465
Powszechny Zaklad Ubezpieczen S.A.	18,642	2,312,363
Telekomunikacja Polska S.A.	797,260	1,632,706

		12,290,226

Portugal (0.3%)
Banco Espirito Santo S.A. (Registered)*	107,261	109,856
EDP - Energias de Portugal S.A.	107,180	330,008
Galp Energia SGPS S.A., Class B	15,997	250,580
Jeronimo Martins SGPS S.A.	265,073	5,163,015
Portugal Telecom SGPS S.A. (Registered)	35,207	174,383

		6,027,842

Russia (0.6%)
Gazprom OAO (ADR)	177,326	1,516,137
Lukoil OAO (ADR)	89,882	5,797,389
Mail.ru Group Ltd. (GDR)	60,737	1,682,415
MegaFon OAO (GDR)*	82,811	2,567,141
MMC Norilsk Nickel OJSC (ADR)	120,300	2,031,867

		13,594,949

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	103,000	215,907
CapitaCommercial Trust (REIT)	97,000	123,953
CapitaLand Ltd.	144,000	409,820
CapitaMall Trust (REIT)	127,000	213,996
CapitaMalls Asia Ltd.	71,564	118,278
City Developments Ltd.	29,000	264,901
ComfortDelGro Corp., Ltd.	110,000	169,388
DBS Group Holdings Ltd.	102,000	1,315,758
Genting Singapore plc	342,457	412,765
Global Logistic Properties Ltd.	113,000	238,691
Golden Agri-Resources Ltd.	363,225	169,848
Hutchison Port Holdings Trust, Class U	293,000	249,050
Jardine Cycle & Carriage Ltd.	6,000	247,333
Keppel Corp., Ltd.	80,600	727,794
Keppel Land Ltd.	40,000	127,061
Olam International Ltd.	92,000	127,577
Oversea-Chinese Banking Corp., Ltd.	145,000	1,245,011
SembCorp Industries Ltd.	55,000	230,137
SembCorp Marine Ltd.	46,000	164,292
Singapore Airlines Ltd.	30,000	262,910
Singapore Exchange Ltd.	47,000	291,772
Singapore Press Holdings Ltd.	86,000	310,622
Singapore Technologies Engineering Ltd.	86,000	298,835
Singapore Telecommunications Ltd.	447,000	1,293,772
StarHub Ltd.	31,288	109,729
United Overseas Bank Ltd.	71,000	1,166,590
UOL Group Ltd.	24,000	135,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wilmar International Ltd.	108,000	$300,399

		10,941,248

South Africa (0.6%)
AngloGold Ashanti Ltd.	53,964	1,262,288
AngloGold Ashanti Ltd. (ADR)	3,790	89,254
Life Healthcare Group Holdings Ltd.	457,806	1,722,629
Naspers Ltd., Class N	54,239	3,378,988
Pick n Pay Stores Ltd.	387,377	1,793,377
Sasol Ltd.	96,300	4,265,967

		12,512,503

South Korea (2.8%)
Cheil Industries, Inc.	18,991	1,505,488
Cheil Worldwide, Inc.*	43,688	944,361
Cosmax, Inc.	15,760	680,629
Coway Co., Ltd.	45,108	2,002,818
GS Retail Co., Ltd.	38,780	1,021,260
Hotel Shilla Co., Ltd.	3,140	155,222
Hyundai Engineering & Construction Co., Ltd.	52,956	3,155,656
Hyundai Glovis Co., Ltd.	12,534	2,162,977
Hyundai Motor Co.	33,749	6,779,527
Korean Air Lines Co., Ltd.*	25,333	924,429
KT Corp.	31,040	979,241
LG Chem Ltd.	4,136	985,116
LG Display Co., Ltd.*	14,710	427,048
LG Household & Health Care Ltd.	3,715	2,040,145
LG Uplus Corp.*	114,710	826,869
Mando Corp.	5,256	550,354
NCSoft Corp.	11,931	1,662,147
Orion Corp.	1,351	1,321,129
Paradise Co., Ltd.	37,695	718,258
Samsung Electronics Co., Ltd.	15,576	21,139,457
Samsung Electronics Co., Ltd. (Preference)	5,063	3,949,923
Samsung Fire & Marine Insurance Co., Ltd.	5,328	1,041,560
Shinhan Financial Group Co., Ltd.	39,689	1,421,541
SK C&C Co., Ltd.	17,413	1,557,248
SM Entertainment Co.*	27,918	1,178,096

		59,130,499

Spain (0.9%)
Abertis Infraestructuras S.A.	20,585	345,932
Acciona S.A.	1,127	61,441
ACS Actividades de Construccion y Servicios S.A.	8,208	191,542
Amadeus IT Holding S.A., Class A	17,586	475,086
Banco Bilbao Vizcaya Argentaria S.A.	301,652	2,615,067
Banco de Sabadell S.A.*	158,834	291,557
Banco Popular Espanol S.A.	307,692	227,972
Banco Santander S.A.	582,682	3,915,307
Bankia S.A.*	57,848	12,235
CaixaBank	54,771	185,350
Cemex Latam Holdings S.A.*	192,944	1,450,119
Distribuidora Internacional de Alimentacion S.A.	33,100	228,948
Enagas S.A.	10,312	240,113
Ferrovial S.A.	22,079	350,378
Gas Natural SDG S.A.	19,492	345,054
Grifols S.A.*	8,537	316,531
Iberdrola S.A.	255,923	1,191,823
Inditex S.A.	12,237	1,621,932
Mapfre S.A.	40,706	125,804
Red Electrica Corporacion S.A.	6,178	310,831
Repsol S.A.	45,953	933,642
Telefonica S.A.	228,009	3,065,947
Zardoya Otis S.A.	9,109	121,785

		18,624,396

Sweden (1.0%)
Alfa Laval AB	18,835	433,839
Assa Abloy AB, Class B	18,607	759,807
Atlas Copco AB, Class A	37,668	1,069,366
Atlas Copco AB, Class B	21,898	553,116
Boliden AB	15,362	247,289
Electrolux AB	13,506	343,632
Elekta AB, Class B	20,736	314,864
Getinge AB, Class B	11,236	343,121
Hennes & Mauritz AB, Class B	52,921	1,892,196
Hexagon AB, Class B	13,296	362,161
Husqvarna AB, Class B*	23,733	140,070
Industrivarden AB, Class C	6,161	112,129
Investment AB Kinnevik, Class B	11,221	271,892
Investor AB, Class B	25,559	738,152
Lundin Petroleum AB*	12,497	270,400
Nordea Bank AB	147,551	1,671,017
Ratos AB, Class B	10,087	106,573
Sandvik AB	56,293	865,574
Scania AB, Class B	17,964	375,735
Securitas AB, Class B	18,246	171,777
Skandinaviska Enskilda Banken AB, Class A	79,149	794,946
Skanska AB, Class B	21,329	385,565
SKF AB, Class B	21,995	536,328
Svenska Cellulosa AB, Class B*	32,467	837,016
Svenska Handelsbanken AB, Class A	27,492	1,174,935
Swedbank AB, Class A	45,095	1,025,555
Swedish Match AB	11,378	353,219
Tele2 AB, Class B	17,843	310,501
Telefonaktiebolaget LM Ericsson, Class B	168,899	2,104,580
TeliaSonera AB	121,451	867,194
Volvo AB, Class B	81,662	1,187,358

		20,619,907

Switzerland (3.3%)
ABB Ltd. (Registered)*	122,605	2,765,167
ACE Ltd.	16,394	1,458,574
Actelion Ltd. (Registered)*	6,227	338,146
Adecco S.A. (Registered)*	7,437	407,378
Aryzta AG*	4,898	289,195
Baloise Holding AG (Registered)	2,732	255,846
Banque Cantonale Vaudoise (Registered)	173	96,587
Barry Callebaut AG (Registered)*	107	103,190
Cie Financiere Richemont S.A., Class A	29,090	2,282,951
Credit Suisse Group AG (Registered)*	70,041	1,837,903
EMS-Chemie Holding AG (Registered)	381	114,585
Garmin Ltd.	5,466	180,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Geberit AG (Registered)*	1,958	$482,023
Givaudan S.A. (Registered)*	466	572,375
Glencore International plc	212,796	1,151,388
Holcim Ltd. (Registered)*	12,844	1,023,542
Julius Baer Group Ltd.*	11,403	443,363
Kuehne + Nagel International AG (Registered)	3,031	330,463
Lindt & Spruengli AG*	48	184,709
Lindt & Spruengli AG (Registered)*	6	270,768
Lonza Group AG (Registered)*	2,834	183,898
Nestle S.A. (Registered)	179,090	12,951,152
Noble Corp.	12,197	465,316
Novartis AG (Registered)	127,922	9,089,159
Pargesa Holding S.A.	1,598	108,492
Partners Group Holding AG	966	238,422
Pentair Ltd. (Registered)	9,951	524,915
Roche Holding AG	39,071	9,095,851
Schindler Holding AG	2,729	399,878
Schindler Holding AG (Registered)	1,251	178,432
SGS S.A. (Registered)	307	752,866
Sika AG	123	298,786
Sonova Holding AG (Registered)*	2,809	337,033
STMicroelectronics N.V.	35,523	273,211
Sulzer AG (Registered)	1,307	223,318
Swatch Group AG	8,238	4,790,241
Swatch Group AG (Registered)	2,392	242,778
Swiss Life Holding AG (Registered)*	1,665	246,777
Swiss Prime Site AG (Registered)*	3,048	246,749
Swiss Reinsurance AG*	19,752	1,606,293
Swisscom AG (Registered)	1,308	605,155
Syngenta AG (Registered)	5,139	2,143,731
TE Connectivity Ltd.	20,389	854,911
Transocean Ltd.*	19,656	1,019,346
Tyco International Ltd.	22,472	719,104
UBS AG (Registered)	203,060	3,112,317
Wolseley plc	15,296	760,695
Xstrata plc	117,878	1,912,892
Zurich Insurance Group AG*	8,215	2,286,319

		70,256,787

Taiwan (1.4%)
Asustek Computer, Inc.	171,862	2,043,205
Chailease Holding Co., Ltd.*	889,000	2,467,586
Chailease Holding Co., Ltd. (GDR)*†	66,400	921,528
CHC Healthcare Group	63,000	247,555
China Life Insurance Co., Ltd.*	1,729,873	1,718,158
Cleanaway Co., Ltd.	145,000	1,086,197
Formosa Plastics Corp.	323,000	762,605
Gourmet Master Co., Ltd.	37,000	206,020
Hon Hai Precision Industry Co., Ltd.	755,436	2,089,275
Lung Yen Life Service Corp.	284,000	982,995
MediaTek, Inc.	78,000	886,882
MStar Semiconductor, Inc.	117,000	944,921
Ruentex Development Co., Ltd.	166,000	338,079
Synnex Technology International Corp.	361,000	651,919
Taiwan Cement Corp.	1,310,000	1,612,173
Taiwan Semiconductor Manufacturing Co., Ltd.	2,663,133	8,906,055
Uni-President Enterprises Corp.	1,876,267	3,557,707

		29,422,860

Thailand (1.1%)
Bangkok Bank PCL (NVDR)	707,400	5,362,568
Bank of Ayudhya PCL (NVDR)	4,527,400	5,333,628
Banpu PCL (NVDR)	339,100	4,365,399
Land and Houses PCL (NVDR)	6,414,100	2,803,499
Robinson Department Store PCL	766,500	2,002,296
Supalai PCL	82,200	58,384
Supalai PCL (NVDR)	3,038,800	2,158,342
Total Access Communication PCL (NVDR)	685,400	2,217,574

		24,301,690

Turkey (0.9%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	404,192	6,478,510
Haci Omer Sabanci Holding A/S	689,548	4,077,911
Tupras Turkiye Petrol Rafinerileri A/S	62,859	1,893,448
Turkiye Garanti Bankasi A/S	1,174,801	6,233,399

		18,683,268

United Kingdom (6.1%)
3i Group plc	55,991	268,839
Aberdeen Asset Management plc	48,729	317,785
Admiral Group plc	11,407	230,867
Aggreko plc	14,988	405,824
AMEC plc	17,683	283,731
Anglo American plc	77,698	1,997,545
Antofagasta plc	22,132	330,904
Aon plc	15,075	927,113
ARM Holdings plc	77,185	1,080,137
Associated British Foods plc	19,994	577,522
AstraZeneca plc	69,109	3,464,728
Aviva plc	163,019	733,685
Babcock International Group plc	20,162	333,310
BAE Systems plc	181,584	1,087,904
Balfour Beatty plc	38,621	137,787
Barclays plc	650,066	2,875,813
BG Group plc	189,617	3,252,802
BHP Billiton plc	117,886	3,430,184
BP plc	1,058,320	7,395,488
British American Tobacco plc	107,274	5,748,921
British Land Co. plc (REIT)	46,549	384,411
British Sky Broadcasting Group plc	57,490	771,329
BT Group plc	436,413	1,843,439
Bunzl plc	18,566	365,321
Burberry Group plc	24,615	497,063
Capita plc	36,695	501,248
Carnival plc	10,167	355,928
Centrica plc	290,161	1,621,135
Cobham plc	60,576	223,663
Compass Group plc	101,175	1,292,104
Croda International plc	7,651	318,882
Delphi Automotive plc	14,251	632,744
Diageo plc	139,846	4,409,147
Ensco plc, Class A	11,209	672,540
Eurasian Natural Resources Corp.	13,282	49,666
Evraz plc	19,242	64,907
G4S plc	79,177	350,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
GKN plc	87,207	$350,480
GlaxoSmithKline plc	273,475	6,392,953
Hammerson plc (REIT)	39,942	298,533
Hargreaves Lansdown plc	11,789	155,483
HSBC Holdings plc	1,024,072	10,931,084
ICAP plc	31,794	140,290
IMI plc	18,160	357,332
Imperial Tobacco Group plc	54,376	1,899,471
Inmarsat plc	25,680	274,112
InterContinental Hotels Group plc	15,247	464,963
International Consolidated Airlines Group S.A.*	54,312	208,860
Intertek Group plc	8,989	463,427
Intu Properties plc (REIT)	31,425	159,624
Invensys plc	46,903	250,004
Investec plc	31,026	216,384
ITV plc	207,444	407,870
J Sainsbury plc	68,514	394,032
Johnson Matthey plc	11,499	401,860
Kazakhmys plc	12,271	73,164
Kingfisher plc	132,915	581,234
Land Securities Group plc (REIT)	43,723	550,745
Legal & General Group plc	329,476	864,575
Lloyds Banking Group plc*	2,369,841	1,753,256
London Stock Exchange Group plc	9,901	196,476
Marks & Spencer Group plc	90,012	533,398
Meggitt plc	43,724	326,203
Melrose Industries plc	67,417	271,970
Mondi plc	122,699	1,661,286
National Grid plc	203,453	2,364,895
Next plc	9,157	607,468
Old Mutual plc	273,045	840,958
Pearson plc	45,771	823,433
Petrofac Ltd.	14,557	316,960
Prudential plc	142,905	2,312,509
Randgold Resources Ltd.	4,890	422,030
Reckitt Benckiser Group plc	36,274	2,600,398
Reed Elsevier plc	68,298	810,486
Resolution Ltd.	77,275	319,957
Rexam plc	44,309	355,141
Rio Tinto plc	74,808	3,506,627
Rolls-Royce Holdings plc*	105,003	1,802,879
Royal Bank of Scotland Group plc*	114,981	481,320
RSA Insurance Group plc	198,227	350,592
SABMiller plc (Johannesburg Stock Exchange)	74,002	3,907,210
SABMiller plc (Quote MTF Exchange)	53,289	2,804,800
Sage Group plc	69,641	362,631
Schroders plc	6,568	210,373
Segro plc (REIT)	41,688	161,081
Serco Group plc	27,963	266,402
Severn Trent plc	13,336	346,909
Smith & Nephew plc	50,271	580,520
Smiths Group plc	22,034	420,838
SSE plc	52,634	1,186,825
Standard Chartered plc	133,691	3,460,435
Standard Life plc	132,084	733,139
Subsea 7 S.A.	15,796	369,157
Tate & Lyle plc	26,196	338,330
Tesco plc	450,435	2,611,380
TUI Travel plc	26,702	132,104
Tullow Oil plc	50,759	949,418
Unilever plc	71,592	3,028,448
United Utilities Group plc	38,264	411,924
Vedanta Resources plc	6,336	96,754
Vodafone Group plc	2,735,871	7,756,998
Weir Group plc	11,864	407,945
Whitbread plc	9,987	389,688
WM Morrison Supermarkets plc	119,363	500,933
WPP plc	70,692	1,126,762

		130,290,712

United States (31.2%)
3M Co.	30,710	3,264,780
Abbott Laboratories	75,969	2,683,225
AbbVie, Inc.	76,525	3,120,689
Abercrombie & Fitch Co., Class A	3,842	177,500
Actavis, Inc.*	6,165	567,858
Adobe Systems, Inc.*	24,163	1,051,332
ADT Corp.	11,218	549,009
Advanced Micro Devices, Inc.*	29,111	74,233
AES Corp.	29,804	374,636
Aetna, Inc.	15,869	811,223
Aflac, Inc.	22,623	1,176,848
Agilent Technologies, Inc.	16,813	705,642
AGL Resources, Inc.	5,648	236,934
Air Products and Chemicals, Inc.	10,046	875,208
Airgas, Inc.	3,295	326,732
Akamai Technologies, Inc.*	8,566	302,294
Alcoa, Inc.	51,504	438,814
Alexion Pharmaceuticals, Inc.*	9,483	873,764
Allegheny Technologies, Inc.	5,360	169,966
Allergan, Inc.	14,928	1,666,413
Allstate Corp.	23,035	1,130,327
Altera Corp.	15,470	548,721
Altria Group, Inc.	97,261	3,344,806
Amazon.com, Inc.*	17,603	4,691,023
Ameren Corp.	11,710	410,084
American Electric Power Co., Inc.	23,624	1,148,835
American Express Co.	46,507	3,137,362
American International Group, Inc.*	71,476	2,774,698
American Tower Corp. (REIT)	19,074	1,467,172
Ameriprise Financial, Inc.	9,791	721,107
AmerisourceBergen Corp.	11,135	572,896
Amgen, Inc.	36,218	3,712,707
Amphenol Corp., Class A	7,738	577,642
Anadarko Petroleum Corp.	24,237	2,119,526
Analog Devices, Inc.	14,830	689,447
Apache Corp.	19,011	1,466,889
Apartment Investment & Management Co. (REIT), Class A	7,234	221,794
Apollo Group, Inc., Class A*	5,066	88,098
Apple, Inc.	45,449	20,117,091
Applied Materials, Inc.	57,788	778,982
Archer-Daniels-Midland Co.	31,775	1,071,771
Assurant, Inc.	3,802	171,128
AT&T, Inc.	265,762	9,750,808
Autodesk, Inc.*	10,845	447,248
Automatic Data Processing, Inc.	23,422	1,522,898
AutoNation, Inc.*	1,940	84,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AutoZone, Inc.*	1,756	$696,728
AvalonBay Communities, Inc. (REIT)	5,519	699,092
Avery Dennison Corp.	4,809	207,124
Avon Products, Inc.	20,857	432,366
Baker Hughes, Inc.	21,429	994,520
Ball Corp.	7,204	342,766
Bank of America Corp.	523,732	6,379,056
Bank of New York Mellon Corp.	56,380	1,578,076
Baxter International, Inc.	26,359	1,914,718
BB&T Corp.	33,756	1,059,601
Beam, Inc.	7,842	498,281
Becton, Dickinson and Co.	9,385	897,300
Bed Bath & Beyond, Inc.*	10,896	701,920
Bemis Co., Inc.	4,917	198,450
Berkshire Hathaway, Inc., Class B*	88,280	9,198,776
Best Buy Co., Inc.	12,740	282,191
Biogen Idec, Inc.*	11,471	2,212,871
BlackRock, Inc.	6,087	1,563,629
BMC Software, Inc.*	6,346	294,010
Boeing Co.	32,947	2,828,500
BorgWarner, Inc.*	5,648	436,816
Boston Properties, Inc. (REIT)	7,375	745,317
Boston Scientific Corp.*	66,258	517,475
Bristol-Myers Squibb Co.	79,234	3,263,648
Broadcom Corp., Class A	25,363	879,335
Brown-Forman Corp., Class B	7,314	522,220
C.H. Robinson Worldwide, Inc.	7,779	462,539
C.R. Bard, Inc.	3,695	372,382
CA, Inc.	16,182	407,301
Cablevision Systems Corp. - New York Group, Class A	10,117	151,350
Cabot Oil & Gas Corp.	10,126	684,619
Cameron International Corp.*	12,057	786,116
Campbell Soup Co.	8,650	392,364
Capital One Financial Corp.	28,248	1,552,228
Cardinal Health, Inc.	16,609	691,267
CareFusion Corp.*	10,711	374,778
CarMax, Inc.*	11,043	460,493
Carnival Corp.	21,514	737,930
Caterpillar, Inc.	31,713	2,758,080
CBRE Group, Inc., Class A*	14,958	377,689
CBS Corp., Class B	28,291	1,320,907
Celgene Corp.*	20,264	2,348,800
CenterPoint Energy, Inc.	20,629	494,271
CenturyLink, Inc.	30,409	1,068,268
Cerner Corp.*	7,145	676,989
CF Industries Holdings, Inc.	3,034	577,583
Charles Schwab Corp.	53,474	945,955
Chesapeake Energy Corp.	25,018	510,617
Chevron Corp.	94,016	11,170,981
Chipotle Mexican Grill, Inc.*	1,488	484,895
Chubb Corp.	12,638	1,106,204
Cigna Corp.	13,794	860,332
Cincinnati Financial Corp.	7,067	333,492
Cintas Corp.	5,126	226,210
Cisco Systems, Inc.	258,088	5,396,620
Citigroup, Inc.	147,083	6,506,952
Citrix Systems, Inc.*	9,010	650,162
Cliffs Natural Resources, Inc.	7,571	143,925
Clorox Co.	6,296	557,385
CME Group, Inc./Illinois	14,799	908,511
CMS Energy Corp.	12,738	355,900
Coach, Inc.	13,484	674,065
Coca-Cola Co.	185,482	7,500,892
Coca-Cola Enterprises, Inc.	12,694	468,662
Cognizant Technology Solutions Corp., Class A*	14,618	1,119,885
Colgate-Palmolive Co.	21,275	2,511,088
Comcast Corp., Class A	127,733	5,366,063
Comerica, Inc.	9,188	330,309
Computer Sciences Corp.	7,499	369,176
ConAgra Foods, Inc.	20,057	718,241
ConocoPhillips Co.	59,107	3,552,331
CONSOL Energy, Inc.	10,994	369,948
Consolidated Edison, Inc.	14,131	862,415
Constellation Brands, Inc., Class A*	7,310	348,248
Corning, Inc.	71,305	950,496
Costco Wholesale Corp.	21,093	2,238,178
Coventry Health Care, Inc.	6,493	305,366
Crown Castle International Corp.*	14,144	984,988
CSX Corp.	49,333	1,215,072
Cummins, Inc.	8,528	987,628
CVS Caremark Corp.	59,580	3,276,304
D.R. Horton, Inc.	13,479	327,540
Danaher Corp.	28,071	1,744,613
Darden Restaurants, Inc.	6,208	320,829
DaVita HealthCare Partners, Inc.*	4,131	489,895
Dean Foods Co.*	9,227	167,286
Deere & Co.	18,896	1,624,678
Dell, Inc.	70,410	1,008,975
Denbury Resources, Inc.*	18,061	336,838
DENTSPLY International, Inc.	6,851	290,619
Devon Energy Corp.	18,353	1,035,476
Diamond Offshore Drilling, Inc.	3,345	232,678
DIRECTV*	27,849	1,576,532
Discover Financial Services	23,970	1,074,815
Discovery Communications, Inc., Class A*	11,882	935,589
Dollar General Corp.*	14,633	740,137
Dollar Tree, Inc.*	10,965	531,035
Dominion Resources, Inc.	27,909	1,623,746
Dover Corp.	8,451	615,909
Dow Chemical Co.	58,315	1,856,750
Dr. Pepper Snapple Group, Inc.	9,816	460,861
DTE Energy Co.	8,304	567,495
Duke Energy Corp.	34,119	2,476,698
Dun & Bradstreet Corp.	1,976	165,292
E*TRADE Financial Corp.*	12,474	133,597
E.I. du Pont de Nemours & Co.	45,235	2,223,753
Eastman Chemical Co.	7,401	517,108
eBay, Inc.*	56,489	3,062,834
Ecolab, Inc.	12,860	1,031,115
Edison International	15,721	791,081
Edwards Lifesciences Corp.*	5,570	457,631
Electronic Arts, Inc.*	14,717	260,491
Eli Lilly and Co.	48,308	2,743,411
EMC Corp.*	102,040	2,437,736
Emerson Electric Co.	34,935	1,951,818
Entergy Corp.	8,577	542,409
EOG Resources, Inc.	13,159	1,685,273
EQT Corp.	7,373	499,521
Equifax, Inc.	5,773	332,467
Equity Residential (REIT)	15,524	854,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc., Class A	11,583	$741,659
Exelon Corp.	41,528	1,431,885
Expedia, Inc.	4,492	269,565
Expeditors International of Washington, Inc.	10,086	360,171
Express Scripts Holding Co.*	39,628	2,284,554
Exxon Mobil Corp.	216,830	19,538,551
F5 Networks, Inc.*	3,815	339,840
Family Dollar Stores, Inc.	4,624	273,047
Fastenal Co.	13,012	668,166
FedEx Corp.	14,187	1,393,163
Fidelity National Information Services, Inc.	14,215	563,198
Fifth Third Bancorp	42,345	690,647
First Horizon National Corp.	11,551	123,365
First Solar, Inc.*	2,950	79,532
FirstEnergy Corp.	20,179	851,554
Fiserv, Inc.*	6,441	565,713
FLIR Systems, Inc.	6,824	177,492
Flowserve Corp.	2,328	390,429
Fluor Corp.	7,861	521,420
FMC Corp.	6,631	378,166
FMC Technologies, Inc.*	11,472	623,962
Ford Motor Co.	189,892	2,497,080
Forest Laboratories, Inc.*	11,298	429,776
Fossil, Inc.*	2,608	251,933
Franklin Resources, Inc.	6,726	1,014,348
Freeport-McMoRan Copper & Gold, Inc.	46,100	1,525,910
Frontier Communications Corp.	47,704	189,862
GameStop Corp., Class A	5,797	162,142
Gannett Co., Inc.	11,095	242,648
Gap, Inc.	14,345	507,813
General Dynamics Corp.	16,159	1,139,371
General Electric Co.	503,217	11,634,377
General Mills, Inc.	31,346	1,545,671
Genuine Parts Co.	7,486	583,908
Genworth Financial, Inc., Class A*	23,511	235,110
Gilead Sciences, Inc.*	73,698	3,606,043
Goldman Sachs Group, Inc.	21,175	3,115,901
Goodyear Tire & Rubber Co.*	12,286	154,926
Google, Inc., Class A*	12,925	10,262,838
H&R Block, Inc.	13,095	385,255
H.J. Heinz Co.	15,471	1,118,089
Halliburton Co.	45,119	1,823,259
Harley-Davidson, Inc.	10,918	581,929
Harman International Industries, Inc.	3,372	150,492
Harris Corp.	5,475	253,711
Hartford Financial Services Group, Inc.	21,055	543,219
Hasbro, Inc.	5,568	244,658
HCP, Inc. (REIT)	22,015	1,097,668
Health Care REIT, Inc. (REIT)	12,684	861,370
Helmerich & Payne, Inc.	5,103	309,752
Hershey Co.	7,335	642,033
Hess Corp.	14,337	1,026,673
Hewlett-Packard Co.	94,387	2,250,186
Home Depot, Inc.	72,374	5,050,258
Honeywell International, Inc.	37,945	2,859,156
Hormel Foods Corp.	6,462	267,010
Hospira, Inc.*	7,947	260,900
Host Hotels & Resorts, Inc. (REIT)	34,973	611,678
Hudson City Bancorp, Inc.	22,686	196,007
Humana, Inc.	7,635	527,655
Huntington Bancshares, Inc./Ohio	41,296	305,177
Illinois Tool Works, Inc.	20,096	1,224,650
Integrys Energy Group, Inc.	3,734	217,169
Intel Corp.	239,352	5,229,841
IntercontinentalExchange, Inc.*	3,509	572,213
International Business Machines Corp.	50,700	10,814,310
International Flavors & Fragrances, Inc.	3,937	301,850
International Game Technology	12,780	210,870
International Paper Co.	21,405	997,045
Interpublic Group of Cos., Inc.	20,013	260,769
Intuit, Inc.	13,428	881,548
Intuitive Surgical, Inc.*	1,944	954,873
Invesco Ltd.	21,428	620,555
Iron Mountain, Inc.	8,052	292,368
J.C. Penney Co., Inc.	7,148	108,006
J.M. Smucker Co.	5,234	519,003
Jabil Circuit, Inc.	8,964	165,655
Jacobs Engineering Group, Inc.*	6,279	353,131
JDS Uniphase Corp.*	11,643	155,667
Johnson & Johnson	135,293	11,030,438
Johnson Controls, Inc.	33,284	1,167,270
Joy Global, Inc.	5,111	304,207
JPMorgan Chase & Co.	185,251	8,792,012
Juniper Networks, Inc.*	24,880	461,275
Kellogg Co.	12,101	779,667
KeyCorp.	45,059	448,788
Kimberly-Clark Corp.	18,757	1,837,811
Kimco Realty Corp. (REIT)	19,672	440,653
Kinder Morgan, Inc.	30,511	1,180,165
KLA-Tencor Corp.	8,036	423,819
Kohl’s Corp.	10,212	471,080
Kraft Foods Group, Inc.	28,779	1,482,982
Kroger Co.	25,122	832,543
L Brands, Inc.	11,550	515,823
L-3 Communications Holdings, Inc.	4,348	351,840
Laboratory Corp. of America Holdings*	4,454	401,751
Lam Research Corp.*	7,836	324,881
Legg Mason, Inc.	5,662	182,033
Leggett & Platt, Inc.	7,041	237,845
Lennar Corp., Class A	7,912	328,190
Leucadia National Corp.	14,157	388,327
Life Technologies Corp.*	8,303	536,623
Lincoln National Corp.	13,273	432,833
Linear Technology Corp.	11,167	428,478
Lockheed Martin Corp.	12,958	1,250,706
Loews Corp.	15,004	661,226
Lorillard, Inc.	18,353	740,544
Lowe’s Cos., Inc.	53,713	2,036,797
LSI Corp.*	26,550	180,009
M&T Bank Corp.	5,965	615,349
Macy’s, Inc.	19,072	797,972
Marathon Oil Corp.	34,377	1,159,192
Marathon Petroleum Corp.	16,038	1,437,005
Marriott International, Inc., Class A	11,878	501,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	26,566	$1,008,711
Masco Corp.	17,236	349,029
Mastercard, Inc., Class A	5,110	2,765,174
Mattel, Inc.	16,798	735,584
McCormick & Co., Inc. (Non-Voting)	6,395	470,352
McDonald’s Corp.	48,541	4,839,052
McGraw-Hill Cos., Inc.	13,610	708,809
McKesson Corp.	11,269	1,216,601
Mead Johnson Nutrition Co.	9,796	758,700
MeadWestvaco Corp.	8,433	306,118
Medtronic, Inc.	49,009	2,301,463
Merck & Co., Inc.	146,263	6,469,212
MetLife, Inc.	52,950	2,013,159
MetroPCS Communications, Inc.*	15,780	172,002
Microchip Technology, Inc.	9,393	345,287
Micron Technology, Inc.*	49,110	490,118
Microsoft Corp.	364,825	10,437,643
Molex, Inc.	6,900	202,032
Molson Coors Brewing Co., Class B	7,522	368,051
Mondelez International, Inc., Class A	86,096	2,635,399
Monsanto Co.	25,941	2,740,148
Monster Beverage Corp.*	6,965	332,509
Moody’s Corp.	9,359	499,022
Morgan Stanley	66,234	1,455,823
Mosaic Co.	13,350	795,793
Motorola Solutions, Inc.	13,353	854,993
Murphy Oil Corp.	8,746	557,383
Mylan, Inc.*	19,135	553,767
NASDAQ OMX Group, Inc.	5,633	181,946
National Oilwell Varco, Inc.	20,596	1,457,167
NetApp, Inc.*	17,584	600,669
Netflix, Inc.*	2,736	518,226
Newell Rubbermaid, Inc.	13,882	362,320
Newfield Exploration Co.*	6,767	151,716
Newmont Mining Corp.	23,952	1,003,349
News Corp., Class A	96,770	2,953,420
NextEra Energy, Inc.	20,555	1,596,712
NIKE, Inc., Class B	35,026	2,066,884
NiSource, Inc.	14,949	438,604
Noble Energy, Inc.	8,700	1,006,242
Nordstrom, Inc.	7,153	395,060
Norfolk Southern Corp.	15,248	1,175,316
Northeast Utilities	15,149	658,376
Northern Trust Corp.	10,530	574,517
Northrop Grumman Corp.	11,473	804,831
NRG Energy, Inc.	15,555	412,052
Nucor Corp.	15,327	707,341
NVIDIA Corp.	30,158	386,626
NYSE Euronext	11,727	453,131
Occidental Petroleum Corp.	38,965	3,053,687
Omnicom Group, Inc.	12,577	740,785
ONEOK, Inc.	9,875	470,741
Oracle Corp.	178,705	5,779,320
O’Reilly Automotive, Inc.*	5,385	552,232
Owens-Illinois, Inc.*	7,894	210,375
PACCAR, Inc.	17,034	861,239
Pall Corp.	5,362	366,600
Parker Hannifin Corp.	7,198	659,193
Patterson Cos., Inc.	3,990	151,780
Paychex, Inc.	15,610	547,443
Peabody Energy Corp.	12,956	274,019
People’s United Financial, Inc.	16,031	215,457
Pepco Holdings, Inc.	10,996	235,314
PepsiCo, Inc.	74,621	5,903,267
PerkinElmer, Inc.	5,433	182,766
Perrigo Co.	4,259	505,671
PetSmart, Inc.	5,188	322,175
Pfizer, Inc.	347,908	10,040,625
PG&E Corp.	21,251	946,307
Philip Morris International, Inc.	79,743	7,392,974
Phillips 66	30,039	2,101,829
Pinnacle West Capital Corp.	5,295	306,528
Pioneer Natural Resources Co.	6,414	796,940
Pitney Bowes, Inc.	9,390	139,535
Plum Creek Timber Co., Inc. (REIT)	7,798	407,056
PNC Financial Services Group, Inc.	25,574	1,700,671
PPG Industries, Inc.	6,892	923,114
PPL Corp.	28,397	889,110
Praxair, Inc.	14,335	1,598,926
Precision Castparts Corp.	7,093	1,344,975
priceline.com, Inc.*	2,420	1,664,791
Principal Financial Group, Inc.	13,319	453,246
Procter & Gamble Co.	132,212	10,188,257
Progressive Corp.	26,847	678,424
Prologis, Inc. (REIT)	22,497	899,430
Prudential Financial, Inc.	22,554	1,330,460
Public Service Enterprise Group, Inc.	24,411	838,274
Public Storage (REIT)	6,957	1,059,690
PulteGroup, Inc.*	16,410	332,138
PVH Corp.	3,770	402,674
QEP Resources, Inc.	8,593	273,601
QUALCOMM, Inc.	83,164	5,567,830
Quanta Services, Inc.*	10,290	294,088
Quest Diagnostics, Inc.	7,672	433,084
Ralph Lauren Corp.	2,958	500,819
Range Resources Corp.	7,848	636,002
Raytheon Co.	15,737	925,178
Red Hat, Inc.*	9,330	471,725
Regions Financial Corp.	68,188	558,460
Republic Services, Inc.	14,432	476,256
Reynolds American, Inc.	15,643	695,957
Robert Half International, Inc.	6,795	255,016
Rockwell Automation, Inc.	6,722	580,445
Rockwell Collins, Inc.	6,605	416,908
Roper Industries, Inc.	4,829	614,780
Ross Stores, Inc.	10,731	650,513
Rowan Cos., plc, Class A*	5,944	210,180
Ryder System, Inc.	2,535	151,466
Safeway, Inc.	11,566	304,764
SAIC, Inc.	14,174	192,058
Salesforce.com, Inc.*	6,526	1,167,045
Samsonite International S.A	1,659,300	4,146,887
SanDisk Corp.*	11,668	641,740
SCANA Corp.	6,362	325,480
Schlumberger Ltd.	64,294	4,814,978
Scripps Networks Interactive, Inc., Class A	4,178	268,813
Sealed Air Corp.	9,372	225,959
Sempra Energy	10,980	877,741
Sherwin-Williams Co.	4,189	707,480
Sigma-Aldrich Corp.	5,807	451,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	15,180	$2,406,941
Sims Metal Management Ltd.	8,918	93,128
SLM Corp.	21,798	446,423
Snap-on, Inc.	2,794	231,064
Southern Co.	41,948	1,968,200
Southwest Airlines Co.	34,805	469,171
Southwestern Energy Co.*	17,127	638,152
Spectra Energy Corp.	32,471	998,483
Sprint Nextel Corp.*	146,664	910,783
St. Jude Medical, Inc.	13,649	551,966
Stanley Black & Decker, Inc.	7,732	626,060
Staples, Inc.	32,522	436,770
Starbucks Corp.	36,280	2,066,509
Starwood Hotels & Resorts Worldwide, Inc.	9,296	592,434
State Street Corp.	22,107	1,306,303
Stericycle, Inc.*	4,145	440,116
Stryker Corp.	13,942	909,576
SunTrust Banks, Inc.	26,000	749,060
Symantec Corp.*	33,482	826,336
Sysco Corp.	28,361	997,456
T. Rowe Price Group, Inc.	12,549	939,544
Target Corp.	31,547	2,159,392
TECO Energy, Inc.	10,217	182,067
Tenet Healthcare Corp.*	5,141	244,609
Teradata Corp.*	7,991	467,553
Teradyne, Inc.*	9,382	152,176
Tesoro Corp.	6,604	386,664
Texas Instruments, Inc.	53,460	1,896,761
Textron, Inc.	13,134	391,525
Thermo Fisher Scientific, Inc.	17,250	1,319,453
Tiffany & Co.	5,751	399,925
Time Warner Cable, Inc.	14,299	1,373,562
Time Warner, Inc.	45,236	2,606,498
TJX Cos., Inc.	35,408	1,655,324
Torchmark Corp.	4,583	274,063
Total System Services, Inc.	7,698	190,756
Travelers Cos., Inc.	18,280	1,538,993
TripAdvisor, Inc.*	5,272	276,885
Tyson Foods, Inc., Class A	13,854	343,856
U.S. Bancorp	90,172	3,059,536
Union Pacific Corp.	22,693	3,231,710
United Parcel Service, Inc., Class B	34,637	2,975,318
United States Steel Corp.	7,247	141,317
United Technologies Corp.	40,823	3,814,093
UnitedHealth Group, Inc.	49,620	2,838,760
Unum Group	12,909	364,679
Urban Outfitters, Inc.*	5,232	202,688
Valero Energy Corp.	26,706	1,214,856
Varian Medical Systems, Inc.*	5,280	380,160
Ventas, Inc. (REIT)	14,118	1,033,438
VeriSign, Inc.*	7,278	344,104
Verizon Communications, Inc.	138,348	6,799,804
VF Corp.	4,252	713,273
Viacom, Inc., Class B	22,034	1,356,633
Visa, Inc., Class A	24,957	4,238,697
Vornado Realty Trust (REIT)	8,174	683,673
Vulcan Materials Co.	6,255	323,384
W.W. Grainger, Inc.	2,884	648,842
Walgreen Co.	41,690	1,987,779
Wal-Mart Stores, Inc.	80,961	6,058,312
Walt Disney Co.	87,392	4,963,866
Washington Post Co., Class B	225	100,575
Waste Management, Inc.	21,312	835,644
Waters Corp.*	4,197	394,140
WellPoint, Inc.	14,807	980,668
Wells Fargo & Co.	237,257	8,776,136
Western Digital Corp.	10,379	521,856
Western Union Co.	27,509	413,735
Weyerhaeuser Co. (REIT)	26,462	830,378
Whirlpool Corp.	3,842	455,123
Whole Foods Market, Inc.	8,325	722,194
Williams Cos., Inc.	33,012	1,236,630
Windstream Corp.	28,347	225,359
Wisconsin Energy Corp.	11,103	476,208
WPX Energy, Inc.*	9,908	158,726
Wyndham Worldwide Corp.	6,608	426,084
Wynn Resorts Ltd.	3,835	479,989
Xcel Energy, Inc.	23,529	698,811
Xerox Corp.	59,200	509,120
Xilinx, Inc.	12,592	480,637
Xylem, Inc.	8,952	246,717
Yahoo!, Inc.*	46,891	1,103,345
Yum! Brands, Inc.	86,571	6,227,918
Zimmer Holdings, Inc.	8,193	616,277
Zions Bancorp	8,829	220,637

		670,632,873

Total Investments (81.6%) (Cost $1,211,373,539)		1,752,387,797
Other Assets Less Liabilities (18.4%)		396,099,810

Net Assets (100%)		$2,148,487,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

*	Non-income producing.

†	Securities (totaling $999,205 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $1,777,946 or 0.1% of net assets.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.3%
Consumer Staples	10.2
Energy	7.6
Financials	17.5
Health Care	7.9
Industrials	8.4
Information Technology	9.9
Materials	5.2
Telecommunication Services	3.3
Utilities	2.3
Cash and Other	18.4

100.0%

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,793,528	$—	$—	$1,704,453	$—	$—

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,101	June-13	$71,316,163	$68,783,480	$(2,532,683)
FTSE 100 Index	480	June-13	46,957,253	46,320,129	(637,124)
S&P 500 E-Mini Index	2,593	June-13	198,661,313	202,604,055	3,942,742
SPI 200 Index	143	June-13	18,834,959	18,487,726	(347,233)
TOPIX Index	439	June-13	46,101,514	48,523,875	2,422,361

					$2,848,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	12,000	$15,382,200	$15,549,000	$(166,800)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
Japanese Yen vs. U.S. Dollar, expiring 4/18/13	State Street Bank & Trust	167,240	$1,735,684	$1,776,777	$(41,093)

					$(207,893)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$86,264,555	$113,642,301	$—	$199,906,856
Consumer Staples	90,614,151	129,430,568	—	220,044,719
Energy	85,331,984	77,214,355	—	162,546,339
Financials	122,760,794	252,476,396	921,528	376,158,718
Health Care	84,804,488	84,446,840	—	169,251,328
Industrials	76,843,649	104,949,475	—	181,793,124
Information Technology	125,550,927	86,928,072	—	212,478,999
Materials	35,751,511	75,287,607	77,677	111,116,795
Telecommunication Services	20,101,874	50,084,381	—	70,186,255
Utilities	23,705,637	25,199,027	—	48,904,664
Futures	6,365,103	—	—	6,365,103

Total Assets	$758,094,673	$999,659,022	$999,205	$1,758,752,900

Liabilities:
Forward Currency Contracts	$—	$(207,893)	$—	$(207,893)
Futures	(3,517,040)	—	—	(3,517,040)

Total Liabilities	$(3,517,040)	$(207,893)	$—	$(3,724,933)

Total	$754,577,633	$999,451,129	$999,205	$1,755,027,967

(a)	Securities with a market value of $10,065,046 transferred from Level 2 to Level 1 since the beginning of the period because they are no longer valued using fair value factors based on third party vendor modeling tools.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Consumer Discretionary†	Investments in Common Stocks - Financials††	Investments in Common Stocks - Industrials
Balance as of 12/31/12	$—	$863,087	12,963
Total gains or losses (realized/unrealized) included in earnings	—	171,635	(103)
Purchases	—	—	—
Sales	—	(113,194)	—
Issuances	—	—	—
Settlements	—	—	(12,860)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$—	$921,528	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$157,409	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Investments in Common Stocks - Materials	Investments in Right - Consumer Staples†††
Balance as of 12/31/12	$—	$—
Total gains or losses (realized/unrealized) included in earnings	6,892	2,170
Purchases	—	—
Sales	—	(2,170)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	70,785	—
Transfers out of Level 3	—	—

Balance as of 3/31/13	$77,677	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$6,892	$—

†	Security held with $0 market value.

††	Includes security held with $0 cost and market value.

†††	Security with $0 cost.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$64,750,470
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$115,542,943

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$608,733,462
Aggregate gross unrealized depreciation	(79,832,254)

Net unrealized appreciation	$528,901,208

Federal income tax cost of investments	$1,223,486,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.8%)
Information Technology (0.8%)
Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15	$460,000	$457,700

Total Information Technology		457,700

Total Convertible Bonds		457,700

Corporate Bonds (76.2%)
Consumer Discretionary (15.3%)
Auto Components (0.2%)
Cooper-Standard Holding, Inc.
7.375%, 4/1/18 PIK§	125,000	125,000

Diversified Consumer Services (1.0%)
Coinstar, Inc.
6.000%, 3/15/19§	128,000	130,880
ServiceMaster Co.
8.000%, 2/15/20	400,000	429,000

		559,880

Hotels, Restaurants & Leisure (5.2%)
Dave & Buster’s, Inc.
11.000%, 6/1/18	400,000	450,999
MGM Resorts International
10.000%, 11/1/16	350,000	418,250
11.375%, 3/1/18	350,000	442,750
NCL Corp., Ltd.
9.500%, 11/15/18	193,000	218,090
RHP Hotel Properties LP/RHP Finance Corp.
5.000%, 4/15/21§	63,000	63,473
Royal Caribbean Cruises Ltd.
11.875%, 7/15/15	200,000	244,000
5.250%, 11/15/22	215,000	219,042
Ruby Tuesday, Inc.
7.625%, 5/15/20§	200,000	196,000
Scientific Games International, Inc.
9.250%, 6/15/19	400,000	438,000
Wok Acquisition Corp.
10.250%, 6/30/20§	200,000	212,500

		2,903,104

Household Durables (1.3%)
Beazer Homes USA, Inc.
9.125%, 5/15/19	200,000	217,500
RSI Home Products, Inc.
6.875%, 3/1/18§	479,000	486,185

		703,685

Internet & Catalog Retail (0.8%)
Sitel LLC/Sitel Finance Corp.
11.500%, 4/1/18	645,000	422,475

Media (3.2%)
AMC Entertainment, Inc.
9.750%, 12/1/20	400,000	460,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/17§	400,000	427,500
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	450,000	460,688
Regal Entertainment Group
9.125%, 8/15/18	400,000	448,000

		1,796,188

Specialty Retail (2.8%)
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.000%, 2/15/18 PIK§	240,000	243,600
Claire’s Stores, Inc.
8.875%, 3/15/19	369,000	388,373
New Academy Finance Co., LLC/New Academy Finance Corp.
8.000%, 6/15/18 PIK§	450,000	465,749
Toys R Us, Inc.
10.375%, 8/15/17	450,000	456,188

		1,553,910

Textiles, Apparel & Luxury Goods (0.8%)
Jones Group, Inc.
6.125%, 11/15/34	550,000	469,563

Total Consumer Discretionary		8,533,805

Consumer Staples (4.7%)
Food & Staples Retailing (1.6%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	400,000	432,000
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	450,000	464,063

		896,063

Food Products (1.1%)
ARAMARK Corp.
5.750%, 3/15/20§	170,000	173,613
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	438,500

		612,113

Household Products (2.0%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	405,000	444,002
Sun Products Corp.
7.750%, 3/15/21§	188,000	189,410
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, 2/15/16 PIK	450,000	464,062

		1,097,474

Total Consumer Staples		2,605,650

Energy (6.3%)
Oil, Gas & Consumable Fuels (6.3%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.625%, 10/15/18	400,000	425,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20§	400,000	451,000
Chaparral Energy, Inc.
9.875%, 10/1/20	200,000	230,500
Chesapeake Energy Corp.
9.500%, 2/15/15	400,000	452,000
5.750%, 3/15/23	45,000	45,675
Continental Resources, Inc.
7.125%, 4/1/21	400,000	452,999
Denbury Resources, Inc.
8.250%, 2/15/20	400,000	448,000
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	180,000	189,000
Samson Investment Co.
9.750%, 2/15/20§	200,000	212,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
SandRidge Energy, Inc.
7.500%, 2/15/23	$200,000	$207,000
Swift Energy Co.
8.875%, 1/15/20	400,000	430,000

Total Energy		3,543,674

Financials (6.9%)
Capital Markets (0.8%)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/1/20	400,000	422,000

Consumer Finance (1.6%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17	400,000	429,500
Ally Financial, Inc.
8.000%, 11/1/31	350,000	442,750

		872,250

Diversified Financial Services (3.7%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	450,000	446,625
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK§	360,000	374,400
CNH Capital LLC
6.250%, 11/1/16	400,000	441,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Finance Corp.
9.750%, 4/1/21§	314,000	310,075
Speedy Group Holdings Corp.
12.000%, 11/15/17§	450,000	469,124

		2,041,224

Thrifts & Mortgage Finance (0.8%)
Provident Funding Associates LP/PFG Finance Corp.
10.250%, 4/15/17§	400,000	445,500

Total Financials		3,780,974

Health Care (1.2%)
Health Care Providers & Services (1.2%)
HCA Holdings, Inc.
7.750%, 5/15/21	200,000	222,000
Tenet Healthcare Corp.
8.875%, 7/1/19	400,000	451,000

Total Health Care		673,000

Industrials (17.0%)
Aerospace & Defense (2.4%)
Bombardier, Inc.
6.125%, 1/15/23§	450,000	464,625
DynCorp International, Inc.
10.375%, 7/1/17	450,000	443,250
Sequa Corp.
7.000%, 12/15/17§	450,000	456,750

		1,364,625

Commercial Services & Supplies (5.2%)
ARAMARK Holdings Corp.
8.625%, 5/1/16 PIK§	450,000	456,749
Aviation Capital Group Corp.
7.125%, 10/15/20§	200,000	227,250
Interface, Inc.
7.625%, 12/1/18	400,000	433,000
NESCO LLC/NESCO Holdings Corp.
11.750%, 4/15/17§	400,000	440,000
Nord Anglia Education UK Holdings plc
10.250%, 4/1/17§	400,000	443,000
TransUnion Holding Co., Inc.
9.625%, 6/15/18	400,000	434,000
Wyle Services Corp.
10.500%, 4/1/18§	420,000	441,000

		2,874,999

Construction & Engineering (1.6%)
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	400,000	440,000
Tutor Perini Corp.
7.625%, 11/1/18	420,000	439,950

		879,950

Electrical Equipment (1.5%)
Coleman Cable, Inc.
9.000%, 2/15/18	400,000	433,000
WireCo WorldGroup, Inc.
9.500%, 5/15/17	400,000	418,000

		851,000

Machinery (1.2%)
Global Brass & Copper, Inc.
9.500%, 6/1/19§	400,000	434,000
Milacron LLC/Mcron Finance Corp.
7.750%, 2/15/21§	95,000	97,613
Titan International, Inc.
7.875%, 10/1/17§	105,000	112,481

		644,094

Road & Rail (3.1%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, 3/15/18	395,000	444,375
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	200,000	210,000
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK§	550,000	551,375
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.
12.000%, 6/15/16 PIK§	400,000	448,500
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	94,000	96,115

		1,750,365

Trading Companies & Distributors (2.0%)
Aircastle Ltd.
9.750%, 8/1/18	200,000	228,250
HD Supply, Inc.
10.500%, 1/15/21	425,000	439,875
International Lease Finance Corp.
8.625%, 1/15/22	350,000	447,125

		1,115,250

Total Industrials		9,480,283

Information Technology (7.0%)
Diversified Telecommunication Services (0.7%)
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	400,000	416,500

Electronic Equipment, Instruments & Components (1.6%)
CPI International, Inc.
8.000%, 2/15/18	450,000	468,000
MMI International Ltd.
8.000%, 3/1/17§	450,000	457,875

		925,875

Internet Software & Services (0.7%)
GXS Worldwide, Inc.
9.750%, 6/15/15	400,000	415,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (1.5%)
iGATE Corp.
9.000%, 5/1/16	$400,000	$437,500
SRA International, Inc.
11.000%, 10/1/19	400,000	420,000

		857,500

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.
8.125%, 12/15/17	475,000	480,938

Software (1.6%)
Infor US, Inc.
9.375%, 4/1/19	390,000	442,650
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	400,000	442,000

		884,650

Total Information Technology		3,980,463

Materials (11.0%)
Chemicals (3.1%)
Ashland, Inc.
6.875%, 5/15/43§	385,000	410,988
Celanese U.S. Holdings LLC
6.625%, 10/15/18	400,000	433,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 11/15/20	450,000	427,500
JM Huber Corp.
9.875%, 11/1/19§	400,000	452,000

		1,723,488

Construction Materials (0.6%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20§	275,000	309,375

Containers & Packaging (2.0%)
ARD Finance S.A.
11.125%, 6/1/18 PIK§	400,000	436,000
BOE Merger Corp.
9.500%, 11/1/17 PIK§	250,000	269,063
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.125%, 7/15/20§	180,000	197,100
Sealed Air Corp.
5.250%, 4/1/23§	195,000	195,975

		1,098,138

Metals & Mining (5.3%)
AM Castle & Co.
12.750%, 12/15/16	370,000	430,588
ArcelorMittal S.A.
7.500%, 10/15/39	430,000	441,825
FMG Resources Pty Ltd.
8.250%, 11/1/19§	200,000	215,000
JMC Steel Group, Inc.
8.250%, 3/15/18§	400,000	421,000
New Gold, Inc.
6.250%, 11/15/22§	400,000	420,000
Prince Mineral Holding Corp.
11.500%, 12/15/19§	400,000	446,999
Severstal Columbus LLC
10.250%, 2/15/18	400,000	431,520
Steel Dynamics, Inc.
5.250%, 4/15/23§	126,000	127,260

		2,934,192

Total Materials		6,065,193

Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.0%)
Frontier Communications Corp.
8.750%, 4/15/22	250,000	276,875
7.625%, 4/15/24	65,000	66,950
Intelsat Luxembourg S.A.
11.250%, 2/4/17	450,000	478,125
7.750%, 6/1/21§	317,000	323,340

		1,145,290

Wireless Telecommunication Services (2.0%)
Inmarsat Finance plc
7.375%, 12/1/17§	410,000	436,650
MetroPCS Wireless, Inc.
6.625%, 4/1/23§	220,000	223,850
Sprint Nextel Corp.
6.000%, 11/15/22	420,000	430,500

		1,091,000

Total Telecommunication Services		2,236,290

Utilities (2.8%)
Gas Utilities (0.4%)
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	200,000	231,000

Independent Power Producers & Energy Traders (2.4%)
AES Corp.
9.750%, 4/15/16	370,000	441,225
Calpine Corp.
7.250%, 10/15/17§	415,000	440,419
GenOn Energy, Inc.
9.875%, 10/15/20	380,000	435,100

		1,316,744

Total Utilities		1,547,744

Total Corporate Bonds		42,447,076

Total Long-Term Debt Securities (77.0%) (Cost $42,680,646)		42,904,776

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.9%)
iShares iBoxx $ High Yield Corporate Bond Fund	22,007	2,076,360
SPDR Barclays Capital High Yield Bond ETF	219,735	9,033,306

Total Investment Companies (19.9%) (Cost $10,935,520)		11,109,666

Total Investments (96.9%) (Cost $53,616,166)		54,014,442
Other Assets Less Liabilities (3.1%)		1,713,721

Net Assets (100%)		$55,728,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $18,928,237 or 34.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Information Technology	$—	$457,700	$—	$457,700
Corporate Bonds
Consumer Discretionary	—	8,533,805	—	8,533,805
Consumer Staples	—	2,605,650	—	2,605,650
Energy	—	3,543,674	—	3,543,674
Financials	—	3,780,974	—	3,780,974
Health Care	—	673,000	—	673,000
Industrials	—	9,480,283	—	9,480,283
Information Technology	—	3,980,463	—	3,980,463
Materials	—	6,065,193	—	6,065,193
Telecommunication Services	—	2,236,290	—	2,236,290
Utilities	—	1,547,744	—	1,547,744
Investment Companies
Exchange Traded Funds (ETFs)	$11,109,666	$—	$—	$11,109,666

Total Assets	$11,109,666	$42,904,776	$—	$54,014,442

Total Liabilities	$—	$—	$—	$—

Total	$11,109,666	$42,904,776	$—	$54,014,442

There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

Investment security transactions for the period ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,716,127
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,073,719

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527,594
Aggregate gross unrealized depreciation	(129,318)

Net unrealized appreciation	$398,276

Federal income tax cost of investments	$53,616,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Financials (0.2%)
Diversified Financial Services (0.2%)
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	$280,000	$295,305
Series A5
3.450%, 6/12/21	280,000	307,322
Private Export Funding Corp.
4.550%, 5/15/15	560,000	607,007
4.950%, 11/15/15	180,000	201,062
1.375%, 2/15/17	740,000	754,921
4.375%, 3/15/19	280,000	330,522
2.050%, 11/15/22	10,325,000	10,233,147

Total Financials		12,729,286

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,220,801
3.875%, 2/15/21	3,345,000	3,897,407
1.875%, 8/15/22	12,000,000	11,891,093

Total Utilities		18,009,301

Total Corporate Bonds		30,738,587

Government Securities (89.8%)
U.S. Government Agencies (49.5%)
Federal Farm Credit Bank
2.625% 4/17/14	15,850,000	16,239,908
0.300% 4/23/14	14,000,000	14,005,751
0.360% 6/25/14	9,300,000	9,303,670
0.300% 7/18/14	18,650,000	18,653,379
1.625% 11/19/14	2,800,000	2,858,494
0.320% 3/12/15	18,676,000	18,666,750
0.450% 4/24/15	14,000,000	14,000,475
4.875% 12/16/15	14,000,000	15,696,387
0.390% 12/17/15	15,000,000	14,965,425
0.625% 3/23/16	14,000,000	13,999,744
0.730% 7/26/16	14,000,000	14,000,308
5.125% 8/25/16	7,450,000	8,600,948
4.875% 1/17/17	20,050,000	23,243,552
2.500% 6/20/22	1,850,000	1,856,521
Federal Home Loan Bank
1.375% 5/28/14	37,250,000	37,732,208
0.375% 6/12/14	37,250,000	37,293,120
5.250% 6/18/14	39,150,000	41,545,612
5.500% 8/13/14	15,850,000	16,981,467
0.400% 11/14/14	14,000,000	14,017,343
2.750% 12/12/14	14,000,000	14,565,116
0.250% 1/16/15	30,000,000	29,970,735
0.250% 2/20/15	15,000,000	14,968,370
2.750% 3/13/15	18,650,000	19,526,518
0.500% 11/20/15	30,000,000	30,081,429
0.500% 1/8/16	8,835,000	8,838,069
1.000% 3/11/16	13,490,000	13,699,602
3.125% 3/11/16	4,650,000	5,004,650
5.375% 5/18/16	32,600,000	37,555,532
2.125% 6/10/16	23,300,000	24,462,607
0.575% 7/29/16	5,000,000	4,996,132
2.000% 9/9/16	14,000,000	14,694,289
4.750% 12/16/16	15,850,000	$18,286,475
4.875% 5/17/17	16,700,000	19,570,453
5.250% 6/5/17	4,650,000	5,490,208
1.000% 6/9/17	18,650,000	18,893,532
1.000% 6/21/17	32,000,000	32,430,266
1.050% 7/26/17	9,300,000	9,300,666
2.250% 9/8/17	1,850,000	1,973,112
1.000% 11/15/17	10,000,000	9,997,632
5.000% 11/17/17	3,450,000	4,110,182
1.050% 1/30/18	25,000,000	25,005,985
1.300% 2/27/18	15,000,000	15,010,950
1.375% 3/9/18	15,000,000	15,294,885
1.300% 3/26/18	10,000,000	10,007,327
1.250% 4/17/18	5,000,000	5,000,038
4.750% 6/8/18	1,850,000	2,208,118
1.150% 7/25/18	20,000,000	19,994,250
1.875% 3/8/19	32,600,000	34,151,235
5.375% 5/15/19	1,850,000	2,296,984
1.625% 6/14/19	6,000,000	6,182,394
4.125% 12/13/19	450,000	529,319
1.875% 3/13/20	20,000,000	20,495,300
4.125% 3/13/20	4,650,000	5,464,463
4.625% 9/11/20	9,500,000	11,385,869
3.625% 3/12/21	450,000	513,735
5.625% 6/11/21	1,850,000	2,386,915
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	29,350,000	30,047,004
0.375% 4/28/14	9,300,000	9,311,113
5.000% 7/15/14	18,650,000	19,796,811
3.000% 7/28/14	15,985,000	16,559,869
1.000% 7/30/14	20,500,000	20,711,193
1.000% 8/20/14	8,400,000	8,479,471
1.000% 8/27/14	23,300,000	23,530,505
0.375% 8/28/14	37,250,000	37,291,440
5.000% 11/13/14	450,000	483,953
0.750% 11/25/14	27,950,000	28,149,697
0.350% 11/26/14	25,000,000	25,010,230
0.625% 12/29/14	27,950,000	28,116,822
0.800% 1/13/15	950,000	954,392
4.500% 1/15/15	14,900,000	16,020,882
0.650% 1/30/15	450,000	451,609
0.500% 2/5/15	25,000,000	25,029,108
2.875% 2/9/15	27,950,000	29,296,094
0.550% 2/13/15	1,850,000	1,855,167
0.400% 2/20/15	30,000,000	30,011,229
0.500% 2/24/15	5,000,000	5,011,869
0.550% 2/27/15	2,500,000	2,507,109
0.500% 4/17/15	23,300,000	23,370,345
0.600% 5/22/15	450,000	450,308
1.000% 6/30/15	950,000	955,523
4.375% 7/17/15	18,650,000	20,366,951
0.500% 8/28/15	18,650,000	18,691,136
1.750% 9/10/15	24,250,000	25,047,827
0.500% 9/25/15	10,000,000	10,005,281
4.750% 11/17/15	19,550,000	21,767,343
0.500% 11/27/15	20,000,000	20,006,230
0.500% 1/15/16	10,000,000	9,998,682
1.000% 1/27/16	950,000	955,449
0.850% 2/24/16	19,100,000	19,190,723
1.000% 2/24/16	950,000	955,997
1.000% 3/21/16	10,000,000	10,067,220
5.250% 4/18/16	25,200,000	28,810,324
0.500% 5/13/16	35,000,000	35,023,034
1.000% 5/16/16	9,550,000	9,559,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.500% 5/27/16	$20,500,000	$21,758,893
5.500% 7/18/16	19,500,000	22,676,710
2.000% 8/25/16	37,950,000	39,768,078
0.700% 9/27/16	5,000,000	5,001,671
0.750% 10/5/16	25,000,000	25,001,670
5.125% 10/18/16	19,100,000	22,134,453
2.250% 1/23/17	450,000	456,952
5.000% 2/16/17	13,000,000	15,177,481
1.200% 3/6/17	9,300,000	9,369,343
1.000% 3/8/17	37,950,000	38,419,687
5.000% 4/18/17	16,800,000	19,686,190
1.250% 5/12/17	23,300,000	23,826,394
1.250% 5/15/17	250,000	250,308
1.000% 6/29/17	18,650,000	18,862,782
2.250% 7/3/17	9,300,000	9,346,731
1.000% 7/25/17	4,650,000	4,671,589
1.000% 7/28/17	27,950,000	28,238,494
2.000% 8/8/17	950,000	955,742
5.500% 8/23/17	16,800,000	20,227,516
1.000% 9/12/17	4,650,000	4,659,048
1.000% 9/29/17	29,300,000	29,559,633
5.125% 11/17/17	22,400,000	26,769,324
0.750% 1/12/18	25,000,000	24,852,218
1.070% 2/14/18	20,000,000	19,992,546
0.875% 3/7/18	25,000,000	24,957,175
4.875% 6/13/18	28,000,000	33,580,294
3.750% 3/27/19	19,550,000	22,452,370
1.750% 5/30/19	38,650,000	39,875,857
3.000% 7/10/19	4,650,000	4,702,467
2.000% 7/30/19	200,000	202,143
3.000% 7/31/19	10,000,000	10,083,785
1.250% 8/1/19	23,300,000	23,248,465
3.000% 8/1/19	14,000,000	14,118,275
1.250% 10/2/19	40,500,000	40,302,886
2.500% 10/17/19	1,000,000	1,027,961
2.250% 3/13/20	10,000,000	10,148,449
3.000% 8/6/20	4,650,000	4,691,523
2.000% 7/23/21	5,000,000	4,993,375
2.375% 1/13/22	72,530,000	75,515,661
2.500% 4/17/23	15,000,000	15,027,282
Federal National Mortgage Association
4.125% 4/15/14	18,650,000	19,400,407
2.500% 5/15/14	23,300,000	23,883,211
1.125% 6/27/14	18,650,000	18,846,084
0.875% 8/28/14	44,000,000	44,359,853
1.500% 9/8/14	950,000	966,024
0.625% 9/12/14	250,000	250,488
3.000% 9/16/14	16,750,000	17,414,099
4.625% 10/15/14	21,900,000	23,368,288
0.625% 10/30/14	23,000,000	23,126,268
2.625% 11/20/14	27,000,000	28,020,929
0.750% 12/19/14	31,000,000	31,226,957
0.750% 1/30/15	950,000	954,275
0.560% 2/10/15	250,000	250,109
0.800% 2/13/15	950,000	954,806
0.750% 2/24/15	4,650,000	4,672,243
0.550% 2/27/15	5,600,000	5,616,441
5.000% 3/2/15	450,000	490,084
0.375% 3/16/15	27,950,000	27,971,418
5.000% 4/15/15	18,650,000	20,427,901
0.650% 4/30/15	15,000,000	15,006,171
0.500% 5/27/15	43,650,000	43,805,947
0.625% 6/4/15	4,650,000	4,669,281
0.500% 7/2/15	27,950,000	28,019,305
2.375% 7/28/15	20,500,000	21,456,825
0.400% 7/30/15	2,000,000	2,000,253
2.150% 8/4/15	450,000	468,379
0.520% 8/13/15	4,435,000	4,436,711
0.500% 8/20/15	25,950,000	25,970,150
2.000% 9/21/15	5,000,000	5,195,563
0.500% 9/28/15	33,300,000	33,383,426
1.875% 10/15/15	200,000	207,223
4.375% 10/15/15	41,600,000	45,767,903
1.625% 10/26/15	27,950,000	28,814,429
0.500% 11/6/15	15,000,000	15,004,275
0.750% 11/24/15	4,475,000	4,479,197
0.800% 11/24/15	18,650,000	18,668,941
0.480% 11/25/15	10,000,000	10,007,260
0.500% 11/27/15	23,750,000	23,757,398
0.375% 12/21/15	45,000,000	44,923,049
0.500% 1/15/16	5,000,000	5,001,494
0.500% 1/29/16	15,000,000	15,000,458
0.560% 2/16/16	4,650,000	4,648,539
0.800% 2/24/16	950,000	954,003
0.520% 2/26/16	5,000,000	5,003,992
0.550% 2/26/16	2,000,000	2,001,443
0.600% 3/4/16	5,000,000	5,003,236
2.000% 3/10/16	450,000	470,134
0.625% 3/11/16	15,000,000	15,012,789
2.250% 3/15/16	13,050,000	13,717,528
5.000% 3/15/16	36,100,000	40,877,347
0.500% 3/30/16	25,000,000	25,024,610
2.375% 4/11/16	34,500,000	36,437,295
1.125% 4/26/16	9,300,000	9,306,685
5.375% 7/15/16	27,950,000	32,347,958
0.750% 7/26/16	4,650,000	4,656,841
0.700% 9/6/16	5,000,000	5,003,023
0.750% 9/13/16	10,000,000	10,013,372
5.250% 9/15/16	9,805,000	11,379,376
1.250% 9/28/16	24,700,000	25,266,465
1.375% 11/15/16	61,800,000	63,419,993
4.875% 12/15/16	18,650,000	21,555,586
1.250% 1/30/17	37,950,000	38,819,840
0.750% 2/6/17	2,500,000	2,500,645
5.000% 2/13/17	21,350,000	24,886,136
1.000% 2/27/17	1,000,000	1,006,909
0.750% 3/6/17	3,000,000	2,998,876
1.200% 3/6/17	950,000	957,083
1.125% 4/27/17	23,300,000	23,710,266
5.000% 5/11/17	23,650,000	27,766,126
(Zero Coupon), 6/1/17	1,400,000	1,351,165
5.375% 6/12/17	20,860,000	24,879,274
1.125% 6/28/17	9,300,000	9,319,760
1.000% 8/14/17	5,000,000	5,009,278
1.000% 8/21/17	2,350,000	2,354,373
0.875% 8/28/17	37,250,000	37,390,603
1.100% 8/28/17	4,650,000	4,662,967
1.000% 9/20/17	25,000,000	25,052,730
0.875% 10/26/17	20,000,000	20,043,760
0.900% 11/7/17	31,200,000	31,136,486
1.050% 11/15/17	10,000,000	10,027,378
0.875% 12/20/17	30,000,000	30,040,620
1.000% 12/28/17	5,000,000	4,995,594
1.030% 1/30/18	10,000,000	10,015,209
0.875% 2/8/18	20,000,000	19,977,046
1.200% 2/28/18	15,000,000	15,043,443
1.125% 4/3/18	2,000,000	2,003,838
1.100% 4/17/18	5,000,000	5,030,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.250% 10/17/18	$2,000,000	$2,004,143
1.250% 12/28/18	1,000,000	997,986
1.250% 1/30/19	3,000,000	3,001,592
1.750% 1/30/19	2,350,000	2,368,739
1.500% 2/26/19	2,500,000	2,511,906
1.700% 8/28/19	9,300,000	9,298,140
(Zero Coupon), 10/9/19	950,000	841,903
1.550% 10/15/19	2,000,000	1,999,147
1.330% 10/24/19	5,000,000	4,981,420
1.550% 10/29/19	20,000,000	19,952,470
1.700% 11/13/19	5,000,000	4,993,442
1.600% 1/30/20	10,000,000	10,000,554
1.700% 3/27/20	2,000,000	2,016,188
2.250% 10/17/22	15,000,000	14,970,759
2.200% 10/25/22	16,000,000	15,999,328
2.500% 2/22/23	5,000,000	5,023,523
Financing Corp.
9.400% 2/8/18 IO STRIPS	930,000	1,297,912
9.650% 11/2/18 IO STRIPS	1,950,000	2,819,911
8.600% 9/26/19 IO STRIPS	380,000	539,223

		3,725,385,212

U.S. Treasuries (40.3%)
U.S. Treasury Bonds
11.250% 2/15/15	2,800,000	3,375,107
10.625% 8/15/15	1,200,000	1,493,051
9.875% 11/15/15	1,750,000	2,185,637
9.250% 2/15/16	1,300,000	1,630,637
7.250% 5/15/16	4,650,000	5,636,944
7.500% 11/15/16	14,000,000	17,516,269
8.750% 5/15/17	6,450,000	8,599,160
8.875% 8/15/17	3,250,000	4,407,813
9.125% 5/15/18	2,800,000	3,975,617
9.000% 11/15/18	2,800,000	4,050,567
8.875% 2/15/19	9,300,000	13,536,676
8.125% 8/15/19	2,800,000	4,028,172
8.500% 2/15/20	1,850,000	2,752,236
8.750% 5/15/20	2,800,000	4,247,195
8.750% 8/15/20	6,500,000	9,941,636
7.875% 2/15/21	2,800,000	4,162,703
8.125% 5/15/21	3,250,000	4,926,511
8.000% 11/15/21	2,800,000	4,266,363
U.S. Treasury Notes
0.750% 6/15/14	18,650,000	18,774,576
2.625% 6/30/14	20,800,000	21,427,657
0.625% 7/15/14	27,500,000	27,649,452
2.625% 7/31/14	20,050,000	20,697,415
0.500% 8/15/14	28,900,000	29,016,418
4.250% 8/15/14	18,150,000	19,156,403
0.250% 8/31/14	55,900,000	55,928,385
2.375% 8/31/14	45,650,000	47,042,680
0.250% 9/15/14	25,150,000	25,163,141
0.250% 9/30/14	60,000,000	60,029,591
2.375% 9/30/14	13,050,000	13,471,512
0.500% 10/15/14	43,350,000	43,533,306
0.250% 10/31/14	25,000,000	25,010,988
2.375% 10/31/14	18,650,000	19,281,168
0.375% 11/15/14	5,150,000	5,162,347
4.250% 11/15/14	7,250,000	7,721,816
0.250% 11/30/14	75,000,000	75,029,294
2.125% 11/30/14	18,650,000	19,234,543
0.250% 12/15/14	4,650,000	4,651,862
0.125% 12/31/14	65,000,000	64,888,277
2.625% 12/31/14	17,700,000	18,436,262
0.250% 1/15/15	23,300,000	23,304,550
0.250% 1/31/15	55,000,000	55,012,891
2.250% 1/31/15	20,050,000	20,788,756
0.250% 2/15/15	18,650,000	18,649,454
4.000% 2/15/15	27,000,000	28,889,868
0.250% 2/28/15	25,000,000	25,002,320
2.375% 2/28/15	30,300,000	31,526,350
0.375% 3/15/15	35,000,000	35,084,424
0.250% 3/31/15	25,000,000	25,002,930
2.500% 3/31/15	11,200,000	11,701,594
0.375% 4/15/15	35,000,000	35,078,271
2.500% 4/30/15	19,100,000	19,983,935
4.125% 5/15/15	19,650,000	21,247,331
2.125% 5/31/15	14,450,000	15,025,178
1.875% 6/30/15	8,850,000	9,165,887
0.250% 7/15/15	25,000,000	24,980,470
1.750% 7/31/15	26,100,000	26,985,972
0.250% 8/15/15	14,000,000	13,984,414
4.250% 8/15/15	20,050,000	21,924,597
1.250% 8/31/15	9,800,000	10,025,094
0.250% 9/15/15	25,000,000	24,964,600
1.250% 9/30/15	14,900,000	15,250,819
1.250% 10/31/15	24,250,000	24,828,307
4.500% 11/15/15	14,900,000	16,521,685
1.375% 11/30/15	31,200,000	32,062,873
2.125% 12/31/15	7,450,000	7,813,769
0.375% 1/15/16	3,000,000	3,003,223
2.000% 1/31/16	24,700,000	25,847,923
4.500% 2/15/16	17,250,000	19,297,090
2.125% 2/29/16	6,050,000	6,360,180
2.625% 2/29/16	9,800,000	10,443,125
0.375% 3/15/16	35,000,000	35,021,875
2.250% 3/31/16	9,300,000	9,823,670
2.375% 3/31/16	23,050,000	24,425,797
2.000% 4/30/16	14,000,000	14,692,754
2.625% 4/30/16	14,000,000	14,957,032
5.125% 5/15/16	8,400,000	9,629,156
1.750% 5/31/16	8,850,000	9,226,557
3.250% 5/31/16	3,750,000	4,086,328
1.500% 6/30/16	18,650,000	19,304,389
3.250% 6/30/16	27,950,000	30,504,803
1.500% 7/31/16	26,100,000	27,023,186
3.250% 7/31/16	14,000,000	15,311,407
4.875% 8/15/16	6,500,000	7,464,717
1.000% 8/31/16	23,300,000	23,734,373
3.000% 8/31/16	20,500,000	22,268,125
1.000% 9/30/16	25,650,000	26,128,183
3.000% 9/30/16	31,700,000	34,483,967
3.125% 10/31/16	28,900,000	31,618,406
4.625% 11/15/16	25,150,000	28,875,835
0.875% 11/30/16	19,100,000	19,363,557
0.875% 12/31/16	34,950,000	35,422,713
3.250% 12/31/16	21,450,000	23,633,752
0.875% 1/31/17	14,000,000	14,184,160
3.125% 1/31/17	18,650,000	20,487,316
4.625% 2/15/17	16,600,000	19,202,179
0.875% 2/28/17	18,650,000	18,889,500
3.000% 2/28/17	20,500,000	22,447,701
3.250% 3/31/17	23,300,000	25,777,445
3.125% 4/30/17	11,650,000	12,845,035
2.750% 5/31/17	20,500,000	22,320,976
2.500% 6/30/17	14,450,000	15,596,969
2.375% 7/31/17	22,100,000	23,748,868
4.750% 8/15/17	8,850,000	10,426,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.875% 8/31/17	$25,650,000	$27,027,685
0.625% 9/30/17	25,000,000	24,951,415
1.875% 9/30/17	23,300,000	24,551,010
0.750% 10/31/17	25,000,000	25,072,510
1.875% 10/31/17	20,200,000	21,285,948
4.250% 11/15/17	23,750,000	27,604,504
0.625% 11/30/17	25,000,000	24,916,260
0.750% 12/31/17	40,000,000	40,054,295
2.750% 12/31/17	4,200,000	4,601,461
0.875% 1/31/18	38,500,000	38,748,895
2.625% 1/31/18	19,550,000	21,316,563
3.500% 2/15/18	18,650,000	21,114,750
0.750% 2/28/18	30,000,000	29,993,847
2.750% 2/28/18	13,500,000	14,812,031
0.750% 3/31/18	15,000,000	14,981,837
2.875% 3/31/18	5,600,000	6,180,781
2.625% 4/30/18	4,650,000	5,077,128
3.875% 5/15/18	4,650,000	5,372,249
2.375% 5/31/18	13,500,000	14,576,045
2.375% 6/30/18	23,750,000	25,642,578
2.250% 7/31/18	25,150,000	26,999,901
4.000% 8/15/18	5,600,000	6,537,453
1.500% 8/31/18	22,850,000	23,622,972
1.375% 9/30/18	20,500,000	21,050,938
1.750% 10/31/18	18,650,000	19,519,666
3.750% 11/15/18	29,800,000	34,494,665
1.375% 11/30/18	14,000,000	14,355,058
1.375% 12/31/18	18,650,000	19,107,143
1.250% 1/31/19	18,650,000	18,960,347
2.750% 2/15/19	23,750,000	26,184,838
1.375% 2/28/19	14,000,000	14,316,641
1.500% 3/31/19	25,000,000	25,731,690
1.250% 4/30/19	14,000,000	14,188,672
3.125% 5/15/19	20,500,000	23,094,732
0.875% 7/31/19	23,300,000	22,998,510
3.625% 8/15/19	14,900,000	17,256,063
1.000% 9/30/19	5,000,000	4,962,598
3.375% 11/15/19	31,700,000	36,287,833
1.375% 1/31/20	2,000,000	2,022,793
3.625% 2/15/20	24,450,000	28,409,516
1.125% 3/31/20	5,000,000	4,956,587
3.500% 5/15/20	28,400,000	32,793,679
2.625% 8/15/20	13,000,000	14,200,469
2.625% 11/15/20	23,750,000	25,903,968
3.125% 5/15/21	9,300,000	10,472,127
1.625% 8/15/22	40,000,000	39,483,592
1.625% 11/15/22	14,000,000	13,752,129
2.000% 2/15/23	35,000,000	35,442,967

		3,049,714,089

Total Government Securities		6,775,099,301

Total Long-Term Debt Securities (90.2%) (Cost $6,722,745,660)		6,805,837,888

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.4%)
iShares Barclays 1-3 Year Treasury Bond Fund	3,788,450	320,010,372
iShares Barclays 3-7 Year Treasury Bond Fund	804,823	99,387,592
iShares Barclays 7-10 Year Treasury Bond Fund	2,713,000	291,213,420

Total Investment Companies (9.4%) (Cost $685,644,033)		710,611,384

Total Investments (99.6%) (Cost $7,408,389,693)		7,516,449,272
Other Assets Less Liabilities (0.4%)		32,994,332

Net Assets (100%)		$7,549,443,604

Glossary:

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$12,729,286	$—	$12,729,286
Utilities	—	18,009,301	—	18,009,301
Government Securities
U.S. Government Agencies	—	3,725,385,212	—	3,725,385,212
U.S. Treasuries	—	3,049,714,089	—	3,049,714,089
Investment Companies
Exchange Traded Funds (ETFs)	710,611,384	—	—	710,611,384

Total Assets	$710,611,384	$6,805,837,888	$—	$7,516,449,272

Total Liabilities	$—	$—	$—	$—

Total	$710,611,384	$6,805,837,888	$—	$7,516,449,272

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$753,504,570
Long-term U.S. government debt securities	438,244,337

$1,191,748,907

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$611,886,949
Long-term U.S. government debt securities	301,158,391

$913,045,340

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,100,585
Aggregate gross unrealized depreciation	(2,254,637)

Net unrealized appreciation	$106,845,948

Federal income tax cost of investments	$7,409,603,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.5%)
AGL Energy Ltd.	22,968	$379,262
ALS Ltd.	13,947	152,034
Alumina Ltd.*	109,083	126,065
Amcor Ltd.	50,376	486,726
AMP Ltd.	122,339	663,615
APA Group	34,358	213,200
Asciano Ltd.	40,719	236,986
ASX Ltd.	7,311	275,473
Aurizon Holdings Ltd.	75,842	318,220
Australia & New Zealand Banking Group Ltd.	113,497	3,371,316
Bendigo and Adelaide Bank Ltd.	17,488	186,992
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	686,800	23,425,424
BHP Billiton Ltd. (ADR)	38,263	2,618,337
Boral Ltd.	33,347	170,471
Brambles Ltd.	64,972	572,958
Caltex Australia Ltd.	5,995	133,260
CFS Retail Property Trust Group (REIT)	80,825	169,143
Coca-Cola Amatil Ltd.	23,863	362,240
Cochlear Ltd.	2,381	168,694
Commonwealth Bank of Australia	67,181	4,756,993
Computershare Ltd.	18,558	197,081
Crown Ltd.	16,724	214,170
CSL Ltd.	20,942	1,291,437
Dexus Property Group (REIT)	191,912	207,802
Echo Entertainment Group Ltd.	30,311	109,823
Federation Centres Ltd. (REIT) .	56,608	139,092
Flight Centre Ltd.	2,517	88,051
Fortescue Metals Group Ltd.	58,497	239,962
Goodman Group (REIT)	71,041	353,550
GPT Group (REIT)	59,006	227,921
Harvey Norman Holdings Ltd.	24,687	70,169
Iluka Resources Ltd.	17,479	170,154
Incitec Pivot Ltd.	67,994	218,747
Insurance Australia Group Ltd ..	86,795	515,993
Leighton Holdings Ltd.	6,165	131,840
Lend Lease Group	22,779	241,907
Macquarie Group Ltd.	13,452	520,306
Metcash Ltd.	35,983	155,100
Mirvac Group (REIT)	143,008	241,206
National Australia Bank Ltd.	96,943	3,112,749
Newcrest Mining Ltd.	31,975	667,480
Orica Ltd.	15,265	388,588
Origin Energy Ltd.	45,659	631,303
OZ Minerals Ltd.	11,951	66,320
Qantas Airways Ltd.*	49,182	91,402
QBE Insurance Group Ltd.	49,962	702,762
Ramsay Health Care Ltd.	5,408	181,866
Rio Tinto Ltd.	18,192	1,083,402
Santos Ltd.	40,127	519,303
Sonic Healthcare Ltd.	15,688	227,527
SP AusNet	73,766	91,778
Stockland Corp., Ltd. (REIT)	91,955	349,447
Suncorp Group Ltd.	53,713	661,013
Sydney Airport	7,858	26,835
Tabcorp Holdings Ltd.	31,764	106,820
Tatts Group Ltd.	57,827	190,855
Telstra Corp., Ltd.	181,816	853,733
Toll Holdings Ltd.	28,441	175,595
Transurban Group	54,919	364,802
Treasury Wine Estates Ltd.	26,519	157,102
Wesfarmers Ltd.	42,024	1,758,882
Westfield Group (REIT)	89,229	1,007,973
Westfield Retail Trust (REIT)	121,129	380,863
Westpac Banking Corp.	128,640	4,119,795
Whitehaven Coal Ltd.	20,262	44,723
Woodside Petroleum Ltd.	27,517	1,026,219
Woolworths Ltd.	51,448	1,809,964
WorleyParsons Ltd.	8,624	221,689

		65,142,510

Austria (0.1%)
Andritz AG	3,039	203,893
Erste Group Bank AG*	9,060	252,363
Immofinanz AG*	38,842	147,128
OMV AG	6,148	261,446
Raiffeisen Bank International AG	2,156	73,279
Telekom Austria AG	8,382	55,001
Verbund AG	3,013	65,310
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,692	81,940
Voestalpine AG	4,490	137,873

		1,278,233

Belgium (0.5%)
Ageas	9,643	326,142
Anheuser-Busch InBev N.V.	33,537	3,320,931
Belgacom S.A.	6,307	156,801
Colruyt S.A.	3,089	149,377
Delhaize Group S.A.	4,254	232,052
Groupe Bruxelles Lambert S.A	3,368	257,525
KBC Groep N.V.	9,864	339,749
Solvay S.A	2,475	335,183
Telenet Group Holding N.V.	2,138	105,732
UCB S.A	4,593	293,199
Umicore S.A	4,759	223,547

		5,740,238

Bermuda (0.2%)
Nabors Industries Ltd.	133,959	2,172,815

Brazil (0.4%)
Vale S.A. (ADR)	298,861	5,167,307

Canada (12.7%)
Agrium, Inc.	248,265	24,205,837
Brookfield Asset Management, Inc., Class A	84,134	3,070,050
Canadian National Railway Co.	342,226	34,325,268
Canadian Natural Resources Ltd. (New York Exchange)	367,952	11,822,298
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,346,412
Canadian Pacific Railway Ltd. (New York Exchange)	171,460	22,370,386
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	13,543,909
Cenovus Energy, Inc. (New York Exchange)	131,226	4,066,694
Cenovus Energy, Inc. (Toronto Exchange)	30,974	959,238
Finning International, Inc.	82,822	2,063,518
Potash Corp. of Saskatchewan, Inc. (Toronto Exchange)	419,172	16,464,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Suncor Energy, Inc. (New York Exchange)	437,587	$13,131,986
Suncor Energy, Inc. (Toronto Exchange)	116,754	3,498,540

		151,868,144

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	84,652	66,201

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	23	171,935
A. P. Moller - Maersk A/S, Class B	55	429,303
Carlsberg A/S, Class B	4,466	434,591
Coloplast A/S, Class B	4,753	255,693
Danske Bank A/S*	27,370	489,389
DSV A/S	7,848	189,575
Novo Nordisk A/S, Class B	17,003	2,762,505
Novozymes A/S, Class B	10,192	345,551
TDC A/S	27,568	211,817
Tryg A/S	1,079	87,079
William Demant Holding A/S*	1,174	98,358

		5,475,796

Finland (0.3%)
Elisa Oyj	5,646	104,869
Fortum Oyj	18,544	373,674
Kesko Oyj, Class B	2,813	87,874
Kone Oyj, Class B	6,500	511,170
Metso Oyj*	5,335	226,975
Neste Oil Oyj*	5,630	79,385
Nokia Oyj	156,344	505,834
Nokian Renkaat Oyj	4,682	208,256
Orion Oyj, Class B	4,273	112,231
Pohjola Bank plc, Class A	6,098	88,642
Sampo Oyj, Class A	17,497	672,856
Stora Enso Oyj, Class R	23,008	148,496
UPM-Kymmene Oyj	21,952	244,952
Wartsila Oyj	6,999	314,457

		3,679,671

France (3.6%)
Accor S.A.	6,167	214,230
Aeroports de Paris S.A.	1,188	100,766
Air Liquide S.A.	13,033	1,583,428
Alstom S.A.	9,000	366,289
Arkema S.A.	2,621	238,440
AtoS	2,295	157,948
AXA S.A.‡	73,823	1,268,988
BNP Paribas S.A.	41,876	2,149,297
Bouygues S.A.	7,887	213,927
Bureau Veritas S.A.	2,312	287,769
Cap Gemini S.A.	6,416	291,964
Carrefour S.A.	25,167	688,919
Casino Guichard Perrachon S.A.	2,352	247,162
Christian Dior S.A.	2,276	377,523
Cie de Saint-Gobain S.A.	16,628	616,418
Cie Generale de Geophysique- Veritas*	6,627	149,254
Cie Generale des Etablissements Michelin	7,598	635,502
Cie Generale d’Optique Essilor International S.A.	8,451	939,755
CNP Assurances S.A.	6,693	91,843
Credit Agricole S.A.*	41,715	343,613
Danone S.A.	24,166	1,681,442
Dassault Systemes S.A.	2,600	300,553
Edenred	7,073	231,468
EDF S.A.	10,034	192,417
Eurazeo S.A.	1,306	66,211
European Aeronautic Defence and Space Co. N.V.	19,071	970,513
Eutelsat Communications S.A.	5,513	194,373
Fonciere des Regions (REIT)	1,058	82,837
France Telecom S.A.	77,410	782,909
GDF Suez S.A.	55,380	1,066,253
Gecina S.A. (REIT)	976	113,248
Groupe Eurotunnel S.A. (Registered)	23,402	186,407
ICADE (REIT)	1,040	90,946
Iliad S.A.	953	202,725
Imerys S.A.	1,495	97,332
J.C. Decaux S.A.	2,938	80,519
Klepierre S.A. (REIT)	4,260	167,343
Lafarge S.A.	7,795	517,886
Lagardere S.C.A.	4,865	179,135
Legrand S.A.	9,896	431,550
L’Oreal S.A.	10,150	1,609,433
LVMH Moet Hennessy Louis Vuitton S.A.	10,597	1,818,866
Natixis S.A.	37,823	143,608
Pernod-Ricard S.A.	8,861	1,104,157
Peugeot S.A.*	10,315	74,706
PPR S.A.	3,155	693,182
Publicis Groupe S.A.	7,452	499,683
Remy Cointreau S.A.	996	115,109
Renault S.A.	8,025	502,770
Rexel S.A.	6,248	136,353
Safran S.A.	9,576	427,109
Sanofi S.A.	49,730	5,053,177
Schneider Electric S.A.	21,966	1,604,956
SCOR SE	6,812	195,596
Societe BIC S.A.	1,154	134,006
Societe Generale S.A.*	29,317	963,175
Sodexo S.A.	3,936	366,798
Suez Environnement Co. S.A.	11,454	146,074
Technip S.A.	4,243	435,002
Thales S.A.	3,770	159,451
Total S.A.	88,896	4,256,652
Unibail-Rodamco SE (REIT)	3,851	896,945
Vallourec S.A.	4,316	207,467
Veolia Environnement S.A.	14,167	178,658
Vinci S.A.	19,247	867,089
Vivendi S.A.	55,255	1,141,403
Wendel S.A.	1,333	141,071
Zodiac Aerospace	1,401	163,245

		42,634,843

Germany (3.7%)
Adidas AG	8,734	906,178
Allianz SE (Registered)	19,035	2,585,182
Axel Springer AG	1,754	76,006
BASF SE	85,449	7,483,281
BASF SE (ADR)	6,500	570,700
Bayer AG (Registered)	34,524	3,561,167
Bayerische Motoren Werke (BMW) AG	13,823	1,192,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke (BMW) AG (Preference)	2,173	$138,813
Beiersdorf AG	4,208	388,586
Brenntag AG	2,150	335,678
Celesio AG	3,733	70,102
Commerzbank AG*	158,188	232,175
Continental AG	4,592	549,011
Daimler AG (Registered)	37,876	2,060,762
Deutsche Bank AG (Registered)	38,805	1,512,909
Deutsche Boerse AG	8,057	487,940
Deutsche Lufthansa AG (Registered)	9,601	187,498
Deutsche Post AG (Registered)	37,856	872,250
Deutsche Telekom AG (Registered)	117,265	1,239,507
E.ON SE	75,184	1,312,622
Fraport AG	1,636	91,696
Fresenius Medical Care AG & Co. KGaA	8,832	596,066
Fresenius SE & Co. KGaA	5,203	642,203
GEA Group AG	7,451	245,558
Hannover Rueckversicherung SE (Registered)	2,517	197,424
HeidelbergCement AG	5,871	421,893
Henkel AG & Co. KGaA	5,423	428,211
Henkel AG & Co. KGaA (Preference)	7,438	715,938
Hochtief AG*	1,223	79,545
Hugo Boss AG	966	108,249
Infineon Technologies AG	45,103	356,142
K+S AG (Registered)	7,191	334,467
Kabel Deutschland Holding AG	3,696	341,021
Lanxess AG	3,473	246,277
Linde AG	7,729	1,437,071
MAN SE	1,766	189,860
Merck KGaA	2,698	407,057
Metro AG	5,412	153,871
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	7,487	1,400,233
Porsche Automobil Holding SE (Preference)	6,393	467,271
ProSiebenSat.1 Media AG (Preference)	4,084	145,797
RWE AG	20,431	761,459
RWE AG (Preference)	1,715	61,510
Salzgitter AG	1,734	69,605
SAP AG	38,461	3,081,327
Siemens AG (Registered)	34,941	3,763,630
Suedzucker AG	3,370	142,339
ThyssenKrupp AG*	16,109	327,602
United Internet AG (Registered)	3,839	93,352
Volkswagen AG	1,232	231,753
Volkswagen AG (Preference)	6,038	1,199,671

		44,501,132

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	8,416	225,470
OPAP S.A.	9,757	77,043

		302,513

Hong Kong (1.2%)
AIA Group Ltd.	502,800	2,202,266
ASM Pacific Technology Ltd.	7,707	84,690
Bank of East Asia Ltd.	51,180	201,752
BOC Hong Kong Holdings Ltd.	154,543	515,638
Cathay Pacific Airways Ltd.	52,575	89,944
Cheung Kong Holdings Ltd.	57,899	854,774
Cheung Kong Infrastructure Holdings Ltd.	20,340	139,530
CLP Holdings Ltd.	74,064	648,801
First Pacific Co., Ltd.	82,000	111,128
Galaxy Entertainment Group Ltd.*	88,000	367,302
Hang Lung Properties Ltd.	93,438	349,074
Hang Seng Bank Ltd.	31,974	512,816
Henderson Land Development Co., Ltd.	40,190	274,921
HKT Trust/HKT Ltd.	86,000	86,083
Hong Kong & China Gas Co., Ltd.	217,952	635,952
Hong Kong Exchanges and Clearing Ltd.	45,627	777,050
Hopewell Holdings Ltd.	24,851	100,684
Hutchison Whampoa Ltd.	88,571	923,072
Hysan Development Co., Ltd.	25,459	128,565
Kerry Properties Ltd.	30,232	134,169
Li & Fung Ltd.	245,038	337,764
Link REIT (REIT)	95,186	518,691
MTR Corp., Ltd.	60,529	240,555
New World Development Co., Ltd.	154,170	260,970
Noble Group Ltd.	157,979	154,750
NWS Holdings Ltd.	60,215	107,203
Orient Overseas International Ltd.	9,452	63,865
PCCW Ltd.	176,585	81,894
Power Assets Holdings Ltd.	57,996	547,270
Shangri-La Asia Ltd.	63,859	125,044
Sino Land Co., Ltd.	123,241	208,933
SJM Holdings Ltd.	81,000	202,225
Sun Hung Kai Properties Ltd.	65,278	879,618
Swire Pacific Ltd., Class A	28,331	361,138
Swire Properties Ltd.	48,800	173,196
Wharf Holdings Ltd.	63,330	564,561
Wheelock & Co., Ltd.	38,116	203,038
Wing Hang Bank Ltd.	7,856	83,493
Yue Yuen Industrial Holdings Ltd.	29,699	96,796

		14,349,215

Ireland (1.1%)
CRH plc	30,315	669,157
Eaton Corp. plc	163,471	10,012,599
Elan Corp. plc*	21,089	242,458
Experian plc	42,166	730,388
Irish Bank Resolution Corp., Ltd.(b)*†	67,703	—
James Hardie Industries plc (CDI)	18,042	188,032
Kerry Group plc, Class A	6,232	371,345
Shire plc	23,402	712,586

		12,926,565

Israel (0.2%)
Bank Hapoalim B.M.*	44,070	199,665
Bank Leumi Le-Israel B.M.*	52,026	183,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bezeq Israeli Telecommunication Corp., Ltd.	84,889	$117,621
Delek Group Ltd.	194	54,454
Israel Chemicals Ltd.	18,591	240,217
Israel Corp., Ltd.	106	80,430
Mellanox Technologies Ltd.*	1,625	89,795
Mizrahi Tefahot Bank Ltd.*	5,378	57,366
NICE Systems Ltd.*	2,354	86,525
Teva Pharmaceutical Industries Ltd.	37,423	1,473,278

		2,582,714

Italy (0.7%)
Assicurazioni Generali S.p.A.	48,747	758,584
Atlantia S.p.A.	13,815	218,172
Banca Monte dei Paschi di Siena S.p.A.*	284,510	67,469
Banco Popolare S.c.a.r.l.*	70,544	88,935
Enel Green Power S.p.A.	70,467	132,150
Enel S.p.A.	274,801	896,838
Eni S.p.A.	106,205	2,386,515
Exor S.p.A.	2,827	78,962
Fiat Industrial S.p.A.	35,728	401,648
Fiat S.p.A.*	36,540	194,381
Finmeccanica S.p.A.*	17,836	85,737
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	40,558	51,131
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	420,647	615,774
Luxottica Group S.p.A.	6,877	344,766
Mediobanca S.p.A.	20,830	106,003
Pirelli & C. S.p.A.	9,309	97,670
Prysmian S.p.A.	8,507	175,020
Saipem S.p.A.	11,054	339,928
Snam S.p.A.	70,587	321,754
Telecom Italia S.p.A.	392,082	276,927
Telecom Italia S.p.A. (RNC)	249,757	153,672
Terna Rete Elettrica Nazionale S.p.A.	54,542	225,824
UniCredit S.p.A.*	169,121	721,903
Unione di Banche Italiane S.c.p.A.	35,163	129,542

		8,869,305

Japan (8.5%)
ABC-Mart, Inc.	1,240	47,224
Acom Co., Ltd.*	1,840	52,443
Advantest Corp.	6,698	93,922
Aeon Co., Ltd.	25,052	323,612
Aeon Credit Service Co., Ltd.	2,738	77,427
Aeon Mall Co., Ltd.	3,162	96,202
Air Water, Inc.	5,000	69,475
Aisin Seiki Co., Ltd.	8,038	294,162
Ajinomoto Co., Inc.	27,168	398,566
Alfresa Holdings Corp.	1,866	101,293
All Nippon Airways Co., Ltd.	50,302	103,666
Amada Co., Ltd.	13,148	86,736
Aozora Bank Ltd.	44,918	126,449
Asahi Glass Co., Ltd.	41,752	288,740
Asahi Group Holdings Ltd.	16,187	386,727
Asahi Kasei Corp.	53,078	356,917
Asics Corp.	5,948	97,812
Astellas Pharma, Inc.	18,530	996,035
Bank of Kyoto Ltd.	14,082	137,477
Bank of Yokohama Ltd.	50,700	292,992
Benesse Holdings, Inc.	2,674	113,624
Bridgestone Corp.	27,164	908,978
Brother Industries Ltd.	10,515	108,015
Calbee, Inc.	700	55,102
Canon, Inc.	47,330	1,734,621
Casio Computer Co., Ltd.	9,827	76,520
Central Japan Railway Co.	6,000	632,283
Chiba Bank Ltd.	31,672	227,442
Chiyoda Corp.	7,000	78,079
Chubu Electric Power Co., Inc.	26,854	326,350
Chugai Pharmaceutical Co., Ltd.	9,347	207,722
Chugoku Bank Ltd.	7,511	121,121
Chugoku Electric Power Co., Inc.	12,362	161,132
Citizen Holdings Co., Ltd.	11,652	59,290
Coca-Cola West Co., Ltd.	2,648	46,077
Cosmo Oil Co., Ltd.*	24,222	50,948
Credit Saison Co., Ltd.	6,316	157,271
Dai Nippon Printing Co., Ltd.	23,162	220,216
Daicel Corp.	12,955	100,877
Daido Steel Co., Ltd.	12,519	66,362
Daihatsu Motor Co., Ltd.	8,200	169,688
Dai-ichi Life Insurance Co., Ltd.	355	472,906
Daiichi Sankyo Co., Ltd.	28,187	541,971
Daikin Industries Ltd.	9,823	384,530
Dainippon Sumitomo Pharma Co., Ltd.	6,992	123,447
Daito Trust Construction Co., Ltd.	3,038	260,119
Daiwa House Industry Co., Ltd.	21,658	422,185
Daiwa Securities Group, Inc.	69,476	488,587
DeNA Co., Ltd.	4,100	111,499
Denki Kagaku Kogyo KK	17,718	63,618
Denso Corp.	20,312	857,706
Dentsu, Inc.	7,591	225,629
Don Quijote Co., Ltd.	2,100	92,914
East Japan Railway Co.	14,020	1,151,268
Eisai Co., Ltd.	10,554	471,446
Electric Power Development Co., Ltd.	4,503	114,470
FamilyMart Co., Ltd.	2,304	105,122
FANUC Corp.	8,044	1,229,651
Fast Retailing Co., Ltd.	2,216	704,572
Fuji Electric Co., Ltd.	24,288	70,953
Fuji Heavy Industries Ltd.	24,480	385,917
Fujifilm Holdings Corp.	19,368	381,455
Fujitsu Ltd.	77,742	322,910
Fukuoka Financial Group, Inc.	30,983	154,693
Furukawa Electric Co., Ltd.	28,288	62,204
Gree, Inc.	4,100	51,481
GS Yuasa Corp.	15,963	66,474
Gunma Bank Ltd.	17,274	102,761
Hachijuni Bank Ltd.	16,088	95,877
Hakuhodo DY Holdings, Inc.	886	67,955
Hamamatsu Photonics KK	2,800	110,501
Hankyu Hanshin Holdings, Inc.	48,000	289,117
Hino Motors Ltd.	9,830	106,095
Hirose Electric Co., Ltd.	1,166	153,221
Hiroshima Bank Ltd.	19,000	91,634
Hisamitsu Pharmaceutical Co., Inc.	2,467	133,132
Hitachi Chemical Co., Ltd.	4,588	69,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co., Ltd.	4,751	$101,445
Hitachi High-Technologies Corp.	2,918	60,818
Hitachi Ltd.	196,211	1,138,059
Hitachi Metals Ltd.	7,386	70,380
Hokkaido Electric Power Co., Inc.*	8,468	86,358
Hokuriku Electric Power Co.	7,538	92,809
Honda Motor Co., Ltd.	68,104	2,604,498
Hoya Corp.	18,202	341,475
Hulic Co., Ltd.	10,400	85,290
Ibiden Co., Ltd.	5,334	83,068
Idemitsu Kosan Co., Ltd.	990	85,922
IHI Corp.	53,834	162,986
INPEX Corp.	92	492,569
Isetan Mitsukoshi Holdings Ltd.	14,848	213,725
Isuzu Motors Ltd.	49,138	295,971
ITOCHU Corp.	62,832	766,920
ITOCHU Techno-Solutions Corp.	1,134	56,016
Iyo Bank Ltd.	11,578	107,127
J. Front Retailing Co., Ltd.	21,068	163,826
Japan Airlines Co., Ltd.	2,315	107,837
Japan Exchange Group, Inc.	2,100	194,529
Japan Petroleum Exploration Co.	1,310	51,420
Japan Prime Realty Investment Corp. (REIT)	30	115,844
Japan Real Estate Investment Corp. (REIT)	25	345,514
Japan Retail Fund Investment Corp. (REIT)	86	212,865
Japan Steel Works Ltd.	14,022	73,882
Japan Tobacco, Inc.	46,000	1,468,423
JFE Holdings, Inc.	20,476	392,619
JGC Corp.	9,326	238,364
Joyo Bank Ltd.	25,480	141,563
JSR Corp.	7,418	151,299
JTEKT Corp.	9,882	92,905
Jupiter Telecommunications Co., Ltd.	84	110,025
JX Holdings, Inc.	93,778	525,001
Kajima Corp.	37,739	102,230
Kamigumi Co., Ltd.	8,704	79,796
Kaneka Corp.	12,644	72,800
Kansai Electric Power Co., Inc.*	31,323	296,476
Kansai Paint Co., Ltd.	9,452	104,626
Kao Corp.	21,967	709,403
Kawasaki Heavy Industries Ltd.	58,840	185,018
KDDI Corp.	22,400	933,978
Keikyu Corp.	19,466	202,859
Keio Corp.	24,347	208,722
Keisei Electric Railway Co., Ltd.	10,955	115,444
Keyence Corp.	1,953	597,508
Kikkoman Corp.	7,823	136,291
Kinden Corp.	3,696	24,186
Kintetsu Corp.	67,980	316,304
Kirin Holdings Co., Ltd.	35,991	577,707
Kobe Steel Ltd.*	104,095	121,639
Koito Manufacturing Co., Ltd.	5,000	85,781
Komatsu Ltd.	38,972	924,465
Konami Corp.	4,488	89,393
Konica Minolta Holdings, Inc.	19,436	141,432
Kubota Corp.	46,508	670,929
Kuraray Co., Ltd.	14,392	201,963
Kurita Water Industries Ltd.	4,314	95,459
Kyocera Corp.	6,404	584,377
Kyowa Hakko Kirin Co., Ltd.	10,267	116,047
Kyushu Electric Power Co., Inc.*	17,788	181,026
Lawson, Inc.	2,480	190,212
LIXIL Group Corp.	11,123	221,196
M3, Inc.	30	58,416
Mabuchi Motor Co., Ltd.	1,052	56,548
Makita Corp.	4,646	205,809
Marubeni Corp.	68,668	522,296
Marui Group Co., Ltd.	9,886	102,184
Maruichi Steel Tube Ltd.	2,016	46,880
Mazda Motor Corp.*	110,679	323,331
McDonald’s Holdings Co. Japan Ltd.	2,980	80,218
Medipal Holdings Corp.	6,522	91,246
MEIJI Holdings Co., Ltd.	2,434	111,312
Miraca Holdings, Inc.	2,100	100,611
Mitsubishi Chemical Holdings Corp.	56,359	267,022
Mitsubishi Corp.	58,684	1,097,189
Mitsubishi Electric Corp.	80,371	649,730
Mitsubishi Estate Co., Ltd.	53,011	1,492,879
Mitsubishi Gas Chemical Co., Inc.	14,711	96,891
Mitsubishi Heavy Industries Ltd.	127,256	732,700
Mitsubishi Logistics Corp.	6,008	110,797
Mitsubishi Materials Corp.	45,819	128,985
Mitsubishi Motors Corp.*	164,218	170,960
Mitsubishi Tanabe Pharma Corp.	9,290	142,111
Mitsubishi UFJ Financial Group, Inc.	532,016	3,187,518
Mitsubishi UFJ Lease & Finance Co., Ltd.	26,000	135,614
Mitsui & Co., Ltd.	72,554	1,015,841
Mitsui Chemicals, Inc.	39,288	85,141
Mitsui Fudosan Co., Ltd.	35,427	1,005,587
Mitsui O.S.K. Lines Ltd.	44,575	146,318
Mizuho Financial Group, Inc.	954,202	2,037,442
MS&AD Insurance Group Holdings, Inc.	21,198	469,065
Murata Manufacturing Co., Ltd.	8,471	637,114
Nabtesco Corp.	3,800	77,586
Namco Bandai Holdings, Inc.	7,219	127,302
NEC Corp.	108,742	288,793
Nexon Co., Ltd.	4,800	46,554
NGK Insulators Ltd.	10,267	108,958
NGK Spark Plug Co., Ltd.	7,948	121,329
NHK Spring Co., Ltd.	7,475	77,740
Nidec Corp.	4,546	271,403
Nikon Corp.	14,259	334,000
Nintendo Co., Ltd.	4,439	478,630
Nippon Building Fund, Inc. (REIT)	28	391,438
Nippon Electric Glass Co., Ltd.	17,022	84,445
Nippon Express Co., Ltd.	34,427	164,574
Nippon Meat Packers, Inc.	8,075	130,130
Nippon Paper Group, Inc.†	4,330	66,053
Nippon Steel & Sumitomo Metal Corp.	317,698	803,231
Nippon Telegraph & Telephone Corp.	18,187	792,125
Nippon Yusen KK	65,442	167,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon City Bank Ltd.	29,480	$90,819
Nissan Motor Co., Ltd.	103,848	1,000,586
Nisshin Seifun Group, Inc.	7,138	94,026
Nissin Foods Holdings Co., Ltd.	2,606	119,455
Nitori Holdings Co., Ltd.	1,325	102,048
Nitto Denko Corp.	6,911	413,331
NKSJ Holdings, Inc.	15,604	326,385
NOK Corp.	4,664	67,036
Nomura Holdings, Inc.	151,608	934,112
Nomura Real Estate Holdings, Inc.	4,175	93,138
Nomura Real Estate Office Fund, Inc. (REIT)	10	73,511
Nomura Research Institute Ltd.	3,988	102,861
NSK Ltd.	17,970	136,109
NTT Data Corp.	52	170,967
NTT DOCOMO, Inc.	638	946,139
NTT Urban Development Corp.	53	63,509
Obayashi Corp.	25,666	122,420
Odakyu Electric Railway Co., Ltd.	26,103	324,433
Oji Holdings Corp.	31,612	118,207
Olympus Corp.*	8,252	194,959
Omron Corp.	8,444	212,591
Ono Pharmaceutical Co., Ltd.	3,475	214,477
Oracle Corp. Japan	1,640	73,781
Oriental Land Co., Ltd.	2,086	341,259
ORIX Corp.	43,710	555,342
Osaka Gas Co., Ltd.	77,868	339,977
Otsuka Corp.	539	58,575
Otsuka Holdings Co., Ltd.	15,100	523,732
Panasonic Corp.	92,186	689,424
Park24 Co., Ltd.	3,600	70,367
Rakuten, Inc.	30,300	309,325
Resona Holdings, Inc.	78,702	413,847
Ricoh Co., Ltd.	26,480	286,362
Rinnai Corp.	1,184	84,145
Rohm Co., Ltd.	3,926	135,753
Sankyo Co., Ltd.	2,198	102,738
Sanrio Co., Ltd.	2,000	88,490
Santen Pharmaceutical Co., Ltd.	2,931	135,598
SBI Holdings, Inc.	8,530	75,210
Secom Co., Ltd.	8,727	449,167
Sega Sammy Holdings, Inc.	8,275	165,702
Sekisui Chemical Co., Ltd.	17,214	189,448
Sekisui House Ltd.	22,970	311,114
Seven & I Holdings Co., Ltd.	31,412	1,039,447
Seven Bank Ltd.	23,500	75,392
Sharp Corp.*	40,938	116,549
Shikoku Electric Power Co., Inc.*	6,543	93,000
Shimadzu Corp.	10,140	71,848
Shimamura Co., Ltd.	846	98,678
Shimano, Inc.	3,036	247,692
Shimizu Corp.	25,910	84,775
Shin-Etsu Chemical Co., Ltd.	17,164	1,132,293
Shinsei Bank Ltd.	63,173	144,284
Shionogi & Co., Ltd.	12,507	252,571
Shiseido Co., Ltd.	15,022	210,166
Shizuoka Bank Ltd.	21,724	244,391
Showa Denko KK	54,382	81,456
Showa Shell Sekiyu KK	8,275	58,457
SMC Corp.	2,348	453,462
Softbank Corp.	39,572	1,816,020
Sojitz Corp.	55,642	86,890
Sony Corp.	41,964	724,401
Sony Financial Holdings, Inc.	7,000	104,106
Stanley Electric Co., Ltd.	6,384	110,068
Sumco Corp.	5,052	56,888
Sumitomo Chemical Co., Ltd.	62,158	194,130
Sumitomo Corp.	47,028	591,004
Sumitomo Electric Industries Ltd.	31,460	383,997
Sumitomo Heavy Industries Ltd.	24,784	97,677
Sumitomo Metal Mining Co., Ltd.	22,784	321,423
Sumitomo Mitsui Financial Group, Inc.	56,068	2,287,153
Sumitomo Mitsui Trust Holdings, Inc.	130,268	615,810
Sumitomo Realty & Development Co., Ltd.	15,526	601,182
Sumitomo Rubber Industries Ltd.	7,636	127,355
Suruga Bank Ltd.	7,890	126,310
Suzuken Co., Ltd.	2,706	97,880
Suzuki Motor Corp.	15,236	339,729
Sysmex Corp.	2,900	176,215
T&D Holdings, Inc.	24,168	287,289
Taiheiyo Cement Corp.	43,000	102,778
Taisei Corp.	40,183	111,412
Taisho Pharmaceutical Holdings Co., Ltd.	1,371	96,852
Taiyo Nippon Sanso Corp.	10,392	71,977
Takashimaya Co., Ltd.	11,955	118,109
Takeda Pharmaceutical Co., Ltd.	32,923	1,797,676
TDK Corp.	5,071	176,961
Teijin Ltd.	42,250	97,395
Terumo Corp.	6,350	271,512
THK Co., Ltd.	5,408	106,626
Tobu Railway Co., Ltd.	42,991	246,159
Toho Co., Ltd.	5,046	105,278
Toho Gas Co., Ltd.	15,592	99,049
Tohoku Electric Power Co., Inc.*	18,459	146,676
Tokio Marine Holdings, Inc.	28,915	830,575
Tokyo Electric Power Co., Inc.*	58,158	143,333
Tokyo Electron Ltd.	7,136	302,466
Tokyo Gas Co., Ltd.	102,711	554,280
Tokyu Corp.	47,011	347,083
Tokyu Land Corp.	16,592	155,459
TonenGeneral Sekiyu KK	10,830	107,109
Toppan Printing Co., Ltd.	21,910	157,340
Toray Industries, Inc.	61,774	417,361
Toshiba Corp.	167,683	847,900
TOTO Ltd.	12,267	109,723
Toyo Seikan Kaisha Ltd.	6,704	92,155
Toyo Suisan Kaisha Ltd.	3,756	115,710
Toyoda Gosei Co., Ltd.	2,942	70,350
Toyota Boshoku Corp.	2,992	42,082
Toyota Industries Corp.	6,818	249,514
Toyota Motor Corp.	115,136	5,901,431
Toyota Tsusho Corp.	8,914	227,076
Trend Micro, Inc.	4,182	116,884
Tsumura & Co.	2,604	95,020
Ube Industries Ltd.	45,123	88,679
Unicharm Corp.	4,794	273,477
Ushio, Inc.	4,564	46,496
USS Co., Ltd.	871	99,929
West Japan Railway Co.	7,000	336,113
Yahoo! Japan Corp.	607	278,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yakult Honsha Co., Ltd.	3,907	$157,301
Yamada Denki Co., Ltd.	3,512	160,425
Yamaguchi Financial Group, Inc.	7,763	77,271
Yamaha Corp.	6,979	67,614
Yamaha Motor Co., Ltd.	11,232	151,057
Yamato Holdings Co., Ltd.	15,636	282,705
Yamato Kogyo Co., Ltd.	1,854	50,557
Yamazaki Baking Co., Ltd.	5,571	73,384
Yaskawa Electric Corp.	9,140	91,366
Yokogawa Electric Corp.	8,903	88,902

		101,571,647

Luxembourg (1.0%)
ArcelorMittal S.A.	41,565	535,465
Millicom International Cellular S.A. (SDR)	2,644	211,186
SES S.A. (FDR)	12,685	397,563
Tenaris S.A.	19,714	400,536
Tenaris S.A. (ADR)	246,195	10,039,832

		11,584,582

Macau (0.1%)
MGM China Holdings Ltd.	42,400	90,671
Sands China Ltd.	101,067	524,048
Wynn Macau Ltd.*	64,400	170,902

		785,621

Mexico (0.0%)
Fresnillo plc	7,485	154,219

Netherlands (2.6%)
Aegon N.V.	74,095	445,545
Akzo Nobel N.V.	9,946	631,344
ASML Holding N.V.	13,146	884,182
Core Laboratories N.V.	51,400	7,089,088
Corio N.V. (REIT)	2,895	135,060
D.E Master Blenders 1753 N.V.*	21,109	326,056
Delta Lloyd N.V.	7,386	126,678
Fugro N.V. (CVA)	2,809	155,479
Gemalto N.V.	3,307	288,469
Heineken Holding N.V.	4,209	269,711
Heineken N.V.	9,619	725,011
ING Groep N.V. (CVA)*	159,905	1,134,942
Koninklijke (Royal) KPN N.V.	41,528	139,683
Koninklijke Ahold N.V.	42,079	644,840
Koninklijke Boskalis Westminster N.V.	3,174	126,086
Koninklijke DSM N.V.	6,438	374,748
Koninklijke Philips Electronics N.V.	39,959	1,182,447
Koninklijke Vopak N.V.	2,935	176,938
QIAGEN N.V.*	9,868	205,678
Randstad Holding N.V.	5,028	205,858
Reed Elsevier N.V.	28,755	492,628
Royal Dutch Shell plc, Class A	156,062	5,048,464
Royal Dutch Shell plc, Class B	109,383	3,631,514
TNT Express N.V.	12,981	95,146
Unilever N.V. (N.Y. Shares)	89,540	3,671,140
Unilever N.V. (CVA)	68,008	2,785,711
Wolters Kluwer N.V.	12,603	275,203
Ziggo N.V.	5,010	176,189

		31,443,838

New Zealand (0.1%)
Auckland International Airport Ltd.	41,132	101,353
Contact Energy Ltd.	15,903	75,844
Fletcher Building Ltd.	28,545	204,683
SKYCITY Entertainment Group Ltd.	25,512	94,135
Telecom Corp. of New Zealand Ltd.	75,868	148,540

		624,555

Norway (0.3%)
Aker Solutions ASA	6,585	122,438
DNB ASA	40,799	598,285
Gjensidige Forsikring ASA	7,990	131,804
Norsk Hydro ASA	38,868	167,963
Orkla ASA	31,903	255,082
Seadrill Ltd.	14,693	532,553
Statoil ASA	46,592	1,126,361
Telenor ASA	29,306	640,736
Yara International ASA	7,712	349,372
Yara International ASA (ADR)	5,000	228,000

		4,152,594

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	87,969	90,098
EDP - Energias de Portugal S.A.	79,676	245,323
Galp Energia SGPS S.A., Class B	11,268	176,504
Jeronimo Martins SGPS S.A.	9,195	179,098
Portugal Telecom SGPS S.A. (Registered)	26,071	129,131

		820,154

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	77,522	162,500
CapitaCommercial Trust (REIT).	79,000	100,951
CapitaLand Ltd.	106,502	303,102
CapitaMall Trust (REIT)	97,267	163,896
CapitaMalls Asia Ltd.	60,421	99,861
City Developments Ltd.	20,280	185,248
ComfortDelGro Corp., Ltd.	83,550	128,658
DBS Group Holdings Ltd.	76,795	990,624
Genting Singapore plc	255,261	307,667
Global Logistic Properties Ltd.	89,000	187,995
Golden Agri-Resources Ltd.	301,537	141,002
Hutchison Port Holdings Trust, Class U	218,000	185,300
Jardine Cycle & Carriage Ltd.	4,449	183,398
Keppel Corp., Ltd.	59,685	538,938
Keppel Land Ltd.	33,000	104,825
Olam International Ltd.	61,924	85,870
Oversea-Chinese Banking Corp., Ltd.	107,922	926,649
SembCorp Industries Ltd.	40,812	170,770
SembCorp Marine Ltd.	32,626	116,526
Singapore Airlines Ltd.	22,682	198,777
Singapore Exchange Ltd.	35,302	219,152
Singapore Press Holdings Ltd.	67,523	243,885
Singapore Technologies Engineering Ltd.	64,019	222,455
Singapore Telecommunications Ltd.	333,119	964,161
StarHub Ltd.	26,724	93,723
United Overseas Bank Ltd.	53,826	884,407
UOL Group Ltd.	20,532	115,543
Wilmar International Ltd.	80,455	223,784

		8,249,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Spain (1.1%)
Abertis Infraestructuras S.A.	15,307	$257,235
Acciona S.A.	972	52,991
ACS Actividades de Construccion y Servicios S.A.	5,733	133,786
Amadeus IT Holding S.A., Class A	13,080	353,356
Banco Bilbao Vizcaya Argentaria S.A.	227,481	1,972,067
Banco de Sabadell S.A.*	118,704	217,894
Banco Popular Espanol S.A.	220,458	163,339
Banco Santander S.A.	439,974	2,956,387
Bankia S.A.*	44,263	9,362
CaixaBank	46,887	158,669
Distribuidora Internacional de Alimentacion S.A.	25,500	176,380
Enagas S.A.	7,973	185,650
Ferrovial S.A.	16,842	267,271
Gas Natural SDG S.A.	14,622	258,844
Grifols S.A.*	6,226	230,845
Iberdrola S.A.	196,695	916,001
Inditex S.A.	9,108	1,207,204
Mapfre S.A.	34,107	105,409
Red Electrica Corporacion S.A.	4,518	227,312
Repsol S.A.	34,801	707,063
Telefonica S.A.	170,998	2,299,343
Zardoya Otis S.A.	6,826	91,261

		12,947,669

Sweden (1.3%)
Alfa Laval AB	14,009	322,679
Assa Abloy AB, Class B	13,948	569,559
Atlas Copco AB, Class A	28,034	795,864
Atlas Copco AB, Class B	16,291	411,491
Boliden AB	11,418	183,801
Electrolux AB	10,043	255,523
Elekta AB, Class B	15,386	233,627
Getinge AB, Class B	8,355	255,142
Hennes & Mauritz AB, Class B	39,637	1,417,226
Hexagon AB, Class B	9,885	269,251
Husqvarna AB, Class B*	17,915	105,732
Industrivarden AB, Class C	5,200	94,639
Investment AB Kinnevik, Class B	8,591	208,165
Investor AB, Class B	19,015	549,159
Lundin Petroleum AB*	9,290	201,010
Nordea Bank AB	109,901	1,244,630
Ratos AB, Class B	8,510	89,912
Sandvik AB	41,895	644,187
Scania AB, Class B	13,359	279,416
Securitas AB, Class B	12,383	116,580
Skandinaviska Enskilda Banken AB, Class A	58,886	591,431
Skanska AB, Class B	15,862	286,738
SKF AB, Class B	16,368	399,118
Svenska Cellulosa AB, Class B*	24,240	624,920
Svenska Handelsbanken AB, Class A	20,738	886,287
Swedbank AB, Class A	33,752	767,591
Swedish Match AB	8,600	266,979
Tele2 AB, Class B	13,268	230,888
Telefonaktiebolaget LM Ericsson, Class B	127,053	1,583,154
TeliaSonera AB	90,386	645,381
Volvo AB, Class B	62,822	913,426

		15,443,506

Switzerland (9.5%)
ABB Ltd. (Registered)*	91,805	2,070,520
Actelion Ltd. (Registered)*	4,400	238,934
Adecco S.A. (Registered)*	5,531	302,973
Aryzta AG*	3,641	214,977
Baloise Holding AG (Registered)	1,964	183,925
Banque Cantonale Vaudoise (Registered)	134	74,813
Barry Callebaut AG (Registered)*	68	65,579
Cie Financiere Richemont S.A., Class A	21,793	1,710,290
Credit Suisse Group AG (Registered)*	52,356	1,373,842
EMS-Chemie Holding AG (Registered)	320	96,239
Geberit AG (Registered)*	1,540	379,119
Givaudan S.A. (Registered)*	347	426,211
Glencore International plc	163,014	882,030
Holcim Ltd. (Registered)*	9,559	761,760
Julius Baer Group Ltd.*	9,047	351,759
Kuehne + Nagel International AG (Registered)	2,254	245,748
Lindt & Spruengli AG*	35	134,683
Lindt & Spruengli AG (Registered)*	5	225,640
Lonza Group AG (Registered)*	2,117	137,372
Nestle S.A. (Registered)	281,862	20,383,257
Nestle S.A. (Registered) (ADR)	134,170	9,723,300
Noble Corp.	554,282	21,145,858
Novartis AG (Registered)	120,801	8,583,196
Novartis AG (ADR)	54,051	3,850,593
Pargesa Holding S.A	1,194	81,063
Partners Group Holding AG	723	178,446
Roche Holding AG	29,331	6,828,348
Schindler Holding AG	2,029	297,307
Schindler Holding AG (Registered)	861	122,806
SGS S.A. (Registered)	229	561,584
Sika AG	90	218,624
Sonova Holding AG (Registered)*	2,091	250,885
STMicroelectronics N.V.	26,609	204,653
Sulzer AG (Registered)	991	169,325
Swatch Group AG	1,288	748,948
Swatch Group AG (Registered)	1,812	183,911
Swiss Life Holding AG (Registered)*	1,266	187,640
Swiss Prime Site AG (Registered)*	2,237	181,095
Swiss Reinsurance AG*	14,703	1,195,693
Swisscom AG (Registered)	973	450,165
Syngenta AG (Registered)	3,888	1,621,877
Syngenta AG (ADR)	53,684	4,496,035
Transocean Ltd. (BATS Europe
Exchange)*	15,005	778,148
Transocean Ltd. (New York
Exchange)*	153,350	7,968,066
UBS AG (Registered)	152,023	2,330,069
Weatherford International Ltd.*	594,491	7,217,121
Wolseley plc	11,438	568,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Xstrata plc	87,750	$1,423,983
Zurich Insurance Group AG*	6,153	1,712,444

		113,539,684

United Kingdom (12.2%)
3i Group plc	40,321	193,600
Aberdeen Asset Management plc	36,286	236,638
Admiral Group plc	8,352	169,037
Aggreko plc	11,202	303,312
AMEC plc	12,663	203,183
Anglo American plc	58,067	1,492,850
Antofagasta plc	16,463	246,145
ARM Holdings plc	57,591	805,936
Associated British Foods plc	14,873	429,603
AstraZeneca plc	51,985	2,606,229
Aviva plc	122,964	553,413
Babcock International Group plc	15,040	248,635
BAE Systems plc	135,699	812,999
Balfour Beatty plc	28,158	100,458
Barclays plc	485,488	2,147,740
BG Group plc	142,012	2,436,158
BHP Billiton plc	88,176	2,565,698
BP plc	795,903	5,561,731
British American Tobacco plc	272,396	14,597,974
British American Tobacco plc (ADR)	66,362	7,104,052
British Land Co. plc (REIT)	35,485	293,043
British Sky Broadcasting Group plc	44,343	594,939
BT Group plc	328,874	1,389,187
Bunzl plc	13,860	272,722
Burberry Group plc	18,451	372,590
Capita plc	27,324	373,242
Carnival plc	7,612	266,482
Centrica plc	217,026	1,212,528
Cobham plc	44,309	163,600
Compass Group plc	76,743	980,083
Croda International plc	5,648	235,400
Diageo plc	439,811	13,866,619
Diageo plc (ADR)	78,038	9,820,302
Eurasian Natural Resources Corp	11,450	42,816
Evraz plc	11,173	37,689
G4S plc	58,891	260,750
GKN plc	68,075	273,590
GlaxoSmithKline plc	204,965	4,791,413
Hammerson plc (REIT)	29,758	222,416
Hargreaves Lansdown plc	9,626	126,956
HSBC Holdings plc	768,416	8,202,177
ICAP plc	21,779	96,099
IMI plc	13,423	264,123
Imperial Tobacco Group plc	41,196	1,439,065
Inmarsat plc	18,570	198,219
InterContinental Hotels Group plc	11,232	342,524
International Consolidated Airlines Group S.A.*	36,894	141,878
Intertek Group plc	6,713	346,088
Intu Properties plc (REIT)	22,214	112,836
Invensys plc	33,661	179,421
Investec plc	22,135	154,376
ITV plc	155,127	305,006
J Sainsbury plc	51,240	294,687
Johnson Matthey plc	8,555	298,975
Kazakhmys plc	9,465	56,433
Kingfisher plc	98,922	432,584
Land Securities Group plc (REIT)	32,550	410,008
Legal & General Group plc	246,807	647,644
Lloyds Banking Group plc*	1,762,018	1,303,576
London Stock Exchange Group plc	7,155	141,984
Marks & Spencer Group plc	67,137	397,844
Meggitt plc	32,771	244,488
Melrose Industries plc	50,233	202,647
National Grid plc	151,886	1,765,491
Next plc	6,734	446,728
Old Mutual plc	204,259	629,102
Pearson plc	34,109	613,631
Petrofac Ltd.	10,830	235,809
Prudential plc	106,744	1,727,347
Randgold Resources Ltd.	3,648	314,840
Reckitt Benckiser Group plc	27,018	1,936,857
Reed Elsevier plc	50,110	594,651
Resolution Ltd.	59,202	245,126
Rexam plc	32,976	264,306
Rio Tinto plc	307,628	14,420,072
Rio Tinto plc (ADR)	87,653	4,126,703
Rolls-Royce Holdings plc*	78,165	1,342,076
Royal Bank of Scotland Group plc*	88,700	371,306
RSA Insurance Group plc	149,902	265,123
SABMiller plc	39,974	2,103,981
Sage Group plc	50,634	263,659
Schroders plc	4,556	145,929
Segro plc (REIT)	30,290	117,039
Serco Group plc	20,809	198,246
Severn Trent plc	9,950	258,829
Smith & Nephew plc	37,678	435,099
Smiths Group plc	16,409	313,403
SSE plc	40,011	902,194
Standard Chartered plc	100,656	2,605,363
Standard Life plc	98,440	546,396
Subsea 7 S.A.	11,749	274,577
Tate & Lyle plc	19,461	251,345
Tesco plc	335,722	1,946,335
TUI Travel plc	17,747	87,800
Tullow Oil plc	37,891	708,730
Unilever plc	53,582	2,266,598
United Utilities Group plc	28,467	306,456
Vedanta Resources plc	4,113	62,807
Vodafone Group plc	2,053,336	5,821,811
Weir Group plc	8,872	305,065
Whitbread plc	7,454	290,851
WM Morrison Supermarkets plc	93,587	392,758
WPP plc	52,754	840,848

		145,369,727

United States (2.2%)
Bunge Ltd.	29,718	2,194,080
Schlumberger Ltd.	314,944	23,586,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sims Metal Management Ltd.	7,315	$76,389

		25,856,625

Total Common Stocks (70.4%) (Cost $597,437,886)		839,301,290

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares FTSE China 25 Index Fund	92,410	3,409,929
iShares MSCI Australia Index Fund	77,515	2,096,006
iShares MSCI Austria Capped Investable Market Index Fund	131,337	2,258,996
iShares MSCI Belgium Capped Investable Market Index Fund	77,297	1,096,071
iShares MSCI BRIC Index Fund	76,516	2,972,647
iShares MSCI Canada Index Fund	44,758	1,276,051
iShares MSCI EAFE Index Fund	554,866	32,725,997
iShares MSCI EAFE Small Cap Index Fund	47,600	2,092,496
iShares MSCI Emerging Markets Index Fund	64,132	2,743,567
iShares MSCI France Index Fund	112,967	2,621,964
iShares MSCI Germany Index Fund	300,010	7,341,245
iShares MSCI Hong Kong Index Fund	21,077	418,168
iShares MSCI Indonesia Investable Market Index Fund	13,400	466,856
iShares MSCI Israel Capped Investable Market Index Fund	9,500	429,305
iShares MSCI Italy Capped Index Fund	298,048	3,516,966
iShares MSCI Japan Index Fund	893,080	9,645,264
iShares MSCI Malaysia Index Fund	20,262	303,322
iShares MSCI Mexico Capped Investable Market Index Fund	4,848	361,612
iShares MSCI Netherlands Investable Market Index Fund	93,793	1,931,198
iShares MSCI Pacific ex-Japan Index Fund	131,592	6,540,122
iShares MSCI Poland Capped Investable Market Index Fund	7,700	197,890
iShares MSCI Singapore Index Fund	38,226	533,635
iShares MSCI South Korea Capped Index Fund	6,000	356,580
iShares MSCI Spain Capped Index Fund	55,621	1,574,074
iShares MSCI Sweden Index Fund	49,603	1,612,593
iShares MSCI Switzerland Capped Index Fund	30,300	889,608
iShares MSCI Thailand Capped Investable Market Index Fund	3,868	352,375
iShares MSCI Turkey Index Fund	5,584	397,525
iShares MSCI United Kingdom Index Fund	66,400	1,213,128
iShares S&P Europe 350 Index Fund	373,366	14,826,364
iShares S&P Latin America 40 Index Fund	35,047	1,529,801
SPDR DJ EURO Stoxx 50 Fund	49,064	1,621,075
SPDR S&P Emerging Asia Pacific ETF	36,279	2,767,725
SPDR S&P Emerging Europe ETF	11,967	493,639
Vanguard FTSE Emerging Markets ETF	6,000	257,340
Vanguard MSCI EAFE ETF	174,400	6,353,392

Total Investment Companies (10.0%) (Cost $98,530,935)		119,224,526

Total Investments (80.4%) (Cost $695,968,821)		958,525,816

Other Assets Less Liabilities (19.6%)		232,976,129

Net Assets (100%)		$1,191,501,945

*	Non-income producing.

†	Securities (totaling $66,053 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.4%
Consumer Staples	10.3
Energy	12.5
Exchange Traded Funds	10.0
Financials	10.2
Health Care	4 .6
Industrials	11.9
Information Technology	1.7
Materials	11.3
Telecommunication Services	2.0
Utilities	1.5
Cash and Other	19.6

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A	$1,446,113	$—	$123,267	$1,268,988	$—	$(16,811)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,692	June-13	$91,376,871	$88,131,903	$(3,244,968)
FTSE 100 Index	602	June-13	58,892,249	58,093,161	(799,088)
SPI 200 Index	179	June-13	23,577,816	23,141,978	(435,838)
TOPIX Index	532	June-13	55,875,073	58,803,421	2,928,348

					$(1,551,546)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	1,500	$1,561,725	$1,533,165	$28,560
British Pound vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	2,800	4,254,460	4,176,844	77,616
European Union Euro vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	9,500	12,177,575	12,309,625	(132,050)
Japanese Yen vs. U.S. Dollar, expiring 6/14/13	Credit Suisse First Boston	125,000	1,327,880	1,302,748	25,132

					$(742)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$52,275,605	$—	$52,275,605
Consumer Staples	32,512,874	90,316,147	—	122,829,021
Energy	115,044,104	34,210,817	—	149,254,921
Financials	3,070,050	118,639,200	—	121,709,250
Health Care	3,850,593	50,826,096	—	54,676,689
Industrials	82,315,680	59,634,229	—	141,949,909
Information Technology	—	20,725,457	—	20,725,457
Materials	57,876,927	77,013,156	66,053	134,956,136
Telecommunication Services	—	23,491,567	—	23,491,567
Utilities	—	17,432,735	—	17,432,735
Forward Currency Contracts	—	131,308	—	131,308
Futures	2,928,348	—	—	2,928,348
Investment Companies
Exchange Traded Funds (ETFs)	119,224,526	—	—	119,224,526

Total Assets	$416,823,102	$544,696,317	$66,053	$961,585,472

Liabilities:
Forward Currency Contracts	$—	$(132,050)	$—	$(132,050)
Futures	(4,479,894)	—	—	(4,479,894)

Total Liabilities	$(4,479,894)	$(132,050)	$—	$(4,611,944)

Total	$412,343,208	$544,564,267	$66,053	$956,973,528

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Staples	Investments in Common Stocks -Financials†	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials
Balance as of 12/31/12	$—	$—	$10,450	$—
Total gains or losses (realized/unrealized) included in earnings	1,743	—	(82)	5,861
Purchases	—	—	—	—
Sales	(1,743)	—	—	—
Issuances	—	—	—	—
Settlements	—	—	(10,368)	—
Transfers into Level 3	—	—	—	60,192
Transfers out of Level 3	—	—	—	—

Balance as of 03/31/13	$—	$—	$—	$66,053

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$—	$—	$5,861

† Security held with $0 cost and market value.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,522,262
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$58,584,108

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,114,082
Aggregate gross unrealized depreciation	(62,903,806)

Net unrealized appreciation	$221,210,276

Federal income tax cost of investments	$737,315,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.1%)
Abacus Property Group (REIT)	33,510	$75,011
Acrux Ltd.	19,926	80,494
Adelaide Brighton Ltd.	55,151	203,268
AGL Energy Ltd.	67,296	1,111,234
ALS Ltd.	41,531	452,723
Alumina Ltd.*	302,668	349,786
Amcor Ltd.	148,764	1,437,339
AMP Ltd.	362,713	1,967,497
Ansell Ltd.	16,804	281,152
APA Group	100,924	626,259
Aquila Resources Ltd.*	23,417	48,030
Ardent Leisure Group	46,186	68,283
Aristocrat Leisure Ltd.	62,229	237,130
Arrium Ltd.	154,668	140,098
Asciano Ltd.	120,122	699,113
ASX Ltd.	21,592	813,570
Atlas Iron Ltd.	106,205	122,739
Aurizon Holdings Ltd.	217,531	912,724
Aurora Oil & Gas Ltd.*	53,025	182,183
Ausdrill Ltd.	32,201	97,226
Australand Property Group (REIT)	29,158	104,735
Australia & New Zealand Banking Group Ltd.	337,510	10,025,400
Australian Infrastructure Fund	75,227	239,667
AWE Ltd.*	65,507	88,322
Bank of Queensland Ltd.	38,248	384,281
Beach Energy Ltd.	147,719	216,855
Beadell Resources Ltd.*	83,538	79,148
Bendigo and Adelaide Bank Ltd.	49,205	526,130
BHP Billiton Ltd.	395,638	13,494,449
Billabong International Ltd.*	49,934	37,952
BlueScope Steel Ltd.*	63,415	330,783
Boral Ltd.	92,382	472,261
Bradken Ltd.	19,914	134,975
Brambles Ltd.	191,399	1,687,860
Breville Group Ltd.	11,562	71,023
Buru Energy, Ltd.*	25,427	65,389
BWP Trust (REIT)	50,900	126,127
Cabcharge Australia Ltd.	13,930	66,280
Caltex Australia Ltd.	16,644	369,972
Cardno Ltd.	16,909	120,945
carsales.com Ltd.	26,455	258,910
CFS Retail Property Trust Group (REIT)	288,898	604,580
Challenger Ltd.	67,816	271,835
Charter Hall Group (REIT)	27,673	110,349
Charter Hall Retail REIT (REIT)	33,301	135,565
Coalspur Mines Ltd.*	53,174	28,511
Coca-Cola Amatil Ltd.	65,123	988,565
Cochlear Ltd.	7,014	496,944
Commonwealth Bank of Australia	198,385	14,047,366
Commonwealth Property Office Fund (REIT)	286,159	330,707
Computershare Ltd.	63,165	670,795
Crown Ltd.	46,985	601,697
CSL Ltd.	61,842	3,813,630
CSR Ltd.	62,759	134,604
Cudeco Ltd.*	18,577	65,954
David Jones Ltd.	65,550	204,060
Decmil Group Ltd.	16,346	39,994
Dexus Property Group (REIT)	595,626	644,941
Discovery Metals Ltd.*	50,919	33,399
Downer EDI Ltd.	50,823	262,455
Drillsearch Energy Ltd.*	44,548	57,745
DUET Group	127,727	305,861
DuluxGroup Ltd	44,557	206,438
Echo Entertainment Group Ltd.	84,203	305,084
Emeco Holdings Ltd.	70,739	46,031
Energy World Corp., Ltd.*	80,215	30,901
Envestra Ltd.	94,688	104,007
Evolution Mining Ltd.*	56,120	85,599
Fairfax Media Ltd.	253,143	166,043
Federation Centres Ltd. (REIT)	175,034	430,078
FKP Property Group	21,682	35,667
Fleetwood Corp., Ltd.	6,292	60,924
FlexiGroup Ltd.	24,447	102,576
Flight Centre Ltd.	6,843	239,386
Fortescue Metals Group Ltd.	209,748	860,414
Goodman Fielder Ltd.*	202,442	149,648
Goodman Group (REIT)	186,463	927,970
GPT Group (REIT)	200,869	775,890
GrainCorp Ltd., Class A	28,139	342,188
GUD Holdings Ltd.	8,934	66,786
GWA Group Ltd.	33,974	89,138
Harvey Norman Holdings Ltd.	70,702	200,959
Horizon Oil Ltd.*	125,582	54,261
iiNET Ltd.	13,355	72,304
Iluka Resources Ltd.	51,911	505,341
Imdex Ltd.	24,276	30,962
Incitec Pivot Ltd.	200,540	645,168
Independence Group NL	28,611	118,260
Insurance Australia Group Ltd.	255,370	1,518,166
Investa Office Fund (REIT)	75,072	239,173
Invocare Ltd.	13,289	151,918
IOOF Holdings Ltd.	25,552	220,809
Iress Ltd.	12,704	102,904
JB Hi-Fi Ltd.	11,985	184,178
Karoon Gas Australia Ltd.*	20,970	111,785
Kingsgate Consolidated Ltd.	19,347	78,357
Leighton Holdings Ltd.	20,280	433,692
Lend Lease Group	64,516	685,142
Lynas Corp., Ltd.*	228,600	133,284
M2 Telecommunications Group Ltd.	17,610	90,023
Macquarie Atlas Roads Group*	47,779	77,602
Macquarie Group Ltd.	42,025	1,625,473
Magellan Financial Group Ltd.	13,168	93,638
Maverick Drilling & Exploration Ltd.*	42,980	28,192
McMillan Shakespeare Ltd.	7,164	109,644
Medusa Mining Ltd.	23,581	105,571
Mermaid Marine Australia Ltd.	25,948	101,579
Mesoblast Ltd.*	19,003	121,678
Metcash Ltd.	106,744	460,105
Mineral Deposits Ltd.*	10,424	40,916
Mineral Resources Ltd.	19,346	213,305
Mirabela Nickel Ltd.*	91,524	26,681
Mirvac Group (REIT)	420,662	709,515
Monadelphous Group Ltd.	11,247	265,813
Mount Gibson Iron Ltd.	74,223	40,184
Myer Holdings Ltd.	72,303	222,071
National Australia Bank Ltd.	292,285	9,384,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Navitas Ltd.	29,924	$166,058
Newcrest Mining Ltd.	94,107	1,964,489
Northern Star Resources Ltd.	46,734	50,603
NRW Holdings Ltd.	34,585	59,413
Nufarm Ltd.	22,702	93,363
OceanaGold Corp.*	16,027	45,387
Oil Search Ltd.	134,682	1,041,865
Orica Ltd.	44,780	1,139,925
Origin Energy Ltd.	133,764	1,849,484
OZ Minerals Ltd.	39,418	218,743
Pacific Brands Ltd.	110,649	99,074
Paladin Energy Ltd.*	91,482	94,294
PanAust Ltd.	58,127	150,087
Perpetual Ltd.	5,126	214,972
Perseus Mining Ltd.*	54,539	101,926
Platinum Asset Management Ltd.	29,320	158,127
Premier Investments Ltd.	11,598	103,485
Primary Health Care Ltd.	57,464	296,750
Qantas Airways Ltd.*	279,415	519,280
QBE Insurance Group Ltd.	147,260	2,071,350
Qube Holdings Ltd.	71,807	126,721
Ramsay Health Care Ltd.	15,994	537,865
Regis Resources Ltd.*	50,094	216,966
Reject Shop Ltd.	3,176	55,288
Resolute Mining Ltd.	80,476	111,437
Rio Tinto Ltd.	53,722	3,199,348
SAI Global Ltd.	25,264	88,643
Sandfire Resources NL*	11,959	74,956
Santos Ltd.	117,463	1,520,147
Seek Ltd.	40,484	425,714
Senex Energy Ltd.*	114,257	80,297
Seven Group Holdings Ltd.	11,991	123,596
Seven West Media Ltd.	69,585	145,621
Shopping Centres Australasia Property Group (REIT)*	71,540	123,271
Sigma Pharmaceuticals Ltd.	138,019	106,337
Silver Lake Resources Ltd.*	44,723	98,249
Sirtex Medical Ltd.	5,509	63,494
Skilled Group Ltd.	24,595	91,161
SMS Management & Technology Ltd.	8,645	45,724
Sonic Healthcare Ltd.	48,184	698,823
Southern Cross Media Group Ltd.	67,488	109,614
SP AusNet	196,575	244,574
Spark Infrastructure Group	145,061	250,710
St Barbara Ltd.*	59,767	74,672
Stockland Corp., Ltd. (REIT)	273,673	1,040,011
Suncorp Group Ltd.	158,616	1,951,991
Sundance Resources Ltd.*†	286,361	62,610
Super Retail Group Ltd.	16,354	210,283
Sydney Airport	177,530	606,260
Tabcorp Holdings Ltd.	89,967	302,551
Tatts Group Ltd.	167,529	552,920
Telstra Corp., Ltd.	1,534,018	7,203,114
Ten Network Holdings Ltd.*	192,009	63,971
Toll Holdings Ltd.	84,128	519,408
TPG Telecom Ltd.	35,177	115,367
Transfield Services Ltd.	57,341	108,655
Transpacific Industries Group Ltd.*	104,184	107,386
Transurban Group	179,786	1,194,235
Treasury Wine Estates Ltd.	79,673	471,994
Troy Resources Ltd.	9,241	20,878
UGL Ltd.	20,309	216,522
Virgin Australia Holdings Ltd.*	115,363	49,846
Virgin Australia International Holdings Pty Ltd.(b)*†	190,064	—
Wesfarmers Ltd.	142,774	5,975,696
Western Areas Ltd.	19,223	68,248
Westfield Group (REIT)	255,147	2,882,262
Westfield Retail Trust (REIT)	376,526	1,183,900
Westpac Banking Corp.	382,212	12,240,634
Whitehaven Coal Ltd.	74,188	163,751
Woodside Petroleum Ltd.	76,923	2,868,766
Woolworths Ltd.	153,031	5,383,700
WorleyParsons Ltd.	25,594	657,919
Wotif.com Holdings Ltd.	16,499	85,031

		152,245,111

Belgium (1.4%)
Anheuser-Busch InBev N.V.	209,107	20,706,384

France (13.9%)
Air Liquide S.A	86,999	10,569,834
BNP Paribas S.A	415,015	21,300,758
Carrefour S.A	171,757	4,701,660
Cie de Saint-Gobain S.A	128,067	4,747,585
Cie Generale d’Optique Essilor International S.A	58,510	6,506,340
Danone S.A	168,209	11,703,783
European Aeronautic Defence and Space Co. N.V	131,960	6,715,371
France Telecom S.A	549,626	5,558,806
GDF Suez S.A	403,573	7,770,147
L’Oreal S.A	66,679	10,572,945
LVMH Moet Hennessy Louis Vuitton S.A	75,343	12,931,851
Sanofi S.A	339,269	34,473,886
Schneider Electric S.A	155,028	11,327,191
Societe Generale S.A.*	300,250	9,864,358
Total S.A	628,356	30,087,888
Unibail-Rodamco SE (REIT)	34,259	7,979,337
Vinci S.A	142,325	6,411,829
Vivendi S.A	350,565	7,241,626

		210,465,195

Germany (12.1%)
Allianz SE	126,860	17,229,111
BASF SE	256,471	22,460,702
Bayer AG	232,212	23,952,776
Bayerische Motoren Werke (BMW) AG	91,588	7,902,334
Daimler AG	277,238	15,083,999
Deutsche Bank AG	265,581	10,354,331
Deutsche Telekom AG	841,245	8,892,073
E.ON SE	565,301	9,869,475
Muenchener Rueckversicherungs- Gesellschaft AG	45,368	8,484,810
RWE AG	138,403	5,158,251
SAP AG	258,761	20,730,799
Siemens AG	233,341	25,134,058
Volkswagen AG (Preference)	40,307	8,008,467

		183,261,186

Ireland (0.9%)
CRH plc (BATS Europe Exchange)	204,652	4,517,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CRH plc (London Stock Exchange)	110,300	$2,433,484
Experian plc	153,310	2,655,594
Henderson Group plc (CDI)	76,940	187,448
James Hardie Industries plc (CDI)	53,707	559,730
Shire plc	84,904	2,585,308

		12,938,941

Italy (2.8%)
Assicurazioni Generali S.p.A	384,622	5,985,356
Enel S.p.A	1,900,589	6,202,743
Eni S.p.A	763,965	17,166,928
Intesa Sanpaolo S.p.A	4,032,769	5,903,461
UniCredit S.p.A.*	1,549,282	6,613,204

		41,871,692

Japan (26.0%)
77 Bank Ltd.	54,000	290,838
ABC-Mart, Inc.	3,700	140,909
Accordia Golf Co., Ltd.	93	90,397
Acom Co., Ltd.*	6,260	178,420
ADEKA Corp.	13,700	117,884
Advantest Corp.	22,300	312,700
Aeon Co., Ltd.	89,000	1,149,668
Aeon Credit Service Co., Ltd.	9,600	271,474
Aeon Delight Co., Ltd.	4,300	94,921
Aeon Mall Co., Ltd.	14,400	438,111
Aica Kogyo Co., Ltd.	9,600	175,816
Aichi Bank Ltd.	1,100	65,204
Aichi Corp.	16,500	77,824
Aiful Corp.*	21,900	145,636
Ain Pharmaciez, Inc.	1,460	78,789
Air Water, Inc.	28,000	389,058
Aisan Industry Co., Ltd.	7,700	73,781
Aisin Seiki Co., Ltd.	24,900	911,250
Ajinomoto Co., Inc.	79,000	1,158,963
Akebono Brake Industry Co., Ltd.	14,800	66,504
Alfresa Holdings Corp.	8,400	455,983
All Nippon Airways Co., Ltd.	524,303	1,080,520
Alpen Co., Ltd.	4,000	75,126
Alpine Electronics, Inc.	6,300	60,233
Alps Electric Co., Ltd.	25,900	169,484
Amada Co., Ltd.	48,000	316,652
Anritsu Corp.	14,100	219,734
Aoyama Trading Co., Ltd.	8,200	209,061
Aozora Bank Ltd.	113,000	318,107
Arcs Co., Ltd.	4,507	100,831
Ariake Japan Co., Ltd.	3,950	80,859
Asahi Glass Co., Ltd.	139,000	961,268
Asahi Group Holdings Ltd.	60,900	1,454,975
Asahi Kasei Corp.	172,760	1,161,705
Asatsu-DK, Inc.	5,300	147,737
Asics Corp.	30,000	493,334
ASKUL Corp.	3,500	50,900
Astellas Pharma, Inc.	60,000	3,225,155
Autobacs Seven Co., Ltd.	12,300	192,729
Avex Group Holdings, Inc.	6,000	162,086
Awa Bank Ltd.	27,000	168,651
Azbil Corp.	9,000	186,912
Bando Chemical Industries Ltd.	17,100	54,315
Bank of Iwate Ltd.	1,900	77,808
Bank of Kyoto Ltd.	47,000	458,841
Bank of Nagoya Ltd.	23,000	105,306
Bank of Saga Ltd.	25,300	65,578
Bank of Yokohama Ltd.	170,000	982,419
Benesse Holdings, Inc.	8,700	369,682
Bic Camera, Inc.	1	470
Bridgestone Corp.	86,400	2,891,167
Brother Industries Ltd.	41,400	425,281
Calbee, Inc.	2,674	210,489
Calsonic Kansei Corp.	19,880	87,431
Canon Marketing Japan, Inc.	10,700	158,337
Canon, Inc.	162,700	5,962,872
Casio Computer Co., Ltd.	31,300	243,723
Cawachi Ltd.	3,400	72,490
Central Japan Railway Co.	22,275	2,347,352
Century Tokyo Leasing Corp.	7,500	194,163
Chiba Bank Ltd.	109,000	782,748
Chiyoda Co., Ltd.	3,062	79,498
Chiyoda Corp.	24,000	267,701
Chofu Seisakusho Co., Ltd.	3,200	72,781
Chubu Electric Power Co., Inc.	79,500	966,144
Chudenko Corp.	5,900	59,229
Chugai Pharmaceutical Co., Ltd.	32,700	726,705
Chugai Ro Co., Ltd.	19,300	51,051
Chugoku Bank Ltd.	21,000	338,641
Chugoku Electric Power Co., Inc.	38,900	507,041
Citizen Holdings Co., Ltd.	35,300	179,622
CKD Corp.	9,000	57,938
Cleanup Corp.	10,500	71,610
CMK Corp.	3,700	11,752
Coca-Cola Central Japan Co., Ltd.	5,400	71,132
Coca-Cola West Co., Ltd.	11,100	193,146
Cocokara fine, Inc.	2,757	100,603
Colowide Co., Ltd.	5,764	60,741
COMSYS Holdings Corp.	17,500	211,930
Cosel Co., Ltd.	4,700	53,923
Cosmo Oil Co., Ltd.*	94,000	197,716
Cosmos Pharmaceutical Corp.	1,165	151,233
Credit Saison Co., Ltd.	25,000	622,510
Dai Nippon Printing Co., Ltd.	88,000	836,671
Daicel Corp.	44,000	342,614
Daido Steel Co., Ltd.	57,000	302,151
Daidoh Ltd.	8,200	59,408
Daiei, Inc.*	18,100	65,759
Daifuku Co., Ltd.	14,100	114,585
Daihatsu Motor Co., Ltd.	28,000	579,423
Daihen Corp.	17,500	51,495
Dai-ichi Life Insurance Co., Ltd.	1,326	1,766,404
Daiichi Sankyo Co., Ltd.	88,300	1,697,806
Dai-ichi Seiko Co., Ltd.	2,258	32,166
Daikin Industries Ltd.	37,300	1,460,142
Daikyo, Inc.	44,931	157,033
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	61,927
Dainippon Screen Manufacturing Co., Ltd.	25,000	112,339
Dainippon Sumitomo Pharma Co., Ltd.	24,300	429,029
Daisan Bank Ltd.	28,000	54,432
Daishi Bank Ltd.	42,000	172,667
Daito Trust Construction Co., Ltd.	11,400	976,088
Daiwa House Industry Co., Ltd.	75,000	1,461,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Securities Group, Inc.	263,000	$1,849,535
Daiwabo Holdings Co., Ltd.	29,000	53,296
DCM Holdings Co., Ltd.	13,400	111,744
DeNA Co., Ltd.	13,013	353,888
Denki Kagaku Kogyo KK	71,000	254,932
Denki Kogyo Co., Ltd.	14,500	68,237
Denso Corp.	66,400	2,803,846
Dentsu, Inc.	27,300	811,445
DIC Corp.	129,000	275,445
Disco Corp.	3,400	192,872
Don Quijote Co., Ltd.	7,800	345,111
Doshisha Co., Ltd.	6,000	90,126
Doutor Nichires Holdings Co., Ltd.	5,500	80,570
Dowa Holdings Co., Ltd.	40,000	312,317
Dr. Ci:Labo Co., Ltd.	25	76,353
Duskin Co., Ltd.	9,300	187,512
Eagle Industry Co., Ltd.	6,600	63,872
East Japan Railway Co.	48,800	4,007,266
Ebara Corp.	59,000	234,408
Eisai Co., Ltd.	34,600	1,545,578
Eizo Nanao Corp.	3,000	52,903
Electric Power Development Co., Ltd.	17,000	432,156
Enplas Corp.	1,027	47,294
Exedy Corp.	3,900	91,104
Ezaki Glico Co., Ltd.	13,000	134,509
FamilyMart Co., Ltd.	8,100	369,570
Fancl Corp.	7,800	85,843
FANUC Corp.	27,400	4,188,516
Fast Retailing Co., Ltd.	5,200	1,653,328
FCC Co., Ltd.	4,261	102,887
FIDEA Holdings Co., Ltd.	11,574	29,877
FP Corp.	1,200	80,183
Fuji Co., Ltd.	3,400	65,266
Fuji Electric Co., Ltd.	97,000	283,370
Fuji Heavy Industries Ltd.	88,000	1,387,284
Fuji Media Holdings, Inc.	276	477,909
Fuji Oil Co., Ltd.	8,600	132,652
Fuji Seal International, Inc.	3,200	80,939
Fujicco Co., Ltd.	5,900	70,510
Fujifilm Holdings Corp.	63,700	1,254,579
Fujikura Ltd.	51,000	160,907
Fujimi, Inc.	4,600	67,826
Fujita Kanko, Inc.	15,600	73,248
Fujitsu General Ltd.	9,138	77,173
Fujitsu Ltd.	259,000	1,075,785
Fukuoka Financial Group, Inc.	106,000	529,240
Fukuyama Transporting Co., Ltd.	16,000	91,443
Funai Electric Co., Ltd.	2,800	34,355
Furukawa Co., Ltd.	61,000	69,337
Furukawa Electric Co., Ltd.	108,000	237,489
Futaba Industrial Co., Ltd.	9,500	43,698
Fuyo General Lease Co., Ltd.	156	5,933
Glory Ltd.	8,900	212,915
Goldcrest Co., Ltd.	2,880	71,438
Gree, Inc.	14,234	178,728
GS Yuasa Corp.	61,000	254,018
Gulliver International Co., Ltd.	1,500	87,640
Gunma Bank Ltd.	75,000	446,168
Gunze Ltd.	24,000	62,209
H2O Retailing Corp.	19,000	203,251
Hachijuni Bank Ltd.	60,000	357,572
Hakuhodo DY Holdings, Inc.	4,650	356,647
Hamamatsu Photonics KK	12,500	493,307
Hankyu Hanshin Holdings, Inc.	169,000	1,017,932
Hanwa Co., Ltd.	30,600	108,897
Haseko Corp.*	226,500	209,332
Heiwa Corp.	6,900	137,069
Heiwado Co., Ltd.	2,819	43,482
Higo Bank Ltd.	26,000	167,929
Hikari Tsushin, Inc.	2,400	119,573
Hino Motors Ltd.	41,000	442,513
Hirose Electric Co., Ltd.	5,200	683,317
Hiroshima Bank Ltd.	96,000	462,995
Hisaka Works Ltd.	5,400	51,226
Hisamitsu Pharmaceutical Co., Inc.	9,400	507,271
Hitachi Cable Ltd.	27,000	43,023
Hitachi Chemical Co., Ltd.	14,700	223,932
Hitachi Construction Machinery Co., Ltd.	15,400	328,826
Hitachi High-Technologies Corp.	9,800	204,256
Hitachi Koki Co., Ltd.	8,500	69,889
Hitachi Kokusai Electric, Inc.	7,500	66,208
Hitachi Ltd.	640,000	3,712,116
Hitachi Metals Ltd.	28,400	270,620
Hitachi Transport System Ltd.	6,300	99,518
Hitachi Zosen Corp.	136,500	227,657
Hodogaya Chemical Co., Ltd.	16,300	36,536
Hokkaido Electric Power Co., Inc.*	26,200	267,191
Hokkoku Bank Ltd.	36,000	151,825
Hokuhoku Financial Group, Inc.	227,000	460,583
Hokuriku Electric Power Co.	29,500	363,207
Hokuto Corp.	3,600	68,187
Honda Motor Co., Ltd.	221,958	8,488,328
Horiba Ltd.	5,500	173,177
Hoshizaki Electric Co., Ltd.	6,600	192,668
Hosiden Corp.	100	586
House Foods Corp.	13,200	229,126
Hoya Corp.	65,300	1,225,047
Hulic Co., Ltd.	34,465	282,647
Hyakugo Bank Ltd.	28,000	140,692
Hyakujushi Bank Ltd.	37,000	154,863
Ibiden Co., Ltd.	19,800	308,353
IBJ Leasing Co., Ltd.	4,188	129,197
Icom, Inc.	2,600	66,012
Idec Corp.	7,600	67,979
Idemitsu Kosan Co., Ltd.	4,000	347,161
IHI Corp.	183,000	554,045
Inabata & Co., Ltd.	11,600	86,136
Inageya Co., Ltd.	6,500	69,464
INES Corp.	9,000	68,264
INPEX Corp.	342	1,831,072
Isetan Mitsukoshi Holdings Ltd.	52,700	758,575
Isuzu Motors Ltd.	152,000	915,536
IT Holdings Corp.	9,100	118,517
Ito En Ltd.	9,000	217,029
ITOCHU Corp.	211,400	2,580,322
Itochu Enex, Co., Ltd.	6,451	36,595
ITOCHU Techno-Solutions Corp.	4,700	232,167
Iwatani Corp.	34,600	164,666
Iyo Bank Ltd.	34,000	314,591
Izumi Co., Ltd.	8,800	213,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
J. Front Retailing Co., Ltd.	75,000	$583,205
Jafco Co., Ltd.	3,600	128,496
Japan Airlines Co., Ltd.	22,311	1,039,292
Japan Airport Terminal Co., Ltd.	10,100	136,047
Japan Digital Laboratory Co., Ltd.	6,400	79,953
Japan Exchange Group, Inc.	4,911	454,920
Japan Petroleum Exploration Co.	5,700	223,737
Japan Pulp & Paper Co., Ltd.	20,100	64,057
Japan Radio Co., Ltd.*	23,400	69,851
Japan Steel Works Ltd.	52,000	273,989
Japan Tobacco, Inc.	160,550	5,125,116
JFE Holdings, Inc.	70,900	1,359,478
JGC Corp.	32,000	817,889
J-Oil Mills, Inc.	23,100	73,618
Joshin Denki Co., Ltd.	7,400	70,356
Joyo Bank Ltd.	101,000	561,141
JSR Corp.	29,100	593,531
JTEKT Corp.	25,700	241,616
Juroku Bank Ltd.	41,000	172,040
JVC Kenwood Corp.	19,300	51,871
JX Holdings, Inc.	303,000	1,696,298
Kadokawa Group Holdings, Inc.	2,985	79,687
Kaga Electronics Co., Ltd.	5,500	46,741
Kagome Co., Ltd.	12,800	242,987
Kagoshima Bank Ltd.	21,000	148,351
Kajima Corp.	131,000	354,863
Kakaku.com, Inc.	9,600	241,491
Kaken Pharmaceutical Co., Ltd.	14,000	253,869
Kamigumi Co., Ltd.	36,000	330,037
Kanagawa Chuo Kotsu Co., Ltd.	14,700	85,731
Kandenko Co., Ltd.	16,000	73,596
Kaneka Corp.	42,000	241,823
Kansai Electric Power Co., Inc.*	107,600	1,018,448
Kansai Paint Co., Ltd.	30,000	332,076
Kanto Denka Kogyo Co., Ltd.*	55,722	143,249
Kao Corp.	70,800	2,286,418
Kappa Create Holdings Co., Ltd.	2,900	58,564
Katakura Industries Co., Ltd.	7,200	88,265
Kawasaki Heavy Industries Ltd.	211,000	663,473
Kawasaki Kisen Kaisha Ltd.	100,000	212,461
KDDI Corp.	73,082	3,047,186
Keihan Electric Railway Co., Ltd.	72,000	319,711
Keihin Corp.	5,700	78,293
Keikyu Corp.	69,000	719,063
Keio Corp.	83,000	711,542
Keisei Electric Railway Co., Ltd.	40,000	421,522
Keiyo Bank Ltd.	27,000	154,597
Kenedix, Inc.*	266	135,494
Kewpie Corp.	18,400	262,313
KEY Coffee, Inc.	4,000	65,395
Keyence Corp.	6,580	2,013,109
Kikkoman Corp.	29,000	505,232
Kinden Corp.	24,000	157,051
Kinki Sharyo Co., Ltd	13,400	43,416
Kintetsu Corp.	243,000	1,130,653
Kirin Holdings Co., Ltd.	125,000	2,006,427
Kisoji Co., Ltd.	3,600	72,968
Kissei Pharmaceutical Co., Ltd.	7,000	148,053
Kitz Corp.	71	369
Kiyo Holdings, Inc.	126,000	202,114
Koa Corp.	5,800	55,206
Kobayashi Pharmaceutical Co., Ltd.	4,700	228,172
Kobe Steel Ltd.*	390,000	455,728
Koito Manufacturing Co., Ltd.	16,000	274,499
Komatsu Ltd.	126,800	3,007,855
Komeri Co., Ltd.	4,300	128,084
Komori Corp.	8,800	92,454
Konami Corp.	14,900	296,781
Konica Minolta Holdings, Inc.	74,000	538,482
Kose Corp.	6,000	139,396
Krosaki Harima Corp.	17,100	40,509
K’s Holdings Corp.	7,200	230,223
Kubota Corp.	150,000	2,163,914
Kura Corp.	4,700	86,676
Kurabo Industries Ltd.	39,100	73,104
Kuraray Co., Ltd.	51,000	715,685
Kurita Water Industries Ltd.	18,400	407,151
Kuroda Electric Co., Ltd.	5,100	60,787
Kyocera Corp.	21,600	1,971,042
KYORIN Holdings, Inc.	9,000	218,176
Kyosan Electric Manufacturing Co., Ltd.	15,500	53,843
Kyowa Exeo Corp.	9,800	105,043
Kyowa Hakko Kirin Co., Ltd.	38,000	429,511
Kyudenko Corp.	11,200	50,447
Kyushu Electric Power Co., Inc.*	59,300	603,489
Lawson, Inc.	9,900	759,314
Leopalace21 Corp.*	22,700	97,422
Life Corp.	5,900	85,741
Lintec Corp.	6,800	129,304
Lion Corp.	39,000	217,092
LIXIL Group Corp.	38,500	765,624
M3, Inc.	72	140,199
Mabuchi Motor Co., Ltd.	4,600	247,262
Macnica, Inc.	2,900	58,933
Macromill, Inc.	6,300	78,972
Maeda Corp.	18,502	74,688
Maeda Road Construction Co., Ltd.	10,000	136,400
Makino Milling Machine Co., Ltd.	14,997	92,880
Makita Corp.	17,500	775,216
Marubeni Corp.	217,000	1,650,523
Marudai Food Co., Ltd.	21,900	74,446
Maruetsu, Inc.	17,900	66,553
Maruha Nichiro Holdings, Inc.	70,000	133,850
Marui Group Co., Ltd.	43,000	444,457
Maruichi Steel Tube Ltd.	11,400	265,094
Maruzen Showa Unyu Co., Ltd.	22,000	80,863
Matsuda Sangyo Co., Ltd.	4,000	61,104
Matsui Securities Co., Ltd.	14,000	148,871
Matsumotokiyoshi Holdings Co., Ltd.	5,900	168,786
Matsuya Foods Co., Ltd.	4,300	75,416
Max Co., Ltd.	6,000	74,191
Mazda Motor Corp.*	421,000	1,229,883
Medipal Holdings Corp.	29,500	412,721
Meidensha Corp.	32,000	96,202
MEIJI Holdings Co., Ltd.	10,600	484,761
Meitec Corp.	2,601	65,650
Melco Holdings, Inc.	2,100	36,630
Mie Bank Ltd.	26,100	62,938
Mikuni Coca-Cola Bottling Co., Ltd.	8,000	81,755

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mimasu Semiconductor Industry Co., Ltd.	6,300	$60,835
Minebea Co., Ltd.	48,000	164,190
Miraca Holdings, Inc.	8,000	383,279
MISUMI Group, Inc.	10,600	292,095
Mitsuba Corp.	8,100	87,165
Mitsubishi Chemical Holdings Corp.	169,000	800,701
Mitsubishi Corp.	198,068	3,703,189
Mitsubishi Electric Corp.	254,000	2,053,370
Mitsubishi Estate Co., Ltd.	174,000	4,900,133
Mitsubishi Gas Chemical Co., Inc.	53,000	349,073
Mitsubishi Heavy Industries Ltd.	431,000	2,481,564
Mitsubishi Logistics Corp.	23,000	424,157
Mitsubishi Materials Corp.	176,000	495,459
Mitsubishi Motors Corp.*	670,000	697,509
Mitsubishi Paper Mills Ltd.*	61,000	60,265
Mitsubishi Pencil Co., Ltd.	4,300	78,568
Mitsubishi Research Institute, Inc.	3,100	67,839
Mitsubishi Shokuhin Co., Ltd.	2,500	80,204
Mitsubishi Tanabe Pharma Corp.	23,000	351,835
Mitsubishi UFJ Financial Group, Inc.	1,932,630	11,579,150
Mitsubishi UFJ Lease & Finance Co., Ltd.	79,300	413,622
Mitsuboshi Belting Co., Ltd.	12,100	64,141
Mitsui & Co., Ltd.	218,100	3,053,655
Mitsui Chemicals, Inc.	119,000	257,885
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	231,157
Mitsui Fudosan Co., Ltd.	120,000	3,406,172
Mitsui Home Co., Ltd.	13,400	71,032
Mitsui Matsushima Co., Ltd.	32,100	62,744
Mitsui Mining & Smelting Co., Ltd.	97,000	223,604
Mitsui O.S.K. Lines Ltd.*	127,000	416,880
Mitsui Sugar Co., Ltd.	19,300	60,892
Miura Co., Ltd.	5,400	139,223
Miyazaki Bank Ltd.	26,800	79,146
Mizuho Financial Group, Inc.	3,280,600	7,004,840
Mizuno Corp.	15,800	71,502
Mochida Pharmaceutical Co., Ltd.	13,000	167,515
Monex Group, Inc.	247	99,314
Mori Seiki Co., Ltd.	17,900	217,915
Morinaga & Co., Ltd.	35,100	77,184
Morita Holdings Corp.	11,700	104,900
MOS Food Services, Inc.	4,100	86,978
Moshi Moshi Hotline, Inc.	6,150	87,479
MS&AD Insurance Group Holdings, Inc.	79,300	1,754,734
Murata Manufacturing Co., Ltd.	26,800	2,015,658
Musashi Seimitsu Industry Co., Ltd.	3,100	70,243
Musashino Bank Ltd.	5,200	204,940
Nabtesco Corp.	14,000	285,845
Nachi-Fujikoshi Corp.	25,458	108,988
Nagase & Co., Ltd.	18,000	222,192
Nagatanien Co., Ltd.	6,900	65,309
Nagoya Railroad Co., Ltd.	112,000	359,314
Namco Bandai Holdings, Inc.	29,600	521,974
Nankai Electric Railway Co., Ltd.	67,000	283,986
Nanto Bank Ltd.	30,000	143,411
NEC Capital Solutions Ltd.	4,700	115,284
NEC Corp.	338,000	897,647
NEC Fielding Ltd.	5,600	71,506
Nexon Co., Ltd.	18,001	174,589
NGK Insulators Ltd.	41,000	435,109
NGK Spark Plug Co., Ltd.	30,000	457,959
NHK Spring Co., Ltd.	25,000	259,999
Nichirei Corp.	40,000	238,806
Nidec Copal Corp.	4,100	28,006
Nidec Copal Electronics Corp.	8,700	41,774
Nidec Corp.	15,112	902,209
Nidec-Tosok Corp.	6,300	41,761
Nifco, Inc.	6,400	145,697
Nihon Kohden Corp.	5,900	207,771
Nihon Parkerizing Co., Ltd.	7,359	128,207
Nihon Unisys Ltd.	8,700	71,441
Nihon Yamamura Glass Co., Ltd.	26,300	51,128
Nikkiso Co., Ltd.	9,251	109,968
Nikon Corp.	49,900	1,168,848
Nintendo Co., Ltd.	15,400	1,660,488
Nippo Corp.	8,000	98,497
Nippon Carbon Co., Ltd.	22,500	52,584
Nippon Coke & Engineering Co., Ltd.	35,800	47,538
Nippon Densetsu Kogyo Co., Ltd.	7,500	79,195
Nippon Electric Glass Co., Ltd.	54,000	267,892
Nippon Express Co., Ltd.	103,000	492,378
Nippon Gas Co., Ltd.	4,779	57,977
Nippon Kanzai Co., Ltd.	4,300	68,290
Nippon Kayaku Co., Ltd.	24,000	292,176
Nippon Konpo Unyu Soko Co., Ltd.	9,000	142,551
Nippon Meat Packers, Inc.	25,000	402,879
Nippon Paint Co., Ltd.	29,000	289,584
Nippon Paper Group, Inc.†	16,100	245,600
Nippon Sharyo Ltd.	14,000	63,058
Nippon Sheet Glass Co., Ltd.*	148,000	163,510
Nippon Shokubai Co., Ltd.	20,000	175,705
Nippon Signal Co., Ltd.	8,900	69,585
Nippon Steel & Sumitomo Metal Corp.	1,145,617	2,896,445
Nippon Steel Trading Co., Ltd.	22,300	71,305
Nippon Telegraph & Telephone Corp.	106,700	4,647,262
Nippon Television Holdings, Inc.	27,400	405,171
Nippon Thompson Co., Ltd.	11,000	55,856
Nippon Valqua Industries Ltd.	22,000	56,791
Nippon Yusen KK	230,000	588,835
Nipro Corp.	13,900	124,035
Nishimatsuya Chain Co., Ltd.	7,500	60,711
Nishi-Nippon City Bank Ltd.	114,000	351,198
Nishi-Nippon Railroad Co., Ltd.	42,000	173,113
Nissan Chemical Industries Ltd.	25,000	299,835
Nissan Motor Co., Ltd.	331,680	3,195,769
Nissan Shatai Co., Ltd.	9,000	109,853
Nisshin Seifun Group, Inc.	32,500	428,109
Nisshinbo Holdings, Inc.	22,000	152,611
Nissin Electric Co., Ltd.	11,000	52,000
Nissin Foods Holdings Co., Ltd.	12,800	586,732
Nitori Holdings Co., Ltd.	5,250	404,340
Nitta Corp.	3,600	68,378
Nittetsu Mining Co., Ltd.	14,300	72,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nitto Boseki Co., Ltd.	20,312	$77,248
Nitto Denko Corp.	23,200	1,387,539
Nitto Kohki Co., Ltd.	2,800	53,689
NKSJ Holdings, Inc.	58,500	1,223,631
NOF Corp.	29,300	144,422
NOK Corp.	15,700	225,656
Nomura Holdings, Inc.	533,500	3,287,088
Nomura Real Estate Holdings, Inc.	13,600	303,394
Nomura Research Institute Ltd.	18,200	469,428
Noritake Co., Ltd.	19,900	49,044
Noritz Corp.	5,338	105,870
North Pacific Bank Ltd.	48,800	164,334
NS Solutions Corp.	3,300	63,416
NS United Kaiun Kaisha Ltd.*	28,700	50,001
NSD Co., Ltd.	6,300	71,208
NSK Ltd.	59,000	446,879
NTN Corp.*	74,000	197,312
NTT Data Corp.	181	595,097
NTT DOCOMO, Inc.	2,090	3,099,421
NTT Urban Development Corp.	234	280,397
Obayashi Corp.	90,000	429,277
OBIC Business Consultants Ltd.	1,350	75,578
Obic Co., Ltd.	1,100	254,390
Odakyu Electric Railway Co., Ltd.	92,000	1,143,464
Ogaki Kyoritsu Bank Ltd.	43,000	159,420
Ohara, Inc.	5,000	34,366
Oiles Corp.	3,800	72,016
Oita Bank Ltd.	21,000	80,087
Oji Holdings Corp.	124,000	463,675
Okasan Securities Group, Inc.	23,000	221,607
Oki Electric Industry Co., Ltd.*	108,244	124,187
OKUMA Corp.	22,400	165,142
Okumura Corp.	34,000	136,527
Olympus Corp.*	33,500	791,459
Omron Corp.	31,000	780,475
Ono Pharmaceutical Co., Ltd.	13,300	820,874
Onward Holdings Co., Ltd.	23,000	206,214
Oracle Corp. Japan	5,000	224,943
Organo Corp.	9,300	51,867
Orient Corp.*	50,508	162,038
Oriental Land Co., Ltd.	8,300	1,357,837
ORIX Corp.	135,800	1,725,360
Osaka Gas Co., Ltd.	245,000	1,069,687
OSG Corp.	14,700	201,913
Otsuka Corp.	2,600	282,552
Otsuka Holdings Co., Ltd.	55,846	1,936,976
Pack Corp.	4,000	79,205
PanaHome Corp.	11,000	78,409
Panasonic Corp.*	289,370	2,164,089
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	53,275
Parco Co., Ltd.	8,506	89,546
Paris Miki Holdings, Inc.	7,300	39,550
Park24 Co., Ltd.	14,800	289,287
PGM Holdings KK	100	92,420
Pigeon Corp.	2,640	184,815
Pioneer Corp.*	45,200	82,108
Plenus Co., Ltd.	4,700	75,891
Point, Inc.	2,450	120,893
Pola Orbis Holdings, Inc.	2,861	91,178
Renesas Electronics Corp.*	8,900	23,447
Rengo Co., Ltd.	27,000	137,675
Resona Holdings, Inc.	273,200	1,436,596
Resorttrust, Inc.	5,100	144,546
Ricoh Co., Ltd.	81,000	875,955
Ricoh Leasing Co., Ltd.	2,500	69,422
Riken Corp.	16,000	66,968
Rinnai Corp.	5,400	383,768
Rohm Co., Ltd.	13,200	456,430
Rohto Pharmaceutical Co., Ltd.	15,000	208,105
Round One Corp.	11,100	81,834
Ryobi Ltd.	18,700	46,286
Ryohin Keikaku Co., Ltd.	3,600	282,998
Ryoyo Electro Corp.	6,200	56,444
Saizeriya Co., Ltd.	4,200	58,136
Sakai Chemical Industry Co., Ltd.	14,100	44,786
Sakata Seed Corp.	5,300	69,815
San-A Co., Ltd.	1,800	82,031
San-Ai Oil Co., Ltd.	825	4,145
Sanden Corp.	18,200	74,822
Sangetsu Co., Ltd.	5,600	149,555
San-In Godo Bank Ltd.	20,000	171,881
Sanki Engineering Co., Ltd.	10,400	55,903
Sankyo Co., Ltd.	7,700	359,909
Sankyo Tateyama, Inc.*	2,211	45,566
Sankyu, Inc.	40,000	180,592
Sanoh Industrial Co., Ltd.	7,800	53,776
Sanrio Co., Ltd.	6,400	283,168
Santen Pharmaceutical Co., Ltd.	10,400	481,139
Sanwa Holdings Corp.	31,000	160,376
Sanyo Chemical Industries Ltd.	9,400	51,526
Sanyo Shokai Ltd.	18,600	58,881
Sapporo Holdings Ltd.	52,000	220,407
Sasebo Heavy Industries Co., Ltd.*	35,000	43,501
Sato Holdings Corp.	5,400	97,405
Sawai Pharmaceutical Co., Ltd.	2,200	261,051
SBI Holdings, Inc.	38,230	337,079
SCSK Corp.	6,300	121,536
Secom Co., Ltd.	28,900	1,487,444
Sega Sammy Holdings, Inc.	32,000	640,782
Seiko Epson Corp.	22,000	212,673
Seiko Holdings Corp.	19,200	90,763
Seino Holdings Co., Ltd.	25,000	216,179
Seiren Co., Ltd.	9,500	61,056
Sekisui Chemical Co., Ltd.	59,000	649,323
Sekisui House Ltd.	85,000	1,151,272
Sekisui Jushi Corp.	7,100	92,846
Sekisui Plastics Co., Ltd.	16,100	42,758
Senshu Ikeda Holdings, Inc.	18,340	104,037
Seven & I Holdings Co., Ltd.	105,900	3,504,313
Seven Bank Ltd.	99,354	318,743
Sharp Corp.*	144,000	409,964
Shibuya Kogyo Co., Ltd.	7,100	66,222
Shiga Bank Ltd.	30,000	206,193
Shikoku Chemicals Corp.	12,000	78,016
Shikoku Electric Power Co., Inc.*	26,700	379,504
Shimachu Co., Ltd.	6,100	146,449
Shimadzu Corp.	39,000	276,337
Shimamura Co., Ltd.	3,300	384,915
Shimano, Inc.	11,300	921,910
Shimizu Bank Ltd.	1,700	50,891
Shimizu Corp.	105,000	343,549
Shimojima Co., Ltd.	5,300	56,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shinagawa Refractories Co., Ltd.	23,800	$52,083
Shindengen Electric Manufacturing Co., Ltd.	13,600	54,611
Shin-Etsu Chemical Co., Ltd.	48,814	3,220,215
Shin-Etsu Polymer Co., Ltd.	11,000	42,885
Shinko Electric Industries Co., Ltd.	8,500	70,340
Shinsei Bank Ltd.	228,000	520,741
Shionogi & Co., Ltd.	42,300	854,223
Ship Healthcare Holdings, Inc.	3,435	121,147
Shiroki Corp.	18,800	45,934
Shiseido Co., Ltd.	49,800	696,729
Shizuoka Bank Ltd.	80,000	899,984
Sho-Bond Holdings Co., Ltd.	2,698	98,164
Shochiku Co., Ltd.	19,000	194,572
Showa Denko KK	175,000	262,124
Showa Sangyo Co., Ltd.	24,500	84,326
Showa Shell Sekiyu KK	30,300	214,049
Sintokogio Ltd.	7,500	67,324
SKY Perfect JSAT Holdings, Inc.	201	94,911
SMC Corp.	8,400	1,622,266
SMK Corp.	16,209	45,802
Softbank Corp.	121,143	5,559,439
Sohgo Security Services Co., Ltd.	12,200	178,331
Sojitz Corp.	213,100	332,774
Sony Corp.	170,572	2,944,489
Sony Financial Holdings, Inc.	24,977	371,464
Sotetsu Holdings, Inc.	50,000	186,434
Square Enix Holdings Co., Ltd.	10,400	111,253
Stanley Electric Co., Ltd.	21,700	374,134
Star Micronics Co., Ltd.	6,600	65,134
Start Today Co., Ltd.	4,109	52,162
Sugi Holdings Co., Ltd.	5,000	178,202
Sumco Corp.	21,300	239,847
Sumikin Bussan Corp.	29,000	98,890
Sumitomo Chemical Co., Ltd.	193,000	602,773
Sumitomo Corp.	156,500	1,966,745
Sumitomo Electric Industries Ltd.	94,700	1,155,896
Sumitomo Forestry Co., Ltd.	25,100	277,837
Sumitomo Heavy Industries Ltd.	89,000	350,762
Sumitomo Light Metal Industries Ltd.	57,900	59,047
Sumitomo Metal Mining Co., Ltd.	73,000	1,029,840
Sumitomo Mitsui Financial Group, Inc.	192,704	7,860,874
Sumitomo Mitsui Trust Holdings, Inc.	545,630	2,579,331
Sumitomo Osaka Cement Co., Ltd.	65,000	189,887
Sumitomo Real Estate Sales Co., Ltd.	1,430	85,525
Sumitomo Realty & Development Co., Ltd.	60,000	2,323,259
Sumitomo Rubber Industries Ltd.	23,600	393,605
Sumitomo Warehouse Co., Ltd.	24,000	165,719
Sundrug Co., Ltd.	6,000	266,426
Suruga Bank Ltd.	26,000	416,232
Suzuken Co., Ltd.	10,200	368,949
Suzuki Motor Corp.	56,200	1,253,134
SWCC Showa Holdings Co., Ltd.*	60,300	59,573
Sysmex Corp.	9,300	565,103
T&D Holdings, Inc.	85,100	1,011,599
T.RAD Co., Ltd.	17,200	46,227
Tachi-S Co., Ltd.	4,400	77,918
Tadano Ltd.	15,552	175,783
Taihei Dengyo Kaisha Ltd.	8,600	55,180
Taihei Kogyo Co., Ltd.	14,800	53,455
Taiheiyo Cement Corp.	186,000	444,574
Taikisha Ltd.	4,603	103,077
Taisei Corp.	177,000	490,753
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	478,113
Taiyo Holdings Co., Ltd.	64	1,850
Taiyo Nippon Sanso Corp.	45,000	311,680
Taiyo Yuden Co., Ltd.	15,000	189,621
Takara Holdings, Inc.	30,000	253,997
Takara Standard Co., Ltd.	12,000	94,078
Takasago International Corp.	12,100	67,097
Takashimaya Co., Ltd.	43,000	424,815
Takeda Pharmaceutical Co., Ltd.	100,800	5,503,925
Tamron Co., Ltd.	2,969	63,742
TDK Corp.	15,400	537,409
Tecmo Koei Holdings Co., Ltd.	7,261	71,272
Teijin Ltd.	132,000	304,286
Temp Holdings Co., Ltd.	23	394
Tenma Corp.	6,500	77,612
Terumo Corp.	20,300	867,982
THK Co., Ltd.	21,000	414,044
Toagosei Co., Ltd.	34,000	148,446
Tobu Railway Co., Ltd.	153,000	876,050
Tocalo Co., Ltd.	3,700	54,123
Tochigi Bank Ltd.	16,000	64,588
Toda Corp.	40,000	95,182
Toda Kogyo Corp.	6,800	23,260
Toenec Corp.	4	19
Toho Co., Ltd.	20,600	429,791
Toho Gas Co., Ltd.	67,000	425,623
Toho Holdings Co., Ltd.	9,200	211,297
Toho Titanium Co., Ltd.	5,100	41,663
Tohoku Electric Power Co., Inc.*	66,300	526,822
Tokai Carbon Co., Ltd.	32,000	109,800
Tokai Rika Co., Ltd.	7,500	139,188
Tokai Rubber Industries Ltd.	5,200	59,659
Tokai Tokyo Financial Holdings, Inc.	34,000	249,939
Tokio Marine Holdings, Inc.	99,500	2,858,108
Tokuyama Corp.	53,000	148,638
Tokyo Broadcasting System Holdings, Inc.	17,000	261,858
Tokyo Dome Corp.	19,769	112,354
Tokyo Electric Power Co., Inc.*	215,437	530,954
Tokyo Electron Ltd.	22,600	957,922
Tokyo Gas Co., Ltd.	314,000	1,694,503
Tokyo Ohka Kogyo Co., Ltd.	6,100	129,472
Tokyo Rope Manufacturing Co., Ltd.*	22,700	27,731
Tokyo Seimitsu Co., Ltd.	4,703	97,872
Tokyo Steel Manufacturing Co., Ltd.	18,700	78,864
Tokyo Tatemono Co., Ltd.	48,000	340,617
Tokyu Construction Co., Ltd.*	23,700	54,381
Tokyu Corp.	158,000	1,166,516
Tokyu Land Corp.	64,000	599,649
Tomy Co., Ltd.	9,500	48,037
TonenGeneral Sekiyu KK	41,000	405,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Toppan Forms Co., Ltd.	7,000	$67,669
Toppan Printing Co., Ltd.	75,000	538,588
Toray Industries, Inc.	219,000	1,479,620
Torishima Pump Manufacturing Co., Ltd.	3,900	31,487
Toshiba Corp.	517,000	2,614,246
Toshiba Plant Systems & Services Corp.	6,000	73,490
Tosoh Corp.	85,000	241,993
TOTO Ltd.	48,000	429,341
Touei Housing Corp.	2,160	36,553
Towa Pharmaceutical Co., Ltd.	400	21,119
Toyo Ink SC Holdings Co., Ltd.	30,000	142,455
Toyo Seikan Kaisha Ltd.	24,100	331,284
Toyo Suisan Kaisha Ltd.	15,000	462,102
Toyo Tanso Co., Ltd.	1,600	39,144
Toyo Tire & Rubber Co., Ltd.	22,488	100,334
Toyobo Co., Ltd.	121,000	205,662
Toyoda Gosei Co., Ltd.	9,300	222,386
Toyota Boshoku Corp.	11,300	158,933
Toyota Industries Corp.	25,600	936,867
Toyota Motor Corp.	332,395	17,037,296
Toyota Tsusho Corp.	29,500	751,485
Trend Micro, Inc.	10,400	290,672
TS Tech Co., Ltd.	5,200	147,269
TSI Holdings Co., Ltd.	12,000	69,347
Tsubakimoto Chain Co.	5,190	26,574
Tsumura & Co.	9,200	335,709
Tsuruha Holdings, Inc.	2,400	233,792
Tsutsumi Jewelry Co., Ltd.	2,800	77,574
TV Asahi Corp.	8,000	152,887
Tv Tokyo Holdings Corp.	4,700	55,021
Ube Industries Ltd.	141,000	277,102
Ulvac, Inc.*	5,398	44,670
Unicharm Corp.	14,500	827,163
Unipres Corp.	4,100	91,813
Unitika Ltd.*	77,800	42,977
UNY Group Holdings Co., Ltd.	26,100	202,678
Ushio, Inc.	19,600	199,675
USS Co., Ltd.	3,100	355,659
Valor Co., Ltd.	5,592	106,749
Wacoal Holdings Corp.	20,000	216,285
Wacom Co., Ltd.	59	227,827
WATAMI Co., Ltd.	3,700	68,824
West Japan Railway Co.	23,222	1,115,031
Yachiyo Bank Ltd.	2,700	92,500
Yahoo! Japan Corp.	1,942	892,245
Yakult Honsha Co., Ltd.	17,700	712,625
Yamada Denki Co., Ltd.	11,710	534,902
Yamaguchi Financial Group, Inc.	31,000	308,567
Yamaha Corp.	26,300	254,800
Yamaha Motor Co., Ltd.	39,300	528,537
Yamato Holdings Co., Ltd.	54,700	988,999
Yamato Kogyo Co., Ltd.	7,700	209,974
Yamazaki Baking Co., Ltd.	26,000	342,487
Yamazen Corp.	10,905	71,823
Yaskawa Electric Corp.	36,000	359,866
Yokogawa Bridge Holdings Corp.	11,100	93,861
Yokogawa Electric Corp.	32,500	324,534
Yokohama Rubber Co., Ltd.	38,000	437,584
Yoshinoya Holdings Co., Ltd.	79	92,902
Zensho Holdings Co., Ltd.	12,100	163,116
Zeon Corp.	32,000	333,139

		393,697,444

Luxembourg (0.2%)
ArcelorMittal S.A.	290,613	3,743,849

Mexico (0.0%)
Fresnillo plc	25,156	518,308

Netherlands (4.7%)
ASML Holding N.V.	99,079	6,663,922
ING Groep N.V. (CVA)*	1,107,790	7,862,654
Koninklijke Philips Electronics N.V.	255,423	7,558,351
Royal Dutch Shell plc, Class A	567,421	18,355,553
Royal Dutch Shell plc, Class B	397,210	13,187,365
Unilever N.V. (CVA)	443,584	18,169,873

		71,797,718

New Zealand (0.0%)
Fletcher Building Ltd.	22,373	157,698
Telecom Corp. of New Zealand Ltd.	42,336	81,104
Trade Me Ltd.	17,676	69,196

		307,998

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	17,457	49,982

Spain (4.4%)
Banco Bilbao Vizcaya Argentaria S.A.	1,536,235	13,317,854
Banco Santander S.A.	2,929,638	19,685,578
Iberdrola S.A.	1,410,783	6,569,961
Inditex S.A.	61,346	8,131,001
Repsol S.A.	224,819	4,567,720
Telefonica S.A.	1,117,981	15,033,050

		67,305,164

Switzerland (0.6%)
Glencore International plc	549,598	2,973,743
Wolseley plc	41,442	2,060,977
Xstrata plc	246,125	3,994,049

		9,028,769

United Kingdom (21.6%)
Aberdeen Asset Management plc	143,039	932,826
Admiral Group plc	29,379	594,604
Aggreko plc	38,446	1,040,987
AMEC plc	45,092	723,519
Anglo American plc	198,344	5,099,244
Antofagasta plc	54,127	809,274
ARM Holdings plc	208,878	2,923,067
Associated British Foods plc	52,897	1,527,916
AstraZeneca plc	189,355	9,493,171
Aviva plc	447,044	2,011,971
Babcock International Group plc	54,759	905,255
BAE Systems plc	492,433	2,950,260
Barclays plc	1,952,150	8,636,075
BG Group plc	511,422	8,773,235
BHP Billiton plc	320,597	9,328,561
BP plc	2,889,559	20,192,095
British American Tobacco plc	295,043	15,811,650
British Land Co. plc (REIT)	136,120	1,124,108
British Sky Broadcasting Group plc	149,827	2,010,190
BT Group plc	1,195,192	5,048,576
Bunzl plc	50,634	996,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Burberry Group plc	66,536	$1,343,594
Capita plc	98,751	1,348,924
Carnival plc	27,830	974,276
Centrica plc	782,040	4,369,271
Compass Group plc	279,436	3,568,671
Croda International plc	20,559	856,868
Diageo plc	382,322	12,054,072
easyJet plc	37,711	618,840
Eurasian Natural Resources Corp.	37,315	139,534
Evraz plc	55,882	188,500
G4S plc	214,760	950,888
GKN plc	248,397	998,294
GlaxoSmithKline plc	747,673	17,478,156
Hammerson plc (REIT)	107,911	806,546
Hargreaves Lansdown plc	33,276	438,871
HSBC Holdings plc	2,793,339	29,816,480
IMI plc	48,814	960,507
Imperial Tobacco Group plc	149,800	5,232,837
InterContinental Hotels Group plc	41,083	1,252,841
International Consolidated Airlines Group S.A.*	248,939	957,730
Intertek Group plc	24,401	1,257,992
ITV plc	549,017	1,079,460
J Sainsbury plc	212,000	1,219,237
John Wood Group plc	55,029	724,514
Johnson Matthey plc	31,105	1,087,037
Kingfisher plc	359,566	1,572,374
Land Securities Group plc (REIT)	118,190	1,488,750
Legal & General Group plc	889,731	2,334,734
Lloyds Banking Group plc*	6,299,728	4,660,666
London Stock Exchange Group plc	26,877	533,348
Marks & Spencer Group plc	243,915	1,445,405
Meggitt plc	119,716	893,141
Melrose Industries plc	193,170	779,275
National Grid plc	552,215	6,418,832
Next plc	23,507	1,559,435
Old Mutual plc	741,840	2,284,812
Pearson plc	123,423	2,220,415
Petrofac Ltd.	39,480	859,626
Prudential plc	387,326	6,267,764
Randgold Resources Ltd.	13,938	1,202,916
Reckitt Benckiser Group plc	97,925	7,020,013
Reed Elsevier plc	182,262	2,162,886
Resolution Ltd.	207,621	859,655
Rexam plc	120,143	962,958
Rio Tinto plc	189,382	8,877,287
Rolls-Royce Holdings plc*	284,119	4,878,262
Royal Bank of Scotland Group plc*	313,722	1,313,267
RSA Insurance Group plc	547,612	968,528
SABMiller plc	142,078	7,478,097
Sage Group plc	180,481	939,793
Schroders plc	17,236	552,069
Serco Group plc	75,775	721,905
Severn Trent plc	36,309	944,505
Smith & Nephew plc	136,107	1,571,739
Smiths Group plc	59,509	1,136,591
SSE plc	145,473	3,280,218
Standard Chartered plc	300,098	7,767,686
Standard Life plc	357,258	1,982,979
Tate & Lyle plc	71,065	917,828
Tesco plc	1,219,573	7,070,427
TUI Travel plc	76,728	379,599
Tullow Oil plc	137,198	2,566,210
Unilever plc	183,131	7,746,714
United Utilities Group plc	103,492	1,114,123
Vedanta Resources plc	15,358	234,524
Vodafone Group plc	7,490,645	21,238,178
Weir Group plc	32,257	1,109,162
Whitbread plc	27,122	1,058,286
WM Morrison Supermarkets plc .	328,538	1,378,782
WPP plc	191,031	3,044,849

		326,455,456

United States (0.1%)
Alacer Gold Corp. (CDI)*	9,202	37,556
Boart Longyear Ltd.	56,238	74,947
News Corp. (CDI), Class B	33,085	1,001,014
ResMed, Inc. (CDI)	99,395	451,195
Sims Metal Management Ltd.	20,625	215,381

		1,780,093

Total Investments (98.8%) (Cost $1,487,163,445)		1,496,173,290
Other Assets Less Liabilities (1.2%)		18,026,022

Net Assets (100%)		$1,514,199,312

*	Non-income producing.

†	Securities (totaling $308,210 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	10.6%
Consumer Staples	11.7
Energy	8.7
Financials	23.6
Health Care	8.5
Industrials	11.9
Information Technology	4.9
Materials	9.0
Telecommunication Services	5.7
Utilities	4.2
Cash and Other	1.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	114	June-13	$3,865,706	$3,732,183	$(133,523)
FTSE 100 Index	35	June-13	3,406,362	3,377,509	(28,853)
SPI 200 Index	6	June-13	794,709	775,709	(19,000)
TOPIX Index	14	June-13	1,551,948	1,547,459	(4,489)

					$(185,865)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$161,331,154	$—	$161,331,154
Consumer Staples	—	176,871,339	—	176,871,339
Energy	—	131,746,663	—	131,746,663
Financials	—	357,664,085	—	357,664,085
Health Care	—	128,371,368	—	128,371,368
Industrials	—	180,125,087	—	180,125,087
Information Technology	—	73,641,425	—	73,641,425
Materials	—	135,980,607	308,210	136,288,817
Telecommunication Services	—	86,977,511	—	86,977,511
Utilities	—	63,155,841	—	63,155,841

Total Assets	$—	$1,495,865,080	$308,210	$1,496,173,290

Liabilities:
Futures	$(185,865)	$—	$—	$(185,865)

Total Liabilities	$(185,865)	$—	$—	$(185,865)

Total	$(185,865)	$1,495,865,080	$308,210	$1,495,987,425

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials
Balance as of 12/31/12	$36,302	$65,122
Total gains or losses (realized/unrealized) included in earnings	(287)	(27,027)
Purchases	—	—
Sales	—	(9,944)
Issuances	—	—
Settlements	(36,015)	(66,420)
Transfers into Level 3	—	346,479
Transfers out of Level 3	—	—

Balance as of 3/31/2013	$—	$308,210

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/2013.	$—	$(28,754)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. debt securities	$17,464,922
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. debt securities	$65,262,627

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,542,748
Aggregate gross unrealized depreciation	(243,954,360)

Net unrealized appreciation	$588,388

Federal income tax cost of investments	$1,495,584,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.6%)
Abacus Property Group (REIT)	16,300	$36,487
Adelaide Brighton Ltd.	32,260	118,900
AGL Energy Ltd.	30,094	496,931
ALS Ltd.	14,161	154,367
Alumina Ltd.*	142,425	164,597
Amcor Ltd.	69,292	669,490
AMP Ltd.	160,189	868,928
Ansell Ltd.	9,020	150,916
APA Group	36,840	228,602
Aquila Resources Ltd.*	11,649	23,893
Ardent Leisure Group	20,240	29,923
Aristocrat Leisure Ltd.	28,660	109,212
Arrium Ltd.	68,099	61,684
Asciano Ltd.	58,070	337,969
ASX Ltd.	10,840	408,443
Atlas Iron Ltd.	46,390	53,612
Aurizon Holdings Ltd.	68,044	285,501
Aurora Oil & Gas Ltd.*	26,730	91,839
Ausdrill Ltd.	23,530	71,045
Australand Property Group (REIT)	15,640	56,178
Australia & New Zealand Banking Group Ltd.	150,785	4,478,919
Australian Infrastructure Fund	40,960	130,495
AWE Ltd.*	35,640	48,053
Bank of Queensland Ltd.	17,818	179,019
Beach Energy Ltd.	80,944	118,828
Beadell Resources Ltd.*	52,248	49,502
Bendigo and Adelaide Bank Ltd.	20,497	219,166
BHP Billiton Ltd.	172,899	5,897,252
Billabong International Ltd.*	25,703	19,535
BlueScope Steel Ltd.*	25,628	133,680
Boral Ltd.	42,031	214,864
Bradken Ltd.	11,749	79,633
Brambles Ltd.	87,726	773,615
BWP Trust (REIT)	26,350	65,294
Cabcharge Australia Ltd.	7,330	34,877
Caltex Australia Ltd.	8,990	199,835
Cardno Ltd.	6,407	45,827
carsales.com Ltd.	13,343	130,585
CFS Retail Property Trust Group (REIT)	134,815	282,129
Challenger Ltd.	31,040	124,422
Charter Hall Group (REIT)	16,050	64,001
Charter Hall Retail REIT (REIT)	17,600	71,648
Coca-Cola Amatil Ltd.	30,122	457,251
Cochlear Ltd.	3,293	233,310
Commonwealth Bank of Australia	86,812	6,147,037
Commonwealth Property Office Fund (REIT)	152,010	175,674
Computershare Ltd.	29,113	309,172
Crown Ltd.	23,970	306,963
CSL Ltd.	27,730	1,710,035
CSR Ltd.	34,360	73,694
Cudeco Ltd.*	8,670	30,781
David Jones Ltd.	24,516	76,319
Dexus Property Group (REIT)	283,969	307,480
Downer EDI Ltd.	27,550	142,271
DUET Group	65,844	157,673
DuluxGroup Ltd.	23,910	110,778
Echo Entertainment Group Ltd.	42,163	152,765
Emeco Holdings Ltd.	42,030	27,350
Energy World Corp., Ltd.*	56,030	21,584
Envestra Ltd.	48,940	53,756
Evolution Mining Ltd.*	26,052	39,737
Fairfax Media Ltd.	106,574	69,904
Federation Centres Ltd. (REIT)	24,577	60,388
FKP Property Group	12,286	20,211
Fleetwood Corp., Ltd.	3,090	29,920
Flight Centre Ltd.	3,670	128,386
Fortescue Metals Group Ltd.	99,214	406,989
Goodman Fielder Ltd.*	91,472	67,618
Goodman Group (REIT)	78,916	392,741
GPT Group (REIT)	95,289	368,070
GrainCorp Ltd., Class A	14,400	175,113
GUD Holdings Ltd.	4,390	32,817
GWA Group Ltd.	19,840	52,054
Harvey Norman Holdings Ltd.	27,920	79,358
Iluka Resources Ltd.	25,276	246,056
Incitec Pivot Ltd.	92,374	297,181
Independence Group NL	13,777	56,945
Insurance Australia Group Ltd.	118,529	704,651
Investa Office Fund (REIT)	39,512	125,882
Invocare Ltd.	6,750	77,165
IOOF Holdings Ltd.	12,000	103,699
Iress Ltd.	6,640	53,785
JB Hi-Fi Ltd.	4,960	76,222
Karoon Gas Australia Ltd.*	11,310	60,290
Kingsgate Consolidated Ltd.	8,170	33,089
Leighton Holdings Ltd.	9,349	199,930
Lend Lease Group	29,443	312,677
Lynas Corp., Ltd.*	98,427	57,387
Macquarie Atlas Roads Group*	26,330	42,765
Macquarie Group Ltd.	19,863	768,275
Medusa Mining Ltd.	9,830	44,008
Mermaid Marine Australia Ltd.	13,460	52,692
Mesoblast Ltd.*	7,231	46,301
Metcash Ltd.	43,877	189,126
Mineral Resources Ltd.	9,297	102,507
Mirabela Nickel Ltd.*	30,630	8,929
Mirvac Group (REIT)	194,525	328,098
Monadelphous Group Ltd.	5,280	124,788
Mount Gibson Iron Ltd.	42,690	23,112
Myer Holdings Ltd.	38,720	118,924
National Australia Bank Ltd.	125,910	4,042,852
Navitas Ltd.	10,771	59,772
Newcrest Mining Ltd.	41,847	873,558
NRW Holdings Ltd.	20,207	34,714
Nufarm Ltd.	11,910	48,980
OceanaGold Corp.*	8,150	23,080
Octaviar Ltd.(b)*†	9,487,254	—
Oil Search Ltd.	61,297	474,178
Orica Ltd.	20,924	532,644
Origin Energy Ltd.	60,482	836,253
OZ Minerals Ltd.	18,489	102,602
Pacific Brands Ltd.	62,010	55,523
Paladin Energy Ltd.*	47,200	48,651
PanAust Ltd.	30,624	79,073
Perpetual Ltd.	2,830	118,683
Perseus Mining Ltd.*	24,460	45,712
Platinum Asset Management Ltd.	15,920	85,859
Primary Health Care Ltd.	29,560	152,651
Qantas Airways Ltd.*	124,346	231,091
QBE Insurance Group Ltd.	64,056	901,008
Qube Holdings Ltd.	31,841	56,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ramsay Health Care Ltd.	7,622	$256,321
Regis Resources Ltd.*	24,410	105,724
Reject Shop Ltd.	1,700	29,594
Resolute Mining Ltd.	23,620	32,707
Rio Tinto Ltd.	24,224	1,442,631
Sandfire Resources NL*	5,890	36,917
Santos Ltd.	52,396	678,083
Seek Ltd.	21,740	228,609
Senex Energy Ltd.*	64,772	45,520
Seven Group Holdings Ltd.	6,490	66,895
Seven West Media Ltd.	28,913	60,507
Shopping Centres Australasia Property Group (REIT)*	13,505	23,271
Sigma Pharmaceuticals Ltd.	76,540	58,970
Silver Lake Resources Ltd.*	13,208	29,016
SMS Management & Technology Ltd.	4,420	23,378
Sonic Healthcare Ltd.	22,386	324,669
Southern Cross Media Group Ltd.	37,539	60,971
SP AusNet	99,935	124,337
Spark Infrastructure Group	78,800	136,191
St Barbara Ltd.*	21,600	26,987
Stockland Corp., Ltd. (REIT)	128,182	487,117
Suncorp Group Ltd.	71,905	884,891
Sundance Resources Ltd.*†	145,220	31,751
Super Retail Group Ltd.	5,904	75,915
Sydney Airport	88,935	303,711
Tabcorp Holdings Ltd.	38,001	127,794
Tatts Group Ltd.	74,865	247,088
Telstra Corp., Ltd.	692,678	3,252,529
Ten Network Holdings Ltd.*	99,546	33,166
Toll Holdings Ltd.	43,530	268,755
TPG Telecom Ltd.	19,060	62,510
Transfield Services Ltd.	30,870	58,495
Transpacific Industries Group Ltd.*	53,180	54,815
Transurban Group	86,283	573,138
Treasury Wine Estates Ltd.	38,168	226,113
UGL Ltd.	10,900	116,209
Virgin Australia Holdings Ltd.*	96,120	41,531
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Wesfarmers Ltd.	63,791	2,669,923
Western Areas Ltd.	9,480	33,657
Westfield Group (REIT)	117,725	1,329,878
Westfield Retail Trust (REIT)	159,172	500,480
Westpac Banking Corp.	168,715	5,403,228
Whitehaven Coal Ltd.	29,544	65,211
Woodside Petroleum Ltd.	35,278	1,315,657
Woolworths Ltd.	67,525	2,375,560
WorleyParsons Ltd.	11,714	301,120
Wotif.com Holdings Ltd.	7,860	40,508

		67,926,502

Austria (0.2%)
Erste Group Bank AG*	105,731	2,945,095

Belgium (1.5%)
Anheuser-Busch InBev N.V.	187,512	18,567,984

Brazil (1.0%)
Banco Bradesco S.A. (Preference)	386,210	6,515,352
Itau Unibanco Holding S.A. (Preference) (ADR)	283,905	5,053,509
Petroleo Brasileiro S.A. (Preference)	97,500	886,342

		12,455,203

Canada (0.3%)
Potash Corp. of Saskatchewan, Inc.	91,872	3,605,976

China (0.4%)
PetroChina Co., Ltd., Class H	3,788,000	4,967,677

Denmark (0.8%)
Novo Nordisk A/S, Class B	58,094	9,438,627

France (11.9%)
Accor S.A.	100,339	3,485,590
Air Liquide S.A.	44,772	5,439,518
AXA S.A.‡	256,055	4,401,485
BNP Paribas S.A.	127,512	6,544,588
Carrefour S.A.	70,964	1,942,562
Cie de Saint-Gobain S.A.	134,118	4,971,902
Cie Generale d’Optique Essilor International S.A.	70,659	7,857,315
Danone S.A.	171,766	11,951,275
European Aeronautic Defence and Space Co. N.V.	54,505	2,773,729
France Telecom S.A.	236,788	2,394,826
GDF Suez S.A.	169,663	3,266,587
J.C. Decaux S.A.	94,534	2,590,794
Legrand S.A.	51,084	2,227,699
L’Oreal S.A.	71,008	11,259,372
LVMH Moet Hennessy Louis Vuitton S.A.	33,017	5,667,029
Pernod-Ricard S.A.	63,512	7,914,144
Sanofi S.A.	159,862	16,243,937
Schneider Electric S.A.	170,178	12,434,132
Societe Generale S.A.*	96,259	3,162,475
Total S.A.	274,730	13,155,036
Unibail-Rodamco SE (REIT)	39,836	9,278,288
Vinci S.A.	66,069	2,976,449
Vivendi S.A.	158,373	3,271,513

		145,210,245

Germany (9.3%)
Allianz SE (Registered)	116,239	15,786,652
BASF SE	113,628	9,951,085
Bayer AG (Registered)	102,334	10,555,800
Bayerische Motoren Werke (BMW) AG	39,774	3,431,753
Daimler AG (Registered)	211,043	11,482,453
Deutsche Bank AG (Registered)	115,366	4,497,828
Deutsche Telekom AG (Registered)	368,835	3,898,636
E.ON SE	247,710	4,324,718
Fresenius Medical Care AG & Co. KGaA	25,605	1,728,066
Fresenius SE & Co. KGaA	14,504	1,790,219
Linde AG	48,045	8,933,119
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	19,890	3,719,866
RWE AG	60,719	2,262,984
SAP AG	208,954	16,740,480
Siemens AG (Registered)	106,342	11,454,507
Volkswagen AG (Preference)	17,757	3,528,081

		114,086,247

Hong Kong (1.1%)
Cheung Kong Holdings Ltd.	357,000	5,270,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
China Mobile Ltd.	577,500	$6,115,323
Hang Lung Properties Ltd.	519,000	1,938,924

		13,324,706

Ireland (0.8%)
CRH plc (BATS Europe Exchange)	95,670	2,111,768
CRH plc (EURO OTC Exchange)	235,227	5,189,666
Experian plc	65,142	1,128,372
Henderson Group plc (CDI)	39,640	96,574
James Hardie Industries plc (CDI)	26,109	272,106
Shire plc	35,209	1,072,106

		9,870,592

Italy (1.5%)
Assicurazioni Generali S.p.A.	165,711	2,578,738
Enel S.p.A.	790,648	2,580,351
Eni S.p.A.	327,448	7,358,028
Intesa Sanpaolo S.p.A.	1,732,389	2,535,997
UniCredit S.p.A.*	671,037	2,864,362

		17,917,476

Japan (17.2%)
77 Bank Ltd.	14,000	75,402
A&A Material Corp.*	2,000	2,125
A&D Co., Ltd.	1,200	6,642
ABC-Mart, Inc.	1,400	53,317
Accordia Golf Co., Ltd.	40	38,880
Accretive Co. Ltd.*	10	1,635
Achilles Corp.	10,000	15,085
Acom Co., Ltd.*	2,460	70,114
ADEKA Corp.	5,100	43,884
Aderans Co., Ltd.	1,300	22,054
Advan Co., Ltd.	700	7,786
Advanex, Inc.	2,000	1,870
Advantest Corp.	8,800	123,397
Aeon Co., Ltd.	44,600	576,126
Aeon Credit Service Co., Ltd.	3,400	96,147
Aeon Delight Co., Ltd.	1,400	30,905
Aeon Fantasy Co., Ltd.	400	5,932
Aeon Hokkaido Corp.	900	4,551
Aeon Mall Co., Ltd.	4,700	142,995
AGORA Hospitality Group Co., Ltd.*	5,000	1,753
Agrex, Inc.	200	1,887
Ai Holdings Corp.	2,100	19,319
Aica Kogyo Co., Ltd.	3,700	67,762
Aichi Bank Ltd.	400	23,711
Aichi Corp.	2,100	9,905
Aichi Steel Corp.	6,000	24,157
Aichi Tokei Denki Co., Ltd.	1,000	2,826
Aida Engineering Ltd.	3,300	26,678
Aiful Corp.*	10,100	67,165
Aigan Co., Ltd.*	900	3,126
Ain Pharmaciez, Inc.	500	26,983
Aiphone Co., Ltd.	800	13,606
Air Water, Inc.	10,000	138,949
Airport Facilities Co., Ltd.	1,200	8,337
Airtech Japan Ltd.	300	1,960
Aisan Industry Co., Ltd.	1,500	14,373
Aisin Seiki Co., Ltd.	10,500	384,262
Ajinomoto Co., Inc.	33,000	484,124
Akebono Brake Industry Co., Ltd.	5,700	25,613
Akita Bank Ltd.	8,000	22,521
Alconix Corp.	200	4,113
Alfresa Holdings Corp.	2,800	151,994
All Nippon Airways Co., Ltd.	223,000	459,574
Alpen Co., Ltd.	700	13,147
Alpha Corp.	300	3,349
Alpha Systems, Inc.	360	5,155
Alpine Electronics, Inc.	2,400	22,946
Alps Electric Co., Ltd.	9,800	64,129
Altech Co., Ltd.	500	1,004
Altech Corp.	500	5,200
Amada Co., Ltd.	18,000	118,744
Amano Corp.	3,400	32,362
Amuse, Inc.	300	6,390
Anest Iwata Corp.	2,000	8,435
Anritsu Corp.	5,000	77,920
AOC Holdings, Inc.	3,300	12,690
AOI Pro, Inc.	500	3,442
AOKI Holdings, Inc.	1,100	28,302
Aomori Bank Ltd.	9,000	27,917
Aoyama Trading Co., Ltd.	3,100	79,035
Aozora Bank Ltd.	38,000	106,974
Arakawa Chemical Industries Ltd.	1,000	8,870
Araya Industrial Co., Ltd.	2,000	2,826
Arcland Sakamoto Co., Ltd.	700	12,322
Arcs Co., Ltd.	1,500	33,558
Argo Graphics, Inc.	400	5,868
Ariake Japan Co., Ltd.	1,100	22,518
Arisawa Manufacturing Co., Ltd.	2,000	6,544
Arnest One Corp.	2,200	43,493
Arrk Corp.*	4,200	7,853
As One Corp.	800	18,297
Asahi Co., Ltd.	500	6,900
Asahi Diamond Industrial Co., Ltd.	4,000	38,838
Asahi Glass Co., Ltd.	65,000	449,514
Asahi Group Holdings Ltd.	28,200	673,732
Asahi Kasei Corp.	79,000	531,226
Asahi Kogyosha Co., Ltd.	1,000	3,357
Asahi Net, Inc.	1,000	5,269
Asahi Organic Chemicals Industry Co., Ltd.	4,000	8,881
Asanuma Corp.*	4,000	2,974
Asatsu-DK, Inc.	2,000	55,750
Ashimori Industry Co., Ltd.*	3,000	4,589
Asics Corp.	9,700	159,511
ASKA Pharmaceutical Co., Ltd.	1,000	7,627
ASKUL Corp.	900	13,089
Astellas Pharma, Inc.	27,200	1,462,070
Asunaro Aoki Construction Co., Ltd.	500	2,656
Atsugi Co., Ltd.	11,000	13,088
Autobacs Seven Co., Ltd.	4,500	70,510
Avex Group Holdings, Inc.	2,300	62,133
Awa Bank Ltd.	10,000	62,463
Axell Corp.	400	8,724
Azbil Corp.	2,300	47,767
Azuma Shipping Co., Ltd.	600	1,772
Bando Chemical Industries Ltd.	4,000	12,705
Bank of Iwate Ltd.	800	32,761
Bank of Kyoto Ltd.	18,000	175,726
Bank of Nagoya Ltd.	11,000	50,364
Bank of Okinawa Ltd.	900	38,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Saga Ltd.	7,000	$18,144
Bank of the Ryukyus Ltd.	2,500	36,809
Bank of Yokohama Ltd.	82,000	473,873
Belc Co., Ltd.	600	9,229
Belluna Co., Ltd.	1,500	14,580
Benesse Holdings, Inc.	3,400	144,473
Best Denki Co., Ltd.*	3,500	7,250
Bic Camera, Inc.	30	14,086
BML, Inc.	700	18,858
Bookoff Corp.	700	5,205
BP Castrol KK	500	2,172
Bridgestone Corp.	39,400	1,318,426
Brother Industries Ltd.	14,100	144,842
Bunka Shutter Co., Ltd.	3,000	15,457
CAC Corp.	700	6,313
Calbee, Inc.	300	23,615
Calsonic Kansei Corp.	6,000	26,388
Can Do Co., Ltd.	10	16,646
Canare Electric Co., Ltd.	100	1,501
Canon Electronics, Inc.	1,100	21,828
Canon Marketing Japan, Inc.	4,000	59,192
Canon, Inc.	152,700	5,596,378
Capcom Co., Ltd.	2,600	41,734
Casio Computer Co., Ltd.	11,800	91,883
Cawachi Ltd.	800	17,056
Central Glass Co., Ltd.	12,000	41,557
Central Japan Railway Co.	10,200	1,074,882
Central Security Patrols Co., Ltd.	500	4,499
Central Sports Co., Ltd.	400	6,722
Century Tokyo Leasing Corp.	2,800	72,487
CFS Corp.	1,000	4,111
Chiba Bank Ltd.	52,000	373,421
Chiba Kogyo Bank Ltd.*	2,300	22,601
Chino Corp.	2,000	4,717
Chiyoda Co., Ltd.	1,600	41,540
Chiyoda Corp.	9,000	100,388
Chiyoda Integre Co., Ltd.	400	4,534
Chofu Seisakusho Co., Ltd.	1,200	27,293
Chori Co., Ltd.	800	9,246
Chubu Electric Power Co., Inc.	33,900	411,979
Chubu Shiryo Co., Ltd.	1,200	7,355
Chudenko Corp.	2,000	20,078
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,289
Chugai Pharmaceutical Co., Ltd.	15,900	353,352
Chugai Ro Co., Ltd.	4,000	10,581
Chugoku Bank Ltd.	8,000	129,006
Chugoku Electric Power Co., Inc.	14,600	190,303
Chugoku Marine Paints Ltd.	3,000	15,966
Chugokukogyo Co., Ltd.*	1,000	967
Chukyo Bank Ltd.	5,000	10,995
Chuo Spring Co., Ltd.	1,000	3,442
Citizen Holdings Co., Ltd.	13,500	68,694
CKD Corp.	3,400	21,888
Clarion Co., Ltd.*	6,000	7,776
Cleanup Corp.	1,200	8,184
CMIC Holdings Co., Ltd.	400	7,955
CMK Corp.	2,400	7,623
Coca-Cola Central Japan Co., Ltd.	1,500	19,759
Coca-Cola West Co., Ltd.	4,200	73,082
Cocokara fine, Inc.	1,100	40,139
Colowide Co., Ltd.	4,000	42,152
Computer Engineering & Consulting Ltd.	800	5,541
Computer Institute of Japan Ltd.	1,200	4,972
COMSYS Holdings Corp.	6,700	81,139
Co-Op Chemical Co., Ltd.*	1,000	1,360
Core Corp.	400	3,208
Corona Corp.	500	5,795
Cosel Co., Ltd.	1,800	20,651
Cosmo Oil Co., Ltd.*	33,000	69,411
Create Medic Co., Ltd.	300	2,741
Create SD Holdings Co., Ltd.	500	19,785
Credit Saison Co., Ltd.	8,600	214,144
Cresco Ltd.	300	2,231
CTI Engineering Co., Ltd.	700	4,997
Cybernet Systems Co., Ltd.	10	3,298
Cybozu, Inc.	20	5,407
Dai Nippon Printing Co., Ltd.	41,000	389,812
Dai Nippon Toryo Co., Ltd.	7,000	14,054
Daibiru Corp.	3,600	42,411
Daicel Corp.	17,000	132,374
Dai-Dan Co., Ltd.	1,000	5,354
Daido Kogyo Co., Ltd.	2,000	3,336
Daido Metal Co., Ltd.	1,000	8,127
Daido Steel Co., Ltd.	22,000	116,620
Daidoh Ltd.	1,600	11,592
Daiei, Inc.*	5,650	20,527
Daifuku Co., Ltd.	5,000	40,633
Daihatsu Motor Co., Ltd.	11,000	227,631
Daihen Corp.	6,000	17,655
Daiho Corp.	4,000	4,462
Daiichi Chuo KK*	8,000	10,113
Daiichi Jitsugyo Co., Ltd.	2,000	10,602
Dai-ichi Kogyo Seiyaku Co., Ltd.	2,000	5,439
Dai-ichi Life Insurance Co., Ltd.	634	844,570
Daiichi Sankyo Co., Ltd.	43,700	840,251
Daiken Corp.	5,000	13,810
Daiken Medical Co., Ltd.	100	2,920
Daiki Aluminium Industry Co., Ltd.	2,000	4,525
Daikin Industries Ltd.	15,900	622,420
Daikoku Denki Co., Ltd.	500	13,571
Daikyo, Inc.	20,000	69,900
Dainichi Co., Ltd.	600	5,258
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	18,909
Dainippon Screen Manufacturing Co., Ltd.	11,000	49,429
Dainippon Sumitomo Pharma Co., Ltd.	7,000	123,588
Daio Paper Corp.	5,000	32,135
Daiohs Corp.	200	1,353
Daisan Bank Ltd.	7,000	13,608
Daiseki Co., Ltd.	1,900	32,193
Daishi Bank Ltd.	16,000	65,778
Daiso Co., Ltd.	5,000	15,510
Daisue Construction Co., Ltd.*	4,000	2,677
Daisyo Corp.	600	7,706
Daito Bank Ltd.	7,000	6,990
Daito Electron Co., Ltd.	500	2,034
Daito Trust Construction Co., Ltd.	5,300	453,795
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	765
Daiwa House Industry Co., Ltd.	35,000	682,265
Daiwa Industries Ltd.	1,000	5,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Odakyu Construction Co., Ltd.	500	$1,094
Daiwa Securities Group, Inc.	121,000	850,927
Daiwabo Holdings Co., Ltd.	14,100	25,913
Daiyu Eight Co., Ltd.	100	699
Danto Holdings Corp.*	1,000	1,572
DC Co., Ltd.	1,300	4,350
DCM Holdings Co., Ltd.	5,800	48,367
DeNA Co., Ltd.	5,300	144,133
Denki Kagaku Kogyo KK	22,000	78,993
Denki Kogyo Co., Ltd.	3,000	14,118
Denso Corp.	29,400	1,241,462
Dentsu, Inc.	10,500	312,094
Denyo Co., Ltd.	1,100	14,338
Descente Ltd.	3,000	20,078
DIC Corp.	40,000	85,409
Dijet Industrial Co., Ltd.	1,000	1,678
Disco Corp.	1,300	73,745
Don Quijote Co., Ltd.	3,800	168,131
Doshisha Co., Ltd.	1,000	15,021
Doutor Nichires Holdings Co., Ltd.	2,100	30,763
Dowa Holdings Co., Ltd.	15,000	117,119
Dr. Ci:Labo Co., Ltd.	10	30,541
DTS Corp.	1,100	18,054
Dunlop Sports Co., Ltd.	1,000	11,250
Duskin Co., Ltd.	3,600	72,585
Dwango Co., Ltd.	10	40,899
Dydo Drinco, Inc.	500	23,849
Dynic Corp.	2,000	4,100
Eagle Industry Co., Ltd.	1,000	9,678
Earth Chemical Co., Ltd.	900	31,216
East Japan Railway Co	20,800	1,708,015
Ebara Corp.	17,000	67,541
Ebara Jitsugyo Co., Ltd.	300	4,261
Ebara-Udylite Co., Ltd.	100	5,333
Echo Trading Co., Ltd.	300	2,620
Econach Holdings Co., Ltd.*	3,000	1,530
Eco’s Co., Ltd.	400	2,435
EDION Corp.	4,400	20,706
Ehime Bank Ltd.	7,000	18,367
Eighteenth Bank Ltd.	7,000	19,260
Eiken Chemical Co., Ltd.	1,000	14,182
Eisai Co., Ltd.	16,100	719,185
Eizo Nanao Corp.	1,000	17,634
Electric Power Development Co., Ltd.	7,000	177,947
Elematec Corp.	900	12,773
Emori & Co., Ltd.	200	2,513
Enplas Corp.	600	27,631
Enshu Ltd.*	2,000	4,058
EPS Corp.	20	29,681
ESPEC Corp.	1,200	9,051
Excel Co., Ltd.	600	6,138
Exedy Corp.	1,500	35,040
Ezaki Glico Co., Ltd.	5,000	51,734
F&A Aqua Holdings, Inc.	900	12,792
Faith, Inc.	40	4,678
Falco SD Holdings Co., Ltd.	600	7,700
FamilyMart Co., Ltd.	3,200	146,003
Fancl Corp.	2,500	27,514
FANUC Corp.	65,200	9,966,835
Fast Retailing Co., Ltd.	2,100	667,690
FCC Co., Ltd.	1,800	43,463
Felissimo Corp.	300	3,509
FIDEA Holdings Co., Ltd.	7,000	18,070
First Baking Co., Ltd.*	1,000	1,360
Foster Electric Co., Ltd.	1,100	15,086
FP Corp.	600	40,091
France Bed Holdings Co., Ltd.	8,000	18,187
F-Tech, Inc.	400	6,399
Fudo Tetra Corp.*	9,800	18,635
Fuji Co., Ltd.	1,300	24,955
Fuji Corp., Ltd.	1,200	7,521
Fuji Electric Co., Ltd.	30,000	87,640
Fuji Electronics Co., Ltd.	600	7,610
Fuji Heavy Industries Ltd.	35,000	551,761
Fuji Kiko Co., Ltd.*	1,000	3,612
Fuji Kosan Co., Ltd.*	400	2,469
Fuji Kyuko Co., Ltd.	3,000	23,902
Fuji Media Holdings, Inc.	117	202,592
Fuji Oil Co., Ltd.	3,300	50,901
Fuji Seal International, Inc.	1,200	30,352
Fuji Soft, Inc.	1,600	38,549
Fujibo Holdings, Inc.	5,000	14,925
Fujicco Co., Ltd.	1,000	11,951
Fujifilm Holdings Corp.	27,870	548,903
Fujikura Kasei Co., Ltd.	1,600	6,680
Fujikura Ltd.	20,000	63,101
Fujikura Rubber Ltd.	800	2,363
Fujimi, Inc.	1,100	16,219
Fujimori Kogyo Co., Ltd.	900	22,210
Fujita Kanko, Inc.	3,000	14,086
Fujitec Co., Ltd.	3,000	29,957
Fujitsu General Ltd.	2,000	16,891
Fujitsu Ltd.	120,000	498,433
Fujiya Co., Ltd.	7,000	15,021
FuKoKu Co., Ltd.	500	4,786
Fukuda Corp.	1,000	4,026
Fukui Bank Ltd.	10,000	22,521
Fukui Computer Holdings, Inc.	200	1,443
Fukuoka Financial Group, Inc.	59,000	294,577
Fukushima Bank Ltd.	15,000	13,226
Fukushima Industries Corp.	300	7,833
Fukuyama Transporting Co., Ltd.	8,000	45,722
Fullcast Holdings Co., Ltd.*	10	1,859
Funai Consulting, Inc.	1,300	9,432
Funai Electric Co., Ltd.	1,100	13,497
Furukawa Co., Ltd.	21,000	23,870
Furukawa Electric Co., Ltd.	31,000	68,168
Furukawa-Sky Aluminum Corp.	5,000	15,191
Furusato Industries Ltd.	700	7,116
Fuso Pharmaceutical Industries Ltd.	4,000	17,932
Futaba Corp.	2,100	22,375
Futaba Industrial Co., Ltd.	3,500	16,099
Future Architect, Inc.	10	4,637
Fuyo General Lease Co., Ltd.	1,100	41,834
G-7 Holdings, Inc.	300	1,877
Gakken Holdings Co., Ltd.	5,000	14,554
Gakujo Co., Ltd.	400	1,789
Gecoss Corp.	800	6,408
Genki Sushi Co., Ltd.	300	3,761
Geo Holdings Corp	20	25,368
GLOBERIDE, Inc.	5,000	6,746
Glory Ltd.	3,400	81,338
GMO Internet, Inc.	3,400	32,218
Godo Steel Ltd.	7,000	12,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Goldcrest Co., Ltd.	1,100	$27,285
Goldwin, Inc.	2,000	12,089
Gree, Inc.	5,100	64,038
GS Yuasa Corp.	24,000	99,942
GSI Creos Corp.	3,000	4,462
Gulliver International Co., Ltd.	330	19,281
Gun-Ei Chemical Industry Co., Ltd.	3,000	7,043
Gunma Bank Ltd.	22,000	130,876
Gunze Ltd.	8,000	20,736
Gurunavi, Inc.	1,000	12,705
H2O Retailing Corp.	7,000	74,882
Hachijuni Bank Ltd.	19,000	113,231
Hakudo Co., Ltd.	400	3,633
Hakuhodo DY Holdings, Inc.	1,800	138,057
Hakuto Co., Ltd.	700	6,819
Hakuyosha Co., Ltd.	1,000	2,273
Hamakyorex Co., Ltd.	300	12,206
Hamamatsu Photonics KK	4,200	165,751
Hankyu Hanshin Holdings, Inc..	84,000	505,954
Hanwa Co., Ltd.	11,000	39,146
Happinet Corp.	600	4,997
Harashin Narus Holdings Co., Ltd.	700	12,961
Hard Off Corp. Co., Ltd.	500	3,468
Harima Chemicals, Inc.	1,100	5,480
Haruyama Trading Co., Ltd.	500	3,102
Haseko Corp.*	86,500	79,944
Hayashikane Sangyo Co., Ltd.*	4,000	3,654
Hazama Ando Corp.	7,520	17,335
Heiwa Corp.	2,600	51,649
Heiwa Real Estate Co., Ltd.	1,800	35,585
Heiwado Co., Ltd.	2,400	37,019
Helios Techno Holdings Co., Ltd.	1,100	2,501
Hibiya Engineering Ltd.	1,800	18,567
Hiday Hidaka Corp.	600	13,360
Higashi-Nippon Bank Ltd.	6,000	16,062
Higo Bank Ltd.	9,000	58,129
Hikari Tsushin, Inc.	900	44,840
Hino Motors Ltd.	15,000	161,895
Hioki EE Corp.	500	7,558
Hirakawa Hewtech Corp.	200	1,955
Hirose Electric Co., Ltd.	2,300	302,236
Hiroshima Bank Ltd.	29,000	139,863
HIS Co., Ltd.	1,300	56,276
Hisaka Works Ltd.	1,000	9,486
Hisamitsu Pharmaceutical Co., Inc.	3,300	178,085
Hitachi Cable Ltd.	10,000	15,935
Hitachi Capital Corp.	2,800	61,214
Hitachi Chemical Co., Ltd.	4,600	70,074
Hitachi Construction Machinery Co., Ltd.	5,800	123,843
Hitachi High-Technologies Corp.	3,700	77,117
Hitachi Koki Co., Ltd.	3,300	27,133
Hitachi Kokusai Electric, Inc.	2,000	17,655
Hitachi Ltd.	274,640	1,592,962
Hitachi Metals Ltd.	8,700	82,901
Hitachi Transport System Ltd.	2,100	33,173
Hitachi Zosen Corp.	52,000	86,726
Hochiki Corp.	1,000	4,908
Hodogaya Chemical Co., Ltd.	2,000	4,483
Hogy Medical Co., Ltd.	600	32,315
Hokkaido Electric Power Co., Inc.*	9,700	98,922
Hokkaido Gas Co., Ltd.	2,000	5,354
Hokkan Holdings Ltd.	3,000	9,433
Hokko Chemical Industry Co., Ltd.	1,000	3,198
Hokkoku Bank Ltd.	14,000	59,043
Hokuetsu Bank Ltd.	13,000	31,901
Hokuetsu Kishu Paper Co., Ltd.	8,000	38,158
Hokuhoku Financial Group, Inc.	68,000	137,972
Hokuriku Electric Industry Co., Ltd.	4,000	5,014
Hokuriku Electric Power Co	10,300	126,815
Hokushin Co., Ltd.*	800	1,632
Hokuto Corp.	1,400	26,517
Honda Motor Co., Ltd.	99,900	3,820,471
Honeys Co., Ltd.	1,080	14,043
Hoosiers Corp.†	20	21,883
Horiba Ltd.	2,100	66,122
Hoshizaki Electric Co., Ltd.	300	8,758
Hosiden Corp.	3,000	17,592
Hosokawa Micron Corp.	2,000	17,294
House Foods Corp.	3,600	62,489
House of Rose Co., Ltd.	100	1,402
Howa Machinery Ltd.	6,000	7,457
Hoya Corp.	29,800	559,057
Hulic Co., Ltd.	12,400	101,692
Hurxley Corp.	300	2,502
Hyakugo Bank Ltd.	11,000	55,272
Hyakujushi Bank Ltd.	14,000	58,597
Ibiden Co., Ltd.	6,600	102,784
IBJ Leasing Co., Ltd.	1,700	52,444
Ichibanya Co., Ltd.	400	17,762
Ichiken Co., Ltd.	1,000	1,902
Ichikoh Industries Ltd.*	2,000	2,996
Ichinen Holdings Co., Ltd.	1,300	8,852
Ichiyoshi Securities Co., Ltd.	2,700	29,657
Icom, Inc.	600	15,233
Idec Corp.	1,400	12,522
Idemitsu Kosan Co., Ltd.	1,300	112,827
Ihara Chemical Industry Co., Ltd.	2,000	12,174
IHI Corp.	76,000	230,095
Iida Home Max	1,300	23,574
Iino Kaiun Kaisha Ltd.	5,900	44,249
Ikegami Tsushinki Co., Ltd.*	3,000	2,454
Ikyu Corp.	10	10,910
Imasen Electric Industrial Co., Ltd.	800	9,629
Impress Holdings, Inc.	1,000	1,381
Inaba Denki Sangyo Co., Ltd.	1,400	42,207
Inaba Seisakusho Co., Ltd.	600	7,948
Inabata & Co., Ltd.	3,200	23,762
Inageya Co., Ltd.	1,000	10,687
INES Corp.	1,600	12,136
I-Net Corp.	500	3,814
Information Services International-Dentsu Ltd.	700	7,295
INPEX Corp.	163	872,704
Intage, Inc.	300	7,569
Internet Initiative Japan, Inc.	700	23,573
Inui Steamship Co., Ltd.*	1,400	6,395
I’rom Holdings Co., Ltd.*	30	1,979
Iseki & Co., Ltd.	13,000	45,987
Isetan Mitsukoshi Holdings Ltd.	25,700	369,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ishihara Sangyo Kaisha Ltd.*	21,000	$18,070
Ishii Iron Works Co., Ltd.	1,000	3,506
Ishikawa Seisakusho Ltd.*	2,000	2,231
Ishizuka Glass Co., Ltd.	1,000	1,710
Isuzu Motors Ltd.	80,000	481,861
IT Holdings Corp.	4,000	52,095
ITC Networks Corp.	1,000	8,552
Itfor, Inc.	1,300	5,344
Ito En Ltd.	3,000	72,343
ITOCHU Corp.	95,900	1,170,543
Itochu Enex, Co., Ltd.	2,700	15,316
ITOCHU Techno-Solutions Corp.	1,200	59,277
Itochu-Shokuhin Co., Ltd.	300	12,206
Itoham Foods, Inc.	7,000	34,801
Itoki Corp.	2,600	17,925
Iwai Cosmo Holdings, Inc.	1,100	11,054
Iwaki & Co., Ltd.	1,000	2,273
Iwasaki Electric Co., Ltd.*	4,000	8,541
Iwatani Corp.	13,000	61,869
Iwatsu Electric Co., Ltd.	5,000	5,258
Iyo Bank Ltd.	10,000	92,527
Izumi Co., Ltd.	3,300	80,138
Izumiya Co., Ltd.	4,000	21,034
Izutsuya Co., Ltd.*	6,000	6,884
J. Front Retailing Co., Ltd.	24,000	186,626
Jaccs Co., Ltd.	8,000	49,801
Jafco Co., Ltd.	1,600	57,109
Jalux, Inc.	300	2,942
Janome Sewing Machine Co., Ltd.*	12,000	10,071
Japan Airlines Co., Ltd.	3,700	172,354
Japan Airport Terminal Co., Ltd.	3,900	52,533
Japan Asia Investment Co., Ltd.*	8,000	14,617
Japan Aviation Electronics Industry Ltd.	2,000	15,212
Japan Bridge Corp.*	900	1,530
Japan Carlit Co., Ltd.	1,000	5,598
Japan Cash Machine Co., Ltd.	1,100	12,129
Japan Digital Laboratory Co., Ltd.	1,000	12,493
Japan Drilling Co., Ltd.	300	18,165
Japan Electronic Materials Corp.	500	2,098
Japan Foods Co., Ltd.	100	1,222
Japan Foundation Engineering Co., Ltd.	1,700	5,725
Japan Medical Dynamic Marketing, Inc.	1,000	2,698
Japan Oil Transportation Co., Ltd.	1,000	2,496
Japan Petroleum Exploration Co.	1,700	66,729
Japan Pulp & Paper Co., Ltd.	6,000	19,121
Japan Radio Co., Ltd.*	3,000	8,955
Japan Securities Finance Co., Ltd.	5,000	38,349
Japan Steel Works Ltd.	16,000	84,304
Japan Tobacco, Inc.	329,564	10,520,421
Japan Transcity Corp.	2,000	8,010
Japan Vilene Co., Ltd.	1,000	5,258
Japan Wool Textile Co., Ltd.	4,000	30,934
Jastec Co., Ltd.	700	4,960
JBCC Holdings, Inc.	1,000	9,518
Jeans Mate Corp.*	300	1,039
Jeol Ltd.	4,000	17,804
JFE Holdings, Inc.	32,944	631,688
JGC Corp.	12,000	306,708
JK Holdings Co., Ltd.	1,100	6,929
JMS Co., Ltd.	1,000	3,792
Joban Kosan Co., Ltd.*	3,000	6,310
J-Oil Mills, Inc.	5,000	15,935
Joshin Denki Co., Ltd.	2,000	19,015
Joyo Bank Ltd.	40,000	222,234
JSP Corp.	800	11,864
JSR Corp.	10,000	203,962
JTEKT Corp.	10,500	98,715
Juki Corp.*	7,000	11,452
Juroku Bank Ltd.	15,000	62,942
JVC Kenwood Corp.	5,800	15,588
JX Holdings, Inc.	142,500	797,764
K.R.S. Corp.	300	3,059
kabu.com Securities Co., Ltd.	4,900	29,722
Kadokawa Group Holdings, Inc.	1,100	29,365
Kaga Electronics Co., Ltd.	1,200	10,198
Kagoshima Bank Ltd.	7,000	49,450
Kajima Corp.	55,000	148,988
Kakaku.com, Inc.	1,800	45,280
Kaken Pharmaceutical Co., Ltd.	5,000	90,668
Kamei Corp.	1,000	11,133
Kamigumi Co., Ltd.	11,000	100,845
Kanaden Corp.	1,000	6,363
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,832
Kanamoto Co., Ltd.	1,000	21,618
Kandenko Co., Ltd.	6,000	27,599
Kaneka Corp.	13,000	74,850
Kanematsu Corp.*	27,000	36,140
Kanematsu Electronics Ltd.	700	8,700
Kanematsu-NNK Corp.*	1,000	1,955
Kansai Electric Power Co., Inc.* .	45,900	434,449
Kansai Paint Co., Ltd.	12,000	132,830
Kansai Urban Banking Corp.	17,000	22,755
Kanto Denka Kogyo Co., Ltd.*	2,000	5,142
Kanto Natural Gas Development Co., Ltd.	1,000	7,192
Kao Corp.	33,500	1,081,851
Kappa Create Holdings Co., Ltd.	900	18,175
Kasai Kogyo Co., Ltd.	1,000	4,674
Kasumi Co., Ltd.	2,500	15,563
Katakura Industries Co., Ltd.	1,400	17,163
Kato Sangyo Co., Ltd.	1,700	35,432
Kato Works Co., Ltd.	2,000	6,777
KAWADA Technologies, Inc.	200	4,738
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	7,351
Kawasaki Heavy Industries Ltd.	80,000	251,554
Kawasaki Kisen Kaisha Ltd.	39,000	82,860
KDDI Corp.	32,000	1,334,254
Keihan Electric Railway Co., Ltd.	25,000	111,011
Keihanshin Building Co., Ltd.	1,400	10,411
Keihin Co., Ltd.	2,000	4,292
Keihin Corp.	2,500	34,339
Keikyu Corp.	28,000	291,794
Keio Corp.	32,000	274,329
Keisei Electric Railway Co., Ltd.	20,000	210,761
Keiyo Bank Ltd.	5,000	28,629
Keiyo Co., Ltd.	2,200	11,171
Kenedix, Inc.*	150	76,406
Kewpie Corp.	7,100	101,218
KEY Coffee, Inc.	1,200	19,619
Keyence Corp.	2,690	822,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kikkoman Corp.	9,000	$156,796
Kimoto Co., Ltd.	1,100	9,243
Kimura Chemical Plants Co., Ltd.	1,100	4,160
Kimura Unity Co., Ltd.	200	2,001
Kinden Corp.	5,000	32,719
King Jim Co., Ltd.	1,000	7,436
Kinki Nippon Tourist Co., Ltd.*	4,000	5,906
Kinki Sharyo Co., Ltd.	1,000	3,240
Kintetsu Corp.	100,000	465,289
Kintetsu World Express, Inc.	1,100	40,782
Kinugawa Rubber Industrial Co., Ltd.	3,000	15,233
Kirin Holdings Co., Ltd.	59,000	947,034
Kirindo Co., Ltd.	500	3,697
Kisoji Co., Ltd.	1,400	28,376
Kissei Pharmaceutical Co., Ltd.	2,600	54,991
Kitagawa Iron Works Co., Ltd.	5,000	8,658
Kita-Nippon Bank Ltd.	300	7,929
Kitano Construction Corp.	3,000	6,852
Kitazawa Sangyo Co., Ltd.	1,000	2,050
Kitz Corp.	5,100	26,493
Koa Corp.	1,500	14,277
Koatsu Gas Kogyo Co., Ltd.	1,000	5,641
Kobayashi Pharmaceutical Co., Ltd.	1,300	63,111
Kobayashi Yoko Co., Ltd.	300	905
Kobe Steel Ltd.*	154,000	179,954
Kohnan Shoji Co., Ltd.	1,100	14,128
Kohsoku Corp.	700	6,507
Koito Manufacturing Co., Ltd.	6,000	102,937
Kojima Co., Ltd.	1,500	5,529
Kokuyo Co., Ltd.	6,400	49,087
KOMAIHALTEC, Inc.	2,000	5,078
Komatsu Ltd.	159,890	3,792,791
Komatsu Seiren Co., Ltd.	2,000	9,051
Komatsu Wall Industry Co., Ltd.	400	8,358
Komeri Co., Ltd.	1,600	47,659
Komori Corp.	3,400	35,721
Konaka Co., Ltd.	1,400	15,913
Konami Corp.	5,000	99,591
Konica Minolta Holdings, Inc.	28,000	203,750
Konishi Co., Ltd.	1,000	17,762
Kosaido Co., Ltd.*	900	3,767
Kose Corp.	1,200	27,879
Kosei Securities Co., Ltd.	2,000	7,585
Kourakuen Corp.	700	9,206
Krosaki Harima Corp.	2,000	4,738
K’s Holdings Corp.	2,800	89,531
Kubota Corp.	58,000	836,713
Kumagai Gumi Co., Ltd.*	10,000	10,623
Kumiai Chemical Industry Co., Ltd.	2,000	12,025
Kura Corp.	600	11,065
Kurabo Industries Ltd.	12,000	22,436
Kuraray Co., Ltd.	17,800	249,788
Kuraudia Co., Ltd.	100	1,476
Kureha Corp.	8,000	28,385
Kurimoto Ltd.	6,000	19,631
Kurita Water Industries Ltd.	5,800	128,341
Kuroda Electric Co., Ltd.	1,600	19,070
KYB Co., Ltd.	7,000	34,652
Kyocera Corp.	10,100	921,644
Kyodo Printing Co., Ltd.	3,000	9,083
Kyodo Shiryo Co., Ltd	4,000	5,014
Kyoei Sangyo Co., Ltd.	1,000	1,795
Kyoei Steel Ltd.	1,300	23,173
Kyoei Tanker Co., Ltd.*	1,000	2,719
Kyokuto Boeki Kaisha Ltd.*	1,000	2,921
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	24,115
Kyokuto Securities Co., Ltd.	1,600	26,294
Kyokuyo Co., Ltd.	5,000	11,473
KYORIN Holdings, Inc.	3,000	72,725
Kyoritsu Maintenance Co., Ltd.	500	14,639
Kyoritsu Printing Co., Ltd.	1,000	2,571
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,947
Kyoto Kimono Yuzen Co., Ltd.	700	7,800
Kyowa Electronics Instruments Co., Ltd.	1,000	3,155
Kyowa Exeo Corp.	4,900	52,521
Kyowa Hakko Kirin Co., Ltd.	15,000	169,544
Kyowa Leather Cloth Co., Ltd.	700	2,350
Kyudenko Corp.	2,000	9,008
Kyushu Electric Power Co., Inc.*	23,000	234,068
Land Business Co., Ltd.	1,000	8,860
LAND Co., Ltd.*	1,300	97
Lawson, Inc.	1,700	130,387
LEC, Inc.	300	4,082
Leopalace21 Corp.*	7,300	31,329
Life Corp.	700	10,173
Lintec Corp.	2,600	49,440
Lion Corp.	12,000	66,798
LIXIL Group Corp.	16,940	336,874
Look, Inc.	2,000	8,265
M3, Inc.	33	64,258
Mabuchi Motor Co., Ltd.	1,800	96,755
Macnica, Inc.	500	10,161
Macromill, Inc.	1,400	17,549
Maeda Corp.	8,000	32,294
Maeda Road Construction Co., Ltd.	4,000	54,560
Maezawa Industries, Inc.	900	2,285
Maezawa Kasei Industries Co., Ltd.	900	9,446
Maezawa Kyuso Industries Co., Ltd.	400	5,299
Makino Milling Machine Co., Ltd.	6,000	37,159
Makita Corp.	7,200	318,946
Mandom Corp.	1,300	46,125
Marche Corp.	300	2,556
Mars Engineering Corp.	600	12,741
Marubeni Construction Material Lease Co., Ltd.	1,000	2,082
Marubeni Corp.	107,000	813,852
Marubun Corp.	900	4,207
Marudai Food Co., Ltd.	6,000	20,396
Maruei Department Store Co., Ltd.*	2,000	2,422
Maruetsu, Inc.	2,000	7,436
Maruha Nichiro Holdings, Inc.	27,000	51,628
Marui Group Co., Ltd.	13,500	139,539
Maruichi Steel Tube Ltd.	1,300	30,230
Maruka Machinery Co., Ltd.	400	5,651
Marusan Securities Co., Ltd.	3,900	29,664
Maruwa Co., Ltd.	300	8,353
Maruwn Corp.	600	1,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Maruyama Manufacturing Co., Inc.	2,000	$5,843
Maruzen CHI Holdings Co., Ltd.*	600	1,555
Maruzen Showa Unyu Co., Ltd.	4,000	14,702
Matsuda Sangyo Co., Ltd.	800	12,221
Matsui Construction Co., Ltd.	1,000	3,729
Matsui Securities Co., Ltd.	2,900	30,838
Matsuya Co., Ltd.*	2,200	36,762
Matsuya Foods Co., Ltd.	500	8,769
Max Co., Ltd.	2,000	24,730
Mazda Motor Corp.*	174,000	508,313
MEC Co., Ltd.	800	4,504
Medical System Network Co., Ltd.	400	2,074
Medipal Holdings Corp.	11,600	162,290
Megachips Corp.	1,100	17,388
Megane TOP Co., Ltd.	1,800	24,973
Megmilk Snow Brand Co., Ltd.	2,700	42,736
Meidensha Corp.	12,000	36,076
MEIJI Holdings Co., Ltd.	3,500	160,063
Meiji Shipping Co., Ltd.	1,100	5,773
Meiko Network Japan Co., Ltd.	900	12,458
Meito Sangyo Co., Ltd.	600	6,355
Meito Transportation Co., Ltd.	400	2,762
Meiwa Corp.	900	3,987
Meiwa Estate Co., Ltd.	700	4,410
Melco Holdings, Inc.	600	10,466
Michinoku Bank Ltd.	6,000	14,978
Mie Bank Ltd.	5,000	12,057
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	16,351
Milbon Co., Ltd.	600	21,129
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,656
Minato Bank Ltd.	12,000	22,053
Minebea Co., Ltd.	19,000	64,992
Ministop Co., Ltd.	900	14,580
Miraca Holdings, Inc.	2,600	124,566
Mirait Holdings Corp.	3,600	36,751
Misawa Homes Co., Ltd.	1,600	24,985
MISUMI Group, Inc.	4,300	118,492
Mitachi Co., Ltd.	200	1,154
Mito Securities Co., Ltd.	3,000	17,592
Mitsuba Corp.	2,000	21,522
Mitsubishi Chemical Holdings Corp.	83,000	393,244
Mitsubishi Corp.	86,210	1,611,830
Mitsubishi Electric Corp.	120,000	970,096
Mitsubishi Estate Co., Ltd.	80,000	2,252,935
Mitsubishi Gas Chemical Co., Inc.	20,000	131,726
Mitsubishi Heavy Industries Ltd.	205,000	1,180,326
Mitsubishi Kakoki Kaisha Ltd.*	3,000	6,469
Mitsubishi Logistics Corp.	8,000	147,533
Mitsubishi Materials Corp.	73,000	205,503
Mitsubishi Motors Corp.*	292,000	303,989
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	4,239
Mitsubishi Paper Mills Ltd.*	18,000	17,783
Mitsubishi Pencil Co., Ltd.	1,000	18,272
Mitsubishi Research Institute, Inc.	400	8,753
Mitsubishi Shokuhin Co., Ltd.	1,100	35,290
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	14,872
Mitsubishi Tanabe Pharma Corp.	14,000	214,161
Mitsubishi UFJ Financial Group, Inc.	871,100	5,219,104
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,300	152,826
Mitsuboshi Belting Co., Ltd.	3,000	15,903
Mitsui & Co., Ltd.	102,300	1,432,320
Mitsui Chemicals, Inc.	47,090	102,049
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	61,401
Mitsui Fudosan Co., Ltd.	53,000	1,504,393
Mitsui High-Tec, Inc.	1,400	10,515
Mitsui Home Co., Ltd.	1,000	5,301
Mitsui Matsushima Co., Ltd.	8,000	15,637
Mitsui Mining & Smelting Co., Ltd.	31,000	71,461
Mitsui O.S.K. Lines Ltd.	55,000	180,539
Mitsui Sugar Co., Ltd.	5,000	15,775
Mitsui-Soko Co., Ltd.	5,000	30,860
Mitsumi Electric Co., Ltd.*	4,300	23,707
Mitsumura Printing Co., Ltd.	1,000	2,900
Mitsuuroko Holdings Co., Ltd.	1,900	10,334
Miura Co., Ltd.	2,000	51,564
Miyaji Engineering Group, Inc.*	4,000	6,799
Miyakoshi Holdings, Inc.*	300	1,036
Miyazaki Bank Ltd.	8,000	23,626
Miyoshi Oil & Fat Co., Ltd.	4,000	6,799
Mizuho Financial Group, Inc.	1,503,180	3,209,637
Mizuno Corp.	6,000	27,152
Mochida Pharmaceutical Co., Ltd.	5,000	64,429
Modec, Inc.	1,000	30,074
Monex Group, Inc.	70	28,146
MonotaRO Co., Ltd.	400	19,504
Mori Seiki Co., Ltd.	6,800	82,783
Morinaga & Co., Ltd.	13,000	28,587
Morinaga Milk Industry Co., Ltd.	11,000	33,887
Morita Holdings Corp.	2,000	17,932
Moritex Corp.*	200	833
Morozoff Ltd.	2,000	6,608
Mory Industries, Inc.	2,000	6,161
MOS Food Services, Inc.	1,600	33,943
Moshi Moshi Hotline, Inc.	1,600	22,759
Mr Max Corp.	1,200	4,334
MS&AD Insurance Group Holdings, Inc.	36,000	796,601
Murata Manufacturing Co., Ltd.	12,300	925,097
Musashi Seimitsu Industry Co., Ltd.	1,200	27,191
Musashino Bank Ltd.	1,900	74,882
Mutoh Holdings Co., Ltd.	1,000	2,613
Nabtesco Corp.	5,100	104,129
NAC Co., Ltd.	400	6,484
Nachi-Fujikoshi Corp.	12,000	51,373
Nagaileben Co., Ltd.	1,200	18,267
Nagano Bank Ltd.	4,000	7,819
Nagano Keiki Co., Ltd.	800	5,881
Nagase & Co., Ltd.	6,300	77,767
Nagatanien Co., Ltd.	1,000	9,465
Nagoya Railroad Co., Ltd.	37,000	118,702
Naigai Co., Ltd.*	3,000	2,167
Nakabayashi Co., Ltd.	2,000	4,313
Nakamuraya Co., Ltd.	3,000	13,863
Nakano Corp.	1,000	2,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nakayama Steel Works Ltd.*	6,000	$4,717
Nakayamafuku Co., Ltd.	700	5,146
Nakayo Telecommunications, Inc.	1,000	3,113
Namco Bandai Holdings, Inc.	11,000	193,977
Nankai Electric Railway Co., Ltd.	23,000	97,488
Nanto Bank Ltd.	11,000	52,584
Natori Co., Ltd.	600	6,081
NEC Capital Solutions Ltd.	300	7,359
NEC Corp.	176,000	467,414
NEC Fielding Ltd.	1,000	12,769
NEC Mobiling Ltd.	400	26,430
NEC Networks & System Integration Corp.	1,100	21,524
NET One Systems Co., Ltd.	6,000	52,712
Neturen Co., Ltd.	1,700	12,533
Nexon Co., Ltd.	9,800	95,049
Nexyz Corp.*	500	1,338
NGK Insulators Ltd.	18,000	191,024
NGK Spark Plug Co., Ltd.	9,000	137,388
NHK Spring Co., Ltd.	9,000	93,600
Nice Holdings, Inc.	5,000	13,544
Nichia Steel Works Ltd.	1,000	2,985
Nichias Corp.	6,000	36,012
Nichiban Co., Ltd.	1,000	3,803
Nichicon Corp.	3,900	33,268
Nichiden Corp.	500	12,679
Nichiha Corp.	1,200	17,847
Nichii Gakkan Co.	2,200	19,094
Nichi-iko Pharmaceutical Co., Ltd.	1,400	32,020
Nichimo Co., Ltd.	1,000	2,178
Nichirei Corp.	15,000	89,552
Nichireki Co., Ltd.	1,000	6,756
Nidec Copal Corp.	900	6,148
Nidec Copal Electronics Corp.	1,200	5,762
Nidec Corp.	6,836	408,119
Nidec-Tosok Corp.	700	4,640
Nifco, Inc.	2,400	54,636
Nihon Chouzai Co., Ltd.	150	3,684
Nihon Dempa Kogyo Co., Ltd.	900	9,217
Nihon Eslead Corp.	500	5,933
Nihon Kohden Corp.	2,200	77,474
Nihon Nohyaku Co., Ltd.	2,000	13,555
Nihon Parkerizing Co., Ltd.	3,000	52,265
Nihon Tokushu Toryo Co., Ltd.	1,000	4,132
Nihon Trim Co., Ltd.	100	3,283
Nihon Unisys Ltd.	3,300	27,098
Nihon Yamamura Glass Co., Ltd.	5,000	9,720
Nikkato Corp.	400	1,840
Nikkiso Co., Ltd.	4,000	47,549
Nikko Co., Ltd.	1,000	3,750
Nikon Corp.	20,900	489,558
Nintendo Co., Ltd.	6,900	743,985
Nippo Corp.	3,000	36,936
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	13,757
Nippon Carbide Industries Co., Inc.	3,000	13,927
Nippon Carbon Co., Ltd.	6,000	14,022
Nippon Ceramic Co., Ltd.	800	13,997
Nippon Chemical Industrial Co., Ltd.	4,000	5,014
Nippon Chemi-Con Corp.*	7,000	18,739
Nippon Chemiphar Co., Ltd.	1,000	6,650
Nippon Chutetsukan KK	1,000	2,698
Nippon Coke & Engineering Co., Ltd.	10,000	13,279
Nippon Columbia Co., Ltd.*	10,000	4,249
Nippon Concrete Industries Co., Ltd.	1,000	3,272
Nippon Conveyor Co., Ltd.	3,000	2,613
Nippon Denko Co., Ltd.	5,000	16,466
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,119
Nippon Denwa Shisetsu Co., Ltd.	2,000	6,331
Nippon Electric Glass Co., Ltd.	20,000	99,219
Nippon Express Co., Ltd.	41,000	195,995
Nippon Felt Co., Ltd.	700	3,183
Nippon Filcon Co., Ltd.	900	3,633
Nippon Fine Chemical Co., Ltd.	1,000	6,799
Nippon Flour Mills Co., Ltd.	8,000	36,373
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	5,184
Nippon Gas Co., Ltd.	1,100	13,345
Nippon Hume Corp.	1,000	6,289
Nippon Kanzai Co., Ltd.	400	6,353
Nippon Kasei Chemical Co., Ltd.	2,000	2,953
Nippon Kayaku Co., Ltd.	9,000	109,566
Nippon Kinzoku Co., Ltd.*	3,000	3,952
Nippon Koei Co., Ltd.	4,000	16,274
Nippon Konpo Unyu Soko Co., Ltd.	3,000	47,517
Nippon Koshuha Steel Co., Ltd.*	5,000	4,887
Nippon Kucho Service Co., Ltd.	300	2,792
Nippon Light Metal Holdings Co., Ltd.	29,000	32,963
Nippon Meat Packers, Inc.	8,000	128,921
Nippon Paint Co., Ltd.	11,000	109,842
Nippon Paper Group, Inc.†	4,600	70,172
Nippon Parking Development Co., Ltd.	130	10,924
Nippon Pillar Packing Co., Ltd.	1,000	8,265
Nippon Piston Ring Co., Ltd.	4,000	7,564
Nippon Road Co., Ltd.	4,000	17,422
Nippon Seisen Co., Ltd.	1,000	3,888
Nippon Sharyo Ltd.	4,000	18,017
Nippon Sheet Glass Co., Ltd.*	38,000	41,982
Nippon Shinyaku Co., Ltd.	3,000	42,673
Nippon Shokubai Co., Ltd.	8,000	70,282
Nippon Signal Co., Ltd.	2,800	21,892
Nippon Soda Co., Ltd.	7,000	32,868
Nippon Steel & Sumitomo Metal Corp.	514,340	1,300,398
Nippon Steel Trading Co., Ltd.	2,000	6,395
Nippon Suisan Kaisha Ltd.	16,000	30,934
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	25,463
Nippon Systemware Co., Ltd.	400	1,700
Nippon Telegraph & Telephone Corp.	50,310	2,191,225
Nippon Television Holdings, Inc.	9,500	140,479
Nippon Thompson Co., Ltd.	4,000	20,311
Nippon Valqua Industries Ltd.	5,000	12,907
Nippon Yakin Kogyo Co., Ltd.*	6,500	8,562
Nippon Yusen KK	86,000	220,173
Nipro Corp.	4,800	42,832
Nishimatsu Construction Co., Ltd.	18,000	30,403
Nishimatsuya Chain Co., Ltd.	2,600	21,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon City Bank Ltd.	37,000	$113,985
Nishi-Nippon Railroad Co., Ltd.	16,000	65,948
Nissan Chemical Industries Ltd.	9,200	110,339
Nissan Motor Co., Ltd.	151,020	1,455,093
Nissan Shatai Co., Ltd.	4,000	48,823
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,484
Nissei Build Kogyo Co., Ltd.	4,000	8,541
Nissei Plastic Industrial Co., Ltd.	1,000	7,840
Nissen Holdings Co., Ltd.	2,400	9,433
Nissha Printing Co., Ltd.	2,200	40,268
Nisshin Fudosan Co., Ltd.	700	5,406
Nisshin Oillio Group Ltd.	6,000	21,990
Nisshin Seifun Group, Inc.	10,500	138,312
Nisshin Steel Holdings Co., Ltd.	5,004	39,390
Nisshinbo Holdings, Inc.	8,000	55,495
Nissin Corp.	4,000	11,430
Nissin Electric Co., Ltd.	2,000	9,455
Nissin Foods Holdings Co., Ltd.	2,200	100,845
Nissui Pharmaceutical Co., Ltd.	500	5,593
Nitori Holdings Co., Ltd.	2,500	192,543
Nitta Corp.	1,100	20,893
Nittetsu Mining Co., Ltd.	3,000	15,297
Nitto Boseki Co., Ltd.	10,000	38,030
Nitto Denko Corp.	10,520	629,177
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,399
Nitto Kogyo Corp.	1,800	26,636
Nitto Kohki Co., Ltd.	700	13,422
Nitto Seiko Co., Ltd.	1,000	3,421
Nitto Seimo Co., Ltd.	1,000	1,466
Nittoc Construction Co., Ltd.	750	2,797
NKSJ Holdings, Inc.	25,250	528,148
NOF Corp.	11,000	54,220
Nohmi Bosai Ltd.	1,000	7,914
NOK Corp.	5,000	71,865
Nomura Co., Ltd.	2,000	11,027
Nomura Holdings, Inc.	241,900	1,490,434
Nomura Real Estate Holdings, Inc.	5,100	113,773
Nomura Research Institute Ltd.	6,000	154,756
Noritake Co., Ltd.	6,000	14,787
Noritsu Koki Co., Ltd.	1,100	5,118
Noritz Corp.	2,300	45,616
North Pacific Bank Ltd.	18,400	61,962
NS Solutions Corp.	1,000	19,217
NS United Kaiun Kaisha Ltd.*	4,000	6,969
NSD Co., Ltd.	2,300	25,997
NSK Ltd.	25,000	189,356
NTN Corp.	23,000	61,327
NTT Data Corp.	67	220,285
NTT DOCOMO, Inc.	936	1,388,066
NTT Urban Development Corp.	62	74,293
Obara Group, Inc.	800	15,255
Obayashi Corp.	34,000	162,171
Obayashi Road Corp.	1,000	3,994
OBIC Business Consultants Ltd.	300	16,795
Obic Co., Ltd.	420	97,131
Odakyu Electric Railway Co., Ltd.	36,000	447,442
Oenon Holdings, Inc.	3,000	7,840
Ogaki Kyoritsu Bank Ltd.	16,000	59,319
Ohara, Inc.	400	2,749
Ohashi Technica, Inc.	600	5,685
OIE Sangyo Co., Ltd.	300	2,636
Oiles Corp.	1,300	24,637
Oita Bank Ltd.	7,000	26,696
OIZUMI Corp.	400	3,506
Oji Holdings Corp.	46,000	172,008
Okabe Co., Ltd.	2,700	25,126
Okamoto Industries, Inc.	4,000	13,640
Okamura Corp.	4,000	28,725
Okasan Securities Group, Inc.	10,000	96,351
Okaya Electric Industries Co., Ltd.	600	2,212
OKI Electric Cable Co., Ltd.	1,000	1,477
Oki Electric Industry Co., Ltd.*	45,000	51,628
Okinawa Electric Power Co., Inc.	700	24,093
OKK Corp.	4,000	6,501
Okumura Corp.	13,000	52,202
Okura Industrial Co., Ltd.	3,000	14,437
Okuwa Co., Ltd.	1,000	11,345
Olympic Corp.	800	5,915
Olympus Corp.*	12,700	300,046
Omron Corp.	11,900	299,602
Ono Pharmaceutical Co., Ltd.	6,600	407,351
ONO Sokki Co., Ltd.	1,000	4,759
Onoken Co., Ltd.	1,000	9,348
Onward Holdings Co., Ltd.	8,000	71,727
Optex Co., Ltd.	800	10,411
Oracle Corp. Japan	1,900	85,478
Organo Corp.	2,000	11,154
Orient Corp.*	35,500	113,890
Oriental Land Co., Ltd.	3,500	572,582
Origin Electric Co., Ltd.	1,000	3,962
ORIX Corp.	63,200	802,966
Osaka Gas Co., Ltd.	77,000	336,187
Osaka Securities Finance Co., Ltd.	1,400	4,179
Osaka Steel Co., Ltd.	800	13,750
OSAKA Titanium Technologies Co.	1,100	22,237
Osaki Electric Co., Ltd.	1,000	5,227
OSG Corp.	5,700	78,293
Otsuka Corp.	900	97,806
Otsuka Holdings Co., Ltd.	25,600	887,916
Oyo Corp.	1,200	20,256
P.S. Mitsubishi Construction Co., Ltd.	800	3,790
Pacific Industrial Co., Ltd.	2,000	11,962
Pacific Metals Co., Ltd.	9,000	46,274
Pack Corp.	900	17,821
Pal Co., Ltd.	700	19,572
Paltac Corp.	1,050	13,474
PanaHome Corp.	4,000	28,512
Panasonic Corp.	137,085	1,025,207
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	4,515
Panasonic Information Systems	200	4,734
Paramount Bed Holdings Co., Ltd.	900	33,558
Parco Co., Ltd.	500	5,264
Paris Miki Holdings, Inc.	1,500	8,127
Park24 Co., Ltd.	100	1,955
Pasco Corp.	1,000	3,792
Pasona Group, Inc.	10	5,067
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	3,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Penta-Ocean Construction Co., Ltd.	17,000	$43,523
PGM Holdings KK	30	27,726
PIA Corp.*	300	5,236
Pigeon Corp.	800	56,005
Pilot Corp.	10	26,526
Piolax, Inc.	500	13,603
Pioneer Corp.*	17,600	31,971
Pixela Corp.*	500	977
Plenus Co., Ltd.	1,500	24,221
Pocket Card Co., Ltd.	1,100	6,988
Point, Inc.	1,030	50,824
Pola Orbis Holdings, Inc.	1,100	35,056
Poplar Co., Ltd.	300	1,813
Press Kogyo Co., Ltd.	5,000	25,761
Prima Meat Packers Ltd.	7,000	16,954
Pronexus, Inc.	1,300	9,598
Raito Kogyo Co., Ltd.	2,900	13,955
Rasa Corp.	500	2,512
Rasa Industries Ltd.*	4,000	5,609
Renaissance, Inc.	500	3,962
Renesas Electronics Corp.*	3,200	8,430
Rengo Co., Ltd.	10,000	50,991
Renown, Inc.*	2,500	3,612
Resona Holdings, Inc.	107,600	565,804
Resort Solution Co., Ltd.	1,000	2,496
Resorttrust, Inc.	1,900	53,850
Rheon Automatic Machinery Co., Ltd.	1,000	2,241
Rhythm Watch Co., Ltd.	6,000	10,517
Ricoh Co., Ltd.	38,000	410,942
Ricoh Leasing Co., Ltd.	800	22,215
Right On Co., Ltd.	900	6,826
Riken Corp.	4,000	16,742
Riken Keiki Co., Ltd.	1,000	7,011
Riken Technos Corp.	2,000	5,481
Ringer Hut Co., Ltd.	900	11,349
Rinnai Corp.	1,700	120,816
Riso Kagaku Corp.	900	17,955
Riso Kyoiku Co., Ltd.	130	12,871
Rock Field Co., Ltd.	600	12,684
Rohm Co., Ltd.	6,800	235,130
Rohto Pharmaceutical Co., Ltd.	5,000	69,368
Roland Corp.	1,100	9,430
Roland DG Corp.	500	7,240
Round One Corp.	3,300	24,329
Royal Holdings Co., Ltd.	1,800	26,196
Ryobi Ltd.	7,000	17,326
Ryoden Trading Co., Ltd.	1,000	6,512
Ryohin Keikaku Co., Ltd.	1,000	78,611
Ryosan Co., Ltd.	1,900	36,775
Ryoyo Electro Corp.	1,600	14,566
S Foods, Inc.	500	4,807
S.T. Corp.	600	6,469
Sagami Chain Co., Ltd.*	1,000	8,222
Saibu Gas Co., Ltd.	13,000	30,382
Saizeriya Co., Ltd.	1,600	22,147
Sakai Chemical Industry Co., Ltd.	4,000	12,705
Sakai Heavy Industries Ltd.	2,000	6,225
Sakai Moving Service Co., Ltd.	200	4,736
Sakai Ovex Co., Ltd.	3,000	4,780
Sakata INX Corp.	2,000	12,918
Sakata Seed Corp.	2,000	26,345
Sakurada Co., Ltd.*†	6,000	64
Sala Corp.	1,000	5,460
San Holdings, Inc.	200	3,028
San-A Co., Ltd.	400	18,229
San-Ai Oil Co., Ltd.	2,000	10,049
Sanden Corp.	7,000	28,778
Sangetsu Co., Ltd.	2,100	56,083
San-In Godo Bank Ltd.	7,000	60,158
Sanix, Inc.*	1,800	10,383
Sanken Electric Co., Ltd.	7,000	28,034
Sanki Engineering Co., Ltd.	3,000	16,126
Sanko Metal Industrial Co., Ltd.	1,000	2,411
Sankyo Co., Ltd.	4,300	200,988
Sankyo Seiko Co., Ltd.	2,000	7,096
Sankyo Tateyama, Inc.*	1,700	35,035
Sankyu, Inc.	15,000	67,722
Sanoh Industrial Co., Ltd.	1,400	9,652
Sanrio Co., Ltd.	2,800	123,886
Sanritsu Corp.	300	1,970
Sanshin Electronics Co., Ltd.	1,500	10,071
Sansui Electric Co., Ltd.(b)*†	68,000	722
Santen Pharmaceutical Co., Ltd.	4,800	222,064
Sanwa Holdings Corp.	12,000	62,081
Sanyo Chemical Industries Ltd.	3,000	16,444
Sanyo Housing Nagoya Co., Ltd.	1,000	14,830
Sanyo Industries Ltd.	1,000	1,965
Sanyo Shokai Ltd.	6,000	18,994
Sanyo Special Steel Co., Ltd.	6,000	21,289
Sapporo Holdings Ltd.	19,000	80,533
Sasebo Heavy Industries Co., Ltd.*	8,000	9,943
Sata Construction Co., Ltd.*	4,000	3,272
Sato Holdings Corp.	1,200	21,646
Sato Shoji Corp.	1,000	6,289
Satori Electric Co., Ltd.	900	4,876
Sawai Pharmaceutical Co., Ltd.	900	106,793
SAXA Holdings, Inc.	3,000	5,705
SBI Holdings, Inc.	11,260	99,281
Scroll Corp.	1,700	5,237
SCSK Corp.	2,232	43,058
Secom Co., Ltd.	12,800	658,799
Sega Sammy Holdings, Inc.	11,300	226,276
Seibu Electric Industry Co., Ltd.	1,000	4,557
Seika Corp.	4,000	10,666
Seikagaku Corp.	2,400	25,954
Seikitokyu Kogyo Co., Ltd.*	3,000	2,645
Seiko Epson Corp.	6,800	65,735
Seiko Holdings Corp.	6,000	28,364
Seino Holdings Co., Ltd.	9,000	77,824
Seiren Co., Ltd.	3,200	20,566
Sekisui Chemical Co., Ltd.	23,000	253,126
Sekisui House Ltd.	40,000	541,775
Sekisui Jushi Corp.	1,000	13,077
Sekisui Plastics Co., Ltd.	2,000	5,312
Senko Co., Ltd.	4,000	20,821
Senshu Ikeda Holdings, Inc.	6,880	39,028
Senshukai Co., Ltd.	2,200	17,972
Seven & I Holdings Co., Ltd.	45,100	1,492,394
Seven Bank Ltd.	50,400	161,691
Sharp Corp.*	51,000	145,196
Shibaura Mechatronics Corp.*	2,000	4,207
Shibusawa Warehouse Co., Ltd.	3,000	18,452
Shibuya Kogyo Co., Ltd.	700	6,529
Shiga Bank Ltd.	11,000	75,604
Shikibo Ltd.	7,000	8,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shikoku Bank Ltd.	8,000	$25,325
Shikoku Chemicals Corp.	1,000	6,501
Shikoku Electric Power Co., Inc.*	9,600	136,451
Shima Seiki Manufacturing Ltd.	1,600	36,033
Shimachu Co., Ltd.	2,300	55,219
Shimadzu Corp.	13,000	92,112
Shimamura Co., Ltd.	1,200	139,969
Shimano, Inc.	5,000	407,925
Shimizu Bank Ltd.	400	11,974
Shimizu Corp.	33,000	107,973
Shimojima Co., Ltd.	800	8,600
Shin Nippon Air Technologies Co., Ltd.	900	5,430
Shin Nippon Biomedical Laboratories Ltd.*	700	11,556
Shinagawa Refractories Co., Ltd.	3,000	6,565
Shindengen Electric Manufacturing Co., Ltd.	4,000	16,062
Shin-Etsu Chemical Co., Ltd.	22,500	1,484,304
Shin-Etsu Polymer Co., Ltd.	2,500	9,747
Shingakukai Co., Ltd.	600	2,161
Shinkawa Ltd.	900	4,551
Shin-Keisei Electric Railway Co., Ltd.	1,000	4,239
Shinko Electric Industries Co., Ltd.	3,100	25,654
Shinko Plantech Co., Ltd.	2,600	20,936
Shinko Shoji Co., Ltd.	1,100	10,517
Shinmaywa Industries Ltd.	5,000	39,465
Shinnihon Corp.	1,600	4,283
Shinsei Bank Ltd.	79,000	180,432
Shinsho Corp.	3,000	5,928
Shinwa Co., Ltd.	600	6,890
Shinyei Kaisha*	1,000	2,348
Shionogi & Co., Ltd.	21,600	436,199
Ship Healthcare Holdings, Inc.	1,500	52,903
Shiroki Corp.	2,000	4,887
Shiseido Co., Ltd.	22,800	318,984
Shizuoka Bank Ltd.	38,000	427,492
Shizuoka Gas Co., Ltd.	3,000	20,587
Shobunsha Publications, Inc.	700	4,343
Shoko Co., Ltd.	4,000	6,076
Showa Corp.	2,600	27,813
Showa Denko KK	73,000	109,343
Showa Sangyo Co., Ltd.	5,000	17,209
Showa Shell Sekiyu KK	9,300	65,698
Shuei Yobiko Co., Ltd.	200	795
Siix Corp.	700	10,849
Simplex Holdings, Inc.	20	7,149
Sinanen Co., Ltd.	2,000	8,562
Sinfonia Technology Co., Ltd.	7,000	12,270
Sintokogio Ltd.	2,600	23,339
SK Japan Co., Ltd.	200	576
SKY Perfect JSAT Holdings, Inc.	90	42,497
SMC Corp.	33,400	6,450,438
SMK Corp.	3,000	8,477
SNT Corp.	1,200	5,303
Soda Nikka Co., Ltd.	1,000	4,387
Softbank Corp.	54,306	2,492,186
Softbank Technology Corp.	200	2,199
Softbrain Co., Ltd.*	20	3,314
Sogo Medical Co., Ltd.	200	7,064
Sohgo Security Services Co., Ltd.	4,700	68,701
Sojitz Corp	68,700	107,281
Sony Corp.	75,100	1,296,409
Sony Financial Holdings, Inc.	10,000	148,723
Soshin Electric Co., Ltd.	600	2,116
Sotetsu Holdings, Inc.	19,000	70,845
SPK Corp.	200	3,754
Square Enix Holdings Co., Ltd.	4,000	42,790
SRA Holdings, Inc.	600	6,896
St. Marc Holdings Co., Ltd.	400	19,100
Stanley Electric Co., Ltd.	6,700	115,516
Star Micronics Co., Ltd.	2,300	22,698
Start Today Co., Ltd.	3,500	44,431
Starzen Co., Ltd.	4,000	11,388
Stella Chemifa Corp.	500	9,550
Studio Alice Co., Ltd.	500	7,271
Sugimoto & Co., Ltd.	600	5,214
Sumco Corp.	8,000	90,083
Sumida Corp.	700	3,867
Sumikin Bussan Corp.	5,000	17,050
Suminoe Textile Co., Ltd.	3,000	7,426
Sumiseki Holdings, Inc.*	3,800	5,450
Sumitomo Bakelite Co., Ltd.	12,000	50,226
Sumitomo Chemical Co., Ltd.	78,000	243,608
Sumitomo Corp.	71,680	900,807
Sumitomo Densetsu Co., Ltd.	900	12,324
Sumitomo Electric Industries Ltd.	45,800	559,029
Sumitomo Forestry Co., Ltd.	9,500	105,157
Sumitomo Heavy Industries Ltd.	29,000	114,293
Sumitomo Light Metal Industries Ltd.	21,000	21,416
Sumitomo Metal Mining Co., Ltd.	35,000	493,759
Sumitomo Mitsui Construction Co., Ltd.*	7,600	6,217
Sumitomo Mitsui Financial Group, Inc.	88,850	3,624,412
Sumitomo Mitsui Trust Holdings, Inc.	236,410	1,117,570
Sumitomo Osaka Cement Co., Ltd.	24,000	70,112
Sumitomo Pipe & Tube Co., Ltd.	800	6,399
Sumitomo Precision Products Co., Ltd.	2,000	8,902
Sumitomo Real Estate Sales Co., Ltd.	440	26,315
Sumitomo Realty & Development Co., Ltd.	28,000	1,084,188
Sumitomo Rubber Industries Ltd.	9,100	151,771
Sumitomo Seika Chemicals Co., Ltd.	2,000	7,925
Sumitomo Warehouse Co., Ltd.	9,000	62,145
Sun Frontier Fudousan Co., Ltd.	10	12,854
Sun-Wa Technos Corp.	600	5,252
Suruga Bank Ltd.	10,000	160,089
Suzuden Corp.	300	1,536
Suzuken Co., Ltd.	4,100	148,303
Suzuki Motor Corp.	26,200	584,201
SWCC Showa Holdings Co., Ltd.*	15,000	14,819
SxL Corp.*	6,000	10,389
Sysmex Corp.	3,900	236,979
Systena Corp.	1,000	9,242
T Hasegawa Co., Ltd.	1,600	23,660
T&D Holdings, Inc.	44,100	524,225
T.RAD Co., Ltd.	4,000	10,751
Tac Co., Ltd.*	700	1,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tachibana Eletech Co., Ltd.	700	$7,228
Tachi-S Co., Ltd.	1,600	28,334
Tact Home Co., Ltd.	10	15,828
Tadano Ltd.	5,000	56,515
Taihei Dengyo Kaisha Ltd.	1,000	6,416
Taihei Kogyo Co., Ltd.	2,000	7,224
Taiheiyo Cement Corp.	83,000	198,385
Taiheiyo Kouhatsu, Inc.	4,000	5,099
Taiho Kogyo Co., Ltd.	800	10,402
Taikisha Ltd.	2,100	47,026
Taiko Pharmaceutical Co., Ltd.	400	3,769
Taisei Corp.	58,000	160,812
Taisei Lamick Co., Ltd.	300	7,712
Taisho Pharmaceutical Holdings Co., Ltd.	2,700	190,737
Taiyo Holdings Co., Ltd.	900	26,015
Taiyo Nippon Sanso Corp.	13,000	90,041
Taiyo Yuden Co., Ltd.	4,700	59,415
Takachiho Koheki Co., Ltd.	500	4,892
Takada Kiko Co., Ltd.	1,000	2,188
Takamatsu Construction Group Co., Ltd.	1,000	15,180
Takano Co., Ltd.	400	1,899
Takaoka Toko Holdings Co., Ltd.	400	6,285
Taka-Q Co., Ltd.	500	2,305
Takara Holdings, Inc.	6,000	50,799
Takara Leben Co., Ltd.	1,100	17,294
Takara Printing Co., Ltd.	700	5,644
Takara Standard Co., Ltd.	5,000	39,199
Takasago International Corp.	4,000	22,181
Takasago Thermal Engineering Co., Ltd.	3,900	32,315
Takashima & Co., Ltd.	2,000	6,034
Takashimaya Co., Ltd.	13,000	128,433
Takata Corp.	1,900	38,188
Take And Give Needs Co., Ltd.	60	8,662
Takeda Pharmaceutical Co., Ltd.	45,200	2,468,030
Takihyo Co., Ltd.	1,000	4,600
Takiron Co., Ltd.	3,000	11,282
Takuma Co., Ltd.	4,000	24,263
Tamron Co., Ltd.	1,200	25,763
Tamura Corp.	3,000	6,278
Tanaka Co., Ltd.	300	1,651
Tanseisha Co., Ltd.	1,000	3,899
TASAKI & Co., Ltd.*	200	1,228
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	11,983
Taya Co., Ltd.	200	1,562
Tayca Corp.	2,000	6,225
TBK Co., Ltd.	1,000	5,577
TDC Software Engineering, Inc.	200	1,759
TDK Corp.	5,700	198,911
Teac Corp.*	6,000	3,569
Tecmo Koei Holdings Co., Ltd.	2,400	23,558
Teijin Ltd.	44,000	101,429
Teikoku Electric Manufacturing Co., Ltd.	400	8,014
Teikoku Sen-I Co., Ltd.	1,000	9,348
Teikoku Tsushin Kogyo Co., Ltd.	2,000	4,164
Tekken Corp.*	8,000	9,943
Temp Holdings Co., Ltd.	1,700	29,093
Ten Allied Co., Ltd.*	800	2,490
Tenma Corp.	1,100	13,134
Terumo Corp.	9,200	393,371
T-Gaia Corp.	2,000	23,158
THK Co., Ltd.	7,400	145,901
Tigers Polymer Corp.	600	2,588
Titan Kogyo KK	1,000	2,475
TKC Corp.	900	16,664
Toa Corp.*	11,000	15,542
TOA Corp.	1,000	7,925
Toa Road Corp.	2,000	7,436
Toabo Corp.	4,000	2,889
Toagosei Co., Ltd.	13,000	56,759
Tobishima Corp.*	8,000	8,923
Tobu Railway Co., Ltd.	73,000	417,985
Tobu Store Co., Ltd.	1,000	2,826
TOC Co., Ltd.	4,700	36,647
Tocalo Co., Ltd.	600	8,777
Tochigi Bank Ltd.	6,000	24,221
Toda Corp.	14,000	33,314
Toda Kogyo Corp.	1,000	3,421
Toei Co., Ltd.	5,000	35,959
Toenec Corp.	1,000	4,855
Toho Bank Ltd.	10,000	32,294
Toho Co., Ltd.	8,200	171,082
TOHO Co., Ltd.	2,000	6,969
Toho Gas Co., Ltd.	4,000	25,410
Toho Holdings Co., Ltd.	3,700	84,978
Toho Real Estate Co., Ltd.	1,200	9,854
Toho Titanium Co., Ltd.	2,100	17,155
Toho Zinc Co., Ltd.	7,000	28,257
Tohoku Bank Ltd.	6,000	10,453
Tohoku Electric Power Co., Inc.*	26,300	208,981
Tohto Suisan Co., Ltd.	2,000	3,017
Tokai Carbon Co., Ltd.	12,000	41,175
TOKAI Holdings Corp.	2,000	7,011
Tokai Rika Co., Ltd.	2,900	53,820
Tokai Rubber Industries Ltd.	2,000	22,946
Tokai Senko KK	1,000	1,158
Tokai Tokyo Financial Holdings, Inc.	14,000	102,916
Token Corp.	520	35,022
Tokio Marine Holdings, Inc.	42,900	1,232,290
Toko, Inc.*	5,000	14,607
Tokushu Tokai Paper Co., Ltd.	8,000	18,697
Tokuyama Corp.	11,000	30,849
Tokyo Broadcasting System Holdings, Inc.	6,600	101,663
Tokyo Denpa Co., Ltd.	300	2,212
Tokyo Dome Corp.	9,000	51,150
Tokyo Electric Power Co., Inc.*	80,100	197,410
Tokyo Electron Ltd.	10,400	440,814
Tokyo Energy & Systems, Inc.	1,000	5,099
Tokyo Gas Co., Ltd.	107,000	577,426
Tokyo Individualized Educational Institute, Inc.	900	2,170
Tokyo Keiki, Inc.	4,000	7,776
Tokyo Kikai Seisakusho Ltd.*	3,000	5,513
Tokyo Ohka Kogyo Co., Ltd.	2,300	48,817
Tokyo Rakutenchi Co., Ltd.	2,000	9,582
Tokyo Rope Manufacturing Co., Ltd.*	8,000	9,773
Tokyo Sangyo Co., Ltd.	1,000	3,240
Tokyo Seimitsu Co., Ltd.	2,300	47,864
Tokyo Steel Manufacturing Co., Ltd.	7,100	29,943
Tokyo Tatemono Co., Ltd.	25,000	177,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	$1,578
Tokyo Tekko Co., Ltd.	2,000	7,755
Tokyo Theatres Co., Inc.	4,000	8,541
Tokyo Tomin Bank Ltd.	2,300	27,976
Tokyotokeiba Co., Ltd.	8,000	33,824
Tokyu Community Corp.	300	13,337
Tokyu Construction Co., Ltd.*	4,940	11,335
Tokyu Corp.	78,000	575,875
Tokyu Land Corp.	21,000	196,760
Tokyu Livable, Inc.	1,300	27,399
Toli Corp.	3,000	6,979
Tomato Bank Ltd.	4,000	7,479
Tomen Devices Corp.	100	1,985
Tomen Electronics Corp.	500	6,071
Tomoe Corp.	1,800	6,673
Tomoe Engineering Co., Ltd.	400	8,328
Tomoegawa Co., Ltd.	2,000	3,909
Tomoku Co., Ltd.	4,000	13,088
TOMONY Holdings, Inc.	9,400	40,642
Tomy Co., Ltd.	3,700	18,709
Tonami Holdings Co., Ltd.	2,000	4,632
TonenGeneral Sekiyu KK	16,000	158,241
Top Culture Co., Ltd.	400	1,844
Topcon Corp.	2,800	25,670
Toppan Forms Co., Ltd.	2,600	25,134
Toppan Printing Co., Ltd.	32,000	229,798
Topre Corp.	2,500	25,681
Topy Industries Ltd.	10,000	23,158
Toray Industries, Inc.	95,000	641,844
Torigoe Co., Ltd.	1,200	8,197
Torii Pharmaceutical Co., Ltd.	800	19,946
Torishima Pump Manufacturing Co., Ltd.	1,500	12,110
Tose Co., Ltd.	300	1,864
Toshiba Corp.	247,000	1,248,972
Toshiba Machine Co., Ltd.	7,000	34,355
Toshiba Plant Systems & Services Corp.	2,000	24,497
Toshiba TEC Corp.	7,000	41,345
Tosho Printing Co., Ltd.	1,000	2,125
Tosoh Corp.	34,000	96,797
Totetsu Kogyo Co., Ltd.	1,000	16,413
TOTO Ltd.	18,000	161,003
Totoku Electric Co., Ltd.*	1,000	1,169
Tottori Bank Ltd.	3,000	6,406
Touei Housing Corp.	900	15,230
Toukei Computer Co., Ltd.	200	2,841
Tow Co., Ltd.	300	1,950
Towa Bank Ltd.	13,000	15,881
Towa Corp.	1,200	7,024
Towa Pharmaceutical Co., Ltd.	600	31,678
Toyo Construction Co., Ltd.	3,600	11,052
Toyo Corp.	1,600	23,320
Toyo Electric Manufacturing Co., Ltd.	2,000	6,969
Toyo Engineering Corp.	8,000	34,844
Toyo Ink SC Holdings Co., Ltd.	11,000	52,233
Toyo Kanetsu KK	6,000	22,563
Toyo Kohan Co., Ltd.	3,000	9,529
Toyo Logistics Co., Ltd.	1,000	3,144
Toyo Machinery & Metal Co., Ltd.	1,000	2,454
Toyo Securities Co., Ltd.	4,000	17,464
Toyo Seikan Kaisha Ltd.	7,600	104,471
Toyo Shutter Co., Ltd.	200	1,058
Toyo Sugar Refining Co., Ltd.	2,000	2,231
Toyo Suisan Kaisha Ltd.	5,000	154,034
Toyo Tanso Co., Ltd.	700	17,125
Toyo Tire & Rubber Co., Ltd.	10,000	44,617
Toyo Wharf & Warehouse Co., Ltd.	3,000	6,565
Toyobo Co., Ltd.	40,000	67,987
Toyoda Gosei Co., Ltd.	2,400	57,390
Toyota Boshoku Corp.	4,300	60,479
Toyota Industries Corp.	12,000	439,157
Toyota Motor Corp.	314,940	16,142,620
Toyota Tsusho Corp.	12,100	308,236
TPR Co., Ltd.	1,500	23,137
Transcosmos, Inc.	1,600	23,762
Trend Micro, Inc.	4,800	134,156
Trusco Nakayama Corp.	1,500	29,814
TS Tech Co., Ltd.	2,300	65,138
TSI Holdings Co., Ltd.	4,825	27,883
Tsubakimoto Chain Co.	6,000	30,722
Tsubakimoto Kogyo Co., Ltd.	1,000	2,794
Tsudakoma Corp.*	3,000	5,641
Tsugami Corp.	3,000	17,209
Tsukamoto Corp. Co., Ltd.	2,000	3,739
Tsukishima Kikai Co., Ltd.	2,000	18,654
Tsukuba Bank Ltd.	5,400	29,371
Tsumura & Co.	2,700	98,523
Tsutsumi Jewelry Co., Ltd.	500	13,852
TV Asahi Corp.	3,000	57,333
Tv Tokyo Holdings Corp.	500	5,853
TYK Corp.	1,000	2,103
Ube Industries Ltd.	45,000	88,437
Uchida Yoko Co., Ltd.	2,000	5,906
Ueki Corp.	1,000	2,167
UKC Holdings Corp.	700	16,017
Ulvac, Inc.*	2,200	18,206
Unicafe, Inc.	300	1,883
Unicharm Corp.	7,200	410,729
Uniden Corp.	3,000	7,298
Union Tool Co.	800	16,385
Unipres Corp.	1,600	35,829
United Arrows Ltd.	1,100	37,568
Unitika Ltd.*	29,000	16,020
UNY Group Holdings Co., Ltd.	7,900	61,347
U-Shin Ltd.	1,400	9,622
Ushio, Inc.	6,300	64,181
USS Co., Ltd.	1,500	172,093
Utoc Corp.	900	3,079
Valor Co., Ltd.	2,400	45,815
Vital KSK Holdings, Inc.	2,300	22,136
Wacoal Holdings Corp.	6,000	64,886
Wacom Co., Ltd.	20	77,229
Wakachiku Construction Co., Ltd.*	7,000	7,659
Wakamoto Pharmaceutical Co., Ltd.*	1,000	3,017
Warabeya Nichiyo Co., Ltd.	700	11,288
Watabe Wedding Corp.	300	2,403
WATAMI Co., Ltd.	1,400	26,041
Weathernews, Inc.	300	7,486
West Japan Railway Co.	11,100	532,979
Wood One Co., Ltd.	2,000	6,820
Xebio Co., Ltd.	1,400	29,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Y.A.C. Co., Ltd.	500	$2,842
Yachiyo Bank Ltd.	600	20,556
Yahagi Construction Co., Ltd.	1,700	7,278
Yahoo! Japan Corp.	908	417,177
Yaizu Suisankagaku Industry Co., Ltd.	600	5,475
Yakult Honsha Co., Ltd.	5,300	213,385
YAMABIKO Corp.	500	11,829
Yamada Denki Co., Ltd.	6,070	277,272
Yamagata Bank Ltd.	7,000	33,611
Yamaguchi Financial Group, Inc.	11,000	109,492
Yamaha Corp.	7,600	73,630
Yamaha Motor Co., Ltd.	17,100	229,974
Yamaichi Electronics Co., Ltd.*	1,200	2,040
Yamanashi Chuo Bank Ltd.	7,000	31,901
Yamashita Medical Instruments Co., Ltd.	100	2,390
Yamatane Corp.	6,000	12,748
Yamato Corp.	1,000	3,846
Yamato Holdings Co., Ltd.	20,200	365,224
Yamato International, Inc.	700	3,198
Yamato Kogyo Co., Ltd.	3,000	81,808
Yamaura Corp.	500	1,546
Yamaya Corp.	110	1,796
Yamazaki Baking Co., Ltd.	9,000	118,553
Yamazawa Co., Ltd.	300	4,835
Yamazen Corp.	4,700	30,956
Yaoko Co., Ltd.	500	21,751
Yaskawa Electric Corp.	13,000	129,952
Yasuda Warehouse Co., Ltd.	1,000	12,100
Yellow Hat Ltd.	1,100	17,294
Yodogawa Steel Works Ltd.	9,000	33,749
Yokogawa Bridge Holdings Corp.	2,000	16,912
Yokogawa Electric Corp.	12,400	123,822
Yokohama Reito Co., Ltd.	2,600	24,913
Yokohama Rubber Co., Ltd.	14,000	161,215
Yokowo Co., Ltd.	1,000	5,386
Yomeishu Seizo Co., Ltd.	1,000	8,870
Yomiuri Land Co., Ltd.	2,000	13,364
Yondenko Corp.	1,000	3,516
Yonekyu Corp.	1,000	9,423
Yorozu Corp.	700	12,374
Yoshinoya Holdings Co., Ltd.	30	35,279
Yuasa Trading Co., Ltd.	12,000	25,368
Yuken Kogyo Co., Ltd.	2,000	4,695
Yurtec Corp.	2,000	6,246
Yusen Logistics Co., Ltd.	900	9,876
Yushin Precision Equipment Co., Ltd.	600	11,613
Yushiro Chemical Industry Co., Ltd.	600	6,023
Zappallas, Inc.	10	11,175
Zenrin Co., Ltd.	1,700	23,639
Zensho Holdings Co., Ltd.	4,600	62,011
Zeon Corp.	12,000	124,927
ZERIA Pharmaceutical Co., Ltd.	1,000	15,807
Zuken, Inc.	800	5,940

		209,959,745

Luxembourg (0.1%)
ArcelorMittal S.A.	114,706	1,477,711

Malaysia (0.7%)
Genting Bhd	1,195,900	3,877,551
Sime Darby Bhd	1,356,500	4,056,577

		7,934,128

Mexico (0.0%)
Fresnillo plc	11,681	240,672

Netherlands (3.3%)
ASML Holding N.V.	40,828	2,746,037
Heineken N.V.	50,661	3,818,460
ING Groep N.V. (CVA)*	478,358	3,395,195
Koninklijke Philips Electronics N.V.	114,391	3,385,002
Royal Dutch Shell plc (BATS Europe Exchange), Class A	176,711	5,705,963
Royal Dutch Shell plc (Euro Comp Exchange), Class A	242,753	7,852,839
Royal Dutch Shell plc, Class B	169,925	5,641,507
Unilever N.V. (CVA)	191,634	7,849,619

		40,394,622

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	61,837
Telecom Corp. of New Zealand Ltd.	36,113	69,183

		131,020

Russia (0.0%)
Polymetal International plc	12,060	158,782

Singapore (0.7%)
DBS Group Holdings Ltd.	338,702	4,369,115
Singapore Telecommunications Ltd. (CDI)	16,408	46,979
United Overseas Bank Ltd.	279,049	4,585,011

		9,001,105

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria S.A.	1,137,605	9,862,070
Banco Santander S.A.	1,258,333	8,455,315
Iberdrola S.A.	577,797	2,690,778
Inditex S.A.	26,117	3,461,633
Repsol S.A.	94,213	1,914,156
Telefonica S.A.	492,540	6,622,992

		33,006,944

Sweden (2.3%)
Atlas Copco AB, Class A	382,058	10,846,342
Investor AB, Class B	221,503	6,397,076
Sandvik AB	358,921	5,518,853
Volvo AB, Class B	366,060	5,322,477

		28,084,748

Switzerland (5.3%)
ABB Ltd. (Registered)*	267,731	6,038,260
Cie Financiere Richemont S.A., Class A	99,384	7,799,545
Glencore International plc	224,447	1,214,429
Holcim Ltd. (Registered)*	75,553	6,020,841
Nestle S.A. (Registered)	103,342	7,473,326
Novartis AG (Registered)	89,722	6,374,959
Roche Holding AG	40,783	9,494,410
Syngenta AG (Registered)	18,097	7,549,154
UBS AG (Registered)	342,758	5,253,480
Wolseley plc	17,490	869,806
Xstrata plc	434,302	7,047,734

		65,135,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	376,462	$6,471,382

United Kingdom (15.7%)
Aberdeen Asset Management plc	54,586	355,981
Admiral Group plc	12,840	259,870
Aggreko plc	17,304	468,533
AMEC plc	21,699	348,169
Anglo American plc	225,905	5,807,813
Antofagasta plc	23,747	355,051
ARM Holdings plc	84,395	1,181,035
Associated British Foods plc	25,706	742,511
AstraZeneca plc	79,878	4,004,624
Aviva plc	236,879	1,066,100
Babcock International Group plc	22,573	373,168
BAE Systems plc	203,047	1,216,493
Barclays plc	811,611	3,590,468
BG Group plc	649,931	11,149,300
BHP Billiton plc	339,828	9,888,134
BP plc	1,241,883	8,678,217
British American Tobacco plc	298,839	16,015,081
British Land Co. plc (REIT)	57,094	471,494
British Sky Broadcasting Group plc	72,505	972,781
BT Group plc	484,564	2,046,833
Bunzl plc	19,773	389,071
Burberry Group plc	28,016	565,741
Capita plc	38,733	529,087
Carnival plc	12,903	451,710
Centrica plc	327,712	1,830,933
Compass Group plc	118,072	1,507,895
Croda International plc	8,333	347,307
Diageo plc	459,224	14,478,684
Eurasian Natural Resources Corp.	29,378	109,855
Evraz plc	57,145	192,760
G4S plc	89,649	396,937
GKN plc	132,225	531,405
GlaxoSmithKline plc	319,043	7,458,185
Hammerson plc (REIT)	47,541	355,330
Hargreaves Lansdown plc	13,216	174,303
HSBC Holdings plc	1,214,028	12,958,700
IMI plc	21,805	429,054
Imperial Tobacco Group plc	203,567	7,111,034
InterContinental Hotels Group plc	17,871	544,983
International Consolidated Airlines Group S.A.*	99,157	381,481
Intertek Group plc	10,648	548,957
ITV plc	232,238	456,619
J Sainsbury plc	102,775	591,071
John Wood Group plc	11,924	156,992
Johnson Matthey plc	13,911	486,153
Kingfisher plc	149,209	652,487
Land Securities Group plc (REIT)	50,301	633,603
Legal & General Group plc	378,033	991,993
Lloyds Banking Group plc*	5,976,366	4,421,436
Marks & Spencer Group plc	99,681	590,695
Meggitt plc	48,950	365,191
Melrose Industries plc	57,470	231,842
National Grid plc	223,986	2,603,567
Next plc	10,716	710,891
Old Mutual plc	311,177	958,402
Pearson plc	238,641	4,293,220
Petrofac Ltd.	16,923	368,477
Prudential plc	161,666	2,616,102
Randgold Resources Ltd.	6,127	528,789
Reckitt Benckiser Group plc	42,419	3,040,918
Reed Elsevier plc	78,413	930,520
Resolution Ltd.	86,348	357,524
Rexam plc	53,199	426,395
Rio Tinto plc	80,183	3,758,581
Rolls-Royce Holdings plc*	512,125	8,793,076
Royal Bank of Scotland Group plc*	163,469	684,295
RSA Insurance Group plc	221,873	392,413
SABMiller plc	59,012	3,106,023
Sage Group plc	87,464	455,439
Schroders plc	9,409	301,370
Serco Group plc	32,308	307,797
Severn Trent plc	15,348	399,247
Smith & Nephew plc	56,050	647,255
Smiths Group plc	25,382	484,783
SSE plc	60,336	1,360,495
Standard Chartered plc	127,322	3,295,581
Standard Life plc	152,391	845,854
Tate & Lyle plc	29,658	383,043
Tesco plc	510,608	2,960,230
TUI Travel plc	32,227	159,438
Tullow Oil plc	57,868	1,082,388
Unilever plc	79,246	3,352,224
United Utilities Group plc	43,699	470,433
Vedanta Resources plc	8,753	133,662
Vodafone Group plc	3,209,374	9,099,518
Weir Group plc	13,704	471,214
Whitbread plc	11,639	454,148
WM Morrison Supermarkets plc	155,655	653,241
WPP plc	81,034	1,291,603

		192,041,306

United States (0.6%)
Alacer Gold Corp. (CDI)*	6,830	27,875
Boart Longyear Ltd.	30,700	40,913
Freeport-McMoRan Copper & Gold, Inc.	186,520	6,173,812
News Corp. (CDI), Class B	16,374	495,409
ResMed, Inc. (CDI)	44,697	202,898
Sims Metal Management Ltd.	10,750	112,260

		7,053,167

Total Investments (83.5%) (Cost $1,048,499,726)		1,021,407,606
Other Assets Less Liabilities (16.5%)		201,666,237

Net Assets (100%)		$1,223,073,843

*	Non-income producing.

†	Securities (totaling $124,592 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8.6%
Consumer Staples	12.2
Energy	6.2
Financials	18.0
Health Care	7.5
Industrials	12.0
Information Technology	4.1
Materials	9.2
Telecommunication Services	3.6
Utilities	2.1
Cash and Other	16.5

100.0%

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,631,509	$—	$—	$4,401,485	$—	$—

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,325	June-13	$78,919,600	$76,116,893	$(2,802,707)
FTSE 100 Index	524	June-13	51,261,700	50,566,140	(695,560)
SPI 200 Index	155	June-13	20,415,756	20,039,143	(376,613)
TOPIX Index	471	June-13	49,467,071	52,060,923	2,593,852

					$(1,281,028)

At March 31, 2013 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Depreciation
European Union Euro vs. U.S. Dollar, expiring 6/14/13	Midland Bank PLC	15,850	20,538	$20,317,323	$20,537,638	$(220,315)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$105,617,077	$22,605	$105,639,682
Consumer Staples	—	149,735,457	—	149,735,457
Energy	886,342	75,014,076	—	75,900,418
Financials	11,568,861	208,453,361	—	220,022,222
Health Care	—	91,402,009	—	91,402,009
Industrials	—	146,324,328	64	146,324,392
Information Technology	6,471,382	43,169,427	—	49,640,809
Materials	9,779,788	102,328,402	101,923	112,210,113
Telecommunication Services	—	44,286,573	—	44,286,573
Utilities	—	26,245,931	—	26,245,931
Futures	2,593,852	—	—	2,593,852

Total Assets	$31,300,225	$992,576,641	$124,592	$1,024,001,458

Liabilities:
Forward Currency Contracts	$—	$(220,315)	$—	$(220,315)
Futures	(3,874,880)	—	—	(3,874,880)

Total Liabilities	$(3,874,880)	$(220,315)	$—	$(4,095,195)

Total	$27,425,345	$992,356,326	$124,592	$1,019,906,263

(a) Securities with a market value of $7,401,694 transferred from Level 2 to Level 1 since the beginning of the period because they are no longer valued using fair value factors based on third party vendor modeling tools.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials††	Investments in Common Stocks- Industrials
Balance as of 12/31/12	$785	$—	$63,846
Total gains or losses (realized/unrealized) included in earnings	6,371	—	(49,338)
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	(14,445)
Transfers into Level 3	15,449	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$22,605	$—	$63

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$6,371	$—	$(6)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

XEQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in Common Stocks-Materials
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	(18,224)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	120,147
Transfers out of Level 3	—

Balance as of 3/31/13	$101,923

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$(18,224)

†† Security held with $0 cost and market value.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,832,316
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,469,262

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,808,467
Aggregate gross unrealized depreciation	(161,843,802)

Net unrealized depreciation	$(30,035,335)

Federal income tax cost of investments	$1,051,442,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (1.2%)
Lear Corp.	20,900	$1,146,783
TRW Automotive Holdings Corp.*	62,100	3,415,500

		4,562,283

Automobiles (0.4%)
General Motors Co.*	49,300	1,371,526

Hotels, Restaurants & Leisure (0.8%)
Royal Caribbean Cruises Ltd.	92,300	3,066,206

Household Durables (1.5%)
NVR, Inc.*	2,200	2,376,242
PulteGroup, Inc.*	176,900	3,580,456

		5,956,698

Media (4.1%)
CBS Corp., Class B	91,500	4,272,135
Comcast Corp., Class A	125,700	5,280,657
DISH Network Corp., Class A	30,100	1,140,790
Time Warner Cable, Inc.	12,400	1,191,144
Time Warner, Inc.	44,700	2,575,614
Walt Disney Co.	30,700	1,743,760

		16,204,100

Multiline Retail (1.7%)
Macy’s, Inc.	102,200	4,276,048
Target Corp.	37,900	2,594,255

		6,870,303

Textiles, Apparel & Luxury Goods (0.4%)
PVH Corp.	8,400	897,204
VF Corp.	4,700	788,425

		1,685,629

Total Consumer Discretionary		39,716,745

Consumer Staples (6.7%)
Beverages (0.3%)
PepsiCo, Inc.	15,900	1,257,849

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	127,431	7,007,431
Kroger Co.	97,100	3,217,894

		10,225,325

Food Products (1.6%)
Archer-Daniels-Midland Co.	87,300	2,944,629
General Mills, Inc.	25,100	1,237,681
Kellogg Co.	15,900	1,024,437
Mondelez International, Inc., Class A	42,200	1,291,742

		6,498,489

Household Products (1.8%)
Energizer Holdings, Inc.	36,800	3,670,064
Procter & Gamble Co.	42,900	3,305,874

		6,975,938

Tobacco (0.4%)
Philip Morris International, Inc.	16,400	1,520,444

Total Consumer Staples		26,478,045

Energy (15.5%)
Energy Equipment & Services (0.4%)
Ensco plc, Class A	12,000	720,000
Halliburton Co.	27,400	1,107,234

		1,827,234

Oil, Gas & Consumable Fuels (15.1%)
Apache Corp.	36,055	2,782,004
Chevron Corp.	115,100	13,676,182
ConocoPhillips Co.	98,400	5,913,840
Encana Corp.	72,100	1,403,066
EOG Resources, Inc.	21,600	2,766,312
Exxon Mobil Corp.	213,000	19,193,430
Marathon Petroleum Corp.	51,300	4,596,480
Occidental Petroleum Corp.	14,035	1,099,923
Phillips 66	38,000	2,658,860
Tesoro Corp.	13,700	802,135
Valero Energy Corp.	103,500	4,708,215

		59,600,447

Total Energy		61,427,681

Financials (26.0%)
Capital Markets (4.6%)
Goldman Sachs Group, Inc.	19,975	2,939,321
Invesco Ltd.	313,400	9,076,064
State Street Corp.	104,970	6,202,677

		18,218,062

Commercial Banks (6.4%)
Capital Bank Financial Corp., Class A*†	88,158	1,285,872
East West Bancorp, Inc.	55,800	1,432,386
Huntington Bancshares, Inc./Ohio	736,500	5,442,735
SunTrust Banks, Inc.	109,300	3,148,933
SVB Financial Group*	8,500	602,990
Wells Fargo & Co.	361,135	13,358,384

		25,271,300

Diversified Financial Services (6.1%)
Bank of America Corp.	611,832	7,452,114
Citigroup, Inc.	378,622	16,750,237

		24,202,351

Insurance (7.3%)
ACE Ltd.	65,800	5,854,226
Aflac, Inc.	23,600	1,227,672
Aon plc	13,100	805,650
Everest Reinsurance Group Ltd.	81,100	10,531,646
Hartford Financial Services Group, Inc.	31,300	807,540
Lincoln National Corp.	23,600	769,596
MetLife, Inc.	94,600	3,596,692
PartnerReinsurance Ltd.	20,000	1,862,200
Prudential Financial, Inc.	56,638	3,341,076

		28,796,298

Real Estate Investment Trusts (REITs) (1.6%)
CBL & Associates Properties, Inc. (REIT)	153,500	3,622,600
Post Properties, Inc. (REIT)	53,600	2,524,560

		6,147,160

Total Financials		102,635,171

Health Care (14.4%)
Biotechnology (2.4%)
Biogen Idec, Inc.*	24,600	4,745,586
Celgene Corp.*	40,360	4,678,128

		9,423,714

Health Care Providers & Services (5.2%)
Aetna, Inc.	15,700	802,584
Cigna Corp.	38,900	2,426,193
Humana, Inc.	39,000	2,695,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	258,000	$14,760,180

		20,684,247

Life Sciences Tools & Services (0.5%)
Mettler-Toledo International, Inc.*	8,900	1,897,658

Pharmaceuticals (6.3%)
Johnson & Johnson	78,400	6,391,952
Merck & Co., Inc.	168,680	7,460,716
Pfizer, Inc.	69,895	2,017,170
Valeant Pharmaceuticals International, Inc.*	101,100	7,584,522
Warner Chilcott plc, Class A	104,900	1,421,395

		24,875,755

Total Health Care		56,881,374

Industrials (8.2%)
Aerospace & Defense (2.1%)
Honeywell International, Inc.	40,500	3,051,675
L-3 Communications Holdings, Inc.	9,900	801,108
United Technologies Corp.	48,657	4,546,023

		8,398,806

Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	62,600	2,696,182
Tyco International Ltd.	104,510	3,344,320

		6,040,502

Construction & Engineering (1.5%)
Fluor Corp.	85,900	5,697,747

Electrical Equipment (1.0%)
Emerson Electric Co.	67,800	3,787,986

Industrial Conglomerates (0.5%)
General Electric Co.	84,700	1,958,264

Machinery (0.8%)
PACCAR, Inc.	63,000	3,185,280

Road & Rail (0.8%)
Union Pacific Corp.	22,980	3,272,582

Total Industrials		32,341,167

Information Technology (12.5%)
Communications Equipment (4.1%)
Cisco Systems, Inc.	487,885	10,201,675
QUALCOMM, Inc.	90,100	6,032,195

		16,233,870

Computers & Peripherals (0.6%)
Apple, Inc.	5,460	2,416,760

Internet Software & Services (0.8%)
Google, Inc., Class A*	3,900	3,096,717

IT Services (2.5%)
Accenture plc, Class A	15,100	1,147,147
Jack Henry & Associates, Inc.	26,500	1,224,565
Visa, Inc., Class A	42,900	7,286,136

		9,657,848

Semiconductors & Semiconductor Equipment (2.2%)
Broadcom Corp., Class A	33,900	1,175,313
KLA-Tencor Corp.	142,100	7,494,354

		8,669,667

Software (2.3%)
Microsoft Corp.	48,000	1,373,280
Oracle Corp.	240,700	7,784,238

		9,157,518

Total Information Technology		49,232,380

Materials (1.4%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	25,900	2,256,408

Containers & Packaging (0.4%)
Crown Holdings, Inc.*	39,200	1,631,112

Metals & Mining (0.4%)
Alcoa, Inc.	213,700	1,820,724

Total Materials		5,708,244

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	29,400	1,078,686
Verizon Communications, Inc.	31,500	1,548,225

Total Telecommunication Services		2,626,911

Utilities (4.1%)
Electric Utilities (3.2%)
Edison International	32,200	1,620,304
NextEra Energy, Inc.	47,500	3,689,800
NV Energy, Inc.	292,100	5,850,763
OGE Energy Corp.	22,800	1,595,544

		12,756,411

Multi-Utilities (0.9%)
Sempra Energy	43,100	3,445,414

Total Utilities		16,201,825

Total Common Stocks (99.6%) (Cost $322,653,738)		393,249,543

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.4%)
Federal Farm Credit Bank
0.01%, 4/1/13(o)(p)	$1,512,000	1,512,000

Total Short-Term Investments (0.4%) (Cost $1,512,000)		1,512,000

Total Investments (100.0%) (Cost $324,165,738)		394,761,543
Other Assets Less Liabilities (0.0%)		168,676

Net Assets (100%)		$394,930,219

*	Non-income producing.

†	Securities (totaling $1,285,872 or 0.3% of net assets) at fair value by management.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,716,745	$—	$—	$39,716,745
Consumer Staples	26,478,045	—	—	26,478,045
Energy	61,427,681	—	—	61,427,681
Financials	101,349,299	—	1,285,872	102,635,171
Health Care	56,881,374	—	—	56,881,374
Industrials	32,341,167	—	—	32,341,167
Information Technology	49,232,380	—	—	49,232,380
Materials	5,708,244	—	—	5,708,244
Telecommunication Services	2,626,911	—	—	2,626,911
Utilities	16,201,825	—	—	16,201,825
Short-Term Investments	—	1,512,000	—	1,512,000

Total Assets	$391,963,671	$1,512,000	$1,285,872	$394,761,543

Total Liabilities	$—	$—	$—	$—

Total	$391,963,671	$1,512,000	$1,285,872	$394,761,543

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Financials
Balance as of 12/31/12	$1,598,077
Total gains or losses (realized/unrealized) included in earnings	62,646
Purchases	—
Sales	(374,851)
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$1,285,872

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$6,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,137,212
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,141,076

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,768,656
Aggregate gross unrealized depreciation	(3,423,364)

Net unrealized appreciation	$68,345,292

Federal income tax cost of investments	$326,416,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (1.3%)
BorgWarner, Inc.*	1,996	$154,371
Delphi Automotive plc	5,071	225,152
Goodyear Tire & Rubber Co.*	4,194	52,886
Johnson Controls, Inc.	211,463	7,416,008

		7,848,417

Automobiles (0.2%)
Ford Motor Co.	67,604	888,993
Harley-Davidson, Inc.	3,904	208,083

		1,097,076

Distributors (0.0%)
Genuine Parts Co.	2,672	208,416

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,729	30,067
H&R Block, Inc.	4,683	137,774

		167,841

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	7,664	262,875
Chipotle Mexican Grill, Inc.*	536	174,666
Darden Restaurants, Inc.	2,227	115,091
International Game Technology	4,578	75,537
Marriott International, Inc., Class A	4,206	177,619
McDonald’s Corp.	77,135	7,689,588
Starbucks Corp.	12,915	735,639
Starwood Hotels & Resorts Worldwide, Inc.	3,343	213,050
Wyndham Worldwide Corp.	2,359	152,108
Wynn Resorts Ltd.	1,374	171,970
Yum! Brands, Inc.	7,767	558,758

		10,326,901

Household Durables (0.1%)
D.R. Horton, Inc.	4,812	116,932
Garmin Ltd.	1,899	62,743
Harman International Industries, Inc.	1,174	52,396
Leggett & Platt, Inc.	2,457	82,997
Lennar Corp., Class A	2,843	117,928
Newell Rubbermaid, Inc.	4,950	129,195
PulteGroup, Inc.*	5,843	118,262
Whirlpool Corp.	1,353	160,276

		840,729

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	6,268	1,670,359
Expedia, Inc.	1,605	96,316
Netflix, Inc.*	965	182,781
priceline.com, Inc.*	859	590,932
TripAdvisor, Inc.*	1,898	99,683

		2,640,071

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,986	87,265
Mattel, Inc.	5,936	259,937

		347,202

Media (4.2%)
Cablevision Systems Corp. - New York Group, Class A	3,698	55,322
CBS Corp., Class B	10,092	471,195
Comcast Corp., Class A	45,507	1,911,749
DIRECTV*	9,877	559,137
Discovery Communications, Inc., Class A*	4,226	332,755
Gannett Co., Inc.	3,966	86,736
Interpublic Group of Cos., Inc.	7,154	93,217
News Corp., Class A	34,480	1,052,330
Omnicom Group, Inc.	4,510	265,639
Scripps Networks Interactive, Inc., Class A	1,482	95,352
Time Warner Cable, Inc.	5,097	489,618
Time Warner, Inc.	178,983	10,313,000
Viacom, Inc., Class B	128,182	7,892,166
Walt Disney Co.	31,121	1,767,673
Washington Post Co., Class B	78	34,866

		25,420,755

Multiline Retail (0.3%)
Dollar General Corp.*	5,212	263,623
Dollar Tree, Inc.*	3,910	189,361
Family Dollar Stores, Inc.	1,664	98,259
J.C. Penney Co., Inc.	2,441	36,884
Kohl’s Corp.	3,642	168,005
Macy’s, Inc.	6,822	285,432
Nordstrom, Inc.	2,586	142,825
Target Corp.	11,217	767,804

		1,952,193

Specialty Retail (0.9%)
Abercrombie & Fitch Co., Class A	1,372	63,386
AutoNation, Inc.*	662	28,962
AutoZone, Inc.*	627	248,775
Bed Bath & Beyond, Inc.*	3,902	251,367
Best Buy Co., Inc.	4,558	100,960
CarMax, Inc.*	3,939	164,256
GameStop Corp., Class A	2,078	58,122
Gap, Inc.	5,110	180,894
Home Depot, Inc.	25,773	1,798,440
L Brands, Inc.	4,133	184,580
Lowe’s Cos., Inc.	19,141	725,827
O’Reilly Automotive, Inc.*	1,921	196,999
PetSmart, Inc.	1,853	115,071
Ross Stores, Inc.	3,837	232,599
Staples, Inc.	11,600	155,788
Tiffany & Co.	2,055	142,905
TJX Cos., Inc.	12,568	587,554
Urban Outfitters, Inc.*	1,895	73,412

		5,309,897

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	4,845	242,202
Fossil, Inc.*	927	89,548
NIKE, Inc., Class B	12,512	738,333
PVH Corp.	1,350	144,193
Ralph Lauren Corp.	1,048	177,437
VF Corp.	1,521	255,148

		1,646,861

Total Consumer Discretionary		57,806,359

Consumer Staples (5.8%)
Beverages (1.7%)
Beam, Inc.	2,762	175,497
Brown-Forman Corp., Class B	2,611	186,425
Coca-Cola Co.	173,177	7,003,278
Coca-Cola Enterprises, Inc.	4,531	167,285
Constellation Brands, Inc., Class A*	2,625	125,055
Dr. Pepper Snapple Group, Inc.	3,516	165,076
Molson Coors Brewing Co., Class B	2,688	131,524
Monster Beverage Corp.*	2,488	118,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	26,597	$2,104,089

		10,177,006

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	7,508	796,674
CVS Caremark Corp.	101,429	5,577,581
Kroger Co.	8,933	296,040
Safeway, Inc.	4,105	108,167
Sysco Corp.	10,096	355,076
Walgreen Co.	14,823	706,761
Wal-Mart Stores, Inc.	28,832	2,157,498
Whole Foods Market, Inc.	2,975	258,081

		10,255,878

Food Products (0.7%)
Archer-Daniels-Midland Co.	11,355	383,004
Campbell Soup Co.	3,087	140,026
ConAgra Foods, Inc.	7,131	255,361
Dean Foods Co.*	3,225	58,469
General Mills, Inc.	11,144	549,511
H.J. Heinz Co.	5,526	399,364
Hershey Co.	2,587	226,440
Hormel Foods Corp.	2,324	96,028
J.M. Smucker Co.	1,852	183,644
Kellogg Co.	4,302	277,178
Kraft Foods Group, Inc.	10,212	526,224
McCormick & Co., Inc. (Non-Voting)	2,288	168,283
Mead Johnson Nutrition Co.	3,492	270,456
Mondelez International, Inc., Class A	30,651	938,227
Tyson Foods, Inc., Class A	4,900	121,618

		4,593,833

Household Products (0.9%)
Clorox Co.	2,256	199,724
Colgate-Palmolive Co.	7,581	894,786
Kimberly-Clark Corp.	6,685	654,996
Procter & Gamble Co.	47,088	3,628,601

		5,378,107

Personal Products (0.1%)
Avon Products, Inc.	7,455	154,542
Estee Lauder Cos., Inc., Class A	4,131	264,508

		419,050

Tobacco (0.7%)
Altria Group, Inc.	34,654	1,191,751
Lorillard, Inc.	6,546	264,131
Philip Morris International, Inc.	28,408	2,633,706
Reynolds American, Inc.	5,552	247,008

		4,336,596

Total Consumer Staples		35,160,470

Energy (8.6%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	7,613	353,319
Cameron International Corp.*	4,271	278,469
Diamond Offshore Drilling, Inc.	1,191	82,846
Ensco plc, Class A	4,012	240,720
FMC Technologies, Inc.*	4,086	222,237
Halliburton Co.	155,060	6,265,975
Helmerich & Payne, Inc.	1,830	111,081
Nabors Industries Ltd.	5,036	81,684
National Oilwell Varco, Inc.	7,353	520,225
Noble Corp.	4,358	166,258
Rowan Cos., plc, Class A*	2,129	75,281
Schlumberger Ltd.	22,895	1,714,607

		10,112,702

Oil, Gas & Consumable Fuels (6.9%)
Anadarko Petroleum Corp.	8,627	754,431
Apache Corp.	6,752	520,984
Cabot Oil & Gas Corp.	3,626	245,154
Chesapeake Energy Corp.	8,970	183,078
Chevron Corp.	33,491	3,979,401
ConocoPhillips Co.	21,046	1,264,865
CONSOL Energy, Inc.	3,932	132,312
Denbury Resources, Inc.*	6,451	120,311
Devon Energy Corp.	6,507	367,125
Encana Corp.	146,950	2,859,647
EOG Resources, Inc.	4,684	599,880
EQT Corp.	2,593	175,676
Exxon Mobil Corp.	176,889	15,939,468
Hess Corp.	5,126	367,073
Kinder Morgan, Inc.	10,898	421,535
Marathon Oil Corp.	156,796	5,287,161
Marathon Petroleum Corp.	5,716	512,154
Murphy Oil Corp.	3,126	199,220
Newfield Exploration Co.*	2,313	51,857
Noble Energy, Inc.	3,094	357,852
Occidental Petroleum Corp.	13,889	1,088,481
Peabody Energy Corp.	4,646	98,263
Phillips 66	10,718	749,938
Pioneer Natural Resources Co.	2,281	283,414
QEP Resources, Inc.	3,079	98,035
Range Resources Corp.	2,806	227,398
Southwestern Energy Co.*	102,598	3,822,801
Spectra Energy Corp.	11,513	354,025
Tesoro Corp.	2,373	138,939
Valero Energy Corp.	9,530	433,520
Williams Cos., Inc.	11,745	439,968
WPX Energy, Inc.*	3,411	54,644

		42,128,610

Total Energy		52,241,312

Financials (10.3%)
Capital Markets (0.8%)
Ameriprise Financial, Inc.	3,511	258,585
Bank of New York Mellon Corp.	20,055	561,339
BlackRock, Inc.	2,167	556,659
Charles Schwab Corp.	18,939	335,031
E*TRADE Financial Corp.*	4,401	47,135
Franklin Resources, Inc.	2,381	359,079
Goldman Sachs Group, Inc.	7,545	1,110,247
Invesco Ltd.	7,594	219,922
Legg Mason, Inc.	1,987	63,882
Morgan Stanley	23,677	520,420
Northern Trust Corp.	3,751	204,655
State Street Corp.	7,880	465,629
T. Rowe Price Group, Inc.	4,463	334,145

		5,036,728

Commercial Banks (1.7%)
BB&T Corp.	120,148	3,771,446
Comerica, Inc.	3,242	116,550
Fifth Third Bancorp	15,104	246,346
First Horizon National Corp.	4,174	44,578
Huntington Bancshares, Inc./Ohio	14,549	107,517
KeyCorp	15,948	158,842
M&T Bank Corp.	2,107	217,358
PNC Financial Services Group, Inc.	9,107	605,616
Regions Financial Corp.	24,349	199,418
SunTrust Banks, Inc.	9,299	267,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Bancorp	32,129	$1,090,137
Wells Fargo & Co.	84,498	3,125,581
Zions Bancorp	3,156	78,869

		10,030,162

Consumer Finance (1.3%)
American Express Co.	16,571	1,117,880
Capital One Financial Corp.	112,935	6,205,778
Discover Financial Services	8,546	383,203
SLM Corp.	7,828	160,317

		7,867,178

Diversified Financial Services (3.4%)
Bank of America Corp.	186,514	2,271,741
Citigroup, Inc.	182,681	8,081,808
CME Group, Inc./Illinois	5,288	324,630
IntercontinentalExchange, Inc.*	1,255	204,653
JPMorgan Chase & Co.	181,727	8,624,763
Leucadia National Corp.	5,039	138,220
McGraw-Hill Cos., Inc.	4,838	251,963
Moody’s Corp.	3,335	177,822
NASDAQ OMX Group, Inc.	2,031	65,601
NYSE Euronext	4,174	161,283

		20,302,484

Insurance (2.3%)
ACE Ltd.	5,849	520,386
Aflac, Inc.	8,055	419,021
Allstate Corp.	8,236	404,141
American International Group, Inc.*	25,446	987,814
Aon plc	5,375	330,562
Assurant, Inc.	1,359	61,169
Berkshire Hathaway, Inc., Class B*	31,441	3,276,152
Chubb Corp.	4,504	394,235
Cincinnati Financial Corp.	2,530	119,391
Genworth Financial, Inc., Class A*	8,522	85,220
Hartford Financial Services Group, Inc.	7,514	193,861
Lincoln National Corp.	4,687	152,843
Loews Corp.	5,333	235,025
Marsh & McLennan Cos., Inc.	9,450	358,816
MetLife, Inc.	114,574	4,356,103
Principal Financial Group, Inc.	4,754	161,779
Progressive Corp.	9,558	241,531
Prudential Financial, Inc.	8,014	472,746
Torchmark Corp.	1,617	96,697
Travelers Cos., Inc.	6,518	548,750
Unum Group	4,660	131,645
XL Group plc	5,093	154,318

		13,702,205

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	6,809	523,748
Apartment Investment & Management Co. (REIT), Class A	2,494	76,466
AvalonBay Communities, Inc. (REIT)	1,964	248,780
Boston Properties, Inc. (REIT)	2,613	264,070
Equity Residential (REIT)	5,526	304,262
HCP, Inc. (REIT)	7,813	389,556
Health Care REIT, Inc. (REIT)	4,495	305,255
Host Hotels & Resorts, Inc. (REIT)	12,520	218,975
Kimco Realty Corp. (REIT)	7,026	157,382
Plum Creek Timber Co., Inc. (REIT)	2,796	145,951
Prologis, Inc. (REIT)	7,975	318,841
Public Storage (REIT)	2,486	378,668
Simon Property Group, Inc. (REIT)	5,406	857,175
Ventas, Inc. (REIT)	5,036	368,635
Vornado Realty Trust (REIT)	2,923	244,480
Weyerhaeuser Co. (REIT)	9,396	294,846

		5,097,090

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,239	132,285

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,146	70,381
People’s United Financial, Inc.	5,857	78,718
		149,099

Total Financials		62,317,231

Health Care (11.6%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	3,364	309,959
Amgen, Inc.	12,904	1,322,789
Biogen Idec, Inc.*	4,073	785,723
Celgene Corp.*	7,221	836,986
Gilead Sciences, Inc.*	26,241	1,283,972

		4,539,429

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	27,083	956,572
Baxter International, Inc.	106,565	7,740,882
Becton, Dickinson and Co.	3,346	319,911
Boston Scientific Corp.*	23,433	183,012
C.R. Bard, Inc.	1,318	132,828
CareFusion Corp.*	3,833	134,117
Covidien plc	95,984	6,511,554
DENTSPLY International, Inc.	2,460	104,353
Edwards Lifesciences Corp.*	1,970	161,855
Intuitive Surgical, Inc.*	691	339,412
Medtronic, Inc.	17,431	818,560
St. Jude Medical, Inc.	4,862	196,619
Stryker Corp.	4,983	325,091
Varian Medical Systems, Inc.*	1,882	135,504
Zimmer Holdings, Inc.	2,923	219,868

		18,280,138

Health Care Providers & Services (1.5%)
Aetna, Inc.	5,659	289,288
AmerisourceBergen Corp.	3,973	204,411
Cardinal Health, Inc.	5,873	244,434
Cigna Corp.	4,934	307,734
Coventry Health Care, Inc.	2,317	108,968
DaVita HealthCare Partners, Inc.*	1,454	172,430
Express Scripts Holding Co.*	14,108	813,326
Humana, Inc.	2,722	188,117
Laboratory Corp. of America Holdings*	1,608	145,042
McKesson Corp.	44,717	4,827,647
Patterson Cos., Inc.	1,456	55,386
Quest Diagnostics, Inc.	2,738	154,560
Tenet Healthcare Corp.*	1,803	85,787
UnitedHealth Group, Inc.	17,666	1,010,672
WellPoint, Inc.	5,239	346,979

		8,954,781

Health Care Technology (0.0%)
Cerner Corp.*	2,522	238,959

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	5,972	250,645
Life Technologies Corp.*	2,961	191,370
PerkinElmer, Inc.	1,955	65,766
Thermo Fisher Scientific, Inc.	6,168	471,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,480	$138,987

		1,118,558

Pharmaceuticals (6.1%)
AbbVie, Inc.	27,245	1,111,051
Actavis, Inc.*	2,200	202,642
Allergan, Inc.	5,301	591,751
Bristol-Myers Squibb Co.	28,232	1,162,876
Eli Lilly and Co.	17,213	977,526
Forest Laboratories, Inc.*	4,036	153,530
Hospira, Inc.*	2,863	93,992
Johnson & Johnson	163,685	13,345,238
Merck & Co., Inc.	52,106	2,304,649
Mylan, Inc.*	6,827	197,573
Perrigo Co.	1,525	181,063
Pfizer, Inc.	584,780	16,876,751

		37,198,642

Total Health Care		70,330,507

Industrials (6.8%)
Aerospace & Defense (2.1%)
Boeing Co.	11,730	1,007,020
General Dynamics Corp.	5,725	403,670
Honeywell International, Inc.	108,872	8,203,505
L-3 Communications Holdings, Inc.	1,553	125,669
Lockheed Martin Corp.	4,615	445,440
Northrop Grumman Corp.	4,091	286,984
Precision Castparts Corp.	2,524	478,601
Raytheon Co.	5,613	329,988
Rockwell Collins, Inc.	2,358	148,837
Textron, Inc.	4,689	139,779
United Technologies Corp.	14,536	1,358,098

		12,927,591

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,767	164,526
Expeditors International of Washington, Inc.	3,566	127,342
FedEx Corp.	5,040	494,928
United Parcel Service, Inc., Class B	12,325	1,058,717

		1,845,513

Airlines (0.0%)
Southwest Airlines Co.	12,572	169,471

Building Products (0.0%)
Masco Corp.	6,120	123,930

Commercial Services & Supplies (0.2%)
ADT Corp.	3,992	195,369
Avery Dennison Corp.	1,734	74,683
Cintas Corp.	1,819	80,272
Iron Mountain, Inc.	2,890	104,936
Pitney Bowes, Inc.	3,439	51,104
Republic Services, Inc.	5,133	169,389
Stericycle, Inc.*	1,479	157,040
Tyco International Ltd.	8,030	256,960
Waste Management, Inc.	7,535	295,447

		1,385,200

Construction & Engineering (0.1%)
Fluor Corp.	2,805	186,056
Jacobs Engineering Group, Inc.*	2,245	126,259
Quanta Services, Inc.*	3,687	105,374

		417,689

Electrical Equipment (0.3%)
Eaton Corp. plc	8,119	497,289
Emerson Electric Co.	12,446	695,358
Rockwell Automation, Inc.	2,409	208,017
Roper Industries, Inc.	1,704	216,936

		1,617,600

Industrial Conglomerates (2.6%)
3M Co.	10,937	1,162,713
Danaher Corp.	9,994	621,127
General Electric Co.	593,060	13,711,547

		15,495,387

Machinery (0.7%)
Caterpillar, Inc.	11,291	981,978
Cummins, Inc.	3,044	352,526
Deere & Co.	6,717	577,528
Dover Corp.	3,015	219,733
Flowserve Corp.	831	139,367
Illinois Tool Works, Inc.	7,164	436,574
Ingersoll-Rand plc	4,756	261,628
Joy Global, Inc.	1,832	109,041
PACCAR, Inc.	6,091	307,961
Pall Corp.	1,913	130,792
Parker Hannifin Corp.	2,572	235,544
Pentair Ltd. (Registered)	3,558	187,684
Snap-on, Inc.	997	82,452
Stanley Black & Decker, Inc.	2,767	224,044
Xylem, Inc.	3,217	88,660

		4,335,512

Professional Services (0.1%)
Dun & Bradstreet Corp.	708	59,224
Equifax, Inc.	2,074	119,442
Robert Half International, Inc.	2,402	90,147

		268,813

Road & Rail (0.3%)
CSX Corp.	17,608	433,685
Norfolk Southern Corp.	5,421	417,851
Ryder System, Inc.	894	53,416
Union Pacific Corp.	8,093	1,152,524

		2,057,476

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,642	238,367
W.W. Grainger, Inc.	1,032	232,179

		470,546

Total Industrials		41,114,728

Information Technology (10.5%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	429,109	8,972,669
F5 Networks, Inc.*	1,354	120,614
Harris Corp.	1,941	89,946
JDS Uniphase Corp.*	4,045	54,082
Juniper Networks, Inc.*	8,871	164,468
Motorola Solutions, Inc.	4,762	304,911
QUALCOMM, Inc.	29,616	1,982,791

		11,689,481

Computers & Peripherals (1.7%)
Apple, Inc.	16,188	7,165,295
Dell, Inc.	25,167	360,643
EMC Corp.*	36,272	866,538
Hewlett-Packard Co.	33,674	802,788
NetApp, Inc.*	6,209	212,099
SanDisk Corp.*	4,163	228,965
Seagate Technology plc	5,513	201,555
Western Digital Corp.	3,739	187,997

		10,025,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,759	$205,959
Corning, Inc.	25,413	338,755
FLIR Systems, Inc.	2,508	65,233
Jabil Circuit, Inc.	3,205	59,229
Molex, Inc.	2,395	70,126
TE Connectivity Ltd.	7,244	303,741

		1,043,043

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	3,068	108,270
eBay, Inc.*	20,112	1,090,473
Google, Inc., Class A*	4,602	3,654,126
VeriSign, Inc.*	2,635	124,583
Yahoo!, Inc.*	16,718	393,374

		5,370,826

IT Services (1.5%)
Accenture plc, Class A	11,106	843,723
Automatic Data Processing, Inc.	8,359	543,502
Cognizant Technology Solutions Corp., Class A*	5,201	398,449
Computer Sciences Corp.	2,641	130,016
Fidelity National Information Services, Inc.	5,051	200,121
Fiserv, Inc.*	2,297	201,746
International Business Machines Corp.	18,061	3,852,411
Mastercard, Inc., Class A	1,820	984,857
Paychex, Inc.	5,564	195,129
SAIC, Inc.	4,862	65,880
Teradata Corp.*	2,862	167,456
Total System Services, Inc.	2,772	68,690
Visa, Inc., Class A	8,892	1,510,217
Western Union Co.	9,822	147,723

		9,309,920

Office Electronics (0.0%)
Xerox Corp.	21,126	181,684

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	10,307	26,283
Altera Corp.	5,512	195,511
Analog Devices, Inc.	5,272	245,095
Applied Materials, Inc.	20,677	278,726
Broadcom Corp., Class A	9,020	312,723
First Solar, Inc.*	1,023	27,580
Intel Corp.	85,273	1,863,215
KLA-Tencor Corp.	2,854	150,520
Lam Research Corp.*	2,805	116,295
Linear Technology Corp.	4,006	153,710
LSI Corp.*	9,556	64,790
Microchip Technology, Inc.	3,351	123,183
Micron Technology, Inc.*	17,600	175,648
NVIDIA Corp.	10,726	137,507
Teradyne, Inc.*	3,275	53,121
Texas Instruments, Inc.	264,940	9,400,071
Xilinx, Inc.	4,493	171,498

		13,495,476

Software (2.1%)
Adobe Systems, Inc.*	112,245	4,883,780
Autodesk, Inc.*	3,861	159,227
BMC Software, Inc.*	2,272	105,262
CA, Inc.	5,732	144,274
Citrix Systems, Inc.*	3,218	232,211
Electronic Arts, Inc.*	5,186	91,792
Intuit, Inc.	4,801	315,186
Microsoft Corp.	129,963	3,718,241
Oracle Corp.	63,664	2,058,894
Red Hat, Inc.*	3,328	168,264
Salesforce.com, Inc.*	2,322	415,243
Symantec Corp.*	11,891	293,470

		12,585,844

Total Information Technology		63,702,154

Materials (3.3%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	3,582	312,064
Airgas, Inc.	1,180	117,009
CF Industries Holdings, Inc.	1,085	206,551
Dow Chemical Co.	20,758	660,935
E.I. du Pont de Nemours & Co.	16,103	791,624
Eastman Chemical Co.	2,652	185,295
Ecolab, Inc.	4,575	366,824
FMC Corp.	2,371	135,218
International Flavors & Fragrances, Inc.	1,410	108,105
LyondellBasell Industries N.V., Class A	6,543	414,106
Monsanto Co.	56,935	6,014,044
Mosaic Co.	46,826	2,791,298
PPG Industries, Inc.	2,463	329,894
Praxair, Inc.	5,110	569,969
Sherwin-Williams Co.	1,479	249,788
Sigma-Aldrich Corp.	2,070	160,798

		13,413,522

Construction Materials (0.0%)
Vulcan Materials Co.	2,237	115,653

Containers & Packaging (0.1%)
Ball Corp.	2,582	122,851
Bemis Co., Inc.	1,770	71,437
MeadWestvaco Corp.	3,036	110,207
Owens-Illinois, Inc.*	2,829	75,393
Sealed Air Corp.	3,335	80,407

		460,295

Metals & Mining (0.9%)
Alcoa, Inc.	18,419	156,930
Allegheny Technologies, Inc.	1,837	58,251
Barrick Gold Corp.	133,750	3,932,250
Cliffs Natural Resources, Inc.	2,606	49,540
Freeport-McMoRan Copper & Gold, Inc.	16,365	541,682
Newmont Mining Corp.	8,560	358,578
Nucor Corp.	5,465	252,210
United States Steel Corp.	2,473	48,223

		5,397,664

Paper & Forest Products (0.1%)
International Paper Co.	7,603	354,148

Total Materials		19,741,282

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	94,673	3,473,552
CenturyLink, Inc.	10,785	378,877
Frontier Communications Corp.	17,113	68,110
Verizon Communications, Inc.	49,270	2,421,621
Windstream Corp.	10,191	81,018

		6,423,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (1.5%)
Crown Castle International Corp.*	5,052	$351,821
MetroPCS Communications, Inc.*	5,554	60,539
Sprint Nextel Corp.*	51,880	322,175
Vodafone Group plc (ADR)	291,118	8,270,662

		9,005,197

Total Telecommunication Services		15,428,375

Utilities (1.4%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	8,369	406,984
Duke Energy Corp.	12,145	881,606
Edison International	5,606	282,094
Entergy Corp.	3,071	194,210
Exelon Corp.	14,735	508,063
FirstEnergy Corp.	7,218	304,600
NextEra Energy, Inc.	7,305	567,452
Northeast Utilities	5,404	234,858
Pepco Holdings, Inc.	3,972	85,001
Pinnacle West Capital Corp.	1,895	109,702
PPL Corp.	10,043	314,446
Southern Co.	14,985	703,096
Xcel Energy, Inc.	8,413	249,866

		4,841,978

Gas Utilities (0.0%)
AGL Resources, Inc.	2,039	85,536
ONEOK, Inc.	3,537	168,609

		254,145

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	10,641	133,757
NRG Energy, Inc.	5,549	146,993

		280,750

Multi-Utilities (0.5%)
Ameren Corp.	4,188	146,664
CenterPoint Energy, Inc.	7,371	176,609
CMS Energy Corp.	4,579	127,937
Consolidated Edison, Inc.	5,055	308,507
Dominion Resources, Inc.	9,932	577,844
DTE Energy Co.	2,977	203,448
Integrys Energy Group, Inc.	1,353	78,690
NiSource, Inc.	5,360	157,262
PG&E Corp.	7,558	336,558
Public Service Enterprise Group, Inc.	8,704	298,895
SCANA Corp.	2,272	116,236
Sempra Energy	3,899	311,686
TECO Energy, Inc.	3,489	62,174
Wisconsin Energy Corp.	3,949	169,373

		3,071,883

Total Utilities		8,448,756

Total Common Stocks (70.3%) (Cost $270,564,626)		426,291,174

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares Core S&P 500 ETF	119,655	18,825,321
iShares Morningstar Large Core Index Fund	86,747	7,987,664
iShares Morningstar Large Growth Index Fund	38,698	3,162,014
iShares Morningstar Large Value Index Fund	21,763	1,539,079
iShares NYSE 100 Index Fund	5,536	409,332
iShares Russell 1000 Growth Index Fund	38,897	2,774,134
iShares Russell 1000 Index Fund	74,502	6,497,319
iShares Russell 1000 Value Index Fund	22,025	1,787,769
iShares S&P 100 Index Fund	83,815	5,905,605
iShares S&P 500 Growth Index Fund.	45,248	3,727,530
iShares S&P 500 Value Index Fund	23,246	1,715,555
Vanguard Growth ETF	12,800	992,128
Vanguard Large-Cap ETF	35,800	2,568,292
Vanguard Value ETF	39,400	2,584,640

Total Investment Companies (10.0%) (Cost $37,336,450)		60,476,382

Total Investments (80.3%) (Cost $307,901,076)		486,767,556
Other Assets Less Liabilities (19.7%)		119,690,586

Net Assets (100%)		$606,458,142

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,439	June-13	$110,248,218	$112,436,265	$2,188,047

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,806,359	$—	$—	$57,806,359
Consumer Staples	35,160,470	—	—	35,160,470
Energy	52,241,312	—	—	52,241,312
Financials	62,317,231	—	—	62,317,231
Health Care	70,330,507	—	—	70,330,507
Industrials	41,114,728	—	—	41,114,728
Information Technology	63,702,154	—	—	63,702,154
Materials	19,741,282	—	—	19,741,282
Telecommunication Services	15,428,375	—	—	15,428,375
Utilities	8,448,756	—	—	8,448,756
Futures	2,188,047	—	—	2,188,047
Investment Companies
Exchange Traded Funds (ETFs)	60,476,382	—	—	60,476,382

Total Assets	$488,955,603	$—	$—	$488,955,603

Total Liabilities	$—	$—	$—	$—

Total	$488,955,603	$—	$—	$488,955,603

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,812,055
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,923,556

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,084,420
Aggregate gross unrealized depreciation	(3,903,927)

Net unrealized appreciation	$176,180,493

Federal income tax cost of investments	$310,587,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	3,800	$91,238
BorgWarner, Inc.*	16,854	1,303,488
Delphi Automotive plc	48,270	2,143,188
Gentex Corp.	21,186	423,932
Goodyear Tire & Rubber Co.*	36,008	454,061
Visteon Corp.*	400	23,080

		4,438,987

Automobiles (0.2%)
Harley-Davidson, Inc.	34,100	1,817,530
Tesla Motors, Inc.*	10,410	394,435
Thor Industries, Inc.	400	14,716

		2,226,681

Distributors (0.2%)
Genuine Parts Co.	23,000	1,794,000
LKQ Corp.*	43,354	943,383

		2,737,383

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	14,087	244,973
H&R Block, Inc.	25,240	742,561
ITT Educational Services, Inc.*	3,504	48,285
Weight Watchers International, Inc.	3,924	165,240

		1,201,059

Hotels, Restaurants & Leisure (3.5%)
Bally Technologies, Inc.*	6,000	311,820
Brinker International, Inc.	10,406	391,786
Chipotle Mexican Grill, Inc.*	4,673	1,522,791
Choice Hotels International, Inc.	323	13,666
Darden Restaurants, Inc.	18,903	976,907
Dunkin’ Brands Group, Inc.	10,480	386,503
International Game Technology	21,706	358,149
Las Vegas Sands Corp.	58,488	3,295,799
Marriott International, Inc., Class A	32,544	1,374,333
McDonald’s Corp.	149,648	14,918,409
Norwegian Cruise Line Holdings Ltd.*	2,000	59,300
Panera Bread Co., Class A*	4,158	687,068
Penn National Gaming, Inc.*	800	43,544
Starbucks Corp.	111,668	6,360,609
Starwood Hotels & Resorts Worldwide, Inc.	29,140	1,857,092
Wyndham Worldwide Corp.	20,100	1,296,048
Wynn Resorts Ltd.	11,800	1,476,888
Yum! Brands, Inc.	67,764	4,874,942

		40,205,654

Household Durables (0.2%)
D.R. Horton, Inc.	2,900	70,470
Garmin Ltd.	1,168	38,591
Jarden Corp.*	4,050	173,542
NVR, Inc.*	700	756,077
Tempur-Pedic International, Inc.*	8,700	431,781
Tupperware Brands Corp.	8,200	670,268

		2,140,729

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	53,336	14,213,511
Expedia, Inc.	8,029	481,820
Groupon, Inc.*	6,290	38,495
HomeAway, Inc.*	4,119	133,867
Liberty Interactive Corp.*	11,700	250,146
Liberty Ventures*	740	55,929
Netflix, Inc.*	8,194	1,552,026
priceline.com, Inc.*	7,369	5,069,356
TripAdvisor, Inc.*	12,729	668,527

		22,463,677

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	15,349	674,435
Mattel, Inc.	38,795	1,698,833
Polaris Industries, Inc.	9,500	878,655

		3,251,923

Media (4.2%)
AMC Networks, Inc., Class A*	8,375	529,132
Cablevision Systems Corp. - New York Group, Class A	3,200	47,872
CBS Corp., Class B	16,200	756,378
Charter Communications, Inc., Class A*	7,200	750,096
Cinemark Holdings, Inc.	16,900	497,536
Clear Channel Outdoor Holdings, Inc., Class A*	3,600	26,964
Comcast Corp., Class A	188,200	7,906,282
DIRECTV*	84,335	4,774,204
Discovery Communications, Inc., Class A*	35,200	2,771,648
DISH Network Corp., Class A	23,400	886,860
Interpublic Group of Cos., Inc.	3,600	46,908
John Wiley & Sons, Inc., Class A	2,986	116,335
Lamar Advertising Co., Class A*	9,800	476,378
Liberty Global, Inc., Class A*	38,600	2,833,240
Liberty Media Corp.*	1,100	122,793
Madison Square Garden Co., Class A*	500	28,800
Morningstar, Inc.	3,335	233,183
News Corp., Class A	106,000	3,235,120
Omnicom Group, Inc.	40,134	2,363,893
Pandora Media, Inc.*	14,983	212,159
Regal Entertainment Group, Class A	4,286	71,448
Scripps Networks Interactive, Inc., Class A	12,532	806,309
Sirius XM Radio, Inc.	559,600	1,723,568
Starz - Liberty Capital*	1,000	22,150
Time Warner Cable, Inc.	43,500	4,178,610
Viacom, Inc., Class B	72,900	4,488,453
Virgin Media, Inc.	40,900	2,002,873
Walt Disney Co.	96,800	5,498,240

		47,407,432

Multiline Retail (0.5%)
Big Lots, Inc.*	8,672	305,861
Dollar General Corp.*	27,200	1,375,776
Dollar Tree, Inc.*	34,132	1,653,013
Family Dollar Stores, Inc.	14,227	840,104
Kohl’s Corp.	2,334	107,667
Macy’s, Inc.	8,200	343,088
Nordstrom, Inc.	21,943	1,211,912
Target Corp.	5,401	369,699

		6,207,120

Specialty Retail (3.7%)
Aaron’s, Inc.	8,425	241,629
Advance Auto Parts, Inc.	10,792	891,959
American Eagle Outfitters, Inc.	22,300	417,010
Ascena Retail Group, Inc.*	18,000	333,900
AutoNation, Inc.*	2,715	118,781
AutoZone, Inc.*	5,614	2,227,467
Bed Bath & Beyond, Inc.*	34,259	2,206,965
CarMax, Inc.*	6,096	254,203
Chico’s FAS, Inc.	17,292	290,506
Dick’s Sporting Goods, Inc.	13,637	645,030
DSW, Inc., Class A	4,500	287,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Foot Locker, Inc.	4,600	$157,504
Gap, Inc.	44,600	1,578,840
GNC Holdings, Inc., Class A	10,100	396,728
Home Depot, Inc.	225,339	15,724,155
L Brands, Inc.	35,488	1,584,894
Lowe’s Cos., Inc.	21,600	819,072
O’Reilly Automotive, Inc.*	17,511	1,795,753
PetSmart, Inc.	15,915	988,322
Ross Stores, Inc.	33,362	2,022,404
Sally Beauty Holdings, Inc.*	21,300	625,794
Tiffany & Co.	15,636	1,087,327
TJX Cos., Inc.	109,046	5,097,901
Tractor Supply Co.	10,600	1,103,778
Ulta Salon Cosmetics & Fragrance, Inc.*	9,300	754,881
Urban Outfitters, Inc.*	15,614	604,886
Williams-Sonoma, Inc.	7,279	375,014

		42,631,803

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*	7,100	406,617
Coach, Inc.	42,306	2,114,877
Deckers Outdoor Corp.*	3,200	178,208
Fossil, Inc.*	8,100	782,460
Hanesbrands, Inc.*	14,367	654,560
Michael Kors Holdings Ltd.*	12,500	709,875
NIKE, Inc., Class B	106,466	6,282,559
PVH Corp.	10,564	1,128,341
Ralph Lauren Corp.	9,091	1,539,197
Under Armour, Inc., Class A*	11,400	583,680
VF Corp.	12,900	2,163,975

		16,544,349

Total Consumer Discretionary		191,456,797

Consumer Staples (12.8%)
Beverages (4.0%)
Brown-Forman Corp., Class B	19,236	1,373,450
Coca-Cola Co.	571,962	23,130,143
Coca-Cola Enterprises, Inc.	2,992	110,465
Dr. Pepper Snapple Group, Inc.	31,200	1,464,840
Monster Beverage Corp.*	21,186	1,011,420
PepsiCo, Inc.	230,316	18,220,299

		45,310,617

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	63,766	6,766,210
CVS Caremark Corp.	38,100	2,095,119
Fresh Market, Inc.*	4,000	171,080
Kroger Co.	77,600	2,571,664
Safeway, Inc.	4,800	126,480
Sysco Corp.	45,436	1,597,984
Wal-Mart Stores, Inc.	196,345	14,692,496
Whole Foods Market, Inc.	26,985	2,340,949

		30,361,982

Food Products (1.6%)
Campbell Soup Co.	20,195	916,045
Dean Foods Co.*	23,300	422,429
Flowers Foods, Inc.	16,467	542,423
General Mills, Inc.	74,640	3,680,498
Green Mountain Coffee Roasters, Inc.*	17,139	972,810
H.J. Heinz Co.	29,311	2,118,306
Hershey Co.	22,069	1,931,700
Hillshire Brands Co.	14,880	523,032
Hormel Foods Corp.	11,300	466,916
Ingredion, Inc.	2,400	173,568
Kellogg Co.	33,628	2,166,652
Kraft Foods Group, Inc.	4,533	233,585
McCormick & Co., Inc. (Non-Voting)	19,488	1,433,342
Mead Johnson Nutrition Co.	29,978	2,321,796
Mondelez International, Inc., Class A	13,500	413,235
WhiteWave Foods Co., Class A*	1,910	32,604

		18,348,941

Household Products (1.4%)
Church & Dwight Co., Inc.	12,568	812,270
Clorox Co.	1,174	103,934
Colgate-Palmolive Co.	64,484	7,611,047
Kimberly-Clark Corp.	51,625	5,058,218
Procter & Gamble Co.	29,408	2,266,180

		15,851,649

Personal Products (0.4%)
Avon Products, Inc.	49,010	1,015,977
Estee Lauder Cos., Inc., Class A	33,874	2,168,952
Herbalife Ltd.	15,892	595,156
Nu Skin Enterprises, Inc., Class A	7,900	349,180

		4,129,265

Tobacco (2.8%)
Altria Group, Inc.	232,478	7,994,919
Lorillard, Inc.	57,600	2,324,160
Philip Morris International, Inc.	230,802	21,397,653
Reynolds American, Inc.	16,200	720,738

		32,437,470

Total Consumer Staples		146,439,924

Energy (4.2%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	2,617	137,497
Cameron International Corp.*	27,833	1,814,712
CARBO Ceramics, Inc.	2,900	264,103
Dresser-Rand Group, Inc.*	11,130	686,276
Era Group, Inc.*	1,300	27,300
FMC Technologies, Inc.*	35,132	1,910,829
Halliburton Co.	43,300	1,749,753
Helmerich & Payne, Inc.	3,300	200,310
National Oilwell Varco, Inc.	14,300	1,011,725
Oceaneering International, Inc.	15,900	1,055,919
Oil States International, Inc.*	7,000	570,990
RPC, Inc.	7,900	119,843
Schlumberger Ltd.	196,327	14,702,929
SEACOR Holdings, Inc.	1,400	103,152

		24,355,338

Oil, Gas & Consumable Fuels (2.1%)
Cabot Oil & Gas Corp.	30,900	2,089,149
Cheniere Energy, Inc.*	20,600	576,800
Cobalt International Energy, Inc.*	25,500	719,100
Concho Resources, Inc.*	15,300	1,490,679
Continental Resources, Inc.*	6,195	538,531
EOG Resources, Inc.	39,700	5,084,379
Golar LNG Ltd.	6,400	236,544
Kinder Morgan, Inc.	71,850	2,779,158
Kosmos Energy Ltd.*	10,400	117,520
Laredo Petroleum Holdings, Inc.*	2,750	50,297
Noble Energy, Inc.	5,800	670,828
PBF Energy, Inc.	600	22,302
Pioneer Natural Resources Co.	16,500	2,050,125
Range Resources Corp.	23,842	1,932,156
SM Energy Co.	7,862	465,588
Southwestern Energy Co.*	17,772	662,185
Whiting Petroleum Corp.*	2,400	122,016
Williams Cos., Inc.	99,200	3,716,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
World Fuel Services Corp.	3,300	$131,076

		23,454,465

Total Energy		47,809,803

Financials (4.8%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	5,686	873,199
BlackRock, Inc.	10,027	2,575,736
Eaton Vance Corp.	16,960	709,437
Federated Investors, Inc., Class B	11,230	265,814
Franklin Resources, Inc.	4,777	720,419
Lazard Ltd., Class A	16,824	574,203
LPL Financial Holdings, Inc.	6,410	206,658
SEI Investments Co.	20,175	582,049
T. Rowe Price Group, Inc.	37,536	2,810,320
Waddell & Reed Financial, Inc., Class A	12,679	555,087

		9,872,922

Commercial Banks (0.0%)
Signature Bank/New York*	1,200	94,512

Consumer Finance (0.5%)
American Express Co.	94,786	6,394,264

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	11,130	411,142
IntercontinentalExchange, Inc.*	10,775	1,757,079
Leucadia National Corp.	6,800	186,524
McGraw-Hill Cos., Inc.	41,182	2,144,758
Moody’s Corp.	28,902	1,541,055
MSCI, Inc.*	17,891	607,042

		6,647,600

Insurance (0.6%)
Allied World Assurance Co. Holdings AG	2,700	250,344
Aon plc	4,100	252,150
Arch Capital Group Ltd.*	2,200	115,654
Arthur J. Gallagher & Co.	17,400	718,794
Brown & Brown, Inc.	1,500	48,060
Endurance Specialty Holdings Ltd.	600	28,686
Erie Indemnity Co., Class A	3,843	290,262
Hanover Insurance Group, Inc.	3,000	149,040
Marsh & McLennan Cos., Inc.	63,600	2,414,892
Travelers Cos., Inc.	24,900	2,096,331
Validus Holdings Ltd.	2,087	77,991

		6,442,204

Real Estate Investment Trusts (REITs) (2.1%)
American Campus Communities, Inc. (REIT)	1,500	68,010
American Tower Corp. (REIT)	58,120	4,470,591
Apartment Investment & Management Co. (REIT), Class A	15,000	459,900
Boston Properties, Inc. (REIT)	3,700	373,922
BRE Properties, Inc. (REIT)	3,200	155,776
Camden Property Trust (REIT)	9,400	645,592
Digital Realty Trust, Inc. (REIT)	17,941	1,200,432
Equity Lifestyle Properties, Inc. (REIT)	5,000	384,000
Equity Residential (REIT)	3,800	209,228
Essex Property Trust, Inc. (REIT)	5,200	783,016
Extra Space Storage, Inc. (REIT)	10,200	400,554
Federal Realty Investment Trust (REIT)	7,381	797,443
HCP, Inc. (REIT)	4,600	229,356
Home Properties, Inc. (REIT)	4,000	253,680
Kilroy Realty Corp. (REIT)	800	41,920
Mid-America Apartment Communities, Inc. (REIT)	5,700	393,642
Plum Creek Timber Co., Inc. (REIT)	23,739	1,239,176
Post Properties, Inc. (REIT)	3,200	150,720
Public Storage (REIT)	21,062	3,208,164
Rayonier, Inc. (REIT)	14,294	852,923
Regency Centers Corp. (REIT)	7,900	417,989
Simon Property Group, Inc. (REIT)	37,561	5,955,672
Tanger Factory Outlet Centers (REIT)	13,600	492,048
Taubman Centers, Inc. (REIT)	2,700	209,682
Weyerhaeuser Co. (REIT)	25,300	793,914

		24,187,350

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	400	14,300
CBRE Group, Inc., Class A*	48,243	1,218,136
Realogy Holdings Corp.*	1,810	88,400
St. Joe Co.*	1,100	23,375

		1,344,211

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	10,700	143,808

Total Financials		55,126,871

Health Care (12.8%)
Biotechnology (4.1%)
Alexion Pharmaceuticals, Inc.*	28,290	2,606,640
Amgen, Inc.	114,500	11,737,395
ARIAD Pharmaceuticals, Inc.*	26,700	483,003
Biogen Idec, Inc.*	35,300	6,809,723
BioMarin Pharmaceutical, Inc.*	17,949	1,117,505
Celgene Corp.*	64,907	7,523,370
Gilead Sciences, Inc.*	222,974	10,910,118
Incyte Corp.*	14,100	330,081
Medivation, Inc.*	10,600	495,762
Myriad Genetics, Inc.*	11,834	300,584
Onyx Pharmaceuticals, Inc.*	10,600	941,916
Regeneron Pharmaceuticals, Inc.*	11,400	2,010,960
United Therapeutics Corp.*	7,052	429,255
Vertex Pharmaceuticals, Inc.*	31,007	1,704,765

		47,401,077

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	219,606	7,756,484
Baxter International, Inc.	74,156	5,386,692
Becton, Dickinson and Co.	27,792	2,657,193
C.R. Bard, Inc.	12,324	1,242,013
Cooper Cos., Inc.	2,100	226,548
Covidien plc	3,600	244,224
DENTSPLY International, Inc.	9,232	391,621
Edwards Lifesciences Corp.*	16,846	1,384,067
IDEXX Laboratories, Inc.*	8,147	752,701
Intuitive Surgical, Inc.*	5,921	2,908,336
Medtronic, Inc.	9,234	433,629
ResMed, Inc.	21,032	975,043
Sirona Dental Systems, Inc.*	1,500	110,595
St. Jude Medical, Inc.	35,554	1,437,804
Stryker Corp.	33,591	2,191,477
Thoratec Corp.*	8,600	322,500
Varian Medical Systems, Inc.*	16,390	1,180,080
Zimmer Holdings, Inc.	2,600	195,572

		29,796,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.8%)
AmerisourceBergen Corp.	34,608	$1,780,582
Cardinal Health, Inc.	27,500	1,144,550
Catamaran Corp.*	30,132	1,597,900
DaVita HealthCare Partners, Inc.*	13,898	1,648,164
Express Scripts Holding Co.*	118,530	6,833,254
HCA Holdings, Inc.	15,700	637,891
Henry Schein, Inc.*	7,552	698,938
Laboratory Corp. of America Holdings*	14,296	1,289,499
McKesson Corp.	34,671	3,743,081
Patterson Cos., Inc.	12,674	482,119
Quest Diagnostics, Inc.	2,746	155,012
Tenet Healthcare Corp.*	828	39,396
Universal Health Services, Inc., Class B	716	45,731
WellPoint, Inc.	2,800	185,444

		20,281,561

Health Care Technology (0.2%)
Cerner Corp.*	21,320	2,020,070

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	51,147	2,146,640
Bruker Corp.*	13,700	261,670
Charles River Laboratories International, Inc.*	4,527	200,410
Covance, Inc.*	545	40,505
Illumina, Inc.*	18,191	982,314
Life Technologies Corp.*	2,424	156,663
Mettler-Toledo International, Inc.*	4,647	990,833
Techne Corp.	5,454	370,054
Waters Corp.*	13,142	1,234,165

		6,383,254

Pharmaceuticals (3.5%)
AbbVie, Inc.	219,606	8,955,533
Actavis, Inc.*	18,800	1,731,668
Allergan, Inc.	44,744	4,994,773
Bristol-Myers Squibb Co.	225,800	9,300,702
Eli Lilly and Co.	54,932	3,119,588
Endo Health Solutions, Inc.*	10,800	332,208
Johnson & Johnson	91,014	7,420,371
Mylan, Inc.*	54,823	1,586,578
Perrigo Co.	13,789	1,637,168
Salix Pharmaceuticals Ltd.*	8,500	435,030
Warner Chilcott plc, Class A	24,600	333,330
Zoetis, Inc.*	10,410	347,694

		40,194,643

Total Health Care		146,077,184

Industrials (12.8%)
Aerospace & Defense (3.6%)
B/E Aerospace, Inc.*	14,400	868,176
Boeing Co.	99,571	8,548,170
Honeywell International, Inc.	114,691	8,641,967
Lockheed Martin Corp.	34,231	3,303,976
Precision Castparts Corp.	21,427	4,062,988
Rockwell Collins, Inc.	20,070	1,266,818
Spirit AeroSystems Holdings, Inc., Class A*	3,947	74,954
Textron, Inc.	2,500	74,525
TransDigm Group, Inc.	7,553	1,155,005
Triumph Group, Inc.	2,500	196,250
United Technologies Corp.	134,182	12,536,624

		40,729,453

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	23,958	1,424,543
Expeditors International of Washington, Inc.	28,176	1,006,165
FedEx Corp.	2,900	284,780
United Parcel Service, Inc., Class B	106,659	9,162,008

		11,877,496

Airlines (0.3%)
Copa Holdings S.A., Class A	3,998	478,201
Delta Air Lines, Inc.*	79,889	1,318,967
Southwest Airlines Co.	20,745	279,643
United Continental Holdings, Inc.*	48,887	1,564,873

		3,641,684

Building Products (0.2%)
Armstrong World Industries, Inc.*	3,131	174,992
Fortune Brands Home & Security, Inc.*	3,800	142,234
Lennox International, Inc.	7,468	474,143
Masco Corp.	52,575	1,064,644

		1,856,013

Commercial Services & Supplies (0.3%)
Cintas Corp.	6,900	304,497
Clean Harbors, Inc.*	7,900	458,911
Copart, Inc.*	14,954	512,623
Covanta Holding Corp.	1,100	22,165
Iron Mountain, Inc.	22,822	828,667
Pitney Bowes, Inc.	15,400	228,844
Rollins, Inc.	9,400	230,770
Stericycle, Inc.*	12,571	1,334,789
Waste Connections, Inc.	1,044	37,563

		3,958,829

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	8,800	546,480
Fluor Corp.	18,579	1,232,345

		1,778,825

Electrical Equipment (1.1%)
AMETEK, Inc.	35,423	1,535,941
Babcock & Wilcox Co.	17,402	494,391
Eaton Corp. plc	12,438	761,827
Emerson Electric Co.	90,771	5,071,376
General Cable Corp.*	400	14,652
Hubbell, Inc., Class B	7,200	699,192
Polypore International, Inc.*	6,800	273,224
Rockwell Automation, Inc.	21,012	1,814,386
Roper Industries, Inc.	14,373	1,829,827

		12,494,816

Industrial Conglomerates (1.0%)
3M Co.	91,841	9,763,617
Carlisle Cos., Inc.	811	54,977
Danaher Corp.	29,138	1,810,927

		11,629,521

Machinery (2.9%)
Caterpillar, Inc.	96,095	8,357,382
Colfax Corp.*	1,400	65,156
Cummins, Inc.	28,286	3,275,802
Deere & Co.	58,547	5,033,871
Donaldson Co., Inc.	21,880	791,837
Flowserve Corp.	6,523	1,093,972
Graco, Inc.	8,916	517,395
IDEX Corp.	2,376	126,926
Illinois Tool Works, Inc.	56,000	3,412,640
Ingersoll-Rand plc	36,000	1,980,360
ITT Corp.	3,200	90,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	15,528	$924,227
Lincoln Electric Holdings, Inc.	12,300	666,414
Manitowoc Co., Inc.	14,800	304,288
Nordson Corp.	8,800	580,360
PACCAR, Inc.	11,891	601,209
Pall Corp.	17,068	1,166,939
Parker Hannifin Corp.	10,000	915,800
Snap-on, Inc.	1,700	140,590
SPX Corp.	2,300	181,608
Timken Co.	1,100	62,238
Toro Co.	8,826	406,349
Valmont Industries, Inc.	3,468	545,412
WABCO Holdings, Inc.*	8,847	624,510
Wabtec Corp.	7,117	726,717
Xylem, Inc.	2,900	79,924

		32,672,902

Marine (0.0%)
Kirby Corp.*	6,088	467,558
Matson, Inc.	400	9,840

		477,398

Professional Services (0.4%)
Dun & Bradstreet Corp.	4,440	371,406
Equifax, Inc.	15,900	915,681
IHS, Inc., Class A*	7,417	776,708
Nielsen Holdings N.V	4,391	157,286
Robert Half International, Inc.	21,005	788,318
Verisk Analytics, Inc., Class A*	18,691	1,151,926

		4,161,325

Road & Rail (1.4%)
Con-way, Inc.	4,428	155,910
CSX Corp.	103,500	2,549,205
Hertz Global Holdings, Inc.*	20,700	460,782
J.B. Hunt Transport Services, Inc.	13,170	980,902
Kansas City Southern	12,669	1,404,992
Landstar System, Inc.	6,866	391,980
Union Pacific Corp.	70,174	9,993,479

		15,937,250

Trading Companies & Distributors (0.5%)
Fastenal Co.	43,608	2,239,271
MRC Global, Inc.*	2,000	65,860
MSC Industrial Direct Co., Inc., Class A	6,677	572,753
United Rentals, Inc.*	13,800	758,586
W.W. Grainger, Inc.	8,646	1,945,177

		5,581,647

Total Industrials		146,797,159

Information Technology (28.8%)
Communications Equipment (1.9%)
Acme Packet, Inc.*	8,500	248,370
EchoStar Corp., Class A*	1,500	58,455
F5 Networks, Inc.*	11,740	1,045,799
Harris Corp.	4,939	228,873
Motorola Solutions, Inc.	40,600	2,599,618
Palo Alto Networks, Inc.*	766	43,356
QUALCOMM, Inc.	252,439	16,900,791
Riverbed Technology, Inc.*	23,900	356,349

		21,481,611

Computers & Peripherals (6.2%)
Apple, Inc.	137,722	60,959,889
Diebold, Inc.	700	21,224
EMC Corp.*	309,052	7,383,252
Fusion-io, Inc.*	9,846	161,179
NCR Corp.*	23,312	642,479
NetApp, Inc.*	35,826	1,223,816
Stratasys Ltd.*	1,900	141,018
Western Digital Corp.	13,200	663,696

		71,196,553

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	23,832	1,779,059
Dolby Laboratories, Inc., Class A	4,074	136,723
FLIR Systems, Inc.	18,306	476,139
IPG Photonics Corp.	4,700	312,127
Jabil Circuit, Inc.	4,918	90,885
National Instruments Corp.	13,670	447,693
Trimble Navigation Ltd.*	36,768	1,101,569

		4,344,195

Internet Software & Services (4.2%)
Akamai Technologies, Inc.*	24,323	858,359
AOL, Inc.*	2,500	96,225
eBay, Inc.*	170,476	9,243,209
Equinix, Inc.*	7,121	1,540,343
Facebook, Inc., Class A*	62,000	1,585,960
Google, Inc., Class A*	38,192	30,325,594
IAC/InterActiveCorp	1,700	75,956
LinkedIn Corp., Class A*	9,600	1,690,176
Rackspace Hosting, Inc.*	16,000	807,680
VeriSign, Inc.*	21,341	1,009,002

		47,232,504

IT Services (7.3%)
Accenture plc, Class A	94,800	7,201,956
Alliance Data Systems Corp.*	7,440	1,204,462
Automatic Data Processing, Inc.	72,000	4,681,440
Broadridge Financial Solutions, Inc.	18,387	456,733
Cognizant Technology Solutions Corp., Class A*	44,807	3,432,664
DST Systems, Inc.	789	56,232
Fiserv, Inc.*	16,629	1,460,525
FleetCor Technologies, Inc.*	7,124	546,197
Gartner, Inc.*	13,700	745,417
Genpact Ltd.	14,954	272,013
Global Payments, Inc.	11,556	573,871
International Business Machines Corp.	160,556	34,246,595
Jack Henry & Associates, Inc.	12,800	591,488
Lender Processing Services, Inc.	12,375	315,067
Mastercard, Inc., Class A	16,012	8,664,574
NeuStar, Inc., Class A*	9,850	458,321
Paychex, Inc.	44,380	1,556,407
SAIC, Inc.	14,739	199,713
Teradata Corp.*	24,851	1,454,032
Total System Services, Inc.	20,400	505,512
Vantiv, Inc., Class A*	5,800	137,692
VeriFone Systems, Inc.*	15,800	326,744
Visa, Inc., Class A	76,927	13,065,282
Western Union Co.	84,155	1,265,691

		83,418,628

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,207	56,886

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	92,423	235,679
Altera Corp.	47,456	1,683,264
Analog Devices, Inc.	3,699	171,966
Atmel Corp.*	5,500	38,280
Avago Technologies Ltd.	33,700	1,210,504
Broadcom Corp., Class A	50,237	1,741,717
Cypress Semiconductor Corp.*	12,351	136,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Freescale Semiconductor Ltd.*	6,900	$102,741
Intel Corp.	550,300	12,024,055
Lam Research Corp.*	7,498	310,867
Linear Technology Corp.	33,815	1,297,482
LSI Corp.*	83,700	567,486
Maxim Integrated Products, Inc.	21,478	701,257
Microchip Technology, Inc.	28,417	1,044,609
Silicon Laboratories, Inc.*	5,693	235,462
Skyworks Solutions, Inc.*	24,800	546,344
Teradyne, Inc.*	3,300	53,526
Texas Instruments, Inc.	113,131	4,013,888
Xilinx, Inc.	38,763	1,479,584

		27,594,942

Software (6.4%)
Adobe Systems, Inc.*	41,834	1,820,197
ANSYS, Inc.*	13,712	1,116,431
Autodesk, Inc.*	33,980	1,401,335
BMC Software, Inc.*	21,019	973,810
CA, Inc.	2,900	72,993
Cadence Design Systems, Inc.*	40,400	562,772
Citrix Systems, Inc.*	27,429	1,979,277
Compuware Corp.*	1,600	20,000
Concur Technologies, Inc.*	6,700	460,022
FactSet Research Systems, Inc.	6,669	617,549
Fortinet, Inc.*	19,200	454,656
Informatica Corp.*	15,900	548,073
Intuit, Inc.	43,229	2,837,984
MICROS Systems, Inc.*	11,814	537,655
Microsoft Corp.#	1,108,149	31,704,143
NetSuite, Inc.*	4,600	368,276
Nuance Communications, Inc.*	35,498	716,350
Oracle Corp.	562,531	18,192,252
Red Hat, Inc.*	28,351	1,433,427
Rovi Corp.*	3,093	66,221
Salesforce.com, Inc.*	21,596	3,862,013
ServiceNow, Inc.*	1,589	57,522
SolarWinds, Inc.*	9,100	537,810
Solera Holdings, Inc.	10,200	594,966
Splunk, Inc.*	2,200	88,066
Symantec Corp.*	6,039	149,042
Synopsys, Inc.*	1,552	55,686
TIBCO Software, Inc.*	24,200	489,324
VMware, Inc., Class A*	13,066	1,030,646
Workday, Inc., Class A*	2,860	176,262
Zynga, Inc., Class A*	20,500	68,880

		72,993,640

Total Information Technology		328,318,959

Materials (3.9%)
Chemicals (3.4%)
Airgas, Inc.	10,100	1,001,516
Albemarle Corp.	7,382	461,523
Celanese Corp.	22,992	1,012,798
CF Industries Holdings, Inc.	2,194	417,672
E.I. du Pont de Nemours & Co.	137,921	6,780,196
Eastman Chemical Co.	18,388	1,284,769
Ecolab, Inc.	38,241	3,066,163
FMC Corp.	20,158	1,149,611
International Flavors & Fragrances, Inc.	11,966	917,433
Intrepid Potash, Inc.	3,700	69,412
LyondellBasell Industries N.V., Class A	3,400	215,186
Monsanto Co.	78,568	8,299,138
NewMarket Corp.	1,300	338,468
PPG Industries, Inc.	20,900	2,799,346
Praxair, Inc.	43,968	4,904,191
Rockwood Holdings, Inc.	3,000	196,320
RPM International, Inc.	7,500	236,850
Scotts Miracle-Gro Co., Class A	5,393	233,193
Sherwin-Williams Co.	12,771	2,156,894
Sigma-Aldrich Corp.	17,824	1,384,568
Valspar Corp.	13,700	852,825
W.R. Grace & Co.*	10,000	775,100
Westlake Chemical Corp.	700	65,450

		38,618,622

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	3,436	350,541

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,300	189,255
Ball Corp.	23,024	1,095,482
Crown Holdings, Inc.*	5,203	216,497
Owens-Illinois, Inc.*	17,900	477,035
Packaging Corp. of America	13,200	592,284
Rock-Tenn Co., Class A	1,200	111,348
Silgan Holdings, Inc.	6,600	311,850

		2,993,751

Metals & Mining (0.2%)
Allied Nevada Gold Corp.*	13,200	217,272
Carpenter Technology Corp.	500	24,645
Compass Minerals International, Inc.	4,919	388,109
Molycorp, Inc.*	3,500	18,200
Royal Gold, Inc.	9,422	669,245
Southern Copper Corp.	17,829	669,835
Steel Dynamics, Inc.	6,900	109,503
Tahoe Resources, Inc.*	2,600	45,734

		2,142,543

Total Materials		44,105,457

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
Level 3 Communications, Inc.*	12,214	247,822
tw telecom, Inc.*	22,157	558,135
Verizon Communications, Inc.	418,300	20,559,445
Windstream Corp.	51,380	408,471

		21,773,873

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	43,164	3,005,941
SBA Communications Corp., Class A*	17,818	1,283,252

		4,289,193

Total Telecommunication Services		26,063,066

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,533	672,396

Gas Utilities (0.1%)
ONEOK, Inc.	30,600	1,458,702
Questar Corp.	5,900	143,547

		1,602,249

Water Utilities (0.0%)
Aqua America, Inc.	2,300	72,312

Total Utilities		2,346,957

Total Common Stocks (99.4%) (Cost $626,071,444)		1,134,542,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $2,730)	515	$3,641
Total Investments (99.4%) (Cost $626,074,174)		1,134,545,818
Other Assets Less Liabilities (0.6%)		6,744,629

Net Assets (100%)		$1,141,290,447

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,280,440.

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	94	June-13	$7,212,476	$7,344,690	$132,214

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$191,456,797	$—	$—	$191,456,797
Consumer Staples	146,439,924	—	—	146,439,924
Energy	47,809,803	—	—	47,809,803
Financials	55,126,871	—	—	55,126,871
Health Care	146,077,184	—	—	146,077,184
Industrials	146,797,159	—	—	146,797,159
Information Technology	328,318,959	—	—	328,318,959
Materials	44,105,457	—	—	44,105,457
Telecommunication Services	26,063,066	—	—	26,063,066
Utilities	2,346,957	—	—	2,346,957
Futures	132,214	—	—	132,214
Rights
Health Care	3,641	—	—	3,641

Total Assets	$1,134,678,032	$—	$—	$1,134,678,032

Total Liabilities	$—	$—	$—	$—

Total	$1,134,678,032	$—	$—	$1,134,678,032

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,578,638
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,757,062

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$513,822,050
Aggregate gross unrealized depreciation	(8,438,633)

Net unrealized appreciation	$505,383,417

Federal income tax cost of investments	$629,162,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	2,824	$67,804
BorgWarner, Inc.*	12,499	966,673
Delphi Automotive plc	35,795	1,589,298
Gentex Corp.	15,728	314,717
Goodyear Tire & Rubber Co.*	26,687	336,523
Visteon Corp.*	344	19,849

		3,294,864

Automobiles (0.1%)
Harley-Davidson, Inc.	25,247	1,345,665
Tesla Motors, Inc.*	7,516	284,781
Thor Industries, Inc.	358	13,171

		1,643,617

Distributors (0.1%)
Genuine Parts Co.	17,002	1,326,156
LKQ Corp.*	32,152	699,628

		2,025,784

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	10,473	182,125
H&R Block, Inc.	18,764	552,037
ITT Educational Services, Inc.*	2,602	35,856
Weight Watchers International, Inc.	2,902	122,203

		892,221

Hotels, Restaurants & Leisure (4.4%)
Bally Technologies, Inc.*	4,462	231,890
Brinker International, Inc.	8,221	309,521
Chipotle Mexican Grill, Inc.*	37,895	12,348,844
Choice Hotels International, Inc.	301	12,735
Darden Restaurants, Inc.	14,030	725,070
Dunkin’ Brands Group, Inc.	7,767	286,447
International Game Technology	16,139	266,293
Las Vegas Sands Corp.	43,334	2,441,871
Marriott International, Inc., Class A	24,806	1,047,557
McDonald’s Corp.	248,689	24,791,806
Norwegian Cruise Line Holdings Ltd.*	520	15,418
Panera Bread Co., Class A*	3,090	510,592
Penn National Gaming, Inc.*	620	33,747
Starbucks Corp.	320,937	18,280,571
Starwood Hotels & Resorts Worldwide, Inc.	21,553	1,373,573
Wyndham Worldwide Corp.	15,338	988,994
Wynn Resorts Ltd.	171,679	21,487,344
Yum! Brands, Inc.	50,222	3,612,971

		88,765,244

Household Durables (0.1%)
D.R. Horton, Inc.	2,147	52,172
Garmin Ltd.	862	28,480
Jarden Corp.*	2,985	127,907
NVR, Inc.*	493	532,494
Tempur-Pedic International, Inc.*	6,495	322,347
Tupperware Brands Corp.	6,098	498,451

		1,561,851

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	39,450	10,513,030
Expedia, Inc.	5,960	357,660
Groupon, Inc.*	5,089	31,145
HomeAway, Inc.*	3,118	101,335
Liberty Interactive Corp.*	8,713	186,284
Liberty Ventures*	581	43,912
Netflix, Inc.*	6,054	1,146,688
priceline.com, Inc.*	5,430	3,735,460
TripAdvisor, Inc.*	9,453	496,471

		16,611,985

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,365	499,378
Mattel, Inc.	28,746	1,258,787
Polaris Industries, Inc.	7,055	652,517

		2,410,682

Media (2.4%)
AMC Networks, Inc., Class A*	6,228	393,485
Cablevision Systems Corp. - New York Group, Class A	2,339	34,991
CBS Corp., Class B	12,016	561,027
Charter Communications, Inc., Class A*	5,319	554,133
Cinemark Holdings, Inc.	12,528	368,824
Clear Channel Outdoor Holdings, Inc., Class A*	2,902	21,736
Comcast Corp., Class A	465,352	19,549,438
DIRECTV*	62,562	3,541,635
Discovery Communications, Inc., Class A*	26,053	2,051,413
DISH Network Corp., Class A	17,393	659,195
Interpublic Group of Cos., Inc.	3,127	40,745
John Wiley & Sons, Inc., Class A	2,217	86,374
Lamar Advertising Co., Class A*	7,249	352,374
Liberty Global, Inc., Class A*	28,606	2,099,680
Liberty Media Corp.*	770	85,955
Madison Square Garden Co., Class A*	414	23,846
Morningstar, Inc.	2,618	183,051
News Corp., Class A	78,576	2,398,140
Omnicom Group, Inc.	29,729	1,751,038
Pandora Media, Inc.*	11,126	157,544
Regal Entertainment Group, Class A	3,285	54,761
Scripps Networks Interactive, Inc., Class A	9,264	596,046
Sirius XM Radio, Inc.	414,498	1,276,654
Starz - Liberty Capital*	770	17,056
Time Warner Cable, Inc.	32,259	3,098,800
Viacom, Inc., Class B	54,030	3,326,627
Virgin Media, Inc.	30,290	1,483,301
Walt Disney Co.	71,725	4,073,980

		48,841,849

Multiline Retail (0.2%)
Big Lots, Inc.*	6,496	229,114
Dollar General Corp.*	20,142	1,018,783
Dollar Tree, Inc.*	25,295	1,225,037
Family Dollar Stores, Inc.	10,541	622,446
Kohl’s Corp.	1,831	84,464
Macy’s, Inc.	6,104	255,391
Nordstrom, Inc.	16,749	925,047
Target Corp.	4,038	276,401

		4,636,683

Specialty Retail (5.1%)
Aaron’s, Inc.	6,303	180,770
Advance Auto Parts, Inc.	8,017	662,605
American Eagle Outfitters, Inc.	16,585	310,140
Ascena Retail Group, Inc.*	13,400	248,570
AutoNation, Inc.*	2,039	89,206
AutoZone, Inc.*	45,248	17,953,049
Bed Bath & Beyond, Inc.*	25,352	1,633,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	4,530	$188,901
Chico’s FAS, Inc.	12,838	215,678
Dick’s Sporting Goods, Inc.	10,126	478,960
DSW, Inc., Class A	3,373	215,197
Foot Locker, Inc.	3,413	116,861
Gap, Inc.	33,036	1,169,474
GNC Holdings, Inc., Class A	7,514	295,150
Home Depot, Inc.	493,867	34,462,039
L Brands, Inc.	26,324	1,175,630
Lowe’s Cos., Inc.	377,484	14,314,193
O’Reilly Automotive, Inc.*	12,407	1,272,338
PetSmart, Inc.	11,820	734,022
Ross Stores, Inc.	24,704	1,497,557
Sally Beauty Holdings, Inc.*	15,825	464,939
Tiffany & Co.	11,608	807,220
TJX Cos., Inc.	498,551	23,307,259
Tractor Supply Co.	7,858	818,254
Ulta Salon Cosmetics & Fragrance, Inc.*	6,858	556,664
Urban Outfitters, Inc.*	11,607	449,655
Williams-Sonoma, Inc.	5,411	278,775

		103,896,282

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*	5,277	302,214
Coach, Inc.	31,337	1,566,537
Deckers Outdoor Corp.*	2,611	145,407
Fossil, Inc.*	5,957	575,446
Hanesbrands, Inc.*	10,639	484,713
Michael Kors Holdings Ltd.*	9,245	525,024
NIKE, Inc., Class B	398,896	23,538,853
PVH Corp.	7,546	805,988
Ralph Lauren Corp.	6,723	1,138,271
Under Armour, Inc., Class A*	8,471	433,715
VF Corp.	9,558	1,603,354

		31,119,522

Total Consumer Discretionary		305,700,584

Consumer Staples (7.3%)
Beverages (2.6%)
Anheuser-Busch InBev N.V. (ADR)	197,750	19,686,012
Brown-Forman Corp., Class B	14,257	1,017,950
Coca-Cola Co.	423,615	17,130,991
Coca-Cola Enterprises, Inc.	2,389	88,202
Dr. Pepper Snapple Group, Inc.	23,100	1,084,545
Monster Beverage Corp.*	15,331	731,902
PepsiCo, Inc.	170,544	13,491,736

		53,231,338

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	47,244	5,013,061
CVS Caremark Corp.	28,229	1,552,313
Fresh Market, Inc.*	2,998	128,224
Kroger Co.	57,533	1,906,643
Safeway, Inc.	3,595	94,728
Sysco Corp.	33,663	1,183,928
Wal-Mart Stores, Inc.	404,760	30,288,191
Whole Foods Market, Inc.	20,017	1,736,475

		41,903,563

Food Products (0.7%)
Campbell Soup Co.	14,974	679,221
Dean Foods Co.*	17,264	312,996
Flowers Foods, Inc.	12,229	402,823
General Mills, Inc.	55,270	2,725,364
Green Mountain Coffee Roasters, Inc.*	12,699	720,795
H.J. Heinz Co.	21,733	1,570,644
Hershey Co.	16,365	1,432,428
Hillshire Brands Co.	11,028	387,634
Hormel Foods Corp.	8,374	346,014
Ingredion, Inc.	1,784	129,019
Kellogg Co.	24,902	1,604,436
Kraft Foods Group, Inc.	3,352	172,729
McCormick & Co., Inc. (Non-Voting)	14,460	1,063,533
Mead Johnson Nutrition Co.	22,234	1,722,023
Mondelez International, Inc., Class A	10,055	307,783
WhiteWave Foods Co., Class A*	1,442	24,615

		13,602,057

Household Products (0.6%)
Church & Dwight Co., Inc.	9,346	604,032
Clorox Co.	868	76,844
Colgate-Palmolive Co.	47,723	5,632,746
Kimberly-Clark Corp.	38,227	3,745,481
Procter & Gamble Co.	21,813	1,680,910

		11,740,013

Personal Products (0.1%)
Avon Products, Inc.	36,306	752,623
Estee Lauder Cos., Inc., Class A	25,095	1,606,833
Herbalife Ltd.	12,502	468,200
Nu Skin Enterprises, Inc., Class A	5,851	258,614

		3,086,270

Tobacco (1.2%)
Altria Group, Inc.	172,188	5,921,545
Lorillard, Inc.	42,699	1,722,905
Philip Morris International, Inc.	170,920	15,845,993
Reynolds American, Inc.	12,062	536,639

		24,027,082

Total Consumer Staples		147,590,323

Energy (3.7%)
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*	1,958	102,873
Cameron International Corp.*	20,627	1,344,880
CARBO Ceramics, Inc.	2,153	196,074
Dresser-Rand Group, Inc.*	8,249	508,633
Era Group, Inc.*	1,035	21,735
FMC Technologies, Inc.*	26,075	1,418,219
Halliburton Co.	32,108	1,297,484
Helmerich & Payne, Inc.	2,417	146,712
National Oilwell Varco, Inc.	10,597	749,738
Oceaneering International, Inc.	11,811	784,369
Oil States International, Inc.*	5,152	420,249
RPC, Inc.	5,861	88,911
Schlumberger Ltd.	344,203	25,777,363
SEACOR Holdings, Inc.	1,035	76,259

		32,933,499

Oil, Gas & Consumable Fuels (2.1%)
Cabot Oil & Gas Corp.	22,882	1,547,052
Cheniere Energy, Inc.*	15,292	428,176
Cobalt International Energy, Inc.*	18,901	533,008
Concho Resources, Inc.*	11,344	1,105,246
Continental Resources, Inc.*	4,600	399,878
EOG Resources, Inc.	29,398	3,765,002
Golar LNG Ltd.	4,743	175,301
Kinder Morgan, Inc.	690,991	26,727,532
Kosmos Energy Ltd.*	7,707	87,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Laredo Petroleum Holdings, Inc.*	1,996	$36,507
Noble Energy, Inc.	4,304	497,801
Pioneer Natural Resources Co.	12,188	1,514,359
Range Resources Corp.	17,686	1,433,273
SM Energy Co.	5,828	345,134
Southwestern Energy Co.*	13,173	490,826
Whiting Petroleum Corp.*	1,822	92,631
Williams Cos., Inc.	73,522	2,754,134
World Fuel Services Corp.	2,509	99,657

		42,032,606

Total Energy		74,966,105

Financials (6.8%)
Capital Markets (0.4%)
Affiliated Managers Group, Inc.*	4,178	641,615
BlackRock, Inc.	7,430	1,908,618
Eaton Vance Corp.	12,595	526,849
Federated Investors, Inc., Class B	8,348	197,597
Franklin Resources, Inc.	3,522	531,153
Lazard Ltd., Class A	12,468	425,533
LPL Financial Holdings, Inc.	4,756	153,333
SEI Investments Co.	14,970	431,885
T. Rowe Price Group, Inc.	27,818	2,082,734
Waddell & Reed Financial, Inc., Class A	9,416	412,232

		7,311,549

Commercial Banks (1.3%)
Signature Bank/New York*	912	71,829
Wells Fargo & Co.	708,743	26,216,404

		26,288,233

Consumer Finance (1.1%)
American Express Co.	342,351	23,094,998

Diversified Financial Services (1.2%)
CBOE Holdings, Inc.	8,250	304,755
Citigroup, Inc.	456,260	20,184,943
IntercontinentalExchange, Inc.*	7,933	1,293,634
Leucadia National Corp.	5,081	139,372
McGraw-Hill Cos., Inc.	30,501	1,588,492
Moody’s Corp.	21,391	1,140,568
MSCI, Inc.*	13,255	449,742

		25,101,506

Insurance (1.2%)
Allied World Assurance Co. Holdings AG	2,022	187,480
American International Group, Inc.*	497,426	19,310,077
Aon plc	3,026	186,099
Arch Capital Group Ltd.*	1,655	87,003
Arthur J. Gallagher & Co.	12,926	533,973
Brown & Brown, Inc.	1,224	39,217
Endurance Specialty Holdings Ltd.	526	25,148
Erie Indemnity Co., Class A	2,817	212,768
Hanover Insurance Group, Inc.	2,236	111,085
Marsh & McLennan Cos., Inc.	47,179	1,791,387
Travelers Cos., Inc.	18,411	1,550,022
Validus Holdings Ltd.	1,484	55,457

		24,089,716

Real Estate Investment Trusts (REITs) (1.5%)
American Campus Communities, Inc. (REIT)	986	44,705
American Tower Corp. (REIT)	209,383	16,105,740
Apartment Investment & Management Co. (REIT), Class A	11,158	342,104
Boston Properties, Inc. (REIT)	2,761	279,027
BRE Properties, Inc. (REIT)	2,376	115,664
Camden Property Trust (REIT)	6,593	452,807
Digital Realty Trust, Inc. (REIT)	13,572	908,103
Equity Lifestyle Properties, Inc. (REIT)	3,720	285,696
Equity Residential (REIT)	2,590	142,605
Essex Property Trust, Inc. (REIT)	3,948	594,490
Extra Space Storage, Inc. (REIT)	7,125	279,799
Federal Realty Investment Trust (REIT)	5,471	591,087
HCP, Inc. (REIT)	3,455	172,266
Home Properties, Inc. (REIT)	2,834	179,732
Kilroy Realty Corp. (REIT)	613	32,121
Mid-America Apartment Communities, Inc. (REIT)	4,215	291,088
Plum Creek Timber Co., Inc. (REIT)	17,611	919,294
Post Properties, Inc. (REIT)	2,425	114,218
Public Storage (REIT)	15,559	2,369,947
Rayonier, Inc. (REIT)	10,576	631,070
Regency Centers Corp. (REIT)	5,904	312,381
Simon Property Group, Inc. (REIT)	27,805	4,408,761
Tanger Factory Outlet Centers (REIT)	10,102	365,490
Taubman Centers, Inc. (REIT)	2,150	166,969
Weyerhaeuser Co. (REIT)	18,755	588,532

		30,693,696

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	348	12,441
CBRE Group, Inc., Class A*	35,776	903,344
Realogy Holdings Corp.*	1,366	66,716
St. Joe Co.*	905	19,231

		1,001,732

Thrifts & Mortgage Finance (0.0%)
People’s United Financial, Inc.	7,953	106,888

Total Financials		137,688,318

Health Care (11.0%)
Biotechnology (5.8%)
Alexion Pharmaceuticals, Inc.*	20,947	1,930,057
Amgen, Inc.	84,806	8,693,463
ARIAD Pharmaceuticals, Inc.*	18,347	331,897
Biogen Idec, Inc.*	208,057	40,136,276
BioMarin Pharmaceutical, Inc.*	13,324	829,552
Celgene Corp.*	132,981	15,413,828
Gilead Sciences, Inc.*	920,427	45,036,493
Incyte Corp.*	10,492	245,618
Medivation, Inc.*	7,907	369,810
Myriad Genetics, Inc.*	9,256	235,102
Onyx Pharmaceuticals, Inc.*	7,500	666,450
Regeneron Pharmaceuticals, Inc.*	8,423	1,485,817
United Therapeutics Corp.*	5,510	335,394
Vertex Pharmaceuticals, Inc.*	23,016	1,265,420

		116,975,177

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	162,650	5,744,798
Baxter International, Inc.	54,937	3,990,624
Becton, Dickinson and Co.	20,601	1,969,662
C.R. Bard, Inc.	9,152	922,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cooper Cos., Inc.	1,539	$166,027
Covidien plc	2,683	182,015
DENTSPLY International, Inc.	6,895	292,486
Edwards Lifesciences Corp.*	12,497	1,026,754
IDEXX Laboratories, Inc.*	6,002	554,525
Intuitive Surgical, Inc.*	9,854	4,840,186
Medtronic, Inc.	6,900	324,024
ResMed, Inc.	15,568	721,732
Sirona Dental Systems, Inc.*	1,122	82,725
St. Jude Medical, Inc.	24,443	988,475
Stryker Corp.	24,856	1,621,605
Thoratec Corp.*	6,399	239,962
Varian Medical Systems, Inc.*	12,160	875,520
Zimmer Holdings, Inc.	1,921	144,498

		24,687,957

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	25,684	1,321,442
Cardinal Health, Inc.	20,380	848,216
Catamaran Corp.*	22,314	1,183,311
DaVita HealthCare Partners, Inc.*	10,251	1,215,666
Express Scripts Holding Co.*	87,835	5,063,688
HCA Holdings, Inc.	11,659	473,705
Henry Schein, Inc.*	5,567	515,226
Laboratory Corp. of America Holdings*	10,556	952,151
McKesson Corp.	25,669	2,771,225
Patterson Cos., Inc.	9,434	358,869
Quest Diagnostics, Inc.	2,042	115,271
Tenet Healthcare Corp.*	770	36,637
Universal Health Services, Inc., Class B	610	38,961
WellPoint, Inc.	2,237	148,156

		15,042,524

Health Care Technology (0.1%)
Cerner Corp.*	15,800	1,497,050

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	37,908	1,590,999
Bruker Corp.*	10,164	194,132
Charles River Laboratories International, Inc.*	3,388	149,987
Covance, Inc.*	411	30,545
Illumina, Inc.*	13,462	726,948
Life Technologies Corp.*	1,831	118,338
Mettler-Toledo International, Inc.*	3,429	731,131
Techne Corp.	4,016	272,486
Waters Corp.*	9,692	910,176

		4,724,742

Pharmaceuticals (3.0%)
AbbVie, Inc.	162,650	6,632,867
Actavis, Inc.*	13,894	1,279,776
Allergan, Inc.	33,095	3,694,395
Bristol-Myers Squibb Co.	913,644	37,632,996
Eli Lilly and Co.	40,672	2,309,763
Endo Health Solutions, Inc.*	8,039	247,280
Johnson & Johnson	67,383	5,493,736
Mylan, Inc.*	40,677	1,177,192
Perrigo Co.	10,187	1,209,502
Salix Pharmaceuticals Ltd.*	6,332	324,072
Warner Chilcott plc, Class A	18,272	247,586
Zoetis, Inc.*	6,655	222,277

		60,471,442

Total Health Care		223,398,892

Industrials (7.5%)
Aerospace & Defense (2.4%)
B/E Aerospace, Inc.*	10,674	643,536
Boeing Co.	73,758	6,332,124
Honeywell International, Inc.	84,967	6,402,263
Lockheed Martin Corp.	25,329	2,444,755
Precision Castparts Corp.	118,910	22,547,714
Rockwell Collins, Inc.	15,330	967,630
Spirit AeroSystems Holdings, Inc., Class A*	2,847	54,065
Textron, Inc.	1,942	57,891
TransDigm Group, Inc.	5,570	851,764
Triumph Group, Inc.	1,853	145,461
United Technologies Corp.	99,380	9,285,073

		49,732,276

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	17,733	1,054,404
Expeditors International of Washington, Inc.	20,939	747,732
FedEx Corp.	2,167	212,799
United Parcel Service, Inc., Class B	78,995	6,785,671

		8,800,606

Airlines (0.1%)
Copa Holdings S.A., Class A	2,918	349,022
Delta Air Lines, Inc.*	59,207	977,508
Southwest Airlines Co.	16,244	218,969
United Continental Holdings, Inc.*	36,212	1,159,146

		2,704,645

Building Products (0.1%)
Armstrong World Industries, Inc.*	2,308	128,994
Fortune Brands Home & Security, Inc.*	2,873	107,536
Lennox International, Inc.	5,558	352,877
Masco Corp.	38,943	788,596

		1,378,003

Commercial Services & Supplies (0.1%)
Cintas Corp.	5,383	237,552
Clean Harbors, Inc.*	5,370	311,943
Copart, Inc.*	11,111	380,885
Covanta Holding Corp.	952	19,183
Iron Mountain, Inc.	16,837	611,351
Pitney Bowes, Inc.	11,439	169,983
Rollins, Inc.	6,965	170,991
Stericycle, Inc.*	9,278	985,138
Waste Connections, Inc.	856	30,799

		2,917,825

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,515	404,582
Fluor Corp.	13,777	913,828

		1,318,410

Electrical Equipment (0.5%)
AMETEK, Inc.	26,292	1,140,021
Babcock & Wilcox Co.	12,936	367,512
Eaton Corp. plc	9,273	567,971
Emerson Electric Co.	67,278	3,758,822
General Cable Corp.*	357	13,077
Hubbell, Inc., Class B	5,348	519,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Polypore International, Inc.*	5,075	$203,914
Rockwell Automation, Inc.	15,564	1,343,951
Roper Industries, Inc.	10,625	1,352,669

		9,267,281

Industrial Conglomerates (0.4%)
3M Co.	68,022	7,231,419
Carlisle Cos., Inc.	634	42,979
Danaher Corp.	21,587	1,341,632

		8,616,030

Machinery (1.6%)
Caterpillar, Inc.	71,153	6,188,176
Colfax Corp.*	962	44,771
Cummins, Inc.	94,575	10,952,731
Deere & Co.	43,372	3,729,125
Donaldson Co., Inc.	16,238	587,653
Flowserve Corp.	5,010	840,227
Graco, Inc.	6,592	382,534
IDEX Corp.	1,778	94,981
Illinois Tool Works, Inc.	41,495	2,528,705
Ingersoll-Rand plc	26,712	1,469,427
ITT Corp.	2,321	65,986
Joy Global, Inc.	11,540	686,861
Lincoln Electric Holdings, Inc.	9,128	494,555
Manitowoc Co., Inc.	10,990	225,954
Nordson Corp.	6,502	428,807
PACCAR, Inc.	8,791	444,473
Pall Corp.	12,628	863,376
Parker Hannifin Corp.	7,413	678,883
Snap-on, Inc.	1,261	104,285
SPX Corp.	1,669	131,784
Timken Co.	777	43,963
Toro Co.	6,529	300,595
Valmont Industries, Inc.	2,545	400,252
WABCO Holdings, Inc.*	6,521	460,317
Wabtec Corp.	5,253	536,384
Xylem, Inc.	2,171	59,833

		32,744,638

Marine (0.0%)
Kirby Corp.*	4,515	346,752
Matson, Inc.	348	8,561

		355,313

Professional Services (0.2%)
Dun & Bradstreet Corp.	3,294	275,543
Equifax, Inc.	11,815	680,426
IHS, Inc., Class A*	5,491	575,017
Nielsen Holdings N.V	3,302	118,278
Robert Half International, Inc.	15,592	585,168
Verisk Analytics, Inc., Class A*	13,831	852,404

		3,086,836

Road & Rail (1.4%)
Con-way, Inc.	3,336	117,461
CSX Corp.	76,716	1,889,515
Hertz Global Holdings, Inc.*	15,339	341,446
J.B. Hunt Transport Services, Inc.	9,793	729,383
Kansas City Southern	9,355	1,037,469
Landstar System, Inc.	5,121	292,358
Union Pacific Corp.	161,822	23,045,071

		27,452,703

Trading Companies & Distributors (0.2%)
Fastenal Co.	32,286	1,657,886
MRC Global, Inc.*	1,434	47,222
MSC Industrial Direct Co., Inc., Class A	4,968	426,155
United Rentals, Inc.*	10,222	561,903
W.W. Grainger, Inc.	6,371	1,433,348

		4,126,514

Total Industrials		152,501,080

Information Technology (17.6%)
Communications Equipment (0.8%)
Acme Packet, Inc.*	6,346	185,430
EchoStar Corp., Class A*	1,067	41,581
F5 Networks, Inc.*	8,658	771,255
Harris Corp.	3,686	170,809
Motorola Solutions, Inc.	30,127	1,929,032
Palo Alto Networks, Inc.*	551	31,186
QUALCOMM, Inc.	186,935	12,515,298
Riverbed Technology, Inc.*	17,289	257,779

		15,902,370

Computers & Peripherals (2.6%)
Apple, Inc.	101,965	45,132,768
Diebold, Inc.	578	17,525
EMC Corp.*	228,965	5,469,974
Fusion-io, Inc.*	7,356	120,418
NCR Corp.*	17,318	477,284
NetApp, Inc.*	26,561	907,324
Stratasys Ltd.*	1,392	103,314
Western Digital Corp.	9,815	493,498

		52,722,105

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	17,667	1,318,842
Dolby Laboratories, Inc., Class A	3,208	107,660
FLIR Systems, Inc.	13,622	354,308
IPG Photonics Corp.	3,475	230,775
Jabil Circuit, Inc.	3,697	68,321
National Instruments Corp.	10,178	333,329
Trimble Navigation Ltd.*	27,282	817,369

		3,230,604

Internet Software & Services (5.0%)
Akamai Technologies, Inc.*	18,055	637,161
AOL, Inc.*	2,519	96,956
eBay, Inc.*	637,065	34,541,664
Equinix, Inc.*	63,231	13,677,498
Facebook, Inc., Class A*	45,932	1,174,940
Google, Inc., Class A*	61,990	49,221,920
IAC/InterActiveCorp	1,311	58,575
LinkedIn Corp., Class A*	6,960	1,225,378
Rackspace Hosting, Inc.*	11,895	600,460
VeriSign, Inc.*	15,851	749,435

		101,983,987

IT Services (5.4%)
Accenture plc, Class A	320,003	24,310,628
Alliance Data Systems Corp.*	5,491	888,938
Automatic Data Processing, Inc.	53,333	3,467,712
Broadridge Financial Solutions, Inc.	13,621	338,346
Cognizant Technology Solutions Corp., Class A*	33,204	2,543,758
DST Systems, Inc.	614	43,760
Fiserv, Inc.*	12,309	1,081,099
FleetCor Technologies, Inc.*	5,310	407,118
Gartner, Inc.*	10,173	553,513
Genpact Ltd.	11,087	201,673
Global Payments, Inc.	8,567	425,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	118,864	$25,353,691
Jack Henry & Associates, Inc.	9,522	440,012
Lender Processing Services, Inc.	9,217	234,665
Mastercard, Inc., Class A	11,824	6,398,321
NeuStar, Inc., Class A*	7,294	339,390
Paychex, Inc.	32,941	1,155,241
SAIC, Inc.	10,966	148,589
Teradata Corp.*	18,397	1,076,408
Total System Services, Inc.	15,163	375,739
Vantiv, Inc., Class A*	4,302	102,129
VeriFone Systems, Inc.*	11,738	242,742
Visa, Inc., Class A	224,726	38,167,464
Western Union Co.	64,252	966,350

		109,262,723

Office Electronics (0.0%)
Zebra Technologies Corp., Class A* .	824	38,835

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	68,543	174,785
Altera Corp.	35,183	1,247,941
Analog Devices, Inc.	2,766	128,591
Atmel Corp.*	4,437	30,882
Avago Technologies Ltd.	25,028	899,006
Broadcom Corp., Class A	37,253	1,291,562
Cypress Semiconductor Corp.*	9,771	107,774
Freescale Semiconductor Ltd.*	5,016	74,688
Intel Corp.	407,617	8,906,432
Lam Research Corp.*	6,283	260,493
Linear Technology Corp.	25,104	963,241
LSI Corp.*	62,042	420,645
Maxim Integrated Products, Inc.	15,933	520,212
Microchip Technology, Inc.	21,111	776,040
Silicon Laboratories, Inc.*	4,265	176,400
Skyworks Solutions, Inc.*	18,428	405,969
Teradyne, Inc.*	2,315	37,549
Texas Instruments, Inc.	83,858	2,975,282
Xilinx, Inc.	28,779	1,098,494

		20,495,986

Software (2.6%)
Adobe Systems, Inc.*	31,001	1,348,854
ANSYS, Inc.*	10,158	827,064
Autodesk, Inc.*	25,198	1,039,166
BMC Software, Inc.*	15,598	722,655
CA, Inc.	2,156	54,267
Cadence Design Systems, Inc.*	29,951	417,217
Citrix Systems, Inc.*	20,304	1,465,137
Compuware Corp.*	1,358	16,975
Concur Technologies, Inc.*	4,970	341,240
FactSet Research Systems, Inc.	4,898	453,555
Fortinet, Inc.*	14,241	337,227
Informatica Corp.*	11,806	406,953
Intuit, Inc.	32,024	2,102,376
MICROS Systems, Inc.*	8,762	398,759
Microsoft Corp.	820,806	23,483,260
NetSuite, Inc.*	3,422	273,965
Nuance Communications, Inc.*	26,351	531,763
Oracle Corp.	416,651	13,474,493
Red Hat, Inc.*	21,031	1,063,327
Rovi Corp.*	2,306	49,371
Salesforce.com, Inc.*	15,986	2,858,776
ServiceNow, Inc.*	1,147	41,521
SolarWinds, Inc.*	6,719	397,093
Solera Holdings, Inc.	7,578	442,025
Splunk, Inc.*	1,645	65,849
Symantec Corp.*	4,482	110,616
Synopsys, Inc.*	1,123	40,293
TIBCO Software, Inc.*	17,989	363,738
VMware, Inc., Class A*	9,644	760,719
Workday, Inc., Class A*	2,129	131,210
Zynga, Inc., Class A*	15,423	51,821

		54,071,285

Total Information Technology		357,707,895

Materials (2.7%)
Chemicals (2.5%)
Airgas, Inc.	7,489	742,609
Albemarle Corp.	5,486	342,985
Celanese Corp.	17,056	751,317
CF Industries Holdings, Inc.	1,589	302,498
E.I. du Pont de Nemours & Co.	102,181	5,023,218
Eastman Chemical Co.	13,655	954,075
Ecolab, Inc.	28,357	2,273,664
FMC Corp.	14,955	852,884
International Flavors & Fragrances, Inc.	8,840	677,763
Intrepid Potash, Inc.	2,789	52,322
LyondellBasell Industries N.V., Class A	2,558	161,896
Monsanto Co.	279,488	29,522,318
NewMarket Corp.	955	248,644
PPG Industries, Inc.	15,431	2,066,828
Praxair, Inc.	32,571	3,632,969
Rockwood Holdings, Inc.	2,255	147,567
RPM International, Inc.	5,580	176,216
Scotts Miracle-Gro Co., Class A	4,048	175,036
Sherwin-Williams Co.	9,471	1,599,557
Sigma-Aldrich Corp.	13,183	1,024,055
Valspar Corp.	10,153	632,024
W.R. Grace & Co.*	7,438	576,519
Westlake Chemical Corp.	516	48,246

		51,985,210

Construction Materials (0.0%)
Martin Marietta Materials, Inc	2,545	259,641

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,440	139,934
Ball Corp.	17,087	812,999
Crown Holdings, Inc.*	3,897	162,154
Owens-Illinois, Inc.*	13,310	354,712
Packaging Corp. of America	9,816	440,444
Rock-Tenn Co., Class A	887	82,305
Silgan Holdings, Inc.	5,353	252,929

		2,245,477

Metals & Mining (0.1%)
Allied Nevada Gold Corp.*	9,804	161,374
Carpenter Technology Corp.	407	20,061
Compass Minerals International, Inc.	3,607	284,592
Molycorp, Inc.*	1,992	10,358
Royal Gold, Inc.	6,827	484,922
Southern Copper Corp.	13,239	497,389
Steel Dynamics, Inc.	5,163	81,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tahoe Resources, Inc.*	1,888	$33,210

		1,573,843

Total Materials		56,064,171

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Level 3 Communications, Inc.*	9,110	184,842
tw telecom, Inc.*	16,413	413,444
Verizon Communications, Inc.	309,803	15,226,817
Windstream Corp.	38,114	303,006

		16,128,109

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	31,952	2,225,137
SBA Communications Corp., Class A*	13,225	952,465

		3,177,602

Total Telecommunication Services		19,305,711

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,603	500,124

Gas Utilities (0.1%)
ONEOK, Inc.	22,666	1,080,488
Questar Corp.	4,374	106,420

		1,186,908

Water Utilities (0.0%)
Aqua America, Inc.	1,732	54,454

Total Utilities		1,741,486

Total Common Stocks (72.6%) (Cost $964,101,144)		1,476,664,565

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares Core S&P 500 ETF	5,579	877,744
iShares Morningstar Large Core Index Fund	5,123	471,726
iShares Morningstar Large Growth Index Fund‡	578,065	47,233,691
iShares Morningstar Large Value Index Fund	25,668	1,815,241
iShares NYSE 100 Index Fund	5,794	428,409
iShares Russell 1000 Growth Index Fund	968,373	69,064,363
iShares Russell 1000 Index Fund	3,225	281,252
iShares Russell 1000 Value Index Fund	40,290	3,270,339
iShares S&P 100 Index Fund	2,587	182,280
iShares S&P 500 Growth Index Fund	377,950	31,135,521
iShares S&P 500 Value Index Fund	56,504	4,169,995
Vanguard Growth ETF	512,322	39,710,078
Vanguard Value ETF	58,200	3,817,920

Total Investment Companies (10.0%) (Cost $136,140,300)		202,458,559

Total Investments (82.6%) (Cost $1,100,241,444)		1,679,123,124
Other Assets Less Liabilities (17.4%)		354,508,826

Net Assets (100%)		$2,033,631,950

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
iShares Morningstar Large Growth Index Fund	$52,361,571	$—	$6,238,986	$47,233,691	$118,610	$2,222,288

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	1,176	June-13	$65,720,529	$66,114,720	$394,191
S&P 500 E-Mini Index	3,512	June-13	269,070,008	274,410,120	5,340,112

					$5,734,303

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$305,700,584	$—	$—	$305,700,584
Consumer Staples	147,590,323	—	—	147,590,323
Energy	74,966,105	—	—	74,966,105
Financials	137,688,318	—	—	137,688,318
Health Care	223,398,892	—	—	223,398,892
Industrials	152,501,080	—	—	152,501,080
Information Technology	357,707,895	—	—	357,707,895
Materials	56,064,171	—	—	56,064,171
Telecommunication Services	19,305,711	—	—	19,305,711
Utilities	1,741,486	—	—	1,741,486
Futures	5,734,303	—	—	5,734,303
Investment Companies
Exchange Traded Funds (ETFs)	202,458,559	—	—	202,458,559

Total Assets	$1,684,857,427	$—	$—	$1,684,857,427

Total Liabilities	$—	$—	$—	$—

Total	$1,684,857,427	$—	$—	$1,684,857,427

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$178,371,076
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$170,957,846

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$556,781,079
Aggregate gross unrealized depreciation	(7,620,051)

Net unrealized appreciation	$549,161,028

Federal income tax cost of investments	$1,129,962,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.2%)
Auto Components (0.5%)
Johnson Controls, Inc.	31,486	$1,104,214
Lear Corp.	4,640	254,597
TRW Automotive Holdings Corp.*	4,615	253,825
Visteon Corp.*	2,200	126,940

		1,739,576

Automobiles (0.9%)
Ford Motor Co.	172,200	2,264,430
General Motors Co.*	34,700	965,354
Thor Industries, Inc.	1,900	69,901

		3,299,685

Diversified Consumer Services (0.1%)
DeVry, Inc.	3,100	98,425
H&R Block, Inc.	4,359	128,242
Service Corp. International	10,232	171,181

		397,848

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	19,388	665,008
Choice Hotels International, Inc.	1,247	52,761
Hyatt Hotels Corp., Class A*	2,025	87,541
International Game Technology	5,100	84,150
Marriott International, Inc., Class A .	900	38,007
MGM Resorts International*	17,616	231,650
Norwegian Cruise Line Holdings Ltd.*	900	26,685
Penn National Gaming, Inc.*	2,837	154,418
Royal Caribbean Cruises Ltd.	6,794	225,697
Wendy’s Co.	11,948	67,745

		1,633,662

Household Durables (0.7%)
D.R. Horton, Inc.	11,427	277,676
Garmin Ltd.	4,385	144,881
Harman International Industries, Inc.	3,324	148,350
Jarden Corp.*	4,223	180,934
Leggett & Platt, Inc.	6,162	208,153
Lennar Corp., Class A	7,300	302,804
Mohawk Industries, Inc.*	2,527	285,854
Newell Rubbermaid, Inc.	12,935	337,604
PulteGroup, Inc.*	15,697	317,707
Toll Brothers, Inc.*	6,475	221,704
Whirlpool Corp.	3,516	416,505

		2,842,172

Internet & Catalog Retail (0.2%)
Expedia, Inc.	1,600	96,016
Liberty Interactive Corp.*	21,789	465,849
Liberty Ventures*	1,519	114,806

		676,671

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	500	21,970
Mattel, Inc.	3,623	158,651

		180,621

Media (3.5%)
Cablevision Systems Corp. - New York Group, Class A	8,500	127,160
CBS Corp., Class B	24,866	1,160,994
Clear Channel Outdoor Holdings, Inc., Class A*	816	6,112
Comcast Corp., Class A	64,500	2,709,645
DISH Network Corp., Class A	2,124	80,500
DreamWorks Animation SKG, Inc., Class A*	2,900	54,984
Gannett Co., Inc	10,373	226,857
Interpublic Group of Cos., Inc	18,400	239,752
John Wiley & Sons, Inc., Class A	1,300	50,648
Lamar Advertising Co., Class A*	504	24,499
Liberty Media Corp.*	4,586	511,935
Madison Square Garden Co., Class A*	2,486	143,194
News Corp., Class A	63,220	1,929,474
Regal Entertainment Group, Class A	2,352	39,208
Starz - Liberty Capital*	4,686	103,795
Thomson Reuters Corp.	16,643	540,565
Time Warner, Inc.	44,045	2,537,873
Walt Disney Co.	51,763	2,940,138
Washington Post Co., Class B	163	72,861

		13,500,194

Multiline Retail (0.9%)
Dillard’s, Inc., Class A	1,400	109,970
J.C. Penney Co., Inc.	7,559	114,216
Kohl’s Corp.	9,641	444,739
Macy’s, Inc.	16,290	681,574
Sears Holdings Corp.*	1,702	85,049
Target Corp.	28,700	1,964,515

		3,400,063

Specialty Retail (1.0%)
Aaron’s, Inc.	667	19,130
Abercrombie & Fitch Co., Class A	3,960	182,952
American Eagle Outfitters, Inc.	2,129	39,812
AutoNation, Inc.*	707	30,931
Best Buy Co., Inc.	12,500	276,875
CarMax, Inc.*	8,500	354,450
Chico’s FAS, Inc.	2,400	40,320
Foot Locker, Inc.	5,891	201,708
GameStop Corp., Class A	5,592	156,408
Guess?, Inc.	2,500	62,075
Lowe’s Cos., Inc.	44,936	1,703,973
Sally Beauty Holdings, Inc.*	700	20,566
Sears Hometown and Outlet Stores, Inc.*	200	8,070
Signet Jewelers Ltd.	3,871	259,357
Staples, Inc.	31,600	424,388
Tiffany & Co.	1,000	69,540
Williams-Sonoma, Inc.	1,800	92,736

		3,943,291

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	700	38,983
PVH Corp.	300	32,043

		71,026

Total Consumer Discretionary		31,684,809

Consumer Staples (7.3%)
Beverages (0.4%)
Beam, Inc.	7,147	454,120
Brown-Forman Corp., Class B	852	60,833
Coca-Cola Enterprises, Inc.	11,799	435,619
Constellation Brands, Inc., Class A* .	6,750	321,570
Molson Coors Brewing Co., Class B .	5,649	276,406

		1,548,548

Food & Staples Retailing (1.6%)
CVS Caremark Corp.	46,775	2,572,157
Safeway, Inc.	9,084	239,363
Sysco Corp.	12,700	446,659
Walgreen Co.	39,698	1,892,801
Wal-Mart Stores, Inc.	16,482	1,233,348

		6,384,328

Food Products (2.1%)
Archer-Daniels-Midland Co	30,516	1,029,305
Bunge Ltd	6,811	502,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell Soup Co.	1,734	$78,654
ConAgra Foods, Inc.	19,335	692,386
Dean Foods Co.*	1,202	21,792
General Mills, Inc.	6,272	309,272
Green Mountain Coffee Roasters, Inc.*	1,000	56,760
H.J. Heinz Co.	5,491	396,835
Hillshire Brands Co.	800	28,120
Hormel Foods Corp.	2,751	113,671
Ingredion, Inc.	2,829	204,593
J.M. Smucker Co.	5,119	507,600
Kellogg Co.	515	33,182
Kraft Foods Group, Inc.	25,820	1,330,505
Mondelez International, Inc., Class A	77,162	2,361,929
Smithfield Foods, Inc.*	6,036	159,833
Tyson Foods, Inc., Class A	13,024	323,256

		8,150,549

Household Products (2.7%)
Church & Dwight Co., Inc.	2,500	161,575
Clorox Co.	5,704	504,975
Colgate-Palmolive Co.	1,846	217,883
Energizer Holdings, Inc.	2,894	288,619
Kimberly-Clark Corp.	1,805	176,854
Procter & Gamble Co.	116,771	8,998,373

		10,348,279

Personal Products (0.0%)
Avon Products, Inc.	4,700	97,431

Tobacco (0.5%)
Altria Group, Inc.	20,733	713,008
Philip Morris International, Inc.	6,363	589,914
Reynolds American, Inc.	9,896	440,273

		1,743,195

Total Consumer Staples		28,272,330

Energy (15.6%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	1,877	98,618
Baker Hughes, Inc.	20,349	944,397
Cameron International Corp.*	2,508	163,522
Diamond Offshore Drilling, Inc.	3,125	217,375
Era Group, Inc.*	506	10,626
Halliburton Co.	29,100	1,175,931
Helmerich & Payne, Inc.	3,256	197,639
McDermott International, Inc.*	11,178	122,846
Nabors Industries Ltd.	13,153	213,342
National Oilwell Varco, Inc.	15,149	1,071,792
Oil States International, Inc.*	350	28,549
Patterson-UTI Energy, Inc.	6,957	165,855
Rowan Cos., plc, Class A*	5,428	191,934
SEACOR Holdings, Inc.	506	37,282
Superior Energy Services, Inc.*	6,800	176,596
Tidewater, Inc.	2,239	113,069
Unit Corp.*	2,177	99,162

		5,028,535

Oil, Gas & Consumable Fuels (14.3%)
Alpha Natural Resources, Inc.*	10,492	86,139
Anadarko Petroleum Corp.	22,986	2,010,126
Apache Corp.	18,058	1,393,355
Cheniere Energy, Inc.*	3,100	86,800
Chesapeake Energy Corp.	29,797	608,157
Chevron Corp.	90,707	10,777,806
Cimarex Energy Co.	3,900	294,216
Cobalt International Energy, Inc.*	446	12,577
ConocoPhillips Co.	57,870	3,477,987
CONSOL Energy, Inc.	10,400	349,960
Denbury Resources, Inc.*	17,684	329,807
Devon Energy Corp.	18,635	1,051,387
Energen Corp.	3,240	168,512
EQT Corp.	6,105	413,614
EXCO Resources, Inc.	5,900	42,067
Exxon Mobil Corp.	214,899	19,364,549
Hess Corp.	14,018	1,003,829
HollyFrontier Corp.	9,600	493,920
Marathon Oil Corp.	32,548	1,097,519
Marathon Petroleum Corp.	15,674	1,404,390
Murphy Oil Corp.	8,787	559,996
Newfield Exploration Co.*	5,670	127,121
Noble Energy, Inc.	6,279	726,229
Occidental Petroleum Corp.	37,110	2,908,311
PBF Energy, Inc.	1,100	40,887
Peabody Energy Corp.	12,300	260,145
Phillips 66	28,735	2,010,588
Pioneer Natural Resources Co.	969	120,398
Plains Exploration & Production Co.*	5,930	281,497
QEP Resources, Inc.	7,954	253,255
SandRidge Energy, Inc.*	22,200	116,994
SM Energy Co.	597	35,354
Southwestern Energy Co.*	10,200	380,052
Spectra Energy Corp.	30,307	931,940
Teekay Corp.	1,833	65,915
Tesoro Corp.	6,252	366,055
Ultra Petroleum Corp.*	7,300	146,730
Valero Energy Corp.	25,586	1,163,907
Whiting Petroleum Corp.*	4,500	228,780
World Fuel Services Corp.	2,300	91,356
WPX Energy, Inc.*	9,001	144,196

		55,426,423

Total Energy		60,454,958

Financials (27.1%)
Capital Markets (3.4%)
Affiliated Managers Group, Inc.*	600	92,142
American Capital Ltd.*	14,300	208,708
Ameriprise Financial, Inc.	9,410	693,046
Ares Capital Corp.	11,481	207,806
Bank of New York Mellon Corp.	54,899	1,536,623
BlackRock, Inc.	2,764	710,016
Charles Schwab Corp.	49,900	882,731
E*TRADE Financial Corp.*	12,722	136,253
Federated Investors, Inc., Class B	907	21,469
Franklin Resources, Inc.	4,900	738,969
Goldman Sachs Group, Inc.	21,427	3,152,983
Invesco Ltd.	20,131	582,994
Janus Capital Group, Inc.	7,882	74,091
Legg Mason, Inc.	5,726	184,091
LPL Financial Holdings, Inc.	257	8,286
Morgan Stanley	70,867	1,557,657
Northern Trust Corp.	9,681	528,195
Raymond James Financial, Inc.	4,992	230,131
State Street Corp.	21,128	1,248,454
TD Ameritrade Holding Corp.	10,200	210,324

		13,004,969

Commercial Banks (5.3%)
Associated Banc-Corp.	8,202	124,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Hawaii Corp.	2,124	$107,920
BankUnited, Inc.	1,800	46,116
BB&T Corp.	32,333	1,014,933
BOK Financial Corp.	1,096	68,281
CapitalSource, Inc.	8,749	84,165
CIT Group, Inc.*	9,112	396,190
City National Corp./California	2,187	128,836
Comerica, Inc.	9,205	330,920
Commerce Bancshares, Inc./Missouri	3,576	146,008
Cullen/Frost Bankers, Inc.	2,447	153,011
East West Bancorp, Inc.	6,834	175,429
Fifth Third Bancorp	41,788	681,562
First Citizens BancShares, Inc./North Carolina, Class A	263	48,050
First Horizon National Corp.	11,184	119,445
First Niagara Financial Group, Inc.	15,758	139,616
First Republic Bank/California	4,800	185,376
Fulton Financial Corp.	9,695	113,431
Huntington Bancshares, Inc./Ohio	39,325	290,612
KeyCorp	43,512	433,380
M&T Bank Corp.	5,844	602,867
PNC Financial Services Group, Inc.	24,389	1,621,868
Popular, Inc.*	4,732	130,651
Regions Financial Corp.	63,568	520,622
Signature Bank/New York*	1,900	149,644
SunTrust Banks, Inc.	25,074	722,382
SVB Financial Group*	2,100	148,974
Synovus Financial Corp.	35,338	97,886
TCF Financial Corp.	7,849	117,421
U.S. Bancorp	86,650	2,940,035
Valley National Bancorp	9,472	96,993
Wells Fargo & Co.	225,234	8,331,406
Zions Bancorp	8,068	201,619

		20,470,237

Consumer Finance (1.0%)
American Express Co.	16,400	1,106,344
Capital One Financial Corp.	26,730	1,468,813
Discover Financial Services	23,019	1,032,172
SLM Corp.	20,689	423,711

		4,031,040

Diversified Financial Services (5.7%)
Bank of America Corp.	495,572	6,036,067
CBOE Holdings, Inc.	300	11,082
Citigroup, Inc.	134,842	5,965,410
CME Group, Inc./Illinois	15,300	939,267
Interactive Brokers Group, Inc., Class A	1,419	21,157
JPMorgan Chase & Co.	175,004	8,305,690
Leucadia National Corp.	11,813	324,031
NASDAQ OMX Group, Inc.	5,174	167,120
NYSE Euronext	11,450	442,428

		22,212,252

Insurance (7.2%)
ACE Ltd.	15,558	1,384,195
Aflac, Inc.	21,615	1,124,412
Alleghany Corp.*	780	308,818
Allied World Assurance Co. Holdings AG	821	76,123
Allstate Corp.	22,588	1,108,393
American Financial Group, Inc./Ohio	3,491	165,404
American International Group, Inc.*	29,806	1,157,069
American National Insurance Co.	282	24,497
Aon plc	13,907	855,280
Arch Capital Group Ltd.*	5,401	283,931
Aspen Insurance Holdings Ltd.	3,401	131,211
Assurant, Inc.	3,661	164,782
Assured Guaranty Ltd.	7,654	157,749
Axis Capital Holdings Ltd.	4,506	187,540
Berkshire Hathaway, Inc., Class B*	81,898	8,533,772
Brown & Brown, Inc.	5,085	162,923
Chubb Corp.	12,406	1,085,897
Cincinnati Financial Corp.	6,656	314,097
CNA Financial Corp.	1,060	34,651
Endurance Specialty Holdings Ltd.	1,704	81,468
Everest Reinsurance Group Ltd.	2,412	313,222
Fidelity National Financial, Inc., Class A	10,037	253,233
Genworth Financial, Inc., Class A*	21,534	215,340
Hanover Insurance Group, Inc.	1,159	57,579
Hartford Financial Services Group, Inc.	19,999	515,974
HCC Insurance Holdings, Inc.	4,758	199,979
Kemper Corp.	2,278	74,286
Lincoln National Corp.	13,014	424,387
Loews Corp.	14,185	625,133
Markel Corp.*	495	249,232
Marsh & McLennan Cos., Inc.	5,043	191,483
MBIA, Inc.*	7,145	73,379
Mercury General Corp.	1,274	48,323
MetLife, Inc.	39,230	1,491,525
Old Republic International Corp.	12,184	154,859
PartnerReinsurance Ltd.	2,693	250,745
Principal Financial Group, Inc.	13,484	458,861
ProAssurance Corp.	2,600	123,058
Progressive Corp.	27,585	697,073
Protective Life Corp.	3,843	137,579
Prudential Financial, Inc.	21,611	1,274,833
Reinsurance Group of America, Inc.	3,403	203,057
RenaissanceReinsurance Holdings Ltd.	2,151	197,870
StanCorp Financial Group, Inc.	1,968	84,152
Torchmark Corp.	4,408	263,598
Travelers Cos., Inc.	10,175	856,633
Unum Group	12,289	347,164
Validus Holdings Ltd.	3,827	143,015
W. R. Berkley Corp.	5,064	224,690
White Mountains Insurance Group Ltd.	296	167,868
XL Group plc	14,745	446,773

		28,107,115

Real Estate Investment Trusts (REITs) (4.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,742	194,627
American Campus Communities, Inc. (REIT)	4,100	185,894
American Capital Agency Corp. (REIT)	18,400	603,152
Annaly Capital Management, Inc. (REIT)	44,295	703,848
Apartment Investment & Management Co. (REIT), Class A	1,764	54,084
AvalonBay Communities, Inc. (REIT)	5,157	653,237
BioMed Realty Trust, Inc. (REIT)	7,300	157,680
Boston Properties, Inc. (REIT)	5,629	568,867
Brandywine Realty Trust (REIT)	7,053	104,737

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
BRE Properties, Inc. (REIT)	2,572	$125,205
Camden Property Trust (REIT)	988	67,856
CBL & Associates Properties, Inc. (REIT)	6,700	158,120
Chimera Investment Corp. (REIT)	45,894	146,402
CommonWealth REIT (REIT)	5,817	130,533
Corporate Office Properties Trust/Maryland (REIT)	3,467	92,500
Corrections Corp. of America (REIT)	4,396	171,752
DDR Corp. (REIT)	10,312	179,635
Douglas Emmett, Inc. (REIT)	6,349	158,281
Duke Realty Corp. (REIT)	15,602	264,922
Equity Lifestyle Properties, Inc. (REIT)	300	23,040
Equity Residential (REIT)	13,609	749,311
Extra Space Storage, Inc. (REIT)	1,800	70,686
Federal Realty Investment Trust (REIT)	688	74,331
General Growth Properties, Inc. (REIT)	24,559	488,233
Hatteras Financial Corp. (REIT)	4,600	126,178
HCP, Inc. (REIT)	19,091	951,877
Health Care REIT, Inc. (REIT)	11,770	799,301
Home Properties, Inc. (REIT)	1,100	69,762
Hospitality Properties Trust (REIT)	6,691	183,601
Host Hotels & Resorts, Inc. (REIT)	32,590	569,999
Kilroy Realty Corp. (REIT)	3,000	157,200
Kimco Realty Corp. (REIT)	18,433	412,899
Liberty Property Trust (REIT)	4,522	179,749
Macerich Co. (REIT)	6,070	390,787
Mack-Cali Realty Corp. (REIT)	4,185	119,733
MFA Financial, Inc. (REIT)	17,000	158,440
National Retail Properties, Inc. (REIT)	5,500	198,935
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,130	159,267
Post Properties, Inc. (REIT)	1,500	70,650
Prologis, Inc. (REIT)	21,286	851,014
Rayonier, Inc. (REIT)	1,200	71,604
Realty Income Corp. (REIT)	9,226	418,399
Regency Centers Corp. (REIT)	1,725	91,270
Retail Properties of America, Inc. (REIT), Class A	4,000	59,200
Senior Housing Properties Trust (REIT)	8,879	238,224
Simon Property Group, Inc. (REIT)	2,184	346,295
SL Green Realty Corp. (REIT)	4,070	350,468
Taubman Centers, Inc. (REIT)	1,901	147,632
UDR, Inc. (REIT)	11,112	268,799
Ventas, Inc. (REIT)	13,136	961,555
Vornado Realty Trust (REIT)	8,456	707,260
Weingarten Realty Investors (REIT)	5,702	179,898
Weyerhaeuser Co. (REIT)	16,933	531,357

		15,898,286

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	1,899	67,890
Forest City Enterprises, Inc., Class A*	6,760	120,125
Howard Hughes Corp.*	1,247	104,511
Jones Lang LaSalle, Inc.	1,900	188,879
Realogy Holdings Corp.*	1,500	73,260
St. Joe Co.*	2,705	57,481

		612,146

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	6,385	77,067
Hudson City Bancorp, Inc.	23,344	201,692
New York Community Bancorp, Inc.	19,495	279,753
People’s United Financial, Inc.	12,510	168,134
TFS Financial Corp.*	4,043	43,786
Washington Federal, Inc.	5,059	88,533

		858,965

Total Financials		105,195,010

Health Care (11.6%)
Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	3,834	135,417
Alere, Inc.*	3,676	93,848
Baxter International, Inc.	2,056	149,348
Becton, Dickinson and Co.	700	66,927
Boston Scientific Corp.*	65,245	509,563
CareFusion Corp.*	10,052	351,720
Cooper Cos., Inc.	1,526	164,625
Covidien plc	21,100	1,431,424
DENTSPLY International, Inc.	3,700	156,954
Hill-Rom Holdings, Inc.	2,905	102,314
Hologic, Inc.*	11,828	267,313
Medtronic, Inc.	44,743	2,101,131
Sirona Dental Systems, Inc.*	2,000	147,460
St. Jude Medical, Inc.	3,400	137,496
Stryker Corp.	3,600	234,864
Teleflex, Inc.	1,772	149,752
Zimmer Holdings, Inc.	7,159	538,500

		6,738,656

Health Care Providers & Services (2.2%)
Aetna, Inc.	14,933	763,375
Brookdale Senior Living, Inc.*	4,668	130,144
Cardinal Health, Inc.	7,278	302,910
Cigna Corp.	13,423	837,193
Community Health Systems, Inc.	4,281	202,877
Coventry Health Care, Inc.	6,201	291,633
HCA Holdings, Inc.	2,800	113,764
Health Management Associates, Inc., Class A*	12,200	157,014
Health Net, Inc.*	4,041	115,653
Henry Schein, Inc.*	1,800	166,590
Humana, Inc.	7,332	506,715
LifePoint Hospitals, Inc.*	2,333	113,057
MEDNAX, Inc.*	2,300	206,149
Omnicare, Inc.	5,123	208,609
Patterson Cos., Inc.	300	11,412
Quest Diagnostics, Inc.	6,410	361,844
Tenet Healthcare Corp.*	4,223	200,930
UnitedHealth Group, Inc.	47,592	2,722,738
Universal Health Services, Inc., Class B	3,700	236,319
VCA Antech, Inc.*	3,900	91,611
WellPoint, Inc.	12,926	856,089

		8,596,626

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	7,500	101,925

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	910	114,660
Charles River Laboratories International, Inc.*	900	39,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Covance, Inc.*	2,300	$170,936
Life Technologies Corp.*	7,342	474,513
PerkinElmer, Inc.	5,315	178,797
QIAGEN N.V.*	10,300	217,124
Thermo Fisher Scientific, Inc.	16,695	1,277,000

		2,472,873

Pharmaceuticals (7.0%)
AbbVie, Inc.	3,834	156,350
Bristol-Myers Squibb Co.	6,974	287,259
Eli Lilly and Co.	29,945	1,700,577
Endo Health Solutions, Inc.*	2,100	64,596
Forest Laboratories, Inc.*	12,206	464,316
Hospira, Inc.*	7,400	242,942
Johnson & Johnson	97,802	7,973,797
Merck & Co., Inc.	139,872	6,186,539
Mylan, Inc.*	1,677	48,532
Pfizer, Inc.	344,202	9,933,670
Zoetis, Inc.*	1,600	53,440

		27,112,018

Total Health Care		45,022,098

Industrials (8.9%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.	1,452	105,168
Boeing Co.	3,242	278,326
Engility Holdings, Inc.*	780	18,704
Exelis, Inc.	8,713	94,885
General Dynamics Corp.	14,703	1,036,708
Huntington Ingalls Industries, Inc.	2,236	119,246
L-3 Communications Holdings, Inc.	4,480	362,522
Lockheed Martin Corp.	1,335	128,854
Northrop Grumman Corp.	10,777	756,007
Raytheon Co.	15,432	907,247
Spirit AeroSystems Holdings, Inc., Class A*	4,299	81,638
Textron, Inc.	12,039	358,883
Triumph Group, Inc.	1,500	117,750

		4,365,938

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	1,000	35,710
FedEx Corp.	13,635	1,338,957
UTi Worldwide, Inc.	4,926	71,328

		1,445,995

Airlines (0.2%)
Copa Holdings S.A., Class A	305	36,481
Delta Air Lines, Inc.*	13,500	222,885
Southwest Airlines Co.	28,049	378,101

		637,467

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	5,847	218,853
Owens Corning, Inc.*	5,568	219,546

		438,399

Commercial Services & Supplies (0.8%)
ADT Corp.	10,362	507,116
Avery Dennison Corp.	4,681	201,611
Cintas Corp.	2,382	105,118
Covanta Holding Corp.	4,804	96,800
Iron Mountain, Inc.	337	12,236
KAR Auction Services, Inc.	1,262	25,278
Pitney Bowes, Inc.	3,084	45,828
R.R. Donnelley & Sons Co.	8,553	103,064
Republic Services, Inc.	14,132	466,356
Tyco International Ltd.	20,925	669,600
Waste Connections, Inc.	5,070	182,419
Waste Management, Inc.	21,549	844,936

		3,260,362

Construction & Engineering (0.4%)
AECOM Technology Corp.*	4,488	147,206
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,179	135,316
Fluor Corp.	2,000	132,660
Jacobs Engineering Group, Inc.*	5,778	324,955
KBR, Inc.	6,782	217,567
Quanta Services, Inc.*	9,564	273,339
URS Corp.	3,417	162,000

		1,393,043

Electrical Equipment (0.4%)
Eaton Corp. plc	17,374	1,064,158
Emerson Electric Co.	5,200	290,524
General Cable Corp.*	2,175	79,670
GrafTech International Ltd.*	4,900	37,632
Hubbell, Inc., Class B	490	47,584
Regal-Beloit Corp.	1,852	151,049

		1,670,617

Industrial Conglomerates (3.3%)
3M Co.	3,100	329,561
Carlisle Cos., Inc.	2,529	171,441
Danaher Corp.	17,600	1,093,840
General Electric Co.	486,954	11,258,376

		12,853,218

Machinery (1.4%)
AGCO Corp.	4,421	230,422
CNH Global N.V.	1,262	52,146
Colfax Corp.*	1,600	74,464
Crane Co.	2,241	125,182
Dover Corp.	8,323	606,580
Flowserve Corp.	205	34,381
Gardner Denver, Inc.	2,200	165,242
Harsco Corp.	3,436	85,110
IDEX Corp.	2,960	158,123
Illinois Tool Works, Inc.	1,000	60,940
Ingersoll-Rand plc	2,531	139,230
ITT Corp.	3,306	93,990
Kennametal, Inc.	3,608	140,856
Manitowoc Co., Inc.	1,000	20,560
Navistar International Corp.*	3,500	120,995
Nordson Corp.	100	6,595
Oshkosh Corp.*	4,300	182,707
PACCAR, Inc.	12,500	632,000
Parker Hannifin Corp.	3,766	344,890
Pentair Ltd. (Registered)	9,736	513,574
Snap-on, Inc.	2,190	181,113
SPX Corp.	1,659	130,995
Stanley Black & Decker, Inc.	7,268	588,490
Terex Corp.*	4,968	170,999
Timken Co.	3,866	218,738
Trinity Industries, Inc.	3,703	167,857
WABCO Holdings, Inc.*	300	21,177
Xylem, Inc.	7,213	198,790

		5,466,146

Marine (0.0%)
Kirby Corp.*	709	54,451

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Matson, Inc.	1,899	$46,716

		101,167

Professional Services (0.2%)
Dun & Bradstreet Corp.	700	58,555
Equifax, Inc.	537	30,926
Manpower, Inc.	3,567	202,320
Nielsen Holdings N.V.	4,330	155,101
Towers Watson & Co., Class A	2,620	181,618
Verisk Analytics, Inc., Class A*	1,000	61,630

		690,150

Road & Rail (0.5%)
Con-way, Inc.	1,195	42,076
CSX Corp.	15,300	376,839
Hertz Global Holdings, Inc.*	5,100	113,526
Kansas City Southern	1,150	127,535
Norfolk Southern Corp.	15,101	1,163,985
Ryder System, Inc.	2,409	143,938

		1,967,899

Trading Companies & Distributors (0.1%)
Air Lease Corp.	3,200	93,824
GATX Corp.	2,177	113,139
MRC Global, Inc.*	100	3,293
WESCO International, Inc.*	1,892	137,378

		347,634

Total Industrials		34,638,035

Information Technology (6.5%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	21,808	125,832
Cisco Systems, Inc.	246,400	5,152,224
EchoStar Corp., Class A*	1,359	52,960
Harris Corp.	3,500	162,190
JDS Uniphase Corp.*	9,900	132,363
Juniper Networks, Inc.*	23,700	439,398
Polycom, Inc.*	8,500	94,180

		6,159,147

Computers & Peripherals (1.1%)
Dell, Inc.	68,300	978,739
Diebold, Inc.	2,757	83,592
Hewlett-Packard Co.	90,600	2,159,904
Lexmark International, Inc., Class A	2,977	78,593
NetApp, Inc.*	5,200	177,632
SanDisk Corp.*	11,000	605,000
Stratasys Ltd.*	700	51,954
Western Digital Corp.	5,948	299,066

		4,434,480

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,695	190,711
Avnet, Inc.*	6,058	219,299
AVX Corp.	1,997	23,764
Corning, Inc.	70,267	936,659
Dolby Laboratories, Inc., Class A	1,000	33,560
FLIR Systems, Inc.	1,400	36,414
Ingram Micro, Inc., Class A*	7,079	139,315
Itron, Inc.*	1,765	81,896
Jabil Circuit, Inc.	7,218	133,389
Molex, Inc.	6,519	190,876
Tech Data Corp.*	1,603	73,113
Vishay Intertechnology, Inc.*	5,408	73,603

		2,132,599

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	600	21,174
AOL, Inc.*	2,747	105,732
IAC/InterActiveCorp.	3,179	142,038
VeriSign, Inc.*	600	28,368
Yahoo!, Inc.*	50,882	1,197,253

		1,494,565

IT Services (0.4%)
Amdocs Ltd.	7,971	288,949
Booz Allen Hamilton Holding Corp.	700	9,408
Computer Sciences Corp.	7,041	346,628
CoreLogic, Inc.*	4,235	109,517
DST Systems, Inc.	1,300	92,651
Fidelity National Information Services, Inc.	11,652	461,652
Fiserv, Inc.*	1,078	94,681
Genpact Ltd.	1,500	27,285
Paychex, Inc.	1,000	35,070
SAIC, Inc.	7,700	104,335
Total System Services, Inc.	1,056	26,168

		1,596,344

Office Electronics (0.2%)
Xerox Corp.	58,300	501,380
Zebra Technologies Corp., Class A*	2,100	98,973

		600,353

Semiconductors & Semiconductor Equipment (1.6%)
Analog Devices, Inc.	12,400	576,476
Applied Materials, Inc.	54,100	729,268
Atmel Corp.*	19,327	134,516
Avago Technologies Ltd.	700	25,144
Broadcom Corp., Class A	9,600	332,832
Cree, Inc.*	5,200	284,492
Cypress Semiconductor Corp.*	3,000	33,090
Fairchild Semiconductor International, Inc.*	5,577	78,859
Freescale Semiconductor Ltd.*	100	1,489
Intel Corp.	59,511	1,300,315
KLA-Tencor Corp.	7,656	403,777
Lam Research Corp.*	5,120	212,275
Marvell Technology Group Ltd.	19,200	203,136
Maxim Integrated Products, Inc.	6,400	208,960
Micron Technology, Inc.*	44,529	444,399
NVIDIA Corp.	28,200	361,524
ON Semiconductor Corp.*	19,700	163,116
PMC-Sierra, Inc.*	9,750	66,203
Skyworks Solutions, Inc.*	1,000	22,030
Teradyne, Inc.*	7,800	126,516
Texas Instruments, Inc.	17,420	618,062

		6,326,479

Software (0.7%)
Activision Blizzard, Inc.	18,698	272,430
Adobe Systems, Inc.*	9,700	422,047
CA, Inc.	15,258	384,044
Compuware Corp.*	9,832	122,900
Electronic Arts, Inc.*	14,200	251,340
Rovi Corp.*	3,300	70,653
Symantec Corp.*	30,700	757,676
Synopsys, Inc.*	6,786	243,482
Workday, Inc., Class A*	400	24,652

		2,549,224

Total Information Technology		25,293,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.6%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	9,700	$845,064
Albemarle Corp.	1,800	112,536
Ashland, Inc.	3,517	261,313
Cabot Corp.	3,035	103,797
CF Industries Holdings, Inc.	2,279	433,853
Cytec Industries, Inc.	2,091	154,901
Dow Chemical Co.	55,010	1,751,518
Eastman Chemical Co.	1,300	90,831
Huntsman Corp.	8,701	161,752
Intrepid Potash, Inc.	1,300	24,388
Kronos Worldwide, Inc.	600	9,390
LyondellBasell Industries N.V., Class A	13,700	867,073
Mosaic Co.	13,800	822,618
Rockwood Holdings, Inc.	2,300	150,512
RPM International, Inc.	3,838	121,204
Scotts Miracle-Gro Co., Class A	300	12,972
W.R. Grace & Co.*	200	15,502
Westlake Chemical Corp.	600	56,100

		5,995,324

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,100	112,222
Vulcan Materials Co.	5,882	304,099

		416,321

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,099	120,378
Bemis Co., Inc.	4,871	196,593
Crown Holdings, Inc.*	5,000	208,050
Greif, Inc., Class A	1,522	81,610
MeadWestvaco Corp.	7,687	279,038
Owens-Illinois, Inc.*	2,018	53,780
Packaging Corp. of America	356	15,974
Rock-Tenn Co., Class A	2,800	259,812
Sealed Air Corp.	8,801	212,192
Sonoco Products Co.	4,782	167,322

		1,594,749

Metals & Mining (1.2%)
Alcoa, Inc.	47,981	408,798
Allegheny Technologies, Inc.	4,600	145,866
Carpenter Technology Corp.	1,900	93,651
Cliffs Natural Resources, Inc.	7,600	144,476
Commercial Metals Co.	5,485	86,937
Freeport-McMoRan Copper & Gold, Inc.	43,700	1,446,470
Molycorp, Inc.*	2,300	11,960
Newmont Mining Corp.	22,700	950,903
Nucor Corp.	14,420	665,483
Reliance Steel & Aluminum Co.	3,409	242,619
Southern Copper Corp.	1,900	71,383
Steel Dynamics, Inc.	8,201	130,150
Tahoe Resources, Inc.*	3,000	52,770
United States Steel Corp.	6,424	125,268
Walter Energy, Inc.	3,000	85,500

		4,662,234

Paper & Forest Products (0.3%)
Domtar Corp.	1,573	122,096
International Paper Co.	20,275	944,410

		1,066,506

Total Materials		13,735,134

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	252,462	9,262,831
CenturyLink, Inc.	28,608	1,004,999
Frontier Communications Corp.	44,533	177,241
Level 3 Communications, Inc.*	3,790	76,899
Windstream Corp.	11,310	89,915

		10,611,885

Wireless Telecommunication Services (0.3%)
Clearwire Corp., Class A*	13,695	44,372
MetroPCS Communications, Inc.*	14,400	156,960
NII Holdings, Inc.*	8,187	35,450
Sprint Nextel Corp.*	138,453	859,793
Telephone & Data Systems, Inc.	4,546	95,784
U.S. Cellular Corp.*	471	16,956

		1,209,315

Total Telecommunication Services		11,821,200

Utilities (6.5%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.	22,354	1,087,075
Duke Energy Corp.	32,293	2,344,149
Edison International	15,176	763,656
Entergy Corp.	8,069	510,284
Exelon Corp.	39,153	1,349,995
FirstEnergy Corp.	19,263	812,899
Great Plains Energy, Inc.	5,835	135,314
Hawaiian Electric Industries, Inc.	4,404	122,035
NextEra Energy, Inc.	19,184	1,490,213
Northeast Utilities	14,467	628,736
NV Energy, Inc.	10,834	217,005
OGE Energy Corp.	4,492	314,350
Pepco Holdings, Inc.	10,542	225,599
Pinnacle West Capital Corp.	4,951	286,613
PPL Corp.	26,974	844,556
Southern Co.	39,896	1,871,920
Westar Energy, Inc.	5,528	183,419
Xcel Energy, Inc.	22,119	656,934

		13,844,752

Gas Utilities (0.2%)
AGL Resources, Inc.	5,408	226,865
Atmos Energy Corp.	4,227	180,451
National Fuel Gas Co.	3,144	192,884
Questar Corp.	6,554	159,459
UGI Corp.	5,258	201,855

		961,514

Independent Power Producers & Energy Traders (0.3%)
AES Corp.	29,086	365,611
Calpine Corp.*	18,347	377,949
NRG Energy, Inc.	14,394	381,297

		1,124,857

Multi-Utilities (2.3%)
Alliant Energy Corp.	4,943	248,040
Ameren Corp.	11,125	389,597
CenterPoint Energy, Inc.	19,082	457,205
CMS Energy Corp.	12,070	337,236
Consolidated Edison, Inc.	13,577	828,604
Dominion Resources, Inc.	25,921	1,508,084
DTE Energy Co.	7,701	526,286
Integrys Energy Group, Inc.	3,670	213,447
MDU Resources Group, Inc.	8,346	208,567
NiSource, Inc.	13,872	407,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	19,509	$868,736
Public Service Enterprise Group, Inc.	23,558	808,982
SCANA Corp.	5,194	265,725
Sempra Energy	11,159	892,050
TECO Energy, Inc.	9,913	176,650
Vectren Corp.	3,814	135,092
Wisconsin Energy Corp.	10,506	450,602

		8,721,907

Water Utilities (0.1%)
American Water Works Co., Inc.	8,083	334,960
Aqua America, Inc.	5,837	183,515

		518,475

Total Utilities		25,171,505

Total Common Stocks (98.4%) (Cost $295,915,312)		381,288,270

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.05%, 5/9/13#(p)	$85,000	84,993
0.06%, 6/6/13#(p)	300,000	299,969

Total Government Securities (Cost $384,945)		384,962

Total Short-Term Investments (0.1%) (Cost $384,945)		384,962

Total Investments (98.5%) (Cost $296,300,257)		381,673,232
Other Assets Less Liabilities (1.5%)		5,909,586

Net Assets (100%)		$387,582,818

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $384,962.

(p)	Yield to maturity.

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	3	June-13	$255,987	$260,580	$4,593
S&P 500 E-Mini Index	65	June-13	4,986,268	5,078,775	92,507
S&P MidCap 400 E-Mini Index	3	June-13	333,996	345,300	11,304

					$108,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,684,809	$—	$—	$31,684,809
Consumer Staples	28,272,330	—	—	28,272,330
Energy	60,454,958	—	—	60,454,958
Financials	105,195,010	—	—	105,195,010
Health Care	45,022,098	—	—	45,022,098
Industrials	34,638,035	—	—	34,638,035
Information Technology	25,293,191	—	—	25,293,191
Materials	13,653,524	81,610	—	13,735,134
Telecommunication Services	11,821,200	—	—	11,821,200
Utilities	25,171,505	—	—	25,171,505
Futures	108,404	—	—	108,404
Short-Term Investments	—	384,962	—	384,962

Total Assets	$381,315,064	$466,572	$—	$381,781,636

Total Liabilities	$—	$—	$—	$—

Total	$381,315,064	$466,572	$—	$381,781,636

(a)	A security with a market value of $81,610 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,033,057
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,968,376

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,885,425
Aggregate gross unrealized depreciation	(8,349,414)

Net unrealized appreciation	$81,536,011

Federal income tax cost of investments	$300,137,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.7%)
Johnson Controls, Inc.	168,000	$5,891,760
Lear Corp.	155,400	8,526,798
TRW Automotive Holdings Corp.*	133,700	7,353,500
Visteon Corp.*	12,200	703,940

		22,475,998

Automobiles (0.9%)
Ford Motor Co.	1,695,900	22,301,085
General Motors Co.*	189,100	5,260,762
Thor Industries, Inc.	9,800	360,542

		27,922,389

Diversified Consumer Services (0.1%)
DeVry, Inc.	16,100	511,175
H&R Block, Inc.	27,000	794,340
Service Corp. International	53,600	896,728

		2,202,243

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	102,600	3,519,180
Choice Hotels International, Inc.	6,000	253,860
Hyatt Hotels Corp., Class A*	11,100	479,853
International Game Technology	32,500	536,250
Marriott International, Inc., Class A	4,900	206,927
McDonald’s Corp.	36,500	3,638,685
MGM Resorts International*	98,100	1,290,015
Norwegian Cruise Line Holdings Ltd.*	2,810	83,317
Penn National Gaming, Inc.*	15,000	816,450
Royal Caribbean Cruises Ltd.	37,400	1,242,428
Wendy’s Co.	69,200	392,364

		12,459,329

Household Durables (0.8%)
D.R. Horton, Inc.	63,600	1,545,480
Garmin Ltd.	24,900	822,696
Harman International Industries, Inc.	17,400	776,562
Jarden Corp.*	22,800	976,980
Leggett & Platt, Inc.	34,600	1,168,788
Lennar Corp., Class A	39,900	1,655,052
Mohawk Industries, Inc.*	14,100	1,594,992
Newell Rubbermaid, Inc.	71,500	1,866,150
NVR, Inc.*	200	216,022
PulteGroup, Inc.*	440,002	8,905,640
Toll Brothers, Inc.*	35,500	1,215,520
Whirlpool Corp.	19,100	2,262,586

		23,006,468

Internet & Catalog Retail (0.1%)
Expedia, Inc.	8,050	483,080
HomeAway, Inc.*	831	27,008
Liberty Interactive Corp.*	118,200	2,527,116
Liberty Ventures*	5,910	446,678

		3,483,882

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,700	118,638
Mattel, Inc.	19,000	832,010

		950,648

Media (4.9%)
Cablevision Systems Corp. - New York Group, Class A	44,100	659,736
CBS Corp., Class B	132,800	6,200,432
Clear Channel Outdoor Holdings, Inc., Class A*	4,200	31,458
Comcast Corp., Class A	794,400	33,372,744
DISH Network Corp., Class A	11,000	416,900
DreamWorks Animation SKG, Inc., Class A*	16,700	316,632
Gannett Co., Inc.	367,500	8,037,225
Interpublic Group of Cos., Inc.	102,800	1,339,484
John Wiley & Sons, Inc., Class A	6,600	257,136
Lamar Advertising Co., Class A*	2,600	126,386
Liberty Media Corp.*	25,103	2,802,248
Madison Square Garden Co., Class A*	14,075	810,720
News Corp., Class A	682,549	20,831,396
Regal Entertainment Group, Class A	12,700	211,709
Starz - Liberty Capital*	25,103	556,031
Thomson Reuters Corp.	91,700	2,978,416
Time Warner Cable, Inc.	127,900	12,286,074
Time Warner, Inc.	237,063	13,659,570
Viacom, Inc., Class B	266,900	16,433,033
Walt Disney Co.	495,480	28,143,264
Washington Post Co., Class B	1,100	491,700

		149,962,294

Multiline Retail (1.0%)
Dillard’s, Inc., Class A	7,300	573,415
J.C. Penney Co., Inc.	39,400	595,334
Kohl’s Corp.	55,900	2,578,667
Macy’s, Inc.	353,300	14,782,072
Sears Holdings Corp.*	8,900	444,733
Target Corp.	154,200	10,554,990

		29,529,211

Specialty Retail (2.1%)
Aaron’s, Inc.	4,500	129,060
Abercrombie & Fitch Co., Class A	20,900	965,580
American Eagle Outfitters, Inc.	10,800	201,960
AutoNation, Inc.*	4,000	175,000
Best Buy Co., Inc.	66,500	1,472,975
CarMax, Inc.*	46,100	1,922,370
Chico’s FAS, Inc.	12,300	206,640
DSW, Inc., Class A	500	31,900
Foot Locker, Inc.	29,800	1,020,352
GameStop Corp., Class A	347,400	9,716,778
Guess?, Inc.	16,000	397,280
Home Depot, Inc.	192,800	13,453,584
Lowe’s Cos., Inc.	357,940	13,573,085
Sally Beauty Holdings, Inc.*	2,400	70,512
Sears Hometown and Outlet Stores, Inc.*	1,940	78,279
Signet Jewelers Ltd.	21,000	1,407,000
Staples, Inc.	170,200	2,285,786
Tiffany & Co.	5,000	347,700
TJX Cos., Inc.	357,300	16,703,775
Williams-Sonoma, Inc.	9,600	494,592

		64,654,208

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	3,600	200,484
PVH Corp.	1,400	149,534

		350,018

Total Consumer Discretionary		336,996,688

Consumer Staples (8.5%)
Beverages (0.8%)
Beam, Inc.	38,900	2,471,706
Brown-Forman Corp., Class B	4,800	342,720
Coca-Cola Co.	189,600	7,667,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Enterprises, Inc.	68,700	$2,536,404
Constellation Brands, Inc., Class A*	38,800	1,848,432
Molson Coors Brewing Co., Class B	31,600	1,546,188
PepsiCo, Inc.	110,900	8,773,299

		25,186,173

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	355,453	19,546,360
Kroger Co.	491,800	16,298,252
Safeway, Inc.	51,100	1,346,485
Sysco Corp.	68,400	2,405,628
Walgreen Co.	213,000	10,155,840
Wal-Mart Stores, Inc.	88,126	6,594,469

		56,347,034

Food Products (1.8%)
Archer-Daniels-Midland Co.	162,600	5,484,498
Bunge Ltd.	70,200	5,182,866
Campbell Soup Co.	9,200	417,312
ConAgra Foods, Inc.	102,500	3,670,525
Dean Foods Co.*	6,400	116,032
General Mills, Inc.	34,700	1,711,057
Green Mountain Coffee Roasters, Inc.*	5,200	295,152
H.J. Heinz Co.	29,800	2,153,646
Hillshire Brands Co.	5,010	176,101
Hormel Foods Corp.	14,200	586,744
Ingredion, Inc.	14,800	1,070,336
J.M. Smucker Co.	27,700	2,746,732
Kellogg Co.	3,300	212,619
Kraft Foods Group, Inc.	138,366	7,130,000
Mondelez International, Inc., Class A	415,100	12,706,211
Smithfield Foods, Inc.*	39,700	1,051,256
Tyson Foods, Inc., Class A	477,500	11,851,550
WhiteWave Foods Co., Class A*	2,610	44,553

		56,607,190

Household Products (2.5%)
Church & Dwight Co., Inc.	13,100	846,653
Clorox Co.	30,100	2,664,753
Colgate-Palmolive Co.	9,800	1,156,694
Energizer Holdings, Inc.	16,200	1,615,626
Kimberly-Clark Corp.	47,300	4,634,454
Procter & Gamble Co.	840,570	64,774,324

		75,692,504

Personal Products (0.0%)
Avon Products, Inc.	24,400	505,812

Tobacco (1.6%)
Altria Group, Inc.	706,100	24,282,779
Philip Morris International, Inc.	226,700	21,017,357
Reynolds American, Inc.	54,000	2,402,460

		47,702,596

Total Consumer Staples		262,041,309

Energy (13.8%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	9,600	504,384
Baker Hughes, Inc.	108,306	5,026,481
Cameron International Corp.*	14,100	919,320
Diamond Offshore Drilling, Inc.	115,200	8,013,312
Era Group, Inc.*	2,900	60,900
Halliburton Co.	330,700	13,363,587
Helix Energy Solutions Group, Inc.*	198,300	4,537,104
Helmerich & Payne, Inc.	18,200	1,104,740
McDermott International, Inc.*	58,100	638,519
Nabors Industries Ltd.	71,600	1,161,352
National Oilwell Varco, Inc.	81,300	5,751,975
Oil States International, Inc.*	1,800	146,826
Patterson-UTI Energy, Inc.	38,500	917,840
Rowan Cos., plc, Class A*	30,600	1,082,016
RPC, Inc.	1,900	28,823
SEACOR Holdings, Inc.	2,900	213,672
Superior Energy Services, Inc.*	38,900	1,010,233
Tidewater, Inc.	12,700	641,350
Unit Corp.*	12,000	546,600

		45,669,034

Oil, Gas & Consumable Fuels (12.3%)
Alpha Natural Resources, Inc.*	54,380	446,460
Anadarko Petroleum Corp.	123,400	10,791,330
Apache Corp.	96,535	7,448,640
BP plc (ADR)	116,000	4,912,600
Cheniere Energy, Inc.*	15,900	445,200
Chesapeake Energy Corp.	163,500	3,337,035
Chevron Corp.	579,540	68,860,943
Cimarex Energy Co.	21,200	1,599,328
Cobalt International Energy, Inc.*	2,600	73,320
ConocoPhillips Co.	312,340	18,771,634
CONSOL Energy, Inc.	56,200	1,891,130
Denbury Resources, Inc.*	96,429	1,798,401
Devon Energy Corp.	99,900	5,636,358
Energen Corp.	17,800	925,778
EQT Corp.	32,500	2,201,875
EXCO Resources, Inc.	30,600	218,178
Exxon Mobil Corp.	1,537,645	138,557,191
Hess Corp.	75,200	5,385,072
HollyFrontier Corp.	51,100	2,629,095
Laredo Petroleum Holdings, Inc.*	350	6,401
Marathon Oil Corp.	174,100	5,870,652
Marathon Petroleum Corp.	218,850	19,608,960
Murphy Oil Corp.	48,000	3,059,040
Newfield Exploration Co.*	33,300	746,586
Noble Energy, Inc.	34,200	3,955,572
Occidental Petroleum Corp.	200,300	15,697,511
PBF Energy, Inc.	5,070	188,452
Peabody Energy Corp.	67,200	1,421,280
Phillips 66.	197,770	13,837,967
Pioneer Natural Resources Co.	5,000	621,250
Plains Exploration & Production Co.*	31,800	1,509,546
QEP Resources, Inc.	44,000	1,400,960
Royal Dutch Shell plc (ADR), Class A	109,700	7,148,052
SandRidge Energy, Inc.*	120,800	636,616
SM Energy Co.	2,600	153,972
Southwestern Energy Co.*	56,400	2,101,464
Spectra Energy Corp.	161,200	4,956,900
Teekay Corp.	8,900	320,044
Tesoro Corp.	34,600	2,025,830
Ultra Petroleum Corp.*	37,700	757,770
Valero Energy Corp.	330,200	15,020,798
Whiting Petroleum Corp.*	24,900	1,265,916
World Fuel Services Corp.	12,100	480,612
WPX Energy, Inc.*	49,033	785,509

		379,507,228

Total Energy		425,176,262

Financials (24.3%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	3,200	491,424
American Capital Ltd.*	82,100	1,198,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	54,000	$3,977,100
Ares Capital Corp.	54,700	990,070
Bank of New York Mellon Corp.	294,500	8,243,055
BlackRock, Inc.	14,659	3,765,604
Charles Schwab Corp.	265,300	4,693,157
E*TRADE Financial Corp.*	70,500	755,055
Federated Investors, Inc., Class B	3,700	87,579
Franklin Resources, Inc.	26,400	3,981,384
Goldman Sachs Group, Inc.	118,980	17,507,907
Invesco Ltd.	110,600	3,202,976
Janus Capital Group, Inc.	46,500	437,100
Legg Mason, Inc.	34,800	1,118,820
LPL Financial Holdings, Inc.	1,301	41,944
Morgan Stanley	380,472	8,362,775
Northern Trust Corp.	53,200	2,902,592
Raymond James Financial, Inc.	28,100	1,295,410
State Street Corp.	152,900	9,034,861
TD Ameritrade Holding Corp.	57,200	1,179,464

		73,266,526

Commercial Banks (5.3%)
Associated Banc-Corp.	42,900	651,651
Bank of Hawaii Corp.	11,200	569,072
BankUnited, Inc.	8,500	217,770
BB&T Corp.	457,600	14,364,064
BOK Financial Corp.	6,400	398,720
CapitalSource, Inc.	57,300	551,226
CIT Group, Inc.*	375,000	16,305,000
City National Corp./California.	11,500	677,465
Comerica, Inc.	48,500	1,743,575
Commerce Bancshares, Inc./Missouri	19,456	794,389
Cullen/Frost Bankers, Inc.	13,200	825,396
East West Bancorp, Inc.	35,700	916,419
Fifth Third Bancorp	292,000	4,762,520
First Citizens BancShares, Inc./North Carolina, Class A	1,300	237,510
First Horizon National Corp.	62,385	666,272
First Niagara Financial Group, Inc.	87,000	770,820
First Republic Bank/California	25,200	973,224
Fulton Financial Corp.	49,500	579,150
Huntington Bancshares, Inc./Ohio	213,500	1,577,765
KeyCorp	235,300	2,343,588
M&T Bank Corp.	31,232	3,221,893
PNC Financial Services Group, Inc.	130,600	8,684,900
Popular, Inc.*	25,370	700,466
Regions Financial Corp.	348,800	2,856,672
Signature Bank/New York*	10,000	787,600
SunTrust Banks, Inc.	171,300	4,935,153
SVB Financial Group*	10,900	773,246
Synovus Financial Corp.	194,200	537,934
TCF Financial Corp.	40,000	598,400
U.S. Bancorp.	594,300	20,164,599
Valley National Bancorp	48,621	497,879
Wells Fargo & Co.	1,842,983	68,171,941
Zions Bancorp	45,400	1,134,546

		162,990,825

Consumer Finance (1.7%)
American Express Co.	88,300	5,956,718
Capital One Financial Corp.	445,100	24,458,245
Discover Financial Services	407,500	18,272,300
SLM Corp.	120,400	2,465,792

		51,153,055

Diversified Financial Services (5.6%)
Bank of America Corp.	4,184,200	50,963,556
CBOE Holdings, Inc.	2,900	107,126
Citigroup, Inc.	1,136,940	50,298,225
CME Group, Inc./Illinois	82,500	5,064,675
Interactive Brokers Group, Inc., Class A	9,800	146,118
JPMorgan Chase & Co.	1,292,897	61,360,892
Leucadia National Corp.	65,469	1,795,815
NASDAQ OMX Group, Inc.	28,700	927,010
NYSE Euronext	62,700	2,422,728

		173,086,145

Insurance (6.4%)
ACE Ltd.	83,700	7,446,789
Aflac, Inc.	115,500	6,008,310
Alleghany Corp.*	4,198	1,662,072
Allied World Assurance Co. Holdings AG	4,400	407,968
Allstate Corp.	121,100	5,942,377
American Financial Group, Inc./Ohio	21,100	999,718
American International Group, Inc.*	159,159	6,178,552
American National Insurance Co.	1,800	156,366
Aon plc	73,800	4,538,700
Arch Capital Group Ltd.*	29,700	1,561,329
Aspen Insurance Holdings Ltd.	17,600	679,008
Assurant, Inc.	21,200	954,212
Assured Guaranty Ltd.	39,800	820,278
Axis Capital Holdings Ltd.	27,000	1,123,740
Berkshire Hathaway, Inc., Class B*	439,824	45,829,661
Brown & Brown, Inc.	26,300	842,652
Chubb Corp.	194,100	16,989,573
Cincinnati Financial Corp.	36,000	1,698,840
CNA Financial Corp.	6,500	212,485
Endurance Specialty Holdings Ltd.	9,600	458,976
Everest Reinsurance Group Ltd.	68,400	8,882,424
Fidelity National Financial, Inc., Class A	268,900	6,784,347
Genworth Financial, Inc., Class A*	391,300	3,913,000
Hanover Insurance Group, Inc.	6,100	303,048
Hartford Financial Services Group, Inc.	108,800	2,807,040
HCC Insurance Holdings, Inc.	25,000	1,050,750
Kemper Corp.	12,100	394,581
Lincoln National Corp.	70,400	2,295,744
Loews Corp.	77,000	3,393,390
Markel Corp.*	2,400	1,208,400
Marsh & McLennan Cos., Inc.	28,000	1,063,160
MBIA, Inc.*	34,900	358,423
Mercury General Corp.	6,600	250,338
MetLife, Inc.	210,100	7,988,002
Old Republic International Corp.	64,000	813,440
PartnerReinsurance Ltd.	116,700	10,865,937
Principal Financial Group, Inc.	74,100	2,521,623
ProAssurance Corp.	15,200	719,416
Progressive Corp.	150,900	3,813,243
Protective Life Corp.	20,000	716,000
Prudential Financial, Inc.	115,400	6,807,446
Reinsurance Group of America, Inc.	65,700	3,920,319
RenaissanceReinsurance Holdings Ltd.	12,800	1,177,472
StanCorp Financial Group, Inc.	10,900	466,084
Torchmark Corp.	42,350	2,532,530
Travelers Cos., Inc.	84,925	7,149,836
Unum Group	70,500	1,991,625
Validus Holdings Ltd.	90,100	3,367,037
W. R. Berkley Corp.	27,400	1,215,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	1,500	$850,680
XL Group plc	76,900	2,330,070

		196,462,749

Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	15,400	1,093,092
American Campus Communities, Inc. (REIT)	16,600	752,644
American Capital Agency Corp. (REIT)	74,090	2,428,670
Annaly Capital Management, Inc. (REIT)	240,638	3,823,738
Apartment Investment & Management Co. (REIT), Class A	9,442	289,492
AvalonBay Communities, Inc. (REIT)	27,101	3,432,884
BioMed Realty Trust, Inc. (REIT)	38,000	820,800
Boston Properties, Inc. (REIT)	30,800	3,112,648
Brandywine Realty Trust (REIT)	35,300	524,205
BRE Properties, Inc. (REIT)	13,600	662,048
Camden Property Trust (REIT)	4,900	336,532
CBL & Associates Properties, Inc. (REIT)	36,700	866,120
Chimera Investment Corp. (REIT)	253,700	809,303
CommonWealth REIT (REIT)	20,600	462,264
Corporate Office Properties Trust/Maryland (REIT)	17,700	472,236
Corrections Corp. of America (REIT)	24,700	965,029
DDR Corp. (REIT)	54,400	947,648
Douglas Emmett, Inc. (REIT)	34,400	857,592
Duke Realty Corp. (REIT)	65,800	1,117,284
Equity Lifestyle Properties, Inc. (REIT)	1,800	138,240
Equity Residential (REIT)	68,400	3,766,104
Extra Space Storage, Inc. (REIT)	9,500	373,065
Federal Realty Investment Trust (REIT)	3,400	367,336
General Growth Properties, Inc. (REIT)	130,369	2,591,736
Hatteras Financial Corp. (REIT)	24,100	661,063
HCP, Inc. (REIT)	96,358	4,804,410
Health Care REIT, Inc. (REIT)	52,800	3,585,648
Home Properties, Inc. (REIT)	5,600	355,152
Hospitality Properties Trust (REIT)	30,500	836,920
Host Hotels & Resorts, Inc. (REIT)	177,587	3,105,996
Kilroy Realty Corp. (REIT)	15,600	817,440
Kimco Realty Corp. (REIT)	100,440	2,249,856
Liberty Property Trust (REIT)	25,600	1,017,600
Macerich Co. (REIT)	32,755	2,108,767
Mack-Cali Realty Corp. (REIT)	21,700	620,837
MFA Financial, Inc. (REIT)	88,100	821,092
Mid-America Apartment Communities, Inc. (REIT)	600	41,436
National Retail Properties, Inc. (REIT)	26,400	954,888
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,600	834,534
Post Properties, Inc. (REIT)	7,900	372,090
Prologis, Inc. (REIT)	113,679	4,544,886
Rayonier, Inc. (REIT)	6,300	375,921
Realty Income Corp. (REIT)	32,900	1,492,015
Regency Centers Corp. (REIT)	8,800	465,608
Retail Properties of America, Inc. (REIT), Class A	21,000	310,800
Senior Housing Properties Trust (REIT)	40,100	1,075,883
Simon Property Group, Inc. (REIT)	11,899	1,886,705
SL Green Realty Corp. (REIT)	22,200	1,911,642
Taubman Centers, Inc. (REIT)	10,000	776,600
UDR, Inc. (REIT)	61,005	1,475,711
Ventas, Inc. (REIT)	71,349	5,222,747
Vornado Realty Trust (REIT)	45,859	3,835,647
Weingarten Realty Investors (REIT)	29,900	943,345
Weyerhaeuser Co. (REIT)	90,197	2,830,382

		81,346,331

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	9,700	346,775
Forest City Enterprises, Inc., Class A*	35,000	621,950
Howard Hughes Corp.*	6,788	568,902
Jones Lang LaSalle, Inc.	10,800	1,073,628
Realogy Holdings Corp.*	9,850	481,074
St. Joe Co.*	14,200	301,750

		3,394,079

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial, Inc.	40,471	488,485
Hudson City Bancorp, Inc.	130,400	1,126,656
New York Community Bancorp, Inc.	108,400	1,555,540
People’s United Financial, Inc.	68,800	924,672
TFS Financial Corp.*	19,800	214,434
Washington Federal, Inc.	26,300	460,250

		4,770,037

Total Financials		746,469,747

Health Care (11.7%)
Biotechnology (0.2%)
Celgene Corp.*	19,300	2,237,063
Vertex Pharmaceuticals, Inc.*	83,400	4,585,332

		6,822,395

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	20,200	713,464
Alere, Inc.*	19,800	505,494
Baxter International, Inc.	11,600	842,624
Becton, Dickinson and Co.	3,400	325,074
Boston Scientific Corp.*	352,900	2,756,149
CareFusion Corp.*	54,800	1,917,452
Cooper Cos., Inc.	8,200	884,616
Covidien plc	147,200	9,986,048
DENTSPLY International, Inc.	19,400	822,948
Hill-Rom Holdings, Inc.	15,300	538,866
Hologic, Inc.*	65,300	1,475,780
Medtronic, Inc.	418,100	19,633,976
Sirona Dental Systems, Inc.*	11,200	825,776
St. Jude Medical, Inc.	17,700	715,788
Stryker Corp.	20,200	1,317,848
Teleflex, Inc.	10,100	853,551
Zimmer Holdings, Inc.	39,200	2,948,624

		47,064,078

Health Care Providers & Services (2.5%)
Aetna, Inc.	219,800	11,236,176
Brookdale Senior Living, Inc.*	24,000	669,120
Cardinal Health, Inc.	39,300	1,635,666
Cigna Corp.	71,200	4,440,744
Community Health Systems, Inc.	22,400	1,061,536
Coventry Health Care, Inc.	35,300	1,660,159
HCA Holdings, Inc.	14,300	581,009
Health Management Associates, Inc., Class A*	63,300	814,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Net, Inc.*	155,700	$4,456,134
Henry Schein, Inc.*	9,600	888,480
Humana, Inc.	40,300	2,785,133
LifePoint Hospitals, Inc.*	12,000	581,520
McKesson Corp.	22,200	2,396,712
MEDNAX, Inc.*	12,200	1,093,486
Omnicare, Inc.	27,900	1,136,088
Patterson Cos., Inc.	1,600	60,864
Quest Diagnostics, Inc.	34,600	1,953,170
Tenet Healthcare Corp.*	24,025	1,143,110
UnitedHealth Group, Inc.	256,182	14,656,172
Universal Health Services, Inc., Class B	20,800	1,328,496
VCA Antech, Inc.*	21,600	507,384
WellPoint, Inc.	317,600	21,034,648

		76,120,478

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	47,100	640,089

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	5,000	630,000
Charles River Laboratories International, Inc.*	4,400	194,788
Covance, Inc.*	12,800	951,296
Life Technologies Corp.*	40,000	2,585,200
PerkinElmer, Inc.	28,100	945,284
QIAGEN N.V.*	58,100	1,224,748
Thermo Fisher Scientific, Inc.	90,700	6,937,643

		13,468,959

Pharmaceuticals (7.0%)
AbbVie, Inc.	20,200	823,756
AstraZeneca plc (ADR)	146,400	7,317,072
Bristol-Myers Squibb Co.	38,400	1,581,696
Eli Lilly and Co.	160,900	9,137,511
Endo Health Solutions, Inc.*	10,700	329,132
Forest Laboratories, Inc.*	65,600	2,495,424
Hospira, Inc.*	40,800	1,339,464
Johnson & Johnson	722,610	58,914,393
Merck & Co., Inc	967,328	42,784,917
Mylan, Inc.*	8,500	245,990
Pfizer, Inc.	2,888,836	83,371,807
Roche Holding AG (ADR)	109,600	6,422,560
Zoetis, Inc.*	7,770	259,518

		215,023,240

Total Health Care		359,139,239

Industrials (8.0%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.	8,200	593,926
Boeing Co.	36,700	3,150,695
Engility Holdings, Inc.*	4,016	96,303
Exelis, Inc.	46,000	500,940
General Dynamics Corp.	78,500	5,535,035
Huntington Ingalls Industries, Inc.	12,166	648,813
L-3 Communications Holdings, Inc.	24,100	1,950,172
Lockheed Martin Corp.	7,000	675,640
Northrop Grumman Corp.	82,000	5,752,300
Raytheon Co.	82,300	4,838,417
Spirit AeroSystems Holdings, Inc., Class A*	22,600	429,174
Textron, Inc.	64,900	1,934,669
Triumph Group, Inc.	8,100	635,850

		26,741,934

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	5,000	178,550
FedEx Corp.	73,000	7,168,600
UTi Worldwide, Inc.	25,500	369,240

		7,716,390

Airlines (0.4%)
Copa Holdings S.A., Class A	1,600	191,376
Delta Air Lines, Inc.*	577,300	9,531,223
Southwest Airlines Co.	152,800	2,059,744

		11,782,343

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	32,900	1,231,447
Owens Corning, Inc.*	30,000	1,182,900

		2,414,347

Commercial Services & Supplies (0.6%)
ADT Corp.	57,150	2,796,921
Avery Dennison Corp.	25,600	1,102,592
Cintas Corp.	14,900	657,537
Covanta Holding Corp.	24,900	501,735
Iron Mountain, Inc.	2,722	98,836
KAR Auction Services, Inc.	7,100	142,213
Pitney Bowes, Inc.	16,000	237,760
R.R. Donnelley & Sons Co.	44,500	536,225
Republic Services, Inc.	74,830	2,469,390
Tyco International Ltd.	114,300	3,657,600
Waste Connections, Inc.	28,650	1,030,827
Waste Management, Inc.	114,300	4,481,703

		17,713,339

Construction & Engineering (0.2%)
AECOM Technology Corp.*	27,800	911,840
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	11,287	700,923
Fluor Corp.	10,600	703,098
Jacobs Engineering Group, Inc.*	31,900	1,794,056
KBR, Inc.	36,600	1,174,128
Quanta Services, Inc.*	51,600	1,474,728
URS Corp.	18,700	886,567

		7,645,340

Electrical Equipment (0.3%)
Eaton Corp. plc	92,852	5,687,185
Emerson Electric Co.	28,800	1,609,056
General Cable Corp.*	11,500	421,245
GrafTech International Ltd.*	31,200	239,616
Hubbell, Inc., Class B	2,500	242,775
Regal-Beloit Corp.	9,600	782,976

		8,982,853

Industrial Conglomerates (2.8%)
3M Co.	17,300	1,839,163
Carlisle Cos., Inc.	14,000	949,060
Danaher Corp.	94,500	5,873,175
General Electric Co.	3,428,510	79,267,151

		87,928,549

Machinery (1.7%)
AGCO Corp.	24,000	1,250,880
CNH Global N.V.	6,900	285,108
Colfax Corp.*	8,400	390,936
Crane Co.	12,100	675,906
Dover Corp.	45,400	3,308,752
Flowserve Corp.	19,400	3,253,574
Gardner Denver, Inc.	12,400	931,364
Harsco Corp.	19,800	490,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	16,700	$892,114
Illinois Tool Works, Inc.	148,500	9,049,590
Ingersoll-Rand plc	33,500	1,842,835
ITT Corp.	17,350	493,260
Kennametal, Inc.	19,700	769,088
Manitowoc Co., Inc.	7,700	158,312
Navistar International Corp.*	15,100	522,007
Nordson Corp.	1,200	79,140
Oshkosh Corp.*	22,600	960,274
PACCAR, Inc.	68,200	3,448,192
Parker Hannifin Corp.	71,100	6,511,338
Pentair Ltd. (Registered)	51,925	2,739,044
Snap-on, Inc.	11,500	951,050
SPX Corp.	8,700	686,952
Stanley Black & Decker, Inc.	42,202	3,417,096
Terex Corp.*	27,200	936,224
Timken Co.	115,400	6,529,332
Trinity Industries, Inc.	19,800	897,534
WABCO Holdings, Inc.*	1,200	84,708
Xylem, Inc.	40,800	1,124,448

		52,679,504

Marine (0.0%)
Kirby Corp.*	3,600	276,480
Matson, Inc.	9,700	238,620

		515,100

Professional Services (0.1%)
Dun & Bradstreet Corp.	3,900	326,235
Equifax, Inc.	3,000	172,770
Manpower, Inc.	19,800	1,123,056
Nielsen Holdings N.V.	22,535	807,204
Towers Watson & Co., Class A	15,000	1,039,800
Verisk Analytics, Inc., Class A*	5,000	308,150

		3,777,215

Road & Rail (0.6%)
Con-way, Inc.	6,200	218,302
CSX Corp.	82,800	2,039,364
Hertz Global Holdings, Inc.*	26,600	592,116
Kansas City Southern	6,000	665,400
Norfolk Southern Corp.	80,500	6,204,940
Ryder System, Inc.	12,700	758,825
Union Pacific Corp.	47,400	6,750,234

		17,229,181

Trading Companies & Distributors (0.1%)
Air Lease Corp.	16,600	486,712
GATX Corp.	11,600	602,852
MRC Global, Inc.*	2,100	69,153
WESCO International, Inc.*	10,800	784,188

		1,942,905

Total Industrials		247,069,000

Information Technology (8.8%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	113,200	653,164
Cisco Systems, Inc.	1,685,700	35,247,987
EchoStar Corp., Class A*	7,000	272,790
Harris Corp.	136,700	6,334,678
JDS Uniphase Corp.*	57,100	763,427
Juniper Networks, Inc.*	130,700	2,423,178
Motorola Solutions, Inc.	23,200	1,485,496
Palo Alto Networks, Inc.*	394	22,300
Polycom, Inc.*	44,000	487,520

		47,690,540

Computers & Peripherals (2.4%)
Apple, Inc.	66,200	29,302,106
Dell, Inc.	364,100	5,217,553
Diebold, Inc.	14,300	433,576
Hewlett-Packard Co.	1,361,462	32,457,254
Lexmark International, Inc., Class A .	17,500	462,000
NetApp, Inc.*	29,500	1,007,720
SanDisk Corp.*	60,200	3,311,000
Stratasys Ltd.*	3,940	292,427
Western Digital Corp.	34,500	1,734,660

		74,218,296

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	27,500	1,117,050
Avnet, Inc.*	35,800	1,295,960
AVX Corp.	11,800	140,420
Corning, Inc.	374,700	4,994,751
Dolby Laboratories, Inc., Class A	5,200	174,512
FLIR Systems, Inc.	7,200	187,272
Ingram Micro, Inc., Class A*	37,600	739,968
Itron, Inc.*	9,900	459,360
Jabil Circuit, Inc.	37,300	689,304
Molex, Inc.	34,100	998,448
Tech Data Corp.*	9,800	446,978
Vishay Intertechnology, Inc.*	35,700	485,877

		11,729,900

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	3,300	116,457
AOL, Inc.*	17,812	685,584
IAC/InterActiveCorp	15,300	683,604
VeriSign, Inc.*	3,100	146,568
Yahoo!, Inc.*	281,190	6,616,401

		8,248,614

IT Services (0.6%)
Amdocs Ltd.	41,600	1,508,000
Booz Allen Hamilton Holding Corp.	5,942	79,861
Computer Sciences Corp.	38,300	1,885,509
CoreLogic, Inc.*	26,300	680,118
DST Systems, Inc.	6,900	491,763
Fidelity National Information
Services, Inc.	61,894	2,452,240
Fiserv, Inc.*	5,800	509,414
Genpact Ltd.	6,100	110,959
International Business Machines Corp.	50,400	10,750,320
Paychex, Inc.	5,400	189,378
SAIC, Inc.	45,300	613,815
Total System Services, Inc.	5,600	138,768

		19,410,145

Office Electronics (0.1%)
Xerox Corp.	332,762	2,861,753
Zebra Technologies Corp., Class A* .	10,800	509,004

		3,370,757

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	67,400	3,133,426
Applied Materials, Inc.	1,089,700	14,689,156
Atmel Corp.*	100,200	697,392
Avago Technologies Ltd.	3,500	125,720
Broadcom Corp., Class A	51,700	1,792,439
Cree, Inc.*	28,600	1,564,706
Cypress Semiconductor Corp.*	15,400	169,862
Fairchild Semiconductor
International, Inc.*	31,400	443,996
Freescale Semiconductor Ltd.*	700	10,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	319,290	$6,976,486
KLA-Tencor Corp.	41,300	2,178,162
Lam Research Corp.*	34,025	1,410,677
Marvell Technology Group Ltd.	116,000	1,227,280
Maxim Integrated Products, Inc.	36,000	1,175,400
Micron Technology, Inc.*	1,011,800	10,097,764
NVIDIA Corp.	152,800	1,958,896
ON Semiconductor Corp.*	112,100	928,188
PMC-Sierra, Inc.*	57,200	388,388
Silicon Laboratories, Inc.*	900	37,224
Skyworks Solutions, Inc.*	5,100	112,353
Teradyne, Inc.*	40,500	656,910
Texas Instruments, Inc.	92,700	3,288,996

		53,063,844

Software (1.7%)
Activision Blizzard, Inc.	104,600	1,524,022
Adobe Systems, Inc.*	52,300	2,275,573
CA, Inc.	82,600	2,079,042
Compuware Corp.*	50,900	636,250
Electronic Arts, Inc.*	237,400	4,201,980
Microsoft Corp.	530,700	15,183,327
Oracle Corp.	410,700	13,282,038
Rovi Corp.*	21,700	464,597
ServiceNow, Inc.*	820	29,684
Symantec Corp.*	460,400	11,362,672
Synopsys, Inc.*	33,300	1,194,804
Workday, Inc., Class A*	1,600	98,608

		52,332,597

Total Information Technology		270,064,693

Materials (3.1%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	52,200	4,547,664
Albemarle Corp.	9,600	600,192
Ashland, Inc.	19,400	1,441,420
Cabot Corp.	15,600	533,520
CF Industries Holdings, Inc.	17,191	3,272,651
Cytec Industries, Inc.	11,400	844,512
Dow Chemical Co.	295,250	9,400,760
Eastman Chemical Co.	6,800	475,116
Huntsman Corp.	422,700	7,857,993
Intrepid Potash, Inc.	6,900	129,444
Kronos Worldwide, Inc.	5,000	78,250
LyondellBasell Industries N.V., Class A	278,300	17,613,607
Mosaic Co.	73,200	4,363,452
PPG Industries, Inc.	10,600	1,419,764
Rockwood Holdings, Inc.	11,900	778,736
RPM International, Inc.	19,800	625,284
Scotts Miracle-Gro Co., Class A	1,200	51,888
W.R. Grace & Co.*	1,600	124,016
Westlake Chemical Corp.	3,800	355,300

		54,513,569

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	5,600	571,312
Vulcan Materials Co.	31,900	1,649,230

		2,220,542

Containers & Packaging (0.3%)
AptarGroup, Inc.	10,900	625,115
Bemis Co., Inc.	25,400	1,025,144
Crown Holdings, Inc.*	27,900	1,160,919
Greif, Inc., Class A	7,700	412,874
MeadWestvaco Corp.	42,700	1,550,010
Owens-Illinois, Inc.*	10,500	279,825
Packaging Corp. of America	2,000	89,740
Rock-Tenn Co., Class A	15,500	1,438,245
Sealed Air Corp.	47,900	1,154,869
Sonoco Products Co.	24,800	867,752

		8,604,493

Metals & Mining (0.8%)
Alcoa, Inc.	263,400	2,244,168
Allegheny Technologies, Inc.	26,400	837,144
Carpenter Technology Corp.	10,100	497,829
Cliffs Natural Resources, Inc.	35,200	669,152
Commercial Metals Co.	28,600	453,310
Freeport-McMoRan Copper & Gold, Inc.	234,400	7,758,640
Molycorp, Inc.*	12,100	62,920
Newmont Mining Corp.	121,200	5,077,068
Nucor Corp.	78,300	3,613,545
Reliance Steel & Aluminum Co.	18,600	1,323,762
Southern Copper Corp.	10,100	379,457
Steel Dynamics, Inc.	42,400	672,888
Tahoe Resources, Inc.*	15,500	272,645
United States Steel Corp.	35,500	692,250
Walter Energy, Inc.	15,400	438,900

		24,993,678

Paper & Forest Products (0.2%)
Domtar Corp.	8,900	690,818
International Paper Co.	108,000	5,030,640

		5,721,458

Total Materials		96,053,740

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,566,620	57,479,288
CenturyLink, Inc.	204,428	7,181,556
Frontier Communications Corp.	246,526	981,173
Level 3 Communications, Inc.*	19,426	394,154
Windstream Corp.	58,900	468,255

		66,504,426

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	86,500	280,260
MetroPCS Communications, Inc.*	74,900	816,410
NII Holdings, Inc.*	42,400	183,592
Sprint Nextel Corp.*	740,600	4,599,126
Telephone & Data Systems, Inc.	23,392	492,869
U.S. Cellular Corp.*	3,400	122,400

		6,494,657

Total Telecommunication Services		72,999,083

Utilities (5.5%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	274,070	13,328,024
Duke Energy Corp.	173,790	12,615,416
Edison International	223,100	11,226,392
Entergy Corp.	43,800	2,769,912
Exelon Corp.	210,496	7,257,902
FirstEnergy Corp.	103,315	4,359,893
Great Plains Energy, Inc.	33,600	779,184
Hawaiian Electric Industries, Inc.	23,800	659,498
NextEra Energy, Inc.	103,000	8,001,040
Northeast Utilities	77,405	3,364,021
NV Energy, Inc.	508,800	10,191,264
OGE Energy Corp.	24,400	1,707,512
Pepco Holdings, Inc.	56,300	1,204,820
Pinnacle West Capital Corp.	27,000	1,563,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	184,102	$5,764,234
Southern Co.	214,500	10,064,340
Westar Energy, Inc.	31,100	1,031,898
Xcel Energy, Inc.	120,200	3,569,940

		99,458,320

Gas Utilities (0.4%)
AGL Resources, Inc.	29,000	1,216,550
Atmos Energy Corp.	176,100	7,517,709
National Fuel Gas Co.	17,900	1,098,165
Questar Corp.	34,100	829,653
UGI Corp.	27,700	1,063,403

		11,725,480

Independent Power Producers & Energy Traders (0.2%)
AES Corp.	158,400	1,991,088
Calpine Corp.*	99,900	2,057,940
NRG Energy, Inc.	56,200	1,488,738

		5,537,766

Multi-Utilities (1.6%)
Alliant Energy Corp.	27,400	1,374,932
Ameren Corp.	59,900	2,097,698
CenterPoint Energy, Inc.	105,500	2,527,780
CMS Energy Corp.	64,600	1,804,924
Consolidated Edison, Inc.	72,400	4,418,572
Dominion Resources, Inc.	141,200	8,215,016
DTE Energy Co.	42,000	2,870,280
Integrys Energy Group, Inc.	19,300	1,122,488
MDU Resources Group, Inc.	46,600	1,164,534
NiSource, Inc.	70,100	2,056,734
PG&E Corp.	104,300	4,644,479
Public Service Enterprise Group, Inc.	124,900	4,289,066
SCANA Corp.	28,900	1,478,524
Sempra Energy	74,900	5,987,506
TECO Energy, Inc.	53,200	948,024
Vectren Corp.	20,200	715,484
Wisconsin Energy Corp.	56,900	2,440,441

		48,156,482

Water Utilities (0.1%)
American Water Works Co., Inc.	43,500	1,802,640
Aqua America, Inc.	30,400	955,776

		2,758,416

Total Utilities		167,636,464

Total Common Stocks (97.1%) (Cost $2,127,269,537)		2,983,646,225

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $6,890)	1,300	9,191

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.9%)
U.S. Treasury Bills
0.09%, 5/2/13#(p)	$58,710,000	58,705,206

Total Government Securities		58,705,206

Total Short-Term Investments (1.9%) (Cost $58,702,922)		58,705,206

Total Investments (99.0%) (Cost $2,185,979,349)		3,042,360,622
Other Assets Less Liabilities (1.0%)		31,596,076

Net Assets (100%)		$3,073,956,698

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,705,206.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	809	June-13	$61,498,062	$63,211,215	$1,713,153
S&P MidCap 400 E-Mini Index	109	June-13	11,980,360	12,545,900	565,540

					$2,278,693

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$336,996,688	$—	$—	$336,996,688
Consumer Staples	262,041,309	—	—	262,041,309
Energy	425,176,262	—	—	425,176,262
Financials	746,469,747	—	—	746,469,747
Health Care	359,139,239	—	—	359,139,239
Industrials	247,069,000	—	—	247,069,000
Information Technology	270,064,693	—	—	270,064,693
Materials	95,640,866	412,874	—	96,053,740
Telecommunication Services	72,999,083	—	—	72,999,083
Utilities	167,636,464	—	—	167,636,464
Futures	2,278,693	—	—	2,278,693
Rights
Health Care	9,191	—	—	9,191
Short-Term Investments	—	58,705,206	—	58,705,206

Total Assets	$2,985,521,235	$59,118,080	$—	$3,044,639,315

Total Liabilities	$—	$—	$—	$—

Total	$2,985,521,235	$59,118,080	$—	$3,044,639,315

(a) A security with a market value of $412,874 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,753,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$175,726,690

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$720,651,830
Aggregate gross unrealized depreciation	(46,448,451)

Net unrealized appreciation	$674,203,379

Federal income tax cost of investments	$2,368,157,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Automobiles (0.8%)
Ford Motor Co.	164,077	$2,157,613

Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	13,624	467,303
Hyatt Hotels Corp., Class A*	17,766	768,024
Marriott International, Inc., Class A	25,531	1,078,174
MGM Resorts International*	163,822	2,154,260
Starwood Hotels & Resorts
Worldwide, Inc.	13,787	878,646
Wynn Resorts Ltd.	14,358	1,797,047

		7,143,454

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	1,641	437,310

Media (1.6%)
Time Warner, Inc.	23,611	1,360,466
Walt Disney Co.	47,151	2,678,177

		4,038,643

Multiline Retail (1.2%)
Macy’s, Inc.	18,516	774,709
Target Corp.	31,226	2,137,420

		2,912,129

Specialty Retail (2.9%)
AutoZone, Inc.*	2,688	1,066,518
Dick’s Sporting Goods, Inc.	44,079	2,084,937
Home Depot, Inc.	48,184	3,362,279
Tiffany & Co.	9,814	682,465

		7,196,199

Total Consumer Discretionary		23,885,348

Consumer Staples (9.1%)
Beverages (2.6%)
Coca-Cola Co.	81,308	3,288,096
PepsiCo, Inc.	40,577	3,210,046

		6,498,142

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	44,338	2,438,146
Wal-Mart Stores, Inc.	8,366	626,028

		3,064,174

Food Products (1.7%)
Kellogg Co.	25,380	1,635,234
Mondelez International, Inc., Class A	82,576	2,527,651

		4,162,885

Household Products (2.6%)
Colgate-Palmolive Co.	24,122	2,847,120
Procter & Gamble Co.	48,822	3,762,223

		6,609,343

Tobacco (1.0%)
Altria Group, Inc.	32,541	1,119,085
Philip Morris International, Inc.	13,404	1,242,685

		2,361,770

Total Consumer Staples		22,696,314

Energy (11.7%)
Energy Equipment & Services (1.6%)
Halliburton Co.	15,409	622,678
Schlumberger Ltd.	35,040	2,624,145
Weatherford International Ltd.*	55,900	678,626

		3,925,449

Oil, Gas & Consumable Fuels (10.1%)
Anadarko Petroleum Corp.	28,588	2,500,021
Cabot Oil & Gas Corp.	9,082	614,034
Chevron Corp.	36,551	4,342,990
Continental Resources, Inc.*	5,725	497,674
Devon Energy Corp.	6,917	390,257
EOG Resources, Inc.	16,617	2,128,139
EQT Corp.	8,290	561,648
Exxon Mobil Corp.	55,404	4,992,454
Hess Corp.	36,876	2,640,690
Marathon Petroleum Corp.	14,198	1,272,141
Noble Energy, Inc.	7,466	863,518
Occidental Petroleum Corp.	17,965	1,407,917
Range Resources Corp.	12,326	998,899
Suncor Energy, Inc.	70,970	2,129,810

		25,340,192

Total Energy		29,265,641

Financials (17.2%)
Capital Markets (3.6%)
Artisan Partners Asset Management, Inc.*	2,395	94,483
Franklin Resources, Inc.	3,502	528,136
Goldman Sachs Group, Inc.	28,265	4,159,195
Morgan Stanley	85,451	1,878,213
State Street Corp.	5,882	347,567
T. Rowe Price Group, Inc.	17,338	1,298,096
TD Ameritrade Holding Corp.	43,661	900,290

		9,205,980

Commercial Banks (4.6%)
Fifth Third Bancorp	92,111	1,502,330
PNC Financial Services Group, Inc.	20,411	1,357,332
Regions Financial Corp.	153,435	1,256,633
SunTrust Banks, Inc.	41,875	1,206,419
U.S. Bancorp	51,457	1,745,936
Wells Fargo & Co.	120,981	4,475,087

		11,543,737

Consumer Finance (1.3%)
Capital One Financial Corp.	58,532	3,216,333

Diversified Financial Services (3.9%)
Bank of America Corp.	158,119	1,925,890
Citigroup, Inc.	65,739	2,908,293
JPMorgan Chase & Co.	102,742	4,876,135

		9,710,318

Insurance (2.9%)
Chubb Corp.	11,073	969,220
Hartford Financial Services Group, Inc.	61,659	1,590,802
MetLife, Inc.	39,155	1,488,673
Prudential Financial, Inc.	33,067	1,950,622
Travelers Cos., Inc.	15,009	1,263,608

		7,262,925

Real Estate Investment Trusts (REITs) (0.9%)
Host Hotels & Resorts, Inc. (REIT)	126,800	2,217,732

Total Financials		43,157,025

Health Care (11.7%)
Biotechnology (1.8%)
Gilead Sciences, Inc.*	42,238	2,066,705
Medivation, Inc.*	15,016	702,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	32,127	$1,766,343

		4,535,346

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	9,185	324,414
Covidien plc	35,522	2,409,813

		2,734,227

Health Care Providers & Services (2.6%)
Express Scripts Holding Co.*	69,856	4,027,199
HCA Holdings, Inc.	26,675	1,083,805
UnitedHealth Group, Inc.	26,210	1,499,474

		6,610,478

Pharmaceuticals (6.2%)
Eli Lilly and Co.	31,637	1,796,665
Johnson & Johnson	62,961	5,133,210
Merck & Co., Inc.	65,086	2,878,754
Pfizer, Inc.	198,546	5,730,038

		15,538,667

Total Health Care		29,418,718

Industrials (10.7%)
Aerospace & Defense (2.8%)
Boeing Co.	17,989	1,544,356
Honeywell International, Inc.	27,825	2,096,614
Precision Castparts Corp.	1,973	374,120
United Technologies Corp.	31,879	2,978,455

		6,993,545

Construction & Engineering (0.7%)
Fluor Corp.	27,016	1,791,971

Electrical Equipment (1.4%)
Eaton Corp. plc	8,509	521,176
Emerson Electric Co.	53,497	2,988,878

		3,510,054

Industrial Conglomerates (1.1%)
General Electric Co.	114,401	2,644,951

Machinery (1.8%)
Caterpillar, Inc.	11,579	1,007,026
Dover Corp.	22,858	1,665,891
PACCAR, Inc.	36,599	1,850,445

		4,523,362

Road & Rail (2.9%)
Hertz Global Holdings, Inc.*	126,994	2,826,886
Union Pacific Corp.	32,137	4,576,630

		7,403,516

Total Industrials		26,867,399

Information Technology (19.2%)
Communications Equipment (3.2%)
Cisco Systems, Inc.	106,356	2,223,904
QUALCOMM, Inc.	85,443	5,720,409

		7,944,313

Computers & Peripherals (5.6%)
Apple, Inc.	25,447	11,263,606
EMC Corp.*	79,613	1,901,954
Hewlett-Packard Co.	25,133	599,171
NetApp, Inc.*	7,282	248,753

		14,013,484

Internet Software & Services (3.3%)
eBay, Inc.*	12,750	691,305
Google, Inc., Class A*	8,120	6,447,523
Monster Worldwide, Inc.*	213,625	1,083,079

		8,221,907

IT Services (1.5%)
International Business Machines Corp.	18,146	3,870,542

Semiconductors & Semiconductor Equipment (2.6%)
Broadcom Corp., Class A	38,522	1,335,558
Intel Corp.	89,066	1,946,092
Micron Technology, Inc.*	145,213	1,449,226
Texas Instruments, Inc.	49,296	1,749,022

		6,479,898

Software (3.0%)
Activision Blizzard, Inc.	8,410	122,534
Informatica Corp.*	30,050	1,035,824
Microsoft Corp.	89,443	2,558,964
Oracle Corp.	76,651	2,478,893
VMware, Inc., Class A*	17,514	1,381,504

		7,577,719

Total Information Technology		48,107,863

Materials (5.9%)
Chemicals (3.8%)
Celanese Corp.	35,520	1,564,656
Dow Chemical Co.	55,272	1,759,860
E.I. du Pont de Nemours & Co.	7,067	347,414
LyondellBasell Industries N.V., Class A	38,507	2,437,108
Monsanto Co.	26,973	2,849,158
Mosaic Co.	10,178	606,711

		9,564,907

Containers & Packaging (0.7%)
Rock-Tenn Co., Class A	19,056	1,768,206

Metals & Mining (1.4%)
Freeport-McMoRan Copper & Gold, Inc.	51,707	1,711,502
Reliance Steel & Aluminum Co.	15,817	1,125,696
United States Steel Corp.	35,423	690,748

		3,527,946

Total Materials		14,861,059

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	79,213	2,906,325
CenturyLink, Inc.	45,101	1,584,398
Verizon Communications, Inc.	56,065	2,755,595

Total Telecommunication Services		7,246,318

Utilities (1.3%)
Electric Utilities (0.7%)
Duke Energy Corp.	10,545	765,462
NextEra Energy, Inc.	12,868	999,586

		1,765,048

Multi-Utilities (0.6%)
Dominion Resources, Inc.	13,907	809,109
PG&E Corp.	16,676	742,582

		1,551,691

Total Utilities		3,316,739

Total Investments (99.2%) (Cost $185,773,104)		248,822,424
Other Assets Less Liabilities (0.8%)		1,961,041

Net Assets (100%)		$250,783,465

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$23,885,348	$—	$—	$23,885,348
Consumer Staples	22,696,314	—	—	22,696,314
Energy	29,265,641	—	—	29,265,641
Financials	43,157,025	—	—	43,157,025
Health Care	29,418,718	—	—	29,418,718
Industrials	26,867,399	—	—	26,867,399
Information Technology	48,107,863	—	—	48,107,863
Materials	14,861,059	—	—	14,861,059
Telecommunication Services	7,246,318	—	—	7,246,318
Utilities	3,316,739	—	—	3,316,739

Total Assets	$248,822,424	$—	$—	$248,822,424

Total Liabilities	$—	$—	$—	$—

Total	$248,822,424	$—	$—	$248,822,424

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,988,755
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,279,538

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,712,095
Aggregate gross unrealized depreciation	(7,197,755)

Net unrealized appreciation	$61,514,340

Federal income tax cost of investments	$187,308,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.0%)
Iluka Resources Ltd.	536,064	$5,218,450
Newcrest Mining Ltd.	348,929	7,283,913
Rio Tinto Ltd.	339,598	20,224,343

		32,726,706

Brazil (4.0%)
BM&F Bovespa S.A.	1,223,800	8,230,331
Cia de Bebidas das Americas (Preference) (ADR)	74,730	3,163,321
Cia. Hering	643,400	11,510,039
Fleury S.A.	376,800	3,533,520
Itau Unibanco Holding S.A. (Preference) (ADR)	1,132,720	20,162,416
Lojas Renner S.A.	155,400	5,787,655
LPS Brasil Consultoria de Imoveis S.A.	302,000	5,375,697
M Dias Branco S.A.	180,300	7,182,556

		64,945,535

Canada (3.5%)
Canadian National Railway Co.	315,270	31,621,581
Dollarama, Inc.	162,080	10,407,519
Goldcorp, Inc.	184,610	6,211,517
Suncor Energy, Inc.	284,640	8,529,253

		56,769,870

Chile (0.6%)
Banco Santander Chile S.A (ADR)	324,592	9,241,134

China (0.4%)
Guangzhou Automobile Group Co., Ltd., Class H	8,536,000	7,224,626

Denmark (2.1%)
Carlsberg A/S, Class B	185,655	18,066,283
Novo Nordisk A/S, Class B	99,573	16,177,788

		34,244,071

Finland (0.8%)
Kone Oyj, Class B	169,179	13,304,490

France (13.5%)
Air Liquide S.A.	130,669	15,875,466
Cie Generale d’Optique Essilor International S.A.	133,096	14,800,340
Danone S.A.	662,300	46,082,051
Dassault Systemes S.A.	79,288	9,165,473
Legrand S.A.	151,723	6,616,418
L’Oreal S.A.	84,410	13,384,458
LVMH Moet Hennessy Louis Vuitton S.A.	241,963	41,530,460
Pernod-Ricard S.A.	263,851	32,878,113
Publicis Groupe S.A.	241,164	16,170,908
Schneider Electric S.A.	243,553	17,795,309
Technip S.A.	58,020	5,948,347

		220,247,343

Germany (8.3%)
Bayer AG (Registered)	173,567	17,903,517
Bayerische Motoren Werke (BMW) AG	172,399	14,874,814
Brenntag AG	123,940	19,350,669
Fresenius Medical Care AG & Co. KGaA	246,816	16,657,464
LEG Immobilien AG*	8,267	442,957
Linde AG	161,378	30,005,389
SAP AG	249,401	19,980,917
Symrise AG	408,824	16,198,417

		135,414,144

Hong Kong (4.2%)
AIA Group Ltd.	5,599,400	24,525,395
China Unicom Hong Kong Ltd .	12,576,000	16,848,896
Dairy Farm International Holdings Ltd. (Singapore Exchange)	624,600	7,557,660
Dairy Farm International Holdings Ltd. (U.S. OTC Exchange)	4,500	54,045
Li & Fung Ltd.	14,314,000	19,730,604

		68,716,600

India (0.8%)
HDFC Bank Ltd.	1,173,729	13,504,902

Indonesia (0.8%)
PT Bank Rakyat Indonesia
(Persero) Tbk	14,981,000	13,489,452

Ireland (2.5%)
Accenture plc, Class A	318,240	24,176,693
Experian plc	984,117	17,046,608

		41,223,301

Israel (1.3%)
Check Point Software
Technologies Ltd.*	168,770	7,930,503
NICE Systems Ltd. (ADR)*	377,840	13,915,847

		21,846,350

Italy (1.4%)
Prysmian S.p.A.	189,730	3,903,447
Saipem S.p.A.	620,607	19,084,646

		22,988,093

Japan (11.5%)
Honda Motor Co., Ltd.	894,100	34,193,021
INPEX Corp.	3,205	17,159,611
Japan Tobacco, Inc.	1,210,400	38,638,678
JGC Corp.	67,000	1,712,455
Lawson, Inc.	287,700	22,066,118
Obic Co., Ltd.	61,650	14,257,402
Santen Pharmaceutical Co., Ltd.	286,600	13,259,075
Sundrug Co., Ltd.	206,500	9,169,491
Unicharm Corp.	392,100	22,367,631
Yahoo! Japan Corp.	31,204	14,336,570

		187,160,052

Macau (0.9%)
Sands China Ltd.	2,868,800	14,875,163

Mexico (0.5%)
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B*	508,200	7,841,526

Netherlands (2.5%)
Akzo Nobel N.V.	177,896	11,292,342
Heineken N.V.	385,089	29,025,228

		40,317,570

Panama (1.2%)
Copa Holdings S.A., Class A	164,690	19,698,571

Peru (1.0%)
Credicorp Ltd.	99,720	16,558,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Russia (0.6%)
Sberbank of Russia (ADR)	711,675	$9,073,856

South Africa (0.5%)
MTN Group Ltd.	481,832	8,461,522

South Korea (1.8%)
NHN Corp.	33,561	8,084,081
Samsung Electronics Co., Ltd.	15,274	20,729,588

		28,813,669

Spain (1.6%)
Amadeus IT Holding S.A., Class A	390,732	10,555,620
Inditex S.A.	118,239	15,671,786

		26,227,406

Sweden (1.1%)
Telefonaktiebolaget LM Ericsson, Class B	1,395,203	17,385,040

Switzerland (9.0%)
Cie Financiere Richemont S.A., Class A	180,065	14,131,299
Julius Baer Group Ltd.*	354,978	13,801,999
Kuehne + Nagel International AG (Registered)	147,110	16,039,066
Nestle S.A. (Registered)	577,840	41,787,334
Roche Holding AG	113,557	26,436,424
Schindler Holding AG	95,435	13,983,997
Sonova Holding AG (Registered)*	172,391	20,684,015

		146,864,134

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,603,268	27,560,177

Thailand (1.2%)
CP ALL PCL	5,334,200	8,333,264
Siam Commercial Bank PCL (Foreign)	1,804,700	10,938,510

		19,271,774

United Kingdom (16.7%)
Aberdeen Asset Management plc	1,473,279	9,607,958
Bellway plc	526,046	10,366,929
BG Group plc	1,713,476	29,393,979
Capita plc	1,362,869	18,616,593
Compass Group plc	2,738,090	34,968,084
Croda International plc	300,828	12,538,064
Diageo plc	1,290,098	40,674,967
HSBC Holdings plc	1,227,541	13,102,940
Intertek Group plc	192,998	9,950,000
Reckitt Benckiser Group plc	470,522	33,730,616
Rolls-Royce Holdings plc*	1,120,881	19,245,285
Standard Chartered plc	826,232	21,386,049
Weir Group plc	548,980	18,876,761

		272,458,225

United States (1.0%)
Mettler-Toledo International, Inc.*	74,250	15,831,585

Total Common Stocks (99.0%) (Cost $1,235,370,241)		1,614,285,393

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.6%)
Bank of Nova Scotia/New York
0.08%, 4/1/13 (n)(p)	$9,417,000	9,416,979

Total Short-Term Investments (0.6%) (Cost $9,417,000)		9,416,979

Total Investments (99.6%) (Cost $1,244,787,241)		1,623,702,372
Other Assets Less Liabilities (0.4%)		6,806,991

Net Assets (100%)		$1,630,509,363

*	Non-income producing.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	15.4%
Consumer Staples	22.9
Energy	4.9
Financials	12.1
Health Care	8.9
Industrials	14.0
Information Technology	11.5
Materials	7.7
Telecommunication Services	1.6
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
South African Rand vs. U.S. Dollar, expiring 4/8/13	Goldman Sachs & Co.	509	$55,374	$55,194	$180

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,705,213	$223,737,694	$—	$251,442,907
Consumer Staples	10,399,922	363,761,892	—	374,161,814
Energy	8,529,253	71,586,583	—	80,115,836
Financials	76,483,466	120,800,162	—	197,283,628
Health Care	19,365,105	125,918,623	—	145,283,728
Industrials	51,320,152	176,441,098	—	227,761,250
Information Technology	73,583,220	114,494,691	—	188,077,911
Materials	6,211,517	118,636,384	—	124,847,901
Telecommunication Services	—	25,310,418	—	25,310,418
Forward Currency Contracts	—	180	—	180
Short-Term Investments	—	9,416,979	—	9,416,979

Total Assets	$273,597,848	$1,350,104,704	$—	$1,623,702,552

Total Liabilities	$—	$—	$—	$—

Total	$273,597,848	$1,350,104,704	$—	$1,623,702,552

(a)	Securities with a market value of $41,619,798 transferred from Level 2 to Level 1 since the beginning of the period because they are no longer valued using fair value factors based on third party vendor modeling tools.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Industrials
Balance as of 12/31/12	$115,483
Total gains or losses (realized/unrealized) included in earnings	(914)
Purchases	—
Sales	—
Issuances	—
Settlements	(114,569)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

Investment security transactions for three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$120,715,804
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$115,790,477

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,769,090
Aggregate gross unrealized depreciation	(38,003,892)

Net unrealized appreciation	$366,765,198

Federal income tax cost of investments	$1,256,937,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.2%)
Gentex Corp.	146,726	$2,935,987

Automobiles (0.1%)
Thor Industries, Inc.	45,521	1,674,717

Distributors (0.5%)
LKQ Corp.*	306,320	6,665,523

Diversified Consumer Services (0.8%)
DeVry, Inc.	59,700	1,895,475
Matthews International Corp., Class A	28,508	994,644
Regis Corp.	58,962	1,072,519
Service Corp. International	218,652	3,658,048
Sotheby’s, Inc.	69,458	2,598,424
Strayer Education, Inc.	12,351	597,541

		10,816,651

Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc.*	42,500	2,208,725
Bob Evans Farms, Inc.	28,619	1,219,742
Brinker International, Inc.	75,216	2,831,882
Cheesecake Factory, Inc.	51,763	1,998,569
International Speedway Corp., Class A	25,881	845,791
Life Time Fitness, Inc.*	41,078	1,757,317
Panera Bread Co., Class A*	29,152	4,817,076
Scientific Games Corp., Class A*	54,198	474,233
Wendy’s Co.	287,607	1,630,732
WMS Industries, Inc.*	56,584	1,426,483

		19,210,550

Household Durables (2.3%)
Jarden Corp.*	113,250	4,852,762
KB Home	85,800	1,867,866
M.D.C. Holdings, Inc.	39,586	1,450,827
Mohawk Industries, Inc.*	59,781	6,762,427
NVR, Inc.*	4,728	5,106,760
Tempur-Pedic International, Inc.*	61,000	3,027,430
Toll Brothers, Inc.*	153,897	5,269,433
Tupperware Brands Corp.	56,836	4,645,775

		32,983,280

Internet & Catalog Retail (0.1%)
HSN, Inc.	37,400	2,051,764

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	66,000	6,104,340

Media (1.2%)
AMC Networks, Inc., Class A*	58,900	3,721,302
Cinemark Holdings, Inc.	105,500	3,105,920
DreamWorks Animation SKG, Inc., Class A*	73,602	1,395,494
John Wiley & Sons, Inc., Class A	47,996	1,869,924
Lamar Advertising Co., Class A*	56,511	2,747,000
Meredith Corp.	37,100	1,419,446
New York Times Co., Class A*	124,700	1,222,060
Scholastic Corp.	27,028	720,296
Valassis Communications, Inc.	40,500	1,209,735

		17,411,177

Multiline Retail (0.2%)
Big Lots, Inc.*	59,900	2,112,673
Saks, Inc.*	106,029	1,216,153

		3,328,826

Specialty Retail (4.0%)
Aaron’s, Inc.	73,080	2,095,934
Advance Auto Parts, Inc.	75,651	6,252,555
Aeropostale, Inc.*	80,442	1,094,011
American Eagle Outfitters, Inc.	185,385	3,466,699
ANN, Inc.*	49,891	1,447,837
Ascena Retail Group, Inc.*	132,300	2,454,165
Barnes & Noble, Inc.*	38,219	628,703
Cabela’s, Inc.*	47,600	2,893,128
Chico’s FAS, Inc.	171,770	2,885,736
Dick’s Sporting Goods, Inc.	102,213	4,834,675
Foot Locker, Inc.	155,478	5,323,567
Guess?, Inc.	62,754	1,558,182
Office Depot, Inc.*	293,900	1,155,027
Rent-A-Center, Inc.	60,984	2,252,749
Signet Jewelers Ltd.	83,200	5,574,400
Tractor Supply Co.	71,000	7,393,230
Williams-Sonoma, Inc.	88,679	4,568,742

		55,879,340

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.*	52,500	3,006,675
Deckers Outdoor Corp.*	36,200	2,015,978
Hanesbrands, Inc.*	100,565	4,581,742
Under Armour, Inc., Class A*	80,106	4,101,427

		13,705,822

Total Consumer Discretionary		172,767,977

Consumer Staples (3.6%)
Food & Staples Retailing (0.4%)
Harris Teeter Supermarkets, Inc.	51,025	2,179,278
SUPERVALU, Inc.	215,600	1,086,624
United Natural Foods, Inc.*	50,700	2,494,440

		5,760,342

Food Products (2.0%)
Flowers Foods, Inc.	117,823	3,881,090
Green Mountain Coffee Roasters, Inc.*	126,900	7,202,844
Hillshire Brands Co.	127,500	4,481,625
Ingredion, Inc.	79,689	5,763,108
Lancaster Colony Corp.	19,785	1,523,445
Post Holdings, Inc.*	33,655	1,444,809
Smithfield Foods, Inc.*	128,537	3,403,660
Tootsie Roll Industries, Inc.	22,004	658,136

		28,358,717

Household Products (1.1%)
Church & Dwight Co., Inc.	141,698	9,157,942
Energizer Holdings, Inc.	63,777	6,360,480

		15,518,422

Tobacco (0.1%)
Universal Corp.	23,764	1,331,735

Total Consumer Staples		50,969,216

Energy (5.9%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	58,500	3,073,590
CARBO Ceramics, Inc.	20,200	1,839,614
Dresser-Rand Group, Inc.*	77,800	4,797,148
Dril-Quip, Inc.*	37,700	3,286,309
Helix Energy Solutions Group, Inc.* .	101,389	2,319,780
Oceaneering International, Inc.	111,268	7,389,308
Oil States International, Inc.*	57,200	4,665,804
Patterson-UTI Energy, Inc.	153,519	3,659,893
Superior Energy Services, Inc.*	162,367	4,216,671
Tidewater, Inc.	51,123	2,581,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Unit Corp.*	44,786	$2,040,002

		39,869,831

Oil, Gas & Consumable Fuels (3.1%)
Alpha Natural Resources, Inc.*	227,800	1,870,238
Arch Coal, Inc.	216,424	1,175,182
Bill Barrett Corp.*	49,974	1,012,973
Cimarex Energy Co.	89,239	6,732,190
Energen Corp.	74,095	3,853,681
Forest Oil Corp.*	122,404	643,845
HollyFrontier Corp.	208,824	10,743,995
Northern Oil and Gas, Inc.*	60,300	867,114
Plains Exploration & Production Co.*	133,014	6,314,175
Quicksilver Resources, Inc.*	126,305	284,186
Rosetta Resources, Inc.*	54,200	2,578,836
SM Energy Co.	68,900	4,080,258
World Fuel Services Corp.	74,300	2,951,196

		43,107,869

Total Energy		82,977,700

Financials (22.8%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	53,408	8,201,866
Apollo Investment Corp.	208,495	1,743,018
Eaton Vance Corp.	119,005	4,977,979
Federated Investors, Inc., Class B	96,100	2,274,687
Greenhill & Co., Inc.	27,100	1,446,598
Janus Capital Group, Inc.	194,300	1,826,420
Raymond James Financial, Inc.	114,646	5,285,181
SEI Investments Co.	138,589	3,998,293
Waddell & Reed Financial, Inc., Class A	88,499	3,874,486

		33,628,528

Commercial Banks (3.8%)
Associated Banc-Corp.	176,400	2,679,516
BancorpSouth, Inc.	84,595	1,378,898
Bank of Hawaii Corp.	46,152	2,344,983
Cathay General Bancorp.	74,918	1,507,350
City National Corp./California	48,307	2,845,765
Commerce Bancshares, Inc./Missouri	80,112	3,270,973
Cullen/Frost Bankers, Inc.	63,026	3,941,016
East West Bancorp, Inc.	144,200	3,701,614
First Niagara Financial Group, Inc.	362,174	3,208,862
FirstMerit Corp.	113,699	1,879,444
Fulton Financial Corp.	205,531	2,404,713
Hancock Holding Co.	87,400	2,702,408
International Bancshares Corp.	55,360	1,151,488
Prosperity Bancshares, Inc.	44,700	2,118,333
Signature Bank/New York*	47,500	3,741,100
SVB Financial Group*	45,481	3,226,422
Synovus Financial Corp.	813,063	2,252,184
TCF Financial Corp.	167,982	2,513,011
Trustmark Corp.	66,863	1,672,244
Valley National Bancorp	204,365	2,092,698
Webster Financial Corp.	82,711	2,006,569
Westamerica Bancorp.	28,112	1,274,317

		53,913,908

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	89,900	3,320,906
MSCI, Inc.*	125,400	4,254,822

		7,575,728

Insurance (4.7%)
Alleghany Corp.*	17,600	6,968,192
American Financial Group, Inc./Ohio	78,079	3,699,383
Arthur J. Gallagher & Co.	128,086	5,291,233
Aspen Insurance Holdings Ltd.	73,700	2,843,346
Brown & Brown, Inc.	121,703	3,899,364
Everest Reinsurance Group Ltd.	53,304	6,922,058
Fidelity National Financial, Inc., Class A	218,384	5,509,828
First American Financial Corp.	109,655	2,803,878
Hanover Insurance Group, Inc.	46,079	2,289,205
HCC Insurance Holdings, Inc.	104,008	4,371,456
Kemper Corp.	56,495	1,842,302
Mercury General Corp.	37,288	1,414,334
Old Republic International Corp.	249,948	3,176,839
Primerica, Inc.	48,000	1,573,440
Protective Life Corp.	81,320	2,911,256
Reinsurance Group of America, Inc.	75,972	4,533,249
StanCorp Financial Group, Inc.	45,574	1,948,744
W. R. Berkley Corp.	113,069	5,016,872

		67,014,979

Real Estate Investment Trusts (REITs) (10.2%)
Alexandria Real Estate Equities, Inc. (REIT)	66,365	4,710,588
American Campus Communities, Inc. (REIT)	109,000	4,942,060
BioMed Realty Trust, Inc. (REIT)	189,500	4,093,200
BRE Properties, Inc. (REIT)	79,047	3,848,008
Camden Property Trust (REIT)	86,575	5,945,971
Corporate Office Properties
Trust/Maryland (REIT)	84,902	2,265,185
Corrections Corp. of America (REIT)	102,701	4,012,528
Duke Realty Corp. (REIT)	331,004	5,620,448
Equity One, Inc. (REIT)	63,739	1,527,824
Essex Property Trust, Inc. (REIT)	39,002	5,872,921
Extra Space Storage, Inc. (REIT)	105,300	4,135,131
Federal Realty Investment Trust (REIT)	66,612	7,196,761
Highwoods Properties, Inc. (REIT)	82,166	3,251,309
Home Properties, Inc. (REIT)	53,600	3,399,312
Hospitality Properties Trust (REIT)	141,598	3,885,449
Kilroy Realty Corp. (REIT)	77,000	4,034,800
Liberty Property Trust (REIT)	123,208	4,897,518
Macerich Co. (REIT)	140,827	9,066,442
Mack-Cali Realty Corp. (REIT)	85,592	2,448,787
National Retail Properties, Inc. (REIT)	119,200	4,311,464
Omega Healthcare Investors, Inc. (REIT)	117,131	3,556,097
Potlatch Corp. (REIT)	41,547	1,905,345
Rayonier, Inc. (REIT)	126,990	7,577,493
Realty Income Corp. (REIT)	199,823	9,061,973
Regency Centers Corp. (REIT)	94,199	4,984,069
Senior Housing Properties Trust (REIT)	192,400	5,162,092
SL Green Realty Corp. (REIT)	93,109	8,017,616
Taubman Centers, Inc. (REIT)	64,900	5,040,134
UDR, Inc. (REIT)	257,427	6,227,159
Weingarten Realty Investors (REIT)	115,574	3,646,360

		144,644,044

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.*	43,344	1,549,548
Jones Lang LaSalle, Inc.	45,388	4,512,021

		6,061,569

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	85,789	845,880
New York Community Bancorp, Inc.	451,908	6,484,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	109,133	$1,909,827

		9,240,587

Total Financials		322,079,343

Health Care (9.4%)
Biotechnology (2.1%)
Regeneron Pharmaceuticals, Inc.*	78,600	13,865,040
United Therapeutics Corp.*	48,604	2,958,526
Vertex Pharmaceuticals, Inc.*	223,451	12,285,336

		29,108,902

Health Care Equipment & Supplies (2.5%)
Cooper Cos., Inc.	49,200	5,307,696
Hill-Rom Holdings, Inc.	62,514	2,201,743
Hologic, Inc.*	274,960	6,214,096
IDEXX Laboratories, Inc.*	56,231	5,195,182
Masimo Corp.	53,175	1,043,294
ResMed, Inc.	147,476	6,836,987
STERIS Corp.	59,920	2,493,271
Teleflex, Inc.	42,157	3,562,688
Thoratec Corp.*	60,515	2,269,313

		35,124,270

Health Care Providers & Services (3.0%)
Community Health Systems, Inc.	95,242	4,513,518
Health Management Associates, Inc., Class A*	264,939	3,409,765
Health Net, Inc.*	83,469	2,388,883
Henry Schein, Inc.*	90,660	8,390,583
LifePoint Hospitals, Inc.*	47,829	2,317,793
MEDNAX, Inc.*	51,200	4,589,056
Omnicare, Inc.	107,856	4,391,896
Owens & Minor, Inc.	65,516	2,133,201
Universal Health Services, Inc., Class B	91,334	5,833,503
VCA Antech, Inc.*	90,649	2,129,345
WellCare Health Plans, Inc.*	44,108	2,556,500

		42,654,043

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	175,400	2,383,686
HMS Holdings Corp.*	91,200	2,476,080

		4,859,766

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	20,763	2,616,138
Charles River Laboratories International, Inc.*	49,850	2,206,859
Covance, Inc.*	56,266	4,181,689
Mettler-Toledo International, Inc.*	31,114	6,634,127
Techne Corp.	35,895	2,435,476

		18,074,289

Pharmaceuticals (0.2%)
Endo Health Solutions, Inc.*	117,241	3,606,333

Total Health Care		133,427,603

Industrials (17.0%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.	33,471	2,424,305
B/E Aerospace, Inc.*	106,829	6,440,720
Esterline Technologies Corp.*	31,900	2,414,830
Exelis, Inc.	192,400	2,095,236
Huntington Ingalls Industries, Inc.	51,000	2,719,830
Triumph Group, Inc.	51,300	4,027,050

		20,121,971

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	107,000	1,549,360

Airlines (0.4%)
Alaska Air Group, Inc.*	72,784	4,655,265
JetBlue Airways Corp.*	237,356	1,637,756

		6,293,021

Building Products (0.7%)
Fortune Brands Home & Security, Inc.*	167,800	6,280,754
Lennox International, Inc.	47,066	2,988,220

		9,268,974

Commercial Services & Supplies (1.7%)
Brink’s Co.	48,834	1,380,049
Clean Harbors, Inc.*	54,516	3,166,834
Copart, Inc.*	109,018	3,737,137
Deluxe Corp.	52,079	2,156,071
Herman Miller, Inc.	60,018	1,660,698
HNI Corp.	46,448	1,648,440
Mine Safety Appliances Co.	31,844	1,580,099
R.R. Donnelley & Sons Co.	186,200	2,243,710
Rollins, Inc.	67,729	1,662,747
Waste Connections, Inc.	126,588	4,554,636

		23,790,421

Construction & Engineering (0.9%)
AECOM Technology Corp.*	107,031	3,510,617
Granite Construction, Inc.	36,693	1,168,305
KBR, Inc.	152,444	4,890,403
URS Corp.	79,561	3,771,987

		13,341,312

Electrical Equipment (1.8%)
Acuity Brands, Inc.	43,600	3,023,660
AMETEK, Inc.	250,486	10,861,073
General Cable Corp.*	51,100	1,871,793
Hubbell, Inc., Class B	54,814	5,322,987
Regal-Beloit Corp.	45,800	3,735,448

		24,814,961

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	64,795	4,392,453

Machinery (5.3%)
AGCO Corp.	99,942	5,208,977
CLARCOR, Inc.	51,600	2,702,808
Crane Co.	49,110	2,743,285
Donaldson Co., Inc.	138,626	5,016,875
Gardner Denver, Inc	50,300	3,778,033
Graco, Inc.	62,375	3,619,621
Harsco Corp.	82,412	2,041,345
IDEX Corp.	84,900	4,535,358
ITT Corp.	95,200	2,706,536
Kennametal, Inc.	82,403	3,217,013
Lincoln Electric Holdings, Inc.	85,394	4,626,647
Nordson Corp.	58,106	3,832,091
Oshkosh Corp.*	89,321	3,795,249
SPX Corp.	48,066	3,795,292
Terex Corp.*	113,884	3,919,887
Timken Co.	81,793	4,627,848
Trinity Industries, Inc.	81,170	3,679,436
Valmont Industries, Inc.	24,223	3,809,551
Wabtec Corp.	49,263	5,030,245
Woodward, Inc.	62,295	2,476,849

		75,162,946

Marine (0.4%)
Kirby Corp.*	57,608	4,424,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Matson, Inc.	43,344	$1,066,262

		5,490,557

Professional Services (0.9%)
Corporate Executive Board Co.	34,556	2,009,777
FTI Consulting, Inc.*	43,102	1,623,221
Manpower, Inc.	80,616	4,572,540
Towers Watson & Co., Class A	58,697	4,068,876

		12,274,414

Road & Rail (2.1%)
Con-way, Inc.	57,653	2,029,962
Genesee & Wyoming, Inc., Class A* .	50,900	4,739,299
J.B. Hunt Transport Services, Inc.	93,742	6,981,904
Kansas City Southern	113,456	12,582,271
Landstar System, Inc.	47,779	2,727,703
Werner Enterprises, Inc.	45,463	1,097,477

		30,158,616

Trading Companies & Distributors (1.0%)
GATX Corp.	48,332	2,511,814
MSC Industrial Direct Co., Inc., Class A	47,869	4,106,203
United Rentals, Inc.*	95,108	5,228,087
Watsco, Inc.	30,600	2,575,908

		14,422,012

Total Industrials		241,081,018

Information Technology (14.8%)
Communications Equipment (0.8%)
ADTRAN, Inc.	64,373	1,264,929
Ciena Corp.*	102,700	1,644,227
InterDigital, Inc.	42,100	2,013,643
Plantronics, Inc.	43,840	1,937,290
Polycom, Inc.*	182,458	2,021,635
Riverbed Technology, Inc.*	165,400	2,466,114
Tellabs, Inc.	351,600	734,844

		12,082,682

Computers & Peripherals (0.7%)
Diebold, Inc.	64,883	1,967,252
Lexmark International, Inc., Class A	66,500	1,755,600
NCR Corp.*	166,598	4,591,441
QLogic Corp.*	95,300	1,105,480

		9,419,773

Electronic Equipment, Instruments & Components (2.0%)
Arrow Electronics, Inc.*	109,125	4,432,658
Avnet, Inc.*	141,296	5,114,915
Ingram Micro, Inc., Class A*	154,299	3,036,604
Itron, Inc.*	40,302	1,870,013
National Instruments Corp.	97,440	3,191,160
Tech Data Corp.*	38,681	1,764,240
Trimble Navigation Ltd.*	260,228	7,796,431
Vishay Intertechnology, Inc.*	136,593	1,859,031

		29,065,052

Internet Software & Services (1.6%)
AOL, Inc.*	79,000	3,040,710
Equinix, Inc.*	50,072	10,831,074
Monster Worldwide, Inc.*	124,200	629,694
Rackspace Hosting, Inc.*	113,800	5,744,624
ValueClick, Inc.*	72,200	2,133,510

		22,379,612

IT Services (3.2%)
Acxiom Corp.*	76,671	1,564,089
Alliance Data Systems Corp.*	51,409	8,322,603
Broadridge Financial Solutions, Inc.	125,651	3,121,171
Convergys Corp.	112,200	1,910,766
CoreLogic, Inc.*	99,955	2,584,836
DST Systems, Inc.	31,767	2,264,034
Gartner, Inc.*	97,585	5,309,600
Global Payments, Inc.	81,305	4,037,606
Jack Henry & Associates, Inc.	88,438	4,086,720
Lender Processing Services, Inc.	86,995	2,214,893
ManTech International Corp., Class A	24,338	653,962
NeuStar, Inc., Class A*	68,106	3,168,972
VeriFone Systems, Inc.*	111,000	2,295,480
WEX, Inc.*	39,800	3,124,300

		44,659,032

Office Electronics (0.2%)
Zebra Technologies Corp., Class A* .	52,253	2,462,684

Semiconductors & Semiconductor Equipment (2.0%)
Atmel Corp.*	451,853	3,144,897
Cree, Inc.*	119,562	6,541,237
Cypress Semiconductor Corp.*	135,200	1,491,256
Fairchild Semiconductor
International, Inc.*	130,294	1,842,357
Integrated Device Technology, Inc.*	145,741	1,088,685
International Rectifier Corp.*	71,940	1,521,531
Intersil Corp., Class A	132,642	1,155,312
MEMC Electronic Materials, Inc.*	234,000	1,029,600
RF Micro Devices, Inc.*	285,930	1,521,148
Semtech Corp.*	67,740	2,397,319
Silicon Laboratories, Inc.*	39,793	1,645,838
Skyworks Solutions, Inc.*	202,400	4,458,872

		27,838,052

Software (4.3%)
ACI Worldwide, Inc.*	40,656	1,986,452
Advent Software, Inc.*	32,242	901,809
ANSYS, Inc.*	95,468	7,773,005
Cadence Design Systems, Inc.*	292,050	4,068,256
CommVault Systems, Inc.*	43,800	3,590,724
Compuware Corp.*	219,200	2,740,000
Concur Technologies, Inc.*	46,700	3,206,422
FactSet Research Systems, Inc.	41,842	3,874,569
Fair Isaac Corp.	36,884	1,685,230
Informatica Corp.*	111,565	3,845,646
Mentor Graphics Corp.	96,847	1,748,088
MICROS Systems, Inc.*	82,868	3,771,323
PTC, Inc.*	123,368	3,144,650
Rovi Corp.*	106,344	2,276,825
SolarWinds, Inc.*	63,000	3,723,300
Solera Holdings, Inc.	70,700	4,123,931
Synopsys, Inc.*	158,234	5,677,436
TIBCO Software, Inc.*	159,500	3,225,090

		61,362,756

Total Information Technology		209,269,643

Materials (6.6%)
Chemicals (2.7%)
Albemarle Corp.	91,768	5,737,335
Ashland, Inc.	75,629	5,619,235
Cabot Corp.	61,664	2,108,909
Cytec Industries, Inc.	46,899	3,474,278
Intrepid Potash, Inc.	55,100	1,033,676
Minerals Technologies, Inc.	36,908	1,532,051
NewMarket Corp.	11,100	2,889,996
Olin Corp.	81,997	2,067,964
RPM International, Inc.	135,966	4,293,806
Scotts Miracle-Gro Co., Class A	39,905	1,725,492
Sensient Technologies Corp.	51,508	2,013,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	86,731	$5,399,005

		37,895,195

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	47,148	4,810,039

Containers & Packaging (1.6%)
AptarGroup, Inc.	68,280	3,915,858
Greif, Inc., Class A	31,690	1,699,218
Packaging Corp. of America	100,915	4,528,056
Rock-Tenn Co., Class A	73,300	6,801,507
Silgan Holdings, Inc.	46,623	2,202,937
Sonoco Products Co.	103,718	3,629,093

		22,776,669

Metals & Mining (1.6%)
Carpenter Technology Corp.	45,538	2,244,568
Commercial Metals Co.	119,575	1,895,264
Compass Minerals International, Inc.	34,000	2,682,600
Reliance Steel & Aluminum Co.	78,699	5,601,008
Royal Gold, Inc.	67,700	4,808,731
Steel Dynamics, Inc.	225,885	3,584,795
Worthington Industries, Inc.	54,719	1,695,194

		22,512,160

Paper & Forest Products (0.4%)
Domtar Corp.	36,200	2,809,844
Louisiana-Pacific Corp.*	141,892	3,064,867

		5,874,711

Total Materials		93,868,774

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	157,800	3,974,982

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	104,685	2,205,713

Total Telecommunication Services		6,180,695

Utilities (5.0%)
Electric Utilities (2.1%)
Cleco Corp.	62,372	2,933,355
Great Plains Energy, Inc.	156,986	3,640,505
Hawaiian Electric Industries, Inc.	99,893	2,768,035
IDACORP, Inc.	51,662	2,493,725
NV Energy, Inc.	243,280	4,872,898
OGE Energy Corp.	101,779	7,122,495
PNM Resources, Inc.	81,879	1,906,962
Westar Energy, Inc.	129,759	4,305,404

		30,043,379

Gas Utilities (1.5%)
Atmos Energy Corp.	92,900	3,965,901
National Fuel Gas Co.	85,603	5,251,744
Questar Corp.	179,900	4,376,967
UGI Corp.	115,760	4,444,026
WGL Holdings, Inc.	53,337	2,352,162

		20,390,800

Multi-Utilities (1.1%)
Alliant Energy Corp.	114,195	5,730,305
Black Hills Corp.	45,649	2,010,382
MDU Resources Group, Inc.	194,215	4,853,433
Vectren Corp.	84,699	3,000,038

		15,594,158

Water Utilities (0.3%)
Aqua America, Inc.	144,066	4,529,435

Total Utilities		70,557,772

Total Common Stocks (97.7%) (Cost $759,554,770)		1,383,179,741

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.06%, 6/6/13#(p)	$1,655,000	1,654,826

Total Short-Term Investments (0.1%) (Cost $1,654,727)		1,654,826

Total Investments (97.8%) (Cost $761,209,497)		1,384,834,567
Other Assets Less Liabilities (2.2%)		30,795,176

Net Assets (100%)		$1,415,629,743

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,654,826.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	303	June-13	$33,722,377	$34,875,300	$1,152,923

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$172,767,977	$—	$—	$172,767,977
Consumer Staples	50,969,216	—	—	50,969,216
Energy	82,977,700	—	—	82,977,700
Financials	322,079,343	—	—	322,079,343
Health Care	133,427,603	—	—	133,427,603
Industrials	241,081,018	—	—	241,081,018
Information Technology	209,269,643	—	—	209,269,643
Materials	92,169,556	1,699,218	—	93,868,774
Telecommunication Services	6,180,695	—	—	6,180,695
Utilities	70,557,772	—	—	70,557,772
Futures	1,152,923	—	—	1,152,923
Short-Term Investments	—	1,654,826	—	1,654,826

Total Assets	$1,382,633,446	$3,354,044	$—	$1,385,987,490

Total Liabilities	$—	$—	$—	$—

Total	$1,382,633,446	$3,354,044	$—	$1,385,987,490

(a)	A security with a market value of $1,699,218 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,333,237
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,757,565

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$648,635,329
Aggregate gross unrealized depreciation	(28,899,537)

Net unrealized appreciation	$619,735,792

Federal income tax cost of investments	$765,098,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.4%)
Auto Components (0.2%)
Lear Corp.	28,282	$1,551,833
TRW Automotive Holdings Corp.*	28,577	1,571,735
Visteon Corp.*	14,040	810,108

		3,933,676

Automobiles (0.0%)
Thor Industries, Inc.	11,282	415,065

Diversified Consumer Services (0.1%)
DeVry, Inc.	18,548	588,899
H&R Block, Inc.	29,099	856,092
Service Corp. International	61,679	1,031,890

		2,476,881

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.	6,878	291,008
Hyatt Hotels Corp., Class A*	12,800	553,344
International Game Technology	33,745	556,792
Marriott International, Inc., Class A	5,307	224,114
MGM Resorts International*	112,612	1,480,848
Norwegian Cruise Line Holdings Ltd.*	3,788	112,314
Penn National Gaming, Inc.*	17,234	938,047
Royal Caribbean Cruises Ltd.	42,977	1,427,696
Wendy’s Co.	79,383	450,102

		6,034,265

Household Durables (2.3%)
D.R. Horton, Inc.	72,998	1,773,851
Garmin Ltd.	28,620	945,605
Harman International Industries, Inc.	43,833	1,956,267
Jarden Corp.*	26,102	1,118,471
Leggett & Platt, Inc.	39,718	1,341,674
Lennar Corp., Class A	195,206	8,097,145
Mohawk Industries, Inc.*	16,167	1,828,811
Newell Rubbermaid, Inc.	429,649	11,213,839
NVR, Inc.*	155	167,417
PulteGroup, Inc.*	97,101	1,965,324
Toll Brothers, Inc.*	269,415	9,224,770
Whirlpool Corp.	21,914	2,595,932

		42,229,106

Internet & Catalog Retail (0.2%)
Expedia, Inc.	9,288	557,373
HomeAway, Inc.*	1,091	35,457
Liberty Interactive Corp.*	135,803	2,903,468
Liberty Ventures*	9,041	683,319

		4,179,617

Leisure Equipment & Products (0.5%)
Hasbro, Inc.	3,172	139,378
Mattel, Inc.	225,872	9,890,935

		10,030,313

Media (0.6%)
Cablevision Systems Corp. - New York Group, Class A	50,859	760,851
Clear Channel Outdoor Holdings, Inc., Class A*	5,135	38,461
DISH Network Corp., Class A	12,669	480,155
DreamWorks Animation SKG, Inc., Class A*	19,214	364,298
Gannett Co., Inc.	66,571	1,455,908
Interpublic Group of Cos., Inc.	110,357	1,437,952
John Wiley & Sons, Inc., Class A	7,541	293,797
Lamar Advertising Co., Class A*	2,990	145,344
Liberty Media Corp.*	28,759	3,210,367
Madison Square Garden Co., Class A*	16,229	934,790
Regal Entertainment Group, Class A	14,672	244,582
Starz - Liberty Capital*	28,748	636,768
Washington Post Co., Class B	1,202	537,294

		10,540,567

Multiline Retail (0.6%)
Dillard’s, Inc., Class A	8,344	655,421
Family Dollar Stores, Inc.	37,200	2,196,660
J.C. Penney Co., Inc.	45,342	685,118
Kohl’s Corp.	60,743	2,802,075
Macy’s, Inc.	95,077	3,978,022
Sears Holdings Corp.*	10,251	512,242

		10,829,538

Specialty Retail (1.1%)
Aaron’s, Inc.	5,171	148,304
Abercrombie & Fitch Co., Class A	22,539	1,041,302
American Eagle Outfitters, Inc.	12,436	232,553
AutoNation, Inc.*	4,639	202,956
Best Buy Co., Inc.	76,331	1,690,732
CarMax, Inc.*	52,952	2,208,098
Chico’s FAS, Inc.	14,156	237,821
DSW, Inc., Class A	580	37,004
Foot Locker, Inc.	34,162	1,169,707
GameStop Corp., Class A	35,385	989,718
Guess?, Inc.	17,367	431,223
Men’s Wearhouse, Inc.	132,900	4,441,518
Ross Stores, Inc.	27,400	1,660,988
Sally Beauty Holdings, Inc.*	2,765	81,236
Sears Hometown and Outlet Stores, Inc.*	2,236	90,223
Signet Jewelers Ltd.	24,108	1,615,236
Staples, Inc.	195,491	2,625,444
Tiffany & Co.	5,744	399,438
Williams-Sonoma, Inc.	10,997	566,565

		19,870,066

Textiles, Apparel & Luxury Goods (0.5%)
Deckers Outdoor Corp.*	3,776	210,286
PVH Corp.	1,789	191,083
Samsonite International S.A	3,306,900	8,264,534

		8,665,903

Total Consumer Discretionary		119,204,997

Consumer Staples (2.9%)
Beverages (0.7%)
Beam, Inc.	44,704	2,840,492
Brown-Forman Corp., Class B	5,387	384,632
Coca-Cola Enterprises, Inc.	73,403	2,710,039
Constellation Brands, Inc., Class A*	41,860	1,994,210
Dr. Pepper Snapple Group, Inc.	44,500	2,089,275
Molson Coors Brewing Co., Class B	36,347	1,778,459

		11,797,107

Food & Staples Retailing (0.1%)
Safeway, Inc.	58,714	1,547,114

Food Products (1.8%)
Bunge Ltd.	152,592	11,265,867
Campbell Soup Co.	10,590	480,362
ConAgra Foods, Inc.	117,733	4,216,019
Dean Foods Co.*	7,423	134,579
Ebro Foods S.A.	102,435	2,035,248
Green Mountain Coffee Roasters, Inc.*	6,005	340,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
H.J. Heinz Co.	34,209	$2,472,285
Hillshire Brands Co.	4,977	174,942
Hormel Foods Corp.	16,340	675,169
Ingredion, Inc.	76,620	5,541,158
J.M. Smucker Co.	31,743	3,147,636
Smithfield Foods, Inc.*	39,400	1,043,312
Tyson Foods, Inc., Class A	82,443	2,046,235
WhiteWave Foods Co., Class A*	2,904	49,571

		33,623,227

Household Products (0.3%)
Church & Dwight Co., Inc.	15,117	977,011
Clorox Co.	34,607	3,063,758
Energizer Holdings, Inc.	17,534	1,748,666

		5,789,435

Personal Products (0.0%)
Avon Products, Inc.	28,010	580,647

Total Consumer Staples		53,337,530

Energy (5.9%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	11,059	581,040
Cameron International Corp.*	16,186	1,055,327
Diamond Offshore Drilling, Inc.	19,492	1,355,864
Era Group, Inc.*	3,123	65,583
Helmerich & Payne, Inc.	20,942	1,271,179
McDermott International, Inc.*	67,005	736,385
Nabors Industries Ltd.	82,232	1,333,803
Ocean Rig UDW, Inc.*	406,900	6,555,159
Oil States International, Inc.*	2,125	173,336
Patterson-UTI Energy, Inc.	41,390	986,738
Rowan Cos., plc, Class A*	35,177	1,243,859
RPC, Inc.	2,196	33,313
SEACOR Holdings, Inc.	3,113	229,366
Superior Energy Services, Inc.*	44,626	1,158,937
Tidewater, Inc.	14,580	736,290
Trican Well Service Ltd.	466,400	6,840,931
Unit Corp.*	13,757	626,631

		24,983,741

Oil, Gas & Consumable Fuels (4.6%)
Alpha Natural Resources, Inc.*	62,398	512,288
Cheniere Energy, Inc.*	21,013	588,364
Chesapeake Energy Corp.	187,729	3,831,549
Cimarex Energy Co.	24,286	1,832,136
Cobalt International Energy, Inc.*	434,524	12,253,577
CONSOL Energy, Inc.	152,050	5,116,482
Denbury Resources, Inc.*	110,819	2,066,774
Energen Corp.	20,489	1,065,633
EQT Corp.	37,338	2,529,649
EXCO Resources, Inc.	35,109	250,327
HollyFrontier Corp.	58,660	3,018,057
Japan Petroleum Exploration Co.	68,000	2,669,145
Laredo Petroleum Holdings, Inc.*	447	8,176
Marathon Petroleum Corp.	96,591	8,654,554
Murphy Oil Corp.	55,028	3,506,934
Newfield Exploration Co.*	158,820	3,560,744
Noble Energy, Inc.	39,207	4,534,682
Peabody Energy Corp.	77,297	1,634,832
Pioneer Natural Resources Co.	6,259	777,681
Plains Exploration & Production Co.*	36,579	1,736,405
QEP Resources, Inc.	243,530	7,753,995
SandRidge Energy, Inc.*	139,187	733,515
SM Energy Co.	3,035	179,733
Southwestern Energy Co.*	64,768	2,413,256
Teekay Corp.	10,280	369,669
Tesoro Corp.	39,808	2,330,758
Ultra Petroleum Corp.*	43,461	873,566
Valero Energy Corp.	156,735	7,129,875
Whiting Petroleum Corp.*	28,587	1,453,363
World Fuel Services Corp.	13,847	550,003
WPX Energy, Inc.*	56,475	904,730

		84,840,452

Total Energy		109,824,193

Financials (19.8%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	3,695	567,441
American Capital Ltd.*	89,452	1,305,552
Ameriprise Financial, Inc.	58,788	4,329,736
Ares Capital Corp.	70,252	1,271,561
E*TRADE Financial Corp.*	81,209	869,748
Federated Investors, Inc., Class B	4,317	102,183
Invesco Ltd.	264,634	7,663,801
Janus Capital Group, Inc.	53,396	501,922
Legg Mason, Inc.	37,323	1,199,935
LPL Financial Holdings, Inc.	1,945	62,707
Northern Trust Corp.	61,097	3,333,452
Raymond James Financial, Inc.	32,211	1,484,927
TD Ameritrade Holding Corp.	65,712	1,354,982

		24,047,947

Commercial Banks (4.3%)
Associated Banc-Corp.	49,469	751,434
Bank of Hawaii Corp.	12,895	655,195
BankUnited, Inc.	233,761	5,988,957
BOK Financial Corp.	7,294	454,416
CapitalSource, Inc.	59,921	576,440
CIT Group, Inc.*	56,965	2,476,838
City National Corp./California	13,262	781,264
Comerica, Inc.	290,399	10,439,844
Commerce Bancshares, Inc./Missouri	22,409	914,960
Cullen/Frost Bankers, Inc.	15,139	946,642
East West Bancorp, Inc.	40,961	1,051,469
Fifth Third Bancorp	260,792	4,253,518
First Citizens BancShares, Inc./North
Carolina, Class A	1,350	246,645
First Horizon National Corp.	71,848	767,337
First Midwest Bancorp, Inc./Illinois	278,907	3,703,885
First Niagara Financial Group, Inc.	100,234	888,073
First Republic Bank/California	28,895	1,115,925
Fulton Financial Corp.	56,878	665,473
Huntington Bancshares, Inc./Ohio	245,366	1,813,255
IBERIABANK Corp.	79,400	3,971,588
KeyCorp	270,368	2,692,865
M&T Bank Corp.	35,869	3,700,246
Popular, Inc.*	125,330	3,460,361
Regions Financial Corp.	1,354,884	11,096,500
Signature Bank/New York*	11,440	901,014
SunTrust Banks, Inc.	152,547	4,394,879
SVB Financial Group*	12,567	891,503
Synovus Financial Corp.	222,813	617,192
TCF Financial Corp.	45,940	687,262
Valley National Bancorp	55,875	572,160
Zions Bancorp	312,982	7,821,420

		79,298,560

Consumer Finance (0.1%)
SLM Corp.	131,097	2,684,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	3,345	$123,564
Interactive Brokers Group, Inc., Class A	11,284	168,244
Leucadia National Corp.	75,286	2,065,095
NASDAQ OMX Group, Inc.	32,995	1,065,739
NYSE Euronext	72,050	2,784,012
PHH Corp.*	199,700	4,385,412

		10,592,066

Insurance (6.0%)
Alleghany Corp.*	4,796	1,898,832
Allied World Assurance Co. Holdings AG	5,047	467,958
American Financial Group, Inc./Ohio	22,550	1,068,419
American National Insurance Co.	2,038	177,041
Aon plc	84,670	5,207,205
Arch Capital Group Ltd.*	34,134	1,794,424
Aspen Insurance Holdings Ltd.	20,337	784,602
Assurant, Inc.	23,037	1,036,895
Assured Guaranty Ltd.	48,686	1,003,418
Axis Capital Holdings Ltd.	29,293	1,219,175
Brown & Brown, Inc.	30,266	969,723
Cincinnati Financial Corp.	41,426	1,954,893
CNA Financial Corp.	7,478	244,456
Endurance Specialty Holdings Ltd.	11,025	527,105
Everest Reinsurance Group Ltd.	66,365	8,618,159
Fidelity National Financial, Inc., Class A	63,230	1,595,293
Genworth Financial, Inc., Class A*	139,287	1,392,870
Hanover Insurance Group, Inc.	145,154	7,211,251
Hartford Financial Services Group, Inc.	124,939	3,223,426
HCC Insurance Holdings, Inc.	28,670	1,205,000
Kemper Corp.	13,958	455,170
Lincoln National Corp.	80,962	2,640,171
Markel Corp.*	2,735	1,377,073
MBIA, Inc.*	40,082	411,642
Mercury General Corp.	7,587	287,775
Old Republic International Corp.	73,730	937,108
PartnerReinsurance Ltd.	17,351	1,615,552
Principal Financial Group, Inc.	324,638	11,047,431
ProAssurance Corp.	17,429	824,915
Progressive Corp.	173,235	4,377,648
Protective Life Corp.	23,033	824,581
Reinsurance Group of America, Inc.	217,212	12,961,040
RenaissanceReinsurance Holdings Ltd.	12,540	1,153,555
StanCorp Financial Group, Inc.	12,571	537,536
Torchmark Corp.	26,474	1,583,145
Unum Group	550,825	15,560,806
Validus Holdings Ltd.	25,164	940,379
W. R. Berkley Corp.	31,428	1,394,460
White Mountains Insurance Group Ltd.	1,599	906,825
XL Group plc	373,781	11,325,564

		112,762,521

Real Estate Investment Trusts (REITs) (6.3%)
Alexandria Real Estate Equities, Inc. (REIT)	17,586	1,248,254
American Assets Trust, Inc. (REIT)	199,634	6,390,284
American Campus Communities, Inc. (REIT)	26,382	1,196,160
American Capital Agency Corp. (REIT)	112,412	3,684,865
Annaly Capital Management, Inc. (REIT)	276,262	4,389,803
Apartment Investment & Management Co. (REIT), Class A	11,666	357,680
AvalonBay Communities, Inc. (REIT)	32,421	4,106,768
BioMed Realty Trust, Inc. (REIT)	47,991	1,036,606
Boston Properties, Inc. (REIT)	35,284	3,565,801
Brandywine Realty Trust (REIT)	40,584	602,672
BRE Properties, Inc. (REIT)	15,619	760,333
Camden Property Trust (REIT)	5,919	406,517
CBL & Associates Properties, Inc. (REIT)	42,222	996,439
Chimera Investment Corp. (REIT)	291,910	931,193
CommonWealth REIT (REIT)	33,575	753,423
Corporate Office Properties Trust/Maryland (REIT)	22,886	610,598
Corrections Corp. of America (REIT)	28,319	1,106,423
DDR Corp. (REIT)	67,292	1,172,227
Douglas Emmett, Inc. (REIT)	39,673	989,048
Duke Realty Corp. (REIT)	90,954	1,544,399
Equity Lifestyle Properties, Inc. (REIT)	100,136	7,690,445
Extra Space Storage, Inc. (REIT)	11,592	455,218
Federal Realty Investment Trust (REIT)	3,893	420,600
General Growth Properties, Inc. (REIT)	149,629	2,974,625
Hatteras Financial Corp. (REIT)	218,505	5,993,592
HCP, Inc. (REIT)	119,188	5,942,714
Health Care REIT, Inc. (REIT)	73,426	4,986,360
Home Properties, Inc. (REIT)	6,765	429,036
Hospitality Properties Trust (REIT)	39,646	1,087,886
Host Hotels & Resorts, Inc. (REIT)	203,813	3,564,689
Kilroy Realty Corp. (REIT)	19,527	1,023,215
Kimco Realty Corp. (REIT)	115,430	2,585,632
Liberty Property Trust (REIT)	29,342	1,166,345
Macerich Co. (REIT)	37,603	2,420,881
Mack-Cali Realty Corp. (REIT)	24,981	714,706
MFA Financial, Inc. (REIT)	101,438	945,402
Mid-America Apartment Communities, Inc. (REIT)	646	44,613
National Retail Properties, Inc. (REIT)	32,856	1,188,402
Piedmont Office Realty Trust, Inc. (REIT), Class A	49,085	961,575
Post Properties, Inc. (REIT)	9,027	425,172
Prologis, Inc. (REIT)	130,515	5,217,990
Rayonier, Inc. (REIT)	7,215	430,519
Realty Income Corp. (REIT)	55,632	2,522,911
Regency Centers Corp. (REIT)	10,139	536,454
Retail Properties of America, Inc. (REIT), Class A	24,100	356,680
Senior Housing Properties Trust (REIT)	53,276	1,429,395
SL Green Realty Corp. (REIT)	25,389	2,186,247
Taubman Centers, Inc. (REIT)	11,470	890,760
UDR, Inc. (REIT)	70,067	1,694,921
Ventas, Inc. (REIT)	81,937	5,997,788
Vornado Realty Trust (REIT)	52,620	4,401,137
Weingarten Realty Investors (REIT)	34,335	1,083,269
Weyerhaeuser Co. (REIT)	291,770	9,155,743

		116,774,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.8%)
Alexander & Baldwin, Inc.*	11,117	$397,433
BR Properties S.A.	520,900	5,794,795
Forest City Enterprises, Inc., Class A*	358,985	6,379,163
Howard Hughes Corp.*	7,771	651,288
Iguatemi Empresa de Shopping Centers S.A.	36,100	454,477
Jones Lang LaSalle, Inc.	12,393	1,231,988
Realogy Holdings Corp.*	10,363	506,129
St. Joe Co.*	16,301	346,396

		15,761,669

Thrifts & Mortgage Finance (0.4%)
Beneficial Mutual Bancorp, Inc.*	111,815	1,151,694
Capitol Federal Financial, Inc.	43,315	522,812
EverBank Financial Corp.	94,200	1,450,680
Hudson City Bancorp, Inc.	149,604	1,292,579
New York Community Bancorp, Inc.	124,612	1,788,182
People’s United Financial, Inc.	74,738	1,004,479
TFS Financial Corp.*	22,754	246,426
Washington Federal, Inc.	30,275	529,812

		7,986,664

Total Financials		369,908,709

Health Care (5.5%)
Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	22,767	581,242
Boston Scientific Corp.*	1,103,057	8,614,875
CareFusion Corp.*	62,954	2,202,760
Cooper Cos., Inc.	9,446	1,019,035
DENTSPLY International, Inc.	22,317	946,687
Hill-Rom Holdings, Inc.	17,578	619,097
Hologic, Inc.*	75,083	1,696,876
Sirona Dental Systems, Inc.*	12,880	949,642
St. Jude Medical, Inc.	18,374	743,045
Teleflex, Inc.	11,597	980,063
Zimmer Holdings, Inc.	44,924	3,379,183

		21,732,505

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	129,300	6,652,485
Brookdale Senior Living, Inc.*	368,044	10,261,067
Cigna Corp.	81,734	5,097,750
Community Health Systems, Inc.	25,764	1,220,956
Coventry Health Care, Inc.	37,981	1,786,246
HCA Holdings, Inc.	16,451	668,404
Health Management Associates, Inc., Class A*	72,847	937,541
Health Net, Inc.*	23,593	675,232
Henry Schein, Inc.*	10,997	1,017,772
Humana, Inc.	46,286	3,198,826
LifePoint Hospitals, Inc.*	13,814	669,426
MEDNAX, Inc.*	13,937	1,249,173
Omnicare, Inc.	29,679	1,208,529
Patterson Cos., Inc.	1,902	72,352
Quest Diagnostics, Inc.	39,693	2,240,670
Tenet Healthcare Corp.*	27,590	1,312,732
Universal Health Services, Inc., Class B	63,678	4,067,114
VCA Antech, Inc.*	24,786	582,223
WellCare Health Plans, Inc.*	136,800	7,928,928

		50,847,426

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	48,548	659,767

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	5,761	725,886
Charles River Laboratories International, Inc.*	5,080	224,892
Covance, Inc.*	14,760	1,096,963
Life Technologies Corp.*	45,894	2,966,129
PerkinElmer, Inc.	32,261	1,085,260
QIAGEN N.V.*	66,848	1,409,156

		7,508,286

Pharmaceuticals (1.2%)
Almirall S.A.	839,276	10,489,303
Endo Health Solutions, Inc.*	11,686	359,461
Forest Laboratories, Inc.*	75,365	2,866,885
Hospira, Inc.*	46,788	1,536,050
Mylan, Inc.*	9,314	269,547
UCB S.A.	98,945	6,316,266
Zoetis, Inc.*	8,476	283,098

		22,120,610

Total Health Care		102,868,594

Industrials (9.6%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	9,428	682,870
Engility Holdings, Inc.*	4,601	110,332
Esterline Technologies Corp.*	115,600	8,750,920
Exelis, Inc.	52,857	575,613
Huntington Ingalls Industries, Inc.	14,068	750,247
L-3 Communications Holdings, Inc.	25,577	2,069,691
Moog, Inc., Class A*	121,200	5,554,596
Spirit AeroSystems Holdings, Inc., Class A*	25,974	493,246
Teledyne Technologies, Inc.*	31,200	2,447,328
Textron, Inc.	74,577	2,223,140
Triumph Group, Inc.	9,340	733,190

		24,391,173

Air Freight & Logistics (0.0%)
Expeditors International of Washington, Inc.	5,776	206,261
UTi Worldwide, Inc.	29,335	424,771

		631,032

Airlines (0.7%)
Copa Holdings S.A., Class A	1,790	214,102
Delta Air Lines, Inc.*	630,086	10,402,720
Southwest Airlines Co.	166,453	2,243,786

		12,860,608

Building Products (0.2%)
Fortune Brands Home & Security, Inc.*	37,765	1,413,544
Owens Corning, Inc.*	34,458	1,358,679

		2,772,223

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	29,364	1,264,707
Cintas Corp.	16,299	719,275
Covanta Holding Corp.	28,671	577,721
Iron Mountain, Inc.	3,206	116,410
KAR Auction Services, Inc.	8,231	164,867
Pitney Bowes, Inc.	18,443	274,063
R.R. Donnelley & Sons Co.	51,074	615,442
Republic Services, Inc.	86,011	2,838,363
Waste Connections, Inc.	32,886	1,183,238

		7,754,086

Construction & Engineering (1.2%)
AECOM Technology Corp.*	29,725	974,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	113,019	$7,018,480
Fluor Corp.	12,167	807,037
Jacobs Engineering Group, Inc.*	36,556	2,055,909
KBR, Inc.	250,343	8,031,003
Quanta Services, Inc.*	59,303	1,694,880
URS Corp.	21,516	1,020,074

		21,602,363

Electrical Equipment (1.0%)
Eaton Corp. plc	106,629	6,531,026
General Cable Corp.*	13,238	484,908
GrafTech International Ltd.*	33,365	256,243
Hubbell, Inc., Class B	112,186	10,894,383
Regal-Beloit Corp.	11,897	970,319

		19,136,879

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	16,032	1,086,809

Machinery (3.5%)
AGCO Corp.	146,539	7,637,613
Barnes Group, Inc.	332,742	9,626,226
CNH Global N.V.	7,877	325,478
Colfax Corp.*	9,686	450,786
Crane Co.	13,914	777,236
Dover Corp.	119,017	8,673,959
Flowserve Corp.	1,051	176,263
Gardner Denver, Inc.	14,189	1,065,736
Harsco Corp.	22,817	565,177
IDEX Corp.	19,239	1,027,747
Ingersoll-Rand plc	15,286	840,883
ITT Corp.	19,976	567,918
Kennametal, Inc.	22,752	888,238
Manitowoc Co., Inc.	8,916	183,313
Navistar International Corp.*	20,094	694,650
Nordson Corp.	1,330	87,714
Oshkosh Corp.*	25,964	1,103,210
PACCAR, Inc.	78,249	3,956,269
Parker Hannifin Corp.	23,566	2,158,174
Pentair Ltd. (Registered)	279,248	14,730,332
Snap-on, Inc.	13,187	1,090,565
SPX Corp.	9,303	734,565
Stanley Black & Decker, Inc.	45,417	3,677,414
Terex Corp.*	31,280	1,076,658
Timken Co.	22,574	1,277,237
Trinity Industries, Inc.	22,804	1,033,705
WABCO Holdings, Inc.*	1,314	92,755
Xylem, Inc.	46,803	1,289,891

		65,809,712

Marine (0.0%)
Kirby Corp.*	4,099	314,803
Matson, Inc.	11,117	273,478

		588,281

Professional Services (0.2%)
Dun & Bradstreet Corp.	3,795	317,452
Equifax, Inc.	3,411	196,439
Manpower, Inc.	22,717	1,288,508
Nielsen Holdings N.V.	25,951	929,565
Towers Watson & Co., Class A	17,203	1,192,512
Verisk Analytics, Inc., Class A*	5,704	351,538

		4,276,014

Road & Rail (0.1%)
Con-way, Inc.	7,146	251,611
Hertz Global Holdings, Inc.*	30,548	679,998
Kansas City Southern	6,883	763,325
Ryder System, Inc.	14,574	870,796

		2,565,730

Trading Companies & Distributors (0.9%)
Air Lease Corp.	19,094	559,836
GATX Corp.	13,266	689,434
MRC Global, Inc.*	2,493	82,095
Rexel S.A.	144,563	3,154,870
WESCO International, Inc.*	164,587	11,950,662

		16,436,897

Total Industrials		179,911,807

Information Technology (7.7%)
Communications Equipment (0.3%)
Brocade Communications Systems, Inc.*	130,458	752,743
EchoStar Corp., Class A*	8,098	315,579
Harris Corp.	22,653	1,049,740
JDS Uniphase Corp.*	65,727	878,770
Juniper Networks, Inc.*	150,210	2,784,894
Palo Alto Networks, Inc.*	502	28,413
Polycom, Inc.*	50,505	559,595

		6,369,734

Computers & Peripherals (0.9%)
Diebold, Inc.	16,451	498,794
Lexmark International, Inc., Class A	18,294	482,962
NetApp, Inc.*	33,827	1,155,530
SanDisk Corp.*	241,361	13,274,855
Stratasys Ltd.*	4,774	354,326
Western Digital Corp.	37,363	1,878,612

		17,645,079

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	337,815	13,722,045
Avnet, Inc.*	38,874	1,407,239
AVX Corp.	13,598	161,816
Dolby Laboratories, Inc., Class A	5,665	190,117
FLIR Systems, Inc.	7,809	203,112
Ingram Micro, Inc., Class A*	43,303	852,203
Itron, Inc.*	11,319	525,202
Jabil Circuit, Inc.	43,018	794,973
Molex, Inc.	39,122	1,145,492
Tech Data Corp.*	10,695	487,799
Vishay Intertechnology, Inc.*	37,419	509,273

		19,999,271

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	3,858	136,149
AOL, Inc.*	16,755	644,900
IAC/InterActiveCorp.	18,912	844,988
VeriSign, Inc.*	3,581	169,309

		1,795,346

IT Services (0.7%)
Amdocs Ltd.	47,875	1,735,469
Booz Allen Hamilton Holding Corp.	230,808	3,102,059
Computer Sciences Corp.	44,027	2,167,449
CoreLogic, Inc.*	27,601	713,762
DST Systems, Inc.	7,927	564,957
Fidelity National Information Services, Inc.	71,164	2,819,518
Fiserv, Inc.*	6,688	587,407
Genpact Ltd.	7,066	128,531
Paychex, Inc.	6,244	218,977
SAIC, Inc.	51,967	704,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Total System Services, Inc.	6,519	$161,541

		12,903,823

Office Electronics (0.2%)
Xerox Corp.	360,613	3,101,272
Zebra Technologies Corp., Class A*	12,369	582,951

		3,684,223

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	77,364	3,596,652
Applied Materials, Inc.	339,492	4,576,352
Atmel Corp.*	115,472	803,685
Avago Technologies Ltd.	284,377	10,214,822
Cree, Inc.*	32,915	1,800,780
Cypress Semiconductor Corp.*	16,688	184,069
Fairchild Semiconductor International, Inc.*	36,056	509,832
Freescale Semiconductor Ltd.*	878	13,073
KLA-Tencor Corp.	47,464	2,503,251
Lam Research Corp.*	31,497	1,305,866
Marvell Technology Group Ltd.	124,279	1,314,872
Maxim Integrated Products, Inc.	41,388	1,351,318
Micron Technology, Inc.*	280,722	2,801,606
Microsemi Corp.*	384,500	8,908,865
NVIDIA Corp.	175,533	2,250,333
ON Semiconductor Corp.*	128,635	1,065,098
PMC-Sierra, Inc.*	59,050	400,949
Silicon Laboratories, Inc.*	1,064	44,007
Skyworks Solutions, Inc.*	97,957	2,157,993
Teradyne, Inc.*	584,068	9,473,583

		55,277,006

Software (1.4%)
Activision Blizzard, Inc.	120,186	1,751,110
CA, Inc.	94,915	2,389,011
Check Point Software Technologies Ltd.*	147,800	6,945,122
Compuware Corp.*	58,670	733,375
Electronic Arts, Inc.*	85,113	1,506,500
Rovi Corp.*	23,296	498,767
ServiceNow, Inc.*	1,063	38,481
Symantec Corp.*	192,665	4,754,972
Synopsys, Inc.*	40,397	1,449,444
Verint Systems, Inc.*	137,300	5,018,315
Workday, Inc., Class A*	1,699	104,709

		25,189,806

Total Information Technology		142,864,288

Materials (5.2%)
Chemicals (2.1%)
Albemarle Corp.	11,015	688,658
Ashland, Inc.	22,267	1,654,438
Cabot Corp.	134,959	4,615,598
Celanese Corp.	147,300	6,488,565
CF Industries Holdings, Inc.	14,485	2,757,509
Cytec Industries, Inc.	13,067	968,003
Eastman Chemical Co.	7,786	544,008
Huntsman Corp.	54,329	1,009,976
Incitec Pivot Ltd.	829,321	2,668,053
Intrepid Potash, Inc.	7,976	149,630
Kronos Worldwide, Inc.	5,780	90,457
Methanex Corp.	304,900	12,388,087
Rockwood Holdings, Inc.	13,643	892,798
RPM International, Inc.	22,861	721,950
Scotts Miracle-Gro Co., Class A	1,394	60,277
W.R. Grace & Co.*	1,818	140,913
Westlake Chemical Corp.	4,348	406,538
Yingde Gases Group Co., Ltd.	3,085,500	3,438,248

		39,683,706

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	6,350	647,827
Vulcan Materials Co.	36,711	1,897,959

		2,545,786

Containers & Packaging (1.4%)
AptarGroup, Inc.	12,576	721,234
Bemis Co., Inc.	29,208	1,178,835
Crown Holdings, Inc.*	32,054	1,333,767
Greif, Inc., Class A	8,886	476,467
MeadWestvaco Corp.	49,067	1,781,132
Owens-Illinois, Inc.*	135,447	3,609,662
Packaging Corp. of America	242,078	10,862,040
Rexam plc	243,329	1,950,306
Rock-Tenn Co., Class A	17,719	1,644,146
Sealed Air Corp.	54,996	1,325,954
Sonoco Products Co.	28,580	1,000,014

		25,883,557

Metals & Mining (1.0%)
Alcoa, Inc.	302,582	2,577,999
Allegheny Technologies, Inc.	30,436	965,125
AuRico Gold, Inc.*	334,100	2,101,489
Carpenter Technology Corp.	11,594	571,468
Cliffs Natural Resources, Inc.	45,261	860,412
Commercial Metals Co.	32,849	520,657
Molycorp, Inc.*	20,329	105,711
New Gold, Inc.*	395,200	3,596,320
Nucor Corp.	89,867	4,147,362
Reliance Steel & Aluminum Co.	21,287	1,514,996
Steel Dynamics, Inc.	48,845	775,170
Tahoe Resources, Inc.*	17,794	312,996
United States Steel Corp.	40,945	798,427
Walter Energy, Inc.	17,702	504,507

		19,352,639

Paper & Forest Products (0.5%)
Domtar Corp.	9,716	754,156
International Paper Co.	123,979	5,774,942
Louisiana-Pacific Corp.*	150,200	3,244,320

		9,773,418

Total Materials		97,239,106

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	282,786	1,125,488
Level 3 Communications, Inc.*	22,372	453,928
Windstream Corp.	67,666	537,945

		2,117,361

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	99,257	321,593
MetroPCS Communications, Inc.*	86,289	940,550
NII Holdings, Inc.*	48,657	210,685
Sprint Nextel Corp.*	850,128	5,279,295
Telephone & Data Systems, Inc.	26,903	566,846
U.S. Cellular Corp.*	3,882	139,752

		7,458,721

Total Telecommunication Services		9,576,082

Utilities (6.2%)
Electric Utilities (2.7%)
Edison International	92,357	4,647,404
Entergy Corp.	50,203	3,174,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Great Plains Energy, Inc.	187,145	$4,339,893
Hawaiian Electric Industries, Inc.	27,475	761,332
Northeast Utilities	208,284	9,052,023
NV Energy, Inc.	537,453	10,765,184
OGE Energy Corp.	27,934	1,954,821
Pepco Holdings, Inc.	64,667	1,383,874
Pinnacle West Capital Corp.	31,066	1,798,411
PPL Corp.	164,424	5,148,115
Westar Energy, Inc.	123,147	4,086,017
Xcel Energy, Inc.	138,018	4,099,135

		51,211,047

Gas Utilities (0.8%)
AGL Resources, Inc.	33,233	1,394,124
Atmos Energy Corp.	25,510	1,089,022
National Fuel Gas Co.	20,534	1,259,761
Questar Corp.	39,246	954,855
UGI Corp.	263,127	10,101,446

		14,799,208

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	182,018	2,287,966
Calpine Corp.*	108,443	2,233,926
NRG Energy, Inc.	91,255	2,417,345

		6,939,237

Multi-Utilities (2.1%)
Alliant Energy Corp.	151,633	7,608,944
Ameren Corp.	68,827	2,410,322
CenterPoint Energy, Inc.	121,208	2,904,144
CMS Energy Corp.	74,214	2,073,539
DTE Energy Co.	48,207	3,294,466
Integrys Energy Group, Inc.	22,177	1,289,814
MDU Resources Group, Inc.	53,491	1,336,740
NiSource, Inc.	87,866	2,577,989
SCANA Corp.	33,257	1,701,428
Sempra Energy	68,318	5,461,341
TECO Energy, Inc.	61,098	1,088,766
Vectren Corp.	23,312	825,711
Wisconsin Energy Corp.	183,971	7,890,516

		40,463,720

Water Utilities (0.2%)
American Water Works Co., Inc.	49,991	2,071,627
Aqua America, Inc.	34,955	1,098,985

		3,170,612

Total Utilities		116,583,824

Total Common Stocks (69.7%) (Cost $959,921,288)		1,301,319,130

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.1%)
iShares Core S&P Mid-Cap ETF	3,855	443,595
iShares Morningstar Mid Core Index Fund	6,466	719,472
iShares Morningstar Mid Growth Index Fund	3,530	417,952
iShares Morningstar Mid Value Index Fund‡	220,437	20,840,114
iShares Russell Midcap Growth Index Fund	5,854	409,019
iShares Russell Midcap Index Fund	5,105	649,815
iShares Russell Midcap Value Index Fund	1,502,575	85,646,775
iShares S&P MidCap 400 Growth Index Fund	3,400	435,676
iShares S&P MidCap 400/BARRA Value Index Fund	495,921	50,033,470
SPDR S&P 400 MidCap Value ETF‡	23,094	1,585,634
Vanguard Mid-Cap Value Index Fund	703,300	47,254,727

Total Investment Companies (11.1%) (Cost $140,943,596)		208,436,249

Total Investments (80.8%) (Cost $1,100,864,884)		1,509,755,379
Other Assets Less Liabilities (19.2%)		357,824,207

Net Assets (100%)		$1,867,579,586

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
iShares Morningstar Mid Value Index Fund	$18,152,987	$—	$—	$20,840,114	$104,439	$—
SPDR S&P 400 MidCap Value ETF	1,382,176	—	—	1,585,634	4,187	—

	$19,535,163	$—	$—	$22,425,748	$108,626	$—

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	924	June-13	$85,287,251	$87,678,360	$2,391,109
S&P 500 E-Mini Index	1,103	June-13	84,505,757	86,182,905	1,677,148
S&P MidCap 400 E-Mini Index	1,525	June-13	169,776,018	175,527,500	5,751,482

					$9,819,739

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$110,940,463	$8,264,534	$—	$119,204,997
Consumer Staples	51,302,282	2,035,248	—	53,337,530
Energy	107,155,048	2,669,145	—	109,824,193
Financials	369,908,709	—	—	369,908,709
Health Care	86,063,025	16,805,569	—	102,868,594
Industrials	176,756,937	3,154,870	—	179,911,807
Information Technology	142,864,288	—	—	142,864,288
Materials	88,706,032	8,533,074	—	97,239,106
Telecommunication Services	9,576,082	—	—	9,576,082
Utilities	116,583,824	—	—	116,583,824
Futures	9,819,739	—	—	9,819,739
Investment Companies
Exchange Traded Funds (ETFs)	208,436,249	—	—	208,436,249

Total Assets	$1,478,112,678	$41,462,440	$—	$1,519,575,118

Total Liabilities	$—	$—	$—	$—

Total	$1,478,112,678	$41,462,440	$—	$1,519,575,118

(a)	Securities with a market value of $6,249,272 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

(b)	A security with a market value of $476,467 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks - Materials†
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

†	Securities held with $0 market value were sold during the period.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,929,113
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$143,008,102

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$406,823,998
Aggregate gross unrealized depreciation	(31,000,321)

Net unrealized appreciation	$375,823,677

Federal income tax cost of investments	$1,133,931,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (13.2%)
Bank of Montreal/Illinois
0.19%, 5/15/13	$35,000,000	$35,000,000
State Street Bank and Trust Co.
0.18%, 4/9/13	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
0.23%, 6/6/13	35,000,000	35,000,000
Sumitomo Mitsui Trust Bank Ltd./New York
0.24%, 6/10/13	35,000,000	35,000,000
Toronto-Dominion Bank/New York
0.16%, 5/6/13	35,000,000	35,000,000

Total Certificates of Deposit		175,000,000

Commercial Paper (47.6%)
Australia & New Zealand Banking Group Ltd.
0.17%, 6/3/13(n)(p)	35,000,000	34,989,587
Bank of Nova Scotia/New York
0.00%, 4/1/13(p)	55,000,000	55,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.20%, 6/4/13(p)	35,000,000	34,987,556
Bristol-Myers Squibb Co.
0.10%, 4/12/13(n)(p)	35,000,000	34,998,824
Coca-Cola Co.
0.14%, 6/20/13(n)(p)	35,000,000	34,989,111
Commonwealth Bank of Australia
0.18%, 5/31/13(n)(p)	35,000,000	34,989,500
General Electric Capital Corp.
0.00%, 4/1/13(p)	25,000,000	25,000,000
0.11%, 5/28/13(p)	35,000,000	34,993,904
Google, Inc.
0.13%, 6/11/13(n)(p)	35,000,000	34,991,026
HSBC USA, Inc.
0.00%, 4/1/13(p)	40,000,000	40,000,000
Market Street Funding LLC
0.18%, 6/19/13(n)(p)	35,000,000	34,986,175
Merck & Co., Inc.
0.11%, 5/3/13(n)(p)	35,000,000	34,996,578
MetLife Short Term Funding LLC
0.00%, 4/1/13(n)(p)	35,000,000	35,000,000
Mizuho Funding LLC
0.23%, 6/6/13(n)(p)	35,000,000	34,984,921
National Australia Funding Delaware, Inc.
0.17%, 5/28/13(n)(p)	35,000,000	34,990,302
Nestle Capital Corp.
0.11%, 4/23/13(n)(p)	35,000,000	34,997,647
Oracle Corp.
0.42%, 4/15/13(p)	22,043,000	22,084,147
Walt Disney Co.
0.10%, 5/17/13(n)(p)	35,000,000	34,995,528

Total Commercial Paper		631,974,806

Government Securities (34.6%)
Federal Home Loan Mortgage Corp.
0.12%, 6/3/13(o)(p)	50,000,000	49,989,237
U.S. Treasury Bills
0.06%, 4/11/13(p)	80,000,000	79,998,639
0.04%, 4/18/13(p)	16,000,000	15,999,660
0.06%, 4/25/13(p)	85,000,000	84,996,600
0.06%, 5/9/13(p)	40,000,000	39,997,255
0.11%, 5/23/13(p)	58,000,000	57,990,366
0.10%, 7/25/13(p)	30,000,000	29,990,800
0.10%, 8/1/13(p)	40,000,000	39,985,767
0.10%, 9/19/13(p)	60,000,000	59,970,075

Total Government Securities		458,918,399

Time Deposit (4.1%)
Canadian Imperial Bank of Commerce/Cayman Islands
0.11%, 4/1/13	55,000,000	55,000,000

Total Investments (99.5%)
(Amortized Cost $1,320,893,205)		1,320,893,205
Other Assets Less Liabilities (0.5%)		6,788,720

Net Assets (100%)		$1,327,681,925

Federal Income Tax Cost of Investments		$1,320,893,205

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,320,893,205	$—	$1,320,893,205

Total Assets	$—	$1,320,893,205	$—	$1,320,893,205

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,320,893,205	$—	$1,320,893,205

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (1.5%)
Johnson Controls, Inc.	162,221	$5,689,090

Hotels, Restaurants & Leisure (3.8%)
McDonald’s Corp.	57,208	5,703,066
Starbucks Corp.	151,800	8,646,528

		14,349,594

Specialty Retail (4.1%)
Bed Bath & Beyond, Inc.*	107,821	6,945,829
TJX Cos., Inc.	179,400	8,386,950

		15,332,779

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	158,700	9,364,887

Total Consumer Discretionary		44,736,350

Consumer Staples (24.7%)
Beverages (6.6%)
Coca-Cola Co.	397,300	16,066,812
PepsiCo, Inc.	112,440	8,895,129

		24,961,941

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	87,100	9,242,181

Food Products (5.7%)
Mondelez International, Inc., Class A	443,500	13,575,535
Unilever N.V. (N.Y. Shares)	188,000	7,708,000

		21,283,535

Household Products (5.9%)
Colgate-Palmolive Co.	106,253	12,541,041
Procter & Gamble Co.	126,096	9,716,958

		22,257,999

Tobacco (4.0%)
Philip Morris International, Inc.	163,100	15,121,001

Total Consumer Staples		92,866,657

Energy (6.6%)
Energy Equipment & Services (4.4%)
Cameron International Corp.*	164,900	10,751,480
Schlumberger Ltd.	75,252	5,635,622

		16,387,102

Oil, Gas & Consumable Fuels (2.2%)
Occidental Petroleum Corp.	106,200	8,322,894

Total Energy		24,709,996

Financials (5.1%)
Commercial Banks (3.5%)
Wells Fargo & Co.	352,600	13,042,674

Consumer Finance (1.6%)
American Express Co.	90,300	6,091,638

Total Financials		19,134,312

Health Care (17.6%)
Biotechnology (2.9%)
Biogen Idec, Inc.*	56,100	10,822,251

Health Care Equipment & Supplies (5.9%)
Abbott Laboratories	373,350	13,186,722
Stryker Corp.	136,395	8,898,410

		22,085,132

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	177,100	9,111,795

Pharmaceuticals (6.4%)
Allergan, Inc.	108,200	12,078,366
Sanofi S.A. (ADR)	232,000	11,850,560

		23,928,926

Total Health Care		65,948,104

Industrials (7.1%)
Air Freight & Logistics (3.4%)
United Parcel Service, Inc., Class B	146,800	12,610,120

Industrial Conglomerates (3.7%)
General Electric Co.	601,600	13,908,992

Total Industrials		26,519,112

Information Technology (20.0%)
Communications Equipment (6.2%)
Juniper Networks, Inc.*	406,014	7,527,499
QUALCOMM, Inc.	236,700	15,847,065

		23,374,564

Computers & Peripherals (2.6%)
Apple, Inc.	7,849	3,474,203
EMC Corp.*	254,600	6,082,394

		9,556,597

Internet Software & Services (4.7%)
eBay, Inc.*	144,200	7,818,524
Google, Inc., Class A*	12,587	9,994,456

		17,812,980

IT Services (4.5%)
Accenture plc, Class A	78,200	5,940,854
Visa, Inc., Class A	64,300	10,920,712

		16,861,566

Software (2.0%)
Oracle Corp.	228,800	7,399,392

Total Information Technology		75,005,099

Materials (3.9%)
Chemicals (3.9%)
Monsanto Co.	139,600	14,745,948

Total Materials		14,745,948

Total Investments (96.9%)
(Cost $269,053,425)		363,665,578
Other Assets Less Liabilities (3.1%)		11,654,225

Net Assets (100%)		$375,319,803

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,736,350	$—	$—	$44,736,350
Consumer Staples	92,866,657	—	—	92,866,657
Energy	24,709,996	—	—	24,709,996
Financials	19,134,312	—	—	19,134,312
Health Care	65,948,104	—	—	65,948,104
Industrials	26,519,112	—	—	26,519,112
Information Technology	75,005,099	—	—	75,005,099
Materials	14,745,948	—	—	14,745,948

Total Assets	$363,665,578	$—	$—	$363,665,578

Total Liabilities	$—	$—	$—	$—

Total	$363,665,578	$—	$—	$363,665,578

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,623,869
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,468,938

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,623,670
Aggregate gross unrealized depreciation	(335,274)

Net unrealized appreciation	$93,288,396

Federal income tax cost of investments	$270,377,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Automobiles (1.1%)
Tesla Motors, Inc.*	278,704	$10,560,095

Diversified Consumer Services (2.2%)
New Oriental Education & Technology Group, Inc. (ADR)	605,326	10,895,868
Weight Watchers International, Inc.	244,086	10,278,461

		21,174,329

Hotels, Restaurants & Leisure (2.5%)
Dunkin’ Brands Group, Inc.	410,491	15,138,908
Wyndham Worldwide Corp.	138,180	8,909,847

		24,048,755

Internet & Catalog Retail (1.6%)
Groupon, Inc.*	2,236,546	13,687,661
TripAdvisor, Inc.*	41,301	2,169,129

		15,856,790

Media (2.2%)
Aimia, Inc.	428,325	6,493,287
Morningstar, Inc.	218,022	15,244,098

		21,737,385

Multiline Retail (2.5%)
Dollar Tree, Inc.*	516,465	25,012,400

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	155,658	7,781,343

Total Consumer Discretionary		126,171,097

Consumer Staples (6.7%)
Beverages (1.5%)
Monster Beverage Corp.*	297,653	14,209,954

Food Products (5.2%)
D.E Master Blenders 1753 N.V.*	1,891,249	29,212,785
McCormick & Co., Inc. (Non-Voting)	74,013	5,443,656
Mead Johnson Nutrition Co.	210,160	16,276,892

		50,933,333

Total Consumer Staples		65,143,287

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Range Resources Corp.	315,426	25,562,123

Total Energy		25,562,123

Financials (11.5%)
Capital Markets (0.9%)
Greenhill & Co., Inc.	159,773	8,528,683

Diversified Financial Services (6.1%)
IntercontinentalExchange, Inc.*	101,146	16,493,878
McGraw-Hill Cos., Inc.	344,141	17,922,863
MSCI, Inc.*	754,509	25,600,491

		60,017,232

Insurance (4.5%)
Arch Capital Group Ltd.*	362,927	19,079,072
Progressive Corp.	973,771	24,607,193

		43,686,265

Total Financials		112,232,180

Health Care (10.7%)
Biotechnology (1.0%)
Ironwood Pharmaceuticals, Inc.*	533,631	9,760,111

Health Care Equipment & Supplies (2.1%)
Intuitive Surgical, Inc.*	41,595	20,431,048

Health Care Providers & Services (1.6%)
Qualicorp S.A.*	1,609,349	16,159,194

Health Care Technology (2.6%)
athenahealth, Inc.*	257,200	24,958,688

Life Sciences Tools & Services (3.4%)
Illumina, Inc.*	576,283	31,119,282
Techne Corp.	37,527	2,546,207

		33,665,489

Total Health Care		104,974,530

Industrials (15.9%)
Commercial Services & Supplies (7.8%)
Covanta Holding Corp.	679,047	13,682,797
Edenred	1,141,213	37,346,914
Stericycle, Inc.*	236,038	25,062,515

		76,092,226

Electrical Equipment (1.0%)
Sensata Technologies Holding N.V.*	296,270	9,738,395

Professional Services (7.1%)
IHS, Inc., Class A*	232,818	24,380,701
Intertek Group plc	285,002	14,693,260
Verisk Analytics, Inc., Class A*	488,937	30,133,188

		69,207,149

Total Industrials		155,037,770

Information Technology (29.3%)
Communications Equipment (4.0%)
Motorola Solutions, Inc.	614,478	39,345,026

Computers & Peripherals (0.5%)
3D Systems Corp.*	147,074	4,741,666

Electronic Equipment, Instruments & Components (1.0%)
Trimble Navigation Ltd.*	320,617	9,605,685

Internet Software & Services (10.7%)
Akamai Technologies, Inc.*	660,157	23,296,940
LinkedIn Corp., Class A*	150,527	26,501,784
MercadoLibre, Inc.	127,555	12,316,711
Qihoo 360 Technology Co., Ltd. (ADR)*	237,371	7,033,303
SINA Corp.*	88,762	4,312,946
Yandex N.V., Class A*	901,841	20,850,564
Youku Tudou, Inc. (ADR)*	617,298	10,352,087

		104,664,335

IT Services (2.7%)
Gartner, Inc.*	489,928	26,656,982

Semiconductors & Semiconductor Equipment (1.1%)
First Solar, Inc.*	395,161	10,653,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Software (9.3%)
Palantir Technologies, Inc. (ADR)(b)*†	573,031	$1,490,454
Salesforce.com, Inc.*	155,636	27,832,386
ServiceNow, Inc.*	148,212	5,365,274
Solera Holdings, Inc.	610,729	35,623,823
Splunk, Inc.*	151,317	6,057,219
Workday, Inc., Class A*	114,313	7,045,110
Zynga, Inc., Class A*	2,089,414	7,020,431

		90,434,697

Total Information Technology		286,101,932

Materials (5.3%)
Chemicals (2.8%)
Intrepid Potash, Inc.	118,964	2,231,765
Rockwood Holdings, Inc.	381,895	24,991,209

		27,222,974

Construction Materials (2.5%)
Martin Marietta Materials, Inc.	237,957	24,276,373

Total Materials		51,499,347

Utilities (3.3%)
Electric Utilities (3.3%)
Brookfield Infrastructure Partners LP	857,367	32,631,388

Total Utilities		32,631,388

Total Common Stocks (98.2%) (Cost $793,610,603)		959,353,654

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%(b)*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (98.2%) (Cost $797,124,734)		959,353,654
Other Assets Less Liabilities (1.8%)		17,168,344

Net Assets (100%)		$976,521,998

*	Non-income producing.

†	Securities (totaling $1,490,454 or 0.2% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$126,171,097	$—	$—	$126,171,097
Consumer Staples	35,930,502	29,212,785	—	65,143,287
Energy	25,562,123	—	—	25,562,123
Financials	112,232,180	—	—	112,232,180
Health Care	104,974,530	—	—	104,974,530
Industrials	102,997,596	52,040,174	—	155,037,770
Information Technology	284,611,478	—	1,490,454	286,101,932
Materials	51,499,347	—	—	51,499,347
Utilities	32,631,388	—	—	32,631,388
Preferred Stocks
Consumer Discretionary	—	—	—	—

Total Assets	$876,610,241	$81,252,959	$1,490,454	$959,353,654

Total Liabilities	$—	$—	$—	$—

Total	$876,610,241	$81,252,959	$1,490,454	$959,353,654

(a)	A security with a market value of $16,159,194 transferred from Level 2 to Level 1 since the beginning of the period because it is no longer valued using fair value factors based on third party vendor modeling tools.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Information Technology	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/12	$1,490,454	$358,441
Total gains or losses (realized/ unrealized) included in earnings	—	(358,441)
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/2013	$1,490,454	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/2013.	$—	$(358,441)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,021,609
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$163,487,076

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,879,980
Aggregate gross unrealized depreciation	(78,558,944)

Net unrealized appreciation	$164,321,036

Federal income tax cost of investments	$795,032,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.1%)
BorgWarner, Inc.*	1,694	$131,014
Delphi Automotive plc	4,384	194,649
Goodyear Tire & Rubber Co.*	3,757	47,376
International Automotive Components Group North America LLC(b)*†	131,577	46,052
Johnson Controls, Inc.	10,126	355,119

		774,210

Automobiles (0.6%)
Ford Motor Co.	58,306	766,724
General Motors Co.*	116,223	3,233,324
Harley-Davidson, Inc.	3,374	179,834

		4,179,882

Distributors (0.0%)
Genuine Parts Co.	2,273	177,294

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,410	24,520
H&R Block, Inc.	4,014	118,092

		142,612

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	6,621	227,100
Chipotle Mexican Grill, Inc.*	470	153,159
Darden Restaurants, Inc.	1,898	98,089
International Game Technology	3,854	63,591
Marriott International, Inc., Class A	3,727	157,391
McDonald’s Corp.	14,930	1,488,372
Starbucks Corp.	11,170	636,243
Starwood Hotels & Resorts Worldwide, Inc.	2,909	185,391
Wyndham Worldwide Corp.	2,024	130,507
Wynn Resorts Ltd.	1,165	145,811
Yum! Brands, Inc.	6,749	485,523

		3,771,177

Household Durables (0.1%)
D.R. Horton, Inc.	4,106	99,776
Garmin Ltd.	1,615	53,360
Harman International Industries, Inc.	1,073	47,888
Leggett & Platt, Inc.	2,258	76,275
Lennar Corp., Class A	2,485	103,078
Newell Rubbermaid, Inc.	4,262	111,238
PulteGroup, Inc.*	5,000	101,200
Whirlpool Corp.	1,176	139,309

		732,124

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	5,411	1,441,978
Expedia, Inc.	1,395	83,714
Netflix, Inc.*	830	157,210
priceline.com, Inc.*	738	507,692
TripAdvisor, Inc.*	1,627	85,450

		2,276,044

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,620	71,183
Mattel, Inc.	5,048	221,052

		292,235

Media (4.2%)
British Sky Broadcasting Group plc	261,240	3,504,990
Cablevision Systems Corp. - New York Group, Class A	3,115	46,600
CBS Corp., Class B	8,704	406,390
Comcast Corp., Class A	60,525	2,492,045
DIRECTV*	8,509	481,694
Discovery Communications, Inc., Class A*	3,644	286,928
Gannett Co., Inc.	3,418	74,752
Interpublic Group of Cos., Inc.	6,446	83,991
News Corp., Class A	29,779	908,855
News Corp., Class B	221,451	6,811,833
Omnicom Group, Inc.	3,933	231,654
Reed Elsevier plc	421,571	5,002,743
Scripps Networks Interactive, Inc., Class A	1,227	78,945
Time Warner Cable, Inc.	54,498	5,235,078
Time Warner, Inc.	13,952	803,914
Tribune Co., Class 1C Litigation
Interests*†	24,102	—
Tribune Co., Class A*	18,566	1,055,477
Tribune Co., Class B*	11,384	647,465
Viacom, Inc., Class B	6,810	419,292
Walt Disney Co.	26,862	1,525,762
Washington Post Co., Class B	66	29,502

		30,127,910

Multiline Retail (0.6%)
Dollar General Corp.*	4,503	227,762
Dollar Tree, Inc.*	3,349	162,192
Family Dollar Stores, Inc.	1,436	84,796
J.C. Penney Co., Inc.	2,223	33,589
Kohl’s Corp.	60,875	2,808,164
Macy’s, Inc.	5,959	249,325
Nordstrom, Inc.	2,262	124,930
Target Corp.	9,696	663,691

		4,354,449

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	1,232	56,918
AutoNation, Inc.*	532	23,275
AutoZone, Inc.*	546	216,636
Bed Bath & Beyond, Inc.*	3,355	216,129
Best Buy Co., Inc.	3,833	84,901
CarMax, Inc.*	3,378	140,863
GameStop Corp., Class A	1,861	52,052
Gap, Inc.	4,415	156,291
Home Depot, Inc.	22,236	1,551,628
L Brands, Inc.	3,532	157,739
Lowe’s Cos., Inc.	16,575	628,524
O’Reilly Automotive, Inc.*	1,656	169,823
PetSmart, Inc.	1,601	99,422
Ross Stores, Inc.	3,315	200,955
Staples, Inc.	10,103	135,683
Tiffany & Co.	1,762	122,530
TJX Cos., Inc.	10,898	509,482
Urban Outfitters, Inc.*	1,588	61,519

		4,584,370

Textiles, Apparel & Luxury Goods (0.2%)
Cie Financiere Richemont S.A.,
Class A	1,448	113,637
Coach, Inc.	4,222	211,058
Fossil, Inc.*	813	78,536
NIKE, Inc., Class B	10,792	636,836
PVH Corp.	1,159	123,793
Ralph Lauren Corp.	904	153,056
VF Corp.	1,302	218,410

		1,535,326

Total Consumer Discretionary		52,947,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (10.7%)
Beverages (1.9%)
Beam, Inc.	2,391	$151,924
Brown-Forman Corp., Class B	2,230	159,222
Coca-Cola Co.	57,121	2,309,973
Coca-Cola Enterprises, Inc.	71,437	2,637,454
Constellation Brands, Inc., Class A*	2,295	109,334
Dr. Pepper Snapple Group, Inc.	61,446	2,884,890
Molson Coors Brewing Co., Class B	2,315	113,273
Monster Beverage Corp.*	2,224	106,174
PepsiCo, Inc.	22,970	1,817,157
Pernod-Ricard S.A.	23,571	2,937,150

		13,226,551

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	6,475	687,062
CVS Caremark Corp.	166,186	9,138,568
Kroger Co.	178,641	5,920,163
Safeway, Inc.	3,664	96,546
Sysco Corp.	8,685	305,452
Walgreen Co.	93,003	4,434,383
Wal-Mart Stores, Inc.	48,870	3,656,942
Whole Foods Market, Inc.	2,576	223,468

		24,462,584

Food Products (0.8%)
Archer-Daniels-Midland Co.	9,751	328,901
Campbell Soup Co.	2,659	120,612
ConAgra Foods, Inc.	6,157	220,482
Dean Foods Co.*	2,832	51,344
General Mills, Inc.	9,598	473,277
H.J. Heinz Co.	4,741	342,632
Hershey Co.	2,245	196,505
Hormel Foods Corp.	1,986	82,062
J.M. Smucker Co.	1,620	160,639
Kellogg Co.	3,735	240,646
Kraft Foods Group, Inc.	8,758	451,300
McCormick & Co., Inc. (Non-Voting)	1,967	144,673
Mead Johnson Nutrition Co.	3,017	233,667
Mondelez International, Inc., Class A	78,216	2,394,192
Tyson Foods, Inc., Class A	4,204	104,343

		5,545,275

Household Products (0.6%)
Clorox Co.	1,939	171,660
Colgate-Palmolive Co.	6,555	773,687
Kimberly-Clark Corp.	5,791	567,402
Procter & Gamble Co.	40,691	3,135,648

		4,648,397

Personal Products (0.4%)
Avon Products, Inc.	140,640	2,915,467
Estee Lauder Cos., Inc., Class A	3,520	225,386

		3,140,853

Tobacco (3.6%)
Altria Group, Inc.	133,991	4,607,951
British American Tobacco plc	133,418	7,150,004
Imperial Tobacco Group plc	151,683	5,298,614
Lorillard, Inc.	92,395	3,728,138
Philip Morris International, Inc.	49,779	4,615,011
Reynolds American, Inc.	4,856	216,043

		25,615,761

Total Consumer Staples		76,639,421

Energy (8.9%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	93,192	4,325,041
Cameron International Corp.*	3,646	237,719
Diamond Offshore Drilling, Inc.	1,075	74,777
Ensco plc, Class A	31,817	1,909,020
FMC Technologies, Inc.*	3,493	189,984
Halliburton Co.	13,856	559,921
Helmerich & Payne, Inc.	1,634	99,184
Nabors Industries Ltd.	4,424	71,757
National Oilwell Varco, Inc.	6,313	446,645
Noble Corp.	3,681	140,430
Rowan Cos., plc, Class A*	1,947	68,846
Schlumberger Ltd.	19,762	1,479,976
Transocean Ltd.*	78,840	4,096,527

		13,699,827

Oil, Gas & Consumable Fuels (7.0%)
Anadarko Petroleum Corp.	7,458	652,202
Apache Corp.	67,708	5,224,349
BG Group plc	56,568	970,401
BP plc	393,807	2,751,904
Cabot Oil & Gas Corp.	3,134	211,890
Chesapeake Energy Corp.	7,684	156,830
Chevron Corp.	28,945	3,439,245
ConocoPhillips Co.	18,159	1,091,356
CONSOL Energy, Inc.	118,677	3,993,481
Denbury Resources, Inc.*	5,557	103,638
Devon Energy Corp.	5,570	314,259
EOG Resources, Inc.	4,037	517,019
EQT Corp.	2,221	150,473
Exxon Mobil Corp.	66,741	6,014,032
Hess Corp.	4,399	315,012
Kinder Morgan, Inc.	9,365	362,238
Marathon Oil Corp.	191,002	6,440,587
Marathon Petroleum Corp.	4,952	443,699
Murphy Oil Corp.	46,112	2,938,718
Newfield Exploration Co.*	2,065	46,297
Noble Energy, Inc.	2,677	309,622
Occidental Petroleum Corp.	11,992	939,813
Peabody Energy Corp.	3,976	84,092
Phillips 66	9,282	649,462
Pioneer Natural Resources Co.	1,961	243,654
Plains Exploration & Production Co.*	73,733	3,500,106
QEP Resources, Inc.	2,676	85,204
Range Resources Corp.	2,406	194,982
Royal Dutch Shell plc, Class A	176,695	5,705,439
Southwestern Energy Co.*	5,216	194,348
Spectra Energy Corp.	9,884	303,933
Tesoro Corp.	2,055	120,320
Valero Energy Corp.	8,167	371,517
Williams Cos., Inc.	10,110	378,721
WPX Energy, Inc.*	32,005	512,720

		49,731,563

Total Energy		63,431,390

Financials (13.4%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	3,050	224,633
Bank of New York Mellon Corp.	17,315	484,647
BlackRock, Inc.	1,873	481,136
Charles Schwab Corp.	16,415	290,381
E*TRADE Financial Corp.*	3,984	42,669
Franklin Resources, Inc.	2,046	308,557
Goldman Sachs Group, Inc.	6,528	960,595
Invesco Ltd.	6,592	190,904
Legg Mason, Inc.	1,654	53,176
Morgan Stanley	164,404	3,613,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Trust Corp.	3,240	$176,775
State Street Corp.	6,833	403,762
T. Rowe Price Group, Inc.	3,839	287,426

		7,518,261

Commercial Banks (2.4%)
BB&T Corp.	10,351	324,918
CIT Group, Inc.*	46,623	2,027,168
Comerica, Inc.	2,861	102,853
Fifth Third Bancorp	13,142	214,346
First Horizon National Corp.	3,622	38,683
Guaranty Bancorp*	91,672	192,511
Huntington Bancshares, Inc./Ohio	12,640	93,410
KB Financial Group, Inc.	25,549	849,643
KeyCorp	13,715	136,601
M&T Bank Corp.	1,831	188,886
PNC Financial Services Group, Inc.	99,228	6,598,662
Regions Financial Corp.	20,925	171,376
SunTrust Banks, Inc.	7,972	229,673
U.S. Bancorp	27,800	943,254
Wells Fargo & Co.	129,103	4,775,520
Zions Bancorp	2,830	70,722

		16,958,226

Consumer Finance (0.3%)
American Express Co.	14,338	967,241
Capital One Financial Corp.	8,602	472,680
Discover Financial Services	7,378	330,830
SLM Corp.	6,950	142,336

		1,913,087

Diversified Financial Services (2.6%)
Bank of America Corp.	161,017	1,961,187
Bond Street Holdings, Inc., Class A*§†	39,554	593,310
Citigroup, Inc.	134,425	5,946,962
CME Group, Inc./Illinois	4,529	278,035
ING Groep N.V. (CVA)*	256,618	1,821,373
IntercontinentalExchange, Inc.*	1,074	175,137
JPMorgan Chase & Co.	108,413	5,145,281
Leucadia National Corp.	4,353	119,403
McGraw-Hill Cos., Inc.	4,148	216,028
Moody’s Corp.	2,863	152,655
NASDAQ OMX Group, Inc.	1,723	55,653
NYSE Euronext	60,338	2,331,460

		18,796,484

Insurance (5.6%)
ACE Ltd.	66,967	5,958,054
Aflac, Inc.	6,933	360,655
Alleghany Corp.*	10,086	3,993,249
Allstate Corp.	7,180	352,323
American International Group, Inc.*	198,031	7,687,563
Aon plc	4,669	287,144
Assurant, Inc.	1,200	54,012
Berkshire Hathaway, Inc., Class B*	27,148	2,828,822
Chubb Corp.	3,936	344,518
Cincinnati Financial Corp.	2,166	102,214
CNO Financial Group, Inc.	90,598	1,037,347
Genworth Financial, Inc., Class A*	7,545	75,450
Hartford Financial Services Group, Inc.	6,368	164,294
Lincoln National Corp.	4,127	134,582
Loews Corp.	4,601	202,766
Marsh & McLennan Cos., Inc.	8,193	311,088
MetLife, Inc.	112,539	4,278,733
Principal Financial Group, Inc.	4,107	139,761
Progressive Corp.	8,297	209,665
Prudential Financial, Inc.	6,899	406,972
Torchmark Corp.	1,412	84,438
Travelers Cos., Inc.	5,643	475,084
Unum Group	3,916	110,627
White Mountains Insurance Group Ltd.	13,520	7,667,462
XL Group plc	4,397	133,229
Zurich Insurance Group AG*	8,650	2,407,384

		39,807,436

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)	7,908	2,607,188
American Tower Corp. (REIT)	5,850	449,982
Apartment Investment & Management Co. (REIT), Class A	2,179	66,808
AvalonBay Communities, Inc. (REIT)	1,698	215,086
Boston Properties, Inc. (REIT)	2,232	225,566
Equity Residential (REIT)	4,738	260,874
HCP, Inc. (REIT)	6,711	334,610
Health Care REIT, Inc. (REIT)	3,863	262,336
Host Hotels & Resorts, Inc. (REIT)	10,890	190,466
Kimco Realty Corp. (REIT)	6,257	140,157
Plum Creek Timber Co., Inc. (REIT)	2,499	130,448
Prologis, Inc. (REIT)	6,820	272,664
Public Storage (REIT)	2,134	325,051
Simon Property Group, Inc. (REIT)	4,663	739,365
Ventas, Inc. (REIT)	4,373	320,104
Vornado Realty Trust (REIT)	2,503	209,351
Weyerhaeuser Co. (REIT)	8,128	255,057

		7,005,113

Real Estate Management & Development (0.5%)
Canary Wharf Group plc(b)*†	353,084	1,422,009
CBRE Group, Inc., Class A*	4,471	112,893
Forestar Group, Inc.*	35,370	773,188
Realogy Corp.(b)*†	31,911	1,324,753

		3,632,843

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,808	58,821
People’s United Financial, Inc.	4,822	64,808

		123,629

Total Financials		95,755,079

Health Care (8.6%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.*	2,913	268,404
Amgen, Inc.	11,165	1,144,524
Biogen Idec, Inc.*	3,499	674,992
Celgene Corp.*	6,252	724,670
Gilead Sciences, Inc.*	22,641	1,107,824

		3,920,414

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	23,465	828,784
Baxter International, Inc.	8,102	588,529
Becton, Dickinson and Co.	2,898	277,078
Boston Scientific Corp.*	26,342	205,731
C.R. Bard, Inc.	1,154	116,300
CareFusion Corp.*	3,439	120,331
Covidien plc	7,031	476,983
DENTSPLY International, Inc.	2,199	93,282
Edwards Lifesciences Corp.*	1,677	137,782
Intuitive Surgical, Inc.*	592	290,784
Medtronic, Inc.	136,918	6,429,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.	4,200	$169,848
Stryker Corp.	25,745	1,679,604
Varian Medical Systems, Inc.*	1,592	114,624
Zimmer Holdings, Inc.	2,520	189,554

		11,718,883

Health Care Providers & Services (1.7%)
Aetna, Inc.	4,948	252,942
AmerisourceBergen Corp.	3,449	177,451
Cardinal Health, Inc.	5,050	210,181
Cigna Corp.	94,989	5,924,464
Coventry Health Care, Inc.	1,982	93,214
DaVita HealthCare Partners, Inc.*	1,261	149,542
Express Scripts Holding Co.*	12,205	703,618
Humana, Inc.	2,394	165,449
Laboratory Corp. of America Holdings*	1,417	127,813
McKesson Corp.	3,494	377,212
Patterson Cos., Inc.	1,198	45,572
Quest Diagnostics, Inc.	2,350	132,658
Tenet Healthcare Corp.*	1,521	72,369
UnitedHealth Group, Inc.	19,429	1,111,533
WellPoint, Inc.	42,050	2,784,972

		12,328,990

Health Care Technology (0.0%)
Cerner Corp.*	2,179	206,460

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	5,152	216,229
Life Technologies Corp.*	2,578	166,616
PerkinElmer, Inc.	1,676	56,381
Thermo Fisher Scientific, Inc.	5,347	408,992
Waters Corp.*	1,298	121,895

		970,113

Pharmaceuticals (4.6%)
AbbVie, Inc.	23,465	956,903
Actavis, Inc.*	1,890	174,088
Allergan, Inc.	4,553	508,251
Bristol-Myers Squibb Co.	24,429	1,006,231
Eli Lilly and Co.	42,722	2,426,182
Forest Laboratories, Inc.*	3,462	131,694
Hospira, Inc.*	43,081	1,414,349
Johnson & Johnson	41,609	3,392,382
Merck & Co., Inc.	276,872	12,246,049
Mylan, Inc.*	6,009	173,900
Perrigo Co.	1,301	154,468
Pfizer, Inc.	254,182	7,335,693
Teva Pharmaceutical Industries Ltd. (ADR)	69,946	2,775,457

		32,695,647

Total Health Care		61,840,507

Industrials (5.2%)
Aerospace & Defense (1.4%)
Boeing Co.	10,118	868,630
General Dynamics Corp.	4,910	346,204
Honeywell International, Inc.	11,653	878,053
Huntington Ingalls Industries, Inc.	56,979	3,038,690
L-3 Communications Holdings, Inc.	1,388	112,317
Lockheed Martin Corp.	3,987	384,825
Northrop Grumman Corp.	3,558	249,594
Precision Castparts Corp.	2,179	413,182
Raytheon Co.	42,545	2,501,221
Rockwell Collins, Inc.	2,093	132,110
Textron, Inc.	4,101	122,251
United Technologies Corp.	12,518	1,169,557

		10,216,634

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,391	142,169
Expeditors International of Washington, Inc.	3,009	107,451
FedEx Corp.	4,323	424,518
United Parcel Service, Inc., Class B	10,643	914,234

		1,588,372

Airlines (0.0%)
Southwest Airlines Co.	11,002	148,307

Building Products (0.2%)
Masco Corp.	5,281	106,940
Owens Corning, Inc.*	39,599	1,561,389

		1,668,329

Commercial Services & Supplies (0.2%)
ADT Corp.	3,404	166,592
Avery Dennison Corp.	1,492	64,260
Cintas Corp.	1,492	65,842
Iron Mountain, Inc.	2,434	88,378
Pitney Bowes, Inc.	3,187	47,359
Republic Services, Inc.	4,435	146,355
Stericycle, Inc.*	1,309	138,990
Tyco International Ltd.	6,968	222,976
Waste Management, Inc.	6,451	252,944

		1,193,696

Construction & Engineering (0.1%)
Fluor Corp.	2,441	161,912
Jacobs Engineering Group, Inc.*	1,939	109,049
Quanta Services, Inc.*	3,253	92,971

		363,932

Electrical Equipment (0.2%)
Eaton Corp. plc	6,994	428,383
Emerson Electric Co.	10,768	601,608
Rockwell Automation, Inc.	2,089	180,385
Roper Industries, Inc.	1,448	184,345

		1,394,721

Industrial Conglomerates (0.7%)
3M Co.	9,417	1,001,121
Danaher Corp.	8,648	537,473
General Electric Co.	154,921	3,581,774

		5,120,368

Machinery (1.2%)
Caterpillar, Inc.	9,739	847,001
Cummins, Inc.	2,622	303,654
Deere & Co.	5,799	498,598
Dover Corp.	2,625	191,310
Federal Signal Corp.*	98,518	801,936
Flowserve Corp.	726	121,757
Illinois Tool Works, Inc.	6,213	378,620
Ingersoll-Rand plc	4,136	227,521
Joy Global, Inc.	1,620	96,422
Oshkosh Corp.*	54,834	2,329,897
PACCAR, Inc.	5,234	264,631
Pall Corp.	1,644	112,400
Parker Hannifin Corp.	2,213	202,667
Pentair Ltd. (Registered)	3,101	163,578
Snap-on, Inc.	886	73,272
Stanley Black & Decker, Inc.	27,005	2,186,595
Xylem, Inc.	2,835	78,133

		8,877,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	504	$3,933,980

Professional Services (0.0%)
Dun & Bradstreet Corp.	600	50,190
Equifax, Inc.	1,805	103,950
Robert Half International, Inc.	2,114	79,338

		233,478

Road & Rail (0.3%)
CSX Corp.	15,183	373,957
Norfolk Southern Corp.	4,731	364,666
Ryder System, Inc.	808	48,278
Union Pacific Corp.	7,013	998,721

		1,785,622

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,990	204,887
W.W. Grainger, Inc.	888	199,782

		404,669

Total Industrials		36,930,100

Information Technology (10.5%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	289,259	6,048,406
F5 Networks, Inc.*	1,156	102,977
Harris Corp.	1,672	77,480
JDS Uniphase Corp.*	3,417	45,685
Juniper Networks, Inc.*	7,741	143,518
Motorola Solutions, Inc.	4,138	264,956
QUALCOMM, Inc.	25,565	1,711,577

		8,394,599

Computers & Peripherals (2.7%)
Apple, Inc.	28,791	12,743,760
Dell, Inc.	91,503	1,311,238
EMC Corp.*	31,282	747,327
Hewlett-Packard Co.	170,782	4,071,443
NetApp, Inc.*	5,379	183,747
SanDisk Corp.*	3,576	196,680
Seagate Technology plc	4,806	175,707
Western Digital Corp.	3,295	165,673

		19,595,575

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	2,383	177,891
Corning, Inc.	22,045	293,860
FLIR Systems, Inc.	2,225	57,872
Jabil Circuit, Inc.	2,835	52,391
Molex, Inc.	2,122	62,132
TE Connectivity Ltd.	77,139	3,234,438

		3,878,584

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,625	92,636
eBay, Inc.*	17,383	942,506
Google, Inc., Class A*	7,336	5,825,004
VeriSign, Inc.*	2,315	109,453
Yahoo!, Inc.*	14,510	341,421

		7,311,020

IT Services (1.1%)
Accenture plc, Class A	9,578	727,641
Automatic Data Processing, Inc.	7,173	466,388
Cognizant Technology Solutions Corp., Class A*	4,484	343,519
Computer Sciences Corp.	2,280	112,244
Fidelity National Information Services, Inc.	4,330	171,555
Fiserv, Inc.*	2,009	176,451
International Business Machines Corp.	15,610	3,329,613
Mastercard, Inc., Class A	1,576	852,821
Paychex, Inc.	4,817	168,932
SAIC, Inc.	4,297	58,224
Teradata Corp.*	2,496	146,041
Total System Services, Inc.	2,556	63,338
Visa, Inc., Class A	7,691	1,306,239
Western Union Co.	8,571	128,908

		8,051,914

Office Electronics (0.6%)
Xerox Corp.	494,529	4,252,950

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	8,899	22,692
Altera Corp.	4,736	167,986
Analog Devices, Inc.	4,527	210,460
Applied Materials, Inc.	17,880	241,022
Broadcom Corp., Class A	7,703	267,063
First Solar, Inc.*	926	24,965
Intel Corp.	73,735	1,611,110
KLA-Tencor Corp.	2,462	129,846
Lam Research Corp.*	2,443	101,287
Linear Technology Corp.	3,508	134,602
LSI Corp.*	8,310	56,342
Microchip Technology, Inc.	2,868	105,428
Micron Technology, Inc.*	15,242	152,115
NVIDIA Corp.	9,456	121,226
Teradyne, Inc.*	2,868	46,519
Texas Instruments, Inc.	16,501	585,455
Xilinx, Inc.	3,839	146,535

		4,124,653

Software (2.8%)
Adobe Systems, Inc.*	7,402	322,061
Autodesk, Inc.*	3,367	138,855
BMC Software, Inc.*	1,998	92,567
CA, Inc.	5,069	127,587
Citrix Systems, Inc.*	2,768	199,739
Electronic Arts, Inc.*	4,374	77,420
Intuit, Inc.	4,163	273,301
Microsoft Corp.	396,133	11,333,365
Nintendo Co., Ltd.	7,477	806,199
Oracle Corp.	55,040	1,779,993
Red Hat, Inc.*	2,810	142,074
Salesforce.com, Inc.*	1,999	357,481
Symantec Corp.*	160,788	3,968,248

		19,618,890

Total Information Technology		75,228,185

Materials (2.9%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	3,134	273,034
Airgas, Inc.	1,004	99,557
CF Industries Holdings, Inc.	929	176,854
Dow Chemical Co.	17,894	569,745
E.I. du Pont de Nemours & Co.	13,885	682,587
Eastman Chemical Co.	2,280	159,304
Ecolab, Inc.	3,961	317,593
FMC Corp.	2,033	115,942
International Flavors & Fragrances, Inc.	1,232	94,457
Linde AG	14,246	2,648,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares		Value (Note 1)
LyondellBasell Industries N.V., Class A		5,616	$355,437
Monsanto Co.		7,966	841,448
Mosaic Co.		4,095	244,103
PPG Industries, Inc.		2,121	284,087
Praxair, Inc.		4,415	492,449
Sherwin-Williams Co.		1,261	212,970
Sigma-Aldrich Corp.		1,799	139,746

			7,708,105

Construction Materials (0.0%)
Vulcan Materials Co.		1,919	99,212

Containers & Packaging (0.4%)
Ball Corp.		2,291	109,006
Bemis Co., Inc.		1,608	64,899
MeadWestvaco Corp.		77,814	2,824,648
Owens-Illinois, Inc.*		2,522	67,211
Sealed Air Corp.		2,888	69,630

			3,135,394

Metals & Mining (0.5%)
Alcoa, Inc.		15,956	135,945
Allegheny Technologies, Inc.		1,657	52,543
Cliffs Natural Resources, Inc.		2,227	42,335
Freeport-McMoRan Copper & Gold, Inc.		14,054	465,187
Newmont Mining Corp.		7,346	307,724
Nucor Corp.		4,700	216,905
ThyssenKrupp AG*		97,649	1,985,844
United States Steel Corp.		2,223	43,349

			3,249,832

Paper & Forest Products (0.9%)
Domtar Corp.		14,430	1,120,057
International Paper Co.		113,882	5,304,623

			6,424,680

Total Materials			20,617,223

Telecommunication Services (1.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.		81,826	3,002,196
CenturyLink, Inc.		9,219	323,864
Frontier Communications Corp.		15,366	61,157
Verizon Communications, Inc.		42,536	2,090,644
Windstream Corp.		8,596	68,338

			5,546,199

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*		4,362	303,770
MetroPCS Communications, Inc.*		4,774	52,037
Sprint Nextel Corp.*		44,217	274,587
Vodafone Group plc		2,294,963	6,506,894

			7,137,288

Total Telecommunication Services			12,683,487

Utilities (2.3%)
Electric Utilities (1.2%)
AET&D Holdings(b)*†		350,436	—
American Electric Power Co., Inc.		7,179	349,115
Duke Energy Corp.		10,497	761,977
Edison International		4,824	242,744
Entergy Corp.		23,609	1,493,033
Exelon Corp.		89,963	3,101,924
FirstEnergy Corp.		6,192	261,302
NextEra Energy, Inc.		6,328	491,559
Northeast Utilities		4,679	203,349
Pepco Holdings, Inc.		3,384	72,418
Pinnacle West Capital Corp.		1,682	97,371
PPL Corp.		8,598	269,203
Southern Co.		12,952	607,708
Xcel Energy, Inc.		7,218	214,375

			8,166,078

Gas Utilities (0.0%)
AGL Resources, Inc.		1,802	75,594
ONEOK, Inc.		3,008	143,391

			218,985

Independent Power Producers & Energy Traders (0.5%)
AES Corp.		9,192	115,544
NRG Energy, Inc.		126,886	3,361,210

			3,476,754

Multi-Utilities (0.6%)
Ameren Corp.		3,592	125,792
CenterPoint Energy, Inc.		6,398	153,296
CMS Energy Corp.		3,891	108,715
Consolidated Edison, Inc.		4,336	264,626
Dominion Resources, Inc.		8,579	499,126
DTE Energy Co.		2,620	179,051
GDF Suez S.A.		85,736	1,650,709
Integrys Energy Group, Inc.		1,182	68,745
NiSource, Inc.		4,598	134,905
PG&E Corp.		6,500	289,445
Public Service Enterprise Group, Inc.		7,491	257,241
SCANA Corp.		1,918	98,125
Sempra Energy		3,328	266,040
TECO Energy, Inc.		3,282	58,485
Wisconsin Energy Corp.		3,438	147,456

			4,301,757

Total Utilities			16,163,574

Total Common Stocks (71.7%) (Cost $363,714,989)			512,236,599

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.1%)
Consumer Discretionary (0.7%)
Hotels Restaurants & Leisure (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(b)(h)*†		$2,014,000	—

Media (0.7%)
Cengage Learning Acquisitions, Inc.
0.000%, 7/3/14		464,000	356,410
Clear Channel Communications, Inc.
3.854%, 1/29/16		337,380	295,488
9.000%, 12/15/19§		2,028,000	1,946,880
Term Loan
3.854%, 1/29/16		2,698,994	2,389,454

			4,988,232

Total Consumer Discretionary			4,988,232

Financials (0.1%)
Diversified Financial Services (0.1%)
Wind Acquisition Finance S.A.
11.750%, 7/15/17§		100,000	106,000
11.750%, 7/15/17§	EUR	174,000	233,358
7.375%, 2/15/18§		116,000	151,668

Total Financials			491,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (0.4%)
Airlines (0.4%)
American Airlines, Inc.
7.500%, 3/15/16(h)§	$2,424,000	$2,787,600
13.000%, 8/1/16	20,139	20,844
10.375%, 7/2/19	52,315	54,538
Series A
8.625%, 10/15/21	227,512	237,181

Total Industrials		3,100,163

Utilities (0.9%)
Electric Utilities (0.9%)
Energy Future Holdings Corp.
Term Loan
4.702%, 10/10/17	5,264,099	3,732,246
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
11.000%, 10/1/21(b)	353,000	391,830
11.750%, 3/1/22§	308,000	354,200
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15	2,624,000	255,840
11.500%, 10/1/20§	2,404,000	1,793,985

Total Utilities		6,528,101

Total Corporate Bonds		15,107,522

Total Long-Term Debt Securities (2.1%) (Cost $17,168,659)		15,107,522

SHORT-TERM INVESTMENTS:
Government Securities (6.4%)
Federal Home Loan Bank
0.34%, 4/1/13(o)(p)	6,100,000	6,099,942
U.S. Treasury Bills
0.03%, 4/11/13(p)	3,000,000	2,999,971
0.04%, 4/18/13(p)	2,000,000	1,999,962
0.09%, 5/2/13(p)	2,500,000	2,499,882
0.05%, 5/9/13(p)	1,000,000	999,945
0.07%, 5/30/13(p)	1,200,000	1,199,868
0.06%, 6/6/13(p)	1,800,000	1,799,811
0.06%, 6/13/13(p)	2,500,000	2,499,684
0.07%, 7/5/13(p)	2,900,000	2,899,446
0.08%, 7/18/13(p)	2,000,000	1,999,520
0.08%, 7/25/13(p)	2,000,000	1,999,505
0.08%, 8/1/13(p)	2,000,000	1,999,424
0.09%, 8/8/13(p)	4,000,000	3,998,675
0.09%, 8/15/13(p)	2,500,000	2,499,127
0.10%, 8/29/13(p)	2,000,000	1,999,188
0.10%, 9/5/13(p)	3,000,000	2,998,725
0.10%, 9/12/13(p)	2,000,000	1,999,067
0.11%, 9/19/13(p)	2,000,000	1,998,979
0.11%, 9/26/13(p)	1,000,000	999,444

Total Government Securities		45,490,165

Total Short-Term Investments (6.4%) (Cost $45,487,968)		45,490,165

Total Investments (80.2%) (Cost $426,371,616)		572,834,286
Other Assets Less Liabilities (19.8%)		141,768,853

Net Assets (100%)		$714,603,139

*	Non-income producing.

†	Securities (totaling $3,386,124 or 0.5% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $7,967,001 or 1.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EUR — European Currency Unit

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,754	June-13	$134,381,775	$137,048,790	$2,667,015

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Bank of America	165	$211,721	$220,691	$(8,970)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Bank of America	72	92,327	94,097	(1,770)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Bank of America	96	123,351	128,575	(5,224)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Bank of America	52	66,376	69,371	(2,995)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Credit Suisse First Boston	65	83,346	87,125	(3,779)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Credit Suisse First Boston	30	38,467	39,474	(1,007)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Credit Suisse First Boston	22	28,180	28,960	(780)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Credit Suisse First Boston	46	58,643	58,650	(7)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Deutsche Bank AG	118	150,768	156,956	(6,188)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Deutsche Bank AG	126	161,175	162,127	(952)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Deutsche Bank AG	282	361,594	360,434	1,160
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Deutsche Bank AG	140	178,994	183,869	(4,875)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Deutsche Bank AG	63	80,389	84,396	(4,007)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Deutsche Bank AG	87	111,415	114,760	(3,345)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	HSBC Bank plc	54	69,101	72,099	(2,998)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Bank of America	440	4,675	5,364	(689)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Bank of America	1,308	13,901	15,909	(2,008)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Bank of America	3,598	38,222	43,720	(5,498)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Credit Suisse First Boston	1,196	12,710	14,518	(1,808)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Credit Suisse First Boston	1,907	20,256	20,276	(20)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Deutsche Bank AG	1,752	18,612	20,082	(1,470)

Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Deutsche Bank AG	822	8,733	9,613	(880)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Deutsche Bank AG	1,757	18,668	22,163	(3,495)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Deutsche Bank AG	748	7,944	7,947	(3)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	HSBC Bank plc	2,467	26,214	27,091	(877)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	HSBC Bank plc	1,682	$17,874	$17,959	$(85)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	HSBC Bank plc	1,346	14,299	16,910	(2,611)
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	5	4,951	4,968	(17)

					$(65,198)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	57	$85,513	$86,985	$(1,472)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	118	178,597	178,657	(60)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	81	123,669	123,748	(79)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	83	124,460	125,869	(1,409)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	5,739	8,895,662	8,714,832	180,830
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	76	114,750	115,071	(321)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	84	125,571	126,950	(1,379)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	91	136,350	138,906	(2,556)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	53	80,358	81,013	(655)
British Pound vs. U.S. Dollar, expiring 8/19/13	Bank of America	149	224,180	226,000	(1,820)
British Pound vs. U.S. Dollar, expiring 8/19/13	Barclays Bank plc	37	55,287	55,554	(267)
British Pound vs. U.S. Dollar, expiring 8/19/13	Barclays Bank plc	61	90,949	92,604	(1,655)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	80	119,944	120,740	(796)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	30	44,717	45,603	(886)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	11,381	17,617,296	17,281,472	335,824
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	122	181,814	185,209	(3,395)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	29	44,484	44,569	(85)
British Pound vs. U.S. Dollar, expiring 8/19/13	Credit Suisse First Boston	53	80,230	81,013	(783)
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	30	44,740	45,603	(863)
British Pound vs. U.S. Dollar, expiring 8/19/13	Deutsche Bank AG	38	58,430	58,155	275
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	59	88,744	89,137	(393)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	122	181,828	185,209	(3,381)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	79	120,868	120,514	354
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	37	56,145	56,500	(355)
British Pound vs. U.S. Dollar, expiring 8/19/13	HSBC Bank plc	63	94,162	94,983	(821)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Bank of America	3,216	$4,293,884	$4,123,841	$170,043
European Union Euro vs. U.S. Dollar, expiring 5/17/13	Credit Suisse First Boston	3,216	4,292,614	4,123,841	168,773
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Bank of America	31	41,758	39,767	1,991
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Barclays Bank plc	5,975	7,978,345	7,664,934	313,411
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Credit Suisse First Boston	18	24,383	23,361	1,022
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Credit Suisse First Boston	32	43,858	41,462	2,396
European Union Euro vs. U.S. Dollar, expiring 7/17/13	Deutsche Bank AG	29	38,677	36,747	1,930
European Union Euro vs. U.S. Dollar, expiring 7/17/13	HSBC Bank plc	15	20,887	19,884	1,003
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Bank of America	2,729	28,499	28,999	(500)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Credit Suisse First Boston	2,414	25,089	25,649	(560)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Credit Suisse First Boston	1,701	18,947	18,074	873
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Credit Suisse First Boston	2,333	24,317	24,791	(474)
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Deutsche Bank AG	2,200	25,573	23,374	2,199
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	Deutsche Bank AG	1,589	17,530	16,879	651
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	HSBC Bank plc	1,458	15,692	15,491	201
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	HSBC Bank plc	2,729	33,654	28,995	4,659
Japanese Yen vs. U.S. Dollar, expiring 4/22/13	HSBC Bank plc	39,815	503,128	423,011	80,117
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	24	26,756	25,811	945
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Credit Suisse First Boston	4	3,808	3,810	(2)
Swiss Franc vs. U.S. Dollar, expiring 8/12/13	Deutsche Bank AG	24	26,738	25,808	930

					$1,243,460

					$1,178,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,632,746	$8,621,370	$693,517	$52,947,633
Consumer Staples	61,253,653	15,385,768	—	76,639,421
Energy	54,003,646	9,427,744	—	63,431,390
Financials	87,336,607	5,078,400	3,340,072	95,755,079
Health Care	61,840,507	—	—	61,840,507
Industrials	32,996,120	3,933,980	—	36,930,100
Information Technology	74,421,986	806,199	—	75,228,185
Materials	15,982,587	4,634,636	—	20,617,223
Telecommunication Services	6,176,593	6,506,894	—	12,683,487
Utilities	14,512,865	1,650,709	—	16,163,574
Corporate Bonds
Consumer Discretionary	—	4,988,232	—	4,988,232
Financials	—	491,026	—	491,026
Industrials	—	3,100,163	—	3,100,163
Utilities	—	6,528,101	—	6,528,101
Forward Currency Contracts	—	1,269,587	—	1,269,587
Futures	2,667,015	—	—	2,667,015
Short-Term Investments	—	45,490,165	—	45,490,165

Total Assets	$454,824,325	$117,912,974	$4,033,589	$576,770,888

Liabilities:
Forward Currency Contracts	$—	$(91,325)	$—	$(91,325)

Total Liabilities	$—	$(91,325)	$—	$(91,325)

Total	$454,824,325	$117,821,649	$4,033,589	$576,679,563

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Common Stocks- Utilities†
Balance as of 12/31/12	$574,469	$3,089,700	$—
Total gains or losses (realized/unrealized) included in earnings	74,150	250,372	—
Purchases	44,898	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$693,517	$3,340,072	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$74,150	$250,372	$—

†	Securities held with $0 cost and market value.

Investment security transactions for the three months ended March 31,2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,273,938
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,104,776

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,253,966
Aggregate gross unrealized depreciation	(18,696,655)

Net unrealized appreciation	$138,557,311

Federal income tax cost of investments	$434,276,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (8.3%)
Commodity Chemicals (0.6%)
LyondellBasell Industries N.V., Class A	1,368	$86,581

Diversified Chemicals (0.3%)
FMC Corp.	782	44,597

Fertilizers & Agricultural Chemicals (5.5%)
Agrium, Inc.	475	46,319
CF Industries Holdings, Inc.	200	38,074
Incitec Pivot Ltd.	5,179	16,662
Israel Chemicals Ltd.	1,415	18,284
Israel Corp., Ltd.	8	6,070
K+S AG (Registered)	548	25,489
Monsanto Co.	2,578	272,314
Mosaic Co.	944	56,272
Potash Corp. of Saskatchewan, Inc.	3,759	147,644
Syngenta AG (Registered)	297	123,893
Yara International ASA	587	26,593

		777,614

Industrial Gases (0.9%)
Airgas, Inc.	691	68,520
Praxair, Inc.	572	63,801

		132,321

Specialty Chemicals (1.0%)
Celanese Corp.	960	42,288
Ecolab, Inc.	456	36,562
Novozymes A/S, Class B	763	25,869
Sigma-Aldrich Corp.	451	35,034

		139,753

Total Chemicals		1,180,866

Construction & Engineering (0.4%)
Construction & Engineering (0.4%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	829	51,481

Total Construction & Engineering		51,481

Construction Materials (0.3%)
Construction Materials (0.3%)
Vulcan Materials Co.	765	39,550

Total Construction Materials		39,550

Containers & Packaging (0.5%)
Metal & Glass Containers (0.2%)
Owens-Illinois, Inc.*	936	24,944

Paper Packaging (0.3%)
MeadWestvaco Corp.	556	20,183
Sealed Air Corp.	1,380	33,272

		53,455

Total Containers & Packaging		78,399

Energy Equipment & Services (3.8%)
Oil & Gas Drilling (1.4%)
Ensco plc, Class A	1,039	62,340
Helmerich & Payne, Inc.	534	32,414
Transocean Ltd.*	1,174	61,001
Western Energy Services Corp.	5,290	38,900

		194,655

Oil & Gas Equipment & Services (2.4%)
Cameron International Corp.*	763	49,748
Core Laboratories N.V.	195	26,894
FMC Technologies, Inc.*	488	26,542
Halliburton Co.	3,137	126,766
Mullen Group Ltd.	893	19,682
National Oilwell Varco, Inc.	594	42,025
Schlumberger Ltd.	605	45,308
ShawCor Ltd.	478	20,266

		357,231

Total Energy Equipment & Services		551,886

Food Products (0.9%)
Agricultural Products (0.9%)
Archer-Daniels-Midland Co.	2,094	70,631
Bunge Ltd.	465	34,331
Golden Agri-Resources Ltd.	23,435	10,958
Wilmar International Ltd.	6,109	16,992

		132,912

Total Food Products		132,912

Metals & Mining (21.3%)
Aluminum (0.4%)
Alcoa, Inc.	3,393	28,908
Alumina Ltd.*	8,031	9,281
Norsk Hydro ASA.	2,960	12,791

		50,980

Diversified Metals & Mining (13.0%)
Anglo American plc	4,423	113,711
Antofagasta plc	3,383	50,581
BHP Billiton Ltd.	10,213	348,346
BHP Billiton plc	10,618	308,957
Boliden AB	869	13,989
Eurasian Natural Resources Corp.	819	3,063
First Quantum Minerals Ltd.	4,418	84,024
Freeport-McMoRan Copper & Gold, Inc.	3,019	99,929
Glencore International plc	12,417	67,186
HudBay Minerals, Inc.	3,851	37,037
Iluka Resources Ltd.	1,331	12,957
Inmet Mining Corp.	467	31,100
Ivanplats Ltd., Class A*	4,507	19,255
Kazakhmys plc	666	3,971
Lundin Mining Corp.*	8,405	36,736
Mawson West Ltd.*	810	534
Mitsubishi Materials Corp.	3,554	10,005
OZ Minerals Ltd.	965	5,355
Rio Tinto Ltd.	1,386	82,542
Rio Tinto plc	4,263	199,828
Sumitomo Metal Mining Co., Ltd.	1,664	23,475
Taseko Mines Ltd.*	11,761	32,764
Teck Resources Ltd., Class B	4,285	120,639
Turquoise Hill Resources Ltd.*	1,277	8,133
Vedanta Resources plc	338	5,161
Xstrata plc	6,684	108,466

		1,827,744

Gold (5.2%)
Agnico-Eagle Mines Ltd.	546	22,397
B2Gold Corp.*	20,910	63,604
Barrick Gold Corp.	3,182	93,469
Centerra Gold, Inc.	526	3,133
Eldorado Gold Corp.	4,926	47,085
Franco-Nevada Corp.	466	21,271
Goldcorp, Inc.	3,953	133,005
IAMGOLD Corp.	1,197	8,637
Kinross Gold Corp.	3,624	28,682
New Gold, Inc.*	5,509	50,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Newcrest Mining Ltd.	2,435	$50,831
Newmont Mining Corp.	1,578	66,102
Osisko Mining Corp.*	1,403	8,328
Randgold Resources Ltd.	278	23,993
Yamana Gold, Inc.	6,655	102,526

		723,172

Precious Metals & Minerals (0.4%)
Fresnillo plc	570	11,744
Pan American Silver Corp.	484	7,957
Silver Wheaton Corp.	1,126	35,248

		54,949

Steel (2.3%)
Allegheny Technologies, Inc.	324	10,274
ArcelorMittal S.A.	3,177	40,928
Cliffs Natural Resources, Inc.	481	9,144
Daido Steel Co., Ltd.	898	4,760
Evraz plc	936	3,157
Fortescue Metals Group Ltd.	4,456	18,279
Hitachi Metals Ltd.	524	4,993
JFE Holdings, Inc.	1,563	29,970
Kobe Steel Ltd.*	7,925	9,261
Maruichi Steel Tube Ltd.	149	3,465
Nippon Steel & Sumitomo Metal Corp.	24,177	61,126
Nucor Corp.	1,484	68,487
Salzgitter AG	124	4,977
Sims Metal Management Ltd.	519	5,420
ThyssenKrupp AG*	1,227	24,953
United States Steel Corp.	458	8,931
Voestalpine AG	356	10,931
Yamato Kogyo Co., Ltd.	133	3,627

		322,683

Total Metals & Mining		2,979,528

Oil, Gas & Consumable Fuels (61.9%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	1,257	26,084
CONSOL Energy, Inc.	724	24,363
Peabody Energy Corp.	853	18,041
Whitehaven Coal Ltd.	1,451	3,203

		71,691

Integrated Oil & Gas (37.2%)
BG Group plc	10,817	185,561
BP plc	60,627	423,659
Cenovus Energy, Inc.	2,400	74,326
Chevron Corp.	8,186	972,661
Eni S.p.A	10,781	242,258
Exxon Mobil Corp.	17,274	1,556,560
Galp Energia SGPS S.A., Class B	858	13,440
Hess Corp.	978	70,035
Husky Energy, Inc.	1,093	31,375
Imperial Oil Ltd.	943	38,543
Murphy Oil Corp.	587	37,409
Occidental Petroleum Corp.	2,577	201,959
OMV AG	468	19,902
Origin Energy Ltd.	3,478	48,088
Repsol S.A.	2,650	53,841
Royal Dutch Shell plc, Class A	20,219	661,156
Statoil ASA	3,549	85,797
Suncor Energy, Inc.	8,256	247,392
Total S.A.	6,771	324,219

		5,288,181

Oil & Gas Exploration & Production (21.8%)
Anadarko Petroleum Corp.	3,314	289,809
Apache Corp.	1,244	95,987
ARC Resources Ltd.	930	24,572
Athabasca Oil Corp.*	1,017	9,100
Baytex Energy Corp.	385	16,134
Bonavista Energy Corp.	555	8,162
Cabot Oil & Gas Corp.	1,489	100,671
Canadian Natural Resources Ltd.	3,480	111,575
Canadian Oil Sands Ltd.	1,540	31,745
Chesapeake Energy Corp.	3,213	65,577
Cimarex Energy Co.	275	20,746
Coastal Energy Co.*	2,887	55,134
Cobalt International Energy, Inc.*	718	20,248
Concho Resources, Inc.*	1,188	115,747
ConocoPhillips Co.	3,667	220,387
Continental Resources, Inc.*	946	82,236
Crescent Point Energy Corp.	1,181	44,585
Denbury Resources, Inc.*	1,230	22,939
Devon Energy Corp.	1,223	69,002
Encana Corp.	2,338	45,478
Energen Corp.	229	11,910
Enerplus Corp.	630	9,203
EOG Resources, Inc.	1,891	242,180
EQT Corp.	1,786	121,001
Gran Tierra Energy, Inc.*	17,587	102,664
INPEX Corp.	7	37,478
Japan Petroleum Exploration Co.	91	3,572
Kelt Exploration Ltd.*	1,650	10,801
Lundin Petroleum AB*	1,565	33,862
Marathon Oil Corp.	2,246	75,735
MEG Energy Corp.*	454	14,574
Newfield Exploration Co.*	430	9,641
Noble Energy, Inc.	566	65,464
Pacific Rubiales Energy Corp.	961	20,282
Paramount Resources Ltd., Class A*	1,298	47,916
Pengrowth Energy Corp.	1,618	8,251
Penn West Petroleum Ltd.	1,524	16,382
Pioneer Natural Resources Co.	1,402	174,198
Plains Exploration & Production Co.*	410	19,463
Premier Oil plc*	7,400	43,705
QEP Resources, Inc.	566	18,021
Range Resources Corp.	1,448	117,346
Santos Ltd.	3,056	39,549
Southwestern Energy Co.*	1,114	41,508
TAG Oil Ltd.*	2,586	10,666
Talisman Energy, Inc.	3,283	40,139
Tourmaline Oil Corp.*	2,234	86,382
Trilogy Energy Corp.	1,504	43,380
Tullow Oil plc	2,886	53,981
Ultra Petroleum Corp.*	486	9,769
Vermilion Energy, Inc.	299	15,482
Whiting Petroleum Corp.*	374	19,014
Woodside Petroleum Ltd.	2,096	78,168

		3,091,521

Oil & Gas Refining & Marketing (0.8%)
Marathon Petroleum Corp.	606	54,298
Phillips 66	806	56,396

		110,694

Oil & Gas Storage & Transportation (1.6%)
Enbridge, Inc.	2,104	97,966
TransCanada Corp.	883	42,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Williams Cos., Inc.	2,375	$88,967

		229,090

Total Oil, Gas & Consumable Fuels		8,791,177

Paper & Forest Products (1.3%)
Forest Products (0.3%)
West Fraser Timber Co., Ltd.	527	46,690

Paper Products (1.0%)
International Paper Co.	2,279	106,156
Nippon Paper Group, Inc.†	314	4,790
Oji Holdings Corp.	2,538	9,490
Stora Enso Oyj, Class R	1,752	11,308
UPM-Kymmene Oyj	1,672	18,657

		150,401

Total Paper & Forest Products		197,091

Total Investments (98.7%) (Cost $14,475,249)		14,002,890
Other Assets Less Liabilities (1.3%)		183,523

Net Assets (100%)		$14,186,413

*	Non-income producing.
†	Securities (totaling $4,790 or 0.0% of net assets) at fair value by management.

Country Diversification

As a Percentage of Total Net Assets

Australia	5.0%
Austria	0.2
Canada	18.1
Colombia	0.1
Denmark	0.2
Finland	0.2
France	2.3
Germany	0.4
Israel	0.2
Italy	1.7
Japan	1.5
Luxembourg	0.3
Mexico	0.1
Netherlands	5.8
Norway	0.9
Portugal	0.1
Singapore	0.2
Spain	0.4
Sweden	0.3
Switzerland	2.5
United Kingdom	10.5
United States	47.7
Cash and Other	1.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$104,962	$27,950	$—	$132,912
Energy	6,991,624	2,351,439	—	9,343,063
Industrials	51,481	—	—	51,481
Materials	2,496,249	1,974,395	4,790	4,475,434

Total Assets	$9,644,316	$4,353,784	$4,790	$14,002,890

Total Liabilities	$—	$—	$—	$—

Total	$9,644,316	$4,353,784	$4,790	$14,002,890

There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks-Materials
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	53
Purchases	4,737
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$4,790

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$53

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the period ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,928,138
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$432,360

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$257,456
Aggregate gross unrealized depreciation	(729,815)

Net unrealized depreciation	$(472,359)

Federal income tax cost of investments	$14,475,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.2%)
Iluka Resources Ltd.	89,100	$867,366

Belgium (0.2%)
ThromboGenics N.V.*	15,800	761,319

Brazil (4.0%)
BM&F Bovespa S.A.	707,600	4,758,770
Cia de Bebidas das Americas (Preference) (ADR)	99,550	4,213,952
Embraer S.A. (ADR)	138,860	4,953,136
Itau Unibanco Holding S.A. (Preference) (ADR)	279,240	4,970,472

		18,896,330

Denmark (1.4%)
Carlsberg A/S, Class B	34,091	3,317,431
FLSmidth & Co. A/S	55,359	3,351,197

		6,668,628

Finland (0.5%)
Fortum Oyj	124,769	2,514,180

France (8.3%)
European Aeronautic Defence and Space Co. N.V.	221,390	11,266,414
LVMH Moet Hennessy Louis Vuitton S.A.	53,590	9,198,172
PPR S.A.	41,800	9,183,840
Societe Generale S.A.*	57,012	1,873,062
Technip S.A.	71,790	7,360,080

		38,881,568

Germany (10.3%)
Allianz SE (Registered)	53,731	7,297,315
Bayer AG (Registered)	72,591	7,487,796
Bayerische Motoren Werke
(BMW) AG (Preference)	134,115	8,567,399
Linde AG	24,922	4,633,806
SAP AG	135,794	10,879,221
Siemens AG (Registered)	85,836	9,245,726

		48,111,263

India (3.6%)
DLF Ltd.	533,261	2,302,785
ICICI Bank Ltd. (ADR)	164,470	7,055,763
Infosys Ltd.	91,896	4,885,367
Zee Entertainment Enterprises Ltd.	704,230	2,726,867

		16,970,782

Italy (2.0%)
Brunello Cucinelli S.p.A.*	21,600	454,636
Lottomatica Group S.p.A.	75,447	1,772,726
Prysmian S.p.A.	119,566	2,459,914
Tod’s S.p.A.	33,659	4,819,385

		9,506,661

Japan (8.1%)
Dai-ichi Life Insurance Co., Ltd.	3,696	4,923,550
FANUC Corp.	19,900	3,042,025
Hoya Corp.	22,715	426,140
KDDI Corp.	160,174	6,678,525
Keyence Corp.	18,727	5,729,406
Kyocera Corp.	31,420	2,867,135
Murata Manufacturing Co., Ltd.	94,620	7,116,477
Nidec Corp.	45,360	2,708,060
Sumitomo Mitsui Financial Group, Inc.	106,500	4,344,399

		37,835,717

Mexico (2.5%)
Fomento Economico Mexicano S.A.B. de C.V.	631,376	7,103,808
Grupo Televisa S.A.B. (ADR)	162,020	4,311,352

		11,415,160

South Korea (0.1%)
E-Mart Co., Ltd.	1,968	388,258

Spain (3.6%)
Banco Bilbao Vizcaya Argentaria S.A.	633,748	5,494,057
Inditex S.A.	59,244	7,852,395
Repsol S.A.	162,978	3,311,277

		16,657,729

Sweden (5.2%)
Assa Abloy AB, Class B	186,490	7,615,224
Telefonaktiebolaget LM Ericsson, Class B	1,337,675	16,668,208

		24,283,432

Switzerland (5.8%)
Credit Suisse Group AG (Registered)*	107,156	2,811,815
Nestle S.A. (Registered)	77,817	5,627,449
Roche Holding AG	21,911	5,100,949
Transocean Ltd.*	86,453	4,492,098
UBS AG (Registered)	600,211	9,199,484

		27,231,795

Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,319,709	4,413,373

United Kingdom (3.3%)
Prudential plc	417,730	6,759,766
Unilever plc	207,723	8,786,992

		15,546,758

United States (37.9%)
3M Co.	67,970	7,225,891
Adobe Systems, Inc.*	173,360	7,542,894
Aetna, Inc.	144,550	7,389,396
Allergan, Inc.	15,920	1,777,150
Altera Corp.	237,230	8,414,548
Carnival Corp.	172,680	5,922,924
Citigroup, Inc.	83,820	3,708,197
Colgate-Palmolive Co.	77,200	9,111,916
eBay, Inc.*	186,680	10,121,790
Emerson Electric Co.	74,530	4,163,991
Facebook, Inc., Class A*	113,770	2,910,237
Fidelity National Financial, Inc., Class A	116,320	2,934,754
Fusion-io, Inc.*	134,390	2,199,964
Gilead Sciences, Inc.*	96,980	4,745,231
Goldman Sachs Group, Inc.	28,480	4,190,832
Google, Inc., Class A*	12,670	10,060,360
Intuit, Inc.	110,970	7,285,180
Juniper Networks, Inc.*	243,900	4,521,906
Maxim Integrated Products, Inc.	245,160	8,004,474
McDonald’s Corp.	83,470	8,321,124
McGraw-Hill Cos., Inc.	140,560	7,320,365
Medivation, Inc.*	24,210	1,132,302
Microsoft Corp.	222,670	6,370,589
St. Jude Medical, Inc.	50,160	2,028,470
Theravance, Inc.*	102,070	2,410,893
Tiffany & Co	101,940	7,088,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	58,370	$5,013,983
Vertex Pharmaceuticals, Inc.*	22,710	1,248,596
Walt Disney Co.	156,980	8,916,464
WellPoint, Inc.	127,180	8,423,131
Zimmer Holdings, Inc.	90,920	6,839,002

		177,345,462

Total Investments (98.0%) (Cost $358,342,729)		458,295,781

Other Assets Less Liabilities (2.0%)		9,462,819

Net Assets (100%)		$467,758,600

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		16.9%
Consumer Staples		8.2
Energy		3.2
Financials		17.1
Health Care		10.6
Industrials		13.1
Information Technology
Communications Equipment	4.6%
Computers & Peripherals	0.5
Electronic Equipment, Instruments & Components	3.4
Internet Software & Services	5.0
IT Services	1.0
Semiconductors & Semiconductor Equipment	4.4
Software	6.9

Total Information Technology		25.8
Materials		1.2
Telecommunication Services		1.4
Utilities		0.5
Cash and Other		2.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$34,560,772	$44,575,420	$—	$79,136,192
Consumer Staples	20,429,676	18,120,130	—	38,549,806
Energy	4,492,098	10,671,357	—	15,163,455
Financials	34,939,153	45,006,233	—	79,945,386
Health Care	35,994,171	13,350,064	—	49,344,235
Industrials	21,357,001	39,688,560	—	61,045,561
Information Technology	67,431,942	52,985,327	—	120,417,269
Materials	—	5,501,172	—	5,501,172
Telecommunication Services	—	6,678,525	—	6,678,525
Utilities	—	2,514,180	—	2,514,180

Total Assets	$219,204,813	$239,090,968	$—	$458,295,781

Total Liabilities	$—	$—	$—	$—

Total	$219,204,813	$239,090,968	$—	$458,295,781

(a)	A security with a market value of $4,758,770 transferred from Level 2 to Level 1 since the beginning of the period because they are no longer valued using fair value factors based on third party vendor modeling tools.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,337,887
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,248,771

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,833,699
Aggregate gross unrealized depreciation	(12,559,354)

Net unrealized appreciation	$95,274,345

Federal income tax cost of investments	$363,021,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (90.2%)
Foreign Governments (48.8%)
Australia Government Bond 5.500% 1/21/18	AUD	100,000	$115,557
Canadian Government Bond 4.250% 12/1/21	CAD	584,484	810,901
Denmark Government Bond 0.102% 11/15/23	DKK	1,631,264	292,753
France Government Bond 4.000% 4/25/18 1.182% 7/25/22	EUR	200,000 266,388	296,414 374,660
Mexican Bonos de Proteccion al Ahorro 4.320% 1/30/20(l)	MXN	1,500,000	120,170
New South Wales Treasury Corp. 2.750% 11/20/25	AUD	200,000	271,268
New Zealand Government Bond 2.000% 9/20/25(b)(m)	NZD	100,770	90,558
Republic of Germany 0.100% 4/15/23	EUR	152,565	208,037
Republic of Italy 2.100% 9/15/16		210,316	273,713
Republic of Sweden 0.250% 6/1/22	SEK	750,000	117,353
United Kingdom Gilt 0.125% 3/22/24	GBP	177,483	312,321
1.250% 11/22/32		849,233	1,770,086
0.625% 11/22/42		17,367	33,385
0.125% 3/22/44		50,709	83,098
0.250% 3/22/52		406,296	701,133

			5,871,407

U.S. Treasuries (41.4%)
U.S. Treasury Bonds 0.625% 2/15/43		$100,000	100,395
U.S. Treasury Notes 0.125% 1/15/23 TIPS		4,540,000	4,886,022

			4,986,417

Total Government Securities			10,857,824

Total Long-Term Debt Securities (90.2%)
(Cost $10,817,489)			10,857,824

SHORT-TERM INVESTMENTS:
Government Securities (8.3%)
Federal Home Loan Bank 0.14%, 9/3/13 (o)(p)		300,000	299,817
Federal Home Loan Mortgage Corp. 0.14%, 10/15/13 (o)(p)		200,000	199,846
Federal National Mortgage Association 0.14%, 10/1/13 (o)(p)		500,000	499,640

Total Government Securities			999,303

Total Short-Term Investments (8.3%)
(Cost $999,332)			999,303

Total Investments (98.5%)
(Cost $11,816,821)			11,857,127
Other Assets Less Liabilities (1.5%)			181,485

Net Assets (100%)			$12,038,612

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $90,558 or 0.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.2%
Canada	6.7
Denmark	2.4
France	5.6
Germany	1.7
Italy	2.3
Mexico	1.0
New Zealand	0.8
Sweden	1.0
United Kingdom	24.1
United States	49.7
Cash and Other	1.5

100.0%

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
3 Month EURO Euribor Index	4	December-15	$1,270,367	$1,271,980	$1,613

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
British Pound vs. U.S. Dollar, expiring 5/2/13	Credit Suisse First Boston	28	$42,538	$42,492	$46

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/4/13	Bank of America	260	$267,280	$270,659	$(3,379)
Australian Dollar vs. U.S. Dollar, expiring 4/4/13	Credit Suisse First Boston	112	114,834	116,592	(1,758)
British Pound vs. U.S. Dollar, expiring 4/2/13	Bank of America	1,787	2,703,781	2,715,257	(11,476)
British Pound vs. U.S. Dollar, expiring 4/2/13	Credit Suisse First Boston	21	32,003	31,908	95
British Pound vs. U.S. Dollar, expiring 4/2/13	Credit Suisse First Boston	52	78,664	79,011	(347)
British Pound vs. U.S. Dollar, expiring 5/2/13	Credit Suisse First Boston	1,860	2,810,908	2,825,712	(14,804)
Canadian Dollar vs. U.S. Dollar, expiring 6/20/13	Credit Suisse First Boston	818	799,112	803,783	(4,671)
Danish Krone vs. U.S. Dollar, expiring 5/15/13	Credit Suisse First Boston	1,696	296,139	291,769	4,370
European Union Euro vs. U.S. Dollar, expiring 4/2/13	Credit Suisse First Boston	612	798,247	784,492	13,755
European Union Euro vs. U.S. Dollar, expiring 5/2/13	Bank of America	612	788,117	784,645	3,472
European Union Euro vs. U.S. Dollar, expiring 5/2/13	Bank of America	68	86,916	87,183	(267)
European Union Euro vs. U.S. Dollar, expiring 5/2/13	Credit Suisse First Boston	23	29,567	29,488	79
European Union Euro vs. U.S. Dollar, expiring 6/17/13	Credit Suisse First Boston	212	275,389	271,903	3,486
New Zealand Dollar vs. U.S. Dollar, expiring 4/4/13	Bank of America	108	91,098	90,352	746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Swedish Krona vs. U.S. Dollar, expiring 5/15/13	Credit Suisse First Boston	755	$118,502	$115,751	$2,751

					$(7,948)

					$(7,902)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Forward Currency Contracts	$—	$28,800	$—	$28,800
Futures	1,613	—	—	1,613
Government Securities
Foreign Governments	—	5,871,407	—	5,871,407
U.S. Treasuries	—	4,986,417	—	4,986,417
Short-Term Investments	—	999,303	—	999,303

Total Assets	$1,613	$11,885,927	$—	$11,887,540

Liabilities:
Forward Currency Contracts	$—	$(36,702)	$—	$(36,702)

Total Liabilities	$—	$(36,702)	$—	$(36,702)

Total	$1,613	$11,849,225	$—	$11,850,838

There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

Investment security transactions for the period ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,369,393
Long-term U.S. government debt securities	21,773,479

$36,142,872

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,557,266
Long-term U.S. government debt securities	16,851,622

$25,408,888

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,224
Aggregate gross unrealized depreciation	(30,918)

Net unrealized appreciation	$40,306

Federal income tax cost of investments	$11,816,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.5%)
Asset-Backed Securities (7.4%)
Access Group, Inc.,
Series 2008-1 A
1.601%, 10/27/25(l)	$12,752,914	$12,854,775
American Express Credit Account Master Trust,
Series 2012-3 A
0.353%, 3/15/18(l)	5,000,000	4,974,346
Chase Issuance Trust,
Series 2012-A5 A5
0.590%, 8/15/17	1,500,000	1,500,429
Citibank Omni Master Trust,
Series 2009-A13 A13
5.350%, 8/15/18§	10,000,000	10,617,031
Series 2009-A14A A14
2.953%, 8/15/18(l)§	52,150,000	53,800,213
Series 2009-A17 A17
4.900%, 11/15/18§	20,000,000	21,306,003
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.284%, 1/25/37(l)	128,024	60,550
Collegiate Funding Services Education Loan Trust,
Series 2005-B A2
0.384%, 12/28/21(l)	3,515,690	3,512,340
Educational Services of America, Inc.,
Series 2012-2 A
0.934%, 4/25/39(l)§	4,492,130	4,520,878
EFS Volunteer LLC,
Series 2010-1 A1
1.151%, 10/26/26(l)§	1,348,270	1,366,679
Ford Credit Auto Owner Trust,
Series 2013-A A2
0.380%, 11/15/15	5,000,000	4,998,518
GCO Education Loan Funding Trust,
Series 2005-1 A3L
0.368%, 11/25/20(l)	61,994	61,927
GSAA Home Equity Trust,
Series 2007-6 A4
0.504%, 5/25/47(l)	579,221	401,294
Honda Auto Receivables Owner Trust,
Series 2012-1 A2
0.570%, 8/15/14	2,915,782	2,917,457
Hyundai Auto Receivables Trust,
Series 2012-B A2
0.540%, 1/15/15	4,646,822	4,650,031
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4
0.428%, 8/26/19(l)	1,546,293	1,545,132
Nelnet Student Loan Trust,
Series 2008-4 A2
1.001%, 7/25/18(l)	861,198	865,678
Nissan Auto Lease Trust,
Series 2012-A A2B
0.363%, 7/15/14(l)	3,827,454	3,825,407
Northstar Education Finance, Inc.,
Series 2004-2 A2
0.441%, 1/28/17(l)	7,000,000	6,975,527
Series 2012-1
0.902%, 12/26/31(l)§	5,696,092	5,722,807
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.413%, 10/1/35(l)	1,954,692	1,998,563
Series 2011-1 A1
0.784%, 10/1/18(l)	1,509,551	1,512,626
Plymouth Rock CLO Ltd.,
Series 2010-1A A
1.790%, 2/16/19(l)§	224,576	224,774
SLM Student Loan Trust,
Series 2004-10 A5B
0.701%, 4/25/23(l)§	25,000,000	25,114,567
Series 2004-8 A4
0.441%, 1/27/20(l)	1,069,613	1,069,674
Series 2005-6 A4
0.391%, 4/25/22(l)	105,236	105,236
Series 2007-3 A3
0.341%, 4/25/19(l)	8,700,000	8,610,139
Series 2008-2 A2
0.751%, 1/25/17(l)	4,199,736	4,210,804
Series 2008-5 A2
1.401%, 10/25/16(l)	485,720	488,315
Series 2008-9 A
1.801%, 4/25/23(l)	14,677,680	15,366,075
Series 2009-CT 1A
2.350%, 4/15/39(b)(l)§	1,049,153	1,054,538
Series 2009-D A
3.500%, 8/17/43(b)(l)§	11,295,846	10,846,587
Series 2010-1 A
0.604%, 3/25/25(l)	13,632,245	13,682,895
Series 2012-7 A1
0.364%, 2/27/17(l)	5,228,348	5,230,401

		235,992,216

Non-Agency CMO (8.1%)
Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	676	686
Series 2005-61 2A1
0.484%, 12/25/35(l)	23,227	18,713
Series 2005-62 2A1
1.174%, 12/25/35(l)	225,458	161,100
Series 2006-OA22 A1
0.364%, 2/25/47(l)	697,757	545,783
Series 2007-OA7 A1A
0.384%, 5/25/47(l)	165,684	121,545
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.394%, 5/25/46(l)	7,535,199	5,228,323
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN X1A
2.750%, 10/15/14 IO(l)§	156,900,000	5,969,417
Banc of America Commercial Mortgage, Inc.,
Series 2004-2 A5
4.580%, 11/10/38	9,600,000	9,829,444
Series 2006-2 A4
5.727%, 5/10/45(l)	1,900,000	2,152,448
Series 2006-6 A2
5.309%, 10/10/45	1,996,855	2,043,275
Series 2006-6 A3
5.369%, 10/10/45	850,000	911,563
Series 2007-3 A2
5.623%, 6/10/49(l)	106,063	106,233
Series 2007-3 A2FL
0.372%, 6/10/49(l)§	106,063	106,059
Series 2007-3 A4
5.623%, 6/10/49(l)	1,400,000	1,602,613
Series 2007-4 A4
5.754%, 2/10/51(l)	1,400,000	1,620,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Large Loan Trust,
Series 2010-HLTN
2.503%, 11/15/15(l)§	$6,334,572	$6,369,203
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	14,678	14,942
Banc of America Re-Remic Trust,
Series 2011-STRP A5
1.765%, 2/17/40§	60,578	60,567
BCAP LLC Trust,
Series 2006-AA2 A1
0.374%, 1/25/37(l)	877,681	626,645
BCRR Trust,
Series 2010-LEAF 26A
4.230%, 5/22/34§	38,334	38,519
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.959%, 2/25/33(l)	13,048	12,781
Series 2003-3 3A2
2.513%, 5/25/33(l)	82,324	85,246
Series 2003-8 2A1
3.068%, 1/25/34(l)	6,549	6,885
Series 2003-8 4A1
3.124%, 1/25/34(l)	24,263	25,543
Series 2004-10 21A1
3.123%, 1/25/35(l)	2,776,862	2,853,364
Series 2005-2 A1
2.600%, 3/25/35(l)	111,204	114,705
Series 2005-2 A2
2.793%, 3/25/35(l)	31,748	30,669
Series 2005-5 A1
2.240%, 8/25/35(l)	35,244	36,261
Series 2005-5 A2
2.320%, 8/25/35(l)	670,500	679,939
Series 2007-3 1A1
3.018%, 5/25/47(l)	7,294,818	5,981,277
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.926%, 9/25/35(l)	2,355,491	1,961,810
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	1,000,000	1,099,333
Series 2005-PWR9 A2
4.735%, 9/11/42	808,604	815,696
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.600%, 5/25/35(l)	50,824	51,091
Series 2005-11 A2A
2.570%, 10/25/35(l)	744,894	719,853
Series 2005-12 2A1
1.004%, 8/25/35(l)§	876,511	666,101
Series 2005-6 A1
2.270%, 9/25/35(l)	54,147	55,474
Series 2005-6 A2
2.340%, 9/25/35(l)	235,203	226,506
Series 2005-6 A3
1.990%, 9/25/35(l)	30,817	30,972
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	4,507,337
Series 2007-CD4 A2B
5.205%, 12/11/49	1,051,206	1,084,915
Commercial Mortgage Pass Through Certificates,
Series 2007-FL14 AJ
0.383%, 6/15/22(l)§	1,106,263	1,097,874
Series 2012-9W57 A
2.365%, 2/10/29§	7,000,000	7,318,160
Series 2012-LC4 A1
1.156%, 12/10/44	4,653,104	4,683,012
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.868%, 10/19/32(l)	6,435	4,535
Series 2003-HYB3 7A1
2.927%, 11/19/33(l)	30,565	31,160
Series 2004-12 11A1
3.057%, 8/25/34(l)	524,373	462,815
Series 2005-25 A11
5.500%, 11/25/35	855,985	814,853
Series 2005-3 1A2
0.494%, 4/25/35(l)	301,813	242,209
CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.827%, 3/25/32(l)§	1,081	993
DBRR Trust,
Series 2012-EZ1 A
0.946%, 9/25/45§	38,420,263	38,523,614
Series 2013-EZ2 A
0.853%, 2/25/45(l)§†	4,584,778	4,585,315
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	412,175	424,221
Series 2005-AR2 7A1
4.961%, 10/25/35(l)	292,087	246,137
Series 2006-AB4 A1B1
0.304%, 10/25/36(l)	3,634	1,902
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2 A1
1.454%, 6/28/47(l)§	94,696	94,698
Extended Stay America Trust,
Series 2013-ESFL A1FL
1.004%, 12/5/31(l)§	2,000,000	2,000,572
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.497%, 6/25/34(l)	190,794	193,502
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.615%, 8/25/35(l)	364,845	356,138
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	1,000,000	1,132,463
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.474%, 11/25/45(l)	41,446	33,178
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	600,000	653,376
Series 2007-GG9 A4
5.444%, 3/10/39	5,000,000	5,691,795
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	10,000,000	10,638,187
Series 2007-EOP A1
1.103%, 3/6/20(l)§	773,381	776,465
Series 2007-EOP A2
1.260%, 3/6/20(l)§	2,000,000	2,010,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-EOP A3
1.456%, 3/6/20(l)§	$3,400,000	$3,419,600
Series 2007-EOP B
1.731%, 3/6/20(l)§	1,400,000	1,403,271
Series 2012-GC6 A1
1.282%, 1/10/45	2,953,951	2,976,394
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.662%, 9/25/35(l)	188,315	191,015
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A
0.423%, 5/19/35(l)	33,695	27,204
Series 2006-1 2A1A
0.443%, 3/19/36(l)	241,348	155,096
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.647%, 12/25/34(l)	223,915	209,524
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-PM1A A4
5.326%, 8/12/40(l)	2,102,238	2,109,713
Series 2005-CB11 ASB
5.201%, 8/12/37(l)	9,157,814	9,334,207
Series 2005-CB12 ASB
4.846%, 9/12/37	7,397,206	7,640,693
Series 2005-LDP2 A3A
4.678%, 7/15/42	165,444	171,145
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	14,721,757	15,470,132
Series 2007-CB18 A4
5.440%, 6/12/47	4,900,000	5,556,448
Series 2007-FL1A A1
0.578%, 7/15/19(l)§	166,532	159,038
Series 2007-LD11 ASB
5.807%, 6/15/49(l)	1,963,654	2,142,932
Series 2011-C3 A1
1.875%, 2/15/46§	669,045	675,748
Series 2011-C4 A1
1.525%, 7/15/46§	631,881	636,744
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.630%, 11/21/34(l)	199,611	208,702
MASTR Alternative Loans Trust,
Series 2003-5 6A1
6.000%, 8/25/33	2,380,109	2,566,974
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.903%, 11/15/31(l)	75,162	72,587
Merrill Lynch Floating Trust,
Series 2008-LAQA A1
0.740%, 7/9/21(l)§	2,371,395	2,334,792
Series 2008-LAQA A2
0.740%, 7/9/21(l)§	1,000,000	988,171
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.760%, 10/25/35(l)	1,427,329	1,383,780
Series 2005-2 2A
2.440%, 10/25/35(l)	1,427,075	1,421,754
Series 2005-2 3A
1.204%, 10/25/35(l)	289,874	276,811
Series 2005-3 4A
0.454%, 11/25/35(l)	159,354	151,770
Series 2005-3 5A
0.454%, 11/25/35(l)	280,669	262,186
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49(l)	2,000,000	2,242,814
Morgan Stanley Capital I, Inc.,
Series 2003-IQ5 A4
5.010%, 4/15/38	2,115,056	2,135,631
Series 2005-HQ7 A4
5.210%, 11/14/42(l)	1,000,000	1,094,553
Series 2007-IQ14 A2
5.610%, 4/15/49	352,847	357,138
Series 2011-C1 A1
2.602%, 9/15/47§	9,162,813	9,374,523
Morgan Stanley Re-remic Trust,
Series 2009-GG10 A4A
5.787%, 8/12/45(l)§	3,000,000	3,446,946
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.643%, 12/15/30(l)	22,610	22,064
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39(l)§	1,000,000	1,117,624
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.544%, 6/25/35(l)§	94,767	84,142
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1
0.504%, 8/25/35(l)	56,179	43,085
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.732%, 11/26/23(l)	2,182	2,138
Sequoia Mortgage Trust,
Series 10 2A1
0.963%, 10/20/27(l)	12,104	11,678
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.586%, 2/25/34(l)	155,004	152,709
Series 2004-19 2A1
1.578%, 1/25/35(l)	44,479	33,609
Series 2005-17 3A1
2.653%, 8/25/35(l)	211,507	198,783
Structured Asset Mortgage Investments Trust,
Series 2004-AR5 1A1
0.863%, 10/19/34(l)	98,499	95,315
Series 2005-AR5 A1
0.453%, 7/19/35(l)	202,713	194,723
Series 2005-AR5 A2
0.453%, 7/19/35(l)	377,459	358,042
Series 2006-11 A1
2.739%, 10/28/35(l)§	47,191	41,475
Series 2006-AR4 2A1
0.394%, 6/25/36(l)	55,716	41,665
Series 2006-AR5 1A1
0.414%, 5/25/46(l)	1,946,207	1,208,406
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	2,029,066	2,051,586
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5 A2
3.989%, 6/15/35	233,674	234,145
Series 2004-C12 MAD
5.086%, 7/15/41(l)§	1,409,720	1,453,305
Series 2007-C31 A2
5.421%, 4/15/47	1,066,782	1,089,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-C32 A2
5.727%, 6/15/49(l)	$1,443,006	$1,521,989
Series 2007-WHL8 A1
0.283%, 6/15/20(l)§	1,534,627	1,512,938
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A
1.377%, 11/25/42(l)	10,161	10,039
Series 2002-AR2 A
2.212%, 2/27/34(l)	7,699	7,517
Series 2003-AR1 A5
2.211%, 3/25/33(l)	980,670	1,020,891
Series 2004-AR1 A
2.569%, 3/25/34(l)	1,914,358	1,955,181
Series 2005-AR13 A1A1
0.494%, 10/25/45(l)	241,979	220,274
Series 2005-AR15 A1A1
0.464%, 11/25/45(l)	55,920	51,529
Series 2006-AR15 2A
2.571%, 11/25/46(l)	50,642	46,909
Series 2006-AR3 A1A
1.175%, 2/25/46(l)	83,948	76,709
Series 2006-AR7 3A
2.462%, 7/25/46(l)	243,191	243,308
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.626%, 9/25/34(l)	71,433	73,739
Series 2007-10 1A22
0.704%, 7/25/37(l)	1,505,169	1,272,953
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	2,760,057	2,813,131
Series 2011-C4 A1
1.607%, 6/15/44§	1,388,916	1,404,972
Series 2012-C6 A1
1.081%, 4/15/45	13,941,759	14,011,593

		255,866,746

Total Asset-Backed and Mortgage-Backed Securities		491,858,962

Corporate Bonds (51.6%)
Consumer Discretionary (2.6%)
Auto Components (1.0%)
Johnson Controls, Inc.
0.708%, 2/4/14(l)	30,000,000	30,073,935
1.750%, 3/1/14	830,000	839,575

		30,913,510

Automobiles (0.1%)
Daimler Finance North America LLC
0.894%, 3/28/14(l)§	2,690,000	2,693,094

Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
1.710%, 5/23/14	2,445,189	2,447,864

Household Durables (0.2%)
Newell Rubbermaid, Inc.
2.000%, 6/15/15	1,500,000	1,527,369
Whirlpool Corp.
8.600%, 5/1/14	3,000,000	3,240,910

		4,768,279

Media (1.2%)
COX Communications, Inc.
4.625%, 6/1/13	18,506,000	18,628,379
5.450%, 12/15/14	255,000	275,825
Discovery Communications LLC
3.700%, 6/1/15	2,000,000	2,120,869
NBCUniversal Enterprise, Inc.
0.817%, 4/15/16(b)(l)§	9,250,000	9,251,886
0.965%, 4/15/18(b)(l)§	1,000,000	1,000,227
Reed Elsevier Capital, Inc.
7.750%, 1/15/14	2,000,000	2,105,969
TCI Communications, Inc.
8.750%, 8/1/15	1,038,000	1,227,619
Time Warner Cable, Inc.
6.200%, 7/1/13	4,603,000	4,667,413
Time Warner, Inc.
5.875%, 11/15/16	500,000	581,424
Turner Broadcasting System, Inc.
8.375%, 7/1/13	2,000,000	2,036,609

		41,896,220

Total Consumer Discretionary		82,718,967

Consumer Staples (5.4%)
Beverages (1.8%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	6,047,000	6,118,395
5.375%, 11/15/14	15,580,000	16,767,472
4.125%, 1/15/15	7,350,000	7,800,188
3.625%, 4/15/15	1,450,000	1,535,335
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	4,000,000	4,011,619
Foster’s Finance Corp.
4.875%, 10/1/14(b)§	2,400,000	2,521,300
PepsiCo, Inc.
3.750%, 3/1/14	2,250,000	2,317,001
SABMiller Holdings, Inc.
1.850%, 1/15/15§	2,200,000	2,235,358
2.450%, 1/15/17§	13,000,000	13,555,333

		56,862,001

Food & Staples Retailing (0.3%)
Kroger Co.
5.000%, 4/15/13	2,000,000	2,003,206
Walgreen Co.
0.780%, 3/13/14(l)	7,113,000	7,121,891

		9,125,097

Food Products (1.0%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	520,000	530,381
Campbell Soup Co.
0.599%, 8/1/14(l)	4,000,000	4,011,032
General Mills, Inc.
0.601%, 1/29/16(l)	3,200,000	3,199,200
H.J. Heinz Co.
5.350%, 7/15/13	8,558,000	8,664,974
Hershey Co.
1.500%, 11/1/16	500,000	512,456
Mondelez International, Inc.
2.625%, 5/8/13	10,466,000	10,487,147
5.250%, 10/1/13	1,750,000	1,789,970
6.750%, 2/19/14	2,175,000	2,290,942
WM Wrigley Jr Co.
3.050%, 6/28/13(b)§	1,580,000	1,585,650

		33,071,752

Household Products (0.2%)
Procter & Gamble Co.
0.700%, 8/15/14	7,400,000	7,430,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (2.1%)
Altria Group, Inc. 8.500%, 11/10/13	$24,440,000	$25,610,543
4.125%, 9/11/15	1,500,000	1,617,030
Philip Morris International, Inc.
6.875%, 3/17/14	18,819,000	19,978,185
2.500%, 5/16/16	10,476,000	11,022,198
Reynolds American, Inc.
7.300%, 7/15/15	3,177,000	3,616,454
1.050%, 10/30/15	3,200,000	3,199,039

		65,043,449

Total Consumer Staples		171,532,430

Energy (2.4%)
Energy Equipment & Services (0.2%)
Cameron International Corp. 1.217%, 6/2/14(l)	5,525,000	5,553,432

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	9,335,000	9,917,876
5.750%, 6/15/14	4,400,000	4,652,708
Apache Corp. 5.250%, 4/15/13	5,000,000	5,008,613
ConocoPhillips Australia Funding Co. 5.500%, 4/15/13	3,600,000	3,606,779
Devon Energy Corp. 5.625%, 1/15/14	850,000	883,128
2.400%, 7/15/16	2,850,000	2,954,506
1.875%, 5/15/17	1,000,000	1,009,323
Energy Transfer Partners LP
6.000%, 7/1/13	3,195,000	3,237,161
8.500%, 4/15/14	6,209,000	6,681,158
Enterprise Products Operating LLC
5.900%, 4/15/13	1,720,000	1,723,372
9.750%, 1/31/14	5,000,000	5,368,899
5.600%, 10/15/14	1,700,000	1,822,838
1.250%, 8/13/15	2,500,000	2,516,227
Series I
5.000%, 3/1/15	1,640,000	1,767,241
Series M
5.650%, 4/1/13	3,000,000	2,999,967
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	2,150,000	2,214,826
Phillips 66
1.950%, 3/5/15	1,200,000	1,226,803
2.950%, 5/1/17	1,000,000	1,061,320
Plains All American Pipeline LP/Plains All American Finance Corp.
5.625%, 12/15/13	1,000,000	1,036,261
5.250%, 6/15/15	5,000,000	5,504,983
3.950%, 9/15/15	3,212,000	3,457,978
6.125%, 1/15/17	2,193,000	2,578,641

		71,230,608

Total Energy		76,784,040

Financials (25.6%)
Capital Markets (3.1%)
Bank of New York Mellon Corp.
0.513%, 3/4/16(l)	23,000,000	23,006,769
Goldman Sachs Group, Inc.
5.250%, 10/15/13	5,000,000	5,117,377
1.296%, 2/7/14(l)	9,590,000	9,639,816
5.000%, 10/1/14	2,000,000	2,122,317
1.289%, 11/21/14(l)	12,500,000	12,571,875
0.805%, 1/12/15(l)	3,000,000	2,985,646
0.702%, 7/22/15(l)	1,000,000	991,067
Merrill Lynch & Co., Inc.
5.450%, 7/15/14	1,000,000	1,054,666
Morgan Stanley
0.605%, 1/9/14(l)	11,920,000	11,886,991
1.902%, 1/24/14(l)	25,560,000	25,753,100
6.000%, 5/13/14	4,500,000	4,749,422

		99,879,046

Commercial Banks (1.7%)
American Express Centurion Bank
0.743%, 11/13/15(l)	13,000,000	13,001,089
JPMorgan Chase Bank N.A.
0.610%, 6/13/16(l)	4,000,000	3,934,072
U.S. Bancorp
2.000%, 6/14/13	2,500,000	2,508,332
Union Bank N.A.
2.125%, 12/16/13	14,230,000	14,395,616
1.233%, 6/6/14(l)	17,000,000	17,134,980
Wachovia Corp.
5.500%, 5/1/13	1,800,000	1,807,726

		52,781,815

Consumer Finance (6.9%)
American Express Co.
7.250%, 5/20/14	4,307,000	4,623,782
American Express Credit Corp.
5.125%, 8/25/14	3,570,000	3,788,873
1.380%, 6/12/15(l)	2,900,000	2,942,314
American Honda Finance Corp.
0.680%, 6/18/14(l)§	12,000,000	12,036,997
1.450%, 2/27/15§	1,711,000	1,734,145
2.500%, 9/21/15§	1,700,000	1,769,421
2.600%, 9/20/16§	1,815,000	1,912,089
2.125%, 2/28/17§	15,000,000	15,570,185
Ford Motor Credit Co. LLC
1.384%, 8/28/14(l)	8,000,000	7,998,313
3.875%, 1/15/15	11,200,000	11,642,400
7.000%, 4/15/15	1,500,000	1,649,400
2.500%, 1/15/16	10,500,000	10,618,125
HSBC Finance Corp.
0.554%, 1/15/14(l)	32,949,000	32,910,977
5.250%, 1/15/14	10,250,000	10,612,784
HSBC USA, Inc.
2.375%, 2/13/15	18,931,000	19,505,942
John Deere Capital Corp.
0.750%, 1/22/16	3,600,000	3,606,283
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	1,000,000	1,065,527
1.000%, 3/15/16§	1,400,000	1,398,226
1.950%, 9/12/17§	28,700,000	29,175,005
PACCAR Financial Corp.
0.534%, 6/5/14(l)	5,000,000	5,009,220
0.563%, 2/8/16(l)	5,700,000	5,701,596
SLM Corp.
5.000%, 10/1/13	14,469,000	14,722,208
0.601%, 1/27/14(l)	6,585,000	6,517,504
3.875%, 9/10/15	900,000	933,750
6.250%, 1/25/16	4,500,000	4,916,250
Toyota Motor Credit Corp.
0.430%, 3/10/15(l)	5,825,000	5,830,986

		218,192,302

Diversified Financial Services (8.6%)
Bank of America Corp.
7.375%, 5/15/14	41,400,000	44,268,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
6.500%, 8/19/13	$14,520,000	$14,847,012
0.406%, 3/7/14(l)	11,295,000	11,271,794
CME Group, Inc./Illinois
5.400%, 8/1/13	3,620,000	3,679,457
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,336,000
General Electric Capital Corp.
5.900%, 5/13/14	5,000,000	5,299,318
0.917%, 6/2/14(l)	5,000,000	5,028,756
5.500%, 6/4/14	5,000,000	5,290,509
5.650%, 6/9/14	1,500,000	1,590,988
0.540%, 9/15/14(l)	1,500,000	1,499,171
4.750%, 9/15/14	17,500,000	18,324,425
2.150%, 1/9/15	5,000,000	5,127,340
1.042%, 8/11/15(l)	3,000,000	3,023,676
0.881%, 12/11/15(l)	7,000,000	7,066,660
0.905%, 1/8/16(l)	10,700,000	10,756,175
5.000%, 1/8/16	50,000	55,331
Genworth Global Funding Trusts
5.750%, 5/15/13	9,650,000	9,701,963
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	1,000,000	1,003,101
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	2,000,000	2,161,685
JPMorgan Chase & Co.
4.650%, 6/1/14	5,804,000	6,068,816
1.875%, 3/20/15	16,875,000	17,183,921
3.400%, 6/24/15	2,000,000	2,105,569
0.908%, 2/26/16(l)	40,700,000	40,735,703
MassMutual Global Funding II
2.875%, 4/21/14(b)§	5,514,000	5,615,266
SSIF Nevada LP
1.005%, 4/14/14(l)§	35,000,000	35,209,090
TIAA Global Markets, Inc.
4.950%, 7/15/13(b)§	2,910,000	2,943,550

		271,193,597

Insurance (5.2%)
American International Group, Inc.
4.250%, 5/15/13	13,060,000	13,113,934
3.750%, 11/30/13§	10,270,000	10,464,723
3.650%, 1/15/14	7,206,000	7,362,812
4.250%, 9/15/14	15,100,000	15,804,886
4.250%, 5/15/13(b)(m)	3,500,000	3,514,454
Berkshire Hathaway, Inc.
0.990%, 8/15/14(l)	200,000	201,951
MetLife Institutional Funding II
1.182%, 4/4/14(l)§	2,200,000	2,217,874
0.668%, 1/6/15(b)(l)§	14,000,000	14,027,300
Metropolitan Life Global Funding I
5.200%, 9/18/13(b)§	230,000	235,002
1.055%, 1/10/14(l)§	16,400,000	16,487,192
Monumental Global Funding III
0.504%, 1/15/14(b)(l)§	31,500,000	31,501,049
Pacific Life Global Funding
5.150%, 4/15/13(b)§	1,200,000	1,202,006
Principal Life Global Funding II
1.000%, 12/11/15(b)§	3,500,000	3,477,226
SLM Student Loan Trust
2.997%, 9/30/15§	12,350,000	12,876,431
Sun Life Financial Global Funding III LP
0.574%, 10/6/13(l)§	31,615,000	31,558,665

		164,045,505

Real Estate Investment Trusts (REITs) (0.1%)
WEA Finance LLC/WT Finance (Aust) Pty Ltd.
5.750%, 9/2/15(b)§	2,500,000	2,761,470

Total Financials		808,853,735

Health Care (4.4%)
Biotechnology (1.4%)
Amgen, Inc.
1.875%, 11/15/14	14,400,000	14,687,016
4.850%, 11/18/14	2,300,000	2,456,629
2.300%, 6/15/16	4,800,000	4,997,415
2.500%, 11/15/16	7,475,000	7,835,275
5.850%, 6/1/17	3,000,000	3,541,795
Genentech, Inc.
4.750%, 7/15/15	1,540,000	1,677,560
Gilead Sciences, Inc.
2.400%, 12/1/14	3,915,000	4,024,153
3.050%, 12/1/16	6,154,000	6,596,560

		45,816,403

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.
4.000%, 3/1/14	500,000	515,841
Boston Scientific Corp.
5.450%, 6/15/14	19,135,000	20,129,949
4.500%, 1/15/15	6,800,000	7,189,159

		27,834,949

Health Care Providers & Services (0.4%)
Express Scripts Holding Co.
6.250%, 6/15/14	7,500,000	7,982,050
WellPoint, Inc.
1.250%, 9/10/15	4,000,000	4,026,871

		12,008,921

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	2,500,000	2,529,096
3.250%, 11/20/14	1,000,000	1,038,255
3.200%, 5/1/15	1,225,000	1,280,538
2.250%, 8/15/16	5,061,000	5,225,567

		10,073,456

Pharmaceuticals (1.4%)
AbbVie, Inc.
1.200%, 11/6/15§	16,200,000	16,325,672
Actavis, Inc.
1.875%, 10/1/17	1,000,000	1,011,650
Eli Lilly and Co.
4.200%, 3/6/14	7,150,000	7,400,368
Merck & Co., Inc.
5.300%, 12/1/13	13,000,000	13,427,870
Novartis Capital Corp.
4.125%, 2/10/14	5,840,000	6,022,080

		44,187,640

Total Health Care		139,921,369

Industrials (3.4%)
Aerospace & Defense (0.1%)
United Technologies Corp.
0.557%, 12/2/13(l)	1,850,000	1,853,634

Building Products (0.1%)
CRH America, Inc.
5.300%, 10/15/13	1,695,000	1,733,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.1%)
Yale University
2.900%, 10/15/14	$2,703,000	$2,804,326

Industrial Conglomerates (0.9%)
Danaher Corp.
0.532%, 6/21/13(l)	29,300,000	29,313,452

Machinery (0.2%)
Eaton Corp.
0.950%, 11/2/15§	7,520,000	7,549,803

Road & Rail (1.9%)
Burlington Northern Santa Fe LLC
4.300%, 7/1/13	7,500,000	7,577,127
4.875%, 1/15/15	3,000,000	3,213,810
CSX Corp.
5.500%, 8/1/13	10,000,000	10,161,107
6.250%, 4/1/15	6,925,000	7,670,675
ERAC USA Finance LLC
2.250%, 1/10/14§	4,500,000	4,542,815
Norfolk Southern Corp.
5.257%, 9/17/14	1,500,000	1,599,531
7.700%, 5/15/17	3,600,000	4,514,650
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 7/11/14§	2,800,000	2,841,350
3.125%, 5/11/15§	5,000,000	5,169,311
2.500%, 3/15/16§	11,150,000	11,421,808
3.750%, 5/11/17§	2,000,000	2,137,696
Union Pacific Corp.
5.125%, 2/15/14	1,000,000	1,038,521

		61,888,401

Trading Companies & Distributors (0.1%)
International Lease Finance Corp.
5.875%, 5/1/13	1,500,000	1,506,150
4.875%, 4/1/15	700,000	735,000
8.625%, 9/15/15	1,000,000	1,138,750

		3,379,900

Total Industrials		108,522,724

Information Technology (2.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.
0.531%, 3/14/14(l)	32,050,000	32,106,729

Computers & Peripherals (0.9%)
Dell, Inc.
4.700%, 4/15/13	4,000,000	4,005,182
1.400%, 9/10/13	4,237,000	4,242,175
2.100%, 4/1/14	1,000,000	1,008,007
Hewlett-Packard Co.
0.568%, 5/24/13(l)	8,800,000	8,799,189
1.250%, 9/13/13	3,000,000	3,001,244
6.125%, 3/1/14	7,800,000	8,159,727

		29,215,524

IT Services (0.1%)
HP Enterprise Services LLC Series B
6.000%, 8/1/13	2,500,000	2,542,361

Office Electronics (0.3%)
Xerox Corp.
1.680%, 9/13/13(l)	8,870,000	8,900,110

Software (0.0%)
Symantec Corp.
2.750%, 9/15/15	1,100,000	1,135,355

Total Information Technology		73,900,079

Materials (1.6%)
Chemicals (0.9%)
Dow Chemical Co.
5.900%, 2/15/15	5,000,000	5,463,093
2.500%, 2/15/16	1,000,000	1,041,300
E.I. du Pont de Nemours & Co.
0.704%, 3/25/14(l)	10,693,000	10,734,443
Ecolab, Inc.
1.000%, 8/9/15	2,500,000	2,503,975
3.000%, 12/8/16	7,895,000	8,397,526

		28,140,337

Metals & Mining (0.7%)
ArcelorMittal USA LLC
6.500%, 4/15/14	15,321,000	16,029,596
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	4,900,000	4,926,690

		20,956,286

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.700%, 6/15/15	500,000	570,000

Total Materials		49,666,623

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Qwest Corp.
3.530%, 6/15/13(l)	3,200,000	3,207,381

Wireless Telecommunication Services (0.3%)
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	5,030,000	5,235,859
5.550%, 2/1/14	3,650,000	3,794,617

		9,030,476

Total Telecommunication Services		12,237,857

Utilities (3.5%)
Electric Utilities (2.5%)
Appalachian Power Co.
0.665%, 8/16/13(l)	1,000,000	1,000,650
Dayton Power & Light Co.
5.125%, 10/1/13	4,237,000	4,330,273
Duke Energy Carolinas LLC
1.750%, 12/15/16	5,000,000	5,139,261
Duke Energy Corp.
5.650%, 6/15/13	23,135,000	23,374,974
6.300%, 2/1/14	3,130,000	3,271,988
Great Plains Energy, Inc.
2.750%, 8/15/13	1,435,000	1,443,629
Nevada Power Co. Series L
5.875%, 1/15/15	150,000	163,344
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	17,680,000	17,898,850
Ohio Edison Co.
6.400%, 7/15/16	2,630,000	3,072,100
Ohio Power Co.
6.000%, 6/1/16	5,000,000	5,727,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.
4.800%, 3/1/14	$12,470,000	$12,944,197

		78,366,829

Independent Power Producers & Energy Traders (0.1%)
PPL Energy Supply LLC
6.300%, 7/15/13	750,000	761,575
PSEG Power LLC
2.500%, 4/15/13	3,980,000	3,982,985

		4,744,560

Multi-Utilities (0.9%)
Consumers Energy Co.
Series P
5.500%, 8/15/16	3,000,000	3,450,145
Dominion Resources, Inc.
1.800%, 3/15/14	15,000,000	15,159,943
1.950%, 8/15/16	2,555,000	2,634,944
Series A
1.400%, 9/15/17	8,000,000	7,983,720

		29,228,752

Total Utilities		112,340,141

Total Corporate Bonds		1,636,477,965

Government Securities (37.5%)
Agency ABS (0.7%)
Massachusetts Educational Financing Authority Student Loan, Class A1
Series 2008-1 A1
1.251% 4/25/38(l)	860,279	870,181
National Credit Union Administration Guaranteed Notes, Class A
Series 2010-A1 A
0.553% 12/7/20(l)	3,101,962	3,110,059
Small Business Administration, Class 1
Series 2008-P10A 1
5.902% 2/10/18	418,655	462,305
Small Business Administration Participation Certificates, Class 1
Series 2003-20I 1
5.130% 9/1/23	14,606	16,196
Series 2004-20C 1
4.340% 3/1/24	103,009	113,006
Series 2005-20B 1
4.625% 2/1/25	121,689	135,574
Series 2008-20G 1
5.870% 7/1/28	8,398,600	9,851,892
Series 2008-20H 1
6.020% 8/1/28	7,578,448	8,837,055

		23,396,268

Agency CMO (5.9%)
Federal Home Loan Mortgage Corp.
0.353% 7/15/19(l)	862,863	863,452
1.308% 8/25/19 IO(l)	96,192,366	6,937,393
5.000% 2/15/20	17,510	17,534
5.000% 8/15/20	27,617	27,871
0.353% 10/15/20(l)	1,774,956	1,775,119
2.365% 11/1/23(l)	4,872	5,093
0.503% 8/15/25(l)	4,199,900	4,218,855
6.500% 4/15/29	20,447	22,876
0.553% 12/15/29(l)	2,919	2,912
2.367% 1/1/34(l)	34,244	36,492
0.603% 7/15/34(l)	7,428,543	7,436,479
2.890% 3/1/35(l)	198,252	213,183
4.934% 10/1/35(l)	57,212	60,470
5.086% 10/1/35(l)	123,030	130,220
4.755% 11/1/35(l)	112,596	118,862
2.225% 7/1/36(l)	1,319,837	1,402,822
2.603% 9/1/36(l)	1,244,603	1,316,287
0.603% 9/15/36(l)	144,630	144,911
2.690% 10/1/36(l)	871,594	929,358
0.583% 11/15/36(l)	101,795	101,992
0.683% 11/15/36(l)	2,360,891	2,370,649
0.703% 7/15/39(l)	929,821	933,934
0.703% 2/15/41(l)	4,428,138	4,455,041
0.623% 4/15/41(l)	3,376,453	3,386,058
0.653% 9/15/41(l)	7,904,430	7,925,229
6.500% 7/25/43	9,948	11,472
1.375% 10/25/44(l)	901,481	900,216
1.375% 2/25/45(l)	1,153,851	1,150,362
Federal National Mortgage Association
2.090% 10/1/15	4,960,783	5,006,106
0.492% 11/25/16	7,066,834	7,043,948
0.900% 1/1/21(l)	4,823,022	4,874,496
2.493% 11/1/34(l)	943,667	1,008,007
2.301% 1/1/35(l)	23,840	24,916
0.504% 5/25/35(l)	176,272	176,358
2.640% 5/25/35(l)	369,557	382,871
2.556% 7/1/35(l)	170,848	181,707
5.518% 12/1/35(l)	225,295	240,390
2.562% 1/1/36(l)	179,090	189,312
5.705% 3/1/36(l)	304,321	324,737
5.805% 3/1/36(l)	253,737	270,600
0.654% 6/25/36(l)	9,710,405	9,754,098
0.244% 12/25/36(l)	53,553	52,198
0.744% 7/25/37(l)	2,525,465	2,543,713
0.404% 10/27/37(l)	6,700,000	6,669,816
0.884% 12/25/37(l)	4,067,509	4,118,238
0.604% 1/25/38(l)	2,148,999	2,150,591
0.784% 6/25/41(l)	6,430,024	6,480,524
0.754% 9/25/41(l)	14,305,208	14,405,031
0.554% 5/25/42(l)	55,063	54,967
0.654% 6/25/42(l)	6,394,013	6,398,979
1.378% 3/1/44(l)	588,953	597,747
1.375% 7/1/44(l)	8,294	8,418
1.375% 10/1/44(l)	43,543	44,192
Government National Mortgage Association, Class FC
0.902% 2/20/62(l)	14,767,673	14,996,425
1.252% 2/20/62(l)	7,758,369	8,007,839
0.752% 4/20/62(l)	7,835,171	7,893,880
0.772% 4/20/62(l)	6,752,629	6,808,244
National Credit Union Administration Guaranteed Notes, Class 1A
Series 2010-C1 A1
1.600% 10/29/20	7,985,078	8,122,263
Series 2010-R3 1A
0.763% 12/8/20(l)	12,286,234	12,395,335
Series 2011-R4 1A
0.583% 3/6/20(l)	10,291,095	10,313,606

		188,434,694

Municipal Bonds (5.1%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement
0.812% 7/1/16	2,500,000	2,492,975
Arkansas Student Loan Authority
1.391% 11/25/43(l)	3,121,975	3,133,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
California Infrastructure & Economic Development Bank
1.000% 10/1/47(l)	$6,000,000	$5,999,100
Citizens Property Insurance Corporation Florida High Risk Senior Secured
5.000% 6/1/14	1,310,000	1,378,945
City & Country of Honolulu Taxable
0.778% 11/1/15	2,200,000	2,208,866
City of New York, New York Taxable
1.520% 8/1/13	10,000,000	10,041,900
5.000% 10/1/14	6,000,000	6,403,380
4.650% 6/1/15	2,785,000	3,024,287
5.000% 10/15/15	7,220,000	8,005,897
2.560% 8/1/17	2,000,000	2,121,060
Commonwealth of Massachusetts Various Consolidated Loan
0.460% 1/1/17	2,000,000	2,005,120
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System
4.000% 5/15/15	655,000	702,776
4.000% 5/15/16	500,000	549,635
Fairfax County Virginia Redevelopment & Housing Authority
0.660% 3/1/15	1,015,000	1,013,650
Floyd County Development Authority Pollution Georgia Power Company Plant
0.850% 7/1/22(l)	1,000,000	1,002,600
Irvine Ranch California Water District Joint Powers Agency
2.388% 3/15/14	1,890,000	1,892,570
Lower Colorado River Authority Texas Revenue Refunding
5.000% 5/15/15	2,385,000	2,613,865
New Jersey Economic Development Authority Refunding Taxable School Faclities Construction
0.857% 3/1/15	6,200,000	6,199,628
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable
4.252% 1/1/16	3,840,000	3,965,414
New York State Dormitory Authority Non Taxable- Pledged Assessment
3.125% 12/1/15	7,085,000	7,492,742
North Carolina Medical Care Commission various Refunding Wake Forest
0.860% 12/1/33(l)	500,000	500,605
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes
1.010% 10/26/20(l)	8,488,037	8,495,847
Northeast Maryland Waste Disposal Authority Amt- Montgomery County Solid
4.000% 4/1/16	10,000,000	10,973,101
Northstar Education Finance Delaware Student Loan Asset
0.491% 4/29/19(l)	7,800,000	7,780,968
Oakland County Michigan Certificates Participation Taxable-Retiree Medical Benefits
6.000% 4/1/16	6,840,000	7,216,268
Orange County California Taxable Pension
0.680% 2/1/14	10,000,000	9,992,600
0.730% 5/1/14	8,000,000	8,000,880
South Carolina Student Loan Corp.
0.751% 1/25/21(l)	4,446,970	4,453,423
South Dakota Educational Enhancement Funding Corp.
1.188% 6/1/15	2,525,000	2,524,874
1.551% 6/1/16	1,000,000	1,000,020
State of California Taxable Various Purpose
5.250% 4/1/14	2,275,000	2,380,901
0.850% 2/1/15	5,000,000	5,012,700
State of California, Various Purposes, General Obligation Bonds, Series 2009
5.450% 4/1/15	2,465,000	2,697,006
State of New Jersey Economic Development Authority, Pension Funding Bonds, Revenue Bonds,
Series 2010B
1.280% 6/15/13(l)	7,000,000	7,006,440
Tarrant County Texas Cultural Education Scott and White Healthcare Project
5.000% 8/15/15	850,000	935,425
Tobacco Settlement Finance Authority of West Virginia
7.467% 6/1/47	1,295,000	1,112,625
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt
3.000% 11/1/16	5,000,000	5,250,600
University of California Revenues Taxable General
0.392% 5/15/15	3,325,000	3,305,615
1.988% 5/15/50(l)	1,500,000	1,501,770
University Wisconsin Hospitals & Clinics Authority
4.000% 4/1/15	320,000	341,738

		162,731,373

U.S. Government Agencies (21.9%)
Federal Farm Credit Bank
0.250% 6/11/14(l)	15,000,000	15,012,090
0.550% 7/9/15	1,775,000	1,776,706
Federal Home Loan Bank
1.800% 5/16/19	4,075,000	4,081,976
Federal Home Loan Mortgage Corp.
0.350% 11/26/14	48,000,000	48,019,642
0.650% 8/28/15	1,300,000	1,304,509
0.500% 9/14/15	49,400,000	49,428,652
0.420% 9/18/15	20,000,000	19,985,440
1.125% 1/13/16	30,000,000	30,197,892
2.250% 7/3/17	44,100,000	44,321,594
2.000% 7/17/17	25,000,000	25,126,718
2.000% 8/14/17	38,625,000	38,867,685
1.250% 9/18/17	1,000,000	1,004,344
2.000% 11/6/17	7,500,000	7,689,857
2.000% 12/27/18	5,000,000	5,052,268
3.000% 1/17/19	48,935,000	49,903,936
1.700% 5/21/19	18,000,000	18,030,283
3.000% 7/10/19	34,875,000	35,268,502
3.000% 7/31/19	74,250,000	74,872,103
3.000% 8/1/19	60,400,000	60,910,270
3.000% 8/8/19	8,000,000	8,071,561
2.000% 10/9/19	6,900,000	6,948,332
Federal National Mortgage Association
0.750% 1/30/15	15,000,000	15,067,497
0.750% 2/24/15	2,000,000	2,009,567
2.000% 9/21/15	4,000,000	4,156,450
0.625% 2/22/16	11,161,000	11,168,162
1.250% 6/20/16	19,500,000	19,546,133
1.000% 8/29/16	6,150,000	6,158,558
2.050% 12/27/16	1,000,000	1,004,371
1.200% 3/6/17	430,000	433,206
3.000% 4/26/17	5,500,000	5,511,437
1.000% 9/20/17	15,000,000	15,031,638
1.625% 1/23/18	655,000	655,591
1.750% 5/24/18	9,700,000	9,718,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.750% 4/16/19	$47,650,000	$49,156,012
3.000% 6/27/19	1,500,000	1,527,866
2.000% 10/24/19	1,000,000	1,001,099
3.430% 12/15/20	2,350,000	2,376,809
Small Business Administration Series 2004-P10A
4.504% 2/1/14	8,218	8,398

		690,405,462

U.S. Treasuries (3.9%)
U.S. Treasury Notes
0.125% 12/31/14	124,300,000	124,086,353
0.250% 1/31/15	600,000	600,141
0.875% 1/31/18	300,000	301,939

		124,988,433

Total Government Securities		1,189,956,230

Total Long-Term Debt Securities (104.6%) (Cost $3,305,983,772)		3,318,293,157

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc	4	1,027

Total Common Stocks (0.0%) (Cost $790)		1,027

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Dell, Inc.
0.13%, 4/11/13 (n)(p)	$3,600,000	3,599,856
Entergy Corp.
0.52%, 5/15/13 (n)(p)	1,000,000	999,350
Volvo Treasury North America LP
0.33%, 4/22/13 (n)(p)	13,100,000	13,097,380

Total Commercial Paper		17,696,586

Total Short-Term Investments (0.6%) (Cost $17,691,848)		17,696,586

Total Investments Before Securities Sold Short (105.2%) (Cost $3,323,676,410)		3,335,990,770

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*†	(13)	(212)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(212)

Total Investments after Securities Sold Short (105.2%) (Cost $3,323,676,410)		3,335,990,558
Other Assets Less Liabilities (-5.2%)		(164,351,230)

Net Assets (100%)		$3,171,639,328

*	Non-income producing.

†	Securities (totaling $4,585,103 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $573,085,914 or 18.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $3,514,454 or 0.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$235,992,216	$—	$235,992,216
Non-Agency CMO	—	251,281,431	4,585,315	255,866,746
Common Stocks
Financials	1,027	—	—	1,027
Corporate Bonds
Consumer Discretionary	—	82,718,967	—	82,718,967
Consumer Staples	—	171,532,430	—	171,532,430
Energy	—	76,784,040	—	76,784,040
Financials	—	808,853,735	—	808,853,735
Health Care	—	139,921,369	—	139,921,369
Industrials	—	108,522,724	—	108,522,724
Information Technology	—	73,900,079	—	73,900,079
Materials	—	49,666,623	—	49,666,623
Telecommunication Services	—	12,237,857	—	12,237,857
Utilities	—	112,340,141	—	112,340,141
Government Securities
Agency ABS	—	23,396,268	—	23,396,268
Agency CMO	—	188,434,694	—	188,434,694
Municipal Bonds	—	162,731,373	—	162,731,373
U.S. Government Agencies	—	690,405,462	—	690,405,462
U.S. Treasuries	—	124,988,433	—	124,988,433
Short-Term Investments	—	17,696,586	—	17,696,586

Total Assets	$1,027	$3,331,404,428	$4,585,315	$3,335,990,770

Liabilities:
Common Stocks
Financials	$—	$—	$(212)	$(212)

Total Liabilities	$—	$—	$(212)	$(212)

Total	$1,027	$3,331,404,428	$4,585,103	$3,335,990,558

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks - Financials	Investments in Securities-Non-Agency CMO
Balance as of 12/31/12	$(204)	$36,767,304
Total gains or losses (realized/unrealized) included in earnings	(8)	5,927
Purchases	—	4,594,609
Sales	—	(15,221)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(36,767,304)

Balance as of 3/31/13	$(212)	$4,585,315

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for the period ending 3/31/13.	$(8)	$5,909

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$902,194,405
Long-term U.S. government debt securities	2,476,054,994

$3,378,249,399

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$754,265,262
Long-term U.S. government debt securities	2,502,891,785

$3,257,157,047

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,875,397
Aggregate gross unrealized depreciation	(8,613,262)

Net unrealized appreciation	$12,262,135

Federal income tax cost of investments	$3,323,728,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.7%)
Asset-Backed Securities (3.8%)
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		$620,000	$628,626
Series 2013-1 A2
1.000%, 2/15/18		875,000	874,960
American Express Credit Account Master Trust,
Series 2012-2 A
0.680%, 3/15/18		1,360,000	1,363,265
Series 2012-5 A
0.590%, 5/15/18		755,000	755,323
AmeriCredit Automobile Receivables Trust,
Series 2011-3 A2
0.840%, 11/10/14		39,981	39,983
Series 2011-4 A2
0.920%, 3/9/15		114,458	114,537
Series 2011-5 A2
1.190%, 8/8/15		127,682	127,946
Series 2012-3 A3
0.960%, 1/9/17		805,000	810,486
Series 2012-4 A2
0.490%, 4/8/16		629,878	629,989
Series 2013-1 A2
0.490%, 6/8/16		558,000	558,098
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-3A A
2.100%, 3/20/19§		480,000	488,830
Bank of America Auto Trust,
Series 2012-1 A4
1.030%, 12/15/16		570,000	575,849
BMW Floorplan Master Owner Trust,
Series 2012-1A A
0.603%, 9/15/17(l)§		298,000	298,408
Cabela’s Master Credit Card Trust,
Series 2013-1A A
2.710%, 2/17/26(b)§		615,000	614,962
Capital Auto Receivables Trust,
Series 2013-1 A2
0.620%, 7/20/16		481,000	480,631
CarMax Auto Owner Trust,
Series 2012-1 A3
0.890%, 9/15/16		735,000	739,105
Chase Issuance Trust,
Series 2013-A1 A1
1.300%, 2/18/20		250,000	251,265
CIT Canada Equipment Receivables Trust,
Series 2012-1A A1
1.705%, 7/22/13§	CAD	43,606	42,930
CIT Equipment Collateral,
Series 2012-VT1 A3
1.100%, 8/22/16§		$391,785	392,646
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT
3.860%, 1/25/33(e)		87,057	89,439
CNH Equipment Trust,
Series 2010-C A3
1.170%, 5/15/15		115,916	116,196
Series 2012-A A3
0.940%, 5/15/17		557,355	560,032
Discover Card Master Trust,
Series 2012-A1 A1
0.810%, 8/15/17		439,000	441,073
Series 2012-A3 A
0.860%, 11/15/17		406,000	408,333
Dryrock Issuance Trust,
Series 2012-2 A
0.640%, 8/15/18		750,000	749,230
Exeter Automobile Receivables Trust,
Series 2012-1A A
2.020%, 8/15/16§		272,204	273,109
Series 2012-2A A
1.300%, 6/15/17§		467,110	469,570
Fifth Third Auto Trust,
Series 2013-A A3
0.610%, 9/15/17		488,000	487,987
Ford Auto Securitization Trust,
Series 2011-R3A A2
1.960%, 7/15/15§	CAD	766,741	756,967
Series 2013-R1 A2
1.676%, 9/15/16		438,000	432,136
Ford Credit Auto Lease Trust,
Series 2012-B A2
0.540%, 11/15/14		$699,000	699,258
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		210,000	209,366
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A1
0.740%, 9/15/16		765,000	766,761
Series 2013-1 A1
0.850%, 1/15/18		584,000	583,370
GE Capital Credit Card Master Note Trust,
Series 2012-6 A
1.360%, 8/17/20		685,000	691,222
Series 2012-7 A
1.760%, 9/15/22		590,000	586,295
Series 2013-1 A
1.350%, 3/15/21		570,000	569,982
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A
0.693%, 6/20/17(l)		1,095,000	1,097,202
GE Equipment Midticket LLC,
Series 2011-1 A3
1.000%, 8/24/15		302,234	303,034
Gracechurch Card Funding plc,
Series 2012-1A A1
0.903%, 2/15/17(l)§		725,000	731,171
Hertz Vehicle Financing LLC,
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,139,868
Huntington Auto Trust,
Series 2011-1A A3
1.010%, 1/15/16§		456,382	458,272
Hyundai Auto Lease Securitization Trust,
Series 2013-A A3
0.660%, 6/15/16(b)§		653,000	652,683
Mercedes-Benz Auto Lease Trust,
Series 2011-B A2
0.900%, 1/15/14§		107,327	107,345
Mercedes-Benz Master Owner Trust,
Series 2012-AA A
0.790%, 11/15/17§		991,000	991,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Navistar Financial Corp. Owner Trust,
Series 2012-A A2
0.850%, 3/18/15§	$807,295	$808,522
Nissan Auto Lease Trust,
Series 2012-A A2A
0.680%, 7/15/14	497,569	498,003
Series 2012-B A2A
0.450%, 6/15/15	328,000	327,797
Penarth Master Issuer plc,
Series 2012-1A A1
0.773%, 3/18/14(l)§	806,000	808,098
RASC Trust,
Series 2003-KS3 A2
0.804%, 5/25/33(l)	39,274	35,193
Santander Drive Auto Receivables Trust,
Series 2012-3 A3
1.080%, 4/15/16	755,000	759,779
Series 2012-6 A2
0.470%, 9/15/15	285,000	284,962
SmartTrust,
Series 2012-4US A2A
0.670%, 6/14/15	430,000	430,250
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1 A3
1.220%, 6/22/15	980,904	984,425
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21	430,000	436,841
Series 2013-A A
1.610%, 12/15/21	301,000	301,974

		29,834,878

Non-Agency CMO (2.9%)
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 A4
5.414%, 9/10/47	865,000	970,621
CGRBS Commercial Mortgage Trust,
3.369%, 3/13/23(m)†	630,000	645,746
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.731%, 5/25/35(l)	233,814	224,781
Commercial Mortgage Pass Through Certificates,
Series 2013-CR6 A2
2.122%, 3/10/46	1,255,000	1,292,862
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4
4.750%, 1/15/37(l)	273,343	279,493
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.811%, 5/15/46(l)	850,000	993,419
Extended Stay America Trust,
Series 2013-ESFL A2FL
0.904%, 12/5/31(l)§	330,000	330,200
Series 2013-ESH7 A17
2.295%, 12/5/31§	425,000	424,167
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4
4.111%, 7/5/35	13,895	13,897
Series 2005-GG3 A4
4.799%, 8/10/42(l)	900,000	949,879
Series 2007-GG9 A2
5.381%, 3/10/39	1,060,557	1,083,128
Series 2007-GG9 A4
5.444%, 3/10/39	1,335,000	1,519,710
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,642,000	1,823,888
Series 2012-GCJ7 A4
3.377%, 5/10/45	1,360,000	1,453,200
Series 2012-GCJ9 A3
2.773%, 11/10/45	891,886	899,887
Series 2013-G1 A-2
3.557%, 4/11/31(b)	357,478	363,380
Series 2013-KING A
2.706%, 12/10/27§	672,842	690,728
Series 2013-KYO A
1.052%, 11/8/29(l)§	650,000	651,481
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB11 A4
5.335%, 8/12/37(l)	642,000	691,691
Series 2007-LD11 A4
5.807%, 6/15/49(l)	361,990	414,399
Series 2010-C2 A1
2.749%, 11/15/43§	559,941	583,297
LB-UBS Commercial Mortgage Trust,
Series 2004-C2 A4
4.367%, 3/15/36	266,000	272,701
Series 2004-C4 A4
5.512%, 6/15/29(l)	275,000	287,832
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1
5.250%, 8/25/36(l)	70,202	70,378
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3 A2
5.291%, 7/12/46(l)	1,252,858	1,309,293
Series 2006-3 A4
5.414%, 7/12/46(l)	1,921,000	2,192,614
Motel 6 Trust,
Series 2012-MTL6 A2
1.948%, 10/5/25§	523,000	524,306
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 A4
3.185%, 3/10/46	1,049,350	1,082,000
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A
0.878%, 2/25/47(l)	501,933	379,264
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 A3
2.875%, 12/15/45	420,149	423,660

		22,841,902

Total Asset-Backed and Mortgage-Backed Securities		52,676,780

Corporate Bonds (11.9%)
Consumer Discretionary (1.2%)
Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
3.000%, 3/1/19	361,000	378,719
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	435,000	456,750

		835,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Media (1.0%)
CBS Corp.
8.875%, 5/15/19	$281,000	$375,983
5.750%, 4/15/20	193,000	227,792
3.375%, 3/1/22	124,000	125,728
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	404,060
Comcast Corp.
5.150%, 3/1/20	615,000	728,097
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	282,051
4.600%, 2/15/21	335,000	363,527
3.800%, 3/15/22	350,000	357,129
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22(e)§	274,000	299,891
News America, Inc.
6.150%, 2/15/41	370,000	442,998
Omnicom Group, Inc.
3.625%, 5/1/22	240,000	242,845
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	586,000	750,273
SES S.A.
3.600%, 4/4/23(b)§	134,000	133,995
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	351,148
5.000%, 2/1/20	352,000	400,530
Time Warner Entertainment Co. LP
8.375%, 3/15/23	184,000	250,805
Time Warner, Inc.
7.625%, 4/15/31	547,000	737,329
Turner Broadcasting System, Inc.
8.375%, 7/1/13	226,000	230,137
Viacom, Inc.
5.625%, 9/15/19	108,000	128,989
WPP Finance 2010
4.750%, 11/21/21	250,000	269,849
WPP Finance UK Corp.
8.000%, 9/15/14	312,000	342,106

		7,445,262

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	113,000	120,910
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	715,000	752,538

		873,448

Total Consumer Discretionary		9,154,179

Consumer Staples (0.3%)
Food & Staples Retailing (0.1%)
Kroger Co.
3.400%, 4/15/22	451,000	468,367

Food Products (0.2%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	296,000	297,715
5.100%, 7/15/15	217,000	234,930
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	534,461
ConAgra Foods, Inc.
3.200%, 1/25/23	194,000	192,626
Tyson Foods, Inc.
4.500%, 6/15/22	635,000	689,610

		1,949,342

Tobacco (0.0%)
Reynolds American, Inc.
3.250%, 11/1/22	295,000	291,413

Total Consumer Staples		2,709,122

Energy (1.7%)
Energy Equipment & Services (0.1%)
Transocean, Inc.
2.500%, 10/15/17	279,000	282,552
Weatherford International Ltd.
9.625%, 3/1/19	560,000	729,206
5.125%, 9/15/20	95,000	102,725

		1,114,483

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	478,000	548,194
6.450%, 9/15/36	206,000	252,767
Cimarex Energy Co.
5.875%, 5/1/22	207,000	222,525
Encana Corp.
3.900%, 11/15/21	860,000	907,555
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	423,532
7.500%, 7/1/38	357,000	448,819
Enterprise Products Operating LLC
5.200%, 9/1/20	455,000	533,988
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)	484,000	541,327
KazMunaiGaz Finance Sub B.V.
7.000%, 5/5/20§	458,000	543,491
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	193,000	206,880
3.950%, 9/1/22	624,000	661,367
Korea National Oil Corp.
3.125%, 4/3/17§	710,000	746,068
Marathon Petroleum Corp.
3.500%, 3/1/16	89,000	95,162
5.125%, 3/1/21	232,000	270,057
Nabors Industries, Inc.
9.250%, 1/15/19	502,000	646,578
Noble Energy, Inc.
8.250%, 3/1/19	575,000	754,046
Noble Holding International Ltd.
4.900%, 8/1/20	56,000	61,938
Pacific Rubiales Energy Corp.
5.125%, 3/28/23(b)§	128,000	129,152
Petrobras International Finance Co.
5.375%, 1/27/21	345,000	371,725
Petronas Capital Ltd.
5.250%, 8/12/19§	785,000	913,583
Phillips 66
4.300%, 4/1/22	950,000	1,042,407
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)	519,000	554,033
Valero Energy Corp.
6.125%, 2/1/20	406,000	492,164
Williams Cos., Inc.
3.700%, 1/15/23	583,000	580,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Williams Partners LP
5.250%, 3/15/20		$325,000	$370,558
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	175,521

			12,493,994

Total Energy			13,608,477

Financials (4.6%)
Capital Markets (0.7%)
Bear Stearns Cos. LLC
5.550%, 1/22/17		524,000	597,873
Goldman Sachs Group, Inc.
7.500%, 2/15/19		732,000	915,278
6.000%, 6/15/20		494,000	584,238
5.750%, 1/24/22		205,000	236,025
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	159,855
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	406,216
Merrill Lynch & Co., Inc.
6.400%, 8/28/17		329,000	386,302
Morgan Stanley
6.625%, 4/1/18		345,000	413,067
5.500%, 7/24/20		498,000	570,065
5.500%, 7/28/21		714,000	818,656
Nomura Holdings, Inc.
2.000%, 9/13/16		598,000	594,837
Vesey Street Investment Trust I
4.404%, 9/1/16(e)		160,000	173,488

			5,855,900

Commercial Banks (1.2%)
ABN AMRO Bank N.V.
4.310%, 12/31/49(l)	EUR	161,000	182,644
Barclays Bank plc
6.625%, 3/30/22		400,000	586,042
7.625%, 11/21/22		$348,000	343,650
Compass Bank
5.500%, 4/1/20		543,000	564,433
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.950%, 11/9/22		315,000	317,041
Danske Bank A/S
5.684%, 12/31/49(l)	GBP	249,000	361,545
DnB Bank ASA
3.200%, 4/3/17§		$710,000	749,986
Fifth Third Bancorp
3.500%, 3/15/22		279,000	291,099
HSBC Holdings plc
5.100%, 4/5/21		305,000	352,726
4.000%, 3/30/22		735,000	790,147
ING Bank N.V.
2.000%, 9/25/15§		645,000	654,005
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	355,894
LBG Capital No.2 plc
15.000%, 12/21/19	EUR	170,000	311,618
National Capital Trust II
5.486%, 12/31/49(l)§		$181,000	184,620
Royal Bank of Scotland plc
9.500%, 3/16/22(l)(m)		168,000	193,620
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	742,064
Societe Generale S.A.
2.500%, 1/15/14§		355,000	358,638
SouthTrust Corp.
5.800%, 6/15/14		367,000	389,487
Standard Chartered plc
4.000%, 7/12/22(l)		630,000	651,193
UBS AG/Connecticut
7.625%, 8/17/22		260,000	292,175
UFJ Finance Aruba AEC
6.750%, 7/15/13		232,000	236,302
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	181,746
Wachovia Bank N.A.
5.850%, 2/1/37		250,000	301,785
Wachovia Corp.
5.500%, 5/1/13		258,000	259,107
Wells Fargo & Co.
3.450%, 2/13/23		75,000	75,194

			9,726,761

Consumer Finance (0.3%)
Ford Motor Credit Co. LLC
5.000%, 5/15/18		1,039,000	1,148,614
SLM Corp.
7.250%, 1/25/22		905,000	1,011,338

			2,159,952

Diversified Financial Services (1.3%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		487,000	512,568
Bank of America Corp.
7.375%, 5/15/14		450,000	481,177
5.650%, 5/1/18		70,000	81,103
7.625%, 6/1/19		127,000	161,431
3.300%, 1/11/23		150,000	147,343
5.875%, 2/7/42		505,000	600,019
Citigroup, Inc.
8.500%, 5/22/19		652,000	869,109
5.375%, 8/9/20		301,000	353,150
5.950%, 12/31/49(l)		640,000	659,200
General Electric Capital Corp.
4.650%, 10/17/21		290,000	322,590
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	620,404
IPIC GMTN Ltd.
3.750%, 3/1/17§		720,000	770,155
JPMorgan Chase & Co.
6.300%, 4/23/19		622,000	762,466
4.400%, 7/22/20		314,000	346,824
7.900%, 4/29/49(l)		578,000	668,313
LBG Capital No.1 plc
8.000%, 12/31/49(l)(m)		313,000	333,808
Murray Street Investment Trust I
4.647%, 3/9/17(e)		61,000	66,752
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17		20,000	21,093
Series A5
3.450%, 6/12/21		20,000	21,952
Nationwide Building Society
6.250%, 2/25/20§		812,000	960,346
ORIX Corp.
4.710%, 4/27/15		562,000	595,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Private Export Funding Corp.
4.550%, 5/15/15	$40,000	$43,357
4.950%, 11/15/15	20,000	22,340
1.375%, 2/15/17	60,000	61,210
4.375%, 3/15/19	20,000	23,609
TECO Finance, Inc.
4.000%, 3/15/16	177,000	189,921
5.150%, 3/15/20	218,000	253,463

		9,949,151

Insurance (0.7%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	198,000	235,475
American International Group, Inc.
6.400%, 12/15/20	440,000	542,372
4.875%, 6/1/22	210,000	237,995
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	294,000	398,923
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	161,000	170,269
5.500%, 3/30/20	406,000	475,523
5.125%, 4/15/22	180,000	207,953
Lincoln National Corp.
8.750%, 7/1/19	178,000	240,285
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	157,000	241,620
MetLife Capital Trust IV
7.875%, 12/15/37§	327,000	408,750
MetLife, Inc.
7.717%, 2/15/19	199,000	258,433
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	607,000	885,575
Prudential Financial, Inc.
5.625%, 6/15/43(l)	440,000	457,600
XL Group plc
5.250%, 9/15/14	384,000	404,472

		5,165,245

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
5.050%, 9/1/20	613,000	680,539
HCP, Inc.
6.000%, 1/30/17	504,000	582,906
5.375%, 2/1/21	235,000	272,636
Health Care REIT, Inc.
6.200%, 6/1/16	508,000	580,295
5.250%, 1/15/22	210,000	237,433
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	259,000	270,486
Host Hotels & Resorts LP
Series WI
5.250%, 3/15/22	290,000	321,900

		2,946,195

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	232,000	259,019

Total Financials		36,062,223

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Coventry Health Care, Inc.
6.300%, 8/15/14	459,000	489,983
6.125%, 1/15/15	58,000	62,567
5.950%, 3/15/17	149,000	172,468
Humana, Inc.
6.450%, 6/1/16	66,000	75,856
7.200%, 6/15/18	479,000	587,744
WellPoint, Inc.
3.300%, 1/15/23	224,000	226,593

		1,615,211

Pharmaceuticals (0.0%)
Actavis, Inc.
3.250%, 10/1/22	229,000	230,872

Total Health Care		1,846,083

Industrials (0.5%)
Aerospace & Defense (0.1%)
B/E Aerospace, Inc.
5.250%, 4/1/22	435,000	449,681
Embraer S.A.
5.150%, 6/15/22	183,000	198,010

		647,691

Airlines (0.1%)
Southwest Airlines Co.
5.250%, 10/1/14	467,000	492,685
5.750%, 12/15/16	204,000	229,500

		722,185

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	509,066

Commercial Services & Supplies (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	305,651
Republic Services, Inc.
5.500%, 9/15/19	422,000	501,814

		807,465

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.125%, 6/26/22§	235,000	247,925

Road & Rail (0.2%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	742,308
Con-way, Inc.
6.700%, 5/1/34	110,000	115,252
Ryder System, Inc.
7.200%, 9/1/15	210,000	238,388
5.850%, 11/1/16	221,000	252,239

		1,348,187

Total Industrials		4,282,519

Information Technology (0.3%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
3.500%, 3/1/23	385,000	384,046
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	700,000	724,018

		1,108,064

Computers & Peripherals (0.1%)
Hewlett-Packard Co.
4.650%, 12/9/21	325,000	337,180

Internet Software & Services (0.0%)
Baidu, Inc.
2.250%, 11/28/17	228,000	230,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.
4.800%, 10/1/41		$400,000	$416,042

Total Information Technology			2,091,566

Materials (0.6%)
Chemicals (0.3%)
Basell Finance Co. B.V.
8.100%, 3/15/27§		195,000	259,350
Dow Chemical Co.
8.550%, 5/15/19		302,000	405,348
4.125%, 11/15/21		230,000	244,157
5.250%, 11/15/41		225,000	241,592
Eagle Spinco, Inc.
4.625%, 2/15/21§		52,000	52,910
LyondellBasell Industries N.V.
5.750%, 4/15/24		540,000	631,800
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§		292,000	289,798

			2,124,955

Containers & Packaging (0.0%)
Ball Corp.
5.000%, 3/15/22		435,000	451,312

Metals & Mining (0.2%)
Alcoa, Inc.
5.400%, 4/15/21		415,000	431,064
Cia Minera Milpo SAA
4.625%, 3/28/23(b)§		301,000	299,495
Gerdau Trade, Inc.
5.750%, 1/30/21(b)§		104,000	111,211
Vale S.A.
5.625%, 9/11/42		630,000	621,673

			1,463,443

Paper & Forest Products (0.1%)
International Paper Co.
7.950%, 6/15/18		391,000	501,916
4.750%, 2/15/22		225,000	252,687

			754,603

Total Materials			4,794,313

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40		495,000	530,288
British Telecommunications plc
2.000%, 6/22/15		282,000	288,743
5.950%, 1/15/18		139,000	165,638
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§		730,000	721,863
Telecom Italia Capital S.A.
7.175%, 6/18/19		444,000	506,499
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	293,730

			2,506,761

Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	65,809
U.S. Cellular Corp.
6.700%, 12/15/33		$148,000	155,933

			221,742

Total Telecommunication Services			2,728,503

Utilities (2.1%)
Electric Utilities (0.2%)
FirstEnergy Corp.
4.250%, 3/15/23		58,000	58,663
Series C
7.375%, 11/15/31		172,000	199,802
MidAmerican Energy Holdings Co.
6.125%, 4/1/36		595,000	742,872
Pacific Gas & Electric Co.
4.500%, 12/15/41		285,000	294,016
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		364,000	370,868
Union Electric Co.
6.700%, 2/1/19		77,000	96,797

			1,763,018

Gas Utilities (0.2%)
DCP Midstream LLC
5.350%, 3/15/20§		206,000	226,830
ONEOK, Inc.
4.250%, 2/1/22		710,000	752,360
Talent Yield Investments Ltd.
4.500%, 4/25/22§		710,000	775,391

			1,754,581

Independent Power Producers & Energy Traders (1.6%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	158,874
Perusahaan Listrik Negara PT
5.500%, 11/22/21§		411,000	447,990
Tennessee Valley Authority
5.500%, 7/18/17		150,000	180,065
3.875%, 2/15/21		250,000	291,286
1.875%, 8/15/22		500,000	495,462
Series B
4.375%, 6/15/15		9,965,000	10,860,966

			12,434,643

Multi-Utilities (0.1%)
CMS Energy Corp.
5.050%, 3/15/22		229,000	263,727
NiSource Finance Corp.
6.800%, 1/15/19		425,000	519,224

			782,951

Total Utilities			16,735,193

Total Corporate Bonds			94,012,178

Government Securities (80.2%)
Agency CMO (7.3%)
Federal Home Loan Mortgage Corp.
2.388% 3/1/34(l)		179,018	190,399
5.500% 1/1/35		288,632	315,826
5.500% 7/1/35		197,165	216,112
2.384% 11/1/35(l)		430,331	458,027
2.764% 11/1/37(l)		125,127	133,090
5.500% 4/1/38		690,371	747,650
2.809% 5/1/38(l)		568,022	603,749
4.500% 10/1/39		4,040,497	4,322,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Federal National Mortgage Association
4.500% 6/1/26	$3,037,556	$3,270,356
9.000% 8/1/26	2,478	2,938
5.500% 4/1/33	261,735	288,706
5.500% 7/1/33	285,192	314,580
5.000% 11/1/33	759,703	827,898
2.380% 3/1/34(l)	377,206	401,766
5.500% 4/1/34	145,386	160,277
5.500% 5/1/34	97,237	107,196
5.500% 11/1/34	439,088	483,511
5.500% 2/1/35	3,089,361	3,403,848
6.000% 4/1/35	344,112	384,262
4.500% 8/1/35	505,565	544,766
4.500% 9/1/35	505,964	545,829
5.000% 2/1/36	499,296	541,151
5.000% 7/1/36	239,928	260,865
2.335% 2/1/37(l)	212,343	227,236
5.500% 3/1/37	329,793	361,716
2.999% 8/1/37(l)	226,279	243,321
6.000% 8/1/37	2,858,625	3,131,535
6.000% 10/1/37	1,243,008	1,361,676
5.500% 5/1/38	341,362	371,844
6.000% 5/1/38	505,669	553,945
5.500% 6/1/38	1,483,984	1,616,500
6.000% 10/1/38	295,645	323,870
5.000% 12/1/39	428,472	468,809
6.000% 2/1/40	316,136	346,218
6.000% 4/1/40	235,886	258,332
3.000% 4/25/28 TBA	2,820,000	2,966,067
4.500% 4/25/28 TBA	1,780,000	1,916,281
3.000% 4/25/43 TBA	6,145,000	6,336,551
3.500% 4/25/43 TBA	5,580,000	5,891,203
4.000% 4/25/43 TBA	5,680,000	6,055,413
4.500% 4/25/43 TBA	4,100,000	4,417,069
3.500% 5/25/43 TBA	2,130,000	2,243,323
Government National Mortgage Association
8.500% 10/15/17	741	795
8.500% 11/15/17	2,620	2,812
8.000% 7/15/26	318	344

		57,619,731

Foreign Governments (0.1%)
Russian Federation
7.500% 3/31/30(e)(m)	421,600	520,667
State of Qatar
4.500% 1/20/22§	500,000	559,211

		1,079,878

Supranational (0.3%)
Asian Development Bank
5.500% 6/27/16	422,000	489,360
Inter-American Development Bank
5.125% 9/13/16	473,000	546,040
International Bank for Reconstruction & Development
9.250% 7/15/17	266,000	353,623
Nordic Investment Bank
5.000% 2/1/17	473,000	550,235

		1,939,258

U.S. Government Agencies (39.9%)
Federal Farm Credit Bank
2.625% 4/17/14	1,150,000	1,178,290
0.300% 4/23/14	1,000,000	1,000,411
0.360% 6/25/14	700,000	700,276
0.300% 7/18/14	1,350,000	1,350,244
0.300% 8/21/14	41,525,000	41,526,848
1.625% 11/19/14	1,155,000	1,179,129
0.450% 4/24/15	1,000,000	1,000,034
4.875% 12/16/15	1,000,000	1,121,170
0.625% 3/23/16	1,000,000	999,982
0.730% 7/26/16	1,000,000	1,000,022
5.125% 8/25/16	3,040,000	3,509,649
4.875% 1/17/17	1,450,000	1,680,955
2.500% 6/20/22	150,000	150,529
Federal Home Loan Bank
2.375% 3/14/14	1,000,000	1,019,928
1.375% 5/28/14	2,750,000	2,785,599
0.375% 6/12/14	2,750,000	2,753,183
5.250% 6/18/14	2,850,000	3,024,393
5.500% 8/13/14	1,150,000	1,232,094
0.400% 11/14/14	1,000,000	1,001,239
2.750% 12/12/14	1,000,000	1,040,365
2.750% 3/13/15	1,350,000	1,413,448
0.500% 11/20/15	3,815,000	3,825,355
1.000% 3/11/16	1,000,000	1,015,538
3.125% 3/11/16	350,000	376,694
5.375% 5/18/16	2,400,000	2,764,824
2.125% 6/10/16	1,700,000	1,784,825
2.000% 9/9/16	1,000,000	1,049,592
4.750% 12/16/16	1,150,000	1,326,779
4.875% 5/17/17	1,200,000	1,406,260
5.250% 6/5/17	350,000	413,241
1.000% 6/9/17	1,350,000	1,367,628
1.000% 6/21/17	1,665,000	1,687,387
1.050% 7/26/17	700,000	700,050
2.250% 9/8/17	150,000	159,982
5.000% 11/17/17	10,420,000	12,413,942
4.750% 6/8/18	150,000	179,037
1.875% 3/8/19	2,400,000	2,514,201
5.375% 5/15/19	150,000	186,242
1.625% 6/14/19	450,000	463,680
4.125% 12/13/19	50,000	58,813
4.125% 3/13/20	350,000	411,304
4.625% 9/11/20	700,000	838,959
3.625% 3/12/21	50,000	57,082
5.625% 6/11/21	150,000	193,534
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	2,150,000	2,201,058
0.375% 4/28/14	700,000	700,836
5.000% 7/15/14	1,350,000	1,433,013
3.000% 7/28/14	1,150,000	1,191,357
1.000% 7/30/14	1,500,000	1,515,453
1.000% 8/20/14	600,000	605,676
1.000% 8/27/14	1,700,000	1,716,818
0.375% 8/28/14	2,750,000	2,753,059
5.000% 11/13/14	50,000	53,773
0.750% 11/25/14	2,050,000	2,064,647
0.625% 12/29/14	2,050,000	2,062,236
0.800% 1/13/15	50,000	50,231
4.500% 1/15/15	1,100,000	1,182,750
0.650% 1/30/15	50,000	50,179
2.875% 2/9/15	2,050,000	2,148,730
0.550% 2/13/15	150,000	150,419
0.500% 4/17/15	1,700,000	1,705,132
0.600% 5/22/15	50,000	50,034
1.000% 6/30/15	50,000	50,291
4.375% 7/17/15	1,350,000	1,474,283
0.500% 8/28/15	1,350,000	1,352,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.750% 9/10/15	$8,330,000	$8,604,058
4.750% 11/17/15	1,450,000	1,614,458
1.000% 1/27/16	50,000	50,287
0.850% 2/24/16	1,400,000	1,406,650
1.000% 2/24/16	50,000	50,316
5.250% 4/18/16	1,800,000	2,057,880
1.000% 5/16/16	700,000	700,665
2.500% 5/27/16	1,500,000	1,592,114
5.500% 7/18/16	1,400,000	1,628,071
2.000% 8/25/16	2,050,000	2,148,210
5.125% 10/18/16	1,400,000	1,622,421
2.250% 1/23/17	50,000	50,772
5.000% 2/16/17	1,000,000	1,167,499
1.200% 3/6/17	700,000	705,219
1.000% 3/8/17	5,205,000	5,269,420
5.000% 4/18/17	1,200,000	1,406,156
1.250% 5/12/17	1,700,000	1,738,406
1.000% 6/29/17	1,350,000	1,365,402
2.250% 7/3/17	700,000	703,517
1.000% 7/25/17	350,000	351,625
1.000% 7/28/17	2,050,000	2,071,160
2.000% 8/8/17	50,000	50,302
5.500% 8/23/17	1,200,000	1,444,823
1.000% 9/12/17	350,000	350,681
1.000% 9/29/17	6,000,000	6,053,167
5.125% 11/17/17	1,600,000	1,912,095
4.875% 6/13/18	1,600,000	1,918,874
3.750% 3/27/19	1,450,000	1,665,265
1.750% 5/30/19	1,350,000	1,392,818
3.000% 7/10/19	350,000	353,949
1.250% 8/1/19	3,920,000	3,911,330
3.000% 8/1/19	1,000,000	1,008,448
3.000% 8/6/20	350,000	353,125
2.375% 1/13/22	5,772,000	6,009,602
Federal National Mortgage Association
2.750% 3/13/14	7,150,000	7,319,798
1.250% 3/14/14	50,000	50,463
4.125% 4/15/14	1,350,000	1,404,319
2.500% 5/15/14	1,700,000	1,742,552
1.125% 6/27/14	1,350,000	1,364,194
0.875% 8/28/14	1,750,000	1,764,312
1.500% 9/8/14	50,000	50,843
3.000% 9/16/14	1,250,000	1,299,560
4.625% 10/15/14	21,770,000	23,229,572
0.625% 10/30/14	1,350,000	1,357,411
2.625% 11/20/14	2,000,000	2,075,624
0.750% 12/19/14	1,350,000	1,359,884
0.750% 1/30/15	50,000	50,225
0.800% 2/13/15	50,000	50,253
0.750% 2/24/15	350,000	351,674
0.550% 2/27/15	400,000	401,176
5.000% 3/2/15	50,000	54,454
0.375% 3/16/15	2,050,000	2,051,571
5.000% 4/15/15	1,350,000	1,478,695
0.500% 5/27/15	4,125,000	4,139,737
0.625% 6/4/15	350,000	351,451
0.500% 7/2/15	2,050,000	2,055,083
2.375% 7/28/15	1,500,000	1,570,012
2.150% 8/4/15	50,000	52,042
0.500% 8/20/15	50,000	50,039
2.000% 9/21/15	50,000	51,956
0.500% 9/28/15	1,700,000	1,704,259
4.375% 10/15/15	3,400,000	3,740,646
1.625% 10/26/15	2,050,000	2,113,402
0.750% 11/24/15	350,000	350,328
0.800% 11/24/15	1,350,000	1,351,371
0.560% 2/16/16	350,000	349,890
0.800% 2/24/16	50,000	50,211
2.000% 3/10/16	50,000	52,237
2.250% 3/15/16	950,000	998,594
5.000% 3/15/16	1,900,000	2,151,439
2.375% 4/11/16	2,500,000	2,640,384
1.125% 4/26/16	700,000	700,503
5.375% 7/15/16	2,050,000	2,372,569
0.750% 7/26/16	350,000	350,515
5.250% 9/15/16	700,000	812,398
1.250% 9/28/16	1,800,000	1,841,281
1.375% 11/15/16	2,700,000	2,770,777
4.875% 12/15/16	1,350,000	1,560,324
1.250% 1/30/17	2,050,000	2,096,987
5.000% 2/13/17	1,550,000	1,806,722
1.200% 3/6/17	50,000	50,373
1.125% 4/27/17	1,700,000	1,729,934
5.000% 5/11/17	1,750,000	2,054,576
(Zero Coupon), 6/1/17	100,000	96,512
5.375% 6/12/17	1,550,000	1,848,652
1.125% 6/28/17	700,000	701,487
1.000% 8/21/17	150,000	150,279
0.875% 8/28/17	2,750,000	2,760,380
1.100% 8/28/17	350,000	350,976
0.875% 10/26/17	9,300,000	9,320,348
0.875% 2/8/18	2,445,000	2,442,194
1.750% 1/30/19	150,000	151,196
1.700% 8/28/19	700,000	699,860
(Zero Coupon), 10/9/19	50,000	44,311
6.250% 5/15/29	5,743,000	8,154,075
Financing Corp.
9.400% 2/8/18 IO STRIPS	70,000	97,693
9.650% 11/2/18 IO STRIPS	140,000	202,455
8.600% 9/26/19 IO STRIPS	30,000	42,570
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	6,305,000	5,644,621

		315,188,704

U.S. Treasuries (32.6%)
U.S. Treasury Bonds
11.250% 2/15/15	200,000	241,079
10.625% 8/15/15	100,000	124,421
9.875% 11/15/15	150,000	187,340
9.250% 2/15/16	100,000	125,434
7.250% 5/15/16	350,000	424,286
7.500% 11/15/16	1,000,000	1,251,162
8.750% 5/15/17	450,000	599,942
8.875% 8/15/17	250,000	339,063
9.125% 5/15/18	200,000	283,973
9.000% 11/15/18	200,000	289,326
8.875% 2/15/19	700,000	1,018,890
8.125% 8/15/19	200,000	287,727
8.500% 2/15/20	150,000	223,154
8.750% 5/15/20	200,000	303,371
8.750% 8/15/20	500,000	764,741
7.875% 2/15/21	200,000	297,336
8.125% 5/15/21	250,000	378,962
8.000% 11/15/21	200,000	304,740
4.500% 2/15/36	1,583,000	2,010,657
4.625% 2/15/40	4,978,300	6,481,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.000% 5/15/42	$2,150,000	$2,105,152
2.750% 8/15/42	785,000	728,318
U.S. Treasury Notes
0.500% 10/15/14	1,370,000	1,375,793
0.375% 11/15/14	350,000	350,839
4.250% 11/15/14	550,000	585,793
2.125% 11/30/14	1,350,000	1,392,313
0.250% 12/15/14	350,000	350,140
2.625% 12/31/14	1,300,000	1,354,076
0.250% 1/15/15	1,700,000	1,700,332
2.250% 1/31/15	1,450,000	1,503,426
0.250% 2/15/15	1,350,000	1,349,961
4.000% 2/15/15	2,000,000	2,139,990
2.375% 2/28/15	2,200,000	2,289,042
2.500% 3/31/15	800,000	835,828
2.500% 4/30/15	1,400,000	1,464,791
4.125% 5/15/15	1,450,000	1,567,869
2.125% 5/31/15	1,050,000	1,091,795
1.875% 6/30/15	650,000	673,201
1.750% 7/31/15	1,900,000	1,964,496
0.250% 8/15/15	1,000,000	998,887
4.250% 8/15/15	1,450,000	1,585,569
1.250% 8/31/15	700,000	716,078
1.250% 9/30/15	1,100,000	1,125,899
1.250% 10/31/15	1,750,000	1,791,734
4.500% 11/15/15	1,100,000	1,219,722
1.375% 11/30/15	2,300,000	2,363,609
2.125% 12/31/15	550,000	576,856
2.000% 1/31/16	1,800,000	1,883,654
4.500% 2/15/16	1,250,000	1,398,340
2.125% 2/29/16	450,000	473,071
2.625% 2/29/16	2,200,000	2,344,375
2.250% 3/31/16	700,000	739,416
2.375% 3/31/16	1,700,000	1,801,469
2.000% 4/30/16	1,000,000	1,049,482
2.625% 4/30/16	1,000,000	1,068,360
5.125% 5/15/16	600,000	687,797
1.750% 5/31/16	650,000	677,657
3.250% 5/31/16	250,000	272,422
1.500% 6/30/16	1,350,000	1,397,368
3.250% 6/30/16	2,050,000	2,237,383
1.500% 7/31/16	1,900,000	1,967,205
3.250% 7/31/16	1,000,000	1,093,672
4.875% 8/15/16	500,000	574,209
1.000% 8/31/16	14,031,700	14,293,287
3.000% 8/31/16	1,500,000	1,629,375
1.000% 9/30/16	1,850,000	1,884,489
3.000% 9/30/16	2,300,000	2,501,991
3.125% 10/31/16	2,100,000	2,297,531
4.625% 11/15/16	1,850,000	2,124,067
0.875% 11/30/16	2,660,000	2,696,705
0.875% 12/31/16	2,550,000	2,584,490
3.250% 12/31/16	1,550,000	1,707,800
0.875% 1/31/17	1,600,000	1,621,047
3.125% 1/31/17	1,350,000	1,482,996
4.625% 2/15/17	1,200,000	1,388,109
0.875% 2/28/17	1,350,000	1,367,336
3.000% 2/28/17	1,500,000	1,642,515
3.250% 3/31/17	1,700,000	1,880,758
3.125% 4/30/17	850,000	937,191
2.750% 5/31/17	1,500,000	1,633,242
0.750% 6/30/17	1,070,000	1,076,154
2.500% 6/30/17	1,050,000	1,133,344
0.500% 7/31/17	1,055,000	1,048,952
2.375% 7/31/17	1,600,000	1,719,375
4.750% 8/15/17	650,000	765,807
0.625% 8/31/17	2,835,000	2,831,955
1.875% 8/31/17	1,850,000	1,949,365
1.875% 9/30/17	1,700,000	1,791,275
1.875% 10/31/17	1,500,000	1,580,640
4.250% 11/15/17	1,750,000	2,034,016
2.750% 12/31/17	300,000	328,676
2.625% 1/31/18	1,450,000	1,581,024
3.500% 2/15/18	1,350,000	1,528,414
0.750% 2/28/18	1,015,000	1,014,792
2.750% 2/28/18	1,000,000	1,097,187
2.875% 3/31/18	400,000	441,484
2.625% 4/30/18	350,000	382,149
3.875% 5/15/18	350,000	404,363
2.375% 5/31/18	1,000,000	1,079,707
2.375% 6/30/18	1,750,000	1,889,453
2.250% 7/31/18	1,850,000	1,986,076
4.000% 8/15/18	400,000	466,961
1.500% 8/31/18	1,650,000	1,705,816
1.375% 9/30/18	1,500,000	1,540,313
1.750% 10/31/18	1,350,000	1,412,952
3.750% 11/15/18	2,200,000	2,546,586
1.375% 11/30/18	1,750,000	1,794,382
1.375% 12/31/18	1,350,000	1,383,091
1.250% 1/31/19	1,350,000	1,372,465
2.750% 2/15/19	1,750,000	1,929,409
1.375% 2/28/19	1,000,000	1,022,617
1.250% 4/30/19	47,965,000	48,611,405
3.125% 5/15/19	1,500,000	1,689,858
0.875% 7/31/19	1,700,000	1,678,003
3.625% 8/15/19	1,100,000	1,273,938
3.375% 11/15/19	2,300,000	2,632,871
3.625% 2/15/20	1,800,000	2,091,498
3.500% 5/15/20	2,100,000	2,424,885
2.625% 8/15/20	2,100,000	2,293,922
2.625% 11/15/20	1,750,000	1,908,713
3.125% 5/15/21	700,000	788,225
1.625% 8/15/22	31,011,800	30,611,432
1.625% 11/15/22	3,590,000	3,526,439
2.000% 2/15/23	530,000	536,708

		257,383,840

Total Government Securities		633,211,411

Total Long-Term Debt Securities (98.8%) (Cost $764,425,888)		779,900,369

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100%(l)*	4,725	123,700

Total Preferred Stocks (0.0%) (Cost $118,125)		123,700

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	19

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Total Consumer Staples		$19

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	795

Total Financials		795

Total Common Stocks (0.0%) (Cost $—)		814

	Principal Amount
SHORT-TERM INVESTMENT:
Government Securities (3.5%)
U.S. Treasury Bills
0.02%, 4/4/13(p)	$27,780,000	27,779,947

Total Short-Term Investments (3.5%) (Cost $27,779,780)		27,779,947

Total Investments (102.3%) (Cost $792,323,793)		807,804,830
Other Assets Less Liabilities (-2.3%)		(18,222,578)

Net Assets (100%)		$789,582,252

*	Non-income producing.

†	Securities (totaling $645,746 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $28,673,199 or 3.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $2,235,168 or 0.3% of net assets.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — To Be Announced; Security is subject to delayed delivery

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 4/11/13	Royal Bank of Canada	234	$353,914	$355,163	$(1,249)
Canadian Dollar vs. U.S. Dollar, expiring 4/19/13	Royal Bank of Scotland	1,402	1,364,352	1,379,292	(14,940)
European Union Euro vs. U.S. Dollar, expiring 4/11/13	Goldman Sachs Group, Inc.	782	1,022,541	1,002,596	19,945

					$3,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$29,834,878	$—	$29,834,878
Non-Agency CMO	—	22,196,156	645,746	22,841,902
Common Stocks
Consumer Staples	19	—	—	19
Financials	795	—	—	795
Corporate Bonds
Consumer Discretionary	—	9,154,179	—	9,154,179
Consumer Staples	—	2,709,122	—	2,709,122
Energy	—	13,608,477	—	13,608,477
Financials	—	36,062,223	—	36,062,223
Health Care	—	1,846,083	—	1,846,083
Industrials	—	4,282,519	—	4,282,519
Information Technology	—	2,091,566	—	2,091,566
Materials	—	4,794,313	—	4,794,313
Telecommunication Services	—	2,728,503	—	2,728,503
Utilities	—	16,735,193	—	16,735,193
Forward Currency Contracts	—	19,945	—	19,945
Government Securities
Agency CMO	—	57,619,731	—	57,619,731
Foreign Governments	—	1,079,878	—	1,079,878
Supranational	—	1,939,258	—	1,939,258
U.S. Government Agencies	—	315,188,704	—	315,188,704
U.S. Treasuries	—	257,383,840	—	257,383,840
Preferred Stocks
Financials	123,700	—	—	123,700
Short-Term Investments	—	27,779,947	—	27,779,947

Total Assets	$124,514	$807,054,515	$645,746	$807,824,775

Liabilities:
Forward Currency Contracts	$—	$(16,189)	$—	$(16,189)

Total Liabilities	$—	$(16,189)	$—	$(16,189)

Total	$124,514	$807,038,326	$645,746	$807,808,586

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities –Non Agency CMO
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	645,746
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$645,746

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,856,337
Long-term U.S. government debt securities	6,423,404

$131,279,741

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$135,138,403
Long-term U.S. government debt securities	7,989,076

$143,127,479

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,146,656
Aggregate gross unrealized depreciation	(666,261)

Net unrealized appreciation	$15,480,395

Federal income tax cost of investments	$792,324,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc.	700	$5,582

Total Health Care Providers & Services		5,582

Real Estate Investment Trusts (REITs) (52.3%)
Diversified REITs (8.4%)
Activia Properties, Inc. (REIT)	2	19,185
Affine S.A. (REIT)	41	749
American Assets Trust, Inc. (REIT)	280	8,963
ANF Immobilier (REIT)	63	1,752
Artis Real Estate Investment Trust (REIT)	1,010	16,007
Beni Stabili S.p.A. (REIT)	7,516	4,481
British Land Co. plc (REIT)	8,006	66,115
Canadian Real Estate Investment Trust (REIT)	620	27,440
CapLease, Inc. (REIT)	750	4,778
Cofinimmo (REIT)	138	15,806
Cominar Real Estate Investment Trust (REIT)	1,120	25,446
Cousins Properties, Inc. (REIT)	820	8,766
Crombie Real Estate Investment Trust (REIT)	450	6,556
Daiwahouse Residential Investment Corp. (REIT)	3	14,246
Dexus Property Group (REIT)	40,128	43,450
Duke Realty Corp. (REIT)	2,850	48,393
Dundee International Real Estate Investment Trust (REIT)	700	7,332
First Potomac Realty Trust (REIT)	450	6,674
Fonciere des Regions (REIT)	281	22,001
Gecina S.A. (REIT)	166	19,261
GPT Group (REIT)	13,973	53,973
H&R Real Estate Investment Trust (REIT)	2,721	62,653
Hamborner REIT AG (REIT)	397	3,663
ICADE (REIT)	206	18,014
Investors Real Estate Trust (REIT)	850	8,390
Kenedix Realty Investment Corp. (REIT)	3	14,548
Kiwi Income Property Trust (REIT)	8,806	8,621
Land Securities Group plc (REIT)	6,984	87,971
Lexington Realty Trust (REIT)	1,720	20,296
Liberty Property Trust (REIT)	1,040	41,340
Londonmetric Property plc (REIT)	5,240	8,440
Mirvac Group (REIT)	30,477	51,404
Nieuwe Steen Investments N.V. (REIT)	528	3,459
Premier Investment Corp. (REIT)	2	10,772
PS Business Parks, Inc. (REIT)	160	12,627
Shaftesbury plc (REIT)	2,209	19,518
Spirit Realty Capital, Inc. (REIT)	280	5,320
Stockland Corp., Ltd. (REIT)	19,729	74,974
Suntec Real Estate Investment Trust (REIT)	18,000	26,122
Tokyu REIT, Inc. (REIT)	2	15,106
Top REIT, Inc. (REIT)	2	11,898
United Urban Investment Corp. (REIT)	18	29,332
Vornado Realty Trust (REIT)	1,500	125,460
Washington Real Estate Investment Trust (REIT)	600	16,704
Wereldhave Belgium N.V. (REIT)	22	2,298
Wereldhave N.V. (REIT)	200	13,826
Winthrop Realty Trust (REIT)	290	3,648
WP Carey, Inc. (REIT)	520	35,048

		1,152,826

Industrial REITs (3.6%)
Ascendas Real Estate Investment Trust (REIT)	16,000	33,539
BWP Trust (REIT)	4,881	12,095
DCT Industrial Trust, Inc. (REIT)	2,410	17,834
EastGroup Properties, Inc. (REIT)	260	15,132
First Industrial Realty Trust, Inc. (REIT)	860	14,732
GLP J-REIT (REIT)	14	15,036
Goodman Group (REIT)	15,323	76,258
Granite Real Estate Investment Trust (REIT)	400	15,301
Hansteen Holdings plc (REIT)	6,002	7,875
Industrial & Infrastructure Fund Investment Corp. (REIT)	2	22,075
Japan Logistics Fund, Inc. (REIT)	2	23,307
Mapletree Industrial Trust (REIT)	9,960	11,282
Mapletree Logistics Trust (REIT)	12,540	12,284
Mucklow A & J Group plc (REIT)	350	1,978
Prologis, Inc. (REIT)	4,110	164,317
Segro plc (REIT)	6,707	25,916
STAG Industrial, Inc. (REIT)	380	8,083
Warehouses De Pauw S.C.A. (REIT)	87	5,520

		482,564

Office REITs (8.1%)
Alexandria Real Estate Equities, Inc. (REIT)	570	40,459
Allied Properties Real Estate Investment Trust (REIT)	570	18,533
Alstria Office REIT-AG (REIT)	622	7,008
Befimmo SCA Sicafi (REIT)	128	8,136
BioMed Realty Trust, Inc. (REIT)	1,490	32,184
Boston Properties, Inc. (REIT)	1,350	136,430
Brandywine Realty Trust (REIT)	1,300	19,305
CapitaCommercial Trust (REIT)	17,000	21,724
Champion REIT (REIT)	23,550	12,226
Commonwealth Property Office Fund (REIT)	21,098	24,382
CommonWealth REIT (REIT)	1,050	23,562
Corporate Office Properties Trust/Maryland (REIT)	680	18,142
Derwent London plc (REIT)	823	26,911
Digital Realty Trust, Inc. (REIT)	1,110	74,270
Douglas Emmett, Inc. (REIT)	1,170	29,168
Dundee Real Estate Investment Trust (REIT), Class A	870	31,388
DuPont Fabros Technology, Inc. (REIT)	570	13,834
Eurobank Properties Real Estate Investment Co. (REIT)*	120	895
Franklin Street Properties Corp. (REIT)	660	9,649
Government Properties Income Trust (REIT)	470	12,093
Great Portland Estates plc (REIT)	3,107	23,411
Highwoods Properties, Inc. (REIT)	710	28,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Pacific Properties, Inc. (REIT)	360	$7,830
Intervest Offices & Warehouses (REIT)*	73	1,843
Investa Office Fund (REIT)	5,038	16,051
Japan Excellent, Inc. (REIT)	2	14,978
Japan Prime Realty Investment Corp. (REIT)	7	27,030
Japan Real Estate Investment Corp. (REIT)	6	82,923
Kilroy Realty Corp. (REIT)	660	34,584
Leasinvest Real Estate S.C.A. (REIT)	14	1,313
Mack-Cali Realty Corp. (REIT)	770	22,030
Mori Hills REIT Investment Corp. (REIT)	2	14,809
Mori Trust Sogo Reit, Inc. (REIT)	2	21,395
Nippon Building Fund, Inc. (REIT)	6	83,880
Nomura Real Estate Office Fund, Inc. (REIT)	3	22,053
Orix JREIT, Inc. (REIT)	13	18,271
Parkway Properties, Inc./Maryland (REIT)	250	4,638
Piedmont Office Realty Trust, Inc. (REIT), Class A	1,510	29,581
Prime Office REIT-AG (REIT)	376	1,543
SL Green Realty Corp. (REIT)	800	68,888
Societe de la Tour Eiffel (REIT)	43	2,453
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	76	8,105
Workspace Group plc (REIT)	892	4,652

		1,100,655

Residential REITs (6.3%)
Advance Residence Investment Corp. (REIT)	11	29,470
Aedifica (REIT)*	70	4,458
American Campus Communities, Inc. (REIT)	940	42,620
Apartment Investment & Management Co. (REIT), Class A	1,290	39,551
Associated Estates Realty Corp. (REIT)	420	7,829
AvalonBay Communities, Inc. (REIT)	1,030	130,470
Boardwalk Real Estate Investment Trust (REIT)	350	21,530
BRE Properties, Inc. (REIT)	690	33,589
Camden Property Trust (REIT)	760	52,197
Campus Crest Communities, Inc. (REIT)	570	7,923
Canadian Apartment Properties REIT (REIT)	910	22,592
Colonial Properties Trust (REIT)	700	15,827
Education Realty Trust, Inc. (REIT)	1,030	10,846
Equity Lifestyle Properties, Inc. (REIT)	340	26,112
Equity Residential (REIT)	2,910	160,224
Essex Property Trust, Inc. (REIT)	330	49,691
Home Properties, Inc. (REIT)	460	29,173
Mid-America Apartment Communities, Inc. (REIT)	380	26,243
Nippon Accommodations Fund, Inc. (REIT)	2	16,891
Northern Property Real Estate Investment Trust (REIT)	270	8,410
Post Properties, Inc. (REIT)	480	22,608
Sun Communities, Inc. (REIT)	260	12,826
UDR, Inc. (REIT)	2,250	54,428

		825,508

Retail REITs (16.3%)
Acadia Realty Trust (REIT)	460	12,774
Agree Realty Corp. (REIT)	130	3,913
Alexander’s, Inc. (REIT)	20	6,594
Calloway Real Estate Investment Trust (REIT)	910	26,229
CapitaMall Trust (REIT)	23,000	38,755
CBL & Associates Properties, Inc. (REIT)	1,420	33,512
Cedar Realty Trust, Inc. (REIT)	650	3,972
CFS Retail Property Trust Group (REIT)	17,666	36,970
Charter Hall Retail REIT (REIT)	2,965	12,070
Corio N.V. (REIT)	584	27,245
DDR Corp. (REIT)	2,180	37,976
Equity One, Inc. (REIT)	540	12,944
Eurocommercial Properties N.V. (REIT)	318	11,640
Excel Trust, Inc. (REIT)	410	5,597
Federal Realty Investment Trust (REIT)	580	62,663
Federation Centres Ltd. (REIT)	11,395	27,999
Frontier Real Estate Investment Corp. (REIT)	2	22,797
General Growth Properties, Inc. (REIT)	4,770	94,828
Getty Realty Corp. (REIT)	220	4,446
Glimcher Realty Trust (REIT)	1,300	15,080
Hammerson plc (REIT)	6,372	47,625
Immobiliare Grande Distribuzione (REIT)	856	915
Inland Real Estate Corp. (REIT)	650	6,559
Intu Properties plc (REIT)	5,051	25,657
Japan Retail Fund Investment Corp. (REIT)	18	44,553
Kimco Realty Corp. (REIT)	3,640	81,536
Kite Realty Group Trust (REIT)	550	3,707
Klepierre S.A. (REIT)	859	33,744
Link REIT (REIT)	20,500	111,710
Macerich Co. (REIT)	1,230	79,187
Mapletree Commercial Trust (REIT)	11,360	12,318
Mercialys S.A. (REIT)	354	7,249
Morguard Real Estate Investment Trust (REIT)	320	5,613
National Retail Properties, Inc. (REIT)	980	35,447
Pennsylvania Real Estate Investment Trust (REIT)	430	8,338
Ramco-Gershenson Properties Trust (REIT)	400	6,720
Realty Income Corp. (REIT)	1,610	73,014
Regency Centers Corp. (REIT)	810	42,857
Retail Opportunity Investments Corp. (REIT)	490	6,865
RioCan Real Estate Investment Trust (REIT)	2,650	72,522
Rouse Properties, Inc. (REIT)	220	3,982
Saul Centers, Inc. (REIT)	110	4,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Simon Property Group, Inc. (REIT)	2,750	$436,039
Tanger Factory Outlet Centers (REIT)	840	30,391
Taubman Centers, Inc. (REIT)	550	42,713
Unibail-Rodamco SE (REIT)	847	197,277
Urstadt Biddle Properties, Inc. (REIT), Class A	210	4,570
Vastned Retail N.V. (REIT)	171	7,091
Weingarten Realty Investors (REIT)	970	30,604
Westfield Group (REIT)	18,525	209,268
Westfield Retail Trust (REIT)	25,496	80,166

		2,251,052

Specialized REITs (9.6%)
Ashford Hospitality Trust, Inc. (REIT)	460	5,686
Big Yellow Group plc (REIT)	1,141	6,155
CDL Hospitality Trusts (REIT)	5,540	9,156
Chartwell Retirement Residences (REIT)	1,530	16,688
Chesapeake Lodging Trust (REIT)	450	10,323
CubeSmart (REIT)	1,140	18,012
DiamondRock Hospitality Co. (REIT)	1,710	15,920
EPR Properties (REIT)	410	21,341
Extra Space Storage, Inc. (REIT)	920	36,128
FelCor Lodging Trust, Inc. (REIT)*	1,030	6,129
HCP, Inc. (REIT)	4,050	201,932
Health Care REIT, Inc. (REIT)	2,330	158,229
Healthcare Realty Trust, Inc. (REIT)	780	22,144
Hersha Hospitality Trust (REIT)	1,570	9,169
Hospitality Properties Trust (REIT)	1,110	30,458
Host Hotels & Resorts, Inc. (REIT)	6,420	112,286
InnVest Real Estate Investment Trust (REIT)	650	3,174
LaSalle Hotel Properties (REIT)	850	21,573
LTC Properties, Inc. (REIT)	280	11,404
Medical Properties Trust, Inc. (REIT)	1,310	21,012
National Health Investors, Inc. (REIT)	230	15,054
NorthWest Healthcare Properties Real Estate Investment Trust (REIT)	300	3,759
Omega Healthcare Investors, Inc. (REIT)	1,010	30,664
Pebblebrook Hotel Trust (REIT)	530	13,669
Primary Health Properties plc (REIT)	553	2,781
Public Storage (REIT)	1,280	194,969
RLJ Lodging Trust (REIT)	970	22,077
Sabra Health Care REIT, Inc. (REIT)	330	9,573
Senior Housing Properties Trust (REIT)	1,690	45,343
Sovran Self Storage, Inc. (REIT)	270	17,412
Strategic Hotels & Resorts, Inc. (REIT)*	1,520	12,692
Sunstone Hotel Investors, Inc. (REIT)*	1,400	17,234
Universal Health Realty Income Trust (REIT)	110	6,348
Ventas, Inc. (REIT)	2,640	193,247

		1,321,741

Total Real Estate Investment Trusts (REITs)		7,134,346

Real Estate Management & Development (16.6%)
Diversified Real Estate Activities (10.3%)
Allreal Holding AG (Registered)*	83	12,066
CapitaLand Ltd.	22,000	62,610
City Developments Ltd.	5,000	45,673
Development Securities plc	1,214	2,776
DIC Asset AG	180	1,799
Hang Lung Properties Ltd.	19,000	70,982
Henderson Land Development Co., Ltd.	8,000	54,724
Kerry Properties Ltd.	5,500	24,409
Mitsubishi Estate Co., Ltd.	11,000	309,778
Mitsui Fudosan Co., Ltd.	7,000	198,692
Mobimo Holding AG (Registered)*	55	12,341
New World Development Co., Ltd.	33,000	55,861
Nomura Real Estate Holdings, Inc.	800	17,847
Sumitomo Realty & Development Co., Ltd.	4,000	154,884
Sun Hung Kai Properties Ltd.	14,000	188,650
Tokyo Tatemono Co., Ltd.	3,000	21,289
Tokyu Land Corp.	3,000	28,109
UOL Group Ltd.	5,000	28,137
Wharf Holdings Ltd.	14,000	124,804

		1,415,431

Real Estate Development (1.3%)
Agile Property Holdings Ltd.	10,860	12,941
Conwert Immobilien Invest SE	562	6,123
Country Garden Holdings Co. Ltd.*	32,700	16,344
Helical Bar plc	764	2,748
Keppel Land Ltd.	7,000	22,236
New World China Land Ltd.	23,690	10,132
Patrizia Immobilien AG*	295	2,742
Shimao Property Holdings Ltd.	12,140	23,302
Shui On Land Ltd.	21,340	9,182
Sino Land Co., Ltd.	26,000	44,078
SOHO China Ltd.	14,170	11,829
St. Modwen Properties plc	1,483	5,802
TAG Immobilien AG	1,070	12,248
Wing Tai Holdings Ltd.	3,700	5,683
Yanlord Land Group Ltd.*	5,570	6,736

		192,126

Real Estate Operating Companies (5.0%)
Aeon Mall Co., Ltd.	700	21,297
Azrieli Group	314	8,745
Brookfield Office Properties, Inc.	2,260	38,799
CA Immobilien Anlagen AG*	638	8,395
Capital & Counties Properties plc	5,949	24,614
CapitaMalls Asia Ltd.	11,920	19,701
Castellum AB	1,482	21,104
Citycon Oyj	2,001	5,720
Daejan Holdings plc	41	2,274
Deutsche Euroshop AG	414	16,746
Deutsche Wohnen AG	1,414	25,701
Fabege AB	1,192	12,182
Fastighets AB Balder, Class B*	772	5,438
First Capital Realty, Inc.	750	13,991
Forest City Enterprises, Inc., Class A*	1,210	21,502
GAGFAH S.A.*	659	8,093

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares		Value (Note 1)
Global Logistic Properties Ltd.		26,860	$56,737
Grainger plc		3,765	7,769
GSW Immobilien AG		449	17,761
Hongkong Land Holdings Ltd.		11,000	81,510
Hufvudstaden AB, Class A		1,029	12,917
Hysan Development Co., Ltd.		5,000	25,249
IVG Immobilien AG*		1,325	1,111
Killam Properties, Inc.		460	5,434
Klovern AB		812	3,514
Kungsleden AB		1,257	8,102
LEG Immobilien AG*		240	12,860
Norwegian Property ASA		4,644	7,291
NTT Urban Development Corp.		10	11,983
PSP Swiss Property AG (Registered)*		359	32,712
Quintain Estates & Development plc*		3,763	3,831
Safestore Holdings plc		1,551	2,793
Schroder Real Estate Investment Trust		3,106	2,006
Sponda Oyj		2,223	10,486
Swire Properties Ltd.		10,470	37,159
Swiss Prime Site AG (Registered)*		478	38,696
Technopolis Oyj		531	2,546
Unite Group plc		1,377	6,716
Wallenstam AB, Class B		918	11,946
Wihlborgs Fastigheter AB		616	10,138

			665,569

Total Real Estate Management & Development			2,273,126

Total Common Stocks (68.9%) (Cost $9,130,074)			9,413,054

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.1%)
F&C Commercial Property Trust Ltd.		4,214	6,633
IRP Property Investments Ltd.		973	954
Medicx Fund Ltd.		2,210	2,989
Picton Property Income Ltd.		3,141	1,909
Standard Life Investment Property Income Trust plc		1,048	959
UK Commercial Property Trust Ltd.		3,564	3,764

Total Investment Companies (0.1%) (Cost $17,430)			17,208

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (26.8%)
Foreign Governments (13.4%)
Canadian Government Bond
4.250% 12/1/21	CAD	219,182	304,088
Denmark Government Bond
0.102% 11/15/23	DKK	407,816	73,188
France Government Bond
4.000% 4/25/18	EUR	75,000	111,155
1.182% 7/25/22		53,278	74,932
New South Wales Treasury Corp.
2.750% 11/20/25	AUD	50,000	67,817
New Zealand Government Bond
2.000% 9/20/25(b)(m)	NZD	25,193	22,639
Republic of Germany
0.100% 4/15/23	EUR	50,855	69,346
Republic of Italy
2.100% 9/15/16		52,579	68,428
Republic of Sweden
0.250% 6/1/22	SEK	250,000	39,118
United Kingdom Gilt
0.125% 3/22/24	GBP	76,064	133,852
1.250% 11/22/32		283,078	590,029
0.625% 11/22/42		17,367	33,385
0.250% 3/22/52		142,204	245,396

			1,833,373

U.S. Treasuries (13.4%)
U.S. Treasury Notes
0.625% 7/15/21		$175,000	204,501
0.125% 1/15/23 TIPS		1,505,000	1,619,705

			1,824,206

Total Government Securities			3,657,579

Total Long-Term Debt Securities (26.8%) (Cost $3,645,273)			3,657,579

SHORT-TERM INVESTMENTS:
Government Securities (12.4%)
Federal National Mortgage Association
0.07%, 4/1/13(o)(p)		1,100,000	1,099,998
U.S. Treasury Bills
0.13%, 3/6/14(p)		600,000	599,252

Total Government Securities			1,699,250

Total Short-Term Investments (12.4%) (Cost $1,699,195)			1,699,250

Total Investments (108.2%) (Cost $14,491,972)			14,787,091
Other Assets Less Liabilities (-8.2%)			(1,123,479)

Net Assets (100%)			$13,663,612

*	Non-income producing.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $22,639 or 0.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
3 Month EURO Euribor Index	2	December-15	$635,183	$635,990	$807

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 4/2/13	Bank of America	86	$130,672	$130,120	$552
European Union Euro vs. U.S. Dollar, expiring 5/2/13	Bank of America	16	20,514	20,451	63
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Credit Suisse First Boston	6,307	67,006	67,521	(515)
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Credit Suisse First Boston	1,072	11,389	11,478	(89)
Swedish Krona vs. U.S. Dollar, expiring 5/15/13	Credit Suisse First Boston	64	9,812	10,162	(350)
Swedish Krona vs. U.S. Dollar, expiring 5/15/13	Credit Suisse First Boston	135	20,697	21,436	(739)

					$(1,078)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/4/13	Bank of America	14	$14,392	$14,574	$(182)
Australian Dollar vs. U.S. Dollar, expiring 4/4/13	Credit Suisse First Boston	52	52,754	54,132	(1,378)
British Pound vs. U.S. Dollar, expiring 4/2/13	Credit Suisse First Boston	700	1,056,483	1,063,615	(7,132)
British Pound vs. U.S. Dollar, expiring 4/2/13	Credit Suisse First Boston	21	32,003	31,908	95
British Pound vs. U.S. Dollar, expiring 5/2/13	Credit Suisse First Boston	635	959,638	964,692	(5,054)
Canadian Dollar vs. U.S. Dollar, expiring 6/20/13	Credit Suisse First Boston	309	301,866	303,630	(1,764)
Danish Krone vs. U.S. Dollar, expiring 5/15/13	Credit Suisse First Boston	424	74,034	72,942	1,092
European Union Euro vs. U.S. Dollar, expiring 4/2/13	Credit Suisse First Boston	168	219,127	215,351	3,776
European Union Euro vs. U.S. Dollar, expiring 5/2/13	Bank of America	168	216,346	215,393	953
European Union Euro vs. U.S. Dollar, expiring 6/17/13	Credit Suisse First Boston	107	138,993	137,234	1,759
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Credit Suisse First Boston	7,472	80,041	79,383	658
New Zealand Dollar vs. U.S. Dollar, expiring 4/4/13	Bank of America	27	22,775	22,588	187
Swedish Krona vs. U.S. Dollar, expiring 5/15/13	Credit Suisse First Boston	450	69,957	68,990	967

					$(6,023)

					$(7,101)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Total return swap contracts outstanding as of March 31, 2013:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	$3,230,135	$75,888
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	550,985	13,947
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	149,069	2,584

					$92,419

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$4,835,970	$4,571,502	$—	$9,407,472
Health Care	5,582	—	—	5,582
Forward Currency Contracts	—	10,102	—	10,102
Futures	807	—	—	807
Government Securities
Foreign Governments	—	1,833,373	—	1,833,373
U.S. Treasuries	—	1,824,206	—	1,824,206
Investment Companies
Exchange Traded Funds (ETFs)	—	17,208	—	17,208
Short-Term Investments	—	1,699,250	—	1,699,250
Total Return Swaps	—	92,419	—	92,419

Total Assets	$4,842,359	$10,048,060	$—	$14,890,419

Liabilities:
Forward Currency Contracts	$—	$(17,203)	$—	$(17,203)

Total Liabilities	$—	$(17,203)	$—	$(17,203)

Total	$4,842,359	$10,030,857	$—	$14,873,216

There were no transfers between Level 1 and 2 during the period ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the period ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,331,491
Long-term U.S. government debt securities	24,265,737

$38,597,228

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,391,847
Long-term U.S. government debt securities	22,507,494

$25,899,341

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$465,820
Aggregate gross unrealized depreciation	(170,701)

Net unrealized appreciation	$295,119

Federal income tax cost of investments	$14,491,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$856,879
Cooper Tire & Rubber Co.	43,822	1,124,472
Dana Holding Corp.	118,365	2,110,448
Dorman Products, Inc.	17,700	658,617
Drew Industries, Inc.	18,670	677,908
Exide Technologies, Inc.*	48,100	129,870
Federal-Mogul Corp.*	21,000	126,630
Fuel Systems Solutions, Inc.*	8,600	141,642
Gentherm, Inc.*	13,400	219,492
Modine Manufacturing Co.*	32,900	299,390
Standard Motor Products, Inc.	12,800	354,816
Stoneridge, Inc.*	17,400	132,762
Superior Industries International, Inc.	16,146	301,607
Tenneco, Inc.*	45,497	1,788,487

		8,923,020

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,346	358,022

Distributors (0.2%)
Core-Mark Holding Co., Inc.	8,000	410,480
Pool Corp.	34,578	1,659,744

		2,070,224

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	589,885
Ascent Capital Group, Inc., Class A*	13,131	977,472
Bridgepoint Education, Inc.*	3,400	34,782
Bright Horizons Family Solutions, Inc.*	8,490	286,877
Capella Education Co.*	12,845	399,993
Career Education Corp.*	31,100	73,707
Coinstar, Inc.*	24,386	1,424,630
Corinthian Colleges, Inc.*	38,500	80,850
Education Management Corp.*	38,300	140,561
Grand Canyon Education, Inc.*	24,848	630,891
Hillenbrand, Inc.	46,000	1,162,880
K12, Inc.*	21,984	530,034
LifeLock, Inc.*	4,800	46,224
Lincoln Educational Services Corp.	11,200	65,632
Matthews International Corp., Class A	26,639	929,435
Regis Corp.	53,252	968,654
Sotheby’s, Inc.	53,202	1,990,287
Steiner Leisure Ltd.*	13,032	630,228
Stewart Enterprises, Inc., Class A	69,487	645,534
Strayer Education, Inc.	9,000	435,420
Universal Technical Institute, Inc.	16,700	210,921

		12,254,897

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	20,300	737,499
Ameristar Casinos, Inc.	23,700	621,651
Biglari Holdings, Inc.*	891	332,512
BJ’s Restaurants, Inc.*	17,234	573,548
Bloomin’ Brands, Inc.*	2,600	46,462
Bluegreen Corp.*	1,600	15,744
Bob Evans Farms, Inc.	21,290	907,380
Boyd Gaming Corp.*	25,000	206,750
Bravo Brio Restaurant Group, Inc.*	10,500	166,215
Buffalo Wild Wings, Inc.*	13,300	1,164,149
Caesars Entertainment Corp.*	23,370	370,648
CEC Entertainment, Inc.	18,498	605,809
Cheesecake Factory, Inc.	38,621	1,491,157
Churchill Downs, Inc.	9,293	650,882
Chuy’s Holdings, Inc.*	600	19,548
Cracker Barrel Old Country Store, Inc.	16,123	1,303,545
Del Frisco’s Restaurant Group, Inc.*	300	4,980
Denny’s Corp.*	76,200	439,674
DineEquity, Inc.	11,281	776,020
Domino’s Pizza, Inc.	45,313	2,330,901
Einstein Noah Restaurant Group, Inc.	109	1,616
Fiesta Restaurant Group, Inc.*	700	18,599
Ignite Restaurant Group, Inc.*	9,300	136,524
International Speedway Corp., Class A	21,600	705,888
Interval Leisure Group, Inc.	36,800	800,032
Isle of Capri Casinos, Inc.*	18,400	115,736
Jack in the Box, Inc.*	31,539	1,090,934
Krispy Kreme Doughnuts, Inc.*	44,500	642,580
Life Time Fitness, Inc.*	30,600	1,309,068
Marcus Corp.	16,500	206,085
Marriott Vacations Worldwide Corp.*	18,900	810,999
Multimedia Games Holding Co., Inc.*	19,500	406,965
Orient-Express Hotels Ltd., Class A*	71,509	705,079
Papa John’s International, Inc.*	12,771	789,503
Pinnacle Entertainment, Inc.*	55,600	812,872
Red Robin Gourmet Burgers, Inc.*	12,100	551,760
Ruby Tuesday, Inc.*	49,828	367,232
Scientific Games Corp., Class A*	52,100	455,875
SHFL Entertainment, Inc.*	38,749	642,071
Six Flags Entertainment Corp	30,395	2,203,030
Sonic Corp.*	51,138	658,657
Speedway Motorsports, Inc.	13,800	248,262
Texas Roadhouse, Inc.	39,618	799,887
Vail Resorts, Inc.	26,794	1,669,802
WMS Industries, Inc.*	39,200	988,232

		29,902,362

Household Durables (1.1%)
American Greetings Corp., Class A	30,057	483,918
Beazer Homes USA, Inc.*	10,320	163,469
Blyth, Inc.	7,500	130,200
Cavco Industries, Inc.*	4,700	223,579
Ethan Allen Interiors, Inc.	21,554	709,558
Helen of Troy Ltd.*	28,998	1,112,363
Hovnanian Enterprises, Inc., Class A*	70,185	404,967
iRobot Corp.*	15,900	407,994
KB Home	56,500	1,230,005
La-Z-Boy, Inc.	49,009	924,800
Libbey, Inc.*	14,400	278,352
M.D.C. Holdings, Inc.	27,500	1,007,875
M/I Homes, Inc.*	13,600	332,520
Meritage Homes Corp.*	19,839	929,655
NACCO Industries, Inc., Class A	3,800	202,768
Ryland Group, Inc.	31,356	1,305,037
Skullcandy, Inc.*	10,000	52,800
Standard Pacific Corp.*	76,900	664,416
Universal Electronics, Inc.*	500	11,625
Zagg, Inc.*	11,300	82,264

		10,658,165

Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	9,800	337,610
HSN, Inc.	28,868	1,583,698
Kayak Software Corp.*	1,000	39,960
Orbitz Worldwide, Inc.*	2,500	14,275
Overstock.com, Inc.*	9,500	117,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterfly, Inc.*	25,497	$1,126,203

		3,218,786

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.*	8,600	375,820
Brunswick Corp.	67,358	2,304,991
Callaway Golf Co.	52,763	349,291
JAKKS Pacific, Inc.	20,698	217,122
LeapFrog Enterprises, Inc.*	29,100	249,096
Smith & Wesson Holding Corp.*	48,135	433,215
Sturm Ruger & Co., Inc.	14,400	730,512

		4,660,047

Media (1.2%)
Arbitron, Inc.	18,681	875,578
Belo Corp., Class A	76,323	750,255
Central European Media Enterprises Ltd., Class A*	23,300	98,326
Crown Media Holdings, Inc., Class A*	91,811	188,212
Cumulus Media, Inc., Class A*	77,700	261,849
Digital Generation, Inc.*	13,960	89,763
Entercom Communications Corp., Class A*	1,200	8,928
EW Scripps Co., Class A*	24,000	288,720
Harte-Hanks, Inc.	25,500	198,645
Journal Communications, Inc., Class A*	1,200	8,064
LIN TV Corp., Class A*	5,729	62,962
Lions Gate Entertainment Corp.*	60,400	1,435,708
Live Nation Entertainment, Inc.*	116,413	1,440,029
McClatchy Co., Class A*	43,900	127,310
MDC Partners, Inc., Class A	15,800	255,486
Meredith Corp.	26,700	1,021,542
National CineMedia, Inc.	38,023	600,003
New York Times Co., Class A*	100,700	986,860
Nexstar Broadcasting Group, Inc., Class A	2,300	41,400
ReachLocal, Inc.*	1,100	16,456
Scholastic Corp.	22,160	590,564
Shutterstock, Inc.*	1,500	67,470
Sinclair Broadcast Group, Inc., Class A	36,300	734,712
Valassis Communications, Inc.	32,134	959,843
Value Line, Inc.	2,281	21,487
World Wrestling Entertainment, Inc., Class A	28,400	250,488

		11,380,660

Multiline Retail (0.2%)
Fred’s, Inc., Class A	35,015	479,005
Gordmans Stores, Inc.*	13,700	160,427
Saks, Inc.*	84,616	970,546
Tuesday Morning Corp.*	2,900	22,504

		1,632,482

Specialty Retail (3.5%)
Aeropostale, Inc.*	59,300	806,480
America’s Car-Mart, Inc.*	6,200	289,788
ANN, Inc.*	34,204	992,600
Asbury Automotive Group, Inc.*	20,842	764,693
Barnes & Noble, Inc.*	21,300	350,385
bebe stores, Inc.	30,100	125,517
Big 5 Sporting Goods Corp.	8,938	139,522
Brown Shoe Co., Inc.	39,863	637,808
Buckle, Inc.	23,389	1,091,097
Cabela’s, Inc.*	35,935	2,184,129
Cato Corp., Class A	23,623	570,259
Children’s Place Retail Stores, Inc.*	21,690	972,146
Conn’s, Inc.*	14,400	516,960
Destination Maternity Corp.	600	14,040
Express, Inc.*	63,700	1,134,497
Finish Line, Inc., Class A	40,613	795,609
Five Below, Inc.*	5,005	189,639
Francesca’s Holdings Corp.*	24,800	710,768
Genesco, Inc.*	16,957	1,018,946
Group 1 Automotive, Inc.	19,837	1,191,609
Haverty Furniture Cos., Inc.	1,200	24,672
hhgregg, Inc.*	11,800	130,390
Hibbett Sports, Inc.*	19,355	1,089,106
Hot Topic, Inc.	32,400	449,712
Jos. A. Bank Clothiers, Inc.*	23,587	941,121
Kirkland’s, Inc.*	11,600	132,936
Lithia Motors, Inc., Class A	16,100	764,428
Lumber Liquidators Holdings, Inc.*	19,576	1,374,627
Mattress Firm Holding Corp.*	5,100	176,154
Men’s Wearhouse, Inc.	36,951	1,234,902
Monro Muffler Brake, Inc.	21,604	857,895
Office Depot, Inc.*	203,800	800,934
OfficeMax, Inc.	70,987	824,159
Penske Automotive Group, Inc.	35,500	1,184,280
PEP Boys-Manny, Moe & Jack*	39,777	468,971
Pier 1 Imports, Inc.	71,156	1,636,588
Rent-A-Center, Inc.	42,203	1,558,979
Restoration Hardware Holdings, Inc.*	2,600	91,000
rue21, Inc.*	11,800	346,802
Select Comfort Corp.*	43,800	865,926
Shoe Carnival, Inc.	10,200	208,488
Sonic Automotive, Inc., Class A	30,125	667,570
Stage Stores, Inc.	21,774	563,511
Stein Mart, Inc.	29,300	245,534
Systemax, Inc.	12,571	124,453
Tilly’s, Inc., Class A*	14,800	188,256
Vitamin Shoppe, Inc.*	21,000	1,025,850
Winmark Corp.	200	12,598
Zumiez, Inc.*	16,900	387,010

		32,873,344

Textiles, Apparel & Luxury Goods (1.3%)
Cherokee, Inc.	8,179	112,052
Columbia Sportswear Co.	9,634	557,616
Crocs, Inc.*	63,734	944,538
Fifth & Pacific Cos., Inc.*	77,265	1,458,763
G-III Apparel Group Ltd.*	12,100	485,331
Iconix Brand Group, Inc.*	53,631	1,387,434
Jones Group, Inc.	67,394	857,251
Maidenform Brands, Inc.*	17,330	303,795
Movado Group, Inc.	12,300	412,296
Oxford Industries, Inc.	10,300	546,930
Perry Ellis International, Inc.	1,300	23,647
Quiksilver, Inc.*	88,300	535,981
Skechers U.S.A., Inc., Class A*	31,479	665,781
Steven Madden Ltd.*	27,427	1,183,201
True Religion Apparel, Inc.	23,610	616,457
Tumi Holdings, Inc.*	15,400	322,476
Vera Bradley, Inc.*	14,527	343,273
Wolverine World Wide, Inc.	37,240	1,652,339

		12,409,161

Total Consumer Discretionary		130,341,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (3.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,974	$794,049
Central European Distribution Corp.*	53,900	18,057
Coca-Cola Bottling Co. Consolidated	3,600	217,152
Craft Brew Alliance, Inc.*	400	2,976
National Beverage Corp.	13,900	195,295

		1,227,529

Food & Staples Retailing (1.1%)
Andersons, Inc.	14,406	771,009
Arden Group, Inc., Class A	100	10,109
Casey’s General Stores, Inc.	25,413	1,481,578
Chefs’ Warehouse, Inc.*	13,900	256,733
Harris Teeter Supermarkets, Inc.	30,802	1,315,553
Ingles Markets, Inc., Class A	15,000	322,200
Nash Finch Co.	600	11,748
Natural Grocers by Vitamin Cottage, Inc.*	700	15,785
Pantry, Inc.*	14,335	178,757
Pricesmart, Inc.	13,052	1,015,837
Rite Aid Corp.*	447,000	849,300
Roundy’s, Inc.	10,300	67,671
Spartan Stores, Inc.	16,270	285,539
SUPERVALU, Inc.	151,100	761,544
Susser Holdings Corp.*	6,900	352,659
United Natural Foods, Inc.*	36,788	1,809,970
Village Super Market, Inc., Class A	7,100	239,199
Weis Markets, Inc.	8,051	327,676

		10,072,867

Food Products (1.7%)
Alico, Inc.	200	9,250
Annie’s, Inc.*	2,300	87,998
B&G Foods, Inc.	39,300	1,198,257
Boulder Brands, Inc.*	43,200	387,936
Calavo Growers, Inc.	8,300	238,874
Cal-Maine Foods, Inc.	11,692	497,612
Chiquita Brands International, Inc.*	35,600	276,256
Darling International, Inc.*	80,197	1,440,338
Diamond Foods, Inc.*	18,037	304,104
Dole Food Co., Inc.*	27,300	297,570
Farmer Bros Co.*	8,917	131,080
Fresh Del Monte Produce, Inc.	26,804	723,172
Hain Celestial Group, Inc.*	26,280	1,605,182
Inventure Foods, Inc.*	500	3,890
J&J Snack Foods Corp.	11,703	899,844
John B. Sanfilippo & Son, Inc.	500	9,990
Lancaster Colony Corp.	13,737	1,057,749
Lifeway Foods, Inc.	17,215	239,288
Limoneira Co.	200	3,864
Omega Protein Corp.*	1,100	11,825
Pilgrim’s Pride Corp.*	32,100	294,999
Post Holdings, Inc.*	19,700	845,721
Sanderson Farms, Inc.	17,293	944,544
Seaboard Corp.	267	747,597
Seneca Foods Corp., Class A*	8,900	293,878
Snyders-Lance, Inc.	34,640	875,006
Tootsie Roll Industries, Inc.	22,551	674,495
TreeHouse Foods, Inc.*	28,333	1,845,895

		15,946,214

Household Products (0.2%)
Central Garden & Pet Co., Class A*	34,733	285,505
Harbinger Group, Inc.*	44,200	365,092
Oil-Dri Corp. of America	200	5,446
Orchids Paper Products Co.	500	11,665
Spectrum Brands Holdings, Inc.	14,600	826,214
WD-40 Co.	12,027	658,719

		2,152,641

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	796,950
Female Health Co.	1,400	10,136
Inter Parfums, Inc.	12,000	293,160
Medifast, Inc.*	11,700	268,164
Nature’s Sunshine Products, Inc.	500	7,620
Nutraceutical International Corp.	400	6,940
Prestige Brands Holdings, Inc.*	36,000	924,840
Revlon, Inc., Class A*	500	11,180
Star Scientific, Inc.*	103,707	172,154
Synutra International, Inc.*	55,300	259,910
USANA Health Sciences, Inc.*	8,250	398,722

		3,149,776

Tobacco (0.2%)
Alliance One International, Inc.*	3,200	12,448
Universal Corp.	16,753	938,838
Vector Group Ltd.	36,583	589,718

		1,541,004

Total Consumer Staples		34,090,031

Energy (6.0%)
Energy Equipment & Services (2.1%)
Basic Energy Services, Inc.*	17,700	241,959
Bristow Group, Inc.	27,080	1,785,655
C&J Energy Services, Inc.*	31,700	725,930
Cal Dive International, Inc.*	51,298	92,336
Dawson Geophysical Co.*	500	15,000
Dril-Quip, Inc.*	27,205	2,371,460
Exterran Holdings, Inc.*	46,900	1,266,300
Forum Energy Technologies, Inc.*	15,800	454,408
Geospace Technologies Corp.*	9,000	971,280
Global Geophysical Services, Inc.*	51,500	126,175
Gulf Island Fabrication, Inc.	9,796	206,304
Gulfmark Offshore, Inc., Class A	19,255	750,175
Heckmann Corp.*	74,457	319,420
Helix Energy Solutions Group, Inc.*	83,800	1,917,344
Hercules Offshore, Inc.*	97,424	722,886
Hornbeck Offshore Services, Inc.*	25,534	1,186,310
ION Geophysical Corp.*	105,500	718,455
Key Energy Services, Inc.*	107,572	869,182
Lufkin Industries, Inc.	24,788	1,645,675
Matrix Service Co.*	18,600	277,140
Natural Gas Services Group, Inc.*	9,477	182,527
Newpark Resources, Inc.*	70,202	651,475
Parker Drilling Co.*	102,029	436,684
PHI, Inc. (Non-Voting)*	9,300	318,153
Pioneer Energy Services Corp.*	43,400	358,050
RigNet, Inc.*	14,400	359,136
Tesco Corp.*	20,200	270,478
TETRA Technologies, Inc.*	70,061	718,826
Vantage Drilling Co.*	148,300	259,525
Willbros Group, Inc.*	31,198	306,364

		20,524,612

Oil, Gas & Consumable Fuels (3.9%)
Abraxas Petroleum Corp.*	56,300	130,053
Alon USA Energy, Inc.	20,000	381,000
Amyris, Inc.*	8,400	25,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Apco Oil and Gas International, Inc.	7,855	$97,402
Approach Resources, Inc.*	23,400	575,874
Arch Coal, Inc.	151,100	820,473
Berry Petroleum Co., Class A	40,021	1,852,572
Bill Barrett Corp.*	36,802	745,977
Bonanza Creek Energy, Inc.*	7,700	297,759
BPZ Resources, Inc.*	68,255	154,939
Carrizo Oil & Gas, Inc.*	26,003	670,097
Clayton Williams Energy, Inc.*	4,000	174,920
Clean Energy Fuels Corp.*	47,059	611,767
Cloud Peak Energy, Inc.*	44,777	840,912
Comstock Resources, Inc.*	35,000	568,750
Contango Oil & Gas Co.	10,649	426,918
Crosstex Energy, Inc.	22,111	425,858
CVR Energy, Inc.	11,700	603,954
Delek U.S. Holdings, Inc.	14,100	556,386
Diamondback Energy, Inc.*	3,700	99,308
Endeavour International Corp.*	31,500	92,925
Energy XXI Bermuda Ltd.	57,002	1,551,594
EPL Oil & Gas, Inc.*	23,200	621,992
Evolution Petroleum Corp.*	700	7,105
Forest Oil Corp.*	83,900	441,314
Frontline Ltd.*	33,200	77,688
FX Energy, Inc.*	33,100	111,216
GasLog Ltd.	21,900	281,634
Gevo, Inc.*	10,200	22,848
Goodrich Petroleum Corp.*	17,600	275,440
Green Plains Renewable Energy, Inc.*	14,600	167,024
Gulfport Energy Corp.*	39,594	1,814,593
Halcon Resources Corp.*	74,350	579,186
Hallador Energy Co.	200	1,380
Harvest Natural Resources, Inc.*	27,600	96,876
Isramco, Inc.*	1,821	180,534
Jura Energy Corp.*	690	248
KiOR, Inc., Class A*	40,000	186,000
Knightsbridge Tankers Ltd.	10,350	84,870
Kodiak Oil & Gas Corp.*	188,100	1,709,829
Magnum Hunter Resources Corp.*	104,900	420,649
Matador Resources Co.*	2,700	23,922
McMoRan Exploration Co.*	70,819	1,157,891
Midstates Petroleum Co., Inc.*	21,600	184,680
Nordic American Tankers Ltd.	37,501	433,137
Northern Oil and Gas, Inc.*	45,861	659,481
Oasis Petroleum, Inc.*	56,840	2,163,899
Panhandle Oil and Gas, Inc., Class A	8,000	229,200
PDC Energy, Inc.*	21,161	1,048,951
Penn Virginia Corp.	38,895	157,136
PetroQuest Energy, Inc.*	44,100	195,804
Quicksilver Resources, Inc.*	83,600	188,100
Rentech, Inc.	158,100	371,535
Resolute Energy Corp.*	30,500	351,055
Rex Energy Corp.*	24,000	395,520
Rosetta Resources, Inc.*	39,624	1,885,310
Sanchez Energy Corp.*	9,400	187,248
Scorpio Tankers, Inc.*	39,600	353,232
SemGroup Corp., Class A*	30,500	1,577,460
Ship Finance International Ltd.	36,005	635,128
Solazyme, Inc.*	21,700	169,477
Stone Energy Corp.*	32,982	717,359
Swift Energy Co.*	34,769	514,929
Synergy Resources Corp.*	5,800	39,788
Targa Resources Corp.	20,665	1,404,393
Teekay Tankers Ltd., Class A	56,057	159,762
Triangle Petroleum Corp.*	36,900	243,540
Uranium Energy Corp.*	5,700	12,540
VAALCO Energy, Inc.*	38,800	294,492
W&T Offshore, Inc.	31,644	449,345
Warren Resources, Inc.*	51,200	164,352
Western Refining, Inc.	40,803	1,444,834
ZaZa Energy Corp.*	59,700	108,057

		36,707,293

Total Energy		57,231,905

Financials (23.0%)
Capital Markets (2.3%)
Apollo Investment Corp.	144,691	1,209,617
Artio Global Investors, Inc.	23,000	62,560
BGC Partners, Inc., Class A	70,100	291,616
BlackRock Kelso Capital Corp.	45,469	454,690
Calamos Asset Management, Inc., Class A	15,571	183,271
Capital Southwest Corp.	2,190	251,850
Cohen & Steers, Inc.	14,609	526,947
Cowen Group, Inc., Class A*	91,200	257,184
Diamond Hill Investment Group, Inc.	1,713	133,288
Duff & Phelps Corp., Class A	21,795	338,040
Evercore Partners, Inc., Class A	20,411	849,098
Fifth Street Finance Corp.	64,009	705,379
Financial Engines, Inc.	32,600	1,180,772
FXCM, Inc., Class A	21,700	296,856
GAMCO Investors, Inc., Class A	4,900	260,239
GFI Group, Inc.	51,200	171,008
Gladstone Capital Corp.	18,501	170,209
Gladstone Investment Corp.	18,204	133,071
Golub Capital BDC, Inc.	16,200	267,462
Greenhill & Co., Inc.	20,700	1,104,966
Harris & Harris Group, Inc.*	25,500	91,800
Hercules Technology Growth Capital, Inc.	29,107	356,561
HFF, Inc., Class A	21,300	424,509
ICG Group, Inc.*	26,300	328,224
INTL FCStone, Inc.*	9,600	167,136
JMP Group, Inc.	12,100	83,611
Knight Capital Group, Inc., Class A*	127,905	475,807
Ladenburg Thalmann Financial Services, Inc.*	160,000	265,600
Main Street Capital Corp.	19,900	638,591
MCG Capital Corp.	53,936	257,814
Medallion Financial Corp.	12,930	170,935
Medley Capital Corp.	20,200	320,170
MVC Capital, Inc.	18,500	237,355
NGP Capital Resources Co.	17,841	126,849
Oppenheimer Holdings, Inc., Class A	7,800	151,866
PennantPark Investment Corp.	46,058	519,995
Piper Jaffray Cos., Inc.*	11,300	387,590
Prospect Capital Corp.	134,495	1,467,340
Pzena Investment Management, Inc., Class A	37,011	240,571
Safeguard Scientifics, Inc.*	14,800	233,840
Solar Capital Ltd.	26,800	629,532
Stifel Financial Corp.*	46,786	1,622,071
SWS Group, Inc.*	20,283	122,712
TCP Capital Corp.	14,722	234,963
THL Credit, Inc.	18,500	277,130
TICC Capital Corp.	24,300	241,542
Triangle Capital Corp.	16,100	450,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Virtus Investment Partners, Inc.*	3,578	$666,510
Walter Investment Management Corp.*	25,102	935,049
Westwood Holdings Group, Inc.	4,297	190,916
WisdomTree Investments, Inc.*	41,700	433,680

		21,599,031

Commercial Banks (6.6%)
1st Source Corp.	10,620	251,694
Ameris Bancorp*	11,554	165,800
Ames National Corp.	7,850	163,751
Arrow Financial Corp.	8,109	199,806
BancFirst Corp.	6,000	250,200
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	610,608
Bancorp, Inc./Delaware*	16,500	228,525
BancorpSouth, Inc.	61,300	999,190
Bank of Marin Bancorp/California	4,300	172,387
Bank of the Ozarks, Inc.	22,338	990,690
Banner Corp.	12,000	381,960
BBCN Bancorp, Inc.	48,269	630,393
Boston Private Financial Holdings, Inc.	61,370	606,336
Bridge Bancorp, Inc.	7,581	163,067
Bridge Capital Holdings*	15,700	239,268
Bryn Mawr Bank Corp.	7,680	178,790
Camden National Corp.	5,600	185,248
Capital City Bank Group, Inc.*	9,800	121,030
Cardinal Financial Corp.	20,800	378,144
Cascade Bancorp*	28,100	189,956
Cathay General Bancorp	64,847	1,304,722
Centerstate Banks, Inc.	15,293	131,214
Central Pacific Financial Corp.*	17,500	274,750
Chemical Financial Corp.	17,541	462,732
Citizens & Northern Corp.	9,802	191,139
Citizens Republic Bancorp, Inc.*	28,500	642,675
City Holding Co.	14,550	578,944
CNB Financial Corp./Pennsylvania	7,100	121,055
CoBiz Financial, Inc.	24,221	195,706
Columbia Banking System, Inc.	31,455	691,381
Community Bank System, Inc.	25,878	766,765
Community Trust Bancorp, Inc.	13,296	452,463
CVB Financial Corp.	69,987	788,753
Eagle Bancorp, Inc.*	12,500	273,625
Enterprise Financial Services Corp.	11,395	163,404
F.N.B. Corp./Pennsylvania	94,051	1,138,017
Financial Institutions, Inc.	10,000	199,600
First Bancorp, Inc./Maine	7,219	130,014
First Bancorp/North Carolina	12,510	168,760
First BanCorp/Puerto Rico*	63,900	398,097
First Busey Corp.	56,006	255,947
First Commonwealth Financial Corp.	76,813	573,025
First Community Bancshares, Inc./Virginia	12,200	193,370
First Connecticut Bancorp, Inc./Connecticut	18,700	275,451
First Financial Bancorp	47,316	759,422
First Financial Bankshares, Inc.	25,812	1,254,463
First Financial Corp./Indiana	8,200	258,218
First Interstate Bancsystem, Inc.	17,100	321,651
First Merchants Corp.	20,400	315,588
First Midwest Bancorp, Inc./Illinois	61,668	818,951
First of Long Island Corp.	4,500	133,425
FirstMerit Corp.	87,569	1,447,516
FNB United Corp.*	10,244	99,981
German American Bancorp, Inc.	9,100	209,391
Glacier Bancorp, Inc.	59,314	1,125,780
Great Southern Bancorp, Inc.	8,530	208,047
Hancock Holding Co.	54,886	1,697,075
Hanmi Financial Corp.*	23,900	382,400
Heartland Financial USA, Inc.	10,900	275,443
Heritage Financial Corp./Washington	7,600	110,200
Home BancShares, Inc./Arkansas	17,750	668,643
Hudson Valley Holding Corp.	13,500	201,285
IBERIABANK Corp.	22,185	1,109,694
Independent Bank Corp./Massachusetts	19,586	638,308
International Bancshares Corp.	46,090	958,672
Investors Bancorp, Inc.	38,148	716,419
Lakeland Bancorp, Inc.	24,300	239,355
Lakeland Financial Corp.	12,400	330,956
MainSource Financial Group, Inc.	16,581	232,797
MB Financial, Inc.	41,451	1,001,871
Merchants Bancshares, Inc.	3,900	117,527
Metro Bancorp, Inc.*	11,823	195,552
National Penn Bancshares, Inc.	107,391	1,148,010
NBT Bancorp, Inc.	37,182	823,581
Old National Bancorp/Indiana	75,539	1,038,661
OmniAmerican Bancorp, Inc.*	9,800	247,744
Oriental Financial Group, Inc.	39,100	606,441
Pacific Continental Corp.	15,630	174,587
PacWest Bancorp	25,416	739,860
Park National Corp.	10,148	708,229
Penns Woods Bancorp, Inc.	3,200	131,104
Peoples Bancorp, Inc./Ohio	10,220	228,826
Pinnacle Financial Partners, Inc.*	25,800	602,688
PrivateBancorp, Inc.	44,370	839,037
Prosperity Bancshares, Inc.	38,084	1,804,801
Renasant Corp.	16,481	368,845
Republic Bancorp, Inc./Kentucky, Class A	7,700	174,328
S&T Bancorp, Inc.	20,325	376,826
Sandy Spring Bancorp, Inc.	19,851	399,005
SCBT Financial Corp.	10,334	520,834
Sierra Bancorp	10,066	132,368
Simmons First National Corp., Class A	13,801	349,441
Southside Bancshares, Inc.	12,569	264,075
Southwest Bancorp, Inc./Oklahoma*	15,157	190,372
State Bank Financial Corp.	23,200	379,784
StellarOne Corp.	16,896	272,870
Sterling Bancorp/New York	21,698	220,452
Sterling Financial Corp./Washington	19,700	427,293
Suffolk Bancorp*	7,962	113,379
Sun Bancorp, Inc./New Jersey*	89,100	303,831
Susquehanna Bancshares, Inc.	149,437	1,857,502
SY Bancorp, Inc.	8,800	198,000
Texas Capital Bancshares, Inc.*	26,123	1,056,675
Tompkins Financial Corp.	6,600	279,048
TowneBank/Virginia	18,700	279,939
Trico Bancshares	10,216	174,694
Trustmark Corp.	53,380	1,335,034
UMB Financial Corp.	26,518	1,301,238
Umpqua Holdings Corp.	91,804	1,217,321
Union First Market Bankshares Corp.	16,800	328,608
United Bankshares, Inc./West Virginia	34,217	910,514
United Community Banks, Inc./Georgia*	23,900	271,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Univest Corp. of Pennsylvania	8,234	$143,436
Virginia Commerce Bancorp, Inc.*	30,700	431,335
Washington Banking Co.	12,600	175,644
Washington Trust Bancorp, Inc.	10,300	282,014
Webster Financial Corp.	56,165	1,362,563
WesBanco, Inc.	18,898	452,607
West Coast Bancorp/Oregon	13,600	330,208
Westamerica Bancorp	24,074	1,091,274
Western Alliance Bancorp*	51,260	709,438
Wilshire Bancorp, Inc.*	45,700	309,846
Wintrust Financial Corp.	24,912	922,740

		62,315,058

Consumer Finance (0.9%)
Cash America International, Inc.	24,338	1,277,015
Credit Acceptance Corp.*	5,700	696,198
DFC Global Corp.*	32,108	534,277
Encore Capital Group, Inc.*	15,600	469,560
EZCORP, Inc., Class A*	37,296	794,405
First Cash Financial Services, Inc.*	20,968	1,223,273
First Marblehead Corp.*	50,900	51,409
Green Dot Corp., Class A*	17,100	285,741
Nelnet, Inc., Class A	16,369	553,272
Netspend Holdings, Inc.*	20,600	327,334
Portfolio Recovery Associates, Inc.*	13,516	1,715,451
World Acceptance Corp.*	7,381	633,806

		8,561,741

Diversified Financial Services (0.3%)
MarketAxess Holdings, Inc.	26,012	970,248
NewStar Financial, Inc.*	18,400	243,432
PHH Corp.*	44,915	986,333
PICO Holdings, Inc.*	17,775	394,605

		2,594,618

Insurance (2.7%)
Alterra Capital Holdings Ltd.	63,114	1,988,091
American Equity Investment Life Holding Co.	49,493	736,951
American Safety Insurance Holdings Ltd.*	9,506	237,270
AMERISAFE, Inc.	14,200	504,668
Amtrust Financial Services, Inc.	19,470	674,636
Argo Group International Holdings Ltd.	19,939	825,076
Baldwin & Lyons, Inc., Class B	6,923	164,698
Citizens, Inc./Texas*	25,949	217,712
CNO Financial Group, Inc.	169,101	1,936,206
Donegal Group, Inc., Class A	10,144	154,899
eHealth, Inc.*	14,900	266,412
Employers Holdings, Inc.	28,001	656,623
Enstar Group Ltd.*	5,188	644,817
First American Financial Corp.	83,300	2,129,981
Global Indemnity plc*	12,300	285,360
Greenlight Capital Reinsurance Ltd., Class A*	23,193	567,069
Hilltop Holdings, Inc.*	28,700	387,163
Horace Mann Educators Corp.	32,637	680,481
Infinity Property & Casualty Corp.	11,552	649,222
Kansas City Life Insurance Co.	4,906	191,972
Maiden Holdings Ltd.	43,061	456,016
Meadowbrook Insurance Group, Inc.	47,777	336,828
Montpelier Reinsurance Holdings Ltd.	45,193	1,177,278
National Financial Partners Corp.*	34,969	784,355
National Interstate Corp.	10,100	302,798
National Western Life Insurance Co., Class A	1,700	299,200
Navigators Group, Inc.*	8,503	499,551
OneBeacon Insurance Group Ltd., Class A	16,300	220,376
Phoenix Cos., Inc.*	4,230	130,157
Platinum Underwriters Holdings Ltd.	28,127	1,569,768
Primerica, Inc.	33,500	1,098,130
RLI Corp.	15,148	1,088,384
Safety Insurance Group, Inc.	10,875	534,506
Selective Insurance Group, Inc.	43,532	1,045,203
State Auto Financial Corp.	11,834	206,148
Stewart Information Services Corp.	12,627	321,610
Symetra Financial Corp.	49,600	665,136
Tower Group International Ltd.	32,200	594,090
United Fire Group, Inc.	20,164	513,577

		25,742,418

Real Estate Investment Trusts (REITs) (8.3%)
Acadia Realty Trust (REIT)	32,673	907,329
AG Mortgage Investment Trust, Inc. (REIT)	11,400	290,358
Agree Realty Corp. (REIT)	5,912	177,951
Alexander’s, Inc. (REIT)	1,775	585,200
American Assets Trust, Inc. (REIT)	24,218	775,218
American Capital Mortgage Investment Corp. (REIT)	41,874	1,082,443
Anworth Mortgage Asset Corp. (REIT)	93,511	591,925
Apollo Commercial Real Estate Finance, Inc. (REIT)	14,900	262,091
Apollo Residential Mortgage, Inc. (REIT)	16,600	370,014
ARMOUR Residential REIT, Inc. (REIT)	265,614	1,734,459
Ashford Hospitality Trust, Inc. (REIT)	43,700	540,132
Associated Estates Realty Corp. (REIT)	30,124	561,511
Campus Crest Communities, Inc. (REIT)	22,100	307,190
CapLease, Inc. (REIT)	40,725	259,418
Capstead Mortgage Corp. (REIT)	63,337	811,980
Cedar Realty Trust, Inc. (REIT)	33,046	201,911
Chesapeake Lodging Trust (REIT)	27,900	640,026
Colonial Properties Trust (REIT)	60,733	1,373,173
Colony Financial, Inc. (REIT)	37,146	824,641
Coresite Realty Corp. (REIT)	14,400	503,712
Cousins Properties, Inc. (REIT)	69,831	746,493
CreXus Investment Corp. (REIT)	38,276	498,354
CubeSmart (REIT)	87,968	1,389,894
CyrusOne, Inc. (REIT)	13,450	307,198
CYS Investments, Inc. (REIT)	119,475	1,402,637
DCT Industrial Trust, Inc. (REIT)	168,600	1,247,640
DiamondRock Hospitality Co. (REIT)	123,698	1,151,628
DuPont Fabros Technology, Inc. (REIT)	43,200	1,048,464
Dynex Capital, Inc. (REIT)	28,800	307,584
EastGroup Properties, Inc. (REIT)	21,827	1,270,331
Education Realty Trust, Inc. (REIT)	79,494	837,072
EPR Properties (REIT)	35,114	1,827,684
Equity One, Inc. (REIT)	39,386	944,082
Excel Trust, Inc. (REIT)	22,400	305,760
FelCor Lodging Trust, Inc. (REIT)*	74,272	441,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	69,230	$1,185,910
First Potomac Realty Trust (REIT)	31,244	463,349
Franklin Street Properties Corp. (REIT)	55,099	805,547
GEO Group, Inc. (REIT)	55,842	2,100,776
Getty Realty Corp. (REIT)	15,620	315,680
Gladstone Commercial Corp. (REIT)	7,100	138,237
Glimcher Realty Trust (REIT)	98,632	1,144,131
Government Properties Income Trust (REIT)	25,766	662,959
Healthcare Realty Trust, Inc. (REIT)	56,458	1,602,843
Hersha Hospitality Trust (REIT)	122,477	715,266
Highwoods Properties, Inc. (REIT)	52,195	2,065,356
Hudson Pacific Properties, Inc. (REIT)	25,500	554,625
Inland Real Estate Corp. (REIT)	57,908	584,292
Invesco Mortgage Capital, Inc. (REIT)	83,994	1,796,632
Investors Real Estate Trust (REIT)	60,196	594,135
iStar Financial, Inc. (REIT)*	71,700	780,813
Kite Realty Group Trust (REIT)	46,229	311,583
LaSalle Hotel Properties (REIT)	63,240	1,605,031
Lexington Realty Trust (REIT)	86,986	1,026,435
LTC Properties, Inc. (REIT)	21,469	874,432
Medical Properties Trust, Inc. (REIT)	91,312	1,464,645
Monmouth Real Estate Investment Corp. (REIT), Class A	27,551	307,194
National Health Investors, Inc. (REIT)	21,328	1,395,918
NorthStar Realty Finance Corp. (REIT)	115,399	1,093,983
Omega Healthcare Investors, Inc. (REIT)	76,108	2,310,639
One Liberty Properties, Inc. (REIT)	13,000	282,360
Parkway Properties, Inc./Maryland (REIT)	16,000	296,800
Pebblebrook Hotel Trust (REIT)	42,843	1,104,921
Pennsylvania Real Estate Investment Trust (REIT)	44,352	859,985
PennyMac Mortgage Investment Trust (REIT)	42,545	1,101,490
Potlatch Corp. (REIT)	29,144	1,336,544
PS Business Parks, Inc. (REIT)	14,780	1,166,438
Ramco-Gershenson Properties Trust (REIT)	30,400	510,720
Realty Income Corp. (REIT)	32,418	1,470,156
Redwood Trust, Inc. (REIT)	63,891	1,480,993
Resource Capital Corp. (REIT)	52,294	345,663
Retail Opportunity Investments Corp. (REIT)	33,500	469,335
RLJ Lodging Trust (REIT)	76,000	1,729,760
Rouse Properties, Inc. (REIT)	17,800	322,180
Ryman Hospitality Properties (REIT)	23,734	1,085,831
Sabra Health Care REIT, Inc. (REIT)	26,683	774,074
Saul Centers, Inc. (REIT)	5,200	227,448
Select Income REIT (REIT)	10,300	272,435
Silver Bay Realty Trust Corp. (REIT)	9,870	204,311
Sovran Self Storage, Inc. (REIT)	23,362	1,506,615
Spirit Realty Capital, Inc. (REIT)	23,500	446,500
STAG Industrial, Inc. (REIT)	17,000	361,590
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	1,022,124
Summit Hotel Properties, Inc. (REIT)	19,800	207,306
Sun Communities, Inc. (REIT)	18,828	928,785
Sunstone Hotel Investors, Inc. (REIT)*	97,521	1,200,484
Terreno Realty Corp. (REIT)	7,200	129,456
Two Harbors Investment Corp. (REIT)	201,431	2,540,045
Universal Health Realty Income Trust (REIT)	11,050	637,696
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	315,281
Washington Real Estate Investment Trust (REIT)	48,017	1,336,793
Western Asset Mortgage Capital Corp. (REIT)	13,200	306,768
Winthrop Realty Trust (REIT)	20,800	261,664

		78,670,383

Real Estate Management & Development (0.2%)
AV Homes, Inc.*	6,400	85,312
Consolidated-Tomoka Land Co.	4,600	180,550
Forestar Group, Inc.*	31,321	684,677
Kennedy-Wilson Holdings, Inc.	30,700	476,157
Tejon Ranch Co.*	7,802	232,344
Thomas Properties Group, Inc.	47,700	244,701
Zillow, Inc., Class A*	3,700	202,279

		2,106,020

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.	70,553	695,653
BankFinancial Corp.	22,221	179,768
Beneficial Mutual Bancorp, Inc.*	22,754	234,366
Berkshire Hills Bancorp, Inc.	22,894	584,713
Brookline Bancorp, Inc.	60,777	555,502
Clifton Savings Bancorp, Inc.	18,312	228,168
Dime Community Bancshares, Inc.	18,101	259,930
ESB Financial Corp.	8,889	121,690
ESSA Bancorp, Inc.	9,839	106,655
Farmer Mac, Class C	8,600	264,794
First Financial Holdings, Inc.	13,091	274,387
Flushing Financial Corp.	24,842	420,823
Franklin Financial Corp./Virginia	14,800	270,100
Home Federal Bancorp, Inc./Idaho	12,482	159,770
Home Loan Servicing Solutions Ltd.	20,400	475,932
Kearny Financial Corp.*	23,916	243,943
MGIC Investment Corp.*	221,087	1,094,381
Nationstar Mortgage Holdings, Inc.*	13,600	501,840
Northfield Bancorp, Inc./New Jersey	19,583	222,463
Northwest Bancshares, Inc.	68,410	868,123
OceanFirst Financial Corp.	10,800	155,736
Ocwen Financial Corp.*	76,485	2,900,311
Oritani Financial Corp.	44,350	686,981
Provident Financial Services, Inc.	55,316	844,675
Provident New York Bancorp	29,200	264,844
Radian Group, Inc.	94,900	1,016,379
Rockville Financial, Inc.	21,500	278,640
Roma Financial Corp.	14,455	232,147
Territorial Bancorp, Inc.	10,395	247,193
TrustCo Bank Corp./New York	70,354	392,575
United Financial Bancorp, Inc.	13,745	208,924
ViewPoint Financial Group, Inc.	25,560	514,012
Walker & Dunlop, Inc.*	14,545	261,374
WSFS Financial Corp.	6,000	291,840

		16,058,632

Total Financials		217,647,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.1%)
Biotechnology (3.7%)
Achillion Pharmaceuticals, Inc.*	41,800	$365,332
Acorda Therapeutics, Inc.*	32,435	1,038,893
Aegerion Pharmaceuticals, Inc.*	16,800	677,712
Affymax, Inc.*	25,093	34,879
Alkermes plc*	87,125	2,065,734
Alnylam Pharmaceuticals, Inc.*	33,101	806,671
AMAG Pharmaceuticals, Inc.*	16,400	391,140
Amicus Therapeutics, Inc.*	38,300	121,411
Arena Pharmaceuticals, Inc.*	140,334	1,152,142
ArQule, Inc.*	46,615	120,733
Array BioPharma, Inc.*	68,919	339,082
Astex Pharmaceuticals*	6,900	30,774
AVEO Pharmaceuticals, Inc.*	22,700	166,845
BioCryst Pharmaceuticals, Inc.*	18,303	21,781
Celldex Therapeutics, Inc.*	56,278	651,699
Cepheid, Inc.*	47,449	1,820,618
ChemoCentryx, Inc.*	9,582	132,423
Clovis Oncology, Inc.*	10,200	292,434
Codexis, Inc.*	26,200	62,618
Cubist Pharmaceuticals, Inc.*	43,018	2,014,103
Curis, Inc.*	50,900	166,952
Cytori Therapeutics, Inc.*	1,720	4,317
Dendreon Corp.*	109,600	518,408
Dyax Corp.*	53,768	234,428
Dynavax Technologies Corp.*	124,000	275,280
Emergent Biosolutions, Inc.*	15,400	215,292
Enzon Pharmaceuticals, Inc.	35,200	133,760
Exact Sciences Corp.*	38,300	375,340
Exelixis, Inc.*	128,986	595,915
Genomic Health, Inc.*	13,012	367,979
Geron Corp.*	69,011	73,842
GTx, Inc.*	41,600	172,640
Halozyme Therapeutics, Inc.*	55,035	317,552
Idenix Pharmaceuticals, Inc.*	48,700	173,372
ImmunoGen, Inc.*	55,068	884,392
Immunomedics, Inc.*	3,100	7,471
Infinity Pharmaceuticals, Inc.*	19,900	964,553
Intercept Pharmaceuticals, Inc.*	1,200	44,880
InterMune, Inc.*	36,934	334,253
Ironwood Pharmaceuticals, Inc.*	53,500	978,515
Isis Pharmaceuticals, Inc.*	84,998	1,439,866
Keryx Biopharmaceuticals, Inc.*	13,700	96,448
KYTHERA Biopharmaceuticals, Inc.*	1,300	31,668
Lexicon Pharmaceuticals, Inc.*	121,679	265,260
Ligand Pharmaceuticals, Inc., Class B*	12,326	328,488
MannKind Corp.*	120,800	409,512
Maxygen, Inc.	32,108	77,380
Merrimack Pharmaceuticals, Inc.*	34,000	207,400
Momenta Pharmaceuticals, Inc.*	31,728	423,252
Neurocrine Biosciences, Inc.*	47,900	581,506
NewLink Genetics Corp.*	14,700	180,369
Novavax, Inc.*	37,359	85,179
NPS Pharmaceuticals, Inc.*	63,922	651,365
OncoGenex Pharmaceutical, Inc.*	500	5,665
Oncothyreon, Inc.*	21,600	44,928
Opko Health, Inc.*	70,900	540,967
Orexigen Therapeutics, Inc.*	51,303	320,644
Osiris Therapeutics, Inc.*	5,184	53,914
PDL BioPharma, Inc.	104,627	764,823
Pharmacyclics, Inc.*	38,700	3,111,867
Progenics Pharmaceuticals, Inc.*	24,700	133,133
Raptor Pharmaceutical Corp.*	5,100	29,835
Regulus Therapeutics, Inc.*	2,500	19,375
Repligen Corp.*	1,600	11,056
Rigel Pharmaceuticals, Inc.*	45,840	311,254
Sangamo BioSciences, Inc.*	34,000	325,040
Seattle Genetics, Inc.*	72,755	2,583,530
SIGA Technologies, Inc.*	24,552	87,896
Spectrum Pharmaceuticals, Inc.	43,065	321,265
Sunesis Pharmaceuticals, Inc.*	5,100	27,897
Synageva BioPharma Corp.*	6,500	356,980
Synergy Pharmaceuticals, Inc.*	48,300	293,181
Synta Pharmaceuticals Corp.*	28,007	240,860
Targacept, Inc.*	15,200	65,056
Tesaro, Inc.*	1,000	21,960
Theravance, Inc.*	47,527	1,122,588
Threshold Pharmaceuticals, Inc.*	35,800	165,038
Trius Therapeutics, Inc.*	2,200	15,048
Verastem, Inc.*	300	2,886
Vical, Inc.*	75,300	299,694
XOMA Corp.*	12,100	42,229
ZIOPHARM Oncology, Inc.*	38,700	70,821

		35,313,288

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	16,862	797,910
ABIOMED, Inc.*	28,350	529,294
Accuray, Inc.*	43,247	200,666
Align Technology, Inc.*	51,176	1,714,908
Alphatec Holdings, Inc.*	44,009	92,859
Analogic Corp.	8,616	680,836
AngioDynamics, Inc.*	18,700	213,741
Antares Pharma, Inc.*	67,700	242,366
ArthroCare Corp.*	21,600	750,816
Atrion Corp.	1,200	230,388
Cantel Medical Corp.	15,450	464,427
Cardiovascular Systems, Inc.*	1,000	20,480
Conceptus, Inc.*	28,842	696,534
CONMED Corp.	25,287	861,275
CryoLife, Inc.	37,068	222,779
Cyberonics, Inc.*	19,634	919,068
Cynosure, Inc., Class A*	11,253	294,491
DexCom, Inc.*	47,108	787,646
Endologix, Inc.*	36,100	583,015
Exactech, Inc.*	300	6,207
Globus Medical, Inc., Class A*	2,200	32,296
Greatbatch, Inc.*	21,718	648,717
Haemonetics Corp.*	39,508	1,645,903
Hansen Medical, Inc.*	4,950	9,950
HeartWare International, Inc.*	10,200	901,986
ICU Medical, Inc.*	9,545	562,678
Insulet Corp.*	30,378	785,575
Integra LifeSciences Holdings Corp.*	15,144	590,767
Invacare Corp.	28,116	366,914
MAKO Surgical Corp.*	25,700	286,555
Masimo Corp.	43,438	852,254
Meridian Bioscience, Inc.	36,277	827,841
Merit Medical Systems, Inc.*	28,107	344,592
Natus Medical, Inc.*	21,300	286,272
Navidea Biopharmaceuticals, Inc.*	71,400	193,494
Neogen Corp.*	15,978	792,029
NuVasive, Inc.*	33,609	716,208
NxStage Medical, Inc.*	32,800	369,984
OraSure Technologies, Inc.*	40,086	216,464
Orthofix International N.V.*	15,053	539,951

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Palomar Medical Technologies, Inc.*	14,271	$192,516
PhotoMedex, Inc.*	1,400	22,526
Quidel Corp.*	19,500	463,125
RTI Biologics, Inc.*	44,349	174,735
Solta Medical, Inc.*	2,500	5,500
Spectranetics Corp.*	24,400	452,132
STAAR Surgical Co.*	21,800	122,734
STERIS Corp.	47,570	1,979,388
SurModics, Inc.*	14,421	392,972
Symmetry Medical, Inc.*	31,916	365,438
Tornier N.V.*	8,500	160,225
Unilife Corp.*	34,000	74,120
Vascular Solutions, Inc.*	21,668	351,455
Volcano Corp.*	42,624	948,810
West Pharmaceutical Services, Inc.	24,264	1,575,704
Wright Medical Group, Inc.*	31,559	751,420

		29,312,936

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	16,400	481,996
Accretive Health, Inc.*	40,100	407,416
Air Methods Corp.	27,000	1,302,480
Almost Family, Inc.	5,900	120,537
Amedisys, Inc.*	20,534	228,338
AMN Healthcare Services, Inc.*	31,600	500,228
Amsurg Corp.*	25,262	849,814
Assisted Living Concepts, Inc., Class A	7,182	85,394
Bio-Reference Labs, Inc.*	21,430	556,751
BioScrip, Inc.*	38,300	486,793
Capital Senior Living Corp.*	23,100	610,533
Centene Corp.*	39,183	1,725,619
Chemed Corp.	15,290	1,222,894
Chindex International, Inc.*	14,896	204,671
Corvel Corp.*	4,500	222,705
Cross Country Healthcare, Inc.*	25,995	138,033
Emeritus Corp.*	18,206	505,945
Ensign Group, Inc.	10,800	360,720
ExamWorks Group, Inc.*	19,900	344,668
Five Star Quality Care, Inc.*	3,200	21,408
Gentiva Health Services, Inc.*	26,641	288,256
Hanger, Inc.*	28,309	892,583
HealthSouth Corp.*	70,306	1,853,969
Healthways, Inc.*	32,147	393,801
IPC The Hospitalist Co., Inc.*	14,984	666,488
Kindred Healthcare, Inc.*	46,069	485,107
Landauer, Inc.	8,626	486,334
LHC Group, Inc.*	10,443	224,420
Magellan Health Services, Inc.*	23,515	1,118,608
Molina Healthcare, Inc.*	20,610	636,231
MWI Veterinary Supply, Inc.*	9,592	1,268,638
National Healthcare Corp.	7,200	329,184
National Research Corp.	2,375	137,845
Owens & Minor, Inc.#	48,400	1,575,904
PharMerica Corp.*	24,781	346,934
Providence Service Corp.*	5,823	107,667
Select Medical Holdings Corp.	28,203	253,827
Skilled Healthcare Group, Inc., Class A*	24,700	162,279
Team Health Holdings, Inc.*	19,600	713,048
Triple-S Management Corp., Class B*	14,336	249,733
U.S. Physical Therapy, Inc.	9,807	263,318
Universal American Corp.	20,150	167,849
Vanguard Health Systems, Inc.*	21,587	320,999
WellCare Health Plans, Inc.*	31,984	1,853,793

		25,173,758

Health Care Technology (0.9%)
athenahealth, Inc.*	25,081	2,433,860
Computer Programs & Systems, Inc.	7,602	411,344
Greenway Medical Technologies*	15,000	238,500
HealthStream, Inc.*	13,000	298,220
HMS Holdings Corp.*	61,029	1,656,937
MedAssets, Inc.*	36,682	706,129
Medidata Solutions, Inc.*	15,600	904,488
Merge Healthcare, Inc.*	35,600	102,884
Omnicell, Inc.*	28,055	529,679
Quality Systems, Inc.	30,276	553,445
Vocera Communications, Inc.*	9,700	223,100

		8,058,586

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	45,100	212,872
Cambrex Corp.*	21,100	269,869
Fluidigm Corp.*	14,900	275,799
Furiex Pharmaceuticals, Inc.*	600	22,488
Luminex Corp.*	27,419	452,962
Pacific Biosciences of California, Inc.*	16,000	39,840
PAREXEL International Corp.*	43,537	1,720,147
Sequenom, Inc.*	75,149	311,868

		3,305,845

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*	33,552	71,466
Akorn, Inc.*	43,400	600,222
Auxilium Pharmaceuticals, Inc.*	38,257	661,081
AVANIR Pharmaceuticals, Inc., Class A*	70,900	194,266
Cadence Pharmaceuticals, Inc.*	3,500	23,415
Corcept Therapeutics, Inc.*	57,400	114,800
Depomed, Inc.*	37,800	221,886
Endocyte, Inc.*	11,600	144,420
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	10,000	9,500
Hi-Tech Pharmacal Co., Inc.	8,600	284,746
Impax Laboratories, Inc.*	56,466	871,835
Jazz Pharmaceuticals plc*	29,600	1,654,936
Lannett Co., Inc.*	33,257	336,228
Medicines Co.*	41,787	1,396,522
Nektar Therapeutics*	80,386	884,246
Obagi Medical Products, Inc.*	20,713	409,082
Optimer Pharmaceuticals, Inc.*	34,056	405,266
Pacira Pharmaceuticals, Inc.*	15,900	458,874
Pain Therapeutics, Inc.*	26,400	90,552
Pernix Therapeutics Holdings*	300	1,488
Pozen, Inc.*	24,486	129,041
Questcor Pharmaceuticals, Inc.	38,400	1,249,536
Repros Therapeutics, Inc.*	3,200	51,520
Sagent Pharmaceuticals, Inc.*	3,900	68,445
Santarus, Inc.*	39,000	675,870
Sciclone Pharmaceuticals, Inc.*	32,200	148,120
Sucampo Pharmaceuticals, Inc., Class A*	800	5,232
Supernus Pharmaceuticals, Inc.*	2,000	11,240
ViroPharma, Inc.*	51,333	1,291,538
Vivus, Inc.*	73,827	812,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
XenoPort, Inc.*	17,278	$123,538

		13,401,008

Total Health Care		114,565,421

Industrials (15.2%)
Aerospace & Defense (1.7%)
AAR Corp.	33,512	616,286
Aerovironment, Inc.*	10,321	187,120
American Science & Engineering, Inc.	7,277	443,824
Astronics Corp.*	7,500	223,650
Cubic Corp.	12,186	520,586
Curtiss-Wright Corp.	33,617	1,166,510
DigitalGlobe, Inc.*	37,565	1,086,004
Esterline Technologies Corp.*	22,687	1,717,406
GenCorp, Inc.*	41,500	551,950
HEICO Corp.	38,218	1,659,043
Hexcel Corp.*	75,059	2,177,461
KEYW Holding Corp.*	1,200	19,356
Moog, Inc., Class A*	37,353	1,711,888
National Presto Industries, Inc.	2,900	233,450
Orbital Sciences Corp.*	52,887	882,684
Taser International, Inc.*	39,100	310,845
Teledyne Technologies, Inc.*	27,354	2,145,648

		15,653,711

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	35,700	208,131
Atlas Air Worldwide Holdings, Inc.*	20,727	844,832
Echo Global Logistics, Inc.*	7,800	172,536
Forward Air Corp.	26,940	1,004,593
Hub Group, Inc., Class A*	26,833	1,031,997
Pacer International, Inc.*	21,720	109,252

		3,371,341

Airlines (1.0%)
Alaska Air Group, Inc.*	50,214	3,211,688
Allegiant Travel Co.	12,677	1,125,464
Hawaiian Holdings, Inc.*	21,400	123,264
JetBlue Airways Corp.*	195,689	1,350,254
Republic Airways Holdings, Inc.*	3,700	42,698
SkyWest, Inc.	54,215	870,151
Spirit Airlines, Inc.*	29,600	750,656
U.S. Airways Group, Inc.*	123,786	2,100,648

		9,574,823

Building Products (0.9%)
A.O. Smith Corp.	27,822	2,046,864
AAON, Inc.	12,800	353,152
American Woodmark Corp.*	900	30,627
Apogee Enterprises, Inc.	21,400	619,530
Builders FirstSource, Inc.	43,800	256,668
Gibraltar Industries, Inc.*	20,100	366,825
Griffon Corp.	51,143	609,624
NCI Building Systems, Inc.*	792	13,757
Nortek, Inc.*	5,500	392,480
Quanex Building Products Corp.	33,467	538,819
Simpson Manufacturing Co., Inc.	34,619	1,059,688
Trex Co., Inc.*	11,800	580,324
Universal Forest Products, Inc.	15,654	623,186
USG Corp.*	52,400	1,385,456

		8,877,000

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	40,632	903,656
ACCO Brands Corp.*	78,886	526,958
Brink’s Co.	38,400	1,085,184
Consolidated Graphics, Inc.*	800	31,280
Deluxe Corp.	36,561	1,513,625
EnerNOC, Inc.*	5,200	90,324
Ennis, Inc.	22,556	339,919
G&K Services, Inc., Class A	17,482	795,606
Healthcare Services Group, Inc.	47,369	1,214,067
Herman Miller, Inc.	41,791	1,156,357
HNI Corp.	38,941	1,382,016
InnerWorkings, Inc.*	22,600	342,164
Interface, Inc.	40,298	774,528
Kimball International, Inc., Class B	23,200	210,192
Knoll, Inc.	39,158	709,935
McGrath RentCorp.	19,645	610,959
Metalico, Inc.*	12,703	20,579
Mine Safety Appliances Co.	19,907	987,785
Mobile Mini, Inc.*	32,795	965,157
Multi-Color Corp.	10,100	260,479
NL Industries, Inc.	10,945	136,046
Performant Financial Corp.*	1,000	12,280
Quad/Graphics, Inc.	18,000	430,920
Schawk, Inc.	16,500	181,335
Standard Parking Corp.*	10,510	217,557
Steelcase, Inc., Class A	66,472	979,133
Swisher Hygiene, Inc.*	62,100	80,109
Team, Inc.*	14,800	607,836
Tetra Tech, Inc.#*	45,537	1,388,423
TMS International Corp., Class A*	16,900	223,080
U.S. Ecology, Inc.	12,300	326,565
UniFirst Corp.	12,705	1,149,803
United Stationers, Inc.	33,772	1,305,288
Viad Corp.	16,724	462,586

		21,421,731

Construction & Engineering (0.9%)
Aegion Corp.*	34,662	802,425
Ameresco, Inc., Class A*	1,000	7,400
Argan, Inc.	10,630	158,493
Comfort Systems USA, Inc.	32,243	454,304
Dycom Industries, Inc.*	25,516	502,410
EMCOR Group, Inc.	46,999	1,992,288
Granite Construction, Inc.	29,073	925,684
Great Lakes Dredge & Dock Corp.	42,200	284,006
Layne Christensen Co.*	17,093	365,448
MasTec, Inc.*	48,462	1,412,667
MYR Group, Inc.*	12,000	294,720
Pike Electric Corp.	1,700	24,191
Primoris Services Corp.	21,700	479,787
Tutor Perini Corp.*	23,995	463,104

		8,166,927

Electrical Equipment (1.2%)
Acuity Brands, Inc.	30,402	2,108,379
American Superconductor Corp.*	22,375	59,517
AZZ, Inc.	20,986	1,011,525
Belden, Inc.	33,935	1,752,743
Brady Corp., Class A	37,141	1,245,338
Capstone Turbine Corp.*	94,500	85,050
Encore Wire Corp.	17,428	610,328
EnerSys, Inc.*	37,539	1,711,028
Franklin Electric Co., Inc.	33,552	1,126,341
FuelCell Energy, Inc.*	18,160	17,139
Generac Holdings, Inc.	18,300	646,722
Global Power Equipment Group, Inc.	9,800	172,676
II-VI, Inc.*	42,786	729,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LSI Industries, Inc.	4,718	$32,932
Powell Industries, Inc.*	5,300	278,621
Preformed Line Products Co.	100	6,997
Thermon Group Holdings, Inc.*	7,800	173,238
Vicor Corp.*	15,000	74,550

		11,842,197

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	955,398

Machinery (3.2%)
Accuride Corp.*	17,400	93,786
Actuant Corp., Class A	52,613	1,611,010
Alamo Group, Inc.	6,600	252,450
Albany International Corp., Class A	27,591	797,380
Altra Holdings, Inc.	22,700	617,894
American Railcar Industries, Inc.	4,300	200,982
Ampco-Pittsburgh Corp.	1,380	26,096
Astec Industries, Inc.	15,843	553,396
Barnes Group, Inc.	45,506	1,316,489
Blount International, Inc.*	35,433	474,094
Briggs & Stratton Corp.	33,744	836,851
Cascade Corp.	6,700	435,366
Chart Industries, Inc.*	21,421	1,713,894
CIRCOR International, Inc.	15,109	642,132
CLARCOR, Inc.	35,374	1,852,890
Columbus McKinnon Corp.*	600	11,550
Commercial Vehicle Group, Inc.*	14,700	114,660
Douglas Dynamics, Inc.	900	12,438
Energy Recovery, Inc.*	21,755	80,493
EnPro Industries, Inc.*	17,254	882,887
ESCO Technologies, Inc.	24,852	1,015,453
Federal Signal Corp.*	44,600	363,044
Flow International Corp.*	10,796	42,212
Gorman-Rupp Co.	13,470	404,774
Greenbrier Cos., Inc.*	16,300	370,173
Hyster-Yale Materials Handling, Inc.	12,200	696,498
John Bean Technologies Corp.	25,631	531,843
Kadant, Inc.*	7,500	187,500
Kaydon Corp.	23,554	602,511
L.B. Foster Co., Class A	6,500	287,885
Lindsay Corp.	11,575	1,020,684
Meritor, Inc.*	77,735	367,687
Met-Pro Corp.	7,796	80,533
Middleby Corp.*	12,998	1,977,646
Mueller Industries, Inc.	13,957	743,769
Mueller Water Products, Inc., Class A	141,493	839,053
PMFG, Inc.*	9,500	58,615
Proto Labs, Inc.*	1,700	83,470
RBC Bearings, Inc.*	17,000	859,520
Rexnord Corp.*	20,500	435,215
Sauer-Danfoss, Inc.	8,700	508,341
Standex International Corp.	9,079	501,342
Sun Hydraulics Corp.	15,750	512,033
Tennant Co.	15,831	768,753
Titan International, Inc.	29,200	615,536
Trimas Corp.*	18,800	610,436
Wabash National Corp.*	47,300	480,568
Watts Water Technologies, Inc., Class A	21,259	1,020,219
Woodward, Inc.	49,933	1,985,336

		30,497,387

Marine (0.0%)
International Shipholding Corp.	4,769	86,796

Professional Services (1.2%)
Acacia Research Corp.*	35,341	1,066,238
Advisory Board Co.*	23,284	1,222,876
CDI Corp.	700	12,040
Corporate Executive Board Co.	25,204	1,465,865
Exponent, Inc.	12,223	659,309
FTI Consulting, Inc.*	30,900	1,163,694
GP Strategies Corp.*	500	11,930
Huron Consulting Group, Inc.*	18,750	756,000
ICF International, Inc.*	13,700	372,640
Insperity, Inc.	17,787	504,617
Kelly Services, Inc., Class A	14,134	264,023
Kforce, Inc.	22,900	374,873
Korn/Ferry International*	37,552	670,679
Mistras Group, Inc.*	9,000	217,890
Navigant Consulting, Inc.*	42,332	556,242
On Assignment, Inc.*	27,100	685,901
Pendrell Corp.*	96,600	160,356
Resources Connection, Inc.	41,095	521,906
RPX Corp.*	4,200	59,262
TrueBlue, Inc.*	35,615	752,901
VSE Corp.	3,025	75,595
WageWorks, Inc.*	7,615	190,603

		11,765,440

Road & Rail (1.3%)
Amerco, Inc.	6,142	1,065,882
Arkansas Best Corp.	12,000	140,160
Avis Budget Group, Inc.*	77,064	2,144,691
Celadon Group, Inc.	7,600	158,536
Genesee & Wyoming, Inc., Class A*	31,361	2,920,023
Heartland Express, Inc.	48,655	649,058
Knight Transportation, Inc.	54,150	871,815
Marten Transport Ltd.	8,200	165,066
Old Dominion Freight Line, Inc.*	54,589	2,085,300
Patriot Transportation Holding, Inc.*	600	16,692
Roadrunner Transportation Systems, Inc.*	10,300	236,900
Saia, Inc.*	9,200	332,764
Swift Transportation Co.*	58,200	825,276
Universal Truckload Services, Inc.*	300	6,999
Werner Enterprises, Inc.	35,366	853,735

		12,472,897

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	33,955	464,505
Applied Industrial Technologies, Inc.	30,888	1,389,960
Beacon Roofing Supply, Inc.*	32,276	1,247,790
CAI International, Inc.*	14,170	408,379
DXP Enterprises, Inc.*	6,100	455,670
Edgen Group, Inc.*	1,400	10,122
H&E Equipment Services, Inc.	21,000	428,400
Kaman Corp.	23,992	850,996
Rush Enterprises, Inc., Class A*	32,200	776,664
SeaCube Container Leasing Ltd.	11,400	261,744
TAL International Group, Inc.	20,800	942,448
Textainer Group Holdings Ltd.	8,200	324,310
Titan Machinery, Inc.*	9,700	269,175
Watsco, Inc.	19,987	1,682,506

		9,512,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	15,100	$222,272

Total Industrials		144,420,589

Information Technology (16.5%)
Communications Equipment (1.9%)
ADTRAN, Inc.	49,306	968,863
Anaren, Inc.*	10,200	197,778
Arris Group, Inc.*	89,803	1,541,918
Aruba Networks, Inc.*	79,616	1,969,700
Aviat Networks, Inc.*	39,937	134,588
Bel Fuse, Inc., Class B	1,450	22,634
Black Box Corp.	15,043	328,088
Calix, Inc.*	22,300	181,745
Ciena Corp.*	70,600	1,130,306
Comtech Telecommunications Corp.	17,043	413,804
Digi International, Inc.*	17,800	158,954
Emulex Corp.*	79,657	520,160
Extreme Networks, Inc.*	61,000	205,570
Finisar Corp.*	66,800	881,092
Globecomm Systems, Inc.*	14,250	171,142
Harmonic, Inc.*	86,459	500,598
Infinera Corp.*	86,261	603,827
InterDigital, Inc.	34,625	1,656,114
Ixia*	26,063	564,003
Loral Space & Communications, Inc.	10,096	624,740
NETGEAR, Inc.*	31,829	1,066,590
Oclaro, Inc.*	33,900	42,714
Oplink Communications, Inc.*	14,300	234,520
Plantronics, Inc.	31,259	1,381,335
Procera Networks, Inc.*	13,500	160,515
Ruckus Wireless, Inc.*	4,300	90,300
ShoreTel, Inc.*	33,600	121,968
Sonus Networks, Inc.*	163,241	422,794
Sycamore Networks, Inc.	16,421	6,076
Tellabs, Inc.	260,700	544,863
Ubiquiti Networks, Inc.	17,700	242,844
ViaSat, Inc.*	27,140	1,314,662

		18,404,805

Computers & Peripherals (0.7%)
3D Systems Corp.*	50,100	1,615,224
Avid Technology, Inc.*	22,731	142,523
Cray, Inc.*	25,400	589,534
Electronics for Imaging, Inc.*	33,652	853,415
Intermec, Inc.*	42,700	419,741
OCZ Technology Group, Inc.*	37,700	67,860
QLogic Corp.*	69,400	805,040
Quantum Corp.*	182,081	233,064
Silicon Graphics International Corp.*	20,100	276,375
STEC, Inc.*	28,399	125,524
Super Micro Computer, Inc.*	16,200	182,898
Synaptics, Inc.*	23,437	953,651

		6,264,849

Electronic Equipment, Instruments & Components (2.4%)
Aeroflex Holding Corp.*	900	7,074
Anixter International, Inc.	21,958	1,535,303
Audience, Inc.*	11,200	170,800
Badger Meter, Inc.	13,430	718,774
Benchmark Electronics, Inc.*	48,348	871,231
Checkpoint Systems, Inc.*	32,811	428,512
Cognex Corp.	29,803	1,256,196
Coherent, Inc.	16,952	961,856
CTS Corp.	23,400	244,296
Daktronics, Inc.	22,900	240,450
DTS, Inc.*	15,895	264,334
Electro Rent Corp.	500	9,270
Electro Scientific Industries, Inc.	22,200	245,310
Fabrinet*	11,800	172,398
FARO Technologies, Inc.*	16,067	697,147
FEI Co.	28,173	1,818,567
GSI Group, Inc.*	18,700	159,511
Insight Enterprises, Inc.*	31,443	648,355
InvenSense, Inc.*	25,900	276,612
Kemet Corp.*	32,400	202,500
Littelfuse, Inc.	15,249	1,034,645
Maxwell Technologies, Inc.*	21,200	114,268
Measurement Specialties, Inc.*	11,100	441,447
Mercury Systems, Inc.*	16,800	123,816
Methode Electronics, Inc.	26,500	341,320
MTS Systems Corp.	15,602	907,256
Multi-Fineline Electronix, Inc.*	9,000	138,870
Newport Corp.*	27,187	460,004
OSI Systems, Inc.*	15,768	982,189
Park Electrochemical Corp.	15,472	392,060
PC Connection, Inc.	21,196	346,555
Plexus Corp.*	28,175	684,934
Power-One, Inc.*	40,700	168,905
RadiSys Corp.*	22,442	110,415
RealD, Inc.*	28,500	370,500
Rofin-Sinar Technologies, Inc.*	24,925	675,218
Rogers Corp.*	13,684	651,632
Sanmina Corp.*	63,800	724,768
ScanSource, Inc.*	23,039	650,161
SYNNEX Corp.*	15,862	586,894
TTM Technologies, Inc.*	38,162	290,031
Universal Display Corp.*	26,560	780,598
Viasystems Group, Inc.*	12,546	163,600
Zygo Corp.*	12,400	183,644

		22,252,226

Internet Software & Services (2.3%)
Active Network, Inc.*	27,700	116,063
Angie’s List, Inc.*	25,300	499,928
Bankrate, Inc.*	32,929	393,172
Bazaarvoice, Inc.*	5,400	39,528
Blucora, Inc.*	26,800	414,864
Brightcove, Inc.*	13,600	84,456
comScore, Inc.*	23,363	392,031
Constant Contact, Inc.*	18,346	238,131
Cornerstone OnDemand, Inc.*	24,000	818,400
CoStar Group, Inc.*	19,836	2,171,249
Dealertrack Technologies, Inc.*	37,064	1,088,940
Demand Media, Inc.*	13,900	119,957
Demandware, Inc.*	4,000	101,400
Dice Holdings, Inc.*	35,600	360,628
Digital River, Inc.*	35,331	499,580
E2open, Inc.*	500	9,970
EarthLink, Inc.	103,433	560,607
Envestnet, Inc.*	20,200	353,702
ExactTarget, Inc.*	8,700	202,449
Internap Network Services Corp.*	37,300	348,755
IntraLinks Holdings, Inc.*	23,500	149,460
j2 Global, Inc.	33,278	1,304,830
Keynote Systems, Inc.	10,100	140,996
Limelight Networks, Inc.*	118,200	243,492
Liquidity Services, Inc.*	16,800	500,808

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LivePerson, Inc.*	34,100	$463,078
LogMeIn, Inc.*	15,500	297,910
Millennial Media, Inc.*	15,300	97,155
Monster Worldwide, Inc.*	86,300	437,541
Move, Inc.*	29,550	353,123
NIC, Inc.	46,855	897,742
OpenTable, Inc.*	17,300	1,089,554
Perficient, Inc.*	22,700	264,682
QuinStreet, Inc.*	20,000	119,400
RealNetworks, Inc.*	19,625	151,309
Responsys, Inc.*	15,400	136,290
SciQuest, Inc.*	9,700	233,188
SPS Commerce, Inc.*	7,900	337,093
Stamps.com, Inc.*	8,500	212,245
Synacor, Inc.*	18,600	55,614
Travelzoo, Inc.*	11,300	241,481
Trulia, Inc.*	2,600	81,588
United Online, Inc.	72,273	435,806
Unwired Planet, Inc.*	79,841	177,247
ValueClick, Inc.*	62,424	1,844,629
VistaPrint N.V.*	26,300	1,016,758
Vocus, Inc.*	12,900	182,535
Web.com Group, Inc.*	21,000	358,680
WebMD Health Corp.*	36,100	877,952
Yelp, Inc.*	14,400	341,424

		21,857,420

IT Services (2.0%)
Acxiom Corp.*	63,869	1,302,928
CACI International, Inc., Class A*	18,659	1,079,796
Cardtronics, Inc.*	31,600	867,736
Cass Information Systems, Inc.	7,381	310,297
CIBER, Inc.*	46,400	218,080
Computer Task Group, Inc.	600	12,834
Convergys Corp.	77,200	1,314,716
CSG Systems International, Inc.*	33,465	709,123
EPAM Systems, Inc.*	10,800	250,884
Euronet Worldwide, Inc.*	44,426	1,170,181
ExlService Holdings, Inc.*	16,400	539,232
Forrester Research, Inc.	11,280	357,012
Global Cash Access Holdings, Inc.*	40,400	284,820
Hackett Group, Inc.	10,719	48,986
Heartland Payment Systems, Inc.	27,137	894,707
Higher One Holdings, Inc.*	22,500	200,025
iGATE Corp.*	19,000	357,390
Lionbridge Technologies, Inc.*	43,800	169,506
ManTech International Corp., Class A	18,541	498,197
MAXIMUS, Inc.	25,884	2,069,943
MoneyGram International, Inc.*	9,375	169,688
Sapient Corp.*	83,569	1,018,706
ServiceSource International, Inc.*	18,200	128,674
Sykes Enterprises, Inc.*	35,099	560,180
Syntel, Inc.	12,582	849,537
TeleTech Holdings, Inc.*	18,625	395,036
Unisys Corp.*	34,464	784,056
Virtusa Corp.*	13,800	327,888
WEX, Inc.*	28,302	2,221,707

		19,111,865

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Energy Industries, Inc.*	26,403	483,175
Amkor Technology, Inc.*	56,909	227,636
ANADIGICS, Inc.*	48,100	96,200
Applied Micro Circuits Corp.*	44,200	327,964
ATMI, Inc.*	29,870	669,984
Axcelis Technologies, Inc.*	74,300	92,875
Brooks Automation, Inc.	59,550	606,219
Cabot Microelectronics Corp.*	16,920	587,970
Cavium, Inc.*	35,400	1,373,874
CEVA, Inc.*	16,200	252,720
Cirrus Logic, Inc.*	45,967	1,045,749
Cymer, Inc.*	21,598	2,075,568
Diodes, Inc.*	29,708	623,274
Entegris, Inc.*	100,746	993,356
Entropic Communications, Inc.*	62,845	255,779
Exar Corp.*	27,032	283,836
First Solar, Inc.*	42,900	1,156,584
FormFactor, Inc.*	40,395	189,856
GT Advanced Technologies, Inc.*	92,400	303,996
Hittite Microwave Corp.*	21,915	1,327,172
Inphi Corp.*	16,100	168,245
Integrated Device Technology, Inc.*	130,200	972,594
Intermolecular, Inc.*	32,000	326,400
International Rectifier Corp.*	49,300	1,042,695
Intersil Corp., Class A	90,700	789,997
IXYS Corp.	21,000	201,390
Lattice Semiconductor Corp.*	96,400	525,380
LTX-Credence Corp.*	34,700	209,588
MA-COM Technology Solutions Holdings, Inc.*	12,900	207,303
MaxLinear, Inc., Class A*	14,100	87,420
MEMC Electronic Materials, Inc.*	164,300	722,920
Micrel, Inc.	40,675	427,494
Microsemi Corp.*	61,627	1,427,898
MKS Instruments, Inc.	42,872	1,166,118
Monolithic Power Systems, Inc.	31,496	767,558
Nanometrics, Inc.*	13,500	194,805
NVE Corp.*	3,543	199,896
OmniVision Technologies, Inc.*	41,618	573,496
PDF Solutions, Inc.*	1,000	16,020
Peregrine Semiconductor Corp.*	700	6,839
Pericom Semiconductor Corp.*	20,900	142,329
Photronics, Inc.*	35,600	237,808
Power Integrations, Inc.	24,124	1,047,223
Rambus, Inc.*	72,100	404,481
RF Micro Devices, Inc.*	212,846	1,132,341
Rubicon Technology, Inc.*	8,000	52,800
Rudolph Technologies, Inc.*	22,700	267,406
Semtech Corp.*	46,296	1,638,415
Sigma Designs, Inc.*	20,459	99,635
Silicon Image, Inc.*	60,800	295,488
Spansion, Inc., Class A*	36,900	474,903
STR Holdings, Inc.*	19,800	42,966
SunPower Corp.*	30,400	350,816
Tessera Technologies, Inc.	43,710	819,563
TriQuint Semiconductor, Inc.*	125,665	634,608
Ultratech, Inc.*	17,324	684,818
Veeco Instruments, Inc.*	30,694	1,176,501
Volterra Semiconductor Corp.*	19,883	282,339

		32,792,283

Software (3.7%)
Accelrys, Inc.*	31,958	311,910
ACI Worldwide, Inc.*	31,072	1,518,178
Actuate Corp.*	32,803	196,818
Advent Software, Inc.*	27,014	755,581
American Software, Inc., Class A	5,690	47,341
Aspen Technology, Inc.*	66,700	2,153,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AVG Technologies N.V.*	13,000	$180,960
Blackbaud, Inc.	32,187	953,701
Bottomline Technologies (de), Inc.*	23,491	669,728
BroadSoft, Inc.*	16,600	439,402
CommVault Systems, Inc.*	32,214	2,640,904
Comverse, Inc.*	15,600	437,424
Ebix, Inc.	18,849	305,731
Ellie Mae, Inc.*	15,400	370,370
EPIQ Systems, Inc.	22,400	314,272
Fair Isaac Corp.	25,627	1,170,898
FalconStor Software, Inc.*	43,609	116,872
FleetMatics Group plc*	1,800	43,650
Guidewire Software, Inc.*	13,800	530,472
Imperva, Inc.*	4,400	169,400
Infoblox, Inc.*	7,900	171,430
Interactive Intelligence Group, Inc.*	10,000	443,500
Jive Software, Inc.*	12,990	197,448
Manhattan Associates, Inc.*	14,850	1,103,206
Mentor Graphics Corp.	69,118	1,247,580
MicroStrategy, Inc., Class A*	6,309	637,714
Monotype Imaging Holdings, Inc.	26,300	624,625
NetScout Systems, Inc.*	27,454	674,545
Pegasystems, Inc.	10,425	292,734
Progress Software Corp.*	44,177	1,006,352
Proofpoint, Inc.*	13,300	224,238
PROS Holdings, Inc.*	14,900	404,833
PTC, Inc.*	92,645	2,361,521
QLIK Technologies, Inc.*	60,800	1,570,464
Qualys, Inc.*	2,200	27,148
RealPage, Inc.*	22,300	461,833
Sourcefire, Inc.*	20,346	1,205,094
SS&C Technologies Holdings, Inc.*	24,100	722,518
Synchronoss Technologies, Inc.*	16,634	516,153
Take-Two Interactive Software, Inc.*	53,356	861,699
Tangoe, Inc.*	21,200	262,668
TiVo, Inc.*	92,067	1,140,710
Tyler Technologies, Inc.*	23,277	1,425,949
Ultimate Software Group, Inc.*	18,170	1,892,587
VASCO Data Security International, Inc.*	19,200	162,048
Verint Systems, Inc.*	35,751	1,306,699
VirnetX Holding Corp.*	28,000	536,760
Websense, Inc.*	30,304	454,560

		35,263,971

Total Information Technology		155,947,419

Materials (5.3%)
Chemicals (2.4%)
A. Schulman, Inc.	21,143	667,273
American Vanguard Corp.	16,000	488,640
Axiall Corp.	50,000	3,108,000
Balchem Corp.	24,885	1,093,447
Calgon Carbon Corp.*	51,138	925,598
Chemtura Corp.*	70,700	1,527,827
Ferro Corp.*	52,173	352,168
Flotek Industries, Inc.*	36,700	600,045
FutureFuel Corp.	21,191	257,470
H.B. Fuller Co.	35,259	1,377,922
Hawkins, Inc.	6,800	271,660
Innophos Holdings, Inc.	14,913	813,653
Innospec, Inc.	17,400	770,472
Koppers Holdings, Inc.	16,713	735,038
Kraton Performance Polymers, Inc.*	23,400	547,560
LSB Industries, Inc.*	14,100	490,398
Minerals Technologies, Inc.	25,850	1,073,033
Olin Corp.	57,903	1,460,314
OM Group, Inc.*	21,487	504,515
OMNOVA Solutions, Inc.*	30,100	230,867
PolyOne Corp.	73,100	1,784,371
Quaker Chemical Corp.	9,100	537,082
Sensient Technologies Corp.	35,525	1,388,672
Stepan Co.	12,488	787,993
Tredegar Corp.	17,129	504,278
Zep, Inc.	14,600	219,146
Zoltek Cos., Inc.*	23,900	285,605

		22,803,047

Construction Materials (0.5%)
Eagle Materials, Inc.	32,700	2,178,801
Headwaters, Inc.*	45,700	498,130
Texas Industries, Inc.*	20,526	1,295,396
United States Lime & Minerals, Inc.*	5,000	265,950

		4,238,277

Containers & Packaging (0.2%)
Berry Plastics Group, Inc.*	20,700	394,335
Boise, Inc.	76,500	662,490
Graphic Packaging Holding Co.*	119,253	893,205
Myers Industries, Inc.	22,900	319,684

		2,269,714

Metals & Mining (1.3%)
AK Steel Holding Corp.	78,700	260,497
AMCOL International Corp.	23,149	698,868
Century Aluminum Co.*	30,291	234,452
Coeur d’Alene Mines Corp.*	65,236	1,230,351
General Moly, Inc.*	74,000	163,540
Globe Specialty Metals, Inc.	49,200	684,864
Gold Resource Corp.	20,900	272,327
Golden Star Resources Ltd.*	162,700	260,320
Haynes International, Inc.	9,533	527,175
Hecla Mining Co.	199,429	787,745
Horsehead Holding Corp.*	32,667	355,417
Kaiser Aluminum Corp.	13,791	891,588
Materion Corp.	19,245	548,483
McEwen Mining, Inc.*	140,400	401,544
Noranda Aluminum Holding Corp.	14,900	66,901
Paramount Gold and Silver Corp.*	70,800	157,884
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	874,200
Schnitzer Steel Industries, Inc., Class A	18,000	479,880
Stillwater Mining Co.*	75,678	978,517
SunCoke Energy, Inc.*	50,910	831,360
U.S. Silica Holdings, Inc.	15,600	367,848
Worthington Industries, Inc.	43,380	1,343,912

		12,417,673

Paper & Forest Products (0.9%)
Buckeye Technologies, Inc.	29,020	869,149
Clearwater Paper Corp.*	21,138	1,113,761
Deltic Timber Corp.	9,253	635,866
KapStone Paper and Packaging Corp.	27,486	764,111
Louisiana-Pacific Corp.*	103,548	2,236,637
Neenah Paper, Inc.	10,700	329,132
P.H. Glatfelter Co.	28,215	659,666
Resolute Forest Products*	57,700	933,586
Schweitzer-Mauduit International, Inc.	22,164	858,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wausau Paper Corp.	35,600	$383,768

		8,784,088

Total Materials		50,512,799

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	57,000	390,450
Atlantic Tele-Network, Inc.	6,800	329,868
Cbeyond, Inc.*	17,908	133,056
Cincinnati Bell, Inc.*	118,537	386,431
Cogent Communications Group, Inc.	39,925	1,054,020
Consolidated Communications Holdings, Inc.	34,117	598,753
General Communication, Inc., Class A*	38,100	349,377
IDT Corp., Class B	7,500	90,450
Iridium Communications, Inc.*	32,000	192,640
Lumos Networks Corp.	13,460	181,441
magicJack VocalTec Ltd.*	12,700	177,800
Neutral Tandem, Inc.	30,573	99,974
Premiere Global Services, Inc.*	58,452	642,387
Towerstream Corp.*	55,200	123,096
Vonage Holdings Corp.*	64,300	185,827

		4,935,570

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	24,900	137,448
Leap Wireless International, Inc.*	44,800	263,872
Shenandoah Telecommunications Co.	21,724	330,857
USA Mobility, Inc.	17,700	234,879

		967,056

Total Telecommunication Services		5,902,626

Utilities (3.3%)
Electric Utilities (1.6%)
ALLETE, Inc.	25,023	1,226,628
Cleco Corp.	46,481	2,186,001
El Paso Electric Co.	30,846	1,037,968
Empire District Electric Co.	30,023	672,515
IDACORP, Inc.	37,108	1,791,203
MGE Energy, Inc.	15,453	856,714
Otter Tail Corp.	22,725	707,657
PNM Resources, Inc.	59,481	1,385,313
Portland General Electric Co.	57,432	1,741,913
UIL Holdings Corp.	39,731	1,572,950
Unitil Corp.	9,800	275,674
UNS Energy Corp.	28,643	1,401,788

		14,856,324

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	7,500	367,875
Laclede Group, Inc.	16,352	698,230
New Jersey Resources Corp.	32,311	1,449,148
Northwest Natural Gas Co.	19,342	847,566
Piedmont Natural Gas Co., Inc.#	55,177	1,814,220
South Jersey Industries, Inc.	20,976	1,166,056
Southwest Gas Corp.	31,836	1,510,937
WGL Holdings, Inc.	38,325	1,690,133

		9,544,165

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	82,830	408,352
Ormat Technologies, Inc.	11,400	235,410

		643,762

Multi-Utilities (0.4%)
Avista Corp.	46,099	1,263,113
Black Hills Corp.	31,219	1,374,885
CH Energy Group, Inc.	10,368	677,963
NorthWestern Corp.	26,578	1,059,399

		4,375,360

Water Utilities (0.2%)
American States Water Co.	16,779	965,967
California Water Service Group	33,500	666,650
SJW Corp.	9,900	262,350

		1,894,967

Total Utilities		31,314,578

Total Common Stocks (99.4%) (Cost $597,674,303)		941,974,439

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	17,664

Total Financials		17,664

Total Corporate Bonds		17,664

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		17,664

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	7,330	953

Total Investments (99.4%) (Cost $597,693,503)		941,993,056
Other Assets Less Liabilities (0.6%)		5,640,654

Net Assets (100%)		$947,633,710

*	Non-income producing.

†	Securities (totaling $9,500 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,285,061.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	46	June-13	$4,199,874	$4,364,940	$165,066

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$130,341,170	$–	$–	$130,341,170
Consumer Staples	34,090,031	–	–	34,090,031
Energy	57,231,905	–	–	57,231,905
Financials	217,647,901	–	–	217,647,901
Health Care	114,555,921	–	9,500	114,565,421
Industrials	144,420,589	–	–	144,420,589
Information Technology	155,947,419	–	–	155,947,419
Materials	50,512,799	–	–	50,512,799
Telecommunication Services	5,902,626	–	–	5,902,626
Utilities	31,314,578	–	–	31,314,578
Corporate Bonds
Financials	–	17,664	–	17,664
Futures	165,066	–	–	165,066
Warrants
Energy	–	953	–	953

Total Assets	$942,130,005	$18,617	$9,500	$942,158,122

Total Liabilities	$–	$–	$–	$–

Total	$942,130,005	$18,617	$9,500	$942,158,122

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks – Health Care	Investments in Common Stocks – Materials††
Balance as of 12/31/12	$9,500	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers in and/or out of Level 3	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/13	$9,500	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$—

††	Security held with $0 market value.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,622,860
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,918,664

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390,452,234
Aggregate gross unrealized depreciation	(51,841,357)

Net unrealized appreciation	$338,610,877

Federal income tax cost of investments	$603,382,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.4%)
Automobiles (0.3%)
Harley-Davidson, Inc.	64,000	$3,411,200

Hotels, Restaurants & Leisure (5.1%)
Carnival plc	135,783	4,753,509
Chipotle Mexican Grill, Inc.*	27,500	8,961,425
Las Vegas Sands Corp.	200,300	11,286,905
Marriott International, Inc., Class A	104,809	4,426,084
MGM Resorts International*	92,700	1,219,005
Starbucks Corp.	219,100	12,479,936
Starwood Hotels & Resorts Worldwide, Inc.	113,100	7,207,863
Yum! Brands, Inc.	23,300	1,676,202

		52,010,929

Household Durables (1.0%)
D.R. Horton, Inc.	204,900	4,979,070
Lennar Corp., Class A	119,700	4,965,156

		9,944,226

Internet & Catalog Retail (7.8%)
Amazon.com, Inc.*	168,500	44,903,565
Netflix, Inc.*	32,500	6,155,825
priceline.com, Inc.*	33,200	22,839,276
TripAdvisor, Inc.*	94,700	4,973,644

		78,872,310

Media (1.7%)
Charter Communications, Inc., Class A*	27,800	2,896,204
Discovery Communications, Inc., Class A*	13,200	1,039,368
Discovery Communications, Inc., Class C*	50,000	3,477,000
News Corp., Class A	116,400	3,552,528
Walt Disney Co.	113,800	6,463,840

		17,428,940

Multiline Retail (0.3%)
Dollar Tree, Inc.*	60,200	2,915,486

Specialty Retail (4.5%)
AutoZone, Inc.*	22,800	9,046,356
CarMax, Inc.*	154,700	6,450,990
Home Depot, Inc.	218,500	15,246,930
Lowe’s Cos., Inc.	151,400	5,741,088
Ross Stores, Inc.	78,100	4,734,422
Tractor Supply Co.	38,700	4,029,831

		45,249,617

Textiles, Apparel & Luxury Goods (2.7%)
Fossil, Inc.*	61,560	5,946,696
Lululemon Athletica, Inc.*	78,600	4,900,710
NIKE, Inc., Class B	97,800	5,771,178
Prada S.p.A.	428,000	4,355,785
PVH Corp.	29,800	3,182,938
Ralph Lauren Corp.	18,800	3,183,028

		27,340,335

Total Consumer Discretionary		237,173,043

Consumer Staples (6.5%)
Beverages (1.7%)
Anheuser-Busch InBev N.V.	43,474	4,304,922
Coca-Cola Co.	145,900	5,900,196
Monster Beverage Corp.*	75,600	3,609,144
Pernod-Ricard S.A.	26,217	3,266,865

		17,081,127

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	72,000	7,639,920
CVS Caremark Corp.	204,000	11,217,960
Whole Foods Market, Inc.	91,300	7,920,275

		26,778,155

Food Products (0.6%)
Green Mountain Coffee Roasters, Inc.*	22,100	1,254,396
Nestle S.A. (Registered)	60,388	4,367,045

		5,621,441

Household Products (1.1%)
Colgate-Palmolive Co.	41,400	4,886,442
Procter & Gamble Co.	77,300	5,956,738

		10,843,180

Tobacco (0.5%)
Philip Morris International, Inc.	54,800	5,080,508

Total Consumer Staples		65,404,411

Energy (6.1%)
Energy Equipment & Services (1.4%)
FMC Technologies, Inc.*	129,200	7,027,188
Schlumberger Ltd.	94,900	7,107,061

		14,134,249

Oil, Gas & Consumable Fuels (4.7%)
Cabot Oil & Gas Corp.	37,000	2,501,570
Cimarex Energy Co.	41,100	3,100,584
EOG Resources, Inc.	57,200	7,325,604
EQT Corp.	78,900	5,345,475
Phillips 66	95,800	6,703,126
Pioneer Natural Resources Co.	50,800	6,311,900
Range Resources Corp.	118,200	9,578,928
Williams Cos., Inc.	177,300	6,641,658

		47,508,845

Total Energy		61,643,094

Financials (6.2%)
Capital Markets (1.8%)
Franklin Resources, Inc.	66,800	10,074,108
Invesco Ltd.	280,300	8,117,488

		18,191,596

Commercial Banks (0.3%)
U.S. Bancorp	102,200	3,467,646

Consumer Finance (1.3%)
American Express Co.	193,400	13,046,764

Diversified Financial Services (0.7%)
IntercontinentalExchange, Inc.*	22,100	3,603,847
JPMorgan Chase & Co.	71,400	3,388,644

		6,992,491

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp. (REIT)	269,000	20,691,480

Total Financials		62,389,977

Health Care (11.9%)
Biotechnology (5.7%)
Alexion Pharmaceuticals, Inc.*	63,900	5,887,746
Biogen Idec, Inc.*	63,400	12,230,494
Celgene Corp.*	77,700	9,006,207
Gilead Sciences, Inc.*	434,700	21,269,871
Onyx Pharmaceuticals, Inc.*	28,400	2,523,624
Pharmacyclics, Inc.*	35,900	2,886,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Regeneron Pharmaceuticals, Inc.*	20,300	$3,580,920

		57,385,581

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	50,800	3,690,112
Edwards Lifesciences Corp.*	54,350	4,465,396
IDEXX Laboratories, Inc.*	40,200	3,714,078
Stryker Corp.	70,800	4,618,992

		16,488,578

Health Care Providers & Services (2.7%)
Catamaran Corp.*	86,218	4,572,141
Express Scripts Holding Co.*	35,100	2,023,515
HCA Holdings, Inc.	73,400	2,982,242
McKesson Corp.	115,000	12,415,400
UnitedHealth Group, Inc.	89,300	5,108,853

		27,102,151

Pharmaceuticals (1.9%)
Allergan, Inc.	51,200	5,715,456
Novo Nordisk A/S, Class B	31,869	5,177,808
Valeant Pharmaceuticals
International, Inc.*	98,100	7,359,462
Zoetis, Inc.*	22,300	744,820

		18,997,546

Total Health Care		119,973,856

Industrials (12.1%)
Aerospace & Defense (2.3%)
Boeing Co.	72,600	6,232,710
Precision Castparts Corp.	87,800	16,648,636

		22,881,346

Air Freight & Logistics (1.3%)
FedEx Corp.	63,800	6,265,160
United Parcel Service, Inc., Class B	86,000	7,387,400

		13,652,560

Airlines (0.4%)
United Continental Holdings, Inc.*	130,100	4,164,501

Electrical Equipment (1.2%)
Babcock & Wilcox Co.	45,450	1,291,234
Roper Industries, Inc.	83,500	10,630,385

		11,921,619

Industrial Conglomerates (2.3%)
Danaher Corp.	376,200	23,380,830

Professional Services (0.3%)
IHS, Inc., Class A*	32,300	3,382,456

Road & Rail (2.7%)
J.B. Hunt Transport Services, Inc.	69,900	5,206,152
Kansas City Southern	111,600	12,376,440
Union Pacific Corp.	65,000	9,256,650

		26,839,242

Trading Companies & Distributors (1.6%)
Fastenal Co.	270,900	13,910,715
W.W. Grainger, Inc.	12,300	2,767,254

		16,677,969

Total Industrials		122,900,523

Information Technology (27.0%)
Communications Equipment (3.0%)
Juniper Networks, Inc.*	331,500	6,146,010
QUALCOMM, Inc.	358,100	23,974,795

		30,120,805

Computers & Peripherals (1.9%)
Apple, Inc.	42,600	18,856,038

Electronic Equipment, Instruments & Components (0.2%)
Trimble Navigation Ltd.*	81,200	2,432,752

Internet Software & Services (10.4%)
Akamai Technologies, Inc.*	109,400	3,860,726
Baidu, Inc. (ADR)*	52,100	4,569,170
eBay, Inc.*	463,600	25,136,392
Facebook, Inc., Class A*	226,100	5,783,638
Google, Inc., Class A*	68,700	54,549,861
LinkedIn Corp., Class A*	54,800	9,648,088
Tencent Holdings Ltd.	68,200	2,168,329

		105,716,204

IT Services (7.6%)
Accenture plc, Class A	137,300	10,430,681
Alliance Data Systems Corp.*	22,400	3,626,336
Cognizant Technology Solutions Corp., Class A*	82,300	6,305,003
Fiserv, Inc.*	46,400	4,075,312
Mastercard, Inc., Class A	56,500	30,573,845
Visa, Inc., Class A	128,800	21,875,392

		76,886,569

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp., Class A	153,400	5,318,378
Samsung Electronics Co., Ltd. (GDR)(m)	10,881	7,312,032

		12,630,410

Software (2.7%)
Autodesk, Inc.*	82,400	3,398,176
NetSuite, Inc.*	20,600	1,649,236
Nuance Communications, Inc.*	116,700	2,355,006
Red Hat, Inc.*	146,200	7,391,872
Salesforce.com, Inc.*	68,000	12,160,440

		26,954,730

Total Information Technology		273,597,508

Materials (3.3%)
Chemicals (3.3%)
Ecolab, Inc.	83,900	6,727,102
Praxair, Inc.	144,100	16,072,914
Sherwin-Williams Co.	65,200	11,011,628

Total Materials		33,811,644

Telecommunication Services (2.9%)
Wireless Telecommunication Services (2.9%)
Crown Castle International Corp.*	382,800	26,658,192
SBA Communications Corp., Class A*	34,600	2,491,892

Total Telecommunication Services		29,150,084

Total Investments (99.4%) (Cost $681,921,642)		1,006,044,140
Other Assets Less Liabilities (0.6%)		5,791,633

Net Assets (100%)		$1,011,835,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $7,312,032 or 0.7% of net assets.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$228,063,749	$9,109,294	$—	$237,173,043
Consumer Staples	53,465,579	11,938,832	—	65,404,411
Energy	61,643,094	—	—	61,643,094
Financials	62,389,977	—	—	62,389,977
Health Care	114,796,048	5,177,808	—	119,973,856
Industrials	122,900,523	—	—	122,900,523
Information Technology	264,117,147	9,480,361	—	273,597,508
Materials	33,811,644	—	—	33,811,644
Telecommunication Services	29,150,084	—	—	29,150,084

Total Assets	$970,337,845	$35,706,295	$—	$1,006,044,140

Total Liabilities	$—	$—	$—	$—

Total	$970,337,845	$35,706,295	$—	$1,006,044,140

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government securities	$127,276,947
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government securities	$120,975,837

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$328,736,401
Aggregate gross unrealized depreciation	(6,055,540)

Net unrealized appreciation	$322,680,861

Federal income tax cost of investments	$683,363,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.9%)
Aisin Seiki Co., Ltd.	1,700	$62,214
BorgWarner, Inc.*	951	73,550
Bridgestone Corp.	5,700	190,737
Cie Generale des Etablissements Michelin	42,332	3,540,679
Continental AG	944	112,863
Delphi Automotive plc	2,473	109,801
Denso Corp.	4,200	177,352
GKN plc	14,268	57,342
Goodyear Tire & Rubber Co.*	2,016	25,422
Hyundai Mobis	6,859	1,917,265
Johnson Controls, Inc.	5,768	202,284
Koito Manufacturing Co., Ltd.	1,000	17,156
NGK Spark Plug Co., Ltd.	1,000	15,265
NHK Spring Co., Ltd.	1,400	14,560
NOK Corp.	900	12,936
Nokian Renkaat Oyj	958	42,612
Pirelli & C. S.p.A.	2,049	21,498
Stanley Electric Co., Ltd.	1,100	18,965
Sumitomo Rubber Industries Ltd.	1,400	23,349
Toyoda Gosei Co., Ltd.	600	14,348
Toyota Boshoku Corp.	700	9,845
Toyota Industries Corp.	1,400	51,235

		6,711,278

Automobiles (1.5%)
Bayerische Motoren Werke (BMW) AG	2,859	246,678
Bayerische Motoren Werke (BMW) AG (Preference)	448	28,619
Daihatsu Motor Co., Ltd.	2,000	41,387
Daimler AG	7,830	426,016
Fiat S.p.A.*	7,802	41,504
Ford Motor Co.	33,010	434,082
Fuji Heavy Industries Ltd.	5,000	78,823
Harley-Davidson, Inc.	1,950	103,935
Honda Motor Co., Ltd.	14,000	535,401
Isuzu Motors Ltd.	10,000	60,233
Mazda Motor Corp.*	23,100	67,483
Mitsubishi Motors Corp.*	34,000	35,396
Nissan Motor Co., Ltd.	265,620	2,559,275
Peugeot S.A.*	1,996	14,456
Porsche Automobil Holding SE (Preference)	1,322	96,626
Renault S.A.	1,660	104,000
Suzuki Motor Corp.	3,100	69,123
Toyota Motor Corp.	107,830	5,526,953
Volkswagen AG	254	47,780
Volkswagen AG (Preference)	1,249	248,160
Yamaha Motor Co., Ltd.	2,400	32,277

		10,798,207

Distributors (0.0%)
Genuine Parts Co.	1,305	101,790
Jardine Cycle & Carriage Ltd.	1,000	41,222
Li & Fung Ltd.	50,000	68,921

		211,933

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	909	15,808
Benesse Holdings, Inc.	600	25,495
H&R Block, Inc.	2,258	66,430

		107,733

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,276	44,326
Carnival Corp.	3,725	127,768
Carnival plc	1,569	54,928
Chipotle Mexican Grill, Inc.*	269	87,659
Compass Group plc	16,021	204,604
Crown Ltd.	3,470	44,437
Darden Restaurants, Inc.	1,066	55,091
Echo Entertainment Group Ltd.	6,438	23,326
Flight Centre Ltd.	462	16,162
Galaxy Entertainment Group Ltd.*	18,000	75,130
Genting Singapore plc	52,942	63,811
InterContinental Hotels Group plc	2,349	71,634
International Game Technology	2,079	34,304
Marriott International, Inc., Class A	2,106	88,936
McDonald’s Corp.	8,439	841,284
McDonald’s Holdings Co. Japan Ltd.	573	15,424
MGM China Holdings Ltd.	8,400	17,963
OPAP S.A.	2,171	17,143
Oriental Land Co., Ltd.	400	65,438
Sands China Ltd.	20,796	107,830
Shangri-La Asia Ltd.	13,000	25,456
SJM Holdings Ltd.	17,000	42,442
SKYCITY Entertainment Group Ltd.	4,996	18,434
Sodexo S.A.	816	76,043
Starbucks Corp.	6,335	360,842
Starwood Hotels & Resorts Worldwide, Inc.	1,670	106,429
Tabcorp Holdings Ltd.	6,400	21,523
Tatts Group Ltd.	11,657	38,473
TUI Travel plc	3,893	19,260
Whitbread plc	1,541	60,129
Wyndham Worldwide Corp.	1,153	74,345
Wynn Macau Ltd.*	13,600	36,091
Wynn Resorts Ltd.	668	83,607
Yum! Brands, Inc.	3,792	272,797

		3,293,069

Household Durables (0.1%)
Casio Computer Co., Ltd.	1,800	14,016
D.R. Horton, Inc.	2,319	56,352
Electrolux AB	2,072	52,718
Garmin Ltd.	913	30,165
Harman International Industries, Inc.	576	25,707
Husqvarna AB, Class B*	3,493	20,615
Leggett & Platt, Inc.	1,213	40,975
Lennar Corp., Class A	1,333	55,293
Newell Rubbermaid, Inc.	2,412	62,953
Panasonic Corp.*	19,100	142,842
PulteGroup, Inc.*	2,790	56,469
Rinnai Corp.	300	21,320
Sekisui Chemical Co., Ltd.	4,000	44,022
Sekisui House Ltd.	5,000	67,722
Sharp Corp.*	9,000	25,623
Sony Corp.	8,700	150,183
Whirlpool Corp.	641	75,933

		942,908

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,061	815,726
Expedia, Inc.	816	48,968
Netflix, Inc.*	458	86,750
priceline.com, Inc.*	422	290,306
Rakuten, Inc.	6,300	64,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TripAdvisor, Inc.*	974	$51,155

		1,357,220

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,009	44,335
Mattel, Inc.	2,894	126,728
Namco Bandai Holdings, Inc.	1,600	28,215
Nikon Corp.	3,000	70,271
Sankyo Co., Ltd.	400	18,697
Sega Sammy Holdings, Inc.	1,800	36,044
Shimano, Inc.	600	48,951
Yamaha Corp.	1,400	13,564

		386,805

Media (3.2%)
Axel Springer AG	343	14,863
British Sky Broadcasting Group plc	9,437	126,614
Cablevision Systems Corp. - New York Group, Class A	1,930	28,873
CBS Corp., Class B	4,981	232,563
Comcast Corp. (NASDAQ), Class A	141,070	5,589,193
Comcast Corp., Class A	22,260	935,143
Dentsu, Inc.	1,561	46,398
DIRECTV*	4,809	272,237
Discovery Communications, Inc., Class A*	2,064	162,519
Eutelsat Communications S.A.	1,148	40,475
Gannett Co., Inc.	1,990	43,521
Hakuhodo DY Holdings, Inc.	200	15,340
Interpublic Group of Cos., Inc.	3,694	48,133
ITV plc	32,020	62,957
J.C. Decaux S.A.	526	14,416
Jupiter Telecommunications Co., Ltd.	18	23,577
Kabel Deutschland Holding AG	780	71,969
Lagardere S.C.A.	1,023	37,668
News Corp., Class A	131,688	4,019,118
Omnicom Group, Inc.	2,178	128,284
Pearson plc	7,065	127,101
ProSiebenSat.1 Media AG (Preference)	753	26,882
Publicis Groupe S.A.	1,537	103,061
Reed Elsevier N.V.	122,591	2,100,220
Reed Elsevier plc	10,544	125,125
Scripps Networks Interactive, Inc., Class A	755	48,577
SES S.A. (FDR)	2,576	80,735
Singapore Press Holdings Ltd.	14,000	50,566
Telenet Group Holding N.V.	499	24,677
Time Warner Cable, Inc.	41,275	3,964,876
Time Warner, Inc.	42,655	2,457,781
Toho Co., Ltd.	1,000	20,864
Viacom, Inc., Class B	3,868	238,153
Walt Disney Co.	41,605	2,363,164
Washington Post Co., Class B	45	20,115
Wolters Kluwer N.V.	2,622	57,255
WPP plc	10,906	173,831

		23,896,844

Multiline Retail (0.8%)
Dollar General Corp.*	2,545	128,726
Dollar Tree, Inc.*	1,920	92,986
Don Quijote Co., Ltd.	500	22,122
Family Dollar Stores, Inc.	812	47,949
Harvey Norman Holdings Ltd.	5,254	14,934
Isetan Mitsukoshi Holdings Ltd.	3,100	44,622
J. Front Retailing Co., Ltd.	4,000	31,104
J.C. Penney Co., Inc.*	1,194	18,041
Kohl’s Corp.	1,806	83,311
Macy’s, Inc.	45,698	1,912,004
Marks & Spencer Group plc	13,873	82,209
Marui Group Co., Ltd.	1,900	19,639
Next plc	1,403	93,074
Nordstrom, Inc.	1,224	67,601
PPR S.A.	657	144,349
Takashimaya Co., Ltd.	2,000	19,759
Target Corp.	46,351	3,172,726

		5,995,156

Specialty Retail (1.7%)
ABC-Mart, Inc.	200	7,617
Abercrombie & Fitch Co., Class A	39,383	1,819,495
AutoNation, Inc.*	291	12,731
AutoZone, Inc.*	303	120,221
Bed Bath & Beyond, Inc.*	1,905	122,720
Best Buy Co., Inc.	2,352	52,097
CarMax, Inc.*	1,872	78,062
Fast Retailing Co., Ltd.	500	158,974
GameStop Corp., Class A	1,078	30,152
Gap, Inc.	2,495	88,323
Hennes & Mauritz AB, Class B	8,068	288,472
Home Depot, Inc.	41,365	2,886,450
Inditex S.A.	12,830	1,700,530
Kingfisher plc	884,514	3,867,959
L Brands, Inc.	1,965	87,757
Lowe’s Cos., Inc.	9,401	356,486
Nitori Holdings Co., Ltd.	300	23,105
O’Reilly Automotive, Inc.*	940	96,397
PetSmart, Inc.	905	56,201
Ross Stores, Inc.	1,853	112,329
Sanrio Co., Ltd.	400	17,698
Shimamura Co., Ltd.	200	23,328
Staples, Inc.	5,552	74,563
Tiffany & Co.	967	67,245
TJX Cos., Inc.	6,143	287,185
Urban Outfitters, Inc.*	906	35,099
USS Co., Ltd.	190	21,799
Yamada Denki Co., Ltd.	750	34,259

		12,527,254

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,806	187,378
Asics Corp.	1,200	19,733
Burberry Group plc	3,790	76,533
Christian Dior S.A.	471	78,125
Cie Financiere Richemont S.A., Class A	4,508	353,783
Coach, Inc.	2,348	117,377
Fossil, Inc.*	438	42,311
Hugo Boss AG	209	23,420
Luxottica Group S.p.A.	1,409	70,638
LVMH Moet Hennessy Louis Vuitton S.A	2,194	376,578
NIKE, Inc., Class B	6,128	361,613
PVH Corp.	655	69,961
Ralph Lauren Corp.	508	86,009
Swatch Group AG	266	154,674
Swatch Group AG (Registered)	373	37,858
VF Corp.	746	125,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	6,500	$21,185

		2,202,317

Total Consumer Discretionary		68,430,724

Consumer Staples (5.5%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	6,903	683,555
Asahi Group Holdings Ltd.	3,400	81,230
Beam, Inc.	1,349	85,715
Brown-Forman Corp., Class B	1,284	91,678
Carlsberg A/S, Class B	923	89,818
Coca Cola Hellenic Bottling Co. S.A.*	1,740	46,616
Coca-Cola Amatil Ltd.	4,928	74,807
Coca-Cola Co.	32,269	1,304,958
Coca-Cola Enterprises, Inc.	2,177	80,375
Coca-Cola West Co., Ltd.	600	10,440
Constellation Brands, Inc., Class A*	1,231	58,645
Diageo plc	21,626	681,837
Dr. Pepper Snapple Group, Inc.	1,746	81,975
Heineken Holding N.V.	872	55,877
Heineken N.V.	1,989	149,916
Kirin Holdings Co., Ltd.	7,000	112,360
Molson Coors Brewing Co., Class B	1,306	63,903
Monster Beverage Corp.*	1,185	56,572
PepsiCo, Inc.	13,018	1,029,854
Pernod-Ricard S.A.	1,830	228,034
Remy Cointreau S.A.	192	22,190
SABMiller plc	8,249	434,176
Treasury Wine Estates Ltd.	5,506	32,618

		5,557,149

Food & Staples Retailing (2.5%)
Aeon Co., Ltd.	5,200	67,172
Carrefour S.A.	5,175	141,660
Casino Guichard Perrachon S.A.	479	50,336
Colruyt S.A.	650	31,433
Costco Wholesale Corp.	3,667	389,105
CVS Caremark Corp.	116,832	6,424,592
Delhaize Group S.A.	891	48,603
Distribuidora Internacional de Alimentacion S.A	5,131	35,490
FamilyMart Co., Ltd.	500	22,813
J Sainsbury plc	10,576	60,824
Jeronimo Martins SGPS S.A	1,904	37,086
Kesko Oyj, Class B	495	15,463
Koninklijke Ahold N.V.	8,676	132,956
Kroger Co.	4,303	142,601
Lawson, Inc.	500	38,349
Metcash Ltd.	7,502	32,336
Metro AG	1,120	31,843
Olam International Ltd.	14,000	19,414
Safeway, Inc.	2,004	52,805
Seven & I Holdings Co., Ltd.	6,500	215,090
Sysco Corp.	4,994	175,639
Tesco plc	758,085	4,394,969
Walgreen Co.	84,376	4,023,048
Wal-Mart Stores, Inc.	14,065	1,052,484
Wesfarmers Ltd.	8,695	363,923
Whole Foods Market, Inc.	1,445	125,354
WM Morrison Supermarkets plc	19,573	82,142
Woolworths Ltd.	10,601	372,948

		18,580,478

Food Products (1.2%)
Ajinomoto Co., Inc.	6,000	88,022
Archer-Daniels-Midland Co.	5,524	186,324
Aryzta AG*	754	44,519
Associated British Foods plc	3,077	88,878
Barry Callebaut AG*	16	15,430
Calbee, Inc.	100	7,872
Campbell Soup Co.	1,515	68,720
ConAgra Foods, Inc.	3,480	124,619
D.E Master Blenders 1753 N.V.*	4,302	66,450
Danone S.A.	4,994	347,477
Dean Foods Co.*	1,520	27,558
General Mills, Inc.	5,401	266,323
Golden Agri-Resources Ltd.	65,244	30,509
H.J. Heinz Co.	2,671	193,033
Hershey Co.	1,283	112,301
Hormel Foods Corp.	1,147	47,394
J.M. Smucker Co.	893	88,550
Kellogg Co.	2,104	135,561
Kerry Group plc, Class A	1,268	75,556
Kikkoman Corp.	1,000	17,422
Kraft Foods Group, Inc.	4,950	255,073
Lindt & Spruengli AG*	7	26,937
Lindt & Spruengli AG (Registered)*	1	45,128
McCormick & Co., Inc. (Non-Voting)	1,101	80,979
Mead Johnson Nutrition Co.	1,688	130,736
MEIJI Holdings Co., Ltd.	569	26,022
Mondelez International, Inc., Class A	15,029	460,038
Nestle S.A.	56,237	4,066,860
Nippon Meat Packers, Inc.	1,000	16,115
Nisshin Seifun Group, Inc.	1,500	19,759
Nissin Foods Holdings Co., Ltd.	500	22,919
Orkla ASA	6,678	53,394
Suedzucker AG	694	29,312
Tate & Lyle plc	4,041	52,191
Toyo Suisan Kaisha Ltd.	1,000	30,807
Tyson Foods, Inc., Class A	2,468	61,256
Unilever N.V. (CVA)	14,071	576,369
Unilever plc	11,090	469,123
Wilmar International Ltd.	17,000	47,285
Yakult Honsha Co., Ltd.	800	32,209
Yamazaki Baking Co., Ltd.	1,000	13,173

		8,548,203

Household Products (0.5%)
Clorox Co.	1,098	97,206
Colgate-Palmolive Co.	3,686	435,058
Henkel AG & Co. KGaA	1,120	88,437
Henkel AG & Co. KGaA (Preference)	1,538	148,039
Kimberly-Clark Corp.	3,244	317,847
Procter & Gamble Co.	23,013	1,773,382
Reckitt Benckiser Group plc	5,623	403,100
Svenska Cellulosa AB, Class B*	4,997	128,825
Unicharm Corp.	1,000	57,046

		3,448,940

Personal Products (0.1%)
Avon Products, Inc.	3,552	73,633
Beiersdorf AG	869	80,247
Estee Lauder Cos., Inc., Class A	2,021	129,405
Kao Corp.	4,400	142,094
L’Oreal S.A.	2,077	329,339
Shiseido Co., Ltd.	3,100	43,371

		798,089

Tobacco (0.5%)
Altria Group, Inc.	16,862	579,884
British American Tobacco plc	16,728	896,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Imperial Tobacco Group plc	8,571	$299,403
Japan Tobacco, Inc.	9,500	303,261
Lorillard, Inc.	3,222	130,008
Philip Morris International, Inc.	13,877	1,286,537
Reynolds American, Inc.	2,687	119,545
Swedish Match AB	1,771	54,979

		3,670,087

Total Consumer Staples		40,602,946

Energy (8.4%)
Energy Equipment & Services (2.1%)
Aker Solutions ASA	1,416	26,328
AMEC plc	2,636	42,296
Baker Hughes, Inc.	81,607	3,787,381
Cameron International Corp.*	2,114	137,833
Cie Generale de Geophysique-Veritas*	1,369	30,833
Diamond Offshore Drilling, Inc.	575	39,997
Ensco plc, Class A	1,952	117,120
FMC Technologies, Inc.*	1,987	108,073
Fugro N.V. (CVA)	598	33,099
Halliburton Co.	90,525	3,658,115
Helmerich & Payne, Inc.	877	53,234
Nabors Industries Ltd.	2,362	38,312
National Oilwell Varco, Inc.	3,569	252,507
Noble Corp.	98,784	3,768,610
Petrofac Ltd.	2,240	48,773
Rowan Cos., plc, Class A*	1,046	36,986
Saipem S.p.A.	2,286	70,298
SBM Offshore N.V.*	124,459	2,059,633
Schlumberger Ltd.	11,179	837,195
Seadrill Ltd.	3,043	110,295
Subsea 7 S.A.	2,431	56,813
Technip S.A.	857	87,862
Tenaris S.A.	4,076	82,813
Transocean Ltd.*	3,094	160,452
WorleyParsons Ltd.	1,776	45,654

		15,690,512

Oil, Gas & Consumable Fuels (6.3%)
Anadarko Petroleum Corp.	4,242	370,963
Apache Corp.	3,266	252,005
BG Group plc	29,339	503,299
BP plc	830,366	5,802,556
Cabot Oil & Gas Corp.	1,808	122,239
Caltex Australia Ltd.	1,163	25,852
Chesapeake Energy Corp.	53,643	1,094,854
Chevron Corp.	49,627	5,896,680
China Shenhua Energy Co., Ltd., Class H	221,000	802,855
ConocoPhillips Co.	10,276	617,588
CONSOL Energy, Inc.	1,870	62,925
Cosmo Oil Co., Ltd.*	5,000	10,517
Delek Group Ltd.	44	12,350
Denbury Resources, Inc.*	3,057	57,013
Devon Energy Corp.	3,148	177,610
Eni S.p.A.	176,510	3,966,326
EOG Resources, Inc.	2,269	290,591
EQT Corp.	1,238	83,874
Exxon Mobil Corp.	37,718	3,398,769
Galp Energia SGPS S.A., Class B	2,301	36,043
Hess Corp.	2,531	181,245
Idemitsu Kosan Co., Ltd.	200	17,358
INPEX Corp.	19	101,726
Japan Petroleum Exploration Co.	300	11,776
JX Holdings, Inc.	19,394	108,574
Kinder Morgan, Inc.	5,294	204,772
Lundin Petroleum AB*	1,922	41,587
Marathon Oil Corp.	6,026	203,197
Marathon Petroleum Corp.	2,813	252,045
Murphy Oil Corp.	1,509	96,169
Neste Oil Oyj*	1,114	15,708
Newfield Exploration Co.*	1,109	24,864
Noble Energy, Inc.	1,502	173,721
Occidental Petroleum Corp.	6,778	531,192
OMV AG	1,298	55,198
Origin Energy Ltd.	9,380	129,692
Peabody Energy Corp.	2,245	47,482
Petroleo Brasileiro S.A. (ADR)	69,790	1,266,688
Phillips 66	5,246	367,063
Pioneer Natural Resources Co.	1,114	138,414
QEP Resources, Inc.	1,463	46,582
Range Resources Corp.	1,343	108,837
Repsol S.A.	95,855	1,947,517
Royal Dutch Shell plc, Class A	31,974	1,034,330
Royal Dutch Shell plc, Class B	175,517	5,827,161
Santos Ltd.	8,158	105,577
Showa Shell Sekiyu KK	1,500	10,596
Southwestern Energy Co.*	2,994	111,556
Spectra Energy Corp.	5,687	174,875
Statoil ASA	101,196	2,446,411
Talisman Energy, Inc.	78,900	964,648
Tesoro Corp.	1,182	69,206
TonenGeneral Sekiyu KK	2,000	19,780
Total S.A.	114,539	5,484,529
Tullow Oil plc	7,819	146,250
Valero Energy Corp.	4,710	214,258
Whitehaven Coal Ltd.	3,721	8,213
Williams Cos., Inc.	5,775	216,331
Woodside Petroleum Ltd.	5,652	210,786
WPX Energy, Inc.*	1,660	26,593

		46,727,416

Total Energy		62,417,928

Financials (15.9%)
Capital Markets (2.0%)
3i Group plc	8,440	40,524
Aberdeen Asset Management plc	7,415	48,357
Ameriprise Financial, Inc.	1,694	124,763
Bank of New York Mellon Corp.	92,107	2,578,075
BlackRock, Inc.	1,053	270,495
Charles Schwab Corp.	9,354	165,472
Credit Suisse Group AG*	182,370	4,785,460
Daiwa Securities Group, Inc.	14,500	101,971
Deutsche Bank AG	8,032	313,147
E*TRADE Financial Corp.*	2,119	22,694
Franklin Resources, Inc.	1,157	174,487
Goldman Sachs Group, Inc.	3,678	541,218
Hargreaves Lansdown plc	2,013	26,549
ICAP plc	4,751	20,964
Invesco Ltd.	3,640	105,414
Investec plc	4,602	32,096
Julius Baer Group Ltd.*	1,839	71,503
Legg Mason, Inc.	904	29,064
Macquarie Group Ltd.	2,754	106,521
Mediobanca S.p.A.	4,491	22,854
Morgan Stanley	112,581	2,474,530
Nomura Holdings, Inc.	31,400	193,467
Northern Trust Corp.	1,832	99,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Partners Group Holding AG	148	$36,528
Ratos AB, Class B	1,661	17,549
SBI Holdings, Inc.	1,750	15,430
Schroders plc	976	31,261
State Street Corp.	3,817	225,547
T. Rowe Price Group, Inc.	2,149	160,896
UBS AG*	104,341	1,599,243

		14,436,033

Commercial Banks (6.3%)
Aozora Bank Ltd.	7,000	19,706
Australia & New Zealand Banking Group Ltd.	23,365	694,034
Banca Monte dei Paschi di Siena S.p.A.*	58,355	13,838
Banco Bilbao Vizcaya Argentaria S.A.	46,860	406,236
Banco de Sabadell S.A.*	24,795	45,514
Banco Espirito Santo S.A.*	18,026	18,462
Banco Popolare S.c.a.r.l.*	15,238	19,211
Banco Popular Espanol S.A.	45,357	33,605
Banco Santander S.A.	90,044	605,047
Bank Hapoalim B.M.*	9,119	41,315
Bank Leumi Le-Israel B.M.*	10,767	37,948
Bank of East Asia Ltd.	11,600	45,727
Bank of Kyoto Ltd.	3,000	29,288
Bank of Yokohama Ltd.	11,000	63,568
Bankia S.A.*	8,778	1,857
Banque Cantonale Vaudoise	26	14,516
Barclays plc	100,160	443,096
BB&T Corp.	5,957	186,990
Bendigo and Adelaide Bank Ltd.	3,513	37,563
BNP Paribas S.A.	146,297	7,508,733
BOC Hong Kong Holdings Ltd.	32,000	106,769
CaixaBank	8,708	29,469
Chiba Bank Ltd.	7,000	50,268
Chugoku Bank Ltd.	2,000	32,252
Comerica, Inc.	1,537	55,255
Commerzbank AG*	33,101	48,583
Commonwealth Bank of Australia	13,713	970,998
Credit Agricole S.A.*	8,640	71,169
Danske Bank A/S*	5,629	100,649
DBS Group Holdings Ltd.	202,088	2,606,851
DNB ASA	8,451	123,927
Erste Group Bank AG*	1,860	51,810
Fifth Third Bancorp	7,269	118,557
First Horizon National Corp.	2,224	23,752
Fukuoka Financial Group, Inc.	7,000	34,950
Gunma Bank Ltd.	3,000	17,847
Hachijuni Bank Ltd.	3,000	17,879
Hang Seng Bank Ltd.	6,600	105,854
Hiroshima Bank Ltd.	4,000	19,291
HSBC Holdings plc (Hong Kong Exchange)	357,114	3,772,388
HSBC Holdings plc (London Stock Exchange)	157,577	1,681,998
Huntington Bancshares, Inc./Ohio	7,150	52,838
ICICI Bank Ltd. (ADR)	35,980	1,543,542
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	8,230	10,376
Intesa Sanpaolo S.p.A. (Quote MTF Exchange)	1,523,197	2,229,766
Iyo Bank Ltd.	2,000	18,505
Joyo Bank Ltd.	6,000	33,335
KB Financial Group, Inc. (ADR)	62,765	2,073,756
KBC Groep N.V.	92,098	3,172,160
KeyCorp	7,956	79,242
Lloyds Banking Group plc*	6,604,671	4,886,269
M&T Bank Corp.	1,045	107,802
Mitsubishi UFJ Financial Group, Inc.	110,100	659,653
Mizrahi Tefahot Bank Ltd.*	1,185	12,640
Mizuho Financial Group, Inc.	197,424	421,546
National Australia Bank Ltd.	19,553	627,829
Natixis S.A.	7,530	28,590
Nishi-Nippon City Bank Ltd.	6,000	18,484
Nordea Bank AB	22,725	257,361
Oversea-Chinese Banking Corp., Ltd.	22,000	188,898
PNC Financial Services Group, Inc.	4,449	295,859
Raiffeisen Bank International AG	376	12,780
Regions Financial Corp.	11,980	98,116
Resona Holdings, Inc.	16,351	85,980
Royal Bank of Scotland Group plc*	18,073	75,655
Seven Bank Ltd.	4,600	14,758
Shinsei Bank Ltd.	14,000	31,975
Shizuoka Bank Ltd.	5,000	56,249
Skandinaviska Enskilda Banken AB, Class A	12,200	122,533
Societe Generale S.A.*	6,036	198,306
Standard Chartered plc	20,597	533,129
Sumitomo Mitsui Financial Group, Inc.	11,577	472,255
Sumitomo Mitsui Trust Holdings, Inc.	26,860	126,974
SunTrust Banks, Inc.	78,659	2,266,166
Suruga Bank Ltd.	2,000	32,018
Svenska Handelsbanken AB, Class A	4,241	181,249
Swedbank AB, Class A	6,848	155,738
U.S. Bancorp	15,657	531,242
UniCredit S.p.A.*	557,960	2,381,686
Unione di Banche Italiane S.c.p.A.	7,829	28,842
United Overseas Bank Ltd.	11,000	180,739
Wells Fargo & Co.	41,256	1,526,059
Westpac Banking Corp.	26,506	848,875
Wing Hang Bank Ltd.	1,500	15,942
Yamaguchi Financial Group, Inc.	2,000	19,908
Zions Bancorp	1,519	37,960

		47,060,355

Consumer Finance (0.6%)
Acom Co., Ltd.*	340	9,690
Aeon Credit Service Co., Ltd.	600	16,967
American Express Co.	56,768	3,829,569
Capital One Financial Corp.	4,908	269,695
Credit Saison Co., Ltd.	1,300	32,370
Discover Financial Services	4,183	187,566
SLM Corp.	3,768	77,169

		4,423,026

Diversified Financial Services (2.5%)
ASX Ltd.	1,514	57,046
Bank of America Corp.	218,637	2,662,999
Citigroup, Inc.	106,185	4,697,624
CME Group, Inc./Illinois	2,560	157,158
Deutsche Boerse AG	1,683	101,924
Eurazeo S.A.	279	14,145
Exor S.p.A.	534	14,915
First Pacific Co., Ltd.	18,000	24,394
Groupe Bruxelles Lambert S.A.	707	54,059
Hong Kong Exchanges and Clearing Ltd.	8,900	151,571
Industrivarden AB, Class C	911	16,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ING Groep N.V. (CVA)*	587,905	$4,172,717
IntercontinentalExchange, Inc.*	613	99,962
Investment AB Kinnevik, Class B	1,783	43,203
Investor AB, Class B	3,944	113,904
Japan Exchange Group, Inc.	400	37,053
JPMorgan Chase & Co.	107,873	5,119,653
Leucadia National Corp.	2,460	67,478
London Stock Exchange Group plc	1,529	30,342
McGraw-Hill Cos., Inc.	2,353	122,544
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,100	26,601
Moody’s Corp.	1,656	88,298
NASDAQ OMX Group, Inc.	1,064	34,367
NYSE Euronext	2,109	81,492
ORIX Corp.	9,100	115,617
Pargesa Holding S.A.	235	15,955
Pohjola Bank plc, Class A	1,258	18,287
Singapore Exchange Ltd.	7,000	43,455
Wendel S.A.	285	30,161

		18,213,504

Insurance (2.9%)
ACE Ltd.	36,437	3,241,800
Admiral Group plc	1,753	35,479
Aegon N.V.	14,837	89,217
Aflac, Inc.	3,903	203,034
Ageas	1,988	67,237
AIA Group Ltd.	102,400	448,512
Allianz SE	3,932	534,013
Allstate Corp.	3,984	195,495
American International Group, Inc.*	12,469	484,047
AMP Ltd.	24,651	133,717
Aon plc	2,663	163,774
Assicurazioni Generali S.p.A.	10,082	156,893
Assurant, Inc.	722	32,497
Aviva plc	667,495	3,004,135
AXA S.A.‡	15,266	262,417
Baloise Holding AG	410	38,396
Berkshire Hathaway, Inc., Class B*	15,351	1,599,574
Chubb Corp.	2,197	192,303
Cincinnati Financial Corp.	1,220	57,572
CNP Assurances S.A.	1,278	17,537
Dai-ichi Life Insurance Co., Ltd.	73	97,245
Delta Lloyd N.V.	1,336	22,914
Genworth Financial, Inc., Class A*	4,066	40,660
Gjensidige Forsikring ASA	1,722	28,406
Hannover Rueckversicherung SE	547	42,905
Hartford Financial Services Group, Inc.	3,680	94,944
Insurance Australia Group Ltd.	17,938	106,641
Legal & General Group plc	50,693	133,023
Lincoln National Corp.	2,248	73,307
Loews Corp.	2,612	115,111
Mapfre S.A.	6,058	18,722
Marsh & McLennan Cos., Inc.	4,554	172,915
MetLife, Inc.	9,149	347,845
MS&AD Insurance Group Holdings, Inc.	4,411	97,606
Muenchener Rueckversicherungs-Gesellschaft AG	17,228	3,222,014
NKSJ Holdings, Inc.	3,285	68,712
Old Mutual plc	42,015	129,403
Principal Financial Group, Inc.	2,306	78,473
Progressive Corp.	4,689	118,491
Prudential Financial, Inc.	3,880	228,881
Prudential plc	22,001	356,023
QBE Insurance Group Ltd.	9,995	140,589
Resolution Ltd.	11,894	49,247
RSA Insurance Group plc	30,543	54,020
Sampo Oyj, Class A	3,621	139,247
SCOR SE	1,408	40,429
Sony Financial Holdings, Inc.	1,600	23,796
Standard Life plc	20,309	112,726
Suncorp Group Ltd.	11,124	136,896
Swiss Life Holding AG*	274	40,611
Swiss Reinsurance AG*	41,950	3,411,503
T&D Holdings, Inc.	5,000	59,436
Tokio Marine Holdings, Inc.	6,000	172,348
Torchmark Corp.	781	46,704
Travelers Cos., Inc.	3,163	266,293
Tryg A/S	238	19,207
Unum Group	2,291	64,721
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	14,674
XL Group plc	2,412	73,084
Zurich Insurance Group AG*	1,271	353,732

		21,771,153

Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	3,305	254,221
Apartment Investment & Management Co. (REIT), Class A	1,149	35,228
Ascendas Real Estate Investment Trust (REIT)	16,000	33,539
AvalonBay Communities, Inc. (REIT)	942	119,323
Boston Properties, Inc. (REIT)	1,267	128,043
British Land Co. plc (REIT)	7,362	60,797
CapitaCommercial Trust (REIT)	17,000	21,724
CapitaMall Trust (REIT)	21,000	35,385
CFS Retail Property Trust Group (REIT)	17,577	36,784
Corio N.V. (REIT)	569	26,546
Dexus Property Group (REIT)	39,433	42,698
Equity Residential (REIT)	2,671	147,065
Federation Centres Ltd. (REIT)	10,960	26,930
Fonciere des Regions (REIT)	213	16,677
Gecina S.A. (REIT)	188	21,814
Goodman Group (REIT)	14,576	72,540
GPT Group (REIT)	12,380	47,820
Hammerson plc (REIT)	6,122	45,757
HCP, Inc. (REIT)	3,789	188,920
Health Care REIT, Inc. (REIT)	2,215	150,421
Host Hotels & Resorts, Inc. (REIT)	6,015	105,202
ICADE (REIT)	209	18,277
Intu Properties plc (REIT)	5,111	25,961
Japan Prime Realty Investment Corp. (REIT)	6	23,169
Japan Real Estate Investment Corp. (REIT)	5	69,103
Japan Retail Fund Investment Corp. (REIT)	18	44,553
Kimco Realty Corp. (REIT)	3,362	75,309
Klepierre S.A. (REIT)	815	32,015
Land Securities Group plc (REIT)	6,713	84,559
Link REIT (REIT)	20,000	108,985
Mirvac Group (REIT)	29,365	49,529
Nippon Building Fund, Inc. (REIT)	5	69,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Real Estate Office Fund, Inc. (REIT)	3	$22,053
Plum Creek Timber Co., Inc. (REIT)	1,338	69,844
Prologis, Inc. (REIT)	3,928	157,041
Public Storage (REIT)	1,225	186,592
Segro plc (REIT)	6,408	24,760
Simon Property Group, Inc. (REIT)	2,640	418,598
Stockland Corp., Ltd. (REIT)	18,711	71,105
Unibail-Rodamco SE (REIT)	791	184,233
Ventas, Inc. (REIT)	2,472	180,950
Vornado Realty Trust (REIT)	1,415	118,351
Westfield Group (REIT)	18,634	210,499
Westfield Retail Trust (REIT)	24,933	78,396
Weyerhaeuser Co. (REIT)	4,625	145,132

		4,086,348

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	700	21,297
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	23,000	65,457
CapitaMalls Asia Ltd.	12,361	20,430
CBRE Group, Inc., Class A*	2,649	66,887
Cheung Kong Holdings Ltd.	127,560	1,883,193
City Developments Ltd.	4,000	36,538
Daito Trust Construction Co., Ltd.	600	51,373
Daiwa House Industry Co., Ltd.	4,000	77,973
Global Logistic Properties Ltd.	20,000	42,246
Hang Lung Properties Ltd.	19,000	70,982
Henderson Land Development Co., Ltd.	8,000	54,724
Hulic Co., Ltd.	2,100	17,222
Hysan Development Co., Ltd.	5,000	25,250
Immofinanz AG*	8,239	31,208
Keppel Land Ltd.	7,000	22,236
Kerry Properties Ltd.	6,000	26,628
Lend Lease Group	4,667	49,562
Mitsubishi Estate Co., Ltd.	11,000	309,779
Mitsui Fudosan Co., Ltd.	7,000	198,693
New World Development Co., Ltd.	32,000	54,168
Nomura Real Estate Holdings, Inc.	800	17,847
NTT Urban Development Corp.	12	14,379
Sino Land Co., Ltd.	24,600	41,705
Sumitomo Realty & Development Co., Ltd.	3,000	116,163
Sun Hung Kai Properties Ltd.	14,000	188,649
Swire Pacific Ltd., Class A	158,260	2,017,356
Swire Properties Ltd.	526,332	1,868,000
Swiss Prime Site AG*	440	35,620
Tokyu Land Corp.	4,000	37,478
UOL Group Ltd.	4,000	22,510
Wharf Holdings Ltd.	13,400	119,456
Wheelock & Co., Ltd.	8,000	42,615

		7,647,624

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	3,724	32,176
People’s United Financial, Inc.	3,055	41,059

		73,235

Total Financials		117,711,278

Health Care (13.3%)
Biotechnology (1.7%)
Actelion Ltd.*	960	52,131
Alexion Pharmaceuticals, Inc.*	1,626	149,820
Amgen, Inc.	56,497	5,791,507
Biogen Idec, Inc.*	1,976	381,190
Celgene Corp.*	3,548	411,249
CSL Ltd.	4,335	267,328
Elan Corp. plc*	4,389	50,460
Gilead Sciences, Inc.*	115,393	5,646,179
Grifols S.A.*	1,265	46,903

		12,796,767

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	13,259	468,308
Baxter International, Inc.	4,636	336,759
Becton, Dickinson and Co.	1,644	157,183
Boston Scientific Corp.*	11,268	88,003
C.R. Bard, Inc.	653	65,809
CareFusion Corp.*	1,847	64,627
Cie Generale d’Optique Essilor International S.A	1,758	195,491
Cochlear Ltd.	492	34,858
Coloplast A/S, Class B	980	52,720
Covidien plc	42,664	2,894,326
DENTSPLY International, Inc.	1,183	50,183
Edwards Lifesciences Corp.*	946	77,723
Elekta AB, Class B	3,172	48,165
Getinge AB, Class B	64,545	1,971,051
Intuitive Surgical, Inc.*	342	167,987
Medtronic, Inc.	105,627	4,960,244
Olympus Corp.*	1,600	37,801
Smith & Nephew plc	7,750	89,496
Sonova Holding AG*	424	50,873
St. Jude Medical, Inc.	2,374	96,005
Stryker Corp.	2,420	157,881
Sysmex Corp.	600	36,458
Terumo Corp.	1,300	55,585
Varian Medical Systems, Inc.*	929	66,888
William Demant Holding A/S*	226	18,934
Zimmer Holdings, Inc.	1,427	107,339

		12,350,697

Health Care Providers & Services (0.7%)
Aetna, Inc.	2,758	140,989
Alfresa Holdings Corp.	400	21,714
AmerisourceBergen Corp.	1,988	102,283
Cardinal Health, Inc.	2,902	120,781
Celesio AG	666	12,507
Cigna Corp.	2,411	150,374
Coventry Health Care, Inc.	1,110	52,203
DaVita HealthCare Partners, Inc.*	713	84,555
Express Scripts Holding Co.*	6,892	397,324
Fresenius Medical Care AG & Co. KGaA	1,812	122,291
Fresenius SE & Co. KGaA	1,072	132,316
Humana, Inc.	1,328	91,778
Laboratory Corp. of America Holdings*	775	69,905
McKesson Corp.	1,944	209,874
Medipal Holdings Corp.	1,300	18,188
Miraca Holdings, Inc.	500	23,955
Patterson Cos., Inc.	655	24,916
Quest Diagnostics, Inc.	46,392	2,618,828
Ramsay Health Care Ltd.	1,141	38,371
Sonic Healthcare Ltd.	3,210	46,555
Suzuken Co., Ltd.	600	21,703
Tenet Healthcare Corp.*	852	40,538
UnitedHealth Group, Inc.	8,642	494,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
WellPoint, Inc.	2,541	$168,290

		5,204,647

Health Care Technology (0.0%)
Cerner Corp.*	1,240	117,490
M3, Inc.	5	9,736

		127,226

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,902	121,797
Life Technologies Corp.*	1,494	96,557
Lonza Group AG*	22,933	1,488,121
PerkinElmer, Inc.	941	31,655
QIAGEN N.V.*	1,979	41,248
Thermo Fisher Scientific, Inc.	3,015	230,617
Waters Corp.*	705	66,207

		2,076,202

Pharmaceuticals (8.9%)
AbbVie, Inc.	13,259	540,702
Actavis, Inc.*	23,324	2,148,374
Allergan, Inc.	2,602	290,461
Astellas Pharma, Inc.	3,800	204,260
AstraZeneca plc	10,734	538,141
Bayer AG	38,138	3,933,953
Bristol-Myers Squibb Co.	13,735	565,745
Chugai Pharmaceutical Co., Ltd.	1,900	42,224
Daiichi Sankyo Co., Ltd.	5,900	113,443
Dainippon Sumitomo Pharma Co., Ltd.	1,300	22,952
Eisai Co., Ltd.	2,200	98,274
Eli Lilly and Co.	8,415	477,888
Forest Laboratories, Inc.*	64,906	2,469,024
GlaxoSmithKline plc	305,543	7,142,599
Hisamitsu Pharmaceutical Co., Inc.	500	26,982
Hospira, Inc.*	1,383	45,404
Johnson & Johnson	23,527	1,918,156
Kyowa Hakko Kirin Co., Ltd.	2,000	22,606
Merck & Co., Inc.	147,007	6,502,120
Merck KGaA	21,268	3,208,783
Mitsubishi Tanabe Pharma Corp.	1,900	29,065
Mylan, Inc.*	3,394	98,222
Novartis AG	74,336	5,281,748
Novo Nordisk A/S, Class B	3,517	571,413
Ono Pharmaceutical Co., Ltd.	700	43,204
Orion Oyj, Class B	845	22,194
Otsuka Holdings Co., Ltd.	3,200	110,989
Perrigo Co.	736	87,385
Pfizer, Inc.	330,173	9,528,793
Roche Holding AG	37,043	8,623,726
Sanofi S.A.	101,886	10,352,865
Santen Pharmaceutical Co., Ltd.	600	27,758
Shionogi & Co., Ltd.	2,600	52,505
Shire plc	4,864	148,108
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,193
Takeda Pharmaceutical Co., Ltd.	6,800	371,296
Teva Pharmaceutical Industries Ltd.	7,665	301,758
Tsumura & Co.	500	18,245
UCB S.A.	942	60,134

		66,062,692

Total Health Care		98,618,231

Industrials (8.1%)
Aerospace & Defense (1.1%)
BAE Systems plc	391,852	2,347,660
Boeing Co.	5,727	491,663
Cobham plc	9,341	34,489
Embraer S.A. (ADR)	53,850	1,920,830
European Aeronautic Defence and Space Co. N.V.	3,899	198,418
Finmeccanica S.p.A.*	3,870	18,603
General Dynamics Corp.	2,775	195,665
Honeywell International, Inc.	6,596	497,009
L-3 Communications Holdings, Inc.	770	62,308
Lockheed Martin Corp.	2,283	220,355
Meggitt plc	6,743	50,306
Northrop Grumman Corp.	1,973	138,406
Precision Castparts Corp.	1,245	236,077
Raytheon Co.	2,705	159,027
Rockwell Collins, Inc.	1,186	74,860
Rolls-Royce Holdings plc*	16,177	277,756
Safran S.A.	1,982	88,401
Singapore Technologies Engineering Ltd.	14,000	48,648
Textron, Inc.	2,260	67,371
Thales S.A.	788	33,328
United Technologies Corp.	7,081	661,578
Zodiac Aerospace	295	34,373

		7,857,131

Air Freight & Logistics (1.6%)
C.H. Robinson Worldwide, Inc.	1,378	81,936
Deutsche Post AG	91,959	2,118,851
Expeditors International of Washington, Inc.	1,759	62,814
FedEx Corp.	32,394	3,181,091
TNT Express N.V.	267,017	1,957,133
Toll Holdings Ltd.	5,996	37,019
United Parcel Service, Inc., Class B	49,506	4,252,565
Yamato Holdings Co., Ltd.	3,300	59,665

		11,751,074

Airlines (0.4%)
All Nippon Airways Co., Ltd.	9,000	18,548
Cathay Pacific Airways Ltd.	10,000	17,108
Deutsche Lufthansa AG	154,706	3,021,251
International Consolidated Airlines Group S.A.*	8,125	31,245
Japan Airlines Co., Ltd.	515	23,990
Qantas Airways Ltd.*	8,911	16,561
Singapore Airlines Ltd.	5,000	43,818
Southwest Airlines Co.	6,038	81,392

		3,253,913

Building Products (0.1%)
Asahi Glass Co., Ltd.	9,000	62,240
Assa Abloy AB, Class B	2,866	117,032
Cie de Saint-Gobain S.A.	3,381	125,337
Daikin Industries Ltd.	2,000	78,292
Geberit AG*	326	80,255
LIXIL Group Corp.	2,200	43,750
Masco Corp.	2,972	60,183
TOTO Ltd.	2,000	17,889

		584,978

Commercial Services & Supplies (0.6%)
ADT Corp.	34,263	1,676,831
Aggreko plc	2,310	62,547
Avery Dennison Corp.	894	38,505
Babcock International Group plc	3,118	51,546
Brambles Ltd.	13,457	118,671
Cintas Corp.	931	41,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Dai Nippon Printing Co., Ltd.	5,000	$47,538
Edenred	1,467	48,008
G4S plc	12,246	54,221
Iron Mountain, Inc.	1,376	49,963
Park24 Co., Ltd.	800	15,637
Pitney Bowes, Inc.	1,684	25,024
Republic Services, Inc.	2,506	82,698
Secom Co., Ltd.	1,800	92,644
Securitas AB, Class B	2,559	24,092
Serco Group plc	4,328	41,233
Societe BIC S.A.	248	28,798
Stericycle, Inc.*	708	75,175
Toppan Printing Co., Ltd.	5,000	35,906
Tyco International Ltd.	43,445	1,390,240
Waste Management, Inc.	3,646	142,960

		4,143,322

Construction & Engineering (0.3%)
ACS Actividades de Construccion y Servicios S.A.	1,159	27,047
Balfour Beatty plc	5,970	21,299
Bouygues S.A.	1,637	44,402
Chiyoda Corp.	1,000	11,154
Ferrovial S.A.	3,383	53,686
Fluor Corp.	1,362	90,341
Foster Wheeler AG*	74,230	1,696,156
Hochtief AG*	266	17,301
Jacobs Engineering Group, Inc.*	1,144	64,339
JGC Corp.	2,000	51,118
Kajima Corp.	7,000	18,962
Kinden Corp.	1,000	6,544
Koninklijke Boskalis Westminster N.V.	611	24,272
Leighton Holdings Ltd.	1,281	27,394
Obayashi Corp.	6,000	28,618
Quanta Services, Inc.*	1,788	51,101
Shimizu Corp.	5,000	16,359
Skanska AB, Class B	3,287	59,419
Taisei Corp.	9,000	24,954
Vinci S.A.	3,920	176,598

		2,511,064

Electrical Equipment (0.4%)
ABB Ltd.*	18,991	428,313
Alstom S.A.	1,782	72,525
Eaton Corp. plc	3,965	242,856
Emerson Electric Co.	6,073	339,298
Fuji Electric Co., Ltd.	4,000	11,685
Furukawa Electric Co., Ltd.	5,000	10,995
GS Yuasa Corp.	3,000	12,493
Legrand S.A.	2,054	89,572
Mabuchi Motor Co., Ltd.	200	10,751
Mitsubishi Electric Corp.	17,000	137,430
Nidec Corp.	900	53,731
Prysmian S.p.A.	1,760	36,210
Rockwell Automation, Inc.	1,154	99,648
Roper Industries, Inc.	836	106,431
Schneider Electric S.A.	4,505	329,160
Shanghai Electric Group Co., Ltd., Class H	2,852,000	1,109,563
Sumitomo Electric Industries Ltd.	6,500	79,338
Ushio, Inc.	900	9,169

		3,179,168

Industrial Conglomerates (1.7%)
3M Co.	5,323	565,888
Danaher Corp.	4,842	300,930
General Electric Co.	220,109	5,088,920
Hopewell Holdings Ltd.	5,000	20,258
Hutchison Whampoa Ltd.	18,000	187,593
Keppel Corp., Ltd.	13,300	120,095
Koninklijke Philips Electronics N.V.	74,472	2,203,739
NWS Holdings Ltd.	13,000	23,144
SembCorp Industries Ltd.	9,000	37,659
Siemens AG	40,716	4,385,677
Smiths Group plc	3,398	64,900

		12,998,803

Machinery (0.7%)
Alfa Laval AB	2,900	66,798
Amada Co., Ltd.	3,000	19,791
Andritz AG	644	43,207
Atlas Copco AB, Class A	5,801	164,686
Atlas Copco AB, Class B	3,370	85,122
Caterpillar, Inc.	5,523	480,335
Cummins, Inc.	1,482	171,630
Deere & Co.	3,264	280,639
Dover Corp.	1,469	107,061
FANUC Corp.	1,600	244,585
Fiat Industrial S.p.A.	7,394	83,122
Flowserve Corp.	394	66,078
GEA Group AG	1,505	49,599
Hino Motors Ltd.	2,000	21,586
Hitachi Construction Machinery Co., Ltd.	900	19,217
IHI Corp.	11,000	33,303
Illinois Tool Works, Inc.	3,508	213,778
IMI plc	2,775	54,603
Ingersoll-Rand plc	2,291	126,028
Invensys plc	7,026	37,450
Japan Steel Works Ltd.	3,000	15,807
Joy Global, Inc.	870	51,782
JTEKT Corp.	1,900	17,863
Kawasaki Heavy Industries Ltd.	12,000	37,733
Komatsu Ltd.	8,100	192,142
Kone Oyj, Class B	1,346	105,851
Kubota Corp.	9,000	129,835
Kurita Water Industries Ltd.	900	19,915
Makita Corp.	1,000	44,298
MAN SE	364	39,133
Melrose Industries plc	10,399	41,951
Metso Oyj*	1,105	47,012
Mitsubishi Heavy Industries Ltd.	26,000	149,700
Nabtesco Corp.	900	18,376
NGK Insulators Ltd.	2,000	21,225
NSK Ltd.	4,000	30,297
PACCAR, Inc.	3,011	152,236
Pall Corp.	966	66,045
Parker Hannifin Corp.	1,280	117,222
Pentair Ltd.	1,753	92,471
Sandvik AB	8,670	133,312
Scania AB, Class B	2,765	57,833
Schindler Holding AG	419	61,396
Schindler Holding AG (Registered)	198	28,241
SembCorp Marine Ltd.	9,000	32,144
SKF AB, Class B	3,389	82,638
SMC Corp.	500	96,563
Snap-on, Inc.	481	39,779
Stanley Black & Decker, Inc.	1,345	108,905
Sulzer AG	207	35,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Heavy Industries Ltd.	5,000	$19,706
THK Co., Ltd.	1,100	21,688
Vallourec S.A.	892	42,878
Volvo AB, Class B	12,577	182,868
Wartsila Oyj	1,449	65,102
Weir Group plc	1,827	62,822
Xylem, Inc.	1,521	41,919
Yangzijiang Shipbuilding Holdings Ltd.	19,735	15,433
Zardoya Otis S.A.	1,413	18,891

		4,906,999

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	37,377
A. P. Moller - Maersk A/S, Class B	11	85,861
Kuehne + Nagel International AG	472	51,461
Mitsui O.S.K. Lines Ltd.*	10,000	32,825
Nippon Yusen KK	14,000	35,842
Orient Overseas International Ltd.	2,000	13,514

		256,880

Professional Services (0.4%)
Adecco S.A.*	1,144	62,665
ALS Ltd.	2,900	31,612
Bureau Veritas S.A.	474	58,998
Capita plc	5,672	77,479
Dun & Bradstreet Corp.	355	29,696
Equifax, Inc.	1,022	58,857
Experian plc	8,691	150,543
Intertek Group plc	1,388	71,558
Randstad Holding N.V.	54,884	2,247,077
Robert Half International, Inc.	1,219	45,749
SGS S.A.	48	117,712

		2,951,946

Road & Rail (0.3%)
Asciano Ltd.	8,573	49,895
Aurizon Holdings Ltd.	15,711	65,921
Central Japan Railway Co.	1,200	126,457
ComfortDelGro Corp., Ltd.	16,000	24,638
CSX Corp.	8,596	211,719
DSV A/S	1,660	40,099
East Japan Railway Co.	2,897	237,890
Hankyu Hanshin Holdings, Inc.	10,000	60,233
Keikyu Corp.	4,000	41,685
Keio Corp.	5,000	42,864
Keisei Electric Railway Co., Ltd.	2,000	21,076
Kintetsu Corp.	14,000	65,140
MTR Corp., Ltd.	12,000	47,691
Nippon Express Co., Ltd.	7,000	33,463
Norfolk Southern Corp.	2,674	206,112
Odakyu Electric Railway Co., Ltd.	5,000	62,145
Ryder System, Inc.	428	25,573
Tobu Railway Co., Ltd.	9,000	51,532
Tokyu Corp.	10,000	73,830
Union Pacific Corp.	3,964	564,513
West Japan Railway Co.	1,500	72,024

		2,124,500

Trading Companies & Distributors (0.4%)
Brenntag AG	450	70,258
Bunzl plc	2,868	56,433
Fastenal Co.	2,255	115,794
ITOCHU Corp.	13,000	158,676
Marubeni Corp.	14,000	106,485
Mitsubishi Corp.	12,200	228,098
Mitsui & Co., Ltd.	15,000	210,018
Noble Group Ltd.	33,818	33,127
Rexel S.A.	929	20,274
Sojitz Corp.	10,600	16,553
Sumitomo Corp.	9,800	123,157
Toyota Tsusho Corp.	1,900	48,401
W.W. Grainger, Inc.	508	114,290
Wolseley plc	40,363	2,007,317

		3,308,881

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,255	54,700
Aeroports de Paris S.A.	268	22,732
Atlantia S.p.A.	2,899	45,782
Auckland International Airport Ltd.	7,833	19,301
Fraport AG	328	18,384
Groupe Eurotunnel S.A.	4,920	39,190
Hutchison Port Holdings Trust, Class U	46,000	39,100
Kamigumi Co., Ltd.	2,000	18,335
Koninklijke Vopak N.V.	619	37,317
Mitsubishi Logistics Corp.	1,000	18,442
Sydney Airport	1,602	5,471
Transurban Group	11,528	76,575

		395,329

Total Industrials		60,223,988

Information Technology (10.0%)
Communications Equipment (1.8%)
Brocade Communications Systems, Inc.*	341,940	1,972,994
Cisco Systems, Inc.	346,955	7,254,829
F5 Networks, Inc.*	670	59,684
Harris Corp.	1,004	46,525
JDS Uniphase Corp.*	1,844	24,654
Juniper Networks, Inc.*	4,439	82,299
Motorola Solutions, Inc.	2,306	147,653
Nokia Oyj	32,386	104,781
QUALCOMM, Inc.	14,460	968,097
Telefonaktiebolaget LM Ericsson, Class B	213,946	2,665,892

		13,327,408

Computers & Peripherals (1.0%)
Apple, Inc.	7,904	3,498,548
Dell, Inc.	12,416	177,921
EMC Corp.*	17,755	424,167
Fujitsu Ltd.	16,000	66,458
Gemalto N.V.	684	59,665
Hewlett-Packard Co.	94,569	2,254,525
NEC Corp.	22,000	58,427
NetApp, Inc.*	3,053	104,290
SanDisk Corp.*	2,052	112,860
Seagate Technology plc	2,648	96,811
Toshiba Corp.	35,000	176,980
Western Digital Corp.	1,801	90,554

		7,121,206

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,345	100,404
Citizen Holdings Co., Ltd.	2,400	12,212
Corning, Inc.	12,460	166,092
Flextronics International Ltd.*	235,990	1,595,292
FLIR Systems, Inc.	1,156	30,068
Fujifilm Holdings Corp.	4,100	80,750
Hamamatsu Photonics KK	600	23,679
Hexagon AB, Class B	2,046	55,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hirose Electric Co., Ltd.	300	$39,422
Hitachi High-Technologies Corp.	600	12,505
Hitachi Ltd.	40,400	234,327
Hoya Corp.	3,800	71,289
Ibiden Co., Ltd.	1,000	15,573
Jabil Circuit, Inc.	1,627	30,067
Keyence Corp.	440	134,615
Kyocera Corp.	1,300	118,628
Molex, Inc.	1,147	33,584
Murata Manufacturing Co., Ltd.	1,600	120,338
Nippon Electric Glass Co., Ltd.	3,000	14,883
Omron Corp.	1,800	45,318
Shimadzu Corp.	2,000	14,171
TDK Corp.	1,100	38,386
TE Connectivity Ltd.	3,500	146,755
Yaskawa Electric Corp.	2,000	19,993
Yokogawa Electric Corp.	1,700	16,976

		3,171,057

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,544	54,488
DeNA Co., Ltd.	900	24,476
eBay, Inc.*	9,842	533,633
Google, Inc., Class A*	2,248	1,784,979
Gree, Inc.	700	8,790
United Internet AG	784	19,064
VeriSign, Inc.*	1,297	61,322
Yahoo! Japan Corp.	126	57,890
Yahoo!, Inc.*	8,190	192,711

		2,737,353

IT Services (1.2%)
Accenture plc, Class A	37,050	2,814,689
Amadeus IT Holding S.A., Class A	2,712	73,265
AtoS	470	32,347
Automatic Data Processing, Inc.	4,113	267,427
Cap Gemini S.A.	1,279	58,202
Cognizant Technology Solutions Corp., Class A*	2,563	196,351
Computer Sciences Corp.	1,280	63,014
Computershare Ltd.	3,681	39,091
Fidelity National Information Services, Inc.	2,467	97,743
Fiserv, Inc.*	1,151	101,092
Global Payments, Inc.	39,820	1,977,461
International Business Machines Corp.	8,822	1,881,733
ITOCHU Techno-Solutions Corp.	200	9,879
Mastercard, Inc., Class A	893	483,229
Nomura Research Institute Ltd.	800	20,634
NTT Data Corp.	11	36,166
Otsuka Corp.	100	10,867
Paychex, Inc.	2,666	93,497
SAIC, Inc.	2,438	33,035
Teradata Corp.*	1,396	81,680
Total System Services, Inc.	1,349	33,428
Visa, Inc., Class A	4,345	737,955
Western Union Co.	4,776	71,831

		9,214,616

Office Electronics (0.1%)
Brother Industries Ltd.	2,000	20,545
Canon, Inc.	9,800	359,165
Konica Minolta Holdings, Inc.	4,000	29,107
Ricoh Co., Ltd.	5,000	54,071
Xerox Corp.	10,354	89,045

		551,933

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	4,777	12,181
Advantest Corp.	1,200	16,827
Altera Corp.	2,630	93,286
Analog Devices, Inc.	2,587	120,270
Applied Materials, Inc.	211,713	2,853,891
ARM Holdings plc	11,897	166,488
ASM Pacific Technology Ltd.	1,700	18,681
ASML Holding N.V.	2,711	182,338
Broadcom Corp., Class A	4,467	154,871
First Solar, Inc.*	493	13,291
Infineon Technologies AG	9,390	74,145
Intel Corp.	41,635	909,725
KLA-Tencor Corp.	1,388	73,203
Lam Research Corp.*	1,388	57,547
Linear Technology Corp.	1,993	76,471
LSI Corp.*	4,788	32,463
Mellanox Technologies Ltd.*	308	17,020
Microchip Technology, Inc.	1,672	61,463
Micron Technology, Inc.*	8,375	83,583
NVIDIA Corp.	5,083	65,164
Rohm Co., Ltd.	800	27,662
Samsung Electronics Co., Ltd. (GDR)(m)	10,360	6,961,920
STMicroelectronics N.V.	5,519	42,447
Sumco Corp.	1,000	11,260
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	106,893	1,837,491
Teradyne, Inc.*	1,502	24,363
Texas Instruments, Inc.	9,361	332,128
Tokyo Electron Ltd.	1,500	63,579
Xilinx, Inc.	2,167	82,714

		14,466,472

Software (3.2%)
Adobe Systems, Inc.*	4,175	181,654
Autodesk, Inc.*	1,882	77,614
BMC Software, Inc.*	1,112	51,519
CA, Inc.	2,728	68,664
Citrix Systems, Inc.*	1,555	112,209
Dassault Systemes S.A.	528	61,035
Electronic Arts, Inc.*	2,427	42,958
Intuit, Inc.	2,310	151,651
Konami Corp.	800	15,935
Microsoft Corp.	262,525	7,510,840
Nexon Co., Ltd.	1,000	9,699
NICE Systems Ltd.*	523	19,224
Nintendo Co., Ltd.	900	97,041
Oracle Corp.	130,458	4,219,012
Oracle Corp. Japan	300	13,497
Red Hat, Inc.*	1,602	80,997
Sage Group plc	10,468	54,508
Salesforce.com, Inc.*	1,134	202,793
SAP AG	56,188	4,501,537
Software AG	51,890	2,006,098
Symantec Corp.*	100,177	2,472,368
Trend Micro, Inc.	62,000	1,732,852

		23,683,705

Total Information Technology		74,273,750

Materials (3.8%)
Chemicals (2.0%)
Air Liquide S.A.	2,699	327,912
Air Products and Chemicals, Inc.	1,726	150,369
Air Water, Inc.	1,000	13,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Airgas, Inc.	569	$56,422
Akzo Nobel N.V.	59,958	3,805,967
Arkema S.A.	546	49,671
Asahi Kasei Corp.	11,000	73,968
BASF SE	7,896	691,500
CF Industries Holdings, Inc.	523	99,563
Croda International plc	1,172	48,847
Daicel Corp.	2,000	15,573
Denki Kagaku Kogyo KK	4,000	14,362
Dow Chemical Co.	67,761	2,157,510
E.I. du Pont de Nemours & Co.	7,887	387,725
Eastman Chemical Co.	1,293	90,342
Ecolab, Inc.	2,203	176,637
EMS-Chemie Holding AG	70	21,052
FMC Corp.	1,195	68,151
Givaudan S.A.*	72	88,436
Hitachi Chemical Co., Ltd.	900	13,710
Incitec Pivot Ltd.	14,098	45,355
International Flavors & Fragrances, Inc.	661	50,679
Israel Chemicals Ltd.	3,844	49,669
Israel Corp., Ltd.	20	15,175
Johnson Matthey plc	1,771	61,892
JSR Corp.	1,600	32,634
K+S AG	1,488	69,210
Kaneka Corp.	2,000	11,515
Kansai Paint Co., Ltd.	2,000	22,138
Koninklijke DSM N.V.	1,333	77,592
Kuraray Co., Ltd.	3,000	42,099
Lanxess AG	718	50,915
Linde AG	1,599	297,306
LyondellBasell Industries N.V., Class A	44,375	2,808,494
Mitsubishi Chemical Holdings Corp.	12,000	56,855
Mitsubishi Gas Chemical Co., Inc.	3,000	19,759
Mitsui Chemicals, Inc.	7,000	15,170
Monsanto Co.	4,509	476,286
Mosaic Co.	2,315	137,997
Nitto Denko Corp.	1,400	83,731
Novozymes A/S, Class B	2,104	71,334
Orica Ltd.	3,157	80,365
PPG Industries, Inc.	1,199	160,594
Praxair, Inc.	2,517	280,746
Sherwin-Williams Co.	737	124,472
Shin-Etsu Chemical Co., Ltd.	3,500	230,892
Showa Denko KK	13,000	19,472
Sigma-Aldrich Corp.	1,004	77,991
Sika AG	19	46,154
Solvay S.A.	515	69,745
Sumitomo Chemical Co., Ltd.	13,000	40,601
Syngenta AG	802	334,554
Taiyo Nippon Sanso Corp.	2,000	13,852
Teijin Ltd.	8,000	18,442
Toray Industries, Inc.	12,000	81,075
Ube Industries Ltd.	8,000	15,722
Umicore S.A.	990	46,504
Yara International ASA	1,616	73,209

		14,561,807

Construction Materials (0.6%)
Boral Ltd.	6,433	32,886
CRH plc	171,233	3,779,704
Fletcher Building Ltd.	5,870	42,091
HeidelbergCement AG	1,213	87,167
Holcim Ltd.*	1,975	157,388
Imerys S.A.	317	20,638
James Hardie Industries plc (CDI)	3,754	39,124
Lafarge S.A.	1,612	107,098
Taiheiyo Cement Corp.	10,000	23,902
Vulcan Materials Co.	1,071	55,371

		4,345,369

Containers & Packaging (0.3%)
Amcor Ltd.	10,426	100,735
Ball Corp.	1,299	61,806
Bemis Co., Inc.	896	36,163
MeadWestvaco Corp.	1,536	55,757
Owens-Illinois, Inc.*	1,354	36,084
Rexam plc	252,562	2,024,309
Sealed Air Corp.	1,613	38,890
Toyo Seikan Kaisha Ltd.	1,300	17,870

		2,371,614

Metals & Mining (0.9%)
Alcoa, Inc.	8,820	75,146
Allegheny Technologies, Inc.	888	28,158
Alumina Ltd.*	22,810	26,361
Anglo American plc	11,899	305,913
Antofagasta plc	3,407	50,939
ArcelorMittal S.A.	8,368	107,802
BHP Billiton Ltd.	27,775	947,352
BHP Billiton plc	18,151	528,148
Boliden AB	2,373	38,199
Cliffs Natural Resources, Inc.	1,227	23,325
Daido Steel Co., Ltd.	2,000	10,602
Eurasian Natural Resources Corp.	2,224	8,316
Evraz plc	2,916	9,836
Fortescue Metals Group Ltd.	12,125	49,738
Freeport-McMoRan Copper & Gold, Inc.	7,956	263,344
Fresnillo plc	1,550	31,936
Glencore International plc	32,416	175,395
Hitachi Metals Ltd.	1,000	9,529
Iluka Resources Ltd.	3,619	35,230
JFE Holdings, Inc.	4,200	80,533
Kazakhmys plc	1,833	10,929
Kobe Steel Ltd.*	22,000	25,708
Maruichi Steel Tube Ltd.	300	6,976
Mitsubishi Materials Corp.	9,000	25,336
Newcrest Mining Ltd.	6,608	137,942
Newmont Mining Corp.	4,167	174,556
Nippon Steel & Sumitomo Metal Corp.	65,050	164,465
Norsk Hydro ASA	8,067	34,860
Nucor Corp.	2,712	125,159
OZ Minerals Ltd.	2,728	15,139
POSCO (ADR)	20,010	1,474,937
Randgold Resources Ltd.	754	65,074
Rio Tinto Ltd.	3,769	224,458
Rio Tinto plc	11,568	542,250
Salzgitter AG	334	13,407
Sims Metal Management Ltd.	1,429	14,923
Sumitomo Metal Mining Co., Ltd.	5,000	70,537
ThyssenKrupp AG*	3,336	67,843
United States Steel Corp.	1,189	23,186
Vedanta Resources plc	916	13,988
Voestalpine AG	913	28,035
Xstrata plc	18,119	294,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Kogyo Co., Ltd.	300	$8,181

		6,367,721

Paper & Forest Products (0.0%)
International Paper Co.	3,720	173,278
Nippon Paper Group, Inc.†	847	12,921
Oji Holdings Corp.	7,000	26,175
Stora Enso Oyj, Class R	4,771	30,792
UPM-Kymmene Oyj	4,540	50,660

		293,826

Total Materials		27,940,337

Telecommunication Services (4.1%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	46,240	1,696,546
Belgacom S.A.	1,296	32,220
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	21,657
BT Group plc	67,295	284,259
CenturyLink, Inc.	5,265	184,959
Deutsche Telekom AG	24,282	256,664
Elisa Oyj	1,238	22,995
France Telecom S.A.	16,043	162,256
Frontier Communications Corp.	8,231	32,759
HKT Trust/HKT Ltd.	19,000	19,018
Iliad S.A.	198	42,119
Inmarsat plc	3,884	41,458
Koninklijke (Royal) KPN N.V.	8,670	29,162
Nippon Telegraph & Telephone Corp.	3,728	162,371
PCCW Ltd.	31,000	14,377
Portugal Telecom SGPS S.A.	5,461	27,049
Singapore Telecommunications Ltd.	1,256,350	3,636,309
Swisscom AG	202	93,457
TDC A/S	4,163	31,986
Telecom Corp. of New Zealand Ltd.	16,649	32,597
Telecom Italia S.p.A.	81,234	57,376
Telecom Italia S.p.A. (RNC)	52,198	32,117
Telefonica S.A.	169,034	2,272,934
Telekom Austria AG	2,024	13,281
Telenor ASA	111,403	2,435,674
TeliaSonera AB	18,741	133,816
Telstra Corp., Ltd.	37,665	176,859
Verizon Communications, Inc.	24,060	1,182,549
Vivendi S.A.	181,910	3,757,717
Windstream Corp.	5,117	40,680
Ziggo N.V.	1,023	35,976

		16,963,197

Wireless Telecommunication Services (1.8%)
Crown Castle International Corp.*	2,464	171,593
KDDI Corp.	4,600	191,799
MetroPCS Communications, Inc.*	2,578	28,100
Millicom International Cellular S.A. (SDR)	543	43,371
NTT DOCOMO, Inc.	132	195,753
Softbank Corp.	8,000	367,132
Sprint Nextel Corp.*	606,582	3,766,874
StarHub Ltd.	4,919	17,251
Tele2 AB, Class B	2,756	47,960
Turkcell Iletisim Hizmetleri A/S (ADR)*	73,760	1,227,367
Vodafone Group plc	2,705,130	7,669,838

		13,727,038

Total Telecommunication Services		30,690,235

Utilities (1.0%)
Electric Utilities (0.5%)
Acciona S.A.	194	10,576
American Electric Power Co., Inc.	4,099	199,334
Cheung Kong Infrastructure Holdings Ltd.	4,000	27,439
Chubu Electric Power Co., Inc.	5,600	68,055
Chugoku Electric Power Co., Inc.	2,600	33,890
CLP Holdings Ltd.	15,500	135,780
Contact Energy Ltd.	3,230	15,405
Duke Energy Corp.	5,919	429,661
EDF S.A.	2,079	39,868
Edison International	2,783	140,041
EDP - Energias de Portugal S.A.	16,545	50,942
Enel S.p.A.	56,873	185,610
Entergy Corp.	1,498	94,734
Exelon Corp.	7,138	246,118
FirstEnergy Corp.	3,562	150,316
Fortum Oyj	3,844	77,459
Hokkaido Electric Power Co., Inc.*	1,700	17,337
Hokuriku Electric Power Co.	1,500	18,468
Iberdrola S.A.	40,101	186,749
Kansai Electric Power Co., Inc.*	6,500	61,523
Kyushu Electric Power Co., Inc.*	3,700	37,654
NextEra Energy, Inc.	3,572	277,473
Northeast Utilities	2,604	113,170
Pepco Holdings, Inc.	1,854	39,676
Pinnacle West Capital Corp.	903	52,275
Power Assets Holdings Ltd.	12,000	113,236
PPL Corp.	4,832	151,290
Red Electrica Corporacion S.A.	937	47,143
Shikoku Electric Power Co., Inc.*	1,500	21,320
Southern Co.	7,351	344,909
SP AusNet	14,553	18,107
SSE plc	8,119	183,072
Terna Rete Elettrica Nazionale S.p.A.	11,162	46,215
Tohoku Electric Power Co., Inc.*	3,900	30,990
Tokyo Electric Power Co., Inc.*	12,500	30,807
Verbund AG	548	11,879
Xcel Energy, Inc.	4,169	123,819

		3,832,340

Gas Utilities (0.1%)
AGL Resources, Inc.	972	40,775
APA Group	7,062	43,822
Enagas S.A.	1,556	36,231
Gas Natural SDG S.A.	3,008	53,249
Hong Kong & China Gas Co., Ltd.	45,771	133,553
ONEOK, Inc.	1,670	79,609
Osaka Gas Co., Ltd.	16,000	69,857
Snam S.p.A.	14,563	66,382
Toho Gas Co., Ltd.	4,000	25,410
Tokyo Gas Co., Ltd.	21,000	113,327

		662,215

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	5,035	63,290
Electric Power Development Co., Ltd.	1,000	25,421
Enel Green Power S.p.A.	15,107	28,331
NRG Energy, Inc.	2,728	72,264

		189,306

Multi-Utilities (0.4%)
AGL Energy Ltd.	4,680	77,279
Ameren Corp.	1,984	69,480
CenterPoint Energy, Inc.	3,533	84,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Centrica plc	44,715	$249,823
CMS Energy Corp.	2,306	64,430
Consolidated Edison, Inc.	2,499	152,514
Dominion Resources, Inc.	4,837	281,417
DTE Energy Co.	1,486	101,553
E.ON SE	15,557	271,607
GDF Suez S.A.	11,126	214,213
Integrys Energy Group, Inc.	639	37,164
National Grid plc	31,283	363,627
NiSource, Inc.	2,592	76,049
PG&E Corp.	3,719	165,607
Public Service Enterprise Group, Inc.	4,319	148,314
RWE AG	4,228	157,577
RWE AG (Preference)	330	11,836
SCANA Corp.	1,149	58,783
Sempra Energy	1,881	150,367
Suez Environnement Co. S.A.	2,316	29,536
TECO Energy, Inc.	1,778	31,684
Veolia Environnement S.A.	2,922	36,849
Wisconsin Energy Corp.	1,937	83,078

		2,917,438

Water Utilities (0.0%)
Severn Trent plc	2,063	53,665
United Utilities Group plc	5,928	63,816

		117,481

Total Utilities		7,718,780

Total Common Stocks (79.3%) (Cost $485,190,266)		588,628,197

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.9%)
Royal Bank of Canada 0.08%, 4/1/13(p)	$7,000,000	7,000,000

Total Time Deposits		7,000,000

Total Short-Term Investments (0.9%) (Cost $7,000,000)		7,000,000

Total Investments (80.2%) (Cost $492,190,266)		595,628,197
Other Assets Less Liabilities (19.8%)		147,009,743

Net Assets (100%)		$742,637,940

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

†	Securities (totaling $12,921 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $6,961,920 or 0.9% of net assets.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.2%
Austria	0.0	#
Belgium	0.6
Bermuda	0.0	#
Brazil	0.4
Canada	1.1
China	0.3
Denmark	0.1
Finland	0.1
France	4.9
Germany	4.3
Greece	0.0	#
Hong Kong	1.1
India	0.2
Ireland	1.4
Israel	0.1
Italy	1.3
Japan	3.7
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	4.0
New Zealand	0.0	#
Norway	0.7
Portugal	0.0	#
Singapore	1.2
South Korea	1.7
Spain	1.1
Sweden	1.0
Switzerland	6.1
Taiwan	0.3
Turkey	0.2
United Kingdom	8.1
United States	34.9
Cash and Other	19.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$276,131	$—	$—	$262,417	$—	$—

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	878	June-13	$29,787,301	$28,744,358	$(1,042,943)
FTSE 100 Index	193	June-13	18,874,947	18,624,552	(250,395)
S&P 500 E-Mini Index	904	June-13	69,260,548	70,634,040	1,373,492
SPI 200 Index	58	June-13	7,640,194	7,498,518	(141,676)
TOPIX Index	175	June-13	18,378,639	19,343,230	964,591

					$903,069

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar,expiring 6/14/13	HSBC Bank plc	736	$766,286	$752,273	$14,013
British Pound vs. U.S. Dollar,expiring 6/14/13	HSBC Bank plc	650	987,643	969,625	18,018
European Union Euro vs. U.S. Dollar,expiring 6/14/13	HSBC Bank plc	3,220	4,127,557	4,172,315	(44,758)
Japanese Yen vs. U.S. Dollar,expiring 6/14/13	Credit Suisse First Boston	123,330	1,310,140	1,285,344	24,796

					$12,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,395,498	$30,035,226	$—	$68,430,724
Consumer Staples	22,420,273	18,182,673	—	40,602,946
Energy	30,680,212	31,737,716	—	62,417,928
Financials	43,977,206	73,734,072	—	117,711,278
Health Care	52,242,854	46,375,377	—	98,618,231
Industrials	28,101,730	32,122,258	—	60,223,988
Information Technology	53,125,400	21,148,350	—	74,273,750
Materials	9,949,138	17,978,278	12,921	27,940,337
Telecommunication Services	8,331,427	22,358,808	—	30,690,235
Utilities	4,123,845	3,594,935	—	7,718,780
Forward Currency Contracts	—	56,827	—	56,827
Futures	2,338,083	—	—	2,338,083
Short-Term Investments	—	7,000,000	—	7,000,000

Total Assets	$293,685,666	$304,324,520	$12,921	$598,023,107

Liabilities:
Forward Currency Contracts	$—	$(44,758)	$—	$(44,758)
Futures	(1,435,014)	—	—	(1,435,014)

Total Liabilities	$(1,435,014)	$(44,758)	$—	$(1,479,772)

Total	$292,250,652	$304,279,762	$12,921	$596,543,335

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks– Materials	Investments in Common Stocks– Industrials	Investments in Rights – Consumer Staples
Balance as of 12/31/12	$—	$1,997	$—
Total gains or losses (realized/unrealized) included in earnings	1,147	(16)	330
Purchases	—	—	—
Sales	—	—	(330)
Issuances	—	—	—
Settlements	—	(1,981)	—
Transfers into Level 3	11,774	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$12,921	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$1,147	$—	$—

Investments in Common Stocks– Financials††
Balance as of 12/31/12	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

††	Security held with $0 cost and market value.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S government debt securities	$11,256,933
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S government debt securities	$25,988,627

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,368,512
Aggregate gross unrealized depreciation	(61,402,111)

Net unrealized appreciation	$100,966,401

Federal income tax cost of investments	$494,661,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Hotels, Restaurants & Leisure (1.4%)
Starbucks Corp.	40,400	$2,301,184

Internet & Catalog Retail (2.6%)
Amazon.com, Inc.*	15,600	4,157,244

Media (3.7%)
Comcast Corp., Class A	51,600	2,167,716
Time Warner, Inc.	29,900	1,722,838
Viacom, Inc., Class B	32,600	2,007,182

		5,897,736

Multiline Retail (1.6%)
Macy’s, Inc.	58,800	2,460,192

Textiles, Apparel & Luxury Goods (1.2%)
Ralph Lauren Corp.	11,200	1,896,272

Total Consumer Discretionary		16,712,628

Consumer Staples (6.8%)
Food Products (3.0%)
Archer-Daniels-Midland Co.	64,500	2,175,585
Mondelez International, Inc., Class A	83,000	2,540,630

		4,716,215

Household Products (0.8%)
Colgate-Palmolive Co.	11,400	1,345,542

Tobacco (3.0%)
Philip Morris International, Inc.	50,500	4,681,855

Total Consumer Staples		10,743,612

Energy (9.1%)
Energy Equipment & Services (5.4%)
Baker Hughes, Inc.	35,700	1,656,837
Halliburton Co.	74,800	3,022,668
McDermott International, Inc.*	130,100	1,429,799
Noble Corp.	62,700	2,392,005

		8,501,309

Oil, Gas & Consumable Fuels (3.7%)
Cabot Oil & Gas Corp.	15,300	1,034,433
EOG Resources, Inc.	11,000	1,408,770
Hess Corp.	48,500	3,473,085

		5,916,288

Total Energy		14,417,597

Financials (19.2%)
Capital Markets (3.8%)
Invesco Ltd.	72,800	2,108,288
Morgan Stanley	174,600	3,837,708

		5,945,996

Commercial Banks (3.9%)
U.S. Bancorp	72,300	2,453,139
Wells Fargo & Co.	100,300	3,710,097

		6,163,236

Diversified Financial Services (5.9%)
Citigroup, Inc.	105,485	4,666,657
JPMorgan Chase & Co.	99,000	4,698,540

		9,365,197

Insurance (2.8%)
Lincoln National Corp.	60,700	1,979,427
MetLife, Inc.	65,400	2,486,508

		4,465,935

Real Estate Investment Trusts (REITs) (2.8%)
American Capital Agency Corp. (REIT)	81,500	2,671,570
Digital Realty Trust, Inc. (REIT)	26,500	1,773,115

		4,444,685

Total Financials		30,385,049

Health Care (13.5%)
Biotechnology (3.0%)
Acorda Therapeutics, Inc.*	32,900	1,053,787
Alnylam Pharmaceuticals, Inc.*	39,700	967,489
Cubist Pharmaceuticals, Inc.*	20,200	945,764
Gilead Sciences, Inc.*	37,600	1,839,768

		4,806,808

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	61,100	4,438,304

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	37,200	1,548,264
UnitedHealth Group, Inc.	43,300	2,477,193

		4,025,457

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*.	13,300	1,675,800

Pharmaceuticals (4.1%)
Allergan, Inc.	13,900	1,551,657
Hospira, Inc.*	66,900	2,196,327
Impax Laboratories, Inc.*	36,921	570,060
Salix Pharmaceuticals Ltd.*	22,100	1,131,078
Teva Pharmaceutical Industries Ltd. (ADR)	27,200	1,079,296

		6,528,418

Total Health Care		21,474,787

Industrials (14.0%)
Aerospace & Defense (3.9%)
Boeing Co.	38,400	3,296,640
General Dynamics Corp.	41,700	2,940,267

		6,236,907

Airlines (1.5%)
Spirit Airlines, Inc.*	91,400	2,317,904

Commercial Services & Supplies (1.6%)
Waste Management, Inc.	63,600	2,493,756

Machinery (1.7%)
Illinois Tool Works, Inc.	43,400	2,644,796

Road & Rail (5.3%)
Hertz Global Holdings, Inc.*	143,700	3,198,762
Norfolk Southern Corp.	68,300	5,264,564

		8,463,326

Total Industrials		22,156,689

Information Technology (18.5%)
Computers & Peripherals (5.9%)
Apple, Inc.	16,000	7,082,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.*	65,400	$2,234,064

		9,316,144

IT Services (1.2%)
ServiceSource International, Inc.*	274,900	1,943,543

Semiconductors & Semiconductor Equipment (8.1%)
Atmel Corp.*	264,300	1,839,528
Avago Technologies Ltd	60,300	2,165,976
Broadcom Corp., Class A	59,500	2,062,865
Freescale Semiconductor Ltd.*	37,200	553,908
Micron Technology, Inc.*	193,400	1,930,132
NXP Semiconductor N.V.*	56,400	1,706,664
Skyworks Solutions, Inc.*	115,600	2,546,668

		12,805,741

Software (3.3%)
Adobe Systems, Inc.*	69,700	3,032,647
Symantec Corp.*	89,200	2,201,456

		5,234,103

Total Information Technology		29,299,531

Materials (1.5%)
Chemicals (1.5%)
Dow Chemical Co.	75,900	2,416,656

Total Materials		2,416,656

Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
MetroPCS Communications, Inc.*	107,800	1,175,020
NII Holdings, Inc.*	363,500	1,573,955

Total Telecommunication Services		2,748,975

Utilities (3.8%)
Electric Utilities (2.2%)
Edison International	32,700	1,645,464
NextEra Energy, Inc.	23,100	1,794,408

		3,439,872

Multi-Utilities (1.6%)
PG&E Corp.	58,800	2,618,364

Total Utilities		6,058,236

Total Investments (98.6%) (Cost $127,555,799)		156,413,760
Other Assets Less Liabilities (1.4%)		2,208,635

Net Assets (100%)		$158,622,395

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,712,628	$—	$—	$16,712,628
Consumer Staples	10,743,612	—	—	10,743,612
Energy	14,417,597	—	—	14,417,597
Financials	30,385,049	—	—	30,385,049
Health Care	21,474,787	—	—	21,474,787
Industrials	22,156,689	—	—	22,156,689
Information Technology	29,299,531	—	—	29,299,531
Materials	2,416,656	—	—	2,416,656
Telecommunication Services	2,748,975	—	—	2,748,975
Utilities	6,058,236	—	—	6,058,236

Total Assets	$156,413,760	$—	$—	$156,413,760

Total Liabilities	$—	$—	$—	$—

Total	$156,413,760	$—	$—	$156,413,760

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,879,246
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,975,644

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,591,599
Aggregate gross unrealized depreciation	(4,021,981)

Net unrealized appreciation	$28,569,618

Federal income tax cost of investments	$127,844,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.7%)
Johnson Controls, Inc.	66,722	$2,339,941

Automobiles (1.8%)
General Motors Co.*	230,366	6,408,782

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	83,503	2,864,153

Household Durables (0.5%)
Newell Rubbermaid, Inc.	67,508	1,761,959

Media (8.8%)
Comcast Corp., Class A	158,575	6,661,736
News Corp., Class B	198,124	6,094,294
Time Warner Cable, Inc.	77,651	7,459,155
Time Warner, Inc.	51,280	2,954,753
Viacom, Inc., Class B	130,447	8,031,622

		31,201,560

Multiline Retail (1.3%)
Kohl’s Corp.	35,771	1,650,116
Target Corp.	43,954	3,008,652

		4,658,768

Specialty Retail (1.1%)
Lowe’s Cos., Inc.	45,522	1,726,194
Staples, Inc.	163,440	2,194,999

		3,921,193

Total Consumer Discretionary		53,156,356

Consumer Staples (5.5%)
Food & Staples Retailing (1.9%)
CVS Caremark Corp.	102,587	5,641,259
Wal-Mart Stores, Inc.	11,546	863,987

		6,505,246

Food Products (3.3%)
Archer-Daniels-Midland Co.	76,664	2,585,877
Mondelez International, Inc., Class A	109,170	3,341,694
Tyson Foods, Inc., Class A	91,980	2,282,943
Unilever N.V. (N.Y. Shares)	87,552	3,589,632

		11,800,146

Household Products (0.3%)
Procter & Gamble Co.	14,567	1,122,533

Total Consumer Staples		19,427,925

Energy (13.3%)
Energy Equipment & Services (4.6%)
Halliburton Co.	174,708	7,059,950
Noble Corp.	46,122	1,759,554
Weatherford International Ltd.*	615,948	7,477,609

		16,297,113

Oil, Gas & Consumable Fuels (8.7%)
BP plc (ADR)	168,151	7,121,195
Chevron Corp.	38,975	4,631,009
Murphy Oil Corp.	85,527	5,450,636
Occidental Petroleum Corp.	51,898	4,067,246
QEP Resources, Inc.	133,302	4,244,336
Royal Dutch Shell plc (ADR), Class A	78,712	5,128,874

		30,643,296

Total Energy		46,940,409

Financials (23.0%)
Capital Markets (5.0%)
Bank of New York Mellon Corp.	273,089	7,643,761
Goldman Sachs Group, Inc.	24,470	3,600,760
Morgan Stanley	171,060	3,759,899
State Street Corp.	45,686	2,699,586

		17,704,006

Commercial Banks (5.2%)
Fifth Third Bancorp	212,011	3,457,900
PNC Financial Services Group, Inc.	81,367	5,410,906
U.S. Bancorp	64,341	2,183,090
Wells Fargo & Co.	196,862	7,281,925

		18,333,821

Diversified Financial Services (8.4%)
Bank of America Corp.	447,510	5,450,672
Citigroup, Inc.	305,710	13,524,610
JPMorgan Chase & Co.	230,941	10,960,460

		29,935,742

Insurance (4.4%)
Aflac, Inc.	24,625	1,280,992
Allstate Corp.	162,440	7,970,931
MetLife, Inc.	104,500	3,973,090
Travelers Cos., Inc.	27,288	2,297,377

		15,522,390

Total Financials		81,495,959

Health Care (14.0%)
Health Care Providers & Services (3.5%)
Cardinal Health, Inc.	63,248	2,632,382
UnitedHealth Group, Inc.	107,832	6,169,069
WellPoint, Inc.	53,026	3,511,912

		12,313,363

Pharmaceuticals (10.5%)
Bristol-Myers Squibb Co.	164,156	6,761,586
GlaxoSmithKline plc (ADR)	73,219	3,434,703
Merck & Co., Inc.	160,110	7,081,665
Novartis AG (ADR)	51,094	3,639,936
Pfizer, Inc.	284,064	8,198,087
Roche Holding AG (ADR)	53,563	3,138,792
Sanofi S.A. (ADR)	98,458	5,029,235

		37,284,004

Total Health Care		49,597,367

Industrials (6.2%)
Aerospace & Defense (1.5%)
Honeywell International, Inc.	36,270	2,732,945
Textron, Inc.	79,440	2,368,106

		5,101,051

Electrical Equipment (1.1%)
Emerson Electric Co.	72,211	4,034,429

Industrial Conglomerates (2.0%)
General Electric Co.	310,621	7,181,557

Machinery (1.6%)
Ingersoll-Rand plc	100,431	5,524,709

Total Industrials		21,841,746

Information Technology (10.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	174,002	3,638,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (2.3%)
Hewlett-Packard Co.	335,239	$7,992,098

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	311,157	4,147,723

Internet Software & Services (3.2%)
eBay, Inc.*	101,034	5,478,063
Yahoo!, Inc.*	239,524	5,636,000

		11,114,063

Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp.	86,672	1,893,783

Software (2.1%)
Microsoft Corp.	263,828	7,548,119

Total Information Technology		36,334,168

Materials (2.5%)
Metals & Mining (1.0%)
Alcoa, Inc.	391,592	3,336,364

Paper & Forest Products (1.5%)
International Paper Co.	115,555	5,382,552

Total Materials		8,718,916

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	49,818	1,827,822
Verizon Communications, Inc.	68,499	3,366,726

		5,194,548

Wireless Telecommunication Services (0.8%)
Vodafone Group plc (ADR)	104,522	2,969,470

Total Telecommunication Services		8,164,018

Utilities (2.1%)
Electric Utilities (2.1%)
FirstEnergy Corp.	60,425	2,549,935
PPL Corp.	160,159	5,014,578

Total Utilities		7,564,513

Total Investments (94.2%) (Cost $259,043,630)		333,241,377
Other Assets Less Liabilities (5.8%)		20,620,354

Net Assets (100%)		$353,861,731

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 4/15/13	Bank of New York Mellon Corp.	1,809	$2,695,404	$2,749,237	$(53,833)
British Pound vs. U.S. Dollar, expiring 4/15/13	Bank of New York Mellon Corp.	531	790,868	806,663	(15,795)
British Pound vs. U.S. Dollar,expiring 4/15/13	CIBC World Markets, Inc.	2,522	3,758,881	3,831,868	(72,987)
British Pound vs. U.S. Dollar,expiring 4/15/13	Citibank N.A.	1,345	2,004,601	2,043,662	(39,061)
British Pound vs. U.S. Dollar,expiring 4/15/13	State Street Bank & Trust	1,308	1,949,035	1,986,895	(37,860)
European Union Euro vs. U.S. Dollar, expiring 4/15/13	Bank of New York Mellon Corp.	1,886	2,452,143	2,417,456	34,687
European Union Euro vs. U.S. Dollar,expiring 4/15/13	CIBC World Markets, Inc.	2,351	3,056,529	3,013,780	42,749
European Union Euro vs. U.S. Dollar,expiring 4/15/13	CIBC World Markets, Inc.	668	869,069	856,914	12,155
European Union Euro vs. U.S. Dollar,expiring 4/15/13	Citibank N.A.	2,074	2,697,784	2,659,201	38,583
European Union Euro vs. U.S. Dollar,expiring 4/15/13	State Street Bank & Trust	2,037	2,649,169	2,610,852	38,317
Swiss Franc vs. U.S. Dollar, expiring 4/15/13	Bank of New York Mellon Corp.	1,121	1,178,831	1,180,991	(2,160)
Swiss Franc vs. U.S. Dollar, expiring 4/15/13	Bank of New York Mellon Corp.	480	504,297	505,221	(924)
Swiss Franc vs. U.S. Dollar,expiring 4/15/13	Citibank N.A.	1,385	1,457,895	1,459,521	(1,626)
Swiss Franc vs. U.S. Dollar,expiring 4/15/13	State Street Bank & Trust	2,475	2,604,683	2,607,672	(2,989)

					$(60,744)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$53,156,356	$—	$—	$53,156,356
Consumer Staples	19,427,925	—	—	19,427,925
Energy	46,940,409	—	—	46,940,409
Financials	81,495,959	—	—	81,495,959
Health Care	49,597,367	—	—	49,597,367
Industrials	21,841,746	—	—	21,841,746
Information Technology	36,334,168	—	—	36,334,168
Materials	8,718,916	—	—	8,718,916
Telecommunication Services	8,164,018	—	—	8,164,018
Utilities	7,564,513	—	—	7,564,513
Forward Currency Contracts	—	166,491	—	166,491

Total Assets	$333,241,377	$166,491	$—	$333,407,868

Liabilities:
Forward Currency Contracts	$—	$(227,235)	$—	$(227,235)

Total Liabilities	$—	$(227,235)	$—	$(227,235)

Total	$333,241,377	$(60,744)	$—	$333,180,633

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,425,697
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,901,898

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,921,738
Aggregate gross unrealized depreciation	(12,920,359)

Net unrealized appreciation	$70,001,379

Federal income tax cost of investments	$263,239,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.7%)
Auto Components (1.5%)
Delphi Automotive plc	334,500	$14,851,800

Automobiles (1.1%)
Tesla Motors, Inc.*	279,200	10,578,888

Hotels, Restaurants & Leisure (1.6%)
Starbucks Corp.	286,750	16,333,280

Internet & Catalog Retail (4.7%)
Amazon.com, Inc.*	90,900	24,223,941
Expedia, Inc.	157,900	9,475,579
priceline.com, Inc.*	19,200	13,208,256

		46,907,776

Media (4.8%)
CBS Corp., Class B	253,500	11,835,915
Discovery Communications, Inc., Class C*	265,270	18,446,876
Virgin Media, Inc.	347,700	17,026,869

		47,309,660

Multiline Retail (1.4%)
Dollar General Corp.*	279,628	14,143,584

Specialty Retail (6.5%)
GNC Holdings, Inc., Class A	287,900	11,308,712
Home Depot, Inc.	324,400	22,636,632
L Brands, Inc.	326,700	14,590,422
TJX Cos., Inc.	331,200	15,483,600

		64,019,366

Textiles, Apparel & Luxury Goods (2.1%)
Lululemon Athletica, Inc.*	146,200	9,115,570
Under Armour, Inc., Class A*	233,100	11,934,720

		21,050,290

Total Consumer Discretionary		235,194,644

Consumer Staples (1.9%)
Beverages (1.5%)
Constellation Brands, Inc., Class A*	306,200	14,587,368

Food Products (0.4%)
Boulder Brands, Inc.*	506,100	4,544,778

Total Consumer Staples		19,132,146

Energy (3.9%)
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	127,400	9,540,986

Oil, Gas & Consumable Fuels (3.0%)
Pioneer Natural Resources Co.	124,978	15,528,517
Williams Cos., Inc.	379,600	14,219,816

		29,748,333

Total Energy		39,289,319

Financials (4.6%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	78,571	12,066,148

Diversified Financial Services (1.6%)
IntercontinentalExchange, Inc.*	96,000	15,654,720

Real Estate Management & Development (1.8%)
CBRE Group, Inc., Class A*	713,300	18,010,825

Total Financials		45,731,693

Health Care (13.2%)
Biotechnology (5.7%)
Alexion Pharmaceuticals, Inc.*	74,666	6,879,725
BioMarin Pharmaceutical, Inc.*	137,288	8,547,551
Celgene Corp.*	101,300	11,741,683
Cubist Pharmaceuticals, Inc.*	171,500	8,029,630
Gilead Sciences, Inc.*	439,400	21,499,842

		56,698,431

Health Care Providers & Services (3.2%)
Cardinal Health, Inc.	231,200	9,622,544
HCA Holdings, Inc.	320,295	13,013,586
Team Health Holdings, Inc.*	248,600	9,044,068

		31,680,198

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	278,800	11,701,236

Pharmaceuticals (3.1%)
Allergan, Inc.	148,300	16,554,729
Sanofi S.A. (ADR)	282,700	14,440,316

		30,995,045

Total Health Care		131,074,910

Industrials (15.8%)
Aerospace & Defense (2.6%)
Precision Castparts Corp.	65,700	12,458,034
TransDigm Group, Inc.	89,700	13,716,924

		26,174,958

Airlines (1.5%)
Copa Holdings S.A., Class A	126,800	15,166,548

Building Products (2.5%)
Fortune Brands Home & Security, Inc.*	380,400	14,238,372
Owens Corning, Inc.*	260,100	10,255,743

		24,494,115

Construction & Engineering (1.5%)
Quanta Services, Inc.*	530,200	15,153,116

Machinery (1.5%)
Cummins, Inc.	126,816	14,686,561

Professional Services (2.4%)
Advisory Board Co.*	193,200	10,146,864
Verisk Analytics, Inc., Class A*	215,300	13,268,939

		23,415,803

Road & Rail (3.8%)
Hertz Global Holdings, Inc.*	716,800	15,955,968
Kansas City Southern	193,700	21,481,330

		37,437,298

Total Industrials		156,528,399

Information Technology (27.2%)
Communications Equipment (1.3%)
QUALCOMM, Inc.	199,600	13,363,220

Computers & Peripherals (5.7%)
Apple, Inc.	110,449	48,888,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Stratasys Ltd.*	105,686	$7,844,015

		56,732,056

Electronic Equipment, Instruments & Components (1.2%)
IPG Photonics Corp.	183,230	12,168,304

Internet Software & Services (9.2%)
eBay, Inc.*	401,500	21,769,330
ExactTarget, Inc.*	95,324	2,218,190
Facebook, Inc., Class A*	212,100	5,425,518
Google, Inc., Class A*	42,700	33,905,081
LinkedIn Corp., Class A*	72,500	12,764,350
MercadoLibre, Inc.	99,000	9,559,440
Rackspace Hosting, Inc.*	104,600	5,280,208

		90,922,117

IT Services (3.7%)
Vantiv, Inc., Class A*	450,995	10,706,621
Visa, Inc., Class A	152,500	25,900,600

		36,607,221

Software (6.1%)
BroadSoft, Inc.*	227,927	6,033,228
CommVault Systems, Inc.*	194,100	15,912,318
Fortinet, Inc.*	328,980	7,790,246
Salesforce.com, Inc.*	70,800	12,661,164
Splunk, Inc.*	283,165	11,335,095
VMware, Inc., Class A*	83,200	6,562,816

		60,294,867

Total Information Technology		270,087,785

Materials (3.9%)
Chemicals (3.9%)
Airgas, Inc.	157,500	15,617,700
Monsanto Co.	215,100	22,721,013

Total Materials		38,338,713

Telecommunication Services (3.4%)
Wireless Telecommunication Services (3.4%)
Crown Castle International Corp.*	231,100	16,093,804
SBA Communications Corp., Class A*	246,423	17,747,384

Total Telecommunication Services		33,841,188

Total Investments (97.6%) (Cost $754,293,181)		969,218,797
Other Assets Less Liabilities (2.4%)		24,193,077

Net Assets (100%)		$993,411,874

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$235,194,644	$—	$—	$235,194,644
Consumer Staples	19,132,146	—	—	19,132,146
Energy	39,289,319	—	—	39,289,319
Financials	45,731,693	—	—	45,731,693
Health Care	131,074,910	—	—	131,074,910
Industrials	156,528,399	—	—	156,528,399
Information Technology	270,087,785	—	—	270,087,785
Materials	38,338,713	—	—	38,338,713
Telecommunication Services	33,841,188	—	—	33,841,188

Total Assets	$969,218,797	$—	$—	$969,218,797

Total Liabilities	$—	$—	$—	$—

Total	$969,218,797	$—	$—	$969,218,797

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$221,395,159
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,034,488

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,587,215
Aggregate gross unrealized depreciation	(10,765,059)

Net unrealized appreciation	$214,822,156

Federal income tax cost of investments	$754,396,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“AXA FMG”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from AXA FMG.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the beginning of the year.

Transfers into, or out of, Level 3 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. Level 3 transfers, if any, can be found in the Portfolio of Investments for each respective Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2013 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 30, 2013

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 30, 2013